UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09729

iShares Trust

(Exact name of registrant as specified in charter)

c/o: State Street Bank and Trust Company

100 Summer Street, 4th Floor, Boston, MA 02110

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 670-2000

Date of fiscal year end: July 31, 2018

Date of reporting period: April 30, 2018

Item 1.	Schedules of Investments.

Schedule of Investments (Unaudited)

iSHARES® ADAPTIVE CURRENCY HEDGED MSCI EAFE ETF

April 30, 2018

Security	Shares	Value
INVESTMENT COMPANIES — 99.92%

EXCHANGE-TRADED FUNDS — 99.92%
iShares MSCI EAFE ETF[a]	41,188	$2,913,639

		2,913,639

TOTAL INVESTMENT COMPANIES
(Cost: $2,386,747)		2,913,639

SHORT-TERM INVESTMENTS — 0.05%

MONEY MARKET FUNDS — 0.05%
BlackRock Cash Funds: Treasury, SL Agency Shares
1.61%[a,b]	1,438	1,438

		1,438

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,438)		1,438

TOTAL INVESTMENTS IN SECURITIES — 99.97%
(Cost: $2,388,185)		2,915,077
Other Assets, Less Liabilities — 0.03%		743

NET ASSETS — 100.00%		$2,915,820

[a]	Affiliate of the Fund.
[b]	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended April 30, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated issuer	Shares held at 07/31/17	Shares purchased		Shares sold	Shares held at 04/30/18	Value at 04/30/18	Income	Net realized gain (loss)	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	1,103	335	[a]	—	1,438	$1,438	$15	$—	$—
iShares MSCI EAFE ETF	41,029	1,844		(1,685)	41,188	2,913,639	30,704	11,794	148,259

						$2,915,077	$30,719	$11,794	$148,259

[a]	Net of purchases and sales.

1

Schedule of Investments (Unaudited) (Continued)

iSHARES® ADAPTIVE CURRENCY HEDGED MSCI EAFE ETF

April 30, 2018

Forward Currency Contracts

Forward currency contracts outstanding as of April 30, 2018 were as follows:

Currency purchased		Currency sold		Counterparty	Settlement date	Unrealized appreciation (depreciation)
USD	193,896	AUD	253,000	MS	05/08/2018	$3,423
USD	164,765	CHF	157,000	MS	05/08/2018	6,275
USD	39,848	DKK	240,000	MS	05/08/2018	932
USD	705,314	EUR	570,000	MS	05/08/2018	16,742
USD	375,453	GBP	266,000	MS	05/08/2018	9,156
USD	69,914	HKD	548,000	MS	05/08/2018	82
USD	5,727	ILS	20,000	MS	05/08/2018	168
USD	513,070	JPY	54,372,000	MS	05/08/2018	15,516
USD	19,677	NOK	154,000	MS	05/08/2018	477
USD	3,617	NZD	5,000	MS	05/08/2018	99
USD	77,146	SEK	640,000	MS	05/08/2018	4,032
USD	29,037	SGD	38,000	MS	05/08/2018	377
USD	182,156	AUD	241,000	MS	06/07/2018	706
USD	158,901	CHF	157,000	MS	06/07/2018	11
USD	25,032	DKK	154,000	MS	06/07/2018	5
USD	479,537	EUR	396,000	MS	06/07/2018	113
USD	237,213	GBP	172,000	MS	06/07/2018	37
USD	2,551	HKD	20,000	MS	06/07/2018	—
USD	5,293	ILS	19,000	MS	06/07/2018	2
USD	14,260	NOK	114,000	MS	06/07/2018	33
USD	3,529	NZD	5,000	MS	06/07/2018	11
USD	52,812	SEK	459,000	MS	06/07/2018	260
USD	27,175	SGD	36,000	MS	06/07/2018	6

						58,463

AUD	253,000	USD	191,358	MS	05/08/2018	(885)
CHF	157,000	USD	158,514	MS	05/08/2018	(25)
DKK	240,000	USD	39,203	MS	05/08/2018	(287)
EUR	570,000	USD	693,729	MS	05/08/2018	(5,157)
GBP	266,000	USD	369,006	MS	05/08/2018	(2,708)
HKD	548,000	USD	69,835	MS	05/08/2018	(2)
ILS	20,000	USD	5,570	MS	05/08/2018	(11)
JPY	54,372,000	USD	497,566	MS	05/08/2018	(11)
NOK	154,000	USD	19,348	MS	05/08/2018	(148)
NZD	5,000	USD	3,529	MS	05/08/2018	(12)
SEK	640,000	USD	74,382	MS	05/08/2018	(1,268)
SGD	38,000	USD	28,688	MS	05/08/2018	(27)
AUD	50,000	USD	37,742	MS	06/07/2018	(97)
CHF	49,000	USD	49,605	MS	06/07/2018	(15)
DKK	1,000	USD	163	MS	06/07/2018	—
JPY	15,594,000	USD	143,110	MS	06/07/2018	(135)
NOK	34,000	USD	4,244	MS	06/07/2018	—
NZD	2,000	USD	1,409	MS	06/07/2018	(2)

2

Schedule of Investments (Unaudited) (Continued)

iSHARES® ADAPTIVE CURRENCY HEDGED MSCI EAFE ETF

April 30, 2018

Currency purchased		Currency sold		Counterparty	Settlement date	Unrealized appreciation (depreciation)
SGD	9,000	USD	6,800	MS	06/07/2018	$(8)
USD	22,028	GBP	16,000	MS	06/07/2018	(35)
USD	69,877	HKD	548,000	MS	06/07/2018	(7)
USD	278	ILS	1,000	MS	06/07/2018	—
USD	498,502	JPY	54,372,000	MS	06/07/2018	(12)
USD	3,547	SEK	31,000	MS	06/07/2018	(2)

						(10,854)

				Net unrealized appreciation		$47,609

Counterparty:

MS — Morgan Stanley and Co. International PLC

Currency abbreviations:

AUD — Australian Dollar

CHF — Swiss Franc

DKK — Danish Krone

EUR — Euro

GBP — British Pound

HKD — Hong Kong Dollar

ILS — Israeli Shekel

JPY — Japanese Yen

NOK — Norwegian Krone

NZD — New Zealand Dollar

SEK — Swedish Krona

SGD — Singapore Dollar

USD — United States Dollar

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Investment companies	$2,913,639	$—	$—	$2,913,639
Money market funds	1,438	—	—	1,438

Total	$2,915,077	$—	$—	$2,915,077

Derivative financial instruments[a]
Assets
Forward currency contracts	$—	$58,463	$—	$58,463
Liabilities
Forward currency contracts	—	(10,854)	—	(10,854)

Total	$—	$47,609	$—	$47,609

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

3

Schedule of Investments (Unaudited)

iSHARES® CHINA LARGE-CAP ETF

April 30, 2018

Security	Shares	Value
COMMON STOCKS — 99.92%

AIRLINES — 0.41%
Air China Ltd. Class H	13,890,000	$18,547,727

		18,547,727
AUTOMOBILES — 3.66%
BYD Co. Ltd. Class Ha	5,233,000	36,772,523
Geely Automobile Holdings Ltd.	36,634,000	98,023,636
Guangzhou Automobile Group Co. Ltd. Class H	16,878,000	31,182,875

		165,979,034
BANKS — 31.52%
Agricultural Bank of China Ltd. Class H	194,690,000	110,638,346
Bank of China Ltd. Class H	380,661,000	208,561,437
Bank of Communications Co. Ltd. Class H	59,393,200	48,887,341
China CITIC Bank Corp. Ltd. Class H	63,029,000	45,455,247
China Construction Bank Corp. Class H	393,659,320	417,321,765
China Everbright Bank Co. Ltd. Class H	23,639,000	11,897,436
China Merchants Bank Co. Ltd. Class H	28,856,938	127,219,451
China Minsheng Banking Corp. Ltd. Class H	40,498,000	38,184,971
Industrial & Commercial Bank of China Ltd. Class H	440,763,995	392,002,381
Postal Savings Bank of China Co. Ltd. Class Hb	44,671,000	30,849,784

		1,431,018,159
CAPITAL MARKETS — 3.68%
China Huarong Asset Management Co. Ltd. Class Hb	73,876,000	25,603,507
CITIC Securities Co. Ltd. Class H	17,373,500	42,856,810
GF Securities Co. Ltd. Class H	11,779,200	20,922,123
Guotai Junan Securities Co. Ltd. Class Ha,b,c	6,367,800	15,010,263
Haitong Securities Co. Ltd. Class H	25,999,600	35,778,126
Huatai Securities Co. Ltd. Class Hb	13,108,400	26,757,120

		166,927,949
COMMUNICATIONS EQUIPMENT — 0.29%
ZTE Corp. Class Hc	5,761,000	13,163,885

		13,163,885
CONSTRUCTION & ENGINEERING — 1.75%
China Communications Construction Co. Ltd. Class H	33,762,000	39,146,842
China Railway Construction Corp. Ltd. Class H	14,393,500	17,110,993
China Railway Group Ltd. Class H	29,167,000	23,450,294

		79,708,129
CONSTRUCTION MATERIALS — 1.25%
Anhui Conch Cement Co. Ltd. Class H	9,021,000	56,781,754

		56,781,754
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.55%
China Telecom Corp. Ltd. Class H	105,840,000	51,785,506
China Unicom Hong Kong Ltd.[c]	45,098,000	64,243,066

		116,028,572

Security	Shares	Value
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.81%
Sunny Optical Technology Group Co. Ltd.	4,965,500	$82,312,815

		82,312,815
INDUSTRIAL CONGLOMERATES — 2.08%
CITIC Ltd.	37,422,000	57,409,089
Fosun International Ltd.	17,169,000	36,883,297

		94,292,386
INSURANCE — 13.85%
China Life Insurance Co. Ltd. Class H	55,282,000	158,486,924
China Pacific Insurance Group Co. Ltd. Class H	19,679,400	87,636,738
New China Life Insurance Co. Ltd. Class H	6,653,000	31,322,696
People’s Insurance Co. Group of China Ltd. (The) Class H	64,700,000	30,749,658
PICC Property & Casualty Co. Ltd. Class H	34,205,700	61,801,908
Ping An Insurance Group Co. of China Ltd. Class H	26,172,000	258,610,340

		628,608,264
INTERNET SOFTWARE & SERVICES — 8.21%
Tencent Holdings Ltd.	7,478,800	372,593,992

		372,593,992
MACHINERY — 0.60%
CRRC Corp. Ltd. Class H	30,696,450	27,300,509

		27,300,509
METALS & MINING — 0.50%
China Molybdenum Co. Ltd. Class H	29,994,000	22,854,027

		22,854,027
OIL, GAS & CONSUMABLE FUELS — 12.43%
China Petroleum & Chemical Corp. Class H	194,550,600	190,131,953
China Shenhua Energy Co. Ltd. Class H	25,915,500	64,258,355
CNOOC Ltd.	114,974,000	192,789,200
PetroChina Co. Ltd. Class H	158,668,000	117,056,378

		564,235,886
REAL ESTATE MANAGEMENT & DEVELOPMENT — 9.69%
China Evergrande Group[a,c]	22,289,000	71,709,904
China Overseas Land & Investment Ltd.	29,242,000	98,923,340
China Resources Land Ltd.	20,401,333	77,334,394
China Vanke Co. Ltd. Class H	10,027,100	41,778,252
Country Garden Holdings Co. Ltd.	56,292,000	116,338,832
Longfor Properties Co. Ltd.	11,146,000	33,658,484

		439,743,206

4

Schedule of Investments (Unaudited) (Continued)

iSHARES® CHINA LARGE-CAP ETF

April 30, 2018

Security	Shares	Value
WIRELESS TELECOMMUNICATION SERVICES — 5.64%
China Mobile Ltd.	26,704,000	$255,871,156

		255,871,156

TOTAL COMMON STOCKS (Cost: $4,052,697,518)		4,535,967,450

SHORT-TERM INVESTMENTS — 1.71%

MONEY MARKET FUNDS — 1.71%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.93%[d,e,f]	74,974,785	74,982,283
BlackRock Cash Funds: Treasury, SL Agency Shares
1.61%[d,e]	2,919,601	2,919,601

		77,901,884

TOTAL SHORT-TERM INVESTMENTS (Cost: $77,897,683)		77,901,884

TOTAL INVESTMENTS IN SECURITIES — 101.63% (Cost: $4,130,595,201)		4,613,869,334
Other Assets, Less Liabilities — (1.63)%		(74,136,008)

NET ASSETS — 100.00%		$4,539,733,326

[a]	All or a portion of this security is on loan.
[b]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
[c]	Non-income producing security.
[d]	Affiliate of the Fund.
[e]	Annualized 7-day yield as of period end.
[f]	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended April 30, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated issuer	Shares held at 07/31/17	Shares purchased	Shares sold	Shares held at 04/30/18	Value at 04/30/18	Income	Net realized gain (loss)	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	121,438,320	—	(46,463,535)[a]	74,974,785	$74,982,283	$1,158,352[b]	$(8,393)	$(4,152)
BlackRock Cash Funds: Treasury, SL Agency Shares	920,999	1,998,602[a]	—	2,919,601	2,919,601	29,063	—	—

					$77,901,884	$1,187,415	$(8,393)	$(4,152)

[a]	Net of purchases and sales.
[b]	Includes the Fund’s portion of securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities.

5

Schedule of Investments (Unaudited) (Continued)

iSHARES® CHINA LARGE-CAP ETF

April 30, 2018

Futures Contracts

Futures contracts outstanding as of April 30, 2018 were as follows:

Description	Number of contracts	Expiration date	Notional amount (000)	Value / unrealized appreciation (depreciation)
Long Contracts
Hang Seng China Enterprises Index	26	May 2018	$2,032	$13,383

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common stocks	$4,522,803,565	$13,163,885	$—	$4,535,967,450
Money market funds	77,901,884	—	—	77,901,884

Total	$4,600,705,449	$13,163,885	$—	$4,613,869,334

Derivative financial instruments[a]
Assets
Futures contracts	$13,383	$—	$—	$13,383

Total	$13,383	$—	$—	$13,383

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

6

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE AGGRESSIVE ALLOCATION ETF

April 30, 2018

Security	Shares	Value
INVESTMENT COMPANIES — 99.92%

DOMESTIC EQUITY — 40.27%
iShares Core S&P 500 ETF[a]	1,179,777	$314,186,413
iShares Core S&P Mid-Cap ETF[a]	128,339	23,994,259
iShares Core S&P Small-Cap ETF[a,b]	134,210	10,444,222

		348,624,894
DOMESTIC FIXED INCOME — 17.08%
iShares Core Total USD Bond Market ETF[a,b]	2,995,391	147,912,407

		147,912,407
INTERNATIONAL EQUITY — 39.55%
iShares Core MSCI Emerging Markets ETF[a]	1,324,648	75,306,239
iShares Core MSCI International Developed Markets ETF[a,b]	4,543,927	267,046,590

		342,352,829
INTERNATIONAL FIXED INCOME — 3.02%
iShares International Aggregate Bond ETF[a,b]	497,405	26,128,685

		26,128,685

TOTAL INVESTMENT COMPANIES (Cost: $792,851,141)		865,018,815

SHORT-TERM INVESTMENTS — 1.59%

MONEY MARKET FUNDS — 1.59%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.93%[a,c,d]	13,098,663	13,099,973
BlackRock Cash Funds: Treasury, SL Agency Shares
1.61%[a,c]	655,476	655,476

		13,755,449

TOTAL SHORT-TERM INVESTMENTS
(Cost: $13,754,260)		13,755,449

TOTAL INVESTMENTS IN SECURITIES — 101.51%
(Cost: $806,605,401)		878,774,264
Other Assets, Less Liabilities — (1.51)%		(13,093,018)

NET ASSETS — 100.00%		$865,681,246

[a]	Affiliate of the Fund.
[b]	All or a portion of this security is on loan.
[c]	Annualized 7-day yield as of period end.
[d]	All or a portion of this security was purchased with cash collateral received from loaned securities.

7

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE AGGRESSIVE ALLOCATION ETF

April 30, 2018

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended April 30, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated issuer	Shares held at 07/31/17	Shares purchased	Shares sold	Shares held at 04/30/18	Value at 04/30/18	Income	Net realized gain (loss)	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	—	13,098,663[a]	—	13,098,663	$13,099,973	$33,213[b]	$(6,369)	$1,189
BlackRock Cash Funds: Treasury, SL Agency Shares	885,546	—	(230,070)[a]	655,476	655,476	11,603	—	—
iShares Core MSCI Emerging Markets ETF	1,055,267	352,535	(83,154)	1,324,648	75,306,239	1,155,767	552,404	3,638,693
iShares Core MSCI Europe ETF	2,641,278	220,110	(2,861,388)	—	—	—	16,193,061	(11,657,483)
iShares Core MSCI International Developed Markets ETF	—	4,865,350	(321,423)	4,543,927	267,046,590	981,781	(122,365)	6,643,574
iShares Core MSCI Pacific ETF	1,527,210	127,270	(1,654,480)	—	—	—	13,137,056	(9,136,705)
iShares Core S&P 500 ETF	1,089,184	273,092	(182,499)	1,179,777	314,186,413	4,286,637	3,066,367	15,863,985
iShares Core S&P Mid-Cap ETF	124,582	30,404	(26,647)	128,339	23,994,259	230,976	283,173	1,114,120
iShares Core S&P Small-Cap ETF	136,032	33,424	(35,246)	134,210	10,444,222	101,202	140,029	822,587
iShares Core Total USD Bond Market ETF	1,215,789	1,934,926	(155,324)	2,995,391	147,912,407	2,071,358	(28,599)	(4,523,924)
iShares International Aggregate Bond ETF	350,681	177,403	(30,679)	497,405	26,128,685	166,610	5,606	322,116
iShares U.S. Credit Bond ETF	158,834	13,244	(172,078)	—	—	137,858	(13,470)	(12,010)
iShares U.S. Treasury Bond ETF	940,604	78,386	(1,018,990)	—	—	99,015	(374,895)	264,788

					$878,774,264	$9,276,020	$32,831,998	$3,340,930

[a]	Net of purchases and sales.
[b]	Includes the Fund’s portion of securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities.

8

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE AGGRESSIVE ALLOCATION ETF

April 30, 2018

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Investment companies	$865,018,815	$—	$—	$865,018,815
Money market funds	13,755,449	—	—	13,755,449

Total	$878,774,264	$—	$—	$878,774,264

9

Schedule of Investments (Unaudited)

iSHARES® CORE CONSERVATIVE ALLOCATION ETF

April 30, 2018

Security	Shares	Value
INVESTMENT COMPANIES — 99.93%

DOMESTIC EQUITY — 15.04%
iShares Core S&P 500 ETF[a]	237,916	$63,359,410
iShares Core S&P Mid-Cap ETF[a]	25,879	4,838,338
iShares Core S&P Small-Cap ETF[a,b]	27,053	2,105,264

		70,303,012
DOMESTIC FIXED INCOME — 59.59%
iShares Core Total USD Bond Market ETF[a,b]	5,640,353	278,520,631

		278,520,631
INTERNATIONAL EQUITY — 14.77%
iShares Core MSCI Emerging Markets ETF[a]	267,227	15,191,855
iShares Core MSCI International Developed Markets ETF[a,b]	916,239	53,847,366

		69,039,221
INTERNATIONAL FIXED INCOME — 10.53%
iShares International Aggregate Bond ETF[a,b]	936,341	49,185,993

		49,185,993

TOTAL INVESTMENT COMPANIES
(Cost: $460,397,318)		467,048,857

SHORT-TERM INVESTMENTS — 1.71%

MONEY MARKET FUNDS — 1.71%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.93%[a,c,d]	6,896,115	6,896,805
BlackRock Cash Funds: Treasury, SL Agency Shares
1.61%[a,c]	1,086,049	1,086,049

		7,982,854

TOTAL SHORT-TERM INVESTMENTS
(Cost: $7,982,609)		7,982,854

TOTAL INVESTMENTS IN SECURITIES — 101.64%
(Cost: $468,379,927)		475,031,711
Other Assets, Less Liabilities — (1.64)%		(7,636,465)

NET ASSETS — 100.00%		$467,395,246

[a]	Affiliate of the Fund.
[b]	All or a portion of this security is on loan.
[c]	Annualized 7-day yield as of period end.
[d]	All or a portion of this security was purchased with cash collateral received from loaned securities.

10

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE CONSERVATIVE ALLOCATION ETF

April 30, 2018

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended April 30, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated issuer	Shares held at 07/31/17	Shares purchased	Shares sold	Shares held at 04/30/18	Value at 04/30/18	Income	Net realized gain (loss)	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	—	6,896,115[a]	—	6,896,115	$6,896,805	$8,548[b]	$(3,751)	$245
BlackRock Cash Funds: Treasury, SL Agency Shares	453,300	632,749[a]	—	1,086,049	1,086,049	8,675	—	—
iShares Core MSCI Emerging Markets ETF	245,911	80,568	(59,252)	267,227	15,191,855	259,375	474,996	586,215
iShares Core MSCI Europe ETF	615,547	103,038	(718,585)	—	—	—	3,879,311	(2,734,993)
iShares Core MSCI International Developed Markets ETF	—	1,088,795	(172,556)	916,239	53,847,366	220,332	133,008	1,438,983
iShares Core MSCI Pacific ETF	355,887	59,553	(415,440)	—	—	—	3,136,831	(2,122,132)
iShares Core S&P 500 ETF	253,811	76,061	(91,956)	237,916	63,359,410	983,339	2,935,070	1,932,350
iShares Core S&P Mid-Cap ETF	29,046	8,567	(11,734)	25,879	4,838,338	52,941	236,808	129,777
iShares Core S&P Small-Cap ETF	31,696	9,366	(14,009)	27,053	2,105,264	23,152	114,628	124,041
iShares Core Total USD Bond Market ETF	2,644,527	3,715,121	(719,295)	5,640,353	278,520,631	4,381,228	(74,034)	(9,240,940)
iShares International Aggregate Bond ETF	762,838	319,484	(145,981)	936,341	49,185,993	361,969	118,482	579,990
iShares U.S. Credit Bond ETF	345,395	57,798	(403,193)	—	—	310,486	(410,882)	349,583
iShares U.S. Treasury Bond ETF	2,045,909	342,459	(2,388,368)	—	—	222,981	(1,216,550)	929,742

					$475,031,711	$6,833,026	$9,323,917	$(8,027,139)

[a]	Net of purchases and sales.
[b]	Includes the Fund’s portion of securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities.

11

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE CONSERVATIVE ALLOCATION ETF

April 30, 2018

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Investment companies	$467,048,857	$—	$—	$467,048,857
Money market funds	7,982,854	—	—	7,982,854

Total	$475,031,711	$—	$—	$475,031,711

12

Schedule of Investments (Unaudited)

iSHARES® CORE GROWTH ALLOCATION ETF

April 30, 2018

Security	Shares	Value
INVESTMENT COMPANIES — 99.91%

DOMESTIC EQUITY — 30.15%
iShares Core S&P 500 ETF[a]	1,113,263	$296,473,070
iShares Core S&P Mid-Cap ETF[a]	121,023	22,626,460
iShares Core S&P Small-Cap ETF[a]	126,336	9,831,467

		328,930,997
DOMESTIC FIXED INCOME — 34.12%
iShares Core Total USD Bond Market ETF[a]	7,539,253	372,288,313

		372,288,313
INTERNATIONAL EQUITY — 29.61%
iShares Core MSCI Emerging Markets ETF[a]	1,250,299	71,079,498
iShares Core MSCI International Developed Markets ETF[a]	4,287,746	251,990,833

		323,070,331
INTERNATIONAL FIXED INCOME — 6.03%
iShares International Aggregate Bond ETF[a]	1,251,922	65,763,463

		65,763,463

TOTAL INVESTMENT COMPANIES
(Cost: $1,031,124,763)		1,090,053,104

SHORT-TERM INVESTMENTS — 0.07%

MONEY MARKET FUNDS — 0.07%
BlackRock Cash Funds: Treasury, SL Agency Shares
1.61%[a,b]	734,709	734,709

		734,709

TOTAL SHORT-TERM INVESTMENTS
(Cost: $734,709)		734,709

TOTAL INVESTMENTS IN SECURITIES — 99.98%
(Cost: $1,031,859,472)		1,090,787,813
Other Assets, Less Liabilities — 0.02%		266,829

NET ASSETS — 100.00%		$1,091,054,642

[a]	Affiliate of the Fund.
[b]	Annualized 7-day yield as of period end.

13

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE GROWTH ALLOCATION ETF

April 30, 2018

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended April 30, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated issuer	Shares held at 07/31/17	Shares purchased	Shares sold	Shares held at 04/30/18	Value at 04/30/18	Income	Net realized gain (loss)	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	456,540	—	(456,540)[a]	—	$—	$34,707[b]	$(7,613)	$(9)
BlackRock Cash Funds: Treasury, SL Agency Shares	1,337,663	—	(602,954)[a]	734,709	734,709	19,234	—	—
iShares Core MSCI Emerging Markets ETF	1,211,854	306,420	(267,975)	1,250,299	71,079,498	1,261,719	3,086,987	2,065,682
iShares Core MSCI Europe ETF	3,033,132	240,315	(3,273,447)	—	—	—	18,676,890	(13,405,377)
iShares Core MSCI International Developed Markets ETF	—	5,284,093	(996,347)	4,287,746	251,990,833	1,071,812	1,114,512	6,493,416
iShares Core MSCI Pacific ETF	1,753,753	138,935	(1,892,688)	—	—	—	15,050,091	(10,370,763)
iShares Core S&P 500 ETF	1,250,731	260,946	(398,414)	1,113,263	296,473,070	4,637,751	13,080,792	9,914,264
iShares Core S&P Mid-Cap ETF	143,036	29,037	(51,050)	121,023	22,626,460	248,798	1,124,348	570,643
iShares Core S&P Small-Cap ETF	156,160	31,936	(61,760)	126,336	9,831,467	109,299	568,656	532,570
iShares Core Total USD Bond Market ETF	3,723,207	5,195,270	(1,379,224)	7,539,253	372,288,313	5,905,975	92,741	(12,560,480)
iShares International Aggregate Bond ETF	1,073,999	421,271	(243,348)	1,251,922	65,763,463	497,980	225,601	708,663
iShares U.S. Credit Bond ETF	486,279	38,517	(524,796)	—	—	426,027	180,143	(252,901)
iShares U.S. Treasury Bond ETF	2,880,392	228,216	(3,108,608)	—	—	306,047	(1,169,986)	825,692

					$1,090,787,813	$14,519,349	$52,023,162	$(15,478,600)

[a]	Net of purchases and sales.
[b]	Includes the Fund’s portion of securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities.

14

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE GROWTH ALLOCATION ETF

April 30, 2018

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Investment companies	$1,090,053,104	$—	$—	$1,090,053,104
Money market funds	734,709	—	—	734,709

Total	$1,090,787,813	$—	$—	$1,090,787,813

15

Schedule of Investments (Unaudited)

iSHARES® CORE MODERATE ALLOCATION ETF

April 30, 2018

Security	Shares	Value
INVESTMENT COMPANIES — 99.89%

DOMESTIC EQUITY — 20.06%
iShares Core S&P 500 ETF[a]	609,071	$162,201,698
iShares Core S&P Mid-Cap ETF[a]	66,214	12,379,369
iShares Core S&P Small-Cap ETF[a,b]	69,147	5,381,020

		179,962,087
DOMESTIC FIXED INCOME — 51.09%
iShares Core Total USD Bond Market ETF[a,b]	9,280,781	458,284,966

		458,284,966
INTERNATIONAL EQUITY — 19.71%
iShares Core MSCI Emerging Markets ETF[a]	684,023	38,886,708
iShares Core MSCI International Developed Markets ETF[a,b]	2,345,864	137,866,427

		176,753,135
INTERNATIONAL FIXED INCOME — 9.03%
iShares International Aggregate Bond ETF[a,b]	1,541,014	80,949,465

		80,949,465

TOTAL INVESTMENT COMPANIES
(Cost: $873,062,000)		895,949,653

SHORT-TERM INVESTMENTS — 1.82%

MONEY MARKET FUNDS — 1.82%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.93%[a,c,d]	15,748,451	15,750,026
BlackRock Cash Funds: Treasury, SL Agency Shares
1.61%[a,c]	606,204	606,204

		16,356,230

TOTAL SHORT-TERM INVESTMENTS
(Cost: $16,355,236)		16,356,230

TOTAL INVESTMENTS IN SECURITIES — 101.71%
(Cost: $889,417,236)		912,305,883
Other Assets, Less Liabilities — (1.71)%		(15,366,024)

NET ASSETS — 100.00%		$896,939,859

[a]	Affiliate of the Fund.
[b]	All or a portion of this security is on loan.
[c]	Annualized 7-day yield as of period end.
[d]	All or a portion of this security was purchased with cash collateral received from loaned securities.

16

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MODERATE ALLOCATION ETF

April 30, 2018

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended April 30, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated issuer	Shares held at 07/31/17	Shares purchased		Shares sold	Shares held at 04/30/18	Value at 04/30/18	Income		Net realized gain (loss)	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	9,822,016	5,926,435	[a]	—	15,748,451	$15,750,026	$40,975	[b]	$(6,903)	$994
BlackRock Cash Funds: Treasury, SL Agency Shares	1,429,015	—		(822,810)[a]	606,204	606,204	18,422		—	—
iShares Core MSCI Emerging Markets ETF	596,198	215,974		(128,149)	684,023	38,886,708	659,384		1,127,183	1,357,937
iShares Core MSCI Europe ETF	1,492,224	193,647		(1,685,871)	—	—	—		9,360,165	(6,736,400)
iShares Core MSCI International Developed Markets ETF	—	2,717,009		(371,145)	2,345,864	137,866,427	560,139		277,588	3,570,903
iShares Core MSCI Pacific ETF	862,782	111,945		(974,727)	—	—	—		7,495,274	(5,162,960)
iShares Core S&P 500 ETF	615,356	198,313		(204,598)	609,071	162,201,698	2,429,024		5,064,780	6,096,658
iShares Core S&P Mid-Cap ETF	70,374	22,142		(26,302)	66,214	12,379,369	130,613		452,334	370,824
iShares Core S&P Small-Cap ETF	76,876	24,344		(32,073)	69,147	5,381,020	57,313		229,883	324,702
iShares Core Total USD Bond Market ETF	4,121,363	6,207,680		(1,048,262)	9,280,781	458,284,966	6,908,231		(48,723)	(15,193,561)
iShares International Aggregate Bond ETF	1,188,838	569,880		(217,704)	1,541,014	80,949,465	561,605		133,664	894,892
iShares U.S. Credit Bond ETF	538,327	69,870		(608,197)	—	—	470,829		(34,185)	(57,286)
iShares U.S. Treasury Bond ETF	3,188,424	413,763		(3,602,187)	—	—	338,151		(1,408,810)	1,000,238

						$912,305,883	$12,174,686		$22,642,250	$(13,533,057)

[a]	Net of purchases and sales.
[b]	Includes the Fund’s portion of securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities.

17

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MODERATE ALLOCATION ETF

April 30, 2018

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Investment companies	$895,949,653	$—	$—	$895,949,653
Money market funds	16,356,230	—	—	16,356,230

Total	$912,305,883	$—	$—	$912,305,883

18

Schedule of Investments (Unaudited)

iSHARES® CORE MSCI EAFE ETF

April 30, 2018

Security	Shares	Value
COMMON STOCKS — 98.58%

AUSTRALIA — 6.53%
Abacus Property Group	1,516,506	$4,143,936
Adelaide Brighton Ltd.[a]	1,525,020	7,413,476
AGL Energy Ltd.	2,244,687	36,819,341
Ainsworth Game Technology Ltd.	889,632	1,282,638
ALS Ltd.	1,749,534	10,300,955
Altium Ltd.	482,837	7,406,018
Alumina Ltd.	8,252,282	16,445,174
Amcor Ltd./Australia	3,764,684	39,017,511
AMP Ltd.	9,578,971	29,211,962
Ansell Ltd.	493,488	9,715,042
APA Group	3,875,569	24,427,693
APN Outdoor Group Ltd.	633,722	2,611,872
ARB Corp. Ltd.	287,311	4,506,696
Ardent Leisure Group	1,720,848	2,455,075
Aristocrat Leisure Ltd.	1,824,931	36,945,855
Asaleo Care Ltd.	1,586,794	1,557,128
ASX Ltd.	619,146	27,401,445
Aurizon Holdings Ltd.	6,572,730	22,326,405
AusNet Services	6,465,602	8,394,559
Australia & New Zealand Banking Group Ltd.	9,668,074	195,876,789
Australian Agricultural Co. Ltd.[a,b]	1,971,686	1,637,159
Australian Pharmaceutical Industries Ltd.	1,790,119	1,830,972
Automotive Holdings Group Ltd.[a]	1,022,226	2,608,099
Aveo Group	1,753,209	3,467,332
Bank of Queensland Ltd.	1,337,106	10,153,700
Bapcor Ltd.	1,153,486	5,137,181
Beach Energy Ltd.	8,581,001	10,234,239
Bega Cheese Ltd.[a]	642,740	3,449,574
Bellamy’s Australia Ltd.[a,b]	373,823	5,110,283
Bendigo & Adelaide Bank Ltd.	1,616,133	12,955,737
BHP Billiton Ltd.	10,553,279	246,552,024
Blackmores Ltd.[a]	48,618	4,329,414
BlueScope Steel Ltd.	1,893,592	23,599,021
Boral Ltd.	4,006,234	20,805,840
Brambles Ltd.	5,250,607	39,118,948
BT Investment Management Ltd.	692,460	4,803,643
BWP Trust	2,033,040	4,803,422
Caltex Australia Ltd.	870,662	20,386,932
carsales.com Ltd.	781,602	8,460,486
Challenger Ltd./Australia	1,930,300	15,736,533
Charter Hall Group	1,700,092	7,571,552
Charter Hall Retail REIT	1,225,891	3,655,186
CIMIC Group Ltd.	329,231	11,280,320
Cleanaway Waste Management Ltd.	7,697,064	9,209,051
Coca-Cola Amatil Ltd.	1,876,861	13,161,589
Cochlear Ltd.	192,980	28,268,895
Commonwealth Bank of Australia	5,768,748	312,742,906
Computershare Ltd.	1,560,228	20,021,540
Corporate Travel Management Ltd.	296,630	5,570,907
Costa Group Holdings Ltd.	1,031,122	5,650,764
Cromwell Property Group	5,286,483	4,329,693
Crown Resorts Ltd.	1,258,192	12,308,707
CSL Ltd.	1,491,046	191,742,847
CSR Ltd.	1,807,523	7,695,262
Dexus	3,252,728	23,300,995

Security	Shares	Value
Domain Holdings Australia Ltd.	1,228,137	$2,864,612
Domino’s Pizza Enterprises Ltd.[a]	216,781	6,900,576
Downer EDI Ltd.	2,104,187	10,911,930
DuluxGroup Ltd.	1,395,558	8,174,668
Evolution Mining Ltd.	4,235,611	10,263,172
Fairfax Media Ltd.	8,255,722	4,455,758
FlexiGroup Ltd./Australia	1,625,925	2,528,298
Flight Centre Travel Group Ltd.[a]	193,165	8,150,809
Fortescue Metals Group Ltd.	5,207,260	17,923,986
G8 Education Ltd.	1,643,436	2,803,637
Galaxy Resources Ltd.[a,b]	1,540,471	3,558,242
Genworth Mortgage Insurance Australia Ltd.	1,013,819	1,775,452
Goodman Group	5,867,270	40,170,188
GPT Group (The)	5,676,207	20,737,867
GrainCorp Ltd. Class A	789,551	5,298,372
Greencross Ltd.[a]	497,474	1,994,001
GUD Holdings Ltd.	387,453	3,705,580
GWA Group Ltd.	969,280	2,816,894
Harvey Norman Holdings Ltd.	1,959,951	5,207,729
Healthscope Ltd.	5,960,718	10,933,655
HT&E Ltd.[a]	1,119,744	1,994,763
Iluka Resources Ltd.	1,390,850	12,336,122
Incitec Pivot Ltd.	5,912,561	16,959,761
Independence Group NLa	1,838,491	7,174,845
Insurance Australia Group Ltd.	7,777,327	46,378,634
Investa Office Fund	1,885,922	6,249,550
InvoCare Ltd.	430,746	4,236,685
IOOF Holdings Ltd.	988,410	6,692,526
IPH Ltd.[a]	578,443	1,598,093
Iress Ltd.	570,311	4,507,326
Jacana Minerals Ltd.[a,b,c]	6,357	—
James Hardie Industries PLC	1,475,835	26,302,334
Japara Healthcare Ltd.[a]	1,367,064	1,960,663
JB Hi-Fi Ltd.	403,493	7,827,618
Karoon Gas Australia Ltd.[a,b]	1,023,790	977,602
LendLease Group	1,854,882	25,048,812
Link Administration Holdings Ltd.	1,650,309	10,339,603
Lynas Corp. Ltd.[b]	1,199,719	2,336,467
Macquarie Atlas Roads Group	2,483,151	12,052,429
Macquarie Group Ltd.	1,057,896	86,794,671
Magellan Financial Group Ltd.	438,149	7,726,008
Mantra Group Ltd.	1,232,385	3,674,549
Mayne Pharma Group Ltd.[a,b]	6,233,275	3,199,526
McMillan Shakespeare Ltd.	328,936	4,191,257
Medibank Pvt Ltd.	9,067,852	20,055,456
Metcash Ltd.	3,479,021	9,454,097
Mineral Resources Ltd.	567,227	7,707,081
Mirvac Group	11,678,711	19,747,105
Monadelphous Group Ltd.	347,703	4,238,786
Myer Holdings Ltd.[a]	4,168,186	1,211,346
National Australia Bank Ltd.	8,807,717	192,474,154
Navitas Ltd.	908,032	2,933,631
Newcrest Mining Ltd.	2,520,408	40,238,494
NEXTDC Ltd.[a,b]	1,275,721	6,634,916
Nine Entertainment Co. Holdings Ltd.	2,850,801	5,078,546
Northern Star Resources Ltd.	2,130,235	10,275,167
Nufarm Ltd./Australia	892,357	6,143,190

19

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

April 30, 2018

Security	Shares	Value
Oil Search Ltd.	4,733,051	$28,010,299
oOh!media Ltd.	794,810	2,921,815
Orica Ltd.	1,255,094	18,834,458
Origin Energy Ltd.[b]	5,871,099	43,210,025
Orocobre Ltd.[a,b]	852,285	3,634,911
Orora Ltd.	4,395,085	11,080,880
OZ Minerals Ltd.	1,140,665	7,964,534
Pact Group Holdings Ltd.	889,709	3,814,669
Perpetual Ltd.	171,186	5,206,262
Pilbara Minerals Ltd.[a,b]	5,832,331	4,050,331
Platinum Asset Management Ltd.	929,581	3,971,588
Premier Investments Ltd.	378,057	4,494,675
Primary Health Care Ltd.	1,750,795	5,035,247
QBE Insurance Group Ltd.	4,493,264	33,781,721
Qube Holdings Ltd.	4,937,834	8,572,842
Ramsay Health Care Ltd.	470,567	22,978,365
REA Group Ltd.	194,832	11,891,990
Regis Resources Ltd.	1,812,080	6,456,243
Reliance Worldwide Corp. Ltd.	1,737,699	6,204,349
Resolute Mining Ltd.	2,910,978	2,526,954
Rio Tinto Ltd.	1,375,749	82,933,312
Sandfire Resources NL	676,226	4,052,965
Santos Ltd.[b]	6,543,221	30,326,372
Saracen Mineral Holdings Ltd.[a,b]	3,621,612	5,166,831
Scentre Group	17,370,660	52,842,318
Seek Ltd.	1,155,033	16,940,557
Seven Group Holdings Ltd.	391,969	5,393,850
Seven West Media Ltd.	3,554,637	1,489,185
Shopping Centres Australasia Property Group	3,235,693	5,813,059
Sigma Healthcare Ltd.	4,518,441	2,643,327
Sims Metal Management Ltd.	576,408	7,044,292
Sirtex Medical Ltd.	190,536	4,001,241
Sonic Healthcare Ltd.	1,324,417	23,613,760
South32 Ltd.	17,588,939	49,390,461
Southern Cross Media Group Ltd.	3,371,815	2,939,722
Spark Infrastructure Group	5,628,987	9,985,242
St. Barbara Ltd.	1,971,982	6,356,109
Star Entertainment Grp Ltd. (The)	2,875,980	11,462,525
Steadfast Group Ltd.	3,026,091	6,281,671
Stockland	7,696,977	24,053,652
Suncorp Group Ltd.	4,203,217	44,482,616
Super Retail Group Ltd.	515,262	2,804,296
Sydney Airport	3,627,963	19,525,982
Syrah Resources Ltd.[a,b]	1,158,008	2,805,932
Tabcorp Holdings Ltd.	6,502,888	21,500,120
Technology One Ltd.	1,199,790	4,492,079
Telstra Corp. Ltd.	13,658,719	32,786,691
Tox Free Solutions Ltd.[a]	1,213,637	3,151,431
TPG Telecom Ltd.[a]	1,377,769	5,803,248
Transurban Group	7,284,467	63,784,663
Treasury Wine Estates Ltd.	2,463,033	35,455,321
Vicinity Centres	10,866,764	20,014,768
Virtus Health Ltd.	675,468	2,880,804
Vocus Group Ltd.	2,085,677	3,857,213
Washington H Soul Pattinson & Co. Ltd.	370,113	5,422,760
Webjet Ltd.[a]	425,774	3,525,707
Wesfarmers Ltd.	3,796,421	125,432,885
Western Areas Ltd.[a]	1,361,354	3,565,833
Westfield Corp.	6,501,566	45,150,889
Westpac Banking Corp.	11,120,659	240,416,370

Security	Shares	Value
Whitehaven Coal Ltd.	1,968,662	$6,865,523
Woodside Petroleum Ltd.	3,056,230	74,331,358
Woolworths Group Ltd.	4,244,674	89,265,975
WorleyParsons Ltd.	803,424	9,861,111

		3,842,433,746
AUSTRIA — 0.35%
ANDRITZ AG	244,382	13,156,882
BUWOG AG	128,233	4,499,197
CA Immobilien Anlagen AG	296,461	10,294,208
DO & CO AGa	27,729	1,725,361
Erste Group Bank AG	1,012,193	49,650,994
EVN AG	111,215	2,281,601
IMMOFINANZ AG	3,143,954	8,257,989
Lenzing AGa	48,878	5,719,415
Oesterreichische Post AG	106,167	5,112,878
OMV AG	510,698	31,776,786
Raiffeisen Bank International AGb	517,222	17,497,404
S IMMO AG	216,440	4,288,644
Schoeller-Bleckmann Oilfield Equipment AGb	57,967	7,206,672
Semperit AG Holding[a]	45,141	996,979
Telekom Austria AG	583,248	5,566,971
UNIQA Insurance Group AG	431,397	5,175,651
Vienna Insurance Group AG Wiener Versicherung Gruppe	145,511	4,743,254
Voestalpine AG	365,686	19,312,021
Wienerberger AG	407,649	10,293,694
Zumtobel Group AGa	143,030	1,296,066

		208,852,667
BELGIUM — 1.18%
Ablynx NVb	255,530	13,824,982
Ackermans & van Haaren NV	75,813	13,721,263
Aedifica SA	71,680	6,512,600
Ageas	606,955	32,596,191
AGFA-Gevaert NVb	762,700	2,731,307
Anheuser-Busch InBev SA/NV	2,501,995	250,055,005
Barco NV	44,437	5,755,434
Befimmo SA	80,007	5,200,545
Bekaert SA	128,002	5,394,259
bpost SA	327,963	7,199,766
Cie. d’Entreprises CFE	27,278	3,440,738
Cofinimmo SA	60,037	7,979,033
Colruyt SA	204,077	11,509,687
D’ieteren SA/NV	85,126	3,626,462
Econocom Group SA/NV	523,141	3,381,514
Elia System Operator SA/NV	107,894	6,830,731
Euronav NVa	536,843	4,355,439
EVS Broadcast Equipment SAa	73,123	2,407,460
Fagron[a,b]	181,375	3,133,661
Galapagos NVa,b	150,301	13,586,831
Gimv NV	90,882	5,457,237
Groupe Bruxelles Lambert SA	243,850	27,977,059
Ion Beam Applications[a]	79,260	1,626,994
KBC Ancora	140,322	8,519,232
KBC Group NV	828,394	72,462,631

20

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

April 30, 2018

Security	Shares	Value
Kinepolis Group NV	63,949	$4,473,536
Melexis NV	71,461	6,825,108
Nyrstar NVa,b	406,191	2,816,961
Ontex Group NV	275,502	7,083,289
Orange Belgium SA	144,901	3,014,693
Proximus SADP	469,807	14,434,589
Sofina SA	55,326	9,679,132
Solvay SA	240,315	33,564,277
Telenet Group Holding NVb	166,911	9,792,695
Tessenderlo Group SAb	119,601	5,028,664
UCB SA	420,068	31,852,324
Umicore SA	694,799	38,833,220
Warehouses De Pauw CVA	64,001	7,887,248

		694,571,797
CHINA — 0.01%
Health and Happiness H&H International Holdings Ltd.[a,b]	676,000	4,866,563

		4,866,563
DENMARK — 1.69%
ALK-Abello A/Sa,b	22,648	2,879,364
Alm Brand A/S	359,581	3,813,513
Ambu A/S Series B	526,212	12,253,662
AP Moller — Maersk A/S Class A	13,450	20,643,988
AP Moller — Maersk A/S Class B NVS	20,165	32,556,208
Bang & Olufsen A/Sb	163,469	4,050,508
Bavarian Nordic A/Sa,b	120,327	3,306,400
Carlsberg A/S Class B	337,160	37,802,117
Chr Hansen Holding A/S	324,290	29,512,223
Coloplast A/S Class B	386,040	32,803,055
D/S Norden A/Sa,b	114,023	2,091,249
Danske Bank A/S	2,521,750	88,084,284
Dfds A/S	106,461	6,656,996
DSV A/S	618,803	49,199,989
FLSmidth & Co. A/S	125,101	7,757,635
Genmab A/Sb	193,450	39,275,685
GN Store Nord A/S	471,356	16,617,255
H Lundbeck A/S	231,890	13,499,795
ISS A/S	523,959	18,352,776
Jyske Bank A/S Registered	229,328	13,793,187
Matas A/S	184,330	2,128,270
Nilfisk Holding A/Sb	98,400	4,834,910
NKT A/Sb	99,220	2,965,345
NNIT A/Sd	52,954	1,471,839
Novo Nordisk A/S Class B	6,154,765	291,237,613
Novozymes A/S Class B	750,686	35,485,226
Orsted A/Sd	631,309	41,676,744
Pandora A/S	364,250	40,603,156
Per Aarsleff Holding A/S	92,448	3,470,557
Rockwool International A/S Class B	28,933	8,745,609
Royal Unibrew A/S	164,604	10,943,971
Scandinavian Tobacco Group A/Sd	193,778	3,242,910
Schouw & Co. A/S	44,925	4,433,017
SimCorp A/S	137,976	10,050,646
Solar A/S Class B	23,123	1,492,375
Spar Nord Bank A/S	369,010	4,230,661
Sydbank A/S	244,481	9,070,930
Topdanmark A/S	217,554	10,273,280

Security	Shares	Value
TORM PLC	112,563	$901,723
Tryg A/S	361,597	8,590,395
Vestas Wind Systems A/S	723,746	46,969,286
William Demant Holding A/Sb	388,207	15,184,181

		992,952,533
FINLAND — 1.09%
Amer Sports OYJ	400,584	12,293,227
Cargotec OYJ Class B	141,316	7,225,628
Caverion OYJ[a,b]	351,492	2,945,103
Citycon OYJ	1,380,169	3,166,619
Cramo OYJ	160,291	3,772,565
DNA OYJ	224,878	5,276,364
Elisa OYJ	467,163	20,725,723
Finnair OYJ	83,865	1,148,019
Fortum OYJ	1,454,887	33,591,434
Huhtamaki OYJ	310,363	12,689,336
Kemira OYJ	394,874	5,305,202
Kesko OYJ Class B	222,846	13,112,104
Kone OYJ Class B	1,093,143	54,493,511
Konecranes OYJ	242,004	9,935,381
Metsa Board OYJ	728,115	8,190,082
Metso OYJ	368,941	13,189,869
Neste OYJ	434,686	36,710,594
Nokia OYJ	19,346,363	116,357,080
Nokian Renkaat OYJ	373,050	14,986,399
Oriola OYJ Class B	497,830	1,681,131
Orion OYJ Class B	349,723	10,639,434
Outokumpu OYJ	1,058,953	6,883,313
Outotec OYJ[b]	524,021	4,790,200
Ramirent OYJ	330,557	2,887,508
Sampo OYJ Class A	1,448,424	78,311,824
Sanoma OYJ	281,326	3,140,656
Stora Enso OYJ Class R	1,875,454	37,240,432
Technopolis OYJ	758,780	3,561,603
Tieto OYJ	212,385	7,631,386
UPM-Kymmene OYJ	1,756,770	62,996,641
Uponor OYJ	226,449	3,964,399
Valmet OYJ	457,104	8,703,818
Wartsila OYJ Abp	1,453,476	30,994,966
YIT OYJ	601,367	4,054,267

		642,595,818
FRANCE — 9.85%
AB Science SA NVS[a,b]	134,614	800,842
ABC arbitrage	326,801	2,708,608
Accor SA NVS	617,846	34,987,570
Aeroports de Paris NVS	107,972	23,794,390
Air France-KLM NVS[b]	646,512	6,356,717
Air Liquide SA	1,411,694	184,290,916
Airbus SE	1,923,296	226,330,808
Albioma SA	186,748	4,625,391
ALD SAa,b,d	368,121	6,235,585
Alstom SA NVS	521,738	23,771,008
Alten SA NVS	105,477	10,488,085

21

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

April 30, 2018

Security	Shares	Value
Altran Technologies SA NVS	860,832	$13,312,725
Amundi SAd	213,850	18,210,159
APERAM SA	174,048	8,489,192
Arkema SA NVS	227,934	29,879,783
Assystem NVS	42,328	1,426,824
Atos SE	311,715	42,143,090
AXA SA NVS	6,404,489	183,542,971
BioMerieux NVS	136,026	10,781,132
BNP Paribas SA	3,679,028	284,391,045
Boiron SA NVS	30,829	2,752,596
Bollore SA NVS	3,137,669	15,611,048
Bonduelle SCA NVS	73,246	3,265,494
Bourbon Corp. NVS[a]	81,877	514,403
Bouygues SA NVS	727,309	37,126,522
Bureau Veritas SA NVS	861,652	22,538,675
Capgemini SE	528,325	72,768,697
Carrefour SA NVS	1,894,088	38,983,505
Casino Guichard Perrachon SA NVS	171,712	8,912,581
Cellectis SA NVS[a,b]	128,909	3,759,751
Cie. de Saint-Gobain NVS	1,600,764	84,121,156
Cie. Generale des Etablissements Michelin SCA Class B NVS	550,679	77,544,211
Cie. Plastic Omnium SA NVS	216,649	10,428,326
CNP Assurances NVS	589,240	15,121,167
Coface SAb	403,294	5,125,970
Credit Agricole SA	3,697,887	60,918,243
Danone SA NVS	1,958,747	158,772,296
Dassault Aviation SA NVS	8,431	16,858,374
Dassault Systemes SE NVS	443,686	57,492,556
DBV Technologies SAa,b	75,644	3,383,370
Derichebourg SA NVS	403,561	3,576,415
Edenred NVS	778,029	26,790,402
Eiffage SA NVS	239,398	28,548,037
Electricite de France SA NVS	1,891,151	26,618,938
Elior Group SAd	379,809	7,768,923
Elis SA NVS	643,069	15,399,259
Engie SA NVS	5,964,042	104,843,684
Eramet NVS[b]	31,803	5,536,951
Essilor International Cie Generale d’Optique SA NVS	677,911	92,593,785
Esso SA Francaise[b]	9,129	553,688
Etablissements Maurel et Prom[b]	131,851	759,872
Eurazeo SA NVS	146,026	12,843,996
Eurofins Scientific SE NVS	40,596	21,963,721
Euronext NVd	202,761	14,551,557
Europcar Groupe SA NVS[d]	344,228	4,021,715
Eutelsat Communications SA	583,451	12,646,356
Faurecia SA NVS	272,894	22,354,361
FFP NVS	23,520	2,847,368
Fnac Darty SAb	67,601	7,269,118
Fonciere Des Regions	104,551	11,703,404
Gaztransport Et Technigaz SA	101,454	6,294,311
Gecina SA	160,534	27,852,235
Genfit NVS[a,b]	123,861	3,516,746
Getlink Registered NVS	1,514,030	21,383,933
Guerbet NVS	24,947	1,582,400
Hermes International NVS	104,783	67,831,610
ICADE	103,961	10,343,622
Iliad SA NVS	87,573	17,558,446
Imerys SA NVS	119,847	10,946,809
Ingenico Group SA NVS	195,600	17,109,842
Innate Pharma SAa,b	240,294	1,845,003

Security	Shares	Value
Ipsen SA NVS	136,558	$22,191,059
IPSOS NVS	127,437	4,850,033
JCDecaux SA	260,147	9,309,845
Kering SA NVS	251,405	145,677,230
Klepierre SA	690,038	28,279,221
Korian SA	171,045	5,993,037
L’Oreal SA	833,567	200,264,835
Lagardere SCA NVS	390,680	11,177,417
Legrand SA	851,427	66,350,732
LISI NVS	72,583	2,683,459
LVMH Moet Hennessy Louis Vuitton SE NVS	922,584	322,472,690
Maisons du Monde SAd	172,473	7,018,298
Marie Brizard Wine & Spirits SA NVS[a,b]	147,460	1,423,507
Mercialys SA	238,586	4,568,912
Mersen SA NVS	84,794	3,995,474
Metropole Television SA	162,113	3,995,642
Natixis SA	3,168,525	26,077,765
Naturex NVS[a,b]	29,438	4,780,201
Neopost SA	140,952	3,807,866
Nexans SA	96,538	5,107,541
Nexity SA	149,288	9,334,130
Orange SA NVS	6,412,823	117,110,543
Orpea NVS	159,332	20,472,887
Parrot SAa,b	120,991	806,920
Pernod Ricard SA NVS	693,038	115,174,472
Peugeot SA NVS	1,934,531	47,727,646
Publicis Groupe SA NVS	681,581	51,056,114
Rallye SA NVS	101,692	1,589,863
Remy Cointreau SA NVS	83,696	11,537,957
Renault SA NVS	629,573	68,336,767
Rexel SA	980,152	15,217,214
Rubis SCA	282,581	22,021,214
Safran SA	1,126,967	132,701,611
Sanofi NVS	3,746,395	297,791,323
Sartorius Stedim Biotech NVS	99,238	9,280,205
Schneider Electric SE NVS	1,815,728	165,146,354
SCOR SE	572,166	23,261,928
SEB SA NVS	78,801	15,128,442
SES SA	1,218,120	18,838,167
Societe BIC SA NVS	96,507	9,846,844
Societe Generale SA NVS	2,514,467	138,091,259
Sodexo SA NVS	305,060	30,259,867
SOITEC NVS[b]	70,948	5,786,054
Solocal Group NVS[b]	407,734	524,152
Sopra Steria Group NVS	59,622	12,743,037
SPIE SA NVS	401,312	9,081,519
STMicroelectronics NV	2,125,968	46,542,907
Suez	1,312,490	18,965,564
Tarkett SA NVS	124,705	3,688,365
Technicolor SA Registered	1,424,988	2,336,306
Teleperformance NVS	195,018	31,313,980
Television Francaise 1	252,918	3,162,705
Thales SA NVS	360,407	45,721,567
TOTAL SA NVS	7,902,934	499,663,560
Trigano SA NVS	40,280	7,611,404
Ubisoft Entertainment SA NVS[b]	268,517	25,713,692
Unibail-Rodamco SE	325,988	78,338,452

22

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

April 30, 2018

Security	Shares	Value
Valeo SA NVS	786,214	$52,662,635
Vallourec SA NVS[a,b]	1,122,658	6,781,973
Veolia Environnement SA NVS	1,578,089	37,475,128
Vicat SA NVS	61,638	4,546,454
Vinci SA	1,634,604	164,116,471
Virbac SA NVS[b]	17,620	2,750,471
Vivendi SA NVS	3,413,088	90,267,588
Wendel SA NVS	92,734	14,027,553
Worldline SA/France NVS[b,d]	182,036	9,188,917

		5,795,789,234
GERMANY — 8.53%
1&1 Drillisch AG	193,342	14,039,100
Aareal Bank AG	186,716	9,357,479
adidas AG	622,304	153,305,737
ADO Properties SAd	130,281	7,171,391
ADVA Optical Networking SEa,b	269,537	1,862,743
AIXTRON SEa,b	412,323	5,905,786
Allianz SE Registered	1,460,174	346,591,046
alstria office REIT AG	482,335	7,261,150
AURELIUS Equity Opportunities SE & Co KGaA[a]	81,676	6,202,094
Aurubis AG	108,055	9,676,513
Axel Springer SEa	159,855	13,104,325
BASF SE	3,010,641	313,985,066
Bayer AG Registered	2,742,977	329,020,170
Bayerische Motoren Werke AG	1,095,295	122,368,758
BayWa AGa	52,582	1,839,180
Bechtle AG	115,348	9,790,277
Beiersdorf AG	320,492	36,367,535
Bertrandt AG	26,474	2,966,689
Bilfinger SEa	113,824	5,445,874
Borussia Dortmund GmbH & Co. KGaA[a]	456,037	3,019,390
Brenntag AG	496,378	28,498,864
CANCOM SEa	70,503	8,322,250
Carl Zeiss Meditec AG Bearer	136,249	9,267,878
CECONOMY AGa	597,239	6,707,843
Cewe Stiftung & Co. KGaA	32,427	3,326,236
comdirect bank AG	105,205	1,614,279
Commerzbank AGb	3,525,234	45,615,875
CompuGroup Medical SE	92,408	4,827,629
Continental AG	360,381	96,313,152
Covestro AGd	532,818	48,641,776
CTS Eventim AG & Co. KGaA[a]	171,983	8,070,554
Daimler AG Registered	3,165,216	250,485,875
Deutsche Bank AG Registered	6,805,478	93,455,502
Deutsche Beteiligungs AG	74,471	3,320,107
Deutsche Boerse AG	636,440	85,852,863
Deutsche Euroshop AGa	168,873	6,080,161
Deutsche Lufthansa AG Registered	810,951	23,681,535
Deutsche Pfandbriefbank AGd	386,928	6,283,014
Deutsche Post AG Registered	3,156,561	137,676,551
Deutsche Telekom AG Registered	10,851,466	190,040,088
Deutsche Wohnen SE Bearer	1,175,827	55,603,591
Deutz AG	478,037	4,643,614
Dialog Semiconductor PLC[b]	260,796	5,588,184
DIC Asset AG	235,347	2,906,017
Diebold Nixdorf AGb	35,542	2,829,866
DMG Mori AG	97,552	5,627,923
Duerr AGa	92,986	9,266,267

Security	Shares	Value
E.ON SE	7,234,605	$79,296,945
ElringKlinger AGa	118,597	2,157,930
Evonik Industries AG	541,510	19,287,349
Evotec AGa,b	443,317	7,212,060
Fraport AG Frankfurt Airport Services Worldwide	136,290	13,239,105
Freenet AGa	431,760	13,729,884
Fresenius Medical Care AG & Co. KGaA	708,657	72,160,444
Fresenius SE & Co. KGaA	1,369,633	104,814,377
GEA Group AG	593,903	23,255,899
Gerresheimer AG	106,283	8,680,587
Gerry Weber International AGa	138,783	1,326,329
Grammer AGa	49,367	3,191,017
Grand City Properties SA	382,904	9,252,487
GRENKE AGa	97,547	11,532,231
Hamborner REIT AG	361,135	4,066,531
Hamburger Hafen und Logistik AG	109,723	2,647,368
Hannover Rueck SE	195,171	27,494,918
Hapag-Lloyd AGa,b,d	147,381	6,339,136
HeidelbergCement AG	479,781	47,104,072
Heidelberger Druckmaschinen AGa,b	1,047,225	3,907,112
Henkel AG & Co. KGaA	352,603	42,068,952
HOCHTIEF AG	65,862	12,063,483
HUGO BOSS AG	214,716	20,182,855
Hypoport AGa,b	14,409	2,785,431
Indus Holding AG	75,217	5,398,101
Infineon Technologies AG	3,752,234	96,471,743
Innogy SEd	453,579	20,018,946
Jenoptik AG	222,248	8,109,301
K+S AG Registered[a]	630,777	18,602,967
KION Group AG	236,684	19,817,128
Kloeckner & Co. SE	305,452	3,727,374
Koenig & Bauer AGa	51,289	4,219,976
Krones AGa	53,200	6,838,988
KWS Saat SE	6,506	2,354,233
LANXESS AG	301,775	22,445,044
LEG Immobilien AG	207,543	23,956,971
Leoni AG	110,061	6,922,711
Linde AGb	601,834	133,829,276
MAN SE	109,255	12,606,174
Merck KGaA	421,668	41,378,259
METRO AGa	580,097	8,420,987
MLP SEa	373,567	2,270,257
MorphoSys AGa,b	98,860	10,272,062
MTU Aero Engines AG	173,089	29,905,020
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Registered	509,116	116,840,830
Nemetschek SE	77,193	9,307,800
Nordex SEb	247,064	2,841,744
Norma Group SE	113,877	8,385,874
OSRAM Licht AG	324,328	18,718,812
PATRIZIA Immobilien AGb	180,248	3,610,718
Pfeiffer Vacuum Technology AG	26,400	3,910,506
ProSiebenSat.1 Media SE	766,652	27,880,680
QIAGEN NVb	727,127	23,974,657
Rational AG	11,625	7,296,542
Rheinmetall AG	152,374	20,002,266
RHOEN-KLINIKUM AGa	135,129	4,424,421
RIB Software SEa	126,321	3,354,608

23

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

April 30, 2018

Security	Shares	Value
Rocket Internet SEa,b,d	218,676	$6,414,878
RTL Group SA	142,392	11,741,588
RWE AG	1,704,554	40,931,390
S&T AGa	176,816	4,571,660
SAF-Holland SA	216,487	4,038,478
Salzgitter AG	140,058	7,711,263
SAP SE	3,236,907	361,438,802
Scout24 AGd	313,474	16,263,056
SGL Carbon SEa,b	257,295	3,472,347
Siemens AG Registered	2,516,850	321,236,077
Siemens Healthineers AGb,d	491,531	19,173,010
Siltronic AG	74,992	12,113,926
Sixt SE	49,506	5,846,732
SLM Solutions Group AGa,b	46,917	1,898,950
SMA Solar Technology AGa	57,924	3,579,668
Software AG	173,724	8,576,237
STADA Arzneimittel AG	86,545	8,766,613
STRATEC Biomedical AGa	26,558	2,422,596
Stroeer SE & Co. KGaA[a]	101,527	7,451,890
Suedzucker AGa	247,188	4,118,416
Symrise AG	400,417	32,461,876
TAG Immobilien AG	453,405	9,581,085
Takkt AG	132,200	2,737,669
Telefonica Deutschland Holding AG	2,508,394	12,004,365
thyssenkrupp AG	1,442,363	37,641,499
TLG Immobilien AGa	331,450	9,546,911
Uniper SE	670,404	20,792,229
United Internet AG Registered[e]	438,916	28,519,427
Volkswagen AG	112,546	23,034,673
Vonovia SE	1,593,357	80,103,114
Vossloh AGa,b	45,287	2,298,060
Wacker Chemie AGa	53,248	9,617,963
Wacker Neuson SE	123,662	3,992,191
Wirecard AG	399,210	54,550,986
XING SEa	14,561	4,530,092
Zalando SEb,d	375,734	19,406,857
zooplus AGa,b	23,357	4,853,825

		5,017,179,674
HONG KONG — 3.35%
AIA Group Ltd.	39,997,200	360,309,883
ASM Pacific Technology Ltd.	1,026,400	14,124,321
Bank of East Asia Ltd. (The)[a]	4,340,000	19,133,437
BOC Hong Kong Holdings Ltd.	12,343,500	64,247,695
Brightoil Petroleum Holdings Ltd.[a,b,c]	6,240,000	1,017,705
Cafe de Coral Holdings Ltd.[a]	1,164,000	2,862,447
Champion REIT	6,756,000	4,786,208
China LNG Group Ltd.[a,b]	10,026,500	1,418,076
Chow Sang Sang Holdings International Ltd.[a]	575,000	1,263,084
Citic Telecom International Holdings Ltd.	6,192,000	1,830,400
CK Asset Holdings Ltd.	8,647,516	74,980,214
CK Hutchison Holdings Ltd.	8,994,016	106,691,669
CK Infrastructure Holdings Ltd.	2,302,500	18,218,743
CK Life Sciences International Holdings Inc.	9,632,000	699,550
CLP Holdings Ltd.	5,444,500	56,538,305
Dah Sing Banking Group Ltd.	2,121,600	5,055,129
Dah Sing Financial Holdings Ltd.	634,800	4,262,601
Far East Consortium International Ltd./HK	4,741,000	2,718,377
First Pacific Co. Ltd./Hong Kong	7,466,250	3,843,360

Security	Shares	Value
Freeman FinTech Corp. Ltd.[b]	24,580,000	$3,664,333
G-Resources Group Ltd.[b]	67,994,400	563,137
Galaxy Entertainment Group Ltd.	7,907,000	69,919,511
Giordano International Ltd.	4,358,000	2,676,464
Global Brands Group Holding Ltd.[a,b]	22,092,000	1,097,809
Great Eagle Holdings Ltd.	534,000	2,708,018
Guotai Junan International Holdings Ltd.[a]	14,782,000	4,463,841
Haitong International Securities Group Ltd.	9,996,000	5,884,308
Hang Lung Group Ltd.	2,913,000	8,833,740
Hang Lung Properties Ltd.	6,621,000	15,725,218
Hang Seng Bank Ltd.	2,553,300	64,936,601
Henderson Land Development Co. Ltd.	3,957,290	25,236,500
HK Electric Investments & HK Electric Investments Ltd.[a,d]	9,959,500	9,263,766
HKBN Ltd.	3,402,500	4,768,898
HKT Trust & HKT Ltd.	12,699,200	16,731,084
Hong Kong & China Gas Co. Ltd.	28,143,622	58,953,416
Hong Kong Exchanges & Clearing Ltd.[a]	3,858,900	126,462,470
Hongkong Land Holdings Ltd.	4,230,300	30,669,675
Hopewell Holdings Ltd.	2,012,000	7,165,343
Hsin Chong Group Holdings Ltd.[b,c]	7,490,000	248,132
Hutchison Telecommunications Hong Kong Holdings Ltd.[a]	6,936,000	2,562,915
Hysan Development Co. Ltd.	1,910,000	11,158,347
Jardine Matheson Holdings Ltd.	726,300	44,108,199
Jardine Strategic Holdings Ltd.	758,700	28,830,600
Johnson Electric Holdings Ltd.	1,237,250	4,319,517
Kerry Logistics Network Ltd.	1,478,000	2,259,867
Kerry Properties Ltd.	2,383,000	11,447,023
Kingston Financial Group Ltd.[a]	12,542,000	6,408,234
Landing International Development Ltd.[b]	255,060,000	5,849,814
Langham Hospitality Investments and Langham Hospitality Investments Ltd.	2,623,500	1,099,776
Li & Fung Ltd.	20,246,000	10,241,343
Link REIT	7,290,000	64,649,317
Luk Fook Holdings International Ltd.	1,194,000	5,012,875
Macau Legend Development Ltd.[a,b]	8,902,750	1,417,951
Man Wah Holdings Ltd.[a]	5,944,000	4,423,019
Melco International Development Ltd.	2,812,000	10,516,000
Melco Resorts & Entertainment Ltd. ADR	870,768	27,176,669
MGM China Holdings Ltd.	3,291,600	9,101,102
Minth Group Ltd.	2,522,000	12,050,457
MTR Corp. Ltd.	5,146,000	29,014,175
New World Development Co. Ltd.	19,864,000	29,359,717
NewOcean Energy Holdings Ltd.[b]	2,540,000	592,259
NWS Holdings Ltd.	5,556,166	10,987,379
Pacific Basin Shipping Ltd.[b]	15,440,000	4,131,367
Pacific Textiles Holdings Ltd.	2,154,000	1,976,084
PCCW Ltd.	16,698,000	10,361,451
Power Assets Holdings Ltd.	4,670,000	34,779,919
Prosperity REIT	6,216,000	2,566,157
Regal REIT[a]	699,000	216,427
Regina Miracle International Holdings Ltd.[a,d]	956,000	822,222
Sa Sa International Holdings Ltd.	4,240,000	2,647,214
Sands China Ltd.	8,025,600	46,783,831
Shangri-La Asia Ltd.	4,460,000	8,762,871
Shun Tak Holdings Ltd.	4,532,000	1,876,724
Sino Land Co. Ltd.	10,708,000	18,528,288
SITC International Holdings Co. Ltd.[a]	4,910,000	5,255,184
SJM Holdings Ltd.[a]	6,962,000	7,025,648

24

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

April 30, 2018

Security	Shares	Value
SmarTone Telecommunications Holdings Ltd.[a]	1,159,500	$1,229,196
Sun Hung Kai Properties Ltd.	4,762,000	76,937,101
Sunlight REIT	1,795,000	1,216,755
Swire Pacific Ltd. Class A	1,570,000	15,603,478
Swire Properties Ltd.	3,996,200	14,231,681
Techtronic Industries Co. Ltd.	4,772,000	28,212,761
Television Broadcasts Ltd.	1,093,500	3,483,261
Texwinca Holdings Ltd.[a]	1,624,000	817,354
Town Health International Medical Group Ltd.[a,b,c]	4,701,000	29,949
United Laboratories International Holdings Ltd. (The)[a,b]	2,490,000	2,706,298
Value Partners Group Ltd.[a]	4,742,000	4,531,583
VTech Holdings Ltd.	602,600	7,382,536
WH Group Ltd.[d]	29,498,500	30,783,004
Wharf Holdings Ltd. (The)	3,996,000	13,365,400
Wharf Real Estate Investment Co. Ltd.	3,965,000	29,807,282
Wheelock & Co. Ltd.	2,661,000	19,851,757
Wynn Macau Ltd.	5,369,200	20,079,128
Xinyi Glass Holdings Ltd.	6,306,000	9,191,940
Yue Yuen Industrial Holdings Ltd.	2,661,500	7,579,336

		1,969,333,210
IRELAND — 0.56%
AIB Group PLC	2,649,421	15,819,484
Bank of Ireland Group PLC	3,112,809	28,018,658
C&C Group PLC	1,089,164	4,105,693
Cairn Homes PLC NVS[b]	1,491,971	3,255,493
CRH PLC	2,687,727	95,828,116
Dalata Hotel Group PLC[b]	663,129	5,287,867
Glanbia PLC	671,317	11,355,186
Green REIT PLC	2,187,664	4,012,278
Hibernia REIT PLC	2,425,344	4,348,564
Irish Continental Group PLC	576,925	3,903,426
Kerry Group PLC Class A	526,374	53,739,018
Kingspan Group PLC	521,884	23,645,246
Origin Enterprises PLC	408,333	2,634,477
Paddy Power Betfair PLC	262,802	26,020,534
Ryanair Holdings PLC ADR NVS[b]	96,661	10,629,810
Smurfit Kappa Group PLC	794,620	33,947,699

		326,551,549
ISRAEL — 0.60%
Airport City Ltd.[b]	299,805	3,436,433
Alony Hetz Properties & Investments Ltd.	406,493	3,615,380
Azrieli Group Ltd.	151,495	6,951,784
Bank Hapoalim BM	3,625,409	24,848,547
Bank Leumi Le-Israel BM	4,971,108	29,429,556
Bezeq The Israeli Telecommunication Corp. Ltd.	7,063,135	8,916,523
Caesarstone Ltd.	98,253	1,812,768
Cellcom Israel Ltd.[b]	228,158	1,563,160
Check Point Software Technologies Ltd.[b]	431,226	41,617,621
Clal Insurance Enterprises Holdings Ltd.[b]	127,104	1,998,817
CyberArk Software Ltd.[a,b]	136,019	7,475,604
Delek Automotive Systems Ltd.	170,872	1,226,247
Delek Group Ltd.	17,419	2,618,732
El Al Israel Airlines	2,148,440	619,828
Elbit Systems Ltd.[a]	85,992	9,954,604
First International Bank of Israel Ltd.	248,294	5,130,954
Frutarom Industries Ltd.	137,568	13,210,413

Security	Shares	Value
Gazit-Globe Ltd.	356,146	$3,375,463
Harel Insurance Investments & Financial Services Ltd.	554,260	4,037,676
Israel Chemicals Ltd.	2,345,638	10,548,493
Israel Corp. Ltd. (The)	13,873	2,728,021
Israel Discount Bank Ltd. Class Ab	4,196,165	11,651,154
Ituran Location and Control Ltd.	105,192	3,297,769
Kenon Holdings Ltd./Singapore[a]	79,707	1,241,275
Mazor Robotics Ltd.[b]	166,218	4,518,225
Melisron Ltd.	66,921	2,743,502
Migdal Insurance & Financial Holding Ltd.	1,833,940	1,800,859
Mizrahi Tefahot Bank Ltd.	517,557	9,481,137
Nice Ltd.[b]	216,341	20,528,313
Oil Refineries Ltd.	7,894,078	3,427,152
Orbotech Ltd.[b]	173,362	10,127,808
Partner Communications Co. Ltd.[a,b]	448,388	1,851,926
Paz Oil Co. Ltd.[a]	31,087	4,531,847
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	44,364	2,030,838
Shikun & Binui Ltd.	881,407	1,497,062
Shufersal Ltd.	468,830	2,698,649
SodaStream International Ltd.[b]	75,000	7,086,750
Strauss Group Ltd.	178,443	3,681,543
Teva Pharmaceutical Industries Ltd. ADR NVS[a]	3,028,613	54,454,462
Tower Semiconductor Ltd.[b]	342,469	9,011,244
Wix.com Ltd.[a,b]	127,982	10,526,520

		351,304,659
ITALY — 2.77%
A2A SpA	5,888,345	11,863,086
ACEA SpA	230,943	4,065,397
Amplifon SpA	347,910	6,515,342
Anima Holding SpA[d]	1,066,583	7,693,210
Assicurazioni Generali SpA	4,051,061	81,933,749
Astaldi SpA NVS[a]	273,919	779,715
ASTM SpA	180,278	4,976,999
Atlantia SpA	1,531,418	50,882,100
Autogrill SpA	464,938	5,954,420
Azimut Holding SpA	395,644	8,331,833
Banca Generali SpA	219,065	7,125,029
Banca IFIS SpA	86,027	3,398,765
Banca Mediolanum SpA	940,861	7,570,739
Banca Monte dei Paschi di Siena SpA[a,b]	1,017,790	3,298,037
Banca Popolare di Sondrio SCPA	1,906,164	9,027,862
Banco BPM SpA[b]	5,141,504	18,738,382
Beni Stabili SpA SIIQ	4,406,574	4,176,693
BPER Banca	1,666,297	9,647,345
Brembo SpA	548,331	8,115,541
Buzzi Unicem SpA	321,020	8,129,465
Cerved Information Solutions SpA	728,387	8,853,169
CIR-Compagnie Industriali Riunite SpA	1,491,731	1,964,516
CNH Industrial NV	3,371,618	41,713,527
Credito Emiliano SpA	335,212	2,948,421
Credito Valtellinese SpA[b]	20,808,576	3,238,149
Danieli & C Officine Meccaniche SpA	62,320	1,720,490
Danieli & C Officine Meccaniche SpA RSP NVS	101,630	1,949,894
Davide Campari-Milano SpA NVS	1,956,172	14,700,632
De’ Longhi SpA	216,269	6,480,142

25

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

April 30, 2018

Security	Shares	Value
DiaSorin SpA	80,015	$7,574,413
Ei Towers SpA	63,700	3,686,494
Enav SpA[d]	887,320	4,849,997
Enel SpA	26,765,208	170,355,036
Eni SpA	8,301,221	162,478,380
ERG SpA	218,731	5,258,986
EXOR NV	357,996	26,617,929
Ferrari NV	412,733	50,888,634
Fiat Chrysler Automobiles NVb	3,588,797	80,519,188
FinecoBank Banca Fineco SpA	1,437,247	17,198,106
Geox SpA	515,474	1,737,599
Hera SpA	2,762,776	10,254,287
IMA Industria Macchine Automatiche SpA	67,735	6,596,093
Infrastrutture Wireless Italiane SpA[d]	918,539	7,407,770
Interpump Group SpA	269,686	8,595,513
Intesa Sanpaolo SpA	44,830,569	170,996,579
Iren SpA	2,372,047	7,227,814
Italgas SpA	1,876,103	12,163,146
Leonardo SpA	732,898	8,509,529
Luxottica Group SpA	558,907	34,952,030
MARR SpA	165,186	4,993,432
Mediaset SpA[b]	1,584,938	6,309,665
Mediobanca Banca di Credito Finanziario SpA	2,122,282	25,808,066
Moncler SpA	575,462	26,031,014
OVS SpA[d]	824,992	3,518,544
Piaggio & C SpA	903,251	2,379,050
Poste Italiane SpA[d]	1,806,767	17,694,868
Prysmian SpA	676,650	19,931,334
Recordati SpA	383,022	13,721,039
Reply SpA	85,138	5,384,913
Safilo Group SpA[a,b]	217,329	1,093,632
Saipem SpA[a,b]	1,980,621	7,595,334
Salini Impregilo SpA[a]	783,869	2,248,344
Salvatore Ferragamo SpA[a]	175,074	5,186,576
Saras SpA	1,758,713	4,203,004
Snam SpA	7,516,325	36,188,657
Societa Cattolica di Assicurazioni SC	542,115	5,790,050
Societa Iniziative Autostradali e Servizi SpA	298,246	6,341,995
Technogym SpA NVS[d]	147,590	1,799,230
Telecom Italia SpA/Milano[b]	38,267,506	37,829,293
Tenaris SA	1,600,250	30,103,364
Terna Rete Elettrica Nazionale SpA	4,717,197	28,365,487
Tod’s SpA[a]	44,903	3,472,114
UniCredit SpA	6,617,121	143,698,555
Unione di Banche Italiane SpA	3,514,759	18,153,913
Unipol Gruppo SpA	1,637,639	8,804,745
UnipolSai Assicurazioni SpA	3,775,249	10,171,595
Yoox Net-A-Porter Group SpA[b]	195,522	8,950,738

		1,629,428,723
JAPAN — 25.09%
77 Bank Ltd. (The)	250,500	6,201,549
ABC-Mart Inc.	119,200	7,854,074
Acom Co. Ltd.[a]	1,600,900	7,256,536
Activia Properties Inc.	2,010	8,908,842
Adastria Co. Ltd.	90,900	1,580,003
ADEKA Corp.	338,500	6,013,653
Advance Residence Investment Corp.	4,152	10,696,356
Advantest Corp.	545,600	13,063,486

Security	Shares	Value
Aeon Co. Ltd.	2,031,100	$40,603,438
Aeon Delight Co. Ltd.	90,100	3,157,720
AEON Financial Service Co. Ltd.	387,200	9,079,783
Aeon Mall Co. Ltd.	389,700	7,899,060
AEON REIT Investment Corp.	5,936	6,157,057
Ai Holdings Corp.[a]	146,800	3,926,741
Aica Kogyo Co. Ltd.	209,900	7,903,020
Aichi Steel Corp.	38,300	1,657,304
Aida Engineering Ltd.	243,800	2,854,081
Aiful Corp.[a,b]	1,593,600	5,388,458
Ain Holdings Inc.	90,400	6,030,797
Air Water Inc.	518,500	10,016,989
Aisin Seiki Co. Ltd.	583,500	31,674,572
Ajinomoto Co. Inc.	1,814,800	33,269,260
Akebono Brake Industry Co. Ltd.[b]	543,900	1,401,689
Alfresa Holdings Corp.	660,100	14,574,381
Alpine Electronics Inc.[a]	176,800	3,354,232
Alps Electric Co. Ltd.	672,200	14,915,253
Amada Holdings Co. Ltd.	1,184,500	14,256,217
Amano Corp.	236,400	5,878,404
ANA Holdings Inc.	463,100	18,367,411
Anritsu Corp.	509,800	6,708,814
AOKI Holdings Inc.	110,900	1,699,605
Aoyama Trading Co. Ltd.	161,400	6,217,053
Aozora Bank Ltd.	413,600	16,725,428
Arcs Co. Ltd.	137,400	3,756,918
Ariake Japan Co. Ltd.	75,300	6,468,540
Asahi Diamond Industrial Co. Ltd.	237,200	2,284,750
Asahi Glass Co. Ltd.	658,500	27,320,905
Asahi Group Holdings Ltd.	1,292,900	65,410,047
Asahi Holdings Inc.	112,400	2,063,620
Asahi Intecc Co. Ltd.	306,500	10,741,855
Asahi Kasei Corp.	4,375,200	60,275,202
Asics Corp.	553,400	10,478,819
ASKUL Corp.[a]	84,100	2,647,699
Astellas Pharma Inc.	6,820,600	100,072,865
Atom Corp.[a]	546,600	4,940,255
Autobacs Seven Co. Ltd.	273,100	5,166,251
Avex Inc.	167,000	2,309,079
Awa Bank Ltd. (The)	625,000	4,089,559
Azbil Corp.	232,300	10,826,868
Bandai Namco Holdings Inc.	675,100	22,919,776
Bando Chemical Industries Ltd.	57,300	688,595
Bank of Iwate Ltd. (The)	20,000	784,099
Bank of Kyoto Ltd. (The)	223,100	13,415,563
Bank of Nagoya Ltd. (The)[a]	23,200	863,971
Bank of Okinawa Ltd. (The)	44,800	1,883,299
Bank of Saga Ltd. (The)	16,700	383,371
Bank of the Ryukyus Ltd.	80,200	1,229,843
Benesse Holdings Inc.	246,000	8,969,979
Bic Camera Inc.	340,500	5,594,873
BML Inc.	99,000	2,508,814
Bridgestone Corp.	2,137,900	89,657,968
Broadleaf Co. Ltd.	424,300	2,024,077
Brother Industries Ltd.	811,900	17,480,799
Calbee Inc.[a]	272,000	9,172,310
Canon Electronics Inc.	94,000	2,187,964

26

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

April 30, 2018

Security	Shares	Value
Canon Inc.	3,532,200	$122,339,849
Canon Marketing Japan Inc.	184,600	4,006,626
Capcom Co. Ltd.	283,200	5,442,720
Casio Computer Co. Ltd.	667,300	9,958,427
Cawachi Ltd.	78,100	1,818,586
Central Glass Co. Ltd.	138,100	3,280,072
Central Japan Railway Co.	476,400	95,650,062
Chiba Bank Ltd. (The)	2,401,400	19,399,932
Chiyoda Co. Ltd.	49,800	1,196,474
Chiyoda Corp.	554,000	5,705,808
Chofu Seisakusho Co. Ltd.[a]	23,500	558,588
Chubu Electric Power Co. Inc.	2,119,800	33,194,218
Chugai Pharmaceutical Co. Ltd.	750,900	39,663,715
Chugoku Bank Ltd. (The)	650,500	7,555,728
Chugoku Electric Power Co. Inc. (The)	933,500	11,687,411
Ci:z Holdings Co. Ltd.	99,400	4,787,188
Citizen Watch Co. Ltd.	1,114,700	8,353,247
CKD Corp.	206,100	4,345,193
Coca-Cola Bottlers Japan Holdings Inc.	421,350	18,136,244
Cocokara fine Inc.	68,600	4,971,423
COLOPL Inc.[a]	202,900	1,537,163
Colowide Co. Ltd.[a]	214,900	5,467,504
Comforia Residential REIT Inc.[a]	1,935	4,436,751
COMSYS Holdings Corp.	362,700	10,109,527
Concordia Financial Group Ltd.	4,144,100	24,124,210
Cosel Co. Ltd.	101,500	1,367,247
Cosmo Energy Holdings Co. Ltd.	189,500	6,260,384
Cosmos Pharmaceutical Corp.	29,500	6,634,636
Create SD Holdings Co. Ltd.	89,300	2,586,987
Credit Saison Co. Ltd.	561,100	10,065,701
CyberAgent Inc.	340,100	18,772,712
CYBERDYNE Inc.[a,b]	444,600	5,692,343
Dai Nippon Printing Co. Ltd.	913,400	19,682,862
Dai-ichi Life Holdings Inc.	3,597,800	71,479,252
Daibiru Corp.	144,100	1,718,533
Daicel Corp.	972,700	11,253,719
Daido Steel Co. Ltd.	98,800	5,363,235
Daifuku Co. Ltd.[a]	336,100	18,060,480
Daihen Corp.	404,000	3,145,607
Daiichi Sankyo Co. Ltd.	1,882,900	64,527,073
Daiichikosho Co. Ltd.	134,400	7,062,371
Daikin Industries Ltd.	814,300	95,290,030
Daikyo Inc.	121,600	2,650,363
Daikyonishikawa Corp.	166,000	2,990,048
Daio Paper Corp.[a]	228,100	3,199,758
Daiseki Co. Ltd.	130,500	4,066,758
Daishi Bank Ltd. (The)	80,000	3,589,673
Daito Trust Construction Co. Ltd.	226,900	37,852,954
Daiwa House Industry Co. Ltd.	1,877,800	68,814,055
Daiwa House REIT Investment Corp.	5,787	13,803,125
Daiwa Office Investment Corp.	1,064	6,291,140
Daiwa Securities Group Inc.	5,427,000	33,362,969
Daiwabo Holdings Co. Ltd.	59,800	2,721,535
DCM Holdings Co. Ltd.	385,200	3,837,039
DeNA Co. Ltd.	369,300	7,036,696
Denka Co. Ltd.	297,500	10,630,340
Denso Corp.	1,576,700	82,937,950
Dentsu Inc.	723,000	34,225,634
DIC Corp.	285,400	9,702,426
Digital Garage Inc.	142,000	4,730,089

Security	Shares	Value
Dip Corp.	123,700	$3,004,748
Disco Corp.	95,800	16,879,360
DMG Mori Co. Ltd.	379,600	7,135,821
Don Quijote Holdings Co. Ltd.	394,000	21,243,774
Doshisha Co. Ltd.	67,100	1,564,900
Doutor Nichires Holdings Co. Ltd.	148,200	3,098,758
Dowa Holdings Co. Ltd.	166,000	6,265,296
DTS Corp.	85,100	3,087,475
Duskin Co. Ltd.	154,600	3,898,025
Earth Corp.	49,900	2,622,116
East Japan Railway Co.	1,067,400	102,326,032
Ebara Corp.	327,300	12,532,666
EDION Corp.	270,500	3,179,008
Eighteenth Bank Ltd. (The)	215,000	569,797
Eisai Co. Ltd.	893,100	59,948,088
Eizo Corp.	79,100	3,715,549
Electric Power Development Co. Ltd.	501,500	13,648,316
en-japan Inc.	101,400	4,753,777
Enplas Corp.	43,300	1,252,406
EPS Holdings Inc.	121,400	2,474,042
Euglena Co. Ltd.[a,b]	487,300	4,484,451
Exedy Corp.	109,200	3,702,371
Ezaki Glico Co. Ltd.	156,200	8,436,299
FamilyMart UNY Holdings Co. Ltd.	275,100	26,724,359
Fancl Corp.	147,800	5,807,996
FANUC Corp.	642,200	138,270,340
Fast Retailing Co. Ltd.	175,600	77,365,099
FCC Co. Ltd.	136,400	3,864,199
Fields Corp.[a]	56,600	617,596
Financial Products Group Co. Ltd.	303,100	3,869,597
Foster Electric Co. Ltd.	101,400	2,384,302
FP Corp.	78,100	4,824,821
France Bed Holdings Co. Ltd.	77,500	699,040
Frontier Real Estate Investment Corp.	1,431	5,897,930
Fuji Co. Ltd./Ehime	57,600	1,258,594
Fuji Corp./Aichi	261,200	4,695,274
Fuji Electric Co. Ltd.	1,874,000	13,426,694
Fuji Kyuko Co. Ltd.[a]	80,300	2,234,531
Fuji Oil Holdings Inc.	192,100	6,170,724
Fuji Seal International Inc.	158,200	5,913,073
Fuji Soft Inc.	109,900	4,253,384
FUJIFILM Holdings Corp.	1,380,100	55,557,144
Fujikura Ltd.	892,900	6,119,945
Fujimi Inc.	75,000	1,627,142
Fujitec Co. Ltd.	222,900	3,098,295
Fujitsu General Ltd.	212,000	3,467,946
Fujitsu Ltd.	6,564,000	39,944,872
Fujiya Co. Ltd.	54,300	1,352,228
Fukuoka Financial Group Inc.	2,699,000	14,453,863
Fukuoka REIT Corp.	2,150	3,326,434
Fukuyama Transporting Co. Ltd.	99,600	4,164,222
Funai Electric Co. Ltd.[a,b]	99,800	690,414
Furukawa Co. Ltd.	136,400	2,753,554
Furukawa Electric Co. Ltd.	228,400	11,271,282
Futaba Corp.	128,000	2,651,825
Fuyo General Lease Co. Ltd.	65,400	4,440,685
Geo Holdings Corp.	124,400	2,039,512

27

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

April 30, 2018

Security	Shares	Value
Global One Real Estate Investment Corp.	2,941	$2,945,703
Glory Ltd.	203,400	7,007,704
GLP J-REIT	9,919	10,650,971
GMO Internet Inc.	268,100	4,936,911
GMO Payment Gateway Inc.[a]	61,500	6,098,012
Goldcrest Co. Ltd.	65,600	1,395,030
Gree Inc.	462,400	2,556,564
GS Yuasa Corp.	1,306,000	7,041,718
GungHo Online Entertainment Inc.[a]	1,532,100	4,634,454
Gunma Bank Ltd. (The)	1,457,400	8,523,975
Gunze Ltd.[a]	66,100	4,065,369
Gurunavi Inc.	111,300	1,522,651
H2O Retailing Corp.	323,500	6,107,846
Hachijuni Bank Ltd. (The)	1,495,300	7,912,074
Hakuhodo DY Holdings Inc.	795,900	11,135,690
Hamamatsu Photonics KK	501,500	19,340,462
Hankyu Hanshin Holdings Inc.	778,700	30,706,790
Hankyu REIT Inc.	1,894	2,418,020
Hanwa Co. Ltd.	132,400	5,795,714
Harmonic Drive Systems Inc.[a]	103,600	4,970,528
Haseko Corp.	976,400	15,392,186
Hazama Ando Corp.	669,700	5,397,993
Heiwa Corp.	196,600	3,909,542
Heiwa Real Estate Co. Ltd.	117,700	2,760,048
Heiwa Real Estate REIT Inc.	2,802	2,681,009
Heiwado Co. Ltd.	110,600	2,638,026
Hibiya Engineering Ltd.	30,000	582,591
Hikari Tsushin Inc.	75,000	12,172,721
Hino Motors Ltd.	857,300	10,474,847
Hirata Corp.[a]	31,700	3,007,046
Hirose Electric Co. Ltd.	104,745	14,760,502
Hiroshima Bank Ltd. (The)	1,010,900	7,704,735
HIS Co. Ltd.	149,900	5,486,402
Hisamitsu Pharmaceutical Co. Inc.	213,800	16,666,338
Hitachi Capital Corp.	195,500	5,234,773
Hitachi Chemical Co. Ltd.	356,700	7,842,999
Hitachi Construction Machinery Co. Ltd.	361,500	13,164,976
Hitachi High-Technologies Corp.	227,800	10,637,953
Hitachi Ltd.	16,045,000	117,538,698
Hitachi Metals Ltd.	688,500	7,902,728
Hitachi Transport System Ltd.	154,300	4,132,998
Hitachi Zosen Corp.	706,600	3,842,148
Hogy Medical Co. Ltd.	79,900	3,329,623
Hokkaido Electric Power Co. Inc.[a]	659,800	4,377,563
Hokkoku Bank Ltd. (The)	65,700	2,623,797
Hokuetsu Bank Ltd. (The)	29,600	657,056
Hokuetsu Kishu Paper Co. Ltd.	574,600	3,591,742
Hokuhoku Financial Group Inc.	451,500	6,692,557
Hokuriku Electric Power Co.[a,b]	600,000	6,124,743
Hokuto Corp.	98,800	1,744,406
Honda Motor Co. Ltd.	5,657,400	194,758,289
Horiba Ltd.	125,800	9,162,678
Hoshino Resorts REIT Inc.	1,034	5,083,774
Hoshizaki Corp.	176,700	16,422,563
Hosiden Corp.	210,600	2,525,083
House Foods Group Inc.	223,400	7,870,295
Hoya Corp.	1,278,000	68,463,660
Hulic Co. Ltd.	1,032,300	11,103,652
Hulic Reit Inc.	3,894	6,010,478
Hyakugo Bank Ltd. (The)	805,600	3,762,043

Security	Shares	Value
Hyakujushi Bank Ltd. (The)	561,000	$1,896,916
Ibiden Co. Ltd.	357,900	5,923,298
IBJ Leasing Co. Ltd.	108,200	2,991,135
Ichibanya Co. Ltd.[a]	61,300	2,557,318
Ichigo Inc.[a]	1,006,200	4,487,326
Ichigo Office REIT Investment	5,065	3,763,167
Idec Corp./Japan	124,400	2,867,140
Idemitsu Kosan Co. Ltd.	453,000	17,739,136
IDOM Inc.	245,000	1,773,269
IHI Corp.	515,900	16,925,575
Iida Group Holdings Co. Ltd.	534,700	10,461,894
Iino Kaiun Kaisha Ltd.	482,900	2,405,122
Inaba Denki Sangyo Co. Ltd.	82,100	3,515,088
Inabata & Co. Ltd.	118,100	1,813,187
Industrial & Infrastructure Fund Investment Corp.	5,233	5,791,330
Inpex Corp.	3,171,700	40,651,672
Internet Initiative Japan Inc.	121,500	2,297,313
Invesco Office J-Reit Inc.[a]	28,151	3,555,374
Invincible Investment Corp.	15,589	6,966,435
Iriso Electronics Co. Ltd.[a]	70,000	4,439,570
Iseki & Co. Ltd.	72,400	1,399,369
Isetan Mitsukoshi Holdings Ltd.	1,158,800	12,898,500
Ishihara Sangyo Kaisha Ltd.[b]	147,200	1,692,279
Istyle Inc.[a]	156,200	2,081,239
Isuzu Motors Ltd.	1,858,400	28,430,081
Ito En Ltd.	187,700	7,495,993
ITOCHU Corp.	4,956,800	99,385,142
ITOCHU Enex Co. Ltd.	157,100	1,541,927
Itochu Techno-Solutions Corp.	349,400	7,248,234
Itoham Yonekyu Holdings Inc.[a]	526,600	4,788,366
Iwatani Corp.	139,000	5,138,268
Iyo Bank Ltd. (The)	898,000	7,115,065
Izumi Co. Ltd.	121,700	8,041,042
J Front Retailing Co. Ltd.	827,700	13,426,251
J Trust Co. Ltd.[a]	261,100	1,846,849
J-Oil Mills Inc.	26,300	908,513
Jaccs Co. Ltd.	102,600	2,325,319
Jafco Co. Ltd.	114,200	5,019,895
Japan Airlines Co. Ltd.	443,100	17,452,694
Japan Airport Terminal Co. Ltd.	173,100	7,110,665
Japan Aviation Electronics Industry Ltd.	192,000	3,284,661
Japan Display Inc.[a,b]	1,493,800	1,979,447
Japan Excellent Inc.	4,410	5,730,884
Japan Exchange Group Inc.	1,737,800	32,238,830
Japan Hotel REIT Investment Corp.	15,021	11,366,130
Japan Lifeline Co. Ltd.	158,100	4,666,785
Japan Logistics Fund Inc.	3,025	6,128,787
Japan Petroleum Exploration Co. Ltd.[a]	99,800	2,596,578
Japan Post Bank Co. Ltd.	1,332,900	18,125,247
Japan Post Holdings Co. Ltd.	5,148,200	62,573,507
Japan Prime Realty Investment Corp.	2,750	9,977,153
Japan Real Estate Investment Corp.	4,282	22,226,877
Japan Rental Housing Investments Inc.	6,327	4,926,300
Japan Retail Fund Investment Corp.	8,877	16,630,432
Japan Securities Finance Co. Ltd.	606,500	3,990,679
Japan Steel Works Ltd. (The)	220,900	7,267,443
Japan Tobacco Inc.	3,624,500	97,266,111

28

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

April 30, 2018

Security	Shares	Value
JFE Holdings Inc.	1,720,700	$35,451,845
JGC Corp.[a]	699,400	17,161,426
JINS Inc.[a]	51,400	2,790,185
Joyful Honda Co. Ltd.	83,500	2,949,303
JSP Corp.	51,600	1,671,666
JSR Corp.	650,900	12,283,377
JTEKT Corp.	771,000	12,506,511
Juroku Bank Ltd. (The)	110,300	2,914,117
JVC Kenwood Corp.	890,200	3,115,802
JXTG Holdings Inc.	10,246,950	66,898,982
K’s Holdings Corp.	511,000	7,387,727
kabu.com Securities Co. Ltd.	1,015,800	3,703,945
Kadokawa Dwango[a,b]	210,200	2,174,516
Kagome Co. Ltd.	291,300	10,501,974
Kajima Corp.	2,986,000	28,788,942
Kakaku.com Inc.	488,400	9,332,825
Kaken Pharmaceutical Co. Ltd.	121,600	7,200,987
Kamigumi Co. Ltd.	402,300	9,080,932
Kanamoto Co. Ltd.	111,200	3,815,910
Kandenko Co. Ltd.	324,900	3,848,027
Kaneka Corp.	969,000	9,572,666
Kanematsu Corp.	322,900	4,945,674
Kansai Electric Power Co. Inc. (The)	2,357,700	32,965,785
Kansai Mirai Financial Group, Inc.[b]	139,957	1,107,633
Kansai Paint Co. Ltd.	683,900	15,399,859
Kanto Denka Kogyo Co. Ltd.[a]	211,300	1,967,692
Kao Corp.	1,635,600	117,410,446
Kappa Create Co. Ltd.[a]	99,400	1,229,045
Kato Sangyo Co. Ltd.	83,200	3,067,964
Kato Works Co. Ltd.	61,200	1,435,690
Kawasaki Heavy Industries Ltd.	515,300	17,282,623
Kawasaki Kisen Kaisha Ltd.[a,b]	287,900	6,656,495
KDDI Corp.	5,961,800	160,016,510
Keihan Holdings Co. Ltd.	302,800	9,795,860
Keihin Corp.	167,800	3,312,296
Keikyu Corp.	775,300	14,220,033
Keio Corp.	375,000	17,169,294
Keisei Electric Railway Co. Ltd.	510,600	16,658,369
Keiyo Bank Ltd. (The)	693,000	3,172,886
Kenedix Inc.	968,600	5,611,994
Kenedix Office Investment Corp.	1,351	8,296,751
Kenedix Residential Next Investment Corp.	3,064	4,513,747
Kenedix Retail REIT Corp.	1,949	4,125,094
Kewpie Corp.	352,000	8,206,096
KEY Coffee Inc.[a]	59,900	1,192,252
Keyence Corp.	322,100	197,130,793
Kikkoman Corp.	506,800	21,976,386
Kinden Corp.	483,400	8,437,688
Kintetsu Group Holdings Co. Ltd.	604,500	24,610,898
Kintetsu World Express Inc.	130,300	2,430,361
Kirin Holdings Co. Ltd.	2,874,600	80,727,857
Kisoji Co. Ltd.	90,900	2,358,374
Kissei Pharmaceutical Co. Ltd.	112,200	3,173,489
Kitz Corp.	296,700	2,486,396
Kiyo Bank Ltd. (The)	196,700	3,205,082
Koa Corp.	112,600	2,469,637
Kobayashi Pharmaceutical Co. Ltd.	170,800	14,406,982
Kobe Steel Ltd.	1,020,300	10,554,988
Koei Tecmo Holdings Co. Ltd.	152,300	3,144,123
Kohnan Shoji Co. Ltd.	117,600	3,068,293

Security	Shares	Value
Koito Manufacturing Co. Ltd.	374,800	$25,175,051
Kokuyo Co. Ltd.	314,700	5,677,110
Komatsu Ltd.	3,050,900	104,554,489
Komeri Co. Ltd.	100,300	2,680,166
Komori Corp.	196,800	2,508,897
Konami Holdings Corp.	309,500	15,216,907
Konica Minolta Inc.	1,662,800	14,284,048
Konishi Co. Ltd.	78,700	1,284,516
Kose Corp.	102,500	18,968,472
Kotobuki Spirits Co. Ltd.	72,200	3,437,624
Kubota Corp.	3,515,200	59,413,867
Kumagai Gumi Co. Ltd.	148,600	5,065,369
Kumiai Chemical Industry Co. Ltd.[a]	286,227	1,820,553
Kurabo Industries Ltd.	640,000	2,117,249
Kuraray Co. Ltd.	1,199,300	19,969,153
Kureha Corp.	77,700	5,290,062
Kurita Water Industries Ltd.	332,000	10,770,848
Kusuri no Aoki Holdings Co. Ltd.	45,900	3,150,185
KYB Corp.	79,500	3,843,317
Kyocera Corp.	1,062,400	67,943,114
Kyoei Steel Ltd.[a]	71,600	1,492,525
Kyokuto Kaihatsu Kogyo Co. Ltd.	104,500	1,656,911
KYORIN Holdings Inc.	177,000	3,468,019
Kyoritsu Maintenance Co. Ltd.[a]	112,300	5,305,835
Kyowa Exeo Corp.	285,700	7,441,124
Kyowa Hakko Kirin Co. Ltd.	899,900	19,523,533
Kyudenko Corp.	153,500	7,196,299
Kyushu Electric Power Co. Inc.	1,393,200	17,213,675
Kyushu Financial Group Inc.	1,418,000	6,971,752
Kyushu Railway Co.	529,800	16,994,270
LaSalle Logiport REIT	5,239	5,376,648
Lasertec Corp.	133,100	4,439,708
Lawson Inc.	165,800	10,954,846
Leopalace21 Corp.	941,700	8,184,206
Lifull Co. Ltd.	220,200	1,795,005
LINE Corp.[a,b]	168,400	6,148,120
Lintec Corp.	174,000	5,032,762
Lion Corp.	745,200	16,085,560
LIXIL Group Corp.	897,600	20,121,661
M3 Inc.	713,300	27,019,680
Mabuchi Motor Co. Ltd.	164,000	8,273,064
Macnica Fuji Electronics Holdings Inc.	155,800	2,675,332
Maeda Corp.	493,500	6,097,437
Maeda Road Construction Co. Ltd.	249,500	5,390,158
Makino Milling Machine Co. Ltd.	406,000	3,847,585
Makita Corp.	741,500	33,339,548
Mandom Corp.	164,300	5,930,866
Mani Inc.	86,000	3,497,373
Mars Engineering Corp.	12,600	281,190
Marubeni Corp.	5,471,200	41,209,623
Marudai Food Co. Ltd.	237,000	1,167,402
Maruha Nichiro Corp.	159,300	5,364,592
Marui Group Co. Ltd.	684,900	14,239,411
Maruichi Steel Tube Ltd.	176,800	6,050,866
Maruwa Co. Ltd./Aichi	37,900	3,137,985
Matsui Securities Co. Ltd.	517,800	5,053,785
Matsumotokiyoshi Holdings Co. Ltd.	265,800	11,865,963

29

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

April 30, 2018

Security	Shares	Value
Matsuya Co. Ltd.[a]	146,600	$1,880,981
Maxell Holdings Ltd.	200,200	3,950,028
Mazda Motor Corp.	1,903,800	26,471,389
McDonald’s Holdings Co. Japan Ltd.	233,500	10,925,474
MCUBS MidCity Investment Corp.	6,332	4,773,955
Mebuki Financial Group Inc.	3,654,510	14,193,893
Medipal Holdings Corp.	608,400	13,071,496
Megachips Corp.[a,b]	68,200	2,203,217
Megmilk Snow Brand Co. Ltd.	184,200	5,546,621
Meidensha Corp.	766,000	3,024,099
MEIJI Holdings Co. Ltd.	400,700	32,151,209
Meitec Corp.	96,500	5,300,114
Melco Holdings Inc.	24,800	912,223
Menicon Co. Ltd.	100,600	2,633,022
Micronics Japan Co. Ltd.[a]	133,600	1,491,974
Milbon Co. Ltd.	99,800	4,345,872
MINEBEA MITSUMI Inc.	1,297,659	26,053,981
Miraca Holdings Inc.	200,200	7,812,237
Mirait Holdings Corp.	247,500	3,922,001
Misawa Homes Co. Ltd.	69,600	589,620
MISUMI Group Inc.	984,400	27,258,232
Mitsuba Corp.	126,600	1,853,445
Mitsubishi Chemical Holdings Corp.	4,895,100	46,501,772
Mitsubishi Corp.	4,982,500	137,829,815
Mitsubishi Electric Corp.	6,375,300	97,908,994
Mitsubishi Estate Co. Ltd.	4,084,300	74,743,530
Mitsubishi Gas Chemical Co. Inc.	599,500	14,102,015
Mitsubishi Heavy Industries Ltd.	1,063,800	42,056,192
Mitsubishi Logistics Corp.	230,800	5,340,513
Mitsubishi Materials Corp.	376,000	11,476,719
Mitsubishi Motors Corp.	2,277,800	16,985,925
Mitsubishi Pencil Co. Ltd.	137,200	2,732,089
Mitsubishi Shokuhin Co. Ltd.	27,500	802,947
Mitsubishi Steel Manufacturing Co. Ltd.	47,700	1,156,483
Mitsubishi Tanabe Pharma Corp.	759,400	14,462,779
Mitsubishi UFJ Financial Group Inc.	39,380,500	263,868,244
Mitsubishi UFJ Lease & Finance Co. Ltd.	1,546,160	9,848,513
Mitsui & Co. Ltd.	5,615,400	101,428,724
Mitsui Chemicals Inc.	617,100	17,707,964
Mitsui E&S Holdings Co. Ltd.[b]	278,100	4,777,958
Mitsui Fudosan Co. Ltd.	2,933,600	75,374,150
Mitsui Fudosan Logistics Park Inc.	964	3,105,415
Mitsui Mining & Smelting Co. Ltd.	191,700	8,155,024
Mitsui OSK Lines Ltd.	382,900	11,354,905
Mitsui Sugar Co. Ltd.	74,300	2,974,037
Mitsui-Soko Holdings Co. Ltd.[b]	527,000	1,714,526
Miura Co. Ltd.	320,800	9,777,181
Mixi Inc.	169,500	5,591,912
Miyazaki Bank Ltd. (The)	26,700	864,990
Mizuho Financial Group Inc.	79,313,100	143,803,692
Mochida Pharmaceutical Co. Ltd.	47,400	3,344,099
Modec Inc.	52,700	1,400,036
Monex Group Inc.[a]	746,200	4,255,232
MonotaRO Co. Ltd.[a]	219,300	7,665,730
Mori Hills REIT Investment Corp.	5,314	6,823,093
Mori Trust Sogo REIT Inc.	3,500	5,223,212
Morinaga & Co. Ltd./Japan	136,300	6,639,059
Morinaga Milk Industry Co. Ltd.	136,000	5,984,373
Morita Holdings Corp.	73,600	1,444,759
MOS Food Services Inc.	100,500	3,044,620

Security	Shares	Value
MS&AD Insurance Group Holdings Inc.	1,558,200	$52,288,877
Murata Manufacturing Co. Ltd.	633,300	80,157,231
Musashi Seimitsu Industry Co. Ltd.	92,200	3,235,531
Musashino Bank Ltd. (The)	76,200	2,538,259
Nabtesco Corp.	379,300	13,709,221
Nachi-Fujikoshi Corp.	714,000	3,719,260
Nagaileben Co. Ltd.	36,600	968,976
Nagase & Co. Ltd.	374,800	6,415,357
Nagoya Railroad Co. Ltd.	620,400	16,277,527
Nakanishi Inc.	185,700	3,879,463
Nankai Electric Railway Co. Ltd.	356,200	9,488,901
NanoCarrier Co. Ltd.[a,b]	175,100	1,112,127
Nanto Bank Ltd. (The)	110,600	3,072,643
NEC Corp.	873,100	23,976,838
NEC Networks & System Integration Corp.	103,200	2,703,901
NET One Systems Co. Ltd.	312,000	5,026,785
Nexon Co. Ltd.[b]	1,355,100	19,727,432
NGK Insulators Ltd.	911,700	16,763,449
NGK Spark Plug Co. Ltd.	560,500	14,444,688
NH Foods Ltd.	303,100	13,254,133
NHK Spring Co. Ltd.	773,100	8,534,657
Nichi-Iko Pharmaceutical Co. Ltd.[a]	191,900	3,070,751
Nichias Corp.	395,000	5,010,372
Nichicon Corp.	219,600	2,486,492
Nichiha Corp.	109,600	4,356,957
NichiiGakkan Co. Ltd.	142,000	1,467,690
Nichirei Corp.	449,700	13,007,087
Nidec Corp.	790,900	123,884,176
Nifco Inc./Japan	292,700	10,311,707
Nihon Kohden Corp.	252,700	7,239,794
Nihon M&A Center Inc.	460,400	13,505,908
Nihon Parkerizing Co. Ltd.	320,400	5,080,137
Nihon Unisys Ltd.	277,400	5,777,424
Nikkiso Co. Ltd.	222,000	2,529,897
Nikkon Holdings Co. Ltd.	186,700	4,980,373
Nikon Corp.	1,154,100	20,123,581
Nintendo Co. Ltd.	376,100	158,688,938
Nippo Corp.	176,600	4,052,480
Nippon Accommodations Fund Inc.	1,481	6,625,081
Nippon Building Fund Inc.	4,518	25,392,461
Nippon Denko Co. Ltd.	641,000	2,149,847
Nippon Electric Glass Co. Ltd.	297,600	8,580,562
Nippon Express Co. Ltd.	266,300	20,126,123
Nippon Flour Mills Co. Ltd.	161,100	2,630,895
Nippon Gas Co. Ltd.	126,600	6,247,567
Nippon Kayaku Co. Ltd.	617,500	7,736,737
Nippon Light Metal Holdings Co. Ltd.	2,162,300	5,809,607
Nippon Paint Holdings Co. Ltd.	555,700	22,751,072
Nippon Paper Industries Co. Ltd.	354,400	6,791,655
Nippon Prologis REIT Inc.	6,364	13,393,915
NIPPON REIT Investment Corp.	1,970	5,986,064
Nippon Road Co. Ltd. (The)	25,500	1,272,378
Nippon Seiki Co. Ltd.	104,200	2,006,392
Nippon Sharyo Ltd.[b]	208,000	560,749
Nippon Sheet Glass Co. Ltd.[b]	365,700	2,994,446
Nippon Shinyaku Co. Ltd.	166,300	12,401,261
Nippon Shokubai Co. Ltd.	99,100	6,737,985

30

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

April 30, 2018

Security	Shares	Value
Nippon Signal Co. Ltd.	211,400	$2,007,262
Nippon Soda Co. Ltd.	474,000	2,728,992
Nippon Steel & Sumikin Bussan Corp.	56,172	3,085,161
Nippon Steel & Sumitomo Metal Corp.	2,472,200	53,883,454
Nippon Suisan Kaisha Ltd.[a]	1,113,700	6,045,582
Nippon Telegraph & Telephone Corp.	2,278,900	108,400,041
Nippon Thompson Co. Ltd.	268,800	1,984,833
Nippon Yusen KK	549,500	11,720,658
Nipro Corp.	533,400	7,696,949
Nishi-Nippon Financial Holdings Inc.	528,200	6,347,571
Nishi-Nippon Railroad Co. Ltd.	217,700	6,048,051
Nishimatsu Construction Co. Ltd.	196,300	5,408,677
Nishimatsuya Chain Co. Ltd.	193,900	2,381,554
Nissan Chemical Industries Ltd.	406,200	18,096,642
Nissan Motor Co. Ltd.	7,538,700	79,331,168
Nissan Shatai Co. Ltd.	217,700	2,331,683
Nissha Co. Ltd.[a]	133,700	3,160,904
Nisshin OilliO Group Ltd. (The)	101,200	2,913,228
Nisshin Seifun Group Inc.	704,500	15,406,612
Nisshin Steel Co. Ltd.	187,600	2,496,190
Nisshinbo Holdings Inc.	522,800	7,391,104
Nissin Electric Co. Ltd.	187,900	1,892,308
Nissin Foods Holdings Co. Ltd.	198,300	14,588,211
Nissin Kogyo Co. Ltd.	169,700	2,982,254
Nitori Holdings Co. Ltd.	264,100	44,601,947
Nitta Corp.	96,400	3,669,235
Nitto Boseki Co. Ltd.	106,500	2,304,702
Nitto Denko Corp.	551,900	41,105,643
Nitto Kogyo Corp.	82,300	1,416,229
Noevir Holdings Co. Ltd.	70,600	5,084,103
NOF Corp.	254,900	7,605,652
NOK Corp.	325,900	6,701,165
Nomura Co. Ltd.	141,900	2,855,507
Nomura Holdings Inc.	11,978,900	69,196,826
Nomura Real Estate Holdings Inc.	409,600	10,174,026
Nomura Real Estate Master Fund Inc.	12,446	17,368,099
Nomura Research Institute Ltd.	460,080	23,755,559
Noritake Co. Ltd./Nagoya Japan	58,200	2,491,816
Noritz Corp.	87,000	1,586,155
North Pacific Bank Ltd.	1,306,900	4,419,036
NS Solutions Corp.	141,800	4,107,891
NSD Co. Ltd.	176,300	3,686,309
NSK Ltd.	1,325,600	17,807,923
NTN Corp.	1,562,100	6,895,082
NTT Data Corp.	2,139,200	23,048,817
NTT DOCOMO Inc.	4,468,900	115,780,960
NTT Urban Development Corp.	357,200	4,214,258
Obara Group Inc.	48,200	2,858,743
Obayashi Corp.	2,171,600	25,045,092
OBIC Business Consultants Co. Ltd.	40,700	2,982,993
Obic Co. Ltd.	230,900	19,349,810
Odakyu Electric Railway Co. Ltd.	972,900	20,991,701
Ogaki Kyoritsu Bank Ltd. (The)	145,200	3,667,652
Ohsho Food Service Corp.	54,500	2,739,319
Oiles Corp.	87,400	1,893,767
Oita Bank Ltd. (The)	29,800	1,093,416
Oji Holdings Corp.	2,884,000	20,294,083
Okabe Co. Ltd.	144,800	1,376,212
Okamoto Industries Inc.	187,000	1,872,991
Okamura Corp.	258,600	3,507,082

Security	Shares	Value
Okasan Securities Group Inc.	601,000	$3,443,701
Oki Electric Industry Co. Ltd.	400,900	5,422,271
Okinawa Electric Power Co. Inc. (The)	115,930	3,527,959
OKUMA Corp.	91,900	5,265,826
Okumura Corp.	146,800	6,083,966
Olympus Corp.	970,500	36,230,226
Omron Corp.	650,400	35,306,155
Ono Pharmaceutical Co. Ltd.	1,366,300	31,646,218
Onward Holdings Co. Ltd.	426,800	3,525,951
Open House Co. Ltd.	114,500	6,403,838
Oracle Corp. Japan	137,800	11,333,790
Orient Corp.[a]	3,833,400	5,920,444
Oriental Land Co. Ltd./Japan	726,200	72,437,496
ORIX Corp.	4,345,000	76,397,350
Orix JREIT Inc.	8,846	13,476,154
Osaka Gas Co. Ltd.	1,189,500	25,589,061
OSAKA Titanium Technologies Co. Ltd.	72,500	1,354,261
OSG Corp.	245,200	5,440,673
Otsuka Corp.	364,500	16,988,348
Otsuka Holdings Co. Ltd.	1,293,200	67,741,580
Outsourcing Inc.[a]	295,000	4,971,259
Oyo Corp.	56,300	808,292
Pacific Metals Co. Ltd.[b]	51,200	1,801,417
Pack Corp. (The)	43,100	1,632,621
PAL GROUP Holdings Co. Ltd.	52,900	1,450,308
PALTAC Corp.	110,300	5,523,820
Panasonic Corp.	7,309,800	109,020,732
Paramount Bed Holdings Co. Ltd.	63,900	3,176,751
Park24 Co. Ltd.	367,300	10,405,575
PC Depot Corp.[a]	139,100	911,443
Penta-Ocean Construction Co. Ltd.	1,089,800	8,614,823
Pepper Food Service Co. Ltd.	47,700	2,754,983
PeptiDream Inc.[a,b]	270,800	10,987,910
Persol Holdings Co. Ltd.	616,800	14,672,428
Pigeon Corp.	390,300	18,297,820
Pilot Corp.	135,200	7,388,586
Piolax Inc.	93,700	2,628,823
Pioneer Corp.[a,b]	1,471,300	2,299,221
Plenus Co. Ltd.[a]	83,600	1,441,656
Pola Orbis Holdings Inc.	307,800	13,445,593
Premier Investment Corp.	5,033	4,926,062
Press Kogyo Co. Ltd.	479,800	2,771,155
Prima Meat Packers Ltd.	598,000	3,656,038
Raito Kogyo Co. Ltd.	167,200	1,819,833
Rakuten Inc.	3,157,300	22,511,542
Recruit Holdings Co. Ltd.	3,645,600	84,189,456
Relia Inc.	165,300	2,101,278
Relo Group Inc.	360,900	8,133,236
Renesas Electronics Corp.[b]	2,228,300	23,377,550
Rengo Co. Ltd.	666,600	5,738,517
Resona Holdings Inc.	7,368,300	41,923,725
Resorttrust Inc.	314,400	6,533,659
Ricoh Co. Ltd.	2,391,100	23,402,953
Ricoh Leasing Co. Ltd.	65,300	2,181,142
Riken Corp.	27,100	1,562,723
Ringer Hut Co. Ltd.	106,000	2,576,742
Rinnai Corp.	112,400	11,186,073

31

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

April 30, 2018

Security	Shares	Value
Riso Kagaku Corp.	47,500	$951,519
Rohm Co. Ltd.	318,900	29,784,400
Rohto Pharmaceutical Co. Ltd.	330,600	9,652,886
Round One Corp.	266,900	3,883,069
Royal Holdings Co. Ltd.[a]	119,200	3,242,937
Ryobi Ltd.	100,700	2,569,380
Ryohin Keikaku Co. Ltd.	79,100	27,143,751
Ryosan Co. Ltd.	86,800	3,236,409
Ryoyo Electro Corp.	118,500	1,963,358
Saizeriya Co. Ltd.	111,600	2,583,348
Sakai Chemical Industry Co. Ltd.	58,200	1,523,811
Sakata Seed Corp.	113,700	4,171,857
San-A Co. Ltd.	76,800	4,091,789
San-in Godo Bank Ltd. (The)	571,300	5,382,776
Sanden Holdings Corp.[b]	105,700	1,541,670
Sangetsu Corp.	215,500	4,452,780
Sanken Electric Co. Ltd.	453,000	2,914,435
Sankyo Co. Ltd.	173,800	6,107,023
Sankyo Tateyama Inc.	122,900	1,823,985
Sankyu Inc.	182,000	8,848,435
Santen Pharmaceutical Co. Ltd.	1,241,300	20,929,390
Sanwa Holdings Corp.	705,200	9,080,437
Sanyo Special Steel Co. Ltd.	68,500	1,745,913
Sapporo Holdings Ltd.	236,700	6,770,583
Sato Holdings Corp.	99,500	2,796,093
Sawai Pharmaceutical Co. Ltd.	132,300	5,730,884
SBI Holdings Inc./Japan	696,900	17,622,319
SCREEN Holdings Co. Ltd.	135,700	11,173,470
SCSK Corp.	162,700	6,973,388
Secom Co. Ltd.	705,500	52,881,069
Sega Sammy Holdings Inc.	589,600	9,677,145
Seibu Holdings Inc.	743,800	12,568,300
Seikagaku Corp.	149,400	2,480,784
Seiko Epson Corp.	961,700	18,060,713
Seiko Holdings Corp.	133,900	3,496,023
Seino Holdings Co. Ltd.	544,300	10,211,998
Seiren Co. Ltd.	181,000	3,496,769
Sekisui Chemical Co. Ltd.	1,356,900	24,056,532
Sekisui House Ltd.	1,972,100	36,125,880
Sekisui House Reit Inc.	6,486	4,178,780
Sekisui House Residential Investment Corp. NVS[b]	3,217	3,283,883
Senko Group Holdings Co. Ltd.	501,000	3,855,079
Senshu Ikeda Holdings Inc.	1,179,600	4,656,954
Septeni Holdings Co. Ltd.[a]	534,000	1,376,175
Seria Co. Ltd.[a]	135,000	6,612,748
Seven & i Holdings Co. Ltd.	2,477,000	108,768,426
Seven Bank Ltd.	2,174,000	7,311,236
Sharp Corp./Japan[a]	494,999	14,543,494
Shiga Bank Ltd. (The)	846,000	4,283,153
Shikoku Chemicals Corp.	76,200	1,077,280
Shikoku Electric Power Co. Inc.	570,400	7,250,870
Shima Seiki Manufacturing Ltd.	84,000	5,342,838
Shimachu Co. Ltd.	151,000	4,878,090
Shimadzu Corp.	850,600	23,133,522
Shimamura Co. Ltd.	73,100	8,517,478
Shimano Inc.	249,700	33,179,237
Shimizu Corp.	1,872,900	18,553,563
Shin-Etsu Chemical Co. Ltd.	1,288,400	129,575,892
Shinko Electric Industries Co. Ltd.	265,100	2,076,223
Shinko Plantech Co. Ltd.	149,500	1,407,220

Security	Shares	Value
Shinmaywa Industries Ltd.	295,500	$3,316,189
Shinsei Bank Ltd.	592,000	9,240,448
Shionogi & Co. Ltd.	994,300	51,193,842
Ship Healthcare Holdings Inc.	167,500	5,824,423
Shiseido Co. Ltd.	1,261,800	82,009,793
Shizuoka Bank Ltd. (The)	1,765,400	17,940,368
Shizuoka Gas Co. Ltd.	143,500	1,298,287
SHO-BOND Holdings Co. Ltd.	77,800	5,886,991
Shochiku Co. Ltd.	36,100	5,304,894
Showa Corp.	203,900	3,052,211
Showa Denko KK	471,100	15,735,623
Showa Sangyo Co. Ltd.	37,400	989,130
Showa Shell Sekiyu KK	662,700	9,368,946
SIIX Corp.[a]	143,800	2,892,427
Sintokogio Ltd.	154,200	1,648,746
SKY Perfect JSAT Holdings Inc.	758,100	3,457,088
Skylark Co. Ltd.[a]	366,600	5,393,886
SMC Corp./Japan	189,500	72,249,852
SMS Co. Ltd.	125,200	4,748,275
SoftBank Group Corp.	2,734,900	212,468,676
Sohgo Security Services Co. Ltd.	240,500	11,890,382
Sojitz Corp.	4,926,100	16,251,516
Sompo Holdings Inc.	1,154,900	48,444,058
Sony Corp.	4,187,900	206,668,129
Sony Financial Holdings Inc.	583,200	10,654,026
Sosei Group Corp.[a,b]	69,600	4,821,275
Sotetsu Holdings Inc.	249,400	7,156,646
Square Enix Holdings Co. Ltd.	289,400	12,059,986
St. Marc Holdings Co. Ltd.	51,600	1,461,823
Stanley Electric Co. Ltd.	514,900	18,657,332
Star Micronics Co. Ltd.	147,300	2,643,794
Start Today Co. Ltd.	628,500	18,149,966
Starts Corp. Inc.	100,300	2,772,744
Subaru Corp.	2,034,200	68,392,249
Sugi Holdings Co. Ltd.	133,300	7,772,027
Sumco Corp.	775,900	19,159,075
Sumitomo Bakelite Co. Ltd.	731,000	6,613,571
Sumitomo Chemical Co. Ltd.	5,287,000	30,390,889
Sumitomo Corp.	3,928,800	70,713,014
Sumitomo Dainippon Pharma Co. Ltd.	571,700	10,423,043
Sumitomo Electric Industries Ltd.	2,511,300	38,544,467
Sumitomo Forestry Co. Ltd.	500,300	8,307,472
Sumitomo Heavy Industries Ltd.	390,900	14,967,978
Sumitomo Metal Mining Co. Ltd.	817,000	35,076,683
Sumitomo Mitsui Construction Co. Ltd.	740,040	4,531,202
Sumitomo Mitsui Financial Group Inc.	4,463,300	185,588,440
Sumitomo Mitsui Trust Holdings Inc.	1,106,700	46,988,606
Sumitomo Osaka Cement Co. Ltd.	1,397,000	6,396,134
Sumitomo Realty & Development Co. Ltd.	1,156,000	45,944,199
Sumitomo Riko Co. Ltd.	91,100	953,251
Sumitomo Rubber Industries Ltd.	589,900	10,550,005
Sumitomo Warehouse Co. Ltd. (The)	537,000	3,685,511
Sundrug Co. Ltd.	246,600	12,687,759
Suntory Beverage & Food Ltd.	472,700	23,284,012
Suruga Bank Ltd.	584,200	7,944,159
Suzuken Co. Ltd./Aichi Japan	262,500	11,298,835
Suzuki Motor Corp.	1,138,200	61,276,090

32

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

April 30, 2018

Security	Shares	Value
Sysmex Corp.	522,100	$46,186,228
T&D Holdings Inc.	1,816,000	30,851,670
T-Gaia Corp.	87,700	2,452,474
Tachi-S Co. Ltd.	130,500	2,367,306
Tadano Ltd.	364,000	5,621,750
Taiheiyo Cement Corp.	408,600	15,477,697
Taikisha Ltd.	86,800	3,030,167
Taisei Corp.	676,000	36,510,487
Taisho Pharmaceutical Holdings Co. Ltd.	102,300	9,806,964
Taiyo Holdings Co. Ltd.	89,200	3,802,769
Taiyo Nippon Sanso Corp.	483,900	7,177,242
Taiyo Yuden Co. Ltd.	385,200	6,860,907
Takara Bio Inc.	187,200	3,645,631
Takara Holdings Inc.	645,200	7,794,877
Takara Leben Co. Ltd.	388,700	1,651,775
Takasago Thermal Engineering Co. Ltd.	178,900	3,398,977
Takashimaya Co. Ltd.	1,056,000	9,071,419
Takeda Pharmaceutical Co. Ltd.	2,344,200	98,995,186
Takeuchi Manufacturing Co. Ltd.	155,000	3,556,820
Takuma Co. Ltd.	289,100	3,175,675
Tamron Co. Ltd.	91,200	1,851,920
TDK Corp.	440,700	38,059,082
TechnoPro Holdings Inc.	127,500	7,410,555
Teijin Ltd.	677,200	12,754,939
Tekken Corp.	53,900	1,615,645
Terumo Corp.	1,067,600	60,490,016
THK Co. Ltd.	441,200	15,442,504
TIS Inc.	275,300	10,918,913
Toa Corp./Tokyo	69,300	1,766,936
Toagosei Co. Ltd.	397,600	4,705,433
Tobu Railway Co. Ltd.	643,700	20,530,162
TOC Co. Ltd.	130,800	1,159,479
Tocalo Co. Ltd.	259,200	3,228,600
Tochigi Bank Ltd. (The)	444,100	1,684,272
Toda Corp.	808,000	6,675,184
Toei Co. Ltd.	27,300	3,066,182
Toho Bank Ltd. (The)	453,200	1,760,201
Toho Co. Ltd./Tokyo	390,000	13,044,551
Toho Gas Co. Ltd.	245,900	7,460,708
Toho Holdings Co. Ltd.	200,200	4,895,912
Toho Titanium Co. Ltd.[a]	124,000	1,542,280
Toho Zinc Co. Ltd.	48,500	2,251,588
Tohoku Electric Power Co. Inc.	1,492,400	19,244,016
Tokai Carbon Co. Ltd.[a]	675,300	8,485,607
Tokai Corp./Gifu	42,900	966,794
TOKAI Holdings Corp.	474,800	4,825,018
Tokai Rika Co. Ltd.	179,000	3,582,454
Tokai Tokyo Financial Holdings Inc.	985,200	7,157,724
Token Corp.	28,810	2,756,598
Tokio Marine Holdings Inc.	2,221,900	105,018,659
Tokuyama Corp.	213,300	6,364,400
Tokyo Broadcasting System Holdings Inc.	156,800	3,487,788
Tokyo Century Corp.	143,400	8,963,729
Tokyo Dome Corp.	401,600	3,904,980
Tokyo Electric Power Co. Holdings Inc.[b]	5,099,300	24,279,052
Tokyo Electron Ltd.	523,100	100,652,232
Tokyo Gas Co. Ltd.	1,311,100	35,130,411
Tokyo Ohka Kogyo Co. Ltd.	138,600	4,882,824
Tokyo Seimitsu Co. Ltd.	135,200	5,170,775
Tokyo Steel Manufacturing Co. Ltd.	451,900	3,778,739

Security	Shares	Value
Tokyo Tatemono Co. Ltd.	693,100	$10,558,809
Tokyo TY Financial Group Inc.	89,100	2,355,644
Tokyotokeiba Co. Ltd.	71,900	2,766,269
Tokyu Construction Co. Ltd.	329,600	3,530,191
Tokyu Corp.	1,679,500	28,256,427
Tokyu Fudosan Holdings Corp.	1,701,400	13,402,849
Tokyu REIT Inc.	2,864	3,852,692
TOMONY Holdings Inc.	579,200	2,588,337
Tomy Co. Ltd.	301,500	2,964,716
Topcon Corp.	359,800	7,168,051
Toppan Forms Co. Ltd.	165,200	1,843,356
Toppan Printing Co. Ltd.	1,812,000	15,168,307
Topre Corp.	135,500	4,259,721
Topy Industries Ltd.	58,700	1,740,749
Toray Industries Inc.	4,884,000	45,615,243
Toridoll Holdings Corp.	90,300	3,032,694
Torii Pharmaceutical Co. Ltd.	24,400	664,715
Toshiba Corp.[b]	21,563,000	57,737,802
Toshiba Machine Co. Ltd.	544,000	3,619,210
Toshiba Plant Systems & Services Corp.	179,100	3,741,582
Toshiba TEC Corp.	617,000	3,529,742
Tosoh Corp.	995,000	17,658,579
Totetsu Kogyo Co. Ltd.	100,600	3,006,278
TOTO Ltd.	481,100	27,303,002
Towa Bank Ltd. (The)	117,800	1,572,820
Toyo Engineering Corp.[a,b]	152,300	1,586,676
Toyo Ink SC Holdings Co. Ltd.	820,000	5,065,753
Toyo Seikan Group Holdings Ltd.	653,900	10,296,273
Toyo Suisan Kaisha Ltd.	297,000	11,698,149
Toyo Tanso Co. Ltd.	53,300	1,578,177
Toyo Tire & Rubber Co. Ltd.	343,300	5,866,767
Toyobo Co. Ltd.	299,800	5,846,682
Toyoda Gosei Co. Ltd.	229,900	5,828,125
Toyota Boshoku Corp.	233,900	4,931,298
Toyota Industries Corp.	549,900	32,514,078
Toyota Motor Corp.	8,592,800	563,901,273
Toyota Tsusho Corp.	711,200	25,575,252
TPR Co. Ltd.	88,100	2,677,016
Transcosmos Inc.	89,700	2,483,811
Trend Micro Inc./Japan	407,600	24,435,513
Trusco Nakayama Corp.	172,800	4,544,833
TS Tech Co. Ltd.	173,000	7,043,317
TSI Holdings Co. Ltd.	243,800	1,949,509
Tsubaki Nakashima Co. Ltd.	155,200	3,667,783
Tsubakimoto Chain Co.	453,000	3,932,831
Tsukuba Bank Ltd.	449,300	1,560,283
Tsumura & Co.	211,700	7,699,941
Tsuruha Holdings Inc.	122,100	17,552,049
TV Asahi Holdings Corp.	80,700	1,896,828
UACJ Corp.[a]	102,200	2,660,889
Ube Industries Ltd.	369,100	11,266,109
Ulvac Inc.	139,200	7,492,694
Unicharm Corp.	1,351,700	37,984,716
Unipres Corp.	160,400	3,792,139
United Arrows Ltd.	85,800	3,163,838
United Super Markets Holdings Inc.[a]	209,200	2,749,185
United Urban Investment Corp.	10,515	16,124,441

33

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

April 30, 2018

Security	Shares	Value
Unitika Ltd.[b]	266,700	$1,759,720
Universal Entertainment Corp.[a]	75,800	3,602,102
Unizo Holdings Co. Ltd.[a]	97,700	2,334,800
Ushio Inc.	397,200	5,604,540
USS Co. Ltd.	718,100	15,100,280
V Technology Co. Ltd.	14,900	3,897,080
Valor Holdings Co. Ltd.	123,800	3,456,331
Vital KSK Holdings Inc.	88,900	871,736
VT Holdings Co. Ltd.	287,500	1,311,058
W-Scope Corp.[a]	115,200	1,717,077
Wacoal Holdings Corp.	201,400	6,110,560
WATAMI Co. Ltd.[a]	93,100	1,262,604
Welcia Holdings Co. Ltd.	174,400	8,973,013
West Japan Railway Co.	539,300	38,195,796
Xebio Holdings Co. Ltd.	102,800	1,939,977
YA-MAN Ltd.[a]	97,600	2,127,265
Yahoo Japan Corp.[a]	4,878,500	20,062,371
Yakult Honsha Co. Ltd.	369,700	26,352,844
Yamada Denki Co. Ltd.[a]	2,096,000	10,994,782
Yamagata Bank Ltd. (The)	37,000	817,601
Yamaguchi Financial Group Inc.	676,000	8,451,158
Yamaha Corp.	569,100	27,512,351
Yamaha Motor Co. Ltd.	953,100	30,485,264
Yamanashi Chuo Bank Ltd. (The)	210,000	928,855
Yamato Holdings Co. Ltd.	1,140,900	29,376,155
Yamato Kogyo Co. Ltd.	114,400	3,397,761
Yamazaki Baking Co. Ltd.	472,600	10,356,818
Yamazen Corp.	273,800	2,772,405
Yaoko Co. Ltd.	60,800	3,378,241
Yaskawa Electric Corp.	843,600	34,460,973
Yellow Hat Ltd.	43,500	1,293,968
Yodogawa Steel Works Ltd.	52,300	1,493,603
Yokogawa Electric Corp.	774,000	17,075,038
Yokohama Reito Co. Ltd.[a]	219,600	2,227,608
Yokohama Rubber Co. Ltd. (The)	415,800	9,822,646
Yondoshi Holdings Inc.	67,400	1,660,593
Yonex Co. Ltd.[a]	150,900	842,585
Yoshinoya Holdings Co. Ltd.	287,700	5,345,160
Yuasa Trading Co. Ltd.	48,500	1,553,507
Zenkoku Hosho Co. Ltd.	170,000	7,029,929
Zenrin Co. Ltd.	145,600	2,941,938
Zensho Holdings Co. Ltd.	305,100	7,104,362
Zeon Corp.	604,000	7,843,582

		14,757,597,699
NETHERLANDS — 3.51%
Aalberts Industries NV	346,639	17,104,160
ABN AMRO Group NV CVA[d]	1,387,968	43,147,718
Accell Group	103,819	2,430,912
Aegon NV	5,905,579	43,467,130
AerCap Holdings NVb	502,229	26,181,198
Akzo Nobel NV	825,046	74,661,819
Altice NV Class Ab	1,800,261	17,265,738
AMG Advanced Metallurgical Group NV	92,840	4,358,896
Arcadis NV	267,790	5,286,704
ArcelorMittal[b]	2,184,625	74,155,697
ASM International NV	169,129	10,155,775
ASML Holding NV	1,282,434	244,036,153
ASR Nederland NV	482,770	22,841,338

Security	Shares	Value
BE Semiconductor Industries NV	143,054	$9,912,245
BinckBank NV	482,875	2,817,867
Boskalis Westminster	295,854	8,782,561
Brunel International NV	138,228	2,486,734
Corbion NV	219,503	7,033,194
Eurocommercial Properties NV	168,913	7,081,596
Flow Traders[d]	66,249	2,567,747
Fugro NV CVA[a,b]	339,726	5,387,245
Gemalto NV	270,591	16,307,162
Heineken Holding NV	392,976	39,977,599
Heineken NV	846,005	89,233,055
IMCD NV	189,788	11,705,853
ING Groep NV	12,768,946	215,613,789
Intertrust NVd	235,257	4,689,916
InterXion Holding NVb	264,249	17,181,470
Koninklijke Ahold Delhaize NV	4,203,416	101,596,680
Koninklijke BAM Groep NVa	925,996	4,419,212
Koninklijke DSM NV	593,084	61,495,496
Koninklijke KPN NV	11,098,825	34,556,521
Koninklijke Philips NV	3,055,371	129,977,616
Koninklijke Vopak NV	239,033	11,811,900
NN Group NV	1,027,563	49,275,172
NSI NV	83,197	3,583,487
NXP Semiconductors NVb	1,109,820	116,420,118
OCI NVa,b	257,864	6,140,672
Philips Lighting NVa,d	360,182	10,983,732
PostNL NV	1,460,498	5,683,689
Randstad NV	397,467	25,634,109
RELX NV	3,227,092	68,680,363
Rhi Magnesita NVb	103,498	6,202,292
SBM Offshore NV	646,573	10,881,964
SNS REAAL NV NVS[a,b,c]	3,991	—
TKH Group NV	147,666	9,348,682
TomTom NVa,b	526,216	5,204,444
Unilever NV CVA	5,362,393	307,420,939
Vastned Retail NV	92,410	4,627,880
Wereldhave NV	134,525	5,412,349
Wessanen	296,022	5,990,697
Wolters Kluwer NV	995,883	53,940,584

		2,065,159,869
NEW ZEALAND — 0.28%
a2 Milk Co. Ltd.[b]	2,503,406	21,431,383
Air New Zealand Ltd.	2,066,164	4,760,529
Argosy Property Ltd.	2,370,415	1,695,247
Auckland International Airport Ltd.	3,042,536	13,677,258
Chorus Ltd.	1,360,556	3,877,730
Contact Energy Ltd.	2,346,042	8,893,254
Fisher & Paykel Healthcare Corp. Ltd.	1,867,346	16,775,582
Fletcher Building Ltd.	2,702,214	12,014,113
Freightways Ltd.	449,698	2,373,260
Genesis Energy Ltd.	1,739,721	2,758,067
Goodman Property Trust	2,621,927	2,521,714
Infratil Ltd.	1,731,310	3,897,520
Kiwi Property Group Ltd.	3,752,311	3,622,113
Mercury NZ Ltd.	2,428,424	5,458,305

34

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

April 30, 2018

Security	Shares	Value
Meridian Energy Ltd.	4,154,896	$8,606,967
Metlifecare Ltd.	519,804	2,116,947
Precinct Properties New Zealand Ltd.	2,929,201	2,641,811
Ryman Healthcare Ltd.[a]	1,395,405	10,421,945
Sky Network Television Ltd.	1,351,235	2,170,743
SKYCITY Entertainment Group Ltd.	2,025,170	5,779,086
Spark New Zealand Ltd.	5,763,666	14,051,333
Summerset Group Holdings Ltd.	754,779	3,669,539
Trade Me Group Ltd.	1,241,440	4,067,442
Z Energy Ltd.	1,328,211	6,784,966

		164,066,854
NORWAY — 0.86%
Aker ASA Class A	101,488	6,384,885
Aker BP ASA	368,835	12,163,898
Aker Solutions ASA[b]	729,189	4,964,358
Atea ASA	364,635	5,434,637
Austevoll Seafood ASA	403,695	4,877,941
Bakkafrost P/F	159,638	9,186,394
Borr Drilling Ltd.[a,b]	770,587	3,559,027
Borregaard ASA	454,422	4,838,561
BW LPG Ltd.[a,b,d]	467,207	1,634,125
DNB ASA	3,253,395	61,139,995
DNO ASA[b]	2,652,866	4,953,986
Entra ASA[d]	612,173	8,436,282
Frontline Ltd./Bermuda[a]	507,160	2,198,025
Gjensidige Forsikring ASA	732,472	11,630,168
Hoegh LNG Holdings Ltd.[a]	236,605	1,380,745
Leroy Seafood Group ASA	1,168,723	8,604,472
Marine Harvest ASA	1,373,935	29,953,158
Nordic Semiconductor ASA[b]	600,340	3,799,383
Norsk Hydro ASA	4,386,472	27,410,317
Norwegian Air Shuttle ASA[a,b]	116,832	4,418,881
Norwegian Finans Holding ASA[b]	532,802	6,504,480
Norwegian Property ASA	1,097,959	1,378,770
Orkla ASA	2,696,846	25,025,718
Otello Corp. ASA[b]	536,100	1,375,199
Petroleum Geo-Services ASA[b]	943,427	4,081,734
Protector Forsikring ASA	364,213	3,405,219
REC Silicon ASA[a,b]	13,067,247	2,233,034
Salmar ASA	184,323	8,628,169
Schibsted ASA Class B	339,168	9,144,848
SpareBank 1 SMN	671,159	6,752,558
Statoil ASA	3,792,647	97,288,632
Stolt-Nielsen Ltd.	99,304	1,413,121
Storebrand ASA	1,640,259	14,066,207
Subsea 7 SA	957,035	13,463,550
Telenor ASA	2,480,626	55,055,523
TGS NOPEC Geophysical Co. ASA	420,799	13,352,362
XXL ASA[d]	436,436	3,802,628
Yara International ASA	589,320	24,937,834

		508,878,824
PORTUGAL — 0.19%
Altri SGPS SA	412,964	2,988,667
Banco Comercial Portugues SA Class Rb	33,187,997	11,151,175
CTT-Correios de Portugal SAa	632,847	2,338,163
EDP — Energias de Portugal SA	7,672,459	28,514,089

Security	Shares	Value
Galp Energia SGPS SA	1,637,337	$31,483,522
Jeronimo Martins SGPS SA	856,337	15,043,459
Navigator Co. SA (The)	870,575	5,090,848
NOS SGPS SA	911,630	5,425,648
REN — Redes Energeticas Nacionais SGPS SA	1,930,817	6,093,304
Sonae SGPS SA	3,704,576	5,048,777

		113,177,652
SINGAPORE — 1.42%
Accordia Golf Trust	4,938,200	2,293,715
Ascendas REIT	8,023,200	16,179,105
Ascott Residence Trust[a]	4,856,463	4,181,389
Asian Pay Television Trust	7,579,300	2,804,922
Boustead Singapore Ltd.	453,800	275,903
Cache Logistics Trust[a]	6,630,998	4,181,778
CapitaLand Commercial Trust	8,661,655	11,906,055
CapitaLand Ltd.	8,594,600	24,406,704
CapitaLand Mall Trust	7,909,700	12,545,123
CapitaLand Retail China Trust	2,899,720	3,438,360
CDL Hospitality Trusts	3,666,900	4,929,634
Chip Eng Seng Corp. Ltd.[a]	4,977,700	3,759,450
City Developments Ltd.	1,394,200	13,341,274
ComfortDelGro Corp. Ltd.	7,240,700	12,304,350
COSCO Shipping International Singapore Co. Ltd.[a,b]	4,466,400	1,585,445
DBS Group Holdings Ltd.	5,940,100	138,357,829
ESR-REIT	7,279,023	2,913,698
First REIT	1,853,600	1,917,928
First Resources Ltd.[a]	1,878,600	2,397,820
Frasers Centrepoint Trust[a]	2,313,500	3,913,931
Frasers Commercial Trust	3,152,000	3,332,805
Genting Singapore PLC	20,257,500	17,900,589
Golden Agri-Resources Ltd.	24,216,100	6,309,848
Hutchison Port Holdings Trust	18,081,700	6,057,369
Jardine Cycle & Carriage Ltd.	342,332	8,857,894
Keppel Corp. Ltd.	4,743,200	29,339,381
Keppel REIT[a]	6,900,480	6,462,441
Lippo Malls Indonesia Retail Trust[a]	10,966,000	2,691,703
M1 Ltd./Singapore[a]	1,919,300	2,623,717
Mapletree Commercial Trust	6,905,853	8,449,441
Mapletree Greater China Commercial Trust[a]	7,254,800	6,520,307
Mapletree Industrial Trust	4,872,900	7,471,007
Mapletree Logistics Trust	7,336,780	7,037,280
NetLink NBN Trust[a,b]	13,867,600	8,483,634
OUE Hospitality Trust[a]	5,103,400	3,237,684
Oversea-Chinese Banking Corp. Ltd.	10,051,200	104,759,307
Parkway Life REIT	1,811,700	3,817,562
Raffles Medical Group Ltd.[a]	4,420,600	3,839,500
Sabana Shari’ah Compliant Industrial REIT	5,700,380	1,829,736
SATS Ltd.	2,336,600	9,776,643
Sembcorp Industries Ltd.	3,269,900	7,581,733
Sembcorp Marine Ltd.[a]	2,790,700	4,510,478
Singapore Airlines Ltd.	1,823,200	14,981,622
Singapore Exchange Ltd.	2,653,100	15,469,153
Singapore Post Ltd.[a]	5,693,200	5,761,782
Singapore Press Holdings Ltd.[a]	2,636,400	5,415,965
Singapore Technologies Engineering Ltd.	5,428,200	14,307,932

35

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

April 30, 2018

Security	Shares	Value
Singapore Telecommunications Ltd.	26,585,700	$70,678,346
Soilbuild Business Space REIT	4,858,390	2,440,111
Starhill Global REIT	6,731,300	3,660,387
StarHub Ltd.	1,925,600	3,301,319
Suntec REIT	8,171,300	12,096,030
United Engineers Ltd.	1,869,500	3,840,520
United Overseas Bank Ltd.[a]	4,313,600	98,192,594
UOL Group Ltd.	1,776,000	11,817,197
Venture Corp. Ltd.	971,200	15,366,973
Wilmar International Ltd.	5,473,000	13,475,307
Wing Tai Holdings Ltd.	1,761,000	2,713,221
Yangzijiang Shipbuilding Holdings Ltd.	8,692,300	7,680,972
Yanlord Land Group Ltd.[a]	3,503,600	4,498,410

		834,222,313
SPAIN — 3.12%
Abertis Infraestructuras SA	2,265,705	49,985,348
Acciona SAa	106,273	8,913,456
Acerinox SAa	572,396	8,053,315
ACS Actividades de Construccion y Servicios SA	830,038	35,129,883
Aena SME SAd	228,360	47,207,242
Almirall SAa	269,329	3,361,414
Amadeus IT Group SA	1,455,223	106,722,706
Applus Services SA	582,754	7,892,770
Atresmedia Corp. de Medios de Comunicacion SAa	408,907	3,843,640
Banco Bilbao Vizcaya Argentaria SA	21,921,546	178,248,068
Banco de Sabadell SA	17,913,771	35,203,000
Banco Santander SA	53,212,936	345,440,020
Bankia SA	4,195,719	18,487,609
Bankinter SA	2,385,058	25,012,509
Bolsas y Mercados Espanoles SHMSF SA	1,895	66,580
CaixaBank SA	11,927,527	58,205,343
Cellnex Telecom SAd	515,315	13,846,696
Cia. de Distribucion Integral Logista Holdings SA	207,695	4,690,012
Cie. Automotive SA	225,935	8,473,129
Codere SA/Spain[b]	117,835	1,423,682
Construcciones y Auxiliar de Ferrocarriles SA	105,324	5,064,645
Corp Financiera Alba SA	71,582	4,462,643
Distribuidora Internacional de Alimentacion SA	2,094,459	9,742,517
Ebro Foods SA	217,653	5,259,364
Enagas SA	342,351	9,984,986
Ence Energia y Celulosa SA	905,305	7,022,125
Endesa SA	1,043,156	24,412,793
Euskaltel SAd	439,234	4,086,253
Faes Farma SA	1,179,696	4,803,288
Ferrovial SA	1,700,610	36,439,676
Gas Natural SDG SA	1,144,404	28,911,591
Gestamp Automocion SAb,d	570,854	4,655,512
Grifols SA	1,023,255	28,867,512
Grupo Catalana Occidente SA	166,927	7,371,444
Hispania Activos Inmobiliarios SOCIMI SA	407,700	8,669,458
Iberdrola SA	18,915,480	146,629,148
Indra Sistemas SAb	482,139	6,687,330
Industria de Diseno Textil SA	3,568,783	111,158,235
Inmobiliaria Colonial SOCIMI SA	1,042,808	12,145,628
International Consolidated Airlines Group SA	2,236,410	19,378,952
Lar Espana Real Estate SOCIMI SA	456,667	5,186,401
Liberbank SAb	6,994,727	4,015,927
Mapfre SA	4,081,366	14,221,303

Security	Shares	Value
Mediaset Espana Comunicacion SA	601,613	$5,781,511
Melia Hotels International SA	448,495	6,686,692
Merlin Properties SOCIMI SA	1,193,239	18,453,383
Neinor Homes SAa,b,d	243,218	4,719,324
NH Hotel Group SA	859,355	6,644,942
Obrascon Huarte Lain SAa,b	556,800	2,614,884
Pharma Mar SAa,b	790,972	1,550,067
Prosegur Cia. de Seguridad SA	1,030,851	7,821,573
Red Electrica Corp. SA	1,396,859	29,163,181
Repsol SA	4,161,230	79,687,385
Sacyr SAa	1,521,591	4,386,387
Siemens Gamesa Renewable Energy SAa	824,213	14,205,281
Tecnicas Reunidas SAa	118,233	3,821,212
Telefonica SA	15,465,099	157,569,948
Tubacex SAa,b	742,662	3,171,898
Unicaja Banco SAb,d	2,627,115	4,764,292
Viscofan SA	132,478	8,803,291
Zardoya Otis SA	747,325	7,647,712

		1,836,876,116
SWEDEN — 2.87%
AAK AB	104,170	9,233,873
AF AB Class B	273,473	5,714,688
Ahlsell ABd	1,072,221	6,426,213
Alfa Laval AB	966,994	24,078,073
Arjo AB Class Bb	852,517	2,520,595
Assa Abloy AB Class B	3,287,652	69,265,183
Atlas Copco AB Class A	2,202,378	86,679,431
Atlas Copco AB Class B	1,300,301	46,446,758
Attendo ABd	436,922	4,450,178
Avanza Bank Holding ABa	105,068	4,960,777
Axfood AB	377,506	7,035,869
Betsson AB	412,767	2,949,752
Bilia AB Class A	348,990	2,891,951
BillerudKorsnas AB	593,263	8,760,180
BioGaia AB Class B	57,981	2,791,948
Boliden AB	903,602	31,501,531
Bonava AB Class B	346,299	4,218,328
Bravida Holding ABd	818,814	5,881,450
Byggmax Group ABa	365,980	1,948,572
Castellum AB	873,266	14,183,206
Clas Ohlson AB Class B	169,488	1,861,014
Cloetta AB Class B	931,103	3,346,135
Com Hem Holding AB	602,162	10,482,564
Dometic Group ABd	1,034,596	9,957,824
Electrolux AB Series B	793,150	20,983,140
Elekta AB Class B	1,275,380	14,508,669
Essity AB Class B	2,053,677	52,381,330
Evolution Gaming Group ABd	81,011	5,114,729
Fabege AB	914,648	10,597,489
Fastighets AB Balder Class Bb	404,434	10,472,819
Getinge AB Class B	774,177	7,230,847
Granges AB	295,529	4,157,619
Hemfosa Fastigheter AB	563,250	7,009,219
Hennes & Mauritz AB Class B	3,111,617	53,320,652
Hexagon AB Class B	867,826	50,423,837

36

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

April 30, 2018

Security	Shares	Value
Hexpol AB	878,999	$9,148,909
Hoist Finance ABd	305,048	2,710,995
Holmen AB Class B	346,962	8,595,673
Hufvudstaden AB Class A	400,790	5,913,521
Husqvarna AB Class B	1,403,965	13,559,511
ICA Gruppen ABa	270,666	8,436,061
Industrivarden AB Class C	550,294	11,653,544
Indutrade AB	330,151	7,831,787
Intrum Justitia ABa	281,891	7,518,813
Investor AB Class B	1,474,357	64,603,244
Inwido AB	263,265	2,300,520
JM AB	256,750	5,106,808
Kindred Group PLC	782,400	10,152,497
Kinnevik AB Class B	793,813	28,790,816
Klovern AB Class B	2,165,694	2,717,335
Kungsleden AB	790,687	5,634,199
L E Lundbergforetagen AB Class B	138,654	9,436,021
Lindab International AB	304,742	2,359,720
Loomis AB Class B	264,070	9,671,190
Lundin Petroleum ABb	672,915	18,641,200
Mekonomen AB	101,550	1,558,734
Millicom International Cellular SA SDR	223,220	14,910,269
Modern Times Group MTG AB Class B	199,872	7,891,549
Mycronic ABa	287,997	3,326,970
NCC AB Class B	309,525	5,722,832
NetEnt AB	680,365	3,914,258
Nibe Industrier AB Class B	1,349,514	13,830,087
Nobia AB	410,067	3,240,950
Nolato AB Class B	76,193	5,751,731
Nordea Bank AB	9,939,368	101,610,513
Oriflame Holding AG	142,613	6,798,707
Pandox AB	274,301	4,643,320
Peab AB	699,197	6,229,835
Ratos AB Class B	715,007	2,844,326
Rezidor Hotel Group ABb	422,043	1,216,457
Saab AB Class B	238,561	9,809,297
Sandvik AB	3,734,564	64,072,355
Scandic Hotels Group ABd	314,186	3,101,253
Securitas AB Class B	1,049,848	17,051,174
Skandinaviska Enskilda Banken AB Class A	4,964,904	46,849,432
Skanska AB Class B	1,101,335	21,578,255
SKF AB Class B	1,290,883	26,288,656
SSAB AB Class A	820,370	4,668,124
SSAB AB Class B	1,740,647	7,929,769
Starbreeze ABa,b	1,245,727	1,567,311
Svenska Cellulosa AB SCA Class B	2,077,047	23,120,006
Svenska Handelsbanken AB Class A	5,018,601	56,253,334
Sweco AB Class B	286,075	5,850,419
Swedbank AB Class A	2,955,953	64,558,987
Swedish Match AB	619,423	27,914,064
Swedish Orphan Biovitrum ABb	619,531	13,381,955
Tele2 AB Class B	1,212,777	15,813,402
Telefonaktiebolaget LM Ericsson Class B	10,210,273	78,477,679
Telia Co. AB	9,132,447	45,103,404
Thule Group ABd	402,404	9,352,453
Trelleborg AB Class B	809,323	19,004,233
Vitrolife AB	50,620	3,722,825
Volvo AB Class B	5,178,240	88,367,083
Wallenstam AB Class B	707,220	6,361,987
Wihlborgs Fastigheter AB	278,264	6,479,990

		1,688,736,792

Security	Shares	Value
SWITZERLAND — 7.06%
ABB Ltd. Registered	5,991,981	$140,674,450
Adecco Group AG Registered	534,325	35,592,879
Allreal Holding AG Registered	42,892	7,067,063
ams AG	217,157	18,071,920
Arbonia AG Registered[a,b]	230,734	4,125,661
Aryzta AGa,b	312,827	6,642,715
Ascom Holding AG Registered	203,351	4,096,190
Autoneum Holding AG	14,491	3,814,885
Baloise Holding AG Registered	160,049	25,497,249
Banque Cantonale Vaudoise Registered	10,005	8,004,809
Barry Callebaut AG Registered	7,244	13,077,107
Basilea Pharmaceutica AG Registered[a,b]	64,301	4,508,020
BKW AG	71,114	4,648,021
Bobst Group SA Registered	32,819	3,524,255
Bossard Holding AG Class A	28,195	5,804,769
Bucher Industries AG Registered	24,319	8,986,655
Burckhardt Compression Holding AGa	13,408	4,374,971
Cembra Money Bank AG	110,682	9,431,283
Chocoladefabriken Lindt & Spruengli AG Participation Certificates NVS	3,571	23,015,436
Chocoladefabriken Lindt & Spruengli AG Registered	324	24,678,856
Cie. Financiere Richemont SA Registered	1,722,441	164,535,833
Clariant AG Registered	759,684	17,658,682
Conzzeta AG Registered	5,677	7,260,412
COSMO Pharmaceuticals NVa	35,598	5,217,971
Credit Suisse Group AG Registered	8,000,626	135,741,503
Daetwyler Holding AG Bearer	28,622	5,493,666
dormakaba Holding AG Class B	11,212	8,721,325
Dufry AG Registered[a,b]	119,324	16,978,266
EFG International AG	382,415	3,129,166
Emmi AG Registered	7,127	5,781,373
EMS-Chemie Holding AG Registered	27,858	17,307,475
Flughafen Zurich AG Registered	63,164	13,272,161
Forbo Holding AG Registered	3,875	5,449,035
Galenica AGb,d	187,135	10,113,873
GAM Holding AG	552,304	8,882,392
Geberit AG Registered	120,713	51,777,694
Georg Fischer AG Registered	13,906	17,391,280
Givaudan SA Registered	30,232	67,769,278
Helvetia Holding AG Registered	21,205	12,649,311
Huber & Suhner AG Registered	70,167	4,033,238
Idorsia Ltd.[b]	388,479	9,018,333
Implenia AG Registered	71,816	5,517,332
Inficon Holding AG Registered	9,380	5,647,520
Intershop Holdings AG	6,294	3,147,318
Julius Baer Group Ltd.	729,399	43,650,466
Komax Holding AG Registered	18,557	5,128,998
Kudelski SAa	221,500	2,051,879
Kuehne + Nagel International AG Registered	169,486	26,538,367
LafargeHolcim Ltd. Registered	1,494,698	83,590,748
Landis+Gyr Group AGb	98,286	7,436,732
Leonteq AGa,b	36,555	2,042,117
Logitech International SA Registered	537,523	20,026,112

37

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

April 30, 2018

Security	Shares	Value
Lonza Group AG Registered	251,918	$62,146,051
Meyer Burger Technology AGa,b	2,647,418	3,332,339
Mobilezone Holding AG Registered	305,393	3,628,065
Mobimo Holding AG Registered[b]	27,110	7,024,664
Nestle SA Registered	10,254,604	797,453,698
Novartis AG Registered	7,308,770	566,302,312
OC Oerlikon Corp. AG Registered	732,653	11,938,269
Panalpina Welttransport Holding AG Registered[a]	36,676	4,660,916
Pargesa Holding SA Bearer	123,391	11,611,144
Partners Group Holding AG	57,524	42,217,584
PSP Swiss Property AG Registered	130,138	12,206,600
Rieter Holding AG Registered	18,849	3,667,358
Roche Holding AG NVS	2,316,187	516,749,064
Schindler Holding AG Participation Certificates NVS	123,819	25,716,927
Schindler Holding AG Registered	73,059	14,694,461
Schmolz + Bickenbach AG Registered[b]	2,077,232	1,678,741
Schweiter Technologies AG Bearer	4,429	5,064,782
SFS Group AG	67,199	7,596,291
SGS SA Registered	17,175	41,935,524
Siegfried Holding AG Registered	18,836	6,574,238
Sika AG Bearer	7,057	51,542,691
Sonova Holding AG Registered	169,633	28,137,932
St Galler Kantonalbank AG Registered	9,326	5,012,054
Straumann Holding AG Registered	35,437	24,253,528
Sulzer AG Registered[a]	48,761	5,659,803
Sunrise Communications Group AGd	124,956	9,858,636
Swatch Group AG (The) Bearer	99,887	48,283,594
Swatch Group AG (The) Registered	192,513	17,240,406
Swiss Life Holding AG Registered	104,345	36,735,259
Swiss Prime Site AG Registered	214,399	20,153,376
Swiss Re AG	1,032,603	98,743,509
Swisscom AG Registered	81,169	39,112,651
Swissquote Group Holding SA Registered	66,276	3,756,019
Tecan Group AG Registered	44,744	9,898,915
Temenos Group AG Registered	221,788	28,073,580
u-blox Holding AG	24,321	4,461,757
UBS Group AG Registered	12,002,985	203,343,831
Valiant Holding AG Registered	67,376	8,113,162
Valora Holding AG Registered	14,566	4,885,253
VAT Group AGd	91,956	13,692,610
Vifor Pharma AG	162,891	25,875,957
Vontobel Holding AG Registered	101,473	6,724,547
VZ Holding AG	10,384	2,931,941
Ypsomed Holding AG Registered[a]	16,019	2,445,167
Zehnder Group AG Registered	59,814	2,522,714
Zurich Insurance Group AG	492,443	157,995,653

		4,154,250,623
UNITED KINGDOM — 17.67%
3i Group PLC	3,169,008	41,099,262
888 Holdings PLC	1,356,618	5,116,056
AA PLC	2,218,567	4,157,338
Abcam PLC	672,144	11,303,742
Acacia Mining PLC[a]	624,477	1,238,577
Admiral Group PLC	689,481	18,926,654
Advanced Medical Solutions Group PLC	1,264,716	5,495,872
Aggreko PLC	847,070	8,544,996
Allied Minds PLC[a,b]	517,654	849,885
Amerisur Resources PLC[a,b]	5,477,488	1,311,220

Security	Shares	Value
Anglo American PLC[a]	4,364,819	$102,767,118
Antofagasta PLC	1,269,377	17,001,209
AO World PLC[a,b]	1,191,718	2,560,603
Ascential PLC	1,522,116	8,834,592
Ashmore Group PLC	1,315,670	7,462,383
Ashtead Group PLC	1,647,900	46,143,706
ASOS PLC[b]	178,784	14,395,664
Associated British Foods PLC	1,157,827	43,121,573
Assura PLC	8,444,530	6,932,119
AstraZeneca PLC	4,159,151	292,330,745
Auto Trader Group PLC[d]	3,222,957	15,670,161
AVEVA Group PLC	242,905	7,206,533
Aviva PLC	13,058,757	95,148,457
B&M European Value Retail SA	2,726,740	15,221,749
Babcock International Group PLC	854,043	8,655,333
BAE Systems PLC	10,404,671	87,561,622
Balfour Beatty PLC	2,416,480	9,791,971
Barclays PLC	56,100,266	160,141,428
Barratt Developments PLC	3,389,617	26,051,280
BBA Aviation PLC	3,414,695	15,040,927
Beazley PLC	1,919,168	15,635,507
Bellway PLC	408,684	18,665,791
Berkeley Group Holdings PLC	421,887	23,661,820
BGEO Group PLC	141,155	6,765,809
BHP Billiton PLC	6,850,859	145,692,288
Big Yellow Group PLC	559,104	7,096,303
Bodycote PLC	668,448	8,286,180
boohoo.com PLC[b]	2,548,075	6,433,079
Bovis Homes Group PLC	500,781	8,521,869
BP PLC	64,871,876	480,709,794
Brewin Dolphin Holdings PLC	1,356,874	6,746,693
British American Tobacco PLC	7,562,973	416,570,193
British Land Co. PLC (The)	3,042,522	28,177,708
Britvic PLC	867,870	8,588,665
BT Group PLC	27,768,261	95,406,163
BTG PLC[b]	1,297,694	12,225,669
Bunzl PLC	1,094,414	31,821,021
Burberry Group PLC	1,417,034	35,590,187
Burford Capital Ltd.	673,254	13,353,210
Cairn Energy PLC[b]	2,564,364	8,003,571
Capita PLC	2,326,270	6,137,429
Capital & Counties Properties PLC	2,623,192	10,416,431
Card Factory PLC	1,242,803	3,943,928
Carnival PLC	599,081	38,988,057
Centamin PLC	3,672,093	7,928,033
Centrica PLC	18,282,089	38,728,118
Chemring Group PLC	1,335,141	3,843,418
Cineworld Group PLC	3,440,302	12,339,052
Clinigen Healthcare Ltd. NVS[b]	403,484	4,876,606
Close Brothers Group PLC	504,660	10,676,634
Cobham PLC[b]	7,998,724	12,680,614
Coca-Cola European Partners PLC NVS	714,763	28,018,710
Coca-Cola HBC AGb	602,015	20,265,287
Compass Group PLC	5,164,077	110,958,747
ConvaTec Group PLC[d]	4,489,132	13,429,704
Countryside Properties PLC[d]	1,369,350	6,774,777
Crest Nicholson Holdings PLC	990,248	6,642,280

38

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

April 30, 2018

Security	Shares	Value
Croda International PLC	427,022	$26,237,757
CVS Group PLC	247,042	3,354,996
CYBG PLC[a]	3,051,846	12,702,854
Daily Mail & General Trust PLC Class A NVS	979,746	9,095,313
Dairy Crest Group PLC[a]	677,737	5,064,134
Dart Group PLC	449,123	5,304,490
DCC PLC	290,445	28,003,105
De La Rue PLC	465,077	3,395,041
Debenhams PLC[a]	5,886,612	1,871,309
Dechra Pharmaceuticals PLC	346,944	13,103,010
Derwent London PLC	342,599	15,052,929
DFS Furniture PLC	978,567	3,066,311
Diageo PLC	8,157,133	290,879,980
Dialight PLC[a,b]	131,875	933,619
Diploma PLC	461,519	7,666,217
Direct Line Insurance Group PLC	4,562,311	23,520,630
Dixons Carphone PLC	3,308,261	9,249,964
Domino’s Pizza Group PLC	1,750,733	8,760,513
Drax Group PLC	1,429,393	6,221,326
DS Smith PLC	3,560,890	25,621,583
Dunelm Group PLC	421,382	3,273,402
easyJet PLC	527,158	11,544,687
EI Group PLC[b]	2,175,085	3,858,658
Electrocomponents PLC	1,473,723	12,361,677
Elementis PLC	1,657,644	6,475,029
EnQuest PLC[a,b]	5,561,819	2,750,145
Entertainment One Ltd.	1,387,306	5,231,786
Equiniti Group PLC[d]	1,273,691	4,833,146
Essentra PLC	929,700	5,647,102
esure Group PLC	1,346,966	4,185,429
Evraz PLC	1,214,425	7,664,256
Experian PLC	3,055,524	70,156,116
Faroe Petroleum PLC[b]	2,300,522	4,207,932
Fenner PLC	848,686	7,107,140
Ferguson PLC	806,825	62,009,436
Ferrexpo PLC	986,712	3,195,121
Fevertree Drinks PLC	329,161	12,857,568
FirstGroup PLC[b]	4,164,944	6,476,604
Fresnillo PLC	727,758	12,780,311
G4S PLC	5,087,266	18,140,980
Galliford Try PLC	433,465	5,480,762
Genus PLC	249,832	8,705,883
GlaxoSmithKline PLC	16,144,344	324,962,871
Glencore PLC	40,026,944	193,344,774
Go-Ahead Group PLC	186,000	4,972,591
Gocompare.Com Group PLC	2,101,163	3,241,321
Grafton Group PLC	732,149	7,583,358
Grainger PLC	1,643,295	7,093,470
Great Portland Estates PLC	939,069	9,020,356
Greencore Group PLC[a]	2,441,078	5,337,521
Greene King PLC	1,100,641	8,292,343
Greggs PLC	408,293	6,855,196
GVC Holdings PLC	1,855,117	22,804,669
Halfords Group PLC	806,815	4,209,477
Halma PLC	1,251,201	21,076,465
Hammerson PLC	2,591,194	19,593,703
Hansteen Holdings PLC	1,656,857	3,030,591
Hargreaves Lansdown PLC	852,764	21,018,649
Hastings Group Holdings PLC[d]	820,318	3,118,427
Hays PLC	4,739,015	11,703,415

Security	Shares	Value
Helical PLC	485,186	$2,506,016
Hikma Pharmaceuticals PLC[a]	539,609	9,572,807
Hill & Smith Holdings PLC	298,666	5,458,847
Hiscox Ltd.	994,598	20,397,950
Hochschild Mining PLC	948,801	2,743,038
HomeServe PLC	1,028,882	10,486,765
Howden Joinery Group PLC	2,014,135	13,224,461
HSBC Holdings PLC	65,927,381	658,699,922
Hunting PLC[b]	652,875	7,202,890
Ibstock PLC[d]	1,454,867	5,959,482
IG Group Holdings PLC	1,225,096	14,005,301
IMI PLC	863,416	12,986,346
Imperial Brands PLC	3,109,448	111,545,460
Inchcape PLC	1,369,244	13,701,266
Indivior PLC[b]	2,476,178	15,453,262
Informa PLC	2,670,467	27,181,655
Inmarsat PLC	1,531,583	7,933,925
InterContinental Hotels Group PLC	587,535	37,136,078
Intermediate Capital Group PLC	986,464	14,755,547
International Personal Finance PLC	1,031,556	3,455,418
Intertek Group PLC	517,564	34,937,595
Intu Properties PLC[a]	2,808,732	7,555,388
Investec PLC	2,206,324	17,546,492
IQE PLC[a,b]	2,546,939	3,690,443
ITE Group PLC	1,358,418	2,843,945
ITV PLC	11,718,072	24,476,134
IWG PLC	2,306,009	7,870,576
J D Wetherspoon PLC	365,328	5,857,067
J Sainsbury PLC	5,306,024	22,582,495
JD Sports Fashion PLC	1,525,834	8,217,284
John Laing Group PLC[d]	1,976,468	7,693,185
John Menzies PLC	374,012	3,276,324
John Wood Group PLC	2,208,468	17,295,862
Johnson Matthey PLC	634,065	28,767,466
Jupiter Fund Management PLC	1,443,475	9,056,114
Just Eat PLC[b]	1,819,484	19,391,938
Just Group PLC	2,625,958	5,107,010
KAZ Minerals PLC[b]	880,913	11,167,446
KCOM Group PLC	2,902,644	3,997,956
Keller Group PLC	318,058	4,547,240
Keywords Studios PLC	201,191	5,037,867
Kier Group PLC	387,276	5,734,206
Kingfisher PLC	7,165,573	29,983,542
Ladbrokes Coral Group PLC[b,c]	4,980,657	1,468,063
Laird PLC	1,933,942	5,244,854
Lancashire Holdings Ltd.	746,510	6,128,104
Land Securities Group PLC	2,347,290	31,955,361
Legal & General Group PLC	19,185,588	71,348,215
Lloyds Banking Group PLC	236,657,303	210,765,658
London Stock Exchange Group PLC	1,053,679	62,405,234
LondonMetric Property PLC	2,731,386	7,159,227
Lookers PLC	1,336,591	1,863,045
Majestic Wine PLC[a]	377,310	2,169,697
Man Group PLC	5,382,349	13,433,039
Marks & Spencer Group PLC	5,199,416	20,603,389
Marshalls PLC	754,110	4,451,753
Marston’s PLC	2,872,392	4,268,835

39

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

April 30, 2018

Security	Shares	Value
McCarthy & Stone PLC[d]	1,846,776	$3,444,111
Mediclinic International PLC[a]	1,180,793	10,912,909
Meggitt PLC	2,687,172	17,484,354
Melrose Industries PLC	16,002,497	50,253,561
Merlin Entertainments PLC[d]	2,311,183	11,708,204
Metro Bank PLC[a,b]	259,222	11,789,440
Micro Focus International PLC	1,444,016	24,921,106
Mitchells & Butlers PLC	845,693	3,284,778
Mitie Group PLC	1,429,320	3,610,547
Mondi PLC	1,238,145	34,550,568
Moneysupermarket.com Group PLC	1,849,582	7,634,921
Morgan Advanced Materials PLC	1,325,783	6,263,409
N Brown Group PLC	654,413	1,844,174
National Express Group PLC	1,526,431	8,245,728
National Grid PLC	11,113,631	129,010,405
NewRiver REIT PLC	1,097,597	4,384,147
NEX Group PLC	1,109,374	15,096,601
Next PLC	486,607	35,227,185
NMC Health PLC	298,532	14,671,009
Northgate PLC	629,215	3,217,002
Ocado Group PLC[a,b]	1,846,440	13,692,555
Old Mutual PLC	16,312,816	56,530,628
OneSavings Bank PLC	726,652	3,973,390
Ophir Energy PLC[b]	3,420,261	2,831,248
Oxford Instruments PLC	238,783	2,979,723
P2P Global Investments PLC/Fund	347,226	3,816,448
Pagegroup PLC	1,163,000	8,609,985
Paragon Banking Group PLC	1,065,787	7,677,438
Pearson PLC	2,661,526	30,565,876
Pennon Group PLC	1,403,905	13,384,851
Persimmon PLC	1,021,278	38,190,738
Petra Diamonds Ltd.[a,b]	2,275,950	2,145,756
Petrofac Ltd.	847,026	7,041,906
Pets at Home Group PLC[a]	1,637,155	3,450,051
Phoenix Group Holdings	1,236,835	13,406,973
Playtech PLC	1,094,153	12,215,996
Plus500 Ltd.	352,370	6,838,395
Polypipe Group PLC	898,432	4,741,928
Premier Foods PLC[b]	3,527,670	1,819,634
Primary Health Properties PLC[a]	2,937,075	4,563,188
Provident Financial PLC	549,853	5,036,310
Prudential PLC	8,452,135	218,220,782
Purplebricks Group PLC[a,b]	798,730	3,806,452
PZ Cussons PLC	1,010,891	3,427,967
QinetiQ Group PLC	2,254,518	7,157,624
Randgold Resources Ltd.	300,276	24,269,172
Rathbone Brothers PLC	204,339	6,625,245
RDI REIT PLC	6,368,180	3,254,119
Reckitt Benckiser Group PLC	2,197,535	172,586,671
Redde PLC	1,273,299	3,034,036
Redrow PLC	813,652	7,032,288
RELX PLC	3,493,100	74,790,422
Renewi PLC	3,400,612	3,353,624
Renishaw PLC	140,203	9,107,000
Rentokil Initial PLC	6,171,048	26,094,053
Restaurant Group PLC (The)	746,640	3,120,118
Rightmove PLC	313,797	19,730,305
Rio Tinto PLC	4,015,451	218,240,651
Rolls-Royce Holdings PLC	5,486,624	63,478,802
Rolls-Royce Holdings PLC New[b,c]	389,550,304	536,547

Security	Shares	Value
Rotork PLC	2,881,548	$13,057,679
Royal Bank of Scotland Group PLC[b]	11,806,058	43,937,414
Royal Dutch Shell PLC Class A	14,994,918	522,733,674
Royal Dutch Shell PLC Class B	12,349,558	442,506,324
Royal Mail PLC	2,960,002	23,695,280
RPC Group PLC	1,368,779	14,908,853
RPS Group PLC	996,599	3,548,340
RSA Insurance Group PLC	3,288,144	29,773,149
Safestore Holdings PLC	912,075	6,884,230
Saga PLC	3,860,525	7,226,201
Sage Group PLC (The)	3,610,072	31,584,252
Savills PLC	515,218	6,972,168
Schroders PLC	419,229	19,060,798
Segro PLC	3,080,689	27,419,470
Senior PLC	1,680,255	6,836,439
Serco Group PLC[b]	4,018,391	5,327,177
Severn Trent PLC	750,203	20,045,863
Shaftesbury PLC	807,591	11,245,710
Shire PLC	2,995,764	159,519,465
SIG PLC	2,150,006	4,231,712
Sirius Minerals PLC[a,b]	14,722,098	6,286,018
Sky PLC	3,410,596	64,732,702
Smith & Nephew PLC	2,831,762	54,448,561
Smiths Group PLC	1,236,219	27,200,727
Soco International PLC	846,667	1,222,132
Sophos Group PLC[d]	1,071,398	7,363,692
Sound Energy PLC[a,b]	2,817,894	1,612,261
Spectris PLC	391,631	14,510,206
Spirax-Sarco Engineering PLC	239,210	18,994,282
Spire Healthcare Group PLC[d]	1,073,403	3,370,869
Sports Direct International PLC[b]	842,663	4,675,065
SSE PLC	3,260,051	62,010,083
SSP Group PLC	1,647,938	14,803,551
St. James’s Place PLC	1,700,669	26,621,558
St. Modwen Properties PLC	874,443	4,940,506
Stagecoach Group PLC	1,686,958	3,624,709
Standard Chartered PLC	10,870,201	114,835,767
Standard Life Aberdeen PLC	8,620,439	43,373,383
Stobart Group Ltd.	1,356,125	4,557,575
Stock Spirits Group PLC	999,098	3,433,388
Superdry PLC	197,182	4,087,408
Synthomer PLC	997,293	6,799,425
TalkTalk Telecom Group PLC[a]	2,297,436	4,075,712
Tate & Lyle PLC	1,535,443	12,151,882
Taylor Wimpey PLC	10,783,357	28,479,581
Ted Baker PLC	128,135	4,701,606
Telecom Plus PLC	292,249	4,355,365
Tesco PLC	32,093,404	104,276,864
Thomas Cook Group PLC	5,148,786	8,765,315
TP ICAP PLC	1,893,996	12,292,171
Travis Perkins PLC	811,813	14,189,329
Tritax Big Box REIT PLC	4,734,209	9,767,951
TUI AG	1,417,140	32,118,472
Tullow Oil PLC[a,b]	4,509,818	14,143,806
UBM PLC	1,291,295	17,216,508
UDG Healthcare PLC	866,024	10,914,284
Ultra Electronics Holdings PLC[a]	259,103	5,024,806

40

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

April 30, 2018

Security	Shares	Value
Unilever PLC	4,054,593	$227,711,767
UNITE Group PLC (The)	827,055	9,494,765
United Utilities Group PLC	2,176,190	22,276,489
Vectura Group PLC[b]	2,858,978	3,197,504
Vedanta Resources PLC	321,858	3,228,191
Vesuvius PLC	773,239	6,267,646
Victoria PLC[b]	339,894	3,829,491
Victrex PLC	286,689	10,353,518
Virgin Money Holdings UK PLC	1,198,826	4,601,902
Vodafone Group PLC	87,473,242	254,938,322
Weir Group PLC (The)	800,601	23,553,834
WH Smith PLC	355,755	9,559,882
Whitbread PLC	594,183	35,035,610
William Hill PLC	2,797,936	11,283,740
Wm Morrison Supermarkets PLC	7,179,284	24,038,664
Workspace Group PLC	443,463	6,773,813
WPP PLC	4,168,506	71,625,097
ZPG PLC[d]	1,156,130	5,716,699

		10,393,205,759

TOTAL COMMON STOCKS
(Cost: $53,270,262,665)		57,992,032,674

PREFERRED STOCKS — 0.59%

GERMANY — 0.54%
Bayerische Motoren Werke AG NVS, Preference Shares	167,909	16,269,977
Biotest AG NVS, Preference Shares	125,176	3,992,672
Draegerwerk AG & Co. KGaA NVS, Preference Shares	32,972	2,438,009
Fuchs Petrolub SE NVS, Preference Shares	270,402	14,551,196
Henkel AG & Co. KGaA NVS, Preference Shares	577,040	73,482,702
Jungheinrich AG NVS, Preference Shares	163,644	6,927,918
Porsche Automobil Holding SE NVS, Preference Shares	517,999	44,309,900
Sartorius AG NVS, Preference Shares[a]	119,814	18,500,225
Schaeffler AG NVS, Preference Shares	540,234	8,397,119
Sixt SE NVS, Preference Shares	42,525	3,488,612
STO SE & Co. KGaA NVS, Preference Shares	5,984	798,177
Volkswagen AG NVS, Preference Shares	608,333	126,300,255

		319,456,762
ITALY — 0.05%
Intesa Sanpaolo SpA NVS, Preference Shares	3,011,796	11,957,261
Telecom Italia SpA/Milano NVS, Preference Shares	18,778,467	16,176,638

		28,133,899

TOTAL PREFERRED STOCKS
(Cost: $304,499,726)		347,590,661

Security	Shares	Value
WARRANTS — 0.00%

SPAIN — 0.00%
Abengoa SA (Expires 03/31/25)[a,b]	1,476,448	$17,838

		17,838

TOTAL WARRANTS
(Cost: $0)		17,838

SHORT-TERM INVESTMENTS — 1.78%

MONEY MARKET FUNDS — 1.78%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.93%[f,g,h]	946,051,084	946,145,689
BlackRock Cash Funds: Treasury, SL Agency Shares
1.61%[f,g]	103,606,543	103,606,543

		1,049,752,232

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,049,713,192)		1,049,752,232

TOTAL INVESTMENTS IN SECURITIES — 100.95%
(Cost: $54,624,475,583)		59,389,393,405
Other Assets, Less Liabilities — (0.95)%		(560,841,513)

NET ASSETS — 100.00%		$58,828,551,892

ADR — American Depositary Receipts

NVS — Non-Voting Shares

SDR — Swedish Depositary Receipts

[a]	All or a portion of this security is on loan.
[b]	Non-income producing security.
[c]	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
[d]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
[e]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[f]	Affiliate of the Fund.
[g]	Annualized 7-day yield as of period end.
[h]	All or a portion of this security was purchased with cash collateral received from loaned securities.

41

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

April 30, 2018

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended April 30, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated issuer	Shares held at 07/31/17	Shares purchased		Shares sold	Shares held at 04/30/18	Value at 04/30/18	Income		Net realized gain (loss)	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	467,882,832	478,168,252	[a]	—	946,051,084	$946,145,689	$12,040,267	[b]	$(98,250)	$(16,809)
BlackRock Cash Funds: Treasury, SL Agency Shares	17,930,067	85,676,476	[a]	—	103,606,543	103,606,543	844,159		—	—

						$1,049,752,232	$12,884,426		$(98,250)	$(16,809)

[a]	Net of purchases and sales.
[b]	Includes the Fund’s portion of securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities.

Futures Contracts

Futures contracts outstanding as of April 30, 2018 were as follows:

Description	Number of contracts	Expiration date	Notional amount (000)	Value / unrealized appreciation (depreciation)
Long Contracts
MSCI EAFE E-Mini	4,711	Jun 2018	$477,342	$4,101,395

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common stocks	$57,985,448,395	$3,283,883	$3,300,396	$57,992,032,674
Preferred stocks	347,590,661	—	—	347,590,661
Warrants	—	17,838	—	17,838
Money market funds	1,049,752,232	—	—	1,049,752,232

Total	$59,382,791,288	$3,301,721	$3,300,396	$59,389,393,405

Derivative financial instruments[a]
Assets
Futures contracts	$4,101,395	$—	$—	$4,101,395

Total	$4,101,395	$—	$—	$4,101,395

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

42

Schedule of Investments (Unaudited)

iSHARES® CORE MSCI EUROPE ETF

April 30, 2018

Security	Shares	Value
COMMON STOCKS — 98.06%

AUSTRIA — 0.57%
ANDRITZ AG	20,788	$1,119,170
BUWOG AG	10,866	381,246
CA Immobilien Anlagen AG	26,997	937,434
Erste Group Bank AG	78,137	3,832,846
IMMOFINANZ AG	258,713	679,542
Lenzing AG	4,592	537,329
Oesterreichische Post AG	8,011	385,800
OMV AG	41,549	2,585,273
Raiffeisen Bank International AGa	42,884	1,450,748
Schoeller-Bleckmann Oilfield Equipment AGa	3,843	477,776
Telekom Austria AG	59,114	564,230
UNIQA Insurance Group AG	44,449	533,273
Voestalpine AG	29,537	1,559,861
Wienerberger AG	34,223	864,177
Zumtobel Group AG	18,017	163,261

		16,071,966
BELGIUM — 1.87%
Ablynx NVa	26,298	1,422,805
Ackermans & van Haaren NV	7,021	1,270,718
Ageas	49,320	2,648,704
AGFA-Gevaert NVa	75,106	268,962
Anheuser-Busch InBev SA/NV	191,634	19,152,333
Befimmo SA	5,246	340,996
Bekaert SA	12,383	521,844
bpost SA	25,487	559,516
Cofinimmo SA	6,284	835,156
Colruyt SA	15,966	900,462
Econocom Group SA/NV	59,351	383,637
Elia System Operator SA/NV	10,333	654,179
Euronav NVb	57,071	463,020
EVS Broadcast Equipment SA	9,628	316,987
Fagron[a]	16,794	290,154
Galapagos NVa,b	11,759	1,062,984
Groupe Bruxelles Lambert SA	18,104	2,077,083
Intervest Offices & Warehouses NV	11,913	342,560
Ion Beam Applications[b]	8,686	178,300
KBC Ancora	12,077	733,219
KBC Group NV	62,874	5,499,817
Melexis NV	5,040	481,361
Nyrstar NVa,b	40,012	277,486
Ontex Group NV	23,870	613,709
Orange Belgium SA	15,948	331,801
Proximus SADP	38,438	1,180,989
Sofina SA	4,118	720,433
Solvay SA	19,025	2,657,181
Telenet Group Holding NVa	14,697	862,275
UCB SA	32,529	2,466,563
Umicore SA	52,082	2,910,931
Warehouses De Pauw CVA	4,489	553,208

		52,979,373

Security	Shares	Value
DENMARK — 2.69%
Ambu A/S Series B	47,085	$1,096,447
AP Moller — Maersk A/S Class A	1,146	1,758,960
AP Moller — Maersk A/S Class B NVS	1,539	2,484,701
Bavarian Nordic A/Sa,b	10,260	281,929
Carlsberg A/S Class B	25,926	2,906,803
Chr Hansen Holding A/S	25,733	2,341,848
Coloplast A/S Class B	30,633	2,602,984
Danske Bank A/S	185,807	6,490,206
Dfds A/S	9,799	612,731
DSV A/S	48,079	3,822,681
FLSmidth & Co. A/S	11,034	684,229
Genmab A/Sa	14,628	2,969,887
GN Store Nord A/S	39,545	1,394,125
H Lundbeck A/S	19,155	1,115,135
ISS A/S	41,957	1,469,633
Jyske Bank A/S Registered	17,121	1,029,762
Nilfisk Holding A/Sa	8,943	439,417
NKT A/Sa	11,284	337,240
Novo Nordisk A/S Class B	471,190	22,296,262
Novozymes A/S Class B	58,735	2,776,427
Orsted A/Sc	47,657	3,146,143
Pandora A/S	27,425	3,057,080
Per Aarsleff Holding A/S	11,166	419,179
Rockwool International A/S Class B	2,361	713,662
Royal Unibrew A/S	13,591	903,620
SimCorp A/S	12,105	881,770
Spar Nord Bank A/S	38,553	442,006
Sydbank A/S	26,701	990,682
Topdanmark A/S	17,999	849,944
Tryg A/S	33,182	788,299
Vestas Wind Systems A/S	54,879	3,561,508
William Demant Holding A/Sa	35,362	1,383,136

		76,048,436
FINLAND — 1.74%
Amer Sports OYJ	33,625	1,031,893
Cargotec OYJ Class B	12,764	652,636
Caverion OYJ[a,b]	33,708	282,435
Citycon OYJ	136,193	312,477
Elisa OYJ	35,235	1,563,204
Fortum OYJ	108,836	2,512,881
Huhtamaki OYJ	25,318	1,035,138
Kemira OYJ	36,366	488,584
Kesko OYJ Class B	17,384	1,022,862
Kone OYJ Class B	86,563	4,315,192
Konecranes OYJ	21,162	868,798
Metsa Board OYJ	61,217	688,589
Metso OYJ	28,931	1,034,301
Neste OYJ	35,811	3,024,351
Nokia OYJ	1,494,514	8,988,629
Nokian Renkaat OYJ	32,272	1,296,451
Orion OYJ Class B	28,488	866,675
Outokumpu OYJ	89,336	580,694

43

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EUROPE ETF

April 30, 2018

Security	Shares	Value
Outotec OYJ[a,b]	46,823	$428,020
Sampo OYJ Class A	111,945	6,052,521
Stora Enso OYJ Class R	139,618	2,772,360
Tieto OYJ	18,421	661,901
UPM-Kymmene OYJ	134,426	4,820,430
Uponor OYJ	20,471	358,382
Valmet OYJ	37,364	711,456
Wartsila OYJ Abp	115,119	2,454,880
YIT OYJ	44,381	299,206

		49,124,946
FRANCE — 15.77%
ABC arbitrage	52,114	431,934
Accor SA NVS	46,873	2,654,338
Aeroports de Paris NVS	8,511	1,875,616
Air France-KLM NVS[a]	53,410	525,145
Air Liquide SA	106,568	13,912,019
Airbus SE	147,572	17,366,068
ALD SAa,c	25,447	431,046
Alstom SA NVS	39,180	1,785,088
Alten SA NVS	9,702	964,716
Altran Technologies SA NVS	73,548	1,137,416
Amundi SAc	15,224	1,296,383
APERAM SA	13,786	672,412
Arkema SA NVS	17,799	2,333,264
Atos SE	24,621	3,328,698
AXA SA NVS	488,672	14,004,601
BioMerieux NVS	10,423	826,105
BNP Paribas SA	283,791	21,937,212
Boiron SA NVS	2,743	244,911
Bollore SA NVS	260,666	1,296,908
Bourbon Corp. NVS[b]	13,601	85,450
Bouygues SA NVS	53,428	2,727,308
Bureau Veritas SA NVS	66,796	1,747,217
Capgemini SE	40,174	5,533,355
Carrefour SA NVS	147,173	3,029,067
Casino Guichard Perrachon SA NVS	16,524	857,666
Cellectis SA NVS[a,b]	11,501	335,437
Cie. de Saint-Gobain NVS	126,181	6,630,891
Cie. Generale des Etablissements Michelin SCA Class B NVS	43,739	6,159,135
Cie. Plastic Omnium SA NVS	17,396	837,351
CNP Assurances NVS	44,684	1,146,688
Coface SAa	38,566	490,184
Credit Agricole SA	294,686	4,854,598
Danone SA NVS	148,366	12,026,265
Dassault Aviation SA NVS	651	1,301,720
Dassault Systemes SE NVS	32,704	4,237,764
DBV Technologies SAa,b	6,915	309,291
Edenred NVS	57,770	1,989,234
Eiffage SA NVS	18,359	2,189,297
Electricite de France SA NVS	139,870	1,968,743
Elior Group SAc	32,477	664,311
Elis SA NVS	54,287	1,299,984
Engie SA NVS	461,403	8,111,142
Eramet NVS[a]	2,814	489,922
Essilor International Cie Generale d’Optique SA NVS	52,037	7,107,574
Eurazeo SA NVS	12,120	1,066,038
Eurofins Scientific SE NVS	2,932	1,586,305
Euronext NVc	16,458	1,181,142

Security	Shares	Value
Eutelsat Communications SA	46,151	$1,000,327
Faurecia SA NVS	20,321	1,664,613
Fnac Darty SAa	5,933	637,974
Fonciere Des Regions	7,655	856,898
Gaztransport Et Technigaz SA	10,420	646,468
Gecina SA	12,338	2,140,611
Genfit NVS[a,b]	9,895	280,946
Getlink Registered NVS	119,022	1,681,049
Hermes International NVS	8,159	5,281,755
ICADE	8,349	830,686
Iliad SA NVS	6,818	1,367,014
Imerys SA NVS	12,497	1,141,474
Ingenico Group SA NVS	15,750	1,377,710
Innate Pharma SAa,b	19,526	149,923
Ipsen SA NVS	11,410	1,854,157
IPSOS NVS	13,101	498,601
JCDecaux SA	21,222	759,469
Kering SA NVS	19,461	11,276,723
Klepierre SA	57,335	2,349,710
Korian SA	16,629	582,643
L’Oreal SA	63,421	15,236,923
Lagardere SCA NVS	32,064	917,356
Legrand SA	66,168	5,156,397
LVMH Moet Hennessy Louis Vuitton SE NVS	70,839	24,760,502
Maisons du Monde SAc	13,342	542,915
Marie Brizard Wine & Spirits SA NVS[a,b]	17,672	170,597
Mercialys SA	19,663	376,546
Metropole Television SA	13,085	322,509
Natixis SA	257,070	2,115,751
Neopost SA	14,264	385,347
Nexans SA	9,822	519,653
Nexity SA	12,037	752,605
Orange SA NVS	497,781	9,090,443
Orpea NVS	12,635	1,623,496
Pernod Ricard SA NVS	53,394	8,873,432
Peugeot SA NVS	151,994	3,749,909
Pierre & Vacances SA NVS[a]	5,509	271,896
Publicis Groupe SA NVS	52,696	3,947,371
Rallye SA NVS	12,336	192,862
Remy Cointreau SA NVS	6,134	845,606
Renault SA NVS	49,531	5,376,324
Rexel SA	78,526	1,219,145
Rubis SCA	23,986	1,869,202
Safran SA	84,061	9,898,276
Sanofi NVS	286,565	22,778,316
Sartorius Stedim Biotech NVS	8,721	815,541
Schneider Electric SE NVS	140,987	12,823,225
SCOR SE	42,901	1,744,179
SEB SA NVS	6,105	1,172,055
SES SA	99,708	1,541,979
Societe BIC SA NVS	7,535	768,814
Societe Generale SA NVS	194,370	10,674,548
Sodexo SA NVS	23,441	2,325,187
Sopra Steria Group NVS	4,743	1,013,724
SPIE SA NVS	33,951	768,297
STMicroelectronics NV	168,282	3,684,126
Suez	102,292	1,478,126

44

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EUROPE ETF

April 30, 2018

Security	Shares	Value
Teleperformance NVS	15,229	$2,445,316
Television Francaise 1	24,009	300,229
Thales SA NVS	27,706	3,514,809
TOTAL SA NVS	605,861	38,305,604
Ubisoft Entertainment SA NVS[a]	19,777	1,893,883
Unibail-Rodamco SE	24,761	5,950,337
Valeo SA NVS	62,380	4,178,373
Vallourec SA NVS[a,b]	82,076	495,821
Veolia Environnement SA NVS	124,848	2,964,785
Vicat SA NVS	5,942	438,285
Vinci SA	128,042	12,855,591
Vivendi SA NVS	262,499	6,942,438
Wendel SA NVS	7,817	1,182,451
Worldline SA/France NVS[a,c]	14,884	751,323

		445,388,135
GERMANY — 13.65%
1&1 Drillisch AG	14,055	1,020,573
Aareal Bank AG	17,344	869,214
adidas AG	47,893	11,798,529
ADO Properties SAc	7,778	428,144
AIXTRON SEa	32,965	472,164
Allianz SE Registered	112,617	26,731,091
alstria office REIT AG	39,755	598,478
AURELIUS Equity Opportunities SE & Co KGaA[b]	7,579	575,514
Aurubis AG	10,289	921,398
Axel Springer SE	12,486	1,023,556
BASF SE	230,009	23,988,045
Bayer AG Registered	209,543	25,134,689
Bayerische Motoren Werke AG	82,047	9,166,471
Bechtle AG	11,148	946,198
Beiersdorf AG	26,682	3,027,715
Bilfinger SEb	10,532	503,900
Brenntag AG	40,171	2,306,363
CANCOM SE	4,217	497,779
Carl Zeiss Meditec AG Bearer	12,161	827,211
CECONOMY AG	51,955	583,528
Commerzbank AGa	275,655	3,566,925
CompuGroup Medical SE	9,438	493,065
Continental AG	27,526	7,356,425
Covestro AGc	40,776	3,722,504
CTS Eventim AG & Co. KGaA[b]	15,783	740,640
Daimler AG Registered[b]	242,712	19,207,513
Deutsche Bank AG Registered	526,368	7,228,292
Deutsche Boerse AG	49,497	6,676,920
Deutsche Euroshop AG	13,617	490,271
Deutsche Lufthansa AG Registered	60,149	1,756,482
Deutsche Pfandbriefbank AGc	32,569	528,862
Deutsche Post AG Registered	249,135	10,866,271
Deutsche Telekom AG Registered	825,143	14,450,605
Deutsche Wohnen SE Bearer	91,372	4,320,883
Dialog Semiconductor PLC[a]	22,050	472,474
Diebold Nixdorf AGa	4,340	345,552
DMG Mori AGb	7,727	445,782
Duerr AG	7,054	702,947
E.ON SE	550,174	6,030,339
ElringKlinger AGb	13,346	242,837
Evonik Industries AG	40,402	1,439,027
Evotec AGa,b	36,913	600,516

Security	Shares	Value
Fraport AG Frankfurt Airport Services Worldwide	12,692	$1,232,891
Freenet AG	36,111	1,148,323
Fresenius Medical Care AG & Co. KGaA	54,717	5,571,670
Fresenius SE & Co. KGaA	105,126	8,045,014
GEA Group AG	46,840	1,834,149
Gerresheimer AG	9,220	753,037
Gerry Weber International AGb	18,157	173,524
Grand City Properties SA	33,264	803,791
GRENKE AGb	9,115	1,077,596
Hannover Rueck SE	15,761	2,220,347
Hapag-Lloyd AGa,b,c	12,322	529,993
HeidelbergCement AG	37,802	3,711,335
Heidelberger Druckmaschinen AGa,b	110,658	412,856
Henkel AG & Co. KGaA	26,127	3,117,204
HOCHTIEF AG	6,064	1,110,701
HUGO BOSS AG	17,061	1,603,698
Indus Holding AG	7,277	522,249
Infineon Technologies AG	285,190	7,332,372
Innogy SEc	36,533	1,612,403
Jenoptik AG	12,972	473,317
K+S AG Registered[b]	49,270	1,453,078
KION Group AG	18,666	1,562,871
Kloeckner & Co. SE	25,645	312,941
Krones AGb	4,529	582,214
LANXESS AG	23,521	1,749,416
LEG Immobilien AG	16,293	1,880,723
Leoni AG	9,412	592,004
Linde AGa	46,854	10,418,881
MAN SE	9,459	1,091,408
Merck KGaA	33,257	3,263,508
METRO AG	55,515	805,884
MorphoSys AGa	8,198	851,814
MTU Aero Engines AG	14,203	2,453,888
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Registered	39,352	9,031,184
Nemetschek SE	6,068	731,669
Nordex SEa,b	20,360	234,182
Norma Group SE	11,010	810,774
OSRAM Licht AG	24,349	1,405,319
Pfeiffer Vacuum Technology AG	3,233	478,889
ProSiebenSat.1 Media SE	60,259	2,191,427
QIAGEN NVa	57,740	1,903,789
Rational AG	1,064	667,830
Rheinmetall AG	11,696	1,535,344
RHOEN-KLINIKUM AG	13,325	436,290
RIB Software SEb	8,884	235,925
Rocket Internet SEa,c	19,064	559,244
RTL Group SA	13,007	1,072,552
RWE AG	130,702	3,138,542
Salzgitter AG	11,499	633,108
SAP SE	248,313	27,727,072
Scout24 AGc	23,035	1,195,058
SGL Carbon SEa	24,224	326,917
Siemens AG Registered	192,027	24,509,208
Siemens Healthineers AGa,c	37,930	1,479,525
Siltronic AG	5,875	949,025
Sixt SEb	6,735	795,413
SMA Solar Technology AGb	5,765	356,274

45

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EUROPE ETF

April 30, 2018

Security	Shares	Value
Software AG	15,261	$753,390
STADA Arzneimittel AGb	6,726	681,313
Stroeer SE & Co. KGaA[b]	8,891	652,583
Suedzucker AGb	22,317	371,825
Symrise AG	32,317	2,619,945
TAG Immobilien AG	41,847	884,286
Telefonica Deutschland Holding AG	195,524	935,715
thyssenkrupp AG	110,070	2,872,508
TLG Immobilien AG	26,352	759,029
Uniper SE	58,907	1,826,970
United Internet AG Registered	33,260	2,161,134
Volkswagen AG	9,096	1,861,669
Vonovia SE	117,529	5,908,556
Vossloh AGa,b	6,018	305,380
Wacker Chemie AG	4,852	876,396
Wirecard AG	31,000	4,236,068
Zalando SEa,c	28,986	1,497,142
zooplus AGa,b	2,009	417,491

		385,436,752
IRELAND — 0.88%
AIB Group PLC	219,162	1,308,599
Bank of Ireland Group PLC	267,299	2,405,981
C&C Group PLC	121,654	458,585
Cairn Homes PLC NVS[a]	172,746	376,933
CRH PLC	214,131	7,634,619
Dalata Hotel Group PLC[a]	50,180	400,141
Glanbia PLC	52,631	890,242
Kerry Group PLC Class A	41,357	4,222,254
Kingspan Group PLC	42,849	1,941,380
Paddy Power Betfair PLC	21,490	2,127,766
Ryanair Holdings PLC ADR NVS[a]	3,399	373,788
Smurfit Kappa Group PLC	61,805	2,640,429

		24,780,717
ITALY — 4.43%
A2A SpA	471,295	949,505
Amplifon SpA	27,568	516,268
Anima Holding SpA[c]	98,491	710,411
Ascopiave SpA	83,102	341,373
Assicurazioni Generali SpA	312,905	6,328,584
Atlantia SpA	113,350	3,766,108
Autogrill SpA	42,858	548,879
Azimut Holding SpA	32,093	675,844
Banca Generali SpA	18,231	592,958
Banca Mediolanum SpA	63,992	514,919
Banca Popolare di Sondrio SCPA	184,278	872,767
Banco BPM SpA[a]	418,983	1,526,997
Beni Stabili SpA SIIQ	410,513	389,098
BPER Banca	135,501	784,509
Brembo SpA	49,141	727,308
Buzzi Unicem SpA	28,676	726,187
Cerved Information Solutions SpA	69,994	850,741
CNH Industrial NV	264,938	3,277,803
Credito Emiliano SpA	34,854	306,565
Davide Campari-Milano SpA NVS	173,273	1,302,147
De’ Longhi SpA	21,286	637,800
DiaSorin SpA	5,846	553,396

Security	Shares	Value
Enav SpA[c]	76,933	$420,508
Enel SpA	2,075,927	13,212,848
Eni SpA	640,984	12,545,870
ERG SpA	15,209	365,673
EXOR NV	29,330	2,180,761
Ferrari NV	32,480	4,004,678
Fiat Chrysler Automobiles NVa	270,713	6,073,788
FinecoBank Banca Fineco SpA	117,297	1,403,577
GEDI Gruppo Editoriale SpA[a]	196,168	99,900
Hera SpA	251,518	933,531
IMA Industria Macchine Automatiche SpA	5,410	526,830
Immobiliare Grande Distribuzione SIIQ SpA	41,876	392,766
Infrastrutture Wireless Italiane SpA[c]	83,156	670,631
Interpump Group SpA	20,168	642,801
Intesa Sanpaolo SpA	3,405,840	12,990,845
Iren SpA	250,716	763,951
Italgas SpA	145,455	943,013
Leonardo SpA	80,029	929,200
Luxottica Group SpA	43,543	2,723,022
Mediaset SpA[a]	139,226	554,261
Mediobanca Banca di Credito Finanziario SpA	158,150	1,923,187
Moncler SpA	45,145	2,042,133
Poste Italiane SpA[c]	145,068	1,420,747
Prysmian SpA	51,640	1,521,103
Recordati SpA	26,164	937,276
Saipem SpA[a]	150,021	575,304
Salini Impregilo SpA[b]	104,127	298,664
Salvatore Ferragamo SpA	16,818	498,234
Saras SpA	165,436	395,362
Snam SpA	615,921	2,965,459
Societa Cattolica di Assicurazioni SC	54,243	579,341
Tamburi Investment Partners SpA	52,069	386,266
Telecom Italia SpA/Milano[a]	2,848,211	2,815,595
Tenaris SA	114,710	2,157,886
Terna Rete Elettrica Nazionale SpA	377,111	2,267,647
Tod’s SpA[b]	4,418	341,621
UniCredit SpA	509,447	11,063,240
Unione di Banche Italiane SpA[b]	277,210	1,431,804
Unipol Gruppo SpA	138,774	746,117
UnipolSai Assicurazioni SpA	311,666	839,717
Yoox Net-A-Porter Group SpA[a]	15,911	728,384

		125,213,708
NETHERLANDS — 5.60%
Aalberts Industries NV	28,194	1,391,173
ABN AMRO Group NV CVA[c]	106,262	3,303,363
Aegon NV	457,590	3,368,023
AerCap Holdings NVa	33,902	1,767,311
Akzo Nobel NV	63,459	5,742,667
Altice NV Class Aa	141,988	1,361,762
Arcadis NV	20,388	402,499
ArcelorMittal[a]	169,812	5,764,160
ASM International NV	15,291	918,186
ASML Holding NV	97,846	18,619,252
ASR Nederland NV	37,034	1,752,193
BE Semiconductor Industries NV	12,109	839,035

46

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EUROPE ETF

April 30, 2018

Security	Shares	Value
Boskalis Westminster	25,466	$755,970
Corbion NV	19,907	637,849
Eurocommercial Properties NV	13,101	549,253
Flow Traders[c]	9,412	364,800
Fugro NV CVA[a,b]	27,094	429,646
Gemalto NV	21,115	1,272,495
Heineken Holding NV	29,194	2,969,917
Heineken NV	65,446	6,902,969
IMCD NV	15,846	977,359
ING Groep NV	979,512	16,539,838
InterXion Holding NVa	21,186	1,377,514
Koninklijke Ahold Delhaize NV	323,913	7,828,986
Koninklijke BAM Groep NVb	80,537	384,354
Koninklijke DSM NV	45,186	4,685,231
Koninklijke KPN NV	865,465	2,694,651
Koninklijke Philips NV	236,867	10,076,488
Koninklijke Vopak NV	19,755	976,200
NN Group NV	78,926	3,784,772
NSI NV	10,750	463,027
NXP Semiconductors NVa	90,192	9,461,141
OCI NVa,b	22,436	534,282
Philips Lighting NVc	28,267	862,001
PostNL NV	122,426	476,434
Randstad NV	31,357	2,022,328
RELX NV	249,150	5,302,518
SBM Offshore NV	44,642	751,335
TKH Group NV	13,776	872,154
TomTom NVa	48,327	477,969
Unilever NV CVA	409,746	23,490,352
Wereldhave NV	11,067	445,259
Wessanen	27,812	562,841
Wolters Kluwer NV	73,274	3,968,782

		158,128,339
NORWAY — 1.37%
Akastor ASA[a]	69,863	138,835
Aker BP ASA	30,837	1,016,981
Aker Solutions ASA[a]	52,345	356,368
Bakkafrost P/F	13,065	751,827
Borr Drilling Ltd.[a,b]	103,550	478,255
Borregaard ASA	45,830	487,985
DNB ASA	251,893	4,733,743
DNO ASA[a]	305,288	570,097
Entra ASA[c]	27,523	379,291
Gjensidige Forsikring ASA	58,021	921,256
Hexagon Composites ASA	92,289	241,923
Kongsberg Automotive ASA[a]	355,704	417,373
Leroy Seafood Group ASA	97,823	720,201
Marine Harvest ASA	118,750	2,588,869
Norsk Hydro ASA	354,567	2,215,629
Norwegian Air Shuttle ASA[a,b]	9,815	371,228
Norwegian Finans Holding ASA[a]	46,049	562,169
Norwegian Property ASA	244,816	307,430
Orkla ASA	217,254	2,016,035
REC Silicon ASA[a,b]	1,497,852	255,965
Salmar ASA	17,866	836,308
Schibsted ASA Class B	26,234	707,337
Selvaag Bolig ASA	71,631	365,259
Statoil ASA	300,073	7,697,445

Security	Shares	Value
Storebrand ASA	131,156	$1,124,742
Subsea 7 SA	70,780	995,732
Telenor ASA	191,963	4,260,466
TGS NOPEC Geophysical Co. ASA	31,241	991,307
XXL ASA[c]	41,056	357,717
Yara International ASA	46,957	1,987,046

		38,854,819
PORTUGAL — 0.31%
Banco Comercial Portugues SA Class Ra	2,722,442	914,741
CTT-Correios de Portugal SA	65,200	240,893
EDP - Energias de Portugal SA	599,791	2,229,076
Galp Energia SGPS SA	126,662	2,435,519
Jeronimo Martins SGPS SA	67,981	1,194,237
Navigator Co. SA (The)	80,971	473,493
NOS SGPS SA	83,853	499,059
REN - Redes Energeticas Nacionais SGPS SA	81,831	258,243
Sonae SGPS SA	307,406	418,948

		8,664,209
SPAIN — 5.00%
Abertis Infraestructuras SA	176,577	3,895,592
Acciona SA	5,164	433,121
Acerinox SA	49,097	690,769
ACS Actividades de Construccion y Servicios SA	64,408	2,725,954
Aena SME SAc	17,051	3,524,832
Amadeus IT Group SA	112,366	8,240,664
Applus Services SA	47,654	645,422
Atresmedia Corp. de Medios de Comunicacion SA	32,298	303,594
Banco Bilbao Vizcaya Argentaria SA	1,692,900	13,765,277
Banco de Sabadell SA	1,369,046	2,690,362
Banco Santander SA	4,088,220	26,539,314
Bankia SA	335,613	1,478,813
Bankinter SA	185,803	1,948,548
CaixaBank SA	939,837	4,586,327
Cellnex Telecom SAc	45,388	1,219,592
Cia. de Distribucion Integral Logista Holdings SA	10,160	229,425
Cie. Automotive SA	19,406	727,774
Corp Financiera Alba SA	3,753	233,974
Distribuidora Internacional de Alimentacion SA	182,353	848,227
Ebro Foods SA	15,503	374,614
Enagas SA	43,941	1,281,580
Ence Energia y Celulosa SA	34,254	265,696
Endesa SA	80,143	1,875,572
Euskaltel SAc	21,005	195,412
Faes Farma SA	73,794	300,462
Ferrovial SA	132,827	2,846,139
Gas Natural SDG SA	88,257	2,229,676
Grifols SA	78,729	2,221,060
Grupo Catalana Occidente SA	12,869	568,291
Hispania Activos Inmobiliarios SOCIMI SA	37,597	799,474
Iberdrola SA	1,479,351	11,467,643
Indra Sistemas SAa	41,865	580,673
Industria de Diseno Textil SA	272,317	8,481,961
Inmobiliaria Colonial SOCIMI SA	82,346	959,087

47

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EUROPE ETF

April 30, 2018

Security	Shares	Value
International Consolidated Airlines Group SA	166,897	$1,446,197
Lar Espana Real Estate SOCIMI SA	31,860	361,836
Liberbank SAa	617,978	354,804
Mapfre SA	301,985	1,052,251
Mediaset Espana Comunicacion SA	46,198	443,964
Melia Hotels International SA	35,668	531,781
Merlin Properties SOCIMI SA	83,635	1,293,411
Miquel y Costas & Miquel SA	3,411	138,059
Neinor Homes SAa,b,c	21,767	422,360
NH Hotel Group SA	77,708	600,875
Papeles y Cartones de Europa SA	21,925	424,896
Prosegur Cia. de Seguridad SA	89,676	680,416
Red Electrica Corp. SA	112,015	2,338,614
Repsol SA	317,758	6,085,053
Sacyr SA	153,566	442,694
Saeta Yield SA	33,016	491,444
Siemens Gamesa Renewable Energy SA	63,406	1,092,800
Tecnicas Reunidas SAb	10,191	329,366
Telefonica SA	1,178,583	12,008,281
Viscofan SA	12,809	851,170
Zardoya Otis SA	53,664	549,168

		141,114,361
SWEDEN — 4.59%
AAK AB	9,412	834,302
AF AB Class B	19,776	413,253
Ahlsell ABc	97,211	582,621
Alfa Laval AB	78,038	1,943,140
Arjo AB Class Ba	59,840	176,926
Assa Abloy AB Class B	254,997	5,372,349
Atlas Copco AB Class A	170,657	6,716,582
Atlas Copco AB Class B	99,438	3,551,926
Avanza Bank Holding AB	9,588	452,697
Axfood AB	35,320	658,286
Betsson AB	47,024	336,047
BillerudKorsnas AB	48,743	719,744
Boliden AB	72,657	2,532,981
Bonava AB Class B	31,420	382,732
Castellum AB	72,820	1,182,711
Com Hem Holding AB	58,665	1,021,253
Dometic Group ABc	90,369	869,787
Electrolux AB Series B	64,597	1,708,943
Elekta AB Class B	101,991	1,160,245
Essity AB Class B	160,616	4,096,691
Evolution Gaming Group ABc	6,646	419,603
Fabege AB	84,758	982,041
Fastighets AB Balder Class Ba	28,890	748,107
Getinge AB Class B	68,145	636,477
Hemfosa Fastigheter AB	46,508	578,757
Hennes & Mauritz AB Class B	240,597	4,122,869
Hexagon AB Class B	68,253	3,965,747
Hexpol AB	80,885	841,877
Holmen AB Class B	28,330	701,850
Hufvudstaden AB Class A	35,265	520,323
Husqvarna AB Class B	118,687	1,146,280
ICA Gruppen AB	22,642	705,701
Industrivarden AB Class C	47,162	998,747
Indutrade AB	31,152	738,983
Intrum Justitia ABb	24,208	645,694

Security	Shares	Value
Investor AB Class B	114,271	$5,007,117
JM AB	27,140	539,820
Kindred Group PLC	67,786	879,598
Kinnevik AB Class B	58,700	2,128,991
Kungsleden AB	64,178	457,313
L E Lundbergforetagen AB Class B	9,285	631,886
Loomis AB Class B	23,048	844,100
Lundin Petroleum ABa	50,173	1,389,901
Millicom International Cellular SA SDR	17,415	1,163,257
Modern Times Group MTG AB Class B	16,708	659,682
NCC AB Class B	29,786	550,716
NetEnt AB	73,427	422,438
Nibe Industrier AB Class B	105,226	1,078,377
Nobia AB	42,484	335,771
Nordea Bank AB	774,377	7,916,484
Oriflame Holding AG	12,704	605,630
Peab AB	51,450	458,419
Ratos AB Class B	66,111	262,992
Saab AB Class B	20,045	824,223
Sandvik AB	292,526	5,018,746
SAS ABa,b	89,929	225,671
Securitas AB Class B	84,143	1,366,614
Skandinaviska Enskilda Banken AB Class A	388,097	3,662,130
Skanska AB Class B	88,962	1,743,016
SKF AB Class B	101,394	2,064,875
SSAB AB Class A	87,340	496,988
SSAB AB Class B	100,300	456,931
Svenska Cellulosa AB SCA Class B	161,205	1,794,404
Svenska Handelsbanken AB Class A	391,750	4,391,113
Sweco AB Class B	25,121	513,741
Swedbank AB Class A	229,312	5,008,250
Swedish Match AB	51,822	2,335,339
Swedish Orphan Biovitrum ABa	51,010	1,101,823
Tele2 AB Class B	91,118	1,188,088
Telefonaktiebolaget LM Ericsson Class B	785,652	6,038,638
Telia Co. AB	673,589	3,326,727
Thule Group ABc	33,342	774,916
Trelleborg AB Class B	70,904	1,664,942
Volvo AB Class B	398,200	6,795,315
Wallenstam AB Class B	61,989	557,639
Wihlborgs Fastigheter AB	25,090	584,276

		129,733,169
SWITZERLAND — 11.29%
ABB Ltd. Registered	468,722	11,004,242
Adecco Group AG Registered	41,805	2,784,748
Allreal Holding AG Registered	4,604	758,574
ams AG	16,709	1,390,532
Arbonia AG Registered[a,b]	31,896	570,319
Aryzta AGa,b	25,601	543,624
Baloise Holding AG Registered	13,572	2,162,142
Banque Cantonale Vaudoise Registered	956	764,877
Barry Callebaut AG Registered	620	1,119,244
Basilea Pharmaceutica AG Registered[a,b]	7,253	508,494
BKW AG	7,624	498,306
Bucher Industries AG Registered	2,247	830,339

48

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EUROPE ETF

April 30, 2018

Security	Shares	Value
Burckhardt Compression Holding AGb	1,494	$487,486
Cembra Money Bank AG	10,464	891,644
Chocoladefabriken Lindt & Spruengli AG Participation Certificates NVS	288	1,856,187
Chocoladefabriken Lindt & Spruengli AG Registered	25	1,904,233
Cie. Financiere Richemont SA Registered	131,792	12,589,405
Clariant AG Registered	69,528	1,616,163
COSMO Pharmaceuticals NVb	2,718	398,406
Credit Suisse Group AG Registered	623,396	10,576,761
Daetwyler Holding AG Bearer	3,340	641,075
dormakaba Holding AG Class B	986	766,966
Dufry AG Registered[a]	10,468	1,489,461
Emmi AG Registered	800	648,954
EMS-Chemie Holding AG Registered	2,257	1,402,217
Flughafen Zurich AG Registered	5,701	1,197,907
Forbo Holding AG Registered	499	701,695
Galenica AGa,c	13,686	739,672
GAM Holding AG	45,552	732,587
Geberit AG Registered	9,359	4,014,377
Georg Fischer AG Registered	1,184	1,480,748
Givaudan SA Registered	2,346	5,258,889
Helvetia Holding AG Registered	1,818	1,084,482
Idorsia Ltd.[a]	27,507	638,560
Implenia AG Registered	7,629	586,105
Julius Baer Group Ltd.	57,499	3,440,995
Kuehne + Nagel International AG Registered	13,621	2,132,796
LafargeHolcim Ltd. Registered	117,787	6,587,219
Landis+Gyr Group AGa	8,883	672,125
Leonteq AGa,b	3,821	213,457
Logitech International SA Registered	44,051	1,641,177
Lonza Group AG Registered	18,983	4,682,946
Meyer Burger Technology AGa,b	177,971	224,014
Mobilezone Holding AG Registered	26,248	311,826
Mobimo Holding AG Registered[a]	1,741	451,123
Nestle SA Registered	784,354	60,995,627
Novartis AG Registered	562,772	43,605,023
OC Oerlikon Corp. AG Registered	60,255	981,830
Panalpina Welttransport Holding AG Registered[b]	3,814	484,697
Pargesa Holding SA Bearer	11,027	1,037,645
Partners Group Holding AG	4,504	3,305,542
PSP Swiss Property AG Registered	10,418	977,181
Roche Holding AG NVS	177,839	39,676,476
Schindler Holding AG Participation Certificates NVS	9,412	1,954,851
Schindler Holding AG Registered	6,353	1,277,788
Schmolz + Bickenbach AG Registered[a]	299,053	241,683
SFS Group AG	5,234	591,660
SGS SA Registered	1,380	3,369,492
Sika AG Bearer	541	3,951,339
Sonova Holding AG Registered	14,379	2,385,122
Straumann Holding AG Registered	2,809	1,922,515
Sulzer AG Registered	4,563	529,638
Sunrise Communications Group AGc	9,912	782,026
Swatch Group AG (The) Bearer	7,723	3,733,160
Swatch Group AG (The) Registered	15,259	1,366,512
Swiss Life Holding AG Registered	8,268	2,910,797
Swiss Prime Site AG Registered	19,309	1,815,034
Swiss Re AG	78,321	7,489,510
Swisscom AG Registered	6,291	3,031,424
Tecan Group AG Registered	3,931	869,673
Temenos Group AG Registered	16,813	2,128,163
u-blox Holding AG	2,360	432,949

Security	Shares	Value
UBS Group AG Registered	916,782	$15,531,300
Valiant Holding AG Registered	3,713	447,105
VAT Group AGc	7,334	1,092,061
Vifor Pharma AG	12,680	2,014,274
Vontobel Holding AG Registered	10,369	687,147
Zurich Insurance Group AG	38,106	12,225,948

		318,842,291
UNITED KINGDOM — 28.30%
3i Group PLC	249,758	3,239,143
Abcam PLC	58,544	984,560
Acacia Mining PLC	93,517	185,480
Admiral Group PLC	55,054	1,511,264
Aggreko PLC	73,469	741,134
Amerisur Resources PLC[a]	244,309	58,484
Anglo American PLC	340,464	8,016,026
Antofagasta PLC	106,948	1,432,392
AO World PLC[a,b]	130,592	280,599
Ascential PLC	122,235	709,471
Ashmore Group PLC	99,756	565,809
Ashtead Group PLC	126,750	3,549,193
ASOS PLC[a]	14,130	1,137,746
Associated British Foods PLC	90,206	3,359,591
AstraZeneca PLC	320,080	22,497,194
Auto Trader Group PLC[c]	245,911	1,195,630
AVEVA Group PLC	20,753	615,702
Aviva PLC	1,005,431	7,325,751
B&M European Value Retail SA	217,281	1,212,949
Babcock International Group PLC	70,911	718,650
BAE Systems PLC	794,348	6,684,921
Balfour Beatty PLC	181,635	736,015
Barclays PLC	4,307,647	12,296,426
Barratt Developments PLC	258,538	1,987,023
BBA Aviation PLC	288,057	1,268,823
Beazley PLC	156,664	1,276,345
Bellway PLC	32,716	1,494,235
Berkeley Group Holdings PLC	33,903	1,901,473
BGEO Group PLC	12,037	576,955
BHP Billiton PLC	526,757	11,202,162
Big Yellow Group PLC	50,428	640,046
Bodycote PLC	56,957	706,047
boohoo.com PLC[a]	215,607	544,339
Bovis Homes Group PLC	39,755	676,517
BP PLC	4,975,667	36,870,398
Brewin Dolphin Holdings PLC	71,384	354,938
British American Tobacco PLC	579,668	31,928,239
British Land Co. PLC (The)	226,367	2,096,453
Britvic PLC	67,184	664,870
BT Group PLC	2,140,089	7,352,916
BTG PLC[a]	107,746	1,015,083
Bunzl PLC	82,513	2,399,136
Burberry Group PLC	110,055	2,764,138
Burford Capital Ltd.	55,191	1,094,649
Cairn Energy PLC[a]	182,778	570,464
Capital & Counties Properties PLC	185,567	736,868
Card Factory PLC	123,524	391,993

49

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EUROPE ETF

April 30, 2018

Security	Shares	Value
Carnival PLC	47,132	$3,067,340
Centamin PLC	292,976	632,534
Centrica PLC	1,389,172	2,942,772
Cineworld Group PLC	296,135	1,062,123
Clinigen Healthcare Ltd. NVS[a]	27,707	334,874
Close Brothers Group PLC	41,847	885,319
Cobham PLC[a]	648,242	1,027,677
Coca-Cola European Partners PLC NVS	55,787	2,186,850
Coca-Cola HBC AGa	47,197	1,588,766
Compass Group PLC	396,828	8,526,507
ConvaTec Group PLC[c]	343,226	1,026,796
Countryside Properties PLC[c]	119,930	593,347
Crest Nicholson Holdings PLC	88,125	591,115
Croda International PLC	32,224	1,979,958
CYBG PLC	245,724	1,022,790
Daily Mail & General Trust PLC Class A NVS	73,279	680,274
Dairy Crest Group PLC[b]	35,579	265,851
DCC PLC	24,814	2,392,429
De La Rue PLC	43,442	317,125
Dechra Pharmaceuticals PLC	28,774	1,086,706
Derwent London PLC	26,203	1,151,293
Diageo PLC	630,789	22,493,674
Diploma PLC	40,183	667,473
Direct Line Insurance Group PLC	345,518	1,781,290
Dixons Carphone PLC	286,440	800,892
Domino’s Pizza Group PLC	148,542	743,291
Drax Group PLC	121,342	528,132
DS Smith PLC	269,140	1,936,536
Dunelm Group PLC	37,665	292,591
easyJet PLC	39,223	858,978
EI Group PLC[a]	204,728	363,193
Electrocomponents PLC	133,221	1,117,466
Elementis PLC	134,275	524,500
EnQuest PLC[a]	462,993	228,936
Entertainment One Ltd.	120,374	453,952
Equiniti Group PLC[c]	103,380	392,286
Essentra PLC	72,630	441,163
esure Group PLC	73,719	229,067
Evraz PLC	99,909	630,527
Experian PLC	236,801	5,437,051
Fenner PLC	79,125	662,615
Ferguson PLC	62,006	4,765,540
Ferrexpo PLC	90,714	293,745
Fevertree Drinks PLC	25,855	1,009,939
FirstGroup PLC[a]	385,102	598,844
Fresnillo PLC	57,394	1,007,908
G4S PLC	397,741	1,418,328
Galliford Try PLC	37,594	475,341
Genus PLC	25,546	890,200
GlaxoSmithKline PLC	1,238,440	24,928,050
Glencore PLC	3,079,902	14,877,053
Go-Ahead Group PLC	15,229	407,138
Gocompare.Com Group PLC	184,489	284,599
Grafton Group PLC	62,928	651,787
Grainger PLC	153,326	661,849
Great Portland Estates PLC	70,057	672,942
Greencore Group PLC	232,106	507,510
Greene King PLC	96,060	723,726
Greggs PLC	34,807	584,406
GVC Holdings PLC	143,039	1,758,357

Security	Shares	Value
Halfords Group PLC	73,939	$385,769
Halma PLC	105,756	1,781,459
Hammerson PLC	199,093	1,505,472
Hansteen Holdings PLC	150,596	275,458
Hargreaves Lansdown PLC	62,291	1,535,328
Hays PLC	387,704	957,469
Helical PLC	62,345	322,016
Hikma Pharmaceuticals PLC	37,989	673,935
Hiscox Ltd.	78,581	1,611,597
Hochschild Mining PLC	74,614	215,713
HomeServe PLC	83,957	855,722
Howden Joinery Group PLC	171,225	1,124,234
HSBC Holdings PLC	5,061,964	50,575,576
Hunting PLC[a]	45,827	505,590
IG Group Holdings PLC	98,829	1,129,813
IMI PLC	75,785	1,139,856
Imperial Brands PLC	240,251	8,618,542
Inchcape PLC	108,003	1,080,726
Indivior PLC[a]	202,592	1,264,330
Informa PLC	200,912	2,045,006
Inmarsat PLC	134,527	696,878
InterContinental Hotels Group PLC	44,638	2,821,415
Intermediate Capital Group PLC	77,846	1,164,422
Intertek Group PLC	39,676	2,678,285
Intu Properties PLC[b]	224,115	602,861
Investec PLC	176,315	1,402,201
IQE PLC[a,b]	228,711	331,396
ITE Group PLC	143,022	299,427
ITV PLC	935,328	1,953,667
IWG PLC	184,890	631,043
J D Wetherspoon PLC	37,906	607,722
J Sainsbury PLC	409,998	1,744,956
JD Sports Fashion PLC	121,981	656,921
John Menzies PLC	18,917	165,712
John Wood Group PLC	170,727	1,337,067
Johnson Matthey PLC	48,635	2,206,565
Jupiter Fund Management PLC	113,812	714,037
Just Eat PLC[a]	143,547	1,529,914
Just Group PLC	177,253	344,725
KAZ Minerals PLC[a]	73,780	935,318
Keller Group PLC	23,985	342,911
Kier Group PLC	32,498	481,182
Kingfisher PLC	571,922	2,393,144
Ladbrokes Coral Group PLC[a,d]	404,284	119,164
Laird PLC	216,940	588,342
Lancashire Holdings Ltd.	66,190	543,354
Land Securities Group PLC	179,854	2,448,483
Legal & General Group PLC	1,480,303	5,505,016
Lloyds Banking Group PLC	18,222,345	16,228,718
London Stock Exchange Group PLC	79,792	4,725,764
LondonMetric Property PLC	233,113	611,012
Majestic Wine PLC	44,243	254,417
Man Group PLC	411,113	1,026,038
Marks & Spencer Group PLC	434,556	1,721,987
Marston’s PLC	256,948	381,866
McCarthy & Stone PLC[c]	146,602	273,403
Mediclinic International PLC[b]	98,067	906,337

50

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EUROPE ETF

April 30, 2018

Security	Shares	Value
Meggitt PLC	215,243	$1,400,500
Melrose Industries PLC	1,245,322	3,910,756
Merlin Entertainments PLC[c]	186,549	945,037
Metro Bank PLC[a,b]	20,494	932,069
Micro Focus International PLC	110,867	1,913,364
Mitchells & Butlers PLC	81,093	314,975
Mitie Group PLC	125,241	316,366
Mondi PLC	89,567	2,499,377
Moneysupermarket.com Group PLC	145,888	602,214
Morgan Advanced Materials PLC	98,752	466,535
N Brown Group PLC	76,460	215,469
National Express Group PLC	134,897	728,709
National Grid PLC	856,519	9,942,733
NewRiver REIT PLC	108,183	432,117
NEX Group PLC	87,264	1,187,507
Next PLC	36,715	2,657,927
NMC Health PLC	23,744	1,166,871
Northgate PLC	63,140	322,817
Ocado Group PLC[a]	145,892	1,081,884
Old Mutual PLC	1,256,788	4,355,288
Ophir Energy PLC[a]	287,562	238,040
Oxford Instruments PLC	27,671	345,301
Pagegroup PLC	95,648	708,107
Paragon Banking Group PLC	99,472	716,550
Pearson PLC	209,357	2,404,327
Pennon Group PLC	107,050	1,020,616
Persimmon PLC	79,141	2,959,481
Petra Diamonds Ltd.[a,b]	267,866	252,543
Petrofac Ltd.	63,238	525,741
Pets at Home Group PLC	156,271	329,317
Phoenix Group Holdings	98,598	1,068,777
Playtech PLC	84,436	942,711
Plus500 Ltd.	38,510	747,358
Premier Foods PLC[a]	481,387	248,308
Provident Financial PLC[b]	79,160	725,056
Prudential PLC	649,050	16,757,446
Purplebricks Group PLC[a,b]	61,734	294,201
QinetiQ Group PLC	187,537	595,391
Randgold Resources Ltd.	23,753	1,919,786
Rathbone Brothers PLC	17,421	564,838
Reckitt Benckiser Group PLC	168,138	13,204,967
Redrow PLC	72,650	627,905
RELX PLC	274,709	5,881,767
Renishaw PLC	11,698	759,853
Rentokil Initial PLC	514,954	2,177,464
Restaurant Group PLC (The)	64,979	271,539
Rightmove PLC	25,012	1,572,655
Rio Tinto PLC	305,997	16,631,005
Rolls-Royce Holdings PLC	425,870	4,927,204
Rolls-Royce Holdings PLC New[a,d]	30,236,770	41,646
Rotork PLC	226,875	1,028,080
Royal Bank of Scotland Group PLC[a]	896,682	3,337,091
Royal Dutch Shell PLC Class A	1,146,161	39,956,000
Royal Dutch Shell PLC Class B	944,748	33,851,978
Royal Mail PLC	223,083	1,785,814
RPC Group PLC	114,725	1,249,594
RPS Group PLC	102,165	363,753
RSA Insurance Group PLC	255,170	2,310,487
Safestore Holdings PLC	75,480	569,714
Saga PLC	341,134	638,541

Security	Shares	Value
Sage Group PLC (The)	271,840	$2,378,308
Savills PLC	48,743	659,613
Schroders PLC	28,887	1,313,385
Segro PLC	222,164	1,977,356
Senior PLC	146,421	595,742
Serco Group PLC[a]	311,829	413,391
Severn Trent PLC	60,945	1,628,486
Shaftesbury PLC	66,652	928,130
Shire PLC	230,036	12,249,036
SIG PLC	188,069	370,164
Sirius Minerals PLC[a,b]	1,404,013	599,483
Sky PLC	260,852	4,950,940
Smith & Nephew PLC	219,492	4,220,349
Smiths Group PLC	95,927	2,110,697
Soco International PLC	133,418	192,584
Sophos Group PLC[c]	81,466	559,914
Spectris PLC	32,022	1,186,438
Spirax-Sarco Engineering PLC	19,849	1,576,094
Spire Healthcare Group PLC[c]	90,055	282,805
Sports Direct International PLC[a]	80,002	443,848
SSE PLC	251,911	4,791,650
SSP Group PLC	138,869	1,247,471
St. James’s Place PLC	128,433	2,010,436
St. Modwen Properties PLC	80,698	455,935
Stagecoach Group PLC	124,709	267,958
Standard Chartered PLC	843,607	8,912,094
Standard Life Aberdeen PLC	658,157	3,311,490
Stobart Group Ltd.	115,319	387,556
Stock Spirits Group PLC	119,272	409,877
Superdry PLC	18,096	375,114
Synthomer PLC	89,541	610,480
TalkTalk Telecom Group PLC[b]	174,991	310,439
Tate & Lyle PLC	129,745	1,026,835
Taylor Wimpey PLC	834,847	2,204,888
Ted Baker PLC	10,729	393,675
Telecom Plus PLC	15,786	235,258
Tesco PLC	2,446,756	7,949,922
Thomas Cook Group PLC	414,508	705,660
TP ICAP PLC	150,688	977,976
Travis Perkins PLC	64,104	1,120,446
Tritax Big Box REIT PLC	477,005	984,190
TUI AG	116,670	2,644,243
Tullow Oil PLC[a]	361,309	1,133,146
UBM PLC	102,440	1,365,806
UDG Healthcare PLC	71,818	905,104
Ultra Electronics Holdings PLC	22,359	433,610
Unilever PLC	310,950	17,463,399
UNITE Group PLC (The)	67,286	772,457
United Utilities Group PLC	174,148	1,782,660
Vectura Group PLC[a]	242,523	271,240
Vedanta Resources PLC	30,765	308,569
Vesuvius PLC	68,770	557,429
Victrex PLC	22,359	807,475
Virgin Money Holdings UK PLC	118,055	453,175
Vodafone Group PLC	6,683,534	19,478,973
Weir Group PLC (The)	57,154	1,681,482
WH Smith PLC	37,564	1,009,423

51

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EUROPE ETF

April 30, 2018

Security	Shares	Value
Whitbread PLC	45,924	$2,707,879
William Hill PLC	221,751	894,295
Wm Morrison Supermarkets PLC	539,506	1,806,448
Workspace Group PLC	34,181	522,108
WPP PLC	317,126	5,448,998
ZPG PLC[c]	102,281	505,747

		799,234,088

TOTAL COMMON STOCKS (Cost: $2,603,037,592)		2,769,615,309

PREFERRED STOCKS — 0.94%

GERMANY — 0.86%
Bayerische Motoren Werke AG NVS, Preference Shares	14,551	1,409,957
Fuchs Petrolub SE NVS, Preference Shares	20,443	1,100,103
Henkel AG & Co. KGaA NVS, Preference Shares	45,212	5,757,486
Jungheinrich AG NVS, Preference Shares	15,777	667,924
Porsche Automobil Holding SE NVS, Preference Shares	40,657	3,477,821
Sartorius AG NVS, Preference Shares	9,835	1,518,601
Schaeffler AG NVS, Preference Shares	43,926	682,763
Volkswagen AG NVS, Preference Shares	46,883	9,733,707

		24,348,362
ITALY — 0.08%
Intesa Sanpaolo SpA NVS, Preference Shares	255,249	1,013,375
Telecom Italia SpA/Milano NVS, Preference Shares	1,533,904	1,321,376

		2,334,751

TOTAL PREFERRED STOCKS (Cost: $23,623,975)		26,683,113

SHORT-TERM INVESTMENTS — 1.56%

MONEY MARKET FUNDS — 1.56%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.93%[e,f,g]	43,851,478	43,855,863

Security	Shares	Value
BlackRock Cash Funds: Treasury, SL Agency Shares
1.61%[e,f]	211,849	$211,849

		44,067,712

TOTAL SHORT-TERM INVESTMENTS (Cost: $44,063,973)		44,067,712

TOTAL INVESTMENTS IN SECURITIES — 100.56% (Cost: $2,670,725,540)		2,840,366,134
Other Assets, Less Liabilities — (0.56)%		(15,886,817)

NET ASSETS — 100.00%		$2,824,479,317

ADR — American Depositary Receipts

NVS — Non-Voting Shares

SDR — Swedish Depositary Receipts

[a]	Non-income producing security.
[b]	All or a portion of this security is on loan.
[c]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
[d]	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
[e]	Affiliate of the Fund.
[f]	Annualized 7-day yield as of period end.
[g]	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended April 30, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated issuer	Shares held at 07/31/17	Shares purchased		Shares sold	Shares held at 04/30/18	Value at 04/30/18	Income		Net realized gain (loss)	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	22,828,380	21,023,098	[a]	—	43,851,478	$43,855,863	$619,052	[b]	$(7,297)	$1,614
BlackRock Cash Funds: Treasury, SL Agency Shares	118,632	93,217	[a]	—	211,849	211,849	11,191		—	—

						$44,067,712	$630,243		$(7,297)	$1,614

[a]	Net of purchases and sales.
[b]	Includes the Fund’s portion of securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities.

52

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EUROPE ETF

April 30, 2018

Futures Contracts

Futures contracts outstanding as of April 30, 2018 were as follows:

Description	Number of contracts	Expiration date	Notional amount (000)	Value / unrealized appreciation (depreciation)
Long Contracts
Euro STOXX 50	401	Jun 2018	$16,831	$499,801
FTSE 100 Index	105	Jun 2018	10,789	405,088

Total				$904,889

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common stocks	$2,769,454,499	$—	$160,810	$2,769,615,309
Preferred stocks	26,683,113	—	—	26,683,113
Money market funds	44,067,712	—	—	44,067,712

Total	$2,840,205,324	$—	$160,810	$2,840,366,134

Derivative financial instruments[a]
Assets
Futures contracts	$904,889	$—	$—	$904,889

Total	$904,889	$—	$—	$904,889

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

53

Schedule of Investments (Unaudited)

iSHARES® CORE MSCI INTERNATIONAL DEVELOPED MARKETS ETF

April 30, 2018

Security	Shares	Value
COMMON STOCKS — 98.78%

AUSTRALIA — 5.96%
AGL Energy Ltd.	31,924	$523,646
ALS Ltd.	47,980	282,498
Alumina Ltd.	232,933	464,190
Amcor Ltd./Australia	50,768	526,164
AMP Ltd.	136,054	414,909
Ansell Ltd.	12,212	240,411
APA Group	68,785	433,552
Aristocrat Leisure Ltd.	29,329	593,768
ASX Ltd.	10,290	455,403
Aurizon Holdings Ltd.	99,422	337,719
AusNet Services	201,918	262,159
Australia & New Zealand Banking Group Ltd.	136,899	2,773,597
Bank of Queensland Ltd.	32,308	245,340
Bendigo & Adelaide Bank Ltd.	41,442	332,220
BHP Billiton Ltd.	146,651	3,426,148
BlueScope Steel Ltd.	39,618	493,742
Boral Ltd.	87,464	454,233
Brambles Ltd.	82,357	613,590
Caltex Australia Ltd.	17,692	414,266
Challenger Ltd./Australia	38,491	313,793
CIMIC Group Ltd.	7,020	240,524
Cleanaway Waste Management Ltd.	217,362	260,060
Coca-Cola Amatil Ltd.	43,942	308,146
Cochlear Ltd.	3,849	563,825
Commonwealth Bank of Australia	78,757	4,269,677
Computershare Ltd.	32,031	411,036
Crown Resorts Ltd.	28,666	280,435
CSL Ltd.	21,250	2,732,669
Dexus	54,614	391,229
Domino’s Pizza Enterprises Ltd.[a]	6,637	211,269
Downer EDI Ltd.	49,566	257,040
Fortescue Metals Group Ltd.	98,177	337,936
Goodman Group	95,254	652,155
GPT Group (The)	111,632	407,844
Healthscope Ltd.	140,862	258,381
Iluka Resources Ltd.	40,295	357,396
Incitec Pivot Ltd.	115,191	330,417
Insurance Australia Group Ltd.	120,382	717,875
James Hardie Industries PLC	26,503	472,336
JB Hi-Fi Ltd.	18,463	358,175
LendLease Group	29,808	402,535
Macquarie Atlas Roads Group	92,081	446,932
Macquarie Group Ltd.	14,719	1,207,615
Magellan Financial Group Ltd.	14,712	259,421
Medibank Pvt Ltd.	161,438	357,054
Metcash Ltd.	87,323	237,297
Mirvac Group	216,918	366,779
National Australia Bank Ltd.	123,597	2,700,953
Newcrest Mining Ltd.	45,264	722,643
Oil Search Ltd.	79,776	472,116
Orica Ltd.	22,596	339,085
Origin Energy Ltd.[b]	91,248	671,566
Orora Ltd.	152,978	385,688
QBE Insurance Group Ltd.	66,346	498,809
Ramsay Health Care Ltd.	8,037	392,457

Security	Shares	Value
REA Group Ltd.	5,674	$346,325
Rio Tinto Ltd.	20,096	1,211,433
Santos Ltd.[b]	120,772	559,751
Scentre Group	248,552	756,106
Seek Ltd.	31,230	458,042
Sonic Healthcare Ltd.	26,579	473,892
South32 Ltd.	278,934	783,258
Spark Infrastructure Group	159,130	282,280
Star Entertainment Grp Ltd. (The)	81,634	325,361
Stockland	141,246	441,405
Suncorp Group Ltd.	57,306	606,469
Sydney Airport	56,442	303,775
Tabcorp Holdings Ltd.	173,130	572,410
Telstra Corp. Ltd.	196,938	472,734
Transurban Group	111,960	980,350
Treasury Wine Estates Ltd.	45,483	654,727
Vicinity Centres	213,456	393,150
Wesfarmers Ltd.	49,197	1,625,458
Westfield Corp.	101,640	705,851
Westpac Banking Corp.	159,186	3,441,426
Woodside Petroleum Ltd.	43,446	1,056,661
Woolworths Group Ltd.	59,174	1,244,436
WorleyParsons Ltd.	17,051	209,282

		54,785,305
AUSTRIA — 0.34%
ANDRITZ AG	5,770	310,642
BUWOG AG	11,182	392,333
Erste Group Bank AG	16,855	826,786
OMV AG	9,040	562,489
Raiffeisen Bank International AGb	10,333	349,561
Voestalpine AG	8,367	441,865
Wienerberger AG	10,895	275,114

		3,158,790
BELGIUM — 1.05%
Ackermans & van Haaren NV	2,116	382,971
Ageas	8,558	459,603
Anheuser-Busch InBev SA/NV	33,699	3,367,954
bpost SA	8,646	189,805
Colruyt SA	5,099	287,577
D’ieteren SA/NV	6,403	272,775
EVS Broadcast Equipment SA	10,388	342,009
Galapagos NVb	3,270	295,600
Groupe Bruxelles Lambert SA	1,854	212,711
KBC Group NV	11,403	997,462
Ontex Group NV	9,136	234,891
Proximus SADP	7,212	221,585
Sofina SA	2,815	492,476
Solvay SA	3,324	464,256
Telenet Group Holding NVb	4,420	259,322
UCB SA	6,386	484,229
Umicore SA	12,308	687,910

		9,653,136

54

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI INTERNATIONAL DEVELOPED MARKETS ETF

April 30, 2018

Security	Shares	Value
CANADA — 8.29%
Agnico Eagle Mines Ltd.	14,495	$610,917
Alimentation Couche-Tard Inc. Class B	19,232	832,769
AltaGas Ltd.	16,463	317,843
ARC Resources Ltd.	36,417	406,795
Atco Ltd./Canada Class I NVS	9,520	288,507
Aurora Cannabis Inc.[a,b]	28,958	182,745
B2Gold Corp.[b]	102,834	296,000
Bank of Montreal	27,085	2,060,188
Bank of Nova Scotia (The)	52,171	3,211,775
Barrick Gold Corp.	65,666	885,143
BCE Inc.	1,637	69,582
BlackBerry Ltd.[b]	31,058	325,613
Bombardier Inc. Class Bb	122,680	379,921
Brookfield Asset Management Inc. Class A	40,318	1,600,517
CAE Inc.	25,480	482,390
Cameco Corp.	24,616	259,611
Canadian Imperial Bank of Commerce	18,162	1,584,349
Canadian National Railway Co.	31,990	2,474,705
Canadian Natural Resources Ltd.	52,840	1,909,239
Canadian Pacific Railway Ltd.	6,387	1,167,242
Canadian Tire Corp. Ltd. Class A NVS	3,654	498,753
Canadian Utilities Ltd. Class A NVS	9,712	247,734
Canopy Growth Corp.[a,b]	10,292	241,735
CCL Industries Inc. Class B NVS	8,191	397,937
Cenovus Energy Inc.	56,160	563,374
CGI Group Inc. Class Ab	10,836	628,884
CI Financial Corp.	15,866	334,412
Cineplex Inc.	10,097	236,367
Constellation Software Inc./Canada	1,058	757,325
Cott Corp.	10,275	147,158
Crescent Point Energy Corp.	50,213	440,654
DIRTT Environmental Solutions[b]	55,679	244,528
Dollarama Inc.	6,154	709,514
Empire Co. Ltd. Class A NVS	13,431	260,144
Enbridge Inc.	77,861	2,362,038
Enbridge Income Fund Holdings Inc.	20,618	441,648
Encana Corp.	57,742	720,227
Fairfax Financial Holdings Ltd.	1,404	778,506
Finning International Inc.	18,675	471,846
First Quantum Minerals Ltd.	39,565	570,968
Fortis Inc./Canada	16,157	543,209
Franco-Nevada Corp.	11,379	808,367
George Weston Ltd.	3,368	276,360
Gibson Energy Inc.	19,520	252,308
Gildan Activewear Inc.	12,308	359,077
Goldcorp Inc.	52,583	698,946
Great-West Lifeco Inc.	15,096	403,086
H&R REIT	23,131	372,059
HudBay Minerals Inc.	15,713	109,946
Husky Energy Inc.	21,154	296,366
Hydro One Ltd.[c]	17,020	270,711
IGM Financial Inc.	7,212	221,713
Imperial Oil Ltd.	17,116	533,127
Industrial Alliance Insurance & Financial Services Inc.	9,136	384,340
Intact Financial Corp.	6,828	521,441
Inter Pipeline Ltd.	24,619	444,580
Keyera Corp.	16,803	453,122
Kinross Gold Corp.[b]	88,463	342,963

Security	Shares	Value
Kirkland Lake Gold Ltd.	16,641	$290,775
Linamar Corp.	4,941	277,316
Loblaw Companies Ltd.	8,560	436,030
Lundin Mining Corp.	53,562	355,144
Magna International Inc.	16,828	995,411
Manulife Financial Corp.	88,627	1,675,129
Maple Leaf Foods Inc.	12,694	306,470
Maxar Technologies Ltd.[a]	3,146	142,582
Methanex Corp.	6,189	373,624
Metro Inc.	13,464	427,882
National Bank of Canada	16,867	802,332
Northland Power Inc.	19,228	347,227
Nutrien Ltd.	31,830	1,451,276
Onex Corp.	4,904	363,798
Open Text Corp.	13,174	465,835
Pan American Silver Corp.	20,867	336,945
Parkland Fuel Corp.	18,654	433,773
Pembina Pipeline Corp.	28,558	910,907
Power Corp. of Canada	22,514	535,826
Power Financial Corp.	14,424	374,791
PrairieSky Royalty Ltd.	20,050	445,278
Quebecor Inc. Class B	18,270	341,186
Restaurant Brands International Inc.	11,232	612,177
RioCan REIT	19,670	358,278
Ritchie Bros Auctioneers Inc.	6,533	213,834
Rogers Communications Inc. Class B NVS	15,712	742,856
Royal Bank of Canada	65,218	4,967,343
Saputo Inc.	9,424	306,035
Seven Generations Energy Ltd. Class Ab	25,679	366,972
Shaw Communications Inc. Class B NVS	18,270	376,103
Shopify Inc. Class Ab	4,572	613,464
SNC-Lavalin Group Inc.	10,386	456,046
Stantec Inc.[a]	12,308	313,665
Stars Group Inc. (The)[b]	9,046	281,834
Sun Life Financial Inc.	27,596	1,140,909
Suncor Energy Inc.	77,077	2,952,128
Tahoe Resources Inc.	36,637	184,907
Teck Resources Ltd. Class B	28,193	708,811
TELUS Corp.	2,004	71,831
TFI International Inc.[a]	13,462	390,329
Thomson Reuters Corp.	13,462	542,176
TMX Group Ltd.	5,194	313,759
Toromont Industries Ltd.	10,258	449,945
Toronto-Dominion Bank (The)	83,307	4,686,039
Tourmaline Oil Corp.	24,154	455,025
TransCanada Corp.	38,157	1,620,396
Turquoise Hill Resources Ltd.[b]	87,883	260,506
Valeant Pharmaceuticals International Inc.[b]	17,490	316,251
Vermilion Energy Inc.	11,985	405,748
Wajax Corp.	9,960	183,824
West Fraser Timber Co. Ltd.	4,921	333,850
Wheaton Precious Metals Corp.	27,542	572,561
Whitecap Resources Inc.	63,309	459,280
WSP Global Inc.	8,558	424,379
Yamana Gold Inc.	118,645	341,511

		76,203,633

55

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI INTERNATIONAL DEVELOPED MARKETS ETF

April 30, 2018

Security	Shares	Value
DENMARK — 1.57%
Ambu A/S Series B	12,349	$287,566
AP Moller — Maersk A/S Class A	295	452,786
AP Moller — Maersk A/S Class B NVS	237	382,634
Carlsberg A/S Class B	5,125	574,611
Chr Hansen Holding A/S	5,008	455,756
Coloplast A/S Class B	5,870	498,793
Danske Bank A/S	33,760	1,179,231
DSV A/S	9,269	736,963
Genmab A/Sb	3,036	616,392
GN Store Nord A/S	9,424	332,235
H Lundbeck A/S	4,119	239,793
ISS A/S	10,674	373,880
Jyske Bank A/S Registered	6,825	410,497
Novo Nordisk A/S Class B	88,188	4,172,972
Novozymes A/S Class B	10,674	504,564
Orsted A/Sc	9,042	596,920
Pandora A/S	5,578	621,783
SimCorp A/Sa	5,386	392,335
Sydbank A/S	11,348	421,043
Vestas Wind Systems A/S	10,953	710,822
William Demant Holding A/Sb	11,636	455,126

		14,416,702
FINLAND — 0.99%
Amer Sports OYJ	11,253	345,335
Elisa OYJ	14,265	632,868
Fortum OYJ	22,264	514,047
Huhtamaki OYJ	7,116	290,941
Kesko OYJ Class B	5,290	311,260
Kone OYJ Class B	13,654	680,656
Konecranes OYJ	5,988	245,835
Metso OYJ	8,078	288,793
Neste OYJ	7,982	674,105
Nokia OYJ	287,816	1,731,045
Nokian Renkaat OYJ	6,298	253,007
Orion OYJ Class B	7,563	230,085
Outokumpu OYJ	28,654	186,254
Sampo OYJ Class A	16,058	868,207
Stora Enso OYJ Class R	26,728	530,731
UPM-Kymmene OYJ	24,338	872,745
Wartsila OYJ Abp	21,637	461,403

		9,117,317
FRANCE — 9.03%
Accor SA NVS	10,446	591,539
Aeroports de Paris NVS	2,116	466,315
Air France-KLM NVS[b]	12,133	119,296
Air Liquide SA	17,994	2,349,044
Airbus SE	26,306	3,095,654
Alstom SA NVS	9,424	429,369
Amundi SAc	3,249	276,665
APERAM SA	6,058	295,479
Arkema SA NVS	4,038	529,340
Atos SE	4,328	585,135
AXA SA NVS	84,878	2,432,475
BioMerieux NVS	2,479	196,480

Security	Shares	Value
BNP Paribas SA	51,842	$4,007,417
Bollore SA NVS	68,821	342,410
Bouygues SA NVS	10,962	559,571
Bureau Veritas SA NVS	17,308	452,734
Capgemini SE	7,644	1,052,844
Carrefour SA NVS	28,249	581,412
Casino Guichard Perrachon SA NVS	4,431	229,988
Cie. de Saint-Gobain NVS	21,580	1,134,043
Cie. Generale des Etablissements Michelin SCA Class B NVS	7,308	1,029,081
CNP Assurances NVS	14,042	360,348
Credit Agricole SA	53,364	879,108
Danone SA NVS	25,220	2,044,285
Dassault Aviation SA NVS	194	387,917
Dassault Systemes SE NVS	5,811	752,986
Edenred NVS	18,120	623,938
Eiffage SA NVS	4,217	502,874
Electricite de France SA NVS	29,197	410,963
Elior Group SAc	6,628	135,574
Elis SA NVS	14,905	356,923
Engie SA NVS	80,589	1,416,698
Essilor International Cie Generale d’Optique SA NVS	8,945	1,221,770
Eurazeo SA NVS	4,521	397,653
Eurofins Scientific SE NVS	792	428,497
Euronext NVc	6,444	462,467
Eutelsat Communications SA	12,404	268,858
Faurecia SA NVS	5,235	428,830
Fonciere Des Regions	2,500	279,849
Gecina SA	3,272	567,684
Getlink Registered NVS	28,846	407,417
Hermes International NVS	1,274	824,728
ICADE	3,750	373,107
Iliad SA NVS	1,444	289,523
Imerys SA NVS	4,429	404,544
Ingenico Group SA NVS	2,886	252,449
Ipsen SA NVS	3,270	531,384
JCDecaux SA	6,444	230,611
Kering SA NVS	3,638	2,108,048
Klepierre SA	10,674	437,443
L’Oreal SA	10,655	2,559,868
Lagardere SCA NVS	13,750	393,390
Legrand SA	11,250	876,700
LVMH Moet Hennessy Louis Vuitton SE NVS	12,531	4,379,986
Natixis SA	53,268	438,409
Orange SA NVS	88,311	1,612,730
Orpea NVS	3,810	489,554
Pernod Ricard SA NVS	8,849	1,470,596
Peugeot SA NVS	31,248	770,933
Publicis Groupe SA NVS	10,132	758,971
Remy Cointreau SA NVS	1,727	238,076
Renault SA NVS	9,572	1,038,989
Rexel SA	19,712	306,036
Rubis SCA	7,116	554,542
Safran SA	14,324	1,686,667
Sanofi NVS	51,829	4,119,754
Schneider Electric SE NVS	24,481	2,226,626
SCOR SE	10,578	430,058
SEB SA NVS	1,636	314,084

56

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI INTERNATIONAL DEVELOPED MARKETS ETF

April 30, 2018

Security	Shares	Value
SES SA	20,578	$318,238
Societe BIC SA NVS	2,117	216,003
Societe Generale SA NVS	36,082	1,981,576
Sodexo SA NVS	3,750	371,974
Sopra Steria Group NVS	2,020	431,735
SPIE SA NVS	9,005	203,779
STMicroelectronics NV	31,730	694,651
Suez	18,174	262,615
Teleperformance NVS	4,136	664,116
Thales SA NVS	5,578	707,630
TOTAL SA NVS	113,136	7,153,032
Ubisoft Entertainment SA NVS[b]	5,359	513,188
Unibail-Rodamco SE	4,397	1,056,647
Valeo SA NVS	11,690	783,026
Veolia Environnement SA NVS	23,654	561,715
Vinci SA	22,079	2,216,762
Vivendi SA NVS	48,750	1,289,315
Wendel SA NVS	2,308	349,123

		82,983,861
GERMANY — 7.70%
1&1 Drillisch AG	4,204	305,264
Aareal Bank AG	9,616	481,917
adidas AG	8,705	2,144,493
AIXTRON SEb	7,614	109,057
Allianz SE Registered	20,018	4,751,529
Aurubis AG	4,232	378,983
Axel Springer SE	6,058	496,613
BASF SE	40,829	4,258,129
Bayer AG Registered	38,483	4,616,037
Bayerische Motoren Werke AG	12,948	1,446,579
Beiersdorf AG	5,000	567,370
Brenntag AG	8,846	507,881
CECONOMY AG	13,662	153,444
Commerzbank AGb	54,134	700,484
Continental AG	4,520	1,207,987
Covestro AGc	7,599	693,724
Daimler AG Registered	42,882	3,393,555
Deutsche Bank AG Registered	96,940	1,331,218
Deutsche Boerse AG	8,458	1,140,946
Deutsche Lufthansa AG Registered	17,212	502,628
Deutsche Post AG Registered	40,199	1,753,319
Deutsche Telekom AG Registered	145,894	2,555,020
Deutsche Wohnen SE Bearer	19,712	932,159
Duerr AG	3,558	354,563
E.ON SE	104,389	1,144,185
Elmos Semiconductor AG	8,268	269,214
Evonik Industries AG	8,174	291,139
Evotec AGa,b	9,327	151,735
Fraport AG Frankfurt Airport Services Worldwide	4,328	420,419
Freenet AG	15,962	507,589
Fresenius Medical Care AG & Co. KGaA	9,232	940,067
Fresenius SE & Co. KGaA	18,850	1,442,541
GEA Group AG	10,482	410,451
Gerresheimer AG	4,380	357,733
Hannover Rueck SE	3,358	473,062
HeidelbergCement AG	6,812	668,790
Henkel AG & Co. KGaA	7,886	940,876
HOCHTIEF AG	1,828	334,822

Security	Shares	Value
HUGO BOSS AG	3,849	$361,798
Infineon Technologies AG	50,676	1,302,904
Innogy SEc	6,593	290,986
K+S AG Registered	11,828	348,833
KION Group AG	4,904	410,603
LANXESS AG	5,290	393,453
LEG Immobilien AG	6,058	699,283
Leoni AG	3,195	200,962
Linde AGb	8,124	1,806,527
MAN SE	1,541	177,805
Merck KGaA	5,674	556,789
METRO AG	14,330	208,022
MorphoSys AGb	2,487	258,412
MTU Aero Engines AG	3,282	567,039
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Registered	6,919	1,587,893
OSRAM Licht AG	5,000	288,578
ProSiebenSat.1 Media SE	12,254	445,639
QIAGEN NVb	13,174	434,370
Rheinmetall AG	3,750	492,266
RTL Group SA	2,897	238,886
RWE AG	26,790	643,307
SAP SE	43,930	4,905,302
Scout24 AGc	6,610	342,927
Siemens AG Registered	34,101	4,352,453
Siemens Healthineers AGb,c	7,081	276,207
Siltronic AG	1,389	224,374
STADA Arzneimittel AGa	1,775	179,799
Symrise AG	7,116	576,895
Telefonica Deutschland Holding AG	61,634	294,961
thyssenkrupp AG	21,340	556,912
Uniper SE	14,872	461,247
United Internet AG Registered[d]	8,750	568,548
Volkswagen AG	2,600	532,139
Vonovia SE	24,298	1,221,538
Wacker Chemie AG	925	167,079
Wirecard AG	6,081	830,953
Zalando SEb,c	7,118	367,648

		70,708,859
HONG KONG — 3.14%
AIA Group Ltd.	564,800	5,087,932
ASM Pacific Technology Ltd.	19,400	266,964
Bank of East Asia Ltd. (The)[a]	77,800	342,991
BOC Hong Kong Holdings Ltd.	193,500	1,007,164
CK Asset Holdings Ltd.	124,000	1,075,170
CK Hutchison Holdings Ltd.	121,000	1,435,365
CK Infrastructure Holdings Ltd.	28,000	221,553
CLP Holdings Ltd.	90,500	939,795
Galaxy Entertainment Group Ltd.	118,000	1,043,443
Hang Lung Group Ltd.	91,000	275,960
Hang Lung Properties Ltd.	112,000	266,006
Hang Seng Bank Ltd.	31,400	798,578
Henderson Land Development Co. Ltd.	73,200	466,812
HK Electric Investments & HK Electric Investments Ltd.[a,c]	193,500	179,983
HKT Trust & HKT Ltd.	231,000	304,340
Hong Kong & China Gas Co. Ltd.	333,300	698,175

57

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI INTERNATIONAL DEVELOPED MARKETS ETF

April 30, 2018

Security	Shares	Value
Hong Kong Exchanges & Clearing Ltd.[a]	57,400	$1,881,092
Hongkong Land Holdings Ltd.	71,000	514,750
Hopewell Holdings Ltd.	126,500	450,505
Hysan Development Co. Ltd.	41,000	239,525
Jardine Matheson Holdings Ltd.	10,400	631,592
Jardine Strategic Holdings Ltd.	11,500	437,000
Kerry Properties Ltd.	97,500	468,353
Kingston Financial Group Ltd.	216,000	110,363
Landing International Development Ltd.[b]	4,620,000	105,960
Li & Fung Ltd.	392,000	198,291
Link REIT	107,500	953,334
Melco International Development Ltd.	63,000	235,600
Melco Resorts & Entertainment Ltd. ADR	16,905	527,605
MGM China Holdings Ltd.	48,000	132,717
Minth Group Ltd.	48,000	229,350
MTR Corp. Ltd.	59,000	332,654
New World Development Co. Ltd.	291,000	430,109
NWS Holdings Ltd.	194,000	383,637
PCCW Ltd.	483,000	299,711
Power Assets Holdings Ltd.	64,500	480,365
Sands China Ltd.	116,000	676,202
Shangri-La Asia Ltd.	108,000	212,195
Sino Land Co. Ltd.	208,000	359,907
Sun Hung Kai Properties Ltd.	62,000	1,001,701
Swire Pacific Ltd. Class A	26,500	263,371
Swire Properties Ltd.	97,200	346,159
Techtronic Industries Co. Ltd.	83,500	493,664
WH Group Ltd.[c]	456,000	475,856
Wharf Real Estate Investment Co. Ltd.	62,000	466,091
Wheelock & Co. Ltd.	47,000	350,632
Wynn Macau Ltd.	101,600	379,952
Xinyi Glass Holdings Ltd.[a]	136,000	198,240
Yue Yuen Industrial Holdings Ltd.	67,000	190,801

		28,867,515
IRELAND — 0.50%
AIB Group PLC	40,136	239,649
Bank of Ireland Group PLC	54,796	493,223
CRH PLC	39,150	1,395,853
Glanbia PLC	12,310	208,221
Kerry Group PLC Class A	8,654	883,511
Kingspan Group PLC	8,846	400,790
Paddy Power Betfair PLC	4,616	457,039
Smurfit Kappa Group PLC	12,404	529,923

		4,608,209
ISRAEL — 0.53%
Azrieli Group Ltd.	4,232	194,197
Bank Hapoalim BM	68,268	467,909
Bank Leumi Le-Israel BM	95,768	566,958
Bezeq The Israeli Telecommunication Corp. Ltd.	191,246	241,429
Check Point Software Technologies Ltd.[b]	5,376	518,838
Elbit Systems Ltd.	2,308	267,179
Frutarom Industries Ltd.	3,366	323,231
Israel Chemicals Ltd.	45,480	204,527
Israel Discount Bank Ltd. Class Ab	152,016	422,091
Mizrahi Tefahot Bank Ltd.	22,500	412,178
Nice Ltd.[b]	4,520	428,897

Security	Shares	Value
Teva Pharmaceutical Industries Ltd. ADR NVS	44,230	$795,255

		4,842,689
ITALY — 2.54%
A2A SpA	168,554	339,581
Assicurazioni Generali SpA	55,556	1,123,634
Atlantia SpA	21,880	726,974
Banco BPM SpA[b]	106,335	387,541
BPER Banca[a]	42,884	248,285
Brembo SpA	21,058	311,668
CNH Industrial NV	52,888	654,328
Davide Campari-Milano SpA NVS	46,538	349,733
Enel SpA	340,823	2,169,268
Eni SpA	109,895	2,150,956
EXOR NV	7,537	560,395
Ferrari NV	6,568	809,813
Fiat Chrysler Automobiles NVb	54,434	1,221,295
FinecoBank Banca Fineco SpA	49,141	588,022
Hera SpA	60,860	225,887
Intesa Sanpaolo SpA	690,113	2,632,288
Italgas SpA	46,886	303,971
Leonardo SpA	4,955	57,532
Luxottica Group SpA	8,462	529,183
Mediaset SpA[b]	40,193	160,009
Mediobanca Banca di Credito Finanziario SpA	51,539	626,741
Moncler SpA	11,837	535,447
Poste Italiane SpA[c]	46,463	455,043
Prysmian SpA	15,347	452,060
Recordati SpA	11,120	398,353
Saipem SpA[a,b]	72,915	279,616
Snam SpA	147,882	712,004
Telecom Italia SpA/Milano[b]	477,389	471,922
Tenaris SA	23,080	434,173
Terna Rete Elettrica Nazionale SpA	86,730	521,526
UniCredit SpA	96,884	2,103,950
Unione di Banche Italiane SpA[a]	67,026	346,193
UnipolSai Assicurazioni SpA	162,864	438,802

		23,326,193
JAPAN — 23.21%
Activia Properties Inc.	72	319,123
Advance Residence Investment Corp.	154	396,734
Advantest Corp.	11,100	265,771
Aeon Co. Ltd.	29,000	579,735
AEON Financial Service Co. Ltd.	12,200	286,088
Air Water Inc.	11,400	220,239
Aisin Seiki Co. Ltd.	10,400	564,551
Ajinomoto Co. Inc.	29,000	531,634
Alfresa Holdings Corp.	15,500	342,225
Alps Electric Co. Ltd.	10,700	237,419
Amada Holdings Co. Ltd.	29,100	350,237
ANA Holdings Inc.	5,900	234,005
Aozora Bank Ltd.	9,800	396,299
Asahi Glass Co. Ltd.	12,000	497,875
Asahi Group Holdings Ltd.	19,400	981,480

58

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI INTERNATIONAL DEVELOPED MARKETS ETF

April 30, 2018

Security	Shares	Value
Asahi Intecc Co. Ltd.	6,000	$210,281
Asahi Kasei Corp.	59,900	825,216
Asics Corp.	14,200	268,882
Astellas Pharma Inc.	99,900	1,465,748
Azbil Corp.	11,700	545,305
Bandai Namco Holdings Inc.	12,800	434,562
Bank of Kyoto Ltd. (The)	7,300	438,967
Benesse Holdings Inc.	6,300	229,719
Bridgestone Corp.	29,400	1,232,960
Brother Industries Ltd.	14,900	320,808
Calbee Inc.[a]	7,000	236,052
Canon Inc.	51,500	1,783,733
Casio Computer Co. Ltd.	13,500	201,467
Central Japan Railway Co.	6,300	1,264,894
Chiba Bank Ltd. (The)	48,800	394,235
Chubu Electric Power Co. Inc.	38,700	606,008
Chugai Pharmaceutical Co. Ltd.	12,600	665,552
Chugoku Bank Ltd. (The)	35,700	414,665
Chugoku Electric Power Co. Inc. (The)	26,000	325,520
Coca-Cola Bottlers Japan Holdings Inc.	9,800	421,823
Concordia Financial Group Ltd.	67,700	394,105
Credit Saison Co. Ltd.	17,200	308,555
CROOZ Inc.[b]	6,700	132,194
CyberAgent Inc.	7,600	419,502
Dai Nippon Printing Co. Ltd.	20,400	439,600
Dai-ichi Life Holdings Inc.	50,700	1,007,282
Daicel Corp.	18,500	214,037
Daifuku Co. Ltd.	8,500	456,751
Daiichi Jitsugyo Co. Ltd.	10,500	321,453
Daiichi Sankyo Co. Ltd.	29,000	993,831
Daikin Industries Ltd.	11,500	1,345,739
Daito Trust Construction Co. Ltd.	3,100	517,162
Daiwa House Industry Co. Ltd.	25,100	919,817
Daiwa House REIT Investment Corp.	144	343,468
Daiwa Securities Group Inc.	104,000	639,349
DeNA Co. Ltd.	8,300	158,149
Denka Co. Ltd.	7,800	278,711
Denso Corp.	21,900	1,151,989
Dentsu Inc.	11,500	544,391
DIC Corp.	7,700	261,768
Disco Corp.	2,400	422,865
Don Quijote Holdings Co. Ltd.	9,200	496,048
East Japan Railway Co.	13,400	1,284,588
Ebara Corp.	9,800	375,252
Eisai Co. Ltd.	14,100	946,443
Electric Power Development Co. Ltd.	10,400	283,036
Ezaki Glico Co. Ltd.	3,500	189,034
FamilyMart UNY Holdings Co. Ltd.	5,100	495,435
FANUC Corp.	9,300	2,002,358
Fast Retailing Co. Ltd.	2,600	1,145,497
Fuji Electric Co. Ltd.	35,000	250,765
FUJIFILM Holdings Corp.	19,400	780,964
Fujikura Ltd.	22,100	151,474
Fujitsu Ltd.	104,000	632,886
Fukuoka Financial Group Inc.	66,000	353,448
Furukawa Electric Co. Ltd.	4,900	241,809
GLP J-REIT	259	278,113
Hachijuni Bank Ltd. (The)	70,800	374,624
Hakuhodo DY Holdings Inc.	19,500	272,831
Hamamatsu Photonics KK	12,500	482,065

Security	Shares	Value
Hankyu Hanshin Holdings Inc.	12,200	$481,087
Haseko Corp.	25,500	401,988
Hino Motors Ltd.	19,400	237,037
Hirose Electric Co. Ltd.	2,205	310,725
Hiroshima Bank Ltd. (The)	36,700	279,715
Hisamitsu Pharmaceutical Co. Inc.	5,300	413,151
Hitachi Chemical Co. Ltd.	7,100	156,112
Hitachi Construction Machinery Co. Ltd.	9,800	356,893
Hitachi High-Technologies Corp.	4,900	228,823
Hitachi Ltd.	222,000	1,626,276
Hitachi Metals Ltd.	16,000	183,651
Honda Motor Co. Ltd.	76,500	2,633,544
Hoshizaki Corp.	3,400	315,997
Hoya Corp.	19,000	1,017,848
Hulic Co. Ltd.	33,500	360,334
Idemitsu Kosan Co. Ltd.	7,400	289,778
IHI Corp.	10,000	328,079
Iida Group Holdings Co. Ltd.	14,200	277,836
Inpex Corp.	49,900	639,568
Isetan Mitsukoshi Holdings Ltd.	23,400	260,463
Isuzu Motors Ltd.	29,100	445,176
ITOCHU Corp.	70,900	1,421,564
J Front Retailing Co. Ltd.	19,400	314,690
Japan Airlines Co. Ltd.	5,700	224,510
Japan Exchange Group Inc.	29,000	537,994
Japan Hotel REIT Investment Corp.	599	453,253
Japan Post Bank Co. Ltd.	10,000	135,984
Japan Post Holdings Co. Ltd.	67,400	819,209
Japan Prime Realty Investment Corp.	122	442,623
Japan Real Estate Investment Corp.	81	420,452
Japan Retail Fund Investment Corp.	249	466,484
Japan Steel Works Ltd. (The)	5,000	164,496
Japan Tobacco Inc.	46,800	1,255,912
JFE Holdings Inc.	29,300	603,672
JGC Corp.	17,400	426,950
JSR Corp.	11,400	215,134
JTEKT Corp.	14,000	227,096
JXTG Holdings Inc.	154,000	1,005,416
Kajima Corp.	54,000	520,631
Kamigumi Co. Ltd.	18,400	415,335
Kaneka Corp.	31,000	306,246
Kansai Electric Power Co. Inc. (The)	35,200	492,173
Kansai Paint Co. Ltd.	12,800	288,227
Kao Corp.	22,600	1,622,326
Kawasaki Heavy Industries Ltd.	10,400	348,805
Kawasaki Kisen Kaisha Ltd.[a,b]	11,000	254,329
KDDI Corp.	80,700	2,166,012
Keihan Holdings Co. Ltd.	9,700	313,804
Keikyu Corp.	20,700	379,666
Keio Corp.	7,600	347,964
Keisei Electric Railway Co. Ltd.	12,900	420,864
Kenedix Office Investment Corp.	65	399,178
Kewpie Corp.	8,400	195,827
Keyence Corp.	4,600	2,815,280
Kikkoman Corp.	10,000	433,630
Kintetsu Group Holdings Co. Ltd.	12,500	508,910
Kirin Holdings Co. Ltd.	40,000	1,123,326

59

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI INTERNATIONAL DEVELOPED MARKETS ETF

April 30, 2018

Security	Shares	Value
Kobayashi Pharmaceutical Co. Ltd.	6,200	$522,970
Kobe Steel Ltd.	17,800	184,141
Koito Manufacturing Co. Ltd.	6,400	429,883
Komatsu Ltd.	44,200	1,514,736
Konami Holdings Corp.	5,200	255,664
Konica Minolta Inc.	29,200	250,838
Kose Corp.	2,000	370,117
Kubota Corp.	48,200	814,676
Kuraray Co. Ltd.	20,900	347,999
Kurita Water Industries Ltd.	10,000	324,423
Kyocera Corp.	15,500	991,263
Kyowa Hakko Kirin Co. Ltd.	19,500	423,057
Kyushu Electric Power Co. Inc.	24,100	297,767
Kyushu Financial Group Inc.	76,900	378,087
Kyushu Railway Co.	9,900	317,560
Lawson Inc.	2,800	185,003
Lion Corp.	12,900	278,454
LIXIL Group Corp.	15,600	349,708
M3 Inc.	12,100	458,346
Mabuchi Motor Co. Ltd.	5,200	262,317
Makita Corp.	11,300	508,074
Marubeni Corp.	87,200	656,799
Marui Group Co. Ltd.	19,400	403,336
Matsumotokiyoshi Holdings Co. Ltd.	6,600	294,640
Mazda Motor Corp.	33,600	467,191
McDonald’s Holdings Co. Japan Ltd.	6,100	285,419
Mebuki Financial Group Inc.	85,900	333,630
Medipal Holdings Corp.	17,600	378,137
MEIJI Holdings Co. Ltd.	5,700	457,354
MINEBEA MITSUMI Inc.	21,600	433,678
Miraca Holdings Inc.	5,600	218,524
MISUMI Group Inc.	19,400	537,190
Mitsubishi Chemical Holdings Corp.	75,800	720,074
Mitsubishi Corp.	71,100	1,966,824
Mitsubishi Electric Corp.	89,900	1,380,644
Mitsubishi Estate Co. Ltd.	55,000	1,006,511
Mitsubishi Gas Chemical Co. Inc.	13,800	324,617
Mitsubishi Heavy Industries Ltd.	16,600	656,263
Mitsubishi Materials Corp.	9,800	299,127
Mitsubishi Motors Corp.	41,600	310,218
Mitsubishi Tanabe Pharma Corp.	15,700	299,007
Mitsubishi UFJ Financial Group Inc.	552,900	3,704,695
Mitsubishi UFJ Lease & Finance Co. Ltd.	48,200	307,018
Mitsui & Co. Ltd.	77,400	1,398,045
Mitsui Chemicals Inc.	11,400	327,128
Mitsui Fudosan Co. Ltd.	41,400	1,063,707
Mitsui Mining & Smelting Co. Ltd.	3,700	157,400
Mitsui OSK Lines Ltd.	9,900	293,585
Mixi Inc.	4,900	161,654
Mizuho Financial Group Inc.	1,083,800	1,965,053
Morinaga & Co. Ltd./Japan	3,200	155,869
MS&AD Insurance Group Holdings Inc.	20,800	697,990
Murata Manufacturing Co. Ltd.	10,400	1,316,335
Nabtesco Corp.	9,800	354,206
Nagoya Railroad Co. Ltd.	15,200	398,805
Nankai Electric Railway Co. Ltd.	13,600	362,294
NEC Corp.	14,600	400,941
Nexon Co. Ltd.[b]	24,600	358,125
NGK Insulators Ltd.	21,000	386,127
NGK Spark Plug Co. Ltd.	10,800	278,328

Security	Shares	Value
NH Foods Ltd.	6,400	$279,863
NHK Spring Co. Ltd.	29,000	320,146
Nichirei Corp.	10,000	289,239
Nidec Corp.	11,300	1,769,998
Nifco Inc./Japan	8,200	288,883
Nihon M&A Center Inc.	12,500	366,689
Nikon Corp.	19,600	341,757
Nintendo Co. Ltd.	5,600	2,362,824
Nippon Building Fund Inc.	104	584,510
Nippon Electric Glass Co. Ltd.	11,400	328,691
Nippon Express Co. Ltd.	4,900	370,327
Nippon Paint Holdings Co. Ltd.[a]	9,800	401,225
Nippon Prologis REIT Inc.	210	441,974
Nippon Shinyaku Co. Ltd.	5,400	402,687
Nippon Steel & Sumitomo Metal Corp.	38,600	841,316
Nippon Telegraph & Telephone Corp.	31,000	1,474,572
Nippon Yusen KK	11,500	245,291
Nissan Chemical Industries Ltd.	7,600	338,588
Nissan Motor Co. Ltd.	92,900	977,604
Nisshin Seifun Group Inc.	23,800	520,479
Nissin Foods Holdings Co. Ltd.	3,500	257,482
Nitori Holdings Co. Ltd.	4,200	709,308
Nitto Denko Corp.	8,600	640,530
NOK Corp.	9,800	201,508
Nomura Holdings Inc.	174,800	1,009,743
Nomura Real Estate Holdings Inc.	9,900	245,905
Nomura Real Estate Master Fund Inc.	290	404,688
Nomura Research Institute Ltd.	10,400	536,989
NSK Ltd.	21,600	290,171
NTN Corp.	41,700	184,063
NTT Data Corp.	33,500	360,946
NTT DOCOMO Inc.	54,700	1,417,176
Obayashi Corp.	38,600	445,174
Obic Co. Ltd.	8,500	712,314
Odakyu Electric Railway Co. Ltd.	15,500	334,435
Oji Holdings Corp.	75,000	527,759
Olympus Corp.	14,400	537,574
Omron Corp.	10,400	564,551
Ono Pharmaceutical Co. Ltd.	22,200	514,196
Oracle Corp. Japan	3,600	296,093
Organo Corp.	10,500	328,650
Oriental Land Co. Ltd./Japan	10,400	1,037,386
ORIX Corp.	61,300	1,077,827
Orix JREIT Inc.	310	472,260
Osaka Gas Co. Ltd.	19,800	425,947
OSJB Holdings Corp.	106,400	312,126
Otsuka Corp.	9,400	438,108
Otsuka Holdings Co. Ltd.	19,500	1,021,467
Panasonic Corp.	107,400	1,601,798
Park24 Co. Ltd.	10,000	283,299
PeptiDream Inc.[a,b]	5,300	215,051
Persol Holdings Co. Ltd.	14,800	352,062
Pigeon Corp.	10,000	468,814
Pola Orbis Holdings Inc.	7,800	340,727
Proto Corp.	20,100	289,308
Rakuten Inc.	54,900	391,437
Recruit Holdings Co. Ltd.	57,800	1,334,801

60

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI INTERNATIONAL DEVELOPED MARKETS ETF

April 30, 2018

Security	Shares	Value
Renesas Electronics Corp.[b]	35,900	$376,634
Resona Holdings Inc.	106,000	603,113
Ricoh Co. Ltd.	35,300	345,500
Rinnai Corp.	3,500	348,321
Rohm Co. Ltd.	6,400	597,743
Roland DG Corp.	9,900	230,163
Ryohin Keikaku Co. Ltd.	1,600	549,052
Santen Pharmaceutical Co. Ltd.	21,100	355,764
SBI Holdings Inc./Japan	24,300	614,467
SCREEN Holdings Co. Ltd.	2,700	222,317
Secom Co. Ltd.	10,500	787,032
Sega Sammy Holdings Inc.	15,200	249,479
Seibu Holdings Inc.	13,100	221,356
Seiko Epson Corp.	19,400	364,332
Sekisui Chemical Co. Ltd.	26,000	460,955
Sekisui House Ltd.	31,400	575,200
Seven & i Holdings Co. Ltd.	33,000	1,449,075
Sharp Corp./Japan[a]	7,800	229,171
Shimadzu Corp.	16,200	440,587
Shimamura Co. Ltd.	2,100	244,688
Shimano Inc.	4,300	571,369
Shin-Etsu Chemical Co. Ltd.	18,100	1,820,338
Shinsei Bank Ltd.	12,300	191,989
Shionogi & Co. Ltd.	14,700	756,864
Shiseido Co. Ltd.	20,800	1,351,881
Shizuoka Bank Ltd. (The)	41,900	425,797
Showa Denko KK	11,400	380,781
SMC Corp./Japan	2,900	1,105,671
SoftBank Group Corp.	39,100	3,037,597
Sohgo Security Services Co. Ltd.	5,400	266,977
Sojitz Corp.	141,100	465,498
Sompo Holdings Inc.	15,600	654,366
Sony Corp.	59,900	2,955,997
Sony Financial Holdings Inc.	10,100	184,509
Square Enix Holdings Co. Ltd.	6,500	270,870
Stanley Electric Co. Ltd.	10,700	387,713
Start Today Co. Ltd.	12,400	358,090
Subaru Corp.	28,900	971,653
Sumco Corp.	12,500	308,659
Sumitomo Chemical Co. Ltd.	98,000	563,326
Sumitomo Corp.	58,400	1,051,120
Sumitomo Dainippon Pharma Co. Ltd.	13,400	244,304
Sumitomo Electric Industries Ltd.	39,100	600,123
Sumitomo Heavy Industries Ltd.	9,900	379,082
Sumitomo Metal Mining Co. Ltd.	12,600	540,962
Sumitomo Mitsui Financial Group Inc.	62,400	2,594,654
Sumitomo Mitsui Trust Holdings Inc.	17,300	734,529
Sumitomo Realty & Development Co. Ltd.	17,000	675,650
Sumitomo Rubber Industries Ltd.	19,400	346,957
Sundrug Co. Ltd.	7,900	406,461
Suntory Beverage & Food Ltd.	8,900	438,392
Suruga Bank Ltd.	11,900	161,820
Suzuken Co. Ltd./Aichi Japan	9,800	421,823
Suzuki Motor Corp.	17,100	920,595
Sysmex Corp.	7,900	698,853
T&D Holdings Inc.	29,100	494,374
Taiheiyo Cement Corp.	7,300	276,523
Taisei Corp.	11,800	637,313
Taisho Pharmaceutical Holdings Co. Ltd.	3,600	345,113
Takashimaya Co. Ltd.	30,000	257,711

Security	Shares	Value
Takeda Pharmaceutical Co. Ltd.	33,600	$1,418,923
TDK Corp.	7,200	621,796
Teijin Ltd.	14,100	265,571
Terumo Corp.	15,100	855,563
THK Co. Ltd.	11,500	402,513
Tobu Railway Co. Ltd.	12,800	408,243
Toho Co. Ltd./Tokyo	10,600	354,544
Toho Gas Co. Ltd.	8,400	254,859
Tohoku Electric Power Co. Inc.	29,000	373,946
Tokai Carbon Co. Ltd.[a]	15,400	193,512
Tokio Marine Holdings Inc.	29,900	1,413,231
Tokuyama Corp.	4,200	125,319
Tokyo Electric Power Co. Holdings Inc.[b]	108,200	515,167
Tokyo Electron Ltd.	7,900	1,520,078
Tokyo Gas Co. Ltd.	19,800	530,533
Tokyo Tatemono Co. Ltd.	17,700	269,645
Tokyu Corp.	23,200	390,324
Tokyu Fudosan Holdings Corp.	39,300	309,587
Topcon Corp.	8,100	161,371
Toppan Printing Co. Ltd.	50,000	418,552
Toray Industries Inc.	68,300	637,904
Toshiba Corp.[b]	314,000	840,777
Tosoh Corp.	18,300	324,776
TOTO Ltd.	9,800	556,162
Toyo Seikan Group Holdings Ltd.	23,400	368,455
Toyo Suisan Kaisha Ltd.	7,900	311,163
Toyo Tire & Rubber Co. Ltd.	7,200	123,043
Toyota Industries Corp.	10,400	614,923
Toyota Motor Corp.	129,100	8,472,169
Toyota Tsusho Corp.	14,900	535,814
Trend Micro Inc./Japan	8,500	509,573
Tsukuba Bank Ltd.	114,800	398,666
Tsuruha Holdings Inc.	2,400	345,003
Ube Industries Ltd.	12,700	387,644
Ulvac Inc.	4,000	215,307
Unicharm Corp.	20,800	584,510
United Urban Investment Corp.	330	506,045
USS Co. Ltd.	22,400	471,029
West Japan Railway Co.	6,900	488,691
Yahoo Japan Corp.[a]	86,700	356,546
Yakult Honsha Co. Ltd.	6,400	456,203
Yamada Denki Co. Ltd.	62,700	328,899
Yamaguchi Financial Group Inc.	21,000	262,536
Yamaha Corp.	9,800	473,767
Yamaha Motor Co. Ltd.	14,800	473,384
Yamato Holdings Co. Ltd.	17,200	442,870
Yamazaki Baking Co. Ltd.	11,000	241,060
Yaskawa Electric Corp.	13,700	559,644
Yokogawa Electric Corp.	15,700	346,354
Yokohama Rubber Co. Ltd. (The)	11,000	259,858

		213,256,465
NETHERLANDS — 3.20%
Aalberts Industries NV	11,154	550,370
ABN AMRO Group NV CVA[c]	18,601	578,249
Aegon NV	83,076	611,468

61

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI INTERNATIONAL DEVELOPED MARKETS ETF

April 30, 2018

Security	Shares	Value
AerCap Holdings NVb	8,906	$464,270
Akzo Nobel NV	11,303	1,022,855
ArcelorMittal[b]	33,003	1,120,266
ASM International NV	5,770	346,474
ASML Holding NV	17,753	3,378,243
ASR Nederland NV	8,082	382,384
BE Semiconductor Industries NV	5,067	351,094
Boskalis Westminster	8,726	259,035
Gemalto NV	4,118	248,171
Heineken Holding NV	8,786	893,803
Heineken NV	9,586	1,011,091
IMCD NV	7,596	468,510
ING Groep NV	171,459	2,895,221
InterXion Holding NVb	8,534	554,881
Koninklijke Ahold Delhaize NV	59,753	1,444,232
Koninklijke DSM NV	7,683	796,632
Koninklijke KPN NV	184,514	574,490
Koninklijke Philips NV	40,741	1,733,151
Koninklijke Vopak NV	5,482	270,895
NN Group NV	15,578	747,019
NXP Semiconductors NVb	15,788	1,656,161
Philips Lighting NVc	7,697	234,720
PostNL NV	32,642	127,030
Randstad NV	6,639	428,174
RELX NV	43,462	924,977
SBM Offshore NV	15,866	267,028
Unilever NV CVA	73,444	4,210,475
Wolters Kluwer NV	14,904	807,254

		29,358,623
NEW ZEALAND — 0.27%
a2 Milk Co. Ltd.[b]	36,958	316,393
Auckland International Airport Ltd.	52,692	236,869
Contact Energy Ltd.	89,710	340,068
Fisher & Paykel Healthcare Corp. Ltd.	44,422	399,072
Fletcher Building Ltd.	60,503	268,998
Meridian Energy Ltd.	84,902	175,876
Ryman Healthcare Ltd.	55,960	417,952
Spark New Zealand Ltd.	143,842	350,675

		2,505,903
NORWAY — 0.71%
DNB ASA	48,985	920,559
Gjensidige Forsikring ASA	19,904	316,035
Marine Harvest ASA	23,525	512,869
Norsk Hydro ASA	75,481	471,668
Orkla ASA	52,851	490,437
Schibsted ASA Class B	7,017	189,196
Statoil ASA	49,894	1,279,876
Storebrand ASA	40,965	351,300
Subsea 7 SA	19,235	270,598
Telenor ASA	36,505	810,199
TGS NOPEC Geophysical Co. ASA	14,829	470,539
Yara International ASA	10,096	427,225

		6,510,501

Security	Shares	Value
PORTUGAL — 0.19%
Banco Comercial Portugues SA Class Rb	897,886	$301,690
EDP — Energias de Portugal SA	135,046	501,888
Galp Energia SGPS SA	29,704	571,163
Jeronimo Martins SGPS SA	21,834	383,563

		1,758,304
SINGAPORE — 1.27%
Ascendas REIT	125,300	252,672
CapitaLand Commercial Trust	366,042	503,151
CapitaLand Ltd.	123,200	349,860
CapitaLand Mall Trust	192,600	305,472
City Developments Ltd.	29,100	278,462
ComfortDelGro Corp. Ltd.	138,600	235,527
DBS Group Holdings Ltd.	82,800	1,928,592
Genting Singapore PLC	375,100	331,458
Hutchison Port Holdings Trust[a]	448,000	150,080
Jardine Cycle & Carriage Ltd.	8,700	225,114
Keppel Corp. Ltd.	77,200	477,526
NetLink NBN Trust[a,b]	591,700	361,978
Oversea-Chinese Banking Corp. Ltd.	123,900	1,291,356
SATS Ltd.	67,700	283,266
Sembcorp Industries Ltd.	105,900	245,544
Singapore Airlines Ltd.	38,700	318,006
Singapore Exchange Ltd.	29,200	170,253
Singapore Press Holdings Ltd.[a]	38,200	78,474
Singapore Technologies Engineering Ltd.	106,100	279,664
Singapore Telecommunications Ltd.	286,200	760,866
Suntec REIT	288,600	427,216
United Overseas Bank Ltd.[a]	57,300	1,304,348
UOL Group Ltd.	58,000	385,922
Venture Corp. Ltd.	20,200	319,618
Wilmar International Ltd.	96,400	237,351
Yangzijiang Shipbuilding Holdings Ltd.	158,800	140,324

		11,642,100
SPAIN — 2.88%
Abertis Infraestructuras SA	33,814	745,995
Acciona SA	4,117	345,306
Acerinox SA	19,808	278,688
ACS Actividades de Construccion y Servicios SA	16,019	677,976
Aena SME SAc	3,174	656,138
Amadeus IT Group SA	20,912	1,533,638
Banco Bilbao Vizcaya Argentaria SA	315,514	2,565,502
Banco de Sabadell SA	321,625	632,037
Banco Santander SA	757,379	4,916,643
Bankia SA	84,514	372,394
Bankinter SA	56,467	592,179
CaixaBank SA	188,598	920,343
Cellnex Telecom SAc	16,063	431,618
Distribuidora Internacional de Alimentacion SA	52,018	241,965
Enagas SA	1,123	32,753
Endesa SA	12,120	283,642
Ferrovial SA	26,159	560,520

62

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI INTERNATIONAL DEVELOPED MARKETS ETF

April 30, 2018

Security	Shares	Value
Gas Natural SDG SA	10,683	$269,889
Grifols SA	21,253	599,578
Iberdrola SA	256,121	1,985,401
Industria de Diseno Textil SA	47,821	1,489,499
Inmobiliaria Colonial SOCIMI SA	33,523	390,444
International Consolidated Airlines Group SA	41,826	362,431
Mapfre SA	93,523	325,876
Mediaset Espana Comunicacion SA	20,008	192,277
Merlin Properties SOCIMI SA	30,684	474,527
Prosegur Cia. de Seguridad SA	25,817	195,886
Red Electrica Corp. SA	18,673	389,849
Repsol SA	61,133	1,170,694
Siemens Gamesa Renewable Energy SAa	16,061	276,811
Telefonica SA	216,949	2,210,438
Viscofan SA	5,587	371,262

		26,492,199
SWEDEN — 2.62%
Alfa Laval AB	19,058	474,543
Arjo AB Class Bb	55,346	163,639
Assa Abloy AB Class B	45,096	950,095
Atlas Copco AB Class A	28,393	1,117,469
Atlas Copco AB Class B	19,424	693,825
BillerudKorsnas AB	15,096	222,909
Boliden AB	16,058	559,817
Castellum AB	25,578	415,427
Dometic Group ABc	33,076	318,351
Electrolux AB Series B	14,170	374,874
Elekta AB Class B	25,977	295,513
Essity AB Class B	27,324	696,929
Fabege AB	41,537	481,265
Getinge AB Class B	17,160	160,275
Hennes & Mauritz AB Class B	44,504	762,620
Hexagon AB Class B	13,099	761,099
Hexpol AB	21,346	222,176
Husqvarna AB Class B	38,857	375,281
ICA Gruppen AB	7,533	234,787
Industrivarden AB Class C	10,337	218,906
Intrum Justitia ABa	5,758	153,582
Investor AB Class B	19,892	871,626
JM AB	11,451	227,763
Kindred Group PLC	23,366	303,199
Kinnevik AB Class B	15,468	561,009
L E Lundbergforetagen AB Class B	3,366	229,071
Loomis AB Class B	8,366	306,393
Lundin Petroleum ABb	11,346	314,309
Millicom International Cellular SA SDR	5,283	352,885
NCC AB Class B	10,866	200,902
Nibe Industrier AB Class B	45,337	464,623
Nordea Bank AB	135,640	1,386,653
Saab AB Class B	7,694	316,367
Sandvik AB	51,978	891,765
Securitas AB Class B	22,884	371,672
Skandinaviska Enskilda Banken AB Class A	67,730	639,108
Skanska AB Class B	21,820	427,515
SKF AB Class B	19,137	389,722
Svenska Cellulosa AB SCA Class B	28,310	315,124
Svenska Handelsbanken AB Class A	65,769	737,203
Swedbank AB Class A	39,038	852,603

Security	Shares	Value
Swedish Match AB	12,212	$550,329
Tele2 AB Class B	25,384	330,982
Telefonaktiebolaget LM Ericsson Class B	145,670	1,119,641
Telia Co. AB	98,077	484,384
Trelleborg AB Class B	20,618	484,145
Volvo AB Class B	72,646	1,239,710

		24,022,085
SWITZERLAND — 6.52%
ABB Ltd. Registered	80,455	1,888,852
Adecco Group AG Registered	8,078	538,098
Allreal Holding AG Registered	2,609	429,870
ams AG	3,619	301,175
Aryzta AGb	8,785	186,545
Baloise Holding AG Registered	3,944	628,315
Barry Callebaut AG Registered	191	344,799
Chocoladefabriken Lindt & Spruengli AG Participation Certificates NVS	80	515,608
Chocoladefabriken Lindt & Spruengli AG Registered	4	304,677
Cie. Financiere Richemont SA Registered	24,272	2,318,578
Clariant AG Registered	14,904	346,440
Credit Suisse Group AG Registered	117,469	1,993,021
dormakaba Holding AG Class B	478	371,815
Dufry AG Registered[a,b]	3,177	452,046
EMS-Chemie Holding AG Registered	470	291,999
Flughafen Zurich AG Registered	2,598	545,898
GAM Holding AG	13,017	209,345
Geberit AG Registered	1,761	755,350
Georg Fischer AG Registered	403	504,004
Givaudan SA Registered	386	865,273
Gurit Holding AG	294	250,965
Helvetia Holding AG Registered	866	516,591
Idorsia Ltd.[b]	11,659	270,657
Julius Baer Group Ltd.	11,708	700,659
Kuehne + Nagel International AG Registered	1,828	286,231
LafargeHolcim Ltd. Registered	22,639	1,266,082
Logitech International SA Registered	11,222	418,090
Lonza Group AG Registered	4,240	1,045,972
Mobilezone Holding AG Registered	24,971	296,655
Molecular Partners AGb	7,507	195,657
Nestle SA Registered	143,312	11,144,719
Novartis AG Registered	101,518	7,865,876
OC Oerlikon Corp. AG Registered	30,770	501,384
Pargesa Holding SA Bearer	5,000	470,502
Partners Group Holding AG	836	613,551
PSP Swiss Property AG Registered	5,378	504,442
Roche Holding AG NVS	32,481	7,246,620
Schindler Holding AG Participation Certificates NVS	2,421	502,836
Schindler Holding AG Registered	318	63,960
SGS SA Registered	210	512,749
Sika AG Bearer	101	737,681
Sonova Holding AG Registered	2,982	494,640
Straumann Holding AG Registered	770	526,998
Sunrise Communications Group AGc	4,808	379,336
Swatch Group AG (The) Bearer	1,914	925,193
Swiss Life Holding AG Registered	1,737	611,521
Swiss Prime Site AG Registered	4,963	466,519

63

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI INTERNATIONAL DEVELOPED MARKETS ETF

April 30, 2018

Security	Shares	Value
Swiss Re AG	12,023	$1,149,709
Swisscom AG Registered	866	417,297
Temenos Group AG Registered	4,287	542,642
UBS Group AG Registered	161,984	2,744,188
Vifor Pharma AG	2,765	439,232
Zurich Insurance Group AG	6,301	2,021,616

		59,922,478
UNITED KINGDOM — 16.27%
3i Group PLC	51,852	672,475
Admiral Group PLC	12,982	356,363
Aggreko PLC[a]	19,126	192,938
Anglo American PLC	67,153	1,581,078
Antofagasta PLC	24,907	333,588
Ashtead Group PLC	24,041	673,185
ASOS PLC[b]	3,671	295,588
Associated British Foods PLC	16,250	605,207
AstraZeneca PLC	58,567	4,116,449
Auto Trader Group PLC[c]	60,000	291,723
AVEVA Group PLC	6,288	186,553
Aviva PLC	179,401	1,307,148
B&M European Value Retail SA	55,672	310,783
Babcock International Group PLC	28,230	286,098
BAE Systems PLC	132,208	1,112,611
Balfour Beatty PLC	86,922	352,222
Barclays PLC	810,016	2,312,237
Barratt Developments PLC	56,234	432,193
BBA Aviation PLC	84,066	370,291
Beazley PLC	68,496	558,039
Bellway PLC	7,116	325,008
Berkeley Group Holdings PLC	7,404	415,258
BHP Billiton PLC	99,680	2,119,823
BP PLC	898,451	6,657,649
British American Tobacco PLC	107,447	5,918,204
British Land Co. PLC (The)	45,972	425,760
BT Group PLC	396,112	1,360,961
BTG PLC[b]	48,936	461,030
Bunzl PLC	16,250	472,483
Burberry Group PLC	20,963	526,506
Burford Capital Ltd.	11,456	227,216
Capital & Counties Properties PLC	76,493	303,746
Carnival PLC	7,886	513,219
Centamin PLC	92,741	200,227
Centrica PLC	284,717	603,134
Close Brothers Group PLC	16,636	351,953
Cobham PLC[b]	183,843	291,452
Coca-Cola European Partners PLC NVS	14,640	573,888
Coca-Cola HBC AGb	10,578	356,081
Compass Group PLC	65,001	1,396,654
ConvaTec Group PLC[c]	67,411	201,667
Croda International PLC	6,732	413,638
CYBG PLC[a]	79,710	331,781
Daily Mail & General Trust PLC Class A NVS	27,695	257,102
DCC PLC	4,520	435,793
Derwent London PLC	7,020	308,441
Diageo PLC	112,517	4,012,310
Direct Line Insurance Group PLC	60,002	309,336
Dixons Carphone PLC	82,018	229,324
Domino’s Pizza Group PLC	41,755	208,938

Security	Shares	Value
DS Smith PLC	53,582	$385,537
easyJet PLC	9,182	201,085
Electrocomponents PLC	43,076	361,324
Experian PLC	39,326	902,942
Ferguson PLC	9,904	761,183
Fevertree Drinks PLC	7,397	288,939
Fresnillo PLC	15,772	276,975
G4S PLC	89,230	318,190
GlaxoSmithKline PLC	224,289	4,514,621
Glencore PLC	590,912	2,854,321
Great Portland Estates PLC	32,909	316,112
Greencore Group PLC[a]	97,019	212,136
Greene King PLC	40,000	301,364
GVC Holdings PLC	39,530	485,936
Halma PLC	27,116	456,769
Hammerson PLC	59,513	450,017
Hargreaves Lansdown PLC	16,638	410,088
Hays PLC	123,554	305,127
Hikma Pharmaceuticals PLC	13,046	231,440
Hiscox Ltd.	30,866	633,023
HomeServe PLC	22,908	233,487
Hostelworld Group PLC[c]	28,755	160,403
Howden Joinery Group PLC	46,634	306,191
HSBC Holdings PLC	931,300	9,304,893
IG Group Holdings PLC	23,756	271,579
IMI PLC	21,346	321,058
Imperial Brands PLC	43,331	1,554,416
Inchcape PLC	32,433	324,539
Indivior PLC[b]	51,390	320,713
Informa PLC	40,962	416,936
InterContinental Hotels Group PLC	8,536	539,531
Intermediate Capital Group PLC	34,425	514,930
Intertek Group PLC	8,366	564,738
Intu Properties PLC	58,556	157,514
Investec PLC	47,333	376,431
ITV PLC	188,498	393,725
J Sainsbury PLC	101,201	430,713
John Wood Group PLC	41,826	327,565
Johnson Matthey PLC	9,853	447,030
Jupiter Fund Management PLC	69,300	434,776
Just Eat PLC[b]	36,730	391,466
Kainos Group PLC	63,083	317,139
KAZ Minerals PLC[b]	16,261	206,143
Kingfisher PLC	118,283	494,942
Land Securities Group PLC	34,352	467,659
Legal & General Group PLC	239,032	888,923
Lloyds Banking Group PLC	3,336,065	2,971,081
London Stock Exchange Group PLC	14,508	859,251
Man Group PLC	144,132	359,719
Marks & Spencer Group PLC	86,730	343,679
Mediclinic International PLC	17,368	160,515
Meggitt PLC	67,699	440,490
Melrose Industries PLC	261,611	821,552
Merlin Entertainments PLC[c]	41,730	211,400
Metro Bank PLC[b]	5,578	253,688
Micro Focus International PLC	23,185	400,131
Mondi PLC	17,713	494,283

64

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI INTERNATIONAL DEVELOPED MARKETS ETF

April 30, 2018

Security	Shares	Value
Moneysupermarket.com Group PLC	64,806	$267,514
National Grid PLC	139,154	1,615,342
NEX Group PLC	20,792	282,942
Next PLC	7,694	556,996
NMC Health PLC	5,386	264,689
Ocado Group PLC[a,b]	29,614	219,607
Old Mutual PLC	250,932	869,583
Pearson PLC	41,538	477,037
Pennon Group PLC	25,581	243,890
Persimmon PLC	16,887	631,490
Phoenix Group Holdings	38,366	415,878
Playtech PLC	25,028	279,433
Prudential PLC	114,526	2,956,881
Randgold Resources Ltd.	5,442	439,838
Reckitt Benckiser Group PLC	30,838	2,421,908
RELX PLC	43,846	938,782
Rentokil Initial PLC	140,766	595,224
Rightmove PLC	6,924	435,354
Rio Tinto PLC	55,939	3,040,297
Rolls-Royce Holdings PLC	82,306	952,259
Rolls-Royce Holdings PLC New[b,e]	6,012,209	8,281
Rotork PLC	64,168	290,776
Royal Bank of Scotland Group PLC[b]	171,081	636,695
Royal Dutch Shell PLC Class A	214,037	7,461,484
Royal Dutch Shell PLC Class B	178,014	6,378,554
Royal Mail PLC	59,518	476,451
RPC Group PLC	25,099	273,380
RSA Insurance Group PLC	48,654	440,547
Sage Group PLC (The)	60,100	525,810
Schroders PLC	5,941	270,115
Segro PLC	67,307	599,062
Severn Trent PLC	11,220	299,805
Shaftesbury PLC	28,078	390,986
Shire PLC	43,670	2,325,355
Sky PLC	49,209	933,981
Smith & Nephew PLC	37,590	722,773
Smiths Group PLC	19,424	427,389
Spectris PLC	9,232	342,052
Spirax-Sarco Engineering PLC	6,444	511,681
SSE PLC	40,935	778,633
SSP Group PLC	59,462	534,152
St. James’s Place PLC	28,603	447,739
Standard Chartered PLC	158,606	1,675,557
Standard Life Aberdeen PLC	136,157	685,068
Stock Spirits Group PLC	49,222	169,151
Tate & Lyle PLC	29,523	233,652
Taylor Wimpey PLC	184,007	485,975
Tesco PLC	485,098	1,576,165
Thomas Cook Group PLC	121,127	206,207
TP ICAP PLC	44,904	291,430
Travis Perkins PLC	15,096	263,856
TUI AG	25,192	570,959
Tullow Oil PLC[b]	99,233	311,217
UBM PLC	32,980	439,714
UDG Healthcare PLC	37,550	473,233
Unilever PLC	58,965	3,311,559
United Utilities Group PLC	29,831	305,364
Vodafone Group PLC	1,216,894	3,546,604
Weir Group PLC (The)	14,896	438,243
WH Smith PLC	17,946	482,247

Security	Shares	Value
Whitbread PLC	8,366	$493,296
William Hill PLC	84,710	341,625
Wm Morrison Supermarkets PLC	127,113	425,617
WPP PLC	59,956	1,030,190

		149,443,283

TOTAL COMMON STOCKS (Cost: $892,730,461)		907,584,150

PREFERRED STOCKS — 0.55%

GERMANY — 0.51%
Bayerische Motoren Werke AG NVS, Preference Shares	2,694	261,042
Fuchs Petrolub SE NVS, Preference Shares	8,438	454,076
Henkel AG & Co. KGaA NVS, Preference Shares	6,505	828,374
Porsche Automobil Holding SE NVS, Preference Shares	9,120	780,129
Sartorius AG NVS, Preference Shares	3,065	473,260
Schaeffler AG NVS, Preference Shares	9,521	147,990
Volkswagen AG NVS, Preference Shares	8,156	1,693,324

		4,638,195
ITALY — 0.04%
Telecom Italia SpA/Milano NVS, Preference Shares	445,950	384,162

		384,162

TOTAL PREFERRED STOCKS (Cost: $4,623,347)		5,022,357

SHORT-TERM INVESTMENTS — 0.91%

MONEY MARKET FUNDS — 0.91%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.93%[f,g,h]	8,258,506	8,259,332
BlackRock Cash Funds: Treasury, SL Agency Shares
1.61%[f,g]	60,168	60,168

		8,319,500

TOTAL SHORT-TERM INVESTMENTS (Cost: $8,318,899)		8,319,500

TOTAL INVESTMENTS IN SECURITIES — 100.24% (Cost: $905,672,707)		920,926,007
Other Assets, Less Liabilities — (0.24)%		(2,167,225)

NET ASSETS — 100.00%		$918,758,782

ADR — American Depositary Receipts

NVS — Non-Voting Shares

SDR — Swedish Depositary Receipts

[a]	All or a portion of this security is on loan.
[b]	Non-income producing security.
[c]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
[d]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[e]	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
[f]	Affiliate of the Fund.
[g]	Annualized 7-day yield as of period end.
[h]	All or a portion of this security was purchased with cash collateral received from loaned securities.

65

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI INTERNATIONAL DEVELOPED MARKETS ETF

April 30, 2018

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended April 30, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated issuer	Shares held at 07/31/17	Shares purchased		Shares sold	Shares held at 04/30/18	Value at 04/30/18	Income		Net realized gain (loss)	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	101,027	8,157,479	[a]	—	8,258,506	$8,259,332	$69,038	[b]	$(1,266)	$601
BlackRock Cash Funds: Treasury, SL Agency Shares	28,216	31,952	[a]	—	60,168	60,168	8,259		—	—

						$8,319,500	$77,297		$(1,266)	$601

[a]	Net of purchases and sales.
[b]	Includes the Fund’s portion of securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities.

Futures Contracts

Futures contracts outstanding as of April 30, 2018 were as follows:

Description	Number of contracts	Expiration date	Notional amount (000)	Value / unrealized appreciation (depreciation)
Long Contracts
MSCI EAFE E-Mini	62	Jun 2018	$6,282	$51,974
S&P/TSX 60 Index	4	Jun 2018	574	9,284

Total				$61,258

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common stocks	$907,575,869	$—	$8,281	$907,584,150
Preferred stocks	5,022,357	—	—	5,022,357
Money market funds	8,319,500	—	—	8,319,500

Total	$920,917,726	$—	$8,281	$920,926,007

Derivative financial instruments[a]
Assets
Futures contracts	$61,258	$—	$—	$61,258

Total	$61,258	$—	$—	$61,258

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

66

Schedule of Investments (Unaudited)

iSHARES® CORE MSCI PACIFIC ETF

April 30, 2018

Security	Shares	Value
COMMON STOCKS — 99.02%

AUSTRALIA — 17.58%
Abacus Property Group	82,753	$226,127
Accent Group Ltd.	98,359	93,179
Adelaide Brighton Ltd.	76,900	373,829
AGL Energy Ltd.	93,301	1,530,405
Ainsworth Game Technology Ltd.	52,824	76,160
ALS Ltd.	76,779	452,061
Altium Ltd.	15,456	237,073
Alumina Ltd.	415,926	828,859
Amcor Ltd./Australia	159,305	1,651,051
AMP Ltd.	408,192	1,244,819
Ansell Ltd.	23,020	453,183
APA Group	157,487	992,640
ARB Corp. Ltd.	12,533	196,590
Ardent Leisure Group	69,622	99,327
Aristocrat Leisure Ltd.	78,547	1,590,189
Asaleo Care Ltd.	88,518	86,863
ASX Ltd.	27,210	1,204,229
Aurizon Holdings Ltd.	294,358	999,882
AusNet Services	227,057	294,797
Austal Ltd.	79,938	107,106
Australia & New Zealand Banking Group Ltd.	402,028	8,145,154
Australian Agricultural Co. Ltd.[a,b]	100,415	83,378
Australian Pharmaceutical Industries Ltd.	93,773	95,913
Automotive Holdings Group Ltd.	62,886	160,447
Aveo Group	82,585	163,329
Bank of Queensland Ltd.	62,786	476,784
Bapcor Ltd.	52,362	233,200
Beach Energy Ltd.	408,347	487,020
Bellamy’s Australia Ltd.[a]	18,174	248,445
Bendigo & Adelaide Bank Ltd.	65,443	524,624
BHP Billiton Ltd.	426,575	9,965,901
Blackmores Ltd.[b]	2,554	227,433
BlueScope Steel Ltd.	87,767	1,093,802
Boral Ltd.	158,075	820,941
Brambles Ltd.	224,147	1,669,977
Breville Group Ltd.	20,873	179,461
Brickworks Ltd.	19,446	234,861
BT Investment Management Ltd.	26,708	185,275
BWP Trust	106,153	250,806
Caltex Australia Ltd.	38,766	907,723
carsales.com Ltd.	34,828	376,997
Cedar Woods Properties Ltd.	22,072	101,966
Challenger Ltd./Australia	78,948	643,614
Charter Hall Group	47,687	212,379
Charter Hall Retail REIT	75,936	226,415
CIMIC Group Ltd.	17,404	596,307
Cleanaway Waste Management Ltd.	328,544	393,082
Coca-Cola Amatil Ltd.	77,717	544,995
Cochlear Ltd.	8,112	1,188,296
Commonwealth Bank of Australia	235,560	12,770,487
Computershare Ltd.	66,344	851,356
Corporate Travel Management Ltd.	11,252	211,320
Costa Group Holdings Ltd.	71,373	391,139
Credit Corp. Group Ltd.	9,765	132,385
Cromwell Property Group	186,536	152,775

Security	Shares	Value
Crown Resorts Ltd.	51,808	$506,830
CSL Ltd.	64,779	8,330,333
CSR Ltd.	78,850	335,692
Dexus	131,814	944,253
Domain Holdings Australia Ltd.	49,956	116,522
Domino’s Pizza Enterprises Ltd.[b]	10,368	330,034
Donaco International Ltd.	226,047	43,511
Downer EDI Ltd.	84,999	440,789
DuluxGroup Ltd.	84,199	493,207
Eclipx Group Ltd.	59,707	146,477
Estia Health Ltd.	31,575	84,850
Evolution Mining Ltd.	220,017	533,116
Fairfax Media Ltd.	337,941	182,393
FlexiGroup Ltd./Australia	106,853	166,155
Flight Centre Travel Group Ltd.	7,831	330,438
Fortescue Metals Group Ltd.	223,480	769,244
G8 Education Ltd.	57,190	97,564
Galaxy Resources Ltd.[a,b]	77,423	178,835
Gateway Lifestyle	83,593	125,569
GDI Property Group	215,024	202,888
Genworth Mortgage Insurance Australia Ltd.	52,695	92,282
Goodman Group	240,099	1,643,835
GPT Group (The)	233,055	851,460
GrainCorp Ltd. Class A	36,382	244,146
Greencross Ltd.	33,088	132,625
Growthpoint Properties Australia Ltd.	27,784	72,146
GUD Holdings Ltd.	14,886	142,369
GWA Group Ltd.	54,817	159,308
Harvey Norman Holdings Ltd.	92,831	246,659
Healthscope Ltd.	211,383	387,737
HT&E Ltd.[b]	65,272	116,278
Iluka Resources Ltd.	66,138	586,610
Incitec Pivot Ltd.	240,248	689,134
Independence Group NLb	82,775	323,035
Insurance Australia Group Ltd.	334,617	1,995,426
Investa Office Fund	116,066	384,618
InvoCare Ltd.	21,022	206,766
IOOF Holdings Ltd.	39,511	267,529
IPH Ltd.	22,544	62,283
Iress Ltd.	32,285	255,157
James Hardie Industries PLC	63,364	1,129,273
Japara Healthcare Ltd.[b]	24,462	35,084
JB Hi-Fi Ltd.	20,062	389,195
Karoon Gas Australia Ltd.[a,b]	65,032	62,098
LendLease Group	74,160	1,001,476
Macquarie Atlas Roads Group	115,005	558,198
Macquarie Group Ltd.	40,100	3,289,989
Magellan Financial Group Ltd.	19,399	342,068
Mantra Group Ltd.	46,573	138,865
Mayne Pharma Group Ltd.[a,b]	228,585	117,332
McMillan Shakespeare Ltd.	12,080	153,922
Medibank Pvt Ltd.	401,962	889,023
Metcash Ltd.	167,761	455,884
Mineral Resources Ltd.	28,949	393,339
Mirvac Group	501,320	847,664
Monadelphous Group Ltd.	18,349	223,689
Myer Holdings Ltd.	225,141	65,430

67

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI PACIFIC ETF

April 30, 2018

Security	Shares	Value
MYOB Group Ltd.	73,395	$180,057
National Australia Bank Ltd.	362,249	7,916,191
Navitas Ltd.	51,714	167,075
Newcrest Mining Ltd.	110,079	1,757,419
NEXTDC Ltd.[a]	81,694	424,883
Nine Entertainment Co. Holdings Ltd.	107,196	190,964
Northern Star Resources Ltd.	81,368	392,478
Nufarm Ltd./Australia	47,934	329,989
OFX Group Ltd.	62,768	85,522
Oil Search Ltd.	195,696	1,158,133
Orica Ltd.	53,749	806,580
Origin Energy Ltd.[a]	240,344	1,768,880
Orocobre Ltd.[a,b]	40,906	174,460
Orora Ltd.	201,910	509,055
OZ Minerals Ltd.	39,583	276,383
Pact Group Holdings Ltd.	56,172	240,840
Perpetual Ltd.	7,392	224,812
Pilbara Minerals Ltd.[a,b]	344,677	239,365
Platinum Asset Management Ltd.	42,560	181,835
Premier Investments Ltd.	25,625	304,653
Primary Health Care Ltd.	62,636	180,140
QBE Insurance Group Ltd.	182,055	1,368,745
Qube Holdings Ltd.	135,380	235,041
Quintis Ltd.[a,b,c]	56,238	—
Ramsay Health Care Ltd.	18,787	917,392
REA Group Ltd.	9,794	597,798
Regis Healthcare Ltd.	25,729	74,384
Regis Resources Ltd.	92,007	327,811
Rio Tinto Ltd.	53,152	3,204,125
Sandfire Resources NL	36,978	221,628
Santos Ltd.[a]	280,882	1,301,825
Saracen Mineral Holdings Ltd.[a]	215,242	307,078
Scentre Group	676,020	2,056,483
Seek Ltd.	46,514	682,208
Select Harvests Ltd.	15,660	73,881
Seven West Media Ltd.	197,811	82,871
SG Fleet Group Ltd.	33,008	88,203
Shopping Centres Australasia Property Group	144,112	258,903
Sigma Healthcare Ltd.	229,913	134,501
Sims Metal Management Ltd.	28,998	354,385
Sirtex Medical Ltd.	11,739	246,518
Sonic Healthcare Ltd.	51,784	923,285
South32 Ltd.	728,273	2,045,020
Southern Cross Media Group Ltd.	170,781	148,896
Spark Infrastructure Group	237,531	421,355
St. Barbara Ltd.	90,826	292,751
Star Entertainment Grp Ltd. (The)	115,987	462,279
Steadfast Group Ltd.	157,862	327,696
Stockland	318,722	996,031
Suncorp Group Ltd.	168,597	1,784,261
Super Retail Group Ltd.	33,069	179,977
Sydney Airport	148,118	797,183
Syrah Resources Ltd.[a,b]	59,252	143,572
Tabcorp Holdings Ltd.	292,961	968,600
Tassal Group Ltd.	38,468	112,666
Technology One Ltd.	61,422	229,967
Telstra Corp. Ltd.	482,511	1,158,230
Tox Free Solutions Ltd.	69,589	180,701
TPG Telecom Ltd.[b]	59,895	252,281
Transurban Group	296,354	2,594,952

Security	Shares	Value
Treasury Wine Estates Ltd.	105,939	$1,524,990
Vicinity Centres	373,256	687,475
Village Roadshow Ltd.[a]	31,106	50,718
Virtus Health Ltd.	24,216	103,279
Vocus Group Ltd.	93,898	173,653
Wesfarmers Ltd.	152,428	5,036,186
Western Areas Ltd.[b]	71,876	188,267
Westfield Corp.	230,640	1,601,707
Westgold Resources Ltd.[a,b]	66,695	74,762
Westpac Banking Corp.	457,739	9,895,812
Whitehaven Coal Ltd.	102,476	357,375
Woodside Petroleum Ltd.	127,041	3,089,797
Woolworths Group Ltd.	176,146	3,704,370
WorleyParsons Ltd.	34,247	420,343

		161,968,919
HONG KONG — 9.15%
AIA Group Ltd.	1,691,200	15,234,968
ASM Pacific Technology Ltd.	45,300	623,375
Bank of East Asia Ltd. (The)	181,200	798,843
BOC Hong Kong Holdings Ltd.	528,500	2,750,833
Brightoil Petroleum Holdings Ltd.[a,b,c]	804,000	131,127
Champion REIT	306,000	216,782
China LNG Group Ltd.[a,b]	614,000	86,840
Citic Telecom International Holdings Ltd.	453,000	133,910
CK Asset Holdings Ltd.	382,572	3,317,176
CK Hutchison Holdings Ltd.	382,572	4,538,267
CK Infrastructure Holdings Ltd.	153,000	1,210,627
CK Life Sciences International Holdings Inc.	1,208,000	87,734
CLP Holdings Ltd.	229,500	2,383,238
Dah Sing Banking Group Ltd.	181,200	431,745
Esprit Holdings Ltd.[a,b]	330,800	114,647
First Pacific Co. Ltd./Hong Kong	614,000	316,065
G-Resources Group Ltd.[a]	4,479,000	37,096
Galaxy Entertainment Group Ltd.	306,000	2,705,877
Giordano International Ltd.	312,000	191,615
Global Brands Group Holding Ltd.[a,b]	1,208,065	60,032
Guotai Junan International Holdings Ltd.[b]	307,000	92,707
Haitong International Securities Group Ltd.	307,000	180,721
Hang Lung Properties Ltd.	307,000	729,141
Hang Seng Bank Ltd.	105,700	2,688,207
Henderson Land Development Co. Ltd.	193,695	1,235,235
HKBN Ltd.	226,500	317,459
HKT Trust & HKT Ltd.	459,720	605,677
Hong Kong & China Gas Co. Ltd.	1,227,924	2,572,175
Hong Kong Exchanges & Clearing Ltd.[b]	171,100	5,607,227
Hongkong Land Holdings Ltd.	166,100	1,204,225
Hopewell Holdings Ltd.	78,000	277,782
Hsin Chong Group Holdings Ltd.[c]	1,002,000	33,195
Hutchison Telecommunications Hong Kong Holdings Ltd.[b]	312,000	115,287
Hysan Development Co. Ltd.	153,000	893,836
Jardine Matheson Holdings Ltd.	30,600	1,858,338
Jardine Strategic Holdings Ltd.	31,100	1,181,800
Johnson Electric Holdings Ltd.	78,250	273,188
Kerry Logistics Network Ltd.	153,500	234,702
Kerry Properties Ltd.	78,000	374,682

68

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI PACIFIC ETF

April 30, 2018

Security	Shares	Value
Landing International Development Ltd.[a]	13,710,000	$314,440
Langham Hospitality Investments and Langham Hospitality Investments Ltd.	153,500	64,347
Li & Fung Ltd.	906,000	458,296
Link REIT	306,000	2,713,675
Macau Legend Development Ltd.[a]	604,000	96,200
Man Wah Holdings Ltd.[b]	241,600	179,778
Melco International Development Ltd.	156,000	583,391
Melco Resorts & Entertainment Ltd. ADR	40,339	1,258,980
MGM China Holdings Ltd.	181,200	501,009
MTR Corp. Ltd.	229,500	1,293,967
New World Development Co. Ltd.	765,000	1,130,698
NewOcean Energy Holdings Ltd.[a]	312,000	72,750
NWS Holdings Ltd.	307,000	607,096
Pacific Basin Shipping Ltd.[a]	730,000	195,330
Pacific Textiles Holdings Ltd.	156,000	143,115
PCCW Ltd.	604,000	374,794
Power Assets Holdings Ltd.	229,500	1,709,206
Sa Sa International Holdings Ltd.	312,000	194,795
Sands China Ltd.	306,000	1,783,773
Shangri-La Asia Ltd.	306,000	601,219
Shun Tak Holdings Ltd.	614,000	254,260
Sino Land Co. Ltd.	306,000	529,479
SITC International Holdings Co. Ltd.	307,000	328,583
SJM Holdings Ltd.	306,000	308,797
SmarTone Telecommunications Holdings Ltd.[b]	78,000	82,688
Sun Hung Kai & Co. Ltd.	156,000	96,602
Sun Hung Kai Properties Ltd.	156,000	2,520,409
SUNeVision Holdings Ltd.	604,000	359,402
Sunlight REIT	307,000	208,102
Swire Pacific Ltd. Class A	76,500	760,297
Swire Properties Ltd.	181,200	645,308
Techtronic Industries Co. Ltd.	229,500	1,356,838
Television Broadcasts Ltd.	45,900	146,211
Town Health International Medical Group Ltd.[b,c]	632,000	4,026
Value Partners Group Ltd.	175,000	167,235
VTech Holdings Ltd.	30,700	376,110
WH Group Ltd.[d]	1,355,500	1,414,525
Wharf Holdings Ltd. (The)	153,000	511,738
Wharf Real Estate Investment Co. Ltd.	153,000	1,150,193
Wheelock & Co. Ltd.	153,000	1,141,420
Wynn Macau Ltd.	302,000	1,129,386
Xinyi Glass Holdings Ltd.[b]	312,000	454,787
Yue Yuen Industrial Holdings Ltd.	78,000	222,126

		84,291,762
JAPAN — 67.64%
Acom Co. Ltd.[b]	75,500	342,225
ADEKA Corp.	15,600	277,143
Advance Residence Investment Corp.	156	401,886
Advantest Corp.	30,700	735,061
Aeon Co. Ltd.	90,600	1,811,172
AEON Financial Service Co. Ltd.	15,600	365,818
Aeon Mall Co. Ltd.	30,700	622,276
AEON REIT Investment Corp.	307	318,433
Aica Kogyo Co. Ltd.	15,300	576,066
Aida Engineering Ltd.	30,700	359,394
Aiful Corp.[a]	75,500	255,289
Aisin Seiki Co. Ltd.	30,600	1,661,083
Ajinomoto Co. Inc.	76,500	1,402,413

Security	Shares	Value
Alfresa Holdings Corp.	30,700	$677,827
Alpine Electronics Inc.	15,600	295,962
Alps Electric Co. Ltd.	30,700	681,194
Amada Holdings Co. Ltd.	60,400	726,953
Amano Corp.	30,700	763,397
ANA Holdings Inc.	15,300	606,827
Anritsu Corp.	30,700	404,003
AOKI Holdings Inc.	15,600	239,079
Aozora Bank Ltd.	15,300	618,711
Asahi Diamond Industrial Co. Ltd.	15,600	150,262
Asahi Glass Co. Ltd.	30,600	1,269,582
Asahi Group Holdings Ltd.	61,200	3,096,214
Asahi Intecc Co. Ltd.	30,600	1,072,433
Asahi Kasei Corp.	153,000	2,107,814
Asics Corp.	30,700	581,315
Astellas Pharma Inc.	300,500	4,408,981
Autobacs Seven Co. Ltd.	15,600	295,106
Azbil Corp.	15,300	713,091
Bandai Namco Holdings Inc.	30,600	1,038,876
Bank of Saga Ltd. (The)	15,600	358,119
Bank of the Ryukyus Ltd.	15,600	239,221
Benesse Holdings Inc.	15,300	557,889
Bic Camera Inc.	30,700	504,442
Bridgestone Corp.	91,800	3,849,853
Brother Industries Ltd.	45,300	975,342
Calbee Inc.	15,300	515,942
Canon Inc.	153,000	5,299,246
Canon Marketing Japan Inc.	15,600	338,588
Capcom Co. Ltd.	30,600	588,090
Casio Computer Co. Ltd.	30,700	458,150
Cawachi Ltd.	15,600	363,252
Central Japan Railway Co.	24,400	4,898,954
Chiba Bank Ltd. (The)	153,000	1,236,025
Chubu Electric Power Co. Inc.	90,600	1,418,717
Chugai Pharmaceutical Co. Ltd.	30,600	1,616,340
Chugoku Bank Ltd. (The)	29,500	342,650
Chugoku Electric Power Co. Inc. (The)	45,300	567,156
Citizen Watch Co. Ltd.	45,300	339,465
CKD Corp.	30,700	647,246
Coca-Cola Bottlers Japan Holdings Inc.	30,625	1,318,197
Colowide Co. Ltd.[b]	30,700	781,072
COMSYS Holdings Corp.	15,600	434,818
Concordia Financial Group Ltd.	168,300	979,731
Corona Corp.	30,700	363,602
Cosmo Energy Holdings Co. Ltd.	15,300	505,456
Credit Saison Co. Ltd.	15,500	278,058
CyberAgent Inc.[b]	15,300	844,524
CYBERDYNE Inc.[a,b]	30,700	393,061
D.A. Consortium Holdings Inc.[a]	15,600	325,757
Dai Nippon Printing Co. Ltd.	45,900	989,099
Dai-ichi Life Holdings Inc.	151,000	2,999,991
Daibiru Corp.	15,600	186,045
Daifuku Co. Ltd.	30,600	1,644,304
Daiichi Sankyo Co. Ltd.	91,800	3,145,990
Daikin Industries Ltd.	30,700	3,592,538
Daikyonishikawa Corp.	15,600	280,992
Daio Paper Corp.	15,600	218,835

69

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI PACIFIC ETF

April 30, 2018

Security	Shares	Value
Daiseki Co. Ltd.	15,600	$486,141
Daito Trust Construction Co. Ltd.	12,700	2,118,698
Daiwa House Industry Co. Ltd.	91,800	3,364,112
Daiwa House REIT Investment Corp.	156	372,090
Daiwa Securities Group Inc.	306,000	1,881,162
DCM Holdings Co. Ltd.	30,700	305,808
DeNA Co. Ltd.	15,600	297,245
Denso Corp.	61,200	3,219,257
Dentsu Inc.	30,600	1,448,554
DIC Corp.	15,300	520,137
Disco Corp.	4,200	740,014
DMG Mori Co. Ltd.	15,600	293,253
Don Quijote Holdings Co. Ltd.	15,300	824,949
Duskin Co. Ltd.	15,600	393,332
East Japan Railway Co.	45,900	4,400,192
EDION Corp.	30,700	360,797
Eighteenth Bank Ltd. (The)	156,000	413,434
Eiken Chemical Co. Ltd.	30,600	723,718
Eisai Co. Ltd.	30,600	2,053,982
Electric Power Development Co. Ltd.	15,600	424,554
EPS Holdings Inc.	15,600	317,916
Euglena Co. Ltd.[a,b]	45,300	416,880
FamilyMart UNY Holdings Co. Ltd.	15,300	1,486,306
Fancl Corp.	15,600	613,023
FANUC Corp.	30,600	6,588,403
Fast Retailing Co. Ltd.	7,800	3,436,491
FCC Co. Ltd.	15,600	441,947
Financial Products Group Co. Ltd.	15,600	199,161
Fudo Tetra Corp.	75,500	129,024
Fuji Corp./Aichi	30,700	551,857
Fuji Electric Co. Ltd.	153,000	1,096,203
Fuji Oil Holdings Inc.	15,600	501,110
FUJIFILM Holdings Corp.	61,200	2,463,660
Fujitec Co. Ltd.	15,600	216,839
Fujitsu Ltd.	306,000	1,862,147
Fukuoka Financial Group Inc.	153,000	819,356
Fukuoka REIT Corp.	156	241,360
Furukawa Electric Co. Ltd.	15,300	755,038
Glory Ltd.	15,300	527,128
GLP J-REIT	453	486,429
GMO Internet Inc.	15,600	287,265
Godo Steel Ltd.[b]	15,600	366,103
Gree Inc.	30,700	169,737
GungHo Online Entertainment Inc.	120,800	365,408
Hachijuni Bank Ltd. (The)	90,600	479,391
Hakuhodo DY Holdings Inc.	60,400	845,076
Hamamatsu Photonics KK	30,600	1,180,096
Hankyu Hanshin Holdings Inc.	30,600	1,206,662
Haseko Corp.	45,300	714,119
Hazama Ando Corp.	30,600	246,646
Heiwa Real Estate REIT Inc.	307	293,744
Heiwado Co. Ltd.	15,600	372,090
Hino Motors Ltd.	45,300	553,494
Hisamitsu Pharmaceutical Co. Inc.	15,300	1,192,680
Hitachi Chemical Co. Ltd.	15,600	343,008
Hitachi Construction Machinery Co. Ltd.	15,300	557,190
Hitachi High-Technologies Corp.	15,300	714,489
Hitachi Ltd.	755,000	5,530,802
Hitachi Transport System Ltd.	15,600	417,853
Hitachi Zosen Corp.	45,300	246,319

Security	Shares	Value
Hokkaido Electric Power Co. Inc.	30,700	$203,685
Hokuetsu Kishu Paper Co. Ltd.	15,300	95,638
Hokuhoku Financial Group Inc.	30,700	455,064
Hokuriku Electric Power Co.[a,b]	30,700	313,383
Honda Motor Co. Ltd.	244,800	8,427,339
House Foods Group Inc.	15,300	539,013
Hoya Corp.	61,200	3,278,541
Hulic Co. Ltd.	45,300	487,257
Hulic Reit Inc.	156	240,790
Ibiden Co. Ltd.	15,600	258,182
Ichigo Inc.[b]	90,600	404,047
Ichigo Office REIT Investment	307	228,093
Ichiyoshi Securities Co. Ltd.	15,600	191,605
Idemitsu Kosan Co. Ltd.	15,300	599,136
IDOM Inc.	15,600	112,910
IHI Corp.	15,300	501,960
Iida Group Holdings Co. Ltd.	30,700	600,674
Iino Kaiun Kaisha Ltd.	45,300	225,620
Inpex Corp.	135,900	1,741,830
Invesco Office J-Reit Inc.	1,248	157,618
Invincible Investment Corp.	604	269,916
Isetan Mitsukoshi Holdings Ltd.	60,400	672,307
Istyle Inc.	15,600	207,857
Isuzu Motors Ltd.	76,500	1,170,308
Ito En Ltd.	15,300	611,021
ITOCHU Corp.	225,400	4,519,329
Itochu-Shokuhin Co. Ltd.	15,300	852,913
Itoham Yonekyu Holdings Inc.	45,300	411,912
Itoki Corp.	15,600	104,784
Iyo Bank Ltd. (The)	45,300	358,923
J Front Retailing Co. Ltd.	45,300	734,818
J Trust Co. Ltd.	15,600	110,344
JAC Recruitment Co. Ltd.	15,600	317,774
Japan Airlines Co. Ltd.	15,300	602,632
Japan Display Inc.[a,b]	90,600	120,055
Japan Excellent Inc.	307	398,953
Japan Exchange Group Inc.	76,500	1,419,191
Japan Hotel REIT Investment Corp.	755	571,295
Japan Logistics Fund Inc.	156	316,063
Japan Post Bank Co. Ltd.	60,400	821,341
Japan Post Holdings Co. Ltd.	214,200	2,603,482
Japan Prime Realty Investment Corp.	153	555,093
Japan Real Estate Investment Corp.	153	794,188
Japan Rental Housing Investments Inc.	307	239,035
Japan Retail Fund Investment Corp.	453	848,663
Japan Securities Finance Co. Ltd.	30,700	202,001
Japan Tobacco Inc.	153,000	4,105,867
JFE Holdings Inc.	75,500	1,555,538
Jimoto Holdings Inc.	151,000	263,569
JSP Corp.	15,300	495,668
JSR Corp.	30,700	579,351
JTEKT Corp.	30,700	497,990
JXTG Holdings Inc.	428,400	2,796,883
Kadokawa Dwango[a]	15,600	161,382
Kagome Co. Ltd.	30,600	1,103,194
Kajima Corp.	153,000	1,475,120
Kakaku.com Inc.	30,700	586,646

70

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI PACIFIC ETF

April 30, 2018

Security	Shares	Value
Kamei Corp.	30,700	$425,886
Kansai Electric Power Co. Inc. (The)	105,700	1,477,916
Kansai Paint Co. Ltd.	30,600	689,042
Kao Corp.	75,500	5,419,717
Kawasaki Heavy Industries Ltd.	15,300	513,146
Kawasaki Kisen Kaisha Ltd.[a,b]	15,600	360,685
KDDI Corp.	255,300	6,852,329
Keikyu Corp.	30,600	561,245
Keio Corp.	30,600	1,401,014
Keiyo Co. Ltd.	62,100	324,049
Kenedix Inc.	60,400	349,953
Kewpie Corp.	15,600	363,679
KEY Coffee Inc.	15,600	310,503
Keyence Corp.	15,300	9,363,866
Kikkoman Corp.	37,800	1,639,123
Kintetsu Group Holdings Co. Ltd.	30,600	1,245,812
Kirin Holdings Co. Ltd.	122,400	3,437,379
Kitz Corp.	30,700	257,271
Kiyo Bank Ltd. (The)	30,700	500,234
Kobe Steel Ltd.	45,300	468,628
Koei Tecmo Holdings Co. Ltd.	15,600	322,051
Kohnan Shoji Co. Ltd.	15,600	407,019
Koito Manufacturing Co. Ltd.	15,300	1,027,690
Kokuyo Co. Ltd.	30,700	553,820
Komatsu Ltd.	137,700	4,718,986
Komori Corp.	15,600	198,876
Konami Holdings Corp.	15,300	752,241
Konica Minolta Inc.	75,500	648,572
Konishi Co. Ltd.	30,700	501,076
Kubota Corp.	151,000	2,552,200
Kuraray Co. Ltd.	45,900	764,266
Kurita Water Industries Ltd.	15,300	496,367
Kyocera Corp.	45,900	2,935,419
KYORIN Holdings Inc.	15,600	305,656
Kyowa Exeo Corp.	15,600	406,306
Kyowa Hakko Kirin Co. Ltd.	30,700	666,043
Kyushu Electric Power Co. Inc.	75,500	932,840
Kyushu Financial Group Inc.	60,400	296,963
Lawson Inc.	15,300	1,010,912
Leopalace21 Corp.	45,900	398,912
Lifull Co. Ltd.	15,600	127,167
Lintec Corp.	15,600	451,213
Lion Corp.	30,700	662,677
LIXIL Group Corp.	45,300	1,015,498
M3 Inc.	30,600	1,159,123
Makita Corp.	30,600	1,375,846
Marubeni Corp.	270,400	2,036,680
Maruha Nichiro Corp.	15,300	515,243
Marui Group Co. Ltd.	30,600	636,189
Marusan Securities Co. Ltd.[b]	30,700	292,902
Matsuda Sangyo Co. Ltd.	15,600	263,600
Matsui Securities Co. Ltd.	15,600	152,258
Mazda Motor Corp.	76,500	1,063,694
McDonald’s Holdings Co. Japan Ltd.	15,300	715,888
Mebuki Financial Group Inc.	161,990	629,159
Medipal Holdings Corp.	30,700	659,591
Megmilk Snow Brand Co. Ltd.	15,600	469,746
MEIJI Holdings Co. Ltd.	15,300	1,227,635
MINEBEA MITSUMI Inc.	45,900	921,565
Ministop Co. Ltd.	15,600	323,761

Security	Shares	Value
Miraca Holdings Inc.	15,300	$597,039
Mirait Holdings Corp.	15,600	247,205
MISUMI Group Inc.	45,900	1,270,980
Mitsubishi Chemical Holdings Corp.	198,900	1,889,482
Mitsubishi Corp.	211,400	5,847,912
Mitsubishi Electric Corp.	286,900	4,406,081
Mitsubishi Estate Co. Ltd.	168,300	3,079,925
Mitsubishi Heavy Industries Ltd.	45,900	1,814,607
Mitsubishi Materials Corp.	15,300	467,005
Mitsubishi Motors Corp.	91,800	684,568
Mitsubishi Tanabe Pharma Corp.	45,300	862,739
Mitsubishi UFJ Financial Group Inc.	1,676,100	11,230,674
Mitsubishi UFJ Lease & Finance Co. Ltd.	75,500	480,909
Mitsui & Co. Ltd.	240,400	4,342,249
Mitsui Chemicals Inc.	30,600	878,081
Mitsui E&S Holdings Co. Ltd.[a]	15,600	268,019
Mitsui Fudosan Co. Ltd.	136,200	3,499,441
Mitsui Mining & Smelting Co. Ltd.	15,300	650,870
Mitsui OSK Lines Ltd.	15,300	453,722
Mizuho Financial Group Inc.	3,228,300	5,853,276
Monex Group Inc.[b]	75,500	430,541
MonotaRO Co. Ltd.	15,300	534,818
Mori Hills REIT Investment Corp.	307	394,183
Mori Trust Sogo REIT Inc.	156	232,806
MOS Food Services Inc.	15,300	463,509
MS&AD Insurance Group Holdings Inc.	61,200	2,053,703
Murata Manufacturing Co. Ltd.	30,700	3,885,721
Nabtesco Corp.	30,600	1,105,990
Nagase & Co. Ltd.	15,600	267,021
Nagoya Railroad Co. Ltd.	30,600	802,857
NEC Corp.	40,200	1,103,962
NET One Systems Co. Ltd.	32,600	525,235
Neturen Co. Ltd.	30,700	310,016
Nexon Co. Ltd.[a]	61,400	893,856
NGK Insulators Ltd.	30,700	564,482
NGK Spark Plug Co. Ltd.	30,700	791,172
NHK Spring Co. Ltd.	30,700	338,913
Nichi-Iko Pharmaceutical Co. Ltd.	15,600	249,629
Nichicon Corp.	30,700	347,611
NichiiGakkan Co. Ltd.	15,600	161,239
Nidec Corp.	30,700	4,808,755
Nihon Nohyaku Co. Ltd.	15,600	101,363
Nihon Parkerizing Co. Ltd.	30,700	486,767
Nihon Unisys Ltd.	30,700	639,390
Nikkiso Co. Ltd.	15,600	177,777
Nikkon Holdings Co. Ltd.	15,600	416,143
Nikon Corp.	60,400	1,053,171
Nintendo Co. Ltd.	16,000	6,750,925
Nippon Building Fund Inc.	153	859,904
Nippon Express Co. Ltd.	15,300	1,156,326
Nippon Light Metal Holdings Co. Ltd.	151,000	405,703
Nippon Paint Holdings Co. Ltd.	30,600	1,252,803
Nippon Paper Industries Co. Ltd.	15,600	298,955
Nippon Parking Development Co. Ltd.	105,700	177,736
Nippon Prologis REIT Inc.	307	646,124
Nippon Sheet Glass Co. Ltd.[a]	30,700	251,379
Nippon Signal Co. Ltd.	30,700	291,499

71

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI PACIFIC ETF

April 30, 2018

Security	Shares	Value
Nippon Steel & Sumitomo Metal Corp.	105,700	$2,303,811
Nippon Suisan Kaisha Ltd.	45,300	245,905
Nippon Telegraph & Telephone Corp.	107,100	5,094,407
Nippon Yusen KK	30,700	654,821
Nipro Corp.	15,600	225,108
Nishi-Nippon Financial Holdings Inc.	30,700	368,933
Nishimatsuya Chain Co. Ltd.	30,700	377,069
Nissan Chemical Industries Ltd.	30,600	1,363,263
Nissan Motor Co. Ltd.	321,300	3,381,101
Nissan Shatai Co. Ltd.	15,600	167,084
Nisshin Seifun Group Inc.	31,000	677,935
Nisshin Steel Co. Ltd.	15,600	207,572
Nisshinbo Holdings Inc.	30,700	434,022
Nissin Electric Co. Ltd.	15,600	157,105
Nissin Foods Holdings Co. Ltd.	15,300	1,125,565
Nitori Holdings Co. Ltd.	13,700	2,313,694
Nitto Denko Corp.	30,600	2,279,095
Nitto Kohki Co. Ltd.	15,600	410,583
NOK Corp.	15,600	320,768
Nomura Holdings Inc.	504,900	2,916,585
Nomura Real Estate Holdings Inc.	15,600	387,487
Nomura Real Estate Master Fund Inc.	604	842,868
Nomura Research Institute Ltd.	17,970	927,855
North Pacific Bank Ltd.	75,500	255,289
NSD Co. Ltd.	30,700	641,915
NSK Ltd.	60,400	811,405
NTT Data Corp.	91,800	989,099
NTT DOCOMO Inc.	195,300	5,059,863
NTT Urban Development Corp.	15,600	184,049
Obayashi Corp.	120,800	1,393,188
Obic Co. Ltd.	15,300	1,282,166
Odakyu Electric Railway Co. Ltd.	45,900	990,358
Oji Holdings Corp.	153,000	1,076,628
Okabe Co. Ltd.	15,600	148,266
Oki Electric Industry Co. Ltd.	15,600	210,994
Olympus Corp.	45,900	1,713,516
Omron Corp.	30,600	1,661,083
Ono Pharmaceutical Co. Ltd.	61,200	1,417,513
Orient Corp.[b]	181,200	279,852
Oriental Land Co. Ltd./Japan	30,600	3,052,310
ORIX Corp.	195,400	3,435,683
Orix JREIT Inc.	453	690,108
Osaka Gas Co. Ltd.	60,400	1,299,352
OSG Corp.	15,600	346,144
OSJB Holdings Corp.	120,800	354,369
Otsuka Holdings Co. Ltd.	61,200	3,205,834
PALTAC Corp.	15,300	766,223
Panasonic Corp.	315,400	4,703,978
Park24 Co. Ltd.	15,600	441,947
PC Depot Corp.	17,780	116,502
Penta-Ocean Construction Co. Ltd.	60,400	477,459
Persol Holdings Co. Ltd.	30,700	730,291
Pigeon Corp.	15,300	717,286
Pioneer Corp.[a]	75,500	117,985
Proto Corp.	15,600	224,537
Rakuten Inc.	135,900	968,967
Recruit Holdings Co. Ltd.	153,000	3,533,297
Relia Inc.	15,600	198,306
Renesas Electronics Corp.[a]	107,100	1,123,608
Resona Holdings Inc.	315,400	1,794,545

Security	Shares	Value
Resorttrust Inc.	15,600	$324,189
Ricoh Co. Ltd.	105,700	1,034,541
Ringer Hut Co. Ltd.	15,600	379,219
Rohm Co. Ltd.	15,300	1,428,979
Rohto Pharmaceutical Co. Ltd.	30,700	896,381
Round One Corp.	30,700	446,647
Royal Holdings Co. Ltd.	15,600	424,411
Ryohin Keikaku Co. Ltd.	3,900	1,338,314
Saizeriya Co. Ltd.	15,300	354,169
Sakata Seed Corp.	15,300	561,385
San ju San Financial Group Inc.[a]	15,600	329,607
Sanrio Co. Ltd.	12,600	232,252
Santen Pharmaceutical Co. Ltd.	61,200	1,031,885
Sanwa Holdings Corp.	45,300	583,301
SBI Holdings Inc./Japan	30,700	776,303
Secom Co. Ltd.	30,600	2,293,637
Sega Sammy Holdings Inc.	30,700	503,881
Seibu Holdings Inc.	30,700	518,751
Seikagaku Corp.	15,600	259,038
Seiko Epson Corp.	45,300	850,733
Seino Holdings Co. Ltd.	30,700	575,984
Sekisui Chemical Co. Ltd.	61,200	1,085,017
Sekisui House Ltd.	90,600	1,659,655
Sekisui House Reit Inc.	350	225,497
Sekisui House Residential Investment Corp. NVS[a]	307	313,383
Sekisui Plastics Co. Ltd.	60,400	811,957
Senshu Ikeda Holdings Inc.	90,600	357,681
Seven & i Holdings Co. Ltd.	107,100	4,702,906
Seven Bank Ltd.	105,700	355,473
Sharp Corp./Japan[b]	15,300	449,527
Shikoku Electric Power Co. Inc.	30,700	390,255
Shimachu Co. Ltd.	15,600	503,962
Shimadzu Corp.	15,300	416,110
Shimano Inc.	15,300	2,033,009
Shimizu Corp.	151,000	1,495,856
Shin-Etsu Chemical Co. Ltd.	60,400	6,074,499
Shin-Etsu Polymer Co. Ltd.	45,300	430,955
Shinko Electric Industries Co. Ltd.	30,700	240,438
Shinko Plantech Co. Ltd.	30,700	288,974
Shinsei Bank Ltd.	30,700	479,192
Shionogi & Co. Ltd.	45,900	2,363,268
Shiseido Co. Ltd.	61,200	3,977,650
Shizuoka Bank Ltd. (The)	153,000	1,554,818
Showa Corp.	15,600	233,519
Showa Denko KK	30,600	1,022,097
Showa Shell Sekiyu KK	30,700	434,022
SKY Perfect JSAT Holdings Inc.	45,300	206,577
SMC Corp./Japan	8,600	3,278,885
Sodick Co. Ltd.	15,600	193,031
SoftBank Group Corp.	122,400	9,509,001
Sohgo Security Services Co. Ltd.	15,300	756,436
Sojitz Corp.	225,400	743,609
Sompo Holdings Inc.	45,900	1,925,346
Sony Corp.	180,400	8,902,536
Sony Financial Holdings Inc.	30,700	560,834
Square Enix Holdings Co. Ltd.	15,300	637,587
Stanley Electric Co. Ltd.	30,600	1,108,787

72

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI PACIFIC ETF

April 30, 2018

Security	Shares	Value
Star Micronics Co. Ltd.	15,600	$279,995
Start Today Co. Ltd.	30,700	886,562
Subaru Corp.	76,500	2,572,022
Sumco Corp.	30,700	758,066
Sumitomo Chemical Co. Ltd.	306,000	1,758,958
Sumitomo Corp.	168,300	3,029,169
Sumitomo Dainippon Pharma Co. Ltd.	45,300	825,894
Sumitomo Electric Industries Ltd.	105,700	1,622,327
Sumitomo Forestry Co. Ltd.	30,700	509,773
Sumitomo Heavy Industries Ltd.	30,600	1,171,707
Sumitomo Metal Mining Co. Ltd.	34,700	1,489,793
Sumitomo Mitsui Construction Co. Ltd.	52,200	319,616
Sumitomo Mitsui Financial Group Inc.	183,600	7,634,270
Sumitomo Mitsui Trust Holdings Inc.	45,900	1,948,836
Sumitomo Realty & Development Co. Ltd.	52,000	2,066,694
Sumitomo Rubber Industries Ltd.	30,700	549,051
Suntory Beverage & Food Ltd.	15,300	753,640
Suruga Bank Ltd.	30,700	417,470
Suzuken Co. Ltd./Aichi Japan	15,300	658,561
Suzuki Motor Corp.	60,400	3,251,692
Sysmex Corp.	15,300	1,353,475
T&D Holdings Inc.	76,500	1,299,644
Taiheiyo Cement Corp.	15,300	579,561
Taisei Corp.	30,600	1,652,694
Taiyo Nippon Sanso Corp.	30,700	455,345
Taiyo Yuden Co. Ltd.	30,700	546,807
Takara Bio Inc.	15,600	303,803
Takasago Thermal Engineering Co. Ltd.	15,600	296,389
Takeda Pharmaceutical Co. Ltd.	107,100	4,522,816
Takeuchi Manufacturing Co. Ltd.	15,600	357,977
Tatsuta Electric Wire and Cable Co. Ltd.	30,700	189,376
TDK Corp.	15,300	1,321,316
Teijin Ltd.	30,700	578,229
Terumo Corp.	45,900	2,600,685
THK Co. Ltd.	15,300	535,518
TIS Inc.	15,300	606,827
Tobu Railway Co. Ltd.	30,600	975,956
Tocalo Co. Ltd.	61,200	762,308
Toho Co. Ltd./Tokyo	30,600	1,023,496
Toho Holdings Co. Ltd.	15,600	381,500
Tohoku Electric Power Co. Inc.	75,500	973,548
Tokai Rika Co. Ltd.	15,600	312,214
Tokai Tokyo Financial Holdings Inc.	30,700	223,043
Tokio Marine Holdings Inc.	91,800	4,338,950
Tokyo Broadcasting System Holdings Inc.	15,600	346,999
Tokyo Electric Power Co. Holdings Inc.[a]	225,400	1,073,186
Tokyo Electron Ltd.	23,300	4,483,267
Tokyo Gas Co. Ltd.	61,200	1,639,830
Tokyo Seimitsu Co. Ltd.	15,300	585,154
Tokyo Steel Manufacturing Co. Ltd.	30,700	256,710
Tokyo Tatemono Co. Ltd.	38,400	584,992
Tokyu Construction Co. Ltd.	30,700	328,813
Tokyu Corp.	75,500	1,270,235
Tokyu Fudosan Holdings Corp.	75,500	594,754
Tokyu REIT Inc.	156	209,853
TOMONY Holdings Inc.	28,100	125,574
Topcon Corp.	15,600	310,788
Toppan Forms Co. Ltd.	15,600	174,070
Toppan Printing Co. Ltd.	153,000	1,280,768
Topre Corp.	15,600	490,418

Security	Shares	Value
Toray Industries Inc.	198,900	$1,857,672
Toshiba Corp.[a]	918,000	2,458,067
Tosoh Corp.	59,700	1,059,515
TOTO Ltd.	15,300	868,293
Towa Bank Ltd. (The)	13,700	182,917
Toyo Construction Co. Ltd.	45,300	217,341
Toyo Seikan Group Holdings Ltd.	30,700	483,401
Toyo Suisan Kaisha Ltd.	15,300	602,632
Toyo Tire & Rubber Co. Ltd.	15,600	266,594
Toyobo Co. Ltd.	15,600	304,230
Toyoda Gosei Co. Ltd.	15,600	395,471
Toyota Boshoku Corp.	15,600	328,894
Toyota Industries Corp.	30,600	1,809,294
Toyota Motor Corp.	362,400	23,782,448
Toyota Tsusho Corp.	30,600	1,100,398
Trend Micro Inc./Japan	15,300	917,231
TS Tech Co. Ltd.	15,300	622,906
TSI Holdings Co. Ltd.	30,700	245,488
Tsukuba Bank Ltd.	89,900	312,196
Tsukui Corp.	30,700	242,682
Tsumura & Co.	15,300	556,491
Ube Industries Ltd.	15,600	476,162
Unicharm Corp.	61,200	1,719,808
United Super Markets Holdings Inc.	47,700	626,846
United Urban Investment Corp.	453	694,662
Ushio Inc.	30,700	433,181
USS Co. Ltd.	45,300	952,573
VT Holdings Co. Ltd.	30,700	139,998
Wacom Co. Ltd.	30,600	154,923
Wakita & Co. Ltd.	15,600	164,803
West Japan Railway Co.	30,600	2,167,238
Yahoo Japan Corp.	240,400	988,622
Yakult Honsha Co. Ltd.	15,300	1,090,610
Yamada Denki Co. Ltd.[b]	120,800	633,669
Yamaha Corp.	30,600	1,479,315
Yamaha Motor Co. Ltd.	45,900	1,468,129
Yamato Holdings Co. Ltd.	61,200	1,575,792
Yaskawa Electric Corp.	45,900	1,875,010
Yokogawa Electric Corp.	45,300	999,353
Yokohama Rubber Co. Ltd. (The)	15,600	368,526
Yoshinoya Holdings Co. Ltd.	30,700	570,373
Zensho Holdings Co. Ltd.	30,700	714,860

		623,100,313
NEW ZEALAND — 0.79%
a2 Milk Co. Ltd.[a]	116,360	996,145
Air New Zealand Ltd.	83,050	191,351
Argosy Property Ltd.	132,539	94,788
Auckland International Airport Ltd.	133,582	600,498
Chorus Ltd.	83,939	239,235
Contact Energy Ltd.	89,948	340,970
Fisher & Paykel Healthcare Corp. Ltd.	95,720	859,915
Fletcher Building Ltd.	107,077	476,067
Freightways Ltd.	26,912	142,027
Goodman Property Trust	150,800	145,036
Infratil Ltd.	86,174	193,995

73

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI PACIFIC ETF

April 30, 2018

Security	Shares	Value
Kiwi Property Group Ltd.	148,156	$143,015
Mercury NZ Ltd.	101,455	228,038
Meridian Energy Ltd.	91,528	189,602
Metlifecare Ltd.	37,276	151,810
New Zealand Refining Co. Ltd. (The)	46,282	76,634
Precinct Properties New Zealand Ltd.	137,615	124,113
Ryman Healthcare Ltd.[b]	53,001	395,852
Sky Network Television Ltd.	57,921	93,049
SKYCITY Entertainment Group Ltd.	90,698	258,819
Spark New Zealand Ltd.	255,976	624,048
Summerset Group Holdings Ltd.	45,024	218,895
Trade Me Group Ltd.	76,023	249,081
Z Energy Ltd.	49,275	251,714

		7,284,697
SINGAPORE — 3.86%
Ascendas Hospitality Trust	351,900	216,607
Ascendas REIT	306,058	617,178
Ascott Residence Trust[b]	196,230	168,953
Asian Pay Television Trust[b]	528,500	195,586
Boustead Singapore Ltd.	120,800	73,444
Cache Logistics Trust	181,100	114,209
CapitaLand Commercial Trust	370,276	508,970
CapitaLand Ltd.	291,000	826,374
CapitaLand Mall Trust	291,000	461,538
CapitaLand Retail China Trust	151,000	179,049
CDL Hospitality Trusts	271,800	365,397
City Developments Ltd.	61,200	585,630
ComfortDelGro Corp. Ltd.	291,000	494,506
COSCO Shipping International Singapore Co. Ltd.[a,b]	558,600	198,287
DBS Group Holdings Ltd.	247,500	5,764,813
ESR-REIT	421,928	168,892
Ezion Holdings Ltd.[a]	258,340	23,609
Far East Hospitality Trust	291,000	148,352
First REIT	256,700	265,609
First Resources Ltd.	151,000	192,734
Frasers Centrepoint Trust	151,000	255,459
Frasers Commercial Trust	151,000	159,662
Genting Singapore PLC	887,400	784,153
Golden Agri-Resources Ltd.	976,800	254,519
Hutchison Port Holdings Trust	694,600	232,691
Indofood Agri Resources Ltd.	302,000	72,988
Jardine Cycle & Carriage Ltd.	15,300	395,890
Keppel Corp. Ltd.	198,900	1,230,309
Keppel REIT	168,300	157,616
Lippo Malls Indonesia Retail Trust[b]	770,200	189,053
Mapletree Commercial Trust	183,687	224,744
Mapletree Greater China Commercial Trust[b]	291,000	261,538
Mapletree Industrial Trust	196,300	300,962
Mapletree Logistics Trust	275,420	264,177
Noble Group Ltd.[a,b]	212,190	13,301
OUE Hospitality Trust	291,000	184,615
Oversea-Chinese Banking Corp. Ltd.	437,975	4,564,824
Raffles Medical Group Ltd.[b]	195,400	169,714
Sabana Shari’ah Compliant Industrial REIT	433,480	139,141
SATS Ltd.	143,500	600,423
Sembcorp Industries Ltd.	151,000	350,115
Sembcorp Marine Ltd.[b]	196,300	317,271
SIIC Environment Holdings Ltd.	340,420	111,841

Security	Shares	Value
Silverlake Axis Ltd.	407,000	$169,065
Singapore Airlines Ltd.	76,500	628,617
Singapore Exchange Ltd.	107,100	624,457
Singapore Post Ltd.[b]	315,600	319,402
Singapore Press Holdings Ltd.[b]	197,800	406,341
Singapore Technologies Engineering Ltd.	285,400	752,272
Singapore Telecommunications Ltd.	1,055,700	2,806,589
Soilbuild Business Space REIT	447,760	224,886
Starhill Global REIT	291,000	158,242
StarHub Ltd.	94,600	162,186
Suntec REIT	291,000	430,769
United Overseas Bank Ltd.[b]	183,600	4,179,377
UOL Group Ltd.	61,200	407,214
Wilmar International Ltd.	240,400	591,899
Wing Tai Holdings Ltd.	120,800	186,120
Yangzijiang Shipbuilding Holdings Ltd.	391,100	345,596
Yanlord Land Group Ltd.	151,000	193,875
Yoma Strategic Holdings Ltd.	361,333	117,347

		35,508,997

TOTAL COMMON STOCKS (Cost: $807,828,950)		912,154,688

WARRANTS — 0.00%

SINGAPORE — 0.00%
Ezion Holdings Ltd. (Expires 04/16/23)[a,b,c]	341,183	3

		3

TOTAL WARRANTS (Cost: $0)		3

SHORT-TERM INVESTMENTS — 2.25%

MONEY MARKET FUNDS — 2.25%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.93%[e,f,g]	19,905,458	19,907,449

74

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI PACIFIC ETF

April 30, 2018

Security	Shares	Value
BlackRock Cash Funds: Treasury, SL Agency Shares
1.61%[e,f]	832,798	$832,798

		20,740,247

TOTAL SHORT-TERM INVESTMENTS (Cost: $20,739,253)		20,740,247

TOTAL INVESTMENTS IN SECURITIES — 101.27% (Cost: $828,568,203)		932,894,938
Other Assets, Less Liabilities — (1.27)%		(11,679,374)

NET ASSETS — 100.00%		$921,215,564

ADR — American Depositary Receipts

NVS — Non-Voting Shares

[a]	Non-income producing security.
[b]	All or a portion of this security is on loan.
[c]	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
[d]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
[e]	Affiliate of the Fund.
[f]	Annualized 7-day yield as of period end.
[g]	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended April 30, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated issuer	Shares held at 07/31/17	Shares purchased		Shares sold	Shares held at 04/30/18	Value at 04/30/18	Income		Net realized gain (loss)	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	11,258,637	8,646,821	[a]	—	19,905,458	$19,907,449	$296,380	[b]	$(1,196)	$(716)
BlackRock Cash Funds: Treasury, SL Agency Shares	154,783	678,015	[a]	—	832,798	832,798	10,531		—	—

						$20,740,247	$306,911		$(1,196)	$(716)

[a]	Net of purchases and sales.
[b]	Includes the Fund’s portion of securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities.

Futures Contracts

Futures contracts outstanding as of April 30, 2018 were as follows:

Description	Number of contracts	Expiration date	Notional amount (000)	Value / unrealized appreciation (depreciation)
Long Contracts
ASX SPI 200 Index	20	Jun 2018	$2,252	$48,635
TOPIX Index	39	Jun 2018	6,342	292,154

Total				$340,789

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common stocks	$911,672,957	$313,383	$168,348	$912,154,688
Warrants	—	—	3	3
Money market funds	20,740,247	—	—	20,740,247

Total	$932,413,204	$313,383	$168,351	$932,894,938

Derivative financial instruments[a]
Assets
Futures contracts	$340,789	$—	$—	$340,789

Total	$340,789	$—	$—	$340,789

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

75

Consolidated Schedule of Investments (Unaudited)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

April 30, 2018

Security	Shares	Value
COMMON STOCKS — 97.86%

AUSTRALIA — 4.53%
Adelaide Brighton Ltd.	235,401	$1,144,339
AGL Energy Ltd.	262,078	4,298,835
ALS Ltd.	213,106	1,254,731
Alumina Ltd.	1,162,920	2,317,471
Amcor Ltd./Australia	457,156	4,738,004
AMP Ltd.	1,117,134	3,406,804
Ansell Ltd.	60,642	1,193,828
APA Group	479,215	3,020,490
ARB Corp. Ltd.	75,227	1,179,994
Ardent Leisure Group	280,813	400,626
Aristocrat Leisure Ltd.	226,238	4,580,204
ASX Ltd.	74,097	3,279,299
Aurizon Holdings Ltd.	778,895	2,645,769
AusNet Services	788,348	1,023,545
Australia & New Zealand Banking Group Ltd.	1,104,608	22,379,542
Automotive Holdings Group Ltd.	216,410	552,147
Aveo Group	345,681	683,655
Bank of Queensland Ltd.	161,354	1,225,288
Beach Energy Ltd.	1,015,315	1,210,928
Bega Cheese Ltd.[a]	90,036	483,222
Bellamy’s Australia Ltd.[a,b]	41,482	567,073
Bendigo & Adelaide Bank Ltd.	181,449	1,454,587
BHP Billiton Ltd.	1,229,890	28,733,427
Blackmores Ltd.[a]	5,973	531,893
BlueScope Steel Ltd.	230,574	2,873,544
Boral Ltd.	528,685	2,745,655
Brambles Ltd.	610,375	4,547,518
BT Investment Management Ltd.	88,243	612,148
BWP Trust	414,165	978,539
BWX Ltd.[a]	80,987	309,944
Caltex Australia Ltd.	100,683	2,357,537
carsales.com Ltd.	111,104	1,202,650
Challenger Ltd./Australia	225,344	1,837,089
Charter Hall Group	268,911	1,197,626
Charter Hall Retail REIT	239,672	714,620
CIMIC Group Ltd.	42,117	1,443,039
Cleanaway Waste Management Ltd.	1,020,487	1,220,948
Coca-Cola Amatil Ltd.	213,769	1,499,067
Cochlear Ltd.	24,217	3,547,455
Commonwealth Bank of Australia	670,658	36,358,588
Computershare Ltd.	186,364	2,391,506
Costa Group Holdings Ltd.	155,596	852,699
Crown Resorts Ltd.	155,731	1,523,493
CSL Ltd.	176,469	22,693,242
CSR Ltd.	269,081	1,145,573
Dexus	382,022	2,736,624
Domain Holdings Australia Ltd.	189,118	441,115
Domino’s Pizza Enterprises Ltd.	27,372	871,306
Downer EDI Ltd.	265,294	1,375,766
DuluxGroup Ltd.	216,674	1,269,197
Evolution Mining Ltd.	549,744	1,332,067
Fairfax Media Ltd.	1,143,126	616,965
FlexiGroup Ltd./Australia	348,912	542,555
Flight Centre Travel Group Ltd.	24,500	1,033,804
Fortescue Metals Group Ltd.	644,920	2,219,889

Security	Shares	Value
G8 Education Ltd.	232,823	$397,187
Galaxy Resources Ltd.[a,b]	204,834	473,134
Goodman Group	674,154	4,615,587
GPT Group (The)	646,543	2,362,127
GrainCorp Ltd. Class A	108,810	730,182
GUD Holdings Ltd.	108,928	1,041,781
GWA Group Ltd.	186,272	541,338
Harvey Norman Holdings Ltd.	261,700	695,355
Healthscope Ltd.	704,614	1,292,463
Iluka Resources Ltd.	182,693	1,620,393
Incitec Pivot Ltd.	669,966	1,921,750
Independence Group NLa	239,407	934,303
Insurance Australia Group Ltd.	936,849	5,586,724
Investa Office Fund	254,736	844,142
InvoCare Ltd.	81,710	803,674
IOOF Holdings Ltd.	124,883	845,583
Iress Ltd.	84,342	666,578
James Hardie Industries PLC	181,290	3,230,951
JB Hi-Fi Ltd.	51,161	992,505
LendLease Group	211,193	2,852,005
Link Administration Holdings Ltd.	238,134	1,491,970
Macquarie Atlas Roads Group	357,634	1,735,842
Macquarie Group Ltd.	119,042	9,766,755
Magellan Financial Group Ltd.	62,042	1,094,005
Mayne Pharma Group Ltd.[a,b]	935,802	480,345
McMillan Shakespeare Ltd.	58,765	748,776
Medibank Pvt Ltd.	1,074,978	2,377,539
Metcash Ltd.	440,510	1,197,068
Mineral Resources Ltd.	79,253	1,076,834
Mirvac Group	1,386,765	2,344,830
Monadelphous Group Ltd.	48,824	595,205
Myer Holdings Ltd.	683,535	198,647
National Australia Bank Ltd.	1,016,140	22,205,605
Navitas Ltd.	186,063	601,124
Newcrest Mining Ltd.	298,466	4,765,031
NEXTDC Ltd.[a,b]	185,510	964,822
Northern Star Resources Ltd.	307,860	1,484,959
Nufarm Ltd./Australia	124,649	858,112
Oil Search Ltd.	551,584	3,264,286
Orica Ltd.	145,156	2,178,271
Origin Energy Ltd.[b]	696,517	5,126,215
Orocobre Ltd.[a,b]	109,890	468,670
Orora Ltd.	556,827	1,403,871
OZ Minerals Ltd.	146,009	1,019,487
Perpetual Ltd.	25,019	760,900
Pilbara Minerals Ltd.[a,b]	759,977	527,775
Platinum Asset Management Ltd.	145,986	623,718
Premier Investments Ltd.	57,743	686,500
Primary Health Care Ltd.	189,892	546,125
QBE Insurance Group Ltd.	536,021	4,029,968
Qube Holdings Ltd.[a]	663,280	1,151,556
Ramsay Health Care Ltd.	57,029	2,784,796
REA Group Ltd.	26,456	1,614,799
Regis Resources Ltd.	271,081	965,832
Rio Tinto Ltd.	170,836	10,298,387
Sandfire Resources NL	141,425	847,632
Santos Ltd.[b]	755,316	3,500,721

76

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

April 30, 2018

Security	Shares	Value
Scentre Group	1,979,045	$6,020,343
Seek Ltd.	150,302	2,204,439
Seven West Media Ltd.	641,113	268,589
Shopping Centres Australasia Property Group	594,875	1,068,718
Sigma Healthcare Ltd.	813,409	475,851
Sims Metal Management Ltd.	81,180	992,102
Sirtex Medical Ltd.	35,200	739,197
Sonic Healthcare Ltd.	155,297	2,768,876
South32 Ltd.	2,043,887	5,739,318
Southern Cross Media Group Ltd.	646,550	563,696
Spark Infrastructure Group	849,070	1,506,163
St. Barbara Ltd.	285,244	919,401
Star Entertainment Grp Ltd. (The)	329,496	1,313,241
Stockland	891,735	2,786,741
Suncorp Group Ltd.	466,272	4,934,553
Super Retail Group Ltd.	85,723	466,545
Sydney Airport	423,167	2,277,518
Syrah Resources Ltd.[a,b]	157,163	380,817
Tabcorp Holdings Ltd.	801,350	2,649,457
Telstra Corp. Ltd.	1,547,849	3,715,491
TPG Telecom Ltd.[a]	180,591	760,660
Transurban Group	864,851	7,572,857
Treasury Wine Estates Ltd.	293,574	4,225,993
Vicinity Centres	1,246,691	2,296,197
Virtus Health Ltd.	179,945	767,448
Vocus Group Ltd.	274,134	506,978
Wesfarmers Ltd.	425,371	14,054,161
Western Areas Ltd.[a]	241,433	632,392
Westfield Corp.	771,115	5,355,099
Westpac Banking Corp.	1,280,895	27,691,536
Whitehaven Coal Ltd.	251,750	877,954
Woodside Petroleum Ltd.	360,461	8,766,865
Woolworths Group Ltd.	479,922	10,092,814
WorleyParsons Ltd.	102,417	1,257,052

		451,681,271
AUSTRIA — 0.25%
ANDRITZ AG	26,727	1,438,911
BUWOG AG	47,600	1,670,099
CA Immobilien Anlagen AG	33,196	1,152,686
Erste Group Bank AG	122,583	6,013,051
IMMOFINANZ AG	298,595	784,297
Lenzing AG	6,506	761,294
Oesterreichische Post AG	15,687	755,467
OMV AG	57,441	3,574,109
Raiffeisen Bank International AGb	60,974	2,062,725
S IMMO AG	45,745	906,413
Schoeller-Bleckmann Oilfield Equipment AGb	6,406	796,418
Semperit AG Holding[a]	16,436	363,004
Telekom Austria AG	79,523	759,029
UNIQA Insurance Group AG	65,987	791,674
Voestalpine AG	42,905	2,265,830
Wienerberger AG	51,878	1,309,990

		25,404,997
BELGIUM — 0.82%
Ablynx NVb	35,417	1,916,172

Security	Shares	Value
Ackermans & van Haaren NV	9,096	$1,646,269
Ageas	73,938	3,970,800
AGFA-Gevaert NVb	126,307	452,318
Anheuser-Busch InBev SA/NV	292,118	29,194,930
Barco NV	10,637	1,377,693
Befimmo SA	18,938	1,230,991
Bekaert SA	16,232	684,049
bpost SA	41,617	913,617
Cie. d’Entreprises CFE	4,200	529,771
Cofinimmo SA	8,391	1,115,180
Colruyt SA	21,763	1,227,406
D’ieteren SA/NV	12,201	519,776
Elia System Operator SA/NV	14,926	944,960
Euronav NVa	77,536	629,054
EVS Broadcast Equipment SA	24,494	806,427
Galapagos NVa,b	19,374	1,751,361
Gimv NV	21,403	1,285,197
Groupe Bruxelles Lambert SA	22,116	2,537,382
Ion Beam Applications[a]	17,403	357,237
KBC Group NV	93,956	8,218,673
Kinepolis Group NV	17,103	1,196,436
Nyrstar NVa,b	67,445	467,735
Ontex Group NV	36,405	935,990
Orange Belgium SA	35,918	747,281
Proximus SADP	50,732	1,558,716
Solvay SA	24,472	3,417,951
Telenet Group Holding NVb	20,576	1,207,197
Tessenderlo Group SAa,b	19,833	833,885
UCB SA	48,966	3,712,925
Umicore SA	82,917	4,634,339
Warehouses De Pauw CVA	12,961	1,597,266

		81,618,984
BRAZIL — 1.08%
Aliansce Shopping Centers SA	101,000	498,383
Ambev SA	1,811,000	12,114,181
B3 SA — Brasil, Bolsa, Balcao	802,239	5,819,493
Banco Bradesco SA	388,361	3,552,119
Banco do Brasil SA	345,000	3,630,329
Banco Santander Brasil SA NVS	167,500	1,830,268
BB Seguridade Participacoes SA	303,200	2,388,949
BR Malls Participacoes SA	373,708	1,170,081
BRF SAb	184,847	1,314,392
CCR SA	509,400	1,746,831
Centrais Eletricas Brasileiras SAb	83,500	456,560
Cia. de Saneamento Basico do Estado de Sao Paulo	141,300	1,424,465
Cia. Hering	77,400	423,873
Cia. Siderurgica Nacional SAb	282,100	710,164
Cielo SA	484,072	2,664,846
Cosan SA Industria e Comercio	75,100	856,575
Cyrela Brazil Realty SA Empreendimentos e Participacoes	160,200	638,467
Duratex SA	178,219	546,762
EDP — Energias do Brasil SA	179,900	716,464
Embraer SA	267,900	1,700,635
Engie Brasil Energia SA	74,300	788,014
Equatorial Energia SA	84,328	1,720,313

77

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

April 30, 2018

Security	Shares	Value
Estacio Participacoes SA	118,700	$1,085,681
Even Construtora e Incorporadora SAb	361,400	469,405
Fibria Celulose SA	100,000	1,972,933
Fleury SA	93,000	696,227
Hypera SA	140,200	1,266,250
Iochpe Maxion SA	64,345	518,420
Itausa — Investimentos Itau SA NVS[b]	35,240	136,405
JBS SA	351,000	880,595
JSL SAb	114,500	231,449
Klabin SA NVS	244,400	1,487,689
Kroton Educacional SA	578,008	2,321,843
Light SA	46,700	234,859
Localiza Rent a Car SA	238,098	1,903,992
Lojas Renner SA	410,540	3,838,550
M. Dias Branco SA	49,600	625,742
MRV Engenharia e Participacoes SA	161,200	693,294
Multiplan Empreendimentos Imobiliarios SA	41,394	789,497
Multiplus SA	45,000	369,011
Natura Cosmeticos SA	93,900	867,196
Odontoprev SA	135,900	585,652
Petroleo Brasileiro SAb	1,147,600	8,104,306
Porto Seguro SA	57,000	738,710
Qualicorp SA	112,900	788,232
Raia Drogasil SA	93,600	1,845,861
Rumo SAb	461,900	1,966,687
Sao Martinho SA	84,000	408,957
Sul America SA NVS	106,252	658,649
Suzano Papel e Celulose SA	184,500	2,172,082
TIM Participacoes SA	354,000	1,618,918
TOTVS SA	55,300	507,383
Ultrapar Participacoes SA	141,000	2,443,860
Vale SA	1,239,319	17,294,393
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	75,990	398,720
WEG SA	303,968	1,549,603

		108,183,215
CANADA — 6.23%
Advantage Oil & Gas Ltd.[a,b]	104,532	333,504
Aecon Group Inc.	40,732	573,511
AGF Management Ltd. Class B NVS	138,883	763,778
Agnico Eagle Mines Ltd.	90,881	3,830,337
Alacer Gold Corp.[b]	231,488	384,625
Alamos Gold Inc. Class A	145,651	788,500
Alaris Royalty Corp.	34,430	457,384
Algonquin Power & Utilities Corp.	197,071	1,921,594
Alimentation Couche-Tard Inc. Class B	168,093	7,278,632
Allied Properties REIT	29,064	940,423
AltaGas Ltd.	73,288	1,414,937
Aphria Inc.[a,b]	83,982	657,077
ARC Resources Ltd.	135,425	1,512,763
Atco Ltd./Canada Class I NVS	36,340	1,101,298
ATS Automation Tooling Systems Inc.[b]	49,747	681,817
Aurora Cannabis Inc.[a,b]	209,199	1,320,192
AutoCanada Inc.	25,863	440,213
B2Gold Corp.[a,b]	383,230	1,103,100
Badger Daylighting Ltd.[a]	23,700	457,195
Ballard Power Systems Inc.[a,b]	83,194	273,214
Bank of Montreal	249,886	19,007,281

Security	Shares	Value
Bank of Nova Scotia (The)	461,969	$28,439,950
Barrick Gold Corp.	444,546	5,992,242
BCE Inc.	51,560	2,191,587
Birchcliff Energy Ltd.	102,132	370,462
Bird Construction Inc.	87,296	591,076
BlackBerry Ltd.[b]	198,174	2,077,662
Boardwalk REIT[a]	11,509	413,963
Bombardier Inc. Class Bb	814,888	2,523,582
Bonterra Energy Corp.	50,644	624,186
Brookfield Asset Management Inc. Class A	329,177	13,067,450
CAE Inc.	101,572	1,922,971
Cameco Corp.	152,142	1,604,555
Canada Goose Holdings Inc.[a,b]	19,828	737,160
Canadian Apartment Properties REIT	36,369	1,050,827
Canadian Imperial Bank of Commerce	160,616	14,011,223
Canadian National Railway Co.	281,459	21,773,306
Canadian Natural Resources Ltd.	422,465	15,264,697
Canadian Pacific Railway Ltd.	54,622	9,982,325
Canadian REIT	20,505	807,756
Canadian Tire Corp. Ltd. Class A NVS	24,466	3,339,491
Canadian Utilities Ltd. Class A NVS	51,077	1,302,873
Canadian Western Bank	38,218	1,015,708
Canfor Corp.[b]	33,522	771,141
Canopy Growth Corp.[a,b]	70,234	1,649,632
Capital Power Corp.	42,129	801,205
CCL Industries Inc. Class B NVS	58,287	2,831,713
Celestica Inc.[a,b]	52,654	607,064
Cenovus Energy Inc.	402,222	4,034,927
Centerra Gold Inc.[b]	85,142	520,701
CES Energy Solutions Corp.[a]	101,958	500,266
CGI Group Inc. Class Ab	93,782	5,442,787
CI Financial Corp.	96,166	2,026,916
Cineplex Inc.	29,522	691,100
Cogeco Communications Inc.	8,406	448,578
Colliers International Group Inc.	16,358	1,112,821
Constellation Software Inc./Canada	8,216	5,881,078
Corus Entertainment Inc. Class B NVS	45,688	228,093
Cott Corp.	62,453	894,448
Crescent Point Energy Corp.	216,499	1,899,929
Crew Energy Inc.[a,b]	167,622	341,272
Descartes Systems Group Inc. (The)[b]	41,851	1,238,929
Detour Gold Corp.[b]	77,920	564,061
Dollarama Inc.	42,495	4,899,381
Dorel Industries Inc. Class B	20,230	437,913
Dream Unlimited Corp. Class Ab	108,384	809,107
ECN Capital Corp.	156,607	415,355
Eldorado Gold Corp.[b]	307,461	292,603
Element Fleet Management Corp.	156,431	591,825
Empire Co. Ltd. Class A NVS	69,213	1,340,582
Enbridge Inc.	638,405	19,367,035
Enbridge Income Fund Holdings Inc.	85,838	1,838,692
Encana Corp.	379,471	4,733,212
EnerCare Inc.	64,131	868,454
Enerflex Ltd.	44,575	545,561
Enerplus Corp.	108,502	1,261,110
Extendicare Inc.	89,102	578,977
Fairfax Financial Holdings Ltd.	10,917	6,053,380

78

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

April 30, 2018

Security	Shares	Value
Finning International Inc.	66,010	$1,667,822
First Capital Realty Inc.	61,510	962,990
First Majestic Silver Corp.[a,b]	75,918	493,901
First Quantum Minerals Ltd.	275,196	3,971,392
FirstService Corp.	17,648	1,238,987
Fortis Inc./Canada	161,394	5,426,172
Fortuna Silver Mines Inc.[b]	106,354	604,798
Franco-Nevada Corp.	74,986	5,327,021
Freehold Royalties Ltd.	54,347	551,546
Genworth MI Canada Inc.[a]	20,719	670,727
George Weston Ltd.	18,660	1,531,140
Gibson Energy Inc.	60,334	779,854
Gildan Activewear Inc.	93,070	2,715,253
Goldcorp Inc.	321,988	4,279,945
Great Canadian Gaming Corp.[b]	23,850	681,668
Great-West Lifeco Inc.	111,016	2,964,295
H&R REIT	50,880	818,398
Home Capital Group Inc.[a,b]	27,861	312,742
HudBay Minerals Inc.	114,669	802,356
Hudson’s Bay Co.[a]	34,811	246,565
Husky Energy Inc.	125,120	1,752,920
Hydro One Ltd.[c]	109,765	1,745,862
IAMGOLD Corp.[b]	179,669	983,873
IGM Financial Inc.	30,360	933,334
Imperial Oil Ltd.	111,099	3,460,496
Industrial Alliance Insurance & Financial Services Inc.	45,248	1,903,526
Innergex Renewable Energy Inc.	77,859	822,349
Intact Financial Corp.	50,278	3,839,632
Inter Pipeline Ltd.	150,832	2,723,789
Interfor Corp.[b]	35,401	663,035
Ivanhoe Mines Ltd. Class Ab	262,575	542,785
Jean Coutu Group PJC Inc. (The) Class A	35,236	675,887
Keyera Corp.	78,277	2,110,875
Killam Apartment REIT	111,456	1,232,845
Kinaxis Inc.[b]	12,404	803,002
Kinross Gold Corp.[b]	461,402	1,788,812
Kirkland Lake Gold Ltd.	102,567	1,792,192
Labrador Iron Ore Royalty Corp.	40,307	687,006
Laurentian Bank of Canada	12,904	496,350
Linamar Corp.	21,749	1,220,672
Lithium Americas Corp.[a,b]	34,785	178,816
Loblaw Companies Ltd.	79,312	4,039,997
Lucara Diamond Corp.	166,805	264,140
Lundin Mining Corp.	261,305	1,732,589
Magna International Inc.	136,749	8,088,987
Major Drilling Group International Inc.[b]	66,717	334,118
Manulife Financial Corp.	743,414	14,051,189
Maple Leaf Foods Inc.[a]	39,481	953,186
Martinrea International Inc.	60,362	721,359
Maxar Technologies Ltd.[a]	24,879	1,127,556
Medical Facilities Corp.[a]	63,113	694,664
Methanex Corp.	34,374	2,075,123
Metro Inc.	86,945	2,763,087
Morguard REIT	54,746	568,407
Morneau Shepell Inc.	68,420	1,354,043
Mullen Group Ltd.	46,749	530,596
National Bank of Canada	126,728	6,028,217
New Flyer Industries Inc.[a]	24,946	1,147,522
New Gold Inc.[a,b]	212,926	499,947
NexGen Energy Ltd.[a,b]	149,712	298,969

Security	Shares	Value
Norbord Inc.	21,099	$872,631
North West Co. Inc. (The)	36,524	786,636
Northland Power Inc.	62,337	1,125,708
Northview Apartment Real Estate Investment Trust	38,148	759,121
Novagold Resources Inc.[b]	117,309	563,691
Nutrien Ltd.	251,726	11,477,347
NuVista Energy Ltd.[b]	93,636	615,743
OceanaGold Corp.[a]	243,504	657,220
Onex Corp.	31,432	2,331,747
Open Text Corp.	107,731	3,809,389
Osisko Gold Royalties Ltd.[a]	73,439	717,805
Painted Pony Energy Ltd.[a,b]	120,075	262,265
Pan American Silver Corp.	68,303	1,102,907
Paramount Resources Ltd. Class Aa,b	38,706	553,439
Parex Resources Inc.[b]	77,543	1,336,187
Parkland Fuel Corp.	59,706	1,388,382
Pason Systems Inc.	40,385	565,475
Pembina Pipeline Corp.	198,944	6,345,661
Pengrowth Energy Corp.[a,b]	342,489	307,237
Peyto Exploration & Development Corp.	74,113	701,846
Poseidon Concepts Corp. NVS[b]	293	—
Power Corp. of Canada	127,259	3,028,723
Power Financial Corp.	89,378	2,322,385
PrairieSky Royalty Ltd.	101,861	2,262,165
Precision Drilling Corp.[b]	114,019	407,354
Premier Gold Mines Ltd.[b]	297,551	631,334
Premium Brands Holdings Corp.[a]	13,676	1,286,682
Pretium Resources Inc.[a,b]	83,336	561,662
ProMetic Life Sciences Inc.[a,b]	312,481	192,566
Quebecor Inc. Class Ba	70,663	1,319,609
Raging River Exploration Inc.[b]	120,814	672,890
Restaurant Brands International Inc.	90,128	4,912,238
RioCan REIT	49,359	899,046
Ritchie Bros Auctioneers Inc.	44,664	1,461,915
Rogers Communications Inc. Class B NVS	133,470	6,310,400
Royal Bank of Canada	557,863	42,489,756
Russel Metals Inc.	34,324	781,290
Saputo Inc.	82,771	2,687,903
Secure Energy Services Inc.	79,497	501,061
SEMAFO Inc.[b]	243,456	755,844
Seven Generations Energy Ltd. Class Ab	116,179	1,660,283
Shaw Communications Inc. Class B NVS	154,919	3,189,136
ShawCor Ltd.	38,345	743,001
Shopify Inc. Class Aa,b	35,822	4,806,539
Sierra Wireless Inc.[a,b]	20,945	363,366
SmartCentres Real Estate Investment Trust	30,842	692,889
SNC-Lavalin Group Inc.	68,087	2,989,678
Spin Master Corp.[b,c]	13,852	518,984
SSR Mining Inc.[b]	68,931	707,081
Stantec Inc.[a]	46,823	1,193,266
Stars Group Inc. (The)[a,b]	56,174	1,750,138
Stella-Jones Inc.[a]	22,776	826,684
Sun Life Financial Inc.	237,540	9,820,679
Suncor Energy Inc.	628,835	24,085,026
Superior Plus Corp.	78,079	757,676
Surge Energy Inc.	306,688	571,773
Tahoe Resources Inc.[a]	132,466	668,556

79

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

April 30, 2018

Security	Shares	Value
Teck Resources Ltd. Class B	224,391	$5,641,501
TELUS Corp.	52,756	1,890,977
TFI International Inc.	43,958	1,274,557
Thomson Reuters Corp.	97,644	3,932,571
TMX Group Ltd.	18,344	1,108,124
TORC Oil & Gas Ltd.	95,180	540,513
Torex Gold Resources Inc.[b]	40,030	412,181
Toromont Industries Ltd.	34,913	1,531,384
Toronto-Dominion Bank (The)	712,141	40,058,105
Total Energy Services Inc.	85,871	912,331
Tourmaline Oil Corp.	94,823	1,786,322
TransAlta Corp.	110,064	580,391
TransCanada Corp.	331,955	14,096,985
Transcontinental Inc. Class A	32,525	686,045
Turquoise Hill Resources Ltd.[b]	401,438	1,189,956
Valeant Pharmaceuticals International Inc.[b]	129,932	2,349,408
Valener Inc.	81,909	1,286,188
Vermilion Energy Inc.	53,169	1,800,019
Wajax Corp.	26,285	485,123
West Fraser Timber Co. Ltd.	29,322	1,989,262
Westshore Terminals Investment Corp.[a]	35,553	614,852
Wheaton Precious Metals Corp.	170,428	3,542,967
Whitecap Resources Inc.	187,244	1,358,375
WSP Global Inc.	41,885	2,077,015
Yamana Gold Inc.	364,149	1,048,176

		621,848,944
CHILE — 0.27%
AES Gener SA	1,405,802	393,920
Aguas Andinas SA Class A	1,032,232	687,845
Banco de Chile	10,544,743	1,746,023
Banco de Credito e Inversiones SA	15,703	1,189,328
Banco Santander Chile	26,001,118	2,164,351
Cencosud SA	547,968	1,632,026
Cia. Cervecerias Unidas SA	50,308	698,154
Colbun SA	3,716,123	927,147
Empresa Nacional de Telecomunicaciones SA	48,677	576,243
Empresas CMPC SA	478,478	1,956,557
Empresas COPEC SA	173,549	2,840,754
Enel Americas SA	11,910,183	2,727,746
Enel Chile SA	12,197,265	1,522,764
Engie Energia Chile SA	279,689	603,893
Inversiones Aguas Metropolitanas SA	296,894	564,454
Itau CorpBanca	47,827,193	490,219
Latam Airlines Group SA	118,761	1,826,184
Parque Arauco SA	314,649	977,401
SACI Falabella	264,283	2,565,107
SONDA SA	329,860	609,280
Vina Concha y Toro SA	283,958	627,918

		27,327,314
CHINA — 7.06%
21Vianet Group Inc. ADR[b]	66,681	351,409
3SBio Inc.[b,c]	514,500	1,113,141
51job Inc. ADR[b]	22,860	1,886,864
58.com Inc. ADR[b]	38,733	3,384,877
AAC Technologies Holdings Inc.	291,000	4,238,053

Security	Shares	Value
Agile Group Holdings Ltd.	666,250	$1,327,704
Agricultural Bank of China Ltd. Class H	9,990,000	5,677,113
Air China Ltd. Class H	804,000	1,073,605
Ajisen (China) Holdings Ltd.	1,105,000	522,352
Alibaba Group Holding Ltd. ADR[a,b]	449,205	80,201,061
Alibaba Health Information Technology Ltd.[a,b]	1,748,000	884,218
Alibaba Pictures Group Ltd.[b]	7,010,000	794,942
Aluminum Corp. of China Ltd. Class Hb	1,670,000	955,410
Anhui Conch Cement Co. Ltd. Class H	506,000	3,184,965
ANTA Sports Products Ltd.	453,000	2,606,052
Anxin-China Holdings Ltd.[b,d]	1,004,000	16,630
Autohome Inc. ADR	22,907	2,234,578
AVIC International Holding HK Ltd.[b]	10,826,000	469,001
AviChina Industry & Technology Co. Ltd. Class H	1,328,000	844,356
Baidu Inc. ADR[b]	107,609	26,999,098
Bank of China Ltd. Class H	30,397,000	16,654,299
Bank of Communications Co. Ltd. Class H	3,356,000	2,762,369
Baozun Inc. ADR[a,b]	15,187	698,450
Beijing Capital International Airport Co. Ltd. Class H	712,000	976,156
Beijing Enterprises Holdings Ltd.	206,000	1,036,792
Beijing Enterprises Water Group Ltd.	2,414,000	1,414,889
Bitauto Holdings Ltd. ADR[a,b]	14,399	304,827
Bosideng International Holdings Ltd.	7,022,000	724,725
Brilliance China Automotive Holdings Ltd.	1,214,000	2,190,328
BYD Co. Ltd. Class Ha	259,500	1,823,518
BYD Electronic International Co. Ltd.[a]	330,000	507,094
CGN Power Co. Ltd. Class Hc	5,283,000	1,447,259
China Agri-Industries Holdings Ltd.	1,089,100	459,328
China BlueChemical Ltd.	976,000	258,667
China Cinda Asset Management Co. Ltd. Class H	3,459,000	1,242,873
China CITIC Bank Corp. Ltd. Class H	3,412,000	2,460,666
China Communications Construction Co. Ltd. Class H	1,711,000	1,983,895
China Communications Services Corp. Ltd. Class H	990,000	625,668
China Conch Venture Holdings Ltd.	744,000	2,322,556
China Construction Bank Corp. Class H	32,503,000	34,456,721
China Everbright Bank Co. Ltd. Class H	951,000	478,635
China Everbright International Ltd.	1,100,000	1,552,958
China Everbright Ltd.	578,000	1,281,458
China Evergrande Group[a,b]	1,625,000	5,228,076
China Galaxy Securities Co. Ltd. Class H	1,356,000	898,442
China Gas Holdings Ltd.	706,800	2,521,632
China Huarong Asset Management Co. Ltd. Class Hc	4,017,000	1,392,188
China Huishan Dairy Holdings Co. Ltd.[b,d]	262,905	—
China Innovationpay Group Ltd.[a,b]	6,572,000	611,290
China Jinmao Holdings Group Ltd.	2,246,000	1,287,803
China Life Insurance Co. Ltd. Class H	2,823,000	8,093,206
China Longyuan Power Group Corp. Ltd. Class H	1,191,000	1,177,608
China Lumena New Materials Corp.[a,b,d]	152,000	—
China Medical System Holdings Ltd.	589,000	1,452,940
China Mengniu Dairy Co. Ltd.	1,100,000	3,574,045
China Merchants Bank Co. Ltd. Class H	1,510,177	6,657,806
China Merchants Port Holdings Co. Ltd.	584,000	1,314,107
China Metal Recycling Holdings Ltd.[b,d]	3,000	—
China Minsheng Banking Corp. Ltd. Class H	2,112,500	1,991,845
China Mobile Ltd.	2,336,000	22,382,977
China Molybdenum Co. Ltd. Class H	1,761,000	1,341,800
China National Building Material Co. Ltd. Class H	1,608,000	1,901,346

80

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

April 30, 2018

Security	Shares	Value
China NT Pharma Group Co.Ltd.[a]	940,500	$233,679
China Oil and Gas Group Ltd.	8,632,000	648,919
China Oilfield Services Ltd. Class H	798,000	800,212
China Overseas Land & Investment Ltd.	1,490,000	5,040,550
China Pacific Insurance Group Co. Ltd. Class H	1,047,000	4,662,524
China Petroleum & Chemical Corp. Class H	9,762,200	9,540,480
China Power International Development Ltd.	2,314,000	622,118
China Railway Construction Corp. Ltd. Class H	810,000	962,928
China Railway Group Ltd. Class H	1,500,000	1,206,001
China Resources Beer Holdings Co. Ltd.	652,000	2,820,425
China Resources Gas Group Ltd.	352,000	1,302,915
China Resources Land Ltd.	1,092,666	4,141,919
China Resources Pharmaceutical Group Ltd.[c]	743,500	1,028,817
China Resources Power Holdings Co. Ltd.	736,000	1,417,936
China Shenhua Energy Co. Ltd. Class H	1,352,500	3,353,569
China Shineway Pharmaceutical Group Ltd.	562,000	1,158,623
China Southern Airlines Co. Ltd. Class H	846,000	916,255
China State Construction International Holdings Ltd.	860,000	1,124,276
China Taiping Insurance Holdings Co. Ltd.	689,968	2,338,502
China Telecom Corp. Ltd. Class H	5,270,000	2,578,511
China Traditional Chinese Medicine Holdings Co. Ltd.	1,162,000	1,005,317
China Travel International Investment Hong Kong Ltd.	1,788,000	672,073
China Unicom Hong Kong Ltd.[b]	2,296,000	3,270,701
China Vanke Co. Ltd. Class H	481,700	2,007,019
China ZhengTong Auto Services Holdings Ltd.	703,000	575,962
Chong Sing Holdings FinTech Group Ltd.[b]	8,624,000	1,131,809
Chongqing Rural Commercial Bank Co. Ltd. Class H	1,062,000	818,667
CIFI Holdings Group Co. Ltd.	1,650,000	1,313,987
CITIC Ltd.	2,214,000	3,396,497
CITIC Resources Holdings Ltd.	3,204,000	363,337
CITIC Securities Co. Ltd. Class H	878,500	2,167,077
CNOOC Ltd.	6,874,000	11,526,371
Coolpad Group Ltd.[b,d]	2,144,000	16,391
COSCO SHIPPING Ports Ltd.	750,000	662,250
Country Garden Holdings Co. Ltd.	2,134,866	4,412,133
CRRC Corp. Ltd. Class H	1,750,000	1,556,398
CSPC Pharmaceutical Group Ltd.	1,882,000	4,843,933
Ctrip.com International Ltd. ADR[a,b]	157,787	6,453,488
Dah Chong Hong Holdings Ltd.	817,000	437,219
Digital China Holdings Ltd.[a,b]	610,000	348,982
Dongfeng Motor Group Co. Ltd. Class H	1,158,000	1,288,101
ENN Energy Holdings Ltd.	299,000	2,811,608
Fang Holdings Ltd. ADR[b]	147,611	738,055
Far East Horizon Ltd.	809,000	804,026
FDG Electric Vehicles Ltd.[a,b]	16,275,000	514,280
Fosun International Ltd.	1,064,500	2,286,812
Fullshare Holdings Ltd.	2,055,000	1,128,538
Future Land Development Holdings Ltd.	842,000	704,863
Fuyao Glass Industry Group Co. Ltd. Class Hc	237,600	818,919
GCL New Energy Holdings Ltd.[a,b]	6,334,000	355,106
GCL-Poly Energy Holdings Ltd.[b]	6,733,000	840,740
GDS Holdings Ltd. ADR[b]	32,347	943,562
Geely Automobile Holdings Ltd.	1,975,000	5,284,618
GF Securities Co. Ltd. Class H	517,200	918,647
Golden Eagle Retail Group Ltd.	388,000	446,423
GOME Retail Holdings Ltd.[a]	5,665,000	613,544
Great Wall Motor Co. Ltd. Class H	1,276,500	1,338,591
Guangdong Investment Ltd.	1,250,000	1,946,294
Guangzhou Automobile Group Co. Ltd. Class H	890,000	1,644,316
Guangzhou R&F Properties Co. Ltd. Class H	430,400	1,035,384

Security	Shares	Value
Haier Electronics Group Co. Ltd.	541,000	$1,881,859
Haitian International Holdings Ltd.	376,000	1,001,293
Haitong Securities Co. Ltd. Class H	1,227,600	1,689,304
Hanergy Thin Film Power Group Ltd.[b,d]	4,386	—
Harbin Electric Co. Ltd. Class H	756,000	223,479
Health and Happiness H&H International Holdings Ltd.[b]	92,000	662,313
Hengan International Group Co. Ltd.	285,500	2,546,428
HengTen Networks Group Ltd.[b]	11,176,000	434,324
Hopewell Highway Infrastructure Ltd.	1,240,275	755,393
Hopson Development Holdings Ltd.	422,000	452,743
Huaneng Power International Inc. Class H	1,588,000	1,056,205
Huaneng Renewables Corp. Ltd. Class H	2,078,000	929,351
Huatai Securities Co. Ltd. Class Hc	654,400	1,335,774
Hutchison China MediTech Ltd.[b]	10,872	718,778
IGG Inc.	398,000	606,515
iKang Healthcare Group Inc. ADR[b]	42,978	856,552
Industrial & Commercial Bank of China Ltd. Class H	28,240,000	25,115,816
Inner Mongolia Yitai Coal Co. Ltd. Class B	575,600	747,129
JD.com Inc. ADR[b]	258,820	9,449,518
Jiangsu Expressway Co. Ltd. Class H	546,000	751,352
Jiangxi Copper Co. Ltd. Class H	544,000	780,485
JinkoSolar Holding Co. Ltd. ADR[a,b]	20,754	381,459
Ju Teng International Holdings Ltd.	1,130,000	220,291
K Wah International Holdings Ltd.	999,000	617,354
Kingboard Chemical Holdings Ltd.	330,500	1,360,195
Kingboard Laminates Holdings Ltd.	551,500	744,867
Kingdee International Software Group Co. Ltd.[a,b]	1,270,000	1,246,010
Kingsoft Corp. Ltd.	358,000	1,076,520
KuangChi Science Ltd.[a,b]	2,138,000	487,627
Kunlun Energy Co. Ltd.	1,286,000	1,106,043
KWG Property Holding Ltd.	801,500	1,098,862
Lee & Man Paper Manufacturing Ltd.	725,000	806,454
Lenovo Group Ltd.[a]	2,766,000	1,321,632
Leyou Technologies Holdings Ltd.[b]	1,425,000	364,954
Li Ning Co. Ltd.[b]	946,000	1,071,569
Longfor Properties Co. Ltd.	628,500	1,897,933
Lonking Holdings Ltd.	1,959,000	898,595
Luye Pharma Group Ltd.[a]	893,000	953,504
Meitu Inc.[b,c]	650,500	692,916
MMG Ltd.[b]	982,000	739,480
Momo Inc. ADR[b]	45,576	1,590,602
NetEase Inc. ADR	31,219	8,025,468
New China Life Insurance Co. Ltd. Class H	339,700	1,599,327
New Oriental Education & Technology Group Inc. ADR	54,805	4,923,681
New Provenance Everlasting Holdings Ltd.[a,b]	20,450,000	289,230
Nexteer Automotive Group Ltd.	397,000	620,166
Nine Dragons Paper Holdings Ltd.	705,000	1,063,575
Noah Holdings Ltd. ADR[a,b]	15,297	790,396
Panda Green Energy Group Ltd.[b]	3,902,000	417,632
Parkson Retail Group Ltd.[b]	4,325,500	534,608
PAX Global Technology Ltd.[a]	909,000	414,643
People’s Insurance Co. Group of China Ltd. (The) Class H	2,831,000	1,345,476
PetroChina Co. Ltd. Class H	8,040,000	5,931,462
Phoenix Media Investment Holdings Ltd.[a]	2,974,000	318,308
PICC Property & Casualty Co. Ltd. Class H	1,825,680	3,298,588
Ping An Insurance Group Co. of China Ltd. Class H	2,049,000	20,246,545
Poly Property Group Co. Ltd.[b]	1,149,000	538,760

81

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

April 30, 2018

Security	Shares	Value
Sany Heavy Equipment International Holdings Co. Ltd.	1,984,000	$619,348
Semiconductor Manufacturing International Corp.[a,b]	1,208,800	1,558,699
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	896,000	552,561
Shanghai Electric Group Co. Ltd. Class Hb	1,502,000	547,348
Shanghai Fosun Pharmaceutical Group Co. Ltd. Class H	219,500	1,201,226
Shanghai Industrial Holdings Ltd.	261,000	688,396
Shanghai Lingyun Industries Development Co. Ltd. Class Bb	342,000	280,440
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	460,880	659,058
Shanghai Pharmaceuticals Holding Co. Ltd. Class H	352,900	969,005
Shenzhen International Holdings Ltd.	469,000	1,031,432
Shenzhen Investment Ltd.	2,142,000	870,637
Shenzhou International Group Holdings Ltd.	317,000	3,481,719
Shimao Property Holdings Ltd.	506,500	1,358,497
Shougang Fushan Resources Group Ltd.	4,398,000	1,092,740
Shui On Land Ltd.	2,535,500	688,130
Sihuan Pharmaceutical Holdings Group Ltd.	2,067,000	503,038
SINA Corp./China[b]	25,170	2,404,742
Sino Biopharmaceutical Ltd.	1,850,000	3,936,546
Sino-Ocean Group Holding Ltd.	1,402,500	982,862
Sinofert Holdings Ltd.[a,b]	3,308,000	396,206
Sinopec Kantons Holdings Ltd.	730,000	347,874
Sinopec Shanghai Petrochemical Co. Ltd. Class H	1,679,000	1,121,009
Sinopharm Group Co. Ltd. Class H	466,000	1,965,355
Sinotrans Ltd. Class H	1,116,000	644,154
Skyworth Digital Holdings Ltd.	1,020,000	466,575
SOHO China Ltd.	1,296,500	669,044
Sohu.com Inc.[b]	16,854	522,137
Sun Art Retail Group Ltd.	1,016,000	1,149,566
Sunac China Holdings Ltd.[a]	957,000	4,133,699
Sunny Optical Technology Group Co. Ltd.	283,100	4,692,933
TAL Education Group Class A ADR	129,946	4,732,633
Tencent Holdings Ltd.	2,218,500	110,525,722
Tianneng Power International Ltd.	532,000	772,758
Tingyi Cayman Islands Holding Corp.	790,000	1,497,812
Tong Ren Tang Technologies Co. Ltd. Class H	353,000	570,323
Towngas China Co. Ltd.	740,000	661,906
TravelSky Technology Ltd. Class H	439,000	1,292,122
Tsingtao Brewery Co. Ltd. Class H	152,000	790,189
Vipshop Holdings Ltd. ADR[b]	163,664	2,533,519
Want Want China Holdings Ltd.	2,036,000	1,808,164
Weibo Corp. ADR[b]	19,830	2,270,932
Weichai Power Co. Ltd. Class H	871,000	1,016,578
West China Cement Ltd.[b]	1,876,000	382,455
Xinyi Solar Holdings Ltd.	1,799,600	825,478
Yanzhou Coal Mining Co. Ltd. Class H	814,000	1,033,025
Yirendai Ltd. ADR[a]	8,766	309,177
Yuexiu Property Co. Ltd.	4,798,080	1,088,215
Yuexiu REIT	1,078,000	721,116
Yum China Holdings Inc.	153,562	6,566,311
YY Inc. ADR[b]	18,880	1,819,843
Zhejiang Expressway Co. Ltd. Class H	824,000	849,382
Zhongsheng Group Holdings Ltd.	257,000	740,063
Zhuzhou CRRC Times Electric Co. Ltd. Class H	222,800	1,188,058
Zijin Mining Group Co. Ltd. Class H	2,494,000	1,150,356
ZTE Corp. Class Hb	335,240	766,023

		704,074,347
COLOMBIA — 0.08%
Almacenes Exito SA	72,856	439,902

Security	Shares	Value
Bancolombia SA	79,549	$940,239
Cementos Argos SA	162,485	574,418
Corp. Financiera Colombiana SA	76,662	659,390
Ecopetrol SA	2,157,816	2,381,449
Grupo Argos SA/Colombia	85,967	612,106
Grupo de Inversiones Suramericana SA	116,800	1,620,877
Interconexion Electrica SA ESP	175,904	906,796

		8,135,177
CZECH REPUBLIC — 0.04%
CEZ AS	87,484	2,242,607
Komercni Banka AS	39,031	1,689,102

		3,931,709
DENMARK — 1.17%
ALK-Abello A/Sa,b	3,535	449,424
Ambu A/S Series B	77,961	1,815,443
AP Moller — Maersk A/S Class A	2,068	3,174,109
AP Moller — Maersk A/S Class B NVS	2,472	3,991,021
Bang & Olufsen A/Sb	27,085	671,124
Bavarian Nordic A/Sa,b	17,008	467,354
Carlsberg A/S Class B	36,665	4,110,851
Chr Hansen Holding A/S	39,027	3,551,678
Coloplast A/S Class B	43,969	3,736,187
D/S Norden A/Sb	17,640	323,528
Danske Bank A/S	271,007	9,466,227
Dfds A/S	13,888	868,415
DSV A/S	73,239	5,823,110
FLSmidth & Co. A/S	15,820	981,014
Genmab A/Sb	23,296	4,729,730
GN Store Nord A/S	56,256	1,983,257
H Lundbeck A/S	27,208	1,583,951
ISS A/S	58,427	2,046,530
Jyske Bank A/S Registered[a]	29,084	1,749,289
Nilfisk Holding A/Sb	12,769	627,408
NKT A/Sa,b	13,767	411,448
Novo Nordisk A/S Class B	719,484	34,045,297
Novozymes A/S Class B	86,937	4,109,547
Orsted A/Sc	73,624	4,860,391
Pandora A/S	43,295	4,826,118
Rockwool International A/S Class B	3,662	1,106,917
Royal Unibrew A/S	28,175	1,873,262
SimCorp A/S	19,638	1,430,500
Solar A/S Class B	11,933	770,164
Sydbank A/S	34,426	1,277,301
Topdanmark A/S	31,102	1,468,691
Tryg A/S	50,252	1,193,828
Vestas Wind Systems A/S	84,038	5,453,854
William Demant Holding A/Sb	51,596	2,018,106

		116,995,074

82

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

April 30, 2018

Security	Shares	Value
EGYPT — 0.03%
Commercial International Bank Egypt SAE	414,629	$2,206,105
Egyptian Financial Group-Hermes Holding Co.	368,234	545,501
Global Telecom Holding SAE[b]	1,473,779	428,629

		3,180,235
FINLAND — 0.76%
Amer Sports OYJ	49,650	1,523,672
Cargotec OYJ Class B	18,417	941,680
Caverion OYJ[a,b]	59,094	495,141
Elisa OYJ	54,423	2,414,481
Fortum OYJ	171,128	3,951,121
Huhtamaki OYJ	39,778	1,626,342
Kemira OYJ	44,517	598,094
Kesko OYJ Class B	26,903	1,582,954
Kone OYJ Class B	129,449	6,453,072
Konecranes OYJ	33,145	1,360,755
Metsa Board OYJ	99,577	1,120,076
Metso OYJ	45,519	1,627,332
Neste OYJ	50,927	4,300,945
Nokia OYJ	2,285,772	13,747,584
Nokian Renkaat OYJ	47,043	1,889,841
Orion OYJ Class B	44,538	1,354,955
Outokumpu OYJ	139,988	909,938
Outotec OYJ[b]	67,325	615,434
Ramirent OYJ	57,626	503,379
Sampo OYJ Class A	171,319	9,262,691
Stora Enso OYJ Class R	223,376	4,435,523
Tieto OYJ	29,282	1,052,156
UPM-Kymmene OYJ	210,195	7,537,457
Uponor OYJ	40,489	708,833
Valmet OYJ	63,104	1,201,577
Wartsila OYJ Abp	169,767	3,620,233
YIT OYJ	79,136	533,515

		75,368,781
FRANCE — 6.83%
ABC arbitrage	179,362	1,486,597
Accor SA NVS	71,827	4,067,441
Aeroports de Paris NVS	12,247	2,698,939
Air France-KLM NVS[b]	78,586	772,683
Air Liquide SA	164,959	21,534,727
Airbus SE	226,005	26,595,955
ALD SAa,b,c	45,415	769,283
Alstom SA NVS	56,183	2,559,765
Altamir	22,261	374,926
Alten SA NVS	14,288	1,420,725
Altran Technologies SA NVS[a]	103,728	1,604,148
Amundi SAc	24,528	2,088,655
APERAM SA	22,174	1,081,537
Arkema SA NVS	24,815	3,252,989
Assystem NVS	19,165	646,028
Atos SE	35,482	4,797,078
AXA SA NVS	737,302	21,129,961
BioMerieux NVS	16,740	1,326,777
BNP Paribas SA	429,929	33,233,767
Boiron SA NVS	6,279	560,626
Bollore SA NVS	367,433	1,828,113
Bonduelle SCA NVS	21,512	959,060

Security	Shares	Value
Bouygues SA NVS	79,235	$4,044,663
Bureau Veritas SA NVS	93,522	2,446,303
Capgemini SE	58,885	8,110,509
Carrefour SA NVS	216,624	4,458,485
Casino Guichard Perrachon SA NVS	18,691	970,142
Cellectis SA NVS[a,b]	23,422	683,124
Chargeurs SA NVS	15,518	468,721
Cie. de Saint-Gobain NVS	185,977	9,773,208
Cie. Generale des Etablissements Michelin SCA Class B NVS	63,817	8,986,431
Cie. Plastic Omnium SA NVS	26,008	1,251,886
CNP Assurances NVS	59,269	1,520,970
Coface SAb	65,512	832,674
Credit Agricole SA	422,825	6,965,534
Danone SA NVS	221,037	17,916,838
Dassault Aviation SA NVS	965	1,929,585
Dassault Systemes SE NVS	49,587	6,425,453
DBV Technologies SAa,b	10,039	449,020
Derichebourg SA NVS	56,618	501,757
Direct Energie NVS[a]	7,664	391,683
Edenred NVS	86,391	2,974,760
Eiffage SA NVS	25,924	3,091,418
Electricite de France SA NVS	219,918	3,095,461
Elior Group SAc	52,815	1,080,321
Elis SA NVS	86,512	2,071,661
Engie SA NVS	677,525	11,910,415
Eramet NVS[b]	4,287	746,373
Essilor International Cie Generale d’Optique SA NVS	78,899	10,776,572
Etablissements Maurel et Prom[b]	52,913	304,944
Eurazeo SA NVS	18,361	1,614,977
Eurofins Scientific SE NVS[a]	5,174	2,799,298
Euronext NVc	25,902	1,858,910
Europcar Groupe SA NVS[c]	48,624	568,088
Eutelsat Communications SA	68,745	1,490,054
Faurecia SA NVS	32,959	2,699,867
FIGEAC-AERO[a,b]	8,380	163,615
Fnac Darty SAb	9,371	1,007,661
Fonciere Des Regions	10,025	1,122,195
Gaztransport Et Technigaz SA	16,022	994,021
Gecina SA	18,139	3,147,070
Genfit NVS[a,b]	18,870	535,770
Getlink Registered NVS	177,649	2,509,088
Guerbet NVS	6,785	430,376
Hermes International NVS	11,759	7,612,226
ICADE	10,524	1,047,088
ID Logistics Group NVS[b]	1,614	287,825
Iliad SA NVS	9,853	1,975,533
Imerys SA NVS	12,589	1,149,878
Ingenico Group SA NVS	23,059	2,017,054
Ipsen SA NVS	16,495	2,680,484
IPSOS NVS	21,756	827,996
Jacquet Metal Service SA NVS	29,278	1,133,726
JCDecaux SA	28,044	1,003,607
Kering SA NVS	29,189	16,913,636
Klepierre SA	80,685	3,306,642
Korian SA	23,640	828,293
L’Oreal SA	96,394	23,158,701
Lagardere SCA NVS	45,745	1,308,772

83

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

April 30, 2018

Security	Shares	Value
Legrand SA	93,427	$7,280,659
LISI NVS	9,487	350,743
LNA Sante SA NVS	4,515	291,298
LVMH Moet Hennessy Louis Vuitton SE NVS	107,223	37,477,877
Maisons du Monde SAc	26,483	1,077,650
Marie Brizard Wine & Spirits SA NVS[a,b]	50,187	484,481
Mercialys SA	45,044	862,591
Mersen SA NVS	15,985	753,210
Metropole Television SA	42,664	1,051,551
MGI Coutier NVS	12,465	430,722
Natixis SA	358,445	2,950,093
Naturex NVS[a,b]	8,517	1,383,007
Neopost SA	18,539	500,837
Nexans SA	13,902	735,514
Nexity SA	20,117	1,257,802
Oeneo SA NVS	29,107	351,319
Orange SA NVS	763,384	13,940,867
Orpea NVS	20,450	2,627,661
Pernod Ricard SA NVS	78,505	13,046,575
Peugeot SA NVS	227,842	5,621,188
Publicis Groupe SA NVS	78,844	5,906,075
Rallye SA NVS[a]	20,452	319,749
Remy Cointreau SA NVS	8,816	1,215,334
Renault SA NVS	73,729	8,002,887
Rexel SA	113,092	1,755,794
Rubis SCA	35,078	2,733,588
Safran SA	127,820	15,050,946
Sanofi NVS	432,317	34,363,769
Sartorius Stedim Biotech NVS	12,465	1,165,660
Schneider Electric SE NVS	202,593	18,426,491
SCOR SE	60,085	2,442,810
SEB SA NVS	8,641	1,658,924
SES SA	147,497	2,281,034
Societe BIC SA NVS	11,043	1,126,744
Societe Generale SA NVS	288,813	15,861,235
Sodexo SA NVS	34,407	3,412,939
SOITEC NVS[b]	9,822	801,018
Solocal Group NVS[b]	248,081	318,914
Solutions 30 SEb	16,100	799,478
Sopra Steria Group NVS	7,695	1,644,656
SPIE SA NVS	50,423	1,141,051
STMicroelectronics NV	256,989	5,626,150
Suez	142,154	2,054,134
Technicolor SA Registered	195,221	320,070
Teleperformance NVS	22,082	3,545,700
Television Francaise 1	38,126	476,760
Thales SA NVS	39,671	5,032,700
TOTAL SA NVS	925,379	58,507,153
Trigano SA NVS	5,521	1,043,261
Ubisoft Entertainment SA NVS[b]	34,037	3,259,447
Unibail-Rodamco SE	36,061	8,665,849
Valeo SA NVS	91,390	6,121,537
Vallourec SA NVS[a,b]	141,346	853,871
Veolia Environnement SA NVS	179,787	4,269,430
Vicat SA NVS	7,855	579,389
Vinci SA	195,400	19,618,427
Virbac SA NVS[b]	2,208	344,667
Vivendi SA NVS	392,387	10,377,649
Wendel SA NVS	10,701	1,618,703
Worldline SA/France NVS[b,c]	17,546	885,697

		681,266,477

Security	Shares	Value
GERMANY — 5.89%
1&1 Drillisch AG	25,360	$1,841,460
Aareal Bank AG	26,719	1,339,052
adidas AG	73,022	17,989,104
AIXTRON SEa,b	47,170	675,625
Allianz SE Registered	171,836	40,787,481
alstria office REIT AG	77,040	1,159,773
AURELIUS Equity Opportunities SE & Co KGaA[a]	12,782	970,605
Aurubis AG	15,544	1,391,992
Axel Springer SE	20,524	1,682,482
BASF SE	351,574	36,666,273
Bayer AG Registered	318,151	38,162,222
Bayerische Motoren Werke AG	127,208	14,211,957
BayWa AGa	15,900	556,140
Bechtle AG	18,173	1,542,452
Beiersdorf AG	35,451	4,022,770
Bertrandt AG	6,798	761,787
Bilfinger SEa	15,116	723,220
Brenntag AG	58,385	3,352,095
Carl Zeiss Meditec AG Bearer	20,342	1,383,696
CECONOMY AG	75,449	847,399
comdirect bank AG	50,912	781,200
Commerzbank AGb	419,235	5,424,823
Continental AG	41,117	10,988,670
Covestro AGc	63,387	5,786,697
CTS Eventim AG & Co. KGaA	24,624	1,155,517
Daimler AG Registered[a]	365,839	28,951,421
Deutsche Bank AG Registered	792,844	10,887,646
Deutsche Boerse AG	72,414	9,768,319
Deutsche Euroshop AG	22,841	822,375
Deutsche Lufthansa AG Registered	99,860	2,916,129
Deutsche Pfandbriefbank AGc	49,302	800,576
Deutsche Post AG Registered	366,449	15,983,038
Deutsche Telekom AG Registered	1,238,244	21,685,180
Deutsche Wohnen SE Bearer	144,690	6,842,234
Deutz AG	91,634	890,126
Dialog Semiconductor PLC[b]	34,408	737,275
Diebold Nixdorf AGb	7,234	575,974
DMG Mori AG	18,235	1,052,005
Duerr AGa	12,356	1,231,304
E.ON SE	849,872	9,315,264
ElringKlinger AGa	26,584	483,709
Evonik Industries AG	57,051	2,032,026
Evotec AGa,b	57,036	927,885
Fraport AG Frankfurt Airport Services Worldwide	16,620	1,614,454
Freenet AG	53,836	1,711,974
Fresenius Medical Care AG & Co. KGaA	81,548	8,303,791
Fresenius SE & Co. KGaA	160,906	12,313,709
GEA Group AG	69,079	2,704,978
Gerresheimer AG	14,227	1,161,980
Grand City Properties SA	57,718	1,394,697
GRENKE AGa	15,624	1,847,105
Hamborner REIT AG	109,383	1,231,698

84

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

April 30, 2018

Security	Shares	Value
Hamburger Hafen und Logistik AG	27,651	$667,156
Hannover Rueck SE	21,140	2,978,120
Hapag-Lloyd AGa,b,c	18,305	787,333
HeidelbergCement AG	55,972	5,495,235
Heidelberger Druckmaschinen AGa,b	205,439	766,476
Henkel AG & Co. KGaA	41,560	4,958,510
HOCHTIEF AG	7,980	1,461,641
HUGO BOSS AG	25,329	2,380,873
Indus Holding AG	15,748	1,130,187
Infineon Technologies AG	458,225	11,781,185
Innogy SEc	56,526	2,494,804
K+S AG Registered[a]	72,787	2,146,645
KION Group AG	30,252	2,532,946
Kloeckner & Co. SE	44,022	537,192
Krones AGa	6,784	872,100
KWS Saat SE	1,693	612,622
LANXESS AG	34,295	2,550,751
LEG Immobilien AG	27,038	3,121,033
Leoni AG	14,167	891,088
Linde AGb	67,604	15,033,040
MAN SE	11,357	1,310,405
Merck KGaA	47,490	4,660,191
METRO AG	68,251	990,767
MorphoSys AGb	13,204	1,371,964
MTU Aero Engines AG	20,693	3,575,181
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Registered	55,769	12,798,844
Nemetschek SE	12,159	1,466,111
Nordex SEa,b	34,416	395,855
Norma Group SE	18,724	1,378,831
OSRAM Licht AG	38,603	2,227,998
PATRIZIA Immobilien AGb	32,570	652,440
Pfeiffer Vacuum Technology AGa	4,934	730,850
ProSiebenSat.1 Media SE	92,053	3,347,673
QIAGEN NVb	87,218	2,875,731
Rational AG	1,600	1,004,255
Rheinmetall AG	19,705	2,586,692
RHOEN-KLINIKUM AG	28,746	941,207
Rocket Internet SEa,b,c	27,635	810,675
RTL Group SA	14,884	1,227,329
RWE AG	201,328	4,834,482
S&T AG	25,400	656,729
Salzgitter AG	17,626	970,446
SAP SE	376,288	42,016,988
Scout24 AGc	38,875	2,016,838
SGL Carbon SEb	39,274	530,026
Siemens AG Registered	289,583	36,960,688
Siemens Healthineers AGb,c	57,689	2,250,258
Siltronic AG	9,564	1,544,933
SLM Solutions Group AGa,b	7,169	290,163
Software AG	23,086	1,139,687
STADA Arzneimittel AG	14,010	1,419,149
Stroeer SE & Co. KGaA	15,510	1,138,405
Suedzucker AGa	33,545	558,896
Symrise AG	47,001	3,810,379
TAG Immobilien AG	80,010	1,690,724
Telefonica Deutschland Holding AG	295,729	1,415,264
thyssenkrupp AG	164,160	4,284,101
Uniper SE	91,004	2,822,441
United Internet AG Registered[e]	52,522	3,412,720
Volkswagen AG	12,474	2,553,041

Security	Shares	Value
Vonovia SE	194,655	$9,785,925
Vossloh AGa,b	11,848	601,219
Wacker Chemie AG	6,824	1,232,590
Wirecard AG	50,048	6,838,926
Zalando SEa,b,c	45,772	2,364,148
zooplus AGa,b	5,233	1,087,471

		588,169,937
GREECE — 0.10%
Alpha Bank AEb	551,157	1,458,338
Eurobank Ergasias SAb	776,849	984,579
FF Group[b]	16,274	308,697
Hellenic Telecommunications Organization SA	93,172	1,356,473
JUMBO SA	45,271	829,197
Motor Oil Hellas Corinth Refineries SA	30,022	717,471
Mytilineos Holdings SAb	50,511	610,274
National Bank of Greece SAb	2,119,220	885,912
OPAP SA	106,638	1,279,381
Piraeus Bank SAa,b	122,180	518,434
Terna Energy SA	71,013	439,285
Titan Cement Co. SA	18,913	499,287

		9,887,328
HONG KONG — 2.34%
AIA Group Ltd.	4,681,200	42,170,018
ASM Pacific Technology Ltd.	130,000	1,788,934
Bank of East Asia Ltd. (The)[a]	447,800	1,974,183
BOC Hong Kong Holdings Ltd.	1,434,000	7,463,944
Brightoil Petroleum Holdings Ltd.[a,b,d]	1,325,000	216,099
Cafe de Coral Holdings Ltd.[a]	274,000	673,806
Champion REIT	805,000	570,293
China LNG Group Ltd.[a,b]	1,894,500	267,944
Chow Sang Sang Holdings International Ltd.	142,000	311,927
CK Asset Holdings Ltd.	1,036,888	8,990,568
CK Hutchison Holdings Ltd.	1,052,388	12,483,971
CK Infrastructure Holdings Ltd.	284,000	2,247,176
CLP Holdings Ltd.	598,000	6,209,919
Dah Sing Banking Group Ltd.[a]	513,200	1,222,800
Dah Sing Financial Holdings Ltd.	103,600	695,661
Esprit Holdings Ltd.[a,b]	955,050	330,996
First Pacific Co. Ltd./Hong Kong	1,117,000	574,992
Freeman FinTech Corp. Ltd.[b]	6,700,000	998,821
Galaxy Entertainment Group Ltd.	946,000	8,365,228
Giordano International Ltd.	1,040,000	638,716
Great Eagle Holdings Ltd.	143,000	725,181
Guotai Junan International Holdings Ltd.[a]	2,453,000	740,752
Haitong International Securities Group Ltd.	1,984,000	1,167,914
Hang Lung Group Ltd.	429,000	1,300,952
Hang Lung Properties Ltd.	788,000	1,871,541
Hang Seng Bank Ltd.	292,000	7,426,267
Henderson Land Development Co. Ltd.	469,142	2,991,821
HK Electric Investments & HK Electric Investments Ltd.[a,c]	1,136,500	1,057,108
HKT Trust & HKT Ltd.	1,415,600	1,865,040
Hong Kong & China Gas Co. Ltd.	3,258,787	6,826,294

85

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

April 30, 2018

Security	Shares	Value
Hong Kong Exchanges & Clearing Ltd.[a]	447,200	$14,655,476
Hongkong Land Holdings Ltd.	493,400	3,577,150
Hopewell Holdings Ltd.	347,000	1,235,772
Hysan Development Co. Ltd.	260,000	1,518,937
I-CABLE Communications Ltd.[b]	174,353	3,732
Jardine Matheson Holdings Ltd.	81,700	4,961,641
Jardine Strategic Holdings Ltd.	91,700	3,484,600
Johnson Electric Holdings Ltd.	217,750	760,214
Kerry Logistics Network Ltd.	295,000	451,056
Kerry Properties Ltd.	266,000	1,277,763
Landing International Development Ltd.[b]	32,790,000	752,040
Li & Fung Ltd.	2,476,000	1,252,473
Link REIT	851,500	7,551,288
Luk Fook Holdings International Ltd.	164,000	688,536
Man Wah Holdings Ltd.[a]	884,000	657,798
Melco International Development Ltd.	371,000	1,387,424
Melco Resorts & Entertainment Ltd. ADR	105,885	3,304,671
MGM China Holdings Ltd.	425,200	1,175,656
Minth Group Ltd.	322,000	1,538,560
MTR Corp. Ltd.	557,500	3,143,296
New World Development Co. Ltd.	2,364,666	3,495,063
NewOcean Energy Holdings Ltd.[a,b]	1,074,000	250,428
NWS Holdings Ltd.	763,000	1,508,841
PCCW Ltd.	2,097,000	1,301,231
Power Assets Holdings Ltd.	547,500	4,077,517
Sa Sa International Holdings Ltd.	910,000	568,152
Sands China Ltd.	954,800	5,565,840
Shangri-La Asia Ltd.[a]	620,000	1,218,157
Shun Tak Holdings Ltd.	1,152,000	477,049
Sino Land Co. Ltd.	1,270,000	2,197,509
SJM Holdings Ltd.	867,000	874,926
SmarTone Telecommunications Holdings Ltd.[a]	403,500	427,754
Sun Hung Kai Properties Ltd.	545,000	8,805,275
Swire Pacific Ltd. Class A	163,500	1,624,948
Swire Properties Ltd.	460,000	1,638,200
Techtronic Industries Co. Ltd.	579,000	3,423,133
Television Broadcasts Ltd.	124,400	396,267
Texwinca Holdings Ltd.[a]	948,000	477,125
Town Health International Medical Group Ltd.[a,d]	1,647,000	10,493
Value Partners Group Ltd.	728,000	695,696
VTech Holdings Ltd.	85,300	1,045,022
WH Group Ltd.[c]	3,551,500	3,706,149
Wharf Holdings Ltd. (The)	474,000	1,585,385
Wharf Real Estate Investment Co. Ltd.	479,000	3,600,930
Wheelock & Co. Ltd.	312,000	2,327,602
Wynn Macau Ltd.	658,400	2,462,210
Xinyi Glass Holdings Ltd.	870,000	1,268,155
Yue Yuen Industrial Holdings Ltd.	363,000	1,033,740

		233,609,746
HUNGARY — 0.07%
Magyar Telekom Telecommunications PLC	190,383	330,173
MOL Hungarian Oil & Gas PLC	159,028	1,839,863
OTP Bank Nyrt	96,283	4,211,597
Richter Gedeon Nyrt	46,803	947,868

		7,329,501

Security	Shares	Value
INDIA — 2.25%
Adani Ports & Special Economic Zone Ltd.	332,335	$2,028,170
Adani Power Ltd.[b]	804,839	309,925
AIA Engineering Ltd.	26,467	572,586
Ambuja Cements Ltd.	357,469	1,342,517
Apollo Hospitals Enterprise Ltd.	47,147	770,713
Ashok Leyland Ltd.	639,482	1,575,709
Asian Paints Ltd.	128,698	2,317,297
Astral Polytechnik Ltd.	67,482	960,764
Aurobindo Pharma Ltd.	128,867	1,239,626
Avanti Feeds Ltd.	8,766	326,118
Axis Bank Ltd.	697,096	5,403,173
Bajaj Auto Ltd.	41,105	1,818,499
Bajaj Finance Ltd.	80,313	2,295,671
Bajaj Finserv Ltd.	20,311	1,668,521
Balkrishna Industries Ltd.	56,862	1,086,461
Bharat Forge Ltd.	108,760	1,262,457
Bharat Heavy Electricals Ltd.	455,498	599,232
Bharat Petroleum Corp. Ltd.	334,420	1,940,929
Bharti Airtel Ltd.	563,356	3,457,034
Bharti Infratel Ltd.	263,647	1,236,858
Bosch Ltd.	4,001	1,163,299
Cadila Healthcare Ltd.	114,897	709,886
Cipla Ltd./India	161,462	1,469,464
Coal India Ltd.	339,149	1,448,269
Container Corp. of India Ltd.	33,203	648,687
Crompton Greaves Consumer Electricals Ltd.	237,026	838,150
Dabur India Ltd.	256,144	1,417,734
DCB Bank Ltd.	249,788	730,201
Dewan Housing Finance Corp. Ltd.	93,262	895,729
Divi’s Laboratories Ltd.	40,069	718,949
Dr. Reddy’s Laboratories Ltd.	46,038	1,455,398
Edelweiss Financial Services Ltd.	225,759	970,148
Eicher Motors Ltd.	5,556	2,596,402
FDC Ltd./India	243,103	903,350
Federal Bank Ltd.	802,780	1,182,398
Finolex Cables Ltd.	91,024	954,497
GAIL India Ltd.	353,777	1,723,298
Gateway Distriparks Ltd.	144,401	364,681
Gillette India Ltd.	6,869	674,061
Glenmark Pharmaceuticals Ltd.	77,265	661,858
GMR Infrastructure Ltd.[b]	1,567,673	481,530
Godrej Consumer Products Ltd.	108,455	1,815,248
Grasim Industries Ltd.	158,323	2,594,514
Havells India Ltd.	132,646	1,087,661
HCL Technologies Ltd.	224,963	3,548,544
Hero MotoCorp Ltd.	24,895	1,392,184
Hindalco Industries Ltd.	525,512	1,855,513
Hindustan Petroleum Corp. Ltd.	282,063	1,286,907
Hindustan Unilever Ltd.	271,017	6,127,323
Housing Development Finance Corp. Ltd.	595,533	16,804,578
ICICI Bank Ltd.	962,282	4,097,701
Idea Cellular Ltd.[b]	829,010	858,946
IDFC Bank Ltd.	942,023	682,452
IIFL Holdings Ltd.	59,624	686,024

86

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

April 30, 2018

Security	Shares	Value
Indiabulls Housing Finance Ltd.	132,389	$2,592,634
Indiabulls Real Estate Ltd.[b]	119,575	385,564
Indiabulls Ventures Ltd.	73,942	534,179
Indian Oil Corp. Ltd.	695,427	1,691,157
Info Edge India Ltd.	45,746	850,523
Infosys Ltd.	682,922	12,273,973
ITC Ltd.	1,346,306	5,677,522
Jammu & Kashmir Bank Ltd. (The)[b]	273,321	233,228
JSW Steel Ltd.	465,477	2,266,707
Jubilant Foodworks Ltd.	25,511	970,997
Karur Vysya Bank Ltd. (The)	367,552	599,737
Larsen & Toubro Ltd.	195,888	4,111,770
LIC Housing Finance Ltd.	150,483	1,232,905
Lupin Ltd.	98,485	1,197,565
Mahindra & Mahindra Financial Services Ltd.	157,262	1,244,500
Mahindra & Mahindra Ltd.	319,449	4,180,024
Marico Ltd.	215,738	1,074,973
Maruti Suzuki India Ltd.	44,261	5,845,947
Mindtree Ltd.	74,443	1,209,782
Motherson Sumi Systems Ltd.	365,101	1,929,444
Motilal Oswal Financial Services Ltd.	26,374	387,983
Natco Pharma Ltd.	48,567	587,876
NCC Ltd./India	450,572	901,617
Nestle India Ltd.	11,296	1,590,402
NTPC Ltd.	729,780	1,882,404
Oil & Natural Gas Corp. Ltd.	535,236	1,447,960
Page Industries Ltd.	3,533	1,281,030
PC Jeweller Ltd.	80,349	173,965
Piramal Enterprises Ltd.	39,936	1,555,553
Power Finance Corp. Ltd.	397,477	523,795
Reliance Communications Ltd.[b]	1,070,510	245,412
Reliance Industries Ltd.	1,109,994	16,021,235
Reliance Infrastructure Ltd.	93,636	633,032
Rural Electrification Corp. Ltd.	336,222	642,318
Sadbhav Engineering Ltd.	132,036	755,933
Shree Cement Ltd.	4,741	1,203,634
Shriram Transport Finance Co. Ltd.	75,274	1,816,264
Siemens Ltd.	53,610	901,586
Solara Active Pharma Sciences Ltd.[b]	7,111	13,725
SRF Ltd.	20,444	732,863
State Bank of India	680,867	2,513,719
Strides Shasun Ltd.	54,704	522,532
Sun Pharmaceutical Industries Ltd.	414,224	3,279,532
Symphony Ltd.	20,585	561,569
Tata Consultancy Services Ltd.	177,692	9,404,044
Tata Global Beverages Ltd.	240,285	1,071,274
Tata Motors Ltd.[b]	644,294	3,286,150
Tata Motors Ltd. Class Ab	114,713	329,151
Tata Power Co. Ltd. (The)	650,563	860,724
Tata Steel Ltd.	155,326	1,384,645
Tech Mahindra Ltd.	204,100	2,050,786
Titan Co. Ltd.	148,028	2,177,613
UltraTech Cement Ltd.	39,705	2,444,439
United Spirits Ltd.[b]	26,547	1,440,793
UPL Ltd.	156,227	1,708,455
Vakrangee Ltd.	230,681	345,468
Vedanta Ltd.	639,416	2,858,881
Wipro Ltd.	492,535	2,057,149
Yes Bank Ltd.	640,444	3,473,790
Zee Entertainment Enterprises Ltd.	266,018	2,343,900

		224,574,176

Security	Shares	Value
INDONESIA — 0.48%
Adaro Energy Tbk PT	6,641,900	$876,039
Astra International Tbk PT	7,960,500	4,091,110
Bank Central Asia Tbk PT	4,246,600	6,745,722
Bank Danamon Indonesia Tbk PT	1,543,700	737,869
Bank Mandiri Persero Tbk PT	7,336,500	3,757,237
Bank Negara Indonesia Persero Tbk PT	3,117,000	1,803,547
Bank Rakyat Indonesia Persero Tbk PT	21,844,000	5,055,718
Bank Tabungan Negara Persero Tbk PT	2,881,093	644,039
Bumi Serpong Damai Tbk PT	4,986,600	605,740
Charoen Pokphand Indonesia Tbk PT	3,675,700	972,261
Ciputra Development Tbk PT	7,529,596	595,332
Gudang Garam Tbk PT	203,400	1,013,528
Hanjaya Mandala Sampoerna Tbk PT	3,843,200	977,892
Indocement Tunggal Prakarsa Tbk PT	780,100	993,874
Indofood CBP Sukses Makmur Tbk PT	1,110,400	692,379
Indofood Sukses Makmur Tbk PT	1,777,100	890,945
Inti Agri Resources Tbk PTb	18,312,000	276,407
Japfa Comfeed Indonesia Tbk PT	3,028,900	328,743
Jasa Marga Persero Tbk PT	1,412,538	443,687
Kalbe Farma Tbk PT	8,920,100	964,942
Lippo Karawaci Tbk PT	9,734,600	312,067
Matahari Department Store Tbk PT	1,163,500	865,569
Media Nusantara Citra Tbk PT	3,264,800	310,933
Mitra Adiperkasa Tbk PT	793,500	470,539
Perusahaan Gas Negara Persero Tbk PT	4,645,500	662,808
Sawit Sumbermas Sarana Tbk PT	5,524,800	520,215
Semen Indonesia Persero Tbk PT	1,337,500	927,718
Summarecon Agung Tbk PT	6,065,600	394,564
Surya Citra Media Tbk PT	3,013,600	554,524
Telekomunikasi Indonesia Persero Tbk PT	19,732,600	5,432,227
Tower Bersama Infrastructure Tbk PT	1,397,900	557,653
Unilever Indonesia Tbk PT	581,900	1,938,621
United Tractors Tbk PT	754,600	1,849,550
XL Axiata Tbk PTb	1,831,800	279,131

		47,543,130
IRELAND — 0.37%
AIB Group PLC	311,683	1,861,035
Bank of Ireland Group PLC	350,973	3,159,138
C&C Group PLC	178,515	672,927
CRH PLC	327,409	11,673,428
Glanbia PLC	73,629	1,245,419
Hibernia REIT PLC	768,455	1,377,815
Irish Continental Group PLC	111,156	752,072
Kerry Group PLC Class A	60,668	6,193,769
Kingspan Group PLC	58,282	2,640,610
Origin Enterprises PLC	71,641	462,212
Paddy Power Betfair PLC	30,678	3,037,488
Smurfit Kappa Group PLC	90,636	3,872,145

		36,948,058

87

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

April 30, 2018

Security	Shares	Value
ISRAEL — 0.41%
Azrieli Group Ltd.	22,722	$1,042,664
Bank Hapoalim BM	421,512	2,889,042
Bank Leumi Le-Israel BM	589,634	3,490,704
Bezeq The Israeli Telecommunication Corp. Ltd.	990,132	1,249,946
Caesarstone Ltd.	17,112	315,716
Check Point Software Technologies Ltd.[b]	50,340	4,858,313
CyberArk Software Ltd.[a,b]	17,449	958,997
Delek Group Ltd.	3,292	494,912
Elbit Systems Ltd.	11,336	1,312,278
Frutarom Industries Ltd.	17,942	1,722,939
Gazit-Globe Ltd.	54,559	517,097
Israel Chemicals Ltd.	273,064	1,227,987
Israel Corp. Ltd. (The)	2,015	396,235
Israel Discount Bank Ltd. Class Ab	513,783	1,426,580
Kenon Holdings Ltd./Singapore	24,498	381,507
Mazor Robotics Ltd.[b]	25,114	682,662
Mizrahi Tefahot Bank Ltd.	78,664	1,441,047
Nice Ltd.[b]	27,257	2,586,381
Oil Refineries Ltd.	1,492,861	648,114
Orbotech Ltd.[b]	23,298	1,361,069
Paz Oil Co. Ltd.	5,185	755,867
SodaStream International Ltd.[b]	10,557	997,531
Strauss Group Ltd.	37,463	772,917
Teva Pharmaceutical Industries Ltd. ADR NVS[a]	358,497	6,445,776
Tower Semiconductor Ltd.[b]	48,777	1,283,461
Wix.com Ltd.[a,b]	18,950	1,558,637

		40,818,379
ITALY — 1.91%
A2A SpA	784,963	1,581,443
Anima Holding SpA[c]	156,731	1,130,493
Assicurazioni Generali SpA	478,270	9,673,133
Atlantia SpA	174,695	5,804,325
Autogrill SpA	75,709	969,599
Azimut Holding SpA	48,976	1,031,381
Banca Generali SpA	25,595	832,470
Banca Mediolanum SpA	106,893	860,126
Banca Monte dei Paschi di Siena SpA[a,b]	121,234	392,846
Banca Popolare di Sondrio SCPA	250,238	1,185,163
Banco BPM SpA[b]	614,939	2,241,166
Beni Stabili SpA SIIQ	842,570	798,615
BPER Banca	204,050	1,181,386
Brembo SpA	75,048	1,110,744
Buzzi Unicem SpA	45,609	1,154,996
Cerved Information Solutions SpA	118,863	1,444,719
CIR-Compagnie Industriali Riunite SpA	342,875	451,545
CNH Industrial NV	401,800	4,971,054
Credito Emiliano SpA	60,890	535,570
Danieli & C Officine Meccaniche SpA	20,529	566,751
Davide Campari-Milano SpA NVS	228,485	1,717,065
De’ Longhi SpA	30,243	906,181
DiaSorin SpA	11,060	1,046,966
Ei Towers SpA	14,012	810,913
Enel SpA	3,113,313	19,815,596
Eni SpA	920,967	18,025,930
ERG SpA	46,680	1,122,335

Security	Shares	Value
EXOR NV	42,762	$3,179,465
Ferrari NV	49,447	6,096,654
Fiat Chrysler Automobiles NVb	422,165	9,471,804
FinecoBank Banca Fineco SpA	194,482	2,327,173
GEDI Gruppo Editoriale SpA[a,b]	947,718	482,631
Hera SpA	407,110	1,511,025
Interpump Group SpA	40,132	1,279,099
Intesa Sanpaolo SpA	5,187,351	19,786,036
Iren SpA	398,967	1,215,684
Italgas SpA	255,255	1,654,869
Leonardo SpA	31,881	370,164
Luxottica Group SpA	67,228	4,204,197
Mediaset SpA[b]	194,167	772,982
Mediobanca Banca di Credito Finanziario SpA	258,651	3,145,332
Moncler SpA	76,796	3,473,866
Piaggio & C SpA	262,740	692,024
Poste Italiane SpA[c]	237,490	2,325,897
Prysmian SpA	80,719	2,377,651
Recordati SpA	58,393	2,091,819
Saipem SpA[a,b]	245,993	943,340
Salvatore Ferragamo SpA[a]	25,181	745,988
Snam SpA	901,287	4,339,403
Societa Cattolica di Assicurazioni SC	79,834	852,666
Societa Iniziative Autostradali e Servizi SpA	54,600	1,161,031
Telecom Italia SpA/Milano[b]	4,399,053	4,348,678
Tenaris SA	180,380	3,393,248
Terna Rete Elettrica Nazionale SpA	581,560	3,497,041
Tod’s SpA[a]	7,596	587,359
UniCredit SpA	777,266	16,879,244
Unione di Banche Italiane SpA[a]	422,724	2,183,391
Unipol Gruppo SpA	238,171	1,280,523
UnipolSai Assicurazioni SpA	540,566	1,456,439
Yoox Net-A-Porter Group SpA[b]	25,443	1,164,747

		190,653,981
JAPAN — 17.37%
77 Bank Ltd. (The)	42,000	1,039,781
ABC-Mart Inc.	18,000	1,186,018
Acom Co. Ltd.[a]	200,200	907,464
Activia Properties Inc.	264	1,170,117
Adastria Co. Ltd.	16,800	292,014
ADEKA Corp.	46,200	820,770
Advance Residence Investment Corp.	503	1,295,825
Advantest Corp.	67,900	1,625,753
Aeon Co. Ltd.	232,100	4,639,879
Aeon Delight Co. Ltd.	16,800	588,787
AEON Financial Service Co. Ltd.	47,100	1,104,488
Aeon Mall Co. Ltd.	55,600	1,126,989
Aica Kogyo Co. Ltd.	40,000	1,506,054
Aichi Bank Ltd. (The)	7,700	368,024
Aiful Corp.[a,b]	253,200	856,148
Ain Holdings Inc.	11,600	773,863
Air Water Inc.	57,900	1,118,580
Aisin Seiki Co. Ltd.	68,000	3,691,295
Ajinomoto Co. Inc.	209,800	3,846,094
Alfresa Holdings Corp.	79,200	1,748,661

88

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

April 30, 2018

Security	Shares	Value
Alps Electric Co. Ltd.	79,500	$1,764,003
Amada Holdings Co. Ltd.	151,200	1,819,789
Amano Corp.	40,500	1,007,087
ANA Holdings Inc.	46,800	1,856,175
Anritsu Corp.	72,500	954,078
Aoyama Trading Co. Ltd.	25,700	989,952
Aozora Bank Ltd.	54,800	2,216,038
Arcs Co. Ltd.	22,000	601,544
Ariake Japan Co. Ltd.	14,800	1,271,373
Asahi Diamond Industrial Co. Ltd.	80,300	773,463
Asahi Glass Co. Ltd.	75,700	3,140,763
Asahi Group Holdings Ltd.	154,700	7,826,541
Asahi Intecc Co. Ltd.	41,200	1,443,930
Asahi Kasei Corp.	495,500	6,826,285
Asics Corp.	68,700	1,300,858
Astellas Pharma Inc.	801,700	11,762,663
Avex Inc.	46,200	638,799
Awa Bank Ltd. (The)	97,000	634,700
Azbil Corp.	35,700	1,663,879
Bandai Namco Holdings Inc.	77,700	2,637,930
Bank of Kyoto Ltd. (The)	29,600	1,779,922
Bank of Nagoya Ltd. (The)	13,000	484,122
Benesse Holdings Inc.	30,900	1,126,717
Bic Camera Inc.	51,600	847,857
Bridgestone Corp.	249,000	10,442,413
Brother Industries Ltd.	96,400	2,075,562
Calbee Inc.	33,500	1,129,678
Canon Electronics Inc.	35,400	823,978
Canon Inc.	397,700	13,774,576
Canon Marketing Japan Inc.	29,400	638,108
Capcom Co. Ltd.	39,900	766,824
Casio Computer Co. Ltd.	75,400	1,125,229
Central Glass Co. Ltd.	22,800	541,533
Central Japan Railway Co.	54,700	10,982,490
Chiba Bank Ltd. (The)	291,800	2,357,333
Chiyoda Co. Ltd.	16,300	391,617
Chiyoda Corp.	76,000	782,746
Chubu Electric Power Co. Inc.	244,900	3,834,920
Chugai Pharmaceutical Co. Ltd.	88,600	4,679,991
Chugoku Bank Ltd. (The)	89,100	1,034,920
Chugoku Electric Power Co. Inc. (The)	104,400	1,307,087
Ci:z Holdings Co. Ltd.	20,400	982,481
Citizen Watch Co. Ltd.	148,200	1,110,569
Coca-Cola Bottlers Japan Holdings Inc.	52,475	2,258,691
Cocokara fine Inc.	15,200	1,101,540
COLOPL Inc.[a]	30,800	233,340
Colowide Co. Ltd.	36,700	933,724
COMSYS Holdings Corp.	47,400	1,321,179
Concordia Financial Group Ltd.	509,700	2,967,136
COOKPAD Inc.[a]	60,100	350,412
Cosmo Energy Holdings Co. Ltd.	27,200	898,588
Cosmos Pharmaceutical Corp.	3,700	832,141
Credit Saison Co. Ltd.	62,600	1,122,996
CyberAgent Inc.[a]	41,200	2,274,142
CYBERDYNE Inc.[a,b]	85,700	1,097,242
Dai Nippon Printing Co. Ltd.	99,900	2,152,746
Dai-ichi Life Holdings Inc.	430,100	8,545,007
Daicel Corp.	112,800	1,305,047
Daido Steel Co. Ltd.	12,100	656,833
Daifuku Co. Ltd.	42,800	2,299,877

Security	Shares	Value
Daiichi Sankyo Co. Ltd.	222,500	$7,625,086
Daiichikosho Co. Ltd.	22,800	1,198,081
Daikin Industries Ltd.	95,100	11,128,677
Daikyo Inc.	19,500	425,017
Daio Paper Corp.	37,000	519,031
Daiseki Co. Ltd.	24,800	772,840
Daishi Bank Ltd. (The)	15,200	682,038
Daito Trust Construction Co. Ltd.	27,000	4,504,318
Daiwa House Industry Co. Ltd.	225,100	8,249,038
Daiwa House REIT Investment Corp.	705	1,681,563
Daiwa Office Investment Corp.	148	875,083
Daiwa Securities Group Inc.	606,000	3,725,439
DCM Holdings Co. Ltd.	54,800	545,872
DeNA Co. Ltd.	40,800	777,409
Denka Co. Ltd.	37,600	1,343,532
Denso Corp.	186,200	9,794,537
Dentsu Inc.	83,700	3,962,221
DIC Corp.	33,700	1,145,661
Disco Corp.	12,400	2,184,802
DMG Mori Co. Ltd.	52,400	985,029
Don Quijote Holdings Co. Ltd.	51,300	2,766,004
Doutor Nichires Holdings Co. Ltd.	24,700	516,460
Dowa Holdings Co. Ltd.	23,800	898,277
Duskin Co. Ltd.	26,900	678,246
DyDo Group Holdings Inc.[a]	12,700	790,377
Earth Corp.	12,700	667,352
East Japan Railway Co.	123,800	11,868,056
Ebara Corp.	39,000	1,493,352
Eisai Co. Ltd.	104,400	7,007,704
Electric Power Development Co. Ltd.	56,900	1,548,533
Exedy Corp.	25,600	867,955
Ezaki Glico Co. Ltd.	19,500	1,053,187
FamilyMart UNY Holdings Co. Ltd.	32,700	3,176,614
Fancl Corp.	27,000	1,061,001
FANUC Corp.	74,900	16,126,516
Fast Retailing Co. Ltd.	20,800	9,163,975
FCC Co. Ltd.	22,100	626,091
Frontier Real Estate Investment Corp.	170	700,663
Fuji Co. Ltd./Ehime	16,400	358,350
Fuji Corp./Aichi	43,800	787,339
Fuji Electric Co. Ltd.	229,000	1,640,722
Fuji Seal International Inc.	28,900	1,080,201
Fuji Soft Inc.	17,800	688,901
FUJIFILM Holdings Corp.	161,700	6,509,376
Fujikura Ltd.	105,700	724,469
Fujitsu General Ltd.	26,100	426,950
Fujitsu Ltd.	750,000	4,564,085
Fukuoka Financial Group Inc.	337,000	1,804,725
Furukawa Electric Co. Ltd.	28,300	1,396,573
Fuyo General Lease Co. Ltd.	10,400	706,164
Global One Real Estate Investment Corp.	724	725,158
Glory Ltd.	29,000	999,132
GLP J-REIT	1,223	1,313,251
GMO Internet Inc.	38,200	703,432
GMO Payment Gateway Inc.[a]	10,500	1,041,124
Gree Inc.	56,600	312,936
GS Yuasa Corp.	167,000	900,434

89

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

April 30, 2018

Security	Shares	Value
GungHo Online Entertainment Inc.[a]	207,300	$627,062
Gunma Bank Ltd. (The)	204,200	1,194,316
Gunze Ltd.	12,500	768,791
Hachijuni Bank Ltd. (The)	215,000	1,137,629
Hakuhodo DY Holdings Inc.	92,900	1,299,793
Hamamatsu Photonics KK	63,500	2,448,892
Hankyu Hanshin Holdings Inc.	88,900	3,505,629
Hanwa Co. Ltd.	19,500	853,598
Harmonic Drive Systems Inc.[a]	20,000	959,561
Haseko Corp.	117,000	1,844,414
Hazama Ando Corp.	96,300	776,208
Heiwa Corp.	28,800	572,710
Heiwa Real Estate Co. Ltd.	37,400	877,024
Heiwa Real Estate REIT Inc.	2,270	2,171,981
Hikari Tsushin Inc.	11,900	1,931,405
Hino Motors Ltd.	100,400	1,226,729
Hirose Electric Co. Ltd.	13,205	1,860,828
Hiroshima Bank Ltd. (The)	135,100	1,029,686
HIS Co. Ltd.	21,400	783,249
Hisamitsu Pharmaceutical Co. Inc.	28,500	2,221,659
Hitachi Capital Corp.	35,900	961,270
Hitachi Chemical Co. Ltd.	42,900	943,271
Hitachi Construction Machinery Co. Ltd.	45,800	1,667,928
Hitachi High-Technologies Corp.	27,000	1,260,864
Hitachi Ltd.	1,869,000	13,691,482
Hitachi Metals Ltd.	84,600	971,054
Hitachi Zosen Corp.	102,800	558,976
Hogy Medical Co. Ltd.	17,600	733,434
Hokkaido Electric Power Co. Inc.[a]	83,200	552,005
Hokkoku Bank Ltd. (The)	15,500	619,008
Hokuetsu Kishu Paper Co. Ltd.	61,500	384,428
Hokuhoku Financial Group Inc.	64,300	953,115
Hokuriku Electric Power Co.[a,b]	75,200	767,634
Hokuto Corp.	38,100	672,691
Honda Motor Co. Ltd.	658,100	22,655,359
Horiba Ltd.	16,900	1,230,916
Hoshizaki Corp.	20,800	1,933,160
House Foods Group Inc.	35,000	1,233,036
Hoya Corp.	148,900	7,976,713
Hulic Co. Ltd.	138,100	1,485,435
Hyakugo Bank Ltd. (The)	184,600	862,057
Hyakujushi Bank Ltd. (The)	157,000	530,866
Ibiden Co. Ltd.	47,300	782,822
IBJ Leasing Co. Ltd.	25,400	702,170
Idemitsu Kosan Co. Ltd.	53,700	2,102,851
IHI Corp.	59,500	1,952,068
Iida Group Holdings Co. Ltd.	68,200	1,334,395
Inaba Denki Sangyo Co. Ltd.	20,000	856,294
Industrial & Infrastructure Fund Investment Corp.	792	876,502
Inpex Corp.	382,500	4,902,502
Internet Initiative Japan Inc.	20,600	389,503
Invincible Investment Corp.	2,546	1,137,760
Isetan Mitsukoshi Holdings Ltd.	143,000	1,591,720
Isuzu Motors Ltd.	222,100	3,397,719
Ito En Ltd.	24,900	994,407
ITOCHU Corp.	570,900	11,446,695
Itochu Techno-Solutions Corp.	47,600	987,453
Itoham Yonekyu Holdings Inc.	53,200	483,747
Iwatani Corp.	18,800	694,960
Iyo Bank Ltd. (The)	131,100	1,038,736

Security	Shares	Value
Izumi Co. Ltd.	18,000	$1,189,308
J Front Retailing Co. Ltd.	108,700	1,763,240
Jaccs Co. Ltd.	17,200	389,820
Jafco Co. Ltd.	17,700	778,040
Japan Airlines Co. Ltd.	46,300	1,823,651
Japan Airport Terminal Co. Ltd.	26,400	1,084,469
Japan Aviation Electronics Industry Ltd.	30,000	513,228
Japan Excellent Inc.	530	688,746
Japan Exchange Group Inc.	205,200	3,806,772
Japan Hotel REIT Investment Corp.	2,630	1,990,075
Japan Logistics Fund Inc.	473	958,319
Japan Post Bank Co. Ltd.	152,900	2,079,188
Japan Post Holdings Co. Ltd.	600,300	7,296,313
Japan Prime Realty Investment Corp.	331	1,200,886
Japan Real Estate Investment Corp.	473	2,455,234
Japan Rental Housing Investments Inc.	937	729,563
Japan Retail Fund Investment Corp.	1,017	1,905,278
Japan Securities Finance Co. Ltd.	142,200	935,655
Japan Steel Works Ltd. (The)	29,000	954,078
Japan Tobacco Inc.	421,900	11,321,995
JFE Holdings Inc.	202,000	4,161,837
JGC Corp.	84,600	2,075,860
JSR Corp.	77,100	1,454,983
JTEKT Corp.	91,900	1,490,724
Juroku Bank Ltd. (The)	19,500	515,188
JVC Kenwood Corp.	208,900	731,174
JXTG Holdings Inc.	1,274,500	8,320,793
K’s Holdings Corp.	66,800	965,754
Kadokawa Dwango[a,b]	32,318	334,329
Kagome Co. Ltd.	48,100	1,734,106
Kajima Corp.	358,000	3,451,588
Kakaku.com Inc.	59,700	1,140,806
Kaken Pharmaceutical Co. Ltd.	16,600	983,029
Kamigumi Co. Ltd.	54,700	1,234,718
Kanamoto Co. Ltd.	15,400	528,462
Kaneka Corp.	128,000	1,264,501
Kanematsu Corp.	62,200	952,682
Kansai Electric Power Co. Inc. (The)	273,800	3,828,321
Kansai Paint Co. Ltd.	82,600	1,859,963
Kao Corp.	191,700	13,761,056
Kawasaki Heavy Industries Ltd.	59,200	1,985,506
Kawasaki Kisen Kaisha Ltd.[a,b]	33,500	774,549
KDDI Corp.	691,900	18,570,805
Keihan Holdings Co. Ltd.	38,500	1,245,511
Keihin Corp.	34,200	675,093
Keikyu Corp.	99,300	1,821,294
Keio Corp.	48,200	2,206,827
Keisei Electric Railway Co. Ltd.	67,000	2,185,881
Keiyo Bank Ltd. (The)	181,000	828,705
Kenedix Inc.	141,200	818,102
Kenedix Office Investment Corp.	172	1,056,285
Kewpie Corp.	42,800	997,787
Keyence Corp.	38,300	23,440,265
Kikkoman Corp.	63,900	2,770,898
Kinden Corp.	62,400	1,089,184
Kintetsu Group Holdings Co. Ltd.	67,100	2,731,830
Kirin Holdings Co. Ltd.	337,500	9,478,067

90

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

April 30, 2018

Security	Shares	Value
Kisoji Co. Ltd.	30,600	$793,908
Kissei Pharmaceutical Co. Ltd.	21,400	605,282
Kiyo Bank Ltd. (The)	42,400	690,877
Kobayashi Pharmaceutical Co. Ltd.	26,700	2,252,145
Kobe Steel Ltd.	123,100	1,273,468
Koito Manufacturing Co. Ltd.	46,900	3,150,240
Kokuyo Co. Ltd.	46,500	838,849
Komatsu Ltd.	358,700	12,292,666
Komeri Co. Ltd.	14,700	392,806
Konami Holdings Corp.	37,700	1,853,562
Konica Minolta Inc.	198,700	1,706,904
Kose Corp.[a]	12,900	2,387,252
Kubota Corp.	411,100	6,948,407
Kuraray Co. Ltd.	134,600	2,241,181
Kureha Corp.	12,300	837,423
Kurita Water Industries Ltd.	42,100	1,365,821
KYB Corp.	10,900	526,945
Kyocera Corp.	121,100	7,744,645
KYORIN Holdings Inc.	30,100	589,759
Kyowa Exeo Corp.	40,800	1,062,646
Kyowa Hakko Kirin Co. Ltd.	105,500	2,288,846
Kyudenko Corp.	23,200	1,087,649
Kyushu Electric Power Co. Inc.	168,700	2,084,372
Kyushu Financial Group Inc.	212,800	1,046,255
Kyushu Railway Co.	55,600	1,783,468
Lawson Inc.	18,800	1,242,166
Leopalace21 Corp.	122,600	1,065,502
LINE Corp.[a,b]	20,800	759,388
Lintec Corp.	28,800	833,009
Lion Corp.	89,600	1,934,066
LIXIL Group Corp.	97,500	2,185,675
M3 Inc.	85,500	3,238,725
Mabuchi Motor Co. Ltd.	19,400	978,643
Maeda Corp.	80,000	988,440
Makino Milling Machine Co. Ltd.	70,000	663,377
Makita Corp.	89,900	4,042,111
Mandom Corp.	30,400	1,097,373
Marubeni Corp.	631,900	4,759,534
Maruha Nichiro Corp.	20,300	683,623
Marui Group Co. Ltd.	92,400	1,921,042
Maruichi Steel Tube Ltd.	23,300	797,427
Matsui Securities Co. Ltd.	64,000	624,647
Matsumotokiyoshi Holdings Co. Ltd.	37,300	1,665,163
Mazda Motor Corp.	219,400	3,050,647
McDonald’s Holdings Co. Japan Ltd.	31,400	1,469,207
MCUBS MidCity Investment Corp.	1,048	790,130
Mebuki Financial Group Inc.	445,050	1,728,547
Medipal Holdings Corp.	67,500	1,450,240
Megachips Corp.[a,b]	12,500	403,815
Megmilk Snow Brand Co. Ltd.	23,900	719,676
Meidensha Corp.	179,000	706,676
MEIJI Holdings Co. Ltd.	47,100	3,779,191
Meitec Corp.	17,500	961,161
MINEBEA MITSUMI Inc.	160,972	3,231,944
Miraca Holdings Inc.	22,800	889,705
Mirait Holdings Corp.	44,400	703,583
Misawa Homes Co. Ltd.	61,500	521,001
MISUMI Group Inc.	117,800	3,261,905
Mitsubishi Chemical Holdings Corp.	561,500	5,334,058
Mitsubishi Corp.	577,900	15,986,322

Security	Shares	Value
Mitsubishi Electric Corp.	739,000	$11,349,230
Mitsubishi Estate Co. Ltd.	479,000	8,765,799
Mitsubishi Gas Chemical Co. Inc.	70,300	1,653,664
Mitsubishi Heavy Industries Ltd.	122,600	4,846,859
Mitsubishi Logistics Corp.	35,000	809,870
Mitsubishi Materials Corp.	45,300	1,382,700
Mitsubishi Motors Corp.	276,100	2,058,923
Mitsubishi Tanabe Pharma Corp.	85,200	1,622,635
Mitsubishi UFJ Financial Group Inc.	4,621,400	30,965,597
Mitsubishi UFJ Lease & Finance Co. Ltd.	185,710	1,182,909
Mitsui & Co. Ltd.	652,800	11,791,265
Mitsui Chemicals Inc.	70,200	2,014,421
Mitsui E&S Holdings Co. Ltd.[b]	38,700	664,894
Mitsui Fudosan Co. Ltd.	342,100	8,789,711
Mitsui Mining & Smelting Co. Ltd.	24,800	1,055,006
Mitsui OSK Lines Ltd.	43,100	1,278,131
Miura Co. Ltd.	46,600	1,420,251
Mixi Inc.	23,200	765,383
Mizuho Financial Group Inc.	9,448,100	17,130,482
MonotaRO Co. Ltd.[a]	27,400	957,779
Mori Hills REIT Investment Corp.	891	1,144,030
Mori Trust Sogo REIT Inc.	483	720,803
Morinaga & Co. Ltd./Japan	18,000	876,765
Morinaga Milk Industry Co. Ltd.	32,600	1,434,489
MOS Food Services Inc.	23,800	721,014
MS&AD Insurance Group Holdings Inc.	185,000	6,208,088
Murata Manufacturing Co. Ltd.	74,200	9,391,547
Musashi Seimitsu Industry Co. Ltd.	20,100	705,360
Musashino Bank Ltd. (The)	23,700	789,459
Nabtesco Corp.	49,700	1,796,331
Nachi-Fujikoshi Corp.	124,000	645,922
Nagase & Co. Ltd.	49,500	847,279
Nagoya Railroad Co. Ltd.	71,100	1,865,461
Nankai Electric Railway Co. Ltd.	55,200	1,470,487
Nanto Bank Ltd. (The)	16,200	450,062
NEC Corp.	101,900	2,798,350
NEC Networks & System Integration Corp.	23,000	602,614
NET One Systems Co. Ltd.	59,100	952,189
Nexon Co. Ltd.[b]	167,700	2,441,363
NGK Insulators Ltd.	109,000	2,004,186
NGK Spark Plug Co. Ltd.	70,400	1,814,284
NH Foods Ltd.	35,800	1,565,483
NHK Spring Co. Ltd.	88,700	979,206
Nichi-Iko Pharmaceutical Co. Ltd.[a]	29,900	478,455
Nichias Corp.	66,000	837,176
NichiiGakkan Co. Ltd.	43,700	451,676
Nichirei Corp.	46,500	1,344,962
Nidec Corp.	94,200	14,755,202
Nifco Inc./Japan	39,900	1,405,661
Nihon Kohden Corp.	32,100	919,657
Nihon M&A Center Inc.	70,000	2,053,461
Nikkon Holdings Co. Ltd.	51,200	1,365,801
Nikon Corp.	137,600	2,399,276
Nintendo Co. Ltd.	44,200	18,649,431
Nippon Accommodations Fund Inc.	199	890,203
Nippon Building Fund Inc.	511	2,871,967
Nippon Electric Glass Co. Ltd.	37,000	1,066,804

91

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

April 30, 2018

Security	Shares	Value
Nippon Express Co. Ltd.	33,200	$2,509,152
Nippon Flour Mills Co. Ltd.	42,300	690,794
Nippon Kayaku Co. Ltd.	80,500	1,008,595
Nippon Light Metal Holdings Co. Ltd.	350,500	941,714
Nippon Paint Holdings Co. Ltd.[a]	65,900	2,698,031
Nippon Paper Industries Co. Ltd.	39,300	753,138
Nippon Prologis REIT Inc.	807	1,698,443
Nippon Sheet Glass Co. Ltd.[b]	50,200	411,050
Nippon Shinyaku Co. Ltd.	23,700	1,767,348
Nippon Shokubai Co. Ltd.	12,100	822,700
Nippon Soda Co. Ltd.	82,000	472,104
Nippon Steel & Sumitomo Metal Corp.	288,400	6,285,894
Nippon Suisan Kaisha Ltd.	140,800	764,315
Nippon Telegraph & Telephone Corp.	262,700	12,495,805
Nippon Yusen KK	62,500	1,333,105
Nipro Corp.	63,700	919,189
Nishi-Nippon Financial Holdings Inc.	82,300	989,029
Nishi-Nippon Railroad Co. Ltd.	36,200	1,005,693
Nishimatsu Construction Co. Ltd.	30,900	851,391
Nishimatsuya Chain Co. Ltd.	41,900	514,632
Nissan Chemical Industries Ltd.	49,700	2,214,188
Nissan Motor Co. Ltd.	852,800	8,974,176
Nissan Shatai Co. Ltd.	36,300	388,792
Nissha Co. Ltd.[a]	18,400	435,008
Nisshin OilliO Group Ltd. (The)	19,200	552,707
Nisshin Seifun Group Inc.	94,400	2,064,420
Nisshin Steel Co. Ltd.	28,300	376,557
Nisshinbo Holdings Inc.	68,000	961,353
Nissin Foods Holdings Co. Ltd.	24,100	1,772,950
Nissin Kogyo Co. Ltd.	30,600	537,755
Nitori Holdings Co. Ltd.	31,300	5,286,032
Nitto Boseki Co. Ltd.	19,200	415,496
Nitto Denko Corp.	63,800	4,751,839
Nitto Kogyo Corp.	44,900	772,645
NOF Corp.	32,100	957,793
NOK Corp.	39,400	810,144
Nomura Holdings Inc.	1,373,100	7,931,794
Nomura Real Estate Holdings Inc.	52,900	1,313,979
Nomura Real Estate Master Fund Inc.	1,413	1,971,808
Nomura Research Institute Ltd.	53,040	2,738,643
Noritz Corp.	16,600	302,646
North Pacific Bank Ltd.	255,000	862,234
NSK Ltd.	164,300	2,207,183
NTN Corp.	199,300	879,707
NTT Data Corp.	243,800	2,626,824
NTT DOCOMO Inc.	508,200	13,166,525
NTT Urban Development Corp.	65,500	772,771
Obayashi Corp.	260,100	2,999,737
Obic Co. Ltd.	32,500	2,723,555
Odakyu Electric Railway Co. Ltd.	114,200	2,464,027
Ogaki Kyoritsu Bank Ltd. (The)	21,200	535,497
Oiles Corp.	34,600	749,706
Oita Bank Ltd. (The)	18,000	660,452
Oji Holdings Corp.	349,000	2,455,837
Okasan Securities Group Inc.	102,000	584,455
Oki Electric Industry Co. Ltd.	65,400	884,551
Okinawa Electric Power Co. Inc. (The)	22,200	675,586
OKUMA Corp.	13,900	796,463
Okumura Corp.	32,000	1,326,205
Olympus Corp.	111,000	4,143,797

Security	Shares	Value
Omron Corp.	78,700	$4,272,132
Ono Pharmaceutical Co. Ltd.	162,200	3,756,874
Oracle Corp. Japan	20,200	1,661,412
Orient Corp.[a]	549,100	848,050
Oriental Land Co. Ltd./Japan	85,300	8,508,563
ORIX Corp.	506,200	8,900,423
Orix JREIT Inc.	1,092	1,663,572
Osaka Gas Co. Ltd.	140,700	3,026,802
OSG Corp.	36,200	803,231
Otsuka Corp.	46,100	2,148,595
Otsuka Holdings Co. Ltd.	150,200	7,867,913
Pacific Metals Co. Ltd.[a,b]	14,700	517,204
Panasonic Corp.	852,300	12,711,479
Paramount Bed Holdings Co. Ltd.	10,300	512,058
Park24 Co. Ltd.	48,100	1,362,668
Penta-Ocean Construction Co. Ltd.	143,800	1,136,733
PeptiDream Inc.[a,b]	35,800	1,452,611
Persol Holdings Co. Ltd.	75,400	1,793,614
Pigeon Corp.	48,200	2,259,685
Pilot Corp.	28,500	1,557,505
Pioneer Corp.[a,b]	240,400	375,676
Pola Orbis Holdings Inc.	39,100	1,708,001
Premier Investment Corp.	684	669,467
Press Kogyo Co. Ltd.	109,000	629,545
Rakuten Inc.	377,200	2,689,435
Recruit Holdings Co. Ltd.	428,200	9,888,612
Relia Inc.	34,900	443,645
Relo Group Inc.	52,700	1,187,646
Renesas Electronics Corp.[b]	336,000	3,525,045
Rengo Co. Ltd.	82,700	711,934
Resona Holdings Inc.	874,700	4,976,817
Resorttrust Inc.	50,600	1,051,537
Ricoh Co. Ltd.	281,100	2,751,273
Ricoh Leasing Co. Ltd.	17,000	567,832
Rinnai Corp.	12,600	1,253,955
Rohm Co. Ltd.	39,600	3,698,533
Rohto Pharmaceutical Co. Ltd.	44,100	1,287,635
Royal Holdings Co. Ltd.	31,200	848,822
Ryohin Keikaku Co. Ltd.	9,800	3,362,943
Ryosan Co. Ltd.	19,700	734,531
Saizeriya Co. Ltd.	16,200	375,002
San-in Godo Bank Ltd. (The)	94,200	887,550
Sangetsu Corp.	37,900	783,111
Sankyo Co. Ltd.	18,200	639,516
Sankyo Tateyama Inc.	40,100	595,133
Sankyu Inc.	28,200	1,371,021
Sanrio Co. Ltd.[a]	25,200	464,504
Santen Pharmaceutical Co. Ltd.	152,800	2,576,340
Sanwa Holdings Corp.	105,100	1,353,310
Sapporo Holdings Ltd.	32,500	929,632
Sawai Pharmaceutical Co. Ltd.	16,900	732,063
SBI Holdings Inc./Japan	86,000	2,174,658
SCREEN Holdings Co. Ltd.	17,000	1,399,772
SCSK Corp.	19,800	848,636
Secom Co. Ltd.	79,500	5,958,958
Sega Sammy Holdings Inc.	67,500	1,107,882
Seibu Holdings Inc.	92,000	1,554,562

92

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

April 30, 2018

Security	Shares	Value
Seiko Epson Corp.	110,500	$2,075,188
Seino Holdings Co. Ltd.	79,900	1,499,061
Sekisui Chemical Co. Ltd.	153,300	2,717,862
Sekisui House Ltd.	223,400	4,092,349
Sekisui House Residential Investment Corp. NVS[b]	666	679,846
Senshu Ikeda Holdings Inc.	173,400	684,568
Seria Co. Ltd.[a]	25,400	1,244,176
Seven & i Holdings Co. Ltd.	287,600	12,628,906
Seven Bank Ltd.	248,400	835,378
Sharp Corp./Japan[a]	58,400	1,715,842
Shiga Bank Ltd. (The)	157,000	794,864
Shikoku Electric Power Co. Inc.	68,200	866,952
Shimachu Co. Ltd.	23,300	752,712
Shimadzu Corp.	110,200	2,997,077
Shimamura Co. Ltd.	8,400	978,753
Shimano Inc.	30,400	4,039,443
Shimizu Corp.	220,600	2,185,336
Shin-Etsu Chemical Co. Ltd.	149,800	15,065,561
Shinko Electric Industries Co. Ltd.	67,600	529,433
Shinmaywa Industries Ltd.	50,000	561,115
Shinsei Bank Ltd.	66,200	1,033,307
Shionogi & Co. Ltd.	117,600	6,054,909
Ship Healthcare Holdings Inc.	23,000	799,772
Shiseido Co. Ltd.	150,400	9,775,141
Shizuoka Bank Ltd. (The)	215,900	2,194,021
SHO-BOND Holdings Co. Ltd.	17,100	1,293,927
Showa Corp.	43,800	655,649
Showa Denko KK	56,800	1,897,226
Showa Shell Sekiyu KK	92,700	1,310,550
SKY Perfect JSAT Holdings Inc.	89,100	406,314
SMC Corp./Japan	22,400	8,540,352
SoftBank Group Corp.	319,500	24,821,289
Sohgo Security Services Co. Ltd.	28,200	1,394,215
Sojitz Corp.	834,900	2,754,388
Sompo Holdings Inc.	138,800	5,822,180
Sony Corp.	490,200	24,190,816
Sony Financial Holdings Inc.	76,300	1,393,865
Sosei Group Corp.[a,b]	10,600	734,275
Sotetsu Holdings Inc.	45,600	1,308,513
Square Enix Holdings Co. Ltd.	35,700	1,487,704
Stanley Electric Co. Ltd.	65,900	2,387,878
Start Today Co. Ltd.	76,100	2,197,633
Subaru Corp.	239,900	8,065,726
Sugi Holdings Co. Ltd.	15,000	874,572
Sumco Corp.	97,300	2,402,601
Sumitomo Bakelite Co. Ltd.	106,000	959,013
Sumitomo Chemical Co. Ltd.	605,000	3,477,679
Sumitomo Corp.	456,100	8,209,175
Sumitomo Dainippon Pharma Co. Ltd.	65,800	1,199,644
Sumitomo Electric Industries Ltd.	287,900	4,418,808
Sumitomo Forestry Co. Ltd.	55,300	918,255
Sumitomo Heavy Industries Ltd.	49,000	1,876,262
Sumitomo Metal Mining Co. Ltd.	98,000	4,207,485
Sumitomo Mitsui Construction Co. Ltd.	158,880	972,809
Sumitomo Mitsui Financial Group Inc.	517,300	21,509,847
Sumitomo Mitsui Trust Holdings Inc.	128,200	5,443,155
Sumitomo Osaka Cement Co. Ltd.	185,000	847,019
Sumitomo Realty & Development Co. Ltd.	140,000	5,564,176
Sumitomo Rubber Industries Ltd.	68,100	1,217,927
Sumitomo Warehouse Co. Ltd. (The)	159,000	1,091,241

Security	Shares	Value
Sundrug Co. Ltd.	31,200	$1,605,264
Suntory Beverage & Food Ltd.	51,400	2,531,835
Suruga Bank Ltd.	75,600	1,028,036
Suzuken Co. Ltd./Aichi Japan	31,700	1,364,469
Suzuki Motor Corp.	133,000	7,160,183
Sysmex Corp.	62,500	5,528,901
T&D Holdings Inc.	217,600	3,696,764
Tadano Ltd.	49,800	769,130
Taiheiyo Cement Corp.	52,600	1,992,479
Taikisha Ltd.	18,600	649,321
Taisei Corp.	80,300	4,336,971
Taisho Pharmaceutical Holdings Co. Ltd.	12,200	1,169,550
Taiyo Holdings Co. Ltd.	25,100	1,070,062
Taiyo Nippon Sanso Corp.	59,100	876,576
Taiyo Yuden Co. Ltd.	54,700	974,277
Takara Holdings Inc.	96,900	1,170,681
Takasago Thermal Engineering Co. Ltd.	40,100	761,873
Takashimaya Co. Ltd.	143,000	1,228,421
Takeda Pharmaceutical Co. Ltd.	275,200	11,621,651
Tamron Co. Ltd.	31,900	647,766
TDK Corp.	51,900	4,482,111
TechnoPro Holdings Inc.	20,000	1,162,440
Teijin Ltd.	73,800	1,390,010
Terumo Corp.	125,200	7,093,809
THK Co. Ltd.	52,700	1,844,560
TIS Inc.	33,700	1,336,605
Toagosei Co. Ltd.	60,400	714,809
Tobu Railway Co. Ltd.	80,100	2,554,709
Toda Corp.	125,000	1,032,671
Toho Bank Ltd. (The)	140,800	546,859
Toho Co. Ltd./Tokyo	47,200	1,578,725
Toho Gas Co. Ltd.	30,700	931,451
Toho Holdings Co. Ltd.	25,500	623,605
Toho Zinc Co. Ltd.	8,900	413,178
Tohoku Electric Power Co. Inc.	175,800	2,266,884
Tokai Carbon Co. Ltd.[a]	84,300	1,059,287
Tokai Rika Co. Ltd.	34,000	680,466
Tokai Tokyo Financial Holdings Inc.	137,200	996,792
Tokio Marine Holdings Inc.	262,800	12,421,308
Tokuyama Corp.	26,400	787,718
Tokyo Century Corp.	18,800	1,175,161
Tokyo Dome Corp.	68,600	667,036
Tokyo Electric Power Co. Holdings Inc.[b]	591,900	2,818,185
Tokyo Electron Ltd.	62,300	11,987,448
Tokyo Gas Co. Ltd.	149,400	4,003,114
Tokyo Ohka Kogyo Co. Ltd.	18,200	641,179
Tokyo Seimitsu Co. Ltd.	25,600	979,082
Tokyo Tatemono Co. Ltd.	88,900	1,354,318
Tokyu Corp.	205,200	3,452,348
Tokyu Fudosan Holdings Corp.	209,200	1,647,982
Tokyu REIT Inc.	475	638,976
TOMONY Holdings Inc.	138,900	620,718
Tomy Co. Ltd.	39,700	390,379
Topcon Corp.	49,900	994,124
Toppan Forms Co. Ltd.	43,500	485,387
Toppan Printing Co. Ltd.	204,000	1,707,690
Toray Industries Inc.	663,100	6,193,175

93

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

April 30, 2018

Security	Shares	Value
Toshiba Corp.[b]	2,543,000	$6,809,221
Toshiba Machine Co. Ltd.	102,000	678,602
Tosoh Corp.	118,300	2,099,507
TOTO Ltd.	57,100	3,240,493
Toyo Ink SC Holdings Co. Ltd.	230,000	1,420,882
Toyo Seikan Group Holdings Ltd.	77,900	1,226,609
Toyo Suisan Kaisha Ltd.	36,700	1,445,529
Toyo Tire & Rubber Co. Ltd.	43,900	750,222
Toyobo Co. Ltd.	33,800	659,166
Toyoda Gosei Co. Ltd.	25,800	654,048
Toyota Boshoku Corp.	27,900	588,214
Toyota Industries Corp.	65,800	3,890,573
Toyota Motor Corp.	998,100	65,500,170
Toyota Tsusho Corp.	82,600	2,970,354
Trend Micro Inc./Japan	49,000	2,937,537
TS Tech Co. Ltd.	24,700	1,005,607
TSI Holdings Co. Ltd.	70,400	562,943
Tsubakimoto Chain Co.	82,000	711,903
Tsumura & Co.	29,800	1,083,884
Tsuruha Holdings Inc.	15,600	2,242,522
UACJ Corp.[a]	15,900	413,974
Ube Industries Ltd.	42,100	1,285,026
Ulvac Inc.	19,300	1,038,858
Unicharm Corp.	160,000	4,496,230
Unipres Corp.	27,700	654,877
United Arrows Ltd.	14,200	523,619
United Urban Investment Corp.	1,237	1,896,903
Universal Entertainment Corp.[a]	14,500	689,056
Ushio Inc.	62,300	879,061
USS Co. Ltd.	94,500	1,987,156
V Technology Co. Ltd.	2,600	680,027
Valor Holdings Co. Ltd.	24,400	681,215
Wacom Co. Ltd.	91,400	462,743
WATAMI Co. Ltd.	31,200	423,128
Welcia Holdings Co. Ltd.	28,700	1,476,637
West Japan Railway Co.	61,800	4,376,971
Xebio Holdings Co. Ltd.	26,600	501,979
Yahoo Japan Corp.	549,500	2,259,767
Yakult Honsha Co. Ltd.	44,300	3,157,779
Yamada Denki Co. Ltd.[a]	244,900	1,284,648
Yamagata Bank Ltd. (The)	21,800	481,722
Yamaguchi Financial Group Inc.	82,000	1,025,141
Yamaha Corp.	68,500	3,311,538
Yamaha Motor Co. Ltd.	113,300	3,623,943
Yamanashi Chuo Bank Ltd. (The)	120,000	530,775
Yamato Holdings Co. Ltd.	136,800	3,522,358
Yamato Kogyo Co. Ltd.	20,700	614,805
Yamazaki Baking Co. Ltd.	47,100	1,032,175
Yaskawa Electric Corp.[a]	102,800	4,199,369
Yokogawa Electric Corp.	102,300	2,256,817
Yokohama Rubber Co. Ltd. (The)	56,700	1,339,452
Yoshinoya Holdings Co. Ltd.	48,800	906,652
Zenkoku Hosho Co. Ltd.	20,500	847,727
Zenrin Co. Ltd.	25,700	519,284
Zensho Holdings Co. Ltd.	38,100	887,172
Zeon Corp.	76,900	998,628
Zojirushi Corp.[a]	24,900	334,958

		1,733,744,348

Security	Shares	Value
MALAYSIA — 0.63%
Alliance Bank Malaysia Bhd	577,300	$640,055
AMMB Holdings Bhd	727,600	723,242
Astro Malaysia Holdings Bhd	878,100	427,468
Axiata Group Bhd	1,129,600	1,525,903
Berjaya Corp. Bhd[b]	5,652,496	417,796
British American Tobacco Malaysia Bhd[a]	87,400	545,763
Bursa Malaysia Bhd	507,300	933,530
Carlsberg Brewery Malaysia Bhd	121,400	612,028
CIMB Group Holdings Bhd	1,798,100	3,299,687
Dialog Group Bhd	2,206,178	1,731,879
DiGi.Com Bhd[a]	1,260,800	1,487,831
Ekovest Bhd	1,624,100	339,432
Gamuda Bhd	837,800	1,097,564
Genting Bhd	861,300	1,960,344
Genting Malaysia Bhd	1,381,200	1,805,927
Genting Plantations Bhd	165,600	417,851
Hartalega Holdings Bhd	643,200	962,300
Hong Leong Bank Bhd	320,000	1,549,637
Hong Leong Financial Group Bhd	104,600	519,334
IHH Healthcare Bhd	1,312,000	2,033,124
IJM Corp. Bhd	1,256,200	954,116
IOI Corp. Bhd	960,700	1,172,869
IOI Properties Group Bhd	1,289,341	512,647
KPJ Healthcare Bhd	2,618,100	617,240
Kuala Lumpur Kepong Bhd	124,500	808,528
Lafarge Malaysia Bhd[a,b]	371,700	397,895
Malayan Banking Bhd	1,497,500	4,114,451
Malaysia Airports Holdings Bhd	366,500	841,638
Maxis Bhd[a]	797,900	1,185,614
MISC Bhd	511,800	933,984
My EG Services Bhd	1,412,300	943,093
Pavilion REIT	968,700	370,345
PESTECH International Bhd[a,b]	1,257,000	506,196
Petronas Chemicals Group Bhd	1,004,200	2,162,735
Petronas Dagangan Bhd	98,400	677,151
Petronas Gas Bhd	344,100	1,562,855
PPB Group Bhd	220,600	1,081,775
Press Metal Aluminium Holdings Bhd	1,025,900	1,262,928
Public Bank Bhd	1,068,960	6,484,325
RHB Bank Bhd	372,898	503,724
RHB Bank Bhd New[b,d]	87,100	—
Sapura Energy Bhd	1,866,000	304,381
Sime Darby Bhd	991,800	674,935
Sime Darby Plantation Bhd	979,600	1,390,690
Sime Darby Property Bhd	1,127,300	430,980
Sunway REIT	1,310,800	537,884
Taliworks Corp. Bhd	724,700	154,231
Telekom Malaysia Bhd	506,500	684,198
Tenaga Nasional Bhd	1,312,500	5,298,840
Top Glove Corp. Bhd	382,500	927,125
UEM Edgenta Bhd	372,400	227,797
UMW Holdings Bhd[b]	264,700	412,213
UMW Oil & Gas Corp. Bhd[b]	5,133,476	353,266
WCT Holdings Bhd[b]	1,005,902	315,346

94

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

April 30, 2018

Security	Shares	Value
YTL Corp. Bhd	2,030,730	$750,493
YTL Power International Bhd	1,201,488	281,730

		62,868,913
MEXICO — 0.72%
Alfa SAB de CV Class A	1,222,400	1,562,645
Alsea SAB de CV	243,100	900,325
America Movil SAB de CV Series L NVS	12,976,000	11,958,938
Arca Continental SAB de CV	222,100	1,528,507
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand Class B	744,000	1,098,047
Bolsa Mexicana de Valores SAB de CV	353,700	679,448
Cemex SAB de CV CPO[b]	5,971,412	3,719,783
Coca-Cola Femsa SAB de CV Series L NVS	194,000	1,254,245
Controladora Vuela Cia. de Aviacion SAB de CV Class Aa,b	451,700	281,138
Corp Inmobiliaria Vesta SAB de CV	428,200	615,553
El Puerto de Liverpool SAB de CV NVS	71,560	475,412
Fibra Uno Administracion SA de CV	1,360,800	2,243,831
Fomento Economico Mexicano SAB de CV	743,100	7,152,409
Genomma Lab Internacional SAB de CV Class Bb	426,700	413,247
Gentera SAB de CV	512,400	407,854
Gruma SAB de CV Series B	90,480	1,100,425
Grupo Aeroportuario del Pacifico SAB de CV Series B	166,400	1,723,522
Grupo Aeroportuario del Sureste SAB de CV Class B	101,400	1,815,759
Grupo Bimbo SAB de CV Series A	666,600	1,544,929
Grupo Carso SAB de CV Series A1	240,100	859,045
Grupo Comercial Chedraui SA de CV	216,000	450,926
Grupo Financiero Banorte SAB de CV Class O	964,600	6,009,828
Grupo Financiero Inbursa SAB de CV Class O	942,600	1,563,794
Grupo Herdez SAB de CV	225,800	538,227
Grupo Lala SAB de CV	377,500	480,765
Grupo Mexico SAB de CV Class B	1,552,700	5,139,527
Grupo Televisa SAB CPO	976,000	3,487,839
Industrias CH SAB de CV Series Bb	83,800	414,580
Industrias Penoles SAB de CV	63,405	1,325,141
Infraestructura Energetica Nova SAB de CV	253,900	1,112,950
Kimberly-Clark de Mexico SAB de CV Class A	710,800	1,284,440
Macquarie Mexico Real Estate Management SA de CV	487,500	518,072
Mexichem SAB de CV	424,378	1,319,985
Promotora y Operadora de Infraestructura SAB de CV	109,430	1,116,548
Telesites SAB de CVb	694,955	533,552
Wal-Mart de Mexico SAB de CV	1,983,700	5,488,876

		72,120,112
NETHERLANDS — 2.44%
Aalberts Industries NV	44,895	2,215,248
ABN AMRO Group NV CVA[c]	157,402	4,893,151
Aegon NV	693,382	5,103,534
AerCap Holdings NVa,b	54,601	2,846,350
Akzo Nobel NV	96,178	8,703,544
Altice NV Class Ab	215,473	2,066,534
AMG Advanced Metallurgical Group NV	16,231	762,056
Arcadis NV	34,192	675,018
ArcelorMittal[b]	253,313	8,598,548
ASM International NV	27,966	1,679,289
ASML Holding NV	150,482	28,635,430
ASR Nederland NV	57,887	2,738,813

Security	Shares	Value
BE Semiconductor Industries NV	24,174	$1,675,022
BinckBank NV	148,376	865,863
Boskalis Westminster	35,858	1,064,461
Brunel International NV	27,846	500,952
Corbion NV	32,183	1,031,190
Eurocommercial Properties NV	26,145	1,096,116
Flow Traders[c]	18,109	701,887
Gemalto NV	31,940	1,924,864
Heineken Holding NV	42,296	4,302,788
Heineken NV	91,001	9,598,403
IMCD NV	24,171	1,490,833
ING Groep NV	1,455,497	24,577,222
Intertrust NVc	28,328	564,727
InterXion Holding NVb	33,906	2,204,568
Koninklijke Ahold Delhaize NV	491,209	11,872,535
Koninklijke BAM Groep NVa	120,973	577,330
Koninklijke DSM NV	66,845	6,931,002
Koninklijke KPN NV	1,260,982	3,926,105
Koninklijke Philips NV	346,255	14,729,929
Koninklijke Vopak NV	28,008	1,384,025
NN Group NV	121,558	5,829,123
NSI NV	28,377	1,222,263
NXP Semiconductors NVb	131,645	13,809,561
OCI NVa,b	32,221	767,298
Philips Lighting NVc	43,724	1,333,361
PostNL NV	179,774	699,610
Randstad NV	45,302	2,921,693
RELX NV	360,751	7,677,658
Rhi Magnesita NVb	11,067	663,209
SBM Offshore NV	64,491	1,085,398
Takeaway.com NVb,c	8,595	500,532
TKH Group NV	25,100	1,589,072
TomTom NVb	69,057	682,996
Unilever NV CVA	621,758	35,644,800
Vastned Retail NV	26,048	1,304,480
Wereldhave NV	16,024	644,694
Wessanen	45,892	928,732
Wolters Kluwer NV	114,976	6,227,511

		243,469,328
NEW ZEALAND — 0.20%
a2 Milk Co. Ltd.[b]	299,835	2,566,854
Air New Zealand Ltd.	314,138	723,787
Auckland International Airport Ltd.	357,794	1,608,408
Chorus Ltd.	197,914	564,076
Contact Energy Ltd.	281,513	1,067,145
Fisher & Paykel Healthcare Corp. Ltd.	240,873	2,163,919
Fletcher Building Ltd.	357,870	1,591,099
Freightways Ltd.	111,156	586,621
Infratil Ltd.	235,535	530,236
Kiwi Property Group Ltd.	553,545	534,338
Mercury NZ Ltd.	338,617	761,101
Meridian Energy Ltd.	490,514	1,016,112
Precinct Properties New Zealand Ltd.	557,697	502,980
Ryman Healthcare Ltd.	174,974	1,306,839
Sky Network Television Ltd.	152,946	245,706

95

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

April 30, 2018

Security	Shares	Value
SKYCITY Entertainment Group Ltd.	264,712	$755,390
Spark New Zealand Ltd.	702,350	1,712,270
Trade Me Group Ltd.	173,646	568,932
Z Energy Ltd.[a]	155,876	796,269

		19,602,082
NORWAY — 0.60%
Aker ASA Class A	17,643	1,109,969
Aker BP ASA	55,843	1,841,660
Aker Solutions ASA[b]	88,672	603,684
Atea ASA	66,936	997,636
Austevoll Seafood ASA	72,519	876,264
Bakkafrost P/F	22,944	1,320,316
Borregaard ASA	78,042	830,970
DNB ASA	368,715	6,929,141
DNO ASA[b]	404,882	756,080
Gjensidige Forsikring ASA	89,129	1,415,187
Golden Ocean Group Ltd.[a]	55,017	445,364
Leroy Seafood Group ASA	167,139	1,230,525
Marine Harvest ASA	160,880	3,507,345
Norsk Hydro ASA	555,634	3,472,062
Norwegian Air Shuttle ASA[a,b]	23,568	891,401
Norwegian Finans Holding ASA[b]	74,112	904,764
Norwegian Property ASA	466,456	585,756
Orkla ASA	326,768	3,032,284
Otello Corp. ASA[b]	98,898	253,692
Salmar ASA	28,362	1,327,627
Schibsted ASA Class B	42,183	1,137,363
SpareBank 1 SMN	110,912	1,115,890
Statoil ASA	432,248	11,087,986
Storebrand ASA	217,366	1,864,044
Subsea 7 SA	107,445	1,511,534
Telenor ASA	290,795	6,453,964
TGS NOPEC Geophysical Co. ASA	47,978	1,522,389
Yara International ASA	68,398	2,894,349

		59,919,246
PAKISTAN — 0.04%
Engro Corp. Ltd./Pakistan	177,200	479,147
Habib Bank Ltd.	362,000	609,859
Hub Power Co. Ltd. (The)	507,000	452,119
Lucky Cement Ltd.	86,000	492,024
MCB Bank Ltd.	309,400	559,126
Oil & Gas Development Co. Ltd.	259,500	374,374
Pakistan State Oil Co. Ltd.	107,576	315,868
United Bank Ltd./Pakistan	408,700	711,167

		3,993,684
PERU — 0.10%
Cia. de Minas Buenaventura SAA ADR NVS	79,091	1,261,502
Credicorp Ltd.	26,162	6,082,403
Southern Copper Corp.	45,423	2,398,789

		9,742,694

Security	Shares	Value
PHILIPPINES — 0.23%
Aboitiz Equity Ventures Inc.	928,350	$1,253,060
Aboitiz Power Corp.	680,700	499,842
Ayala Corp.	112,025	2,091,154
Ayala Land Inc.	3,039,500	2,396,383
Bank of the Philippine Islands	409,645	831,172
BDO Unibank Inc.	1,012,150	2,575,873
Bloomberry Resorts Corp.	2,000,600	475,510
DMCI Holdings Inc.	2,341,900	499,610
DoubleDragon Properties Corp.[b]	514,200	310,013
Globe Telecom Inc.	14,430	429,419
GT Capital Holdings Inc.	39,350	798,413
International Container Terminal Services Inc.	254,090	415,386
JG Summit Holdings Inc.	1,201,792	1,485,127
Jollibee Foods Corp.	190,800	1,050,793
Manila Water Co. Inc.	744,800	400,109
Metro Pacific Investments Corp.	7,124,200	702,102
Metropolitan Bank & Trust Co.	431,444	708,659
PLDT Inc.	34,490	975,060
SM Investments Corp.	100,630	1,827,886
SM Prime Holdings Inc.	3,500,700	2,316,911
Universal Robina Corp.	354,480	962,414

		23,004,896
POLAND — 0.29%
Alior Bank SAb	37,935	769,256
Asseco Poland SA	46,593	585,114
Bank Handlowy w Warszawie SA	16,981	402,261
Bank Millennium SAb	266,266	649,754
Bank Polska Kasa Opieki SA	55,370	1,847,379
Bank Zachodni WBK SA	14,053	1,489,628
CCC SA	13,589	1,004,510
CD Projekt SA	32,679	1,163,993
Cyfrowy Polsat SA	87,141	638,184
Enea SA	117,460	349,656
Eurocash SA	46,737	326,942
Globe Trade Centre SA	160,423	423,521
Grupa Azoty SA	19,862	303,280
Grupa Lotos SA	49,967	788,919
Jastrzebska Spolka Weglowa SAb	22,540	532,790
KGHM Polska Miedz SA	53,202	1,421,858
LPP SA	534	1,397,582
mBank SAb	6,162	755,180
Netia SA	381,312	563,738
Orange Polska SAb	278,764	419,290
PGE Polska Grupa Energetyczna SAb	329,058	983,300
Polski Koncern Naftowy ORLEN SA	117,358	3,004,499
Polskie Gornictwo Naftowe i Gazownictwo SA	781,897	1,379,129
Powszechna Kasa Oszczednosci Bank Polski SAb	347,903	4,154,481
Powszechny Zaklad Ubezpieczen SA	238,793	2,925,150
Tauron Polska Energia SAb	471,711	316,381

		28,595,775

96

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

April 30, 2018

Security	Shares	Value
PORTUGAL — 0.13%
Banco Comercial Portugues SA Class Rb	4,343,959	$1,459,571
CTT-Correios de Portugal SAa	145,923	539,138
EDP — Energias de Portugal SA	924,535	3,435,961
Galp Energia SGPS SA	188,766	3,629,686
Jeronimo Martins SGPS SA	118,738	2,085,896
NOS SGPS SA	185,882	1,106,293
Sonae SGPS SA	731,609	997,073

		13,253,618
QATAR — 0.14%
Barwa Real Estate Co.	62,341	602,316
Commercial Bank PQSC (The)	108,930	1,076,260
Doha Bank QPSC	14,844	109,906
Ezdan Holding Group QSC[b]	385,365	1,180,699
Industries Qatar QSC	63,331	1,938,633
Masraf Al Rayan QSC	169,879	1,651,988
Ooredoo QPSC	38,177	826,396
Qatar Electricity & Water Co. QSC	18,023	975,335
Qatar Gas Transport Co. Ltd.	103,908	417,188
Qatar Insurance Co. SAQ	77,087	768,595
Qatar Islamic Bank SAQ	34,706	1,015,057
Qatar National Bank QPSC	69,262	2,858,468
Vodafone Qatar QSC[b]	260,061	668,135

		14,088,976
RUSSIA — 0.52%
Gazprom PJSC ADR NVS	2,075,467	9,605,261
LSR Group PJSC GDR NVS[e]	384,832	1,025,577
Lukoil PJSC ADR NVS	165,885	10,930,163
Magnit PJSC GDR NVS[e]	138,405	2,628,311
Mechel PJSC ADR NVS[b]	189,642	695,986
Mobile TeleSystems PJSC ADR NVS	388,489	4,079,135
Novatek PJSC GDR NVS[e]	40,711	5,170,297
PhosAgro PJSC GDR NVS[e]	117,210	1,690,168
Sberbank of Russia PJSC ADR	895,026	13,335,887
Sistema PJSFC GDR[e]	510,472	1,856,076
TMK PJSC GDR NVS[e]	150,245	752,728

		51,769,589
SINGAPORE — 1.00%
Ascendas REIT	759,295	1,531,149
Ascott Residence Trust[a]	745,172	641,589
Cache Logistics Trust	2,119,862	1,336,872
CapitaLand Commercial Trust	992,457	1,364,202
CapitaLand Ltd.	919,400	2,610,886
CapitaLand Mall Trust	736,600	1,168,279
CapitaLand Retail China Trust[a]	705,340	836,361
CDL Hospitality Trusts	999,200	1,343,285
City Developments Ltd.	163,400	1,563,595
ComfortDelGro Corp. Ltd.	849,000	1,442,733
DBS Group Holdings Ltd.	690,700	16,087,903
ESR-REIT[a]	3,212,873	1,286,071
First REIT[a]	1,043,700	1,079,921
First Resources Ltd.[a]	417,400	532,764

Security	Shares	Value
Frasers Centrepoint Trust[a]	378,200	$639,831
Frasers Commercial Trust[a]	936,900	990,642
Genting Singapore PLC	2,321,200	2,051,134
Golden Agri-Resources Ltd.	2,659,000	692,840
Hutchison Port Holdings Trust	2,193,100	734,689
Indofood Agri Resources Ltd.	931,500	225,127
Jardine Cycle & Carriage Ltd.	62,722	1,622,942
Keppel Corp. Ltd.	562,300	3,478,144
Keppel Infrastructure Trust[a]	2,615,900	1,066,868
Keppel REIT[a]	682,560	639,231
Lippo Malls Indonesia Retail Trust	2,630,700	645,729
M1 Ltd./Singapore[a]	316,900	433,208
Mapletree Commercial Trust[a]	657,436	804,385
Mapletree Industrial Trust	639,100	979,852
Mapletree Logistics Trust	876,190	840,422
NetLink NBN Trust[a,b]	1,749,500	1,070,273
OUE Hospitality Trust[a]	1,157,766	734,507
Oversea-Chinese Banking Corp. Ltd.	1,142,450	11,907,262
Parkway Life REIT[a]	428,000	901,869
Sabana Shari’ah Compliant Industrial REIT[a]	2,428,488	779,508
SATS Ltd.	276,200	1,155,657
Sembcorp Industries Ltd.	341,000	790,657
Sembcorp Marine Ltd.[a]	297,100	480,189
Singapore Airlines Ltd.	193,500	1,590,031
Singapore Exchange Ltd.	304,600	1,775,999
Singapore Post Ltd.[a]	649,900	657,729
Singapore Technologies Engineering Ltd.	571,400	1,506,126
Singapore Telecommunications Ltd.	2,748,400	7,306,649
Starhill Global REIT[a]	1,319,200	717,363
StarHub Ltd.	245,400	420,723
Suntec REIT	1,019,100	1,508,580
United Engineers Ltd.	273,100	561,030
United Overseas Bank Ltd.[a]	481,500	10,960,621
UOL Group Ltd.	240,100	1,597,584
Venture Corp. Ltd.	121,700	1,925,618
Wilmar International Ltd.	541,600	1,333,496
Wing Tai Holdings Ltd.[a]	285,700	440,186
Yangzijiang Shipbuilding Holdings Ltd.	1,106,700	977,938

		99,770,249
SOUTH AFRICA — 1.59%
Adcock Ingram Holdings Ltd.	77,111	420,030
AECI Ltd.	73,538	694,101
African Rainbow Minerals Ltd.	54,957	450,750
Anglo American Platinum Ltd.	26,480	713,409
AngloGold Ashanti Ltd.	169,739	1,527,600
Aspen Pharmacare Holdings Ltd.	149,808	3,230,105
AVI Ltd.	130,680	1,193,458
Barclays Africa Group Ltd.	280,371	4,109,750
Barloworld Ltd.	90,109	1,220,870
Bid Corp. Ltd.	131,121	3,010,256
Bidvest Group Ltd. (The)	131,773	2,587,485
Brait SEb	172,433	598,085
Capitec Bank Holdings Ltd.	17,661	1,257,855
Clicks Group Ltd.	111,117	1,901,951
Coronation Fund Managers Ltd.	111,973	665,358

97

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

April 30, 2018

Security	Shares	Value
Discovery Ltd.	148,924	$2,066,773
Emira Property Fund Ltd.	545,149	699,572
Exxaro Resources Ltd.	107,011	954,066
FirstRand Ltd.	1,288,320	6,910,256
Fortress REIT Ltd. Series B	512,292	714,039
Foschini Group Ltd. (The)	92,994	1,601,579
Gold Fields Ltd.	358,624	1,346,447
Growthpoint Properties Ltd.	1,139,332	2,655,817
Harmony Gold Mining Co. Ltd.	230,711	476,807
Hyprop Investments Ltd.	99,442	908,092
Impala Platinum Holdings Ltd.[b]	273,421	489,294
Imperial Holdings Ltd.	61,928	1,192,401
Investec Ltd.	109,091	860,494
JSE Ltd.	63,217	990,102
Kumba Iron Ore Ltd.	28,901	621,694
Liberty Holdings Ltd.	61,603	653,990
Life Healthcare Group Holdings Ltd.	547,993	1,294,947
Massmart Holdings Ltd.	45,284	602,481
Metair Investments Ltd.	347,677	598,226
MMI Holdings Ltd./South Africa	382,093	681,011
Mondi Ltd.	50,719	1,478,697
Mr. Price Group Ltd.	98,605	2,164,156
MTN Group Ltd.	636,171	6,382,221
Murray & Roberts Holdings Ltd.	317,758	396,315
Nampak Ltd.[b]	355,532	395,866
Naspers Ltd. Class N	170,438	41,769,888
Nedbank Group Ltd.	83,987	2,001,291
NEPI Rockcastle PLC	150,058	1,653,868
Netcare Ltd.	425,712	1,056,799
Northam Platinum Ltd.[b]	163,658	506,165
Omnia Holdings Ltd.	41,316	474,892
Pick n Pay Stores Ltd.	184,752	1,190,316
Pioneer Foods Group Ltd.	55,815	545,195
PPC Ltd.[b]	884,808	620,172
PSG Group Ltd.	60,241	1,085,749
Rand Merchant Investment Holdings Ltd.	328,582	1,084,416
Redefine Properties Ltd.	1,973,234	1,893,609
Remgro Ltd.	202,571	3,646,319
Resilient REIT Ltd.	128,158	695,520
Reunert Ltd.	117,609	734,835
RMB Holdings Ltd.	306,932	1,927,092
Sanlam Ltd.	572,679	3,633,676
Sappi Ltd.	217,184	1,390,047
Sasol Ltd.	212,442	7,623,322
Shoprite Holdings Ltd.	172,342	3,437,521
Sibanye Gold Ltd.[b]	779,002	685,166
SPAR Group Ltd. (The)	80,059	1,356,041
Standard Bank Group Ltd.	491,157	8,432,143
Sun International Ltd./South Africa[b]	107,781	488,754
Super Group Ltd./South Africa[b]	222,608	660,312
Telkom SA SOC Ltd.	119,207	542,573
Tiger Brands Ltd.	63,327	1,973,301
Tongaat Hulett Ltd.	48,230	347,824
Truworths International Ltd.	178,271	1,463,725
Vodacom Group Ltd.	233,723	2,920,098
Wilson Bayly Holmes-Ovcon Ltd.	45,068	574,986
Woolworths Holdings Ltd./South Africa	393,376	2,024,585

		159,156,606

Security	Shares	Value
SOUTH KOREA — 3.70%
Amicogen Inc.[b]	12,868	$393,371
Amorepacific Corp.	12,550	4,100,885
AMOREPACIFIC Group	12,062	1,614,967
Asiana Airlines Inc.[b]	99,389	493,200
BGF Co. Ltd.	19,589	232,929
BGF retail Co. Ltd.	4,207	752,340
BH Co. Ltd.[b]	16,680	338,894
Binggrae Co. Ltd.	8,551	532,411
BNK Financial Group Inc.	108,954	1,066,026
Celltrion Healthcare Co. Ltd.[a,b]	14,841	1,247,808
Celltrion Inc.[a,b]	32,142	8,155,500
Cheil Worldwide Inc.	32,247	576,675
CJ CGV Co. Ltd.	11,875	826,097
CJ CheilJedang Corp.	3,317	1,065,241
CJ Corp.	6,131	932,810
CJ E&M Corp.	9,264	784,975
CJ Logistics Corp.[b]	3,863	566,040
CJ O Shopping Co. Ltd.	2,316	484,863
Com2uSCorp.	6,032	903,628
Cosmax Inc.	4,064	597,395
Coway Co. Ltd.	21,196	1,736,482
Daelim Industrial Co. Ltd.	10,693	861,007
Daesang Corp.	17,880	445,305
Daewoo Engineering & Construction Co. Ltd.[b]	68,321	406,197
DB Insurance Co. Ltd.	19,833	1,168,012
DGB Financial Group Inc.	67,371	756,942
Dong-A Socio Holdings Co. Ltd.	3,296	388,836
Dong-A ST Co. Ltd.	5,106	525,874
Dongkuk Steel Mill Co. Ltd.	39,593	407,774
Dongwon Industries Co. Ltd.	1,140	360,770
Doosan Heavy Industries & Construction Co. Ltd.[b]	26,529	444,613
Doosan Infracore Co. Ltd.[b]	58,424	560,691
E-MART Inc.	8,302	2,098,722
Ecopro Co. Ltd.[a,b]	12,440	422,800
Eo Technics Co Ltd.	5,690	400,625
Fila Korea Ltd.	8,683	1,060,935
Gamevil Inc.[b]	3,441	193,306
GemVax & Kael Co. Ltd.[b]	37,650	676,822
Grand Korea Leisure Co. Ltd.	21,530	550,320
Green Cross Corp./South Korea	3,471	703,592
Green Cross Holdings Corp.	18,831	673,512
GS Engineering & Construction Corp.	18,537	708,122
GS Holdings Corp.	21,236	1,218,826
GS Retail Co. Ltd.	14,253	496,430
Halla Holdings Corp.	8,843	423,914
Hana Financial Group Inc.	114,979	5,140,440
Hana Tour Service Inc.	7,402	824,716
Handsome Co. Ltd.	19,811	615,819
Hanjin Kal Corp.	29,364	673,581
Hankook Tire Co. Ltd.	29,207	1,352,265
Hanmi Pharm Co. Ltd.	2,798	1,220,793
Hanmi Science Co. Ltd.	7,524	548,071
Hanon Systems	87,576	893,758
Hanssem Co. Ltd.	4,921	536,769

98

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

April 30, 2018

Security	Shares	Value
Hanwha Aerospace Co. Ltd.[b]	19,400	$437,751
Hanwha Chemical Corp.	44,274	1,200,068
Hanwha Corp.	23,391	874,931
Hanwha Life Insurance Co. Ltd.	125,370	731,291
HLB Inc.[b]	14,558	1,656,099
Hotel Shilla Co. Ltd.	14,667	1,592,970
Huchems Fine Chemical Corp.	18,369	457,484
Hyosung Corp.	9,234	1,136,905
Hyundai Construction Equipment Co. Ltd.[b]	3,140	558,588
Hyundai Department Store Co. Ltd.	7,699	746,076
Hyundai Development Co. Engineering & Construction	26,622	1,156,557
Hyundai Electric & Energy System Co. Ltd.[b]	4,064	357,676
Hyundai Engineering & Construction Co. Ltd.	30,026	1,787,981
Hyundai Glovis Co. Ltd.	7,935	1,251,859
Hyundai Greenfood Co. Ltd.	36,844	531,246
Hyundai Heavy Industries Co. Ltd.[b]	14,347	1,605,231
Hyundai Heavy Industries Holdings Co. Ltd.[b]	3,894	1,540,391
Hyundai Home Shopping Network Corp.	5,206	528,862
Hyundai Livart Furniture Co. Ltd.	14,413	327,246
Hyundai Marine & Fire Insurance Co. Ltd.	27,780	994,883
Hyundai Merchant Marine Co. Ltd.[a,b]	111,051	631,131
Hyundai Mipo Dockyard Co. Ltd.[b]	6,012	503,791
Hyundai Mobis Co. Ltd.	26,191	6,081,521
Hyundai Motor Co.	62,298	9,332,597
Hyundai Steel Co.	29,795	1,690,536
Hyundai Wia Corp.	8,362	420,429
iMarketKorea Inc.	33,527	284,715
Industrial Bank of Korea	93,488	1,474,906
Interflex Co. Ltd.[a,b]	8,276	148,388
iNtRON Biotechnology Inc.[b]	10,335	434,475
It’s Hanbul Co. Ltd.	4,926	275,345
JB Financial Group Co. Ltd.	72,904	419,793
JW Pharmaceutical Corp.	10,229	398,414
Kakao Corp.	19,393	2,015,470
Kangwon Land Inc.	46,658	1,262,503
KB Financial Group Inc.	153,390	8,789,353
KCC Corp.	2,871	1,051,038
KEPCO Plant Service & Engineering Co. Ltd.	12,440	590,523
Kia Motors Corp.	98,047	3,038,580
KIWOOM Securities Co. Ltd.[a]	6,141	681,343
Kolon Industries Inc.	8,137	521,109
Kolon Life Science Inc.[b]	5,454	405,967
Komipharm International Co. Ltd.[b]	22,617	825,863
Korea Aerospace Industries Ltd.[b]	28,990	1,172,574
Korea Electric Power Corp.	98,272	3,445,800
Korea Gas Corp.[b]	11,480	589,021
Korea Investment Holdings Co. Ltd.	19,164	1,634,606
Korea Kolmar Co. Ltd.	8,261	632,695
Korea Kolmar Holdings Co. Ltd.	7,768	416,747
Korea Zinc Co. Ltd.	3,476	1,410,838
Korean Air Lines Co. Ltd.	21,631	691,633
Korean Reinsurance Co.	61,088	674,911
KT Skylife Co. Ltd.	28,564	334,301
KT&G Corp.	46,322	4,241,648
Kumho Petrochemical Co. Ltd.	7,792	784,270
Kumho Tire Co. Inc.[b]	78,188	455,343
Kwangju Bank Co. Ltd.	57,599	604,006
L&F Co. Ltd.	10,713	384,165
LF Corp.	30,386	802,289
LG Chem Ltd.	18,277	6,160,498

Security	Shares	Value
LG Corp.	38,183	$2,899,341
LG Display Co. Ltd.	91,479	2,008,504
LG Electronics Inc.	41,318	3,945,916
LG Hausys Ltd.	5,368	409,115
LG Household & Health Care Ltd.	3,742	4,799,906
LG Innotek Co. Ltd.	6,967	759,942
LG International Corp.	16,268	402,873
Lotte Chemical Corp.	6,037	2,340,076
Lotte Chilsung Beverage Co. Ltd.	210	318,524
Lotte Confectionery Co. Ltd.	1,420	252,610
Lotte Corp.[b]	13,392	816,272
LOTTE Fine Chemical Co. Ltd.	10,814	694,575
Lotte Food Co. Ltd.	533	371,785
Lotte Shopping Co. Ltd.	4,371	1,047,681
LS Corp.	7,747	565,040
LS Industrial Systems Co. Ltd.	8,993	577,613
Mando Corp.	3,054	649,088
Medipost Co. Ltd.[b]	5,977	698,963
Medy-Tox Inc.	2,133	1,393,175
Meritz Fire & Marine Insurance Co. Ltd.	36,158	709,246
Mirae Asset Daewoo Co. Ltd.	158,392	1,450,376
Namyang Dairy Products Co. Ltd.	626	397,386
NAVER Corp.	10,922	7,321,897
NCSoft Corp.	7,339	2,473,704
Netmarble Corp.[c]	11,162	1,541,496
Nexen Tire Corp.	29,395	331,642
NH Investment & Securities Co. Ltd.	66,791	975,553
NHN Entertainment Corp.[b]	11,403	657,670
NongShim Co. Ltd.	1,417	429,856
OCI Co. Ltd.	7,067	1,032,210
Orion Corp./Republic of Korea	9,592	1,118,116
Orion Holdings Corp.	21,329	489,266
Osstem Implant Co. Ltd.[b]	6,838	352,128
Paradise Co. Ltd.[a]	26,593	581,383
Poongsan Corp.	13,173	470,530
POSCO	28,365	9,892,760
Posco Daewoo Corp.	19,893	420,006
S-1 Corp.	8,211	754,177
S-Oil Corp.	17,973	1,851,065
Samsung Biologics Co. Ltd.[b,c]	7,332	3,350,045
Samsung C&T Corp.	29,946	3,925,322
Samsung Card Co. Ltd.	11,487	401,166
Samsung Electro-Mechanics Co. Ltd.	23,346	2,590,236
Samsung Electronics Co. Ltd.	37,500	93,043,397
Samsung Engineering Co. Ltd.[b]	57,121	959,994
Samsung Fire & Marine Insurance Co. Ltd.	12,209	3,057,823
Samsung Heavy Industries Co. Ltd.[b]	156,743	1,078,658
Samsung Life Insurance Co. Ltd.	27,174	2,976,788
Samsung SDI Co. Ltd.	22,250	3,822,738
Samsung SDS Co. Ltd.	14,141	3,243,804
Samsung Securities Co. Ltd.	34,728	1,206,319
Seah Besteel Corp.	11,550	291,981
Seegene Inc.[b]	18,311	598,337
Seoul Semiconductor Co. Ltd.	29,540	525,500
SFA Engineering Corp.	15,363	466,766
Shinhan Financial Group Co. Ltd.	156,813	6,996,058
Shinsegae Inc.	3,272	1,279,023

99

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

April 30, 2018

Security	Shares	Value
SillaJen Inc.[b]	22,995	$1,810,664
SK Chemicals Co. Ltd.[b]	5,917	562,310
SK Discovery Co. Ltd.	6,903	275,655
SK Holdings Co. Ltd.	13,087	3,602,433
SK Hynix Inc.	227,401	17,991,091
SK Innovation Co. Ltd.	25,185	4,633,540
SK Networks Co. Ltd.	65,899	346,756
SK Telecom Co. Ltd.	7,799	1,668,528
SKC Co. Ltd.	14,515	517,786
SM Entertainment Co. Ltd.[b]	25,182	842,897
Sungwoo Hitech Co. Ltd.	80,877	446,772
Tongyang Life Insurance Co. Ltd.	42,640	328,967
ViroMed Co. Ltd.[b]	7,592	1,538,943
Whanin Pharmaceutical Co. Ltd.	42,552	862,554
Woori Bank	182,069	2,736,021
YG Entertainment Inc.	25,471	698,750
Youngone Corp.	13,900	389,130
Youngone Holdings Co. Ltd.	8,904	446,013
Yuhan Corp.	3,941	844,988
Yungjin Pharmaceutical Co. Ltd.[b]	55,110	442,717

		369,351,862
SPAIN — 2.15%
Abertis Infraestructuras SA	277,686	6,126,231
Acciona SA	14,538	1,219,349
Acerinox SA	75,078	1,056,309
ACS Actividades de Construccion y Servicios SA	94,786	4,011,649
Aena SME SAc	27,070	5,595,989
Almirall SA	43,146	538,492
Amadeus IT Group SA	171,599	12,584,676
Applus Services SA	83,030	1,124,551
Atresmedia Corp. de Medios de Comunicacion SAa	69,124	649,751
Banco Bilbao Vizcaya Argentaria SA	2,529,684	20,569,320
Banco de Sabadell SA	2,120,656	4,167,378
Banco Santander SA	6,216,234	40,353,646
Bankia SA	479,524	2,112,928
Bankinter SA	274,615	2,879,934
CaixaBank SA	1,399,996	6,831,864
Cellnex Telecom SAc	78,990	2,122,489
Construcciones y Auxiliar de Ferrocarriles SA	17,926	861,996
Corp Financiera Alba SA	14,710	917,067
Distribuidora Internacional de Alimentacion SA	263,366	1,225,065
Ebro Foods SA	40,566	980,236
Endesa SA	118,148	2,764,997
Euskaltel SAc	77,505	721,039
Faes Farma SA	268,941	1,095,029
Ferrovial SA	193,602	4,148,390
Fomento de Construcciones y Contratas SAb	39,403	509,391
Gas Natural SDG SA	129,123	3,262,092
Grifols SA	123,841	3,493,735
Grupo Catalana Occidente SA	26,036	1,149,742
Hispania Activos Inmobiliarios SOCIMI SA	72,268	1,536,729
Iberdrola SA	2,222,211	17,226,151
Indra Sistemas SAb	76,536	1,061,564
Industria de Diseno Textil SA	416,176	12,962,791
Inmobiliaria Colonial SOCIMI SA	149,811	1,744,855
International Consolidated Airlines Group SA	306,220	2,653,459
Liberbank SAa,b	1,094,217	628,230
Mapfre SA	480,453	1,674,113

Security	Shares	Value
Mediaset Espana Comunicacion SA	90,139	$866,237
Merlin Properties SOCIMI SA	184,781	2,857,629
NH Hotel Group SA	135,340	1,046,513
Prosegur Cia. de Seguridad SA	141,321	1,072,272
Red Electrica Corp. SA	168,142	3,510,416
Repsol SA	464,896	8,902,740
Siemens Gamesa Renewable Energy SAa	107,406	1,851,138
Talgo SAc	87,084	534,491
Tecnicas Reunidas SAa	26,408	853,489
Telefonica SA	1,791,706	18,255,235
Viscofan SA	20,860	1,386,167
Zardoya Otis SA	99,150	1,014,646

		214,712,200
SWEDEN — 1.99%
AAK AB	15,316	1,357,646
AF AB Class B	45,900	959,159
Alfa Laval AB	119,821	2,983,533
Arjo AB Class Bb	102,680	303,589
Assa Abloy AB Class B	385,889	8,130,019
Atlas Copco AB Class A	258,446	10,171,711
Atlas Copco AB Class B	148,694	5,311,350
Axfood AB	56,540	1,053,779
Betsson AB	61,203	437,374
BillerudKorsnas AB	75,468	1,114,368
Boliden AB	113,453	3,955,218
Bonava AB Class B	52,104	634,688
Castellum AB	114,156	1,854,072
Clas Ohlson AB Class B	48,020	527,270
Com Hem Holding AB	100,831	1,755,287
Dometic Group ABc	139,171	1,339,499
Electrolux AB Series B	94,681	2,504,829
Elekta AB Class B	155,370	1,767,483
Essity AB Class B	232,452	5,928,948
Evolution Gaming Group ABc	14,777	932,964
Fabege AB	138,436	1,603,977
Fastighets AB Balder Class Bb	57,003	1,476,093
Fingerprint Cards AB Class Ba,b	258,582	224,333
Getinge AB Class B	93,739	875,526
Hennes & Mauritz AB Class B	362,409	6,210,239
Hexagon AB Class B	100,815	5,857,717
Hexpol AB	116,301	1,210,499
Holmen AB Class B	46,624	1,155,068
Hufvudstaden AB Class A	60,625	894,501
Husqvarna AB Class B	170,777	1,649,366
ICA Gruppen ABa	30,919	963,677
Industrivarden AB Class C	80,040	1,695,002
Indutrade AB	50,722	1,203,219
Intrum Justitia ABa	39,365	1,049,973
Investor AB Class B	172,438	7,555,873
JM AB	38,280	761,397
Kindred Group PLC	115,710	1,501,464
Kinnevik AB Class B	106,452	3,860,909
Kungsleden AB	161,349	1,149,725
L E Lundbergforetagen AB Class B	17,007	1,157,402
Lindab International AB	70,928	549,219

100

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

April 30, 2018

Security	Shares	Value
Loomis AB Class B	34,758	$1,272,963
Lundin Petroleum ABb	79,374	2,198,831
Mekonomen AB	24,835	381,203
Millicom International Cellular SA SDR	28,402	1,897,148
Modern Times Group MTG AB Class B	28,692	1,132,847
Mycronic ABa	36,510	421,767
NCC AB Class B	40,443	747,754
NetEnt AB	95,709	550,631
Nibe Industrier AB Class B	189,328	1,940,271
Nobia AB	65,738	519,558
Nordea Bank AB	1,138,213	11,635,992
Oriflame Holding AG	19,137	912,307
Peab AB	88,889	792,000
Ratos AB Class B	108,369	431,096
Saab AB Class B	29,594	1,216,864
Sandvik AB	442,433	7,590,638
Securitas AB Class B	135,215	2,196,103
Skandinaviska Enskilda Banken AB Class A	549,760	5,187,602
Skanska AB Class B	137,858	2,701,027
SKF AB Class B	143,164	2,915,515
SSAB AB Class A	135,985	773,791
SSAB AB Class B	173,353	789,735
Svenska Cellulosa AB SCA Class B	238,964	2,659,954
Svenska Handelsbanken AB Class A	571,118	6,401,643
Swedbank AB Class A	335,175	7,320,332
Swedish Match AB	74,794	3,370,563
Swedish Orphan Biovitrum ABb	84,180	1,818,300
Tele2 AB Class B	154,428	2,013,587
Telefonaktiebolaget LM Ericsson Class B	1,196,217	9,194,302
Telia Co. AB	1,084,256	5,354,932
Thule Group ABc	63,908	1,485,315
Trelleborg AB Class B	102,593	2,409,052
Volvo AB Class B	592,661	10,113,808
Wallenstam AB Class B	116,102	1,044,427
Wihlborgs Fastigheter AB	51,106	1,190,116

		198,209,939
SWITZERLAND — 4.89%
ABB Ltd. Registered	714,952	16,785,013
Adecco Group AG Registered	61,500	4,096,686
Allreal Holding AG Registered	8,221	1,354,526
ams AG	25,250	2,101,318
Aryzta AGa,b	37,978	806,443
Ascom Holding AG Registered	54,759	1,103,035
Baloise Holding AG Registered	18,296	2,914,718
Banque Cantonale Vaudoise Registered	990	792,080
Barry Callebaut AG Registered	943	1,702,335
Basilea Pharmaceutica AG Registered[a,b]	10,263	719,519
BKW AG	17,983	1,175,371
Bucher Industries AG Registered	3,650	1,348,793
Burckhardt Compression Holding AGa	2,262	738,081
Cembra Money Bank AG	16,982	1,447,047
Chocoladefabriken Lindt & Spruengli AG Participation Certificates NVS	394	2,539,368
Chocoladefabriken Lindt & Spruengli AG Registered	38	2,894,434
Cie. Financiere Richemont SA Registered	199,413	19,048,887
Clariant AG Registered	117,872	2,739,908
COSMO Pharmaceuticals NVa	4,974	729,091
Credit Suisse Group AG Registered	937,742	15,910,069
dormakaba Holding AG Class B	1,760	1,369,027

Security	Shares	Value
Dufry AG Registered[a,b]	14,345	$2,041,108
EFG International AG	58,895	481,917
Emmi AG Registered	1,065	863,921
EMS-Chemie Holding AG Registered	3,499	2,173,841
Flughafen Zurich AG Registered	8,579	1,802,639
Forbo Holding AG Registered	609	856,377
GAM Holding AG	70,312	1,130,788
Geberit AG Registered	14,523	6,229,383
Georg Fischer AG Registered	1,825	2,282,402
Givaudan SA Registered	3,362	7,536,396
Helvetia Holding AG Registered	2,447	1,459,696
Huber & Suhner AG Registered	15,327	881,004
Idorsia Ltd.[b]	56,498	1,311,571
Implenia AG Registered	14,214	1,092,004
Julius Baer Group Ltd.	81,808	4,895,753
Kudelski SAa	51,789	479,751
Kuehne + Nagel International AG Registered	20,665	3,235,756
LafargeHolcim Ltd. Registered	174,103	9,736,683
Leonteq AGa,b	5,517	308,203
Logitech International SA Registered	71,833	2,676,231
Lonza Group AG Registered	30,645	7,559,864
Meyer Burger Technology AGa,b	261,930	329,695
Mobilezone Holding AG Registered	152,309	1,809,429
Mobimo Holding AG Registered[b]	6,029	1,562,217
Nestle SA Registered	1,197,705	93,140,045
Novartis AG Registered	851,437	65,971,530
OC Oerlikon Corp. AG Registered	94,555	1,540,734
Panalpina Welttransport Holding AG Registered[a]	6,761	859,212
Pargesa Holding SA Bearer	14,200	1,336,226
Partners Group Holding AG	6,753	4,956,111
PSP Swiss Property AG Registered	15,517	1,455,453
Roche Holding AG NVS	270,220	60,286,986
Schindler Holding AG Participation Certificates NVS	10,928	2,269,721
Schindler Holding AG Registered	12,600	2,534,256
Schmolz + Bickenbach AG Registered[b]	597,012	482,483
Schweiter Technologies AG Bearer	732	837,078
SGS SA Registered	1,937	4,729,497
Sika AG Bearer	862	6,295,848
Sonova Holding AG Registered	20,008	3,318,834
St Galler Kantonalbank AG Registered	2,006	1,078,081
Straumann Holding AG Registered	4,641	3,176,359
Sulzer AG Registered	6,907	801,712
Sunrise Communications Group AGc	16,812	1,326,414
Swatch Group AG (The) Bearer	10,873	5,255,814
Swatch Group AG (The) Registered	27,302	2,445,017
Swiss Life Holding AG Registered	12,688	4,466,883
Swiss Prime Site AG Registered	24,611	2,313,419
Swiss Re AG	115,796	11,073,087
Swisscom AG Registered	9,055	4,363,304
Swissquote Group Holding SA Registered	32,061	1,816,973
Tecan Group AG Registered	7,495	1,658,152
Temenos Group AG Registered	30,460	3,855,579
u-blox Holding AG	4,887	896,534
UBS Group AG Registered	1,370,712	23,221,376
Valiant Holding AG Registered	11,023	1,327,348
VAT Group AGc	12,352	1,839,261
Vifor Pharma AG	19,001	3,018,393

101

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

April 30, 2018

Security	Shares	Value
Vontobel Holding AG Registered	15,777	$1,045,531
Zurich Insurance Group AG	56,666	18,180,747

		488,226,376
TAIWAN — 2.92%
Acer Inc.	1,216,148	937,190
Advantech Co. Ltd.	145,608	1,006,433
Airtac International Group	64,496	1,124,835
AmTRAN Technology Co. Ltd.	965,000	415,857
ASE Industrial Holding Co. Ltd.	1,302,958	3,536,327
Asia Cement Corp.	1,002,329	1,075,624
Asustek Computer Inc.	244,000	2,292,667
AU Optronics Corp.	3,520,000	1,475,267
BES Engineering Corp.	3,798,000	974,323
Capital Securities Corp.	2,049,000	779,114
Catcher Technology Co. Ltd.	257,000	2,875,196
Cathay Financial Holding Co. Ltd.	3,115,629	5,633,858
Chailease Holding Co. Ltd.	496,988	1,830,960
Chang Hwa Commercial Bank Ltd.	1,691,394	977,569
Cheng Loong Corp.	1,530,000	871,360
Cheng Shin Rubber Industry Co. Ltd.	797,500	1,291,138
Cheng Uei Precision Industry Co. Ltd.	388,000	508,171
Chicony Electronics Co. Ltd.	235,719	583,193
Chin-Poon Industrial Co. Ltd.	282,000	373,153
China Airlines Ltd.[b]	1,685,000	617,925
China Bills Finance Corp.	2,069,000	1,010,496
China Development Financial Holding Corp.	7,361,000	2,798,954
China Life Insurance Co. Ltd./Taiwan	1,153,932	1,255,864
China Man-Made Fiber Corp.[b]	3,193,800	1,061,128
China Petrochemical Development Corp.[b]	1,263,050	557,106
China Steel Chemical Corp.	126,000	668,616
China Steel Corp.	4,179,575	3,319,758
China Synthetic Rubber Corp.	636,583	916,581
Chipbond Technology Corp.	403,000	807,730
Chroma ATE Inc.	195,000	988,627
Chunghwa Telecom Co. Ltd.	1,407,000	5,373,768
CMC Magnetics Corp.[b]	7,613,044	1,556,754
Compal Electronics Inc.	1,683,000	1,103,551
Compeq Manufacturing Co. Ltd.	577,000	580,189
Coretronic Corp.	433,000	580,280
CTBC Financial Holding Co. Ltd.	6,535,980	4,694,356
CTCI Corp.	440,000	742,839
Delta Electronics Inc.	749,000	2,734,085
E Ink Holdings Inc.	415,000	463,581
E.Sun Financial Holding Co. Ltd.	3,207,263	2,276,461
Eclat Textile Co. Ltd.	75,365	915,746
Elan Microelectronics Corp.	510,000	744,664
Epistar Corp.[b]	436,000	600,510
Eternal Materials Co. Ltd.	635,463	609,979
Eva Airways Corp.	1,127,795	607,991
Everlight Electronics Co. Ltd.	322,000	453,291
Far Eastern Department Stores Ltd.	923,702	608,798
Far Eastern International Bank	1,746,813	587,457
Far Eastern New Century Corp.	1,050,071	1,007,960
Far EasTone Telecommunications Co. Ltd.	465,000	1,232,184
Faraday Technology Corp.	431,400	976,925
Feng Hsin Steel Co. Ltd.	295,000	596,252
Feng TAY Enterprise Co. Ltd.	163,628	746,617
Firich Enterprises Co. Ltd.	348,603	499,578

Security	Shares	Value
First Financial Holding Co. Ltd.	2,867,512	$1,977,160
FLEXium Interconnect Inc.	193,987	512,071
Formosa Chemicals & Fibre Corp.	1,085,660	4,018,041
Formosa Petrochemical Corp.	459,000	1,884,931
Formosa Plastics Corp.	1,698,040	5,997,505
Foxconn Technology Co. Ltd.	412,287	1,029,794
Fubon Financial Holding Co. Ltd.	2,543,000	4,383,520
Giant Manufacturing Co. Ltd.	134,000	686,158
Gigabyte Technology Co. Ltd.	320,000	707,350
Globalwafers Co. Ltd.	95,000	1,550,876
Gloria Material Technology Corp.	961,408	623,901
Goldsun Building Materials Co. Ltd.[b]	2,141,000	698,313
Grand Pacific Petrochemical	631,000	703,801
Great Wall Enterprise Co. Ltd.	391,000	506,814
Highwealth Construction Corp.	610,670	945,319
Hiwin Technologies Corp.	93,004	1,414,557
Hon Hai Precision Industry Co. Ltd.	5,996,462	16,801,808
Hotai Motor Co. Ltd.	134,000	1,320,231
HTC Corp.[b]	261,000	533,706
Hua Nan Financial Holdings Co. Ltd.	2,742,735	1,664,005
Huaku Development Co. Ltd.	323,000	748,916
Innolux Corp.	3,611,414	1,354,898
Inventec Corp.	970,000	739,307
Kenda Rubber Industrial Co. Ltd.	573,322	663,690
Kerry TJ Logistics Co. Ltd.	372,000	505,447
King Yuan Electronics Co. Ltd.	2,056,000	2,043,040
King’s Town Bank Co. Ltd.	604,000	726,764
Kinsus Interconnect Technology Corp.	180,000	298,717
Largan Precision Co. Ltd.	40,000	4,704,849
LCY Chemical Corp.	425,000	633,482
Lite-On Technology Corp.	880,074	1,167,523
Macronix International[b]	766,000	1,231,078
Makalot Industrial Co. Ltd.	109,712	530,269
MediaTek Inc.	589,970	6,779,775
Mega Financial Holding Co. Ltd.	3,635,941	3,225,912
Merida Industry Co. Ltd.	98,350	440,450
Micro-Star International Co. Ltd.	298,000	940,740
Microbio Co. Ltd.[b]	943,689	650,677
Mitac Holdings Corp.	547,894	595,366
Nan Ya Plastics Corp.	1,713,300	4,725,306
Nanya Technology Corp.	477,000	1,499,366
Nien Made Enterprise Co. Ltd.	68,000	609,062
Novatek Microelectronics Corp.	305,000	1,288,594
OBI Pharma Inc.[b]	80,000	456,965
Oriental Union Chemical Corp.	458,000	495,361
PChome Online Inc.	61,341	287,149
Pegatron Corp.	749,000	1,759,434
Pou Chen Corp.	1,040,000	1,305,866
Powertech Technology Inc.	318,000	917,892
President Chain Store Corp.	230,000	2,273,841
Prince Housing & Development Corp.	1,188,521	474,018
Qisda Corp.	1,088,000	752,019
Quanta Computer Inc.	1,021,000	1,866,936
Radiant Opto-Electronics Corp.	241,060	501,894
Radium Life Tech Co. Ltd.[b]	2,182,686	796,749
Realtek Semiconductor Corp.	218,020	832,686
Ruentex Development Co. Ltd.[b]	625,972	754,260

102

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

April 30, 2018

Security	Shares	Value
Ruentex Industries Ltd.	339,616	$662,324
Shin Kong Financial Holding Co. Ltd.	3,532,564	1,450,684
Shin Zu Shing Co. Ltd.	132,000	349,335
Shinkong Synthetic Fibers Corp.	2,152,000	741,906
Simplo Technology Co. Ltd.	111,200	625,785
Sino-American Silicon Products Inc.	267,000	1,164,146
SinoPac Financial Holdings Co. Ltd.	4,482,871	1,621,237
St. Shine Optical Co. Ltd.	25,000	675,984
Standard Foods Corp.	424,422	955,385
Synnex Technology International Corp.	607,600	877,931
Taichung Commercial Bank Co. Ltd.	3,770,717	1,306,334
TaiMed Biologics Inc.[b]	119,000	1,246,852
Tainan Spinning Co. Ltd.	1,034,816	459,934
Taishin Financial Holding Co. Ltd.	2,980,879	1,455,857
Taiwan Business Bank	1,335,801	411,759
Taiwan Cement Corp.	1,391,000	1,920,550
Taiwan Cooperative Financial Holding Co. Ltd.	2,307,989	1,345,641
Taiwan Hon Chuan Enterprise Co. Ltd.	411,696	719,405
Taiwan Mobile Co. Ltd.	504,000	1,865,310
Taiwan Secom Co. Ltd.	194,105	583,893
Taiwan Semiconductor Manufacturing Co. Ltd.	9,530,000	73,118,145
Tatung Co. Ltd.[b]	806,000	606,138
Teco Electric and Machinery Co. Ltd.	993,000	810,537
Tong Hsing Electronic Industries Ltd.	102,000	361,989
Transcend Information Inc.	245,000	693,103
Tripod Technology Corp.	240,000	729,252
TSRC Corp.	384,100	388,170
TTY Biopharm Co. Ltd.	152,965	519,594
Tung Ho Steel Enterprise Corp.	535,000	445,735
TXC Corp.	559,000	673,562
Uni-President Enterprises Corp.	1,832,292	4,434,188
Unimicron Technology Corp.	717,000	407,132
United Microelectronics Corp.	4,697,000	2,540,077
USI Corp.	965,940	471,764
Vanguard International Semiconductor Corp.	378,000	771,676
Walsin Lihwa Corp.	1,426,000	976,003
Waterland Financial Holdings Co. Ltd.	2,286,723	799,945
Win Semiconductors Corp.	153,953	1,168,183
Winbond Electronics Corp.	1,628,502	1,007,270
Wistron Corp.	1,147,529	919,218
Wistron NeWeb Corp.	200,569	473,179
WPG Holdings Ltd.	836,000	1,131,658
Yageo Corp.	130,868	2,773,367
YFY Inc.[b]	1,659,000	712,125
Yuanta Financial Holding Co. Ltd.	3,557,238	1,707,292
Yulon Motor Co. Ltd.	543,000	415,695
Yungtay Engineering Co. Ltd.	326,000	570,760
Zhen Ding Technology Holding Ltd.	235,050	515,598

		290,978,602
THAILAND — 0.63%
Advanced Info Service PCL NVDR	446,200	2,940,735
Airports of Thailand PCL NVDR	1,837,600	4,148,574
Bangchak Corp. PCL NVDR	524,100	601,984
Bangkok Bank PCL	132,400	847,427
Bangkok Dusit Medical Services PCL NVDR	1,990,800	1,419,297
Bangkok Expressway & Metro PCL NVDR	4,713,500	1,157,466
Banpu PCL NVDR	1,258,200	773,418
BEC World PCL NVDR[a]	910,100	299,906

Security	Shares	Value
Berli Jucker PCL NVDR	629,400	$1,191,592
BTS Group Holdings PCL NVDR	7,276,800	2,063,605
Bumrungrad Hospital PCL NVDR	184,600	1,111,343
Central Pattana PCL NVDR	726,800	1,859,604
Charoen Pokphand Foods PCL NVDR	1,362,000	1,053,004
CP ALL PCL NVDR	2,052,300	5,657,481
Delta Electronics Thailand PCL NVDR	276,000	588,118
Esso Thailand PCL NVDR[b]	1,054,200	597,914
Glow Energy PCL NVDR	346,800	947,766
Indorama Ventures PCL NVDR	859,600	1,641,030
IRPC PCL NVDR	5,589,100	1,248,516
Jasmine International PCL NVDR	2,211,800	409,982
Kasikornbank PCL	584,100	3,720,028
Kasikornbank PCL NVDR	76,700	475,122
Kiatnakin Bank PCL NVDR	323,700	756,428
Krung Thai Bank PCL NVDR	1,677,400	967,322
Minor International PCL NVDR	1,089,400	1,389,365
PTT Exploration & Production PCL NVDR	603,161	2,560,950
PTT Global Chemical PCL NVDR	970,000	3,012,041
PTT PCL NVDR	4,168,000	7,461,724
Siam Cement PCL (The) Foregin	184,000	2,728,517
Siam Commercial Bank PCL (The) NVDR	736,400	3,056,667
Thai Airways International PCL NVDR[b]	531,000	272,566
Thai Oil PCL NVDR	508,700	1,519,169
Thanachart Capital PCL NVDR	498,800	849,509
Tisco Financial Group PCL NVDR	256,100	720,180
True Corp. PCL NVDR	6,469,745	1,557,987
TTW PCL NVDR	2,420,000	950,824

		62,557,161
TURKEY — 0.22%
Akbank Turk AS	864,541	1,799,155
Anadolu Efes Biracilik Ve Malt Sanayii AS	95,226	624,026
Arcelik AS	109,875	488,664
Aselsan Elektronik Sanayi Ve Ticaret AS	123,106	763,119
BIM Birlesik Magazalar AS	93,988	1,594,114
Coca-Cola Icecek AS	47,124	416,613
Emlak Konut Gayrimenkul Yatirim Ortakligi ASb	1,082,097	646,823
Eregli Demir ve Celik Fabrikalari TAS	682,670	1,706,150
Ford Otomotiv Sanayi AS	68,073	940,237
Haci Omer Sabanci Holding AS	361,617	855,730
KOC Holding AS	314,976	1,063,027
TAV Havalimanlari Holding AS	103,805	556,146
Tupras Turkiye Petrol Rafinerileri AS	54,582	1,389,641
Turk Hava Yollari AOb	331,530	1,362,737
Turk Telekomunikasyon ASb	308,239	476,168
Turkcell Iletisim Hizmetleri AS	480,265	1,649,222
Turkiye Garanti Bankasi AS	898,591	2,035,797
Turkiye Halk Bankasi AS	283,210	576,138
Turkiye Is Bankasi AS Class C	708,208	1,073,135
Turkiye Sinai Kalkinma Bankasi AS	1,111,097	382,642
Turkiye Sise ve Cam Fabrikalari AS	442,348	490,742
Turkiye Vakiflar Bankasi TAO Class D	379,701	557,608
Ulker Biskuvi Sanayi AS	87,646	459,224

103

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

April 30, 2018

Security	Shares	Value
Yapi ve Kredi Bankasi ASb	412,043	$403,402

		22,310,260
UNITED ARAB EMIRATES — 0.14%
Abu Dhabi Commercial Bank PJSC	831,311	1,591,037
Aldar Properties PJSC	1,464,556	837,311
Amlak Finance PJSC[b]	1,552,659	338,164
Arabtec Holding PJSC	407,610	226,379
Dana Gas PJSC	2,482,419	669,070
DP World Ltd.	70,432	1,567,112
Dubai Islamic Bank PJSC	503,991	754,652
Emaar Malls PJSC	830,103	501,703
Emaar Properties PJSC	1,387,196	2,186,642
Emirates Telecommunications Group Co. PJSC	669,956	3,128,036
First Abu Dhabi Bank PJSC	681,123	2,299,368

		14,099,474
UNITED KINGDOM — 12.25%
3i Group PLC	380,664	4,936,879
AA PLC	299,185	560,638
Abcam PLC	93,465	1,571,842
Admiral Group PLC	74,347	2,040,868
Aggreko PLC[a]	95,024	958,575
Allied Minds PLC[a,b]	173,431	284,739
Amerisur Resources PLC[a,b]	1,530,664	366,416
Anglo American PLC	514,410	12,111,483
Antofagasta PLC	149,007	1,995,703
Arrow Global Group PLC	135,970	695,739
Ascential PLC	216,818	1,258,445
Ashmore Group PLC	148,837	844,193
Ashtead Group PLC	196,679	5,507,311
ASOS PLC[b]	22,100	1,779,489
Associated British Foods PLC	131,786	4,908,177
AstraZeneca PLC	485,158	34,099,892
Auto Trader Group PLC[c]	386,418	1,878,782
AVEVA Group PLC	35,170	1,043,428
Aviva PLC	1,473,445	10,735,786
B&M European Value Retail SA	350,592	1,957,144
Babcock International Group PLC	85,986	871,429
BAE Systems PLC	1,197,341	10,076,351
Balfour Beatty PLC	282,737	1,145,696
Barclays PLC	6,465,418	18,455,907
Barratt Developments PLC	392,632	3,017,617
BBA Aviation PLC	436,312	1,921,852
Beazley PLC	232,259	1,892,220
Bellway PLC	49,822	2,275,516
Berkeley Group Holdings PLC	51,776	2,903,892
BGEO Group PLC	19,685	943,537
BHP Billiton PLC	813,621	17,302,692
Big Yellow Group PLC	85,321	1,082,918
Blue Prism Group PLC[a,b]	25,460	492,345
Bodycote PLC	83,365	1,033,405
boohoo.com PLC[b]	358,182	904,296
Bovis Homes Group PLC	62,935	1,070,975
BP PLC	7,502,469	55,594,358
Brewin Dolphin Holdings PLC	217,629	1,082,102
British American Tobacco PLC	887,143	48,864,029

Security	Shares	Value
British Land Co. PLC (The)	348,777	$3,230,128
Britvic PLC	121,428	1,201,683
BT Group PLC	3,197,920	10,987,410
BTG PLC[b]	164,068	1,545,696
Bunzl PLC	121,002	3,518,236
Burberry Group PLC	165,119	4,147,124
Burford Capital Ltd.	92,096	1,826,617
Cairn Energy PLC[b]	300,874	939,050
Capita PLC	291,221	768,332
Capital & Counties Properties PLC[a]	291,851	1,158,911
Card Factory PLC	225,079	714,269
Carnival PLC	71,176	4,632,118
Centamin PLC	650,362	1,404,129
Centrica PLC	2,109,316	4,468,299
Chemring Group PLC	246,314	709,055
Cineworld Group PLC	438,261	1,571,875
Close Brothers Group PLC	56,090	1,186,645
Cobham PLC[b]	949,081	1,504,606
Coca-Cola European Partners PLC NVS	82,430	3,231,256
Coca-Cola HBC AGb	74,739	2,515,896
Compass Group PLC	589,175	12,659,401
ConvaTec Group PLC[c]	521,423	1,559,891
Crest Nicholson Holdings PLC	126,455	848,221
Croda International PLC	48,431	2,975,774
CVS Group PLC	30,302	411,521
CYBG PLC[a]	343,843	1,431,195
Daily Mail & General Trust PLC Class A NVS	109,931	1,020,527
Dairy Crest Group PLC[a]	128,230	958,150
DCC PLC	33,905	3,268,933
De La Rue PLC	92,572	675,771
Debenhams PLC[a]	920,291	292,553
Dechra Pharmaceuticals PLC	46,942	1,772,855
Derwent London PLC	39,318	1,727,533
Diageo PLC	943,208	33,634,406
Dialight PLC[a,b]	44,922	318,029
Dignity PLC	28,739	431,858
Diploma PLC	69,439	1,153,440
Direct Line Insurance Group PLC	490,842	2,530,497
Dixons Carphone PLC	403,296	1,127,624
Domino’s Pizza Group PLC	239,166	1,196,766
Drax Group PLC	190,483	829,063
DS Smith PLC	413,832	2,977,635
Dunelm Group PLC	65,812	511,244
easyJet PLC	67,209	1,471,868
EI Group PLC[b]	357,331	633,915
Electrocomponents PLC	182,188	1,528,204
Elementis PLC	238,129	930,171
Entertainment One Ltd.	174,330	657,430
Essentra PLC	111,507	677,306
esure Group PLC	251,771	782,328
Evraz PLC	148,398	936,542
Experian PLC	338,815	7,779,335
Faroe Petroleum PLC[b]	487,490	891,678
Fenner PLC	146,116	1,223,617
Ferguson PLC	93,668	7,198,959
Ferrexpo PLC	145,425	470,908
Fevertree Drinks PLC	55,248	2,158,077

104

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

April 30, 2018

Security	Shares	Value
FirstGroup PLC[b]	538,547	$837,456
Fresnillo PLC	85,793	1,506,629
G4S PLC	588,333	2,097,971
Galliford Try PLC	52,927	669,213
Genus PLC	41,476	1,445,312
GlaxoSmithKline PLC	1,877,766	37,796,781
Glencore PLC	4,690,601	22,657,318
Go-Ahead Group PLC	30,780	822,884
Gocompare.Com Group PLC	508,717	784,763
Grafton Group PLC	89,839	930,523
Grainger PLC	304,549	1,314,621
Great Portland Estates PLC	102,445	984,050
Greencore Group PLC[a]	364,154	796,238
Greene King PLC	119,910	903,414
Greggs PLC	68,456	1,149,369
GVC Holdings PLC	232,792	2,861,676
Halfords Group PLC	133,877	698,490
Halma PLC	151,994	2,560,337
Hammerson PLC	308,481	2,332,625
Hansteen Holdings PLC	243,141	444,734
Hargreaves Lansdown PLC	101,386	2,498,929
Hays PLC	552,510	1,364,472
Helical PLC	130,367	673,354
Hikma Pharmaceuticals PLC[a]	62,410	1,107,170
Hill & Smith Holdings PLC	43,787	800,314
Hiscox Ltd.	109,880	2,253,500
Hochschild Mining PLC[a]	123,196	356,167
HomeServe PLC	137,790	1,404,409
Hostelworld Group PLC[c]	112,627	628,263
Howden Joinery Group PLC	251,623	1,652,113
HSBC Holdings PLC	7,702,681	76,959,759
Hunting PLC[b]	78,110	861,754
IG Group Holdings PLC	146,810	1,678,332
IMI PLC	100,057	1,504,923
Imperial Brands PLC	359,616	12,900,532
Inchcape PLC	153,665	1,537,641
Indivior PLC[b]	291,575	1,819,653
Informa PLC	302,770	3,081,779
Inmarsat PLC	189,558	981,951
InterContinental Hotels Group PLC	70,765	4,472,814
Intermediate Capital Group PLC	121,393	1,815,799
International Personal Finance PLC	250,790	840,075
Intertek Group PLC	60,143	4,059,888
Intu Properties PLC[a]	332,453	894,287
Investec PLC	243,107	1,933,386
IQE PLC[a,b]	346,428	501,964
ITE Group PLC	363,185	760,354
ITV PLC	1,389,011	2,901,298
IWG PLC	281,331	960,203
J D Wetherspoon PLC	71,481	1,146,008
J Sainsbury PLC	557,707	2,373,607
Jackpotjoy PLC[b]	90,786	1,027,862
JD Sports Fashion PLC	191,490	1,031,257
John Wood Group PLC	276,680	2,166,850
Johnson Matthey PLC	71,560	3,246,670
Jupiter Fund Management PLC	172,974	1,085,209
Just Eat PLC[b]	219,850	2,343,146
Just Group PLC	336,828	655,069
KAZ Minerals PLC[b]	102,891	1,304,362
KCOM Group PLC	729,946	1,005,391

Security	Shares	Value
Keller Group PLC	64,805	$926,510
Keywords Studios PLC	27,045	677,213
Kier Group PLC	53,717	795,361
Kingfisher PLC	829,371	3,470,411
Laird PLC	372,288	1,009,646
Lancashire Holdings Ltd.	99,993	820,843
Land Securities Group PLC	251,619	3,425,472
Legal & General Group PLC	2,176,491	8,094,031
Lloyds Banking Group PLC	27,724,498	24,691,281
London Stock Exchange Group PLC	117,077	6,934,007
LondonMetric Property PLC	529,121	1,386,877
Lookers PLC	338,723	472,139
Majestic Wine PLC	118,351	680,570
Man Group PLC	638,682	1,593,996
Marks & Spencer Group PLC	580,460	2,300,151
Marston’s PLC	609,756	906,195
McCarthy & Stone PLC[c]	260,047	484,970
Mediclinic International PLC[a]	146,935	1,357,976
Meggitt PLC	291,923	1,899,426
Melrose Industries PLC	1,911,482	6,002,736
Merlin Entertainments PLC[c]	274,545	1,390,815
Metro Bank PLC[a,b]	31,982	1,454,544
Micro Focus International PLC	171,364	2,957,433
Mitchells & Butlers PLC	134,029	520,586
Mitie Group PLC	263,561	665,771
Mondi PLC	133,711	3,731,220
Moneysupermarket.com Group PLC	226,693	935,770
Morgan Advanced Materials PLC	225,476	1,065,218
National Express Group PLC	205,713	1,111,255
National Grid PLC	1,242,330	14,421,344
NCC Group PLC	137,899	373,413
NEX Group PLC	129,820	1,766,619
Next PLC	56,472	4,088,206
NMC Health PLC	43,547	2,140,067
Northgate PLC	126,394	646,217
Nostrum Oil & Gas PLC[a,b]	62,936	257,454
Ocado Group PLC[a,b]	230,726	1,710,984
Old Mutual PLC	1,902,113	6,591,605
On the Beach Group PLC[c]	89,440	753,924
Oxford Instruments PLC	48,926	610,537
Pagegroup PLC	145,573	1,077,714
Paragon Banking Group PLC	166,167	1,196,990
Pearson PLC	302,894	3,478,538
Pennon Group PLC	153,575	1,464,186
Persimmon PLC	122,651	4,586,540
Petra Diamonds Ltd.[a,b]	427,115	402,682
Petrofac Ltd.	108,064	898,410
Phoenix Group Holdings	150,492	1,631,295
Playtech PLC	128,080	1,429,987
Plus500 Ltd.	55,525	1,077,566
Polypipe Group PLC	150,754	795,680
Premier Foods PLC[b]	888,554	458,332
Premier Oil PLC[a,b]	358,619	468,012
Provident Financial PLC[a]	102,280	936,821
Prudential PLC	974,786	25,167,436
Purplebricks Group PLC[a,b]	115,459	550,235
QinetiQ Group PLC	298,383	947,304

105

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

April 30, 2018

Security	Shares	Value
Randgold Resources Ltd.	34,070	$2,753,636
Rathbone Brothers PLC	29,020	940,910
Reckitt Benckiser Group PLC	256,704	20,160,629
Redrow PLC	109,202	943,819
RELX PLC	394,143	8,438,957
Renewi PLC	590,899	582,734
Renishaw PLC	19,364	1,257,804
Rentokil Initial PLC	704,639	2,979,540
Restaurant Group PLC (The)	110,455	461,578
Rightmove PLC	38,209	2,402,430
Rio Tinto PLC	464,046	25,221,003
Rolls-Royce Holdings PLC	633,752	7,332,345
Rolls-Royce Holdings PLC New[b,d]	44,642,031	61,488
Rotork PLC	336,100	1,523,031
Royal Bank of Scotland Group PLC[b]	1,328,976	4,945,916
Royal Dutch Shell PLC Class A	1,738,950	60,621,053
Royal Dutch Shell PLC Class B	1,473,103	52,783,864
Royal Mail PLC	344,270	2,755,935
RPC Group PLC	163,947	1,785,724
RPS Group PLC	193,269	688,124
RSA Insurance Group PLC	358,381	3,245,031
Saga PLC	438,992	821,713
Sage Group PLC (The)	413,877	3,620,979
Savills PLC	73,366	992,823
Schroders PLC	35,471	1,612,736
Segro PLC	354,382	3,154,154
Senior PLC	249,042	1,013,275
Serco Group PLC[b]	487,498	646,276
Severn Trent PLC	86,852	2,320,736
Shaftesbury PLC	76,448	1,064,539
Shire PLC	352,100	18,748,741
SIG PLC	346,712	682,410
Sirius Minerals PLC[a,b]	1,860,919	794,572
Sky PLC	399,253	7,577,774
Smith & Nephew PLC	318,055	6,115,499
Smiths Group PLC	135,059	2,971,725
Soco International PLC	227,118	327,836
Sophos Group PLC[c]	156,690	1,076,926
Spectris PLC	45,879	1,699,849
Spirax-Sarco Engineering PLC	28,282	2,245,710
Spire Healthcare Group PLC[c]	169,983	533,807
Sports Direct International PLC[b]	119,912	665,268
SSE PLC	368,779	7,014,619
SSP Group PLC	209,198	1,879,241
St. James’s Place PLC	206,740	3,236,221
St. Modwen Properties PLC	150,840	852,229
Stagecoach Group PLC	282,377	606,734
Stallergenes Greer PLC[b]	4,201	125,115
Standard Chartered PLC	1,239,669	13,096,201
Standard Life Aberdeen PLC	1,025,723	5,160,883
Stobart Group Ltd.	285,394	959,133
Stock Spirits Group PLC	252,530	867,816
Superdry PLC	29,402	609,477
Synthomer PLC	133,410	909,574
TalkTalk Telecom Group PLC[a]	286,033	507,430
Tate & Lyle PLC	161,869	1,281,072
Taylor Wimpey PLC	1,255,300	3,315,333
Ted Baker PLC	18,714	686,665
Telford Homes PLC	57,820	359,965
Tesco PLC	3,688,609	11,984,911

Security	Shares	Value
Thomas Cook Group PLC	636,466	$1,083,522
TP ICAP PLC	221,107	1,435,000
Travis Perkins PLC	89,010	1,555,767
TUI AG	171,548	3,888,014
Tullow Oil PLC[a,b]	562,131	1,762,970
UBM PLC	156,764	2,090,095
UDG Healthcare PLC	109,293	1,377,392
Ultra Electronics Holdings PLC	40,631	787,960
Unilever PLC	475,688	26,715,321
UNITE Group PLC (The)	111,068	1,275,084
United Utilities Group PLC	242,776	2,485,168
Vectura Group PLC[b]	428,998	479,795
Vesuvius PLC	124,962	1,012,905
Victoria PLC[b]	53,496	602,725
Victrex PLC	36,146	1,305,381
Virgin Money Holdings UK PLC	138,667	532,297
Vodafone Group PLC	10,132,175	29,529,941
Weir Group PLC (The)	83,987	2,470,914
WH Smith PLC	48,767	1,310,471
Whitbread PLC	69,028	4,070,191
William Hill PLC	349,545	1,409,673
Wm Morrison Supermarkets PLC	759,247	2,542,215
Workspace Group PLC	63,993	977,481
WPP PLC	483,930	8,315,097

		1,222,297,562

TOTAL COMMON STOCKS
(Cost: $8,628,719,124)		9,766,394,313

INVESTMENT COMPANIES — 0.19%

RUSSIA — 0.19%
iShares MSCI Russia ETF[f]	573,602	19,100,947

		19,100,947

TOTAL INVESTMENT COMPANIES
(Cost: $18,060,338)		19,100,947

PREFERRED STOCKS — 1.26%

BRAZIL — 0.62%
Banco Bradesco SA NVS, Preference Shares	1,299,131	12,876,955
Bradespar SA NVS, Preference Shares	119,800	1,221,460
Braskem SA NVS, Preference Shares	74,100	969,884
Centrais Eletricas Brasileiras SA Class B NVS, Preference Shares	105,600	690,335
Cia. Brasileira de Distribuicao NVS, Preference Shares	62,900	1,419,880
Cia. Energetica de Minas Gerais NVS, Preference Shares	392,256	951,483
Cia. Paranaense de Energia NVS, Preference Shares	53,900	414,021
Gerdau SA NVS, Preference Shares	436,700	2,084,771
Itau Unibanco Holding SA NVS, Preference Shares	1,249,560	18,275,670
Itausa-Investimentos Itau SA NVS, Preference Shares	1,666,614	6,503,603
Lojas Americanas SA NVS, Preference Shares	324,120	1,853,999

106

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

April 30, 2018

Security	Shares	Value
Metalurgica Gerdau SA NVS, Preference Shares	357,200	$800,901
Petroleo Brasileiro SA NVS, Preference Shares	1,548,200	10,196,449
Randon SA Implemetos e Participacoes NVS, Preference Shares	194,225	487,832
Telefonica Brasil SA NVS, Preference Shares	175,400	2,471,301
Usinas Siderurgicas de Minas Gerais SA NVS, Preference Shares	220,700	689,747

		61,908,291
CHILE — 0.03%
Embotelladora Andina SA, Preference Shares	132,866	662,875
Sociedad Quimica y Minera de Chile SA Class B, Preference Shares	38,777	2,129,337

		2,792,212
COLOMBIA — 0.03%
Bancolombia SA NVS, Preference Shares	171,545	2,033,703
Grupo Aval Acciones y Valores SA NVS, Preference Shares	1,472,688	647,505

		2,681,208
GERMANY — 0.37%
Bayerische Motoren Werke AG NVS, Preference Shares	15,545	1,506,273
Draegerwerk AG & Co. KGaA NVS, Preference Shares	6,012	444,538
Fuchs Petrolub SE NVS, Preference Shares	36,872	1,984,200
Henkel AG & Co. KGaA NVS, Preference Shares	67,123	8,547,726
Jungheinrich AG NVS, Preference Shares	23,653	1,001,357
Porsche Automobil Holding SE NVS, Preference Shares	63,296	5,414,372
Sartorius AG NVS, Preference Shares	15,327	2,366,610
Schaeffler AG NVS, Preference Shares	73,038	1,135,265
Volkswagen AG NVS, Preference Shares	72,203	14,990,568

		37,390,909
ITALY — 0.03%
Intesa Sanpaolo SpA NVS, Preference Shares	392,623	1,558,769
Telecom Italia SpA/Milano NVS, Preference Shares	2,307,337	1,987,647

		3,546,416
SOUTH KOREA — 0.18%
Amorepacific Corp. NVS, Preference Shares	3,517	587,785
Hyundai Motor Co. NVS, Preference Shares	9,106	878,159
Hyundai Motor Co. Series 2 NVS, Preference Shares	14,392	1,549,628
LG Chem Ltd. NVS, Preference Shares	2,607	502,825
LG Household & Health Care Ltd. NVS, Preference Shares	754	543,589
Samsung Electronics Co. Ltd. NVS, Preference Shares	6,818	13,565,142

		17,627,128

TOTAL PREFERRED STOCKS
(Cost: $102,241,447)		125,946,164

SHORT-TERM INVESTMENTS — 2.28%

MONEY MARKET FUNDS — 2.28%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.93%[f,g,h]	203,456,010	203,476,355

Security	Shares	Value
BlackRock Cash Funds: Treasury, SL Agency Shares
1.61%[f,g]	23,814,152	$23,814,152

		227,290,507

TOTAL SHORT-TERM INVESTMENTS
(Cost: $227,278,095)		227,290,507

TOTAL INVESTMENTS IN SECURITIES — 101.59%
(Cost: $8,976,299,004)		10,138,731,931
Other Assets, Less Liabilities — (1.59)%		(158,591,454)

NET ASSETS — 100.00%		$9,980,140,477

ADR	— American Depositary Receipts
CPO	— Certificates of Participation (Ordinary)
GDR	— Global Depositary Receipts
NVDR	— Non-Voting Depositary Receipts
NVS	— Non-Voting Shares
SDR	— Swedish Depositary Receipts

[a]	All or a portion of this security is on loan.
[b]	Non-income producing security.
[c]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
[d]	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
[e]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[f]	Affiliate of the Fund.
[g]	Annualized 7-day yield as of period end.
[h]	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended April 30, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated issuer	Shares held at 07/31/17	Shares purchased		Shares sold	Shares held at 04/30/18	Value at 04/30/18	Income		Net realized gain (loss)	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	198,823,753	4,632,257	[a]	—	203,456,010	$203,476,355	$2,758,847	[b]	$(29,461)	$(3,759)
BlackRock Cash Funds: Treasury, SL Agency Shares	167,169,319	—		(143,355,167)[a]	23,814,152	23,814,152	144,060		—	—
iShares MSCI Russia ETF	424,715	148,887		—	573,602	19,100,947	508,280		—	1,012,780

						$246,391,454	$3,411,187		$(29,461)	$1,009,021

[a]	Net of purchases and sales.
[b]	Includes the Fund’s portion of securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities.

107

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

April 30, 2018

Futures Contracts

Futures contracts outstanding as of April 30, 2018 were as follows:

Description	Number of contracts	Expiration date	Notional amount (000)	Value / unrealized appreciation (depreciation)
Long Contracts
MSCI EAFE E-Mini	467	Jun 2018	$47,319	$271,043
MSCI Emerging Markets E-Mini	298	Jun 2018	17,168	(374,166)

Total				$(103,123)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Consolidated Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common stocks	$9,656,324,688	$109,748,524	$321,101	$9,766,394,313
Investment companies	19,100,947	—	—	19,100,947
Preferred stocks	112,381,022	13,565,142	—	125,946,164
Money market funds	227,290,507	—	—	227,290,507

Total	$10,015,097,164	$123,313,666	$321,101	$10,138,731,931

Derivative financial instruments[a]
Assets
Futures contracts	$271,043	$—	$—	$271,043
Liabilities
Futures contracts	(374,166)	—	—	(374,166)

Total	$(103,123)	$—	$—	$(103,123)

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

The Fund had transfers from Level 1 to Level 2 during the nine months ended April 30, 2018 in the amount of $81,843,289, resulting from a temporary suspension of trading.

108

Schedule of Investments (Unaudited)

iSHARES® CURRENCY HEDGED MSCI ACWI ETF

April 30, 2018

Security	Shares	Value
INVESTMENT COMPANIES — 99.92%

EXCHANGE-TRADED FUNDS — 99.92%
iShares MSCI ACWI ETF[a]	81,209	$5,846,236

		5,846,236

TOTAL INVESTMENT COMPANIES (Cost: $5,259,373)		5,846,236

SHORT-TERM INVESTMENTS — 0.05%

MONEY MARKET FUNDS — 0.05%
BlackRock Cash Funds: Treasury, SL Agency Shares
1.61%[a,b]	2,789	2,789

		2,789

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,789)		2,789

TOTAL INVESTMENTS IN SECURITIES — 99.97% (Cost: $5,262,162)		5,849,025
Other Assets, Less Liabilities — 0.03%		1,682

NET ASSETS — 100.00%		$5,850,707

[a]	Affiliate of the Fund.
[b]	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended April 30, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated issuer	Shares held at 07/31/17	Shares purchased		Shares sold	Shares held at 04/30/18	Value at 04/30/18	Income		Net realized gain (loss)	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	—	—	[a]	—	—	$—	$1,958	[b]	$(384)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,078	1,711	[a]	—	2,789	2,789	20		—	—
iShares MSCI ACWI ETF	40,691	42,582		(2,064)	81,209	5,846,236	40,901		9,907	277,219

						$5,849,025	$42,879		$9,523	$277,219

[a]	Net of purchases and sales.
[b]	Includes the Fund’s portion of securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities.

109

Schedule of Investments (Unaudited) (Continued)

iSHARES® CURRENCY HEDGED MSCI ACWI ETF

April 30, 2018

Forward Currency Contracts

Forward currency contracts outstanding as of April 30, 2018 were as follows:

Currency purchased		Currency sold		Counterparty	Settlement date	Unrealized appreciation (depreciation)
CAD	221,000	USD	171,555	MS	05/08/2018	$594
INR	3,749,000	USD	56,182	CITI	05/08/2018	124
MXN	375,000	USD	19,957	MS	05/08/2018	79
USD	127,987	AUD	167,000	MS	05/08/2018	2,259
USD	52,883	BRL	177,000	MS	05/08/2018	2,386
USD	150,184	CHF	143,000	MS	05/08/2018	5,827
USD	11,731	CLP	7,101,000	MS	05/08/2018	154
USD	35,695	DKK	215,000	MS	05/08/2018	833
USD	644,656	EUR	521,000	MS	05/08/2018	15,277
USD	335,908	GBP	238,000	MS	05/08/2018	8,168
USD	224,170	HKD	1,757,000	MS	05/08/2018	272
USD	4,868	ILS	17,000	MS	05/08/2018	143
USD	59,076	INR	3,864,000	MS	05/08/2018	1,043
USD	473,937	JPY	50,209,000	MS	05/08/2018	14,477
USD	128,205	KRW	136,546,000	MS	05/08/2018	611
USD	21,033	MXN	388,000	MS	05/08/2018	303
USD	13,033	NOK	102,000	MS	05/08/2018	316
USD	2,894	NZD	4,000	MS	05/08/2018	79
USD	22,358	RUB	1,295,000	MS	05/08/2018	1,806
USD	51,469	SEK	427,000	MS	05/08/2018	2,688
USD	25,217	SGD	33,000	MS	05/08/2018	327
USD	7,148	TRY	29,000	MS	05/08/2018	22
USD	117,158	TWD	3,405,000	MS	05/08/2018	2,087
USD	50,921	ZAR	603,000	MS	05/08/2018	2,579
MXN	1,000	USD	53	MS	06/07/2018	—
TRY	2,000	USD	487	MS	06/07/2018	—
USD	126,973	AUD	168,000	MS	06/07/2018	485
USD	51,107	BRL	178,000	MS	06/07/2018	465
USD	7,806	CAD	10,000	MS	06/07/2018	12
USD	144,735	CHF	143,000	MS	06/07/2018	14
USD	475	CLP	291,000	MS	06/07/2018	1
USD	11,432	CLP	6,925,000	USB	06/07/2018	143
USD	33,484	DKK	206,000	MS	06/07/2018	7
USD	649,079	EUR	536,000	MS	06/07/2018	162
USD	339,275	GBP	246,000	MS	06/07/2018	58
USD	128	HKD	1,000	MS	06/07/2018	—
USD	5,014	ILS	18,000	MS	06/07/2018	2
USD	210	INR	14,000	MS	06/07/2018	—
USD	762	JPY	83,000	MS	06/07/2018	1
USD	124,827	KRW	133,470,000	JPM	06/07/2018	122
USD	3,864	KRW	4,131,000	MS	06/07/2018	5
USD	13,384	NOK	107,000	MS	06/07/2018	30
USD	3,528	NZD	5,000	MS	06/07/2018	10

110

Schedule of Investments (Unaudited) (Continued)

iSHARES® CURRENCY HEDGED MSCI ACWI ETF

April 30, 2018

Currency purchased		Currency sold		Counterparty	Settlement date	Unrealized appreciation (depreciation)
USD	19,840	RUB	1,246,000	CSFB	06/07/2018	$137
USD	49,696	SEK	432,000	MS	06/07/2018	235
USD	26,422	SGD	35,000	MS	06/07/2018	9
USD	6,839	TRY	28,000	MS	06/07/2018	22
USD	114,807	TWD	3,389,000	JPM	06/07/2018	73
USD	44,920	ZAR	559,000	MS	06/07/2018	285

						64,732

AUD	167,000	USD	126,287	MS	05/08/2018	(560)
BRL	177,000	USD	51,059	MS	05/08/2018	(562)
CHF	143,000	USD	144,530	MS	05/08/2018	(173)
CLP	176,000	USD	292	MS	05/08/2018	(5)
CLP	6,925,000	USD	11,433	USB	05/08/2018	(143)
DKK	215,000	USD	34,900	MS	05/08/2018	(38)
EUR	521,000	USD	629,972	MS	05/08/2018	(593)
GBP	238,000	USD	328,032	MS	05/08/2018	(291)
HKD	1,757,000	USD	223,911	MS	05/08/2018	(14)
ILS	17,000	USD	4,728	MS	05/08/2018	(3)
INR	115,000	USD	1,757	MS	05/08/2018	(29)
JPY	50,209,000	USD	459,960	MS	05/08/2018	(501)
KRW	133,470,000	USD	124,743	JPM	05/08/2018	(23)
KRW	3,076,000	USD	2,898	MS	05/08/2018	(23)
MXN	13,000	USD	709	MS	05/08/2018	(14)
NOK	102,000	USD	12,749	MS	05/08/2018	(32)
NZD	4,000	USD	2,823	MS	05/08/2018	(9)
RUB	1,246,000	USD	19,920	CSFB	05/08/2018	(146)
RUB	49,000	USD	848	MS	05/08/2018	(71)
SEK	427,000	USD	49,112	MS	05/08/2018	(331)
SGD	33,000	USD	24,907	MS	05/08/2018	(17)
TRY	29,000	USD	7,153	MS	05/08/2018	(27)
TWD	3,389,000	USD	114,621	JPM	05/08/2018	(91)
TWD	16,000	USD	552	MS	05/08/2018	(11)
USD	171,329	CAD	221,000	MS	05/08/2018	(820)
ZAR	603,000	USD	48,802	MS	05/08/2018	(459)
DKK	4,000	USD	650	MS	06/07/2018	—
NOK	1,000	USD	125	MS	06/07/2018	—
TWD	68,000	USD	2,302	MS	06/07/2018	—
USD	167,000	CAD	215,000	MS	06/07/2018	(584)
USD	73	CLP	45,000	MS	06/07/2018	—
USD	2,758	GBP	2,000	MS	06/07/2018	—
USD	220,215	HKD	1,727,000	MS	06/07/2018	(21)
USD	55,955	INR	3,749,000	CITI	06/07/2018	(198)
USD	3,953	INR	264,000	MS	06/07/2018	(2)
USD	469,257	JPY	51,185,000	MS	06/07/2018	(37)
USD	21,132	MXN	399,000	MS	06/07/2018	(86)
USD	616	RUB	39,000	MS	06/07/2018	(1)
USD	507	TWD	15,000	MS	06/07/2018	—
USD	1,754	ZAR	22,000	MS	06/07/2018	(3)

						(5,918)

				Net unrealized appreciation		$58,814

111

Schedule of Investments (Unaudited) (Continued)

iSHARES® CURRENCY HEDGED MSCI ACWI ETF

April 30, 2018

Counterparties:

CITI — Citibank N.A. London

CSFB — Credit Suisse First Boston

JPM — JPMorgan Chase Bank N.A.

MS — Morgan Stanley and Co. International PLC

Currency abbreviations:

AUD — Australian Dollar

BRL — Brazilian Real

CAD — Canadian Dollar

CHF — Swiss Franc

CLP — Chilean Peso

DKK — Danish Krone

EUR — Euro

GBP — British Pound

HKD — Hong Kong Dollar

ILS — Israeli Shekel

INR — Indian Rupee

JPY — Japanese Yen

KRW — South Korean Won

MXN — Mexican Peso

NOK — Norwegian Krone

NZD — New Zealand Dollar

RUB — New Russian Ruble

SEK — Swedish Krona

SGD — Singapore Dollar

TRY — Turkish Lira

TWD — Taiwan New Dollar

USD — United States Dollar

ZAR — South African Rand

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Investment companies	$5,846,236	$—	$—	$5,846,236
Money market funds	2,789	—	—	2,789

Total	$5,849,025	$—	$—	$5,849,025

Derivative financial instruments[a]
Assets
Forward currency contracts	$—	$64,732	$—	$64,732
Liabilities
Forward currency contracts	—	(5,918)	—	(5,918)

Total	$—	$58,814	$—	$58,814

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

112

Schedule of Investments (Unaudited)

iSHARES® CURRENCY HEDGED MSCI ACWI ex U.S. ETF

April 30, 2018

Security	Shares	Value
INVESTMENT COMPANIES — 99.90%

EXCHANGE-TRADED FUNDS — 99.90%
iShares MSCI ACWI ex U.S. ETF[a,b]	1,958,350	$97,858,750

		97,858,750

TOTAL INVESTMENT COMPANIES
(Cost: $86,269,083)		97,858,750

SHORT-TERM INVESTMENTS — 39.53%

MONEY MARKET FUNDS — 39.53%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.93%[a,c,d]	36,937,256	36,940,950
BlackRock Cash Funds: Treasury, SL Agency Shares
1.61%[a,c]	1,788,486	1,788,486

		38,729,436

TOTAL SHORT-TERM INVESTMENTS
(Cost: $38,729,436)		38,729,436

TOTAL INVESTMENTS IN SECURITIES — 139.43%
(Cost: $124,998,519)		136,588,186
Other Assets, Less Liabilities — (39.43)%		(38,629,500)

NET ASSETS — 100.00%		$97,958,686

[a]	Affiliate of the Fund.
[b]	All or a portion of this security is on loan.
[c]	Annualized 7-day yield as of period end.
[d]	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended April 30, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated issuer	Shares held at 07/31/17	Shares purchased		Shares sold	Shares held at 04/30/18	Value at 04/30/18	Income		Net realized gain (loss)	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	969,709	35,967,547	[a]	—	36,937,256	$36,940,950	$8,862	[b]	$(478)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	—	1,788,486	[a]	—	1,788,486	1,788,486	2,468		—	—
iShares MSCI ACWI ex U.S. ETF	1,832,783	589,351		(463,784)	1,958,350	97,858,750	984,203		3,227,887	1,972,572

						$136,588,186	$995,533		$3,227,409	$1,972,572

[a]	Net of purchases and sales.
[b]	Includes the Fund’s portion of securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities.

113

Schedule of Investments (Unaudited) (Continued)

iSHARES® CURRENCY HEDGED MSCI ACWI ex U.S. ETF

April 30, 2018

Forward Currency Contracts

Forward currency contracts outstanding as of April 30, 2018 were as follows:

Currency purchased		Currency sold		Counterparty	Settlement date	Unrealized appreciation (depreciation)
CAD	7,671,000	USD	5,954,737	MS	05/08/2018	$20,632
INR	129,274,000	USD	1,937,125	CITI	05/08/2018	4,426
KRW	351,000	USD	327	MS	05/08/2018	1
MXN	12,907,000	USD	686,886	MS	05/08/2018	2,719
TRY	13,000	USD	3,135	MS	05/08/2018	60
USD	4,717,148	AUD	6,155,000	MS	05/08/2018	83,304
USD	1,942,162	BRL	6,500,000	MS	05/08/2018	87,737
USD	5,558,779	CHF	5,293,000	MS	05/08/2018	215,553
USD	431,202	CLP	261,009,000	MS	05/08/2018	5,667
USD	1,312,554	DKK	7,906,000	MS	05/08/2018	30,589
USD	23,658,849	EUR	19,121,000	MS	05/08/2018	560,278
USD	12,322,444	GBP	8,731,000	MS	05/08/2018	299,339
USD	8,236,618	HKD	64,557,000	MS	05/08/2018	10,005
USD	180,970	ILS	632,000	MS	05/08/2018	5,299
USD	2,163,430	INR	141,503,000	MS	05/08/2018	38,213
USD	17,466,485	JPY	1,850,404,000	MS	05/08/2018	533,555
USD	4,702,406	KRW	5,008,344,000	MS	05/08/2018	22,397
USD	764,613	MXN	14,105,000	MS	05/08/2018	11,000
USD	483,739	NOK	3,786,000	MS	05/08/2018	11,727
USD	115,744	NZD	160,000	MS	05/08/2018	3,172
USD	818,853	RUB	47,427,000	MS	05/08/2018	66,168
USD	1,892,626	SEK	15,702,000	MS	05/08/2018	98,815
USD	939,126	SGD	1,229,000	MS	05/08/2018	12,189
USD	260,774	TRY	1,058,000	MS	05/08/2018	786
USD	4,252,143	TWD	123,582,000	MS	05/08/2018	75,725
USD	1,856,650	ZAR	21,986,000	MS	05/08/2018	94,032
MXN	42,000	USD	2,227	MS	06/07/2018	7
TRY	36,000	USD	8,760	MS	06/07/2018	6
USD	4,459,834	AUD	5,901,000	MS	06/07/2018	16,961
USD	1,796,919	BRL	6,259,000	MS	06/07/2018	16,197
USD	370,014	CAD	474,000	MS	06/07/2018	551
USD	5,084,018	CHF	5,023,000	MS	06/07/2018	558
USD	23,670	CLP	14,486,000	MS	06/07/2018	55

114

Schedule of Investments (Unaudited) (Continued)

iSHARES® CURRENCY HEDGED MSCI ACWI ex U.S. ETF

April 30, 2018

Currency purchased		Currency sold		Counterparty	Settlement date	Unrealized appreciation (depreciation)
USD	394,253	CLP	238,821,000	UBS	06/07/2018	$4,927
USD	1,158,121	DKK	7,125,000	MS	06/07/2018	228
USD	22,740,771	EUR	18,779,000	MS	06/07/2018	5,651
USD	11,892,612	GBP	8,623,000	MS	06/07/2018	2,095
USD	126,508	HKD	992,000	MS	06/07/2018	3
USD	175,209	ILS	629,000	MS	06/07/2018	73
USD	3,655	INR	244,000	MS	06/07/2018	1
USD	4,307,643	KRW	4,605,990,000	CITI	06/07/2018	4,130
USD	202,097	KRW	216,040,000	MS	06/07/2018	244
USD	467,802	NOK	3,740,000	MS	06/07/2018	1,051
USD	111,506	NZD	158,000	MS	06/07/2018	352
USD	686,868	RUB	43,137,000	CSFB	06/07/2018	4,727
USD	1,739,874	SEK	15,125,000	MS	06/07/2018	8,149
USD	928,569	SGD	1,230,000	MS	06/07/2018	320
USD	233,513	TRY	956,000	MS	06/07/2018	749
USD	3,966,341	TWD	117,132,000	CITI	06/07/2018	854
USD	1,549,143	ZAR	19,278,000	MS	06/07/2018	9,827

						2,371,104

AUD	6,155,000	USD	4,660,828	MS	05/08/2018	(26,984)
BRL	6,500,000	USD	1,877,374	MS	05/08/2018	(22,949)
CAD	416,000	USD	328,996	MS	05/08/2018	(4,950)
CHF	5,293,000	USD	5,358,566	MS	05/08/2018	(15,340)
CLP	22,188,000	USD	37,035	MS	05/08/2018	(861)
CLP	238,821,000	USD	394,298	UBS	05/08/2018	(4,938)
DKK	7,906,000	USD	1,285,028	MS	05/08/2018	(3,063)
EUR	19,121,000	USD	23,151,236	MS	05/08/2018	(52,666)
GBP	8,731,000	USD	12,051,225	MS	05/08/2018	(28,120)
HKD	64,557,000	USD	8,227,373	MS	05/08/2018	(759)
ILS	632,000	USD	176,080	MS	05/08/2018	(409)
INR	12,229,000	USD	185,929	MS	05/08/2018	(2,263)
JPY	1,850,404,000	USD	16,973,574	MS	05/08/2018	(40,644)
KRW	4,605,990,000	USD	4,304,905	CITI	05/08/2018	(873)
KRW	402,003,000	USD	377,529	MS	05/08/2018	(1,881)
MXN	1,198,000	USD	65,055	MS	05/08/2018	(1,048)
NOK	3,786,000	USD	474,042	MS	05/08/2018	(2,030)
NZD	160,000	USD	113,160	MS	05/08/2018	(588)
RUB	43,137,000	USD	689,640	CSFB	05/08/2018	(5,039)
RUB	4,290,000	USD	71,904	MS	05/08/2018	(3,819)
SEK	15,702,000	USD	1,810,392	MS	05/08/2018	(16,582)
SGD	1,229,000	USD	928,244	MS	05/08/2018	(1,306)
TRY	1,045,000	USD	257,800	MS	05/08/2018	(1,006)
TWD	117,132,000	USD	3,960,842	CITI	05/08/2018	(2,400)
TWD	6,450,000	USD	220,218	MS	05/08/2018	(2,242)
USD	6,269,425	CAD	8,087,000	MS	05/08/2018	(29,990)
ZAR	21,986,000	USD	1,782,237	MS	05/08/2018	(19,619)
BRL	14,000	USD	4,001	MS	06/07/2018	(18)
CAD	2,000	USD	1,562	MS	06/07/2018	(3)
CHF	2,000	USD	2,027	MS	06/07/2018	(3)
DKK	52,000	USD	8,458	MS	06/07/2018	(8)
ILS	2,000	USD	557	MS	06/07/2018	—
JPY	235,000	USD	2,158	MS	06/07/2018	(4)
NOK	13,000	USD	1,625	MS	06/07/2018	(3)
TWD	554,000	USD	18,758	MS	06/07/2018	(2)
USD	5,752,570	CAD	7,406,000	MS	06/07/2018	(20,108)
USD	1,849	CLP	1,135,000	MS	06/07/2018	(1)
USD	96,516	GBP	70,000	MS	06/07/2018	(9)
USD	7,595,824	HKD	59,569,000	MS	06/07/2018	(727)
USD	1,929,304	INR	129,274,000	CITI	06/07/2018	(6,985)

115

Schedule of Investments (Unaudited) (Continued)

iSHARES® CURRENCY HEDGED MSCI ACWI ex U.S. ETF

April 30, 2018

Currency purchased		Currency sold		Counterparty	Settlement date	Unrealized appreciation (depreciation)
USD	173,811	INR	11,609,000	MS	06/07/2018	$(71)
USD	16,472,983	JPY	1,796,849,000	MS	06/07/2018	(1,571)
USD	741,786	MXN	14,006,000	MS	06/07/2018	(3,019)
USD	29,943	RUB	1,896,000	MS	06/07/2018	(39)
USD	2,290	SEK	20,000	MS	06/07/2018	—
USD	728	TRY	3,000	MS	06/07/2018	(2)
USD	10,823	TWD	320,000	MS	06/07/2018	(10)
USD	90,150	ZAR	1,131,000	MS	06/07/2018	(158)
ZAR	49,000	USD	3,914	MS	06/07/2018	(2)

						(325,112)

				Net unrealized appreciation		$2,045,992

Counterparties:

CITI — Citibank N.A. London

CSFB — Credit Suisse First Boston

MS — Morgan Stanley and Co. International PLC

UBS — UBS AG London

Currency abbreviations:

AUD — Australian Dollar

BRL — Brazilian Real

CAD — Canadian Dollar

CHF — Swiss Franc

CLP — Chilean Peso

DKK — Danish Krone

EUR — Euro

GBP — British Pound

HKD — Hong Kong Dollar

ILS — Israeli Shekel

INR — Indian Rupee

JPY — Japanese Yen

KRW — South Korean Won

MXN — Mexican Peso

NOK — Norwegian Krone

NZD — New Zealand Dollar

RUB — New Russian Ruble

SEK — Swedish Krona

SGD — Singapore Dollar

TRY — Turkish Lira

TWD — Taiwan New Dollar

USD — United States Dollar

ZAR — South African Rand

116

Schedule of Investments (Unaudited) (Continued)

iSHARES® CURRENCY HEDGED MSCI ACWI ex U.S. ETF

April 30, 2018

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Investment companies	$97,858,750	$—	$—	$97,858,750
Money market funds	38,729,436	—	—	38,729,436

Total	$136,588,186	$—	$—	$136,588,186

Derivative financial instruments[a]
Assets
Forward currency contracts	$—	$2,371,104	$—	$2,371,104
Liabilities
Forward currency contracts	—	(325,112)	—	(325,112)

Total	$—	$2,045,992	$—	$2,045,992

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

117

Schedule of Investments (Unaudited)

iSHARES® CURRENCY HEDGED MSCI EAFE ETF

April 30, 2018

Security	Shares	Value
INVESTMENT COMPANIES — 99.92%

EXCHANGE-TRADED FUNDS — 99.92%
iShares MSCI EAFE ETF[a]	50,150,013	$3,547,611,920

		3,547,611,920

TOTAL INVESTMENT COMPANIES
(Cost: $3,252,867,183)		3,547,611,920

SHORT-TERM INVESTMENTS — 0.32%

MONEY MARKET FUNDS — 0.32%
BlackRock Cash Funds: Treasury, SL Agency Shares
1.61%[a,b]	11,470,469	11,470,469

		11,470,469

TOTAL SHORT-TERM INVESTMENTS
(Cost: $11,470,469)		11,470,469

TOTAL INVESTMENTS IN SECURITIES — 100.24%
(Cost: $3,264,337,652)		3,559,082,389
Other Assets, Less Liabilities — (0.24)%		(8,456,260)

NET ASSETS — 100.00%		$3,550,626,129

[a]	Affiliate of the Fund.
[b]	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended April 30, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated issuer	Shares held at 07/31/17	Shares purchased		Shares sold	Shares held at 04/30/18	Value at 04/30/18	Income		Net realized gain (loss)	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	4,637,630	6,832,839	[a]	—	11,470,469	$11,470,469	$36,081	[b]	$—	$—
iShares MSCI EAFE ETF	64,434,454	12,311,409		(26,595,850)	50,150,013	3,547,611,920	47,937,312		220,099,781	24,104,675

						$3,559,082,389	$47,973,393		$220,099,781	$24,104,675

[a]	Net of purchases and sales.
[b]	Includes the Fund’s portion of securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities.

118

Schedule of Investments (Unaudited) (Continued)

iSHARES® CURRENCY HEDGED MSCI EAFE ETF

April 30, 2018

Forward Currency Contracts

Forward currency contracts outstanding as of April 30, 2018 were as follows:

Currency purchased		Currency sold		Counterparty	Settlement date	Unrealized appreciation (depreciation)
CHF	253,518,000	USD	255,820,383	CITI	05/08/2018	$103,299
GBP	416,668,000	USD	573,454,335	HSBC	05/08/2018	322,229
HKD	885,127,000	USD	112,779,455	CITI	05/08/2018	13,858
JPY	270,164,000	USD	2,471,414	SSB	05/08/2018	839
SGD	157,000	USD	118,216	CS	05/08/2018	196
SGD	5,000	USD	3,768	HSBC	05/08/2018	4
SGD	185,000	USD	139,326	SSB	05/08/2018	204
USD	1,138,131	AUD	1,483,000	JPM	05/08/2018	21,642
USD	187,695	AUD	245,000	NAB	05/08/2018	3,245
USD	281,710,724	AUD	366,476,000	SSB	05/08/2018	5,806,158
USD	332,494,369	CHF	316,545,000	CITI	05/08/2018	12,945,611
USD	1,436,705	DKK	8,695,000	CITI	05/08/2018	26,802
USD	77,437,567	DKK	464,223,000	NAB	05/08/2018	2,163,382
USD	933,690	EUR	757,000	NIS	05/08/2018	19,218
USD	1,367,159,940	EUR	1,100,936,000	SSB	05/08/2018	37,206,092
USD	18,566,827	EUR	15,074,000	UBS	05/08/2018	357,118
USD	11,965,419	GBP	8,526,000	JPM	05/08/2018	224,611
USD	493,738	GBP	351,000	NSI	05/08/2018	10,390
USD	724,693,370	GBP	513,368,000	RBS	05/08/2018	17,755,168
USD	139,632,178	HKD	1,094,507,000	CITI	05/08/2018	157,197
USD	10,837,893	ILS	37,805,000	RBS	05/08/2018	329,612
USD	7,395	ILS	26,000	SSB	05/08/2018	168
USD	1,044,485,317	JPY	110,647,761,000	BNP	05/08/2018	31,954,643
USD	704,540	JPY	74,459,000	NSI	05/08/2018	23,170
USD	19,547	NOK	154,000	BNP	05/08/2018	347
USD	28,820,783	NOK	223,809,000	MS	05/08/2018	917,838
USD	322,010	NOK	2,524,000	RBS	05/08/2018	7,335
USD	6,937,767	NZD	9,557,000	NAB	05/08/2018	213,707
USD	6,500	NZD	9,000	SSB	05/08/2018	168
USD	1,277,404	SEK	10,649,000	CITI	05/08/2018	60,852
USD	111,911,371	SEK	928,487,000	RBS	05/08/2018	5,840,166
USD	56,204,397	SGD	73,456,000	RBS	05/08/2018	802,344
USD	38,132	SGD	50,000	TDB	05/08/2018	421
GBP	929,000	USD	1,280,933	JPM	06/07/2018	93
USD	221,304,914	AUD	292,558,000	CBA	06/07/2018	1,037,499
USD	13,674,613	AUD	18,115,000	MS	06/07/2018	35,799
USD	1,187,865	AUD	1,575,000	TDB	06/07/2018	2,045
USD	12,437,191	CHF	12,277,000	CITI	06/07/2018	12,418
USD	61,049,212	DKK	375,145,000	MS	06/07/2018	83,893
USD	1,081,467,471	EUR	892,456,000	HSBC	06/07/2018	1,000,208
USD	1,594,038	EUR	1,315,000	JPM	06/07/2018	2,011
USD	93,850,268	EUR	77,486,000	TDB	06/07/2018	40,505
USD	54,642,463	GBP	39,611,000	TDB	06/07/2018	21,649

119

Schedule of Investments (Unaudited) (Continued)

iSHARES® CURRENCY HEDGED MSCI EAFE ETF

April 30, 2018

Currency purchased		Currency sold		Counterparty	Settlement date	Unrealized appreciation (depreciation)
USD	8,607,122	ILS	30,839,000	BNP	06/07/2018	$20,425
USD	678,154	ILS	2,435,000	MS	06/07/2018	162
USD	804,988,100	JPY	87,786,963,000	JPM	06/07/2018	106,328
USD	24,758,190	NOK	197,893,000	MS	06/07/2018	61,198
USD	5,570,281	NZD	7,896,000	HSBC	06/07/2018	15,359
USD	236,707	NZD	336,000	MS	06/07/2018	327
USD	105,684	NZD	150,000	NAB	06/07/2018	157
USD	85,365,452	SEK	741,422,000	BOA	06/07/2018	476,957
USD	6,752,147	SEK	58,886,000	MS	06/07/2018	10,043
USD	4,764,428	SGD	6,304,000	MS	06/07/2018	6,963
USD	44,265,502	SGD	58,644,000	RBS	06/07/2018	8,402
USD	113,346	SGD	150,000	SSB	06/07/2018	145

						120,230,620

AUD	292,558,000	USD	221,296,722	CBA	05/08/2018	(1,041,950)
AUD	25,000	USD	19,184	CITI	05/08/2018	(363)
AUD	15,000	USD	11,418	HSBC	05/08/2018	(125)
AUD	33,807,000	USD	25,994,756	MS	05/08/2018	(542,869)
AUD	5,372,000	USD	4,131,808	NAB	05/08/2018	(87,452)
AUD	9,097,000	USD	7,029,935	NSI	05/08/2018	(181,182)
AUD	25,946,000	USD	19,928,707	RBS	05/08/2018	(395,041)
AUD	887,000	USD	669,599	SSB	05/08/2018	(1,813)
AUD	497,000	USD	385,913	UBS	05/08/2018	(11,742)
CHF	63,027,000	USD	65,792,620	CITI	05/08/2018	(2,167,544)
DKK	26,805,000	USD	4,433,211	BOA	05/08/2018	(86,756)
DKK	8,541,000	USD	1,417,582	CITI	05/08/2018	(32,651)
DKK	1,088,000	USD	176,856	CS	05/08/2018	(436)
DKK	6,346,000	USD	1,050,367	HSBC	05/08/2018	(21,357)
DKK	386,875,000	USD	62,856,384	MS	05/08/2018	(124,247)
DKK	4,137,000	USD	687,092	NSI	05/08/2018	(16,273)
DKK	5,832,000	USD	960,196	RBS	05/08/2018	(14,532)
DKK	33,294,000	USD	5,493,961	SSB	05/08/2018	(95,308)
EUR	80,406,000	USD	98,888,968	BNP	05/08/2018	(1,756,829)
EUR	39,274,000	USD	48,361,744	BOA	05/08/2018	(917,925)
EUR	14,053,000	USD	17,230,777	CS	05/08/2018	(254,457)
EUR	906,249,000	USD	1,096,248,049	HSBC	05/08/2018	(1,480,193)
EUR	45,938,000	USD	56,634,296	JPM	05/08/2018	(1,140,225)
EUR	5,526,000	USD	6,814,361	NAB	05/08/2018	(138,837)
EUR	10,291,000	USD	12,619,276	NSI	05/08/2018	(187,532)
EUR	13,767,588	USD	16,989,393	SSB	05/08/2018	(357,857)
EUR	1,262,412	USD	1,562,695	UBS	05/08/2018	(37,675)
GBP	6,543,000	USD	9,173,554	BOA	05/08/2018	(163,455)
GBP	37,217,000	USD	52,384,751	HSBC	05/08/2018	(1,134,733)
GBP	22,724,000	USD	31,924,380	JPM	05/08/2018	(632,083)
GBP	15,255,000	USD	21,515,452	MS	05/08/2018	(508,411)
GBP	38,000	USD	52,936	NAB	05/08/2018	(607)
GBP	14,976,000	USD	21,326,471	NSI	05/08/2018	(703,630)
GBP	1,249,000	USD	1,742,711	RBS	05/08/2018	(22,763)
GBP	7,575,000	USD	10,662,038	SSB	05/08/2018	(230,813)
HKD	209,380,000	USD	26,705,296	CITI	05/08/2018	(23,629)
ILS	33,112,000	USD	9,238,601	BNP	05/08/2018	(34,785)
ILS	104,000	USD	29,107	BOA	05/08/2018	(199)
ILS	1,000	USD	286	CITI	05/08/2018	(8)
ILS	3,742,000	USD	1,063,903	HSBC	05/08/2018	(23,777)
ILS	133,000	USD	37,702	MS	05/08/2018	(734)
ILS	736,000	USD	208,686	SSB	05/08/2018	(4,107)

120

Schedule of Investments (Unaudited) (Continued)

iSHARES® CURRENCY HEDGED MSCI EAFE ETF

April 30, 2018

Currency purchased		Currency sold		Counterparty	Settlement date	Unrealized appreciation (depreciation)
ILS	3,000	USD	850	TNTC	05/08/2018	$(16)
JPY	209,881,000	USD	1,969,013	BNP	05/08/2018	(48,405)
JPY	5,295,197,000	USD	49,542,048	BOA	05/08/2018	(1,086,035)
JPY	7,982,000	USD	73,055	CS	05/08/2018	(12)
JPY	4,536,000	USD	41,783	HSBC	05/08/2018	(274)
JPY	87,786,963,000	USD	803,474,555	JPM	05/08/2018	(141,600)
JPY	13,461,188,000	USD	126,624,283	MS	05/08/2018	(3,441,802)
JPY	7,572,000	USD	70,435	NAB	05/08/2018	(1,144)
JPY	2,986,971,000	USD	27,931,011	NSI	05/08/2018	(597,428)
JPY	337,229,000	USD	3,150,596	SSB	05/08/2018	(64,634)
JPY	14,606,000	USD	136,707	TDB	05/08/2018	(3,049)
JPY	339,931,000	USD	3,169,331	TNTC	05/08/2018	(58,644)
NOK	714,000	USD	91,688	BNP	05/08/2018	(2,671)
NOK	5,791,000	USD	740,853	BOA	05/08/2018	(18,871)
NOK	475,000	USD	59,636	CITI	05/08/2018	(417)
NOK	2,806,000	USD	361,033	CS	05/08/2018	(11,201)
NOK	189,981,000	USD	23,762,788	MS	05/08/2018	(77,282)
NOK	44,000	USD	5,615	NAB	05/08/2018	(129)
NOK	7,345,000	USD	939,161	NSI	05/08/2018	(23,438)
NOK	16,380,000	USD	2,089,133	RBS	05/08/2018	(46,989)
NOK	579,000	USD	72,540	SSB	05/08/2018	(355)
NOK	633,000	USD	81,550	TNTC	05/08/2018	(2,632)
NOK	1,739,000	USD	223,837	UBS	05/08/2018	(7,031)
NZD	7,896,000	USD	5,570,841	HSBC	05/08/2018	(15,418)
NZD	129,000	USD	93,053	MS	05/08/2018	(2,292)
NZD	539,000	USD	394,639	NAB	05/08/2018	(15,412)
NZD	134,000	USD	96,692	NSI	05/08/2018	(2,413)
NZD	124,000	USD	90,068	RBS	05/08/2018	(2,825)
NZD	36,000	USD	25,497	SSB	05/08/2018	(168)
NZD	708,000	USD	513,551	UBS	05/08/2018	(15,420)
SEK	3,181,000	USD	376,770	BNP	05/08/2018	(13,370)
SEK	741,422,000	USD	85,179,035	BOA	05/08/2018	(478,307)
SEK	34,000	USD	4,100	CITI	05/08/2018	(216)
SEK	329,000	USD	38,972	CS	05/08/2018	(1,387)
SEK	88,093,000	USD	10,523,526	MS	05/08/2018	(459,701)
SEK	5,034,000	USD	603,458	NSI	05/08/2018	(28,369)
SEK	16,938,000	USD	2,025,162	RBS	05/08/2018	(90,150)
SEK	3,510,000	USD	411,910	SSB	05/08/2018	(10,924)
SEK	80,595,000	USD	9,611,242	TNTC	05/08/2018	(403,995)
SGD	579,000	USD	441,786	BOA	05/08/2018	(5,092)
SGD	35,000	USD	26,686	CITI	05/08/2018	(288)
SGD	5,000	USD	3,802	CS	05/08/2018	(31)
SGD	1,170,000	USD	891,562	HSBC	05/08/2018	(9,123)
SGD	2,471,000	USD	1,886,031	MS	05/08/2018	(22,351)
SGD	559,000	USD	427,015	NAB	05/08/2018	(5,406)
SGD	64,891,000	USD	49,004,663	RBS	05/08/2018	(62,512)
SGD	609,000	USD	464,378	SSB	05/08/2018	(5,057)
SGD	1,944,000	USD	1,482,990	TDB	05/08/2018	(16,785)
SGD	896,000	USD	684,232	TNTC	05/08/2018	(8,450)
AUD	1,513,000	USD	1,146,909	MS	06/07/2018	(7,769)
AUD	631,000	USD	475,120	NAB	06/07/2018	(39)
CHF	1,948,000	USD	1,976,761	CITI	06/07/2018	(5,314)
DKK	2,583,000	USD	421,110	HSBC	06/07/2018	(1,343)
DKK	860,000	USD	139,926	TNTC	06/07/2018	(166)
EUR	1,961,000	USD	2,374,345	BNY	06/07/2018	(227)
EUR	4,724,000	USD	5,745,095	SSB	06/07/2018	(25,903)
GBP	2,222,000	USD	3,067,473	SSB	06/07/2018	(3,489)
HKD	6,375,000	USD	813,044	CITI	06/07/2018	(70)
ILS	229,000	USD	63,901	HSBC	06/07/2018	(139)
ILS	75,000	USD	20,890	TNTC	06/07/2018	(7)

121

Schedule of Investments (Unaudited) (Continued)

iSHARES® CURRENCY HEDGED MSCI EAFE ETF

April 30, 2018

Currency purchased		Currency sold		Counterparty	Settlement date	Unrealized appreciation (depreciation)
JPY	191,970,000	USD	1,760,366	NSI	06/07/2018	$(274)
JPY	466,498,000	USD	4,286,795	SSB	06/07/2018	(9,671)
NOK	685,000	USD	85,545	CITI	06/07/2018	(57)
NOK	964,000	USD	121,289	CS	06/07/2018	(982)
NOK	398,000	USD	49,722	SSB	06/07/2018	(51)
NZD	40,000	USD	28,372	NAB	06/07/2018	(232)
SEK	1,618,000	USD	185,476	CS	06/07/2018	(225)
SEK	3,898,000	USD	451,391	SSB	06/07/2018	(5,093)
SGD	316,000	USD	238,917	HSBC	06/07/2018	(440)
SGD	131,000	USD	98,871	SSB	06/07/2018	(8)
USD	256,433,651	CHF	253,518,000	CITI	06/07/2018	(135,845)
USD	5,131,385	GBP	3,723,000	CBA	06/07/2018	(2,373)
USD	574,200,587	GBP	416,668,000	HSBC	06/07/2018	(355,613)
USD	118,454,243	HKD	929,108,000	CITI	06/07/2018	(30,485)
USD	66,759,492	JPY	7,288,828,000	JPM	06/07/2018	(68,709)
USD	129,741	SEK	1,134,000	MS	06/07/2018	(96)

						(22,541,046)

	Net unrealized appreciation					$97,689,574

Counterparties:

BNP — BNP Paribas SA

BNY — Bank of New York

BOA — Bank of America N.A.

CBA — Commonwealth Bank of Australia Sydney

CITI — Citibank N.A. London

CS — Credit Suisse

HSBC — HSBC Bank PLC

JPM — JPMorgan Chase Bank N.A.

MS — Morgan Stanley and Co. International PLC

NAB — National Australia Bank Limited

NSI — Nomura Securities International Inc.

RBS — Royal Bank of Scotland

SSB — State Street Bank London

TDB — Toronto Dominion Bank

TNTC — The Northern Trust Company

UBS — UBS AG London

Currency abbreviations:

AUD — Australian Dollar

CHF — Swiss Franc

DKK — Danish Krone

EUR — Euro

GBP — British Pound

HKD — Hong Kong Dollar

ILS — Israeli Shekel

JPY — Japanese Yen

NOK — Norwegian Krone

NZD — New Zealand Dollar

SEK — Swedish Krona

SGD — Singapore Dollar

USD — United States Dollar

122

Schedule of Investments (Unaudited) (Continued)

iSHARES® CURRENCY HEDGED MSCI EAFE ETF

April 30, 2018

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Investment companies	$3,547,611,920	$—	$—	$3,547,611,920
Money market funds	11,470,469	—	—	11,470,469

Total	$3,559,082,389	$—	$—	$3,559,082,389

Derivative financial instruments[a]
Assets
Forward currency contracts	$—	$120,230,620	$—	$120,230,620
Liabilities
Forward currency contracts	—	(22,541,046)	—	(22,541,046)

Total	$—	$97,689,574	$—	$97,689,574

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

123

Schedule of Investments (Unaudited)

iSHARES® CURRENCY HEDGED MSCI EAFE SMALL-CAP ETF

April 30, 2018

Security	Shares	Value
INVESTMENT COMPANIES — 99.87%

EXCHANGE-TRADED FUNDS — 99.87%
iShares MSCI EAFE Small-Cap ETF[a]	143,286	$9,402,427

		9,402,427

TOTAL INVESTMENT COMPANIES
(Cost: $8,329,757)		9,402,427

SHORT-TERM INVESTMENTS — 0.06%

MONEY MARKET FUNDS — 0.06%
BlackRock Cash Funds: Treasury, SL Agency Shares
1.61%[a,b]	5,206	5,206

		5,206

TOTAL SHORT-TERM INVESTMENTS
(Cost: $5,206)		5,206

TOTAL INVESTMENTS IN SECURITIES — 99.93%
(Cost: $8,334,963)		9,407,633
Other Assets, Less Liabilities — 0.07%		6,712

NET ASSETS — 100.00%		$9,414,345

[a]	Affiliate of the Fund.
[b]	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended April 30, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated issuer	Shares held at 07/31/17	Shares purchased	Shares sold	Shares held at 04/30/18	Value at 04/30/18	Income	Net realized gain (loss)	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	—	—[a]	—	—	$—	$788[b]	$1	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	5,575	—	(369)[a]	5,206	5,206	42	—	—
iShares MSCI EAFE Small-Cap ETF	168,120	33,530	(58,364)	143,286	9,402,427	109,238	544,686	305,295

					$9,407,633	$110,068	$544,687	$305,295

[a]	Net of purchases and sales.
[b]	Includes the Fund’s portion of securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities.

124

Schedule of Investments (Unaudited) (Continued)

iSHARES® CURRENCY HEDGED MSCI EAFE SMALL-CAP ETF

April 30, 2018

Forward Currency Contracts

Forward currency contracts outstanding as of April 30, 2018 were as follows:

Currency purchased		Currency sold		Counterparty	Settlement date	Unrealized appreciation (depreciation)
USD	591,651	AUD	772,000	MS	05/08/2018	$10,444
USD	445,316	CHF	424,000	MS	05/08/2018	17,293
USD	148,096	DKK	892,000	MS	05/08/2018	3,457
USD	2,279,274	EUR	1,842,000	MS	05/08/2018	54,099
USD	1,714,882	GBP	1,215,000	MS	05/08/2018	41,755
USD	197,887	HKD	1,551,000	MS	05/08/2018	240
USD	103,371	ILS	361,000	MS	05/08/2018	3,027
USD	2,884,373	JPY	305,572,000	MS	05/08/2018	88,103
USD	162,782	NOK	1,274,000	MS	05/08/2018	3,949
USD	91,145	NZD	126,000	MS	05/08/2018	2,494
USD	456,950	SEK	3,791,000	MS	05/08/2018	23,863
USD	152,062	SGD	199,000	MS	05/08/2018	1,972
SEK	6,000	USD	687	MS	06/07/2018	—
USD	607,648	AUD	804,000	MS	06/07/2018	2,315
USD	435,225	CHF	430,000	MS	06/07/2018	49
USD	151,005	DKK	929,000	MS	06/07/2018	32
USD	2,337,162	EUR	1,930,000	MS	06/07/2018	574
USD	1,711,548	GBP	1,241,000	MS	06/07/2018	296
USD	5,101	HKD	40,000	MS	06/07/2018	—
USD	98,887	ILS	355,000	MS	06/07/2018	42
USD	10,324	JPY	1,124,000	MS	06/07/2018	18
USD	182,605	NOK	1,460,000	MS	06/07/2018	397
USD	89,634	NZD	127,000	MS	06/07/2018	288
USD	464,698	SEK	4,040,000	MS	06/07/2018	2,142
USD	150,971	SGD	200,000	MS	06/07/2018	37

						256,886

AUD	772,000	USD	583,596	MS	05/08/2018	(2,389)
CHF	424,000	USD	428,578	MS	05/08/2018	(554)
DKK	892,000	USD	144,739	MS	05/08/2018	(100)
EUR	1,842,000	USD	2,226,753	MS	05/08/2018	(1,578)
GBP	1,215,000	USD	1,675,059	MS	05/08/2018	(1,932)
HKD	1,551,000	USD	197,666	MS	05/08/2018	(19)
ILS	361,000	USD	100,524	MS	05/08/2018	(180)
JPY	305,572,000	USD	2,798,939	MS	05/08/2018	(2,669)
NOK	1,274,000	USD	159,253	MS	05/08/2018	(420)
NZD	126,000	USD	88,956	MS	05/08/2018	(306)
SEK	3,791,000	USD	435,785	MS	05/08/2018	(2,698)
SGD	199,000	USD	150,148	MS	05/08/2018	(58)
CHF	1,000	USD	1,013	MS	06/07/2018	(1)
DKK	2,000	USD	326	MS	06/07/2018	(1)
ILS	1,000	USD	279	MS	06/07/2018	—
NOK	2,000	USD	250	MS	06/07/2018	—
SGD	1,000	USD	756	MS	06/07/2018	(1)
USD	8,273	GBP	6,000	MS	06/07/2018	(1)
USD	186,934	HKD	1,466,000	MS	06/07/2018	(18)
USD	2,929,861	JPY	319,586,000	MS	06/07/2018	(289)

						(13,214)

				Net unrealized appreciation		$243,672

125

Schedule of Investments (Unaudited) (Continued)

iSHARES® CURRENCY HEDGED MSCI EAFE SMALL-CAP ETF

April 30, 2018

Counterparty:

MS — Morgan Stanley and Co. International PLC

Currency abbreviations:

AUD — Australian Dollar

CHF — Swiss Franc

DKK — Danish Krone

EUR — Euro

GBP — British Pound

HKD — Hong Kong Dollar

ILS — Israeli Shekel

JPY — Japanese Yen

NOK — Norwegian Krone

NZD — New Zealand Dollar

SEK — Swedish Krona

SGD — Singapore Dollar

USD — United States Dollar

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Investment companies	$9,402,427	$—	$—	$9,402,427
Money market funds	5,206	—	—	5,206

Total	$9,407,633	$—	$—	$9,407,633

Derivative financial instruments[a]
Assets
Forward currency contracts	$—	$256,886	$—	$256,886
Liabilities
Forward currency contracts	—	(13,214)	—	(13,214)

Total	$—	$243,672	$—	$243,672

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

126

Schedule of Investments (Unaudited)

iSHARES® CURRENCY HEDGED MSCI EUROPE SMALL-CAP ETF

April 30, 2018

Security	Shares	Value
INVESTMENT COMPANIES — 99.87%

EXCHANGE-TRADED FUNDS — 99.87%
iShares MSCI Europe Small-Cap ETF[a,b]	51,688	$3,053,210

		3,053,210

TOTAL INVESTMENT COMPANIES
(Cost: $2,567,351)		3,053,210

SHORT-TERM INVESTMENTS — 30.72%

MONEY MARKET FUNDS — 30.72%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.93%[a,c,d]	937,656	937,750
BlackRock Cash Funds: Treasury, SL Agency Shares
1.61%[a,c]	1,434	1,434

		939,184

TOTAL SHORT-TERM INVESTMENTS
(Cost: $939,184)		939,184

TOTAL INVESTMENTS IN SECURITIES — 130.59%
(Cost: $3,506,535)		3,992,394
Other Assets, Less Liabilities — (30.59)%		(935,106)

NET ASSETS — 100.00%		$3,057,288

[a]	Affiliate of the Fund.
[b]	All or a portion of this security is on loan.
[c]	Annualized 7-day yield as of period end.
[d]	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended April 30, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated issuer	Shares held at 07/31/17	Shares purchased		Shares sold	Shares held at 04/30/18	Value at 04/30/18	Income		Net realized gain (loss)	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	637,809	299,847	[a]	—	937,656	$937,750	$1,436	[b]	$—	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	573	861	[a]	—	1,434	1,434	13		—	—
iShares MSCI Europe Small-Cap ETF	26,084	29,852		(4,248)	51,688	3,053,210	30,272		17,550	253,631

						$3,992,394	$31,721		$17,550	$253,631

[a]	Net of purchases and sales.
[b]	Includes the Fund’s portion of securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities.

127

Schedule of Investments (Unaudited) (Continued)

iSHARES® CURRENCY HEDGED MSCI EUROPE SMALL-CAP ETF

April 30, 2018

Forward Currency Contracts

Forward currency contracts outstanding as of April 30, 2018 were as follows:

Currency purchased		Currency sold		Counterparty	Settlement date	Unrealized appreciation (depreciation)
USD	500,594	CHF	486,000	MS	05/03/2018	$10,180
USD	84,644	DKK	510,000	MS	05/03/2018	1,976
USD	2,579,643	EUR	2,110,000	MS	05/03/2018	31,607
USD	980,753	GBP	695,000	MS	05/03/2018	23,905
USD	184,636	NOK	1,462,000	MS	05/03/2018	2,394
USD	509,200	SEK	4,336,000	MS	05/03/2018	14,033
USD	249,940	CHF	247,000	MS	06/04/2018	39
USD	86,618	DKK	533,000	MS	06/04/2018	22
USD	1,345,103	EUR	1,111,000	MS	06/04/2018	393
USD	980,462	GBP	711,000	MS	06/04/2018	207
USD	104,924	NOK	839,000	MS	06/04/2018	230
USD	266,455	SEK	2,317,000	MS	06/04/2018	1,240

						86,226

CHF	486,000	USD	490,988	MS	05/03/2018	(574)
DKK	510,000	USD	82,717	MS	05/03/2018	(49)
EUR	2,110,000	USD	2,549,496	MS	05/03/2018	(1,461)
GBP	695,000	USD	957,881	MS	05/03/2018	(1,033)
NOK	1,462,000	USD	182,609	MS	05/03/2018	(367)
SEK	4,336,000	USD	497,057	MS	05/03/2018	(1,890)
USD	8,272	GBP	6,000	MS	06/04/2018	—
USD	572	SEK	5,000	MS	06/04/2018	—

						(5,374)

				Net unrealized appreciation		$80,852

Counterparty:

MS — Morgan Stanley and Co. International PLC

128

Schedule of Investments (Unaudited) (Continued)

iSHARES® CURRENCY HEDGED MSCI EUROPE SMALL-CAP ETF

April 30, 2018

Currency abbreviations:

CHF — Swiss Franc

DKK — Danish Krone

EUR — Euro

GBP — British Pound

NOK — Norwegian Krone

SEK — Swedish Krona

USD — United States Dollar

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Investment companies	$3,053,210	$—	$—	$3,053,210
Money market funds	939,184	—	—	939,184

Total	$3,992,394	$—	$—	$3,992,394

Derivative financial instruments[a]
Assets
Forward currency contracts	$—	$86,226	$—	$86,226
Liabilities
Forward currency contracts	—	(5,374)	—	(5,374)

Total	$—	$80,852	$—	$80,852

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

129

Schedule of Investments (Unaudited)

iSHARES® EDGE MSCI INTL MOMENTUM FACTOR ETF

April 30, 2018

Security	Shares	Value
COMMON STOCKS — 98.00%

AUSTRALIA — 5.24%
Aristocrat Leisure Ltd.	14,451	$292,561
BlueScope Steel Ltd.	18,232	227,218
Boral Ltd.	29,971	155,650
CIMIC Group Ltd.	1,677	57,458
Cochlear Ltd.	1,548	226,761
Computershare Ltd.	15,673	201,123
CSL Ltd.	17,222	2,214,684
Flight Centre Travel Group Ltd.	1,763	74,392
Insurance Australia Group Ltd.	100,491	599,259
James Hardie Industries PLC	15,867	282,782
Macquarie Group Ltd.	8,815	723,223
REA Group Ltd.	1,763	107,608
Rio Tinto Ltd.	7,052	425,111
Santos Ltd.[a]	44,419	205,872
Seek Ltd.	12,341	181,002
South32 Ltd.	94,688	265,888
Treasury Wine Estates Ltd.	19,952	287,209
Westfield Corp.	59,942	416,274

		6,944,075
AUSTRIA — 0.43%
Erste Group Bank AG	7,482	367,014
Raiffeisen Bank International AGa	2,931	99,154
Voestalpine AG	1,978	104,459

		570,627
BELGIUM — 1.06%
Groupe Bruxelles Lambert SA	1,763	202,270
KBC Group NV	4,130	361,266
UCB SA	3,526	267,364
Umicore SA	10,234	571,992

		1,402,892
CANADA — 7.62%
BlackBerry Ltd.[a]	16,522	173,217
Bombardier Inc. Class Ba	66,994	207,470
CAE Inc.	9,596	181,672
Canadian Imperial Bank of Commerce	11,262	982,433
Canadian Pacific Railway Ltd.	3,526	644,387
Canadian Tire Corp. Ltd. Class A NVS	1,763	240,641
CGI Group Inc. Class Aa	7,052	409,274
Constellation Software Inc./Canada	572	409,442
Dollarama Inc.	2,752	317,287
Finning International Inc.	1,763	44,544
Magna International Inc.	7,826	462,924
National Bank of Canada	8,878	422,310
Royal Bank of Canada	30,659	2,335,149
Shopify Inc. Class Aa,b	2,887	387,373
Toronto-Dominion Bank (The)	47,225	2,656,418
West Fraser Timber Co. Ltd.	3,453	234,258

		10,108,799

Security	Shares	Value
DENMARK — 0.68%
DSV A/S	4,349	$345,782
Orsted A/Sc	5,805	383,225
William Demant Holding A/Sa	4,564	178,514

		907,521
FINLAND — 1.40%
Fortum OYJ	10,535	243,239
Neste OYJ	7,310	617,353
Stora Enso OYJ Class R	18,540	368,144
UPM-Kymmene OYJ	17,630	632,201

		1,860,937
FRANCE — 12.02%
Accor SA NVS	5,289	299,507
Aeroports de Paris NVS	698	153,822
Air Liquide SA	9,386	1,225,304
Airbus SE	25,723	3,027,047
Alstom SA NVS	3,896	177,506
Arkema SA NVS	1,210	158,618
Bollore SA NVS	21,156	105,259
Bouygues SA NVS	4,656	237,672
Bureau Veritas SA NVS	5,590	146,221
Capgemini SE	3,397	467,885
Cie. Generale des Etablissements Michelin SCA Class B NVS	2,637	371,331
Dassault Aviation SA NVS	86	171,963
Dassault Systemes SE NVS	6,149	796,784
Edenred NVS	5,289	182,120
Electricite de France SA NVS	13,416	188,837
Eurazeo SA NVS	1,046	92,003
Faurecia SA NVS	3,354	274,746
Imerys SA NVS	1,763	161,032
Ipsen SA NVS	914	148,528
JCDecaux SA	1,763	63,092
Kering SA NVS	2,163	1,253,356
LVMH Moet Hennessy Louis Vuitton SE NVS	5,887	2,057,695
Natixis SA	19,197	157,996
Pernod Ricard SA NVS	5,848	971,866
Remy Cointreau SA NVS	618	85,195
Renault SA NVS	5,160	560,090
Safran SA	7,053	830,499
SEB SA NVS	172	33,021
STMicroelectronics NV	16,873	369,393
Ubisoft Entertainment SA NVS[a]	1,591	152,357
Vinci SA	8,825	886,042
Wendel SA NVS	817	123,585

		15,930,372
GERMANY — 8.33%
1&1 Drillisch AG	1,763	128,016
Allianz SE Registered	7,668	1,820,098
Axel Springer SE	3,526	289,049
Brenntag AG	3,526	202,440

130

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI INTL MOMENTUM FACTOR ETF

April 30, 2018

Security	Shares	Value
Commerzbank AGa	26,316	$340,524
Continental AG	3,526	942,336
Covestro AGc	8,221	750,508
Daimler AG Registered	22,360	1,769,505
Deutsche Boerse AG	6,106	823,672
Deutsche Lufthansa AG Registered	8,772	256,161
Deutsche Post AG Registered	17,076	744,787
Infineon Technologies AG	25,620	658,703
Linde AGa	3,569	793,635
MTU Aero Engines AG	1,118	193,160
ProSiebenSat.1 Media SE	5,289	192,344
RTL Group SA	1,763	145,376
Uniper SE	4,773	148,032
United Internet AG Registered[d]	2,709	176,023
Wirecard AG	4,945	675,721

		11,050,090
HONG KONG — 3.21%
ASM Pacific Technology Ltd.	8,600	118,345
Galaxy Entertainment Group Ltd.	55,000	486,350
Hang Seng Bank Ltd.	22,000	559,513
Hong Kong Exchanges & Clearing Ltd.[b]	37,500	1,228,936
Kerry Properties Ltd.	23,000	110,483
Melco Resorts & Entertainment Ltd. ADR	8,750	273,088
MGM China Holdings Ltd.[b]	17,200	47,557
Sands China Ltd.	96,400	561,947
Techtronic Industries Co. Ltd.	65,000	384,290
WH Group Ltd.[c]	215,000	224,362
Wynn Macau Ltd.	68,800	257,291

		4,252,162
IRELAND — 0.41%
Kerry Group PLC Class A	3,299	336,805
Paddy Power Betfair PLC	2,107	208,618

		545,423
ISRAEL — 0.40%
Bank Leumi Le-Israel BM	42,630	252,375
Frutarom Industries Ltd.	1,118	107,359
Nice Ltd.[a]	1,763	167,289

		527,023
ITALY — 1.14%
CNH Industrial NV	20,347	251,732
EXOR NV	1,690	125,656
Fiat Chrysler Automobiles NVa	32,570	730,749
Tenaris SA	21,156	397,980

		1,506,117
JAPAN — 35.00%
Asahi Group Holdings Ltd.	13,700	693,107
Astellas Pharma Inc.	49,700	729,206
Canon Inc.	21,500	744,665
Chugai Pharmaceutical Co. Ltd.	8,600	454,265
Daifuku Co. Ltd.	5,400	290,171

Security	Shares	Value
Daiichi Sankyo Co. Ltd.	31,500	$1,079,507
Denso Corp.	13,500	710,130
Disco Corp.	1,300	229,052
Don Quijote Holdings Co. Ltd.	4,300	231,848
FamilyMart UNY Holdings Co. Ltd.	4,300	417,720
FANUC Corp.	6,200	1,334,905
Fast Retailing Co. Ltd.	1,900	837,094
Hitachi Construction Machinery Co. Ltd.	4,600	167,521
Hitachi Ltd.	86,000	629,999
Honda Motor Co. Ltd.	60,200	2,072,409
Inpex Corp.	21,500	275,565
ITOCHU Corp.	43,000	862,161
JFE Holdings Inc.	12,900	265,781
JSR Corp.	4,600	86,808
JXTG Holdings Inc.	90,300	589,539
Kao Corp.	14,300	1,026,516
Keyence Corp.	2,000	1,224,035
Kirin Holdings Co. Ltd.	26,400	741,396
Komatsu Ltd.	30,100	1,031,528
M3 Inc.	12,900	488,650
Makita Corp.	8,900	400,165
MINEBEA MITSUMI Inc.	12,900	259,002
MISUMI Group Inc.	8,600	238,136
Mitsubishi Corp.	41,100	1,136,940
Mitsubishi Electric Corp.	47,300	726,412
Mitsubishi UFJ Financial Group Inc.	219,300	1,469,415
Mitsui & Co. Ltd.	60,200	1,087,369
Nidec Corp.	8,600	1,347,078
Nikon Corp.	10,300	179,597
Nintendo Co. Ltd.	2,800	1,181,412
Omron Corp.	6,000	325,703
Ono Pharmaceutical Co. Ltd.	17,400	403,019
Oriental Land Co. Ltd./Japan	9,700	967,562
Otsuka Corp.	4,300	200,411
Otsuka Holdings Co. Ltd.	14,300	749,076
Panasonic Corp.	57,800	862,048
Recruit Holdings Co. Ltd.	35,700	824,436
Renesas Electronics Corp.[a]	8,600	90,224
Rohm Co. Ltd.	4,600	429,628
Ryohin Keikaku Co. Ltd.	800	274,526
Shin-Etsu Chemical Co. Ltd.	9,500	955,426
Shiseido Co. Ltd.	17,200	1,117,902
SMC Corp./Japan	1,600	610,025
Sony Corp.	38,700	1,909,801
Stanley Electric Co. Ltd.	4,600	166,680
Sumco Corp.	8,600	212,357
Sumitomo Corp.	25,800	464,365
Sumitomo Metal Mining Co. Ltd.	10,000	429,335
Suzuki Motor Corp.	9,600	516,825
Sysmex Corp.	4,300	380,388
TDK Corp.	4,300	371,350
Terumo Corp.	17,200	974,549
THK Co. Ltd.	8,600	301,010
Tobu Railway Co. Ltd.	8,900	283,857
Tokyo Electron Ltd.	5,800	1,116,006
Toyota Industries Corp.	5,100	301,549
Toyota Motor Corp.	73,100	4,797,177

131

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI INTL MOMENTUM FACTOR ETF

April 30, 2018

Security	Shares	Value
Toyota Tsusho Corp.	8,600	$309,262
Trend Micro Inc./Japan	4,800	287,759
Yaskawa Electric Corp.	13,200	539,219

		46,410,579
NETHERLANDS — 3.78%
ASML Holding NV	11,373	2,164,184
Koninklijke Ahold Delhaize NV	44,075	1,065,294
Koninklijke DSM NV	8,577	889,329
NN Group NV	6,063	290,742
Randstad NV	3,526	227,405
Wolters Kluwer NV	6,855	371,291

		5,008,245
NEW ZEALAND — 0.19%
Fisher & Paykel Healthcare Corp. Ltd.	16,899	151,815
Ryman Healthcare Ltd.	14,104	105,339

		257,154
NORWAY — 1.32%
Orkla ASA	26,896	249,585
Statoil ASA	38,786	994,935
Telenor ASA	17,716	393,192
Yara International ASA	2,709	114,635

		1,752,347
PORTUGAL — 0.11%
Galp Energia SGPS SA	7,760	149,213

		149,213
SINGAPORE — 3.19%
City Developments Ltd.	12,900	123,442
DBS Group Holdings Ltd.	93,100	2,168,501
Keppel Corp. Ltd.	12,900	79,794
Oversea-Chinese Banking Corp. Ltd.	106,600	1,111,046
United Overseas Bank Ltd.[b]	32,800	746,642

		4,229,425
SPAIN — 1.24%
Abertis Infraestructuras SA	21,006	463,428
Amadeus IT Group SA	13,384	981,552
Bankinter SA	18,619	195,261

		1,640,241
SWEDEN — 3.03%
Alfa Laval AB	6,036	150,296
Atlas Copco AB Class A	13,804	543,287
Atlas Copco AB Class B	7,181	256,505
Hexagon AB Class B	8,815	512,184
Industrivarden AB Class C	2,753	58,300
Kinnevik AB Class B	8,858	321,271
Sandvik AB	27,986	480,144
Swedish Match AB	8,815	397,245

Security	Shares	Value
Tele2 AB Class B	9,695	$126,413
Telefonaktiebolaget LM Ericsson Class B	75,809	582,679
Volvo AB Class B	34,455	587,977

		4,016,301
SWITZERLAND — 4.66%
Adecco Group AG Registered	3,676	244,869
Barry Callebaut AG Registered	86	155,250
Credit Suisse Group AG Registered	70,520	1,196,468
Givaudan SA Registered	236	529,027
Julius Baer Group Ltd.	7,195	430,581
Pargesa Holding SA Bearer	1,763	165,899
Partners Group Holding AG	572	419,798
Schindler Holding AG Participation Certificates NVS	960	199,390
Schindler Holding AG Registered	86	17,297
SGS SA Registered	43	104,991
Sika AG Bearer	74	540,479
Straumann Holding AG Registered	473	323,727
Swiss Re AG	7,052	674,353
Vifor Pharma AG	1,892	300,553
Zurich Insurance Group AG	2,713	870,440

		6,173,122
UNITED KINGDOM — 3.54%
Ashtead Group PLC	13,811	386,729
Croda International PLC	3,503	215,237
easyJet PLC	7,052	154,438
Ferguson PLC	3,588	275,760
Hargreaves Lansdown PLC	8,815	217,269
InterContinental Hotels Group PLC	7,052	445,733
Kingfisher PLC	70,520	295,083
Melrose Industries PLC	104	327
Next PLC	3,526	255,259
Old Mutual PLC	128,699	445,995
Pearson PLC	19,393	222,716
Royal Mail PLC	47,601	381,053
Segro PLC	23,366	207,967
Sky PLC	49,364	936,923
TUI AG	11,180	253,387

		4,693,876

TOTAL COMMON STOCKS
(Cost: $125,009,751)		129,936,541

PREFERRED STOCKS — 1.28%

GERMANY — 1.17%
Porsche Automobil Holding SE NVS, Preference Shares	5,289	452,424
Volkswagen AG NVS, Preference Shares	5,289	1,098,086

		1,550,510

132

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI INTL MOMENTUM FACTOR ETF

April 30, 2018

Security	Shares	Value
ITALY — 0.11%
Intesa Sanpaolo SpA NVS, Preference Shares	35,346	$140,328

		140,328

TOTAL PREFERRED STOCKS
(Cost: $1,629,519)		1,690,838

SHORT-TERM INVESTMENTS — 1.62%

MONEY MARKET FUNDS — 1.62%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.93%[e,f,g]	2,152,052	2,152,268

		2,152,268

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,152,257)		2,152,268

TOTAL INVESTMENTS IN SECURITIES — 100.90%
(Cost: $128,791,527)		133,779,647
Other Assets, Less Liabilities — (0.90)%		(1,197,060)

NET ASSETS — 100.00%		$132,582,587

ADR — American Depositary Receipts

NVS — Non-Voting Shares

[a]	Non-income producing security.
[b]	All or a portion of this security is on loan.
[c]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
[d]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[e]	Affiliate of the Fund.
[f]	Annualized 7-day yield as of period end.
[g]	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended April 30, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated issuer	Shares held at 07/31/17	Shares purchased		Shares sold	Shares held at 04/30/18	Value at 04/30/18	Income		Net realized gain (loss)	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	315,957	1,836,095	[a]	—	2,152,052	$2,152,268	$4,282	[b]	$(91)	$29
BlackRock Cash Funds: Treasury, SL Agency Shares	2,723	—		(2,723)[a]	—	—	1,181		—	—

						$2,152,268	$5,463		$(91)	$29

[a]	Net of purchases and sales.
[b]	Includes the Fund’s portion of securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities.

133

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI INTL MOMENTUM FACTOR ETF

April 30, 2018

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common stocks	$129,936,541	$—	$—	$129,936,541
Preferred stocks	1,690,838	—	—	1,690,838
Money market funds	2,152,268	—	—	2,152,268

Total	$133,779,647	$—	$—	$133,779,647

134

Schedule of Investments (Unaudited)

iSHARES® EDGE MSCI INTL QUALITY FACTOR ETF

April 30, 2018

Security	Shares	Value
COMMON STOCKS — 99.02%

AUSTRALIA — 4.96%
Aristocrat Leisure Ltd.	10,592	$214,436
ASX Ltd.	4,295	190,083
Brambles Ltd.	19,952	148,650
Cochlear Ltd.	986	144,435
CSL Ltd.	6,440	828,159
Dexus	15,921	114,050
Domino’s Pizza Enterprises Ltd.[a]	1,160	36,925
Flight Centre Travel Group Ltd.	928	39,158
Fortescue Metals Group Ltd.	20,097	69,176
Goodman Group	17,987	123,148
GPT Group (The)	29,609	108,176
Insurance Australia Group Ltd.	49,938	297,796
LendLease Group	7,975	107,696
Medibank Pvt Ltd.	75,902	167,873
Mirvac Group	41,934	70,905
QBE Insurance Group Ltd.	25,122	188,875
REA Group Ltd.	907	55,361
Rio Tinto Ltd.	7,077	426,618
Scentre Group	73,116	222,422
Telstra Corp. Ltd.	85,204	204,526
TPG Telecom Ltd.[a]	5,568	23,453
Vicinity Centres	45,855	84,457
Westfield Corp.	24,248	168,393
Woodside Petroleum Ltd.	10,651	259,046

		4,293,817
AUSTRIA — 0.06%
ANDRITZ AG	986	53,084

		53,084
BELGIUM — 0.30%
Colruyt SA	609	34,347
Proximus SADP	2,555	78,501
Umicore SA	2,552	142,635

		255,483
CANADA — 7.17%
Alimentation Couche-Tard Inc. Class B	3,889	168,398
BCE Inc.	2,066	87,817
Cameco Corp.	4,616	48,682
Canadian Imperial Bank of Commerce	9,369	817,298
Canadian National Railway Co.	13,487	1,043,337
Canadian Pacific Railway Ltd.	2,183	398,949
CCL Industries Inc. Class B NVS	1,915	93,035
CGI Group Inc. Class Ab	2,871	166,623
CI Financial Corp.	7,687	162,021
Constellation Software Inc./Canada	438	313,524
Gildan Activewear Inc.	3,658	106,720
Great-West Lifeco Inc.	6,235	166,484
IGM Financial Inc.	1,509	46,390
Imperial Oil Ltd.	4,151	129,295

Security	Shares	Value
Industrial Alliance Insurance & Financial Services Inc.	2,157	$90,742
Intact Financial Corp.	2,553	194,968
Inter Pipeline Ltd.	4,500	81,263
Jean Coutu Group PJC Inc. (The) Class A	812	15,576
Keyera Corp.	2,726	73,511
Linamar Corp.	847	47,538
Magna International Inc.	5,859	346,572
Manulife Financial Corp.	33,727	637,470
Metro Inc.	2,176	69,153
Pembina Pipeline Corp.	6,442	205,479
Power Financial Corp.	4,704	122,228
Saputo Inc.	1,770	57,479
Sun Life Financial Inc.	12,510	517,204

		6,207,756
DENMARK — 3.50%
Chr Hansen Holding A/S	2,033	185,015
Coloplast A/S Class B	2,205	187,366
Genmab A/Sb	700	142,119
Novo Nordisk A/S Class B	35,211	1,666,151
Novozymes A/S Class B	5,110	241,552
Orsted A/Sc	2,409	159,033
Pandora A/S	2,728	304,092
Tryg A/S	3,799	90,252
William Demant Holding A/Sb	1,421	55,580

		3,031,160
FINLAND — 1.95%
Elisa OYJ	3,277	145,384
Fortum OYJ	4,698	108,471
Kone OYJ Class B	8,446	421,036
Nokian Renkaat OYJ	1,799	72,271
Orion OYJ Class B	1,972	59,993
Sampo OYJ Class A	9,715	525,260
UPM-Kymmene OYJ	6,091	218,419
Wartsila OYJ Abp	6,641	141,617

		1,692,451
FRANCE — 7.82%
Amundi SAc	1,044	88,901
AXA SA NVS	32,107	920,138
Bureau Veritas SA NVS	3,364	87,994
Faurecia SA NVS	1,189	97,398
Hermes International NVS	725	469,331
Iliad SA NVS	377	75,589
L’Oreal SA	2,292	550,654
Legrand SA	3,519	274,232
LVMH Moet Hennessy Louis Vuitton SE NVS	4,151	1,450,908
SCOR SE	3,451	140,303
Societe BIC SA NVS	436	44,486
Thales SA NVS	1,661	210,716
TOTAL SA NVS	27,986	1,769,417
Unibail-Rodamco SE	1,194	286,931
Valeo SA NVS	4,524	303,029

		6,770,027

135

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI INTL QUALITY FACTOR ETF

April 30, 2018

Security	Shares	Value
GERMANY — 10.10%
adidas AG	2,871	$707,276
Allianz SE Registered	8,613	2,044,406
BASF SE	12,847	1,339,836
Beiersdorf AG	968	109,843
Continental AG	1,711	457,271
Covestro AGc	2,438	222,569
Deutsche Post AG Registered	16,358	713,470
GEA Group AG	2,436	95,388
Hannover Rueck SE	1,342	189,056
Henkel AG & Co. KGaA	851	101,533
HUGO BOSS AG	1,539	144,663
MTU Aero Engines AG	725	125,260
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Registered	2,961	679,542
OSRAM Licht AG	1,166	67,296
ProSiebenSat.1 Media SE	3,829	139,249
RTL Group SA	755	62,257
SAP SE	12,769	1,425,809
Symrise AG	1,513	122,659

		8,747,383
HONG KONG — 6.64%
AIA Group Ltd.	272,600	2,455,684
ASM Pacific Technology Ltd.	5,800	79,814
CK Infrastructure Holdings Ltd.	2,000	15,825
CLP Holdings Ltd.	15,500	160,960
Hang Seng Bank Ltd.	17,400	442,524
Henderson Land Development Co. Ltd.	4,902	31,261
Hong Kong & China Gas Co. Ltd.	145,908	305,639
Hong Kong Exchanges & Clearing Ltd.[a]	25,300	829,122
Hongkong Land Holdings Ltd.	17,400	126,150
Link REIT	29,000	257,178
MGM China Holdings Ltd.	23,200	64,147
Minth Group Ltd.	8,000	38,225
Power Assets Holdings Ltd.	14,500	107,989
Sands China Ltd.	46,400	270,481
Sino Land Co. Ltd.	22,000	38,067
Sun Hung Kai Properties Ltd.	10,000	161,565
Swire Properties Ltd.	29,000	103,278
Techtronic Industries Co. Ltd.	29,000	171,452
WH Group Ltd.[c]	87,000	90,788

		5,750,149
IRELAND — 0.20%
Kerry Group PLC Class A	1,219	124,451
Ryanair Holdings PLC ADR NVS[b]	435	47,837

		172,288
ISRAEL — 0.40%
Check Point Software Technologies Ltd.[a,b]	2,581	249,092
Elbit Systems Ltd.	350	40,517
Frutarom Industries Ltd.	580	55,696

		345,305

Security	Shares	Value
ITALY — 0.44%
Luxottica Group SpA	2,523	$157,779
Recordati SpA	1,537	55,060
Snam SpA	28,628	137,835
UnipolSai Assicurazioni SpA	11,229	30,254

		380,928
JAPAN — 10.85%
ABC-Mart Inc.	100	6,589
Astellas Pharma Inc.	23,200	340,394
Calbee Inc.	100	3,372
Daicel Corp.	2,900	33,552
Daito Trust Construction Co. Ltd.	1,600	266,922
Daiwa House Industry Co. Ltd.	8,700	318,821
Disco Corp.	100	17,619
Hitachi Chemical Co. Ltd.	2,900	63,764
Hoshizaki Corp.	200	18,588
Inpex Corp.	8,700	111,508
Japan Airlines Co. Ltd.	2,900	114,224
Japan Exchange Group Inc.	11,600	215,198
Japan Tobacco Inc.	8,700	233,471
JSR Corp.	2,900	54,727
Kakaku.com Inc.	2,900	55,416
Kao Corp.	5,800	416,349
KDDI Corp.	31,900	856,206
Keyence Corp.	1,200	734,421
Koito Manufacturing Co. Ltd.	2,900	194,791
Kuraray Co. Ltd.	5,800	96,574
M3 Inc.	2,900	109,851
MISUMI Group Inc.	2,900	80,302
MS&AD Insurance Group Holdings Inc.	8,700	291,948
Nabtesco Corp.	3,200	115,659
Nissan Chemical Industries Ltd.	2,900	129,198
Nitori Holdings Co. Ltd.	1,100	185,771
Nitto Denko Corp.	2,900	215,993
NTT DOCOMO Inc.	20,300	525,936
Oracle Corp. Japan	500	41,124
Osaka Gas Co. Ltd.	5,800	124,772
Park24 Co. Ltd.	2,900	82,157
Recruit Holdings Co. Ltd.	14,500	334,855
Ryohin Keikaku Co. Ltd.	300	102,947
Seven Bank Ltd.	14,500	48,764
Shimizu Corp.	5,800	57,457
Shin-Etsu Chemical Co. Ltd.	5,800	583,313
SMC Corp./Japan	600	228,759
Sompo Holdings Inc.	5,800	243,290
Sony Financial Holdings Inc.	2,900	52,978
Start Today Co. Ltd.	5,800	167,494
Subaru Corp.	8,700	292,504
Suruga Bank Ltd.	5,800	78,870
Sysmex Corp.	2,900	256,541

136

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI INTL QUALITY FACTOR ETF

April 30, 2018

Security	Shares	Value
T&D Holdings Inc.	8,700	$147,803
Taisei Corp.	2,900	156,628
Tosoh Corp.	5,800	102,934
Trend Micro Inc./Japan	2,900	173,854
Unicharm Corp.	2,900	81,494
USS Co. Ltd.	5,800	121,963
Yahoo Japan Corp.	26,100	107,334

		9,394,999
NETHERLANDS — 3.94%
Akzo Nobel NV	3,221	291,482
ASML Holding NV	5,829	1,109,208
Koninklijke Vopak NV	928	45,857
Randstad NV	1,624	104,738
RELX NV	16,620	353,714
Unilever NV CVA	22,099	1,266,915
Wolters Kluwer NV	4,379	237,182

		3,409,096
NEW ZEALAND — 0.29%
Fisher & Paykel Healthcare Corp. Ltd.	8,584	77,116
Mercury NZ Ltd.	4,147	9,321
Meridian Energy Ltd.	13,572	28,115
Ryman Healthcare Ltd.[a]	6,322	47,217
Spark New Zealand Ltd.	35,470	86,473

		248,242
NORWAY — 0.09%
Gjensidige Forsikring ASA	5,046	80,120

		80,120
PORTUGAL — 0.27%
Galp Energia SGPS SA	8,584	165,058
Jeronimo Martins SGPS SA	3,886	68,266

		233,324
SINGAPORE — 0.79%
ComfortDelGro Corp. Ltd.	31,900	54,208
SATS Ltd.[a]	11,600	48,536
Singapore Exchange Ltd.	29,000	169,087
Singapore Technologies Engineering Ltd.	29,000	76,440
Singapore Telecommunications Ltd.	127,600	339,226

		687,497
SPAIN — 2.81%
Amadeus IT Group SA	9,483	695,462
Enagas SA	878	25,608
Endesa SA	4,379	102,481
Gas Natural SDG SA	3,596	90,847
Iberdrola SA	64,324	498,627
Industria de Diseno Textil SA	26,916	838,363
Mapfre SA	17,725	61,762
Red Electrica Corp. SA	5,688	118,752

		2,431,902

Security	Shares	Value
SWEDEN — 3.12%
Assa Abloy AB Class B	13,114	$276,289
Atlas Copco AB Class A	13,688	538,721
Atlas Copco AB Class B	7,715	275,580
Boliden AB	4,292	149,628
Electrolux AB Series B	4,120	108,996
Hennes & Mauritz AB Class B	25,845	442,880
Industrivarden AB Class C	3,134	66,369
Investor AB Class B	11,545	505,878
L E Lundbergforetagen AB Class B	900	61,249
Securitas AB Class B	3,654	59,347
Skanska AB Class B	5,888	115,363
SKF AB Class B	4,843	98,627

		2,698,927
SWITZERLAND — 11.03%
ABB Ltd. Registered	24,940	585,519
Adecco Group AG Registered	2,611	173,926
Baloise Holding AG Registered	938	149,432
EMS-Chemie Holding AG Registered	203	126,119
Geberit AG Registered	792	339,714
Givaudan SA Registered	174	390,045
Kuehne + Nagel International AG Registered	1,393	218,118
Nestle SA Registered	25,928	2,016,302
Partners Group Holding AG	612	449,154
Roche Holding AG NVS	10,855	2,421,787
Schindler Holding AG Participation Certificates NVS	957	198,767
Schindler Holding AG Registered	415	83,470
SGS SA Registered	116	283,233
Sika AG Bearer	33	241,024
Straumann Holding AG Registered	145	99,240
Swiss Life Holding AG Registered	495	174,268
Swiss Re AG	5,570	532,636
Swisscom AG Registered	493	237,560
Zurich Insurance Group AG	2,581	828,089

		9,548,403
UNITED KINGDOM — 22.29%
3i Group PLC	26,624	345,290
Admiral Group PLC	6,873	188,668
Ashtead Group PLC	8,102	226,868
Associated British Foods PLC	2,758	102,718
AstraZeneca PLC	17,838	1,253,764
Babcock International Group PLC	2,610	26,451
BAE Systems PLC	63,742	536,428
Berkeley Group Holdings PLC	3,103	174,034
BT Group PLC	183,078	629,019
Bunzl PLC	6,119	177,915
Burberry Group PLC	8,180	205,449
Centrica PLC	94,367	199,904

137

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI INTL QUALITY FACTOR ETF

April 30, 2018

Security	Shares	Value
Compass Group PLC	32,915	$707,233
Croda International PLC	2,990	183,716
Diageo PLC	27,811	991,729
Direct Line Insurance Group PLC	26,653	137,407
Experian PLC	14,008	321,630
Ferguson PLC	3,973	305,349
Hargreaves Lansdown PLC	9,114	224,639
IMI PLC	6,090	91,598
Imperial Brands PLC	8,063	289,245
Intertek Group PLC	2,963	200,014
ITV PLC	67,860	141,743
Johnson Matthey PLC	3,220	146,091
Legal & General Group PLC	152,844	568,403
London Stock Exchange Group PLC	7,144	423,111
Melrose Industries PLC	106	333
Mondi PLC	5,975	166,733
National Grid PLC	34,429	399,662
Next PLC	2,620	189,671
Old Mutual PLC	87,899	304,606
Persimmon PLC	7,023	262,625
Prudential PLC	49,538	1,278,993
Reckitt Benckiser Group PLC	8,846	694,734
RELX PLC	17,145	367,090
Rio Tinto PLC	20,069	1,090,755
Royal Dutch Shell PLC Class A	47,212	1,645,844
Royal Dutch Shell PLC Class B	38,831	1,391,383
Sage Group PLC (The)	23,838	208,557
Schroders PLC	3,079	139,991
Severn Trent PLC	2,553	68,218
Smith & Nephew PLC	10,063	193,489
Smiths Group PLC	5,230	115,076
SSE PLC	16,617	316,075
St. James’s Place PLC	10,765	168,511
Taylor Wimpey PLC	66,439	175,470
Travis Perkins PLC	2,117	37,002
TUI AG	7,250	164,316
Unilever PLC	17,087	959,630
Whitbread PLC	2,814	165,926

		19,303,106

TOTAL COMMON STOCKS
(Cost: $82,354,404)		85,735,447

PREFERRED STOCKS — 0.30%

GERMANY — 0.30%
Fuchs Petrolub SE NVS, Preference Shares	1,367	73,563
Henkel AG & Co. KGaA NVS, Preference Shares	1,479	188,342

		261,905

TOTAL PREFERRED STOCKS
(Cost: $261,112)		261,905

Security	Shares	Value
SHORT-TERM INVESTMENTS — 1.40%

MONEY MARKET FUNDS — 1.40%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.93%[d,e,f]	1,211,808	$1,211,929

		1,211,929

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,211,929)		1,211,929

TOTAL INVESTMENTS IN SECURITIES — 100.72%
(Cost: $83,827,445)		87,209,281
Other Assets, Less Liabilities — (0.72)%		(625,855)

NET ASSETS — 100.00%		$86,583,426

ADR — American Depositary Receipts

NVS — Non-Voting Shares

[a]	All or a portion of this security is on loan.
[b]	Non-income producing security.
[c]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
[d]	Affiliate of the Fund.
[e]	Annualized 7-day yield as of period end.
[f]	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended April 30, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated issuer	Shares held at 07/31/17	Shares purchased		Shares sold	Shares held at 04/30/18	Value at 04/30/18	Income		Net realized gain (loss)	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	15,912	1,195,896	[a]	—	1,211,808	$1,211,929	$431	[b]	$(18)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	637	—		(637)[a]	—	—	389		—	—

						$1,211,929	$820		$(18)	$—

[a]	Net of purchases and sales.
[b]	Includes the Fund’s portion of securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities.

138

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI INTL QUALITY FACTOR ETF

April 30, 2018

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common stocks	$85,735,447	$—	$—	$85,735,447
Preferred stocks	261,905	—	—	261,905
Money market funds	1,211,929	—	—	1,211,929

Total	$87,209,281	$—	$—	$87,209,281

139

Schedule of Investments (Unaudited)

iSHARES® EDGE MSCI INTL SIZE FACTOR ETF

April 30, 2018

Security	Shares	Value
COMMON STOCKS — 98.62%

AUSTRALIA — 7.44%
AGL Energy Ltd.	457	$7,496
Alumina Ltd.	2,336	4,655
Amcor Ltd./Australia	591	6,125
AMP Ltd.	1,476	4,501
APA Group	1,187	7,482
Aristocrat Leisure Ltd.	329	6,661
ASX Ltd.	334	14,782
Aurizon Holdings Ltd.	1,651	5,608
AusNet Services	7,831	10,167
Australia & New Zealand Banking Group Ltd.	273	5,531
Bank of Queensland Ltd.	555	4,215
Bendigo & Adelaide Bank Ltd.	560	4,489
BHP Billiton Ltd.	191	4,462
Boral Ltd.	1,027	5,334
Brambles Ltd.	953	7,100
Caltex Australia Ltd.	234	5,479
CIMIC Group Ltd.	124	4,249
Coca-Cola Amatil Ltd.	1,062	7,447
Cochlear Ltd.	51	7,471
Commonwealth Bank of Australia	123	6,668
Computershare Ltd.	494	6,339
Crown Resorts Ltd.	375	3,669
CSL Ltd.	75	9,645
Dexus	1,358	9,728
Domino’s Pizza Enterprises Ltd.[a]	80	2,547
Flight Centre Travel Group Ltd.	103	4,346
Goodman Group	1,429	9,784
GPT Group (The)	2,685	9,810
Harvey Norman Holdings Ltd.	1,745	4,637
Healthscope Ltd.	3,227	5,919
Incitec Pivot Ltd.	1,521	4,363
Insurance Australia Group Ltd.	1,555	9,273
James Hardie Industries PLC	365	6,505
LendLease Group	622	8,400
Macquarie Group Ltd.	108	8,861
Medibank Pvt Ltd.	1,745	3,859
Mirvac Group	4,349	7,354
National Australia Bank Ltd.	242	5,288
Newcrest Mining Ltd.	151	2,411
Oil Search Ltd.	531	3,142
Orica Ltd.	265	3,977
Origin Energy Ltd.[b]	488	3,592
QBE Insurance Group Ltd.	461	3,466
Ramsay Health Care Ltd.	138	6,739
REA Group Ltd.	148	9,033
Rio Tinto Ltd.	74	4,461
Santos Ltd.[b]	454	2,104
Scentre Group	2,806	8,536
Seek Ltd.	351	5,148
Sonic Healthcare Ltd.	431	7,684
South32 Ltd.	959	2,693
Stockland	2,985	9,328
Suncorp Group Ltd.	778	8,234
Sydney Airport	1,186	6,383
Tabcorp Holdings Ltd.	3,271	10,815

Security	Shares	Value
Telstra Corp. Ltd.	4,246	$10,192
TPG Telecom Ltd.[a]	733	3,087
Transurban Group	1,074	9,404
Treasury Wine Estates Ltd.	443	6,377
Vicinity Centres	4,387	8,080
Wesfarmers Ltd.	283	9,350
Westfield Corp.	1,327	9,215
Westpac Banking Corp.	199	4,302
Woodside Petroleum Ltd.	199	4,840
Woolworths Group Ltd.	329	6,919

		419,761
AUSTRIA — 0.32%
ANDRITZ AG	105	5,653
Erste Group Bank AG	73	3,581
OMV AG	81	5,040
Voestalpine AG	75	3,961

		18,235
BELGIUM — 1.30%
Ageas	143	7,680
Anheuser-Busch InBev SA/NV	56	5,597
Colruyt SA	209	11,787
Groupe Bruxelles Lambert SA	90	10,326
KBC Group NV	69	6,036
Proximus SADP	225	6,913
Solvay SA	33	4,609
Telenet Group Holding NVb	126	7,392
UCB SA	62	4,701
Umicore SA	144	8,048

		73,089
CANADA — 10.65%
Alimentation Couche-Tard Inc. Class B	94	4,070
AltaGas Ltd.	179	3,456
ARC Resources Ltd.	267	2,983
Atco Ltd./Canada Class I NVS	236	7,152
Bank of Montreal	166	12,627
Bank of Nova Scotia (The)	189	11,635
BCE Inc.	425	18,065
Bombardier Inc. Class Bb	540	1,672
Brookfield Asset Management Inc. Class A	300	11,909
CAE Inc.	630	11,927
Cameco Corp.	337	3,554
Canadian Imperial Bank of Commerce	160	13,958
Canadian National Railway Co.	89	6,885
Canadian Natural Resources Ltd.	91	3,288
Canadian Pacific Railway Ltd.	28	5,117
Canadian Tire Corp. Ltd. Class A NVS	63	8,599
Canadian Utilities Ltd. Class A NVS	266	6,785
Cenovus Energy Inc.	311	3,120
CGI Group Inc. Class Ab	167	9,692
CI Financial Corp.	519	10,939
Constellation Software Inc./Canada	12	8,590
Crescent Point Energy Corp.	358	3,142
Dollarama Inc.	54	6,226

140

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI INTL SIZE FACTOR ETF

April 30, 2018

Security	Shares	Value
Element Fleet Management Corp.	586	$2,217
Emera Inc.	300	9,358
Empire Co. Ltd. Class A NVS	188	3,641
Enbridge Inc.	153	4,642
Fairfax Financial Holdings Ltd.	16	8,872
Finning International Inc.	178	4,497
First Capital Realty Inc.	1,235	19,335
Fortis Inc./Canada	313	10,523
Franco-Nevada Corp.	48	3,410
George Weston Ltd.	137	11,242
Gildan Activewear Inc.	260	7,585
Goldcorp Inc.	210	2,791
Great-West Lifeco Inc.	388	10,360
H&R REIT	760	12,225
Husky Energy Inc.	272	3,811
Hydro One Ltd.[c]	238	3,786
IGM Financial Inc.	260	7,993
Imperial Oil Ltd.	192	5,980
Industrial Alliance Insurance & Financial Services Inc.	164	6,899
Intact Financial Corp.	213	16,266
Jean Coutu Group PJC Inc. (The) Class A	345	6,618
Keyera Corp.	157	4,234
Loblaw Companies Ltd.	179	9,118
Magna International Inc.	113	6,684
Manulife Financial Corp.	289	5,462
Metro Inc.	348	11,059
National Bank of Canada	196	9,323
Nutrien Ltd.	224	10,213
Onex Corp.	152	11,276
Open Text Corp.	164	5,799
Pembina Pipeline Corp.	232	7,400
Power Corp. of Canada	354	8,425
Power Financial Corp.	396	10,290
PrairieSky Royalty Ltd.	120	2,665
Restaurant Brands International Inc.	66	3,597
RioCan REIT	612	11,147
Rogers Communications Inc. Class B NVS	204	9,645
Royal Bank of Canada	210	15,995
Saputo Inc.	302	9,807
Seven Generations Energy Ltd. Class Ab	164	2,344
Shaw Communications Inc. Class B NVS	569	11,713
Shopify Inc. Class Ab	28	3,757
SmartCentres Real Estate Investment Trust	537	12,064
SNC-Lavalin Group Inc.	136	5,972
Sun Life Financial Inc.	199	8,227
Suncor Energy Inc.	175	6,703
Teck Resources Ltd. Class B	42	1,056
TELUS Corp.	472	16,918
Thomson Reuters Corp.	321	12,928
Toronto-Dominion Bank (The)	220	12,375
Tourmaline Oil Corp.	177	3,335
TransCanada Corp.	176	7,474
Vermilion Energy Inc.	86	2,912
West Fraser Timber Co. Ltd.	48	3,257

		600,616

Security	Shares	Value
DENMARK — 1.68%
AP Moller — Maersk A/S Class B NVS	4	$6,458
Carlsberg A/S Class B	65	7,288
Chr Hansen Holding A/S	67	6,097
Coloplast A/S Class B	86	7,308
Danske Bank A/S	257	8,977
DSV A/S	90	7,156
Genmab A/Sb	17	3,452
H Lundbeck A/S	57	3,318
ISS A/S	171	5,990
Novo Nordisk A/S Class B	92	4,353
Novozymes A/S Class B	101	4,774
Orsted A/Sc	80	5,281
Pandora A/S	35	3,902
Tryg A/S	360	8,552
William Demant Holding A/Sb	298	11,656

		94,562
FINLAND — 1.10%
Elisa OYJ	204	9,051
Fortum OYJ	196	4,525
Kone OYJ Class B	112	5,583
Metso OYJ	85	3,039
Neste OYJ	67	5,658
Nokia OYJ	832	5,004
Nokian Renkaat OYJ	62	2,491
Orion OYJ Class B	136	4,137
Sampo OYJ Class A	141	7,623
Stora Enso OYJ Class R	252	5,004
UPM-Kymmene OYJ	131	4,698
Wartsila OYJ Abp	255	5,438

		62,251
FRANCE — 8.36%
Accor SA NVS	103	5,833
Aeroports de Paris NVS	46	10,137
Air Liquide SA	63	8,224
Airbus SE	44	5,178
Alstom SA NVS	161	7,335
Arkema SA NVS	32	4,195
Atos SE	57	7,706
AXA SA NVS	156	4,471
BioMerieux NVS	77	6,103
BNP Paribas SA	43	3,324
Bollore SA NVS	1,061	5,279
Bouygues SA NVS	132	6,738
Bureau Veritas SA NVS	353	9,234
Capgemini SE	54	7,438
Carrefour SA NVS	269	5,536
Casino Guichard Perrachon SA NVS	53	2,751
Cie. de Saint-Gobain NVS	71	3,731
Cie. Generale des Etablissements Michelin SCA Class B NVS	45	6,337
CNP Assurances NVS	225	5,774
Credit Agricole SA	228	3,756
Danone SA NVS	121	9,808
Dassault Aviation SA NVS	3	5,999

141

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI INTL SIZE FACTOR ETF

April 30, 2018

Security	Shares	Value
Dassault Systemes SE NVS	96	$12,440
Edenred NVS	132	4,545
Eiffage SA NVS	57	6,797
Electricite de France SA NVS	246	3,463
Engie SA NVS	286	5,028
Essilor International Cie Generale d’Optique SA NVS	53	7,239
Eurazeo SA NVS	90	7,916
Eurofins Scientific SE NVS	8	4,328
Eutelsat Communications SA	180	3,902
Fonciere Des Regions	79	8,843
Gecina SA	61	10,583
Getlink Registered NVS	544	7,683
Hermes International NVS	15	9,710
ICADE	90	8,955
Iliad SA NVS	21	4,211
Imerys SA NVS	85	7,764
Ingenico Group SA NVS	52	4,549
Ipsen SA NVS	46	7,475
JCDecaux SA	150	5,368
Kering SA NVS	11	6,374
Klepierre SA	172	7,049
L’Oreal SA	45	10,811
Lagardere SCA NVS	217	6,208
Legrand SA	101	7,871
LVMH Moet Hennessy Louis Vuitton SE NVS	29	10,136
Natixis SA	377	3,103
Orange SA NVS	299	5,460
Pernod Ricard SA NVS	58	9,639
Publicis Groupe SA NVS	125	9,364
Remy Cointreau SA NVS	45	6,203
Renault SA NVS	25	2,714
Rexel SA	224	3,478
Safran SA	71	8,360
Sanofi NVS	54	4,292
Schneider Electric SE NVS	64	5,821
SCOR SE	154	6,261
SEB SA NVS	34	6,527
SES SA	335	5,181
Societe BIC SA NVS	56	5,714
Societe Generale SA NVS	66	3,625
Sodexo SA NVS	63	6,249
Suez	321	4,638
Teleperformance NVS	35	5,620
Thales SA NVS	74	9,388
TOTAL SA NVS	73	4,615
Unibail-Rodamco SE	29	6,969
Valeo SA NVS	63	4,220
Veolia Environnement SA NVS	267	6,340
Vinci SA	97	9,739
Vivendi SA NVS	224	5,924
Wendel SA NVS	52	7,866

		471,445
GERMANY — 5.66%
1&1 Drillisch AG	93	6,753
adidas AG	20	4,927

Security	Shares	Value
Allianz SE Registered	34	$8,070
Axel Springer SE	122	10,001
BASF SE	41	4,276
Bayer AG Registered	35	4,198
Bayerische Motoren Werke AG	39	4,357
Beiersdorf AG	105	11,915
Brenntag AG	114	6,545
Continental AG	16	4,276
Covestro AGc	43	3,926
Daimler AG Registered	44	3,482
Deutsche Boerse AG	57	7,689
Deutsche Lufthansa AG Registered	113	3,300
Deutsche Post AG Registered	153	6,673
Deutsche Telekom AG Registered	257	4,501
Deutsche Wohnen SE Bearer	193	9,127
E.ON SE	369	4,045
Evonik Industries AG	137	4,880
Fraport AG Frankfurt Airport Services Worldwide	88	8,548
Fresenius Medical Care AG & Co. KGaA	77	7,841
Fresenius SE & Co. KGaA	80	6,122
GEA Group AG	105	4,112
Hannover Rueck SE	58	8,171
HeidelbergCement AG	53	5,203
Henkel AG & Co. KGaA	63	7,516
HOCHTIEF AG	37	6,777
HUGO BOSS AG	48	4,512
Infineon Technologies AG	343	8,819
Innogy SEc	72	3,178
K+S AG Registered[a]	89	2,625
KION Group AG	75	6,280
LANXESS AG	54	4,016
Linde AGb	31	6,893
MAN SE	136	15,692
Merck KGaA	52	5,103
METRO AG	258	3,745
MTU Aero Engines AG	33	5,701
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Registered	36	8,262
OSRAM Licht AG	51	2,943
ProSiebenSat.1 Media SE	146	5,310
QIAGEN NVb	165	5,440
RTL Group SA	145	11,957
SAP SE	86	9,603
Siemens AG Registered	39	4,978
Siemens Healthineers AGb,c	105	4,096
Symrise AG	112	9,080
Telefonica Deutschland Holding AG	1,008	4,824
thyssenkrupp AG	123	3,210
United Internet AG Registered[d]	124	8,057
Volkswagen AG	6	1,228
Vonovia SE	133	6,686

		319,469
HONG KONG — 5.83%
AIA Group Ltd.	1,000	9,008
ASM Pacific Technology Ltd.	300	4,128
Bank of East Asia Ltd. (The)	1,600	7,054
BOC Hong Kong Holdings Ltd.	1,500	7,807
CK Asset Holdings Ltd.	1,000	8,671
CK Hutchison Holdings Ltd.	500	5,931

142

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI INTL SIZE FACTOR ETF

April 30, 2018

Security	Shares	Value
CK Infrastructure Holdings Ltd.	1,000	$7,913
CLP Holdings Ltd.	2,000	20,769
First Pacific Co. Ltd./Hong Kong	8,000	4,118
Hang Lung Group Ltd.	2,000	6,065
Hang Lung Properties Ltd.	2,000	4,750
Hang Seng Bank Ltd.	600	15,259
Henderson Land Development Co. Ltd.	1,210	7,716
HK Electric Investments & HK Electric Investments Ltd.[c]	14,500	13,487
HKT Trust & HKT Ltd.	7,000	9,222
Hong Kong & China Gas Co. Ltd.	8,360	17,512
Hong Kong Exchanges & Clearing Ltd.[a]	100	3,277
Hongkong Land Holdings Ltd.	1,200	8,700
Hysan Development Co. Ltd.	2,000	11,684
Jardine Matheson Holdings Ltd.	100	6,073
Jardine Strategic Holdings Ltd.	300	11,400
Kerry Properties Ltd.	1,500	7,205
Li & Fung Ltd.	8,000	4,047
Link REIT	1,000	8,868
Melco Resorts & Entertainment Ltd. ADR	88	2,746
MGM China Holdings Ltd.	1,200	3,318
MTR Corp. Ltd.	2,000	11,276
New World Development Co. Ltd.	5,000	7,390
NWS Holdings Ltd.	3,000	5,933
PCCW Ltd.	11,000	6,826
Power Assets Holdings Ltd.	1,000	7,448
Sands China Ltd.	400	2,332
Shangri-La Asia Ltd.	2,000	3,930
Sino Land Co. Ltd.	4,000	6,921
SJM Holdings Ltd.	4,000	4,037
Swire Pacific Ltd. Class A	1,000	9,939
Swire Properties Ltd.	2,200	7,835
Techtronic Industries Co. Ltd.	1,000	5,912
WH Group Ltd.[c]	5,000	5,218
Wharf Holdings Ltd. (The)	1,000	3,345
Wharf Real Estate Investment Co. Ltd.	1,000	7,518
Wheelock & Co. Ltd.	1,000	7,460
Wynn Macau Ltd.	1,200	4,488
Yue Yuen Industrial Holdings Ltd.	1,500	4,272

		328,808
IRELAND — 0.39%
CRH PLC	131	4,671
Kerry Group PLC Class A	104	10,618
Paddy Power Betfair PLC	27	2,673
Ryanair Holdings PLC ADR NVS[b]	36	3,959

		21,921
ISRAEL — 1.40%
Azrieli Group Ltd.	157	7,205
Bank Hapoalim BM	1,672	11,460
Bank Leumi Le-Israel BM	1,591	9,419
Bezeq The Israeli Telecommunication Corp. Ltd.	3,876	4,893
Check Point Software Technologies Ltd.[b]	87	8,396
Elbit Systems Ltd.	54	6,251

Security	Shares	Value
Frutarom Industries Ltd.	60	$5,762
Israel Chemicals Ltd.	865	3,890
Mizrahi Tefahot Bank Ltd.	524	9,599
Nice Ltd.[b]	89	8,445
Teva Pharmaceutical Industries Ltd. ADR NVS	198	3,560

		78,880
ITALY — 2.04%
Assicurazioni Generali SpA	223	4,510
Atlantia SpA	213	7,077
CNH Industrial NV	306	3,786
Davide Campari-Milano SpA NVS	837	6,290
Enel SpA	1,649	10,495
Eni SpA	286	5,598
EXOR NV	54	4,015
Intesa Sanpaolo SpA	1,397	5,329
Leonardo SpA	214	2,485
Luxottica Group SpA	114	7,129
Mediobanca Banca di Credito Finanziario SpA	310	3,770
Poste Italiane SpA[c]	188	1,841
Prysmian SpA	225	6,628
Recordati SpA	138	4,944
Snam SpA	1,498	7,212
Telecom Italia SpA/Milano[b]	6,154	6,083
Tenaris SA	299	5,625
Terna Rete Elettrica Nazionale SpA	2,210	13,289
UnipolSai Assicurazioni SpA	3,277	8,829

		114,935
JAPAN — 23.04%
ABC-Mart Inc.	100	6,589
Aeon Co. Ltd.	400	7,996
AEON Financial Service Co. Ltd.	100	2,345
Aisin Seiki Co. Ltd.	100	5,428
Ajinomoto Co. Inc.	300	5,500
Alfresa Holdings Corp.	300	6,624
Amada Holdings Co. Ltd.	500	6,018
ANA Holdings Inc.	200	7,932
Aozora Bank Ltd.	100	4,044
Asahi Glass Co. Ltd.	100	4,149
Asahi Group Holdings Ltd.	200	10,118
Asahi Kasei Corp.	500	6,888
Asics Corp.	200	3,787
Astellas Pharma Inc.	500	7,336
Bandai Namco Holdings Inc.	100	3,395
Benesse Holdings Inc.	200	7,293
Bridgestone Corp.	100	4,194
Calbee Inc.	100	3,372
Canon Inc.	300	10,391
Casio Computer Co. Ltd.	200	2,985
Chubu Electric Power Co. Inc.	400	6,264
Chugai Pharmaceutical Co. Ltd.	100	5,282
Chugoku Electric Power Co. Inc. (The)	500	6,260
Coca-Cola Bottlers Japan Holdings Inc.	200	8,609
Concordia Financial Group Ltd.	900	5,239
Credit Saison Co. Ltd.	300	5,382
Dai Nippon Printing Co. Ltd.	400	8,620

143

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI INTL SIZE FACTOR ETF

April 30, 2018

Security	Shares	Value
Daiichi Sankyo Co. Ltd.	300	$10,281
Daiwa House Industry Co. Ltd.	100	3,665
Daiwa House REIT Investment Corp.	4	9,541
Denso Corp.	100	5,260
Dentsu Inc.	100	4,734
East Japan Railway Co.	100	9,586
Eisai Co. Ltd.	100	6,712
Electric Power Development Co. Ltd.	200	5,443
FamilyMart UNY Holdings Co. Ltd.	100	9,714
Fuji Electric Co. Ltd.	1,000	7,165
FUJIFILM Holdings Corp.	200	8,051
Hakuhodo DY Holdings Inc.	400	5,597
Hamamatsu Photonics KK	200	7,713
Hankyu Hanshin Holdings Inc.	200	7,887
Hino Motors Ltd.	400	4,887
Hisamitsu Pharmaceutical Co. Inc.	100	7,795
Hitachi Chemical Co. Ltd.	200	4,398
Hitachi High-Technologies Corp.	100	4,670
Honda Motor Co. Ltd.	200	6,885
Hoya Corp.	100	5,357
Idemitsu Kosan Co. Ltd.	100	3,916
IHI Corp.	100	3,281
Inpex Corp.	300	3,845
Isetan Mitsukoshi Holdings Ltd.	400	4,452
Isuzu Motors Ltd.	300	4,589
ITOCHU Corp.	300	6,015
J Front Retailing Co. Ltd.	400	6,488
Japan Airlines Co. Ltd.	200	7,878
Japan Post Bank Co. Ltd.	100	1,360
Japan Post Holdings Co. Ltd.	200	2,431
Japan Prime Realty Investment Corp.	3	10,884
Japan Real Estate Investment Corp.	1	5,191
Japan Retail Fund Investment Corp.	4	7,494
Japan Tobacco Inc.	100	2,684
JSR Corp.	300	5,661
JXTG Holdings Inc.	1,250	8,161
Kajima Corp.	1,000	9,641
Kakaku.com Inc.	200	3,822
Kamigumi Co. Ltd.	400	9,029
Kaneka Corp.	1,000	9,879
Kansai Electric Power Co. Inc. (The)	300	4,195
Kao Corp.	100	7,178
KDDI Corp.	200	5,368
Keihan Holdings Co. Ltd.	200	6,470
Keikyu Corp.	500	9,171
Keio Corp.	200	9,157
Kikkoman Corp.	100	4,336
Kintetsu Group Holdings Co. Ltd.	200	8,143
Kirin Holdings Co. Ltd.	300	8,425
Koito Manufacturing Co. Ltd.	100	6,717
Komatsu Ltd.	200	6,854
Konami Holdings Corp.	100	4,917
Konica Minolta Inc.	600	5,154
Kuraray Co. Ltd.	400	6,660
Kurita Water Industries Ltd.	300	9,733
Kyocera Corp.	100	6,395
Kyushu Financial Group Inc.	900	4,425

Security	Shares	Value
Lawson Inc.	100	$6,607
Lion Corp.	200	4,317
LIXIL Group Corp.	200	4,483
Mabuchi Motor Co. Ltd.	100	5,045
Makita Corp.	200	8,992
Marubeni Corp.	900	6,779
Marui Group Co. Ltd.	300	6,237
Maruichi Steel Tube Ltd.	200	6,845
McDonald’s Holdings Co. Japan Ltd.	200	9,358
Mebuki Financial Group Inc.	1,070	4,156
Medipal Holdings Corp.	200	4,297
Mitsubishi Chemical Holdings Corp.	600	5,700
Mitsubishi Corp.	200	5,533
Mitsubishi Estate Co. Ltd.	500	9,150
Mitsubishi Materials Corp.	100	3,052
Mitsubishi Tanabe Pharma Corp.	300	5,713
Mitsubishi UFJ Financial Group Inc.	600	4,020
Mitsubishi UFJ Lease & Finance Co. Ltd.	1,100	7,007
Mitsui & Co. Ltd.	400	7,225
Mitsui OSK Lines Ltd.	100	2,966
Mizuho Financial Group Inc.	2,400	4,351
MS&AD Insurance Group Holdings Inc.	200	6,711
Nabtesco Corp.	200	7,229
Nagoya Railroad Co. Ltd.	400	10,495
NGK Spark Plug Co. Ltd.	200	5,154
Nikon Corp.	400	6,975
Nippon Building Fund Inc.	1	5,620
Nippon Express Co. Ltd.	100	7,558
Nippon Prologis REIT Inc.	4	8,419
Nippon Steel & Sumitomo Metal Corp.	200	4,359
Nippon Telegraph & Telephone Corp.	200	9,513
Nippon Yusen KK	200	4,266
Nissan Chemical Industries Ltd.	200	8,910
Nissan Motor Co. Ltd.	400	4,209
Nisshin Seifun Group Inc.	400	8,748
Nissin Foods Holdings Co. Ltd.	100	7,357
NOK Corp.	200	4,112
Nomura Holdings Inc.	1,000	5,777
Nomura Real Estate Holdings Inc.	200	4,968
Nomura Real Estate Master Fund Inc.	5	6,977
Nomura Research Institute Ltd.	220	11,359
NTT Data Corp.	1,000	10,774
NTT DOCOMO Inc.	200	5,182
Obayashi Corp.	600	6,920
Odakyu Electric Railway Co. Ltd.	400	8,631
Oji Holdings Corp.	1,000	7,037
Olympus Corp.	100	3,733
Omron Corp.	100	5,428
Oracle Corp. Japan	100	8,225
Oriental Land Co. Ltd./Japan	100	9,975
ORIX Corp.	200	3,517
Osaka Gas Co. Ltd.	400	8,605
Otsuka Corp.	200	9,321
Otsuka Holdings Co. Ltd.	100	5,238
Park24 Co. Ltd.	200	5,666
Recruit Holdings Co. Ltd.	300	6,928
Resona Holdings Inc.	1,000	5,690
Ricoh Co. Ltd.	600	5,873
Rinnai Corp.	100	9,952
Sankyo Co. Ltd.	200	7,028

144

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI INTL SIZE FACTOR ETF

April 30, 2018

Security	Shares	Value
Santen Pharmaceutical Co. Ltd.	300	$5,058
Secom Co. Ltd.	200	14,991
Sega Sammy Holdings Inc.	300	4,924
Seibu Holdings Inc.	300	5,069
Sekisui Chemical Co. Ltd.	400	7,092
Sekisui House Ltd.	300	5,496
Seven & i Holdings Co. Ltd.	200	8,782
Seven Bank Ltd.	1,400	4,708
Shimizu Corp.	700	6,934
Shin-Etsu Chemical Co. Ltd.	100	10,057
Shionogi & Co. Ltd.	100	5,149
Shiseido Co. Ltd.	100	6,499
Showa Shell Sekiyu KK	400	5,655
Sompo Holdings Inc.	100	4,195
Sony Financial Holdings Inc.	300	5,480
Stanley Electric Co. Ltd.	200	7,247
Subaru Corp.	100	3,362
Sumitomo Corp.	300	5,400
Sumitomo Dainippon Pharma Co. Ltd.	300	5,469
Sumitomo Electric Industries Ltd.	300	4,605
Sumitomo Mitsui Financial Group Inc.	100	4,158
Sumitomo Rubber Industries Ltd.	300	5,365
Suntory Beverage & Food Ltd.	200	9,851
Suruga Bank Ltd.	200	2,720
Suzuken Co. Ltd./Aichi Japan	200	8,609
Suzuki Motor Corp.	100	5,384
Taiheiyo Cement Corp.	100	3,788
Taisei Corp.	100	5,401
Taisho Pharmaceutical Holdings Co. Ltd.	100	9,586
Takeda Pharmaceutical Co. Ltd.	200	8,446
Teijin Ltd.	300	5,650
Terumo Corp.	100	5,666
THK Co. Ltd.	200	7,000
Tobu Railway Co. Ltd.	300	9,568
Toho Co. Ltd./Tokyo	200	6,690
Toho Gas Co. Ltd.	200	6,068
Tohoku Electric Power Co. Inc.	400	5,158
Tokio Marine Holdings Inc.	100	4,727
Tokyo Gas Co. Ltd.	400	10,718
Tokyu Corp.	500	8,412
Toppan Printing Co. Ltd.	1,000	8,371
Toray Industries Inc.	1,000	9,340
Toyo Seikan Group Holdings Ltd.	400	6,298
Toyo Suisan Kaisha Ltd.	200	7,878
Toyoda Gosei Co. Ltd.	200	5,070
Toyota Industries Corp.	100	5,913
Toyota Motor Corp.	100	6,562
Toyota Tsusho Corp.	200	7,192
Trend Micro Inc./Japan	100	5,995
Unicharm Corp.	200	5,620
United Urban Investment Corp.	5	7,667
USS Co. Ltd.	300	6,308
West Japan Railway Co.	100	7,082
Yahoo Japan Corp.	1,200	4,935
Yamaha Corp.	100	4,834
Yamaha Motor Co. Ltd.	100	3,199
Yamato Holdings Co. Ltd.	200	5,150

Security	Shares	Value
Yamazaki Baking Co. Ltd.	200	$4,383
Yokogawa Electric Corp.	300	6,618

		1,299,204
NETHERLANDS — 2.24%
ABN AMRO Group NV CVA[c]	127	3,948
Aegon NV	533	3,923
AerCap Holdings NVb	83	4,327
Akzo Nobel NV	67	6,063
Altice NV Class Ab	126	1,208
ArcelorMittal[b]	81	2,749
ASML Holding NV	39	7,421
Boskalis Westminster	121	3,592
Heineken Holding NV	87	8,851
Heineken NV	77	8,122
ING Groep NV	280	4,728
Koninklijke Ahold Delhaize NV	349	8,435
Koninklijke DSM NV	80	8,295
Koninklijke KPN NV	1,303	4,057
Koninklijke Philips NV	179	7,615
Koninklijke Vopak NV	79	3,904
NN Group NV	184	8,823
NXP Semiconductors NVb	33	3,462
Randstad NV	68	4,386
RELX NV	346	7,364
Unilever NV CVA	113	6,478
Wolters Kluwer NV	160	8,666

		126,417
NEW ZEALAND — 0.91%
Auckland International Airport Ltd.	1,375	6,181
Fisher & Paykel Healthcare Corp. Ltd.	906	8,139
Fletcher Building Ltd.	1,438	6,393
Mercury NZ Ltd.	2,583	5,806
Meridian Energy Ltd.	2,358	4,885
Ryman Healthcare Ltd.	1,968	14,698
Spark New Zealand Ltd.	2,041	4,976

		51,078
NORWAY — 0.90%
DNB ASA	319	5,995
Gjensidige Forsikring ASA	398	6,319
Marine Harvest ASA	330	7,194
Norsk Hydro ASA	856	5,349
Orkla ASA	883	8,194
Statoil ASA	219	5,618
Telenor ASA	333	7,391
Yara International ASA	107	4,528

		50,588
PORTUGAL — 0.23%
EDP — Energias de Portugal SA	1,051	3,906
Galp Energia SGPS SA	304	5,845
Jeronimo Martins SGPS SA	174	3,057

		12,808

145

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI INTL SIZE FACTOR ETF

April 30, 2018

Security	Shares	Value
SINGAPORE — 4.09%
Ascendas REIT	5,725	$11,545
CapitaLand Commercial Trust	6,827	9,384
CapitaLand Ltd.	3,300	9,371
CapitaLand Mall Trust	6,800	10,785
City Developments Ltd.	900	8,612
ComfortDelGro Corp. Ltd.	4,400	7,477
DBS Group Holdings Ltd.	500	11,646
Genting Singapore PLC	4,600	4,065
Golden Agri-Resources Ltd.	13,100	3,413
Hutchison Port Holdings Trust	13,800	4,623
Jardine Cycle & Carriage Ltd.	211	5,460
Keppel Corp. Ltd.	1,000	6,186
Oversea-Chinese Banking Corp. Ltd.	1,400	14,592
SATS Ltd.	2,700	11,297
Sembcorp Industries Ltd.	2,100	4,869
Singapore Airlines Ltd.	1,300	10,682
Singapore Exchange Ltd.	2,100	12,244
Singapore Press Holdings Ltd.[a]	5,600	11,504
Singapore Technologies Engineering Ltd.	3,000	7,908
Singapore Telecommunications Ltd.	3,400	9,039
StarHub Ltd.	5,300	9,086
Suntec REIT	10,300	15,247
United Overseas Bank Ltd.[a]	500	11,382
UOL Group Ltd.	1,600	10,646
Wilmar International Ltd.	2,700	6,648
Yangzijiang Shipbuilding Holdings Ltd.	3,200	2,828

		230,539
SPAIN — 2.35%
Abertis Infraestructuras SA	496	10,943
ACS Actividades de Construccion y Servicios SA	106	4,486
Aena SME SAc	16	3,307
Amadeus IT Group SA	163	11,954
Banco Bilbao Vizcaya Argentaria SA	403	3,277
Banco de Sabadell SA	1,034	2,032
Banco Santander SA	431	2,798
Bankia SA	648	2,855
Bankinter SA	757	7,939
Enagas SA	219	6,387
Endesa SA	342	8,004
Ferrovial SA	334	7,157
Gas Natural SDG SA	354	8,943
Grifols SA	191	5,388
Iberdrola SA	1,180	9,147
Industria de Diseno Textil SA	370	11,524
International Consolidated Airlines Group SA	404	3,501
Mapfre SA	1,104	3,847
Red Electrica Corp. SA	378	7,892
Repsol SA	198	3,792
Telefonica SA	698	7,112

		132,285

Security	Shares	Value
SWEDEN — 3.10%
Alfa Laval AB	286	$7,121
Assa Abloy AB Class B	287	6,047
Atlas Copco AB Class A	168	6,612
Atlas Copco AB Class B	101	3,608
Boliden AB	122	4,253
Electrolux AB Series B	122	3,228
Essity AB Class B	240	6,121
Getinge AB Class B	227	2,120
Hennes & Mauritz AB Class B	262	4,490
Hexagon AB Class B	121	7,031
Husqvarna AB Class B	553	5,341
ICA Gruppen AB	215	6,701
Industrivarden AB Class C	378	8,005
Investor AB Class B	170	7,449
Kinnevik AB Class B	104	3,772
L E Lundbergforetagen AB Class B	120	8,167
Lundin Petroleum ABb	169	4,682
Millicom International Cellular SA SDR	77	5,143
Nordea Bank AB	422	4,314
Sandvik AB	261	4,478
Securitas AB Class B	333	5,408
Skandinaviska Enskilda Banken AB Class A	464	4,378
Skanska AB Class B	252	4,937
SKF AB Class B	218	4,440
Svenska Handelsbanken AB Class A	379	4,248
Swedbank AB Class A	264	5,766
Swedish Match AB	246	11,086
Tele2 AB Class B	541	7,054
Telefonaktiebolaget LM Ericsson Class B	637	4,896
Telia Co. AB	1,822	8,998
Volvo AB Class B	277	4,727

		174,621
SWITZERLAND — 4.55%
ABB Ltd. Registered	231	5,423
Adecco Group AG Registered	59	3,930
Baloise Holding AG Registered	64	10,196
Barry Callebaut AG Registered	4	7,221
Chocoladefabriken Lindt & Spruengli AG Participation Certificates NVS	3	19,335
Cie. Financiere Richemont SA Registered	45	4,299
Clariant AG Registered	120	2,789
Dufry AG Registered[b]	32	4,553
EMS-Chemie Holding AG Registered	10	6,213
Geberit AG Registered	18	7,721
Givaudan SA Registered	4	8,967
Julius Baer Group Ltd.	97	5,805
Kuehne + Nagel International AG Registered	59	9,238
LafargeHolcim Ltd. Registered	70	3,915
Lonza Group AG Registered	25	6,167
Nestle SA Registered	139	10,809
Novartis AG Registered	67	5,191
Pargesa Holding SA Bearer	124	11,668
Partners Group Holding AG	12	8,807
Roche Holding AG NVS	33	7,362
Schindler Holding AG Participation Certificates NVS	60	12,462
Schindler Holding AG Registered	29	5,833

146

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI INTL SIZE FACTOR ETF

April 30, 2018

Security	Shares	Value
SGS SA Registered	3	$7,325
Sika AG Bearer	1	7,304
Sonova Holding AG Registered	52	8,626
Swatch Group AG (The) Bearer	13	6,284
Swatch Group AG (The) Registered	31	2,776
Swiss Life Holding AG Registered	21	7,393
Swiss Prime Site AG Registered	168	15,792
Swiss Re AG	76	7,268
Swisscom AG Registered	21	10,119
UBS Group AG Registered	229	3,880
Vifor Pharma AG	40	6,354
Zurich Insurance Group AG	18	5,775

		256,800
UNITED KINGDOM — 11.04%
3i Group PLC	611	7,924
Admiral Group PLC	238	6,533
Antofagasta PLC	293	3,924
Ashtead Group PLC	164	4,592
Associated British Foods PLC	155	5,773
AstraZeneca PLC	77	5,412
Aviva PLC	838	6,106
Babcock International Group PLC	845	8,564
BAE Systems PLC	853	7,179
Barclays PLC	1,360	3,882
Barratt Developments PLC	538	4,135
Berkeley Group Holdings PLC	97	5,440
BHP Billiton PLC	185	3,934
BP PLC	721	5,343
British American Tobacco PLC	147	8,097
British Land Co. PLC (The)	808	7,483
BT Group PLC	2,255	7,748
Bunzl PLC	347	10,089
Burberry Group PLC	238	5,978
Carnival PLC	98	6,378
Centrica PLC	3,005	6,366
Cobham PLC[b]	1,962	3,110
Coca-Cola European Partners PLC NVS	163	6,390
Coca-Cola HBC AGb	166	5,588
Compass Group PLC	460	9,884
ConvaTec Group PLC[c]	1,758	5,259
Croda International PLC	139	8,541
DCC PLC	62	5,978
Diageo PLC	293	10,448
Direct Line Insurance Group PLC	1,584	8,166
easyJet PLC	196	4,292
Experian PLC	374	8,587
Ferguson PLC	93	7,148
Fresnillo PLC	122	2,143
G4S PLC	1,126	4,015
GlaxoSmithKline PLC	395	7,951
GVC Holdings PLC	675	8,298
Hammerson PLC	1,266	9,573
Hargreaves Lansdown PLC	229	5,644
HSBC Holdings PLC	728	7,274
IMI PLC	329	4,948

Security	Shares	Value
Imperial Brands PLC	159	$5,704
InterContinental Hotels Group PLC	102	6,447
Intertek Group PLC	114	7,696
Investec PLC	515	4,096
ITV PLC	3,361	7,020
J Sainsbury PLC	937	3,988
Johnson Matthey PLC	109	4,945
Kingfisher PLC	1,965	8,222
Land Securities Group PLC	519	7,066
Legal & General Group PLC	1,678	6,240
Lloyds Banking Group PLC	6,112	5,443
London Stock Exchange Group PLC	136	8,055
Marks & Spencer Group PLC	1,060	4,200
Mediclinic International PLC	374	3,457
Meggitt PLC	700	4,555
Melrose Industries PLC	3,167	9,945
Merlin Entertainments PLC[c]	1,516	7,680
Micro Focus International PLC	147	2,537
Mondi PLC	196	5,469
National Grid PLC	594	6,895
Next PLC	85	6,153
Old Mutual PLC	1,428	4,949
Pearson PLC	303	3,480
Prudential PLC	238	6,145
Randgold Resources Ltd.	37	2,990
Reckitt Benckiser Group PLC	100	7,854
RELX PLC	597	12,782
Rio Tinto PLC	75	4,076
Rolls-Royce Holdings PLC	241	2,788
Rolls-Royce Holdings PLC New[b,e]	17,111	24
Royal Bank of Scotland Group PLC[b]	1,037	3,859
Royal Dutch Shell PLC Class A	127	4,427
Royal Dutch Shell PLC Class B	192	6,880
Royal Mail PLC	1,575	12,608
RSA Insurance Group PLC	683	6,184
Sage Group PLC (The)	740	6,474
Schroders PLC	152	6,911
Segro PLC	1,386	12,336
Severn Trent PLC	281	7,509
Shire PLC	101	5,378
Sky PLC	364	6,909
Smith & Nephew PLC	363	6,980
Smiths Group PLC	351	7,723
SSE PLC	392	7,456
St. James’s Place PLC	308	4,821
Standard Chartered PLC	260	2,747
Standard Life Aberdeen PLC	1,341	6,747
Taylor Wimpey PLC	1,425	3,764
Tesco PLC	2,209	7,177
Travis Perkins PLC	291	5,086
TUI AG	329	7,457
Unilever PLC	151	8,480
United Utilities Group PLC	829	8,486
Vodafone Group PLC	2,393	6,974
Weir Group PLC (The)	124	3,648
Whitbread PLC	140	8,255
Wm Morrison Supermarkets PLC	1,318	4,413

147

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI INTL SIZE FACTOR ETF

April 30, 2018

Security	Shares	Value
WPP PLC	457	$7,852

		622,559

TOTAL COMMON STOCKS
(Cost: $5,318,591)		5,560,871

PREFERRED STOCKS — 0.66%

GERMANY — 0.52%
Bayerische Motoren Werke AG NVS, Preference Shares	34	3,295
Fuchs Petrolub SE NVS, Preference Shares	122	6,565
Henkel AG & Co. KGaA NVS, Preference Shares	67	8,532
Porsche Automobil Holding SE NVS, Preference Shares	37	3,165
Schaeffler AG NVS, Preference Shares	287	4,461
Volkswagen AG NVS, Preference Shares	16	3,322

		29,340
ITALY — 0.14%
Intesa Sanpaolo SpA NVS, Preference Shares	1,154	4,581
Telecom Italia SpA/Milano NVS, Preference Shares	3,524	3,036

		7,617

TOTAL PREFERRED STOCKS (Cost: $34,167)		36,957

SHORT-TERM INVESTMENTS — 0.65%

MONEY MARKET FUNDS — 0.65%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.93%[f,g,h]	34,694	34,698
BlackRock Cash Funds: Treasury, SL Agency Shares
1.61%[f,g]	1,868	1,868

		36,566

TOTAL SHORT-TERM INVESTMENTS
(Cost: $36,564)		36,566

TOTAL INVESTMENTS IN SECURITIES — 99.93% (Cost: $5,389,322)		5,634,394
Other Assets, Less Liabilities — 0.07%		4,134

NET ASSETS — 100.00%		$5,638,528

ADR — American Depositary Receipts

148

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI INTL SIZE FACTOR ETF

April 30, 2018

NVS — Non-Voting Shares

SDR — Swedish Depositary Receipts

[a]	All or a portion of this security is on loan.
[b]	Non-income producing security.
[c]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
[d]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[e]	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
[f]	Affiliate of the Fund.
[g]	Annualized 7-day yield as of period end.
[h]	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended April 30, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated issuer	Shares held at 07/31/17	Shares purchased		Shares sold	Shares held at 04/30/18	Value at 04/30/18	Income		Net realized gain (loss)	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	20,802	13,892	[a]	—	34,694	$34,698	$290	[b]	$(10)	$2
BlackRock Cash Funds: Treasury, SL Agency Shares	1,089	779	[a]	—	1,868	1,868	24		—	—

						$36,566	$314		$(10)	$2

[a]	Net of purchases and sales.
[b]	Includes the Fund’s portion of securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common stocks	$5,560,847	$—	$24	$5,560,871
Preferred stocks	36,957	—	—	36,957
Money market funds	36,566	—	—	36,566

Total	$5,634,370	$—	$24	$5,634,394

149

Schedule of Investments (Unaudited)

iSHARES® EDGE MSCI INTL VALUE FACTOR ETF

April 30, 2018

Security	Shares	Value
COMMON STOCKS — 97.96%

AUSTRALIA — 1.28%
BlueScope Steel Ltd.	7,717	$96,174
Fortescue Metals Group Ltd.	66,995	230,604
Incitec Pivot Ltd.	22,135	63,493
Origin Energy Ltd.[a]	39,898	293,641
Santos Ltd.[a]	20,649	95,703
Sonic Healthcare Ltd.	13,060	232,854
South32 Ltd.	161,520	453,555
Wesfarmers Ltd.	21,108	697,403

		2,163,427
AUSTRIA — 0.38%
OMV AG	3,346	208,196
Raiffeisen Bank International AGa	4,177	141,306
Voestalpine AG	5,396	284,965

		634,467
BELGIUM — 0.31%
Ageas	5,332	286,352
Solvay SA	1,667	232,826

		519,178
CANADA — 2.59%
Empire Co. Ltd. Class A NVS	22,519	436,169
Fairfax Financial Holdings Ltd.	252	139,732
First Quantum Minerals Ltd.	19,046	274,855
George Weston Ltd.	3,985	326,988
Linamar Corp.	960	53,880
Loblaw Companies Ltd.	15,378	783,325
Magna International Inc.	10,291	608,734
Open Text Corp.	4,305	152,225
Power Corp. of Canada	5,652	134,516
Teck Resources Ltd. Class B	29,273	735,964
Valeant Pharmaceuticals International Inc.[a]	40,838	738,426

		4,384,814
DENMARK — 0.83%
AP Moller — Maersk A/S Class A	128	196,463
AP Moller — Maersk A/S Class B NVS	256	413,310
Carlsberg A/S Class B	7,031	788,310

		1,398,083
FINLAND — 0.88%
Nokia OYJ	80,539	484,395
Stora Enso OYJ Class R	19,046	378,192
UPM-Kymmene OYJ	17,432	625,100

		1,487,687

Security	Shares	Value
FRANCE — 11.56%
Atos SE	2,371	$320,553
AXA SA NVS	48,205	1,381,482
BNP Paribas SA	25,736	1,989,408
Carrefour SA NVS	44,078	907,199
Casino Guichard Perrachon SA NVS	8,545	443,522
Cie. de Saint-Gobain NVS	13,015	683,947
Cie. Generale des Etablissements Michelin SCA Class B NVS	2,371	333,874
CNP Assurances NVS	2,563	65,772
Credit Agricole SA	24,517	403,888
Electricite de France SA NVS	17,983	253,120
Engie SA NVS	53,676	943,587
Orange SA NVS	34,979	638,784
Peugeot SA NVS	19,814	488,840
Renault SA NVS	7,010	760,898
Rexel SA	12,420	192,825
Sanofi NVS	71,586	5,690,187
SCOR SE	3,409	138,596
Societe Generale SA NVS	23,845	1,309,536
TOTAL SA NVS	41,053	2,595,579

		19,541,597
GERMANY — 5.15%
Allianz SE Registered	5,819	1,381,214
Bayerische Motoren Werke AG	6,754	754,572
Commerzbank AGa	42,027	543,822
Daimler AG Registered	21,300	1,685,619
Deutsche Bank AG Registered	82,063	1,126,922
Deutsche Lufthansa AG Registered	22,711	663,211
HeidelbergCement AG	5,204	510,920
K+S AG Registered[b]	4,241	125,076
Merck KGaA	5,458	535,593
METRO AG	16,867	244,850
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Registered	3,011	691,017
RWE AG	9,830	236,047
Volkswagen AG	1,024	209,581

		8,708,444
HONG KONG — 4.27%
CK Asset Holdings Ltd.	128,000	1,109,853
CK Hutchison Holdings Ltd.	128,000	1,518,402
Hang Lung Properties Ltd.	64,000	152,003
NWS Holdings Ltd.	64,000	126,561
PCCW Ltd.	239,000	148,304
Sino Land Co. Ltd.	256,000	442,963
Sun Hung Kai Properties Ltd.	64,000	1,034,014
WH Group Ltd.[c]	897,500	936,581
Wharf Holdings Ltd. (The)	63,000	210,716
Wharf Real Estate Investment Co. Ltd.	165,000	1,240,404
Wheelock & Co. Ltd.	31,000	231,268
Yue Yuen Industrial Holdings Ltd.	25,500	72,618

		7,223,687

150

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI INTL VALUE FACTOR ETF

April 30, 2018

Security	Shares	Value
IRELAND — 0.10%
Bank of Ireland Group PLC	18,147	$163,343

		163,343
ISRAEL — 1.47%
Bank Hapoalim BM	26,465	181,391
Bank Leumi Le-Israel BM	38,582	228,410
Israel Chemicals Ltd.	9,779	43,977
Teva Pharmaceutical Industries Ltd. ADR NVS[b]	112,591	2,024,386

		2,478,164
ITALY — 3.00%
Assicurazioni Generali SpA	20,841	421,515
Enel SpA	166,459	1,059,477
Eni SpA	35,163	688,239
Fiat Chrysler Automobiles NVa	40,477	908,153
Leonardo SpA	7,084	82,251
Mediobanca Banca di Credito Finanziario SpA	14,087	171,305
Telecom Italia SpA/Milano[a]	428,235	423,331
UniCredit SpA	56,078	1,217,800
UnipolSai Assicurazioni SpA	33,784	91,024

		5,063,095
JAPAN — 39.52%
Aeon Mall Co. Ltd.	6,400	129,725
Aisin Seiki Co. Ltd.	6,400	347,416
Alfresa Holdings Corp.	12,800	282,612
Alps Electric Co. Ltd.	6,400	142,008
Amada Holdings Co. Ltd.	12,800	154,056
ANA Holdings Inc.	6,400	253,836
Asahi Glass Co. Ltd.	6,400	265,534
Asahi Group Holdings Ltd.	25,600	1,295,148
Asahi Kasei Corp.	25,200	347,169
Bridgestone Corp.	12,800	536,799
Brother Industries Ltd.	6,400	137,797
Canon Inc.	32,000	1,108,339
Central Japan Railway Co.	6,400	1,284,971
Chubu Electric Power Co. Inc.	19,200	300,655
Concordia Financial Group Ltd.	38,300	222,957
Credit Saison Co. Ltd.	6,400	114,811
Dai Nippon Printing Co. Ltd.	6,400	137,914
Dai-ichi Life Holdings Inc.	32,000	635,760
Daicel Corp.	12,800	148,091
Daiichi Sankyo Co. Ltd.	32,000	1,096,642
Daiwa House Industry Co. Ltd.	25,600	938,140
Denso Corp.	6,400	336,654
East Japan Railway Co.	2,600	249,248
Electric Power Development Co. Ltd.	6,400	174,176
FamilyMart UNY Holdings Co. Ltd.	6,400	621,723
FUJIFILM Holdings Corp.	25,600	1,030,551
Fujitsu Ltd.	64,000	389,469
Hachijuni Bank Ltd. (The)	25,600	135,457

Security	Shares	Value
Hankyu Hanshin Holdings Inc.	6,400	$252,374
Hino Motors Ltd.	6,400	78,198
Hitachi Ltd.	256,000	1,875,345
Hitachi Metals Ltd.	6,400	73,460
Honda Motor Co. Ltd.	44,800	1,542,258
Iida Group Holdings Co. Ltd.	6,400	125,222
Inpex Corp.	18,900	242,241
Isuzu Motors Ltd.	12,800	195,816
ITOCHU Corp.	115,200	2,309,790
J Front Retailing Co. Ltd.	6,400	103,815
Japan Airlines Co. Ltd.	6,400	252,081
Japan Post Bank Co. Ltd.	6,400	87,029
Japan Post Holdings Co. Ltd.	38,400	466,731
JFE Holdings Inc.	38,400	791,161
JTEKT Corp.	6,400	103,815
JXTG Holdings Inc.	108,800	710,320
Kamigumi Co. Ltd.	6,400	144,464
Kansai Electric Power Co. Inc. (The)	25,600	357,944
Kawasaki Heavy Industries Ltd.	6,400	214,649
KDDI Corp.	25,600	687,112
Kobe Steel Ltd.	19,200	198,624
Konica Minolta Inc.	25,600	219,913
Kuraray Co. Ltd.	19,200	319,693
Kyocera Corp.	12,800	818,592
Kyushu Electric Power Co. Inc.	12,800	158,150
LIXIL Group Corp.	6,400	143,470
Marubeni Corp.	122,600	923,435
Mazda Motor Corp.	12,800	177,978
Mebuki Financial Group Inc.	29,600	114,965
Medipal Holdings Corp.	12,800	275,008
MINEBEA MITSUMI Inc.	12,800	256,994
Mitsubishi Chemical Holdings Corp.	64,000	607,978
Mitsubishi Corp.	89,600	2,478,585
Mitsubishi Electric Corp.	57,600	884,595
Mitsubishi Gas Chemical Co. Inc.	6,400	150,547
Mitsubishi Heavy Industries Ltd.	12,800	506,034
Mitsubishi Materials Corp.	6,400	195,348
Mitsubishi Tanabe Pharma Corp.	12,800	243,776
Mitsubishi UFJ Financial Group Inc.	360,100	2,412,843
Mitsubishi UFJ Lease & Finance Co. Ltd.	12,800	81,532
Mitsui & Co. Ltd.	94,500	1,706,916
Mitsui Chemicals Inc.	12,800	367,302
Mitsui OSK Lines Ltd.	6,400	189,792
Mizuho Financial Group Inc.	810,100	1,468,804
MS&AD Insurance Group Holdings Inc.	12,800	429,533
NEC Corp.	9,600	263,633
Nexon Co. Ltd.[a]	12,800	186,341
NH Foods Ltd.	6,300	275,490
Nikon Corp.	6,400	111,594
Nippon Steel & Sumitomo Metal Corp.	31,800	693,105
Nippon Telegraph & Telephone Corp.	19,200	913,283
Nippon Yusen KK	6,400	136,510
Nissan Motor Co. Ltd.	73,300	771,350
Nisshin Seifun Group Inc.	19,200	419,882
Nomura Holdings Inc.	85,400	493,318
Nomura Real Estate Master Fund Inc.	128	178,621
NSK Ltd.	6,400	85,977
NTT DOCOMO Inc.	19,200	497,437
Obayashi Corp.	25,600	295,245
Oji Holdings Corp.	64,000	450,354

151

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI INTL VALUE FACTOR ETF

April 30, 2018

Security	Shares	Value
ORIX Corp.	32,000	$562,650
Osaka Gas Co. Ltd.	12,800	275,359
Otsuka Holdings Co. Ltd.	19,200	1,005,752
Resona Holdings Inc.	73,000	415,351
Ricoh Co. Ltd.	38,400	375,841
Rohm Co. Ltd.	6,400	597,743
SBI Holdings Inc./Japan	6,400	161,835
Sega Sammy Holdings Inc.	6,400	105,044
Seiko Epson Corp.	12,800	240,384
Sekisui House Ltd.	19,200	351,715
Seven & i Holdings Co. Ltd.	51,200	2,248,261
Shimizu Corp.	12,800	126,801
Shinsei Bank Ltd.	6,400	99,897
Sompo Holdings Inc.	6,400	268,458
Sony Corp.	19,200	947,498
Subaru Corp.	12,800	430,351
Sumitomo Chemical Co. Ltd.	64,000	367,887
Sumitomo Corp.	89,600	1,612,677
Sumitomo Dainippon Pharma Co. Ltd.	6,400	116,683
Sumitomo Electric Industries Ltd.	19,200	294,690
Sumitomo Metal Mining Co. Ltd.	6,400	274,775
Sumitomo Mitsui Financial Group Inc.	44,800	1,862,828
Sumitomo Mitsui Trust Holdings Inc.	12,800	543,466
Sumitomo Rubber Industries Ltd.	6,400	114,460
Suzuken Co. Ltd./Aichi Japan	6,400	275,476
Suzuki Motor Corp.	6,400	344,550
T&D Holdings Inc.	12,800	217,457
Taiheiyo Cement Corp.	6,400	242,431
Taisei Corp.	6,400	345,661
TDK Corp.	6,400	552,707
Teijin Ltd.	6,400	120,543
Tohoku Electric Power Co. Inc.	12,800	165,052
Tokio Marine Holdings Inc.	6,400	302,498
Tokyo Electric Power Co. Holdings Inc.[a]	97,800	465,650
Toshiba Corp.[a]	64,000	171,369
Toyo Seikan Group Holdings Ltd.	6,400	100,774
Toyo Suisan Kaisha Ltd.	6,400	252,081
Toyota Industries Corp.	6,400	378,414
Toyota Motor Corp.	56,700	3,720,929
Toyota Tsusho Corp.	12,800	460,297
West Japan Railway Co.	6,400	453,279
Yamada Denki Co. Ltd.	12,600	66,095
Yamaha Motor Co. Ltd.	6,400	204,706

		66,774,405
NETHERLANDS — 3.94%
Aegon NV	74,983	551,901
AerCap Holdings NVa	8,805	459,005
ArcelorMittal[a]	31,412	1,066,260
Boskalis Westminster	1,472	43,697
ING Groep NV	47,926	809,269
Koninklijke Ahold Delhaize NV	133,445	3,225,369
NN Group NV	10,611	508,834

		6,664,335

Security	Shares	Value
NORWAY — 0.69%
DNB ASA	8,997	$169,078
Marine Harvest ASA	22,975	500,878
Statoil ASA	14,279	366,283
Yara International ASA	3,089	130,715

		1,166,954
SINGAPORE — 2.10%
CapitaLand Ltd.	69,300	196,796
DBS Group Holdings Ltd.	32,100	747,679
Golden Agri-Resources Ltd.	1,382,800	360,308
Hutchison Port Holdings Trust	243,500	81,573
Keppel Corp. Ltd.	79,200	489,897
Oversea-Chinese Banking Corp. Ltd.[b]	43,400	452,339
Sembcorp Industries Ltd.	64,000	148,393
Singapore Airlines Ltd.	25,600	210,361
Wilmar International Ltd.	281,900	694,078
Yangzijiang Shipbuilding Holdings Ltd.	192,300	169,926

		3,551,350
SPAIN — 2.89%
Banco de Sabadell SA	115,327	226,633
Banco Santander SA	243,448	1,580,380
CaixaBank SA	52,003	253,770
Iberdrola SA	115,966	898,946
International Consolidated Airlines Group SA	36,489	316,185
Mapfre SA	23,846	83,090
Repsol SA	35,815	685,856
Siemens Gamesa Renewable Energy SA	4,305	74,197
Telefonica SA	75,171	765,898

		4,884,955
SWEDEN — 0.70%
Boliden AB	4,076	142,098
Getinge AB Class B	11,308	105,617
Telefonaktiebolaget LM Ericsson Class B	85,721	658,865
Telia Co. AB	54,831	270,800

		1,177,380
SWITZERLAND — 0.83%
Credit Suisse Group AG Registered	36,489	619,086
Swiss Life Holding AG Registered	567	199,616
Swiss Re AG	6,111	584,369

		1,403,071
UNITED KINGDOM — 15.47%
3i Group PLC	9,337	121,093
Anglo American PLC	64,083	1,508,797
Aviva PLC	26,443	192,668
Babcock International Group PLC	12,356	125,222
Barclays PLC	607,484	1,734,098
Barratt Developments PLC	17,496	134,467
Berkeley Group Holdings PLC	3,153	176,838

152

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI INTL VALUE FACTOR ETF

April 30, 2018

Security	Shares	Value
BP PLC	258,537	$1,915,796
BT Group PLC	105,807	363,532
easyJet PLC	2,883	63,137
Glencore PLC	250,370	1,209,379
HSBC Holdings PLC	273,299	2,730,611
Imperial Brands PLC	17,416	624,765
J Sainsbury PLC	274,247	1,167,198
Kingfisher PLC	21,570	90,257
Lloyds Banking Group PLC	1,245,552	1,109,282
Mediclinic International PLC	9,907	91,561
Meggitt PLC	22,519	146,522
Melrose Industries PLC	100	315
Old Mutual PLC	70,750	245,178
Pearson PLC	14,663	168,395
Persimmon PLC	3,473	129,873
Rio Tinto PLC	18,910	1,027,763
Royal Bank of Scotland Group PLC[a]	86,297	321,163
Royal Dutch Shell PLC Class A	69,215	2,412,885
Royal Dutch Shell PLC Class B	55,730	1,996,904
Royal Mail PLC	50,384	403,332
Shire PLC	47,976	2,554,642
Standard Chartered PLC	63,861	674,645
Taylor Wimpey PLC	37,836	99,927
Tesco PLC	139,016	451,686
Travis Perkins PLC	4,820	84,247
Vodafone Group PLC	411,212	1,198,466
Wm Morrison Supermarkets PLC	259,893	870,209

		26,144,853

TOTAL COMMON STOCKS
(Cost: $145,943,270)		165,533,289

PREFERRED STOCKS — 1.27%

GERMANY — 1.11%
Bayerische Motoren Werke AG NVS, Preference Shares	832	80,619
Porsche Automobil Holding SE NVS, Preference Shares	6,178	528,469
Volkswagen AG NVS, Preference Shares	6,111	1,268,747

		1,877,835
ITALY — 0.16%
Intesa Sanpaolo SpA NVS, Preference Shares	9,040	35,890
Telecom Italia SpA/Milano NVS, Preference Shares	261,048	224,879

		260,769

TOTAL PREFERRED STOCKS
(Cost: $1,601,341)		2,138,604

Security	Shares	Value
SHORT-TERM INVESTMENTS — 1.24%

MONEY MARKET FUNDS — 1.24%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.93%[d,e,f]	2,078,083	$2,078,290
BlackRock Cash Funds: Treasury, SL Agency Shares
1.61%[d,e]	15,767	15,767

		2,094,057

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,093,855)		2,094,057

TOTAL INVESTMENTS IN SECURITIES — 100.47%
(Cost: $149,638,466)		169,765,950
Other Assets, Less Liabilities — (0.47)%		(793,181)

NET ASSETS — 100.00%		$168,972,769

ADR — American Depositary Receipts

NVS — Non-Voting Shares

[a]	Non-income producing security.
[b]	All or a portion of this security is on loan.
[c]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
[d]	Affiliate of the Fund.
[e]	Annualized 7-day yield as of period end.
[f]	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended April 30, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated issuer	Shares held at 07/31/17	Shares purchased		Shares sold	Shares held at 04/30/18	Value at 04/30/18	Income		Net realized gain (loss)	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	84,729	1,993,354	[a]	—	2,078,083	$2,078,290	$9,587	[b]	$(362)	$198
BlackRock Cash Funds: Treasury, SL Agency Shares	2,903	12,864	[a]	—	15,767	15,767	809		—	—

						$2,094,057	$10,396		$(362)	$198

[a]	Net of purchases and sales.
[b]	Includes the Fund’s portion of securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities.

153

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI INTL VALUE FACTOR ETF

April 30, 2018

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common stocks	$165,533,289	$—	$—	$165,533,289
Preferred stocks	2,138,604	—	—	2,138,604
Money market funds	2,094,057	—	—	2,094,057

Total	$169,765,950	$—	$—	$169,765,950

154

Schedule of Investments (Unaudited)

iSHARES® EDGE MSCI MIN VOL ASIA ex JAPAN ETF

April 30, 2018

Security	Shares	Value
COMMON STOCKS — 99.51%

CHINA — 31.11%
3SBio Inc.[a,b]	4,000	$8,654
AAC Technologies Holdings Inc.	3,300	48,060
Agricultural Bank of China Ltd. Class H	192,000	109,110
Alibaba Group Holding Ltd. ADR[a,c]	590	105,339
ANTA Sports Products Ltd.	8,000	46,023
Autohome Inc. ADR	240	23,412
Baidu Inc. ADR[a]	416	104,374
Bank of China Ltd. Class H	148,000	81,088
Bank of Communications Co. Ltd. Class H	16,000	13,170
Beijing Capital International Airport Co. Ltd. Class H	16,000	21,936
China CITIC Bank Corp. Ltd. Class H	16,000	11,539
China Construction Bank Corp. Class H	72,000	76,328
China Everbright Bank Co. Ltd. Class H	44,000	22,145
China Huarong Asset Management Co. Ltd. Class Hb	64,000	22,181
China Huishan Dairy Holdings Co. Ltd.[a,d]	11,200	—
China Medical System Holdings Ltd.	16,000	39,469
China Mengniu Dairy Co. Ltd.	16,000	51,986
China Minsheng Banking Corp. Ltd. Class H	8,300	7,826
China Mobile Ltd.	10,000	95,817
China Pacific Insurance Group Co. Ltd. Class H	800	3,562
China Petroleum & Chemical Corp. Class H	72,000	70,365
China Resources Beer Holdings Co. Ltd.	16,000	69,213
China Resources Pharmaceutical Group Ltd.[b]	6,000	8,302
China Telecom Corp. Ltd. Class H	96,000	46,971
China Unicom Hong Kong Ltd.[a]	8,000	11,396
CITIC Ltd.	16,000	24,546
COSCO SHIPPING Ports Ltd.	16,000	14,128
Country Garden Holdings Co. Ltd.	4,000	8,267
CSPC Pharmaceutical Group Ltd.	40,000	102,953
Fullshare Holdings Ltd.[c]	40,000	21,967
Guangdong Investment Ltd.	48,000	74,738
Hengan International Group Co. Ltd.[c]	4,000	35,677
Industrial & Commercial Bank of China Ltd. Class H	84,000	74,707
JD.com Inc. ADR[a,c]	308	11,245
Jiangsu Expressway Co. Ltd. Class H	40,000	55,044
Kingboard Chemical Holdings Ltd.	6,000	24,693
Lenovo Group Ltd.	8,000	3,822
NetEase Inc. ADR	196	50,386
New Oriental Education & Technology Group Inc. ADR	425	38,182
PetroChina Co. Ltd. Class H	144,000	106,235
Ping An Insurance Group Co. of China Ltd. Class H	4,000	39,525
Semiconductor Manufacturing International Corp.[a,c]	6,200	7,995
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	16,000	9,867
Shanghai Fosun Pharmaceutical Group Co. Ltd. Class H	2,000	10,945
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	14,000	20,020
Shanghai Pharmaceuticals Holding Co. Ltd. Class H	3,600	9,885
Shenzhou International Group Holdings Ltd.	6,000	65,900
Sihuan Pharmaceutical Holdings Group Ltd.	52,000	12,655
SINA Corp./China[a]	144	13,758
Sino Biopharmaceutical Ltd.	16,000	34,046
Sinopharm Group Co. Ltd. Class H	3,200	13,496
Sun Art Retail Group Ltd.	12,000	13,577
TAL Education Group Class A ADR	1,016	37,003
Tencent Holdings Ltd.	2,000	99,640
TravelSky Technology Ltd. Class H	16,000	47,093

Security	Shares	Value
Want Want China Holdings Ltd.[c]	24,000	$21,314
Weibo Corp. ADR[a]	192	21,988
Yum China Holdings Inc.	1,568	67,048
YY Inc. ADR[a]	48	4,627
ZTE Corp. Class Ha	3,200	7,312

		2,302,550
HONG KONG — 8.53%
ASM Pacific Technology Ltd.	400	5,504
BOC Hong Kong Holdings Ltd.	2,000	10,410
CK Infrastructure Holdings Ltd.	8,000	63,301
CLP Holdings Ltd.	10,000	103,845
Hang Seng Bank Ltd.	4,000	101,730
HK Electric Investments & HK Electric Investments Ltd.[b]	40,000	37,206
HKT Trust & HKT Ltd.	12,160	16,021
Hong Kong & China Gas Co. Ltd.[c]	64,482	135,073
Link REIT	2,000	17,736
MTR Corp. Ltd.	16,000	90,211
Power Assets Holdings Ltd.[c]	6,000	44,685
Yue Yuen Industrial Holdings Ltd.	2,000	5,695

		631,417
INDIA — 5.54%
Infosys Ltd. ADR NVS	12,396	219,037
ITC Ltd.	100	422
Wipro Ltd. ADR NVS[c]	39,892	190,684

		410,143
INDONESIA — 2.59%
Bank Central Asia Tbk PT	62,800	99,758
Bank Mandiri Persero Tbk PT	9,600	4,916
Gudang Garam Tbk PT	500	2,491
Hanjaya Mandala Sampoerna Tbk PT	130,800	33,282
Kalbe Farma Tbk PT	49,200	5,322
Telekomunikasi Indonesia Persero Tbk PT	50,800	13,985
Unilever Indonesia Tbk PT	9,600	31,983

		191,737
MALAYSIA — 8.63%
DiGi.Com Bhd	25,600	30,210
HAP Seng Consolidated Bhd	8,400	20,981
Hong Leong Bank Bhd	19,600	94,915
IHH Healthcare Bhd[c]	54,000	83,680
Kuala Lumpur Kepong Bhd	3,600	23,379
Malayan Banking Bhd	35,200	96,714
Maxis Bhd	25,600	38,040
MISC Bhd	1,200	2,190
Petronas Dagangan Bhd	2,000	13,763
Petronas Gas Bhd	2,400	10,901
PPB Group Bhd	6,000	29,423
Public Bank Bhd	21,200	128,599
Telekom Malaysia Bhd	19,200	25,936
Tenaga Nasional Bhd	10,000	40,372

		639,103

155

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MIN VOL ASIA ex JAPAN ETF

April 30, 2018

Security	Shares	Value
PAKISTAN — 0.26%
Habib Bank Ltd.	5,600	$9,434
MCB Bank Ltd.	5,600	10,120

		19,554
PHILIPPINES — 3.29%
Aboitiz Equity Ventures Inc.	18,800	25,376
Aboitiz Power Corp.	31,000	22,763
Ayala Corp.	475	8,867
Bank of the Philippine Islands	27,593	55,986
BDO Unibank Inc.	34,603	88,063
Jollibee Foods Corp.	4,750	26,160
Security Bank Corp.	850	3,433
Universal Robina Corp.	4,640	12,597

		243,245
SINGAPORE — 4.51%
Oversea-Chinese Banking Corp. Ltd.	6,000	62,536
SATS Ltd.	8,800	36,820
Singapore Airlines Ltd.	10,800	88,746
Singapore Telecommunications Ltd.	26,800	71,248
United Overseas Bank Ltd.	2,000	45,527
Wilmar International Ltd.	11,600	28,561

		333,438
SOUTH KOREA — 12.03%
Celltrion Inc.[a]	65	16,493
CJ CheilJedang Corp.	16	5,138
CJ Logistics Corp.[a]	80	11,722
Coway Co. Ltd.	108	8,848
DB Insurance Co. Ltd.	508	29,917
E-MART Inc.	52	13,145
Hanwha Life Insurance Co. Ltd.	2,704	15,773
Hyundai Glovis Co. Ltd.	32	5,048
Hyundai Marine & Fire Insurance Co. Ltd.	280	10,028
Hyundai Mobis Co. Ltd.	68	15,790
Kakao Corp.	128	13,303
Kangwon Land Inc.	956	25,868
Korea Electric Power Corp.	96	3,366
KT Corp.	234	5,970
KT&G Corp.	668	61,168
LG Display Co. Ltd.	492	10,802
NAVER Corp.	108	72,401
NCSoft Corp.	92	31,010
Netmarble Corp.[b]	80	11,048
S-1 Corp.	416	38,209
Samsung Biologics Co. Ltd.[a,b]	96	43,863
Samsung Electro-Mechanics Co. Ltd.	244	27,072
Samsung Electronics Co. Ltd.	52	129,020
Samsung Fire & Marine Insurance Co. Ltd.	240	60,110
Samsung Life Insurance Co. Ltd.	456	49,953
Samsung SDI Co. Ltd.	192	32,987

Security	Shares	Value
Samsung SDS Co. Ltd.	32	$7,341
Shinhan Financial Group Co. Ltd.	300	13,384
SK Hynix Inc.	1,168	92,408
SK Telecom Co. Ltd.	136	29,096

		890,281
TAIWAN — 15.26%
Advantech Co. Ltd.	4,055	28,028
ASE Industrial Holding Co. Ltd.	4,124	11,193
Asustek Computer Inc.	4,000	37,585
Chang Hwa Commercial Bank Ltd.	8,021	4,636
Chicony Electronics Co. Ltd.	8,818	21,817
Chunghwa Telecom Co. Ltd.	24,000	91,663
Delta Electronics Inc.	8,000	29,202
Far EasTone Telecommunications Co. Ltd.	40,000	105,994
First Financial Holding Co. Ltd.	136,678	94,240
Foxconn Technology Co. Ltd.	4,935	12,326
Hon Hai Precision Industry Co. Ltd.	32,284	90,458
Hua Nan Financial Holdings Co. Ltd.	164,336	99,702
Lite-On Technology Corp.	24,611	32,649
Mega Financial Holding Co. Ltd.	36,000	31,940
Novatek Microelectronics Corp.	4,000	16,900
Powertech Technology Inc.	8,000	23,092
President Chain Store Corp.	4,000	39,545
Quanta Computer Inc.	16,000	29,257
Standard Foods Corp.	8,230	18,526
Synnex Technology International Corp.	20,200	29,187
Taiwan Cooperative Financial Holding Co. Ltd.	148,726	86,713
Taiwan Mobile Co. Ltd.	16,000	59,216
Taiwan Semiconductor Manufacturing Co. Ltd.	12,000	92,069
United Microelectronics Corp.	40,000	21,631
WPG Holdings Ltd.	16,000	21,659

		1,129,228
THAILAND — 7.76%
Advanced Info Service PCL NVDR	3,600	23,726
Airports of Thailand PCL NVDR	28,000	63,213
Bangkok Bank PCL	1,600	10,241
Bangkok Dusit Medical Services PCL NVDR	95,200	67,871
Bangkok Expressway & Metro PCL NVDR	70,000	17,189
BTS Group Holdings PCL NVDR	156,400	44,353
Bumrungrad Hospital PCL NVDR	7,200	43,346
CP ALL PCL NVDR	24,400	67,262
Delta Electronics Thailand PCL NVDR	13,600	28,980
Electricity Generating PCL NVDR	2,400	16,958
Glow Energy PCL NVDR	16,800	45,913
Home Product Center PCL NVDR	73,200	34,791
Kasikornbank PCL	1,600	10,190
KCE Electronics PCL NVDR[c]	8,000	17,300
Robinson PCL NVDR	2,400	5,000
Siam Cement PCL (The) Foregin	2,800	41,521
Siam Commercial Bank PCL (The) NVDR	2,000	8,302

156

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MIN VOL ASIA ex JAPAN ETF

April 30, 2018

Security	Shares	Value
Thai Union Group PCL NVDR	49,600	$28,289

		574,445

TOTAL COMMON STOCKS
(Cost: $6,000,477)		7,365,141

PREFERRED STOCKS — 0.11%

SOUTH KOREA — 0.11%
Samsung Electronics Co. Ltd. NVS, Preference Shares	4	7,959

		7,959

TOTAL PREFERRED STOCKS
(Cost: $3,458)		7,959

SHORT-TERM INVESTMENTS — 8.82%

MONEY MARKET FUNDS — 8.82%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.93%[e,f,g]	640,709	640,773
BlackRock Cash Funds: Treasury, SL Agency Shares
1.61%[e,f]	11,649	11,649

		652,422

TOTAL SHORT-TERM INVESTMENTS
(Cost: $652,397)		652,422

TOTAL INVESTMENTS IN SECURITIES — 108.44%
(Cost: $6,656,332)		8,025,522
Other Assets, Less Liabilities — (8.44)%		(624,417)

NET ASSETS — 100.00%		$7,401,105

ADR — American Depositary Receipts

NVDR — Non-Voting Depositary Receipts

NVS — Non-Voting Shares

[a]	Non-income producing security.
[b]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
[c]	All or a portion of this security is on loan.
[d]	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
[e]	Affiliate of the Fund.
[f]	Annualized 7-day yield as of period end.
[g]	All or a portion of this security was purchased with cash collateral received from loaned securities.

157

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MIN VOL ASIA ex JAPAN ETF

April 30, 2018

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended April 30, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated issuer	Shares held at 07/31/17	Shares purchased		Shares sold	Shares held at 04/30/18	Value at 04/30/18	Income		Net realized gain (loss)	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	409,845	230,864	[a]	—	640,709	$640,773	$2,359	[b]	$(28)	$(33)
BlackRock Cash Funds: Treasury, SL Agency Shares	7,427	4,222	[a]	—	11,649	11,649	83		—	—

						$652,422	$2,442		$(28)	$(33)

[a]	Net of purchases and sales.
[b]	Includes the Fund’s portion of securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3		Total
Investments
Assets
Common stocks	$7,228,809	$136,332	$0	[a]	$7,365,141
Preferred stocks	—	7,959	—		7,959
Money market funds	652,422	—	—		652,422

Total	$7,881,231	$144,291	$0	[a]	$8,025,522

[a]	Rounds to less than $1.

The Fund had transfers from Level 1 to Level 2 during the nine months ended April 30, 2018 in the amount of $67,257, resulting from a temporary suspension of trading.

158

Schedule of Investments (Unaudited)

iSHARES® EDGE MSCI MIN VOL EAFE CURRENCY HEDGED ETF

April 30, 2018

Security	Shares	Value
INVESTMENT COMPANIES — 99.91%

EXCHANGE-TRADED FUNDS — 99.91%
iShares Edge MSCI Min Vol EAFE ETF[a,b]	225,064	$16,677,243

		16,677,243

TOTAL INVESTMENT COMPANIES (Cost: $14,324,802)		16,677,243

SHORT-TERM INVESTMENTS — 45.99%

MONEY MARKET FUNDS — 45.99%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.93%[a,c,d]	7,667,481	7,668,248
BlackRock Cash Funds: Treasury, SL Agency Shares
1.61%[a,c]	8,090	8,090

		7,676,338

TOTAL SHORT-TERM INVESTMENTS (Cost: $7,676,338)		7,676,338

TOTAL INVESTMENTS IN SECURITIES — 145.90% (Cost: $22,001,140)		24,353,581
Other Assets, Less Liabilities — (45.90)%		(7,661,673)

NET ASSETS — 100.00%		$16,691,908

[a]	Affiliate of the Fund.
[b]	All or a portion of this security is on loan.
[c]	Annualized 7-day yield as of period end.
[d]	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended April 30, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated issuer	Shares held at 07/31/17	Shares purchased		Shares sold	Shares held at 04/30/18	Value at 04/30/18	Income		Net realized gain (loss)	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	—	7,667,481	[a]	—	7,667,481	$7,668,248	$432	[b]	$—	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	6,775	1,315	[a]	—	8,090	8,090	82		—	—
iShares Edge MSCI Min Vol EAFE ETF	263,214	13,726		(51,876)	225,064	16,677,243	96,707		495,098	423,131

						$24,353,581	$97,221		$495,098	$423,131

[a]	Net of purchases and sales.
[b]	Includes the Fund’s portion of securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities.

159

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MIN VOL EAFE CURRENCY HEDGED ETF

April 30, 2018

Forward Currency Contracts

Forward currency contracts outstanding as of April 30, 2018 were as follows:

Currency purchased		Currency sold		Counterparty	Settlement date	Unrealized appreciation (depreciation)
USD	936,535	AUD	1,222,000	MS	05/08/2018	$16,542
USD	2,125,649	CHF	2,024,000	MS	05/08/2018	82,443
USD	926,069	DKK	5,578,000	MS	05/08/2018	21,591
USD	2,871,807	EUR	2,321,000	MS	05/08/2018	67,990
USD	2,066,147	GBP	1,464,000	MS	05/08/2018	50,132
USD	1,289,264	HKD	10,105,000	MS	05/08/2018	1,566
USD	174,957	ILS	611,000	MS	05/08/2018	5,123
USD	4,818,772	JPY	510,502,000	MS	05/08/2018	147,201
USD	45,742	NOK	358,000	MS	05/08/2018	1,109
USD	81,742	NZD	113,000	MS	05/08/2018	2,238
USD	276,375	SEK	2,293,000	MS	05/08/2018	14,420
USD	706,064	SGD	924,000	MS	05/08/2018	9,164
SEK	4,000	USD	458	MS	06/07/2018	—
USD	946,978	AUD	1,253,000	MS	06/07/2018	3,592
USD	2,084,032	CHF	2,059,000	MS	06/07/2018	249
USD	917,240	DKK	5,643,000	MS	06/07/2018	189
USD	2,942,657	EUR	2,430,000	MS	06/07/2018	735
USD	2,085,301	GBP	1,512,000	MS	06/07/2018	358
USD	39,534	HKD	310,000	MS	06/07/2018	1
USD	180,223	ILS	647,000	MS	06/07/2018	75
USD	21,235	JPY	2,312,000	MS	06/07/2018	38
USD	43,531	NOK	348,000	MS	06/07/2018	101
USD	82,573	NZD	117,000	MS	06/07/2018	262
USD	273,880	SEK	2,381,000	MS	06/07/2018	1,270
USD	742,863	SGD	984,000	MS	06/07/2018	264

						426,653

AUD	1,222,000	USD	924,148	MS	05/08/2018	(4,155)
CHF	2,024,000	USD	2,046,113	MS	05/08/2018	(2,907)
DKK	5,578,000	USD	905,106	MS	05/08/2018	(628)
EUR	2,321,000	USD	2,805,264	MS	05/08/2018	(1,447)
GBP	1,464,000	USD	2,017,774	MS	05/08/2018	(1,759)
HKD	10,105,000	USD	1,287,743	MS	05/08/2018	(44)
ILS	611,000	USD	170,007	MS	05/08/2018	(173)
JPY	510,502,000	USD	4,673,854	MS	05/08/2018	(2,283)
NOK	358,000	USD	44,763	MS	05/08/2018	(131)
NZD	113,000	USD	79,780	MS	05/08/2018	(276)
SEK	2,293,000	USD	263,771	MS	05/08/2018	(1,817)

160

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MIN VOL EAFE CURRENCY HEDGED ETF

April 30, 2018

Currency purchased		Currency sold		Counterparty	Settlement date	Unrealized appreciation (depreciation)
SGD	924,000	USD	697,485	MS	05/08/2018	$(585)
DKK	15,000	USD	2,442	MS	06/07/2018	(4)
ILS	2,000	USD	557	MS	06/07/2018	—
NOK	21,000	USD	2,624	MS	06/07/2018	(4)
USD	24,818	GBP	18,000	MS	06/07/2018	(2)
USD	1,288,264	HKD	10,103,000	MS	06/07/2018	(124)
USD	4,933,970	JPY	538,188,000	MS	06/07/2018	(450)

						(16,789)

				Net unrealized appreciation		$409,864

Counterparty:

MS — Morgan Stanley and Co. International PLC

Currency abbreviations:

AUD — Australian Dollar

CHF — Swiss Franc

DKK — Danish Krone

EUR — Euro

GBP — British Pound

HKD — Hong Kong Dollar

ILS — Israeli Shekel

JPY — Japanese Yen

NOK — Norwegian Krone

NZD — New Zealand Dollar

SEK — Swedish Krona

SGD — Singapore Dollar

USD — United States Dollar

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Investment companies	$16,677,243	$—	$—	$16,677,243
Money market funds	7,676,338	—	—	7,676,338

Total	$24,353,581	$—	$—	$24,353,581

Derivative financial instruments[a]
Assets
Forward currency contracts	$—	$426,653	$—	$426,653
Liabilities
Forward currency contracts	—	(16,789)	—	(16,789)

Total	$—	$409,864	$—	$409,864

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

161

Schedule of Investments (Unaudited)

iSHARES® EDGE MSCI MIN VOL EAFE ETF

April 30, 2018

Security	Shares	Value
COMMON STOCKS — 98.94%

AUSTRALIA — 5.64%
AGL Energy Ltd.	2,421,213	$39,714,877
Aurizon Holdings Ltd.	2,113,496	7,179,173
Caltex Australia Ltd.	709,599	16,615,572
Cochlear Ltd.	133,575	19,566,886
Commonwealth Bank of Australia	789,560	42,804,659
CSL Ltd.	458,018	58,899,374
Dexus	1,153,313	8,261,785
Goodman Group	1,795,179	12,290,670
Insurance Australia Group Ltd.	2,668,195	15,911,281
Medibank Pvt Ltd.	3,569,843	7,895,456
Mirvac Group	8,072,214	13,649,011
National Australia Bank Ltd.	295,734	6,462,645
Newcrest Mining Ltd.	1,482,576	23,669,432
Scentre Group	4,578,736	13,928,718
Sonic Healthcare Ltd.	1,605,258	28,621,028
Stockland	2,079,942	6,499,981
Sydney Airport	1,261,804	6,791,128
Telstra Corp. Ltd.	8,403,408	20,171,726
Transurban Group	4,177,466	36,578,965
Vicinity Centres	6,749,237	12,430,970
Wesfarmers Ltd.	1,820,190	60,138,663
Westfield Corp.	1,520,698	10,560,666
Westpac Banking Corp.	349,419	7,554,053
Woolworths Group Ltd.	1,221,350	25,685,129

		501,881,848
BELGIUM — 2.76%
Ageas	208,710	11,208,658
Colruyt SA	717,926	40,490,125
Groupe Bruxelles Lambert SA	753,752	86,478,425
KBC Group NV	218,254	19,091,470
Proximus SADP	1,746,098	53,648,003
UCB SA	464,848	35,247,839

		246,164,520
DENMARK — 5.40%
Carlsberg A/S Class B	171,745	19,255,916
Chr Hansen Holding A/S	597,528	54,378,425
Coloplast A/S Class B	447,936	38,062,557
Danske Bank A/S	2,242,446	78,328,244
DSV A/S	425,694	33,846,216
H Lundbeck A/S	723,933	42,144,754
ISS A/S	572,445	20,051,101
Novo Nordisk A/S Class B	676,284	32,001,114
Orsted A/Sa	1,456,961	96,183,312
Tryg A/S	1,048,388	24,906,366
William Demant Holding A/Sb	1,054,335	41,238,858

		480,396,863
FINLAND — 1.77%
Elisa OYJ	1,203,099	53,375,582

Security	Shares	Value
Neste OYJ	139,168	$11,753,173
Orion OYJ Class B	218,096	6,635,017
Sampo OYJ Class A	1,591,995	86,074,266

		157,838,038
FRANCE — 6.05%
Aeroports de Paris NVS	330,331	72,796,878
Air Liquide SA	188,429	24,598,640
Atos SE	72,708	9,829,940
Danone SA NVS	425,783	34,513,158
Dassault Aviation SA NVS	2,398	4,794,969
Dassault Systemes SE NVS	423,397	54,863,520
Essilor International Cie Generale d’Optique SA NVS	102,575	14,010,405
Eutelsat Communications SA	178,885	3,877,349
Hermes International NVS	95,381	61,745,195
Iliad SA NVS	58,392	11,707,636
L’Oreal SA	241,837	58,101,445
Orange SA NVS	275,453	5,030,304
Pernod Ricard SA NVS	72,720	12,085,178
Sanofi NVS	818,180	65,035,028
SEB SA NVS	23,121	4,438,836
Sodexo SA NVS	280,631	27,836,677
Thales SA NVS	424,620	53,867,688
TOTAL SA NVS	308,869	19,528,264

		538,661,110
GERMANY — 5.03%
adidas AG	22,608	5,569,523
Beiersdorf AG	393,821	44,688,476
Deutsche Lufthansa AG Registered	211,096	6,164,463
Deutsche Telekom AG Registered	265,909	4,656,824
Fraport AG Frankfurt Airport Services Worldwide	45,275	4,397,978
Fresenius Medical Care AG & Co. KGaA	419,836	42,750,657
Fresenius SE & Co. KGaA	219,705	16,813,440
Henkel AG & Co. KGaA	241,350	28,795,392
Innogy SEa	1,167,126	51,511,714
MAN SE	416,117	48,012,843
Merck KGaA	229,025	22,474,212
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Registered	231,881	53,216,101
RTL Group SA	455,393	37,551,526
SAP SE	280,225	31,290,423
Symrise AG	59,585	4,830,566
Uniper SE	1,447,973	44,908,125

		447,632,263
HONG KONG — 8.30%
BOC Hong Kong Holdings Ltd.	4,196,500	21,842,707
CK Infrastructure Holdings Ltd.	5,336,000	42,221,591
CLP Holdings Ltd.	11,070,500	114,961,393
Hang Seng Bank Ltd.	5,395,500	137,220,629
HK Electric Investments & HK Electric Investments Ltd.[a,c]	32,184,500	29,936,209
HKT Trust & HKT Ltd.	44,363,349	58,448,320
Hong Kong & China Gas Co. Ltd.	37,169,720	77,860,695

162

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MIN VOL EAFE ETF

April 30, 2018

Security	Shares	Value
Jardine Matheson Holdings Ltd.	232,100	$14,095,433
Jardine Strategic Holdings Ltd.	479,600	18,224,800
Link REIT	3,283,000	29,114,363
MTR Corp. Ltd.	17,458,748	98,435,906
PCCW Ltd.	21,582,000	13,392,073
Power Assets Holdings Ltd.	7,958,000	59,267,365
WH Group Ltd.[a]	7,793,500	8,132,866
Yue Yuen Industrial Holdings Ltd.	5,395,500	15,365,135

		738,519,485
IRELAND — 1.25%
Kerry Group PLC Class A	720,342	73,541,763
Paddy Power Betfair PLC	36,740	3,637,698
Ryanair Holdings PLC ADR NVS[b]	306,436	33,698,767

		110,878,228
ISRAEL — 1.26%
Bank Hapoalim BM	4,453,188	30,522,142
Bank Leumi Le-Israel BM	6,349,398	37,589,199
Check Point Software Technologies Ltd.[b,c]	203,944	19,682,635
Mizrahi Tefahot Bank Ltd.	1,347,161	24,678,669

		112,472,645
ITALY — 0.19%
Luxottica Group SpA	163,388	10,217,697
Snam SpA	1,395,493	6,718,844

		16,936,541
JAPAN — 29.23%
ABC-Mart Inc.	289,300	19,061,942
Ajinomoto Co. Inc.	1,067,200	19,564,114
ANA Holdings Inc.	1,345,300	53,357,112
Aozora Bank Ltd.	173,900	7,032,282
Asahi Group Holdings Ltd.	599,500	30,329,742
Astellas Pharma Inc.	4,076,600	59,812,486
Benesse Holdings Inc.	828,600	30,213,516
Canon Inc.	2,818,900	97,634,279
Central Japan Railway Co.	141,400	28,389,838
Chugai Pharmaceutical Co. Ltd.	246,600	13,025,799
Coca-Cola Bottlers Japan Holdings Inc.	137,700	5,927,046
Daiichi Sankyo Co. Ltd.	1,438,800	49,307,745
Daito Trust Construction Co. Ltd.	264,200	44,075,586
Daiwa House REIT Investment Corp.	8,393	20,018,945
East Japan Railway Co.	479,600	45,976,733
Eisai Co. Ltd.	291,500	19,566,530
FamilyMart UNY Holdings Co. Ltd.	432,001	41,966,375
Hankyu Hanshin Holdings Inc.	359,700	14,184,195
Japan Airlines Co. Ltd.	1,394,200	54,914,343
Japan Prime Realty Investment Corp.	7,194	26,100,233
Japan Real Estate Investment Corp.	8,393	43,566,132
Japan Retail Fund Investment Corp.	8,393	15,723,692
Japan Tobacco Inc.	839,300	22,523,230
Kajima Corp.	4,275,000	41,216,587
Kamigumi Co. Ltd.	359,700	8,119,342
Kao Corp.	507,100	36,401,832

Security	Shares	Value
KDDI Corp.	1,318,900	$35,399,674
Keikyu Corp.	1,199,000	21,991,254
Keyence Corp.	58,700	35,925,419
Kirin Holdings Co. Ltd.	2,757,700	77,444,936
Kyowa Hakko Kirin Co. Ltd.	239,800	5,202,515
Kyushu Railway Co.	1,451,600	46,562,632
Lawson Inc.	599,500	39,610,555
McDonald’s Holdings Co. Japan Ltd.	777,700	36,388,613
MEIJI Holdings Co. Ltd.	365,200	29,302,774
Mitsubishi Tanabe Pharma Corp.	2,637,800	50,236,922
Mizuho Financial Group Inc.	12,947,600	23,475,475
Nagoya Railroad Co. Ltd.	1,199,000	31,458,341
NH Foods Ltd.	607,500	26,565,113
Nikon Corp.	599,500	10,453,242
Nippon Building Fund Inc.	6,264	35,205,483
Nippon Prologis REIT Inc.	21,582	45,422,295
Nippon Telegraph & Telephone Corp.	2,311,400	109,945,963
Nissin Foods Holdings Co. Ltd.	666,100	49,002,559
Nitori Holdings Co. Ltd.	203,200	34,316,984
Nomura Real Estate Master Fund Inc.	27,577	38,483,051
NTT Data Corp.	1,079,100	11,626,766
NTT DOCOMO Inc.	4,316,400	111,829,966
Obayashi Corp.	2,038,300	23,507,741
Oracle Corp. Japan	424,000	34,873,201
Oriental Land Co. Ltd./Japan	752,300	75,040,937
Osaka Gas Co. Ltd.	268,800	5,782,547
Otsuka Corp.	942,000	43,904,044
Otsuka Holdings Co. Ltd.	839,300	43,964,977
Park24 Co. Ltd.	629,100	17,822,344
Recruit Holdings Co. Ltd.	2,278,100	52,609,173
Ryohin Keikaku Co. Ltd.	39,400	13,520,402
Sankyo Co. Ltd.	523,200	18,384,318
Santen Pharmaceutical Co. Ltd.	719,400	12,129,705
Secom Co. Ltd.	470,700	35,281,530
Seven & i Holdings Co. Ltd.	119,900	5,264,971
Shimamura Co. Ltd.	199,300	23,222,070
Shionogi & Co. Ltd.	295,400	15,209,354
Suntory Beverage & Food Ltd.	1,318,900	64,965,693
Taisei Corp.	369,700	19,967,348
Taisho Pharmaceutical Holdings Co. Ltd.	309,000	29,622,207
Takeda Pharmaceutical Co. Ltd.	1,218,800	51,469,726
Terumo Corp.	607,900	34,443,500
Tobu Railway Co. Ltd.	872,700	27,833,886
Toray Industries Inc.	4,556,200	42,553,680
Toyo Suisan Kaisha Ltd.	1,060,900	41,786,420
Tsuruha Holdings Inc.	84,000	12,075,120
United Urban Investment Corp.	17,985	27,579,465
USS Co. Ltd.	251,600	5,290,670
West Japan Railway Co.	301,000	21,318,255
Yakult Honsha Co. Ltd.	44,500	3,172,036
Yamada Denki Co. Ltd.[c]	7,194,000	37,736,861
Yamazaki Baking Co. Ltd.	359,700	7,882,665

		2,602,075,034
NETHERLANDS — 0.38%
Heineken NV	178,915	18,871,203

163

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MIN VOL EAFE ETF

April 30, 2018

Security	Shares	Value
Koninklijke Ahold Delhaize NV	219,447	$5,304,040
NN Group NV	194,412	9,322,722

		33,497,965
NEW ZEALAND — 0.49%
Auckland International Airport Ltd.	1,001,183	4,500,666
Mercury NZ Ltd.	2,093,065	4,704,528
Meridian Energy Ltd.	4,350,386	9,011,929
Ryman Healthcare Ltd.	1,166,364	8,711,292
Spark New Zealand Ltd.	6,898,669	16,818,375

		43,746,790
NORWAY — 0.24%
Gjensidige Forsikring ASA	743,015	11,797,569
Orkla ASA	624,185	5,792,203
Yara International ASA	92,989	3,934,949

		21,524,721
SINGAPORE — 4.47%
CapitaLand Mall Trust	5,484,900	8,699,286
DBS Group Holdings Ltd.	4,364,400	101,656,354
Oversea-Chinese Banking Corp. Ltd.[c]	9,544,099	99,474,013
SATS Ltd.	6,077,800	25,430,318
Singapore Airlines Ltd.	6,435,700	52,883,513
Singapore Telecommunications Ltd.	24,802,600	65,937,957
United Overseas Bank Ltd.[c]	1,908,800	43,450,951

		397,532,392
SWEDEN — 1.60%
Hennes & Mauritz AB Class B	519,989	8,910,529
ICA Gruppen ABc	389,096	12,127,263
L E Lundbergforetagen AB Class B	360,186	24,512,258
Skandinaviska Enskilda Banken AB Class A	519,953	4,906,339
Svenska Handelsbanken AB Class A	1,017,430	11,404,339
Swedbank AB Class A	503,086	10,987,564
Swedish Match AB	651,243	29,348,020
Telia Co. AB	8,162,163	40,311,358

		142,507,670
SWITZERLAND — 12.38%
Baloise Holding AG Registered	282,510	45,006,392
Barry Callebaut AG Registered	13,189	23,809,216
Chocoladefabriken Lindt & Spruengli AG Participation Certificates NVS	7,194	46,366,017
Chocoladefabriken Lindt & Spruengli AG Registered	140	10,663,703
Givaudan SA Registered	15,935	35,720,543
Kuehne + Nagel International AG Registered	559,358	87,585,100
Nestle SA Registered	1,492,118	116,035,199
Novartis AG Registered	1,555,920	120,556,687
Partners Group Holding AG	82,731	60,717,316
Roche Holding AG NVS	459,136	102,434,777
Schindler Holding AG Registered	34,284	6,895,590
Sika AG Bearer	3,064	22,378,745
Sonova Holding AG Registered	415,972	68,999,497
Straumann Holding AG Registered	13,189	9,026,717

Security	Shares	Value
Swiss Life Holding AG Registered	129,984	$45,761,616
Swiss Prime Site AG Registered	501,987	47,186,474
Swiss Re AG	1,008,786	96,465,989
Swisscom AG Registered	199,188	95,982,095
Zurich Insurance Group AG	189,640	60,844,190

		1,102,435,863
UNITED KINGDOM — 12.50%
Admiral Group PLC	626,130	17,187,632
AstraZeneca PLC	869,277	61,098,141
BAE Systems PLC	5,178,901	43,583,596
British American Tobacco PLC	942,431	51,909,304
BT Group PLC	3,603,013	12,379,228
Carnival PLC	452,035	29,418,337
Cobham PLC[b]	2,518,836	3,993,185
Compass Group PLC	4,910,463	105,509,430
Diageo PLC	2,170,718	77,406,904
Direct Line Insurance Group PLC	7,210,109	37,171,141
Experian PLC	209,987	4,821,390
GlaxoSmithKline PLC	4,188,905	84,316,749
HSBC Holdings PLC	5,823,873	58,188,034
Imperial Brands PLC	971,422	34,847,894
Kingfisher PLC	6,933,914	29,014,190
National Grid PLC	6,956,898	80,757,785
Randgold Resources Ltd.	438,924	35,475,103
Reckitt Benckiser Group PLC	789,554	62,008,795
RELX PLC	3,606,760	77,223,985
Royal Dutch Shell PLC Class A	410,322	14,304,121
Royal Mail PLC	4,854,080	38,857,672
Severn Trent PLC	151,476	4,047,527
Smith & Nephew PLC	2,459,491	47,290,608
SSE PLC	1,623,903	30,888,584
TUI AG	242,352	5,492,736
Unilever PLC	181,325	10,183,472
United Utilities Group PLC	393,778	4,030,894
Vodafone Group PLC	17,511,509	51,036,804

		1,112,443,241

TOTAL COMMON STOCKS (Cost: $7,932,677,676)		8,807,145,217

SHORT-TERM INVESTMENTS — 0.92%

MONEY MARKET FUNDS — 0.92%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.93%[d,e,f]	65,408,826	65,415,367

164

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MIN VOL EAFE ETF

April 30, 2018

Security	Shares	Value
BlackRock Cash Funds: Treasury, SL Agency Shares
1.61%[d,e]	16,187,959	$16,187,959

		81,603,326

TOTAL SHORT-TERM INVESTMENTS (Cost: $81,600,083)		81,603,326

TOTAL INVESTMENTS IN SECURITIES — 99.86% (Cost: $8,014,277,759)		8,888,748,543
Other Assets, Less Liabilities — 0.14%		12,457,112

NET ASSETS — 100.00%		$8,901,205,655

ADR — American Depositary Receipts

NVS — Non-Voting Shares

[a]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
[b]	Non-income producing security.
[c]	All or a portion of this security is on loan.
[d]	Affiliate of the Fund.
[e]	Annualized 7-day yield as of period end.
[f]	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended April 30, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated issuer	Shares held at 07/31/17	Shares purchased	Shares sold	Shares held at 04/30/18	Value at 04/30/18	Income		Net realized gain (loss)	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	14,278,802	51,130,024[a]	—	65,408,826	$65,415,367	$138,313	[b]	$(1,433)	$(375)
BlackRock Cash Funds: Treasury, SL Agency Shares	1,745,681	14,442,278[a]	—	16,187,959	16,187,959	95,577		—	—

					$81,603,326	$233,890		$(1,433)	$(375)

[a]	Net of purchases and sales.
[b]	Includes the Fund’s portion of securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities.

165

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MIN VOL EAFE ETF

April 30, 2018

Futures Contracts

Futures contracts outstanding as of April 30, 2018 were as follows:

Description	Number of contracts	Expiration date	Notional amount (000)	Value / unrealized appreciation (depreciation)
Long Contracts
MSCI EAFE E-Mini	905	Jun 2018	$91,699	$724,219

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common stocks	$8,807,145,217	$—	$—	$8,807,145,217
Money market funds	81,603,326	—	—	81,603,326

Total	$8,888,748,543	$—	$—	$8,888,748,543

Derivative financial instruments[a]
Assets
Futures contracts	$724,219	$—	$—	$724,219

Total	$724,219	$—	$—	$724,219

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

166

Schedule of Investments (Unaudited)

iSHARES® EDGE MSCI MIN VOL EUROPE CURRENCY HEDGED ETF

April 30, 2018

Security	Shares	Value
INVESTMENT COMPANIES — 99.90%

EXCHANGE-TRADED FUNDS — 99.90%
iShares Edge MSCI Min Vol Europe ETF[a]	96,725	$2,488,270

		2,488,270

TOTAL INVESTMENT COMPANIES (Cost: $2,316,757)		2,488,270

SHORT-TERM INVESTMENTS — 0.05%

MONEY MARKET FUNDS — 0.05%
BlackRock Cash Funds: Treasury, SL Agency Shares
1.61%[a,b]	1,195	1,195

		1,195

TOTAL SHORT-TERM INVESTMENTS (Cost: $1,195)		1,195

TOTAL INVESTMENTS IN SECURITIES — 99.95% (Cost: $2,317,952)		2,489,465
Other Assets, Less Liabilities — 0.05%		1,168

NET ASSETS — 100.00%		$2,490,633

[a]	Affiliate of the Fund.
[b]	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended April 30, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated issuer	Shares held at 07/31/17	Shares purchased		Shares sold	Shares held at 04/30/18	Value at 04/30/18	Income		Net realized gain (loss)	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	—	—	[a]	—	—	$—	$879	[b]	$(108)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,259	—		(64)[a]	1,195	1,195	13		—	—
iShares Edge MSCI Min Vol Europe ETF	146,911	7,857		(58,043)	96,725	2,488,270	28,075		144,698	(33,876)

						$2,489,465	$28,967		$144,590	$(33,876)

[a]	Net of purchases and sales.
[b]	Includes the Fund’s portion of securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities.

167

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MIN VOL EUROPE CURRENCY HEDGED ETF

April 30, 2018

Forward Currency Contracts

Forward currency contracts outstanding as of April 30, 2018 were as follows:

Currency purchased		Currency sold		Counterparty	Settlement date	Unrealized appreciation (depreciation)
USD	838,430	CHF	814,000	MS	05/03/2018	$17,037
USD	199,823	DKK	1,204,000	MS	05/03/2018	4,662
USD	2,036,770	EUR	1,666,000	MS	05/03/2018	24,909
USD	595,466	GBP	422,000	MS	05/03/2018	14,473
USD	114,671	NOK	908,000	MS	05/03/2018	1,486
USD	187,659	SEK	1,598,000	MS	05/03/2018	5,170
USD	426,017	CHF	421,000	MS	06/04/2018	72
USD	202,162	DKK	1,244,000	MS	06/04/2018	50
USD	1,075,116	EUR	888,000	MS	06/04/2018	317
USD	616,410	GBP	447,000	MS	06/04/2018	132
USD	57,034	NOK	456,000	MS	06/04/2018	132
USD	97,400	SEK	847,000	MS	06/04/2018	449

						68,889

CHF	814,000	USD	822,290	MS	05/03/2018	(898)
DKK	1,204,000	USD	195,278	MS	05/03/2018	(118)
EUR	1,666,000	USD	2,012,819	MS	05/03/2018	(958)
GBP	422,000	USD	581,339	MS	05/03/2018	(347)
NOK	908,000	USD	113,406	MS	05/03/2018	(222)
SEK	1,598,000	USD	183,273	MS	05/03/2018	(783)
DKK	1,000	USD	163	MS	06/04/2018	—
NOK	2,000	USD	250	MS	06/04/2018	—
USD	6,893	GBP	5,000	MS	06/04/2018	—

						(3,326)

			Net unrealized appreciation			$65,563

Counterparty:

MS — Morgan Stanley and Co. International PLC

Currency abbreviations:

CHF — Swiss Franc

DKK — Danish Krone

EUR — Euro

GBP — British Pound

NOK — Norwegian Krone

SEK — Swedish Krona

USD — United States Dollar

168

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MIN VOL EUROPE CURRENCY HEDGED ETF

April 30, 2018

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Investment companies	$2,488,270	$—	$—	$2,488,270
Money market funds	1,195	—	—	1,195

Total	$2,489,465	$—	$—	$2,489,465

Derivative financial instruments[a]
Assets
Forward currency contracts	$—	$68,889	$—	$68,889
Liabilities
Forward currency contracts	—	(3,326)	—	(3,326)

Total	$—	$65,563	$—	$65,563

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

169

Schedule of Investments (Unaudited)

iSHARES® EDGE MSCI MIN VOL EUROPE ETF

April 30, 2018

Security	Shares	Value
COMMON STOCKS — 98.92%

AUSTRIA — 0.23%
OMV AG	1,498	$93,209

		93,209
BELGIUM — 4.69%
Ageas	721	38,721
Anheuser-Busch InBev SA/NV	1,698	169,702
Colruyt SA	5,032	283,799
Groupe Bruxelles Lambert SA	5,538	635,378
Proximus SADP	12,722	390,877
UCB SA	4,612	349,712

		1,868,189
DENMARK — 8.00%
Carlsberg A/S Class B	222	24,890
Chr Hansen Holding A/S	1,437	130,775
Coloplast A/S Class B	4,985	423,591
Danske Bank A/S	14,949	522,166
DSV A/S	3,908	310,719
H Lundbeck A/S	4,193	244,101
ISS A/S	4,823	168,936
Novo Nordisk A/S Class B	3,962	187,478
Orsted A/Sa	10,476	691,588
Tryg A/S	8,995	213,693
William Demant Holding A/Sb	6,888	269,415

		3,187,352
FINLAND — 3.36%
Elisa OYJ	10,584	469,560
Kone OYJ Class B	1,690	84,247
Neste OYJ	1,430	120,768
Orion OYJ Class B	2,370	72,101
Sampo OYJ Class A	10,926	590,735

		1,337,411
FRANCE — 13.43%
Aeroports de Paris NVS	2,239	493,421
Air Liquide SA	2,033	265,400
Atos SE	230	31,095
BioMerieux NVS	748	59,285
Danone SA NVS	5,951	482,377
Dassault Aviation SA NVS	144	287,938
Dassault Systemes SE NVS	1,336	173,118
Essilor International Cie Generale d’Optique SA NVS	1,489	203,378
Eutelsat Communications SA	1,249	27,072
Gecina SA	1,077	186,857
Hermes International NVS	863	558,666
Iliad SA NVS	761	152,581
Kering SA NVS	103	59,683
L’Oreal SA	2,659	638,826
LVMH Moet Hennessy Louis Vuitton SE NVS	658	229,992

Security	Shares	Value
Pernod Ricard SA NVS	541	$89,907
Sanofi NVS	6,515	517,860
Sodexo SA NVS	1,179	116,949
Thales SA NVS	2,886	366,121
TOTAL SA NVS	3,754	237,347
Vinci SA	750	75,301
Vivendi SA NVS	3,736	98,808

		5,351,982
GERMANY — 12.58%
adidas AG	466	114,800
Allianz SE Registered	783	185,855
Bayer AG Registered	1,126	135,064
Beiersdorf AG	2,266	257,132
Deutsche Lufthansa AG Registered	789	23,041
Deutsche Telekom AG Registered	11,534	201,993
Deutsche Wohnen SE Bearer	922	43,600
Fraport AG Frankfurt Airport Services Worldwide	1,933	187,770
Fresenius Medical Care AG & Co. KGaA	3,045	310,063
Fresenius SE & Co. KGaA	4,406	337,180
Henkel AG & Co. KGaA	2,153	256,874
Innogy SEa	10,116	446,475
MAN SE	2,948	340,149
Merck KGaA	3,174	311,465
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Registered	2,443	560,662
QIAGEN NVb	1,535	50,612
RTL Group SA	3,251	268,076
SAP SE	5,106	570,145
Telefonica Deutschland Holding AG	13,456	64,396
Uniper SE	11,190	347,052

		5,012,404
IRELAND — 2.13%
AIB Group PLC	3,210	19,167
Kerry Group PLC Class A	5,596	571,311
Paddy Power Betfair PLC	186	18,416
Ryanair Holdings PLC ADR NVS[b]	2,164	237,975

		846,869
ITALY — 0.96%
Luxottica Group SpA	2,190	136,955
Recordati SpA	1,837	65,807
Snam SpA	27,706	133,395
Terna Rete Elettrica Nazionale SpA	7,384	44,402

		380,559
NETHERLANDS — 2.44%
Heineken Holding NV	773	78,638
Heineken NV	3,521	371,380
Koninklijke Ahold Delhaize NV	3,005	72,631
Koninklijke KPN NV	10,746	33,458
NN Group NV	1,241	59,510
NXP Semiconductors NVb	163	17,099

170

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MIN VOL EUROPE ETF

April 30, 2018

Security	Shares	Value
RELX NV	6,603	$140,528
Unilever NV CVA	3,490	200,078

		973,322
NORWAY — 2.25%
Gjensidige Forsikring ASA	14,023	222,657
Marine Harvest ASA	6,355	138,545
Orkla ASA	18,157	168,490
Statoil ASA	1,136	29,141
Telenor ASA	12,170	270,103
Yara International ASA	1,581	66,902

		895,838
SPAIN — 2.82%
Aena SME SAa	294	60,776
Endesa SA	11,504	269,226
Grifols SA	1,325	37,380
Iberdrola SA	64,451	499,612
Industria de Diseno Textil SA	8,296	258,399

		1,125,393
SWEDEN — 3.84%
Essity AB Class B	815	20,787
Hennes & Mauritz AB Class B	12,726	218,073
ICA Gruppen AB	4,132	128,785
Investor AB Class B	3,880	170,014
L E Lundbergforetagen AB Class B	1,829	124,472
Nordea Bank AB	3,123	31,927
Skandinaviska Enskilda Banken AB Class A	6,047	57,060
Svenska Handelsbanken AB Class A	9,504	106,530
Swedbank AB Class A	2,486	54,295
Swedish Match AB	1,693	76,294
Tele2 AB Class B	3,477	45,337
Telefonaktiebolaget LM Ericsson Class B	3,167	24,342
Telia Co. AB	95,305	470,693

		1,528,609
SWITZERLAND — 16.97%
Baloise Holding AG Registered	1,790	285,163
Barry Callebaut AG Registered	39	70,404
Chocoladefabriken Lindt & Spruengli AG Participation Certificates NVS	46	296,474
Chocoladefabriken Lindt & Spruengli AG Registered	1	76,169
Givaudan SA Registered	160	358,662
Kuehne + Nagel International AG Registered	3,370	527,680
Nestle SA Registered	6,797	528,572
Novartis AG Registered	6,973	540,286
Pargesa Holding SA Bearer	534	50,250
Partners Group Holding AG	413	303,106
Roche Holding AG NVS	2,115	471,864
Schindler Holding AG Participation Certificates NVS	128	26,585
Schindler Holding AG Registered	795	159,899
SGS SA Registered	155	378,457
Sika AG Bearer	11	80,341
Sonova Holding AG Registered	2,721	451,347
Swiss Life Holding AG Registered	314	110,546
Swiss Prime Site AG Registered	5,451	512,391

Security	Shares	Value
Swiss Re AG	4,554	$435,480
Swisscom AG Registered	1,121	540,173
Zurich Insurance Group AG	1,739	557,942

		6,761,791
UNITED KINGDOM — 25.22%
Admiral Group PLC	6,350	174,311
AstraZeneca PLC	7,976	560,602
BAE Systems PLC	41,346	347,952
BP PLC	30,721	227,647
British American Tobacco PLC	7,229	398,175
BT Group PLC	44,465	152,773
Bunzl PLC	1,340	38,962
Carnival PLC	1,321	85,970
Cobham PLC[b]	11,238	17,816
Coca-Cola European Partners PLC NVS	4,114	161,269
Compass Group PLC	26,704	573,780
ConvaTec Group PLC[a]	13,393	40,066
Diageo PLC	16,955	604,608
Direct Line Insurance Group PLC	36,003	185,611
easyJet PLC	1,310	28,689
Experian PLC	6,112	140,334
GlaxoSmithKline PLC	33,396	672,214
HSBC Holdings PLC	54,538	544,905
Imperial Brands PLC	5,988	214,808
Kingfisher PLC	31,752	132,863
Marks & Spencer Group PLC	4,910	19,456
National Grid PLC	46,049	534,551
Next PLC	372	26,930
Randgold Resources Ltd.	4,229	341,800
Reckitt Benckiser Group PLC	5,396	423,783
RELX PLC	24,425	522,961
Rolls-Royce Holdings PLC	3,616	41,836
Rolls-Royce Holdings PLC New[b,c]	256,736	354
Royal Dutch Shell PLC Class A	14,979	522,179
Royal Mail PLC	14,896	119,245
Severn Trent PLC	6,116	163,423
Shire PLC	599	31,896
Sky PLC	1,630	30,937
Smith & Nephew PLC	19,424	373,481
SSE PLC	18,270	347,517
TUI AG	5,642	127,872
Unilever PLC	6,186	347,415
United Utilities Group PLC	20,536	210,216
Vodafone Group PLC	190,896	556,361

		10,045,568

TOTAL COMMON STOCKS (Cost: $38,604,497)		39,408,496

171

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MIN VOL EUROPE ETF

April 30, 2018

Security	Shares	Value
PREFERRED STOCKS — 0.20%

GERMANY — 0.20%
Henkel AG & Co. KGaA NVS, Preference Shares	636	$80,991

		80,991

TOTAL PREFERRED STOCKS (Cost: $85,833)		80,991

SHORT-TERM INVESTMENTS — 0.03%

MONEY MARKET FUNDS — 0.03%
BlackRock Cash Funds: Treasury, SL Agency Shares
1.61%[d,e]	10,981	10,981

		10,981

TOTAL SHORT-TERM INVESTMENTS
(Cost: $10,981)		10,981

TOTAL INVESTMENTS IN SECURITIES — 99.15%
(Cost: $38,701,311)		39,500,468
Other Assets, Less Liabilities — 0.85%		337,033

NET ASSETS — 100.00%		$39,837,501

ADR — American Depositary Receipts

NVS — Non-Voting Shares

[a]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
[b]	Non-income producing security.
[c]	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
[d]	Affiliate of the Fund.
[e]	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended April 30, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated issuer	Shares held at 07/31/17	Shares purchased	Shares sold	Shares held at 04/30/18	Value at 04/30/18	Income	Net realized gain (loss)	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	3,197	—	(3,197)[a]	—	$—	$114[b]	$—	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	17,092	—	(6,111)[a]	10,981	10,981	158	—	—

					$10,981	$272	$—	$—

[a]	Net of purchases and sales.
[b]	Includes the Fund’s portion of securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities.

172

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MIN VOL EUROPE ETF

April 30, 2018

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common stocks	$39,408,142	$—	$354	$39,408,496
Preferred stocks	80,991	—	—	80,991
Money market funds	10,981	—	—	10,981

Total	$39,500,114	$—	$354	$39,500,468

173

Schedule of Investments (Unaudited)

iSHARES® EDGE MSCI MIN VOL JAPAN ETF

April 30, 2018

Security	Shares	Value
COMMON STOCKS — 99.28%

AIR FREIGHT & LOGISTICS — 0.07%
Yamato Holdings Co. Ltd.	1,000	$25,748

		25,748
AIRLINES — 2.37%
ANA Holdings Inc.	10,000	396,619
Japan Airlines Co. Ltd.	11,000	433,265

		829,884
AUTO COMPONENTS — 1.35%
Aisin Seiki Co. Ltd.	2,000	108,568
Bridgestone Corp.	6,500	272,593
Denso Corp.	1,000	52,602
Sumitomo Electric Industries Ltd.	1,500	23,023
Sumitomo Rubber Industries Ltd.	1,000	17,884

		474,670
AUTOMOBILES — 3.07%
Honda Motor Co. Ltd.	6,500	223,765
Nissan Motor Co. Ltd.	26,500	278,865
Suzuki Motor Corp.	1,500	80,754
Toyota Motor Corp.	7,500	492,186

		1,075,570
BANKS — 5.54%
Aozora Bank Ltd.	6,500	262,851
Chiba Bank Ltd. (The)	6,500	52,511
Concordia Financial Group Ltd.	3,500	20,375
Japan Post Bank Co. Ltd.	26,000	353,557
Mebuki Financial Group Inc.	10,000	38,839
Mitsubishi UFJ Financial Group Inc.	26,000	174,213
Mizuho Financial Group Inc.	210,000	380,754
Resona Holdings Inc.	31,000	176,382
Sumitomo Mitsui Financial Group Inc.	7,500	311,857
Suruga Bank Ltd.	2,500	33,996
Yamaguchi Financial Group Inc.	11,000	137,519

		1,942,854
BEVERAGES — 3.89%
Asahi Group Holdings Ltd.	7,500	379,438
Coca-Cola Bottlers Japan Holdings Inc.	2,500	107,608
Kirin Holdings Co. Ltd.	19,000	533,580
Suntory Beverage & Food Ltd.	7,000	344,802

		1,365,428
BUILDING PRODUCTS — 0.40%
Daikin Industries Ltd.	1,000	117,021
LIXIL Group Corp.	1,000	22,417

		139,438

Security	Shares	Value
CHEMICALS — 2.90%
Asahi Kasei Corp.	10,000	$137,766
Kuraray Co. Ltd.	5,000	83,253
Nissan Chemical Industries Ltd.	1,000	44,551
Shin-Etsu Chemical Co. Ltd.	4,000	402,285
Toray Industries Inc.	37,500	350,240

		1,018,095
COMMERCIAL SERVICES & SUPPLIES — 2.51%
Dai Nippon Printing Co. Ltd.	3,500	75,421
Park24 Co. Ltd.	8,000	226,639
Secom Co. Ltd.	5,500	412,255
Toppan Printing Co. Ltd.	20,000	167,421

		881,736
CONSTRUCTION & ENGINEERING — 2.90%
Kajima Corp.	30,000	289,239
Obayashi Corp.	19,000	219,127
Shimizu Corp.	16,000	158,501
Taisei Corp.	6,500	351,063

		1,017,930
DIVERSIFIED CONSUMER SERVICES — 0.42%
Benesse Holdings Inc.	4,000	145,853

		145,853
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.29%
Nippon Telegraph & Telephone Corp.	9,500	451,885

		451,885
ELECTRIC UTILITIES — 0.99%
Chubu Electric Power Co. Inc.	7,000	109,614
Chugoku Electric Power Co. Inc. (The)	3,500	43,820
Kansai Electric Power Co. Inc. (The)	5,500	76,902
Kyushu Electric Power Co. Inc.	1,500	18,533
Tohoku Electric Power Co. Inc.	7,500	96,710

		345,579
ELECTRICAL EQUIPMENT — 0.60%
Mitsubishi Electric Corp.	1,500	23,036
Nidec Corp.	1,200	187,965

		211,001
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.45%
Hirose Electric Co. Ltd.	520	73,277
Keyence Corp.	800	489,614
Kyocera Corp.	4,000	255,810
Shimadzu Corp.	1,500	40,795

		859,496

174

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MIN VOL JAPAN ETF

April 30, 2018

Security	Shares	Value
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 7.72%
Daiwa House REIT Investment Corp.	120	$286,223
Japan Prime Realty Investment Corp.	55	199,543
Japan Real Estate Investment Corp.	80	415,262
Japan Retail Fund Investment Corp.	175	327,850
Nippon Building Fund Inc.	75	421,522
Nippon Prologis REIT Inc.	230	484,067
Nomura Real Estate Master Fund Inc.	190	265,140
United Urban Investment Corp.	200	306,694

		2,706,301
FOOD & STAPLES RETAILING — 3.36%
Aeon Co. Ltd.	6,500	129,941
FamilyMart UNY Holdings Co. Ltd.	2,700	262,289
Lawson Inc.	6,000	396,436
Seven & i Holdings Co. Ltd.	6,000	263,468
Sundrug Co. Ltd.	500	25,725
Tsuruha Holdings Inc.	700	100,626

		1,178,485
FOOD PRODUCTS — 3.45%
Ajinomoto Co. Inc.	8,500	155,823
Calbee Inc.[a]	500	16,861
MEIJI Holdings Co. Ltd.	2,600	208,618
NH Foods Ltd.	5,000	218,643
Nisshin Seifun Group Inc.	3,500	76,541
Nissin Foods Holdings Co. Ltd.	3,000	220,699
Toyo Suisan Kaisha Ltd.	6,000	236,326
Yamazaki Baking Co. Ltd.	3,500	76,701

		1,210,212
GAS UTILITIES — 1.59%
Osaka Gas Co. Ltd.	16,500	354,956
Toho Gas Co. Ltd.	500	15,170
Tokyo Gas Co. Ltd.	7,000	187,562

		557,688
HEALTH CARE EQUIPMENT & SUPPLIES — 1.58%
Hoya Corp.	3,500	187,498
Terumo Corp.	6,500	368,289

		555,787
HEALTH CARE PROVIDERS & SERVICES — 0.43%
Alfresa Holdings Corp.	2,000	44,158
Medipal Holdings Corp.	1,000	21,485
Suzuken Co. Ltd./Aichi Japan	2,000	86,087

		151,730

Security	Shares	Value
HEALTH CARE TECHNOLOGY — 0.16%
M3 Inc.	1,500	$56,820

		56,820
HOTELS, RESTAURANTS & LEISURE — 3.16%
McDonald’s Holdings Co. Japan Ltd.	12,000	561,480
Oriental Land Co. Ltd./Japan	5,500	548,618

		1,110,098
HOUSEHOLD DURABLES — 1.99%
Nikon Corp.	6,500	113,338
Panasonic Corp.	2,500	37,286
Rinnai Corp.	1,000	99,520
Sekisui Chemical Co. Ltd.	6,500	115,239
Sekisui House Ltd.	10,000	183,185
Sony Corp.	3,000	148,046

		696,614
HOUSEHOLD PRODUCTS — 0.20%
Lion Corp.	2,000	43,171
Unicharm Corp.	1,000	28,102

		71,273
INSURANCE — 1.58%
Japan Post Holdings Co. Ltd.	25,500	309,938
MS&AD Insurance Group Holdings Inc.	2,500	83,893
Sompo Holdings Inc.	1,000	41,947
Tokio Marine Holdings Inc.	2,500	118,163

		553,941
INTERNET & DIRECT MARKETING RETAIL — 0.07%
Rakuten Inc.	3,500	24,955

		24,955
INTERNET SOFTWARE & SERVICES — 0.29%
Yahoo Japan Corp.	24,500	100,754

		100,754
IT SERVICES — 1.82%
Fujitsu Ltd.	5,000	30,427
Nomura Research Institute Ltd.	2,080	107,398
NTT Data Corp.	22,500	242,426
Otsuka Corp.	5,500	256,340

		636,591

175

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MIN VOL JAPAN ETF

April 30, 2018

Security	Shares	Value
LEISURE PRODUCTS — 1.20%
Bandai Namco Holdings Inc.	3,500	$118,826
Sankyo Co. Ltd.	6,000	210,829
Shimano Inc.	500	66,438
Yamaha Corp.	500	24,172

		420,265
MACHINERY — 2.55%
FANUC Corp.	1,500	322,961
Hoshizaki Corp.	1,000	92,940
Komatsu Ltd.	6,500	222,755
Kurita Water Industries Ltd.	1,000	32,442
Makita Corp.	5,000	224,812

		895,910
MEDIA — 0.32%
Dentsu Inc.	500	23,669
Hakuhodo DY Holdings Inc.	1,500	20,987
Toho Co. Ltd./Tokyo	2,000	66,895

		111,551
MULTILINE RETAIL — 0.69%
Don Quijote Holdings Co. Ltd.	500	26,959
Ryohin Keikaku Co. Ltd.	500	171,579
Takashimaya Co. Ltd.	5,000	42,952

		241,490
OIL, GAS & CONSUMABLE FUELS — 0.67%
Idemitsu Kosan Co. Ltd.	500	19,580
JXTG Holdings Inc.	33,000	215,446

		235,026
PERSONAL PRODUCTS — 1.02%
Kao Corp.	5,000	358,922

		358,922
PHARMACEUTICALS — 9.17%
Astellas Pharma Inc.	30,000	440,164
Chugai Pharmaceutical Co. Ltd.	3,000	158,465
Daiichi Sankyo Co. Ltd.	13,500	462,646
Eisai Co. Ltd.	2,500	167,809
Hisamitsu Pharmaceutical Co. Inc.	1,000	77,953
Kyowa Hakko Kirin Co. Ltd.	2,500	54,238
Mitsubishi Tanabe Pharma Corp.	21,000	399,945
Ono Pharmaceutical Co. Ltd.	1,000	23,162
Otsuka Holdings Co. Ltd.	8,000	419,063
Santen Pharmaceutical Co. Ltd.	5,000	84,304
Shionogi & Co. Ltd.	3,500	180,206
Sumitomo Dainippon Pharma Co. Ltd.	7,000	127,622
Taisho Pharmaceutical Holdings Co. Ltd.	2,500	239,662
Takeda Pharmaceutical Co. Ltd.	9,000	380,068

		3,215,307

Security	Shares	Value
PROFESSIONAL SERVICES — 1.12%
Recruit Holdings Co. Ltd.	17,000	$392,589

		392,589
REAL ESTATE MANAGEMENT & DEVELOPMENT — 1.00%
Daito Trust Construction Co. Ltd.	2,100	350,336

		350,336
ROAD & RAIL — 9.04%
Central Japan Railway Co.	2,500	501,942
East Japan Railway Co.	4,200	402,632
Hankyu Hanshin Holdings Inc.	8,000	315,467
Keikyu Corp.	8,500	155,901
Keio Corp.	1,500	68,677
Keisei Electric Railway Co. Ltd.	2,000	65,250
Kintetsu Group Holdings Co. Ltd.	3,800	154,709
Kyushu Railway Co.	10,500	336,806
Nagoya Railroad Co. Ltd.	12,500	327,964
Nippon Express Co. Ltd.	500	37,789
Odakyu Electric Railway Co. Ltd.	2,500	53,941
Tobu Railway Co. Ltd.	8,500	271,099
Tokyu Corp.	7,500	126,182
West Japan Railway Co.	5,000	354,124

		3,172,483
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.65%
Disco Corp.	100	17,619
Tokyo Electron Ltd.	1,100	211,657

		229,276
SOFTWARE — 1.36%
Konami Holdings Corp.	2,500	122,915
LINE Corp.[b]	1,000	36,509
Nintendo Co. Ltd.	100	42,193
Oracle Corp. Japan	3,000	246,745
Trend Micro Inc./Japan	500	29,975

		478,337
SPECIALTY RETAIL — 3.83%
ABC-Mart Inc.	4,000	263,559
Fast Retailing Co. Ltd.	100	44,058
Hikari Tsushin Inc.	1,000	162,303
Nitori Holdings Co. Ltd.	2,000	337,766
Shimamura Co. Ltd.	1,500	174,777
USS Co. Ltd.	5,000	105,140
Yamada Denki Co. Ltd.	48,500	254,412

		1,342,015

176

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MIN VOL JAPAN ETF

April 30, 2018

Security	Shares	Value
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 2.07%
Canon Inc.	13,000	$450,263
FUJIFILM Holdings Corp.	6,500	261,663
NEC Corp.	500	13,731

		725,657
TOBACCO — 0.88%
Japan Tobacco Inc.	11,500	308,611

		308,611
TRADING COMPANIES & DISTRIBUTORS — 2.35%
ITOCHU Corp.	8,500	170,427
Marubeni Corp.	4,500	33,894
Mitsubishi Corp.	4,500	124,483
Mitsui & Co. Ltd.	17,500	316,096
Sumitomo Corp.	10,000	179,986

		824,886
TRANSPORTATION INFRASTRUCTURE — 0.32%
Kamigumi Co. Ltd.	5,000	112,863

		112,863
WIRELESS TELECOMMUNICATION SERVICES — 2.89%
KDDI Corp.	17,000	456,285
NTT DOCOMO Inc.	20,000	518,163
SoftBank Group Corp.	500	38,844

		1,013,292

TOTAL COMMON STOCKS
(Cost: $32,383,726)		34,825,232

SHORT-TERM INVESTMENTS — 0.55%

MONEY MARKET FUNDS — 0.55%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.93%[c,d,e]	14,180	14,181

Security	Shares	Value
BlackRock Cash Funds: Treasury, SL Agency Shares
1.61%[c,d]	179,539	$179,539

		193,720

TOTAL SHORT-TERM INVESTMENTS
(Cost: $193,719)		193,720

TOTAL INVESTMENTS IN SECURITIES — 99.83%
(Cost: $32,577,445)		35,018,952
Other Assets, Less Liabilities — 0.17%		60,181

NET ASSETS — 100.00%		$35,079,133

[a]	All or a portion of this security is on loan.
[b]	Non-income producing security.
[c]	Affiliate of the Fund.
[d]	Annualized 7-day yield as of period end.
[e]	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended April 30, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated issuer	Shares held at 07/31/17	Shares purchased		Shares sold	Shares held at 04/30/18	Value at 04/30/18	Income		Net realized gain (loss)	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	—	14,180	[a]	—	14,180	$14,181	$64	[b]	$—	$1
BlackRock Cash Funds: Treasury, SL Agency Shares	3,256	176,283	[a]	—	179,539	179,539	117		—	—

						$193,720	$181		$—	$1

[a]	Net of purchases and sales.
[b]	Includes the Fund’s portion of securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities.

177

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MIN VOL JAPAN ETF

April 30, 2018

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common stocks	$34,825,232	$—	$—	$34,825,232
Money market funds	193,720	—	—	193,720

Total	$35,018,952	$—	$—	$35,018,952

178

Schedule of Investments (Unaudited)

iSHARES® EDGE MSCI MIN VOL USA ETF

April 30, 2018

Security	Shares	Value
COMMON STOCKS — 99.67%

AEROSPACE & DEFENSE — 4.80%
General Dynamics Corp.	233,697	$47,045,543
Harris Corp.	473,610	74,082,076
L3 Technologies Inc.	97,128	19,025,433
Lockheed Martin Corp.	538,743	172,850,304
Northrop Grumman Corp.	602,060	193,887,402
Raytheon Co.	835,940	171,317,544

		678,208,302
AIR FREIGHT & LOGISTICS — 1.40%
CH Robinson Worldwide Inc.	675,366	62,153,933
Expeditors International of Washington Inc.	1,131,471	72,255,738
United Parcel Service Inc. Class B	560,568	63,624,468

		198,034,139
BANKS — 0.16%
U.S. Bancorp.	460,012	23,207,605

		23,207,605
BEVERAGES — 3.94%
Brown-Forman Corp. Class B NVS	148,935	8,346,317
Coca-Cola Co. (The)	4,375,678	189,073,046
Constellation Brands Inc. Class A	278,953	65,032,313
Dr Pepper Snapple Group Inc.	992,135	119,016,515
PepsiCo Inc.	1,739,835	175,618,945

		557,087,136
CAPITAL MARKETS — 0.50%
Cboe Global Markets Inc.	251,606	26,866,488
CME Group Inc.	277,907	43,820,376

		70,686,864
CHEMICALS — 1.69%
Ecolab Inc.	346,307	50,134,864
International Flavors & Fragrances Inc.	124,214	17,546,470
Monsanto Co.	804,542	100,865,430
Praxair Inc.	320,250	48,844,530
Sherwin-Williams Co. (The)	57,142	21,008,828

		238,400,122
COMMERCIAL SERVICES & SUPPLIES — 2.88%
Cintas Corp.	189,405	32,255,671
Republic Services Inc.	2,580,114	166,881,773
Waste Connections Inc.	284,259	20,551,926
Waste Management Inc.	2,310,971	187,858,833

		407,548,203

Security	Shares	Value
COMMUNICATIONS EQUIPMENT — 1.60%
Cisco Systems Inc.	2,985,486	$132,227,175
F5 Networks Inc.[a]	209,554	34,176,162
Motorola Solutions Inc.	551,606	60,582,887

		226,986,224
CONTAINERS & PACKAGING — 0.05%
Avery Dennison Corp.	63,839	6,690,966

		6,690,966
DISTRIBUTORS — 0.11%
Genuine Parts Co.	175,542	15,503,869

		15,503,869
DIVERSIFIED FINANCIAL SERVICES — 1.02%
Berkshire Hathaway Inc. Class Ba	743,348	144,008,808

		144,008,808
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.19%
AT&T Inc.	3,535,449	115,609,182
Verizon Communications Inc.	3,455,732	170,540,374
Zayo Group Holdings Inc.[a,b]	644,646	23,400,650

		309,550,206
ELECTRIC UTILITIES — 4.73%
Alliant Energy Corp.	348,652	14,974,603
American Electric Power Co. Inc.	614,818	43,024,964
Duke Energy Corp.	1,841,302	147,598,768
Edison International	258,753	16,953,497
Eversource Energy	523,386	31,534,006
NextEra Energy Inc.	691,138	113,284,430
PG&E Corp.	201,797	9,302,842
PPL Corp.	412,166	11,994,031
Southern Co. (The)	2,356,421	108,678,136
Westar Energy Inc.	681,354	36,915,760
Xcel Energy Inc.	2,863,763	134,138,659

		668,399,696
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.98%
Amphenol Corp. Class A	1,368,557	114,561,906
FLIR Systems Inc.	437,929	23,451,098

		138,013,004
ENERGY EQUIPMENT & SERVICES — 0.29%
Schlumberger Ltd.	591,474	40,551,457

		40,551,457
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 6.35%
American Tower Corp.	153,761	20,966,850
AvalonBay Communities Inc.	692,694	112,909,122

179

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MIN VOL USA ETF

April 30, 2018

Security	Shares	Value
Boston Properties Inc.	66,951	$8,128,521
Camden Property Trust	659,514	56,322,496
Crown Castle International Corp.	1,097,120	110,666,494
Digital Realty Trust Inc.[b]	288,542	30,496,004
Equinix Inc.[b]	72,653	30,571,656
Equity Residential[b]	1,191,096	73,502,534
Essex Property Trust Inc.	201,703	48,346,192
Extra Space Storage Inc.[b]	87,318	7,822,820
Federal Realty Investment Trust[b]	350,746	40,633,924
Invitation Homes Inc.[b]	309,368	7,158,776
Mid-America Apartment Communities Inc.	314,859	28,797,004
National Retail Properties Inc.	663,283	25,231,285
Public Storage[b]	464,786	93,784,519
Realty Income Corp.[b]	1,386,430	70,028,579
Regency Centers Corp.	178,085	10,480,302
UDR Inc.[b]	1,824,981	65,973,063
Ventas Inc.[b]	439,776	22,613,282
Welltower Inc.	621,025	33,187,576

		897,620,999
FOOD & STAPLES RETAILING — 1.08%
Costco Wholesale Corp.	137,160	27,042,466
Sysco Corp.	724,946	45,338,123
Walmart Inc.	912,407	80,711,523

		153,092,112
FOOD PRODUCTS — 2.81%
Campbell Soup Co.	1,111,008	45,306,906
Conagra Brands Inc.	601,718	22,305,686
General Mills Inc.	1,447,458	63,311,813
Hershey Co. (The)	529,981	48,726,453
Hormel Foods Corp.[b]	759,624	27,536,370
Ingredion Inc.	126,381	15,303,475
JM Smucker Co. (The)	67,267	7,673,820
Kellogg Co.	1,222,539	72,007,547
McCormick & Co. Inc./MD NVS	826,010	87,069,714
Tyson Foods Inc. Class A	123,129	8,631,343

		397,873,127
HEALTH CARE EQUIPMENT & SUPPLIES — 7.95%
Abbott Laboratories	481,846	28,009,708
Baxter International Inc.	1,467,370	101,982,215
Becton Dickinson and Co.	910,999	211,233,338
Boston Scientific Corp.[a]	2,091,449	60,066,415
Cooper Companies Inc. (The)	183,299	41,922,314
Danaher Corp.	1,136,266	113,990,205
Intuitive Surgical Inc.[a,b]	398,837	175,799,373
Medtronic PLC	1,512,249	121,176,513
ResMed Inc.	307,630	29,114,103
Stryker Corp.	740,122	125,391,469
Teleflex Inc.	130,383	34,926,998
Varian Medical Systems Inc.[a,b]	594,080	68,669,707

Security	Shares	Value
Zimmer Biomet Holdings Inc.	97,592	$11,239,671

		1,123,522,029
HEALTH CARE PROVIDERS & SERVICES — 3.71%
Aetna Inc.	208,350	37,305,068
Anthem Inc.	201,276	47,499,123
Cigna Corp.[b]	302,918	52,047,371
CVS Health Corp.	159,956	11,169,727
Henry Schein Inc.[a,b]	607,948	46,204,048
Humana Inc.	215,818	63,489,339
Laboratory Corp. of America Holdings[a,b]	455,911	77,846,803
Quest Diagnostics Inc.	341,274	34,536,929
UnitedHealth Group Inc.	591,019	139,716,892
Universal Health Services Inc. Class B	132,951	15,183,004

		524,998,304
HEALTH CARE TECHNOLOGY — 0.05%
Cerner Corp.[a,b]	118,577	6,907,110

		6,907,110
HOTELS, RESTAURANTS & LEISURE — 2.73%
Aramark	1,026,897	38,395,679
Darden Restaurants Inc.	392,491	36,446,714
McDonald’s Corp.	1,266,807	212,114,164
Starbucks Corp.	1,064,623	61,290,346
Vail Resorts Inc.	57,034	13,078,467
Yum! Brands Inc.	278,328	24,242,369

		385,567,739
HOUSEHOLD DURABLES — 0.08%
NVR Inc.[a]	3,860	11,966,000

		11,966,000
HOUSEHOLD PRODUCTS — 2.79%
Church & Dwight Co. Inc.	1,541,113	71,199,421
Clorox Co. (The)	794,591	93,126,065
Colgate-Palmolive Co.	696,962	45,462,831
Kimberly-Clark Corp.	436,529	45,198,213
Procter & Gamble Co. (The)	1,933,581	139,875,249

		394,861,779
INDUSTRIAL CONGLOMERATES — 0.90%
3M Co.	412,741	80,232,723
Honeywell International Inc.	327,499	47,382,555

		127,615,278
INSURANCE — 7.55%
Aflac Inc.	1,018,654	46,420,063
Alleghany Corp.	87,091	50,048,585
Allstate Corp. (The)	970,549	94,939,103
Aon PLC	318,413	45,364,300
Arch Capital Group Ltd.[a,b]	1,427,889	114,416,746

180

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MIN VOL USA ETF

April 30, 2018

Security	Shares	Value
Athene Holding Ltd. Class A NVS[a]	447,021	$21,904,029
Axis Capital Holdings Ltd.	600,102	35,225,987
Chubb Ltd.	1,004,009	136,213,901
Cincinnati Financial Corp.	325,722	22,911,285
Everest Re Group Ltd.	184,407	42,905,977
FNF Group	526,805	19,402,228
Markel Corp.[a,b]	90,712	102,508,189
Marsh & McLennan Companies Inc.	1,084,526	88,388,869
Progressive Corp. (The)	826,442	49,826,188
RenaissanceRe Holdings Ltd.	489,943	66,651,846
Travelers Companies Inc. (The)	547,018	71,987,569
WR Berkley Corp.	781,908	58,299,060

		1,067,413,925
INTERNET SOFTWARE & SERVICES — 1.97%
Alphabet Inc. Class Aa	73,679	75,047,956
eBay Inc.[a,b]	1,124,289	42,588,067
Facebook Inc. Class Aa	647,180	111,314,960
VeriSign Inc.[a,b]	421,218	49,459,418

		278,410,401
IT SERVICES — 10.70%
Accenture PLC Class A	1,177,525	178,041,780
Automatic Data Processing Inc.	824,953	97,410,450
Broadridge Financial Solutions Inc.	1,256,849	134,746,781
Fidelity National Information Services Inc.	1,242,472	117,997,566
Fiserv Inc.[a,b]	2,426,968	171,974,953
Gartner Inc.[a,b]	445,749	54,064,896
International Business Machines Corp.	603,812	87,528,588
Jack Henry & Associates Inc.	943,046	112,675,136
Mastercard Inc. Class A	797,433	142,158,381
Paychex Inc.	1,821,963	110,356,299
Visa Inc. Class A	1,923,309	244,029,446
Worldpay Inc. Class Aa	757,970	61,562,323

		1,512,546,599
LIFE SCIENCES TOOLS & SERVICES — 0.57%
IQVIA Holdings Inc.[a]	125,003	11,970,287
Thermo Fisher Scientific Inc.[b]	261,999	55,111,490
Waters Corp.[a,b]	69,473	13,089,408

		80,171,185
MEDIA — 2.01%
Charter Communications Inc. Class Aa	90,276	24,490,976
Comcast Corp. Class A	2,600,889	81,641,906
Liberty Broadband Corp. Class C NVS[a]	229,243	16,251,036
Omnicom Group Inc.	224,017	16,501,092
Time Warner Inc.	712,101	67,507,175
Walt Disney Co. (The)	773,680	77,623,315

		284,015,500

Security	Shares	Value
METALS & MINING — 1.46%
Newmont Mining Corp.	5,251,688	$206,338,822

		206,338,822
MORTGAGE REAL ESTATE INVESTMENT — 1.36%
AGNC Investment Corp.	4,409,361	83,425,110
Annaly Capital Management Inc.	10,503,202	108,918,205

		192,343,315
MULTI-UTILITIES — 2.55%
CMS Energy Corp.	620,619	29,287,011
Consolidated Edison Inc.	2,078,167	166,523,522
Dominion Energy Inc.	1,170,625	77,916,800
DTE Energy Co.	76,291	8,041,071
WEC Energy Group Inc.	1,216,115	78,171,872

		359,940,276
MULTILINE RETAIL — 0.13%
Dollar General Corp.	195,717	18,892,562

		18,892,562
OIL, GAS & CONSUMABLE FUELS — 1.82%
Chevron Corp.	615,322	76,982,936
Exxon Mobil Corp.	1,915,771	148,951,195
Occidental Petroleum Corp.	402,923	31,129,831

		257,063,962
PHARMACEUTICALS — 4.83%
Allergan PLC	40,996	6,299,035
Bristol-Myers Squibb Co.	427,658	22,293,812
Eli Lilly & Co.	1,431,804	116,076,350
Johnson & Johnson	1,533,156	193,928,903
Merck & Co. Inc.	1,946,538	114,592,692
Pfizer Inc.	5,292,490	193,758,059
Zoetis Inc.	425,203	35,495,946

		682,444,797
PROFESSIONAL SERVICES — 0.25%
Verisk Analytics Inc.[a]	328,872	35,008,424

		35,008,424
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.90%
Intel Corp.	1,376,209	71,039,909
Texas Instruments Inc.	494,811	50,188,680
Xilinx Inc.	103,930	6,676,463

		127,905,052
SOFTWARE — 4.22%
ANSYS Inc.[a]	567,323	91,713,436
Cadence Design Systems Inc.[a]	600,776	24,067,087

181

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MIN VOL USA ETF

April 30, 2018

Security	Shares	Value
CDK Global Inc.	175,656	$11,459,797
Dell Technologies Inc. Class Va	825,081	59,216,063
Electronic Arts Inc.[a]	221,480	26,130,210
Intuit Inc.	276,610	51,114,762
Microsoft Corp.	1,246,693	116,590,729
Oracle Corp.	1,447,234	66,095,177
salesforce.com Inc.[a]	188,420	22,796,936
Synopsys Inc.[a]	815,152	69,703,648
VMware Inc. Class Aa,b	436,594	58,180,517

		597,068,362
SPECIALTY RETAIL — 2.57%
AutoZone Inc.[a]	81,292	50,768,480
Home Depot Inc. (The)	641,922	118,627,185
O’Reilly Automotive Inc.[a,b]	83,528	21,389,015
Ross Stores Inc.	365,373	29,540,407
TJX Companies Inc. (The)	1,584,214	134,420,558
Ulta Salon Cosmetics & Fragrance Inc.[a,b]	33,804	8,481,762

		363,227,407
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.29%
Apple Inc.	245,502	40,571,661

		40,571,661
TOBACCO — 1.31%
Altria Group Inc.	2,270,462	127,395,623
Philip Morris International Inc.	709,547	58,182,854

		185,578,477
WATER UTILITIES — 0.26%
American Water Works Co. Inc.	419,002	36,277,193

		36,277,193
WIRELESS TELECOMMUNICATION SERVICES — 0.13%
T-Mobile U.S. Inc.[a]	303,982	18,393,951

		18,393,951

TOTAL COMMON STOCKS (Cost: $12,580,439,151)		14,090,512,949

SHORT-TERM INVESTMENTS — 1.38%

MONEY MARKET FUNDS — 1.38%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.93%[c,d,e]	161,691,431	161,707,601

Security	Shares	Value
BlackRock Cash Funds: Treasury, SL Agency Shares
1.61%[c,d]	32,717,385	$32,717,385

		194,424,986

TOTAL SHORT-TERM INVESTMENTS
(Cost: $194,409,301)		194,424,986

TOTAL INVESTMENTS IN SECURITIES — 101.05%
(Cost: $12,774,848,452)		14,284,937,935
Other Assets, Less Liabilities — (1.05)%		(148,420,600)

NET ASSETS — 100.00%		$14,136,517,335

NVS — Non-Voting Shares

[a]	Non-income producing security.
[b]	All or a portion of this security is on loan.
[c]	Affiliate of the Fund.
[d]	Annualized 7-day yield as of period end.
[e]	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended April 30, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated issuer	Shares held at 07/31/17	Shares purchased		Shares sold	Shares held at 04/30/18	Value at 04/30/18	Income		Net realized gain (loss)	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	177,492,174	—		(15,800,743)[a]	161,691,431	$161,707,601	$507,763	[b]	$(32,506)	$(887)
BlackRock Cash Funds: Treasury, SL Agency Shares	9,792,536	22,924,849	[a]	—	32,717,385	32,717,385	230,095		—	—

						$194,424,986	$737,858		$(32,506)	$(887)

[a]	Net of purchases and sales.
[b]	Includes the Fund’s portion of securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities.

Futures Contracts

Futures contracts outstanding as of April 30, 2018 were as follows:

Description	Number of contracts	Expiration date	Notional amount (000)	Value / unrealized appreciation (depreciation)
Long Contracts
DJ U.S. Real Estate	304	Jun 2018	$9,102	$51,846
S&P 500 E-Mini	243	Jun 2018	32,161	(925,999)

Total				$(874,153)

182

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MIN VOL USA ETF

April 30, 2018

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common stocks	$14,090,512,949	$—	$—	$14,090,512,949
Money market funds	194,424,986	—	—	194,424,986

Total	$14,284,937,935	$—	$—	$14,284,937,935

Derivative financial instruments[a]
Assets
Futures contracts	$51,846	$—	$—	$51,846
Liabilities
Futures contracts	(925,999)	—	—	(925,999)

Total	$(874,153)	$—	$—	$(874,153)

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

183

Schedule of Investments (Unaudited)

iSHARES® EDGE MSCI MIN VOL USA SMALL-CAP ETF

April 30, 2018

Security	Shares	Value
COMMON STOCKS — 99.68%

AEROSPACE & DEFENSE — 2.00%
BWX Technologies Inc.	2,263	$153,432
HEICO Corp.	1,877	164,894
HEICO Corp. Class A	288	20,779
Hexcel Corp.	365	24,262
Mercury Systems Inc.[a]	386	12,383
Orbital ATK Inc.	1,152	152,502

		528,252
BANKS — 0.61%
Blue Hills Bancorp. Inc.	1,639	33,313
Carolina Financial Corp.	1,580	61,952
First Mid-Illinois Bancshares Inc.	691	25,394
Nicolet Bankshares Inc.[a]	702	39,010

		159,669
BEVERAGES — 0.09%
Coca-Cola Bottling Co. Consolidated	65	10,945
National Beverage Corp.	143	12,636

		23,581
BIOTECHNOLOGY — 0.42%
Ligand Pharmaceuticals Inc.[a]	548	84,858
Myriad Genetics Inc.[a]	908	25,687

		110,545
BUILDING PRODUCTS — 0.43%
CSW Industrials Inc.[a]	1,259	54,578
Simpson Manufacturing Co. Inc.	1,098	60,038

		114,616
CAPITAL MARKETS — 0.27%
FactSet Research Systems Inc.	139	26,286
Morningstar Inc.	420	45,604

		71,890
CHEMICALS — 1.22%
Ashland Global Holdings Inc.	1,345	89,012
NewMarket Corp.	70	26,568
Scotts Miracle-Gro Co. (The)	1,270	106,147
Sensient Technologies Corp.	303	20,195
Valvoline Inc.	3,984	80,796

		322,718
COMMERCIAL SERVICES & SUPPLIES — 3.97%
ABM Industries Inc.	2,652	82,557
Advanced Disposal Services Inc.[a]	1,449	31,936
Cimpress NVa,b	522	75,069

Security	Shares	Value
Copart Inc.[a]	5,911	$301,934
Healthcare Services Group Inc.	3,370	130,183
KAR Auction Services Inc.	3,401	176,818
SP Plus Corp.[a]	955	33,568
Tetra Tech Inc.	276	13,359
UniFirst Corp./MA	847	136,028
Viad Corp.	1,299	65,924

		1,047,376
COMMUNICATIONS EQUIPMENT — 0.51%
ADTRAN Inc.	3,299	48,330
EchoStar Corp. Class Aa	561	29,475
Ubiquiti Networks Inc.[a,b]	431	30,713
ViaSat Inc.[a]	203	12,988
Viavi Solutions Inc.[a]	1,501	14,185

		135,691
CONSTRUCTION MATERIALS — 0.05%
U.S. Lime & Minerals Inc.	177	13,225

		13,225
CONSUMER FINANCE — 0.25%
FirstCash Inc.	607	52,627
Green Dot Corp. Class Aa	212	12,892

		65,519
CONTAINERS & PACKAGING — 1.57%
AptarGroup Inc.	2,183	204,110
Bemis Co. Inc.	1,334	57,722
Berry Global Group Inc.[a]	1,013	55,715
Silgan Holdings Inc.	2,140	60,070
Sonoco Products Co.	685	35,182

		412,799
DISTRIBUTORS — 0.33%
Pool Corp.	633	87,867

		87,867
DIVERSIFIED CONSUMER SERVICES — 2.26%
Bright Horizons Family Solutions Inc.[a]	2,456	233,025
Carriage Services Inc.	540	14,056
Graham Holdings Co. Class B	221	133,274
Grand Canyon Education Inc.[a]	148	15,391
Laureate Education Inc. Class Aa	1,211	17,100
Service Corp. International/U.S.	2,410	87,989
ServiceMaster Global Holdings Inc.[a]	1,862	94,217

		595,052

184

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MIN VOL USA SMALL-CAP ETF

April 30, 2018

Security	Shares	Value
DIVERSIFIED FINANCIAL SERVICES — 0.07%
Texas Pacific Land Trust	33	$17,981

		17,981
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.30%
ATN International Inc.	899	47,647
Cogent Communications Holdings Inc.	387	18,247
ORBCOMM Inc.[a,b]	1,560	14,071

		79,965
ELECTRIC UTILITIES — 3.59%
ALLETE Inc.	1,550	118,435
El Paso Electric Co.	625	31,906
Great Plains Energy Inc.	5,445	178,215
Hawaiian Electric Industries Inc.	3,001	104,105
IDACORP Inc.	1,363	126,759
MGE Energy Inc.	855	49,633
PNM Resources Inc.	3,607	143,017
Portland General Electric Co.	4,593	195,111

		947,181
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.68%
Badger Meter Inc.	616	26,149
Benchmark Electronics Inc.	553	14,544
Dolby Laboratories Inc. Class A	850	50,847
ePlus Inc.[a]	702	56,055
Itron Inc.[a]	472	30,869
Littelfuse Inc.	399	74,581
National Instruments Corp.	3,914	160,043
Novanta Inc.[a]	266	15,641
OSI Systems Inc.[a,b]	214	13,700

		442,429
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 14.35%
Agree Realty Corp.	2,266	110,762
American Assets Trust Inc.	871	29,239
American Campus Communities Inc.	2,607	101,960
American Homes 4 Rent Class A	3,920	79,184
Apartment Investment & Management Co. Class A	2,720	110,432
Apple Hospitality REIT Inc.	5,595	100,654
CareTrust REIT Inc.	708	9,353
Columbia Property Trust Inc.	1,656	35,372
CoreSite Realty Corp.	846	88,069
Cousins Properties Inc.	3,963	35,231
CubeSmart	2,248	66,181
CyrusOne Inc.	717	38,424
DCT Industrial Trust Inc.	1,506	98,748
Easterly Government Properties Inc.	3,074	63,355
Education Realty Trust Inc.	3,743	123,182
Empire State Realty Trust Inc. Class A	6,646	115,773
EPR Properties	755	41,540
Equity Commonwealth[a]	9,818	304,260
Equity LifeStyle Properties Inc.	3,070	273,721
First Industrial Realty Trust Inc.	1,233	38,359

Security	Shares	Value
Four Corners Property Trust Inc.	1,917	$43,439
Gaming and Leisure Properties Inc.	2,699	92,495
Getty Realty Corp.	2,541	63,652
Healthcare Realty Trust Inc.	6,024	167,648
Healthcare Trust of America Inc. Class A	5,878	146,891
Highwoods Properties Inc.	1,090	47,982
Lamar Advertising Co. Class A	176	11,213
Life Storage Inc.	845	74,732
LTC Properties Inc.	2,403	86,868
MGM Growth Properties LLC Class Ab	5,473	153,080
Monmouth Real Estate Investment Corp.	1,423	22,241
National Health Investors Inc.	390	26,625
New York REIT Inc.	1,327	28,690
Physicians Realty Trust	5,225	78,061
Piedmont Office Realty Trust Inc. Class A	1,480	26,522
PS Business Parks Inc.	1,264	145,714
Retail Opportunity Investments Corp.	3,295	56,674
Retail Properties of America Inc. Class A	3,298	38,059
Rexford Industrial Realty Inc.	2,176	66,477
Senior Housing Properties Trust	1,026	15,975
STORE Capital Corp.	3,613	91,156
Sun Communities Inc.	3,514	329,789
Terreno Realty Corp.	1,770	65,756
Urstadt Biddle Properties Inc. Class A	1,489	29,586
Washington REIT	429	12,321

		3,785,445
FOOD & STAPLES RETAILING — 1.11%
Casey’s General Stores Inc.	1,531	147,894
PriceSmart Inc.	486	42,574
Sprouts Farmers Market Inc.[a]	965	24,154
U.S. Foods Holding Corp.[a]	1,850	63,233
Village Super Market Inc. Class A	591	16,075

		293,930
FOOD PRODUCTS — 5.65%
Cal-Maine Foods Inc.[a]	1,269	61,800
Calavo Growers Inc.	451	42,259
Dean Foods Co.	4,096	35,267
Flowers Foods Inc.	2,445	55,281
Fresh Del Monte Produce Inc.	1,685	82,818
J&J Snack Foods Corp.	1,186	162,968
Lamb Weston Holdings Inc.	4,102	267,943
Lancaster Colony Corp.	1,266	158,997
Pinnacle Foods Inc.	4,806	290,282
Post Holdings Inc.[a]	1,376	109,488
Sanderson Farms Inc.	917	101,934
Simply Good Foods Co. (The)[a]	3,205	41,537
Tootsie Roll Industries Inc.	1,556	44,424
TreeHouse Foods Inc.[a,b]	931	35,843

		1,490,841

185

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MIN VOL USA SMALL-CAP ETF

April 30, 2018

Security	Shares	Value
GAS UTILITIES — 2.27%
Chesapeake Utilities Corp.	601	$45,676
New Jersey Resources Corp.	1,193	49,330
Northwest Natural Gas Co.	2,136	130,937
Southwest Gas Holdings Inc.	647	47,224
Spire Inc.	2,825	203,824
WGL Holdings Inc.	1,436	122,204

		599,195
HEALTH CARE EQUIPMENT & SUPPLIES — 6.08%
Abaxis Inc.	398	26,495
ABIOMED Inc.[a]	188	56,579
Analogic Corp.	987	82,020
AngioDynamics Inc.[a]	788	15,271
Anika Therapeutics Inc.[a]	855	37,629
Atrion Corp.	117	72,786
CONMED Corp.	779	50,658
Globus Medical Inc. Class Aa	1,314	67,264
Haemonetics Corp.[a]	1,483	115,733
Heska Corp.[a]	263	21,466
Hill-Rom Holdings Inc.	1,106	94,928
ICU Medical Inc.[a]	523	131,639
Inogen Inc.[a]	340	47,797
Integra LifeSciences Holdings Corp.[a]	2,170	133,737
iRhythm Technologies Inc.[a,b]	334	19,422
LivaNova PLC[a]	974	86,472
Masimo Corp.[a]	1,210	108,573
NuVasive Inc.[a]	391	20,805
Orthofix International NVa	1,435	87,564
STERIS PLC	1,892	178,832
Varex Imaging Corp.[a]	2,978	107,178
West Pharmaceutical Services Inc.	453	39,959

		1,602,807
HEALTH CARE PROVIDERS & SERVICES — 4.24%
Amedisys Inc.[a]	710	46,924
Chemed Corp.	706	217,603
CorVel Corp.[a]	352	17,266
Encompass Health Corp.	3,076	187,082
LHC Group Inc.[a]	1,975	146,980
LifePoint Health Inc.[a]	917	43,924
National HealthCare Corp.	843	51,659
National Research Corp.	745	24,362
Owens & Minor Inc.	219	3,559
Premier Inc. Class Aa,b	4,211	138,921
Providence Service Corp. (The)[a]	906	68,747
WellCare Health Plans Inc.[a]	839	172,129

		1,119,156
HEALTH CARE TECHNOLOGY — 0.50%
Allscripts Healthcare Solutions Inc.[a]	1,465	17,023
Omnicell Inc.[a]	957	41,247
Quality Systems Inc.[a,b]	1,605	21,555

Security	Shares	Value
Vocera Communications Inc.[a]	2,074	$51,995

		131,820
HOTELS, RESTAURANTS & LEISURE — 3.98%
BBX Capital Corp.	1,784	17,804
BJ’s Restaurants Inc.	544	30,382
Bloomin’ Brands Inc.	647	15,308
Brinker International Inc.	393	17,131
Cheesecake Factory Inc. (The)	1,137	59,067
Churchill Downs Inc.	606	166,407
Cracker Barrel Old Country Store Inc.	954	157,019
Denny’s Corp.[a]	1,120	19,611
Dunkin’ Brands Group Inc.	1,880	114,605
Golden Entertainment Inc.[a]	877	23,460
Hilton Grand Vacations Inc.[a]	517	22,231
Jack in the Box Inc.	841	75,438
Lindblad Expeditions Holdings Inc.[a]	1,782	19,513
Papa John’s International Inc.	561	34,782
Playa Hotels & Resorts NVa	1,220	12,566
Red Rock Resorts Inc. Class A	1,568	47,338
Ruth’s Hospitality Group Inc.	1,781	47,820
Six Flags Entertainment Corp.	879	55,588
Texas Roadhouse Inc.	1,765	113,101

		1,049,171
HOUSEHOLD PRODUCTS — 0.71%
Energizer Holdings Inc.	732	41,988
WD-40 Co.	1,109	146,277

		188,265
INDUSTRIAL CONGLOMERATES — 0.40%
Carlisle Companies Inc.	979	105,468

		105,468
INSURANCE — 6.96%
Argo Group International Holdings Ltd.	1,510	88,259
Baldwin & Lyons Inc. Class B	740	17,242
Brown & Brown Inc.	7,169	195,212
Donegal Group Inc. Class A	953	13,266
Enstar Group Ltd.[a]	461	96,879
Erie Indemnity Co. Class A NVS	1,387	161,960
First American Financial Corp.	2,124	108,558
Global Indemnity Ltd.	658	26,906
Hanover Insurance Group Inc. (The)	1,143	131,273
Infinity Property & Casualty Corp.	693	91,476
James River Group Holdings Ltd.	355	12,893
Mercury General Corp.	382	17,469
Navigators Group Inc. (The)	1,078	60,907
Old Republic International Corp.	4,772	97,349
ProAssurance Corp.	2,100	99,330
Safety Insurance Group Inc.	1,145	91,600
Third Point Reinsurance Ltd.[a]	2,926	38,916

186

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MIN VOL USA SMALL-CAP ETF

April 30, 2018

Security	Shares	Value
Validus Holdings Ltd.	3,382	$229,198
White Mountains Insurance Group Ltd.	297	256,991

		1,835,684
INTERNET & DIRECT MARKETING RETAIL — 0.51%
Liberty Expedia Holdings Inc. Class Aa	1,659	67,687
PetMed Express Inc.	338	11,310
Shutterfly Inc.[a]	688	55,673

		134,670
INTERNET SOFTWARE & SERVICES — 1.39%
Alarm.com Holdings Inc.[a]	877	35,413
Blucora Inc.[a]	1,197	31,122
Cars.com Inc.[a,b]	554	15,778
Cision Ltd.[a]	2,834	37,947
CommerceHub Inc. Series Aa	1,073	24,325
CommerceHub Inc. Series C NVS[a]	2,276	51,597
GoDaddy Inc. Class Aa	636	41,060
j2 Global Inc.	609	48,343
NIC Inc.	2,566	38,105
XO Group Inc.[a]	1,928	41,799

		365,489
IT SERVICES — 4.16%
Black Knight Inc.[a]	2,377	115,641
Booz Allen Hamilton Holding Corp.	4,115	163,077
CACI International Inc. Class Aa	106	16,011
Cass Information Systems Inc.	313	18,930
Conduent Inc.[a]	4,197	81,674
Convergys Corp.	2,786	65,081
CoreLogic Inc./U.S.[a]	3,955	195,773
CSG Systems International Inc.	329	14,078
Euronet Worldwide Inc.[a,b]	1,144	89,358
ExlService Holdings Inc.[a]	2,670	154,353
ManTech International Corp./VA Class A	661	39,058
MAXIMUS Inc.	205	13,864
Sykes Enterprises Inc.[a]	3,063	88,092
TTEC Holdings Inc.	1,273	40,736

		1,095,726
LEISURE PRODUCTS — 0.47%
American Outdoor Brands Corp.[a]	1,019	11,209
Callaway Golf Co.	4,655	80,345
Sturm Ruger & Co. Inc.	587	32,432

		123,986
LIFE SCIENCES TOOLS & SERVICES — 3.55%
Bio-Rad Laboratories Inc. Class Aa	1,093	277,305
Bio-Techne Corp.	1,926	290,653
Bruker Corp.	1,101	32,513
Charles River Laboratories International Inc.[a]	1,244	129,612
Luminex Corp.	626	13,365
PerkinElmer Inc.	1,451	106,445

Security	Shares	Value
PRA Health Sciences Inc.[a]	1,052	$86,443

		936,336
MACHINERY — 0.31%
Toro Co. (The)	1,390	81,162

		81,162
MEDIA — 3.25%
AMC Networks Inc. Class Aa	1,266	65,832
Cable One Inc.	340	215,941
GCI Liberty Inc. Class Aa	1,497	66,766
Hemisphere Media Group Inc.[a]	1,380	15,042
Liberty Latin America Ltd. Class Aa	1,882	34,629
Lions Gate Entertainment Corp. Class A	2,143	53,339
Loral Space & Communications Inc.[a]	831	32,284
Madison Square Garden Co. (The) Class Aa	1,001	243,263
MSG Networks Inc. Class Aa	1,645	33,722
Scholastic Corp. NVS	2,014	83,380
Tribune Media Co. Class A	350	13,227

		857,425
METALS & MINING — 1.77%
Coeur Mining Inc.[a]	5,301	40,129
Hecla Mining Co.[b]	25,121	96,213
McEwen Mining Inc.[b]	20,965	43,607
Royal Gold Inc.	3,237	287,446

		467,395
MORTGAGE REAL ESTATE INVESTMENT — 4.91%
Anworth Mortgage Asset Corp.	7,709	36,464
Apollo Commercial Real Estate Finance Inc.	8,278	149,170
Arbor Realty Trust Inc.	3,886	34,041
ARMOUR Residential REIT Inc.	2,367	53,565
Blackstone Mortgage Trust Inc. Class A	7,128	219,899
Capstead Mortgage Corp.	3,797	33,414
Chimera Investment Corp.	1,707	29,855
CYS Investments Inc.	12,007	86,090
Dynex Capital Inc.	3,508	23,083
MFA Financial Inc.	23,501	176,727
MTGE Investment Corp.	3,545	64,342
PennyMac Mortgage Investment Trust[c]	1,154	20,299
Starwood Property Trust Inc.	8,686	182,058
Sutherland Asset Management Corp.	1,398	20,131
Two Harbors Investment Corp.	10,799	164,793

		1,293,931
MULTI-UTILITIES — 1.78%
Avista Corp.	1,789	92,778
Black Hills Corp.	1,516	85,927
NorthWestern Corp.	2,112	116,033
Unitil Corp.	1,021	49,610
Vectren Corp.	1,769	124,308

		468,656

187

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MIN VOL USA SMALL-CAP ETF

April 30, 2018

Security	Shares	Value
OIL, GAS & CONSUMABLE FUELS — 0.72%
Antero Midstream GP LP	992	$17,082
Centennial Resource Development Inc./DE Class Aa	4,493	83,120
Midstates Petroleum Co. Inc.[a]	926	12,955
Par Pacific Holdings Inc.[a]	1,815	30,619
SandRidge Energy Inc.[a]	1,209	17,579
WildHorse Resource Development Corp.[a,b]	1,059	27,693

		189,048
PERSONAL PRODUCTS — 0.31%
Edgewell Personal Care Co.[a]	228	10,043
Medifast Inc.	709	71,170

		81,213
PHARMACEUTICALS — 0.34%
Medicines Co. (The)[a]	428	12,879
Phibro Animal Health Corp. Class A	455	19,246
Prestige Brands Holdings Inc.[a]	1,932	56,878

		89,003
PROFESSIONAL SERVICES — 0.73%
CBIZ Inc.[a]	4,071	75,721
Exponent Inc.	476	41,126
Forrester Research Inc.	704	28,019
ICF International Inc.	273	18,318
Insperity Inc.	371	29,773

		192,957
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.23%
RMR Group Inc. (The) Class A	267	19,865
St. Joe Co. (The)[a,b]	2,360	40,710

		60,575
ROAD & RAIL — 1.08%
Daseke Inc.[a,b]	1,666	13,794
Heartland Express Inc.	3,619	64,527
Landstar System Inc.	1,568	159,387
Werner Enterprises Inc.	1,363	46,751

		284,459
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.29%
Mellanox Technologies Ltd.[a]	744	58,478
Rambus Inc.[a]	1,229	16,592

		75,070
SOFTWARE — 3.02%
Aspen Technology Inc.[a]	1,502	131,800
Bottomline Technologies de Inc.[a]	520	20,550

Security	Shares	Value
CommVault Systems Inc.[a]	247	$17,278
Ellie Mae Inc.[a]	151	14,627
Fair Isaac Corp.[a]	320	55,418
Guidewire Software Inc.[a]	209	17,686
MicroStrategy Inc. Class Aa	100	12,746
Progress Software Corp.	2,292	84,643
PTC Inc.[a]	205	16,882
QAD Inc. Class A	813	36,504
RealPage Inc.[a]	1,088	58,208
Tyler Technologies Inc.[a]	938	205,347
Ultimate Software Group Inc. (The)[a]	468	112,282
Verint Systems Inc.[a]	317	13,346

		797,317
SPECIALTY RETAIL — 0.92%
Burlington Stores Inc.[a]	125	16,981
Children’s Place Inc. (The)	213	27,168
Five Below Inc.[a]	689	48,650
Michaels Companies Inc. (The)[a,b]	697	12,978
Monro Inc.	631	35,305
Murphy USA Inc.[a]	1,224	76,586
Winmark Corp.	196	25,539

		243,207
TEXTILES, APPAREL & LUXURY GOODS — 0.40%
Carter’s Inc.	638	64,004
Steven Madden Ltd.	838	40,434

		104,438
THRIFTS & MORTGAGE FINANCE — 1.23%
Beneficial Bancorp. Inc.	885	14,027
Flagstar Bancorp. Inc.[a]	1,060	36,623
Kearny Financial Corp./MD	6,245	87,742
Meridian Bancorp. Inc.	3,972	75,071
OceanFirst Financial Corp.	1,153	31,108
Oritani Financial Corp.	3,062	46,849
Waterstone Financial Inc.	1,986	34,060

		325,480
TOBACCO — 0.38%
Vector Group Ltd.	5,106	99,567

		99,567
TRADING COMPANIES & DISTRIBUTORS — 1.30%
Kaman Corp.	1,876	113,760
SiteOne Landscape Supply Inc.[a,b]	584	40,004
Watsco Inc.	1,135	190,022

		343,786

188

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MIN VOL USA SMALL-CAP ETF

April 30, 2018

Security	Shares	Value
WATER UTILITIES — 0.64%
Aqua America Inc.	4,769	$167,630

		167,630
WIRELESS TELECOMMUNICATION SERVICES — 0.12%
Boingo Wireless Inc.[a,b]	873	20,481
Spok Holdings Inc.	774	11,532

		32,013

TOTAL COMMON STOCKS
(Cost: $25,373,380)		26,288,677

SHORT-TERM INVESTMENTS — 3.16%

MONEY MARKET FUNDS — 3.16%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.93%[c,d,e]	754,307	754,383
BlackRock Cash Funds: Treasury, SL Agency Shares
1.61%[c,d]	77,963	77,963

		832,346

TOTAL SHORT-TERM INVESTMENTS
(Cost: $832,275)		832,346

TOTAL INVESTMENTS IN SECURITIES — 102.84%
(Cost: $26,205,655)		27,121,023
Other Assets, Less Liabilities — (2.84)%		(749,251)

NET ASSETS — 100.00%		$26,371,772

NVS — Non-Voting Shares

[a]	Non-income producing security.
[b]	All or a portion of this security is on loan.
[c]	Affiliate of the Fund.
[d]	Annualized 7-day yield as of period end.
[e]	All or a portion of this security was purchased with cash collateral received from loaned securities.

189

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MIN VOL USA SMALL-CAP ETF

April 30, 2018

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended April 30, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated issuer	Shares held at 07/31/17	Shares purchased		Shares sold	Shares held at 04/30/18	Value at 04/30/18	Income		Net realized gain (loss)	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	309,233	445,074	[a]	—	754,307	$754,383	$3,774	[b]	$(165)	$70
BlackRock Cash Funds: Treasury, SL Agency Shares	16,670	61,293	[a]	—	77,963	77,963	291		—	—
PennyMac Mortgage Investment Trust	341	858		(45)	1,154	20,299	1,230		(100)	1,227

						$852,645	$5,295		$(265)	$1,297

[a]	Net of purchases and sales.
[b]	Includes the Fund’s portion of securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common stocks	$26,288,677	$—	$—	$26,288,677
Money market funds	832,346	—	—	832,346

Total	$27,121,023	$—	$—	$27,121,023

190

Schedule of Investments (Unaudited)

iSHARES® EDGE MSCI MULTIFACTOR GLOBAL ETF

April 30, 2018

Security	Shares	Value
COMMON STOCKS — 97.37%

AUSTRALIA — 1.75%
Aristocrat Leisure Ltd.	7,713	$156,150
BlueScope Steel Ltd.	11,388	141,924
Cochlear Ltd.	626	91,700
Dexus	15,348	109,946
Goodman Group	20,672	141,531
GPT Group (The)	21,816	79,704
Harvey Norman Holdings Ltd.	25,504	67,766
LendLease Group	6,954	93,909
Mirvac Group	47,314	80,001

		962,631
BELGIUM — 0.11%
Colruyt SA	1,082	61,023

		61,023
BRAZIL — 0.83%
Centrais Eletricas Brasileiras SAa	3,600	19,684
Cia. de Saneamento Basico do Estado de Sao Paulo	3,800	38,308
EDP — Energias do Brasil SA	7,600	30,268
Itausa — Investimentos Itau SA NVS[a]	1,133	4,386
Kroton Educacional SA	21,600	86,767
Lojas Renner SA	3,600	33,660
Odontoprev SA	3,800	16,376
Porto Seguro SA	3,800	49,247
Qualicorp SA	10,800	75,402
Sul America SA NVS	4,050	25,106
TIM Participacoes SA	7,600	34,756
Transmissora Alianca de Energia Eletrica SA NVS	7,200	43,951

		457,911
CANADA — 1.83%
CAE Inc.	3,638	68,875
Constellation Software Inc./Canada	324	231,922
First Capital Realty Inc.	758	11,867
Industrial Alliance Insurance & Financial Services Inc.	1,516	63,776
Jean Coutu Group PJC Inc. (The) Class A	872	16,727
Linamar Corp.	398	22,338
Magna International Inc.	5,478	324,035
Metro Inc.	4,474	142,182
Teck Resources Ltd. Class B	5,112	128,523

		1,010,245
CHILE — 0.17%
Aguas Andinas SA Class A	120,780	80,484
Enel Chile SA	124,177	15,503

		95,987
CHINA — 9.09%
AAC Technologies Holdings Inc.	18,000	262,148

Security	Shares	Value
Agricultural Bank of China Ltd. Class H	324,000	$184,123
ANTA Sports Products Ltd.	38,000	218,609
Autohome Inc. ADR	1,656	161,543
Brilliance China Automotive Holdings Ltd.	72,000	129,904
China Construction Bank Corp. Class H	900,000	954,098
China Huarong Asset Management Co. Ltd. Class Hb	112,000	38,816
China Resources Land Ltd.	72,000	272,927
China Shenhua Energy Co. Ltd. Class H	72,000	178,526
China Vanke Co. Ltd. Class H	36,000	149,995
Country Garden Holdings Co. Ltd.	76,000	157,069
CSPC Pharmaceutical Group Ltd.	76,000	195,610
Dongfeng Motor Group Co. Ltd. Class H	76,000	84,539
Fosun International Ltd.	57,000	122,450
Geely Automobile Holdings Ltd.	72,000	192,654
Guangdong Investment Ltd.	76,000	118,335
Haitian International Holdings Ltd.	38,000	101,195
Hanergy Thin Film Power Group Ltd.[a,c]	659	—
Industrial & Commercial Bank of China Ltd. Class H	76,000	67,592
Lee & Man Paper Manufacturing Ltd.	36,000	40,045
Longfor Properties Co. Ltd.	19,000	57,376
New Oriental Education & Technology Group Inc. ADR	1,876	168,540
Nine Dragons Paper Holdings Ltd.	36,000	54,310
Shanghai Industrial Holdings Ltd.	38,000	100,226
Shanghai Pharmaceuticals Holding Co. Ltd. Class H	11,400	31,303
Sihuan Pharmaceutical Holdings Group Ltd.	76,000	18,496
Sino Biopharmaceutical Ltd.	108,000	229,809
Sino-Ocean Group Holding Ltd.	38,000	26,630
Sunny Optical Technology Group Co. Ltd.	3,600	59,677
TAL Education Group Class A ADR	4,587	167,059
Weibo Corp. ADR[a]	1,224	140,172
Yum China Holdings Inc.	4,984	213,116
YY Inc. ADR[a]	1,188	114,511

		5,011,403
COLOMBIA — 0.02%
Interconexion Electrica SA ESP	2,596	13,383

		13,383
CZECH REPUBLIC — 0.05%
Moneta Money Bank ASb	8,280	29,880

		29,880
DENMARK — 0.74%
Coloplast A/S Class B	1,878	159,580
Orsted A/Sb	2,052	135,466
Tryg A/S	304	7,222
William Demant Holding A/Sa	2,750	107,562

		409,830
FINLAND — 0.30%
Elisa OYJ	2,994	132,829
Orion OYJ Class B	1,024	31,153

		163,982

191

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MULTIFACTOR GLOBAL ETF

April 30, 2018

Security	Shares	Value
FRANCE — 2.51%
Amundi SAb	1,476	$125,687
Arkema SA NVS	910	119,291
Atos SE	1,270	171,701
Casino Guichard Perrachon SA NVS	360	18,685
Cie. Generale des Etablissements Michelin SCA Class B NVS	2,314	325,847
CNP Assurances NVS	1,800	46,192
Faurecia SA NVS	432	35,388
Ipsen SA NVS	720	117,002
Renault SA NVS	756	82,060
SCOR SE	2,750	111,804
SEB SA NVS	252	48,380
Thales SA NVS	1,440	182,680

		1,384,717
GERMANY — 2.15%
Covestro AGb	1,630	148,805
Deutsche Lufthansa AG Registered	3,316	96,834
Fraport AG Frankfurt Airport Services Worldwide	794	77,129
Hannover Rueck SE	948	133,551
Henkel AG & Co. KGaA	1,081	128,974
HUGO BOSS AG	792	74,446
K+S AG Registered[d]	792	23,358
MTU Aero Engines AG	612	105,737
OSRAM Licht AG	1,348	77,801
RTL Group SA	684	56,402
Uniper SE	4,932	152,963
Wirecard AG	792	108,225

		1,184,225
GREECE — 0.01%
FF Group[a]	165	3,130

		3,130
HONG KONG — 1.52%
ASM Pacific Technology Ltd.	3,800	52,292
CK Asset Holdings Ltd.	36,000	312,146
NWS Holdings Ltd.	38,000	75,145
Sino Land Co. Ltd.	76,000	131,504
Swire Properties Ltd.	22,800	81,198
WH Group Ltd.[b]	126,000	131,487
Yue Yuen Industrial Holdings Ltd.	19,000	54,108

		837,880
HUNGARY — 0.15%
MOL Hungarian Oil & Gas PLC	1,270	14,693
Richter Gedeon Nyrt	3,278	66,387

		81,080

Security	Shares	Value
INDIA — 0.00%
Indian Oil Corp. Ltd.	100	$243

		243
INDONESIA — 0.34%
Adaro Energy Tbk PT	267,200	35,243
Bank Danamon Indonesia Tbk PT	55,000	26,289
Pakuwon Jati Tbk PT	119,400	5,063
Surya Citra Media Tbk PT	72,000	13,249
United Tractors Tbk PT	43,600	106,865

		186,709
ITALY — 0.12%
Recordati SpA	872	31,238
UnipolSai Assicurazioni SpA	13,718	36,960

		68,198
JAPAN — 10.19%
Alfresa Holdings Corp.	7,600	167,801
Asahi Kasei Corp.	25,200	347,169
Brother Industries Ltd.	3,800	81,817
Daicel Corp.	7,600	87,929
Daito Trust Construction Co. Ltd.	200	33,365
Daiwa House Industry Co. Ltd.	7,200	263,852
Hachijuni Bank Ltd. (The)	18,000	95,243
Hakuhodo DY Holdings Inc.	3,800	53,167
Hitachi Metals Ltd.	3,800	43,617
Iida Group Holdings Co. Ltd.	3,800	74,350
ITOCHU Corp.	21,600	433,086
Japan Airlines Co. Ltd.	3,800	149,673
JFE Holdings Inc.	10,800	222,514
Kakaku.com Inc.	7,200	137,585
Koito Manufacturing Co. Ltd.	3,600	241,809
Kuraray Co. Ltd.	10,800	179,827
Marubeni Corp.	32,400	244,040
Mebuki Financial Group Inc.	25,200	97,875
Medipal Holdings Corp.	3,800	81,643
MISUMI Group Inc.	3,600	99,685
Mitsubishi Chemical Holdings Corp.	21,600	205,193
Mitsubishi Gas Chemical Co. Inc.	3,600	84,683
Mitsubishi Tanabe Pharma Corp.	10,800	205,686
Nexon Co. Ltd.[a]	7,600	110,640
Nippon Electric Glass Co. Ltd.	3,600	103,797
Nisshin Seifun Group Inc.	3,800	83,102
Nomura Real Estate Master Fund Inc.	76	106,056
Obayashi Corp.	10,800	124,557
Sekisui Chemical Co. Ltd.	10,800	191,474
Stanley Electric Co. Ltd.	3,800	137,692
Start Today Co. Ltd.	3,800	109,737
Sumitomo Heavy Industries Ltd.	3,600	137,848
Taiheiyo Cement Corp.	3,800	143,943
Taisei Corp.	3,600	194,434

192

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MULTIFACTOR GLOBAL ETF

April 30, 2018

Security	Shares	Value
Toppan Printing Co. Ltd.	1,000	$8,371
Tosoh Corp.	7,200	127,781
Tsuruha Holdings Inc.	100	14,375
Yamada Denki Co. Ltd.	14,400	75,537
Yaskawa Electric Corp.	3,600	147,060
Yokogawa Electric Corp.	7,600	167,662

		5,615,675
MALAYSIA — 0.26%
AirAsia Group Bhd	33,400	32,774
Alliance Bank Malaysia Bhd	5,200	5,765
PPB Group Bhd[d]	21,600	105,922

		144,461
NETHERLANDS — 0.65%
AerCap Holdings NVa,d	2,028	105,720
NN Group NV	5,292	253,769

		359,489
POLAND — 0.15%
Grupa Azoty SA	720	10,994
Jastrzebska Spolka Weglowa SAa	1,728	40,845
PGE Polska Grupa Energetyczna SAa	7,488	22,376
Tauron Polska Energia SAa	12,096	8,113

		82,328
RUSSIA — 1.37%
LUKOIL PJSC ADR NVS	6,348	424,046
Surgutneftegas OJSC ADR NVS	15,660	73,571
Tatneft PJSC ADR NVS	3,962	255,549

		753,166
SINGAPORE — 0.25%
UOL Group Ltd.	7,600	50,569
Wilmar International Ltd.	21,600	53,182
Yangzijiang Shipbuilding Holdings Ltd.	39,800	35,170

		138,921
SOUTH AFRICA — 0.19%
Exxaro Resources Ltd.	2,558	22,806
Mondi Ltd.	1,516	44,198
NEPI Rockcastle PLC	1,260	13,887
SPAR Group Ltd. (The)	1,232	20,868

		101,759
SOUTH KOREA — 4.74%
BGF retail Co. Ltd.	47	8,405
BNK Financial Group Inc.	2,236	21,877
DB Insurance Co. Ltd.	620	36,513
E-MART Inc.	304	76,850
GS Holdings Corp.	398	22,843
Hana Financial Group Inc.	1,889	84,453

Security	Shares	Value
Hankook Tire Co. Ltd.	834	$38,614
Hanwha Chemical Corp.	1,194	32,364
Hanwha Life Insurance Co. Ltd.	3,146	18,351
Hyundai Engineering & Construction Co. Ltd.	1,024	60,977
Hyundai Marine & Fire Insurance Co. Ltd.	1,024	36,673
Hyundai Steel Co.	792	44,937
LG Corp.	1,990	151,106
LG Display Co. Ltd.	2,956	64,902
Samsung Electronics Co. Ltd.	504	1,250,503
SK Hynix Inc.	8,208	649,385
SK Telecom Co. Ltd.	76	16,260

		2,615,013
SPAIN — 0.23%
International Consolidated Airlines Group SA	6,784	58,785
Mapfre SA	19,706	68,664

		127,449
SWEDEN — 0.05%
ICA Gruppen AB	512	15,958
L E Lundbergforetagen AB Class B	152	10,344

		26,302
SWITZERLAND — 2.59%
Adecco Group AG Registered	1,224	81,534
Baloise Holding AG Registered	550	87,620
Barry Callebaut AG Registered	38	68,599
EMS-Chemie Holding AG Registered	108	67,098
Geberit AG Registered	436	187,014
Kuehne + Nagel International AG Registered	798	124,952
Partners Group Holding AG	252	184,946
Schindler Holding AG Participation Certificates NVS	324	67,294
Schindler Holding AG Registered	324	65,166
Sika AG Bearer	36	262,936
Straumann Holding AG Registered	114	78,023
Swiss Life Holding AG Registered	432	152,088

		1,427,270
TAIWAN — 1.66%
AU Optronics Corp.	216,000	90,528
China Life Insurance Co. Ltd./Taiwan	36,000	39,180
Compal Electronics Inc.	36,000	23,605
Foxconn Technology Co. Ltd.	38,020	94,965
Innolux Corp.	152,000	57,026
Inventec Corp.	38,000	28,963
Lite-On Technology Corp.	4,000	5,306
Macronix International[a]	36,000	57,857
Novatek Microelectronics Corp.	38,000	160,546
Shin Kong Financial Holding Co. Ltd.	216,408	88,870
Synnex Technology International Corp.	38,000	54,907
Taiwan Business Bank	216,370	66,696
Teco Electric and Machinery Co. Ltd.	38,000	31,018

193

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MULTIFACTOR GLOBAL ETF

April 30, 2018

Security	Shares	Value
United Microelectronics Corp.	152,000	$82,200
Wistron Corp.	38,503	30,842

		912,509
THAILAND — 0.52%
Central Pattana PCL NVDR	11,400	29,168
Delta Electronics Thailand PCL NVDR	11,400	24,292
Electricity Generating PCL NVDR	7,200	50,874
KCE Electronics PCL NVDR	10,800	23,355
Robinson PCL NVDR	11,400	23,750
Siam Cement PCL (The) Foregin	3,800	56,350
Thai Oil PCL NVDR	21,600	64,506
Thai Union Group PCL NVDR	22,800	13,004

		285,299
TURKEY — 0.26%
Aselsan Elektronik Sanayi Ve Ticaret AS	5,514	34,181
Eregli Demir ve Celik Fabrikalari TAS	33,992	84,954
Ford Otomotiv Sanayi AS	828	11,436
Tupras Turkiye Petrol Rafinerileri AS	398	10,133

		140,704
UNITED ARAB EMIRATES — 0.13%
Aldar Properties PJSC	32,652	18,668
DAMAC Properties Dubai Co. PJSC	46,080	34,750
Dubai Islamic Bank PJSC	12,672	18,974

		72,392
UNITED KINGDOM — 5.10%
3i Group PLC	14,912	193,396
Admiral Group PLC	3,204	87,952
Aptiv PLC	3,468	293,324
Ashtead Group PLC	6,386	178,818
Babcock International Group PLC	436	4,419
BAE Systems PLC	40,682	342,364
Barratt Developments PLC	12,278	94,364
Berkeley Group Holdings PLC	1,592	89,288
Coca-Cola HBC AGa	2,312	77,828
Croda International PLC	1,669	102,549
Hargreaves Lansdown PLC	4,112	101,351
IMI PLC	3,394	51,048
Intertek Group PLC	1,384	93,425
J Sainsbury PLC	21,319	90,734
Meggitt PLC	10,120	65,847
Melrose Industries PLC	34,502	108,348
Mondi PLC	4,834	134,893
Persimmon PLC	3,866	144,569
Sage Group PLC (The)	15,158	132,616
Segro PLC	14,874	132,385
Taylor Wimpey PLC	47,426	125,255
TUI AG	3,528	79,960
Wm Morrison Supermarkets PLC	26,432	88,503

		2,813,236

Security	Shares	Value
UNITED STATES — 47.34%
Accenture PLC Class A	6,372	$963,446
Aflac Inc.	10,232	466,272
AGCO Corp.	1,082	67,820
Agilent Technologies Inc.	2,592	170,398
Albemarle Corp.	1,516	146,991
Align Technology Inc.[a]	1,008	251,849
Alliant Energy Corp.	3,564	153,074
Ameren Corp.	2,464	144,440
American Financial Group Inc./OH	1,384	156,696
Anthem Inc.	2,412	569,208
AO Smith Corp.	1,706	104,663
Applied Materials Inc.	10,980	545,377
Arch Capital Group Ltd.[a]	1,878	150,484
Archer-Daniels-Midland Co.	7,676	348,337
Arista Networks Inc.[a]	576	152,381
Arrow Electronics Inc.[a]	1,196	89,389
Athene Holding Ltd. Class A NVS[a]	1,296	63,504
Atmos Energy Corp.	1,592	138,329
Autoliv Inc.	1,195	160,190
Avery Dennison Corp.	1,158	121,370
Avnet Inc.	1,706	66,926
Axis Capital Holdings Ltd.	1,080	63,396
Best Buy Co. Inc.	3,714	284,232
BorgWarner Inc.	504	24,666
Broadridge Financial Solutions Inc.	1,346	144,305
Bunge Ltd.	3,312	239,226
CA Inc.	3,752	130,570
Cadence Design Systems Inc.[a]	2,710	108,563
Camden Property Trust	1,232	105,213
CDW Corp./DE	1,744	124,330
Celanese Corp. Series A	1,916	208,212
CH Robinson Worldwide Inc.	1,838	169,151
Chemours Co. (The)	468	22,656
Cigna Corp.	3,280	563,570
Citizens Financial Group Inc.	6,518	270,432
Cognex Corp.	1,656	76,590
Comerica Inc.	2,198	207,887
Cooper Companies Inc. (The)[d]	648	148,204
Corning Inc.	11,952	322,943
Cummins Inc.	900	143,874
Darden Restaurants Inc.	1,554	144,304
Dell Technologies Inc. Class Va	2,824	202,678
East West Bancorp. Inc.	1,668	111,122
Eastman Chemical Co.	1,592	162,511
Eaton Vance Corp. NVS	1,478	80,388
Expeditors International of Washington Inc.	2,464	157,351
F5 Networks Inc.[a]	950	154,936
Flex Ltd.[a]	7,276	94,588
FLIR Systems Inc.	1,838	98,425
FNF Group	3,110	114,541
Fortive Corp.	3,714	261,131
Gap Inc. (The)	2,376	69,474
General Dynamics Corp.	2,628	529,043
Genuine Parts Co.	1,876	165,688

194

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MULTIFACTOR GLOBAL ETF

April 30, 2018

Security	Shares	Value
Hewlett Packard Enterprise Co.	21,468	$366,029
Hormel Foods Corp.	3,790	137,388
Huntington Ingalls Industries Inc.	684	166,356
IDEX Corp.	360	48,118
Ingredion Inc.	948	114,793
International Flavors & Fragrances Inc.	1,120	158,211
Intuit Inc.	2,664	492,281
Intuitive Surgical Inc.[a]	1,116	491,910
IPG Photonics Corp.[a]	360	76,691
Jack Henry & Associates Inc.	588	70,254
Jacobs Engineering Group Inc.	2,028	117,807
JB Hunt Transport Services Inc.	612	71,867
Jones Lang LaSalle Inc.	684	115,945
Kimberly-Clark Corp.	5,040	521,842
KLA-Tencor Corp.	1,764	179,469
Kohl’s Corp.	1,044	64,853
L3 Technologies Inc.	1,008	197,447
Laboratory Corp. of America Holdings[a]	1,234	210,706
Lam Research Corp.	1,692	313,122
Lear Corp.	910	170,143
Leggett & Platt Inc.	2,162	87,669
Leidos Holdings Inc.	1,637	105,145
Liberty Property Trust	4,860	203,245
Lincoln National Corp.	3,242	229,015
Loews Corp.	796	41,758
LyondellBasell Industries NV Class A	4,228	447,026
ManpowerGroup Inc.	986	94,380
Marvell Technology Group Ltd.	6,350	127,381
Maxim Integrated Products Inc.	3,032	165,244
Mettler-Toledo International Inc.[a]	360	201,575
Michael Kors Holdings Ltd.[a]	2,314	158,324
National Retail Properties Inc.	1,706	64,896
Northrop Grumman Corp.	2,162	696,250
NVIDIA Corp.	5,148	1,157,785
NVR Inc.[a]	38	117,800
OGE Energy Corp.	3,600	118,332
Old Dominion Freight Line Inc.	756	101,198
Owens Corning	1,152	75,444
Packaging Corp. of America	1,420	164,280
Paychex Inc.	4,076	246,883
Pinnacle West Capital Corp.	1,632	131,376
Principal Financial Group Inc.	3,677	217,752
Public Storage	1,990	401,542
Quest Diagnostics Inc.	1,802	182,362
Raymond James Financial Inc.	1,516	136,061
Raytheon Co.	114	23,363
Regions Financial Corp.	15,272	285,586
Reinsurance Group of America Inc.	758	113,245
ResMed Inc.	1,744	165,052
Robert Half International Inc.	1,706	103,640
Rockwell Automation Inc.	1,692	278,385
Rockwell Collins Inc.	504	66,800
Rollins Inc.	2,786	135,177
Ross Stores Inc.	5,268	425,918
SEI Investments Co.	1,764	111,538
Southwest Airlines Co.	2,200	116,226
Synopsys Inc.[a]	1,952	166,916
T Rowe Price Group Inc.	1,584	180,291
TE Connectivity Ltd.	3,960	363,330
Teleflex Inc.	576	154,299

Security	Shares	Value
Textron Inc.	3,184	$197,854
Torchmark Corp.	1,670	144,856
Tyson Foods Inc. Class A	3,924	275,072
UGI Corp.	2,560	123,878
United Therapeutics Corp.[a]	796	87,648
Universal Health Services Inc. Class B	1,156	132,015
Unum Group	3,148	152,300
Valero Energy Corp.	6,480	718,826
Varian Medical Systems Inc.[a]	1,080	124,837
Voya Financial Inc.	2,312	121,033
WABCO Holdings Inc.[a]	796	102,676
Waters Corp.[a]	1,044	196,700
Westar Energy Inc.	1,744	94,490
WR Berkley Corp.	1,800	134,208
XL Group Ltd.	3,024	168,104
Zions BanCorp.	2,558	140,051

		26,097,613

TOTAL COMMON STOCKS
(Cost: $49,977,112)		53,676,043

PREFERRED STOCKS — 1.44%

BRAZIL — 0.41%
Itausa-Investimentos Itau SA NVS, Preference Shares	57,821	225,634

		225,634
GERMANY — 0.25%
Fuchs Petrolub SE NVS, Preference Shares	266	14,314
Porsche Automobil Holding SE NVS, Preference Shares	1,476	126,258

		140,572
SOUTH KOREA — 0.78%
Samsung Electronics Co. Ltd. NVS, Preference Shares	216	429,755

		429,755

TOTAL PREFERRED STOCKS
(Cost: $680,503)		795,961

INVESTMENT COMPANIES — 0.76%

INDIA — 0.76%
iShares MSCI India ETF[e]	11,916	416,464

		416,464

TOTAL INVESTMENT COMPANIES
(Cost: $385,974)		416,464

195

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MULTIFACTOR GLOBAL ETF

April 30, 2018

Security	Shares	Value
SHORT-TERM INVESTMENTS — 0.58%

MONEY MARKET FUNDS — 0.58%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.93%[e,f,g]	277,149	$277,177
BlackRock Cash Funds: Treasury, SL Agency Shares
1.61%[e,f]	43,979	43,979

		321,156

TOTAL SHORT-TERM INVESTMENTS
(Cost: $321,141)		321,156

TOTAL INVESTMENTS IN SECURITIES — 100.15%
(Cost: $51,364,730)		55,209,624
Other Assets, Less Liabilities — (0.15)%		(83,272)

NET ASSETS — 100.00%		$55,126,352

ADR — American Depositary Receipts

NVDR — Non-Voting Depositary Receipts

NVS — Non-Voting Shares

[a]	Non-income producing security.
[b]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
[c]	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
[d]	All or a portion of this security is on loan.
[e]	Affiliate of the Fund.
[f]	Annualized 7-day yield as of period end.
[g]	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended April 30, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated issuer	Shares held at 07/31/17	Shares purchased		Shares sold	Shares held at 04/30/18	Value at 04/30/18	Income		Net realized gain (loss)	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	247,268	29,881	[a]	—	277,149	$277,177	$2,714	[b]	$(58)	$11
BlackRock Cash Funds: Treasury, SL Agency Shares	7,882	36,097	[a]	—	43,979	43,979	398		—	—
iShares MSCI India ETF	5,409	7,509		(1,002)	11,916	416,464	1,595		(587)	448

						$737,620	$4,707		$(645)	$459

[a]	Net of purchases and sales.
[b]	Includes the Fund’s portion of securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities.

196

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MULTIFACTOR GLOBAL ETF

April 30, 2018

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3		Total
Investments
Assets
Common stocks	$52,425,540	$1,250,503	$0	[a]	$53,676,043
Preferred stocks	366,206	429,755	—		795,961
Investment companies	416,464	—	—		416,464
Money market funds	321,156	—	—		321,156

Total	$53,529,366	$1,680,258	$0	[a]	$55,209,624

a Rounds to less than $1.

The Fund had transfers from Level 1 to Level 2 during the nine months ended April 30, 2018 in the amount of $761,791, resulting from a temporary suspension of trading.

197

Schedule of Investments (Unaudited)

iSHARES® EDGE MSCI MULTIFACTOR INTL ETF

April 30, 2018

Security	Shares	Value

COMMON STOCKS — 98.18%

AUSTRALIA — 4.15%
Aristocrat Leisure Ltd.	220,704	$4,468,168
Bendigo & Adelaide Bank Ltd.	197,888	1,586,370
BlueScope Steel Ltd.	229,410	2,859,038
Cochlear Ltd.	23,374	3,423,967
Dexus	415,180	2,974,152
Flight Centre Travel Group Ltd.	22,050	930,424
Fortescue Metals Group Ltd.	590,543	2,032,717
GPT Group (The)	738,471	2,697,984
Harvey Norman Holdings Ltd.	229,417	609,577
LendLease Group	227,378	3,070,572
Mirvac Group	1,624,860	2,747,416
REA Group Ltd.	20,795	1,269,267

		28,669,652
AUSTRIA — 0.54%
OMV AG	60,018	3,734,456

		3,734,456
BELGIUM — 0.81%
Ageas	77,185	4,145,179
Colruyt SA	25,083	1,414,649

		5,559,828
CANADA — 5.03%
CAE Inc.	110,782	2,097,335
Cameco Corp.	162,419	1,712,941
CI Financial Corp.	104,412	2,200,719
Constellation Software Inc./Canada	8,334	5,965,544
Industrial Alliance Insurance & Financial Services Inc.	43,553	1,832,219
Jean Coutu Group PJC Inc. (The) Class A	29,772	571,078
Linamar Corp.	19,859	1,114,595
Magna International Inc.	143,507	8,488,737
Metro Inc.	92,857	2,950,969
Teck Resources Ltd. Class B	233,278	5,864,932
West Fraser Timber Co. Ltd.	27,946	1,895,911

		34,694,980
DENMARK — 1.77%
Coloplast A/S Class B	48,655	4,134,371
Orsted A/Sa	77,244	5,099,370
Tryg A/S	45,849	1,089,227
William Demant Holding A/Sb	47,518	1,858,601

		12,181,569
FINLAND — 0.57%
Elisa OYJ	59,610	2,644,602
Orion OYJ Class B	41,300	1,256,448

		3,901,050

Security	Shares	Value
FRANCE — 11.08%
Amundi SAa	23,688	$2,017,125
Arkema SA NVS	28,337	3,714,687
Atos SE	38,746	5,238,362
AXA SA NVS	528,517	15,146,498
BioMerieux NVS	16,762	1,328,521
Casino Guichard Perrachon SA NVS	22,895	1,188,348
Cie. Generale des Etablissements Michelin SCA Class B NVS	69,687	9,813,019
CNP Assurances NVS	72,457	1,859,403
Faurecia SA NVS	29,772	2,438,801
Ipsen SA NVS	15,456	2,511,643
Peugeot SA NVS	238,708	5,889,268
Renault SA NVS	78,133	8,480,917
SCOR SE	72,337	2,940,926
SEB SA NVS	9,328	1,790,816
Thales SA NVS	43,527	5,521,876
Valeo SA NVS	97,761	6,548,283

		76,428,493
GERMANY — 4.89%
Covestro AGa	49,426	4,512,176
Deutsche Lufthansa AG Registered	96,163	2,808,169
Fraport AG Frankfurt Airport Services Worldwide	9,019	876,099
Hannover Rueck SE	25,581	3,603,750
HUGO BOSS AG	25,981	2,442,160
K+S AG Registered[c]	79,300	2,338,727
METRO AGc	73,992	1,074,106
MTU Aero Engines AG	21,352	3,689,038
OSRAM Licht AG	34,701	2,002,792
RTL Group SA	16,395	1,351,925
Uniper SE	80,982	2,511,614
Wirecard AG	47,938	6,550,600

		33,761,156
HONG KONG — 5.53%
ASM Pacific Technology Ltd.	108,000	1,486,191
CK Asset Holdings Ltd.	1,062,000	9,208,307
First Pacific Co. Ltd./Hong Kong	944,000	485,938
HK Electric Investments & HK Electric Investments Ltd.[a]	1,062,000	987,812
Hysan Development Co. Ltd.	250,000	1,460,517
Minth Group Ltd.	472,000	2,255,280
NWS Holdings Ltd.	612,000	1,210,237
Sino Land Co. Ltd.	1,416,000	2,450,136
Sun Hung Kai Properties Ltd.	472,000	7,625,853
Swire Properties Ltd.	424,800	1,512,842
Techtronic Industries Co. Ltd.	540,000	3,192,559
WH Group Ltd.[a]	3,540,000	3,694,148
Wharf Holdings Ltd. (The)	472,000	1,578,696
Yue Yuen Industrial Holdings Ltd.	354,000	1,008,110

		38,156,626

198

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MULTIFACTOR INTL ETF

April 30, 2018

Security	Shares	Value
ISRAEL — 1.10%
Bank Hapoalim BM	437,206	$2,996,609
Bank Leumi Le-Israel BM	602,957	3,569,578
Mizrahi Tefahot Bank Ltd.	57,018	1,044,514

		7,610,701
ITALY — 0.39%
Recordati SpA	42,357	1,517,360
UnipolSai Assicurazioni SpA	426,056	1,147,916

		2,665,276
JAPAN — 26.30%
Aeon Mall Co. Ltd.	49,600	1,005,372
Air Water Inc.	70,800	1,367,797
Alfresa Holdings Corp.	74,400	1,642,681
Asahi Kasei Corp.	495,600	6,827,663
Bank of Kyoto Ltd. (The)	27,714	1,666,512
Brother Industries Ltd.	99,200	2,135,848
Chiba Bank Ltd. (The)	262,900	2,123,862
Daicel Corp.	124,000	1,434,626
Daifuku Co. Ltd.	47,200	2,536,312
Daito Trust Construction Co. Ltd.	27,200	4,537,683
Daiwa House Industry Co. Ltd.	236,000	8,648,481
Disco Corp.	10,116	1,782,376
Hachijuni Bank Ltd. (The)	173,600	918,569
Hikari Tsushin Inc.	6,500	1,054,969
Hitachi Chemical Co. Ltd.	49,600	1,090,588
Hitachi High-Technologies Corp.	24,800	1,158,127
Hitachi Ltd.	1,888,000	13,830,668
Hitachi Metals Ltd.	99,200	1,138,636
Idemitsu Kosan Co. Ltd.	52,400	2,051,944
Iida Group Holdings Co. Ltd.	74,400	1,455,704
Inpex Corp.	384,700	4,930,699
ITOCHU Corp.	613,600	12,302,841
Japan Airlines Co. Ltd.	49,600	1,953,630
JSR Corp.	94,400	1,781,458
JXTG Holdings Inc.	1,254,600	8,190,873
Kajima Corp.	472,000	4,550,697
Kamigumi Co. Ltd.	47,200	1,065,424
Kaneka Corp.	89,000	879,223
Koito Manufacturing Co. Ltd.	49,600	3,331,597
Konami Holdings Corp.	44,100	2,168,225
Konica Minolta Inc.	198,400	1,704,327
Kuraray Co. Ltd.	148,800	2,477,620
Kyushu Financial Group Inc.	55,200	271,397
Marubeni Corp.	671,100	5,054,792
Maruichi Steel Tube Ltd.	24,800	848,764
Mebuki Financial Group Inc.	409,500	1,590,473
Medipal Holdings Corp.	74,400	1,598,487
Mitsubishi Chemical Holdings Corp.	576,000	5,471,803
Mitsubishi Gas Chemical Co. Inc.	74,400	1,750,108
Mixi Inc.	24,800	818,168
Nabtesco Corp.	47,200	1,705,972
Nexon Co. Ltd.[b]	151,400	2,204,068
NH Foods Ltd.	47,200	2,063,989
Nippon Electric Glass Co. Ltd.	47,248	1,362,280

Security	Shares	Value
Nippon Express Co. Ltd.	23,600	$1,783,614
Nisshin Seifun Group Inc.	84,600	1,850,106
Obayashi Corp.	271,800	3,134,673
Obic Co. Ltd.	23,600	1,977,720
Oracle Corp. Japan	12,900	1,061,001
Otsuka Corp.	49,600	2,311,720
Sekisui Chemical Co. Ltd.	165,200	2,928,837
Shimizu Corp.	212,400	2,104,104
Sompo Holdings Inc.	125,400	5,260,096
Stanley Electric Co. Ltd.	49,600	1,797,249
Start Today Co. Ltd.	78,764	2,274,565
Sumitomo Heavy Industries Ltd.	49,600	1,899,237
Sumitomo Rubber Industries Ltd.	74,400	1,330,599
Sundrug Co. Ltd.	26,600	1,368,590
Suzuken Co. Ltd./Aichi Japan	24,800	1,067,471
Taisei Corp.	76,900	4,153,338
Teijin Ltd.	70,800	1,333,505
THK Co. Ltd.	47,200	1,652,054
Toppan Printing Co. Ltd.	248,000	2,076,015
Tosoh Corp.	124,000	2,200,667
Toyo Seikan Group Holdings Ltd.	61,200	963,652
Toyo Suisan Kaisha Ltd.	27,500	1,083,162
Toyoda Gosei Co. Ltd.	47,200	1,196,553
Tsuruha Holdings Inc.	14,400	2,070,021
Yamada Denki Co. Ltd.	260,700	1,367,528
Yamaguchi Financial Group Inc.	46,000	575,079
Yokogawa Electric Corp.	99,200	2,188,429

		181,494,918
NETHERLANDS — 3.17%
Aegon NV	723,220	5,323,153
AerCap Holdings NVb,c	17,604	917,696
Koninklijke Ahold Delhaize NV	205,649	4,970,542
Koninklijke Vopak NV	29,093	1,437,641
NN Group NV	126,079	6,045,921
Randstad NV	48,961	3,157,675

		21,852,628
PORTUGAL — 0.25%
Jeronimo Martins SGPS SA	100,080	1,758,127

		1,758,127
SINGAPORE — 1.19%
CapitaLand Ltd.	1,038,400	2,948,819
City Developments Ltd.	173,600	1,661,200
UOL Group Ltd.	188,800	1,256,243
Wilmar International Ltd.	646,300	1,591,283
Yangzijiang Shipbuilding Holdings Ltd.	882,200	779,558

		8,237,103
SPAIN — 3.90%
Amadeus IT Group SA	178,020	13,055,577

199

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MULTIFACTOR INTL ETF

April 30, 2018

Security	Shares	Value
International Consolidated Airlines Group SA	254,544	$2,205,676
Mapfre SA	506,928	1,766,364
Repsol SA	516,604	9,892,945

		26,920,562
SWEDEN — 0.86%
Boliden AB	111,510	3,887,481
ICA Gruppen AB	32,421	1,010,491
L E Lundbergforetagen AB Class B	15,702	1,068,591

		5,966,563
SWITZERLAND — 10.25%
Adecco Group AG Registered	66,625	4,438,077
Baloise Holding AG Registered	20,181	3,215,015
Barry Callebaut AG Registered	944	1,704,140
EMS-Chemie Holding AG Registered	3,357	2,085,620
Geberit AG Registered	15,125	6,487,600
Kuehne + Nagel International AG Registered	22,021	3,448,081
Lonza Group AG Registered	8,496	2,095,892
Pargesa Holding SA Bearer	15,178	1,428,256
Partners Group Holding AG	7,164	5,257,749
Schindler Holding AG Participation Certificates NVS	16,587	3,445,082
Schindler Holding AG Registered	8,261	1,661,547
SGS SA Registered	2,124	5,186,087
Sika AG Bearer	944	6,894,757
Sonova Holding AG Registered	21,114	3,502,292
Straumann Holding AG Registered	4,248	2,907,385
Swiss Life Holding AG Registered	13,216	4,652,769
Swiss Re AG	128,892	12,325,403

		70,735,752
UNITED KINGDOM — 16.40%
3i Group PLC	396,027	5,136,124
Admiral Group PLC	81,506	2,237,387
Anglo American PLC	545,258	12,837,782
Ashtead Group PLC	204,186	5,717,518
Babcock International Group PLC	98,432	997,563
BAE Systems PLC	1,304,484	10,978,025
Barratt Developments PLC	414,936	3,189,037
Berkeley Group Holdings PLC	53,200	2,983,758
Coca-Cola HBC AGb	74,886	2,520,845
Croda International PLC	53,684	3,298,537
Direct Line Insurance Group PLC	572,080	2,949,313
IMI PLC	112,450	1,691,322
Intertek Group PLC	65,661	4,432,374
Investec PLC	273,601	2,175,899
J Sainsbury PLC	681,571	2,900,774
Johnson Matthey PLC	79,588	3,610,900
Legal & General Group PLC	1,706,054	6,344,549
Meggitt PLC	321,504	2,091,898
Melrose Industries PLC	101	316
Mondi PLC	150,386	4,196,537
Old Mutual PLC	2,021,415	7,005,036
Persimmon PLC	127,218	4,757,323
Royal Mail PLC	371,534	2,974,188
Sage Group PLC (The)	440,882	3,857,244

Security	Shares	Value
Smiths Group PLC	162,653	$3,578,880
Taylor Wimpey PLC	1,346,926	3,557,323
TUI AG	180,144	4,082,836
Wm Morrison Supermarkets PLC	918,334	3,074,892

		113,178,180

TOTAL COMMON STOCKS (Cost: $631,665,787)		677,507,620

PREFERRED STOCKS — 0.99%

GERMANY — 0.99%
Fuchs Petrolub SE NVS, Preference Shares	28,560	1,536,905
Porsche Automobil Holding SE NVS, Preference Shares	62,118	5,313,605

		6,850,510

TOTAL PREFERRED STOCKS (Cost: $6,725,773)		6,850,510

SHORT-TERM INVESTMENTS — 0.22%

MONEY MARKET FUNDS — 0.22%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.93%[d,e,f]	921,323	921,415
BlackRock Cash Funds: Treasury, SL Agency Shares
1.61%[d,e]	559,545	559,545

		1,480,960

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,480,868)		1,480,960

TOTAL INVESTMENTS IN SECURITIES — 99.39%
(Cost: $639,872,428)		685,839,090
Other Assets, Less Liabilities — 0.61%		4,208,657

NET ASSETS — 100.00%		$690,047,747

NVS — Non-Voting Shares

[a]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
[b]	Non-income producing security.
[c]	All or a portion of this security is on loan.
[d]	Affiliate of the Fund.
[e]	Annualized 7-day yield as of period end.
[f]	All or a portion of this security was purchased with cash collateral received from loaned securities.

200

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MULTIFACTOR INTL ETF

April 30, 2018

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended April 30, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated issuer	Shares held at 07/31/17	Shares purchased	Shares sold	Shares held at 04/30/18	Value at 04/30/18	Income		Net realized gain (loss)	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	272,171	649,152[a]	—	921,323	$921,415	$44,222	[b]	$(513)	$69
BlackRock Cash Funds: Treasury, SL Agency Shares	940	558,605[a]	—	559,545	559,545	5,610		—	—

					$1,480,960	$49,832		$(513)	$69

[a]	Net of purchases and sales.
[b]	Includes the Fund’s portion of securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common stocks	$677,507,620	$—	$—	$677,507,620
Preferred stocks	6,850,510	—	—	6,850,510
Money market funds	1,480,960	—	—	1,480,960

Total	$685,839,090	$—	$—	$685,839,090

201

Schedule of Investments (Unaudited)

iSHARES® EDGE MSCI MULTIFACTOR INTL SMALL-CAP ETF

April 30, 2018

Security	Shares	Value
COMMON STOCKS — 99.22%

AUSTRALIA — 5.96%
Abacus Property Group	19,488	$53,252
Ausdrill Ltd.	19,824	41,750
Australian Pharmaceutical Industries Ltd.	24,592	25,153
Beach Energy Ltd.	115,372	137,600
Bingo Industries Ltd.	21,159	42,166
Blue Sky Alternative Investments Ltd.	3,341	7,768
Cedar Woods Properties Ltd.	73	337
Centuria Industrial REIT	12,078	22,884
Charter Hall Group	28,474	126,812
Collins Foods Ltd.	7,461	30,131
Costa Group Holdings Ltd.	16,581	90,867
Credit Corp. Group Ltd.	2,883	39,085
CSR Ltd.	32,298	137,504
Folkestone Education Trust	12,324	26,606
Galaxy Resources Ltd.[a,b]	23,839	55,064
Gateway Lifestyle	20,002	30,046
GDI Property Group	31,692	29,903
Genworth Mortgage Insurance Australia Ltd.	14,402	25,221
IDP Education Ltd.	9,672	56,071
Inghams Group Ltd.	13,647	38,630
McMillan Shakespeare Ltd.	4,788	61,008
Mineral Resources Ltd.	9,540	129,623
Monadelphous Group Ltd.	5,814	70,877
Myer Holdings Ltd.	43,588	12,667
Northern Star Resources Ltd.	37,513	180,944
OFX Group Ltd.	11,160	15,206
Quintis Ltd.[a,b,c]	9,815	—
RCR Tomlinson Ltd.	11,136	34,128
Regis Resources Ltd.	28,414	101,236
Resolute Mining Ltd.	46,689	40,530
Sandfire Resources NL	9,553	57,256
Saracen Mineral Holdings Ltd.[a]	48,693	69,469
SG Fleet Group Ltd.	99	265
Sigma Healthcare Ltd.	66,413	38,852
SmartGroup Corp. Ltd.	5,814	47,661
St. Barbara Ltd.	32,274	104,026
Tassal Group Ltd.	11,072	32,428
Virtus Health Ltd.	36	154
Westgold Resources Ltd.[a]	12,431	13,935
Whitehaven Coal Ltd.	32,916	114,791

		2,141,906
AUSTRIA — 0.39%
EVN AG	2,448	50,221
POLYTEC Holding AG	1,113	19,875
S IMMO AG	3,489	69,133

		139,229
BELGIUM — 1.61%
Aedifica SA	1,056	95,944
AGFA-Gevaert NVa	11,793	42,232
Elia System Operator SA/NV	1,958	123,960
EVS Broadcast Equipment SA	1,200	39,508

Security	Shares	Value
Gimv NV	1,632	$97,997
Melexis NV	1,359	129,796
Orange Belgium SA	2,112	43,941
Sioen Industries NV	135	4,991
Van de Velde NV	12	497

		578,866
CANADA — 5.05%
AGF Management Ltd. Class B NVS	4,455	24,500
Alacer Gold Corp.[a]	17,127	28,457
Altus Group Ltd./Canada[b]	2,448	61,680
Aphria Inc.[a]	8,019	62,741
Bird Construction Inc.	3,216	21,775
Celestica Inc.[a]	7,806	89,998
China Gold International Resources Corp. Ltd.[a]	16,188	32,958
Enerflex Ltd.	5,207	63,729
Enerplus Corp.	14,514	168,695
Equitable Group Inc.[b]	729	32,937
Evertz Technologies Ltd.	1,533	21,214
Exco Technologies Ltd.	72	548
FirstService Corp.	2,064	144,904
Gluskin Sheff + Associates Inc.	1,755	21,261
Granite REIT	1,410	55,555
Jamieson Wellness Inc.	2,448	43,863
Kirkland Lake Gold Ltd.	11,155	194,916
Labrador Iron Ore Royalty Corp.	3,800	64,768
Magellan Aerospace Corp.	903	13,637
Martinrea International Inc.	5,418	64,748
Medical Facilities Corp.	2,048	22,542
MedReleaf Corp.[a]	2,216	36,405
New Flyer Industries Inc.	3,315	152,491
OceanaGold Corp.	37,818	102,071
Pure Industrial Real Estate Trust	8,154	51,394
Rogers Sugar Inc.	6,075	28,433
Silvercorp Metals Inc.	10,869	29,675
Spin Master Corp.[a,d]	1,644	61,595
Trevali Mining Corp.[a]	41,988	38,976
Valener Inc.	1,477	23,193
Western Forest Products Inc.	24,798	53,583

		1,813,242
CHINA — 0.36%
Health and Happiness H&H International Holdings Ltd.[a]	12,000	86,389
K Wah International Holdings Ltd.	72,000	44,494

		130,883
DENMARK — 1.95%
Alm Brand A/S	3,984	42,252
Ambu A/S Series B	9,154	213,165
GN Store Nord A/S	8,685	306,182
NNIT A/Sd	781	21,708
Per Aarsleff Holding A/S	1,080	40,544
Schouw & Co. A/S	773	76,276

		700,127

202

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MULTIFACTOR INTL SMALL-CAP ETF

April 30, 2018

Security	Shares	Value
FINLAND — 0.89%
Atria OYJ	24	$343
DNA OYJ	3,857	90,498
F-Secure OYJ	7,833	35,063
Finnair OYJ	3,786	51,826
Lehto Group OYJ	1,018	13,972
Outokumpu OYJ	19,245	125,095
Ponsse OYJ	72	2,714

		319,511
FRANCE — 4.82%
ABC arbitrage	24	199
Air France-KLM NVS[a]	10,692	105,127
Albioma SA	1,959	48,521
Altamir	2,436	41,028
Alten SA NVS	1,707	169,735
Assystem NVS	666	22,450
Boiron SA NVS	468	41,786
Bonduelle SCA NVS	906	40,392
Chargeurs SA NVS	1,272	38,421
Cie. des Alpes	368	13,072
Derichebourg SA NVS	5,010	44,399
Devoteam SA NVS	369	39,411
Direct Energie NVS	597	30,511
Euronext NVd	3,600	258,361
Gaztransport Et Technigaz SA	1,507	93,496
Groupe Crit NVS	84	9,134
Guerbet NVS[b]	359	22,771
IPSOS NVS	2,190	83,348
Kaufman & Broad SA NVS	1,224	64,566
LISI NVS	1,335	49,356
LNA Sante SA NVS	357	23,033
Mersen SA NVS	975	45,942
MGI Coutier NVS	741	25,605
Neopost SA	2,247	60,703
Nexity SA	2,697	168,628
Oeneo SA NVS	99	1,195
Solutions 30 SEa	1,446	71,804
Synergie SA NVS	543	33,327
Trigano SA NVS	457	86,356

		1,732,677
GERMANY — 4.58%
Amadeus Fire AG	408	44,710
Aumann AGa,d	444	26,876
Bauer AG	579	18,118
Bechtle AG	1,818	154,305
bet-at-home.com AGb	136	13,548
Borussia Dortmund GmbH & Co. KGaA	4,269	28,265
CANCOM SE	963	113,674
Cewe Stiftung & Co. KGaA	381	39,081
Deutsche Beteiligungs AG	816	36,379
Deutz AG	6,309	61,285

Security	Shares	Value
Elmos Semiconductor AG	622	$20,253
Ferratum OYJ	743	23,923
Grammer AG	618	39,947
Hamburger Hafen und Logistik AG	1,668	40,245
Hypoport AGa	234	45,235
Isra Vision AG	234	51,851
Jenoptik AG	3,450	125,882
JOST Werke AGa,d	543	22,929
Nemetschek SE	92	11,093
OHB SEb	321	14,292
PATRIZIA Immobilien AGa	3,125	62,600
Pfeiffer Vacuum Technology AG	369	54,658
RIB Software SEb	2,190	58,158
S&T AG	2,547	65,854
Siltronic AG	1,359	219,528
STRATEC Biomedical AG	333	30,376
Wacker Neuson SE	1,881	60,724
Washtec AG	693	66,899
Wuestenrot & Wuerttembergische AG	1,533	37,043
XING SE	187	58,178

		1,645,909
HONG KONG — 1.93%
Camsing International Holding Ltd.[a]	24,000	18,409
Citic Telecom International Holdings Ltd.	72,000	21,284
Emperor Entertainment Hotel Ltd.	60,000	13,532
Fairwood Holdings Ltd.	6,000	22,935
Giordano International Ltd.	72,000	44,219
Hutchison Telecommunications Hong Kong Holdings Ltd.[b]	96,000	35,473
Lai Sun Development Co. Ltd.	14,400	22,385
Langham Hospitality Investments and Langham Hospitality Investments Ltd.	36,000	15,091
Man Wah Holdings Ltd.	93,600	69,649
NewOcean Energy Holdings Ltd.[a]	54,000	12,591
Prosperity REIT	84,000	34,678
Shun Tak Holdings Ltd.	88,000	36,441
SITC International Holdings Co. Ltd.	80,000	85,624
SUNeVision Holdings Ltd.	48,000	28,562
Sunlight REIT	72,000	48,806
VSTECS Holdings Ltd.	48,000	25,137
Xinyi Glass Holdings Ltd.	110,000	160,341

		695,157
IRELAND — 0.10%
Irish Residential Properties REIT PLC	21,567	35,490

		35,490
ISRAEL — 1.08%
Delek Automotive Systems Ltd.	84	603
El Al Israel Airlines	16,544	4,773
Harel Insurance Investments & Financial Services Ltd.	7,905	57,586
Ituran Location and Control Ltd.	1,359	42,605
Matrix IT Ltd.	2,079	22,905
Migdal Insurance & Financial Holding Ltd.	30,960	30,401
Nova Measuring Instruments Ltd.[a]	1,804	47,869
Phoenix Holdings Ltd. (The)[a]	4,281	21,989
REIT 1 Ltd.	11,238	45,197
SodaStream International Ltd.[a]	1,200	113,388

		387,316

203

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MULTIFACTOR INTL SMALL-CAP ETF

April 30, 2018

Security	Shares	Value
ITALY — 1.86%
Ascopiave SpA	5,049	$20,741
Astaldi SpA NVS[b]	3,377	9,613
Biesse SpA	852	45,087
Danieli & C Officine Meccaniche SpA RSP NVS	3,117	59,803
DiaSorin SpA	1,386	131,202
doBank SpA[a,d]	3,031	46,142
El.En. SpA	678	26,803
Iren SpA	36,940	112,559
La Doria SpA	1,139	16,679
Reply SpA	1,050	66,412
Saras SpA	30,992	74,065
Technogym SpA NVS[d]	3,846	46,885
Vittoria Assicurazioni SpA	990	14,066

		670,057
JAPAN — 32.42%
Akita Bank Ltd. (The)	1,200	32,866
Amano Corp.	4,800	119,358
Aomori Bank Ltd. (The)	1,200	37,450
Arcland Sakamoto Co. Ltd.	2,400	37,878
AS ONE Corp.	1,200	81,590
Bank of Nagoya Ltd. (The)	1,200	44,688
Bank of Saga Ltd. (The)	1,200	27,548
Bank of the Ryukyus Ltd.	3,600	55,205
Belc Co. Ltd.	1,200	64,592
Belluna Co. Ltd.	3,600	41,914
Benefit One Inc.	2,400	56,324
BML Inc.	2,400	60,820
Bunka Shutter Co. Ltd.	4,800	47,726
Cawachi Ltd.	1,200	27,942
Chori Co. Ltd.	1,200	23,008
CKD Corp.	3,600	75,899
Cocokara fine Inc.	1,200	86,964
CONEXIO Corp.	1,200	26,681
Corona Corp.	2,400	28,425
D.A. Consortium Holdings Inc.[a]	2,200	45,940
Daihen Corp.	11,000	85,648
Daikyonishikawa Corp.	2,400	43,230
Daishi Bank Ltd. (The)	2,000	89,742
Daiwa Industries Ltd.	2,400	26,254
Daiwabo Holdings Co. Ltd.	1,200	54,613
Denyo Co. Ltd.	1,200	21,012
Doshisha Co. Ltd.	2,400	55,973
DTS Corp.	1,200	43,537
Eiken Chemical Co. Ltd.	2,400	56,762
Eizo Corp.	1,200	56,367
Elecom Co. Ltd.	1,200	26,955
en-japan Inc.	1,200	56,258
EPS Holdings Inc.	2,400	48,910
Exedy Corp.	2,400	81,371

Security	Shares	Value
F@N Communications Inc.	3,600	$22,635
FCC Co. Ltd.	2,400	67,992
Fujibo Holdings Inc.	1,200	46,388
Fujicco Co. Ltd.	2,400	55,271
Fujimi Inc.	1,200	26,034
Fujimori Kogyo Co. Ltd.	1,200	40,740
Fukushima Industries Corp.	1,200	55,819
Funai Soken Holdings Inc.	3,600	84,288
Fuso Chemical Co. Ltd.	1,200	30,596
G-Tekt Corp.	1,200	23,205
Gecoss Corp.	2,400	24,148
Godo Steel Ltd.[b]	1,200	28,162
Haseko Corp.	18,300	288,485
Hazama Ando Corp.	12,300	99,142
Hibiya Engineering Ltd.	1,200	23,304
Hisaka Works Ltd.	2,400	25,574
Hogy Medical Co. Ltd.	2,400	100,014
Hokkoku Bank Ltd. (The)	1,200	47,923
Idec Corp./Japan	2,400	55,315
Inaba Denki Sangyo Co. Ltd.	1,200	51,378
Inabata & Co. Ltd.	3,600	55,271
Ines Corp.	3,600	38,722
Iriso Electronics Co. Ltd.	1,200	76,107
Ishihara Sangyo Kaisha Ltd.[a]	2,400	27,592
ITOCHU Enex Co. Ltd.	4,800	47,112
Japan Lifeline Co. Ltd.	3,300	97,409
Japan Material Co. Ltd.	3,600	47,803
Japan Petroleum Exploration Co. Ltd.	2,400	62,443
Joshin Denki Co. Ltd.	1,200	49,678
Juroku Bank Ltd. (The)	2,200	58,124
Justsystems Corp.	3,300	78,259
K&O Energy Group Inc.	1,200	19,038
Kaga Electronics Co. Ltd.	1,200	29,697
Kamei Corp.	2,400	33,294
Kanematsu Corp.	4,800	73,519
Kanematsu Electronics Ltd.	1,200	38,108
Kasai Kogyo Co. Ltd.	2,400	33,798
Kato Sangyo Co. Ltd.	2,400	88,499
KH Neochem Co. Ltd.	1,200	36,408
Kitz Corp.	7,200	60,337
KLab Inc.	2,400	41,080
Koa Corp.	2,400	52,639
Kohnan Shoji Co. Ltd.	2,400	62,618
Konishi Co. Ltd.	2,400	39,172
Konoike Transport Co. Ltd.	2,400	42,045
Koshidaka Holdings Co. Ltd.	1,000	60,681
Kotobuki Spirits Co. Ltd.	1,200	57,135
Kurabo Industries Ltd.	12,000	39,698
Kureha Corp.	1,200	81,700
Kyokuto Kaihatsu Kogyo Co. Ltd.	2,400	38,053
KYORIN Holdings Inc.	3,600	70,536
Lasertec Corp.	2,400	80,055
Leopalace21 Corp.	19,800	172,080
Maeda Road Construction Co. Ltd.	3,300	71,293
Marudai Food Co. Ltd.	12,000	59,109
MCJ Co. Ltd.	3,600	47,868
Melco Holdings Inc.	1,200	44,140
Menicon Co. Ltd.	1,100	28,790
Mimasu Semiconductor Industry Co. Ltd.	1,200	21,198
Mirait Holdings Corp.	4,800	76,063

204

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MULTIFACTOR INTL SMALL-CAP ETF

April 30, 2018

Security	Shares	Value
Miroku Jyoho Service Co. Ltd.	1,200	$34,215
Mitsui High-Tec Inc.[b]	2,200	32,430
Mitsui Sugar Co. Ltd.	1,200	48,033
Miyazaki Bank Ltd. (The)	1,200	38,876
Modec Inc.	1,200	31,879
Morita Holdings Corp.	2,400	47,112
Nagaileben Co. Ltd.	2,400	63,539
Nakayama Steel Works Ltd.	1,100	7,740
NEC Networks & System Integration Corp.	1,200	31,441
Neturen Co. Ltd.	2,400	24,236
Nichias Corp.	11,000	139,529
Nichiha Corp.	2,400	95,408
Nippon Ceramic Co. Ltd.	1,200	31,912
Nippon Chemi-Con Corp.	1,200	27,910
Nippon Denko Co. Ltd.	7,200	24,148
Nippon Flour Mills Co. Ltd.	3,600	58,791
Nippon Light Metal Holdings Co. Ltd.	33,300	89,469
Nippon Signal Co. Ltd.	3,600	34,182
Nippon Soda Co. Ltd.	12,000	69,088
Nippon Steel & Sumikin Bussan Corp.	1,200	65,908
Nishimatsu Construction Co. Ltd.	3,600	99,191
Nisshin OilliO Group Ltd. (The)	2,400	69,088
Nissin Electric Co. Ltd.	3,600	36,255
Nitta Corp.	1,200	45,675
Nitto Boseki Co. Ltd.	2,400	51,937
Nitto Kohki Co. Ltd.	1,200	31,583
Nittoku Engineering Co. Ltd.	1,100	38,250
Nojima Corp.	2,400	59,372
Noritake Co. Ltd./Nagoya Japan	1,200	51,378
Oita Bank Ltd. (The)	1,200	44,030
Okinawa Electric Power Co. Inc. (The)	2,550	77,601
Okumura Corp.	2,400	99,465
Open House Co. Ltd.	2,400	134,229
Optex Group Co. Ltd.	2,200	66,246
Osaka Soda Co. Ltd.	1,200	33,557
Pacific Industrial Co. Ltd.	3,600	51,191
Pack Corp. (The)	1,200	45,456
PALTAC Corp.	2,400	120,192
Paramount Bed Holdings Co. Ltd.	1,200	59,657
PC Depot Corp.	2,400	15,726
Pepper Food Service Co. Ltd.	1,100	63,532
Piolax Inc.	2,400	67,334
Press Kogyo Co. Ltd.	6,000	34,654
Prestige International Inc.	4,800	55,315
Prima Meat Packers Ltd.	12,000	73,365
Proto Corp.	2,400	34,544
Raito Kogyo Co. Ltd.	3,600	39,183
Relo Group Inc.	6,100	137,469
Ryobi Ltd.	2,400	61,236
Ryoyo Electro Corp.	1,200	19,882
S Foods Inc.	1,200	50,500
Sakai Chemical Industry Co. Ltd.	1,200	31,419
Sakai Moving Service Co. Ltd.[b]	1,100	59,612
Sakata INX Corp.	3,600	55,073
San-Ai Oil Co. Ltd.	4,800	75,624
Sanki Engineering Co. Ltd.	2,400	26,758
Sanyo Chemical Industries Ltd.	1,200	56,696

Security	Shares	Value
Seiren Co. Ltd.	3,600	$69,549
Sekisui Jushi Corp.	2,400	52,332
Shibuya Corp.	1,200	41,069
Shikoku Bank Ltd. (The)	2,400	35,071
Shikoku Chemicals Corp.	2,400	33,930
Shima Seiki Manufacturing Ltd.	1,200	76,326
Shin-Etsu Polymer Co. Ltd.	4,800	45,664
Shinko Plantech Co. Ltd.	3,600	33,886
Shizuoka Gas Co. Ltd.	4,800	43,427
Showa Sangyo Co. Ltd.	2,400	63,474
Sintokogio Ltd.	3,600	38,492
Sodick Co. Ltd.	3,600	44,546
Stella Chemifa Corp.	1,100	36,742
Sumitomo Densetsu Co. Ltd.	1,200	25,563
Sumitomo Mitsui Construction Co. Ltd.	11,240	68,822
Sumitomo Seika Chemicals Co. Ltd.	1,100	52,675
Sun Frontier Fudousan Co. Ltd.	2,400	29,061
Systena Corp.	1,200	45,620
T-Gaia Corp.	2,400	67,114
Tachi-S Co. Ltd.	2,400	43,537
Taiho Kogyo Co. Ltd.	1,200	16,186
Takara Leben Co. Ltd.	4,800	20,398
Takasago International Corp.	1,200	37,450
Takuma Co. Ltd.	4,800	52,727
Tanseisha Co. Ltd.	2,400	28,557
Tatsuta Electric Wire and Cable Co. Ltd.	2,400	14,805
TechnoPro Holdings Inc.	2,400	139,493
Teikoku Sen-I Co. Ltd.	1,200	25,014
TKC Corp.	1,200	47,978
TOC Co. Ltd.	3,600	31,912
Tocalo Co. Ltd.	4,800	59,789
Tochigi Bank Ltd. (The)	8,400	31,857
Toda Corp.	12,000	99,136
Toho Holdings Co. Ltd.	3,600	88,038
Toho Zinc Co. Ltd.	1,100	51,067
Tokai Carbon Co. Ltd.	13,500	169,637
Tokai Corp./Gifu	2,400	54,086
Tokyo Seimitsu Co. Ltd.	2,400	91,789
Topre Corp.	2,400	75,449
Topy Industries Ltd.	1,200	35,586
Totetsu Kogyo Co. Ltd.	1,200	35,860
Towa Bank Ltd. (The)	3,600	48,066
Towa Pharmaceutical Co. Ltd.	1,100	69,966
Toyo Construction Co. Ltd.	6,000	28,787
Toyo Kanetsu KK	1,100	33,726
Toyo Kohan Co. Ltd.	6,000	39,260
TPR Co. Ltd.	1,200	36,463
Tsukuba Bank Ltd.	9,900	34,380
Tsurumi Manufacturing Co. Ltd.	1,200	23,326
Ulvac Inc.	2,400	129,184
Unipres Corp.	2,400	56,740
UT Group Co. Ltd.[a]	1,200	33,173
Vector Inc.	2,400	46,410
Vital KSK Holdings Inc.	3,600	35,301
Wakita & Co. Ltd.	3,600	38,032
Warabeya Nichiyo Holdings Co. Ltd.	1,200	30,509
YA-MAN Ltd.	2,200	47,951
Yahagi Construction Co. Ltd.	2,400	18,292
Yakuodo Co. Ltd.	1,200	41,618
YAMABIKO Corp.	3,300	47,378

205

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MULTIFACTOR INTL SMALL-CAP ETF

April 30, 2018

Security	Shares	Value
Yamagata Bank Ltd. (The)	2,200	$48,614
Yamazen Corp.	3,600	36,452
Yellow Hat Ltd.	1,200	35,696
Yodogawa Steel Works Ltd.	1,200	34,270
Yokogawa Bridge Holdings Corp.	2,200	48,031
Yondoshi Holdings Inc.	1,200	29,565
Yorozu Corp.	1,200	20,716
Yuasa Trading Co. Ltd.	1,200	38,437

		11,655,212
NETHERLANDS — 1.60%
AMG Advanced Metallurgical Group NV	1,656	77,750
ASR Nederland NV	6,007	284,210
BE Semiconductor Industries NV	2,238	155,072
ForFarmers NV	1,323	18,606
Kendrion NV	1,002	40,495

		576,133
NEW ZEALAND — 0.32%
Metlifecare Ltd.	10,891	44,354
Summerset Group Holdings Ltd.	14,526	70,622

		114,976
NORWAY — 3.39%
Atea ASA	5,208	77,622
Austevoll Seafood ASA	5,978	72,234
Bakkafrost P/F	2,655	152,782
Borr Drilling Ltd.[a,b]	21,091	97,411
Borregaard ASA	6,903	73,501
Grieg Seafood ASA	3,378	36,369
Kongsberg Automotive ASA[a]	27,099	31,797
Leroy Seafood Group ASA	19,341	142,394
Norway Royal Salmon ASA	803	19,065
Norwegian Finans Holding ASA[a]	7,077	86,396
Ocean Yield ASA	1,925	16,628
Salmar ASA	3,216	150,541
SpareBank 1 Nord Norge	5,027	37,211
Subsea 7 SA	16,050	225,791

		1,219,742
PORTUGAL — 0.12%
Corticeira Amorim SGPS SA	3,153	41,980

		41,980
SINGAPORE — 1.32%
Accordia Golf Trust	76,000	35,301
China Aviation Oil Singapore Corp. Ltd.[b]	7,200	8,809
Manulife US Real Estate Investment Trust	55,600	52,820
QAF Ltd.	8,400	6,598
RHT Health Trust	34,100	20,603
Riverstone Holdings Ltd./Singapore	35,900	28,470

Security	Shares	Value
Venture Corp. Ltd.	16,500	$261,074
Yanlord Land Group Ltd.	48,000	61,629

		475,304
SPAIN — 0.56%
Cia. de Distribucion Integral Logista Holdings SA	2,259	51,011
Faes Farma SA	16,786	68,347
Miquel y Costas & Miquel SA	611	24,730
Papeles y Cartones de Europa SA	2,931	56,801

		200,889
SWEDEN — 2.29%
Alimak Group ABd	2,325	34,517
Attendo ABd	7,143	72,753
Bergman & Beving AB Class B	1,822	19,006
Bilia AB Class A	212	1,757
BioGaia AB Class B	1,026	49,405
Biotage AB	3,786	38,973
Bufab AB	2,499	33,899
Byggmax Group AB	3,712	19,764
Catena Media PLC[a]	1,961	26,467
Evolution Gaming Group ABd	1,254	79,173
Granges AB	4,458	62,717
Investment AB Oresund	2,127	31,870
JM AB	4,459	88,690
KappAhl AB	3,764	10,956
LeoVegas ABd	4,676	45,888
New Wave Group AB Class B	4,032	24,027
Nolato AB Class B	1,323	99,872
Probi AB	389	21,757
Vitrolife AB	841	61,851

		823,342
SWITZERLAND — 4.54%
ALSO Holding AG	345	42,798
APG SGA SA	84	34,622
Autoneum Holding AG	183	48,176
Bachem Holding AG Class B Registered	297	38,224
Bell Food Group AG	84	33,094
Bobst Group SA Registered	519	55,733
Bossard Holding AG Class A	369	75,969
Burkhalter Holding AG	246	23,211
Comet Holding AG Registered	451	59,410
Feintool International Holding AG	60	6,849
Gurit Holding AG	24	20,487
Inficon Holding AG Registered	99	59,606
Intershop Holdings AG	33	16,502
Kardex AG Bearer	381	53,807
Komax Holding AG Registered	234	64,676
LEM Holding SA Registered	33	52,272
Logitech International SA Registered	9,687	360,902
Orior AG	320	26,508
Rieter Holding AG Registered	183	35,605
Schweiter Technologies AG Bearer	60	68,613
Siegfried Holding AG Registered	210	73,295
Swissquote Group Holding SA Registered	531	30,093

206

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MULTIFACTOR INTL SMALL-CAP ETF

April 30, 2018

Security	Shares	Value
Tecan Group AG Registered	693	$153,316
VAT Group AGd	1,335	198,787

		1,632,555
UNITED KINGDOM — 22.08%
888 Holdings PLC	18,516	69,827
Abcam PLC	11,473	192,946
Advanced Medical Solutions Group PLC	11,694	50,817
Alfa Financial Software Holdings PLC[a,d]	5,790	28,670
Amerisur Resources PLC[a]	60,549	14,494
Beazley PLC	31,368	255,556
Bellway PLC	7,569	345,698
Biffa PLC[d]	14,367	40,863
boohoo.com PLC[a]	42,840	108,157
Bovis Homes Group PLC	8,613	146,569
Brewin Dolphin Holdings PLC	17,904	89,023
Burford Capital Ltd.	11,694	231,937
Centamin PLC	68,203	147,250
Central Asia Metals PLC	7,420	29,536
Chemring Group PLC	17,361	49,976
Clinigen Healthcare Ltd. NVS[a]	7,286	88,060
CMC Markets PLC[d]	7,857	20,497
Conviviality PLC[c]	10,851	—
Costain Group PLC	6,534	41,398
Countryside Properties PLC[d]	21,495	106,345
Crest Nicholson Holdings PLC	15,951	106,994
CVS Group PLC	3,663	49,746
Dart Group PLC	6,261	73,947
Debenhams PLC	45,952	14,608
Dechra Pharmaceuticals PLC	5,826	220,030
Dialight PLC[a]	1,486	10,520
Diploma PLC	6,978	115,910
Drax Group PLC	25,494	110,961
EI Group PLC[a]	26,635	47,251
Electrocomponents PLC	27,546	231,057
EMIS Group PLC	3,367	39,512
EnQuest PLC[a]	70,084	34,654
Equiniti Group PLC[d]	23,166	87,906
esure Group PLC	18,021	55,997
Faroe Petroleum PLC[a]	21,705	39,701
Fenner PLC	11,457	95,944
Ferrexpo PLC	18,810	60,910
Forterra PLC[d]	12,621	54,758
GB Group PLC	8,796	59,970
Gocompare.Com Group PLC	19,725	30,428
Greggs PLC	6,262	105,138
Halfords Group PLC	8,889	46,377
Hastings Group Holdings PLC[d]	8,514	32,366
Hill & Smith Holdings PLC	4,380	80,055
Hostelworld Group PLC[d]	6,210	34,641
Hotel Chocolat Group Ltd.	2,448	13,066
Ibstock PLC[d]	25,158	103,053
IG Group Holdings PLC	22,830	260,993
International Personal Finance PLC	13,882	46,501
iomart Group PLC	4,701	25,382
IQE PLC[a,b]	46,029	66,695

Security	Shares	Value
ITE Group PLC	16,803	$35,178
J Sainsbury PLC	1	4
JD Sports Fashion PLC	27,088	145,881
John Laing Group PLC[d]	26,567	103,409
John Menzies PLC	4,950	43,362
Jupiter Fund Management PLC	6,459	40,523
Kainos Group PLC	4,044	20,330
KCOM Group PLC	30,868	42,516
Keller Group PLC	4,425	63,264
Keywords Studios PLC	3,489	87,365
Lookers PLC	17,086	23,816
Luceco PLC[d]	2,635	2,628
Majestic Wine PLC	3,723	21,409
Marshalls PLC	12,249	72,310
Moneysupermarket.com Group PLC	33,463	138,132
N Brown Group PLC	10,245	28,871
NCC Group PLC	18,042	48,855
NewRiver REIT PLC	12,871	51,411
NMC Health PLC	5,097	250,486
Northgate PLC	8,168	41,761
On the Beach Group PLC[d]	6,793	57,261
OneSavings Bank PLC	8,836	48,316
Oxford Instruments PLC	3,450	43,052
Pagegroup PLC	19,824	146,762
Pan African Resources PLC	113,405	11,074
Pendragon PLC	79,950	31,935
Photo-Me International PLC	15,480	34,072
Plus500 Ltd.	5,148	99,906
Polypipe Group PLC	12,411	65,505
Premier Foods PLC[a]	41,834	21,579
Premier Oil PLC[a,b]	31,211	40,732
QinetiQ Group PLC	35,391	112,359
Redde PLC	19,266	45,907
Redrow PLC	14,080	121,692
Renishaw PLC	2,115	137,382
Restore PLC	6,681	52,176
RPS Group PLC	13,983	49,786
Safestore Holdings PLC	11,880	89,669
Savills PLC	8,883	120,209
Scapa Group PLC	8,934	53,700
Schroder REIT Ltd.	28,314	23,828
SIG PLC	35,082	69,050
Softcat PLC	6,780	64,248
Staffline Group PLC	1,470	19,741
Standard Life Investment Property Income Trust Ltd.	20,727	26,835
Stobart Group Ltd.	19,389	65,161
Stock Spirits Group PLC	11,496	39,506
Superdry PLC	2,943	61,006
Synthomer PLC	16,494	112,454
Telecom Plus PLC	3,945	58,792
Telford Homes PLC	4,230	26,334
Telit Communications PLC[a]	7,524	16,685
Vesuvius PLC	2,733	22,153
Victoria PLC[a]	5,754	64,829
Watkin Jones PLC	11,216	31,360

207

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MULTIFACTOR INTL SMALL-CAP ETF

April 30, 2018

Security	Shares	Value
WH Smith PLC	6,562	$176,335

		7,935,592

TOTAL COMMON STOCKS
(Cost: $31,725,062)		35,666,095

PREFERRED STOCKS — 0.19%

GERMANY — 0.19%
Draegerwerk AG & Co. KGaA NVS, Preference Shares	594	43,921
STO SE & Co. KGaA NVS, Preference Shares	183	24,410

		68,331

TOTAL PREFERRED STOCKS
(Cost: $89,006)		68,331

WARRANTS — 0.00%

AUSTRALIA — 0.00%
Westgold Resources Ltd. (Expires 06/30/19)[a]	1,386	172

		172

TOTAL WARRANTS
(Cost: $0)		172

SHORT-TERM INVESTMENTS — 1.56%

MONEY MARKET FUNDS — 1.56%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.93%[e,f,g]	551,881	551,936

Security	Shares	Value
BlackRock Cash Funds: Treasury, SL Agency Shares
1.61%[e,f]	8,863	$8,863

		560,799

TOTAL SHORT-TERM INVESTMENTS
(Cost: $560,743)		560,799

TOTAL INVESTMENTS IN SECURITIES — 100.97%
(Cost: $32,374,811)		36,295,397
Other Assets, Less Liabilities — (0.97)%		(349,514)

NET ASSETS — 100.00%		$35,945,883

NVS — Non-Voting Shares

[a]	Non-income producing security.
[b]	All or a portion of this security is on loan.
[c]	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
[d]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
[e]	Affiliate of the Fund.
[f]	Annualized 7-day yield as of period end.
[g]	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended April 30, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated issuer	Shares held at 07/31/17	Shares purchased	Shares sold	Shares held at 04/30/18	Value at 04/30/18	Income	Net realized gain (loss)	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	383,314	168,567[a]	—	551,881	$551,936	$20,642[b]	$(184)	$34
BlackRock Cash Funds: Treasury, SL Agency Shares	5,155	3,708[a]	—	8,863	8,863	175	—	—

					$560,799	$20,817	$(184)	$34

[a]	Net of purchases and sales.
[b]	Includes the Fund’s portion of securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities.

208

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MULTIFACTOR INTL SMALL-CAP ETF

April 30, 2018

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common stocks	$35,666,095	$—	$0[a]	$35,666,095
Preferred stocks	68,331	—	—	68,331
Warrants	—	172	—	172
Money market funds	560,799	—	—	560,799

Total	$36,295,225	$172	$0[a]	$36,295,397

[a]	Rounds to less than $1.

209

Schedule of Investments (Unaudited)

iSHARES® EDGE MSCI MULTIFACTOR USA ETF

April 30, 2018

Security	Shares	Value
COMMON STOCKS — 99.80%

AEROSPACE & DEFENSE — 4.10%
Huntington Ingalls Industries Inc.	18,629	$4,530,759
L3 Technologies Inc.	32,086	6,285,006
Northrop Grumman Corp.	67,592	21,767,328
Textron Inc.	108,603	6,748,590

		39,331,683
AIRLINES — 0.34%
Southwest Airlines Co.	61,867	3,268,434

		3,268,434
AUTO COMPONENTS — 2.84%
Aptiv PLC	113,113	9,567,097
Autoliv Inc.	36,312	4,867,624
BorgWarner Inc.	92,599	4,531,795
Goodyear Tire & Rubber Co. (The)	112,092	2,814,630
Lear Corp.	29,212	5,461,768

		27,242,914
AUTOMOBILES — 1.65%
General Motors Co.	430,832	15,828,768

		15,828,768
BANKS — 2.23%
Citizens Financial Group Inc.	203,440	8,440,725
East West Bancorp. Inc.	59,353	3,954,097
Regions Financial Corp.	481,631	9,006,500

		21,401,322
BIOTECHNOLOGY — 1.00%
Gilead Sciences Inc.	104,891	7,576,277
United Therapeutics Corp.[a]	17,969	1,978,567

		9,554,844
BUILDING PRODUCTS — 0.69%
AO Smith Corp.	58,769	3,605,478
Owens Corning	45,667	2,990,732

		6,596,210
CAPITAL MARKETS — 0.74%
Eaton Vance Corp. NVS	47,851	2,602,616
Raymond James Financial Inc.	50,474	4,530,041

		7,132,657
CHEMICALS — 3.19%
Celanese Corp. Series A	56,557	6,146,049
Chemours Co. (The)	75,973	3,677,853

Security	Shares	Value
Eastman Chemical Co.	59,192	$6,042,320
LyondellBasell Industries NV Class A	139,503	14,749,652

		30,615,874
COMMERCIAL SERVICES & SUPPLIES — 0.85%
Republic Services Inc.	95,535	6,179,204
Rollins Inc.	40,506	1,965,351

		8,144,555
COMMUNICATIONS EQUIPMENT — 0.86%
F5 Networks Inc.[a]	26,124	4,260,563
Juniper Networks Inc.	161,342	3,967,400

		8,227,963
CONSTRUCTION & ENGINEERING — 0.30%
Jacobs Engineering Group Inc.	49,522	2,876,733

		2,876,733
CONTAINERS & PACKAGING — 1.53%
Avery Dennison Corp.	36,313	3,805,966
Packaging Corp. of America	39,376	4,555,409
WestRock Co.	106,821	6,319,530

		14,680,905
DIVERSIFIED FINANCIAL SERVICES — 0.76%
Leucadia National Corp.	141,569	3,403,319
Voya Financial Inc.	73,804	3,863,639

		7,266,958
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.44%
CenturyLink Inc.	227,918	4,234,716

		4,234,716
ELECTRIC UTILITIES — 3.87%
Eversource Energy	113,787	6,855,667
Exelon Corp.	397,033	15,754,269
OGE Energy Corp.	94,155	3,094,875
PG&E Corp.	159,529	7,354,287
Pinnacle West Capital Corp.	50,665	4,078,532

		37,137,630
ELECTRICAL EQUIPMENT — 0.88%
Rockwell Automation Inc.	51,169	8,418,836

		8,418,836
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 4.85%
Arrow Electronics Inc.[a]	36,328	2,715,155

210

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MULTIFACTOR USA ETF

April 30, 2018

Security	Shares	Value
CDW Corp./DE	63,569	$4,531,834
Cognex Corp.	61,561	2,847,196
Corning Inc.	377,969	10,212,722
Flex Ltd.[a]	225,774	2,935,062
FLIR Systems Inc.	56,472	3,024,076
IPG Photonics Corp.[a]	15,459	3,293,231
TE Connectivity Ltd.	144,398	13,248,516
Trimble Inc.[a]	105,831	3,661,753

		46,469,545
ENERGY EQUIPMENT & SERVICES — 1.28%
Baker Hughes a GE Co.	170,116	6,142,889
TechnipFMC PLC	186,157	6,135,734

		12,278,623
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 5.35%
Camden Property Trust	38,409	3,280,128
Digital Realty Trust Inc.	63,543	6,715,860
HCP Inc.	88,951	2,077,895
Host Hotels & Resorts Inc.	308,012	6,024,715
Liberty Property Trust	63,274	2,646,119
National Retail Properties Inc.	67,218	2,556,973
Public Storage[b]	65,495	13,215,581
Realty Income Corp.	111,312	5,622,369
Ventas Inc.	117,744	6,054,396
VEREIT Inc.	463,897	3,154,500

		51,348,536
FOOD & STAPLES RETAILING — 0.47%
Walmart Inc.	51,392	4,546,136

		4,546,136
FOOD PRODUCTS — 1.71%
Bunge Ltd.	59,699	4,312,059
Ingredion Inc.	29,352	3,554,234
Tyson Foods Inc. Class A	122,041	8,555,074

		16,421,367
GAS UTILITIES — 0.78%
Atmos Energy Corp.	43,575	3,786,232
UGI Corp.	75,928	3,674,156

		7,460,388
HEALTH CARE EQUIPMENT & SUPPLIES — 2.34%
Align Technology Inc.[a]	31,119	7,775,082
ResMed Inc.	56,853	5,380,568
Teleflex Inc.	18,477	4,949,619
Varian Medical Systems Inc.[a]	37,690	4,356,587

		22,461,856
HEALTH CARE PROVIDERS & SERVICES — 6.94%
Aetna Inc.	59,299	10,617,486

Security	Shares	Value
Anthem Inc.	96,753	$22,832,740
Centene Corp.[a]	73,867	8,020,479
Cigna Corp.	89,062	15,302,633
Quest Diagnostics Inc.	56,204	5,687,845
Universal Health Services Inc. Class B	35,654	4,071,687

		66,532,870
HOTELS, RESTAURANTS & LEISURE — 1.17%
Carnival Corp.	143,201	9,030,255
Royal Caribbean Cruises Ltd.	20,577	2,226,226

		11,256,481
HOUSEHOLD DURABLES — 0.80%
Garmin Ltd.	53,420	3,134,151
NVR Inc.[a]	1,461	4,529,100

		7,663,251
HOUSEHOLD PRODUCTS — 1.25%
Kimberly-Clark Corp.	116,030	12,013,746

		12,013,746
INSURANCE — 8.36%
Aflac Inc.	322,981	14,718,244
Alleghany Corp.	3,882	2,230,869
American Financial Group Inc./OH	30,796	3,486,723
Arch Capital Group Ltd.[a]	55,545	4,450,821
Athene Holding Ltd. Class A NVS[a]	45,495	2,229,255
Axis Capital Holdings Ltd.	34,712	2,037,594
Everest Re Group Ltd.	16,849	3,920,257
FNF Group	97,410	3,587,610
Lincoln National Corp.	90,783	6,412,911
Loews Corp.	119,602	6,274,321
Principal Financial Group Inc.	121,867	7,216,964
Reinsurance Group of America Inc.	26,471	3,954,767
RenaissanceRe Holdings Ltd.	16,468	2,240,307
Torchmark Corp.	45,409	3,938,777
Unum Group	94,295	4,561,992
WR Berkley Corp.	40,959	3,053,903
XL Group Ltd.	105,395	5,858,908

		80,174,223
IT SERVICES — 5.95%
Accenture PLC Class A	155,165	23,460,948
Broadridge Financial Solutions Inc.	47,820	5,126,782
DXC Technology Co.	116,323	11,988,248
Jack Henry & Associates Inc.	31,203	3,728,135
Leidos Holdings Inc.	58,692	3,769,787
Mastercard Inc. Class A	38,177	6,805,814
Total System Services Inc.	25,764	2,165,722

		57,045,436

211

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MULTIFACTOR USA ETF

April 30, 2018

Security	Shares	Value
LIFE SCIENCES TOOLS & SERVICES — 2.14%
Agilent Technologies Inc.	131,292	$8,631,136
Mettler-Toledo International Inc.[a]	10,535	5,898,863
Waters Corp.[a]	32,000	6,029,120

		20,559,119
MACHINERY — 2.90%
AGCO Corp.	26,489	1,660,330
Cummins Inc.	65,797	10,518,308
Fortive Corp.	124,448	8,749,939
IDEX Corp.	31,219	4,172,732
WABCO Holdings Inc.[a]	20,899	2,695,762

		27,797,071
METALS & MINING — 0.85%
Nucor Corp.	132,565	8,168,655

		8,168,655
MULTI-UTILITIES — 3.03%
Ameren Corp.	102,912	6,032,702
Consolidated Edison Inc.	128,195	10,272,265
Public Service Enterprise Group Inc.	202,941	10,583,373
SCANA Corp.	59,009	2,169,761

		29,058,101
MULTILINE RETAIL — 0.45%
Kohl’s Corp.	69,658	4,327,155

		4,327,155
OIL, GAS & CONSUMABLE FUELS — 6.62%
Andeavor	29,024	4,014,600
HollyFrontier Corp.	69,264	4,203,632
Marathon Petroleum Corp.	206,862	15,496,032
Phillips 66	177,656	19,774,889
Valero Energy Corp.	180,460	20,018,428

		63,507,581
PROFESSIONAL SERVICES — 0.60%
ManpowerGroup Inc.	27,478	2,630,194
Robert Half International Inc.	51,966	3,156,935

		5,787,129
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.33%
Jones Lang LaSalle Inc.	18,516	3,138,647

		3,138,647
ROAD & RAIL — 2.92%
AMERCO	2,902	979,483
Kansas City Southern	43,324	4,619,638
Knight-Swift Transportation Holdings Inc.	54,417	2,122,807

Security	Shares	Value
Norfolk Southern Corp.	117,829	$16,904,927
Old Dominion Freight Line Inc.	25,418	3,402,453

		28,029,308
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.61%
Applied Materials Inc.	372,076	18,481,015
KLA-Tencor Corp.	64,080	6,519,499

		25,000,514
SOFTWARE — 4.23%
CA Inc.	129,727	4,514,500
Dell Technologies Inc. Class Va	83,003	5,957,125
Intuit Inc.	99,458	18,378,844
Microsoft Corp.	69,628	6,511,611
Synopsys Inc.[a]	60,383	5,163,350

		40,525,430
SPECIALTY RETAIL — 1.19%
Best Buy Co. Inc.	112,148	8,582,687
Gap Inc. (The)	97,267	2,844,087

		11,426,774
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 3.97%
Apple Inc.	100,077	16,538,725
Hewlett Packard Enterprise Co.	664,988	11,338,045
NetApp Inc.	110,036	7,326,197
Xerox Corp.	89,808	2,824,462

		38,027,429
TEXTILES, APPAREL & LUXURY GOODS — 0.44%
Michael Kors Holdings Ltd.[a]	62,254	4,259,419

		4,259,419

TOTAL COMMON STOCKS
(Cost: $916,620,810)		957,245,792

SHORT-TERM INVESTMENTS — 0.90%

MONEY MARKET FUNDS — 0.90%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.93%[c,d,e]	7,107,727	7,108,438

212

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MULTIFACTOR USA ETF

April 30, 2018

Security	Shares	Value
BlackRock Cash Funds: Treasury, SL Agency Shares
1.61%[c,d]	1,569,673	$1,569,673

		8,678,111

TOTAL SHORT-TERM INVESTMENTS
(Cost: $8,678,111)		8,678,111

TOTAL INVESTMENTS IN SECURITIES — 100.70%
(Cost: $925,298,921)		965,923,903
Other Assets, Less Liabilities — (0.70)%		(6,736,843)

NET ASSETS — 100.00%		$959,187,060

NVS — Non-Voting Shares

[a]	Non-income producing security.
[b]	All or a portion of this security is on loan.
[c]	Affiliate of the Fund.
[d]	Annualized 7-day yield as of period end.
[e]	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended April 30, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated issuer	Shares held at 07/31/17	Shares purchased		Shares sold	Shares held at 04/30/18	Value at 04/30/18	Income		Net realized gain (loss)	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	2,635,498	4,472,229	[a]	—	7,107,727	$7,108,438	$7,547	[b]	$(1,234)	$1
BlackRock Cash Funds: Treasury, SL Agency Shares	779,979	789,694	[a]	—	1,569,673	1,569,673	10,118		—	—

						$8,678,111	$17,665		$(1,234)	$1

[a]	Net of purchases and sales.
[b]	Includes the Fund’s portion of securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

213

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MULTIFACTOR USA ETF

April 30, 2018

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common stocks	$957,245,792	$—	$—	$957,245,792
Money market funds	8,678,111	—	—	8,678,111

Total	$965,923,903	$—	$—	$965,923,903

214

Schedule of Investments (Unaudited)

iSHARES® EDGE MSCI MULTIFACTOR USA SMALL-CAP ETF

April 30, 2018

Security	Shares	Value
COMMON STOCKS — 99.97%

AEROSPACE & DEFENSE — 0.49%
Aerovironment Inc.[a]	3,042	$165,789
Mercury Systems Inc.[a]	6,720	215,578
National Presto Industries Inc.	704	67,408

		448,775
AIR FREIGHT & LOGISTICS — 0.36%
Air Transport Services Group Inc.[a]	2,127	43,050
Atlas Air Worldwide Holdings Inc.[a]	923	58,518
Forward Air Corp.	4,238	228,810

		330,378
AIRLINES — 0.20%
Hawaiian Holdings Inc.	1,931	79,557
SkyWest Inc.	1,833	104,298

		183,855
AUTO COMPONENTS — 1.36%
Cooper Tire & Rubber Co.	7,300	178,485
Cooper-Standard Holdings Inc.[a]	2,480	307,024
Fox Factory Holding Corp.[a]	4,980	165,585
LCI Industries	3,482	331,835
Standard Motor Products Inc.	2,908	131,878
Superior Industries International Inc.	3,270	43,000
Tower International Inc.	2,901	85,579

		1,243,386
AUTOMOBILES — 1.02%
Thor Industries Inc.	7,334	778,431
Winnebago Industries Inc.	4,203	159,293

		937,724
BANKS — 9.04%
1st Source Corp.	2,550	132,600
Allegiance Bancshares Inc.[a]	1,585	64,113
Arrow Financial Corp.	1,818	64,357
BancFirst Corp.	2,485	142,018
Berkshire Hills Bancorp. Inc.	5,323	202,008
Blue Hills Bancorp. Inc.	3,364	68,373
Bryn Mawr Bank Corp.	2,394	106,772
Camden National Corp.	2,204	97,659
Carolina Financial Corp.	2,837	111,239
CenterState Bank Corp.	6,995	202,715
Central Pacific Financial Corp.	2,409	70,054
City Holding Co.	2,005	143,518
CoBiz Financial Inc.	5,277	106,332
Community Trust Bancorp. Inc.	2,264	108,672
ConnectOne Bancorp. Inc.	4,274	112,834
Customers Bancorp. Inc.[a]	4,150	119,603
Enterprise Financial Services Corp.	3,287	167,144

Security	Shares	Value
FB Financial Corp.	1,091	$43,455
Fidelity Southern Corp.	3,272	74,373
Financial Institutions Inc.	1,876	58,344
First BanCorp./Puerto Rico[a]	27,371	197,619
First Bancorp./Southern Pines NC	3,730	142,299
First Busey Corp.	4,565	135,352
First Commonwealth Financial Corp.	13,517	204,647
First Community Bancshares Inc./VA	2,110	65,473
First Financial Bancorp.	1	31
First Financial Corp./IN	1,237	52,882
First Merchants Corp.	5,669	244,221
First Mid-Illinois Bancshares Inc.	1,283	47,150
Franklin Financial Network Inc.[a]	1,780	59,986
German American Bancorp. Inc.	3,100	104,625
Great Southern Bancorp. Inc.	1,492	78,852
Green Bancorp. Inc.[a]	3,224	72,701
Guaranty Bancorp.	3,448	98,268
Hancock Holding Co.	11,645	568,858
Hanmi Financial Corp.	4,542	125,359
Heartland Financial USA Inc.	3,111	166,905
Heritage Commerce Corp.	5,200	85,748
Heritage Financial Corp./WA	4,246	126,106
HomeTrust Bancshares Inc.[a]	2,454	64,049
Horizon Bancorp./IN	3,299	94,879
Independent Bank Corp./MI	3,082	73,660
Independent Bank Corp./Rockland MA	3,321	240,108
Independent Bank Group Inc.	1,733	123,736
Lakeland Bancorp. Inc.	6,387	124,547
Lakeland Financial Corp.	3,290	156,341
Mercantile Bank Corp.	2,363	83,414
National Bank Holdings Corp. Class A	3,745	131,749
National Commerce Corp.[a,b]	1,628	70,492
Nicolet Bankshares Inc.[a]	1,280	71,130
OFG Bancorp.	6,428	86,778
Opus Bank	3,204	90,353
Peapack Gladstone Financial Corp.	2,178	71,961
People’s Utah Bancorp.	2,073	66,025
Peoples Bancorp. Inc./OH	2,360	84,630
Popular Inc.	2,811	130,121
Preferred Bank/Los Angeles CA	1,867	119,003
QCR Holdings Inc.	1,796	81,269
Republic Bancorp. Inc./KY Class A	1,486	62,665
Republic First Bancorp. Inc.[a]	6,533	54,224
S&T Bancorp. Inc.	4,418	188,560
Sandy Spring Bancorp. Inc.	3,235	128,203
State Bank Financial Corp.	4,680	147,467
TriCo Bancshares	2,949	110,204
TriState Capital Holdings Inc.[a]	3,292	82,300
Triumph Bancorp. Inc.[a]	2,508	97,436
Union Bankshares Corp.	7,087	267,959
Univest Corp. of Pennsylvania	3,799	109,221
Veritex Holdings Inc.[a]	2,449	70,335
WesBanco Inc.	5,020	219,876

		8,275,960

215

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MULTIFACTOR USA SMALL-CAP ETF

April 30, 2018

Security	Shares	Value
BEVERAGES — 0.33%
MGP Ingredients Inc.	1,641	$157,191
National Beverage Corp.	1,650	145,794

		302,985
BIOTECHNOLOGY — 1.92%
Biohaven Pharmaceutical Holding Co. Ltd.[a]	1,296	37,791
Blueprint Medicines Corp.[a]	4,228	324,372
Emergent BioSolutions Inc.[a]	4,896	253,907
Enanta Pharmaceuticals Inc.[a]	2,007	186,751
Immunomedics Inc.[a]	13,349	243,085
MiMedx Group Inc.[a,b]	15,216	124,924
Myriad Genetics Inc.[a]	9,568	270,679
PDL BioPharma Inc.[a]	21,190	61,875
Repligen Corp.[a,b]	4,697	173,789
Vanda Pharmaceuticals Inc.[a]	5,697	79,473

		1,756,646
BUILDING PRODUCTS — 0.53%
American Woodmark Corp.[a]	1,956	160,783
Armstrong Flooring Inc.[a]	2,971	36,692
CSW Industrials Inc.[a]	2,266	98,231
Patrick Industries Inc.[a]	3,309	188,282

		483,988
CAPITAL MARKETS — 0.42%
Cowen Inc.[a,b]	4,054	62,837
Diamond Hill Investment Group Inc.	471	92,043
Piper Jaffray Companies	2,029	142,131
Pzena Investment Management Inc. Class A	2,267	19,859
Westwood Holdings Group Inc.	1,090	63,198

		380,068
CHEMICALS — 1.76%
AdvanSix Inc.[a]	4,319	154,707
AgroFresh Solutions Inc.[a]	3,386	23,431
American Vanguard Corp.	3,854	83,054
Chase Corp.	1,051	117,712
FutureFuel Corp.	3,839	44,916
Hawkins Inc.	1,394	45,305
Innophos Holdings Inc.	2,776	114,871
Innospec Inc.	3,336	242,527
KMG Chemicals Inc.	1,780	109,452
Kronos Worldwide Inc.	3,319	76,470
Quaker Chemical Corp.	1,839	270,315
Stepan Co.	2,836	199,427
Tredegar Corp.	3,567	62,779
Venator Materials PLC[a]	3,804	68,510

		1,613,476
COMMERCIAL SERVICES & SUPPLIES — 1.84%
ACCO Brands Corp.	14,955	180,208
Brady Corp. Class A NVS	6,309	229,648

Security	Shares	Value
Casella Waste Systems Inc. Class Aa	5,544	$135,883
Ennis Inc.	3,655	65,425
Essendant Inc.	5,480	40,771
InnerWorkings Inc.[a]	5,644	57,004
Kimball International Inc. Class B NVS	5,343	88,266
McGrath RentCorp	3,195	188,281
SP Plus Corp.[a,b]	3,163	111,180
Tetra Tech Inc.	7,898	382,263
Viad Corp.	2,861	145,196
VSE Corp.	1,258	64,523

		1,688,648
COMMUNICATIONS EQUIPMENT — 1.96%
ADTRAN Inc.	6,835	100,133
Applied Optoelectronics Inc.[a,b]	2,632	84,119
CalAmp Corp.[a]	5,041	99,560
Comtech Telecommunications Corp.	3,315	101,406
Extreme Networks Inc.[a]	15,432	165,122
InterDigital Inc./PA	4,745	353,265
Mitel Networks Corp.[a,b]	12,646	141,129
NETGEAR Inc.[a]	4,418	244,316
Oclaro Inc.[a]	23,583	186,777
Ribbon Communications Inc.[a]	7,378	42,940
Ubiquiti Networks Inc.[a,b]	3,932	280,194

		1,798,961
CONSTRUCTION & ENGINEERING — 1.23%
Aegion Corp.[a]	4,710	106,870
Argan Inc.	2,116	84,640
MYR Group Inc.[a]	2,361	70,830
NV5 Global Inc.[a,b]	1,167	68,678
Quanta Services Inc.[a]	20,890	678,925
Tutor Perini Corp.[a]	5,673	117,147

		1,127,090
CONSTRUCTION MATERIALS — 0.03%
U.S. Lime & Minerals Inc.	323	24,135

		24,135
CONSUMER FINANCE — 0.59%
EZCORP Inc. Class A NVS[a,b]	7,346	100,640
Green Dot Corp. Class Aa	5,638	342,847
World Acceptance Corp.[a]	933	95,632

		539,119
DIVERSIFIED CONSUMER SERVICES — 1.73%
Adtalem Global Education Inc.[a]	8,234	391,939
American Public Education Inc.[a]	2,290	92,287
Capella Education Co.	1,603	147,075
Carriage Services Inc.	2,074	53,986
Grand Canyon Education Inc.[a]	6,378	663,248

216

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MULTIFACTOR USA SMALL-CAP ETF

April 30, 2018

Security	Shares	Value
K12 Inc.[a]	4,971	$76,057
Strayer Education Inc.	1,504	158,025

		1,582,617
DIVERSIFIED FINANCIAL SERVICES — 0.71%
Cannae Holdings Inc.[a]	8,215	169,722
Texas Pacific Land Trust	883	481,129

		650,851
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.62%
IDT Corp.	2,807	15,214
Iridium Communications Inc.[a,b]	11,809	140,527
ORBCOMM Inc.[a,b]	9,950	89,749
Vonage Holdings Corp.[a]	28,588	319,614

		565,104
ELECTRIC UTILITIES — 3.37%
ALLETE Inc.	7,112	543,428
El Paso Electric Co.	5,674	289,658
Great Plains Energy Inc.	30,076	984,388
Hawaiian Electric Industries Inc.	15,183	526,698
Otter Tail Corp.	4,979	218,329
Portland General Electric Co.	12,428	527,941

		3,090,442
ELECTRICAL EQUIPMENT — 0.31%
Encore Wire Corp.	2,877	151,474
Powell Industries Inc.	1,267	38,074
Sunrun Inc.[a,b]	9,719	89,609

		279,157
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 7.05%
Anixter International Inc.[a]	4,179	246,143
AVX Corp.	7,199	106,257
Badger Meter Inc.	4,075	172,984
Benchmark Electronics Inc.	6,985	183,706
Coherent Inc.[a]	3,437	578,172
Control4 Corp.[a]	3,385	70,543
CTS Corp.	4,377	131,091
Daktronics Inc.	5,496	49,519
Electro Scientific Industries Inc.[a]	4,292	77,256
ePlus Inc.[a]	1,985	158,502
Fabrinet[a]	5,234	147,651
II-VI Inc.[a,b]	7,956	303,124
Insight Enterprises Inc.[a]	5,066	179,590
KEMET Corp.[a]	7,101	122,279
Kimball Electronics Inc.[a]	3,851	61,038
Littelfuse Inc.	3,398	635,154
Mesa Laboratories Inc.	488	82,135
Methode Electronics Inc.	4,871	194,353
MTS Systems Corp.	1,593	80,924
Novanta Inc.[a,b]	4,594	270,127
OSI Systems Inc.[a]	2,486	159,154
Park Electrochemical Corp.	2,804	47,752

Security	Shares	Value
PC Connection Inc.	1,769	$47,215
Plexus Corp.[a]	4,696	257,529
Rogers Corp.[a]	2,539	270,911
Sanmina Corp.[a]	10,533	310,724
ScanSource Inc.[a]	3,626	124,372
SYNNEX Corp.	4,139	414,604
Systemax Inc.	2,148	67,512
Tech Data Corp.[a]	5,323	405,879
TTM Technologies Inc.[a]	12,114	168,869
Vishay Intertechnology Inc.	18,739	330,743

		6,455,812
ENERGY EQUIPMENT & SERVICES — 0.67%
Exterran Corp.[a]	4,502	131,864
Matrix Service Co.[a]	3,842	59,167
McDermott International Inc.[a]	33,457	220,816
Natural Gas Services Group Inc.[a,b]	1,885	45,428
NCS Multistage Holdings Inc.[a]	1,672	30,464
Newpark Resources Inc.[a]	12,192	128,016

		615,755
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 5.17%
Agree Realty Corp.	4,046	197,768
Alexander & Baldwin Inc.	6,208	142,163
Armada Hoffler Properties Inc.	6,457	87,622
CareTrust REIT Inc.	10,764	142,192
Chesapeake Lodging Trust	8,406	248,313
Community Healthcare Trust Inc.	2,593	66,122
CoreCivic Inc.	16,513	332,902
CoreSite Realty Corp.	4,780	497,598
Easterly Government Properties Inc.	5,471	112,757
Four Corners Property Trust Inc.	8,560	193,970
Getty Realty Corp.	4,779	119,714
InfraREIT Inc.[a]	6,244	133,060
LaSalle Hotel Properties	15,804	467,324
LTC Properties Inc.	346	12,508
Monmouth Real Estate Investment Corp.	8,984	140,420
National Storage Affiliates Trust	5,403	142,207
One Liberty Properties Inc.	1,991	47,306
Pebblebrook Hotel Trust[b]	9,635	337,129
Preferred Apartment Communities Inc. Class A	4,707	69,240
PS Business Parks Inc.	2,852	328,779
Quality Care Properties Inc.[a]	13,119	288,224
Tier REIT Inc.	6,788	129,040
Universal Health Realty Income Trust	1,843	110,451
Urstadt Biddle Properties Inc. Class A	4,275	84,944
Xenia Hotels & Resorts Inc.	14,912	307,038

		4,738,791
FOOD & STAPLES RETAILING — 0.65%
Chefs’ Warehouse Inc. (The)[a]	3,064	74,302
SpartanNash Co.	5,323	96,772
United Natural Foods Inc.[a,b]	7,072	318,382

217

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MULTIFACTOR USA SMALL-CAP ETF

April 30, 2018

Security	Shares	Value
Village Super Market Inc. Class A	1,171	$31,851
Weis Markets Inc.	1,548	71,239

		592,546
FOOD PRODUCTS — 0.92%
Fresh Del Monte Produce Inc.	4,556	223,927
John B Sanfilippo & Son Inc.	1,190	67,699
Landec Corp.[a]	3,622	48,173
Sanderson Farms Inc.	2,860	317,917
Seaboard Corp.	39	156,275
Seneca Foods Corp. Class Aa	983	27,082

		841,073
GAS UTILITIES — 0.18%
Chesapeake Utilities Corp.	2,175	165,300

		165,300
HEALTH CARE EQUIPMENT & SUPPLIES — 8.43%
Abaxis Inc.	3,121	207,765
Analogic Corp.	1,728	143,597
AngioDynamics Inc.[a]	4,986	96,629
Anika Therapeutics Inc.[a]	2,098	92,333
Atrion Corp.	208	129,397
AxoGen Inc.[a]	3,979	158,364
Cantel Medical Corp.	5,189	581,531
Cardiovascular Systems Inc.[a]	4,697	107,326
CONMED Corp.	3,516	228,646
CryoLife Inc.[a]	4,323	97,051
Cutera Inc.[a]	1,871	93,831
Globus Medical Inc. Class Aa	9,960	509,852
Haemonetics Corp.[a]	7,188	560,952
Halyard Health Inc.[a]	6,539	309,752
Heska Corp.[a]	944	77,049
ICU Medical Inc.[a]	2,230	561,291
Integer Holdings Corp.[a]	3,848	211,255
iRhythm Technologies Inc.[a]	1,308	76,060
Lantheus Holdings Inc.[a]	4,010	71,378
LeMaitre Vascular Inc.	2,200	69,190
LivaNova PLC[a]	5,718	507,644
Masimo Corp.[a]	6,621	594,102
Meridian Bioscience Inc.	6,051	88,345
Merit Medical Systems Inc.[a]	7,004	339,694
Neogen Corp.[a]	6,999	476,982
OraSure Technologies Inc.[a]	8,449	149,801
Orthofix International NVa	2,580	157,432
Penumbra Inc.[a]	3,719	462,458
Quidel Corp.[a]	3,979	225,609
Surmodics Inc.[a]	1,909	71,301
Tactile Systems Technology Inc.[a]	2,052	71,430
Varex Imaging Corp.[a]	5,268	189,595

		7,717,642
HEALTH CARE PROVIDERS & SERVICES — 5.12%
Aceto Corp.	4,450	11,214
Amedisys Inc.[a]	4,027	266,144

Security	Shares	Value
AMN Healthcare Services Inc.[a]	6,696	$447,628
BioTelemetry Inc.[a]	4,369	166,896
Chemed Corp.	2,231	687,639
CorVel Corp.[a]	1,484	72,790
Diplomat Pharmacy Inc.[a]	6,778	147,693
Ensign Group Inc. (The)	6,830	190,352
LHC Group Inc.[a]	3,887	289,271
Magellan Health Inc.[a]	3,308	277,376
National HealthCare Corp.	1,519	93,084
National Research Corp.	1,380	45,126
Owens & Minor Inc.	8,375	136,094
Providence Service Corp. (The)[a]	1,640	124,443
RadNet Inc.[a]	5,498	72,848
Tivity Health Inc.[a,b]	4,961	178,348
Triple-S Management Corp. Class Ba	3,357	95,171
U.S. Physical Therapy Inc.	1,786	162,972
WellCare Health Plans Inc.[a]	5,966	1,223,985

		4,689,074
HEALTH CARE TECHNOLOGY — 0.83%
Computer Programs & Systems Inc.	1,711	51,073
HMS Holdings Corp.[a]	11,578	208,520
Inovalon Holdings Inc. Class Aa	8,144	85,919
Omnicell Inc.[a]	5,236	225,672
Quality Systems Inc.[a]	6,788	91,163
Vocera Communications Inc.[a,b]	3,745	93,887

		756,234
HOTELS, RESTAURANTS & LEISURE — 0.50%
Del Taco Restaurants Inc.[a]	5,040	56,246
Golden Entertainment Inc.[a]	1,629	43,576
International Speedway Corp. Class A	3,498	143,768
Monarch Casino & Resort Inc.[a]	1,641	70,005
Ruth’s Hospitality Group Inc.	4,136	111,051
Speedway Motorsports Inc.	1,835	32,388

		457,034
HOUSEHOLD DURABLES — 1.44%
Beazer Homes USA Inc.[a]	4,591	67,396
Cavco Industries Inc.[a]	1,134	193,177
Century Communities Inc.[a]	2,725	83,794
Ethan Allen Interiors Inc.	3,676	81,056
Hamilton Beach Brands Holding Co. Class A	956	21,271
Hooker Furniture Corp.	1,598	60,324
iRobot Corp.[a]	3,870	225,853
La-Z-Boy Inc.	6,752	194,457
TopBuild Corp.[a]	4,964	395,631

		1,322,959
HOUSEHOLD PRODUCTS — 0.26%
Central Garden & Pet Co.[a]	1,566	58,709
Central Garden & Pet Co. NVS[a]	4,948	175,654

		234,363

218

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MULTIFACTOR USA SMALL-CAP ETF

April 30, 2018

Security	Shares	Value
INDUSTRIAL CONGLOMERATES — 0.20%
Raven Industries Inc.	5,003	$183,110

		183,110
INSURANCE — 3.85%
American Equity Investment Life Holding Co.	3,601	108,750
American National Insurance Co.	2,423	292,383
Argo Group International Holdings Ltd.	4,784	279,634
Aspen Insurance Holdings Ltd.	8,500	360,825
Assured Guaranty Ltd.	16,609	602,741
Baldwin & Lyons Inc. Class B	1,357	31,618
CNO Financial Group Inc.	1,502	32,203
Donegal Group Inc. Class A	1,740	24,221
EMC Insurance Group Inc.	1,420	36,892
Employers Holdings Inc.	4,538	185,604
FBL Financial Group Inc. Class A	1,519	118,102
Genworth Financial Inc. Class Aa	79,706	219,989
Global Indemnity Ltd.	1,278	52,257
HCI Group Inc.	1,175	49,221
Heritage Insurance Holdings Inc.	3,778	59,315
Infinity Property & Casualty Corp.	1,491	196,812
Kinsale Capital Group Inc.	2,683	138,309
Maiden Holdings Ltd.	3,631	27,777
National Western Life Group Inc. Class A	467	148,230
Navigators Group Inc. (The)	3,105	175,433
Third Point Reinsurance Ltd.[a]	12,387	164,747
United Insurance Holdings Corp.	3,705	69,876
Universal Insurance Holdings Inc.	4,641	150,600

		3,525,539
INTERNET & DIRECT MARKETING RETAIL — 0.34%
1-800-Flowers.com Inc. Class Aa	3,671	46,622
Duluth Holdings Inc. Class Ba,b	2,738	47,504
Nutrisystem Inc.	4,257	123,453
PetMed Express Inc.	2,927	97,937

		315,516
INTERNET SOFTWARE & SERVICES — 1.16%
Blucora Inc.[a]	6,063	157,638
Carbonite Inc.[a]	3,194	99,333
Cision Ltd.[a]	5,235	70,097
CommerceHub Inc. Series Aa	2,010	45,567
CommerceHub Inc. Series C NVS[a]	4,133	93,695
Limelight Networks Inc.[a]	11,280	58,205
LivePerson Inc.[a]	7,030	118,104
Quotient Technology Inc.[a,b]	10,489	140,553
Trade Desk Inc. (The) Class Aa,b	4,032	206,317
Tucows Inc. Class Aa	1,142	72,231

		1,061,740

Security	Shares	Value
IT SERVICES — 2.18%
CACI International Inc. Class Aa	3,415	$515,836
Convergys Corp.	13,034	304,474
Everi Holdings Inc.[a]	9,584	61,433
ExlService Holdings Inc.[a]	4,715	272,574
Hackett Group Inc. (The)	3,574	57,935
ManTech International Corp./VA Class A	3,598	212,606
Net 1 UEPS Technologies Inc.[a,b]	8,050	66,332
Perficient Inc.[a]	5,015	124,021
Sykes Enterprises Inc.[a]	5,425	156,023
TTEC Holdings Inc.	2,262	72,384
Virtusa Corp.[a]	3,131	150,726

		1,994,344
LEISURE PRODUCTS — 0.15%
Sturm Ruger & Co. Inc.	2,507	138,512

		138,512
LIFE SCIENCES TOOLS & SERVICES — 1.82%
Bio-Rad Laboratories Inc. Class Aa	1,408	357,224
Bruker Corp.	15,471	456,858
Cambrex Corp.[a]	4,577	242,352
Luminex Corp.	5,199	110,999
Medpace Holdings Inc.[a]	1,168	43,204
PRA Health Sciences Inc.[a]	5,540	455,222

		1,665,859
MACHINERY — 3.52%
Alamo Group Inc.	1,385	151,616
Astec Industries Inc.	2,776	154,235
Barnes Group Inc.	7,141	396,540
Briggs & Stratton Corp.	6,078	109,586
Chart Industries Inc.[a]	4,085	231,783
Columbus McKinnon Corp./NY	2,904	104,196
ESCO Technologies Inc.	3,566	199,161
Gorman-Rupp Co. (The)	2,592	81,596
Greenbrier Companies Inc. (The)	3,990	174,961
Kadant Inc.	1,559	143,818
Lydall Inc.[a]	2,434	108,556
Manitowoc Co. Inc. (The)[a]	4,733	116,668
Meritor Inc.[a]	11,765	229,065
Omega Flex Inc.	439	28,667
Park-Ohio Holdings Corp.	1,186	44,949
TriMas Corp.[a]	6,406	173,603
Trinity Industries Inc.	19,005	605,689
Wabash National Corp.	8,265	165,796

		3,220,485
MEDIA — 0.34%
Emerald Expositions Events Inc.	2,617	50,430
Entercom Communications Corp. Class A	18,152	184,243
Marcus Corp. (The)	2,568	76,526

		311,199

219

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MULTIFACTOR USA SMALL-CAP ETF

April 30, 2018

Security	Shares	Value
METALS & MINING — 2.84%
Century Aluminum Co.[a]	7,349	$128,387
Coeur Mining Inc.[a]	25,383	192,149
Commercial Metals Co.	16,178	339,900
Kaiser Aluminum Corp.	2,365	233,047
Materion Corp.	2,838	144,029
McEwen Mining Inc.[b]	37,992	79,023
Reliance Steel & Aluminum Co.	9,623	846,054
Ryerson Holding Corp.[a]	2,558	25,708
Schnitzer Steel Industries Inc. Class A	3,816	112,381
TimkenSteel Corp.[a]	5,421	91,019
Warrior Met Coal Inc.	4,874	113,321
Worthington Industries Inc.	6,610	294,343

		2,599,361
MORTGAGE REAL ESTATE INVESTMENT — 0.65%
Apollo Commercial Real Estate Finance Inc.	14,741	265,633
ARMOUR Residential REIT Inc.	5,498	124,420
PennyMac Mortgage Investment Trust[c]	9,400	165,346
Resource Capital Corp.	4,391	42,856

		598,255
MULTI-UTILITIES — 0.62%
Avista Corp.	9,014	467,466
Unitil Corp.	2,017	98,006

		565,472
MULTILINE RETAIL — 0.75%
Big Lots Inc.	6,179	262,299
Ollie’s Bargain Outlet Holdings Inc.[a]	6,827	424,639

		686,938
OIL, GAS & CONSUMABLE FUELS — 0.90%
Gener8 Maritime Inc.[a]	6,174	35,562
International Seaways Inc.[a]	2,188	44,045
Midstates Petroleum Co. Inc.[a]	1,883	26,343
Par Pacific Holdings Inc.[a]	3,307	55,789
Peabody Energy Corp.	12,694	467,774
Renewable Energy Group Inc.[a,b]	5,080	65,532
REX American Resources Corp.[a,b]	802	59,974
SandRidge Energy Inc.[a]	4,654	67,669

		822,688
PAPER & FOREST PRODUCTS — 1.99%
Boise Cascade Co.	5,391	224,266
Domtar Corp.	8,749	384,081
Louisiana-Pacific Corp.	20,204	572,379
Mercer International Inc.	6,411	85,907
Neenah Inc.	2,229	173,862
PH Glatfelter Co.	6,191	129,330

Security	Shares	Value
Resolute Forest Products Inc.[a]	8,425	$83,408
Schweitzer-Mauduit International Inc.	4,350	169,780

		1,823,013
PERSONAL PRODUCTS — 0.32%
Medifast Inc.	1,338	134,308
USANA Health Sciences Inc.[a]	1,461	154,209

		288,517
PHARMACEUTICALS — 1.12%
Akcea Therapeutics Inc.[a,b]	2,348	61,306
Amphastar Pharmaceuticals Inc.[a]	5,278	100,757
ANI Pharmaceuticals Inc.[a]	1,177	69,855
Corcept Therapeutics Inc.[a]	11,908	198,626
Intersect ENT Inc.[a]	3,680	147,016
Phibro Animal Health Corp. Class A	2,754	116,494
Supernus Pharmaceuticals Inc.[a,b]	7,084	332,240

		1,026,294
PROFESSIONAL SERVICES — 1.61%
CBIZ Inc.[a]	7,302	135,817
Forrester Research Inc.	1,288	51,262
GP Strategies Corp.[a]	1,842	38,406
Heidrick & Struggles International Inc.	2,595	97,702
ICF International Inc.	2,625	176,138
Kelly Services Inc. Class A NVS	4,460	130,500
Korn/Ferry International	7,668	409,931
Navigant Consulting Inc.[a]	6,593	141,024
Resources Connection Inc.	4,039	63,210
RPX Corp.	6,443	69,778
TrueBlue Inc.[a]	5,885	156,835

		1,470,603
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.60%
Altisource Portfolio Solutions SAa,b	1,842	50,434
Forestar Group Inc.[a]	1,436	31,305
HFF Inc. Class A	5,124	180,057
Marcus & Millichap Inc.[a]	2,470	84,375
RE/MAX Holdings Inc. Class A	2,511	135,971
RMR Group Inc. (The) Class A	882	65,621

		547,763
ROAD & RAIL — 1.00%
ArcBest Corp.	3,471	111,419
Covenant Transportation Group Inc. Class Aa	1,700	47,175
Daseke Inc.[a]	3,887	32,184
Heartland Express Inc.	6,520	116,252
Marten Transport Ltd.	5,818	113,451
Roadrunner Transportation Systems Inc.[a]	4,696	10,097
Saia Inc.[a]	3,558	235,006
Universal Logistics Holdings Inc.	1,280	28,096
Werner Enterprises Inc.	6,571	225,385

		919,065

220

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MULTIFACTOR USA SMALL-CAP ETF

April 30, 2018

Security	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 6.12%
Advanced Energy Industries Inc.[a]	5,579	$332,229
Alpha & Omega Semiconductor Ltd.[a]	2,812	42,630
Amkor Technology Inc.[a]	14,920	123,538
Axcelis Technologies Inc.[a]	4,385	96,470
Brooks Automation Inc.	9,754	242,679
Cabot Microelectronics Corp.	3,534	358,524
Cirrus Logic Inc.[a,b]	8,885	324,036
Cohu Inc.	4,027	86,178
Diodes Inc.[a]	5,496	156,911
First Solar Inc.[a]	10,922	774,479
FormFactor Inc.[a]	10,295	118,135
Ichor Holdings Ltd.[a]	2,884	63,736
Kulicke & Soffa Industries Inc.[a]	9,946	227,664
MKS Instruments Inc.	7,570	775,168
Nanometrics Inc.[a]	3,363	83,470
NVE Corp.	705	59,622
Photronics Inc.[a]	9,854	75,383
Power Integrations Inc.	4,074	276,217
Rudolph Technologies Inc.[a]	4,273	108,321
SMART Global Holdings Inc.[a]	817	31,986
SolarEdge Technologies Inc.[a]	3,827	201,491
Teradyne Inc.	26,705	869,248
Ultra Clean Holdings Inc.[a]	4,572	80,056
Veeco Instruments Inc.[a]	6,512	100,610

		5,608,781
SOFTWARE — 0.60%
Ebix Inc.[b]	2,861	221,728
Pegasystems Inc.	5,302	323,687

		545,415
SPECIALTY RETAIL — 2.83%
Aaron’s Inc.	8,886	371,168
Abercrombie & Fitch Co. Class A	9,509	243,621
Barnes & Noble Education Inc.[a]	5,198	37,374
Caleres Inc.	6,013	196,805
Children’s Place Inc. (The)	2,463	314,156
Citi Trends Inc.	2,014	61,689
DSW Inc. Class A	9,148	204,000
Express Inc.[a]	11,123	87,204
GameStop Corp. Class A	14,291	195,072
Genesco Inc.[a,b]	2,751	117,605
Guess? Inc.	8,885	206,932
Haverty Furniture Companies Inc.	2,682	48,678
Office Depot Inc.	73,237	167,713
Pier 1 Imports Inc.	11,052	24,646
Shoe Carnival Inc.	1,778	43,330
Sleep Number Corp.[a,b]	5,746	162,842
Winmark Corp.	367	47,820
Zumiez Inc.[a]	2,741	64,139

		2,594,794

Security	Shares	Value
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.30%
Electronics For Imaging Inc.[a]	6,505	$180,189
Super Micro Computer Inc.[a]	5,566	98,518

		278,707
TEXTILES, APPAREL & LUXURY GOODS — 0.21%
Iconix Brand Group Inc.[a]	7,700	6,242
Movado Group Inc.	2,236	88,210
Unifi Inc.[a]	2,221	65,764
Vera Bradley Inc.[a]	3,039	34,584

		194,800
THRIFTS & MORTGAGE FINANCE — 1.42%
BofI Holding Inc.[a,b]	7,084	285,344
Federal Agricultural Mortgage Corp. Class C NVS	1,266	108,256
First Defiance Financial Corp.	1,456	86,865
HomeStreet Inc.[a]	3,599	91,775
Meridian Bancorp. Inc.	6,848	129,427
NMI Holdings Inc. Class Aa	7,630	105,675
Northwest Bancshares Inc.	12,735	211,401
OceanFirst Financial Corp.	3,940	106,301
TrustCo Bank Corp. NY	13,715	117,263
Waterstone Financial Inc.	3,626	62,186

		1,304,493
TOBACCO — 0.18%
Universal Corp./VA	3,586	168,721

		168,721
TRADING COMPANIES & DISTRIBUTORS — 0.50%
Aircastle Ltd.	7,805	152,978
CAI International Inc.[a]	2,246	50,490
Rush Enterprises Inc. Class Aa	4,361	178,060
Rush Enterprises Inc. Class Ba	652	25,369
Titan Machinery Inc.[a]	2,696	52,087

		458,984
WATER UTILITIES — 0.36%
Connecticut Water Service Inc.	1,473	100,164
Middlesex Water Co.	2,216	92,318
SJW Group	2,193	132,567

		325,049
WIRELESS TELECOMMUNICATION SERVICES — 0.45%
Boingo Wireless Inc.[a,b]	5,131	120,373
Shenandoah Telecommunications Co.	6,528	246,432

221

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MULTIFACTOR USA SMALL-CAP ETF

April 30, 2018

Security	Shares	Value
Spok Holdings Inc.	2,838	$42,286

		409,091

TOTAL COMMON STOCKS
(Cost: $87,745,718)		91,543,056

SHORT-TERM INVESTMENTS — 3.11%

MONEY MARKET FUNDS — 3.11%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.93%[c,d,e]	2,812,826	2,813,108
BlackRock Cash Funds: Treasury, SL Agency Shares
1.61%[c,d]	37,683	37,683

		2,850,791

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,850,586)		2,850,791

TOTAL INVESTMENTS IN SECURITIES — 103.08%
(Cost: $90,596,304)		94,393,847
Other Assets, Less Liabilities — (3.08)%		(2,817,044)

NET ASSETS — 100.00%		$91,576,803

NVS — Non-Voting Shares

[a]	Non-income producing security.
[b]	All or a portion of this security is on loan.
[c]	Affiliate of the Fund.
[d]	Annualized 7-day yield as of period end.
[e]	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended April 30, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated issuer	Shares held at 07/31/17	Shares purchased	Shares sold	Shares held at 04/30/18	Value at 04/30/18	Income	Net realized gain (loss)	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	1,888,870	923,956[a]	—	2,812,826	$2,813,108	$40,350[b]	$(753)	$23
BlackRock Cash Funds: Treasury, SL Agency Shares	100,964	—	(63,281)[a]	37,683	37,683	756	—	—
PennyMac Mortgage Investment Trust	4,068	6,624	(1,292)	9,400	165,346	10,287	(444)	3,396

					$3,016,137	$51,393	$(1,197)	$3,419

[a]	Net of purchases and sales.
[b]	Includes the Fund’s portion of securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities.

222

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MULTIFACTOR USA SMALL-CAP ETF

April 30, 2018

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common stocks	$91,543,056	$—	$—	$91,543,056
Money market funds	2,850,791	—	—	2,850,791

Total	$94,393,847	$—	$—	$94,393,847

223

Schedule of Investments (Unaudited)

iSHARES® EDGE MSCI USA MOMENTUM FACTOR ETF

April 30, 2018

Security	Shares	Value
COMMON STOCKS — 99.79%

AEROSPACE & DEFENSE — 6.88%
Boeing Co. (The)	1,038,692	$346,466,104
Harris Corp.	147,252	23,033,158
Huntington Ingalls Industries Inc.	39,690	9,653,005
Northrop Grumman Corp.	244,243	78,656,016
Raytheon Co.	299,763	61,433,429
Spirit AeroSystems Holdings Inc. Class A	108,955	8,756,713

		527,998,425
AIR FREIGHT & LOGISTICS — 0.23%
CH Robinson Worldwide Inc.	189,329	17,423,948

		17,423,948
AUTO COMPONENTS — 0.18%
Autoliv Inc.	100,852	13,519,211

		13,519,211
BANKS — 12.47%
Bank of America Corp.	11,526,829	344,882,724
Citizens Financial Group Inc.	535,984	22,237,976
Comerica Inc.	231,976	21,940,290
JPMorgan Chase & Co.	3,465,776	377,007,113
M&T Bank Corp.	167,322	30,497,781
PNC Financial Services Group Inc. (The)[a]	562,664	81,929,505
Regions Financial Corp.	1,386,315	25,924,090
SunTrust Banks Inc.	504,821	33,722,043
SVB Financial Group[b]	65,180	19,528,580

		957,670,102
BEVERAGES — 0.60%
Brown-Forman Corp. Class B NVS	361,463	20,256,387
Dr Pepper Snapple Group Inc.	212,343	25,472,666

		45,729,053
BIOTECHNOLOGY — 3.12%
AbbVie Inc.	2,478,822	239,330,264

		239,330,264
BUILDING PRODUCTS — 0.10%
Lennox International Inc.	39,668	7,670,601

		7,670,601
CAPITAL MARKETS — 6.00%
BlackRock Inc.[a]	160,478	83,689,277
Charles Schwab Corp. (The)	1,314,491	73,190,859
CME Group Inc.	488,464	77,021,003
Moody’s Corp.	181,944	29,511,317
Morgan Stanley	1,193,286	61,597,423

Security	Shares	Value
MSCI Inc.	98,578	$14,769,942
S&P Global Inc.	293,923	55,433,878
SEI Investments Co.	138,236	8,740,662
T Rowe Price Group Inc.	335,418	38,177,277
TD Ameritrade Holding Corp.	316,332	18,375,726

		460,507,364
CHEMICALS — 0.36%
Sherwin-Williams Co. (The)	74,496	27,389,199

		27,389,199
COMMERCIAL SERVICES & SUPPLIES — 0.61%
Cintas Corp.	110,592	18,833,818
Waste Management Inc.	347,081	28,214,214

		47,048,032
COMMUNICATIONS EQUIPMENT — 4.50%
Arista Networks Inc.[b]	62,930	16,648,131
Cisco Systems Inc.	7,433,540	329,231,487

		345,879,618
CONSTRUCTION & ENGINEERING — 0.16%
Fluor Corp.	209,719	12,362,935

		12,362,935
CONSUMER FINANCE — 0.44%
Discover Financial Services	472,997	33,701,036

		33,701,036
CONTAINERS & PACKAGING — 0.14%
Avery Dennison Corp.	104,810	10,985,136

		10,985,136
DIVERSIFIED FINANCIAL SERVICES — 0.13%
Voya Financial Inc.	187,925	9,837,874

		9,837,874
ELECTRICAL EQUIPMENT — 0.21%
AMETEK Inc.	229,699	16,032,990

		16,032,990
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.78%
FLIR Systems Inc.	157,768	8,448,476
IPG Photonics Corp.[b,c]	44,003	9,373,959
TE Connectivity Ltd.	456,812	41,912,501

		59,734,936

224

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI USA MOMENTUM FACTOR ETF

April 30, 2018

Security	Shares	Value
ENERGY EQUIPMENT & SERVICES — 0.12%
Helmerich & Payne Inc.	133,235	$9,266,494

		9,266,494
FOOD & STAPLES RETAILING — 1.19%
Costco Wholesale Corp.	463,560	91,395,490

		91,395,490
HEALTH CARE EQUIPMENT & SUPPLIES — 3.07%
Abbott Laboratories	1,554,922	90,387,616
Align Technology Inc.[b]	105,488	26,356,177
Intuitive Surgical Inc.[b]	136,687	60,248,896
Stryker Corp.	284,567	48,211,341
Teleflex Inc.	38,401	10,286,860

		235,490,890
HEALTH CARE PROVIDERS & SERVICES — 1.09%
Anthem Inc.	230,986	54,510,386
HCA Healthcare Inc.	307,906	29,478,921

		83,989,307
HOTELS, RESTAURANTS & LEISURE — 1.01%
Hilton Worldwide Holdings Inc.	208,786	16,460,688
Marriott International Inc./MD Class A	448,909	61,356,882

		77,817,570
INDUSTRIAL CONGLOMERATES — 1.70%
3M Co.	530,932	103,207,872
Roper Technologies Inc.	102,855	27,173,262

		130,381,134
INSURANCE — 0.85%
Arthur J Gallagher & Co.	191,974	13,436,260
Progressive Corp. (The)	721,687	43,510,509
Reinsurance Group of America Inc.	55,311	8,263,464

		65,210,233
INTERNET & DIRECT MARKETING RETAIL — 7.34%
Amazon.com Inc.[b]	250,424	392,196,539
Netflix Inc.[b]	549,124	171,579,285

		563,775,824
INTERNET SOFTWARE & SERVICES — 0.94%
Akamai Technologies Inc.[b]	203,013	14,545,882
IAC/InterActiveCorp.[b,c]	76,602	12,420,248
MercadoLibre Inc.	49,535	16,822,581
Twitter Inc.[b]	943,804	28,606,699

		72,395,410

Security	Shares	Value
IT SERVICES — 11.04%
Accenture PLC Class A	721,874	$109,147,349
Broadridge Financial Solutions Inc.	160,309	17,186,728
Fiserv Inc.[b]	407,064	28,844,555
FleetCor Technologies Inc.[b]	117,150	24,282,852
Global Payments Inc.[c]	130,863	14,794,062
Jack Henry & Associates Inc.	67,232	8,032,879
Mastercard Inc. Class A	1,509,288	269,060,772
PayPal Holdings Inc.[b]	1,162,016	86,698,014
Square Inc. Class Ab,c	546,024	25,848,776
Total System Services Inc.	189,641	15,941,223
Visa Inc. Class A	1,956,772	248,275,231

		848,112,441
MACHINERY — 2.78%
Caterpillar Inc.	692,596	99,983,159
Deere & Co.	374,792	50,720,602
IDEX Corp.	68,008	9,089,949
Illinois Tool Works Inc.	284,011	40,335,242
Xylem Inc./NY	185,759	13,541,831

		213,670,783
MEDIA — 0.86%
Twenty-First Century Fox Inc. Class A NVS	1,264,471	46,229,060
Twenty-First Century Fox Inc. Class B	552,872	19,942,093

		66,171,153
MULTILINE RETAIL — 1.54%
Dollar General Corp.	296,027	28,575,486
Dollar Tree Inc.[b]	244,891	23,482,598
Kohl’s Corp.	259,168	16,099,516
Target Corp.	689,850	50,083,110

		118,240,710
OIL, GAS & CONSUMABLE FUELS — 1.83%
Concho Resources Inc.[b]	163,376	25,684,341
Diamondback Energy Inc.[b]	96,680	12,418,546
HollyFrontier Corp.	175,679	10,661,959
Pioneer Natural Resources Co.	177,904	35,856,551
Valero Energy Corp.	505,285	56,051,265

		140,672,662
PERSONAL PRODUCTS — 0.59%
Estee Lauder Companies Inc. (The) Class A	306,964	45,458,299

		45,458,299
PHARMACEUTICALS — 0.68%
Zoetis Inc.	627,386	52,374,183

		52,374,183

225

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI USA MOMENTUM FACTOR ETF

April 30, 2018

Security	Shares	Value
PROFESSIONAL SERVICES — 0.54%
CoStar Group Inc.[b]	29,590	$10,849,469
TransUnion[b,c]	153,980	9,994,842
Verisk Analytics Inc.[b]	196,764	20,945,528

		41,789,839
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.19%
CBRE Group Inc. Class Ab	329,379	14,924,162

		14,924,162
ROAD & RAIL — 0.15%
Old Dominion Freight Line Inc.	84,253	11,278,107

		11,278,107
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 9.59%
Applied Materials Inc.	966,585	48,010,277
Intel Corp.	6,740,541	347,946,727
Maxim Integrated Products Inc.	324,710	17,696,695
Micron Technology Inc.[b]	1,282,687	58,977,948
NVIDIA Corp.	606,904	136,492,710
Texas Instruments Inc.	1,252,031	126,993,504

		736,117,861
SOFTWARE — 8.37%
Adobe Systems Inc.[b]	673,184	149,177,575
ANSYS Inc.[b]	93,765	15,158,050
Microsoft Corp.	4,266,252	398,979,887
Red Hat Inc.[b,c]	234,684	38,267,573
ServiceNow Inc.[b]	191,379	31,795,707
SS&C Technologies Holdings Inc.	186,205	9,245,078

		642,623,870
SPECIALTY RETAIL — 4.05%
AutoZone Inc.[b]	31,130	19,441,307
Home Depot Inc. (The)	1,307,136	241,558,733
L Brands Inc.	256,982	8,971,242
Ross Stores Inc.	511,006	41,314,835

		311,286,117
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.04%
Hewlett Packard Enterprise Co.	1,753,550	29,898,027
NetApp Inc.	408,253	27,181,485
Seagate Technology PLC	394,618	22,844,436

		79,923,948
TEXTILES, APPAREL & LUXURY GOODS — 1.57%
Lululemon Athletica Inc.[b]	106,753	10,653,949
Michael Kors Holdings Ltd.[b]	169,565	11,601,637
NIKE Inc. Class B	1,439,386	98,439,609

		120,695,195

Security	Shares	Value
TRADING COMPANIES & DISTRIBUTORS — 0.75%
Fastenal Co.	326,166	$16,305,038
United Rentals Inc.[b,c]	91,883	13,782,450
WW Grainger Inc.	98,357	27,672,742

		57,760,230

TOTAL COMMON STOCKS
(Cost: $7,117,336,604)		7,663,642,636

SHORT-TERM INVESTMENTS — 0.48%

MONEY MARKET FUNDS — 0.48%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.93%[a,d,e]	26,596,657	26,599,317
BlackRock Cash Funds: Treasury, SL Agency Shares
1.61%[a,d]	9,868,554	9,868,554

		36,467,871

TOTAL SHORT-TERM INVESTMENTS
(Cost: $36,467,001)		36,467,871

TOTAL INVESTMENTS IN SECURITIES — 100.27%
(Cost: $7,153,803,605)		7,700,110,507
Other Assets, Less Liabilities — (0.27)%		(20,581,717)

NET ASSETS — 100.00%		$7,679,528,790

[a]	Affiliate of the Fund.
[b]	Non-income producing security.
[c]	All or a portion of this security is on loan.
[d]	Annualized 7-day yield as of period end.
[e]	All or a portion of this security was purchased with cash collateral received from loaned securities.

226

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI USA MOMENTUM FACTOR ETF

April 30, 2018

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended April 30, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated issuer	Shares held at 07/31/17	Shares purchased		Shares sold	Shares held at 04/30/18	Value at 04/30/18	Income		Net realized gain (loss)	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	26,355,506	241,151	[a]	—	26,596,657	$26,599,317	$83,949	[b]	$(9,467)	$219
BlackRock Cash Funds: Treasury, SL Agency Shares	2,317,486	7,551,068	[a]	—	9,868,554	9,868,554	73,681		—	—
BlackRock Inc.	—	180,502		(20,024)	160,478	83,689,277	621,124		480,935	(119,820)
PNC Financial Services Group Inc. (The)	404,918	518,678		(360,932)	562,664	81,929,505	1,108,069		4,525,638	1,559,857

						$202,086,653	$1,886,823		$4,997,106	$1,440,256

[a]	Net of purchases and sales.
[b]	Includes the Fund’s portion of securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities.

Futures Contracts

Futures contracts outstanding as of April 30, 2018 were as follows:

Description	Number of contracts	Expiration date	Notional amount (000)	Value / unrealized appreciation (depreciation)
Long Contracts:
S&P 500 E-Mini	109	Jun 2018	$14,426	$(249,655)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common stocks	$7,663,642,636	$—	$—	$7,663,642,636
Money market funds	36,467,871	—	—	36,467,871

Total	$7,700,110,507	$—	$—	$7,700,110,507

Derivative financial instruments[a]
Liabilities
Futures contracts	(249,655)	—	—	(249,655)

Total	$(249,655)	$—	$—	$(249,655)

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

227

Schedule of Investments (Unaudited)

iSHARES® EDGE MSCI USA QUALITY FACTOR ETF

April 30, 2018

Security	Shares	Value
COMMON STOCKS — 99.83%

AEROSPACE & DEFENSE — 2.28%
General Dynamics Corp.	234,419	$47,190,889
Huntington Ingalls Industries Inc.	41,780	10,161,314
Northrop Grumman Corp.	152,793	49,205,457

		106,557,660

AIR FREIGHT & LOGISTICS — 0.47%
CH Robinson Worldwide Inc.	127,345	11,719,560
Expeditors International of Washington Inc.	160,853	10,272,073

		21,991,633

AIRLINES — 0.13%
Southwest Airlines Co.	113,873	6,015,911

		6,015,911

AUTO COMPONENTS — 0.45%
Aptiv PLC	250,225	21,164,030

		21,164,030

BANKS — 0.43%
East West Bancorp. Inc.	305,404	20,346,014

		20,346,014

BEVERAGES — 0.45%
Brown-Forman Corp. Class B NVS	373,731	20,943,885

		20,943,885

BIOTECHNOLOGY — 3.33%
Biogen Inc.[a]	191,928	52,511,501
Gilead Sciences Inc.	1,117,031	80,683,149
Regeneron Pharmaceuticals Inc.[a]	60,487	18,368,692
United Therapeutics Corp.[a]	39,962	4,400,216

		155,963,558

BUILDING PRODUCTS — 0.16%
AO Smith Corp.	122,250	7,500,037

		7,500,037

CAPITAL MARKETS — 9.52%
BlackRock Inc.[b]	242,760	126,599,340
Charles Schwab Corp. (The)	2,554,784	142,250,373
Eaton Vance Corp. NVS	295,502	16,072,354
Franklin Resources Inc.	705,811	23,743,482
SEI Investments Co.	376,785	23,824,115
T Rowe Price Group Inc.	715,433	81,430,584

Security	Shares	Value
TD Ameritrade Holding Corp.	545,841	$31,707,904

		445,628,152

CHEMICALS — 2.90%
Air Products & Chemicals Inc.	125,022	20,289,820
Celanese Corp. Series A	86,493	9,399,194
International Flavors & Fragrances Inc.	49,589	7,004,942
LyondellBasell Industries NV Class A	309,616	32,735,700
Monsanto Co.	286,237	35,885,533
Sherwin-Williams Co. (The)	82,484	30,326,068

		135,641,257

COMMERCIAL SERVICES & SUPPLIES — 0.11%
Rollins Inc.	105,702	5,128,661

		5,128,661

COMMUNICATIONS EQUIPMENT — 0.23%
F5 Networks Inc.[a]	66,071	10,775,519

		10,775,519

CONTAINERS & PACKAGING — 0.14%
Avery Dennison Corp.	60,789	6,371,295

		6,371,295

DISTRIBUTORS — 0.21%
Genuine Parts Co.	111,237	9,824,452

		9,824,452

DIVERSIFIED TELECOMMUNICATION SERVICES — 1.82%
AT&T Inc.	2,396,273	78,358,127
CenturyLink Inc.	359,775	6,684,620

		85,042,747

ELECTRIC UTILITIES — 2.22%
NextEra Energy Inc.	520,646	85,339,086
OGE Energy Corp.	232,002	7,625,906
Pinnacle West Capital Corp.	135,086	10,874,423

		103,839,415

ELECTRICAL EQUIPMENT — 0.53%
Acuity Brands Inc.	33,717	4,038,285
Rockwell Automation Inc.	124,924	20,553,746

		24,592,031

ENERGY EQUIPMENT & SERVICES — 0.86%
Helmerich & Payne Inc.	33,962	2,362,057
Schlumberger Ltd.	470,309	32,244,385
TechnipFMC PLC	167,068	5,506,561

		40,113,003

228

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI USA QUALITY FACTOR ETF

April 30, 2018

Security	Shares	Value
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 2.34%
Camden Property Trust	103,647	$8,851,454
Federal Realty Investment Trust	70,757	8,197,198
Liberty Property Trust	165,130	6,905,737
National Retail Properties Inc.	168,207	6,398,594
Public Storage	278,925	56,281,486
Realty Income Corp.[c]	277,411	14,012,030
Regency Centers Corp.	147,189	8,662,073

		109,308,572

FOOD PRODUCTS — 0.20%
Campbell Soup Co.	231,747	9,450,643

		9,450,643

GAS UTILITIES — 0.22%
Atmos Energy Corp.	121,358	10,544,797

		10,544,797

HEALTH CARE EQUIPMENT & SUPPLIES — 2.08%
Align Technology Inc.[a]	67,590	16,887,362
Edwards Lifesciences Corp.[a,c]	187,862	23,926,104
Intuitive Surgical Inc.[a]	86,095	37,948,954
ResMed Inc.	100,242	9,486,903
Varian Medical Systems Inc.[a]	78,346	9,056,014

		97,305,337

HEALTH CARE PROVIDERS & SERVICES — 0.70%
Henry Schein Inc.[a,c]	120,693	9,172,668
McKesson Corp.	150,865	23,566,622

		32,739,290

HEALTH CARE TECHNOLOGY — 0.27%
Cerner Corp.[a]	218,949	12,753,779

		12,753,779

HOTELS, RESTAURANTS & LEISURE — 2.09%
Starbucks Corp.	1,697,203	97,707,977

		97,707,977

HOUSEHOLD DURABLES — 0.30%
Leggett & Platt Inc.	97,937	3,971,345
NVR Inc.[a]	3,237	10,034,700

		14,006,045

Security	Shares	Value
HOUSEHOLD PRODUCTS — 1.78%
Kimberly-Clark Corp.	805,753	$83,427,666

		83,427,666

INDUSTRIAL CONGLOMERATES — 2.81%
3M Co.	676,323	131,470,428

		131,470,428

INSURANCE — 5.20%
Aflac Inc.	1,535,435	69,969,773
Everest Re Group Ltd.	84,421	19,642,234
Marsh & McLennan Companies Inc.	1,250,992	101,955,848
Principal Financial Group Inc.	564,825	33,448,937
Torchmark Corp.	211,729	18,365,373

		243,382,165

INTERNET & DIRECT MARKETING RETAIL — 1.78%
Booking Holdings Inc.[a]	38,320	83,460,960

		83,460,960

INTERNET SOFTWARE & SERVICES — 0.26%
MercadoLibre Inc.[c]	35,650	12,107,096

		12,107,096

IT SERVICES — 11.77%
Accenture PLC Class A	748,607	113,189,379
Automatic Data Processing Inc.	497,978	58,801,242
Broadridge Financial Solutions Inc.	94,728	10,155,789
International Business Machines Corp.	849,710	123,173,962
Jack Henry & Associates Inc.	69,405	8,292,509
Mastercard Inc. Class Ac	1,195,796	213,174,553
Paychex Inc.	396,883	24,039,203

		550,826,637

LEISURE PRODUCTS — 0.16%
Hasbro Inc.	86,423	7,613,002

		7,613,002

LIFE SCIENCES TOOLS & SERVICES — 0.56%
Mettler-Toledo International Inc.[a]	27,823	15,578,932
Waters Corp.[a]	56,831	10,707,529

		26,286,461

MACHINERY — 1.62%
Cummins Inc.	127,325	20,354,174
Illinois Tool Works Inc.	270,262	38,382,609
Middleby Corp. (The)[a,c]	43,287	5,447,236
Snap-on Inc.	45,074	6,546,999
WABCO Holdings Inc.[a]	40,840	5,267,952

		75,998,970

229

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI USA QUALITY FACTOR ETF

April 30, 2018

Security	Shares	Value
MEDIA — 0.62%
CBS Corp. Class B NVS	296,713	$14,598,280
Omnicom Group Inc.	194,559	14,331,216

		28,929,496
MULTI-UTILITIES — 0.66%
Sempra Energy	274,495	30,688,541

		30,688,541
MULTILINE RETAIL — 0.10%
Nordstrom Inc.	90,915	4,596,662

		4,596,662
OIL, GAS & CONSUMABLE FUELS — 5.29%
Chevron Corp.	718,922	89,944,331
Concho Resources Inc.[a]	63,545	9,989,909
Exxon Mobil Corp.	1,196,442	93,023,365
Marathon Petroleum Corp.	176,849	13,247,759
Phillips 66	179,380	19,966,788
Valero Energy Corp.	192,863	21,394,293

		247,566,445
PERSONAL PRODUCTS — 0.77%
Estee Lauder Companies Inc. (The) Class A	244,073	36,144,771

		36,144,771
PHARMACEUTICALS — 5.74%
Bristol-Myers Squibb Co.	1,318,255	68,720,633
Johnson & Johnson	1,581,250	200,012,313

		268,732,946
PROFESSIONAL SERVICES — 0.17%
Robert Half International Inc.	134,285	8,157,814

		8,157,814
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.57%
CBRE Group Inc. Class Aa	370,165	16,772,176
Jones Lang LaSalle Inc.	58,070	9,843,446

		26,615,622
ROAD & RAIL — 0.20%
JB Hunt Transport Services Inc.	79,481	9,333,454

		9,333,454

Security	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 7.00%
Applied Materials Inc.	990,322	$49,189,294
KLA-Tencor Corp.	148,576	15,116,122
Maxim Integrated Products Inc.	217,490	11,853,205
NVIDIA Corp.	576,396	129,631,460
Skyworks Solutions Inc.	163,883	14,218,489
Texas Instruments Inc.	1,058,594	107,373,190

		327,381,760
SOFTWARE — 1.27%
Intuit Inc.	321,045	59,325,906

		59,325,906
SPECIALTY RETAIL — 4.99%
Best Buy Co. Inc.	216,197	16,545,556
Gap Inc. (The)	190,275	5,563,641
Lowe’s Companies Inc.	740,434	61,033,975
O’Reilly Automotive Inc.[a]	103,950	26,618,477
Ross Stores Inc.	446,423	36,093,300
TJX Companies Inc. (The)	772,198	65,521,000
Tractor Supply Co.	120,308	8,180,944
Ulta Salon Cosmetics & Fragrance Inc.[a]	55,997	14,050,207

		233,607,100
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 4.93%
Apple Inc.	1,395,982	230,699,985

		230,699,985
TEXTILES, APPAREL & LUXURY GOODS — 2.74%
Lululemon Athletica Inc.[a]	81,242	8,107,952
Michael Kors Holdings Ltd.[a]	159,362	10,903,548
NIKE Inc. Class B	1,246,345	85,237,534
VF Corp.	298,844	24,167,514

		128,416,548
TOBACCO — 3.86%
Altria Group Inc.	3,221,711	180,770,204

		180,770,204
TRADING COMPANIES & DISTRIBUTORS — 0.54%
Fastenal Co.	279,935	13,993,951
WW Grainger Inc.	40,315	11,342,625

		25,336,576

TOTAL COMMON STOCKS
(Cost: $4,393,048,915)		4,672,132,915

230

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI USA QUALITY FACTOR ETF

April 30, 2018

Security	Shares	Value
SHORT-TERM INVESTMENTS — 1.21%

MONEY MARKET FUNDS — 1.21%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.93%[b,d,e]	42,135,425	$42,139,638
BlackRock Cash Funds: Treasury, SL Agency Shares
1.61%[b,d]	14,398,486	14,398,486

		56,538,124

TOTAL SHORT-TERM INVESTMENTS
(Cost: $56,536,602)		56,538,124

TOTAL INVESTMENTS IN SECURITIES — 101.04%
(Cost: $4,449,585,517)		4,728,671,039
Other Assets, Less Liabilities — (1.04)%		(48,698,629)

NET ASSETS — 100.00%		$4,679,972,410

NVS — Non-Voting Shares

[a]	Non-income producing security.
[b]	Affiliate of the Fund.
[c]	All or a portion of this security is on loan.
[d]	Annualized 7-day yield as of period end.
[e]	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended April 30, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated issuer	Shares held at 07/31/17	Shares purchased		Shares sold	Shares held at 04/30/18	Value at 04/30/18	Income		Net realized gain (loss)	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	16,209,780	25,925,645	[a]	—	42,135,425	$42,139,638	$45,399	[b]	$(4,086)	$879
BlackRock Cash Funds: Treasury, SL Agency Shares	5,470,419	8,928,067	[a]	—	14,398,486	14,398,486	76,225		—	—
BlackRock Inc.	182,468	109,812		(49,520)	242,760	126,599,340	1,620,338		5,442,322	13,487,868

						$183,137,464	$1,741,962		$5,438,236	$13,488,747

[a]	Net of purchases and sales.
[b]	Includes the Fund’s portion of securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities.

231

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI USA QUALITY FACTOR ETF

April 30, 2018

Futures Contracts

Futures contracts outstanding as of April 30, 2018 were as follows:

Description	Number of contracts	Expiration date	Notional amount (000)	Value / unrealized appreciation (depreciation)
Long Contracts:
S&P 500 E-Mini	53	Jun 2018	$7,015	$4,497

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common stocks	$4,672,132,915	$—	$—	$4,672,132,915
Money market funds	56,538,124	—	—	56,538,124

Total	$4,728,671,039	$—	$—	$4,728,671,039

Derivative financial instruments[a]
Assets
Futures contracts	$4,497	$—	$—	$4,497

Total	$4,497	$—	$—	$4,497

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

232

Schedule of Investments (Unaudited)

iSHARES® EDGE MSCI USA SIZE FACTOR ETF

April 30, 2018

Security	Shares	Value
COMMON STOCKS — 99.68%

AEROSPACE & DEFENSE — 2.72%
Arconic Inc.	5,796	$103,227
Boeing Co. (The)	1,665	555,377
General Dynamics Corp.	3,980	801,214
Harris Corp.	3,762	588,452
Huntington Ingalls Industries Inc.	1,546	376,003
L3 Technologies Inc.	3,295	645,424
Lockheed Martin Corp.	2,913	934,607
Northrop Grumman Corp.	2,829	911,051
Raytheon Co.	4,133	847,017
Rockwell Collins Inc.	5,003	663,098
Spirit AeroSystems Holdings Inc. Class A	5,382	432,551
Textron Inc.	7,684	477,484
TransDigm Group Inc.	1,573	504,256
United Technologies Corp.	5,725	687,859

		8,527,620
AIR FREIGHT & LOGISTICS — 0.99%
CH Robinson Worldwide Inc.	7,590	698,508
Expeditors International of Washington Inc.	14,451	922,841
FedEx Corp.	2,303	569,301
United Parcel Service Inc. Class B	8,140	923,890

		3,114,540
AIRLINES — 0.31%
American Airlines Group Inc.	3,682	158,069
Delta Air Lines Inc.	5,996	313,111
Southwest Airlines Co.	4,740	250,414
United Continental Holdings Inc.[a]	3,485	235,377

		956,971
AUTO COMPONENTS — 0.50%
Aptiv PLC	3,017	255,178
Autoliv Inc.	2,981	399,603
BorgWarner Inc.	4,771	233,493
Goodyear Tire & Rubber Co. (The)	8,987	225,663
Lear Corp.	2,442	456,581

		1,570,518
AUTOMOBILES — 0.35%
Ford Motor Co.	38,798	436,090
General Motors Co.	8,129	298,659
Harley-Davidson Inc.	5,478	225,310
Tesla Inc.[a,b]	478	140,484

		1,100,543
BANKS — 3.20%
Bank of America Corp.	11,315	338,545
BB&T Corp.	12,125	640,200
CIT Group Inc.	7,386	391,089

Security	Shares	Value
Citigroup Inc.	5,372	$366,747
Citizens Financial Group Inc.	9,099	377,518
Comerica Inc.	3,499	330,935
East West Bancorp. Inc.	5,316	354,152
Fifth Third Bancorp.	13,159	436,484
First Republic Bank/CA	4,768	442,804
Huntington Bancshares Inc./OH	28,483	424,682
JPMorgan Chase & Co.	5,427	590,349
KeyCorp.	17,798	354,536
M&T Bank Corp.	3,457	630,107
People’s United Financial Inc.	35,104	642,052
PNC Financial Services Group Inc. (The)[c]	4,630	674,174
Regions Financial Corp.	17,411	325,586
Signature Bank/New York NYa	2,576	327,538
SunTrust Banks Inc.	7,353	491,180
SVB Financial Group[a]	904	270,847
U.S. Bancorp.	15,095	761,543
Wells Fargo & Co.	10,473	544,177
Zions BanCorp.	6,082	332,990

		10,048,235
BEVERAGES — 1.93%
Brown-Forman Corp. Class B NVS	14,546	815,158
Coca-Cola Co. (The)	30,387	1,313,022
Constellation Brands Inc. Class A	2,884	672,347
Dr Pepper Snapple Group Inc.	10,445	1,252,982
Molson Coors Brewing Co. Class B	5,459	388,899
Monster Beverage Corp.[a]	5,341	293,755
PepsiCo Inc.	12,924	1,304,549

		6,040,712
BIOTECHNOLOGY — 0.82%
AbbVie Inc.	3,255	314,270
Alexion Pharmaceuticals Inc.[a]	1,543	181,503
Alkermes PLC[a]	2,105	93,188
Alnylam Pharmaceuticals Inc.[a]	368	34,787
Amgen Inc.	2,337	407,760
Biogen Inc.[a]	627	171,547
BioMarin Pharmaceutical Inc.[a,b]	1,984	165,684
Celgene Corp.[a]	2,256	196,498
Gilead Sciences Inc.	4,317	311,817
Incyte Corp.[a]	1,121	69,435
Regeneron Pharmaceuticals Inc.[a]	507	153,966
Seattle Genetics Inc.[a,b]	1,978	101,254
TESARO Inc.[a,b]	544	27,695
United Therapeutics Corp.[a]	1,668	183,663
Vertex Pharmaceuticals Inc.[a]	987	151,169

		2,564,236
BUILDING PRODUCTS — 1.05%
Allegion PLC	7,285	562,256
AO Smith Corp.	8,350	512,272
Fortune Brands Home & Security Inc.	8,130	444,630
Johnson Controls International PLC	13,140	445,052
Lennox International Inc.	2,996	579,337
Masco Corp.	11,167	422,894
Owens Corning	4,798	314,221

		3,280,662

233

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI USA SIZE FACTOR ETF

April 30, 2018

Security	Shares	Value
CAPITAL MARKETS — 3.84%
Affiliated Managers Group Inc.	1,524	$251,247
Ameriprise Financial Inc.	1,899	266,259
Bank of New York Mellon Corp. (The)	10,238	558,073
BlackRock Inc.[c]	1,238	645,617
Cboe Global Markets Inc.	6,308	673,568
Charles Schwab Corp. (The)	6,256	348,334
CME Group Inc.	4,021	634,031
E*TRADE Financial Corp.[a]	5,865	355,888
Eaton Vance Corp. NVS	8,272	449,914
Franklin Resources Inc.	10,487	352,783
Goldman Sachs Group Inc. (The)	1,778	423,751
Intercontinental Exchange Inc.	9,281	672,501
Invesco Ltd.	10,336	299,434
Moody’s Corp.	3,538	573,864
Morgan Stanley	6,682	344,925
MSCI Inc.	4,637	694,762
Nasdaq Inc.	9,473	836,655
Northern Trust Corp.	4,936	526,918
Raymond James Financial Inc.	4,324	388,079
S&P Global Inc.	3,761	709,324
SEI Investments Co.	7,141	451,525
State Street Corp.	4,356	434,642
T Rowe Price Group Inc.	6,862	781,033
TD Ameritrade Holding Corp.	6,155	357,544

		12,030,671
CHEMICALS — 2.76%
Air Products & Chemicals Inc.	4,399	713,914
Albemarle Corp.	1,733	168,032
Axalta Coating Systems Ltd.[a]	9,352	288,977
Celanese Corp. Series A	3,787	411,533
CF Industries Holdings Inc.	4,038	156,674
Chemours Co. (The)	3,634	175,922
DowDuPont Inc.	6,300	398,412
Eastman Chemical Co.	5,159	526,631
Ecolab Inc.	7,312	1,058,558
FMC Corp.	3,397	270,843
International Flavors & Fragrances Inc.	4,479	632,703
LyondellBasell Industries NV Class A	2,882	304,714
Monsanto Co.	5,963	747,581
Mosaic Co. (The)	9,716	261,846
PPG Industries Inc.	5,612	594,199
Praxair Inc.	5,757	878,058
Sherwin-Williams Co. (The)	1,460	536,784
WR Grace & Co.	7,589	519,391

		8,644,772
COMMERCIAL SERVICES & SUPPLIES — 1.62%
Cintas Corp.	4,586	780,996
Republic Services Inc.	21,990	1,422,313

Security	Shares	Value
Rollins Inc.	15,160	$735,563
Stericycle Inc.[a,b]	4,845	284,450
Waste Connections Inc.	9,708	701,889
Waste Management Inc.	14,253	1,158,626

		5,083,837
COMMUNICATIONS EQUIPMENT — 0.88%
Arista Networks Inc.[a]	731	193,386
Cisco Systems Inc.	13,984	619,352
CommScope Holding Co. Inc.[a]	5,245	200,464
F5 Networks Inc.[a]	3,489	569,021
Juniper Networks Inc.	12,824	315,342
Motorola Solutions Inc.	5,757	632,291
Palo Alto Networks Inc.[a]	1,141	219,654

		2,749,510
CONSTRUCTION & ENGINEERING — 0.23%
Fluor Corp.	6,523	384,531
Jacobs Engineering Group Inc.	5,784	335,992

		720,523
CONSTRUCTION MATERIALS — 0.18%
Martin Marietta Materials Inc.	1,137	221,453
Vulcan Materials Co.	3,033	338,756

		560,209
CONSUMER FINANCE — 0.65%
Ally Financial Inc.	11,224	292,946
American Express Co.	5,965	589,044
Capital One Financial Corp.	4,403	399,000
Discover Financial Services	7,056	502,740
Synchrony Financial	7,970	264,365

		2,048,095
CONTAINERS & PACKAGING — 1.11%
Avery Dennison Corp.	6,478	678,959
Ball Corp.	14,861	595,777
Crown Holdings Inc.[a]	10,722	534,384
International Paper Co.	9,260	477,446
Packaging Corp. of America	3,414	394,966
Sealed Air Corp.	10,630	466,126
WestRock Co.	5,468	323,487

		3,471,145
DISTRIBUTORS — 0.29%
Genuine Parts Co.	6,212	548,644
LKQ Corp.[a]	11,536	357,847

		906,491
DIVERSIFIED CONSUMER SERVICES — 0.08%
H&R Block Inc.	9,111	251,919

		251,919

234

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI USA SIZE FACTOR ETF

April 30, 2018

Security	Shares	Value
DIVERSIFIED FINANCIAL SERVICES — 0.62%
Berkshire Hathaway Inc. Class Ba	6,490	$1,257,308
Leucadia National Corp.	14,583	350,575
Voya Financial Inc.	6,694	350,431

		1,958,314
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.69%
AT&T Inc.	25,212	824,432
CenturyLink Inc.	18,144	337,116
Verizon Communications Inc.	17,177	847,685
Zayo Group Holdings Inc.[a]	4,393	159,466

		2,168,699
ELECTRIC UTILITIES — 4.04%
Alliant Energy Corp.	18,493	794,274
American Electric Power Co. Inc.	12,316	861,874
Duke Energy Corp.	11,050	885,768
Edison International	11,614	760,949
Entergy Corp.	9,197	750,383
Eversource Energy	14,316	862,539
Exelon Corp.	14,045	557,306
FirstEnergy Corp.	16,268	559,619
NextEra Energy Inc.	6,629	1,086,559
OGE Energy Corp.	19,730	648,525
PG&E Corp.	13,127	605,155
Pinnacle West Capital Corp.	10,467	842,594
PPL Corp.	22,857	665,139
Southern Co. (The)	21,530	992,964
Westar Energy Inc.	14,330	776,399
Xcel Energy Inc.	21,707	1,016,756

		12,666,803
ELECTRICAL EQUIPMENT — 0.81%
Acuity Brands Inc.	1,573	188,398
AMETEK Inc.	8,961	625,478
Eaton Corp. PLC	5,475	410,789
Emerson Electric Co.	7,526	499,802
Rockwell Automation Inc.	2,583	424,981
Sensata Technologies Holding PLC[a,b]	7,999	405,709

		2,555,157
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.45%
Amphenol Corp. Class A	9,374	784,698
Arrow Electronics Inc.[a]	5,468	408,678
Avnet Inc.	13,146	515,718
CDW Corp./DE	6,158	439,004
Cognex Corp.	3,058	141,432
Corning Inc.	16,103	435,103
Flex Ltd.[a]	24,744	321,672
FLIR Systems Inc.	8,658	463,636
IPG Photonics Corp.[a]	1,110	236,463

Security	Shares	Value
TE Connectivity Ltd.	6,370	$584,447
Trimble Inc.[a]	6,173	213,586

		4,544,437
ENERGY EQUIPMENT & SERVICES — 0.57%
Baker Hughes a GE Co.	8,009	289,205
Halliburton Co.	6,391	338,659
Helmerich & Payne Inc.	2,387	166,016
National Oilwell Varco Inc.	6,171	238,632
Schlumberger Ltd.	7,214	494,592
TechnipFMC PLC	7,829	258,044

		1,785,148
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 6.43%
Alexandria Real Estate Equities Inc.	5,371	669,066
American Tower Corp.	4,935	672,937
AvalonBay Communities Inc.	4,711	767,893
Boston Properties Inc.	6,112	742,058
Brixmor Property Group Inc.	26,964	401,494
Camden Property Trust	7,843	669,792
Colony NorthStar Inc. Class Ab	22,288	136,180
Crown Castle International Corp.	6,921	698,121
Digital Realty Trust Inc.	4,797	506,995
Duke Realty Corp.	22,611	612,758
Equinix Inc.	1,391	585,319
Equity Residential[b]	12,310	759,650
Essex Property Trust Inc.	3,082	738,725
Extra Space Storage Inc.	5,175	463,628
Federal Realty Investment Trust	6,414	743,062
GGP Inc.	17,481	349,445
HCP Inc.	11,332	264,716
Host Hotels & Resorts Inc.	19,602	383,415
Invitation Homes Inc.[b]	19,315	446,949
Iron Mountain Inc.	10,568	358,678
Kimco Realty Corp.	27,110	393,366
Liberty Property Trust	14,717	615,465
Macerich Co. (The)	6,838	394,006
Mid-America Apartment Communities Inc.	5,598	511,993
National Retail Properties Inc.[b]	12,907	490,982
Prologis Inc.	10,010	649,749
Public Storage	2,927	590,610
Realty Income Corp.[b]	9,330	471,258
Regency Centers Corp.	10,470	616,160
SBA Communications Corp.[a]	2,739	438,870
Simon Property Group Inc.	4,227	660,849
SL Green Realty Corp.	5,211	509,323
UDR Inc.	19,883	718,770
Ventas Inc.	7,122	366,213
VEREIT Inc.	54,243	368,852
Vornado Realty Trust	8,580	583,697
Welltower Inc.	6,747	360,560
Weyerhaeuser Co.	11,940	439,153

		20,150,757
FOOD & STAPLES RETAILING — 0.98%
Costco Wholesale Corp.	4,360	859,618
Kroger Co. (The)	12,974	326,815

235

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI USA SIZE FACTOR ETF

April 30, 2018

Security	Shares	Value
Sysco Corp.	13,245	$828,342
Walgreens Boots Alliance Inc.	7,276	483,490
Walmart Inc.	6,580	582,067

		3,080,332
FOOD PRODUCTS — 2.39%
Archer-Daniels-Midland Co.	10,171	461,560
Bunge Ltd.	4,476	323,301
Campbell Soup Co.	11,263	459,305
Conagra Brands Inc.	16,774	621,812
General Mills Inc.	17,027	744,761
Hershey Co. (The)	5,907	543,090
Hormel Foods Corp.	17,157	621,941
Ingredion Inc.	4,411	534,128
JM Smucker Co. (The)	4,696	535,720
Kellogg Co.	13,886	817,885
Kraft Heinz Co. (The)	2,871	161,867
McCormick & Co. Inc./MD NVS	7,886	831,263
Mondelez International Inc. Class A	13,077	516,542
Tyson Foods Inc. Class A	4,805	336,831

		7,510,006
GAS UTILITIES — 0.55%
Atmos Energy Corp.	10,792	937,717
UGI Corp.	16,118	779,950

		1,717,667
HEALTH CARE EQUIPMENT & SUPPLIES — 3.75%
Abbott Laboratories	11,232	652,916
Align Technology Inc.[a]	1,088	271,837
Baxter International Inc.	12,247	851,167
Becton Dickinson and Co.	5,075	1,176,740
Boston Scientific Corp.[a]	20,051	575,865
Cooper Companies Inc. (The)	2,125	486,009
Danaher Corp.	11,488	1,152,476
DENTSPLY SIRONA Inc.	7,582	381,678
Edwards Lifesciences Corp.[a]	2,790	355,334
Hologic Inc.[a]	12,843	498,180
IDEXX Laboratories Inc.[a]	1,885	366,614
Intuitive Surgical Inc.[a]	1,790	788,996
Medtronic PLC	10,345	828,945
ResMed Inc.	5,321	503,579
Stryker Corp.	5,837	988,905
Teleflex Inc.	2,135	571,924
Varian Medical Systems Inc.[a]	7,175	829,358
Zimmer Biomet Holdings Inc.	4,113	473,694

		11,754,217
HEALTH CARE PROVIDERS & SERVICES — 3.12%
Aetna Inc.	2,722	487,374
AmerisourceBergen Corp.	5,064	458,697
Anthem Inc.	2,296	541,833
Cardinal Health Inc.	8,570	549,937

Security	Shares	Value
Centene Corp.[a]	2,516	$273,187
Cigna Corp.	2,314	397,591
CVS Health Corp.	8,501	593,625
DaVita Inc.[a]	9,311	584,638
Envision Healthcare Corp.[a]	4,260	158,344
Express Scripts Holding Co.[a]	8,576	649,203
HCA Healthcare Inc.	6,558	627,863
Henry Schein Inc.[a,b]	9,021	685,596
Humana Inc.	1,372	403,615
Laboratory Corp. of America Holdings[a]	4,770	814,478
McKesson Corp.	2,213	345,693
Quest Diagnostics Inc.	8,076	817,291
UnitedHealth Group Inc.	3,445	814,398
Universal Health Services Inc. Class B	4,968	567,346

		9,770,709
HEALTH CARE TECHNOLOGY — 0.18%
Cerner Corp.[a]	5,988	348,801
Veeva Systems Inc. Class Aa	2,941	206,252

		555,053
HOTELS, RESTAURANTS & LEISURE — 2.65%
Aramark	21,494	803,661
Carnival Corp.	8,371	527,875
Chipotle Mexican Grill Inc.[a,b]	809	342,474
Darden Restaurants Inc.	7,188	667,478
Domino’s Pizza Inc.	1,782	430,763
Hilton Worldwide Holdings Inc.	6,906	544,469
Las Vegas Sands Corp.	3,866	283,494
Marriott International Inc./MD Class A	3,919	535,649
McDonald’s Corp.	5,857	980,696
MGM Resorts International	7,449	234,047
Norwegian Cruise Line Holdings Ltd.[a]	4,388	234,626
Royal Caribbean Cruises Ltd.	2,186	236,503
Starbucks Corp.	10,573	608,688
Vail Resorts Inc.	2,704	620,054
Wyndham Worldwide Corp.	4,159	474,999
Wynn Resorts Ltd.	835	155,469
Yum! Brands Inc.	7,140	621,894

		8,302,839
HOUSEHOLD DURABLES — 1.42%
DR Horton Inc.	7,507	331,359
Garmin Ltd.	6,002	352,137
Leggett & Platt Inc.	15,887	644,218
Lennar Corp. Class A	11,057	584,805
Mohawk Industries Inc.[a]	2,524	529,737
Newell Brands Inc.	11,528	318,519
NVR Inc.[a]	225	697,500
PulteGroup Inc.	11,400	346,104
Toll Brothers Inc.	8,590	362,154
Whirlpool Corp.	1,892	293,165

		4,459,698

236

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI USA SIZE FACTOR ETF

April 30, 2018

Security	Shares	Value
HOUSEHOLD PRODUCTS — 1.68%
Church & Dwight Co. Inc.	21,765	$1,005,543
Clorox Co. (The)	8,656	1,014,483
Colgate-Palmolive Co.	15,418	1,005,716
Kimberly-Clark Corp.	8,665	897,174
Procter & Gamble Co. (The)	14,174	1,025,347
Spectrum Brands Holdings Inc.	4,597	331,444

		5,279,707
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.35%
AES Corp./VA	35,100	429,624
Vistra Energy Corp.[a,b]	29,872	682,575

		1,112,199
INDUSTRIAL CONGLOMERATES — 0.89%
3M Co.	4,372	849,873
General Electric Co.	26,054	366,580
Honeywell International Inc.	5,530	800,080
Roper Technologies Inc.	2,937	775,926

		2,792,459
INSURANCE — 8.68%
Aflac Inc.	24,896	1,134,511
Alleghany Corp.	1,222	702,247
Allstate Corp. (The)	10,549	1,031,903
American Financial Group Inc./OH	9,961	1,127,784
American International Group Inc.	10,245	573,720
Aon PLC	7,474	1,064,821
Arch Capital Group Ltd.[a]	11,367	910,838
Arthur J Gallagher & Co.	15,214	1,064,828
Assurant Inc.	4,994	463,543
Athene Holding Ltd. Class A NVS[a]	6,928	339,472
Axis Capital Holdings Ltd.	18,212	1,069,044
Brighthouse Financial Inc.[a]	6,144	311,992
Chubb Ltd.	8,061	1,093,636
Cincinnati Financial Corp.	12,106	851,536
Everest Re Group Ltd.	4,056	943,709
FNF Group	15,442	568,729
Hartford Financial Services Group Inc. (The)	12,667	681,991
Lincoln National Corp.	3,484	246,110
Loews Corp.	20,575	1,079,364
Markel Corp.[a]	959	1,083,708
Marsh & McLennan Companies Inc.	14,342	1,168,873
MetLife Inc.	6,822	325,205
Principal Financial Group Inc.	6,828	404,354
Progressive Corp. (The)	18,837	1,135,683
Prudential Financial Inc.	3,949	419,858
Reinsurance Group of America Inc.	6,198	925,981
RenaissanceRe Holdings Ltd.	9,018	1,226,809
Torchmark Corp.	11,994	1,040,360
Travelers Companies Inc. (The)	7,992	1,051,747
Unum Group	7,677	371,413

Security	Shares	Value
Willis Towers Watson PLC	4,552	$676,018
WR Berkley Corp.	16,400	1,222,784
XL Group Ltd.	16,378	910,453

		27,223,024
INTERNET & DIRECT MARKETING RETAIL — 0.59%
Amazon.com Inc.[a]	265	415,025
Booking Holdings Inc.[a,b]	174	378,972
Expedia Group Inc.	1,977	227,632
Netflix Inc.[a]	529	165,291
Qurate Retail Group, Inc. QVC Group Class Aa	21,762	509,448
TripAdvisor Inc.[a]	4,491	168,053

		1,864,421
INTERNET SOFTWARE & SERVICES — 1.07%
Akamai Technologies Inc.[a,b]	3,885	278,360
Alphabet Inc. Class Aa	369	375,856
Alphabet Inc. Class C NVS[a]	359	365,222
eBay Inc.[a]	10,241	387,929
Facebook Inc. Class Aa	2,727	469,044
IAC/InterActiveCorp.[a]	2,296	372,274
MercadoLibre Inc.	646	219,388
Twitter Inc.[a]	4,101	124,301
VeriSign Inc.[a,b]	4,569	536,492
Zillow Group Inc. Class C NVS[a,b]	4,888	237,019

		3,365,885
IT SERVICES — 4.60%
Accenture PLC Class A	4,552	688,262
Alliance Data Systems Corp.	1,289	261,731
Automatic Data Processing Inc.	5,988	707,063
Broadridge Financial Solutions Inc.	8,374	897,777
Cognizant Technology Solutions Corp. Class A	6,096	498,775
DXC Technology Co.	2,118	218,281
Fidelity National Information Services Inc.	8,600	816,742
First Data Corp. Class Aa	12,062	218,322
Fiserv Inc.[a]	15,117	1,071,191
FleetCor Technologies Inc.[a]	1,797	372,482
Gartner Inc.[a,b]	4,846	587,771
Global Payments Inc.	4,490	507,594
International Business Machines Corp.	4,135	599,410
Jack Henry & Associates Inc.	9,452	1,129,325
Leidos Holdings Inc.	5,677	364,634
Mastercard Inc. Class A	5,849	1,042,701
Paychex Inc.	11,317	685,471
PayPal Holdings Inc.[a]	2,644	197,269
Sabre Corp.	18,597	383,842
Square Inc. Class Aa,b	4,429	209,669
Total System Services Inc.	7,200	605,232
Visa Inc. Class A	9,269	1,176,051
Western Union Co. (The)	26,438	522,150
Worldpay Inc. Class Aa	8,109	658,613

		14,420,358

237

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI USA SIZE FACTOR ETF

April 30, 2018

Security	Shares	Value
LEISURE PRODUCTS — 0.22%
Hasbro Inc.	3,971	$349,806
Mattel Inc.[b]	8,904	131,779
Polaris Industries Inc.	1,906	199,787

		681,372
LIFE SCIENCES TOOLS & SERVICES — 1.09%
Agilent Technologies Inc.	8,804	578,775
Illumina Inc.[a]	802	193,226
IQVIA Holdings Inc.[a]	5,145	492,685
Mettler-Toledo International Inc.[a]	1,099	615,363
Thermo Fisher Scientific Inc.	4,251	894,198
Waters Corp.[a]	3,491	657,739

		3,431,986
MACHINERY — 2.83%
AGCO Corp.	5,174	324,306
Caterpillar Inc.	2,730	394,103
Cummins Inc.	2,867	458,319
Deere & Co.	3,116	421,688
Dover Corp.	4,571	423,732
Flowserve Corp.	6,621	294,038
Fortive Corp.	3,184	223,867
IDEX Corp.	6,031	806,103
Illinois Tool Works Inc.	4,737	672,749
Ingersoll-Rand PLC	6,138	514,917
Middleby Corp. (The)[a,b]	3,010	378,778
PACCAR Inc.	6,719	427,799
Parker-Hannifin Corp.	2,735	450,236
Pentair PLC	5,449	366,609
Snap-on Inc.	3,700	537,425
Stanley Black & Decker Inc.	5,154	729,755
WABCO Holdings Inc.[a]	2,519	324,926
Wabtec Corp./DE	4,515	400,977
Xylem Inc./NY	10,162	740,810

		8,891,137
MEDIA — 3.25%
CBS Corp. Class B NVS	8,664	426,269
Charter Communications Inc. Class Aa	1,362	369,497
Comcast Corp. Class A	18,529	581,625
Discovery Inc. Class Aa,b	15,727	371,944
Discovery Inc. Class C NVS[a]	22,000	488,840
DISH Network Corp. Class Aa	6,919	232,132
Interpublic Group of Companies Inc. (The)	28,017	660,921
Liberty Broadband Corp. Class C NVS[a]	5,224	370,329
Liberty Global PLC Series Aa	8,682	261,675
Liberty Global PLC Series C NVS[a]	9,897	288,003
Liberty Media Corp.-Liberty Formula One Class C NVS[a,b]	5,414	159,821
Liberty Media Corp.-Liberty SiriusXM Class Aa	12,689	530,020
Liberty Media Corp.-Liberty SiriusXM Class C NVS[a]	12,364	515,084
Live Nation Entertainment Inc.[a]	10,570	417,198

Security	Shares	Value
News Corp. Class A NVS	23,272	$371,887
Omnicom Group Inc.	13,238	975,111
Sirius XM Holdings Inc.[b]	126,144	798,492
Time Warner Inc.	6,085	576,858
Twenty-First Century Fox Inc. Class A NVS	12,756	466,359
Twenty-First Century Fox Inc. Class B	13,902	501,445
Viacom Inc. Class B NVS	6,150	185,484
Walt Disney Co. (The)	6,408	642,915

		10,191,909
METALS & MINING — 0.26%
Freeport-McMoRan Inc.	3,702	56,308
Newmont Mining Corp.	3,961	155,628
Nucor Corp.	5,236	322,642
Steel Dynamics Inc.	6,094	273,072

		807,650
MORTGAGE REAL ESTATE INVESTMENT — 0.63%
AGNC Investment Corp.	56,710	1,072,953
Annaly Capital Management Inc.	86,389	895,854

		1,968,807
MULTI-UTILITIES — 2.58%
Ameren Corp.	13,525	792,836
CenterPoint Energy Inc.	27,094	686,291
CMS Energy Corp.	17,750	837,623
Consolidated Edison Inc.	10,696	857,071
Dominion Energy Inc.	11,677	777,221
DTE Energy Co.	8,988	947,335
NiSource Inc.	18,465	450,361
Public Service Enterprise Group Inc.	13,876	723,633
SCANA Corp.	11,608	426,826
Sempra Energy	6,730	752,414
WEC Energy Group Inc.	13,005	835,961

		8,087,572
MULTILINE RETAIL — 0.66%
Dollar General Corp.	4,080	393,842
Dollar Tree Inc.[a]	3,477	333,410
Kohl’s Corp.	4,105	255,003
Macy’s Inc.	8,374	260,180
Nordstrom Inc.	4,851	245,267
Target Corp.	7,962	578,041

		2,065,743
OIL, GAS & CONSUMABLE FUELS — 2.58%
Anadarko Petroleum Corp.	3,131	210,779
Andeavor	2,511	347,322
Antero Resources Corp.[a]	9,364	177,916
Apache Corp.	3,711	151,965
Cabot Oil & Gas Corp.	7,593	181,549
Cheniere Energy Inc.[a]	3,435	199,780
Chevron Corp.	4,236	529,966
Cimarex Energy Co.	2,191	220,393

238

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI USA SIZE FACTOR ETF

April 30, 2018

Security	Shares	Value
Concho Resources Inc.[a,b]	1,483	$233,142
ConocoPhillips	4,164	272,742
Continental Resources Inc./OKa,b	2,078	137,273
Devon Energy Corp.	3,409	123,849
Diamondback Energy Inc.[a]	1,825	234,421
EOG Resources Inc.	3,018	356,637
EQT Corp.	4,944	248,139
Exxon Mobil Corp.	9,610	747,177
Hess Corp.	3,720	212,003
HollyFrontier Corp.	4,057	246,219
Kinder Morgan Inc./DE	11,608	183,639
Marathon Oil Corp.	5,754	105,010
Marathon Petroleum Corp.	2,993	224,206
Newfield Exploration Co.[a]	4,539	135,262
Noble Energy Inc.	6,439	217,831
Occidental Petroleum Corp.	6,979	539,198
ONEOK Inc.	2,560	154,163
Parsley Energy Inc. Class Aa,b	4,169	125,195
Phillips 66	4,325	481,416
Pioneer Natural Resources Co.	1,602	322,883
Plains GP Holdings LP Class A	4,393	106,398
Range Resources Corp.	5,390	74,652
Targa Resources Corp.	1,835	86,190
Valero Energy Corp.	3,856	427,746
Williams Companies Inc. (The)	3,480	89,540

		8,104,601
PERSONAL PRODUCTS — 0.28%
Coty Inc. Class A	10,626	184,361
Estee Lauder Companies Inc. (The) Class A	4,781	708,018

		892,379
PHARMACEUTICALS — 1.68%
Allergan PLC	1,669	256,442
Bristol-Myers Squibb Co.	6,232	324,874
Eli Lilly & Co.	6,208	503,283
Jazz Pharmaceuticals PLC[a]	1,632	248,129
Johnson & Johnson	9,673	1,223,538
Merck & Co. Inc.	12,845	756,185
Mylan NVa	4,180	162,017
Perrigo Co. PLC	2,343	183,082
Pfizer Inc.	22,602	827,459
Zoetis Inc.	9,478	791,223

		5,276,232
PROFESSIONAL SERVICES — 1.13%
CoStar Group Inc.[a]	1,195	438,159
Equifax Inc.	3,218	360,577
IHS Markit Ltd.[a]	10,800	530,604
ManpowerGroup Inc.	2,890	276,631
Nielsen Holdings PLC	13,756	432,626
Robert Half International Inc.	6,392	388,314
TransUnion[a]	4,200	272,622
Verisk Analytics Inc.[a]	7,870	837,761

		3,537,294

Security	Shares	Value
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.21%
CBRE Group Inc. Class Aa	8,449	$382,824
Jones Lang LaSalle Inc.	1,667	282,573

		665,397
ROAD & RAIL — 1.07%
AMERCO	1,181	398,611
CSX Corp.	6,227	369,822
JB Hunt Transport Services Inc.	5,159	605,821
Kansas City Southern	3,289	350,706
Knight-Swift Transportation Holdings Inc.	6,611	257,895
Norfolk Southern Corp.	2,966	425,532
Old Dominion Freight Line Inc.	3,260	436,384
Union Pacific Corp.	3,942	526,769

		3,371,540
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.50%
Advanced Micro Devices Inc.[a,b]	4,483	48,775
Analog Devices Inc.	4,404	384,689
Applied Materials Inc.	5,090	252,820
Broadcom Inc.	826	189,501
Intel Corp.	9,959	514,084
KLA-Tencor Corp.	3,336	339,405
Lam Research Corp.	1,485	274,814
Marvell Technology Group Ltd.	9,725	195,084
Maxim Integrated Products Inc.	7,455	406,298
Microchip Technology Inc.	4,873	407,675
Micron Technology Inc.[a]	2,581	118,674
NVIDIA Corp.	642	144,386
Qorvo Inc.[a]	1,397	94,158
QUALCOMM Inc.	4,432	226,076
Skyworks Solutions Inc.	1,677	145,497
Texas Instruments Inc.	5,529	560,806
Xilinx Inc.	6,438	413,577

		4,716,319
SOFTWARE — 3.29%
Activision Blizzard Inc.	4,802	318,613
Adobe Systems Inc.[a]	2,739	606,962
ANSYS Inc.[a]	4,241	685,600
Autodesk Inc.[a]	1,833	230,775
CA Inc.	18,354	638,719
Cadence Design Systems Inc.[a]	12,904	516,934
CDK Global Inc.	8,195	534,642
Citrix Systems Inc.[a]	5,094	524,224
Dell Technologies Inc. Class Va	2,488	178,564
Electronic Arts Inc.[a]	2,803	330,698
Fortinet Inc.[a]	5,497	304,314
Intuit Inc.	3,493	645,472
Microsoft Corp.	5,604	524,086
Oracle Corp.	10,475	478,393
Red Hat Inc.[a]	2,831	461,623

239

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI USA SIZE FACTOR ETF

April 30, 2018

Security	Shares	Value
salesforce.com Inc.[a]	3,490	$422,255
ServiceNow Inc.[a,b]	1,660	275,792
Splunk Inc.[a]	1,688	173,273
SS&C Technologies Holdings Inc.	10,848	538,603
Symantec Corp.	12,905	358,630
Synopsys Inc.[a]	8,641	738,892
Take-Two Interactive Software Inc.[a]	3,103	309,400
VMware Inc. Class Aa,b	2,440	325,154
Workday Inc. Class Aa,b	1,602	199,994

		10,321,612
SPECIALTY RETAIL — 2.16%
Advance Auto Parts Inc.	2,895	331,333
AutoNation Inc.[a,b]	5,915	273,214
AutoZone Inc.[a]	1,006	628,267
Best Buy Co. Inc.	3,479	266,248
CarMax Inc.[a]	4,245	265,313
Gap Inc. (The)	6,388	186,785
Home Depot Inc. (The)	5,118	945,806
L Brands Inc.	5,484	191,447
Lowe’s Companies Inc.	7,859	647,817
O’Reilly Automotive Inc.[a]	1,766	452,220
Ross Stores Inc.	6,952	562,069
Tiffany & Co.	3,474	357,231
TJX Companies Inc. (The)	10,887	923,762
Tractor Supply Co.	5,146	349,928
Ulta Salon Cosmetics & Fragrance Inc.[a]	1,518	380,881

		6,762,321
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.60%
Apple Inc.	2,353	388,857
Hewlett Packard Enterprise Co.	14,212	242,315
HP Inc.	12,699	272,901
NetApp Inc.	4,476	298,012
Seagate Technology PLC	3,061	177,201
Western Digital Corp.	1,747	137,646
Xerox Corp.	12,000	377,400

		1,894,332
TEXTILES, APPAREL & LUXURY GOODS — 1.00%
Hanesbrands Inc.	13,278	245,245
Lululemon Athletica Inc.[a]	2,365	236,027
Michael Kors Holdings Ltd.[a]	2,487	170,160
NIKE Inc. Class B	7,889	539,529
PVH Corp.	2,205	352,072
Ralph Lauren Corp.	2,148	235,958
Tapestry Inc.	7,542	405,533
Under Armour Inc. Class Aa,b	9,493	168,596
Under Armour Inc. Class C NVS[a,b]	17,325	265,939
VF Corp.	6,446	521,288

		3,140,347

Security	Shares	Value
THRIFTS & MORTGAGE FINANCE — 0.16%
New York Community Bancorp. Inc.	42,891	$509,545

		509,545
TOBACCO — 0.44%
Altria Group Inc.	12,806	718,545
Philip Morris International Inc.	7,921	649,522

		1,368,067
TRADING COMPANIES & DISTRIBUTORS — 0.48%
Fastenal Co.	9,953	497,551
HD Supply Holdings Inc.[a]	6,317	244,531
United Rentals Inc.[a]	807	121,050
WW Grainger Inc.	2,235	628,817

		1,491,949
TRANSPORTATION INFRASTRUCTURE — 0.09%
Macquarie Infrastructure Corp.	7,291	276,329

		276,329
WATER UTILITIES — 0.31%
American Water Works Co. Inc.	11,222	971,601

		971,601
WIRELESS TELECOMMUNICATION SERVICES — 0.16%
Sprint Corp.[a,b]	15,490	86,899
T-Mobile U.S. Inc.[a]	6,743	408,019

		494,918

TOTAL COMMON STOCKS
(Cost: $311,539,156)		312,630,057

SHORT-TERM INVESTMENTS — 3.10%

MONEY MARKET FUNDS — 3.10%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.93%[c,d,e]	8,950,548	8,951,443

240

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI USA SIZE FACTOR ETF

April 30, 2018

Security	Shares	Value
BlackRock Cash Funds: Treasury, SL Agency Shares
1.61%[c,d]	764,198	$764,198

		9,715,641

TOTAL SHORT-TERM INVESTMENTS
(Cost: $9,714,885)		9,715,641

TOTAL INVESTMENTS IN SECURITIES — 102.78%
(Cost: $321,254,041)		322,345,698
Other Assets, Less Liabilities — (2.78)%		(8,731,346)

NET ASSETS — 100.00%		$313,614,352

NVS — Non-Voting Shares

[a]	Non-income producing security.
[b]	All or a portion of this security is on loan.
[c]	Affiliate of the Fund.
[d]	Annualized 7-day yield as of period end.
[e]	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended April 30, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated issuer	Shares held at 07/31/17	Shares purchased		Shares sold	Shares held at 04/30/18	Value at 04/30/18	Income		Net realized gain (loss)	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	4,728,391	4,222,157	[a]	—	8,950,548	$8,951,443	$30,156	[b]	$(1,063)	$(274)
BlackRock Cash Funds: Treasury, SL Agency Shares	203,520	560,678	[a]	—	764,198	764,198	4,264		—	—
BlackRock Inc.	796	862		(420)	1,238	645,617	7,308		35,485	37,871
PNC Financial Services Group Inc. (The)	3,023	3,273		(1,666)	4,630	674,174	8,828		44,294	2,343

						$11,035,432	$50,556		$78,716	$39,940

[a]	Net of purchases and sales.
[b]	Includes the Fund’s portion of securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities.

241

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI USA SIZE FACTOR ETF

April 30, 2018

Futures Contracts

Futures contracts outstanding as of April 30, 2018 were as follows:

Description	Number of contracts	Expiration date	Notional amount (000)	Value / unrealized appreciation (depreciation)
Long Contracts
DJ U.S. Real Estate	7	Jun 2018	$210	$340
S&P 500 E-Mini	4	Jun 2018	529	(26,818)
S&P MidCap 400 E-Mini	1	Jun 2018	187	1,818

Total				$(24,660)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common stocks	$312,630,057	$—	$—	$312,630,057
Money market funds	9,715,641	—	—	9,715,641

Total	$322,345,698	$—	$—	$322,345,698

Derivative financial instruments[a]
Assets
Futures contracts	$2,158	$—	$—	$2,158
Liabilities
Futures contracts	(26,818)	—	—	(26,818)

Total	$(24,660)	$—	$—	$(24,660)

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

242

Schedule of Investments (Unaudited)

iSHARES® EDGE MSCI USA VALUE FACTOR ETF

April 30, 2018

Security	Shares	Value
COMMON STOCKS — 99.83%

AEROSPACE & DEFENSE — 0.13%
Spirit AeroSystems Holdings Inc. Class A	54,602	$4,388,363

		4,388,363
AIR FREIGHT & LOGISTICS — 1.23%
FedEx Corp.	166,223	41,090,326

		41,090,326
AIRLINES — 2.88%
American Airlines Group Inc.	421,077	18,076,836
Delta Air Lines Inc.	695,796	36,334,467
Southwest Airlines Co.	418,734	22,121,717
United Continental Holdings Inc.[a]	291,806	19,708,577

		96,241,597
AUTO COMPONENTS — 1.03%
BorgWarner Inc.	161,443	7,901,020
Goodyear Tire & Rubber Co. (The)	381,616	9,582,378
Lear Corp.	90,783	16,973,698

		34,457,096
AUTOMOBILES — 5.23%
Ford Motor Co.	6,356,113	71,442,710
General Motors Co.	2,809,293	103,213,425

		174,656,135
BANKS — 8.61%
Bank of America Corp.	3,302,413	98,808,197
CIT Group Inc.	52,799	2,795,707
Citigroup Inc.	1,145,967	78,235,167
Citizens Financial Group Inc.	171,618	7,120,431
JPMorgan Chase & Co.	795,391	86,522,633
Regions Financial Corp.	347,731	6,502,570
SunTrust Banks Inc.	118,609	7,923,081

		287,907,786
BIOTECHNOLOGY — 2.64%
Gilead Sciences Inc.	1,173,058	84,729,980
United Therapeutics Corp.[a]	31,966	3,519,776

		88,249,756
BUILDING PRODUCTS — 0.12%
Owens Corning	61,979	4,059,005

		4,059,005
CAPITAL MARKETS — 1.39%
Goldman Sachs Group Inc. (The)	110,278	26,282,556
Morgan Stanley	388,124	20,034,961

		46,317,517

Security	Shares	Value
CHEMICALS — 1.48%
Celanese Corp. Series A	52,708	$5,727,778
Eastman Chemical Co.	88,549	9,039,082
LyondellBasell Industries NV Class A	253,912	26,846,116
Mosaic Co. (The)[b]	287,706	7,753,677

		49,366,653
COMMUNICATIONS EQUIPMENT — 3.73%
Cisco Systems Inc.	2,688,540	119,075,437
Juniper Networks Inc.	221,944	5,457,603

		124,533,040
CONSTRUCTION & ENGINEERING — 0.97%
Fluor Corp.	221,292	13,045,163
Jacobs Engineering Group Inc.	334,935	19,456,374

		32,501,537
CONSUMER FINANCE — 0.78%
Ally Financial Inc.	238,583	6,227,016
Capital One Financial Corp.	217,466	19,706,769

		25,933,785
CONTAINERS & PACKAGING — 0.52%
International Paper Co.	150,739	7,772,103
WestRock Co.	165,310	9,779,739

		17,551,842
DIVERSIFIED FINANCIAL SERVICES — 0.24%
Leucadia National Corp.	68,329	1,642,629
Voya Financial Inc.	119,226	6,241,481

		7,884,110
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.82%
AT&T Inc.	1,647,351	53,868,378
CenturyLink Inc.	370,250	6,879,245

		60,747,623
ELECTRIC UTILITIES — 2.20%
Entergy Corp.	140,881	11,494,481
Exelon Corp.	1,094,725	43,438,688
FirstEnergy Corp.	330,527	11,370,129
PG&E Corp.	153,382	7,070,910

		73,374,208
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.74%
Arrow Electronics Inc.[a]	53,606	4,006,513
Avnet Inc.	63,479	2,490,281

243

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI USA VALUE FACTOR ETF

April 30, 2018

Security	Shares	Value
Corning Inc.	534,668	$14,446,729
Flex Ltd.[a,b]	303,864	3,950,232

		24,893,755
ENERGY EQUIPMENT & SERVICES — 0.65%
Baker Hughes a GE Co.	190,128	6,865,522
National Oilwell Varco Inc.	165,162	6,386,814
TechnipFMC PLC	253,986	8,371,379

		21,623,715
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 2.70%
Colony NorthStar Inc. Class Ab	794,602	4,855,018
HCP Inc.	512,333	11,968,099
Host Hotels & Resorts Inc.[b]	2,665,070	52,128,769
National Retail Properties Inc.[b]	138,347	5,262,720
VEREIT Inc.	2,375,609	16,154,141

		90,368,747
FOOD & STAPLES RETAILING — 3.97%
Kroger Co. (The)	702,910	17,706,303
Walgreens Boots Alliance Inc.	290,379	19,295,685
Walmart Inc.	1,082,151	95,727,077

		132,729,065
FOOD PRODUCTS — 1.96%
Archer-Daniels-Midland Co.	540,176	24,513,187
Bunge Ltd.	170,834	12,339,340
Ingredion Inc.	31,851	3,856,837
JM Smucker Co. (The)	70,315	8,021,535
Tyson Foods Inc. Class A	237,799	16,669,710

		65,400,609
HEALTH CARE PROVIDERS & SERVICES — 7.43%
Aetna Inc.	186,774	33,441,885
AmerisourceBergen Corp.	119,773	10,849,038
Anthem Inc.	158,785	37,471,672
Cardinal Health Inc.	170,900	10,966,653
Centene Corp.[a]	133,185	14,461,227
Cigna Corp.	141,311	24,280,056
CVS Health Corp.	700,690	48,929,183
DaVita Inc.[a,b]	41,763	2,622,299
Envision Healthcare Corp.[a,b]	76,359	2,838,264
Express Scripts Holding Co.[a]	470,691	35,631,309
McKesson Corp.	134,423	20,998,217
Universal Health Services Inc. Class B	52,627	6,010,003

		248,499,806
HOTELS, RESTAURANTS & LEISURE — 0.67%
Carnival Corp.	353,682	22,303,187

		22,303,187

Security	Shares	Value
HOUSEHOLD DURABLES — 0.33%
Whirlpool Corp.	71,849	$11,133,002

		11,133,002
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.20%
AES Corp./VA	550,121	6,733,481

		6,733,481
INSURANCE — 3.15%
Aflac Inc.	185,334	8,445,670
American International Group Inc.	411,725	23,056,600
Athene Holding Ltd. Class A NVS[a]	25,637	1,256,213
Axis Capital Holdings Ltd.	26,121	1,533,303
Brighthouse Financial Inc.[a,b]	51,342	2,607,147
Everest Re Group Ltd.	11,064	2,574,261
Hartford Financial Services Group Inc. (The)	117,738	6,339,014
Lincoln National Corp.	98,503	6,958,252
Loews Corp.	96,062	5,039,413
MetLife Inc.	395,241	18,841,138
Prudential Financial Inc.	190,791	20,284,899
Unum Group	70,799	3,425,256
XL Group Ltd.	90,448	5,028,004

		105,389,170
IT SERVICES — 1.43%
Alliance Data Systems Corp.	11,969	2,430,305
DXC Technology Co.	147,964	15,249,170
International Business Machines Corp.	208,011	30,153,275

		47,832,750
MACHINERY — 1.26%
AGCO Corp.	173,912	10,900,804
Cummins Inc.	195,017	31,175,418

		42,076,222
MEDIA — 0.73%
Discovery Inc. Class Aa,b	81,356	1,924,069
Discovery Inc. Class C NVS[a]	117,978	2,621,471
News Corp. Class A NVS	635,704	10,158,550
Viacom Inc. Class B NVS	326,728	9,854,117

		24,558,207
METALS & MINING — 1.18%
Freeport-McMoRan Inc.	877,180	13,341,908
Newmont Mining Corp.	279,617	10,986,152
Nucor Corp.	168,847	10,404,352
Steel Dynamics Inc.	106,269	4,761,914

		39,494,326
MORTGAGE REAL ESTATE INVESTMENT — 0.25%
AGNC Investment Corp.	188,491	3,566,250
Annaly Capital Management Inc.	471,566	4,890,139

		8,456,389

244

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI USA VALUE FACTOR ETF

April 30, 2018

Security	Shares	Value
MULTI-UTILITIES — 0.59%
Public Service Enterprise Group Inc.	336,789	$17,563,546
SCANA Corp.	59,843	2,200,427

		19,763,973
MULTILINE RETAIL — 2.22%
Kohl’s Corp.	300,207	18,648,859
Macy’s Inc.	457,352	14,209,927
Nordstrom Inc.	117,781	5,955,007
Target Corp.	487,486	35,391,483

		74,205,276
OIL, GAS & CONSUMABLE FUELS — 6.02%
Andeavor	87,180	12,058,737
Antero Resources Corp.[a,b]	118,620	2,253,780
Chevron Corp.	771,742	96,552,642
HollyFrontier Corp.	109,194	6,626,984
Marathon Petroleum Corp.	256,630	19,224,153
Phillips 66	188,435	20,974,700
Plains GP Holdings LP Class A	66,826	1,618,526
Range Resources Corp.[b]	70,701	979,209
Valero Energy Corp.	367,495	40,766,220

		201,054,951
PERSONAL PRODUCTS — 0.10%
Coty Inc. Class A	189,026	3,279,601

		3,279,601
PHARMACEUTICALS — 5.13%
Allergan PLC	231,151	35,516,351
Mylan NVa	418,969	16,239,238
Perrigo Co. PLC	65,118	5,088,321
Pfizer Inc.	3,135,554	114,792,632

		171,636,542
PROFESSIONAL SERVICES — 0.19%
ManpowerGroup Inc.	65,076	6,229,075

		6,229,075
ROAD & RAIL — 2.05%
AMERCO	7,210	2,433,519
Knight-Swift Transportation Holdings Inc.[b]	55,337	2,158,696
Norfolk Southern Corp.	444,761	63,809,861

		68,402,076

Security	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 6.48%
Intel Corp.	2,486,122	$128,333,618
Lam Research Corp.	63,901	11,825,519
Micron Technology Inc.[a]	968,527	44,532,871
Qorvo Inc.[a,b]	72,124	4,861,158
QUALCOMM Inc.	530,244	27,047,746

		216,600,912
SOFTWARE — 0.27%
CA Inc.	152,726	5,314,865
Dell Technologies Inc. Class Va	51,538	3,698,882

		9,013,747
SPECIALTY RETAIL — 1.26%
Best Buy Co. Inc.	431,619	33,031,802
Gap Inc. (The)	308,458	9,019,312

		42,051,114
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 12.21%
Apple Inc.	1,958,438	323,651,464
Hewlett Packard Enterprise Co.	1,298,936	22,146,859
HP Inc.	794,104	17,065,295
NetApp Inc.	181,369	12,075,548
Seagate Technology PLC	193,428	11,197,547
Western Digital Corp.	210,917	16,618,150
Xerox Corp.	167,590	5,270,705

		408,025,568
TEXTILES, APPAREL & LUXURY GOODS — 0.73%
Michael Kors Holdings Ltd.[a]	136,981	9,372,240
PVH Corp.	70,217	11,211,549
Ralph Lauren Corp.	36,078	3,963,168

		24,546,957
TRADING COMPANIES & DISTRIBUTORS — 0.93%
United Rentals Inc.[a,b]	207,916	31,187,400

		31,187,400

TOTAL COMMON STOCKS
(Cost: $3,085,721,747)		3,336,750,002

SHORT-TERM INVESTMENTS — 0.70%

MONEY MARKET FUNDS — 0.70%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.93%[c,d,e]	14,149,782	14,151,197

245

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI USA VALUE FACTOR ETF

April 30, 2018

Security	Shares	Value
BlackRock Cash Funds: Treasury, SL Agency Shares
1.61%[c,d]	9,065,873	$9,065,873

		23,217,070

TOTAL SHORT-TERM INVESTMENTS
(Cost: $23,216,076)		23,217,070

TOTAL INVESTMENTS IN SECURITIES — 100.53%
(Cost: $3,108,937,823)		3,359,967,072
Other Assets, Less Liabilities — (0.53)%		(17,619,898)

NET ASSETS — 100.00%		$3,342,347,174

NVS — Non-Voting Shares

[a]	Non-income producing security.
[b]	All or a portion of this security is on loan.
[c]	Affiliate of the Fund.
[d]	Annualized 7-day yield as of period end.
[e]	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended April 30, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated issuer	Shares held at 07/31/17	Shares purchased	Shares sold	Shares held at 04/30/18	Value at 04/30/18	Income	Net realized gain (loss)	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	8,618,270	5,531,512[a]	—	14,149,782	$14,151,197	$30,598[b]	$(1,399)	$994
BlackRock Cash Funds: Treasury, SL Agency Shares	4,238,661	4,827,212[a]	—	9,065,873	9,065,873	50,624	—	—

					$23,217,070	$81,222	$(1,399)	$994

[a]	Net of purchases and sales.
[b]	Includes the Fund’s portion of securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities.

246

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI USA VALUE FACTOR ETF

April 30, 2018

Futures Contracts

Futures contracts outstanding as of April 30, 2018 were as follows:

Description	Number of contracts	Expiration date	Notional amount (000)	Value / unrealized appreciation (depreciation)
Long Contracts
Russell 2000 E-mini	5	Jun 2018	$386	$(441)
S&P 500 E-Mini	34	Jun 2018	4,500	15,951

Total				$15,510

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common stocks	$3,336,750,002	$—	$—	$3,336,750,002
Money market funds	23,217,070	—	—	23,217,070

Total	$3,359,967,072	$—	$—	$3,359,967,072

Derivative financial instruments[a]
Assets
Futures contracts	$15,951	$—	$—	$15,951
Liabilities
Futures contracts	(441)	—	—	(441)

Total	$15,510	$—	$—	$15,510

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

247

Schedule of Investments (Unaudited)

iSHARES® EXPONENTIAL TECHNOLOGIES ETF

April 30, 2018

Security	Shares	Value
COMMON STOCKS — 99.67%

BELGIUM — 0.93%
Proximus SADP	317,308	$9,749,132
UCB SA	141,844	10,755,547

		20,504,679
BRAZIL — 0.63%
TIM Participacoes SA	3,065,055	14,017,154

		14,017,154
CANADA — 2.00%
Air Canada[a]	559,271	11,011,350
BlackBerry Ltd.[a]	1,057,488	11,086,734
CGI Group Inc. Class Aa,b	219,163	12,719,472
WestJet Airlines Ltd.[b]	521,373	9,293,165

		44,110,721
CHINA — 0.47%
Ping An Insurance Group Co. of China Ltd. Class H	1,050,500	10,380,184

		10,380,184
DENMARK — 2.53%
DSV A/S	139,806	11,115,741
Genmab A/Sa	57,716	11,717,939
H Lundbeck A/S	228,036	13,275,429
Novo Nordisk A/S Class B	210,872	9,978,262
Novozymes A/S Class B	204,742	9,678,236

		55,765,607
FRANCE — 4.50%
Airbus SE	103,281	12,153,965
Atos SE	75,518	10,209,845
BioMerieux NVS[b]	124,913	9,900,339
Bouygues SA NVS	202,333	10,328,376
Capgemini SE	94,999	13,084,661
Orange SA NVS	637,171	11,635,974
Sanofi NVS	124,415	9,889,429
SCOR SE	269,487	10,956,238
STMicroelectronics NV	509,814	11,161,140

		99,319,967
GERMANY — 5.50%
BASF SE	100,894	10,522,413
Bayer AG Registered	88,028	10,558,961
Deutsche Boerse AG	93,341	12,591,277
Deutsche Telekom AG Registered	600,916	10,523,751
Hannover Rueck SE	83,652	11,784,563
Infineon Technologies AG	407,598	10,479,541
Merck KGaA	103,647	10,170,875
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Registered	50,315	11,547,165

Security	Shares	Value
QIAGEN NVa	345,508	$11,392,007
SAP SE	101,516	11,335,457
Telefonica Deutschland Holding AG	2,197,150	10,514,851

		121,420,861
INDIA — 1.65%
Infosys Ltd. ADR NVS	972,841	17,190,100
Tata Consultancy Services Ltd.	117,711	6,229,653
Wipro Ltd. ADR NVS	2,738,417	13,089,633

		36,509,386
ITALY — 0.55%
Telecom Italia SpA/Milano[a,b]	12,358,253	12,216,735

		12,216,735
JAPAN — 3.23%
Chugai Pharmaceutical Co. Ltd.	193,700	10,231,538
FANUC Corp.	40,200	8,655,353
Honda Motor Co. Ltd.	281,800	9,701,079
Mitsubishi Heavy Industries Ltd.	305,100	12,061,801
Takeda Pharmaceutical Co. Ltd.	178,800	7,550,695
Tokyo Electron Ltd.	57,800	11,121,581
Toyota Motor Corp.	182,600	11,983,099

		71,305,146
NETHERLANDS — 2.42%
ASM International NV	166,966	10,025,892
ASML Holding NV	67,851	12,911,461
Koninklijke KPN NV	2,994,042	9,322,039
RELX NV	456,077	9,706,427
Wolters Kluwer NV	210,621	11,407,987

		53,373,806
NORWAY — 0.49%
Telenor ASA	491,388	10,905,966

		10,905,966
RUSSIA — 0.53%
Mobile TeleSystems PJSC ADR NVS	1,113,704	11,693,892

		11,693,892
SOUTH KOREA — 0.54%
Samsung Electronics Co. Ltd.	4,828	11,979,027

		11,979,027
SPAIN — 0.98%
Grifols SA	376,991	10,635,464
Telefonica SA	1,073,675	10,939,401

		21,574,865

248

Schedule of Investments (Unaudited) (Continued)

iSHARES® EXPONENTIAL TECHNOLOGIES ETF

April 30, 2018

Security	Shares	Value
SWEDEN — 3.04%
Elekta AB Class B	1,288,445	$14,657,296
Millicom International Cellular SA SDR	173,258	11,572,992
Swedish Orphan Biovitrum ABa	814,591	17,595,278
Tele2 AB Class B	845,128	11,019,626
Telia Co. AB	2,478,121	12,238,964

		67,084,156
SWITZERLAND — 3.71%
ABB Ltd. Registered	421,695	9,900,184
ams AGb	122,437	10,189,272
Kuehne + Nagel International AG Registered	61,328	9,602,829
Lonza Group AG Registered	43,205	10,658,310
Novartis AG Registered	136,286	10,559,790
Roche Holding AG NVS	44,659	9,963,572
Swiss Re AG	120,701	11,542,132
Swisscom AG Registered	19,864	9,571,803

		81,987,892
TAIWAN — 1.06%
MediaTek Inc.	1,114,000	12,801,785
Taiwan Semiconductor Manufacturing Co. Ltd.	1,369,000	10,503,540

		23,305,325
UNITED KINGDOM — 4.35%
AstraZeneca PLC	170,118	11,956,941
BT Group PLC	3,080,323	10,583,371
GlaxoSmithKline PLC	626,833	12,617,264
London Stock Exchange Group PLC	213,631	12,652,518
RELX PLC	482,191	10,324,144
Shire PLC	225,505	12,007,767
Sky PLC	812,591	15,422,879
Vodafone Group PLC	3,565,854	10,392,582

		95,957,466
UNITED STATES — 60.56%
3D Systems Corp.[a,b]	1,148,762	11,533,570
3M Co.	44,880	8,724,223
Abbott Laboratories	198,488	11,538,107
AbbVie Inc.	115,122	11,115,029
Accenture PLC Class A	73,605	11,129,076
Adobe Systems Inc.[a]	62,668	13,887,229
Advanced Micro Devices Inc.[a,b]	1,080,549	11,756,373
Agilent Technologies Inc.	164,022	10,782,806
Albemarle Corp.	84,886	8,230,547
Alexion Pharmaceuticals Inc.[a]	97,813	11,505,743
Allergan PLC	63,657	9,780,898
Alnylam Pharmaceuticals Inc.[a]	86,652	8,191,214
Alphabet Inc. Class Aa	10,048	10,234,692
Amazon.com Inc.[a]	9,955	15,590,824
AMETEK Inc.	150,024	10,471,675

Security	Shares	Value
Amgen Inc.	60,943	$10,633,335
Amphenol Corp. Class A	120,552	10,091,408
Analog Devices Inc.	125,271	10,942,422
Apple Inc.	63,842	10,550,529
Applied Materials Inc.	211,728	10,516,530
Berkshire Hathaway Inc. Class Ba	57,622	11,163,110
Biogen Inc.[a]	33,733	9,229,349
BioMarin Pharmaceutical Inc.[a]	132,513	11,066,161
BlackRock Inc.[c]	20,330	10,602,095
Boeing Co. (The)	39,616	13,214,313
Boston Scientific Corp.[a]	426,717	12,255,312
Bristol-Myers Squibb Co.	176,276	9,189,268
Broadcom Inc.	40,401	9,268,797
Cavium Inc.[a]	126,574	9,494,316
Celgene Corp.[a]	106,065	9,238,262
CH Robinson Worldwide Inc.	123,180	11,336,255
Charles River Laboratories International Inc.[a]	104,016	10,837,427
Cisco Systems Inc.	287,388	12,728,415
CME Group Inc.	70,016	11,040,123
Cognizant Technology Solutions Corp. Class A	150,922	12,348,438
Covanta Holding Corp.	725,331	10,807,432
Cypress Semiconductor Corp.	721,248	10,515,796
Danaher Corp.	117,610	11,798,635
Dover Corp.	111,982	10,380,731
DowDuPont Inc.	155,553	9,837,172
DXC Technology Co.	116,011	11,956,094
Eaton Corp. PLC	142,024	10,656,061
eBay Inc.[a]	293,480	11,117,022
Eli Lilly & Co.	125,650	10,186,445
Emerson Electric Co.	166,298	11,043,850
Equinix Inc.	24,520	10,317,771
Exelixis Inc.[a]	412,423	8,586,647
Facebook Inc. Class Aa	62,038	10,670,536
First Solar Inc.[a]	170,859	12,115,612
General Electric Co.	611,376	8,602,060
Gilead Sciences Inc.	147,501	10,653,997
Hologic Inc.[a,b]	259,317	10,058,906
Honeywell International Inc.	69,329	10,030,520
Illumina Inc.[a]	50,986	12,284,057
Incyte Corp.[a]	114,530	7,093,988
Intel Corp.	248,019	12,802,741
Intercept Pharmaceuticals Inc.[a,b]	184,807	12,568,724
Intercontinental Exchange Inc.	151,130	10,950,880
International Business Machines Corp.	69,768	10,113,569
Intuitive Surgical Inc.[a]	28,561	12,589,118
Ionis Pharmaceuticals Inc.[a,b]	204,675	8,807,165
IQVIA Holdings Inc.[a]	105,840	10,135,238
Jazz Pharmaceuticals PLC[a,b]	79,959	12,156,966
Johnson & Johnson	76,250	9,644,863
KLA-Tencor Corp.	104,340	10,615,552
Laboratory Corp. of America Holdings[a]	68,972	11,776,969
Lam Research Corp.	58,432	10,813,426
Marvell Technology Group Ltd.	494,516	9,919,991
Mastercard Inc. Class A	74,883	13,349,392
Maxim Integrated Products Inc.	208,807	11,379,981
Medtronic PLC	132,797	10,641,024
MercadoLibre Inc.[b]	39,529	13,424,444
Merck & Co. Inc.	199,750	11,759,282
Microchip Technology Inc.	124,670	10,429,892
Micron Technology Inc.[a]	259,533	11,933,327

249

Schedule of Investments (Unaudited) (Continued)

iSHARES® EXPONENTIAL TECHNOLOGIES ETF

April 30, 2018

Security	Shares	Value
Microsoft Corp.	133,729	$12,506,336
Monsanto Co.	90,724	11,374,068
Myriad Genetics Inc.[a,b]	325,270	9,201,888
Nasdaq Inc.	136,206	12,029,714
Netflix Inc.[a]	58,544	18,292,658
NVIDIA Corp.	56,956	12,809,404
Oracle Corp.	225,353	10,291,872
PayPal Holdings Inc.[a]	149,434	11,149,271
Pfizer Inc.	313,407	11,473,830
PRA Health Sciences Inc.[a]	131,819	10,831,567
Qorvo Inc.[a,b]	154,037	10,382,094
QUALCOMM Inc.	166,078	8,471,639
Quest Diagnostics Inc.	110,821	11,215,085
Red Hat Inc.[a,b]	88,424	14,418,417
Regeneron Pharmaceuticals Inc.[a]	28,857	8,763,294
Rockwell Automation Inc.	55,867	9,191,798
Roper Technologies Inc.	40,344	10,658,481
salesforce.com Inc.[a]	104,646	12,661,120
Schlumberger Ltd.	177,367	12,160,282
Seagate Technology PLC	275,104	15,925,771
Seattle Genetics Inc.[a,b]	188,811	9,665,235
Skyworks Solutions Inc.	111,991	9,716,339
Southwest Airlines Co.	174,208	9,203,409
Spirit AeroSystems Holdings Inc. Class A	128,195	10,303,032
Splunk Inc.[a]	134,026	13,757,769
Sprint Corp.[a,b]	1,888,824	10,596,303
Stryker Corp.	72,572	12,295,148
T-Mobile U.S. Inc.[a]	170,890	10,340,554
Tableau Software Inc. Class Aa	152,385	12,960,344
TE Connectivity Ltd.	115,797	10,624,375
Tesla Inc.[a,b]	34,409	10,112,805
Texas Instruments Inc.	111,752	11,335,005
Thermo Fisher Scientific Inc.	58,951	12,400,343
United Continental Holdings Inc.[a]	172,201	11,630,456
United Technologies Corp.	87,365	10,496,905
United Therapeutics Corp.[a]	79,955	8,803,845
UnitedHealth Group Inc.	50,115	11,847,186
Varian Medical Systems Inc.[a,b]	96,777	11,186,453
Verizon Communications Inc.	214,607	10,590,855
Versum Materials Inc.	295,230	10,386,191
Vertex Pharmaceuticals Inc.[a]	78,492	12,021,835
Waters Corp.[a,b]	55,246	10,408,899
Western Digital Corp.	137,991	10,872,311
Xilinx Inc.	156,247	10,037,307
XPO Logistics Inc.[a,b]	141,470	13,745,225
Zoetis Inc.	152,024	12,690,964

		1,336,581,429

TOTAL COMMON STOCKS
(Cost: $1,972,634,617)		2,199,994,264

Security	Shares	Value
SHORT-TERM INVESTMENTS — 3.19%

MONEY MARKET FUNDS — 3.19%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.93%[c,d,e]	68,295,631	$68,302,461
BlackRock Cash Funds: Treasury, SL Agency Shares
1.61%[c,d]	2,089,816	2,089,816

		70,392,277

TOTAL SHORT-TERM INVESTMENTS
(Cost: $70,386,598)		70,392,277

TOTAL INVESTMENTS IN SECURITIES — 102.86%
(Cost: $2,043,021,215)		2,270,386,541
Other Assets, Less Liabilities — (2.86)%		(63,186,347)

NET ASSETS — 100.00%		$2,207,200,194

ADR — American Depositary Receipts

NVS — Non-Voting Shares

SDR — Swedish Depositary Receipts

[a]	Non-income producing security.
[b]	All or a portion of this security is on loan.
[c]	Affiliate of the Fund.
[d]	Annualized 7-day yield as of period end.
[e]	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended April 30, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated issuer	Shares held at 07/31/17	Shares purchased	Shares sold	Shares held at 04/30/18	Value at 04/30/18	Income	Net realized gain (loss)	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	97,324,829	—	(29,029,198)[a]	68,295,631	$68,302,461	$810,573[b]	$(13,144)	$(6,828)
BlackRock Cash Funds: Treasury, SL Agency Shares	1,364,915	724,901[a]	—	2,089,816	2,089,816	17,446	—	—
BlackRock Inc.	12,267	10,827	(2,764)	20,330	10,602,095	127,817	40,654	1,273,140

					$80,994,372	$955,836	$27,510	$1,266,312

[a]	Net of purchases and sales.
[b]	Includes the Fund’s portion of securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities.

250

Schedule of Investments (Unaudited) (Continued)

iSHARES® EXPONENTIAL TECHNOLOGIES ETF

April 30, 2018

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common stocks	$2,188,015,237	$11,979,027	$—	$2,199,994,264
Money market funds	70,392,277	—	—	70,392,277

Total	$2,258,407,514	$11,979,027	$—	$2,270,386,541

251

Schedule of Investments (Unaudited)

iSHARES® MORNINGSTAR MULTI-ASSET INCOME ETF

April 30, 2018

Security	Shares	Value
INVESTMENT COMPANIES — 99.98%

DOMESTIC EQUITY — 16.83%
iShares Core High Dividend ETF[a]	198,578	$16,771,898
iShares Select Dividend ETF[a]	58,143	5,600,334
iShares U.S. Preferred Stock ETF[a,b]	884,823	32,853,478

		55,225,710
DOMESTIC REAL ESTATE — 10.26%
iShares Mortgage Real Estate ETF[a,b]	790,305	33,666,993

		33,666,993
INTERNATIONAL EQUITY — 13.28%
iShares International Select Dividend ETF[a,b]	1,281,421	43,581,128

		43,581,128
INTERNATIONAL FIXED INCOME — 19.68%
iShares J.P. Morgan EM Local Currency Bond ETF[a,b,c]	329,073	16,029,146
iShares J.P. Morgan USD Emerging Markets Bond ETF[a,b]	440,870	48,557,422

		64,586,568
INVESTMENT GRADE BONDS — 4.95%
iShares 10+ Year Credit Bond ETF[a]	33,171	1,945,147
iShares iBoxx $ Investment Grade Corporate Bond ETF[a,b]	123,975	14,284,400

		16,229,547
MORTGAGE-BACKED SECURITIES — 14.98%
iShares MBS ETF[a,b]	473,492	49,153,204

		49,153,204
NON-INVESTMENT GRADE BONDS — 20.00%
iShares iBoxx $ High Yield Corporate Bond ETF[a,b]	765,763	65,625,889

		65,625,889

TOTAL INVESTMENT COMPANIES (Cost: $333,661,475)		328,069,039

SHORT-TERM INVESTMENTS — 38.70%

MONEY MARKET FUNDS — 38.70%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.93%[a,d,e]	126,959,508	126,972,204

Security	Shares	Value
BlackRock Cash Funds: Treasury, SL Agency Shares
1.61%[a,d]	3,192	$3,192

		126,975,396

TOTAL SHORT-TERM INVESTMENTS (Cost: $126,966,508)		126,975,396

TOTAL INVESTMENTS IN SECURITIES — 138.68% (Cost: $460,627,983)		455,044,435
Other Assets, Less Liabilities — (38.68)%		(126,920,029)

NET ASSETS — 100.00%		$328,124,406

[a]	Affiliate of the Fund.
[b]	All or a portion of this security is on loan.
[c]	Non-income producing security.
[d]	Annualized 7-day yield as of period end.
[e]	All or a portion of this security was purchased with cash collateral received from loaned securities.

252

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR MULTI-ASSET INCOME ETF

April 30, 2018

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended April 30, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated issuer	Shares held at 07/31/17	Shares purchased	Shares sold	Shares held at 04/30/18	Value at 04/30/18	Income	Net realized gain (loss)	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	65,940,825	61,018,683[a]	—	126,959,508	$126,972,204	$630,054[b]	$(27,656)	$7,110
BlackRock Cash Funds: Treasury, SL Agency Shares	3,333	—	(141)[a]	3,192	3,192	1,147	—	—
iShares 10+ Year Credit Bond ETF	540,335	38,664	(545,828)	33,171	1,945,147	634,381	(270,857)	(182,540)
iShares Core High Dividend ETF	463,922	172,579	(437,923)	198,578	16,771,898	886,264	1,517,004	(187,151)
iShares iBoxx High Yield Corporate Bond ETF	737,680	79,622	(51,539)	765,763	65,625,889	2,506,003	(68,746)	(2,409,283)
iShares iBoxx Investment Grade Corporate Bond ETF	409,465	131,999	(417,489)	123,975	14,284,400	214,158	576,127	(624,657)
iShares International Select Dividend ETF	795,178	1,122,618	(636,375)	1,281,421	43,581,128	608,423	3,344,302	(2,901,514)
iShares J.P. Morgan EM Local Currency Bond ETF	—	379,177	(50,104)	329,073	16,029,146	—	35,161	56,761
iShares J.P. Morgan USD Emerging Markets Bond ETF	425,706	43,404	(28,240)	440,870	48,557,422	1,599,174	(14,378)	(2,270,197)
iShares MBS ETF	—	502,380	(28,888)	473,492	49,153,204	670,404	(34,410)	(1,632,579)
iShares Mortgage Real Estate ETF	1,061,857	128,286	(399,838)	790,305	33,666,993	3,423,533	(2,612,623)	(2,256,281)
iShares Select Dividend ETF	—	306,477	(248,334)	58,143	5,600,334	282,126	(515,895)	(125,725)
iShares U.S. Preferred Stock ETF	418,825	502,498	(36,500)	884,823	32,853,478	826,866	(18,395)	(1,106,549)

					$455,044,435	$12,282,533	$1,909,634	$(13,632,605)

[a]	Net of purchases and sales.
[b]	Includes the Fund’s portion of securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Investment companies	$328,069,039	$—	$—	$328,069,039
Money market funds	126,975,396	—	—	126,975,396

Total	$455,044,435	$—	$—	$455,044,435

253

Schedule of Investments (Unaudited)

iSHARES® MSCI ACWI ETF

April 30, 2018

Security	Shares	Value
COMMON STOCKS — 98.79%

AUSTRALIA — 2.20%
AGL Energy Ltd.	109,792	$1,800,905
Alumina Ltd.	1,239,832	2,470,741
Amcor Ltd./Australia	177,536	1,839,998
AMP Ltd.	872,096	2,659,538
APA Group	275,508	1,736,526
ASX Ltd.	159,695	7,067,596
Aurizon Holdings Ltd.	282,656	960,133
AusNet Services	675,240	876,692
Australia & New Zealand Banking Group Ltd.	450,428	9,125,746
Bendigo & Adelaide Bank Ltd.	154,176	1,235,953
BHP Billiton Ltd.	445,008	10,396,543
BlueScope Steel Ltd.	56,648	705,980
Boral Ltd.	396,432	2,058,817
Brambles Ltd.	592,760	4,416,279
Coca-Cola Amatil Ltd.	172,280	1,208,123
Commonwealth Bank of Australia	312,791	16,957,434
CSL Ltd.	87,016	11,189,927
Dexus	225,424	1,614,830
Fortescue Metals Group Ltd.	261,632	900,567
Goodman Group	314,192	2,151,111
GPT Group (The)	314,192	1,147,892
Incitec Pivot Ltd.	542,536	1,556,226
James Hardie Industries PLC	164,104	2,924,662
LendLease Group	123,808	1,671,936
Macquarie Group Ltd.	78,256	6,420,483
Medibank Pvt Ltd.	1,124,784	2,487,696
Mirvac Group	856,144	1,447,623
National Australia Bank Ltd.	477,712	10,439,392
Newcrest Mining Ltd.	92,272	1,473,129
Orica Ltd.	146,584	2,199,700
Origin Energy Ltd.[a]	456,826	3,362,141
QBE Insurance Group Ltd.	252,288	1,896,778
Rio Tinto Ltd.	90,520	5,456,754
Santos Ltd.[a]	462,528	2,143,714
Scentre Group	957,316	2,912,198
Seek Ltd.	105,704	1,550,332
South32 Ltd.	1,540,592	4,326,045
Stockland	327,624	1,023,851
Suncorp Group Ltd.	531,591	5,625,824
Sydney Airport	541,368	2,913,685
Telstra Corp. Ltd.	1,110,184	2,664,910
Transurban Group	226,118	1,979,947
Treasury Wine Estates Ltd.	196,224	2,824,641
Vicinity Centres	774,968	1,427,362
Wesfarmers Ltd.	213,296	7,047,251
Westfield Corp.	375,108	2,604,982
Westpac Banking Corp.	606,524	13,112,379
Woodside Petroleum Ltd.	149,253	3,630,021
Woolworths Group Ltd.	258,862	5,443,897

		185,088,890
AUSTRIA — 0.11%
Erste Group Bank AG	72,755	3,568,843
OMV AG	50,907	3,167,549
Voestalpine AG	46,136	2,436,460

		9,172,852

Security	Shares	Value
BELGIUM — 0.36%
Ageas	73,286	$3,935,785
Anheuser-Busch InBev SA/NV	147,168	14,708,301
Groupe Bruxelles Lambert SA	49,839	5,718,059
KBC Group NV	47,888	4,188,937
UCB SA	25,112	1,904,157

		30,455,239
BRAZIL — 0.43%
Ambev SA	700,895	4,688,442
B3 SA — Brasil, Bolsa, Balcao	645,700	4,683,949
Banco do Brasil SA	175,200	1,843,576
BR Malls Participacoes SA	690,648	2,162,421
BRF SAa	116,872	831,042
CCR SA	350,400	1,201,590
Cia. de Saneamento Basico do Estado de Sao Paulo	175,200	1,766,216
Cielo SA	226,746	1,248,251
Embraer SA	233,664	1,483,305
Hypera SA	175,200	1,582,361
Itausa — Investimentos Itau SA NVS[a]	21,815	84,440
Klabin SA NVS	292,000	1,777,435
Kroton Educacional SA	292,000	1,172,957
Natura Cosmeticos SA	175,200	1,618,027
TIM Participacoes SA	175,200	801,227
Ultrapar Participacoes SA	116,800	2,024,417
Vale SA	544,102	7,592,810

		36,562,466
CANADA — 3.01%
Agnico Eagle Mines Ltd.	77,088	3,249,007
Alimentation Couche-Tard Inc. Class B	78,256	3,388,580
ARC Resources Ltd.	112,128	1,252,524
Bank of Montreal	136,395	10,374,723
Bank of Nova Scotia (The)	216,834	13,348,835
Barrick Gold Corp.[b]	258,128	3,479,427
BCE Inc.	48,472	2,060,329
Bombardier Inc. Class Ba	629,552	1,949,625
Brookfield Asset Management Inc. Class A	206,152	8,183,685
Cameco Corp.	145,650	1,536,088
Canadian Imperial Bank of Commerce	92,458	8,065,508
Canadian National Railway Co.	149,504	11,565,437
Canadian Natural Resources Ltd.	231,449	8,362,820
Canadian Pacific Railway Ltd.	32,704	5,976,749
Canadian Tire Corp. Ltd. Class A NVS	8,975	1,225,044
Canadian Utilities Ltd. Class A NVS	18,688	476,694
CCL Industries Inc. Class B NVS	36,792	1,787,438
Cenovus Energy Inc.	202,648	2,032,882
Constellation Software Inc./Canada[b]	4,088	2,926,223
Crescent Point Energy Corp.	142,496	1,250,501
Dollarama Inc.	44,968	5,184,501
Enbridge Inc.	312,440	9,478,366
Encana Corp.	214,328	2,673,353
Fairfax Financial Holdings Ltd.	7,008	3,885,874
Finning International Inc.	42,632	1,077,149

254

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI ETF

April 30, 2018

Security	Shares	Value
First Quantum Minerals Ltd.	169,944	$2,452,486
Fortis Inc./Canada	30,368	1,020,992
Franco-Nevada Corp.	42,048	2,987,099
Gildan Activewear Inc.	81,760	2,385,291
Goldcorp Inc.	196,808	2,616,021
Husky Energy Inc.	113,443	1,589,326
Imperial Oil Ltd.	95,935	2,988,170
Kinross Gold Corp.[a]	220,168	853,571
Magna International Inc.	73,584	4,352,646
Manulife Financial Corp.	342,242	6,468,680
National Bank of Canada	38,326	1,823,097
Nutrien Ltd.	125,780	5,734,889
Open Text Corp.	53,728	1,899,833
Pembina Pipeline Corp.	75,920	2,421,599
Power Corp. of Canada	174,750	4,158,994
Restaurant Brands International Inc.	51,976	2,832,843
Rogers Communications Inc. Class B NVS	118,552	5,605,083
Royal Bank of Canada	257,030	19,576,746
Saputo Inc.	71,248	2,313,705
Shaw Communications Inc. Class B NVS	210,824	4,339,986
Shopify Inc. Class Aa,b	20,440	2,742,607
SNC-Lavalin Group Inc.	80,592	3,538,768
Sun Life Financial Inc.	123,871	5,121,232
Suncor Energy Inc.	325,393	12,462,886
Teck Resources Ltd. Class B	98,696	2,481,354
TELUS Corp.	23,082	827,347
Thomson Reuters Corp.	66,086	2,661,586
Toronto-Dominion Bank (The)	329,575	18,538,674
Tourmaline Oil Corp.	82,344	1,551,237
TransCanada Corp.	149,142	6,333,547
Valeant Pharmaceuticals International Inc.[a]	79,424	1,436,131
Wheaton Precious Metals Corp.	130,816	2,719,487

		253,627,275
CHILE — 0.17%
Aguas Andinas SA Class A	1,384,664	922,694
Banco de Chile	6,349,037	1,051,288
Banco de Credito e Inversiones SA	14,169	1,073,145
Banco Santander Chile	10,541,989	877,523
Cia. Cervecerias Unidas SA	73,000	1,013,064
Colbun SA	3,111,552	776,311
Empresas CMPC SA	494,064	2,020,290
Empresas COPEC SA	73,584	1,204,467
Enel Americas SA	4,558,120	1,043,930
Enel Chile SA	6,384,391	797,057
Itau CorpBanca	51,595,816	528,846
Latam Airlines Group SA	136,072	2,092,375
SACI Falabella	92,864	901,330

		14,302,320
CHINA — 3.54%
58.com Inc. ADR[a]	28,032	2,449,716
Agricultural Bank of China Ltd. Class H	4,088,000	2,323,127
Alibaba Group Holding Ltd. ADR[a,b]	213,744	38,161,854
Baidu Inc. ADR[a]	60,152	15,092,137

Security	Shares	Value
Bank of China Ltd. Class H	16,936,000	$9,279,113
Beijing Enterprises Water Group Ltd.[b]	2,336,000	1,369,171
Brilliance China Automotive Holdings Ltd.	1,168,000	2,107,333
China Construction Bank Corp. Class H	13,192,260	13,985,233
China Evergrande Group[a,b]	584,000	1,878,890
China Galaxy Securities Co. Ltd. Class H	876,000	580,410
China Gas Holdings Ltd.[b]	817,600	2,916,931
China Huishan Dairy Holdings Co. Ltd.[a,c]	813,015	1
China Life Insurance Co. Ltd. Class H	2,336,000	6,697,034
China Mengniu Dairy Co. Ltd.	1,168,000	3,794,986
China Merchants Bank Co. Ltd. Class H	1,168,288	5,150,545
China Mobile Ltd.	1,168,000	11,191,489
China Overseas Land & Investment Ltd.	1,168,000	3,951,250
China Pacific Insurance Group Co. Ltd. Class H	700,800	3,120,818
China Petroleum & Chemical Corp. Class H	5,995,200	5,859,037
China Shenhua Energy Co. Ltd. Class H	1,168,000	2,896,095
China Taiping Insurance Holdings Co. Ltd.	467,200	1,583,477
China Telecom Corp. Ltd. Class H	2,336,000	1,142,961
China Unicom Hong Kong Ltd.[a]	2,336,000	3,327,682
CNOOC Ltd.	3,504,000	5,875,531
Country Garden Holdings Co. Ltd.	1,168,866	2,415,699
Ctrip.com International Ltd. ADR[a,b]	141,912	5,804,201
Fosun International Ltd.	1,752,000	3,763,733
GCL-Poly Energy Holdings Ltd.[a,b]	9,344,000	1,166,772
Geely Automobile Holdings Ltd.	1,168,000	3,125,283
GOME Retail Holdings Ltd.[b]	8,176,000	885,497
Great Wall Motor Co. Ltd. Class H	1,250,500	1,311,326
Guangdong Investment Ltd.	1,654,000	2,575,336
Haier Electronics Group Co. Ltd.	1,168,000	4,062,867
Hengan International Group Co. Ltd.	292,000	2,604,402
Industrial & Commercial Bank of China Ltd. Class H	14,042,260	12,488,768
JD.com Inc. ADR[a,b]	124,976	4,562,874
Kunlun Energy Co. Ltd.	1,168,000	1,004,555
Lenovo Group Ltd.	2,336,000	1,116,172
NetEase Inc. ADR	17,520	4,503,866
New Oriental Education & Technology Group Inc. ADR	38,544	3,462,793
PetroChina Co. Ltd. Class H	4,672,000	3,446,740
Ping An Insurance Group Co. of China Ltd. Class H	1,168,000	11,541,223
Shimao Property Holdings Ltd.	995,500	2,670,057
SINA Corp./China[a]	20,440	1,952,838
Sino Biopharmaceutical Ltd.	1,168,000	2,485,344
Sino-Ocean Group Holding Ltd.	2,336,000	1,637,053
Sunac China Holdings Ltd.	584,000	2,522,550
TAL Education Group Class A ADR	116,216	4,232,587
Tencent Holdings Ltd.	1,109,600	55,280,298
TravelSky Technology Ltd. Class H	584,000	1,718,905
Vipshop Holdings Ltd. ADR[a]	82,928	1,283,725
Want Want China Holdings Ltd.[b]	3,504,000	3,111,889
Weibo Corp. ADR[a]	12,848	1,471,353
Yum China Holdings Inc.	97,528	4,170,297
YY Inc. ADR[a]	18,104	1,745,045

		298,858,869
COLOMBIA — 0.03%
Ecopetrol SA	1,287,720	1,421,178
Grupo de Inversiones Suramericana SA	109,208	1,515,519

		2,936,697

255

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI ETF

April 30, 2018

Security	Shares	Value
CZECH REPUBLIC — 0.04%
CEZ AS	68,328	$1,751,553
Komercni Banka AS	11,730	507,626
O2 Czech Republic AS	63,656	873,097

		3,132,276
DENMARK — 0.61%
AP Moller — Maersk A/S Class A	1,168	1,792,727
Carlsberg A/S Class B	23,560	2,641,529
Chr Hansen Holding A/S	32,474	2,955,318
Danske Bank A/S	193,889	6,772,509
DSV A/S	97,528	7,754,288
Genmab A/Sa	12,848	2,608,498
Novo Nordisk A/S Class B	354,488	16,774,034
Novozymes A/S Class B	61,320	2,898,621
Pandora A/S	17,640	1,966,341
Tryg A/S	123,808	2,941,284
Vestas Wind Systems A/S	37,960	2,463,508

		51,568,657
EGYPT — 0.02%
Commercial International Bank Egypt SAE	277,092	1,474,316

		1,474,316
FINLAND — 0.32%
Fortum OYJ	68,923	1,591,342
Metso OYJ	81,760	2,922,971
Nokia OYJ	957,760	5,760,367
Sampo OYJ Class A	126,144	6,820,218
Stora Enso OYJ Class R	64,240	1,275,598
UPM-Kymmene OYJ	187,464	6,722,338
Wartsila OYJ Abp	71,832	1,531,797

		26,624,631
FRANCE — 3.56%
Accor SA NVS	78,478	4,444,076
Air Liquide SA	71,551	9,340,692
Airbus SE	108,040	12,713,998
Alstom SA NVS	50,876	2,317,971
Arkema SA NVS	13,866	1,817,689
Atos SE	22,192	3,000,303
AXA SA NVS	341,056	9,774,149
BNP Paribas SA	199,145	15,394,027
Bouygues SA NVS	77,326	3,947,216
Capgemini SE	60,736	8,365,456
Carrefour SA NVS	101,755	2,094,288
Cie. de Saint-Gobain NVS	114,700	6,027,557
Cie. Generale des Etablissements Michelin SCA Class B NVS	51,392	7,236,797
Credit Agricole SA	296,088	4,877,694
Danone SA NVS	107,619	8,723,391
Edenred NVS	84,680	2,915,844

Security	Shares	Value
Engie SA NVS	336,384	$5,913,395
Essilor International Cie Generale d’Optique SA NVS	63,656	8,694,578
Getlink Registered NVS	147,168	2,078,579
Hermes International NVS	5,840	3,780,543
Iliad SA NVS[b]	7,592	1,522,201
Ingenico Group SA NVS	22,776	1,992,299
Kering SA NVS	19,856	11,505,607
L’Oreal SA	46,223	11,105,096
Legrand SA	49,640	3,868,388
LVMH Moet Hennessy Louis Vuitton SE NVS	54,368	19,003,359
Orange SA NVS	364,225	6,651,452
Pernod Ricard SA NVS	59,568	9,899,476
Publicis Groupe SA NVS	61,320	4,593,381
Renault SA NVS	36,208	3,930,184
Safran SA	61,320	7,220,498
Sanofi NVS	212,576	16,897,121
Schneider Electric SE NVS	101,755	9,254,947
SES SA	119,720	1,851,464
Societe Generale SA NVS	136,656	7,504,970
STMicroelectronics NV	182,208	3,989,002
Suez	84,680	1,223,631
TOTAL SA NVS	437,416	27,655,658
Unibail-Rodamco SE	22,477	5,401,467
Valeo SA NVS	45,552	3,051,190
Veolia Environnement SA NVS	100,448	2,385,355
Vinci SA	85,462	8,580,501
Vivendi SA NVS	214,018	5,660,237
Wendel SA NVS	11,680	1,766,793

		299,972,520
GERMANY — 2.97%
1&1 Drillisch AG	39,128	2,841,193
adidas AGb	39,712	9,783,124
Allianz SE Registered	81,970	19,456,632
BASF SE	171,112	17,845,573
Bayer AG Registered	150,672	18,073,111
Bayerische Motoren Werke AG	66,576	7,438,017
Beiersdorf AG	25,696	2,915,830
Commerzbank AGa	258,128	3,340,128
Continental AG	16,352	4,370,132
Covestro AGd	24,528	2,239,199
Daimler AG Registered[b]	158,848	12,570,763
Deutsche Bank AG Registered	375,512	5,156,679
Deutsche Boerse AG	46,775	6,309,735
Deutsche Post AG Registered	202,683	8,840,221
Deutsche Telekom AG Registered	589,840	10,329,779
Deutsche Wohnen SE Bearer	82,928	3,921,576
E.ON SE	374,344	4,103,104
Fresenius Medical Care AG & Co. KGaA	62,488	6,362,968
Fresenius SE & Co. KGaA	69,496	5,318,344
GEA Group AG	33,288	1,303,483
HeidelbergCement AG	33,419	3,281,020
Henkel AG & Co. KGaA	25,696	3,065,782
Infineon Technologies AG	243,559	6,262,019
LANXESS AG	34,456	2,562,725
Linde AGa	43,198	9,605,900
MAN SE	29,200	3,369,185
Merck KGaA	23,944	2,349,623
METRO AG	63,680	924,412

256

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI ETF

April 30, 2018

Security	Shares	Value
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Registered	38,014	$8,724,116
OSRAM Licht AG	37,960	2,190,887
ProSiebenSat.1 Media SE	48,472	1,762,771
RWE AG	102,784	2,468,148
SAP SE	175,914	19,642,871
Siemens AG Registered	141,912	18,112,821
thyssenkrupp AG	115,723	3,020,035
Vonovia SE	94,608	4,756,244
Wirecard AG	33,288	4,548,717
Zalando SEa,d	30,368	1,568,523

		250,735,390
GREECE — 0.04%
Alpha Bank AEa	310,002	820,252
Eurobank Ergasias SAa	572,880	726,069
JUMBO SA	31,992	585,975
National Bank of Greece SAa	1,383,255	578,252
Piraeus Bank SAa	101,201	429,415

		3,139,963
HONG KONG — 1.25%
AIA Group Ltd.	2,219,200	19,991,392
Bank of East Asia Ltd. (The)[b]	584,000	2,574,638
CK Asset Holdings Ltd.	876,016	7,595,692
CK Hutchison Holdings Ltd.	697,016	8,268,364
CLP Holdings Ltd.	292,000	3,032,268
Galaxy Entertainment Group Ltd.	584,000	5,164,158
Hang Lung Properties Ltd.	1,168,000	2,774,060
Hang Seng Bank Ltd.	199,100	5,063,595
Henderson Land Development Co. Ltd.	874,962	5,579,823
Hong Kong & China Gas Co. Ltd.[b]	3,178,869	6,658,886
Hong Kong Exchanges & Clearing Ltd.[b]	193,200	6,331,480
Li & Fung Ltd.[b]	2,342,000	1,184,690
Link REIT	584,000	5,179,040
Melco Resorts & Entertainment Ltd. ADR	47,304	1,476,358
New World Development Co. Ltd.	1,934,666	2,859,507
Sands China Ltd.	467,200	2,723,461
Swire Pacific Ltd. Class A	584,000	5,804,096
Techtronic Industries Co. Ltd.	876,000	5,179,040
WH Group Ltd.[d]	2,044,000	2,133,005
Wharf Holdings Ltd. (The)	561,200	1,877,043
Wharf Real Estate Investment Co. Ltd.[b]	561,200	4,218,877

		105,669,473
HUNGARY — 0.06%
OTP Bank Nyrt	110,049	4,813,747

		4,813,747
INDIA — 0.84%
Dr. Reddy’s Laboratories Ltd. ADR NVS[b]	201,536	6,511,628
ICICI Bank Ltd. ADR NVS	787,541	6,701,974
Infosys Ltd. ADR NVS[b]	699,632	12,362,497
Larsen & Toubro Ltd. GDR NVS[e]	547,470	11,524,244

Security	Shares	Value
Reliance Industries Ltd. GDR NVS[d]	665,760	$19,240,464
Tata Motors Ltd. ADR NVS[a]	241,776	6,073,413
Wipro Ltd. ADR NVS[b]	1,802,224	8,614,631

		71,028,851
INDONESIA — 0.27%
Astra International Tbk PT	5,080,800	2,611,157
Bank Central Asia Tbk PT	4,029,600	6,401,018
Bank Mandiri Persero Tbk PT	2,920,914	1,495,886
Bank Negara Indonesia Persero Tbk PT	2,453,988	1,419,917
Bank Rakyat Indonesia Persero Tbk PT	11,680,000	2,703,296
Charoen Pokphand Indonesia Tbk PT	2,650,445	701,070
Indocement Tunggal Prakarsa Tbk PT	437,100	556,880
Indofood Sukses Makmur Tbk PT	1,601,100	802,708
Kalbe Farma Tbk PT	6,599,200	713,876
Semen Indonesia Persero Tbk PT	876,000	607,612
Telekomunikasi Indonesia Persero Tbk PT	7,008,000	1,929,246
Unilever Indonesia Tbk PT	292,000	972,809
United Tractors Tbk PT	604,606	1,481,909

		22,397,384
IRELAND — 0.14%
Bank of Ireland Group PLC	170,825	1,537,610
CRH PLC	130,816	4,664,109
Kerry Group PLC Class A	37,376	3,815,822
Paddy Power Betfair PLC	19,272	1,908,158

		11,925,699
ISRAEL — 0.14%
Israel Chemicals Ltd.	198,116	890,941
Mizrahi Tefahot Bank Ltd.	141,328	2,588,990
Nice Ltd.[a]	50,808	4,821,104
Teva Pharmaceutical Industries Ltd. ADR NVS[b]	187,464	3,370,603

		11,671,638
ITALY — 0.88%
Assicurazioni Generali SpA	182,792	3,697,015
Atlantia SpA	136,072	4,521,058
CNH Industrial NV	324,704	4,017,225
Davide Campari-Milano SpA NVS	272,728	2,049,551
Enel SpA	1,019,664	6,489,951
Eni SpA	421,064	8,241,414
Ferrari NV	27,448	3,384,249
Fiat Chrysler Automobiles NVa	217,832	4,887,336
Intesa Sanpaolo SpA	2,468,568	9,415,823
Leonardo SpA	149,247	1,732,876
Luxottica Group SpA	42,632	2,666,052
Mediobanca Banca di Credito Finanziario SpA	313,608	3,813,638
Recordati SpA	49,056	1,757,338
Snam SpA	868,408	4,181,102
Telecom Italia SpA/Milano[a]	2,358,776	2,331,765
Tenaris SA	90,520	1,702,832
Terna Rete Elettrica Nazionale SpA	296,672	1,783,950
UniCredit SpA	356,824	7,748,852

		74,422,027

257

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI ETF

April 30, 2018

Security	Shares	Value
JAPAN — 7.96%
Acom Co. Ltd.[b]	350,400	$1,588,288
Aisin Seiki Co. Ltd.	58,400	3,170,171
Ajinomoto Co. Inc.	175,200	3,211,800
Alps Electric Co. Ltd.[b]	58,400	1,295,821
Asahi Group Holdings Ltd.	175,200	8,863,671
Asics Corp.	116,800	2,211,648
Astellas Pharma Inc.	584,000	8,568,535
Bandai Namco Holdings Inc.	116,800	3,965,383
Bridgestone Corp.	177,600	7,448,082
Canon Inc.	233,600	8,090,875
Casio Computer Co. Ltd.	116,800	1,743,061
Central Japan Railway Co.	58,400	11,725,364
Chugoku Electric Power Co. Inc. (The)	175,200	2,193,502
Concordia Financial Group Ltd.	584,000	3,399,662
Dai-ichi Life Holdings Inc.	233,600	4,641,045
Daiichi Sankyo Co. Ltd.	233,600	8,005,483
Daikin Industries Ltd.	58,400	6,834,014
Daiwa House Industry Co. Ltd.	175,200	6,420,398
Daiwa House REIT Investment Corp.	1,168	2,785,908
Daiwa Securities Group Inc.	584,000	3,590,192
Denso Corp.	175,200	9,215,912
East Japan Railway Co.	116,800	11,197,002
Eisai Co. Ltd.	58,400	3,920,018
FANUC Corp.	58,400	12,573,946
Fast Retailing Co. Ltd.	9,000	3,965,182
FUJIFILM Holdings Corp.	175,200	7,052,831
Fujitsu Ltd.	584,000	3,553,901
Hitachi Ltd.	1,168,000	8,556,260
Honda Motor Co. Ltd.	350,400	12,062,662
Hoya Corp.	116,800	6,257,086
ITOCHU Corp.	292,000	5,854,677
Japan Post Holdings Co. Ltd.	292,000	3,549,098
Japan Tobacco Inc.	233,600	6,268,827
JFE Holdings Inc.	116,800	2,406,448
JTEKT Corp.	82,700	1,341,490
JXTG Holdings Inc.	817,680	5,338,365
Kakaku.com Inc.	116,800	2,231,929
Kansai Electric Power Co. Inc. (The)	175,200	2,449,678
Kao Corp.	175,200	12,576,614
KDDI Corp.	350,400	9,404,842
Keikyu Corp.[b]	292,000	5,355,668
Keyence Corp.	20,000	12,240,347
Kintetsu Group Holdings Co. Ltd.	116,800	4,755,257
Kirin Holdings Co. Ltd.	175,200	4,920,170
Komatsu Ltd.	233,600	8,005,483
Kubota Corp.	175,200	2,961,228
Kyocera Corp.	116,800	7,469,650
Kyushu Electric Power Co. Inc.	233,600	2,886,244
Lion Corp.	58,400	1,260,597
Marubeni Corp.	584,000	4,398,746
Mazda Motor Corp.	116,800	1,624,046
MINEBEA MITSUMI Inc.	58,400	1,172,536
MISUMI Group Inc.	58,400	1,617,108
Mitsubishi Chemical Holdings Corp.	700,800	6,657,360

Security	Shares	Value
Mitsubishi Corp.	292,000	$8,077,533
Mitsubishi Electric Corp.	467,200	7,175,048
Mitsubishi Estate Co. Ltd.	116,800	2,137,464
Mitsubishi Heavy Industries Ltd.	116,800	4,617,563
Mitsubishi Motors Corp.	175,200	1,306,495
Mitsubishi UFJ Financial Group Inc.	2,452,800	16,434,937
Mitsui & Co. Ltd.	408,800	7,383,991
Mitsui Fudosan Co. Ltd.	185,400	4,763,556
Mizuho Financial Group Inc.	4,672,000	8,470,869
MS&AD Insurance Group Holdings Inc.	116,800	3,919,485
Murata Manufacturing Co. Ltd.	58,400	7,391,729
NEC Corp.	59,200	1,625,734
Nidec Corp.	58,700	9,194,590
Nintendo Co. Ltd.	10,100	4,261,522
Nippon Prologis REIT Inc.	1,168	2,458,217
Nippon Steel & Sumitomo Metal Corp.	175,534	3,825,895
Nippon Telegraph & Telephone Corp.	175,200	8,333,708
Nissan Motor Co. Ltd.	584,000	6,145,543
Nitto Denko Corp.	58,400	4,349,646
Nomura Holdings Inc.	728,400	4,207,646
Nomura Real Estate Master Fund Inc.	2,336	3,259,833
NTT DOCOMO Inc.	315,820	8,182,314
Olympus Corp.	58,400	2,180,160
Ono Pharmaceutical Co. Ltd.	116,800	2,705,320
ORIX Corp.	350,400	6,161,020
Otsuka Holdings Co. Ltd.	58,400	3,059,162
Panasonic Corp.	467,200	6,967,973
Rakuten Inc.	292,000	2,081,959
Recruit Holdings Co. Ltd.	175,200	4,045,971
Resona Holdings Inc.	584,000	3,322,809
SBI Holdings Inc./Japan	116,830	2,954,248
Secom Co. Ltd.	58,400	4,377,398
Seven & i Holdings Co. Ltd.	175,200	7,693,269
Seven Bank Ltd.	408,800	1,374,808
Shin-Etsu Chemical Co. Ltd.	116,800	11,746,712
Shionogi & Co. Ltd.	58,400	3,006,859
Shiseido Co. Ltd.	116,800	7,591,333
SoftBank Group Corp.	175,200	13,610,923
Sompo Holdings Inc.	58,400	2,449,678
Sony Corp.	292,000	14,409,870
Start Today Co. Ltd.	58,400	1,686,488
Subaru Corp.	116,900	3,930,318
Sumitomo Chemical Co. Ltd.	584,000	3,356,966
Sumitomo Corp.	431,900	7,773,608
Sumitomo Electric Industries Ltd.	292,000	4,481,736
Sumitomo Mitsui Financial Group Inc.	233,600	9,713,320
Sumitomo Mitsui Trust Holdings Inc.	116,808	4,959,470
Suruga Bank Ltd.	116,800	1,588,288
Suzuki Motor Corp.	116,800	6,288,040
T&D Holdings Inc.	233,600	3,968,585
Takeda Pharmaceutical Co. Ltd.	175,200	7,398,668
TDK Corp.	58,400	5,043,454
Terumo Corp.	116,800	6,617,866
Tohoku Electric Power Co. Inc.	233,600	3,012,196
Tokio Marine Holdings Inc.	175,200	8,280,872
Tokyo Electric Power Co. Holdings Inc.[a]	408,800	1,946,400
Tokyo Electron Ltd.	58,400	11,237,030
Tokyo Gas Co. Ltd.	116,800	3,129,610
Toray Industries Inc.	584,000	5,454,403
Toshiba Corp.[a]	1,168,000	3,127,475

258

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI ETF

April 30, 2018

Security	Shares	Value
Toyota Motor Corp.	525,600	$34,492,425
Unicharm Corp.[b]	58,400	1,641,124
USS Co. Ltd.	233,600	4,912,164
Yaskawa Electric Corp.[b]	116,800	4,771,268

		670,928,675
MALAYSIA — 0.25%
AirAsia Group Bhd	1,518,400	1,489,955
Alliance Bank Malaysia Bhd	1,248,900	1,384,660
CIMB Group Holdings Bhd	884,900	1,623,877
DiGi.Com Bhd[b]	934,400	1,102,656
Genting Bhd	234,000	532,591
Genting Plantations Bhd[b]	350,400	884,149
Hong Leong Bank Bhd	141,100	683,293
Hong Leong Financial Group Bhd	292,000	1,449,767
IHH Healthcare Bhd[b]	1,635,200	2,533,966
IOI Properties Group Bhd[b]	1,310,618	521,107
Malaysia Airports Holdings Bhd	352,200	808,799
Maxis Bhd[b]	577,000	857,375
Petronas Gas Bhd	175,200	795,734
PPB Group Bhd[b]	292,000	1,431,905
Public Bank Bhd	417,270	2,531,165
RHB Bank Bhd New[c]	146,400	—
Sapura Energy Bhd[b]	2,102,400	342,943
Telekom Malaysia Bhd[b]	759,200	1,025,554
Tenaga Nasional Bhd	233,600	943,093
YTL Power International Bhd[b]	408,852	95,870

		21,038,459
MEXICO — 0.34%
Alfa SAB de CV Class A	1,007,600	1,288,057
America Movil SAB de CV Series L NVS	5,956,800	5,489,904
Cemex SAB de CV CPO[a]	4,185,654	2,607,377
Fomento Economico Mexicano SAB de CV	642,400	6,183,162
Gentera SAB de CVb	1,284,800	1,022,660
Grupo Financiero Banorte SAB de CV Class O	529,200	3,297,119
Grupo Mexico SAB de CV Class B	759,228	2,513,088
Grupo Televisa SAB CPO	467,200	1,669,589
Mexichem SAB de CV	357,723	1,112,662
Wal-Mart de Mexico SAB de CV	1,401,600	3,878,212

		29,061,830
NETHERLANDS — 1.24%
Aegon NV	364,416	2,682,229
AerCap Holdings NVa,b	25,696	1,339,532
Akzo Nobel NV	76,150	6,891,128
Altice NV Class Aa,b	105,120	1,008,173
ArcelorMittal[a]	137,240	4,658,524
ASML Holding NV	66,576	12,668,840
Heineken NV	56,064	5,913,395
ING Groep NV	665,213	11,232,650
Koninklijke Ahold Delhaize NV	212,965	5,147,370
Koninklijke DSM NV	32,704	3,391,001
Koninklijke KPN NV	806,504	2,511,074

Security	Shares	Value
Koninklijke Philips NV	229,630	$9,768,621
NN Group NV	61,904	2,968,509
NXP Semiconductors NVa	62,984	6,607,022
RELX NV	433,328	9,222,273
Unilever NV CVA	249,952	14,329,513
Wolters Kluwer NV	73,584	3,985,573

		104,325,427
NEW ZEALAND — 0.02%
Auckland International Airport Ltd.	333,169	1,497,711

		1,497,711
NORWAY — 0.23%
DNB ASA	182,208	3,424,176
Orkla ASA	550,364	5,107,171
Statoil ASA	208,552	5,349,757
Telenor ASA	210,240	4,666,110
Yara International ASA	18,111	766,390

		19,313,604
PAKISTAN — 0.01%
Habib Bank Ltd.	116,800	196,772
Lucky Cement Ltd.	29,200	167,059
MCB Bank Ltd.	58,400	105,536
Oil & Gas Development Co. Ltd.	116,800	168,505
United Bank Ltd./Pakistan	140,800	245,002

		882,874
PERU — 0.08%
Cia. de Minas Buenaventura SAA ADR NVS	165,272	2,636,088
Credicorp Ltd.	18,689	4,345,006

		6,981,094
PHILIPPINES — 0.15%
Aboitiz Equity Ventures Inc.	531,440	717,323
Aboitiz Power Corp.	1,479,500	1,086,407
Ayala Land Inc.	1,576,800	1,243,170
Bank of the Philippine Islands	935,984	1,899,116
BDO Unibank Inc.	1,052,035	2,677,379
Jollibee Foods Corp.	462,230	2,545,639
Metropolitan Bank & Trust Co.	58,539	96,152
Security Bank Corp.	169,360	683,992
SM Prime Holdings Inc.	2,874,725	1,902,614

		12,851,792
POLAND — 0.14%
Alior Bank SAa	104,869	2,126,562
Bank Millennium SAa	759,200	1,852,632
Bank Polska Kasa Opieki SA	21,608	720,935
CCC SA	12,848	949,734
Cyfrowy Polsat SA	154,760	1,133,398
KGHM Polska Miedz SA	21,608	577,488
mBank SAa	9,344	1,145,148

259

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI ETF

April 30, 2018

Security	Shares	Value
Polski Koncern Naftowy ORLEN SA	21,024	$538,238
Powszechna Kasa Oszczednosci Bank Polski SAa	201,292	2,403,727

		11,447,862
PORTUGAL — 0.06%
Banco Espirito Santo SA Registered[a,c]	1	—
EDP — Energias de Portugal SA	744,600	2,767,247
Jeronimo Martins SGPS SA	143,080	2,513,518

		5,280,765
QATAR — 0.07%
Ezdan Holding Group QSC[a]	192,720	590,464
Masraf Al Rayan QSC	196,224	1,908,180
Ooredoo QPSC	37,960	821,699
Qatar Insurance Co. SAQ	63,336	631,491
Qatar National Bank QPSC	41,979	1,732,489

		5,684,323
RUSSIA — 0.41%
Lukoil PJSC ADR NVS	124,392	8,196,189
Magnit PJSC GDR NVS[e]	100,448	1,907,507
MMC Norilsk Nickel PJSC ADR NVS	70,193	1,196,089
Mobile TeleSystems PJSC ADR NVS	252,288	2,649,024
Novatek PJSC GDR NVS[e]	44,968	5,710,936
Sberbank of Russia PJSC ADR	435,664	6,491,393
Surgutneftegas OJSC ADR NVS	261,283	1,204,515
Tatneft PJSC ADR NVS	108,624	7,006,248

		34,361,901
SINGAPORE — 0.43%
Ascendas REIT	1,879,399	3,789,884
CapitaLand Ltd.	2,277,600	6,467,864
CapitaLand Mall Trust	1,752,000	2,778,747
DBS Group Holdings Ltd.	292,000	6,801,314
Genting Singapore PLC	1,752,000	1,548,159
Hutchison Port Holdings Trust[b]	1,752,000	586,920
Keppel Corp. Ltd.	530,000	3,278,351
Oversea-Chinese Banking Corp. Ltd.[b]	525,600	5,478,101
Singapore Press Holdings Ltd.[b]	236,000	484,816
Singapore Telecommunications Ltd.	1,868,800	4,968,223

		36,182,379
SOUTH AFRICA — 0.79%
Bid Corp. Ltd.	71,248	1,635,700
Brait SEa,b	187,684	650,984
Capitec Bank Holdings Ltd.	37,376	2,662,000
FirstRand Ltd.	988,128	5,300,094
Fortress REIT Ltd. Series B	366,168	510,369
Gold Fields Ltd.	171,112	642,437
Growthpoint Properties Ltd.	824,024	1,920,825
MMI Holdings Ltd./South Africa	940,240	1,675,806

Security	Shares	Value
Mr. Price Group Ltd.	122,640	$2,691,670
MTN Group Ltd.	314,201	3,152,140
Naspers Ltd. Class N	89,352	21,897,834
PSG Group Ltd.	81,760	1,473,596
Redefine Properties Ltd.	1,916,688	1,839,345
Sanlam Ltd.	883,592	5,606,434
Sappi Ltd.	335,800	2,149,228
Sasol Ltd.	116,887	4,194,402
Shoprite Holdings Ltd.	26,280	524,179
Standard Bank Group Ltd.	389,556	6,687,866
Steinhoff International Holdings NV Class Hb	680,944	104,729
Woolworths Holdings Ltd./South Africa	269,808	1,388,618

		66,708,256
SOUTH KOREA — 1.81%
Amorepacific Corp.	9,928	3,244,110
AMOREPACIFIC Group	14,600	1,954,777
BGF retail Co. Ltd.	4,256	761,103
Celltrion Inc.[a,b]	20,871	5,295,671
CJ CheilJedang Corp.	4,088	1,312,845
CJ Corp.	3,504	533,121
CJ E&M Corp.	14,600	1,237,114
Coway Co. Ltd.	17,520	1,435,326
Doosan Heavy Industries & Construction Co. Ltd.[a]	40,296	675,341
GS Engineering & Construction Corp.[b]	44,152	1,686,627
GS Retail Co. Ltd.	16,936	589,878
Hana Financial Group Inc.	49,929	2,232,208
Hankook Tire Co. Ltd.	15,768	730,048
Hanmi Pharm Co. Ltd.	3,578	1,561,114
Hanmi Science Co. Ltd.[b]	13,716	999,115
Hanssem Co. Ltd.	5,256	573,310
Hanwha Corp.	59,568	2,228,118
Hyundai Development Co. Engineering & Construction	14,208	617,248
Hyundai Engineering & Construction Co. Ltd.	13,437	800,143
Hyundai Glovis Co. Ltd.	4,672	737,074
Hyundai Heavy Industries Co. Ltd.[a]	15,374	1,720,138
Hyundai Heavy Industries Holdings Co. Ltd.[a]	2,724	1,077,562
Hyundai Marine & Fire Insurance Co. Ltd.	26,280	941,164
Hyundai Mobis Co. Ltd.	10,512	2,440,875
Hyundai Motor Co.	26,280	3,936,894
Hyundai Steel Co.	9,344	530,168
KB Financial Group Inc.	57,735	3,308,255
KCC Corp.	3,504	1,282,771
Kia Motors Corp.	40,296	1,248,816
Korea Aerospace Industries Ltd.[a,b]	35,624	1,440,903
Korea Electric Power Corp.	46,136	1,617,708
Korea Zinc Co. Ltd.	2,336	948,135
KT Corp.	49,140	1,253,748
KT&G Corp.	19,992	1,830,642
LG Chem Ltd.	8,176	2,755,826
LG Corp.	14,605	1,108,998
LG Display Co. Ltd.	68,912	1,513,025
LG Electronics Inc.[b]	16,956	1,619,317
LG Household & Health Care Ltd.	1,752	2,247,311
Lotte Chemical Corp.	8,176	3,169,200
Lotte Corp.[a]	14,600	889,902
Lotte Shopping Co. Ltd.	2,050	491,363
Mirae Asset Daewoo Co. Ltd.	134,904	1,235,299
NAVER Corp.	4,984	3,341,177

260

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI ETF

April 30, 2018

Security	Shares	Value
NCSoft Corp.	3,504	$1,181,068
OCI Co. Ltd.	16,936	2,473,682
Orion Corp./Republic of Korea	7,814	910,859
Ottogi Corp.[b]	1,168	868,304
POSCO	10,796	3,765,283
Samsung C&T Corp.	11,104	1,455,512
Samsung Electronics Co. Ltd.	18,104	44,918,871
Samsung Fire & Marine Insurance Co. Ltd.	9,344	2,340,265
Samsung SDI Co. Ltd.	16,936	2,909,748
Shinhan Financial Group Co. Ltd.	68,867	3,072,434
SK Holdings Co. Ltd.	8,760	2,411,348
SK Hynix Inc.	106,872	8,455,301
SK Innovation Co. Ltd.	25,112	4,620,110
SK Telecom Co. Ltd.	6,424	1,374,359
Woori Bank	61,320	921,479

		152,832,111
SPAIN — 1.06%
ACS Actividades de Construccion y Servicios SA	111,142	4,703,888
Amadeus IT Group SA	85,264	6,253,065
Banco Bilbao Vizcaya Argentaria SA	1,138,216	9,255,041
Banco de Sabadell SA	1,631,700	3,206,513
Banco Santander SA	2,836,631	18,414,430
Bankia SAb	484,136	2,133,250
CaixaBank SA	680,944	3,322,950
Ferrovial SA	117,394	2,515,450
Grifols SA	117,174	3,305,649
Iberdrola SA	1,049,962	8,139,103
Industria de Diseno Textil SA	241,192	7,512,498
International Consolidated Airlines Group SA	249,952	2,165,885
Red Electrica Corp. SA	194,884	4,068,727
Repsol SA	346,064	6,627,111
Siemens Gamesa Renewable Energy SAb	63,072	1,087,044
Telefonica SA	621,222	6,329,472

		89,040,076
SWEDEN — 0.85%
Assa Abloy AB Class B	98,112	2,067,051
Atlas Copco AB Class A	266,888	10,503,964
Boliden AB	129,648	4,519,811
Electrolux AB Series B	29,200	772,499
Essity AB Class B	73,407	1,872,328
Hennes & Mauritz AB Class B	200,312	3,432,545
Hexagon AB Class B	39,128	2,273,479
Investor AB Class B	86,074	3,771,583
Lundin Petroleum ABa	82,344	2,281,107
Millicom International Cellular SA SDR	15,768	1,053,244
Nordea Bank AB	638,313	6,525,496
Sandvik AB	359,744	6,171,978
Skandinaviska Enskilda Banken AB Class A	285,379	2,692,871
SKF AB Class B	74,547	1,518,139
Svenska Handelsbanken AB Class A	429,824	4,817,883
Swedbank AB Class A	169,944	3,711,633
Telefonaktiebolaget LM Ericsson Class B	661,672	5,085,710
Telia Co. AB	443,262	2,189,186
Volvo AB Class B	372,008	6,348,347

		71,608,854

Security	Shares	Value
SWITZERLAND — 2.50%
ABB Ltd. Registered	425,272	$9,984,161
Adecco Group AG Registered	28,616	1,906,192
Barry Callebaut AG Registered	1,752	3,162,768
Cie. Financiere Richemont SA Registered	109,950	10,502,952
Credit Suisse Group AG Registered	374,718	6,357,601
Geberit AG Registered	7,008	3,005,957
Givaudan SA Registered	2,920	6,545,590
Julius Baer Group Ltd.	80,694	4,829,086
Kuehne + Nagel International AG Registered	5,256	822,992
LafargeHolcim Ltd. Registered	93,440	5,225,617
Lonza Group AG Registered	29,784	7,347,462
Nestle SA Registered	558,888	43,462,166
Novartis AG Registered	399,456	30,950,879
Partners Group Holding AG	2,920	2,143,025
Roche Holding AG NVS	124,976	27,882,563
Schindler Holding AG Participation Certificates NVS	4,088	849,068
Schindler Holding AG Registered	4,672	939,686
SGS SA Registered	1,168	2,851,860
Sika AG Bearer	584	4,265,401
Sonova Holding AG Registered	11,680	1,937,424
Swatch Group AG (The) Bearer	7,592	3,669,837
Swiss Prime Site AG Registered	11,124	1,045,649
Swiss Re AG	77,672	7,427,449
Swisscom AG Registered	4,088	1,969,872
UBS Group AG Registered	627,097	10,623,716
Vifor Pharma AG	17,520	2,783,130
Zurich Insurance Group AG	25,722	8,252,659

		210,744,762
TAIWAN — 1.31%
Acer Inc.	2,920,000	2,250,216
ASE Industrial Holding Co. Ltd.	1,500,873	4,073,483
Cathay Financial Holding Co. Ltd.	1,168,000	2,112,044
Chang Hwa Commercial Bank Ltd.	3,059,861	1,768,497
China Airlines Ltd.[a]	4,088,000	1,499,157
China Development Financial Holding Corp.	10,512,000	3,997,093
China Steel Corp.	1,793,305	1,424,388
Chunghwa Telecom Co. Ltd.	1,752,140	6,691,965
CTBC Financial Holding Co. Ltd.	3,006,142	2,159,110
E.Sun Financial Holding Co. Ltd.	1,315,024	933,382
Eva Airways Corp.	3,135,639	1,690,414
Far EasTone Telecommunications Co. Ltd.	584,000	1,547,517
First Financial Holding Co. Ltd.	1,818,562	1,253,905
Formosa Plastics Corp.	602,160	2,126,839
Formosa Taffeta Co. Ltd.	584,000	663,221
Highwealth Construction Corp.	584,000	904,034
Hon Hai Precision Industry Co. Ltd.	3,067,500	8,594,993
HTC Corp.[a]	584,000	1,194,193
Hua Nan Financial Holdings Co. Ltd.	3,080,924	1,869,183
MediaTek Inc.	584,000	6,711,169
Mega Financial Holding Co. Ltd.	1,243,287	1,103,080
Nan Ya Plastics Corp.	589,830	1,626,760
SinoPac Financial Holdings Co. Ltd.	3,621,963	1,309,888
Taishin Financial Holding Co. Ltd.	1,214,861	593,336

261

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI ETF

April 30, 2018

Security	Shares	Value
Taiwan Business Bank	16,352,978	$5,040,784
Taiwan Cooperative Financial Holding Co. Ltd.	4,494,832	2,620,650
Taiwan Mobile Co. Ltd.	584,000	2,161,391
Taiwan Semiconductor Manufacturing Co. Ltd.	4,672,000	35,845,538
Uni-President Enterprises Corp.	1,372,600	3,321,723
United Microelectronics Corp.	6,424,000	3,474,017

		110,561,970
THAILAND — 0.25%
Bangkok Dusit Medical Services PCL NVDR	2,978,400	2,123,384
Bangkok Expressway & Metro PCL NVDR	10,745,600	2,638,733
Central Pattana PCL NVDR	1,485,500	3,800,828
Charoen Pokphand Foods PCL NVDR	2,219,200	1,715,731
Energy Absolute PCL NVDR[b]	2,628,000	2,997,719
Glow Energy PCL NVDR	934,400	2,553,612
Indorama Ventures PCL NVDR	1,810,433	3,456,229
Kasikornbank PCL NVDR	233,623	1,447,189

		20,733,425
TURKEY — 0.11%
Akbank Turk AS	302,512	629,544
Anadolu Efes Biracilik Ve Malt Sanayii AS	79,642	521,902
Arcelik AS	115,723	514,672
BIM Birlesik Magazalar AS	48,214	817,749
Coca-Cola Icecek AS	66,652	589,256
Emlak Konut Gayrimenkul Yatirim Ortakligi ASa,b	1,065,800	637,081
TAV Havalimanlari Holding AS	120,661	646,454
Turk Hava Yollari AOa	442,759	1,819,938
Turkiye Garanti Bankasi AS	554,800	1,256,923
Turkiye Sise ve Cam Fabrikalari AS	1,014,833	1,125,859
Turkiye Vakiflar Bankasi TAO Class D	529,104	777,013

		9,336,391
UNITED ARAB EMIRATES — 0.06%
Abu Dhabi Commercial Bank PJSC	526,184	1,007,057
Aldar Properties PJSC	2,373,376	1,356,898
DP World Ltd.	63,331	1,409,115
Emaar Properties PJSC	944,328	1,488,548

		5,261,618
UNITED KINGDOM — 5.90%
3i Group PLC	486,472	6,309,116
Anglo American PLC	266,888	6,283,722
Antofagasta PLC	90,520	1,212,366
Aptiv PLC	52,165	4,412,116
Ashtead Group PLC	93,440	2,616,462
Associated British Foods PLC	46,136	1,718,268
AstraZeneca PLC	239,440	16,829,318
Auto Trader Group PLC[d]	387,192	1,882,545
Aviva PLC	540,883	3,940,971
BAE Systems PLC	696,178	5,858,760
Barclays PLC	2,798,257	7,987,785
Barratt Developments PLC	167,608	1,288,170

Security	Shares	Value
Berkeley Group Holdings PLC	19,272	$1,080,883
BHP Billiton PLC	339,304	7,215,734
BP PLC	3,350,992	24,831,326
British American Tobacco PLC	429,377	23,650,178
British Land Co. PLC (The)	176,952	1,638,805
BT Group PLC	1,506,151	5,174,832
Burberry Group PLC	89,936	2,258,830
Capita PLC	125,560	331,267
Carnival PLC	77,476	5,042,121
Centrica PLC	1,373,568	2,909,717
Coca-Cola HBC AGa	88,768	2,988,146
Compass Group PLC	420,742	9,040,339
Diageo PLC	396,060	14,123,335
Experian PLC	362,080	8,313,509
Ferguson PLC	85,505	6,571,582
Fresnillo PLC	101,032	1,774,244
G4S PLC	297,840	1,062,085
GlaxoSmithKline PLC	902,360	18,163,234
Glencore PLC	2,159,048	10,428,991
HSBC Holdings PLC	3,393,040	33,900,864
Imperial Brands PLC	175,914	6,310,576
Intertek Group PLC	36,792	2,483,604
J Sainsbury PLC	624,741	2,658,904
Johnson Matthey PLC	81,176	3,682,947
Kingfisher PLC	290,832	1,216,954
Land Securities Group PLC	302,896	4,123,543
Legal & General Group PLC	2,069,968	7,697,889
Lloyds Banking Group PLC	10,901,528	9,708,839
London Stock Exchange Group PLC	43,800	2,594,101
Marks & Spencer Group PLC	606,776	2,404,432
Mediclinic International PLC[b]	58,400	539,734
Micro Focus International PLC	101,032	1,743,630
National Grid PLC	657,350	7,630,718
Next PLC	26,864	1,944,779
Old Mutual PLC	1,445,984	5,010,930
Pearson PLC[b]	254,276	2,920,193
Persimmon PLC	48,472	1,812,613
Prudential PLC	503,635	13,003,061
Randgold Resources Ltd.	30,372	2,454,753
Reckitt Benckiser Group PLC	106,411	8,357,146
RELX PLC	319,448	6,839,670
Rio Tinto PLC	224,256	12,188,363
Rolls-Royce Holdings PLC	408,800	4,729,709
Rolls-Royce Holdings PLC New[a,c]	29,024,800	39,977
Royal Bank of Scotland Group PLC[a]	507,496	1,888,697
Royal Dutch Shell PLC Class A	697,739	24,323,686
Royal Dutch Shell PLC Class B	713,064	25,550,334
RSA Insurance Group PLC	248,784	2,252,664
Severn Trent PLC	34,456	920,684
Shire PLC	182,792	9,733,371
Sky PLC	237,737	4,512,220
Smith & Nephew PLC	313,753	6,032,781
SSE PLC	243,014	4,622,418
St. James’s Place PLC	68,912	1,078,719
Standard Chartered PLC	648,240	6,848,184
Standard Life Aberdeen PLC	895,541	4,505,877
Taylor Wimpey PLC	776,136	2,049,828
Tesco PLC	1,438,421	4,673,672
Unilever PLC	259,382	14,567,266
Vedanta Ltd. ADR NVS	326,456	5,784,800

262

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI ETF

April 30, 2018

Security	Shares	Value
Vodafone Group PLC	5,027,656	$14,652,963
Weir Group PLC (The)	59,568	1,752,502
Wm Morrison Supermarkets PLC	803,584	2,690,670
WPP PLC	347,480	5,970,554

		497,348,576
UNITED STATES — 51.77%
3M Co.	117,384	22,818,276
Abbott Laboratories	328,208	19,078,731
AbbVie Inc.	284,992	27,515,978
Accenture PLC Class A	130,816	19,779,379
Activision Blizzard Inc.	122,640	8,137,164
Acuity Brands Inc.	9,344	1,119,131
Adobe Systems Inc.[a]	104,536	23,165,178
Advance Auto Parts Inc.	18,104	2,072,003
Advanced Micro Devices Inc.[a]	150,088	1,632,957
AES Corp./VA	310,261	3,797,595
Aetna Inc.	63,656	11,397,607
Aflac Inc.	187,220	8,531,615
AGCO Corp.	29,379	1,841,476
Agilent Technologies Inc.	60,152	3,954,392
Air Products & Chemicals Inc.	50,224	8,150,853
Akamai Technologies Inc.[a]	43,895	3,145,077
Albemarle Corp.	21,608	2,095,112
Alexion Pharmaceuticals Inc.[a]	44,384	5,220,890
Align Technology Inc.[a]	14,600	3,647,810
Alkermes PLC[a]	27,448	1,215,123
Alleghany Corp.	1,908	1,096,470
Allergan PLC	65,408	10,049,939
Alliance Data Systems Corp.	9,928	2,015,880
Alliant Energy Corp.	70,080	3,009,936
Allstate Corp. (The)	115,048	11,253,995
Alnylam Pharmaceuticals Inc.[a]	18,104	1,711,371
Alphabet Inc. Class Aa	52,560	53,536,565
Alphabet Inc. Class C NVS[a]	57,232	58,223,831
Altria Group Inc.	370,256	20,775,064
Amazon.com Inc.[a]	74,168	116,156,730
Ameren Corp.	47,304	2,772,960
American Electric Power Co. Inc.	137,839	9,645,973
American Express Co.	167,025	16,493,719
American International Group Inc.	179,872	10,072,832
American Tower Corp.	78,840	10,750,622
American Water Works Co. Inc.	56,064	4,854,021
Ameriprise Financial Inc.	39,128	5,486,137
AmerisourceBergen Corp.	29,200	2,644,936
AMETEK Inc.	19,272	1,345,186
Amgen Inc.	132,568	23,130,465
Amphenol Corp. Class A	85,264	7,137,449
Anadarko Petroleum Corp.	100,591	6,771,786
Analog Devices Inc.	62,488	5,458,327
Andeavor	26,280	3,635,050
Annaly Capital Management Inc.	240,024	2,489,049
Anthem Inc.	55,480	13,092,725
Aon PLC	36,208	5,158,554
Apache Corp.	70,664	2,893,691
Apple Inc.	957,176	158,182,906

Security	Shares	Value
Applied Materials Inc.	250,536	$12,444,123
Archer-Daniels-Midland Co.	133,183	6,043,845
Arconic Inc.	80,929	1,441,346
Arista Networks Inc.[a]	9,928	2,626,452
AT&T Inc.	1,071,640	35,042,628
Autodesk Inc.[a]	44,968	5,661,471
Autoliv Inc.	18,688	2,505,126
Automatic Data Processing Inc.	102,200	12,067,776
AutoZone Inc.[a]	5,256	3,282,477
AvalonBay Communities Inc.	22,192	3,617,296
Baker Hughes a GE Co.	85,462	3,086,033
Bank of America Corp.	1,840,215	55,059,233
Bank of New York Mellon Corp. (The)	201,519	10,984,801
Baxter International Inc.	99,163	6,891,829
BB&T Corp.	140,744	7,431,283
Becton Dickinson and Co.	62,081	14,394,721
Berkshire Hathaway Inc. Class Ba	214,912	41,634,902
Best Buy Co. Inc.	59,568	4,558,739
Biogen Inc.[a]	40,880	11,184,768
BioMarin Pharmaceutical Inc.[a]	30,952	2,584,802
BlackRock Inc.[f]	22,192	11,573,128
Boeing Co. (The)	106,288	35,453,425
Booking Holdings Inc.[a]	8,395	18,284,310
BorgWarner Inc.	46,720	2,286,477
Boston Properties Inc.	37,015	4,493,991
Boston Scientific Corp.[a]	346,312	9,946,081
Brighthouse Financial Inc.[a]	26,864	1,364,154
Bristol-Myers Squibb Co.	313,772	16,356,934
Broadcom Inc.	78,256	17,953,492
Brown-Forman Corp. Class B NVS	39,712	2,225,460
Bunge Ltd.	27,448	1,982,569
CA Inc.	160,016	5,568,557
Cabot Oil & Gas Corp.	115,632	2,764,761
Capital One Financial Corp.	100,591	9,115,556
Cardinal Health Inc.	83,512	5,358,965
CarMax Inc.[a]	35,040	2,190,000
Carnival Corp.	51,392	3,240,780
Caterpillar Inc.	102,919	14,857,387
CBRE Group Inc. Class Aa	61,320	2,778,409
CBS Corp. Class B NVS	108,040	5,315,568
Celanese Corp. Series A	18,104	1,967,362
Celgene Corp.[a]	144,832	12,614,867
Centene Corp.[a]	30,952	3,360,768
CenturyLink Inc.	180,840	3,360,007
Cerner Corp.[a]	46,720	2,721,440
CF Industries Holdings Inc.	55,480	2,152,624
CH Robinson Worldwide Inc.	48,472	4,460,878
Charles Schwab Corp. (The)	250,536	13,949,845
Charter Communications Inc. Class Aa	35,624	9,664,435
Chemours Co. (The)	45,552	2,205,172
Cheniere Energy Inc.[a]	60,736	3,532,406
Chevron Corp.	325,288	40,696,782
Chipotle Mexican Grill Inc.[a]	5,840	2,472,247
Chubb Ltd.	83,583	11,339,706
Church & Dwight Co. Inc.	73,822	3,410,576
Cigna Corp.	55,480	9,532,574
Cisco Systems Inc.	902,280	39,961,981
CIT Group Inc.	43,216	2,288,287
Citigroup Inc.	509,248	34,766,361
Citizens Financial Group Inc.	108,040	4,482,580

263

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI ETF

April 30, 2018

Security	Shares	Value
Citrix Systems Inc.[a]	33,288	$3,425,668
Clorox Co. (The)	26,435	3,098,182
CME Group Inc.	58,677	9,252,189
CMS Energy Corp.	68,328	3,224,398
Coca-Cola Co. (The)	694,990	30,030,518
Cognizant Technology Solutions Corp. Class A	138,408	11,324,543
Colgate-Palmolive Co.	183,961	11,999,776
Comcast Corp. Class A	893,520	28,047,593
Comerica Inc.	54,896	5,192,064
Conagra Brands Inc.	146,000	5,412,220
Concho Resources Inc.[a]	28,032	4,406,911
ConocoPhillips	207,904	13,617,712
Consolidated Edison Inc.	50,808	4,071,245
Constellation Brands Inc. Class A	33,288	7,760,431
Corning Inc.	295,504	7,984,518
Costco Wholesale Corp.	82,344	16,234,943
Coty Inc. Class A	84,096	1,459,066
Crown Castle International Corp.	54,896	5,537,360
CSX Corp.	186,296	11,064,119
Cummins Inc.	33,419	5,342,361
CVS Health Corp.	192,839	13,465,947
Danaher Corp.	141,328	14,178,025
Deere & Co.	59,568	8,061,337
Dell Technologies Inc. Class Va	57,232	4,107,541
Delta Air Lines Inc.	44,968	2,348,229
Devon Energy Corp.	96,944	3,521,976
Digital Realty Trust Inc.	31,536	3,333,040
Discover Financial Services	56,648	4,036,170
DISH Network Corp. Class Aa	35,624	1,195,185
Dollar General Corp.	50,224	4,848,123
Dollar Tree Inc.[a]	40,880	3,919,983
Dominion Energy Inc.	137,824	9,173,565
Domino’s Pizza Inc.[b]	9,928	2,399,895
Dover Corp.	70,080	6,496,416
DowDuPont Inc.	392,522	24,823,091
DR Horton Inc.	110,960	4,897,774
Dr Pepper Snapple Group Inc.	72,062	8,644,558
DTE Energy Co.	28,032	2,954,573
Duke Energy Corp.	149,504	11,984,241
Duke Realty Corp.	86,432	2,342,307
DXC Technology Co.	58,984	6,078,891
Eaton Corp. PLC	105,120	7,887,154
eBay Inc.[a]	215,141	8,149,541
Ecolab Inc.	58,400	8,454,568
Edison International	96,467	6,320,518
Edwards Lifesciences Corp.[a]	39,128	4,983,342
Electronic Arts Inc.[a]	56,648	6,683,331
Eli Lilly & Co.	186,390	15,110,637
Emerson Electric Co.	109,903	7,298,658
Entergy Corp.	53,204	4,340,914
Envision Healthcare Corp.[a]	29,200	1,085,364
EOG Resources Inc.	110,960	13,112,143
EQT Corp.	41,464	2,081,078
Equifax Inc.	22,776	2,552,051
Equinix Inc.	13,752	5,786,704
Equity Residential	63,072	3,892,173
Essex Property Trust Inc.	15,768	3,779,432

Security	Shares	Value
Estee Lauder Companies Inc. (The) Class A	32,120	$4,756,651
Eversource Energy	44,968	2,709,322
Exelon Corp.	169,944	6,743,378
Expedia Group Inc.	21,024	2,420,703
Expeditors International of Washington Inc.	94,024	6,004,373
Express Scripts Holding Co.[a]	122,056	9,239,639
Extra Space Storage Inc.	39,712	3,557,798
Exxon Mobil Corp.	738,606	57,426,617
F5 Networks Inc.[a]	20,615	3,362,100
Facebook Inc. Class Aa	425,736	73,226,592
Fastenal Co.	44,384	2,218,756
Federal Realty Investment Trust	13,432	1,556,097
FedEx Corp.	54,896	13,570,291
Fidelity National Information Services Inc.	43,800	4,159,686
Fifth Third Bancorp.	186,296	6,179,438
First Republic Bank/CA	52,560	4,881,247
FirstEnergy Corp.	99,864	3,435,322
FleetCor Technologies Inc.[a]	15,768	3,268,391
Fluor Corp.	67,390	3,972,641
FMC Corp.	23,944	1,909,055
FNF Group	53,144	1,957,294
Ford Motor Co.	588,270	6,612,155
Fortive Corp.	83,877	5,897,392
Franklin Resources Inc.	132,568	4,459,588
Freeport-McMoRan Inc.	253,456	3,855,066
Gap Inc. (The)	54,312	1,588,083
General Dynamics Corp.	58,984	11,874,069
General Electric Co.	1,562,200	21,980,154
General Mills Inc.	133,152	5,824,069
General Motors Co.	194,472	7,144,901
GGP Inc.	92,272	1,844,517
Gilead Sciences Inc.	233,016	16,830,746
Goldman Sachs Group Inc. (The)	73,000	17,398,090
Halliburton Co.	179,872	9,531,417
Hanesbrands Inc.	63,656	1,175,726
Harley-Davidson Inc.	35,040	1,441,195
Harris Corp.	23,360	3,653,971
Hartford Financial Services Group Inc. (The)	78,908	4,248,407
HCA Healthcare Inc.	51,002	4,882,931
HCP Inc.	91,104	2,128,189
Helmerich & Payne Inc.	35,040	2,437,032
Hershey Co. (The)	19,502	1,793,014
Hess Corp.	64,824	3,694,320
Hewlett Packard Enterprise Co.	356,824	6,083,849
HollyFrontier Corp.	51,976	3,154,423
Home Depot Inc. (The)	216,080	39,931,584
Honeywell International Inc.	121,543	17,584,841
Hormel Foods Corp.[b]	53,728	1,947,640
Host Hotels & Resorts Inc.[b]	93,440	1,827,686
HP Inc.	370,452	7,961,014
Humana Inc.	26,280	7,731,050
IDEXX Laboratories Inc.[a]	15,184	2,953,136
IHS Markit Ltd.[a]	64,824	3,184,803
Illinois Tool Works Inc.	85,848	12,192,133
Illumina Inc.[a]	30,368	7,316,562
Incyte Corp.[a]	35,040	2,170,378
Ingersoll-Rand PLC	82,928	6,956,830
Intel Corp.	832,200	42,958,164
Intercontinental Exchange Inc.	94,024	6,812,979
International Business Machines Corp.	163,520	23,703,859

264

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI ETF

April 30, 2018

Security	Shares	Value
International Flavors & Fragrances Inc.	12,848	$1,814,908
International Paper Co.	116,800	6,022,208
Intuit Inc.	61,904	11,439,240
Intuitive Surgical Inc.[a]	19,272	8,494,712
Jacobs Engineering Group Inc.	58,634	3,406,049
Jazz Pharmaceuticals PLC[a]	10,512	1,598,244
JM Smucker Co. (The)	19,856	2,265,172
Johnson & Johnson	489,392	61,903,194
Johnson Controls International PLC	205,568	6,962,588
JPMorgan Chase & Co.	644,736	70,134,382
Juniper Networks Inc.	125,007	3,073,922
Kansas City Southern	18,354	1,957,087
Kellogg Co.	84,680	4,987,652
KeyCorp.	202,648	4,036,748
Kimberly-Clark Corp.	78,426	8,120,228
Kimco Realty Corp.	106,288	1,542,239
Kinder Morgan Inc./DE	349,816	5,534,089
KLA-Tencor Corp.	25,112	2,554,895
Kohl’s Corp.	51,976	3,228,749
Kraft Heinz Co. (The)	91,809	5,176,191
Kroger Co. (The)	186,296	4,692,796
L Brands Inc.	44,968	1,569,833
L3 Technologies Inc.	32,704	6,406,060
Laboratory Corp. of America Holdings[a]	40,296	6,880,542
Lam Research Corp.	28,616	5,295,677
Las Vegas Sands Corp.	63,680	4,669,654
Leidos Holdings Inc.	29,910	1,921,119
Liberty Broadband Corp. Class C NVS[a]	35,624	2,525,385
Liberty Global PLC Series Aa	66,576	2,006,601
Liberty Global PLC Series C NVS[a]	75,920	2,209,272
Liberty Media Corp.-Liberty Formula One Class C NVS[a]	56,064	1,655,009
Lincoln National Corp.	76,150	5,379,236
LKQ Corp.[a]	66,576	2,065,188
Lockheed Martin Corp.	54,896	17,612,833
Lowe’s Companies Inc.	169,360	13,960,345
Lululemon Athletica Inc.[a]	29,200	2,914,160
LyondellBasell Industries NV Class A	68,328	7,224,319
M&T Bank Corp.	25,112	4,577,164
Macerich Co. (The)	34,456	1,985,355
Macy’s Inc.	75,920	2,358,834
Marathon Oil Corp.	180,456	3,293,322
Marathon Petroleum Corp.	117,384	8,793,235
Marriott International Inc./MD Class A	81,760	11,174,957
Marsh & McLennan Companies Inc.	109,792	8,948,048
Martin Marietta Materials Inc.	12,848	2,502,405
Marvell Technology Group Ltd.	83,512	1,675,251
Masco Corp.	73,584	2,786,626
Mastercard Inc. Class A	157,972	28,161,668
Mattel Inc.	83,512	1,235,978
McCormick & Co. Inc./MD NVS	22,776	2,400,818
McDonald’s Corp.	161,768	27,086,434
McKesson Corp.	47,304	7,389,358
Medtronic PLC	255,208	20,449,817
MercadoLibre Inc.[b]	8,176	2,776,651
Merck & Co. Inc.	494,064	29,085,548
MetLife Inc.	147,168	7,015,499
MGM Resorts International	100,023	3,142,723

Security	Shares	Value
Michael Kors Holdings Ltd.[a]	37,376	$2,557,266
Micron Technology Inc.[a]	216,775	9,967,315
Microsoft Corp.	1,365,392	127,691,460
Mid-America Apartment Communities Inc.	42,048	3,845,710
Molson Coors Brewing Co. Class B	30,368	2,163,416
Mondelez International Inc. Class A	275,686	10,889,597
Monsanto Co.	91,104	11,421,709
Monster Beverage Corp.[a]	92,856	5,107,080
Moody’s Corp.	56,648	9,188,306
Morgan Stanley	233,600	12,058,432
Mosaic Co. (The)	73,000	1,967,350
Motorola Solutions Inc.	63,072	6,927,198
Mylan NVa	78,256	3,033,203
National Oilwell Varco Inc.	80,592	3,116,493
NetApp Inc.	61,155	4,071,700
Netflix Inc.[a]	82,928	25,911,683
New York Community Bancorp. Inc.	213,160	2,532,341
Newell Brands Inc.	92,272	2,549,475
Newfield Exploration Co.[a]	53,728	1,601,094
Newmont Mining Corp.	67,160	2,638,716
News Corp. Class A NVS	82,344	1,315,857
NextEra Energy Inc.	88,954	14,580,450
NIKE Inc. Class B	236,520	16,175,603
Noble Energy Inc.	111,544	3,773,534
Nordstrom Inc.	25,696	1,299,190
Norfolk Southern Corp.	64,824	9,300,299
Northern Trust Corp.	61,904	6,608,252
Northrop Grumman Corp.	42,632	13,729,209
Nucor Corp.	87,600	5,397,912
NVIDIA Corp.	110,960	24,954,904
O’Reilly Automotive Inc.[a]	18,688	4,785,436
Occidental Petroleum Corp.	145,861	11,269,221
OGE Energy Corp.	75,336	2,476,294
Omnicom Group Inc.	48,472	3,570,448
ONEOK Inc.	70,664	4,255,386
Oracle Corp.	576,992	26,351,225
PACCAR Inc.	107,456	6,841,724
Palo Alto Networks Inc.[a]	19,856	3,822,479
Parker-Hannifin Corp.	46,720	7,691,046
Paychex Inc.	123,224	7,463,678
PayPal Holdings Inc.[a]	218,645	16,313,103
Pentair PLC	34,755	2,338,316
People’s United Financial Inc.	199,144	3,642,344
PepsiCo Inc.	262,801	26,527,133
Perrigo Co. PLC	30,368	2,372,956
Pfizer Inc.	1,088,576	39,852,767
PG&E Corp.	125,186	5,771,075
Philip Morris International Inc.	279,152	22,890,464
Phillips 66	95,776	10,660,827
Pinnacle West Capital Corp.	34,456	2,773,708
Pioneer Natural Resources Co.	30,368	6,120,670
PNC Financial Services Group Inc. (The)[f]	88,927	12,948,660
PPG Industries Inc.	50,224	5,317,717
PPL Corp.	120,379	3,503,029
Praxair Inc.	68,328	10,421,387
Principal Financial Group Inc.	102,919	6,094,863
Procter & Gamble Co. (The)	432,203	31,265,565
Progressive Corp. (The)	105,704	6,372,894
Prologis Inc.	84,096	5,458,671
Prudential Financial Inc.	78,256	8,320,178

265

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI ETF

April 30, 2018

Security	Shares	Value
Public Service Enterprise Group Inc.	123,871	$6,459,873
Public Storage	29,200	5,891,976
PulteGroup Inc.	100,448	3,049,601
PVH Corp.	14,600	2,331,182
Qorvo Inc.[a]	28,616	1,928,718
QUALCOMM Inc.	268,056	13,673,537
Quest Diagnostics Inc.	55,520	5,618,624
Qurate Retail Group, Inc. QVC Group Class Aa	76,150	1,782,672
Ralph Lauren Corp.	14,016	1,539,658
Range Resources Corp.	68,328	946,343
Raytheon Co.	73,000	14,960,620
Realty Income Corp.	65,992	3,333,256
Red Hat Inc.[a]	36,208	5,904,077
Regeneron Pharmaceuticals Inc.[a]	16,352	4,965,775
Regions Financial Corp.	284,992	5,329,350
Republic Services Inc.	32,704	2,115,295
Rockwell Automation Inc.	13,432	2,209,967
Ross Stores Inc.	64,824	5,241,020
Royal Caribbean Cruises Ltd.	35,624	3,854,161
S&P Global Inc.	65,992	12,446,091
salesforce.com Inc.[a]	113,880	13,778,341
SBA Communications Corp.[a]	34,583	5,541,234
SCANA Corp.	40,296	1,481,684
Schlumberger Ltd.	238,856	16,375,967
Seagate Technology PLC	71,832	4,158,354
Sempra Energy	43,413	4,853,573
ServiceNow Inc.[a]	33,872	5,627,494
Sherwin-Williams Co. (The)	9,928	3,650,128
Signature Bank/New York NYa	15,184	1,930,646
Simon Property Group Inc.	71,251	11,139,381
Sirius XM Holdings Inc.[b]	395,952	2,506,376
Skyworks Solutions Inc.	46,720	4,053,427
SL Green Realty Corp.	21,608	2,111,966
Southern Co. (The)	165,438	7,630,001
Southwest Airlines Co.	37,960	2,005,427
Splunk Inc.[a]	33,872	3,476,961
Sprint Corp.[a,b]	224,256	1,258,076
Square Inc. Class Aa	61,904	2,930,535
Starbucks Corp.	289,080	16,642,336
State Street Corp.	62,314	6,217,691
Stryker Corp.	73,584	12,466,601
SunTrust Banks Inc.	95,776	6,397,837
SVB Financial Group[a]	15,184	4,549,278
Symantec Corp.	165,272	4,592,909
Synchrony Financial	149,517	4,959,479
Sysco Corp.	113,395	7,091,723
T Rowe Price Group Inc.	75,920	8,641,214
T-Mobile U.S. Inc.[a]	36,208	2,190,946
Take-Two Interactive Software Inc.[a]	29,200	2,911,532
Tapestry Inc.	71,248	3,831,005
Targa Resources Corp.	46,720	2,194,438
Target Corp.	113,296	8,225,290
TD Ameritrade Holding Corp.	36,792	2,137,247
TE Connectivity Ltd.	104,536	9,591,178
TechnipFMC PLC	84,096	2,771,804
TESARO Inc.[a]	9,928	505,434
Tesla Inc.[a,b]	24,528	7,208,779

Security	Shares	Value
Texas Instruments Inc.	185,154	$18,780,170
Textron Inc.	90,725	5,637,652
Thermo Fisher Scientific Inc.	84,096	17,689,594
Tiffany & Co.	23,944	2,462,162
Time Warner Inc.	156,512	14,837,338
TJX Companies Inc. (The)	151,256	12,834,072
Toll Brothers Inc.	78,840	3,323,894
Tractor Supply Co.	32,704	2,223,872
TransDigm Group Inc.	8,760	2,808,193
Travelers Companies Inc. (The)	51,976	6,840,042
Trimble Inc.[a]	61,320	2,121,672
TripAdvisor Inc.[a,b]	29,784	1,114,517
Twenty-First Century Fox Inc. Class A NVS	301,509	11,023,169
Twitter Inc.[a]	141,912	4,301,353
Tyson Foods Inc. Class A	58,984	4,134,778
U.S. Bancorp.	324,229	16,357,353
UDR Inc.	71,832	2,596,727
Ulta Salon Cosmetics & Fragrance Inc.[a]	16,936	4,249,412
Under Armour Inc. Class Aa,b	36,208	643,054
Under Armour Inc. Class C NVS[a]	43,800	672,330
Union Pacific Corp.	154,176	20,602,539
United Continental Holdings Inc.[a]	16,936	1,143,857
United Parcel Service Inc. Class B	105,704	11,997,404
United Rentals Inc.[a]	16,936	2,540,400
United Technologies Corp.	140,744	16,910,392
UnitedHealth Group Inc.	179,288	42,383,683
Valero Energy Corp.	97,528	10,818,781
Varian Medical Systems Inc.[a]	40,296	4,657,815
Ventas Inc.	65,408	3,363,279
VeriSign Inc.[a]	49,640	5,828,729
Verisk Analytics Inc.[a]	26,864	2,859,673
Verizon Communications Inc.	699,048	34,498,019
Vertex Pharmaceuticals Inc.[a]	51,392	7,871,199
VF Corp.	50,808	4,108,843
Viacom Inc. Class B NVS	83,512	2,518,722
Visa Inc. Class A	355,388	45,091,629
Vornado Realty Trust	63,700	4,333,511
Vulcan Materials Co.	39,128	4,370,206
Walgreens Boots Alliance Inc.	172,280	11,448,006
Walmart Inc.	256,376	22,679,021
Walt Disney Co. (The)	281,488	28,241,691
Waste Connections Inc.	61,320	4,433,436
Waste Management Inc.	79,424	6,456,377
Waters Corp.[a]	22,192	4,181,195
WEC Energy Group Inc.	54,896	3,528,715
Wells Fargo & Co.	859,064	44,636,965
Welltower Inc.	58,400	3,120,896
Western Digital Corp.	51,392	4,049,176
Western Union Co. (The)	176,952	3,494,802
WestRock Co.	46,720	2,763,955
Weyerhaeuser Co.	120,603	4,435,778
Whirlpool Corp.	23,360	3,619,632
Williams Companies Inc. (The)	154,760	3,981,975
Willis Towers Watson PLC	20,440	3,035,544
Workday Inc. Class Aa	25,696	3,207,889
Wynn Resorts Ltd.	22,192	4,131,928
Xcel Energy Inc.	68,912	3,227,838
Xerox Corp.	79,553	2,501,942
XL Group Ltd.	53,144	2,954,275
Xylem Inc./NY	100,591	7,333,084

266

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI ETF

April 30, 2018

Security	Shares	Value
Yum! Brands Inc.	97,528	$8,494,689
Zillow Group Inc. Class C NVS[a,b]	46,136	2,237,135
Zimmer Biomet Holdings Inc.	51,976	5,986,076
Zoetis Inc.	84,096	7,020,334

		4,363,811,427

TOTAL COMMON STOCKS (Cost: $7,186,386,894)		8,327,407,342

PREFERRED STOCKS — 0.68%

BRAZIL — 0.41%
Banco Bradesco SA NVS, Preference Shares	846,602	8,391,497
Cia. Brasileira de Distribuicao NVS, Preference Shares	81,471	1,839,095
Cia. Energetica de Minas Gerais NVS, Preference Shares	469,654	1,139,224
Itau Unibanco Holding SA NVS, Preference Shares	624,572	9,134,793
Itausa-Investimentos Itau SA NVS, Preference Shares	904,262	3,528,688
Lojas Americanas SA NVS, Preference Shares	292,060	1,670,613
Petroleo Brasileiro SA NVS, Preference Shares	1,168,000	7,692,451
Telefonica Brasil SA NVS, Preference Shares	58,400	822,828

		34,219,189
COLOMBIA — 0.02%
Bancolombia SA NVS, Preference Shares	140,160	1,661,627

		1,661,627
GERMANY — 0.17%
Henkel AG & Co. KGaA NVS, Preference Shares	28,032	3,569,713
Porsche Automobil Holding SE NVS, Preference Shares	39,128	3,347,029
Volkswagen AG NVS, Preference Shares	36,792	7,638,644

		14,555,386
ITALY — 0.01%
Telecom Italia SpA/Milano NVS, Preference Shares	803,000	691,741

		691,741
SOUTH KOREA — 0.07%
Samsung Electronics Co. Ltd. NVS, Preference Shares	3,137	6,241,398

		6,241,398

TOTAL PREFERRED STOCKS (Cost: $45,097,579)		57,369,341

Security	Shares	Value
SHORT-TERM INVESTMENTS — 1.84%

MONEY MARKET FUNDS — 1.84%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.93%[f,g,h]	151,251,879	$151,267,004
BlackRock Cash Funds: Treasury, SL Agency Shares
1.61%[f,g]	4,082,174	4,082,174

		155,349,178

TOTAL SHORT-TERM INVESTMENTS (Cost: $155,334,700)		155,349,178

TOTAL INVESTMENTS IN SECURITIES — 101.31% (Cost: $7,386,819,173)		8,540,125,861
Other Assets, Less Liabilities — (1.31)%		(110,244,783)

NET ASSETS — 100.00%		$8,429,881,078

ADR  —  American Depositary Receipts

CPO  —  Certificates of Participation (Ordinary)

GDR  —  Global Depositary Receipts

NVDR  —  Non-Voting Depositary Receipts

NVS  —  Non-Voting Shares

SDR  —  Swedish Depositary Receipts

[a]	Non-income producing security.
[b]	All or a portion of this security is on loan.
[c]	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
[d]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
[e]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[f]	Affiliate of the Fund.
[g]	Annualized 7-day yield as of period end.
[h]	All or a portion of this security was purchased with cash collateral received from loaned securities.

267

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI ETF

April 30, 2018

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended April 30, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated issuer	Shares held at 07/31/17	Shares purchased	Shares sold	Shares held at 04/30/18	Value at 04/30/18	Income	Net realized gain (loss)	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	145,783,936	5,467,943[a]	—	151,251,879	$151,267,004	$769,666[b]	$(12,342)	$(16,374)
BlackRock Cash Funds: Treasury, SL Agency Shares	14,035,462	—	(9,953,288)[a]	4,082,174	4,082,174	78,242	—	—
BlackRock Inc.	20,558	3,648	(2,014)	22,192	11,573,128	172,351	506,196	1,616,409
PNC Financial Services Group Inc. (The)	83,473	14,762	(9,308)	88,927	12,948,660	201,619	619,435	916,491

					$179,870,966	$1,221,878	$1,113,289	$2,516,526

[a]	Net of purchases and sales.
[b]	Includes the Fund’s portion of securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities.

Futures Contracts

Futures contracts outstanding as of April 30, 2018 were as follows:

Description	Number of contracts	Expiration date	Notional amount (000)	Value/ unrealized appreciation (depreciation)
Long Contracts
MSCI EAFE E-Mini	122	Jun 2018	$12,362	$37,298
MSCI Emerging Markets E-Mini	78	Jun 2018	4,494	(161,966)
S&P 500 E-Mini	145	Jun 2018	19,191	(408,719)

Total				$(533,387)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common stocks	$8,276,146,922	$51,220,442	$39,978	$8,327,407,342
Preferred stocks	51,127,943	6,241,398	—	57,369,341
Money market funds	155,349,178	—	—	155,349,178

Total	$8,482,624,043	$57,461,840	$39,978	$8,540,125,861

Derivative financial instruments[a]
Assets
Futures contracts	$37,298	$—	$—	$37,298
Liabilities
Futures contracts	(570,685)	—	—	(570,685)

Total	$(533,387)	$—	$—	$(533,387)

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

268

Schedule of Investments (Unaudited)

iSHARES® MSCI ACWI ex U.S. ETF

April 30, 2018

Security	Shares	Value
COMMON STOCKS — 97.99%

AUSTRALIA — 4.52%
AGL Energy Ltd.	102,300	$1,678,015
Alumina Ltd.	598,620	1,192,932
Amcor Ltd./Australia	201,630	2,089,711
AMP Ltd.	595,320	1,815,484
Aristocrat Leisure Ltd.	92,070	1,863,963
ASX Ltd.	66,449	2,940,823
Aurizon Holdings Ltd.	375,616	1,275,901
Australia & New Zealand Banking Group Ltd.	415,176	8,411,535
Bank of Queensland Ltd.	127,050	964,791
Bendigo & Adelaide Bank Ltd.	118,470	949,715
BHP Billiton Ltd.	480,810	11,232,971
BlueScope Steel Ltd.	74,250	925,346
Boral Ltd.	287,514	1,493,165
Brambles Ltd.	307,560	2,291,435
Commonwealth Bank of Australia	257,120	13,939,325
Computershare Ltd.	126,060	1,617,658
Crown Resorts Ltd.	100,325	981,465
CSL Ltd.	71,610	9,208,774
Fortescue Metals Group Ltd.	195,030	671,316
Goodman Group	415,803	2,846,790
Insurance Australia Group Ltd.	520,740	3,105,335
James Hardie Industries PLC	65,670	1,170,371
Macquarie Group Ltd.	56,433	4,630,024
Medibank Pvt Ltd.	541,200	1,196,977
Mirvac Group	842,903	1,425,234
National Australia Bank Ltd.	395,011	8,632,136
Newcrest Mining Ltd.	120,875	1,929,778
Oil Search Ltd.	208,357	1,233,061
Orica Ltd.	78,540	1,178,604
Origin Energy Ltd.[a]	329,877	2,427,824
QBE Insurance Group Ltd.	241,008	1,811,971
Rio Tinto Ltd.	62,456	3,764,991
Santos Ltd.[a]	316,683	1,467,755
Scentre Group	966,900	2,941,353
Seek Ltd.	63,690	934,124
Sonic Healthcare Ltd.	91,740	1,635,683
South32 Ltd.	887,143	2,491,134
Stockland	350,790	1,096,246
Suncorp Group Ltd.	259,050	2,741,524
Sydney Airport	307,230	1,653,536
Tabcorp Holdings Ltd.	249,003	823,264
Telstra Corp. Ltd.	572,552	1,374,366
Transurban Group	401,148	3,512,555
Treasury Wine Estates Ltd.	122,100	1,757,628
Wesfarmers Ltd.	174,900	5,778,656
Westfield Corp.	357,390	2,481,937
Westpac Banking Corp.	498,658	10,780,435
Woodside Petroleum Ltd.	127,327	3,096,753
Woolworths Group Ltd.	212,520	4,469,320

		149,933,690
AUSTRIA — 0.17%
Erste Group Bank AG	45,210	2,217,681
OMV AG	22,770	1,416,801

Security	Shares	Value
Raiffeisen Bank International AGa	29,700	$1,004,739
Voestalpine AG	18,822	993,997

		5,633,218
BELGIUM — 0.76%
Ageas	46,558	2,500,372
Anheuser-Busch InBev SA/NV	115,371	11,530,437
Groupe Bruxelles Lambert SA	16,830	1,930,916
KBC Group NV	39,729	3,475,240
Solvay SA	13,930	1,945,573
UCB SA	24,816	1,881,713
Umicore SA	35,975	2,010,690

		25,274,941
BRAZIL — 1.07%
Ambev SA	726,000	4,856,375
B3 SA — Brasil, Bolsa, Balcao	385,371	2,795,506
Banco do Brasil SA	132,000	1,388,996
BB Seguridade Participacoes SA	99,600	784,760
BR Malls Participacoes SA	188,255	589,427
BRF SAa	66,059	469,726
CCR SA	231,000	792,144
Cia. de Saneamento Basico do Estado de Sao Paulo	99,000	998,033
Cia. Siderurgica Nacional SAa	165,000	415,374
Cielo SA	204,024	1,123,164
EDP — Energias do Brasil SA	165,000	657,124
Embraer SA	132,000	837,939
Engie Brasil Energia SA	33,000	349,993
Fibria Celulose SA	66,000	1,302,136
Hypera SA	66,000	596,095
Itausa — Investimentos Itau SA NVS[a]	15,073	58,344
JBS SA	99,000	248,373
Klabin SA NVS	99,000	602,624
Kroton Educacional SA	271,444	1,090,383
Lojas Renner SA	147,200	1,376,320
Natura Cosmeticos SA	33,000	304,765
Petroleo Brasileiro SAa	495,000	3,495,671
Qualicorp SA	66,000	460,791
Raia Drogasil SA	33,000	650,784
Rumo SAa	165,000	702,540
TIM Participacoes SA	136,660	624,975
Ultrapar Participacoes SA	66,000	1,143,934
Vale SA	473,499	6,607,563

		35,323,859
CANADA — 6.23%
Agnico Eagle Mines Ltd.	37,620	1,585,560
Alimentation Couche-Tard Inc. Class B	69,765	3,020,910
ARC Resources Ltd.	73,260	818,350
Bank of Montreal	95,712	7,280,219
Bank of Nova Scotia (The)	174,570	10,746,959
Barrick Gold Corp.	185,898	2,505,806
BCE Inc.	25,740	1,094,093
BlackBerry Ltd.[a]	95,700	1,003,321
Bombardier Inc. Class Ba	375,210	1,161,967
Brookfield Asset Management Inc. Class A	143,707	5,704,785
Cameco Corp.	86,130	908,364

269

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI ex U.S. ETF

April 30, 2018

Security	Shares	Value
Canadian Imperial Bank of Commerce	64,736	$5,647,199
Canadian National Railway Co.	117,177	9,064,662
Canadian Natural Resources Ltd.	169,290	6,116,863
Canadian Pacific Railway Ltd.	22,770	4,161,282
Canadian Tire Corp. Ltd. Class A NVS	15,510	2,117,040
Canadian Utilities Ltd. Class A NVS	33,330	850,182
CCL Industries Inc. Class B NVS	24,790	1,204,354
Cenovus Energy Inc.	159,060	1,595,625
CGI Group Inc. Class Aa	31,680	1,838,599
Constellation Software Inc./Canada	3,300	2,362,166
Crescent Point Energy Corp.	96,361	845,635
Dollarama Inc.	27,720	3,195,925
Empire Co. Ltd. Class A NVS	36,630	709,484
Enbridge Inc.	228,360	6,927,665
Encana Corp.	165,660	2,066,308
Fairfax Financial Holdings Ltd.	4,950	2,744,731
Finning International Inc.	48,912	1,235,820
First Quantum Minerals Ltd.	116,534	1,681,718
Fortis Inc./Canada	63,780	2,144,325
Franco-Nevada Corp.	31,020	2,203,667
George Weston Ltd.	9,286	761,960
Gildan Activewear Inc.	51,812	1,511,579
Goldcorp Inc.	126,826	1,685,803
Great-West Lifeco Inc.	51,187	1,366,770
H&R REIT	34,320	552,033
Husky Energy Inc.	77,227	1,081,943
Imperial Oil Ltd.	53,790	1,675,443
Kinross Gold Corp.[a]	245,520	951,858
Loblaw Companies Ltd.	41,307	2,104,097
Lundin Mining Corp.	86,460	573,275
Magna International Inc.	53,790	3,181,790
Manulife Financial Corp.	309,568	5,851,112
Metro Inc.	41,250	1,310,913
National Bank of Canada	49,520	2,355,575
Nutrien Ltd.	109,873	5,009,616
Onex Corp.	17,625	1,307,491
Open Text Corp.	52,800	1,867,018
Pembina Pipeline Corp.	78,937	2,517,831
Power Corp. of Canada	77,906	1,854,138
Power Financial Corp.	47,872	1,243,899
PrairieSky Royalty Ltd.	46,530	1,033,355
Restaurant Brands International Inc.	32,067	1,747,745
RioCan REIT	24,439	445,143
Rogers Communications Inc. Class B NVS	68,380	3,232,975
Royal Bank of Canada	208,560	15,885,018
Saputo Inc.	50,904	1,653,055
Seven Generations Energy Ltd. Class Aa	46,200	660,232
Shaw Communications Inc. Class B NVS	66,660	1,372,251
Shopify Inc. Class Aa,b	16,500	2,213,944
SNC-Lavalin Group Inc.	37,293	1,637,523
Sun Life Financial Inc.	106,920	4,420,422
Suncor Energy Inc.	249,950	9,573,341
Teck Resources Ltd. Class B	94,110	2,366,056
TELUS Corp.	38,568	1,382,425
Thomson Reuters Corp.	52,514	2,114,979
Toronto-Dominion Bank (The)	250,800	14,107,561
Tourmaline Oil Corp.	36,342	684,628

Security	Shares	Value
TransCanada Corp.	119,130	$5,059,041
Turquoise Hill Resources Ltd.[a]	206,031	610,724
Valeant Pharmaceuticals International Inc.[a]	55,641	1,006,091
Vermilion Energy Inc.	13,860	469,226
Wheaton Precious Metals Corp.	70,290	1,461,234

		206,444,697
CHILE — 0.33%
Aguas Andinas SA Class A	1,420,047	946,273
Banco de Chile	4,265,657	706,317
Banco de Credito e Inversiones SA	9,455	716,111
Banco Santander Chile	11,001,019	915,733
Cencosud SA	156,420	465,869
Colbun SA	2,091,870	521,907
Empresas CMPC SA	207,026	846,555
Empresas COPEC SA	67,812	1,109,988
Enel Americas SA	6,172,213	1,413,600
Enel Chile SA	7,873,048	982,908
Itau CorpBanca	30,040,560	307,909
Latam Airlines Group SA	54,526	838,445
SACI Falabella	108,939	1,057,352

		10,828,967
CHINA — 7.49%
3SBio Inc.[a,c]	165,000	356,984
58.com Inc. ADR[a]	15,180	1,326,580
AAC Technologies Holdings Inc.	122,000	1,776,778
Agricultural Bank of China Ltd. Class H	2,310,000	1,312,726
Air China Ltd. Class H	666,000	889,329
Alibaba Group Holding Ltd. ADR[a]	170,610	30,460,709
Alibaba Pictures Group Ltd.[a]	3,300,000	374,224
Aluminum Corp. of China Ltd. Class Ha	660,000	377,587
Anhui Conch Cement Co. Ltd. Class H	331,500	2,086,593
ANTA Sports Products Ltd.	331,000	1,904,202
Autohome Inc. ADR	9,570	933,554
AviChina Industry & Technology Co. Ltd. Class H	1,002,000	637,082
Baidu Inc. ADR[a]	40,260	10,101,234
Bank of China Ltd. Class H	11,880,000	6,508,967
Bank of Communications Co. Ltd. Class H	1,356,800	1,116,800
Beijing Capital International Airport Co. Ltd. Class H	666,000	913,090
Beijing Enterprises Water Group Ltd.	1,320,000	773,676
Brilliance China Automotive Holdings Ltd.	666,000	1,201,613
BYD Co. Ltd. Class H	106,000	744,867
China Communications Construction Co. Ltd. Class H	660,000	765,266
China Construction Bank Corp. Class H	12,560,050	13,315,021
China Everbright International Ltd.	660,000	931,775
China Everbright Ltd.	660,000	1,463,256
China Evergrande Group[a]	660,000	2,123,403
China Galaxy Securities Co. Ltd. Class H	660,000	437,295
China Gas Holdings Ltd.	264,000	941,866
China Huishan Dairy Holdings Co. Ltd.[a,d]	930,700	1
China Jinmao Holdings Group Ltd.	1,524,000	873,825
China Life Insurance Co. Ltd. Class H	1,320,000	3,784,283
China Longyuan Power Group Corp. Ltd. Class H	660,000	652,579
China Mengniu Dairy Co. Ltd.	666,000	2,163,922
China Merchants Bank Co. Ltd. Class H	713,593	3,145,965
China Merchants Port Holdings Co. Ltd.	660,000	1,485,121
China Minsheng Banking Corp. Ltd. Class H	1,155,200	1,089,221

270

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI ex U.S. ETF

April 30, 2018

Security	Shares	Value
China Mobile Ltd.	990,000	$9,485,936
China Molybdenum Co. Ltd. Class H	990,000	754,334
China National Building Material Co. Ltd. Class H	644,000	761,484
China Overseas Land & Investment Ltd.	660,000	2,232,727
China Pacific Insurance Group Co. Ltd. Class H	462,000	2,057,389
China Petroleum & Chemical Corp. Class H	3,961,000	3,871,037
China Resources Beer Holdings Co. Ltd.	660,000	2,855,031
China Resources Land Ltd.	761,333	2,885,950
China Shenhua Energy Co. Ltd. Class H	495,000	1,227,369
China State Construction International Holdings Ltd.	666,000	870,660
China Taiping Insurance Holdings Co. Ltd.	264,000	894,773
China Telecom Corp. Ltd. Class H	1,980,000	968,776
China Unicom Hong Kong Ltd.[a]	1,320,000	1,880,368
China Vanke Co. Ltd. Class H	255,200	1,063,299
CITIC Ltd.	330,000	506,253
CITIC Securities Co. Ltd. Class H	330,000	814,041
CNOOC Ltd.	2,640,000	4,426,770
Country Garden Holdings Co. Ltd.	990,828	2,047,747
CRRC Corp. Ltd. Class H	660,000	586,984
CSPC Pharmaceutical Group Ltd.	660,000	1,698,723
Ctrip.com International Ltd. ADR[a]	57,750	2,361,975
Dongfeng Motor Group Co. Ltd. Class H	660,000	734,151
Fosun International Ltd.	584,000	1,254,578
Fullshare Holdings Ltd.[b]	2,475,000	1,359,188
GCL-Poly Energy Holdings Ltd.[a]	2,310,000	288,446
Geely Automobile Holdings Ltd.	990,000	2,648,998
GOME Retail Holdings Ltd.[b]	3,735,320	404,552
Great Wall Motor Co. Ltd. Class H	373,500	391,668
Guangdong Investment Ltd.	660,000	1,027,643
Guangzhou Automobile Group Co. Ltd. Class H	721,449	1,332,910
Guangzhou R&F Properties Co. Ltd. Class H	264,400	636,049
Haitong Securities Co. Ltd. Class H	396,000	544,937
Hanergy Thin Film Power Group Ltd.[a,d]	7,401	—
Huaneng Power International Inc. Class H	660,000	438,977
Industrial & Commercial Bank of China Ltd. Class H	10,230,285	9,098,511
JD.com Inc. ADR[a]	95,700	3,494,007
Jiangxi Copper Co. Ltd. Class H	330,000	473,456
Lenovo Group Ltd.	1,320,000	630,714
Longfor Properties Co. Ltd.	495,000	1,494,792
Momo Inc. ADR[a]	18,810	656,469
NetEase Inc. ADR	13,410	3,447,309
New China Life Insurance Co. Ltd. Class H	99,000	466,098
New Oriental Education & Technology Group Inc. ADR	25,859	2,323,173
PetroChina Co. Ltd. Class H	3,304,000	2,437,506
PICC Property & Casualty Co. Ltd. Class H	712,190	1,286,765
Ping An Insurance Group Co. of China Ltd. Class H	825,000	8,151,977
Semiconductor Manufacturing International Corp.[a,b]	594,800	766,970
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	203,260	290,662
Shimao Property Holdings Ltd.	330,500	886,443
SINA Corp./China[a]	9,900	945,846
Sino Biopharmaceutical Ltd.	660,000	1,404,390
Sino-Ocean Group Holding Ltd.	876,000	613,895
Sinopec Shanghai Petrochemical Co. Ltd. Class H	876,000	584,874
Sinopharm Group Co. Ltd. Class H	132,000	556,710
SOHO China Ltd.	713,000	367,936
Sunac China Holdings Ltd.[b]	330,000	1,425,413
TAL Education Group Class A ADR	51,150	1,862,883

Security	Shares	Value
Tencent Holdings Ltd.	858,000	$42,745,580
Tingyi Cayman Islands Holding Corp.	660,000	1,251,336
Vipshop Holdings Ltd. ADR[a]	72,270	1,118,740
Want Want China Holdings Ltd.[b]	1,320,000	1,172,287
Weibo Corp. ADR[a,b]	8,250	944,790
Yanzhou Coal Mining Co. Ltd. Class H	660,000	837,588
Yum China Holdings Inc.	60,060	2,568,166
YY Inc. ADR[a]	6,930	667,983
Zhuzhou CRRC Times Electric Co. Ltd. Class H	165,000	879,846

		248,136,232
COLOMBIA — 0.02%
Cementos Argos SA	224,400	793,300

		793,300
CZECH REPUBLIC — 0.06%
CEZ AS	29,700	761,344
Komercni Banka AS	27,390	1,185,327

		1,946,671
DENMARK — 1.22%
AP Moller — Maersk A/S Class A	1,320	2,026,027
AP Moller — Maersk A/S Class B NVS	330	532,782
Carlsberg A/S Class B	17,347	1,944,932
Chr Hansen Holding A/S	13,684	1,245,321
Coloplast A/S Class B	21,780	1,850,716
Danske Bank A/S	119,635	4,178,830
DSV A/S	25,740	2,046,544
Genmab A/Sa	9,493	1,927,341
H Lundbeck A/S	12,870	749,245
Novo Nordisk A/S Class B	280,830	13,288,608
Novozymes A/S Class B	48,011	2,269,499
Pandora A/S	16,711	1,862,785
Tryg A/S	67,142	1,595,080
Vestas Wind Systems A/S	33,340	2,163,682
William Demant Holding A/Sa	67,980	2,658,944

		40,340,336
EGYPT — 0.03%
Commercial International Bank Egypt SAE	190,564	1,013,929

		1,013,929
FINLAND — 0.71%
Fortum OYJ	67,724	1,563,658
Kone OYJ Class B	64,353	3,208,017
Metso OYJ	23,430	837,637
Neste OYJ	20,790	1,755,781
Nokia OYJ	860,977	5,178,274
Nokian Renkaat OYJ	28,050	1,126,842
Orion OYJ Class B	15,840	481,892
Sampo OYJ Class A	73,328	3,964,619
Stora Enso OYJ Class R	80,520	1,598,866
UPM-Kymmene OYJ	69,630	2,496,887
Wartsila OYJ Abp	61,380	1,308,911

		23,521,384

271

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI ex U.S. ETF

April 30, 2018

Security	Shares	Value
FRANCE — 7.57%
Accor SA NVS	27,803	$1,574,437
Aeroports de Paris NVS	11,912	2,625,114
Air Liquide SA	66,446	8,674,255
Airbus SE	90,420	10,640,500
Alstom SA NVS	34,650	1,578,695
Amundi SAc	8,580	730,620
Arkema SA NVS	8,646	1,133,401
Atos SE	12,210	1,650,762
AXA SA NVS	291,082	8,341,970
BNP Paribas SA	168,300	13,009,690
Bouygues SA NVS	41,008	2,093,312
Bureau Veritas SA NVS	38,280	1,001,310
Capgemini SE	28,092	3,869,244
Carrefour SA NVS	96,360	1,983,250
Casino Guichard Perrachon SA NVS	8,278	429,663
Cie. de Saint-Gobain NVS	87,173	4,580,996
Cie. Generale des Etablissements Michelin SCA Class B NVS	27,720	3,903,409
CNP Assurances NVS	37,358	958,687
Credit Agricole SA	167,310	2,756,231
Danone SA NVS	84,559	6,854,191
Dassault Systemes SE NVS	21,551	2,792,565
Edenred NVS	37,620	1,295,395
Electricite de France SA NVS	62,370	877,890
Engie SA NVS	220,440	3,875,181
Essilor International Cie Generale d’Optique SA NVS	34,676	4,736,289
Eurofins Scientific SE NVS	1,320	714,162
Eutelsat Communications SA	29,370	636,598
Fonciere Des Regions	3,478	389,326
Gecina SA	12,739	2,210,184
Getlink Registered NVS	112,200	1,584,696
Hermes International NVS	4,725	3,058,744
Iliad SA NVS	4,950	992,478
Ingenico Group SA NVS	8,910	779,390
Ipsen SA NVS	6,930	1,126,144
Kering SA NVS	13,219	7,659,781
L’Oreal SA	40,260	9,672,483
Lagardere SCA NVS	30,690	878,046
Legrand SA	57,488	4,479,974
LVMH Moet Hennessy Louis Vuitton SE NVS	39,930	13,956,815
Natixis SA	200,970	1,654,034
Orange SA NVS	314,822	5,749,258
Pernod Ricard SA NVS	31,680	5,264,830
Peugeot SA NVS	48,510	1,196,811
Publicis Groupe SA NVS	40,326	3,020,754
Remy Cointreau SA NVS	6,600	909,847
Renault SA NVS	26,070	2,829,758
Safran SA	42,570	5,012,665
Sanofi NVS	170,610	13,561,351
Schneider Electric SE NVS	91,159	8,291,207
SCOR SE	56,506	2,297,303
SES SA	59,400	918,618
Societe Generale SA NVS	119,460	6,560,588

Security	Shares	Value
Sodexo SA NVS	19,800	$1,964,025
STMicroelectronics NV	108,240	2,369,652
Suez	53,460	772,500
Teleperformance NVS	7,920	1,271,712
Thales SA NVS	16,170	2,051,341
TOTAL SA NVS	346,170	21,886,623
Ubisoft Entertainment SA NVS[a]	14,190	1,358,861
Unibail-Rodamco SE	14,879	3,575,585
Valeo SA NVS	30,360	2,033,591
Veolia Environnement SA NVS	78,952	1,874,886
Vinci SA	84,910	8,525,080
Vivendi SA NVS	189,489	5,011,507
Wendel SA NVS	5,940	898,523

		250,966,788
GERMANY — 6.19%
1&1 Drillisch AG	10,230	742,829
adidas AG	31,350	7,723,130
Allianz SE Registered	68,970	16,370,915
BASF SE	137,610	14,351,590
Bayer AG Registered	126,492	15,172,719
Bayerische Motoren Werke AG	42,648	4,764,728
Brenntag AG	25,820	1,482,420
Commerzbank AGa	179,631	2,324,392
Continental AG	15,333	4,097,801
Covestro AGc	23,100	2,108,835
Daimler AG Registered[b]	133,410	10,557,675
Deutsche Bank AG Registered	311,190	4,273,383
Deutsche Boerse AG	35,970	4,852,189
Deutsche Lufthansa AG Registered	30,030	876,941
Deutsche Post AG Registered	139,920	6,102,750
Deutsche Telekom AG Registered	495,990	8,686,198
Deutsche Wohnen SE Bearer	87,469	4,136,315
E.ON SE	341,550	3,743,656
Fresenius Medical Care AG & Co. KGaA	38,940	3,965,145
Fresenius SE & Co. KGaA	68,310	5,227,583
GEA Group AG	34,320	1,343,894
HeidelbergCement AG	21,120	2,073,525
Henkel AG & Co. KGaA	12,540	1,496,143
HUGO BOSS AG	13,200	1,240,772
Infineon Technologies AG	202,620	5,209,458
Innogy SEc	22,440	990,401
K+S AG Registered[b]	38,940	1,148,424
KION Group AG	9,240	773,649
LANXESS AG	17,820	1,325,394
Linde AGa	30,661	6,818,058
MAN SE	13,249	1,528,710
Merck KGaA	21,452	2,105,084
METRO AG	39,964	580,138
MTU Aero Engines AG	6,930	1,197,313
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Registered	24,768	5,684,193
OSRAM Licht AG	19,623	1,132,555
ProSiebenSat.1 Media SE	53,312	1,938,787
QIAGEN NVa	40,920	1,349,204
RWE AG	85,238	2,046,817
SAP SE	146,647	16,374,865
Siemens AG Registered	116,832	14,911,756
thyssenkrupp AG	69,634	1,817,246
United Internet AG Registered	18,480	1,200,774

272

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI ex U.S. ETF

April 30, 2018

Security	Shares	Value
Volkswagen AG	7,304	$1,494,902
Vonovia SE	77,880	3,915,275
Wirecard AG	20,130	2,750,711
Zalando SEa,c	21,450	1,107,904

		205,117,146
GREECE — 0.08%
Alpha Bank AEa	182,474	482,818
Eurobank Ergasias SAa	251,132	318,285
Hellenic Telecommunications Organization SA	19,122	278,394
JUMBO SA	22,758	416,842
National Bank of Greece SAa	712,896	298,017
OPAP SA	27,376	328,441
Piraeus Bank SAa,b	49,638	210,624
Titan Cement Co. SA	8,944	236,114

		2,569,535
HONG KONG — 2.53%
AIA Group Ltd.	1,782,000	16,052,929
ASM Pacific Technology Ltd.	66,000	908,228
Bank of East Asia Ltd. (The)[b]	397,800	1,753,751
BOC Hong Kong Holdings Ltd.	825,000	4,294,110
CK Asset Holdings Ltd.	371,060	3,217,358
CK Hutchison Holdings Ltd.	371,060	4,401,706
CLP Holdings Ltd.	330,500	3,432,071
Galaxy Entertainment Group Ltd.	330,000	2,918,103
Hang Seng Bank Ltd.	132,000	3,357,080
Henderson Land Development Co. Ltd.	454,478	2,898,305
Hong Kong & China Gas Co. Ltd.[b]	2,012,452	4,215,553
Hong Kong Exchanges & Clearing Ltd.[b]	161,700	5,299,174
Jardine Matheson Holdings Ltd.	33,000	2,004,090
Kingston Financial Group Ltd.[b]	660,000	337,222
Li & Fung Ltd.[b]	1,096,000	554,406
Link REIT	495,000	4,389,768
Melco Resorts & Entertainment Ltd. ADR	36,960	1,153,522
MTR Corp. Ltd.	330,000	1,860,606
New World Development Co. Ltd.	1,091,000	1,612,538
Power Assets Holdings Ltd.	343,000	2,554,499
Sands China Ltd.	396,000	2,308,413
SJM Holdings Ltd.[b]	330,000	333,017
Sun Hung Kai Properties Ltd.	331,000	5,347,791
Swire Pacific Ltd. Class A	166,500	1,654,764
Techtronic Industries Co. Ltd.	165,000	975,504
WH Group Ltd.[c]	1,253,500	1,308,083
Wharf Holdings Ltd. (The)	330,000	1,103,749
Wharf Real Estate Investment Co. Ltd.	330,000	2,480,808
Wynn Macau Ltd.	264,400	988,773

		83,715,921
HUNGARY — 0.08%
MOL Hungarian Oil & Gas PLC	89,760	1,038,472
OTP Bank Nyrt	39,600	1,732,177

		2,770,649

Security	Shares	Value
INDIA — 1.95%
Dr. Reddy’s Laboratories Ltd. ADR NVS[b]	98,010	$3,166,703
ICICI Bank Ltd. ADR NVS	581,865	4,951,671
Infosys Ltd. ADR NVS	606,540	10,717,562
Larsen & Toubro Ltd. GDR NVS	507,870	10,690,663
Mahindra & Mahindra Ltd. GDR NVS	591,360	7,717,248
Reliance Industries Ltd. GDR NVS[c]	471,450	13,624,905
State Bank of India GDR NVS	129,030	4,754,756
Tata Motors Ltd. ADR NVS[a]	149,490	3,755,189
Wipro Ltd. ADR NVS[b]	1,129,260	5,397,863

		64,776,560
INDONESIA — 0.50%
Astra International Tbk PT	2,277,000	1,170,210
Bank Central Asia Tbk PT	1,815,000	2,883,127
Bank Mandiri Persero Tbk PT	4,092,084	2,095,676
Bank Rakyat Indonesia Persero Tbk PT	10,725,000	2,482,264
Charoen Pokphand Indonesia Tbk PT	1,386,000	366,611
Gudang Garam Tbk PT	132,000	657,747
Kalbe Farma Tbk PT	5,478,400	592,632
Matahari Department Store Tbk PT	463,400	344,740
Perusahaan Gas Negara Persero Tbk PT	2,640,000	376,668
Semen Indonesia Persero Tbk PT	924,000	640,906
Telekomunikasi Indonesia Persero Tbk PT	9,108,000	2,507,359
Unilever Indonesia Tbk PT	330,000	1,099,407
United Tractors Tbk PT	495,045	1,213,372

		16,430,719
IRELAND — 0.34%
AIB Group PLC	116,820	697,523
Bank of Ireland Group PLC	142,265	1,280,539
CRH PLC	115,657	4,123,630
Irish Bank Resolution Corp. Ltd.[a,d]	64,486	1
Kerry Group PLC Class A	37,620	3,840,733
Paddy Power Betfair PLC	12,870	1,274,284

		11,216,710
ISRAEL — 0.31%
Bank Hapoalim BM	144,225	988,518
Bank Leumi Le-Israel BM	257,730	1,525,793
Bezeq The Israeli Telecommunication Corp. Ltd.	682,994	862,214
Check Point Software Technologies Ltd.[a,b]	19,324	1,864,959
Israel Chemicals Ltd.	85,470	384,364
Nice Ltd.[a]	21,120	2,004,049
Teva Pharmaceutical Industries Ltd. ADR NVS[b]	144,210	2,592,896

		10,222,793
ITALY — 1.73%
Assicurazioni Generali SpA	192,465	3,892,654
Atlantia SpA	56,100	1,863,950
CNH Industrial NV	189,791	2,348,087
Enel SpA	1,076,233	6,850,001
Eni SpA	358,710	7,020,970
EXOR NV	27,390	2,036,517

273

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI ex U.S. ETF

April 30, 2018

Security	Shares	Value
Ferrari NV	21,123	$2,604,397
Fiat Chrysler Automobiles NVa	157,086	3,524,423
Intesa Sanpaolo SpA	2,114,650	8,065,878
Leonardo SpA	68,177	791,589
Luxottica Group SpA	33,765	2,111,541
Mediobanca Banca di Credito Finanziario SpA	100,980	1,227,970
Prysmian SpA	44,880	1,321,981
Snam SpA	281,029	1,353,063
Telecom Italia SpA/Milano[a]	1,759,620	1,739,470
Tenaris SA	73,260	1,378,142
Terna Rete Elettrica Nazionale SpA	500,140	3,007,446
UniCredit SpA	290,070	6,299,211

		57,437,290
JAPAN — 16.58%
Acom Co. Ltd.[b]	165,000	747,910
Aeon Co. Ltd.	132,000	2,638,794
AEON Financial Service Co. Ltd.	33,000	773,845
Aeon Mall Co. Ltd.	35,200	713,490
Aisin Seiki Co. Ltd.	33,100	1,796,792
Ajinomoto Co. Inc.	78,000	1,429,911
Alps Electric Co. Ltd.	33,000	732,228
ANA Holdings Inc.	33,000	1,308,842
Asahi Glass Co. Ltd.	33,000	1,369,157
Asahi Group Holdings Ltd.	66,000	3,339,054
Asahi Kasei Corp.	297,000	4,091,638
Astellas Pharma Inc.	363,000	5,325,990
Bandai Namco Holdings Inc.	66,000	2,240,713
Bridgestone Corp.	99,000	4,151,803
Brother Industries Ltd.	33,000	710,514
Canon Inc.	165,000	5,714,873
Casio Computer Co. Ltd.	33,000	492,474
Central Japan Railway Co.	33,000	6,625,634
Chubu Electric Power Co. Inc.	132,000	2,067,005
Chugai Pharmaceutical Co. Ltd.	66,000	3,486,223
Chugoku Electric Power Co. Inc. (The)	66,000	826,319
Coca-Cola Bottlers Japan Holdings Inc.	33,000	1,420,425
Concordia Financial Group Ltd.	198,000	1,152,625
Credit Saison Co. Ltd.	66,000	1,183,989
CYBERDYNE Inc.[a,b]	33,000	422,509
Dai-ichi Life Holdings Inc.	165,000	3,278,136
Daiichi Sankyo Co. Ltd.	109,400	3,749,143
Daikin Industries Ltd.	33,000	3,861,686
Daito Trust Construction Co. Ltd.	2,600	433,749
Daiwa House Industry Co. Ltd.	66,000	2,418,643
Daiwa Securities Group Inc.	330,000	2,028,705
Denso Corp.	99,000	5,207,622
Dentsu Inc.	33,000	1,562,166
East Japan Railway Co.	66,000	6,327,073
Eisai Co. Ltd.	33,100	2,221,791
Electric Power Development Co. Ltd.	33,000	898,095
FANUC Corp.	33,000	7,105,141
Fast Retailing Co. Ltd.	3,500	1,542,015
FUJIFILM Holdings Corp.	99,000	3,985,332
Fujitsu Ltd.	330,000	2,008,197
Hachijuni Bank Ltd. (The)	264,000	1,396,902

Security	Shares	Value
Hino Motors Ltd.	66,000	$806,415
Hitachi Construction Machinery Co. Ltd.	33,000	1,201,782
Hitachi High-Technologies Corp.	33,000	1,541,056
Hitachi Ltd.	660,000	4,834,873
Honda Motor Co. Ltd.	264,000	9,088,307
Hoya Corp.	66,000	3,535,682
Hulic Co. Ltd.	52,100	560,399
Idemitsu Kosan Co. Ltd.	33,000	1,292,255
IHI Corp.	33,000	1,082,659
Inpex Corp.	165,000	2,114,805
Isetan Mitsukoshi Holdings Ltd.	99,000	1,101,960
Isuzu Motors Ltd.	132,000	2,019,356
ITOCHU Corp.	264,000	5,293,269
Japan Exchange Group Inc.	117,900	2,187,224
Japan Post Holdings Co. Ltd.	231,000	2,807,676
Japan Prime Realty Investment Corp.	330	1,197,258
Japan Retail Fund Investment Corp.	990	1,854,695
Japan Tobacco Inc.	165,000	4,427,896
JFE Holdings Inc.	99,100	2,041,772
JSR Corp.	66,000	1,245,511
JTEKT Corp.	66,000	1,070,596
JXTG Holdings Inc.	473,900	3,093,938
Kakaku.com Inc.	33,000	630,596
Kansai Electric Power Co. Inc. (The)	132,000	1,845,648
Kao Corp.	99,000	7,106,648
Kawasaki Heavy Industries Ltd.	33,000	1,106,785
KDDI Corp.	297,000	7,971,570
Keyence Corp.	13,000	7,956,226
Kintetsu Group Holdings Co. Ltd.	33,000	1,343,523
Kirin Holdings Co. Ltd.	165,000	4,633,722
Kobe Steel Ltd.	33,000	341,385
Komatsu Ltd.	165,000	5,654,558
Konica Minolta Inc.	132,000	1,133,927
Kubota Corp.	155,000	2,619,808
Kuraray Co. Ltd.	132,000	2,197,889
Kurita Water Industries Ltd.	66,100	2,144,437
Kyocera Corp.	66,600	4,259,235
Kyushu Electric Power Co. Inc.	99,000	1,223,194
Lion Corp.	33,000	712,324
M3 Inc.	33,000	1,250,034
Mabuchi Motor Co. Ltd.	33,600	1,694,969
Marubeni Corp.	330,000	2,485,593
Mazda Motor Corp.	99,000	1,376,546
Mebuki Financial Group Inc.	198,000	769,020
MEIJI Holdings Co. Ltd.	33,790	2,711,229
MINEBEA MITSUMI Inc.	66,000	1,325,127
MISUMI Group Inc.	33,000	913,777
Mitsubishi Chemical Holdings Corp.	330,500	3,139,637
Mitsubishi Corp.	231,000	6,390,103
Mitsubishi Electric Corp.	330,000	5,067,992
Mitsubishi Estate Co. Ltd.	181,000	3,312,337
Mitsubishi Heavy Industries Ltd.	66,100	2,613,193
Mitsubishi Motors Corp.	132,000	984,345
Mitsubishi UFJ Financial Group Inc.	1,815,000	12,161,371
Mitsui & Co. Ltd.	264,000	4,768,526
Mitsui Chemicals Inc.	66,000	1,893,900
Mitsui Fudosan Co. Ltd.	99,000	2,543,646
Mitsui OSK Lines Ltd.	33,000	978,615
Mizuho Financial Group Inc.	3,663,000	6,641,437
MS&AD Insurance Group Holdings Inc.	86,100	2,889,278

274

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI ex U.S. ETF

April 30, 2018

Security	Shares	Value
Murata Manufacturing Co. Ltd.	33,000	$4,176,833
Nabtesco Corp.	33,300	1,203,578
NEC Corp.	34,200	939,191
Nidec Corp.	33,000	5,169,020
Nikon Corp.	66,000	1,150,816
Nintendo Co. Ltd.	14,800	6,244,606
Nippon Building Fund Inc.	348	1,955,860
Nippon Paint Holdings Co. Ltd.	33,000	1,351,062
Nippon Steel & Sumitomo Metal Corp.	132,086	2,878,914
Nippon Telegraph & Telephone Corp.	99,000	4,709,116
Nippon Yusen KK	33,000	703,879
Nissan Motor Co. Ltd.	330,000	3,472,652
Nisshin Seifun Group Inc.	114,125	2,495,784
Nissin Foods Holdings Co. Ltd.	33,000	2,427,690
Nitto Denko Corp.	33,300	2,480,192
Nomura Holdings Inc.	562,000	3,246,426
Nomura Real Estate Holdings Inc.	33,300	827,136
Nomura Real Estate Master Fund Inc.	990	1,381,522
NSK Ltd.	99,000	1,329,952
NTT DOCOMO Inc.	231,000	5,984,784
Olympus Corp.	66,000	2,463,879
Omron Corp.	33,000	1,791,364
Ono Pharmaceutical Co. Ltd.	67,500	1,563,434
Oriental Land Co. Ltd./Japan	33,000	3,291,707
ORIX Corp.	198,000	3,481,398
Osaka Gas Co. Ltd.	66,000	1,419,822
Otsuka Holdings Co. Ltd.	66,000	3,457,272
Panasonic Corp.	363,000	5,413,900
Rakuten Inc.	132,000	941,160
Recruit Holdings Co. Ltd.	198,000	4,572,502
Renesas Electronics Corp.[a]	66,000	692,419
Resona Holdings Inc.	429,000	2,440,899
Santen Pharmaceutical Co. Ltd.	99,000	1,669,226
SBI Holdings Inc./Japan	49,800	1,259,279
Secom Co. Ltd.	33,300	2,496,016
Sekisui House Ltd.	99,000	1,813,530
Seven & i Holdings Co. Ltd.	132,000	5,796,299
Seven Bank Ltd.	132,000	443,920
Sharp Corp./Japan[b]	33,000	969,568
Shimano Inc.	8,000	1,063,011
Shin-Etsu Chemical Co. Ltd.	66,000	6,637,697
Shinsei Bank Ltd.	33,000	515,093
Shionogi & Co. Ltd.	33,000	1,699,082
Shiseido Co. Ltd.	66,000	4,289,623
Showa Shell Sekiyu KK	99,000	1,399,616
SMC Corp./Japan	3,700	1,410,683
SoftBank Group Corp.	132,000	10,254,805
Sompo Holdings Inc.	66,000	2,768,472
Sony Corp.	198,000	9,771,076
Stanley Electric Co. Ltd.	66,000	2,391,501
Start Today Co. Ltd.	66,000	1,905,963
Subaru Corp.	99,000	3,328,499
Sumco Corp.	33,000	814,859
Sumitomo Chemical Co. Ltd.	330,000	1,896,916
Sumitomo Corp.	174,600	3,142,561
Sumitomo Dainippon Pharma Co. Ltd.	66,000	1,203,290
Sumitomo Electric Industries Ltd.	132,000	2,025,990

Security	Shares	Value
Sumitomo Heavy Industries Ltd.	33,000	$1,263,605
Sumitomo Metal Mining Co. Ltd.	33,000	1,416,806
Sumitomo Mitsui Financial Group Inc.	231,000	9,605,209
Sumitomo Mitsui Trust Holdings Inc.	66,000	2,802,248
Sumitomo Rubber Industries Ltd.	33,000	590,185
Suzuki Motor Corp.	66,000	3,553,173
Sysmex Corp.	33,000	2,919,260
T&D Holdings Inc.	132,000	2,242,522
Taisei Corp.	33,000	1,782,317
Taiyo Nippon Sanso Corp.	49,800	738,637
Takeda Pharmaceutical Co. Ltd.	132,000	5,574,339
TDK Corp.	33,300	2,875,805
Terumo Corp.	66,600	3,773,544
Tohoku Electric Power Co. Inc.	99,000	1,276,573
Tokio Marine Holdings Inc.	99,000	4,679,260
Tokyo Electric Power Co. Holdings Inc.[a]	297,000	1,414,092
Tokyo Electron Ltd.	33,300	6,407,416
Tokyo Gas Co. Ltd.	66,000	1,768,444
Tokyu Corp.	40,400	679,702
Tokyu Fudosan Holdings Corp.	198,000	1,559,753
Toray Industries Inc.	330,000	3,082,111
Toshiba Corp.[a]	991,000	2,653,534
Toyo Seikan Group Holdings Ltd.	99,000	1,558,849
Toyo Suisan Kaisha Ltd.	33,000	1,299,794
Toyota Industries Corp.	33,100	1,957,112
Toyota Motor Corp.	396,000	25,987,443
Toyota Tsusho Corp.	66,000	2,373,406
Trend Micro Inc./Japan	33,000	1,978,341
Unicharm Corp.	66,000	1,854,695
United Urban Investment Corp.	990	1,518,136
USS Co. Ltd.	66,000	1,387,855
West Japan Railway Co.	33,000	2,337,217
Yahoo Japan Corp.[b]	306,400	1,260,041
Yakult Honsha Co. Ltd.	33,000	2,352,296
Yamada Denki Co. Ltd.	202,400	1,061,710
Yamaha Motor Co. Ltd.	66,000	2,111,035
Yamato Holdings Co. Ltd.	99,000	2,549,075
Yaskawa Electric Corp.[b]	33,000	1,348,047
Yokogawa Electric Corp.	66,000	1,456,011

		549,653,629
MALAYSIA — 0.60%
Alliance Bank Malaysia Bhd	760,200	842,837
Axiata Group Bhd[b]	429,000	579,508
British American Tobacco Malaysia Bhd	66,000	412,132
CIMB Group Holdings Bhd	693,000	1,271,722
DiGi.Com Bhd[b]	627,000	739,903
Genting Bhd	363,000	826,199
Genting Malaysia Bhd	330,000	431,477
Hong Leong Bank Bhd	132,000	639,225
Hong Leong Financial Group Bhd	99,000	491,531
IHH Healthcare Bhd	396,000	613,656
IOI Corp. Bhd	540,700	660,113
IOI Properties Group Bhd	1,134,818	451,208
Kuala Lumpur Kepong Bhd	99,000	642,926
Malayan Banking Bhd	429,000	1,178,698
Malaysia Airports Holdings Bhd	319,000	732,558
Maxis Bhd[b]	363,000	539,388
Petronas Chemicals Group Bhd	363,000	781,789

275

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI ex U.S. ETF

April 30, 2018

Security	Shares	Value
Petronas Dagangan Bhd	66,000	$454,186
Petronas Gas Bhd	198,000	899,289
PPB Group Bhd[b]	165,000	809,124
Public Bank Bhd	371,840	2,255,586
RHB Bank Bhd	250,395	338,242
RHB Bank Bhd New[a,d]	141,000	—
Sapura Energy Bhd	924,000	150,723
Sime Darby Bhd	318,600	216,812
Sime Darby Plantation Bhd	318,600	452,301
Sime Darby Property Bhd	318,600	121,804
Tenaga Nasional Bhd	528,000	2,131,648
YTL Corp. Bhd[b]	671,454	248,148

		19,912,733
MEXICO — 0.74%
Alfa SAB de CV Class A	660,000	843,705
America Movil SAB de CV Series L NVS	4,818,000	4,440,364
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand Class B	396,000	584,444
Cemex SAB de CV CPO[a]	2,607,008	1,623,988
Fibra Uno Administracion SA de CV	478,900	789,661
Fomento Economico Mexicano SAB de CV	330,000	3,176,282
Gentera SAB de CV	429,000	341,471
Grupo Aeroportuario del Sureste SAB de CV Class B	99,000	1,772,783
Grupo Financiero Banorte SAB de CV Class O	437,600	2,726,416
Grupo Financiero Inbursa SAB de CV Class O	561,000	930,711
Grupo Mexico SAB de CV Class B	528,029	1,747,806
Grupo Televisa SAB CPO	396,000	1,415,148
Industrias Penoles SAB de CV	23,100	482,782
Kimberly-Clark de Mexico SAB de CV Class A	561,000	1,013,747
Wal-Mart de Mexico SAB de CV	957,000	2,648,008

		24,537,316
NETHERLANDS — 2.55%
ABN AMRO Group NV CVA[c]	54,120	1,682,427
Aegon NV	319,440	2,351,190
AerCap Holdings NVa,b	25,740	1,341,826
Akzo Nobel NV	45,210	4,091,240
Altice NV Class Aa,b	79,860	765,912
ArcelorMittal[a]	93,060	3,158,862
ASML Holding NV	59,477	11,317,961
Heineken NV	39,270	4,142,035
ING Groep NV	607,860	10,264,199
Koninklijke Ahold Delhaize NV	192,060	4,642,095
Koninklijke DSM NV	37,954	3,935,362
Koninklijke KPN NV	566,940	1,765,185
Koninklijke Philips NV	159,757	6,796,174
NN Group NV	46,530	2,231,273
NXP Semiconductors NVa	47,894	5,024,081
RELX NV	184,700	3,930,865
Unilever NV CVA	255,916	14,671,423
Wolters Kluwer NV	47,190	2,555,979

		84,668,089

Security	Shares	Value
NEW ZEALAND — 0.10%
Auckland International Airport Ltd.	272,910	$1,226,826
Fletcher Building Ltd.	135,338	601,716
Spark New Zealand Ltd.	669,341	1,631,797

		3,460,339
NORWAY — 0.44%
DNB ASA	149,490	2,809,317
Gjensidige Forsikring ASA	53,957	856,728
Norsk Hydro ASA	249,150	1,556,896
Orkla ASA	150,249	1,394,254
Statoil ASA	178,587	4,581,097
Telenor ASA	90,420	2,006,800
Yara International ASA	28,398	1,201,698

		14,406,790
PAKISTAN — 0.01%
MCB Bank Ltd.	132,000	238,541
United Bank Ltd./Pakistan	132,000	229,690

		468,231
PERU — 0.10%
Credicorp Ltd.	13,530	3,145,590

		3,145,590
PHILIPPINES — 0.23%
Ayala Land Inc.	2,013,000	1,587,076
Bank of the Philippine Islands	954,846	1,937,387
JG Summit Holdings Inc.	462,000	570,921
Jollibee Foods Corp.	379,500	2,090,020
Metropolitan Bank & Trust Co.	540,933	888,498
SM Prime Holdings Inc.	1,023,000	677,065

		7,750,967
POLAND — 0.28%
Alior Bank SAa	26,070	528,655
Bank Millennium SAa	223,410	545,175
Bank Polska Kasa Opieki SA	16,500	550,510
Bank Zachodni WBK SA	5,296	561,380
CD Projekt SA	13,860	493,679
Cyfrowy Polsat SA	147,180	1,077,885
KGHM Polska Miedz SA	19,800	529,168
mBank SAa	5,698	698,315
Polski Koncern Naftowy ORLEN SA	52,253	1,337,736
Polskie Gornictwo Naftowe i Gazownictwo SA	265,043	467,489
Powszechna Kasa Oszczednosci Bank Polski SAa	130,350	1,556,573
Powszechny Zaklad Ubezpieczen SA	76,230	933,797

		9,280,362
PORTUGAL — 0.11%
Banco Espirito Santo SA Registered[a,d]	1	—
EDP — Energias de Portugal SA	360,409	1,339,432

276

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI ex U.S. ETF

April 30, 2018

Security	Shares	Value
Galp Energia SGPS SA	56,825	$1,092,659
Jeronimo Martins SGPS SA	60,764	1,067,454

		3,499,545
QATAR — 0.13%
Ezdan Holding Group QSC[a]	176,636	541,185
Masraf Al Rayan QSC	167,449	1,628,358
Ooredoo QPSC	21,609	467,758
Qatar National Bank QPSC	42,638	1,759,686

		4,396,987
RUSSIA — 0.82%
Gazprom PJSC ADR NVS	872,882	4,039,698
Lukoil PJSC ADR NVS	73,262	4,827,233
Magnit PJSC GDR NVS[e]	58,740	1,115,473
MMC Norilsk Nickel PJSC ADR NVS	107,976	1,839,911
Mobile TeleSystems PJSC ADR NVS	126,720	1,330,560
Novatek PJSC GDR NVS	17,569	2,231,263
Rosneft Oil Co. PJSC GDR NVS[e]	136,012	828,857
RusHydro PJSC ADR NVS	389,163	442,089
Sberbank of Russia PJSC ADR	386,430	5,757,807
Surgutneftegas OJSC ADR NVS	269,953	1,244,483
Tatneft PJSC ADR NVS	39,930	2,575,485
VTB Bank PJSC GDR NVS	454,284	850,420

		27,083,279
SINGAPORE — 0.90%
Ascendas REIT	727,716	1,467,469
CapitaLand Commercial Trust	804,805	1,106,261
CapitaLand Ltd.	363,100	1,031,121
CapitaLand Mall Trust	297,000	471,055
ComfortDelGro Corp. Ltd.	330,000	560,779
DBS Group Holdings Ltd.	265,400	6,181,742
Genting Singapore PLC	891,000	787,334
Golden Agri-Resources Ltd.	990,000	257,959
Hutchison Port Holdings Trust	1,156,300	387,361
Keppel Corp. Ltd.	297,000	1,837,113
Oversea-Chinese Banking Corp. Ltd.	430,575	4,487,697
Sembcorp Industries Ltd.	132,000	306,061
Singapore Airlines Ltd.	165,000	1,355,840
Singapore Exchange Ltd.	99,000	577,229
Singapore Telecommunications Ltd.	1,254,000	3,333,771
Suntec REIT	528,000	781,602
United Overseas Bank Ltd.[b]	191,400	4,356,932
Wilmar International Ltd.	264,000	650,006

		29,937,332
SOUTH AFRICA — 1.66%
Anglo American Platinum Ltd.	12,543	337,926
AngloGold Ashanti Ltd.	81,604	734,411
Aspen Pharmacare Holdings Ltd.	75,921	1,636,981
Bid Corp. Ltd.	53,130	1,219,750
Bidvest Group Ltd. (The)	61,380	1,205,253

Security	Shares	Value
Brait SEa	84,150	$291,875
Exxaro Resources Ltd.	42,570	379,537
FirstRand Ltd.	507,210	2,720,559
Foschini Group Ltd. (The)	66,000	1,136,678
Gold Fields Ltd.	177,220	665,369
Growthpoint Properties Ltd.	828,430	1,931,095
Imperial Holdings Ltd.	38,940	749,775
Investec Ltd.	89,760	708,014
MMI Holdings Ltd./South Africa	479,572	854,749
Mr. Price Group Ltd.	74,250	1,629,619
MTN Group Ltd.	290,070	2,910,052
Naspers Ltd. Class N	68,130	16,696,878
NEPI Rockcastle PLC	66,000	727,421
PSG Group Ltd.	30,360	547,191
Rand Merchant Investment Holdings Ltd.	275,220	908,306
Redefine Properties Ltd.	2,238,100	2,147,787
Remgro Ltd.	89,239	1,606,320
RMB Holdings Ltd.	191,730	1,203,789
Sappi Ltd.	143,550	918,766
Sasol Ltd.	80,520	2,889,400
Shoprite Holdings Ltd.	68,640	1,369,089
Sibanye Gold Ltd.[a]	356,340	313,417
Standard Bank Group Ltd.	207,240	3,557,879
Steinhoff International Holdings NV Class Hb	517,110	79,531
Tiger Brands Ltd.	31,020	966,599
Truworths International Ltd.	124,446	1,021,786
Woolworths Holdings Ltd./South Africa	168,304	866,209

		54,932,011
SOUTH KOREA — 3.72%
Amorepacific Corp.	5,940	1,940,977
AMOREPACIFIC Group	8,580	1,148,766
BGF retail Co. Ltd.	2,219	396,825
BNK Financial Group Inc.	135,375	1,324,534
Celltrion Inc.[a,b]	12,788	3,244,743
CJ CheilJedang Corp.	2,325	746,664
CJ Corp.	3,300	502,083
Coway Co. Ltd.	10,890	892,163
Daelim Industrial Co. Ltd.	3,640	293,095
DB Insurance Co. Ltd.	7,260	427,559
DGB Financial Group Inc.	78,607	883,183
E-MART Inc.	2,640	667,385
GS Holdings Corp.	13,038	748,307
Hana Financial Group Inc.	40,451	1,808,469
Hankook Tire Co. Ltd.	11,246	520,682
Hanmi Pharm Co. Ltd.	1,445	630,467
Hanmi Science Co. Ltd.	3,701	269,592
Hanssem Co. Ltd.	3,630	395,951
Hanwha Aerospace Co. Ltd.[a,b]	6,930	156,372
Hyosung Corp.	2,984	367,395
Hyundai Development Co. Engineering & Construction	7,315	317,790
Hyundai Engineering & Construction Co. Ltd.	10,890	648,475
Hyundai Glovis Co. Ltd.	3,630	572,684
Hyundai Heavy Industries Co. Ltd.[a]	6,033	675,009
Hyundai Heavy Industries Holdings Co. Ltd.[a]	1,709	676,047
Hyundai Marine & Fire Insurance Co. Ltd.	14,206	508,759
Hyundai Mobis Co. Ltd.	10,230	2,375,394
Hyundai Motor Co.	21,450	3,213,333
Hyundai Steel Co.	8,910	505,544

277

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI ex U.S. ETF

April 30, 2018

Security	Shares	Value
Industrial Bank of Korea	42,570	$671,602
Kakao Corp.	6,600	685,923
Kangwon Land Inc.	29,370	794,713
KB Financial Group Inc.	49,843	2,856,038
KEPCO Plant Service & Engineering Co. Ltd.	6,270	297,635
Kia Motors Corp.	23,100	715,893
Korea Aerospace Industries Ltd.[a]	11,492	464,823
Korea Electric Power Corp.	38,616	1,354,028
Korea Gas Corp.[a]	14,591	748,642
Korea Investment Holdings Co. Ltd.	16,170	1,379,230
Korea Zinc Co. Ltd.	1,650	669,702
KT Corp.	25,110	640,651
KT&G Corp.	17,470	1,599,706
LG Chem Ltd.	6,934	2,337,194
LG Corp.	16,500	1,252,891
LG Display Co. Ltd.	35,310	775,263
LG Electronics Inc.	13,734	1,311,613
LG Household & Health Care Ltd.	1,980	2,539,769
Lotte Chemical Corp.	2,310	895,408
Lotte Corp.[a]	6,896	420,326
Lotte Shopping Co. Ltd.	1,510	361,931
Medy-Tox Inc.	990	646,621
Mirae Asset Daewoo Co. Ltd.	79,604	728,924
NAVER Corp.	3,960	2,654,707
NCSoft Corp.	2,970	1,001,077
OCI Co. Ltd.	4,950	723,000
Orion Corp./Republic of Korea	3,864	450,417
POSCO	9,981	3,481,038
S-1 Corp.	5,610	515,276
S-Oil Corp.	8,910	917,654
Samsung Biologics Co. Ltd.[a,c]	3,300	1,507,795
Samsung C&T Corp.	10,622	1,392,332
Samsung Electro-Mechanics Co. Ltd.	10,563	1,171,963
Samsung Electronics Co. Ltd.	14,864	36,879,921
Samsung Fire & Marine Insurance Co. Ltd.	4,620	1,157,109
Samsung Life Insurance Co. Ltd.	11,220	1,229,100
Samsung SDI Co. Ltd.	9,570	1,644,207
Samsung SDS Co. Ltd.	5,610	1,286,878
Samsung Securities Co. Ltd.	18,203	632,303
Shinhan Financial Group Co. Ltd.	55,413	2,472,196
SillaJen Inc.[a]	9,240	727,573
SK Holdings Co. Ltd.	5,940	1,635,092
SK Hynix Inc.	88,460	6,998,614
SK Innovation Co. Ltd.	9,570	1,760,690
SK Telecom Co. Ltd.	3,300	706,006
Woori Bank	60,741	912,778
Yuhan Corp.	1,385	296,957

		123,161,456
SPAIN — 2.20%
Abertis Infraestructuras SA	94,380	2,082,185
ACS Actividades de Construccion y Servicios SA	49,602	2,099,317
Aena SME SAc	9,571	1,978,545
Amadeus IT Group SA	76,377	5,601,313
Banco Bilbao Vizcaya Argentaria SA	988,350	8,036,453
Banco de Sabadell SA	875,327	1,720,137

Security	Shares	Value
Banco Santander SA	2,358,510	$15,310,633
Bankia SAb	133,980	590,357
Bankinter SA	143,220	1,501,973
CaixaBank SA	563,640	2,750,516
Endesa SA	45,870	1,073,487
Ferrovial SA	118,153	2,531,713
Gas Natural SDG SA	51,810	1,308,899
Grifols SA	43,237	1,219,779
Iberdrola SA	805,607	6,244,910
Industria de Diseno Textil SA	172,920	5,386,005
International Consolidated Airlines Group SA	138,930	1,203,857
Red Electrica Corp. SA	64,405	1,344,627
Repsol SA	193,097	3,697,800
Siemens Gamesa Renewable Energy SAb	39,930	688,192
Telefonica SA	643,171	6,553,105

		72,923,803
SWEDEN — 1.74%
Alfa Laval AB	86,790	2,161,064
Assa Abloy AB Class B	164,340	3,462,362
Atlas Copco AB Class A	135,988	5,352,107
Atlas Copco AB Class B	33,000	1,178,760
Electrolux AB Series B	56,760	1,501,611
Essity AB Class B	94,207	2,402,855
Getinge AB Class B	41,749	389,938
Hennes & Mauritz AB Class B	154,770	2,652,138
Hexagon AB Class B	38,940	2,262,555
Husqvarna AB Class B	172,590	1,666,876
Investor AB Class B	74,580	3,267,940
Lundin Petroleum ABa	43,890	1,215,848
Millicom International Cellular SA SDR	14,246	951,580
Nordea Bank AB	434,940	4,446,407
Sandvik AB	229,680	3,940,524
Securitas AB Class B	121,209	1,968,624
Skandinaviska Enskilda Banken AB Class A	182,490	1,721,998
Skanska AB Class B	94,728	1,855,988
Svenska Handelsbanken AB Class A	211,200	2,367,334
Swedbank AB Class A	119,460	2,609,046
Tele2 AB Class B	90,770	1,183,550
Telefonaktiebolaget LM Ericsson Class B	455,070	3,497,736
Telia Co. AB	371,910	1,836,792
Volvo AB Class B	227,370	3,880,087

		57,773,720
SWITZERLAND — 5.18%
ABB Ltd. Registered	262,350	6,159,222
Adecco Group AG Registered	26,876	1,790,285
Barry Callebaut AG Registered	1,213	2,189,748
Chocoladefabriken Lindt & Spruengli AG Participation Certificates NVS	419	2,700,495
Cie. Financiere Richemont SA Registered	83,572	7,983,199
Credit Suisse Group AG Registered	360,424	6,115,083
Dufry AG Registered[a,b]	5,280	751,276
Geberit AG Registered	7,450	3,195,545
Givaudan SA Registered	1,485	3,328,836
Julius Baer Group Ltd.	47,874	2,864,992
Kuehne + Nagel International AG Registered	18,163	2,843,989
LafargeHolcim Ltd. Registered	72,155	4,035,257
Lonza Group AG Registered	11,974	2,953,885

278

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI ex U.S. ETF

April 30, 2018

Security	Shares	Value
Nestle SA Registered	465,410	$36,192,809
Novartis AG Registered	336,930	26,106,204
Partners Group Holding AG	4,157	3,050,874
Roche Holding AG NVS	105,600	23,559,713
SGS SA Registered	660	1,611,496
Sika AG Bearer	330	2,410,244
Sonova Holding AG Registered	8,910	1,477,949
Swatch Group AG (The) Bearer	6,020	2,909,961
Swiss Life Holding AG Registered	5,688	2,002,493
Swiss Prime Site AG Registered	13,530	1,271,812
Swiss Re AG	46,200	4,417,913
Swisscom AG Registered	3,960	1,908,193
UBS Group AG Registered	555,060	9,403,330
Vifor Pharma AG	10,230	1,625,081
Zurich Insurance Group AG	20,970	6,728,025

		171,587,909
TAIWAN — 2.77%
Acer Inc.	990,792	763,526
ASE Industrial Holding Co. Ltd.	489,762	1,329,251
Asia Cement Corp.	676,440	725,904
AU Optronics Corp.	2,400,000	1,005,864
Cathay Financial Holding Co. Ltd.	1,402,318	2,535,752
Chang Hwa Commercial Bank Ltd.	1,525,422	881,643
China Development Financial Holding Corp.	2,984,000	1,134,639
China Steel Corp.	1,692,288	1,344,153
Chunghwa Telecom Co. Ltd.	660,000	2,520,744
Compal Electronics Inc.	990,000	649,147
CTBC Financial Holding Co. Ltd.	2,838,036	2,038,371
Delta Electronics Inc.	330,000	1,204,603
E.Sun Financial Holding Co. Ltd.	1,572,892	1,116,412
Far EasTone Telecommunications Co. Ltd.	660,000	1,748,906
First Financial Holding Co. Ltd.	2,370,920	1,634,758
Formosa Chemicals & Fibre Corp.	335,340	1,241,098
Formosa Petrochemical Corp.	330,000	1,355,179
Formosa Plastics Corp.	336,960	1,190,148
Fubon Financial Holding Co. Ltd.	660,000	1,137,681
Highwealth Construction Corp.	477,080	738,521
Hon Hai Precision Industry Co. Ltd.	2,765,722	7,749,425
HTC Corp.[a]	43,000	87,929
Hua Nan Financial Holdings Co. Ltd.	2,857,217	1,733,461
Innolux Corp.	1,718,688	644,802
Largan Precision Co. Ltd.	16,000	1,881,939
Macronix International[a]	330,000	530,360
MediaTek Inc.	60,000	689,504
Mega Financial Holding Co. Ltd.	1,393,195	1,236,083
Nan Ya Plastics Corp.	663,840	1,830,880
Pegatron Corp.	660,000	1,550,369
Quanta Computer Inc.	660,000	1,206,834
Shin Kong Financial Holding Co. Ltd.	1,650,149	677,651
SinoPac Financial Holdings Co. Ltd.	3,091,569	1,118,070
Synnex Technology International Corp.	341,750	493,800
Taishin Financial Holding Co. Ltd.	2,323,589	1,134,837
Taiwan Business Bank	5,674,956	1,749,298
Taiwan Cement Corp.	660,000	911,260
Taiwan Cooperative Financial Holding Co. Ltd.	3,783,818	2,206,103

Security	Shares	Value
Taiwan Mobile Co. Ltd.	660,000	$2,442,668
Taiwan Semiconductor Manufacturing Co. Ltd.	3,960,000	30,382,776
Uni-President Enterprises Corp.	749,972	1,814,949
United Microelectronics Corp.	2,970,000	1,606,138
Vanguard International Semiconductor Corp.	330,000	673,686
Winbond Electronics Corp.	990,000	612,340
Yuanta Financial Holding Co. Ltd.	1,215,067	583,170

		91,844,632
THAILAND — 0.63%
Advanced Info Service PCL NVDR	165,000	1,087,452
Airports of Thailand PCL NVDR	990,000	2,235,028
Bangkok Expressway & Metro PCL NVDR	1,617,000	397,077
Berli Jucker PCL NVDR	363,000	687,239
BTS Group Holdings PCL NVDR	2,508,000	711,236
Central Pattana PCL NVDR	330,000	844,344
Charoen Pokphand Foods PCL NVDR	966,400	747,153
CP ALL PCL NVDR	995,200	2,743,422
Glow Energy PCL NVDR	372,000	1,016,635
Indorama Ventures PCL NVDR	601,888	1,149,042
KCE Electronics PCL NVDR	132,000	285,456
Minor International PCL NVDR	432,920	552,124
PTT Exploration & Production PCL NVDR	206,399	876,346
PTT Global Chemical PCL NVDR	330,601	1,026,581
PTT PCL NVDR	1,277,000	2,286,137
Siam Cement PCL (The) NVDR	66,300	983,156
Siam Commercial Bank PCL (The) NVDR	330,000	1,369,772
Thai Oil PCL NVDR	241,000	719,716
TMB Bank PCL NVDR	9,339,000	698,354
True Corp. PCL NVDR	1,486,434	357,950

		20,774,220
TURKEY — 0.22%
Akbank Turk AS	198,990	414,109
Anadolu Efes Biracilik Ve Malt Sanayii AS	84,200	551,771
Arcelik AS	129,380	575,411
BIM Birlesik Magazalar AS	57,146	969,243
Coca-Cola Icecek AS	28,050	247,984
Emlak Konut Gayrimenkul Yatirim Ortakligi ASa,b	635,632	379,949
Eregli Demir ve Celik Fabrikalari TAS	238,920	597,116
Haci Omer Sabanci Holding AS	81,510	192,885
KOC Holding AS	63,798	215,315
Tupras Turkiye Petrol Rafinerileri AS	31,380	798,925
Turk Hava Yollari AOa	134,020	550,882
Turk Telekomunikasyon ASa	139,312	215,209
Turkiye Garanti Bankasi AS	303,270	687,071
Turkiye Halk Bankasi AS	108,570	220,866
Turkiye Is Bankasi AS Class C	143,254	217,070
Ulker Biskuvi Sanayi AS	68,970	361,371

		7,195,177
UNITED ARAB EMIRATES — 0.18%
Abu Dhabi Commercial Bank PJSC	426,168	815,638
Aldar Properties PJSC	1,141,827	652,801
DP World Ltd.	37,062	824,630
Emaar Properties PJSC	830,109	1,308,504
Emirates Telecommunications Group Co. PJSC	514,800	2,403,610

		6,005,183

279

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI ex U.S. ETF

April 30, 2018

Security	Shares	Value
UNITED KINGDOM — 12.21%
3i Group PLC	164,052	$2,127,611
Anglo American PLC[b]	213,510	5,026,968
Ashtead Group PLC	90,420	2,531,898
Associated British Foods PLC	50,820	1,892,717
AstraZeneca PLC	191,400	13,452,771
Auto Trader Group PLC[c]	181,500	882,461
Aviva PLC	582,785	4,246,277
BAE Systems PLC	452,100	3,804,696
Barclays PLC	2,419,560	6,906,773
Barratt Developments PLC	163,020	1,252,908
Berkeley Group Holdings PLC	19,800	1,110,497
BHP Billiton PLC	325,710	6,926,640
BP PLC	2,937,660	21,768,477
British American Tobacco PLC	348,480	19,194,354
British Land Co. PLC (The)	150,563	1,394,409
BT Group PLC	1,402,500	4,818,708
Bunzl PLC	97,051	2,821,841
Burberry Group PLC	75,900	1,906,302
Capita PLC	132,660	349,999
Carnival PLC	39,270	2,555,683
Centrica PLC	899,643	1,905,771
Cobham PLC[a]	437,910	694,232
Coca-Cola HBC AGa	40,590	1,366,358
Compass Group PLC	247,732	5,322,932
ConvaTec Group PLC[c]	217,800	651,571
Diageo PLC	396,990	14,156,499
Experian PLC	203,280	4,667,394
Ferguson PLC	41,250	3,170,315
Fresnillo PLC	46,360	814,138
G4S PLC	382,832	1,365,163
GlaxoSmithKline PLC	740,850	14,912,265
Glencore PLC	1,866,871	9,017,669
HSBC Holdings PLC	2,996,730	29,941,214
Imperial Brands PLC	164,670	5,907,219
InterContinental Hotels Group PLC	42,570	2,690,704
Intertek Group PLC	21,450	1,447,959
ITV PLC	717,420	1,498,512
J Sainsbury PLC	306,900	1,306,170
John Wood Group PLC	102,630	803,758
Johnson Matthey PLC	31,350	1,422,346
Kingfisher PLC	346,830	1,451,271
Land Securities Group PLC	111,440	1,517,114
Legal & General Group PLC	777,480	2,891,327
Lloyds Banking Group PLC	10,332,300	9,201,888
London Stock Exchange Group PLC	61,463	3,640,210
Marks & Spencer Group PLC	357,442	1,416,412
Mediclinic International PLC	58,740	542,876
Melrose Industries PLC	709,849	2,229,181
Micro Focus International PLC	66,330	1,144,736
Mondi PLC	62,370	1,740,441
National Grid PLC	615,242	7,141,916
Next PLC	26,070	1,887,299

Security	Shares	Value
Old Mutual PLC	896,347	$3,106,212
Pearson PLC[b]	135,424	1,555,256
Persimmon PLC	64,020	2,394,031
Prudential PLC	408,210	10,539,338
Randgold Resources Ltd.	14,556	1,176,458
Reckitt Benckiser Group PLC	111,918	8,789,646
RELX PLC	187,162	4,007,307
Rio Tinto PLC	184,800	10,043,921
Rolls-Royce Holdings PLC	289,740	3,352,216
Rolls-Royce Holdings PLC New[a,d]	19,885,822	27,390
Royal Bank of Scotland Group PLC[a]	456,060	1,697,272
Royal Dutch Shell PLC Class A	662,749	23,103,909
Royal Dutch Shell PLC Class B	591,866	21,207,597
Sage Group PLC (The)	280,830	2,456,961
Shire PLC	138,270	7,362,648
Sky PLC	159,720	3,031,466
Smith & Nephew PLC	173,910	3,343,907
SSE PLC	178,200	3,389,578
Standard Chartered PLC	504,248	5,327,013
Standard Life Aberdeen PLC	445,641	2,242,224
Taylor Wimpey PLC	513,835	1,357,073
Tesco PLC	1,340,146	4,354,360
TUI AG	69,304	1,570,726
Unilever PLC	189,090	10,619,566
United Utilities Group PLC	143,550	1,469,444
Vedanta Ltd. ADR NVS	248,490	4,403,243
Vodafone Group PLC	4,100,250	11,950,064
Weir Group PLC (The)	47,190	1,388,339
Whitbread PLC	27,390	1,615,033
Wm Morrison Supermarkets PLC	413,232	1,383,640
WPP PLC	216,810	3,725,324

		404,830,012

TOTAL COMMON STOCKS (Cost: $3,026,699,835)		3,247,644,647

PREFERRED STOCKS — 1.40%

BRAZIL — 0.72%
Banco Bradesco SA NVS, Preference Shares	633,831	6,282,518
Centrais Eletricas Brasileiras SA Class B NVS, Preference Shares	99,000	647,189
Cia. Brasileira de Distribuicao NVS, Preference Shares	33,000	744,929
Cia. Energetica de Minas Gerais NVS, Preference Shares	171,234	415,357
Gerdau SA NVS, Preference Shares	198,000	945,236
Itau Unibanco Holding SA NVS, Preference Shares	464,197	6,789,199
Itausa-Investimentos Itau SA NVS, Preference Shares	663,401	2,588,780
Lojas Americanas SA NVS, Preference Shares	118,900	680,120
Petroleo Brasileiro SA NVS, Preference Shares	627,000	4,129,423
Telefonica Brasil SA NVS, Preference Shares	39,100	550,900

		23,773,651
CHILE — 0.02%
Sociedad Quimica y Minera de Chile SA Class B, Preference Shares	15,246	837,194

		837,194

280

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI ex U.S. ETF

April 30, 2018

Security	Shares	Value
COLOMBIA — 0.07%
Bancolombia SA NVS, Preference Shares	183,939	$2,180,637

		2,180,637
GERMANY — 0.39%
Henkel AG & Co. KGaA NVS, Preference Shares	38,669	4,924,273
Porsche Automobil Holding SE NVS, Preference Shares	23,852	2,040,312
Volkswagen AG NVS, Preference Shares	28,189	5,852,515

		12,817,100
ITALY — 0.02%
Telecom Italia SpA/Milano NVS, Preference Shares	873,192	752,208

		752,208
SOUTH KOREA — 0.18%
Hyundai Motor Co. NVS, Preference Shares	2,640	254,595
Hyundai Motor Co. Series 2 NVS, Preference Shares	5,940	639,577
Samsung Electronics Co. Ltd. NVS, Preference Shares	2,640	5,252,563

		6,146,735

TOTAL PREFERRED STOCKS (Cost: $33,726,342)		46,507,525

SHORT-TERM INVESTMENTS — 1.93%

MONEY MARKET FUNDS — 1.93%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.93%[f,g,h]	61,650,270	61,656,435
BlackRock Cash Funds: Treasury, SL Agency Shares
1.61%[f,g]	2,232,422	2,232,422

		63,888,857

TOTAL SHORT-TERM INVESTMENTS (Cost: $63,884,407)		63,888,857

TOTAL INVESTMENTS IN SECURITIES — 101.32% (Cost: $3,124,310,584)		3,358,041,029
Other Assets, Less Liabilities — (1.32)%		(43,625,997)

NET ASSETS — 100.00%		$3,314,415,032

ADR  —  American Depositary Receipts

CPO  —  Certificates of Participation (Ordinary)

GDR  —  Global Depositary Receipts

NVDR  —  Non-Voting Depositary Receipts

NVS  —  Non-Voting Shares

SDR  —  Swedish Depositary Receipts

[a]	Non-income producing security.
[b]	All or a portion of this security is on loan.
[c]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
[d]	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
[e]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[f]	Affiliate of the Fund.
[g]	Annualized 7-day yield as of period end.
[h]	All or a portion of this security was purchased with cash collateral received from loaned securities.

281

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI ex U.S. ETF

April 30, 2018

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended April 30, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated issuer	Shares held at 07/31/17	Shares purchased		Shares sold	Shares held at 04/30/18	Value at 04/30/18	Income		Net realized gain (loss)	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	56,524,219	5,126,051	[a]	—	61,650,270	$61,656,435	$435,281	[b]	$(9,849)	$(241)
BlackRock Cash Funds: Treasury, SL Agency Shares	5,565,628	—		(3,333,206)[a]	2,232,422	2,232,422	24,946		—	—

						$63,888,857	$460,227		$(9,849)	$(241)

[a]	Net of purchases and sales.
[b]	Includes the Fund’s portion of securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities.

Futures Contracts

Futures contracts outstanding as of April 30, 2018 were as follows:

Description	Number of contracts	Expiration date	Notional amount (000)	Value / unrealized appreciation (depreciation)
Long Contracts
MSCI EAFE E-Mini	118	Jun 2018	$11,956	$56,180
MSCI Emerging Markets E-Mini	74	Jun 2018	4,263	(88,111)

Total				$(31,931)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common stocks	$3,206,022,557	$41,594,698	$27,392	$3,247,644,647
Preferred stocks	41,254,962	5,252,563	—	46,507,525
Money market funds	63,888,857	—	—	63,888,857

Total	$3,311,166,376	$46,847,261	$27,392	$3,358,041,029

Derivative financial instruments[a]
Assets
Futures contracts	$56,180	$—	$—	$56,180
Liabilities
Futures contracts	(88,111)	—	—	(88,111)

Total	$(31,931)	$—	$—	$(31,931)

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

The Fund had transfers from Level 1 to Level 2 during the nine months ended April 30, 2018 in the amount of $35,771,331, resulting from the temporary suspension of trading.

The Fund had transfers from Level 2 to Level 1 during the nine months ended April 30, 2018 in the amount of $246,870, resulting from the resumption of trading after a temporary suspension.

282

Schedule of Investments (Unaudited)

iSHARES® MSCI ACWI LOW CARBON TARGET ETF

April 30, 2018

Security	Shares	Value
COMMON STOCKS — 98.78%

AUSTRALIA — 2.02%
Amcor Ltd./Australia	6,603	$68,434
AMP Ltd.	40,641	123,938
APA Group	59,106	372,545
Aristocrat Leisure Ltd.	9,300	188,279
Aurizon Holdings Ltd.	18,042	61,285
Australia & New Zealand Banking Group Ltd.	37,014	749,910
Bank of Queensland Ltd.	14,694	111,583
Bendigo & Adelaide Bank Ltd.	11,811	94,683
Brambles Ltd.	31,155	232,116
Caltex Australia Ltd.	15,159	354,955
Coca-Cola Amatil Ltd.	12,090	84,782
Commonwealth Bank of Australia	21,588	1,170,357
Computershare Ltd.	4,557	58,477
Crown Resorts Ltd.	5,115	50,039
CSL Ltd.	4,929	633,851
Dexus	19,530	139,904
Domino’s Pizza Enterprises Ltd.[a]	1,116	35,525
Fortescue Metals Group Ltd.	86,025	296,108
Goodman Group	48,546	332,370
GPT Group (The)	44,640	163,091
Harvey Norman Holdings Ltd.	21,576	57,329
Insurance Australia Group Ltd.	27,807	165,822
LendLease Group	5,859	79,121
Macquarie Group Ltd.	4,371	358,617
Medibank Pvt Ltd.	32,364	71,580
Mirvac Group	103,602	175,177
National Australia Bank Ltd.	37,388	817,036
Newcrest Mining Ltd.	9,951	158,868
QBE Insurance Group Ltd.	19,065	143,336
Ramsay Health Care Ltd.	1,023	49,954
Scentre Group	64,449	196,057
Seek Ltd.	5,580	81,840
Sonic Healthcare Ltd.	4,743	84,566
Stockland	39,060	122,066
Suncorp Group Ltd.	14,694	155,506
Sydney Airport	46,686	251,268
Tabcorp Holdings Ltd.	43,127	142,588
Telstra Corp. Ltd.	99,324	238,420
Transurban Group	62,133	544,052
Treasury Wine Estates Ltd.	15,810	227,585
Wesfarmers Ltd.	10,044	331,851
Westfield Corp.	26,226	182,130
Westpac Banking Corp.	42,426	917,203
Woolworths Group Ltd.	5,115	107,569

		10,981,773
AUSTRIA — 0.07%
Erste Group Bank AG	5,115	250,906
Raiffeisen Bank International AGb	3,999	135,284

		386,190
BELGIUM — 0.33%
Ageas	3,906	209,770

Security	Shares	Value
Anheuser-Busch InBev SA/NV	10,323	$1,031,704
Colruyt SA	2,046	115,392
Proximus SADP	2,232	68,577
UCB SA	1,209	91,674
Umicore SA	5,208	291,082

		1,808,199
BRAZIL — 0.69%
Ambev SA	111,601	746,524
B3 SA — Brasil, Bolsa, Balcao	18,600	134,926
Banco Bradesco SA	10,992	100,537
Banco do Brasil SA	18,600	195,722
BB Seguridade Participacoes SA	18,600	146,552
BRF SAb	9,300	66,129
CCR SA	27,900	95,674
Cielo SA	21,536	118,557
Cosan SA Industria e Comercio	27,901	318,233
Embraer SA	9,300	59,037
Kroton Educacional SA	18,600	74,716
Localiza Rent a Car SA	9,300	74,369
Lojas Renner SA	9,300	86,955
Qualicorp SA	9,300	64,930
Transmissora Alianca de Energia Eletrica SA NVS	18,600	113,540
Ultrapar Participacoes SA	27,901	483,590
Vale SA	61,301	855,440

		3,735,431
CANADA — 3.08%
Agnico Eagle Mines Ltd.	6,603	278,295
Alimentation Couche-Tard Inc. Class B	5,487	237,594
Bank of Montreal	7,254	551,767
Bank of Nova Scotia (The)	14,694	904,599
Barrick Gold Corp.	5,859	78,976
BCE Inc.	6,975	296,476
BlackBerry Ltd.[b]	12,462	130,652
Bombardier Inc. Class Bb	35,154	108,866
Brookfield Asset Management Inc. Class A	9,858	391,336
Cameco Corp.	13,950	147,123
Canadian Imperial Bank of Commerce	5,766	502,993
Canadian National Railway Co.	7,347	568,354
Canadian Pacific Railway Ltd.	837	152,964
Canadian Tire Corp. Ltd. Class A NVS	930	126,940
CCL Industries Inc. Class B NVS	4,278	207,835
CGI Group Inc. Class Ab	2,511	145,730
Constellation Software Inc./Canada	186	133,140
Dollarama Inc.	1,488	171,556
Element Fleet Management Corp.	6,324	23,926
Enbridge Inc.	22,236	674,565
Fairfax Financial Holdings Ltd.	651	360,974
First Quantum Minerals Ltd.	27,714	399,945
Franco-Nevada Corp.	5,115	363,371
George Weston Ltd.	2,976	244,195
Goldcorp Inc.	15,159	201,497
Hydro One Ltd.[c]	37,200	591,683
Intact Financial Corp.	930	71,022

283

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI LOW CARBON TARGET ETF

April 30, 2018

Security	Shares	Value
Inter Pipeline Ltd.	30,504	$550,854
Jean Coutu Group PJC Inc. (The) Class A	2,697	51,733
Loblaw Companies Ltd.	2,976	151,592
Lundin Mining Corp.	57,846	383,549
Magna International Inc.	1,488	88,018
Manulife Financial Corp.	24,552	464,055
Metro Inc.	2,604	82,754
National Bank of Canada	1,953	92,901
Pembina Pipeline Corp.	45,794	1,460,678
PrairieSky Royalty Ltd.	43,152	958,335
Restaurant Brands International Inc.	2,976	162,201
Rogers Communications Inc. Class B NVS	5,301	250,629
Royal Bank of Canada	17,856	1,360,006
Shaw Communications Inc. Class B NVS	4,557	93,810
Shopify Inc. Class Aa,b	1,302	174,700
SNC-Lavalin Group Inc.	5,859	257,267
Sun Life Financial Inc.	5,487	226,850
TELUS Corp.	3,627	130,006
Thomson Reuters Corp.	2,511	101,129
Toronto-Dominion Bank (The)	22,971	1,292,124
Wheaton Precious Metals Corp.	17,856	371,202

		16,770,767
CHILE — 0.09%
Aguas Andinas SA Class A	350,517	233,573
Cencosud SA	33,108	98,606
SACI Falabella	14,973	145,327

		477,506
CHINA — 3.57%
58.com Inc. ADR[b]	1,395	121,909
Agricultural Bank of China Ltd. Class H	558,000	317,100
Alibaba Group Holding Ltd. ADR[a,b]	14,229	2,540,446
Baidu Inc. ADR[b]	3,441	863,347
Bank of China Ltd. Class H	1,209,000	662,402
Bank of Communications Co. Ltd. Class H	279,000	229,649
Beijing Enterprises Water Group Ltd.[a]	372,000	218,036
CGN Power Co. Ltd. Class Hc	1,674,000	458,586
China CITIC Bank Corp. Ltd. Class H	186,000	134,139
China Conch Venture Holdings Ltd.	46,500	145,160
China Construction Bank Corp. Class H	1,191,000	1,262,590
China Everbright Bank Co. Ltd. Class H	93,000	46,807
China Huarong Asset Management Co. Ltd. Class Hc	93,000	32,231
China Life Insurance Co. Ltd. Class H	93,000	266,620
China Merchants Bank Co. Ltd. Class H	46,500	205,001
China Minsheng Banking Corp. Ltd. Class H	93,000	87,688
China Mobile Ltd.	46,500	445,552
China Oilfield Services Ltd. Class H	186,000	186,515
China Pacific Insurance Group Co. Ltd. Class H	37,200	165,660
China Resources Gas Group Ltd.	186,000	688,472
China Taiping Insurance Holdings Co. Ltd.	37,200	126,082
China Telecom Corp. Ltd. Class H	186,000	91,006
China Unicom Hong Kong Ltd.[b]	186,000	264,961
China Vanke Co. Ltd. Class H	26,200	109,163
Chongqing Rural Commercial Bank Co. Ltd. Class H	93,000	71,691
CITIC Securities Co. Ltd. Class H	46,500	114,706
COSCO SHIPPING Ports Ltd.	102,000	90,066
Ctrip.com International Ltd. ADR[a,b]	6,789	277,670

Security	Shares	Value
Geely Automobile Holdings Ltd.	93,000	$248,845
Great Wall Motor Co. Ltd. Class H	87,000	91,232
Guangdong Investment Ltd.	186,000	289,609
Huaneng Renewables Corp. Ltd. Class H	744,000	332,742
Industrial & Commercial Bank of China Ltd. Class H	1,116,000	992,537
JD.com Inc. ADR[a,b]	10,788	393,870
Jiangsu Expressway Co. Ltd. Class H	186,000	255,955
NetEase Inc. ADR	1,116	286,890
New Oriental Education & Technology Group Inc. ADR	2,511	225,588
People’s Insurance Co. Group of China Ltd. (The) Class H	1,209,000	574,596
Ping An Insurance Group Co. of China Ltd. Class H	93,000	918,950
SOHO China Ltd.	139,500	71,987
TAL Education Group Class A ADR	6,138	223,546
Tencent Holdings Ltd.	74,400	3,706,610
Vipshop Holdings Ltd. ADR[b]	10,416	161,240
Want Want China Holdings Ltd.	93,000	82,593
Yum China Holdings Inc.	3,840	164,198
Zhejiang Expressway Co. Ltd. Class H	186,000	191,729

		19,435,972
COLOMBIA — 0.12%
Grupo de Inversiones Suramericana SA	5,580	77,436
Interconexion Electrica SA ESP	111,786	576,263

		653,699
CZECH REPUBLIC — 0.00%
Komercni Banka AS	465	20,123

		20,123
DENMARK — 0.46%
Carlsberg A/S Class B	804	90,144
Chr Hansen Holding A/S	3,503	318,793
Coloplast A/S Class B	558	47,415
Danske Bank A/S	7,204	251,635
Genmab A/Sb	404	82,023
ISS A/S	1,860	65,150
Novo Nordisk A/S Class B	22,227	1,051,761
Novozymes A/S Class B	6,366	300,923
Pandora A/S	1,059	118,047
Vestas Wind Systems A/S	3,069	199,170

		2,525,061
FINLAND — 0.40%
Kone OYJ Class B	5,766	287,437
Metso OYJ	3,069	109,719
Neste OYJ	10,230	863,956
Nokia OYJ	80,631	484,948
Sampo OYJ Class A	4,557	246,383
Wartsila OYJ Abp	9,486	202,286

		2,194,729

284

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI LOW CARBON TARGET ETF

April 30, 2018

Security	Shares	Value
FRANCE — 3.86%
Aeroports de Paris NVS	2,232	$491,878
Airbus SE	8,277	974,026
Alstom SA NVS	2,232	101,693
Amundi SAc	651	55,435
Atos SE	837	113,160
AXA SA NVS	32,457	930,169
BNP Paribas SA	14,136	1,092,721
Bollore SA NVS	52,638	261,893
Bureau Veritas SA NVS	3,534	92,441
Capgemini SE	2,697	371,471
CNP Assurances NVS	9,021	231,498
Credit Agricole SA	22,971	378,420
Danone SA NVS	8,742	708,610
Dassault Aviation SA NVS	186	371,920
Dassault Systemes SE NVS	837	108,458
Edenred NVS	5,487	188,938
Eiffage SA NVS	465	55,451
Essilor International Cie Generale d’Optique SA NVS	2,139	292,159
Eurazeo SA NVS	1,395	122,700
Eutelsat Communications SA	4,092	88,694
Fonciere Des Regions	1,493	167,126
Gecina SA	1,367	237,171
Getlink Registered NVS	12,648	178,638
Hermes International NVS	762	493,283
ICADE	651	64,771
Iliad SA NVS[a]	1,023	205,112
Ingenico Group SA NVS	558	48,810
Kering SA NVS	1,116	646,669
Klepierre SA	4,929	202,001
L’Oreal SA	6,138	1,474,657
Legrand SA	4,743	369,617
LVMH Moet Hennessy Louis Vuitton SE NVS	3,813	1,332,766
Natixis SA	21,576	177,576
Orange SA NVS	21,390	390,623
Pernod Ricard SA NVS	3,627	602,763
Peugeot SA NVS	9,486	234,033
Publicis Groupe SA NVS	3,069	229,894
Remy Cointreau SA NVS	279	38,462
Renault SA NVS	3,441	373,502
Rexel SA	6,417	99,626
Safran SA	5,115	602,297
Sanofi NVS	15,438	1,227,127
Schneider Electric SE NVS	10,788	981,204
SCOR SE	4,650	189,050
SES SA	6,510	100,677
Societe BIC SA NVS	837	85,401
Societe Generale SA NVS	10,974	602,678
Sodexo SA NVS	1,674	166,049
STMicroelectronics NV	5,580	122,161
Thales SA NVS	1,767	224,163
Unibail-Rodamco SE	2,262	543,583
Valeo SA NVS	2,046	137,046
Vinci SA	8,835	887,046
Vivendi SA NVS	19,809	523,898

		20,991,215

Security	Shares	Value
GERMANY — 2.90%
1&1 Drillisch AG	837	$60,777
adidas AGa	2,697	664,411
Allianz SE Registered	6,510	1,545,232
BASF SE	9,858	1,028,108
Bayer AG Registered	8,928	1,070,914
Bayerische Motoren Werke AG	4,464	498,728
Beiersdorf AG	1,674	189,956
Brenntag AG	3,534	202,900
Commerzbank AGb	18,972	245,494
Continental AG	837	223,691
Daimler AG Registered[a]	13,764	1,089,242
Deutsche Bank AG Registered	30,561	419,676
Deutsche Boerse AG	2,154	290,565
Deutsche Post AG Registered	7,905	344,784
Deutsche Telekom AG Registered	39,897	698,710
Deutsche Wohnen SE Bearer	6,603	312,249
Fraport AG Frankfurt Airport Services Worldwide	1,767	171,645
Fresenius Medical Care AG & Co. KGaA	2,976	303,037
Fresenius SE & Co. KGaA	6,324	483,959
GEA Group AG	3,162	123,817
Hannover Rueck SE	651	91,710
Henkel AG & Co. KGaA	1,767	210,820
HUGO BOSS AG	1,302	122,385
Infineon Technologies AG	16,554	425,611
Merck KGaA	1,767	173,396
MTU Aero Engines AG	279	48,203
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Registered	2,717	623,545
ProSiebenSat.1 Media SE	3,534	128,520
SAP SE	12,741	1,422,683
Siemens AG Registered	10,509	1,341,308
Symrise AG	5,487	444,832
Telefonica Deutschland Holding AG	39,525	189,154
Vonovia SE	6,510	327,278
Wirecard AG	1,209	165,207
Zalando SEa,b,c	1,860	96,070

		15,778,617
GREECE — 0.02%
OPAP SA	8,964	107,545

		107,545
HONG KONG — 1.17%
AIA Group Ltd.	148,800	1,340,447
BOC Hong Kong Holdings Ltd.	46,500	242,032
CK Asset Holdings Ltd.	46,500	403,189
Galaxy Entertainment Group Ltd.	93,000	822,374
Hong Kong & China Gas Co. Ltd.	596,149	1,248,774
Hong Kong Exchanges & Clearing Ltd.[a]	8,300	272,005
Hongkong Land Holdings Ltd.	18,600	134,850
Li & Fung Ltd.	186,000	94,087
Link REIT	46,500	412,372
Melco Resorts & Entertainment Ltd. ADR	6,510	203,177

285

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI LOW CARBON TARGET ETF

April 30, 2018

Security	Shares	Value
MTR Corp. Ltd.	46,500	$262,176
Power Assets Holdings Ltd.	93,000	692,619
Sands China Ltd.	37,200	216,851

		6,344,953
HUNGARY — 0.03%
OTP Bank Nyrt	3,441	150,516

		150,516
INDIA — 0.96%
ICICI Bank Ltd. ADR NVS	82,535	702,373
Idea Cellular Ltd.[b]	100	104
Infosys Ltd. ADR NVS	66,421	1,173,659
Larsen & Toubro Ltd. GDR NVS[d]	59,427	1,250,938
Mahindra & Mahindra Ltd. GDR NVS	64,012	835,357
State Bank of India GDR NVS[d]	17,577	647,712
Wipro Ltd. ADR NVS[a]	130,206	622,385

		5,232,528
INDONESIA — 0.26%
Astra International Tbk PT	288,300	148,165
Bank Central Asia Tbk PT	93,000	147,731
Bank Mandiri Persero Tbk PT	334,800	171,461
Bank Rakyat Indonesia Persero Tbk PT	837,000	193,721
Gudang Garam Tbk PT	18,600	92,683
Hanjaya Mandala Sampoerna Tbk PT	492,900	125,417
Jasa Marga Persero Tbk PT	186,042	58,437
Telekomunikasi Indonesia Persero Tbk PT	957,900	263,702
Unilever Indonesia Tbk PT	46,500	154,916
XL Axiata Tbk PTb	213,900	32,594

		1,388,827
IRELAND — 0.06%
AIB Group PLC	15,996	95,511
Kerry Group PLC Class A	1,023	104,441
Paddy Power Betfair PLC	1,023	101,289

		301,241
ISRAEL — 0.15%
Check Point Software Technologies Ltd.[a,b]	2,139	206,435
Elbit Systems Ltd.	744	86,127
Frutarom Industries Ltd.	2,604	250,057
Teva Pharmaceutical Industries Ltd. ADR NVS[a]	13,857	249,149

		791,768
ITALY — 0.80%
Assicurazioni Generali SpA	20,797	420,625
Atlantia SpA	12,555	417,146
CNH Industrial NV	18,693	231,269
Ferrari NV	2,511	309,598
Fiat Chrysler Automobiles NVb	9,672	217,003
Intesa Sanpaolo SpA	173,166	660,504
Luxottica Group SpA	2,697	168,661

Security	Shares	Value
Mediobanca Banca di Credito Finanziario SpA	14,508	$176,425
Snam SpA	139,221	670,304
Tenaris SA	6,975	131,211
Terna Rete Elettrica Nazionale SpA	38,688	232,639
UniCredit SpA	29,202	634,156
UnipolSai Assicurazioni SpA	29,760	80,182

		4,349,723
JAPAN — 8.11%
Amada Holdings Co. Ltd.	18,600	223,863
Asahi Group Holdings Ltd.	9,300	470,503
Astellas Pharma Inc.	27,900	409,353
Bridgestone Corp.	9,300	390,018
Brother Industries Ltd.	9,300	200,236
Canon Inc.	18,600	644,222
Concordia Financial Group Ltd.	27,900	162,415
Dai-ichi Life Holdings Inc.	18,600	369,535
Daiichi Sankyo Co. Ltd.	9,300	318,711
Daiwa House Industry Co. Ltd.	9,300	340,809
Denso Corp.	9,300	489,201
East Japan Railway Co.	9,300	891,542
FUJIFILM Holdings Corp.	9,300	374,380
Hachijuni Bank Ltd. (The)	18,600	98,418
Hino Motors Ltd.	9,300	113,631
Hitachi Chemical Co. Ltd.	9,300	204,485
Hitachi Ltd.	93,000	681,278
Honda Motor Co. Ltd.	27,900	960,469
Hoya Corp.	9,300	498,210
IHI Corp.	9,300	305,113
Isuzu Motors Ltd.	18,600	284,546
ITOCHU Corp.	37,200	745,870
Japan Exchange Group Inc.	9,300	172,529
Japan Post Bank Co. Ltd.	18,600	252,929
Japan Post Holdings Co. Ltd.	18,600	226,073
Japan Tobacco Inc.	18,600	499,145
Kansai Paint Co. Ltd.	18,600	418,829
Kao Corp.	9,300	667,594
KDDI Corp.	18,600	499,230
Keisei Electric Railway Co. Ltd.	9,300	303,413
Keyence Corp.	1,700	1,040,429
Kirin Holdings Co. Ltd.	18,600	522,347
Komatsu Ltd.	18,600	637,423
Kubota Corp.	18,600	314,377
Kyocera Corp.	9,300	594,758
Marubeni Corp.	223,200	1,681,165
Marui Group Co. Ltd.	9,300	193,352
Mebuki Financial Group Inc.	27,900	108,362
Mitsubishi Corp.	37,200	1,029,055
Mitsubishi Electric Corp.	37,200	571,301
Mitsubishi Estate Co. Ltd.	18,600	340,384
Mitsubishi Motors Corp.	18,600	138,703
Mitsubishi UFJ Financial Group Inc.	167,400	1,121,660
Mitsubishi UFJ Lease & Finance Co. Ltd.	18,600	118,476
Mitsui & Co. Ltd.	139,500	2,519,733
Mitsui Fudosan Co. Ltd.	9,300	238,949
Mizuho Financial Group Inc.	297,600	539,583

286

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI LOW CARBON TARGET ETF

April 30, 2018

Security	Shares	Value
MS&AD Insurance Group Holdings Inc.	9,300	$312,082
Nippon Paint Holdings Co. Ltd.	9,300	380,754
Nippon Telegraph & Telephone Corp.	9,300	442,371
Nissan Motor Co. Ltd.	37,200	391,463
Nomura Holdings Inc.	83,700	483,498
Nomura Real Estate Holdings Inc.	9,300	231,002
NTT DOCOMO Inc.	18,600	481,892
Obayashi Corp.	18,600	214,514
Odakyu Electric Railway Co. Ltd.	9,300	200,661
Olympus Corp.	9,300	347,183
Omron Corp.	9,300	504,839
ORIX Corp.	18,600	327,040
Otsuka Holdings Co. Ltd.	9,300	487,161
Panasonic Corp.	27,900	416,110
Rakuten Inc.	18,600	132,618
Recruit Holdings Co. Ltd.	18,600	429,538
Resona Holdings Inc.	46,500	264,573
SBI Holdings Inc./Japan	9,300	235,166
Secom Co. Ltd.	9,300	697,086
Sekisui House Ltd.	18,600	340,724
Seven & i Holdings Co. Ltd.	9,300	408,376
Seven Bank Ltd.	46,500	156,381
Shimizu Corp.	9,300	92,129
Shin-Etsu Chemical Co. Ltd.	9,300	935,312
Shionogi & Co. Ltd.	9,300	478,832
Shiseido Co. Ltd.	9,300	604,447
SoftBank Group Corp.	9,300	722,498
Sompo Holdings Inc.	9,300	390,103
Sony Corp.	18,600	917,889
Subaru Corp.	9,300	312,677
Sumitomo Corp.	46,500	836,936
Sumitomo Mitsui Financial Group Inc.	18,600	773,406
Suzuki Motor Corp.	9,300	500,674
T&D Holdings Inc.	18,600	315,992
Takeda Pharmaceutical Co. Ltd.	9,300	392,737
Terumo Corp.	9,300	526,936
Toho Gas Co. Ltd.	9,300	282,166
Tokio Marine Holdings Inc.	9,300	439,567
Toyota Industries Corp.	9,300	549,883
Toyota Motor Corp.	27,900	1,830,933
Toyota Tsusho Corp.	9,300	334,434
Unicharm Corp.	9,300	261,343
Yahoo Japan Corp.[a]	27,900	114,736
Yamaha Corp.	9,300	449,596
Yamaha Motor Co. Ltd.	9,300	297,464

		44,172,329
MALAYSIA — 0.41%
AMMB Holdings Bhd	93,000	92,443
Astro Malaysia Holdings Bhd	83,700	40,746
British American Tobacco Malaysia Bhd	9,300	58,073
CIMB Group Holdings Bhd	83,700	153,598
Dialog Group Bhd[a]	139,500	109,509
Gamuda Bhd	65,100	85,285
IHH Healthcare Bhd[a]	46,500	72,058
IOI Properties Group Bhd	55,800	22,186
Malayan Banking Bhd	139,500	383,283
Maxis Bhd	37,200	55,276
Petronas Chemicals Group Bhd	65,100	140,205

Security	Shares	Value
Petronas Dagangan Bhd	65,100	$447,993
PPB Group Bhd[a]	65,100	319,236
Telekom Malaysia Bhd	55,800	75,377
Westports Holdings Bhd	229,100	195,028

		2,250,296
MEXICO — 0.43%
America Movil SAB de CV Series L NVS	260,401	239,991
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand Class B	65,100	96,079
Coca-Cola Femsa SAB de CV Series L NVS	18,600	120,252
Fibra Uno Administracion SA de CV	74,400	122,679
Fomento Economico Mexicano SAB de CV	27,900	268,540
Grupo Aeroportuario del Pacifico SAB de CV Series B	9,300	96,327
Grupo Aeroportuario del Sureste SAB de CV Class B	6,510	116,574
Grupo Financiero Banorte SAB de CV Class O	54,701	340,808
Grupo Mexico SAB de CV Class B	148,801	492,540
Grupo Televisa SAB CPO	37,200	132,938
Promotora y Operadora de Infraestructura SAB de CV	7,225	73,719
Wal-Mart de Mexico SAB de CV	93,000	257,330

		2,357,777
NETHERLANDS — 1.09%
ABN AMRO Group NV CVA[c]	1,953	60,713
Aegon NV	17,484	128,688
AerCap Holdings NVa,b	3,348	174,531
ASML Holding NV	5,115	973,341
Heineken NV	2,325	245,231
ING Groep NV	46,965	793,041
Koninklijke Ahold Delhaize NV	8,835	213,542
Koninklijke DSM NV	2,697	279,646
Koninklijke KPN NV	44,640	138,988
Koninklijke Philips NV	14,322	609,268
NN Group NV	5,394	258,661
NXP Semiconductors NVb	3,510	368,199
Randstad NV	2,511	161,944
RELX NV	11,178	237,895
Unilever NV CVA	18,135	1,039,662
Wolters Kluwer NV	4,321	234,041

		5,917,391
NEW ZEALAND — 0.06%
Meridian Energy Ltd.	162,564	336,755

		336,755
NORWAY — 0.27%
DNB ASA	18,321	344,301
Gjensidige Forsikring ASA	3,720	59,066
Marine Harvest ASA	15,032	327,713
Orkla ASA	31,066	288,281
Schibsted ASA Class B	3,069	82,748
Telenor ASA	17,484	388,043

		1,490,152

287

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI LOW CARBON TARGET ETF

April 30, 2018

Security	Shares	Value
PERU — 0.18%
Southern Copper Corp.	18,321	$967,532

		967,532
PHILIPPINES — 0.06%
International Container Terminal Services Inc.	45,570	74,498
PLDT Inc.	2,325	65,729
SM Investments Corp.	3,720	67,572
SM Prime Holdings Inc.	186,000	123,103

		330,902
POLAND — 0.14%
Bank Polska Kasa Opieki SA	4,836	161,349
Bank Zachodni WBK SA	1,302	138,013
Powszechna Kasa Oszczednosci Bank Polski SAb	23,064	275,419
Powszechny Zaklad Ubezpieczen SA	13,206	161,770

		736,551
PORTUGAL — 0.07%
Galp Energia SGPS SA	20,460	393,415

		393,415
QATAR — 0.07%
Barwa Real Estate Co.	22,878	221,039
Ezdan Holding Group QSC[b]	45,646	139,853
Ooredoo QPSC	1,023	22,144

		383,036
RUSSIA — 0.24%
Magnit PJSC GDR NVS[d]	9,207	174,841
Mobile TeleSystems PJSC ADR NVS	23,808	249,984
Sberbank of Russia PJSC ADR	59,466	886,043

		1,310,868
SINGAPORE — 0.41%
City Developments Ltd.	9,300	88,993
DBS Group Holdings Ltd.	18,600	433,234
Genting Singapore PLC	148,800	131,487
Hutchison Port Holdings Trust[a]	381,300	127,736
Oversea-Chinese Banking Corp. Ltd.	27,000	281,409
SATS Ltd.	15,400	64,436
Singapore Technologies Engineering Ltd.	37,200	98,054
Singapore Telecommunications Ltd.	176,700	469,759
United Overseas Bank Ltd.	9,300	211,700
UOL Group Ltd.	27,900	185,642
Yangzijiang Shipbuilding Holdings Ltd.	167,400	147,923

		2,240,373

Security	Shares	Value
SOUTH AFRICA — 0.82%
Aspen Pharmacare Holdings Ltd.	5,208	$112,293
Barclays Africa Group Ltd.	11,718	171,766
Bid Corp. Ltd.	4,836	111,024
Brait SEa,b	40,362	139,996
FirstRand Ltd.	54,870	294,310
Fortress REIT Ltd. Series A	41,478	57,414
Fortress REIT Ltd. Series B	24,459	34,091
Growthpoint Properties Ltd.	126,108	293,962
Liberty Holdings Ltd.	8,649	91,820
MMI Holdings Ltd./South Africa	44,361	79,065
Mr. Price Group Ltd.	5,301	116,345
MTN Group Ltd.	22,878	229,518
Naspers Ltd. Class N	5,859	1,435,887
Nedbank Group Ltd.	4,557	108,587
NEPI Rockcastle PLC	6,045	66,625
Redefine Properties Ltd.	211,482	202,948
RMB Holdings Ltd.	27,993	175,756
Sanlam Ltd.	25,761	163,455
SPAR Group Ltd. (The)	4,464	75,611
Standard Bank Group Ltd.	21,483	368,818
Truworths International Ltd.	10,044	82,468
Vodacom Group Ltd.	6,324	79,011

		4,490,770
SOUTH KOREA — 1.76%
Amorepacific Corp.	744	243,112
AMOREPACIFIC Group	465	62,258
BGF retail Co. Ltd.	289	51,682
BNK Financial Group Inc.	7,254	70,974
Celltrion Inc.[b]	1,077	273,271
Coway Co. Ltd.	1,116	91,428
Daelim Industrial Co. Ltd.	1,116	89,861
Daewoo Engineering & Construction Co. Ltd.[b]	17,484	103,950
DGB Financial Group Inc.	6,138	68,963
Dongsuh Cos. Inc.	1,860	47,978
Hana Financial Group Inc.	4,640	207,443
Hanwha Corp.	1,860	69,573
Hyundai Engineering & Construction Co. Ltd.	4,092	243,670
Hyundai Glovis Co. Ltd.	1,023	161,393
Hyundai Heavy Industries Co. Ltd.[b]	2,122	237,422
Hyundai Mobis Co. Ltd.	1,116	259,134
Hyundai Motor Co.	558	83,592
Industrial Bank of Korea	11,160	176,065
Kakao Corp.	372	38,661
Kangwon Land Inc.	3,255	88,076
KB Financial Group Inc.	4,756	272,522
KEPCO Plant Service & Engineering Co. Ltd.	1,930	91,617
Kia Motors Corp.	2,232	69,172
Korea Aerospace Industries Ltd.[b]	1,452	58,730
Korea Gas Corp.[b]	3,813	195,639
Korea Zinc Co. Ltd.	744	301,975
KT&G Corp.	2,697	246,961
LG Electronics Inc.	935	89,294

288

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI LOW CARBON TARGET ETF

April 30, 2018

Security	Shares	Value
LG Household & Health Care Ltd.	186	$238,584
NAVER Corp.	326	218,544
NCSoft Corp.	558	188,081
Samsung Biologics Co. Ltd.[b,c]	558	254,954
Samsung C&T Corp.	837	109,714
Samsung Electronics Co. Ltd.	1,237	3,069,192
Samsung Fire & Marine Insurance Co. Ltd.	465	116,462
Samsung Life Insurance Co. Ltd.	1,674	183,379
Samsung SDS Co. Ltd.	372	85,333
Shinhan Financial Group Co. Ltd.	4,412	196,837
SillaJen Inc.[b]	651	51,261
SK Holdings Co. Ltd.	930	255,999
SK Hynix Inc.	6,603	522,404
SK Telecom Co. Ltd.	558	119,379

		9,604,539
SPAIN — 1.16%
Abertis Infraestructuras SA	22,320	492,418
Aena SME SAc	2,325	480,631
Amadeus IT Group SA	6,138	450,147
Banco Bilbao Vizcaya Argentaria SA	79,164	643,697
Banco de Sabadell SA	38,882	76,408
Banco Santander SA	184,889	1,200,236
Bankia SAa	22,562	99,415
CaixaBank SA	29,667	144,772
Ferrovial SA	8,184	175,362
Industria de Diseno Textil SA	24,087	750,247
Mapfre SA	15,159	52,821
Red Electrica Corp. SA	33,030	689,590
Siemens Gamesa Renewable Energy SAa	9,858	169,902
Telefonica SA	85,653	872,696

		6,298,342
SWEDEN — 0.90%
Assa Abloy AB Class B	17,391	366,399
Atlas Copco AB Class A	10,881	428,246
Atlas Copco AB Class B	7,068	252,469
Boliden AB	27,621	962,928
Hennes & Mauritz AB Class B	16,089	275,701
Hexagon AB Class B	3,348	194,531
Industrivarden AB Class C	3,162	66,961
Investor AB Class B	8,556	374,906
Kinnevik AB Class B	4,185	151,786
Millicom International Cellular SA SDR	1,209	80,757
Nordea Bank AB	32,457	331,809
Sandvik AB	15,624	268,054
Skandinaviska Enskilda Banken AB Class A	4,464	42,123
Skanska AB Class B	4,371	85,640
Svenska Handelsbanken AB Class A	1,488	16,679
Swedbank AB Class A	4,929	107,651
Telefonaktiebolaget LM Ericsson Class B	35,340	271,628
Telia Co. AB	46,221	228,277
Volvo AB Class B	24,459	417,395

		4,923,940
SWITZERLAND — 2.35%
ABB Ltd. Registered	21,018	493,442

Security	Shares	Value
Adecco Group AG Registered	2,511	$167,265
Cie. Financiere Richemont SA Registered	6,510	621,866
Credit Suisse Group AG Registered	25,733	436,595
EMS-Chemie Holding AG Registered	372	231,114
Geberit AG Registered	465	199,453
Givaudan SA Registered	279	625,418
Kuehne + Nagel International AG Registered	1,209	189,307
Lonza Group AG Registered	1,395	344,135
Nestle SA Registered	37,944	2,950,732
Novartis AG Registered	24,366	1,887,940
Roche Holding AG NVS	8,463	1,888,124
Sika AG Bearer	93	679,250
Swatch Group AG (The) Registered	2,604	233,200
Swiss Life Holding AG Registered	372	130,965
Swiss Re AG	5,208	498,019
UBS Group AG Registered	37,327	632,361
Vifor Pharma AG	372	59,094
Zurich Insurance Group AG	1,674	537,087

		12,805,367
TAIWAN — 1.29%
Acer Inc.	372,000	286,671
Asia Pacific Telecom Co. Ltd.[b]	1,302,000	387,258
Cathay Financial Holding Co. Ltd.	279,000	504,504
China Development Financial Holding Corp.	372,000	141,450
China Life Insurance Co. Ltd./Taiwan	73,030	79,481
Chunghwa Telecom Co. Ltd.	93,000	355,196
CTBC Financial Holding Co. Ltd.	293,400	210,730
Fubon Financial Holding Co. Ltd.	186,000	320,619
Hon Hai Precision Industry Co. Ltd.	279,650	783,566
Mega Financial Holding Co. Ltd.	279,000	247,537
Shin Kong Financial Holding Co. Ltd.	279,000	114,574
Synnex Technology International Corp.	186,000	268,754
Taiwan Mobile Co. Ltd.	93,000	344,194
Taiwan Semiconductor Manufacturing Co. Ltd.	279,000	2,140,605
Uni-President Enterprises Corp.	186,000	450,124
WPG Holdings Ltd.	93,000	125,890
Yuanta Financial Holding Co. Ltd.	558,000	267,811

		7,028,964
THAILAND — 0.24%
Airports of Thailand PCL NVDR	139,500	314,936
Bangkok Bank PCL	9,300	59,525
Bangkok Expressway & Metro PCL NVDR	346,300	85,039
BTS Group Holdings PCL NVDR	65,100	18,461
CP ALL PCL NVDR	83,700	230,732
Energy Absolute PCL NVDR	344,100	392,509
Kasikornbank PCL	18,600	118,460
Krung Thai Bank PCL NVDR	65,100	37,542
Siam Commercial Bank PCL (The) NVDR	9,500	39,433

		1,296,637

289

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI LOW CARBON TARGET ETF

April 30, 2018

Security	Shares	Value
TURKEY — 0.09%
Akbank Turk AS	39,897	$83,028
BIM Birlesik Magazalar AS	6,696	113,570
Emlak Konut Gayrimenkul Yatirim Ortakligi ASa,b	100,347	59,982
Turkiye Garanti Bankasi AS	44,547	100,923
Turkiye Is Bankasi AS Class C	73,749	111,751

		469,254
UNITED ARAB EMIRATES — 0.09%
Aldar Properties PJSC	83,793	47,906
DAMAC Properties Dubai Co. PJSC	60,822	45,867
DP World Ltd.	4,092	91,047
Emaar Properties PJSC	89,280	140,732
Emirates Telecommunications Group Co. PJSC	37,479	174,990

		500,542
UNITED KINGDOM — 5.38%
3i Group PLC	21,576	279,822
Antofagasta PLC	50,778	680,088
Aptiv PLC	3,162	267,442
Ashtead Group PLC	10,974	307,289
Associated British Foods PLC	3,255	121,228
AstraZeneca PLC	16,218	1,139,901
Auto Trader Group PLC[c]	15,531	75,512
Aviva PLC	51,801	377,431
Babcock International Group PLC	10,695	108,389
BAE Systems PLC	26,970	226,969
Barclays PLC	207,018	590,945
Barratt Developments PLC	18,321	140,808
Berkeley Group Holdings PLC	2,976	166,911
British American Tobacco PLC	30,973	1,706,000
British Land Co. PLC (The)	26,412	244,609
BT Group PLC	139,407	478,974
Bunzl PLC	4,464	129,795
Burberry Group PLC	7,812	196,206
Capita PLC	18,786	49,563
Cobham PLC[b]	21,855	34,647
Coca-Cola European Partners PLC NVS	2,325	91,140
Compass Group PLC	26,133	561,511
ConvaTec Group PLC[c]	32,457	97,098
Croda International PLC	5,620	345,313
DCC PLC	1,395	134,498
Diageo PLC	35,340	1,260,210
Direct Line Insurance Group PLC	12,611	65,015
Experian PLC	17,391	399,305
Ferguson PLC	4,836	371,676
Fresnillo PLC	7,812	137,188
GlaxoSmithKline PLC	64,077	1,289,780
Hammerson PLC	26,226	198,312
HSBC Holdings PLC	258,075	2,578,504
IMI PLC	4,371	65,743
Imperial Brands PLC	16,182	580,498
Intertek Group PLC	1,953	131,835
Investec PLC	18,972	150,881
ITV PLC	73,749	154,043
John Wood Group PLC	34,317	268,757
Johnson Matthey PLC	5,673	257,383
Kingfisher PLC	28,923	121,025
Land Securities Group PLC	19,131	260,444
Legal & General Group PLC	69,936	260,081

Security	Shares	Value
Lloyds Banking Group PLC	907,308	$808,043
London Stock Exchange Group PLC	4,464	264,385
Marks & Spencer Group PLC	22,692	89,920
Mediclinic International PLC[a]	7,533	69,620
Meggitt PLC	20,553	133,730
Merlin Entertainments PLC[c]	30,597	155,001
Micro Focus International PLC	4,743	81,856
National Grid PLC	40,038	464,773
Next PLC	1,953	141,385
Old Mutual PLC	60,729	210,451
Pearson PLC	15,066	173,023
Persimmon PLC	6,324	236,486
Prudential PLC	35,247	910,022
Randgold Resources Ltd.	2,101	169,809
Reckitt Benckiser Group PLC	9,393	737,693
RELX PLC	20,274	434,085
Rolls-Royce Holdings PLC	22,878	264,692
Rolls-Royce Holdings PLC New[b,e]	1,624,338	2,237
Royal Bank of Scotland Group PLC[b]	38,130	141,905
RSA Insurance Group PLC	3,441	31,157
Schroders PLC	2,325	105,709
Segro PLC	22,707	202,102
Sensata Technologies Holding PLC[b]	2,325	117,924
Severn Trent PLC	17,670	472,153
Shire PLC	10,230	544,731
Sky PLC	14,694	278,890
Smith & Nephew PLC	4,836	92,986
Smiths Group PLC	10,137	223,046
Standard Chartered PLC	47,058	497,134
Standard Life Aberdeen PLC	45,756	230,219
Taylor Wimpey PLC	56,172	148,354
Tesco PLC	41,106	133,560
Travis Perkins PLC	1,767	30,885
Unilever PLC	16,926	950,589
United Utilities Group PLC	69,099	707,329
Vodafone Group PLC	416,826	1,214,828
Weir Group PLC (The)	4,557	134,068
Whitbread PLC	3,627	213,864
WPP PLC	22,320	383,512

		29,304,925
UNITED STATES — 52.12%
3M Co.	7,254	1,410,105
Abbott Laboratories	22,368	1,300,252
AbbVie Inc.	19,065	1,840,726
Accenture PLC Class A	8,277	1,251,482
Activision Blizzard Inc.	8,370	555,349
Acuity Brands Inc.	558	66,832
Adobe Systems Inc.[b]	6,510	1,442,616
Advance Auto Parts Inc.	930	106,439
Advanced Micro Devices Inc.[b]	12,741	138,622
Aetna Inc.	4,743	849,234
Affiliated Managers Group Inc.	465	76,660
Aflac Inc.	11,160	508,561
AGCO Corp.	1,395	87,439
Agilent Technologies Inc.	4,185	275,122

290

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI LOW CARBON TARGET ETF

April 30, 2018

Security	Shares	Value
AGNC Investment Corp.	7,905	$149,563
Akamai Technologies Inc.[b]	2,232	159,923
Albemarle Corp.	2,232	216,415
Alexandria Real Estate Equities Inc.	1,767	220,115
Alexion Pharmaceuticals Inc.[b]	2,604	306,309
Align Technology Inc.[b]	930	232,360
Alkermes PLC[b]	1,488	65,874
Allegion PLC	1,023	78,955
Allergan PLC	3,999	614,446
Alliance Data Systems Corp.	837	169,953
Allstate Corp. (The)	4,464	436,668
Ally Financial Inc.	11,253	293,703
Alnylam Pharmaceuticals Inc.[b]	837	79,122
Alphabet Inc. Class Ab	3,627	3,694,390
Alphabet Inc. Class C NVS[b]	3,813	3,879,079
Altria Group Inc.	24,459	1,372,394
Amazon.com Inc.[b]	4,929	7,719,455
AMERCO	558	188,336
American Express Co.	10,230	1,010,212
American International Group Inc.	12,555	703,080
American Tower Corp.	5,208	710,163
American Water Works Co. Inc.	13,671	1,183,635
Ameriprise Financial Inc.	2,511	352,067
AmerisourceBergen Corp.	2,418	219,022
AMETEK Inc.	4,278	298,604
Amgen Inc.	9,021	1,573,984
Amphenol Corp. Class A	3,069	256,906
Analog Devices Inc.	5,859	511,784
Andeavor	5,766	797,553
Annaly Capital Management Inc.	20,274	210,241
Anthem Inc.	3,690	870,803
AO Smith Corp.	2,046	125,522
Aon PLC	3,720	529,988
Apple Inc.	63,333	10,466,412
Applied Materials Inc.	17,019	845,334
Arch Capital Group Ltd.[b]	837	67,069
Arista Networks Inc.[b]	558	147,619
Arrow Electronics Inc.[b]	1,674	125,115
Assurant Inc.	744	69,058
AT&T Inc.	74,400	2,432,880
Atmos Energy Corp.	6,789	589,896
Autodesk Inc.[b]	2,790	351,261
Autoliv Inc.	930	124,667
Automatic Data Processing Inc.	5,766	680,849
AutoZone Inc.[b]	279	174,241
AvalonBay Communities Inc.	1,767	288,021
Avery Dennison Corp.	2,325	243,683
Axalta Coating Systems Ltd.[b]	8,835	273,001
Axis Capital Holdings Ltd.	1,023	60,050
Baker Hughes a GE Co.	16,275	587,690
Ball Corp.	4,557	182,690
Bank of America Corp.	129,270	3,867,758
Bank of New York Mellon Corp. (The)	14,973	816,178
Baxter International Inc.	5,224	363,068
BB&T Corp.	6,510	343,728
Becton Dickinson and Co.	3,366	780,474
Berkshire Hathaway Inc. Class Bb	7,440	1,441,351
Best Buy Co. Inc.	3,906	298,926
Biogen Inc.[b]	2,511	687,010
BioMarin Pharmaceutical Inc.[b]	1,023	85,431

Security	Shares	Value
BlackRock Inc.[f]	1,860	$969,990
Boeing Co. (The)	7,812	2,605,771
Booking Holdings Inc.[b]	651	1,417,878
BorgWarner Inc.	1,674	81,926
Boston Properties Inc.	1,023	124,202
Boston Scientific Corp.[b]	18,693	536,863
Brighthouse Financial Inc.[b]	1,288	65,405
Bristol-Myers Squibb Co.	19,623	1,022,947
Broadcom Inc.	5,394	1,237,491
Brown-Forman Corp. Class B NVS	4,881	273,531
CA Inc.	5,115	178,002
Campbell Soup Co.	1,488	60,681
Capital One Financial Corp.	7,068	640,502
Cardinal Health Inc.	5,115	328,230
CarMax Inc.[b]	2,511	156,938
Caterpillar Inc.	8,184	1,181,442
CBRE Group Inc. Class Ab	5,301	240,188
CBS Corp. Class B NVS	3,999	196,751
Celgene Corp.[b]	9,207	801,930
Centene Corp.[b]	2,511	272,644
CenturyLink Inc.	8,987	166,978
Cerner Corp.[b]	4,557	265,445
CH Robinson Worldwide Inc.	1,581	145,499
Charles Schwab Corp. (The)	16,740	932,083
Charter Communications Inc. Class Ab	2,652	719,461
Chemours Co. (The)	4,464	216,102
Cheniere Energy Inc.[b]	14,136	822,150
Chipotle Mexican Grill Inc.[b]	744	314,958
Chubb Ltd.	6,231	845,360
Church & Dwight Co. Inc.	2,604	120,305
Cigna Corp.	3,534	607,212
Cincinnati Financial Corp.	1,488	104,666
Cintas Corp.	1,674	285,082
Cisco Systems Inc.	64,635	2,862,684
CIT Group Inc.	4,371	231,444
Citigroup Inc.	36,456	2,488,851
Citizens Financial Group Inc.	9,300	385,857
Citrix Systems Inc.[b]	2,139	220,124
Clorox Co. (The)	930	108,996
CME Group Inc.	4,557	718,548
Coca-Cola Co. (The)	57,660	2,491,489
Cognizant Technology Solutions Corp. Class A	8,091	662,006
Colgate-Palmolive Co.	11,067	721,900
Colony NorthStar Inc. Class A	12,927	78,984
Comcast Corp. Class A	55,707	1,748,643
Comerica Inc.	2,511	237,490
Consolidated Edison Inc.	12,462	998,580
Constellation Brands Inc. Class A	2,883	672,114
Cooper Companies Inc. (The)	558	127,620
Corning Inc.	10,230	276,415
CoStar Group Inc.[b]	279	102,298
Costco Wholesale Corp.	6,324	1,246,840
Coty Inc. Class A	9,672	167,809
Crown Castle International Corp.	4,650	469,045
CSX Corp.	9,300	552,327
Cummins Inc.	2,325	371,674
CVS Health Corp.	15,345	1,071,541

291

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI LOW CARBON TARGET ETF

April 30, 2018

Security	Shares	Value
Danaher Corp.	8,370	$839,678
DaVita Inc.[b]	2,139	134,308
Deere & Co.	3,441	465,671
Dell Technologies Inc. Class Vb	3,627	260,310
DENTSPLY SIRONA Inc.	3,348	168,538
Diamondback Energy Inc.[b]	5,766	740,643
Digital Realty Trust Inc.	2,154	227,656
Discover Financial Services	5,022	357,817
DISH Network Corp. Class Aa,b	2,232	74,884
Dollar General Corp.	3,813	368,069
Dollar Tree Inc.[b]	3,348	321,040
Domino’s Pizza Inc.	744	179,847
Dover Corp.	2,883	267,254
DowDuPont Inc.	22,785	1,440,923
DR Horton Inc.	6,045	266,826
Dr Pepper Snapple Group Inc.	2,883	345,845
DXC Technology Co.	3,999	412,137
E*TRADE Financial Corp.[b]	4,464	270,876
Eaton Corp. PLC	6,603	495,423
eBay Inc.[b]	12,090	457,969
Ecolab Inc.	7,254	1,050,162
Edison International	11,625	761,670
Edwards Lifesciences Corp.[b]	2,976	379,023
Electronic Arts Inc.[b]	3,534	416,941
Eli Lilly & Co.	10,695	867,044
Emerson Electric Co.	8,556	568,204
Equifax Inc.	2,046	229,254
Equinix Inc.	837	352,201
Equity Residential	2,697	166,432
Essex Property Trust Inc.	651	156,038
Estee Lauder Companies Inc. (The) Class A	3,720	550,895
Everest Re Group Ltd.	465	108,192
Eversource Energy	29,853	1,798,643
Expedia Group Inc.	2,139	246,284
Expeditors International of Washington Inc.	6,138	391,973
Express Scripts Holding Co.[b]	8,928	675,850
Extra Space Storage Inc.	1,023	91,651
Facebook Inc. Class Ab	28,086	4,830,792
Fastenal Co.	4,650	232,453
Fidelity National Information Services Inc.	4,092	388,617
Fifth Third Bancorp.	10,695	354,753
First Data Corp. Class Ab	4,092	74,065
First Republic Bank/CA	837	77,732
Fiserv Inc.[b]	5,766	408,579
FleetCor Technologies Inc.[b]	1,209	250,602
Flowserve Corp.	1,395	61,952
Fluor Corp.	4,092	241,223
FMC Corp.	3,255	259,521
FNF Group	2,418	89,055
Ford Motor Co.	28,179	316,732
Fortinet Inc.[b]	2,046	113,267
Fortive Corp.	5,022	353,097
Franklin Resources Inc.	5,859	197,097
Freeport-McMoRan Inc.	11,811	179,645
Gap Inc. (The)	2,511	73,422
Garmin Ltd.	1,581	92,757
General Dynamics Corp.	3,534	711,430
General Electric Co.	123,132	1,732,467
General Mills Inc.	7,347	321,358
General Motors Co.	11,160	410,018

Security	Shares	Value
Genuine Parts Co.	1,581	$139,634
GGP Inc.	6,789	135,712
Gilead Sciences Inc.	16,461	1,188,978
Global Payments Inc.	2,046	231,300
Goldman Sachs Group Inc. (The)	5,301	1,263,387
Halliburton Co.	24,645	1,305,939
Harley-Davidson Inc.	2,604	107,103
Harris Corp.	1,488	232,753
Hartford Financial Services Group Inc. (The)	5,952	320,456
Hasbro Inc.	1,302	114,693
HCA Healthcare Inc.	1,209	115,750
HCP Inc.	3,580	83,629
HD Supply Holdings Inc.[b]	2,604	100,801
Helmerich & Payne Inc.	7,440	517,452
Henry Schein Inc.[b]	1,116	84,816
Hershey Co. (The)	2,139	196,660
Hewlett Packard Enterprise Co.	21,762	371,042
HollyFrontier Corp.	14,229	863,558
Hologic Inc.[b]	2,325	90,187
Home Depot Inc. (The)	15,159	2,801,383
Honeywell International Inc.	8,928	1,291,703
Hormel Foods Corp.	1,395	50,569
Host Hotels & Resorts Inc.	10,137	198,280
HP Inc.	21,762	467,665
Humana Inc.	1,860	547,175
Huntington Bancshares Inc./OH	13,020	194,128
Huntington Ingalls Industries Inc.	744	180,948
IDEX Corp.	1,488	198,886
IDEXX Laboratories Inc.[b]	930	180,876
IHS Markit Ltd.[b]	6,548	321,703
Illinois Tool Works Inc.	5,394	766,056
Illumina Inc.[b]	1,953	470,536
Incyte Corp.[b]	1,581	97,927
Ingersoll-Rand PLC	3,534	296,467
Intel Corp.	61,938	3,197,240
Intercontinental Exchange Inc.	7,812	566,058
International Business Machines Corp.	11,625	1,685,160
International Flavors & Fragrances Inc.	2,976	420,390
Interpublic Group of Companies Inc. (The)	2,697	63,622
Intuit Inc.	3,069	567,121
Intuitive Surgical Inc.[b]	1,674	737,866
Invesco Ltd.	2,976	86,215
IQVIA Holdings Inc.[b]	2,046	195,925
Iron Mountain Inc.	3,906	132,570
Jacobs Engineering Group Inc.	5,115	297,130
JM Smucker Co. (The)	1,674	190,970
Johnson & Johnson	33,666	4,258,412
Johnson Controls International PLC	13,113	444,137
Jones Lang LaSalle Inc.	1,023	173,409
JPMorgan Chase & Co.	44,175	4,805,356
Juniper Networks Inc.	3,813	93,762
Kellogg Co.	1,395	82,166
KeyCorp.	12,090	240,833
Kimberly-Clark Corp.	744	77,034
Kimco Realty Corp.	8,928	129,545
Kinder Morgan Inc./DE	19,809	313,378
KLA-Tencor Corp.	2,232	227,084

292

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI LOW CARBON TARGET ETF

April 30, 2018

Security	Shares	Value
Kohl’s Corp.	1,023	$63,549
Kraft Heinz Co. (The)	9,579	540,064
L Brands Inc.	4,092	142,852
L3 Technologies Inc.	1,488	291,469
Laboratory Corp. of America Holdings[b]	1,023	174,677
Lam Research Corp.	1,860	344,212
Las Vegas Sands Corp.	5,859	429,640
Leidos Holdings Inc.	1,476	94,803
Lennar Corp. Class A	3,534	186,913
Lennox International Inc.	372	71,934
Liberty Global PLC Series Ab	4,836	145,757
Liberty Global PLC Series C NVS[b]	2,418	70,364
Liberty Media Corp.-Liberty Formula One Class C NVS[b]	1,767	52,162
Liberty Media Corp.-Liberty SiriusXM Class C NVS[b]	5,301	220,840
Lincoln National Corp.	4,464	315,337
LKQ Corp.[b]	3,069	95,200
Lockheed Martin Corp.	3,720	1,193,525
Lowe’s Companies Inc.	9,858	812,595
Lululemon Athletica Inc.[b]	1,488	148,502
M&T Bank Corp.	1,674	305,120
Macerich Co. (The)	1,023	58,945
Macquarie Infrastructure Corp.	10,044	380,668
ManpowerGroup Inc.	2,139	204,745
Marathon Petroleum Corp.	4,929	369,231
Marriott International Inc./MD Class A	2,139	292,359
Marsh & McLennan Companies Inc.	7,905	644,257
Marvell Technology Group Ltd.	7,905	158,574
Masco Corp.	5,208	197,227
Mastercard Inc. Class A	11,737	2,092,355
Mattel Inc.	7,905	116,994
Maxim Integrated Products Inc.	3,999	217,946
McCormick & Co. Inc./MD NVS	2,232	235,275
McDonald’s Corp.	10,602	1,775,199
McKesson Corp.	3,069	479,408
Medtronic PLC	15,159	1,214,691
MercadoLibre Inc.[a]	558	189,502
Merck & Co. Inc.	35,619	2,096,891
MetLife Inc.	13,671	651,697
Mettler-Toledo International Inc.[b]	186	104,147
MGM Resorts International	5,394	169,479
Michael Kors Holdings Ltd.[b]	2,232	152,713
Microchip Technology Inc.	3,069	256,753
Micron Technology Inc.[b]	13,950	641,421
Microsoft Corp.	89,559	8,375,558
Mid-America Apartment Communities Inc.	1,023	93,564
Middleby Corp. (The)[b]	465	58,516
Molson Coors Brewing Co. Class B	2,883	205,385
Mondelez International Inc. Class A	15,996	631,842
Monsanto Co.	6,138	769,521
Monster Beverage Corp.[b]	6,231	342,705
Moody’s Corp.	2,418	392,200
Morgan Stanley	22,320	1,152,158
Motorola Solutions Inc.	1,395	153,213
Mylan NVb	5,208	201,862
Nasdaq Inc.	1,674	147,848
National Oilwell Varco Inc.	16,368	632,951
NetApp Inc.	3,999	266,253
Netflix Inc.[b]	5,673	1,772,586
New York Community Bancorp. Inc.	8,463	100,540
Newell Brands Inc.	7,533	208,137

Security	Shares	Value
News Corp. Class A NVS	8,463	$135,239
Nielsen Holdings PLC	7,254	228,138
NIKE Inc. Class B	16,740	1,144,849
Nordstrom Inc.	1,581	79,935
Norfolk Southern Corp.	2,604	373,596
Northern Trust Corp.	3,069	327,616
Northrop Grumman Corp.	2,511	808,642
NVIDIA Corp.	7,440	1,673,256
O’Reilly Automotive Inc.[b]	1,302	333,403
Old Dominion Freight Line Inc.	837	112,041
Omnicom Group Inc.	2,604	191,811
ONEOK Inc.	34,968	2,105,773
Oracle Corp.	38,874	1,775,376
PACCAR Inc.	3,441	219,088
Palo Alto Networks Inc.[b]	930	179,034
Parker-Hannifin Corp.	2,232	367,432
Parsley Energy Inc. Class Ab	3,627	108,919
Paychex Inc.	4,092	247,852
PayPal Holdings Inc.[b]	14,508	1,082,442
Pentair PLC	2,976	200,225
People’s United Financial Inc.	6,603	120,769
PepsiCo Inc.	18,228	1,839,934
Perrigo Co. PLC	1,581	123,539
Pfizer Inc.	74,028	2,710,165
PG&E Corp.	7,812	360,133
Philip Morris International Inc.	20,553	1,685,346
Phillips 66	21,483	2,391,273
Pioneer Natural Resources Co.	2,511	506,092
PNC Financial Services Group Inc. (The)[f]	6,789	988,546
Polaris Industries Inc.	837	87,734
PPG Industries Inc.	4,743	502,189
Principal Financial Group Inc.	4,185	247,836
Procter & Gamble Co. (The)	32,829	2,374,850
Progressive Corp. (The)	5,208	313,990
Prologis Inc.	8,649	561,407
Prudential Financial Inc.	6,882	731,694
Public Storage	1,674	337,780
PulteGroup Inc.	6,789	206,114
PVH Corp.	1,302	207,890
Qorvo Inc.[b]	2,418	162,973
QUALCOMM Inc.	19,623	1,000,969
Quest Diagnostics Inc.	1,674	169,409
Qurate Retail Group, Inc. QVC Group Class Ab	6,045	141,513
Ralph Lauren Corp.	1,023	112,377
Raytheon Co.	4,371	895,793
Realty Income Corp.[a]	2,418	122,133
Red Hat Inc.[b]	2,511	409,444
Regeneron Pharmaceuticals Inc.[b]	930	282,422
Regions Financial Corp.	21,111	394,776
ResMed Inc.	1,674	158,427
Robert Half International Inc.	2,883	175,142
Rockwell Automation Inc.	2,697	443,737
Rockwell Collins Inc.	2,995	396,957
Rollins Inc.	2,139	103,784
Roper Technologies Inc.	1,767	466,824
Ross Stores Inc.	5,301	428,586
S&P Global Inc.	3,162	596,353

293

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI LOW CARBON TARGET ETF

April 30, 2018

Security	Shares	Value
Sabre Corp.	3,999	$82,539
salesforce.com Inc.[b]	8,835	1,068,947
SBA Communications Corp.[b]	1,674	268,225
Schlumberger Ltd.	29,946	2,053,098
Seagate Technology PLC	1,767	102,292
Sealed Air Corp.	2,790	122,342
ServiceNow Inc.[b]	2,232	370,824
Sherwin-Williams Co. (The)	1,860	683,848
Simon Property Group Inc.	4,371	683,362
Skyworks Solutions Inc.	2,046	177,511
SL Green Realty Corp.	1,023	99,988
Snap-on Inc.	465	67,541
Spirit AeroSystems Holdings Inc. Class A	558	44,846
Splunk Inc.[b]	2,232	229,115
Sprint Corp.[a,b]	15,066	84,520
Square Inc. Class Ab	3,999	189,313
Stanley Black & Decker Inc.	2,697	381,868
Starbucks Corp.	19,716	1,135,050
State Street Corp.	4,984	497,304
Stryker Corp.	4,836	819,315
SunTrust Banks Inc.	7,254	484,567
SVB Financial Group[b]	1,023	306,501
Symantec Corp.	7,626	211,927
Synchrony Financial	10,695	354,753
Sysco Corp.	7,254	453,665
T Rowe Price Group Inc.	3,069	349,314
T-Mobile U.S. Inc.[b]	2,790	168,823
Take-Two Interactive Software Inc.[b]	1,488	148,368
Tapestry Inc.	3,906	210,026
Target Corp.	6,231	452,371
TD Ameritrade Holding Corp.	4,278	248,509
TE Connectivity Ltd.	4,185	383,974
TechnipFMC PLC	21,576	711,145
Teleflex Inc.	558	149,477
TESARO Inc.[a,b]	186	9,469
Tesla Inc.[a,b]	2,325	683,317
Texas Instruments Inc.	12,648	1,282,887
Textron Inc.	3,906	242,719
Thermo Fisher Scientific Inc.	5,022	1,056,378
Tiffany & Co.	1,860	191,264
Time Warner Inc.	8,835	837,558
TJX Companies Inc. (The)	8,370	710,194
Toll Brothers Inc.	3,255	137,231
Total System Services Inc.	2,511	211,075
Tractor Supply Co.	1,302	88,536
TransDigm Group Inc.	1,023	327,943
Travelers Companies Inc. (The)	3,813	501,791
Trimble Inc.[b]	3,255	112,623
TripAdvisor Inc.[b]	2,790	104,402
Twenty-First Century Fox Inc. Class A NVS	10,881	397,809
Twenty-First Century Fox Inc. Class B	3,627	130,826
Twitter Inc.[b]	8,835	267,789
U.S. Bancorp.	18,693	943,062
UDR Inc.	2,604	94,135
Ulta Salon Cosmetics & Fragrance Inc.[b]	837	210,012
Under Armour Inc. Class C NVS[b]	7,347	112,776
Union Pacific Corp.	9,300	1,242,759
United Parcel Service Inc. Class B	5,301	601,663
United Rentals Inc.[b]	1,581	237,150
United Technologies Corp.	10,602	1,273,830

Security	Shares	Value
United Therapeutics Corp.[b]	465	$51,201
UnitedHealth Group Inc.	12,183	2,880,061
Unum Group	4,557	220,468
Vail Resorts Inc.	1,209	277,236
Valero Energy Corp.	10,230	1,134,814
Varian Medical Systems Inc.[b]	930	107,499
Veeva Systems Inc. Class Ab	1,581	110,876
Ventas Inc.	3,441	176,936
VEREIT Inc.	13,485	91,698
Verisk Analytics Inc.[b]	2,511	267,296
Verizon Communications Inc.	50,127	2,473,767
Vertex Pharmaceuticals Inc.[b]	3,069	470,048
VF Corp.	3,813	308,357
Viacom Inc. Class B NVS	3,348	100,976
Visa Inc. Class A	23,176	2,940,571
VMware Inc. Class Ab	1,395	185,898
Vornado Realty Trust	1,116	75,921
Voya Financial Inc.	4,092	214,216
Vulcan Materials Co.	1,488	166,195
WABCO Holdings Inc.[b]	558	71,976
Wabtec Corp./DE	837	74,334
Walgreens Boots Alliance Inc.	12,834	852,819
Walmart Inc.	18,693	1,653,583
Walt Disney Co. (The)	18,879	1,894,130
Waters Corp.[b]	930	175,221
Wells Fargo & Co.	55,149	2,865,542
Welltower Inc.	4,650	248,496
Western Digital Corp.	3,627	285,771
Western Union Co. (The)	6,510	128,573
WestRock Co.	3,813	225,577
Weyerhaeuser Co.	5,301	194,971
Whirlpool Corp.	465	72,052
Willis Towers Watson PLC	1,395	207,171
Workday Inc. Class Ab	1,953	243,813
Worldpay Inc. Class Ab	3,952	321,098
WW Grainger Inc.	744	209,324
Wyndham Worldwide Corp.	465	53,108
Wynn Resorts Ltd.	1,209	225,104
Xerox Corp.	2,660	83,657
Xilinx Inc.	4,371	280,793
XL Group Ltd.	3,906	217,135
Xylem Inc./NY	3,999	291,527
Zayo Group Holdings Inc.[b]	1,767	64,142
Zillow Group Inc. Class C NVS[a,b]	2,325	112,739
Zimmer Biomet Holdings Inc.	1,953	224,927
Zoetis Inc.	5,394	450,291

		283,820,527

TOTAL COMMON STOCKS (Cost: $452,336,249)		537,857,567

294

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI LOW CARBON TARGET ETF

April 30, 2018

Security	Shares	Value
PREFERRED STOCKS — 0.83%

BRAZIL — 0.25%
Banco Bradesco SA NVS, Preference Shares	38,794	$384,521
Itau Unibanco Holding SA NVS, Preference Shares	37,236	544,602
Lojas Americanas SA NVS, Preference Shares	46,500	265,985
Telefonica Brasil SA NVS, Preference Shares	9,300	131,032

		1,326,140
CHILE — 0.03%
Sociedad Quimica y Minera de Chile SA Class B, Preference Shares	3,255	178,740

		178,740
COLOMBIA — 0.13%
Bancolombia SA NVS, Preference Shares	19,344	229,327
Grupo Aval Acciones y Valores SA NVS, Preference Shares	428,637	188,461
Grupo de Inversiones Suramericana SA NVS, Preference Shares	21,762	282,786

		700,574
GERMANY — 0.20%
Bayerische Motoren Werke AG NVS, Preference Shares	2,325	225,287
Fuchs Petrolub SE NVS, Preference Shares	1,488	80,074
Henkel AG & Co. KGaA NVS, Preference Shares	2,790	355,290
Volkswagen AG NVS, Preference Shares	2,139	444,093

		1,104,744
ITALY — 0.07%
Telecom Italia SpA/Milano NVS, Preference Shares	464,628	400,252

		400,252
SOUTH KOREA — 0.15%
Hyundai Motor Co. NVS, Preference Shares	1,488	143,499
Hyundai Motor Co. Series 2 NVS, Preference Shares	1,302	140,190
LG Household & Health Care Ltd. NVS, Preference Shares	186	134,095
Samsung Electronics Co. Ltd. NVS, Preference Shares	186	370,067

		787,851

TOTAL PREFERRED STOCKS (Cost: $3,734,540)		4,498,301

SHORT-TERM INVESTMENTS — 1.61%

MONEY MARKET FUNDS — 1.61%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.93%[f,g,h]	8,314,070	8,314,901

Security	Shares	Value
BlackRock Cash Funds: Treasury, SL Agency Shares
1.61%[f,g]	466,250	$466,250

		8,781,151

TOTAL SHORT-TERM INVESTMENTS (Cost: $8,780,435)		8,781,151

TOTAL INVESTMENTS IN SECURITIES — 101.22%
(Cost: $464,851,224)		551,137,019
Other Assets, Less Liabilities — (1.22)%		(6,637,602)

NET ASSETS — 100.00%		$544,499,417

ADR — American Depositary Receipts

CPO — Certificates of Participation (Ordinary)

GDR — Global Depositary Receipts

NVDR — Non-Voting Depositary Receipts

NVS — Non-Voting Shares

SDR — Swedish Depositary Receipts

[a]	All or a portion of this security is on loan.
[b]	Non-income producing security.
[c]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
[d]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[e]	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
[f]	Affiliate of the Fund.
[g]	Annualized 7-day yield as of period end.
[h]	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended April 30, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated issuer	Shares held at 07/31/17	Shares purchased		Shares sold	Shares held at 04/30/18	Value at 04/30/18	Income	Net realized gain (loss)	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	9,938,510	—		(1,624,440)[a]	8,314,070	$8,314,901	$31,683[b]	$(1,010)	$(608)
BlackRock Cash Funds: Treasury, SL Agency Shares	220,727	245,523	[a]	—	466,250	466,250	4,378	—	—
BlackRock Inc.	1,580	280		—	1,860	969,990	13,434	—	156,135
PNC Financial Services Group Inc. (The)	5,056	1,733		—	6,789	988,546	13,620	—	90,138

						$10,739,687	$63,115	$(1,010)	$245,665

[a]	Net of purchases and sales.
[b]	Includes the Fund’s portion of securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities.

295

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI LOW CARBON TARGET ETF

April 30, 2018

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common stocks	$534,403,102	$3,452,228	$2,237	$537,857,567
Preferred stocks	4,128,234	370,067	—	4,498,301
Money market funds	8,781,151	—	—	8,781,151

Total	$547,312,487	$3,822,295	$2,237	$551,137,019

296

Consolidated Schedule of Investments (Unaudited)

iSHARES® MSCI ALL COUNTRY ASIA ex JAPAN ETF

April 30, 2018

Security	Shares	Value
COMMON STOCKS — 98.82%

CHINA — 34.48%
3SBio Inc.[a,b,c]	1,116,500	$2,415,592
58.com Inc. ADR[a]	93,786	8,195,959
AAC Technologies Holdings Inc.	742,000	10,806,307
Agile Group Holdings Ltd.[c]	1,276,000	2,542,814
Agricultural Bank of China Ltd. Class H	26,477,000	15,046,338
Air China Ltd. Class H	1,918,000	2,561,162
Alibaba Group Holding Ltd. ADR[a,c]	1,183,171	211,243,350
Alibaba Health Information Technology Ltd.[a,c]	3,840,000	1,942,446
Alibaba Pictures Group Ltd.[a,c]	12,770,000	1,448,132
Aluminum Corp. of China Ltd. Class Ha	3,828,000	2,190,007
Anhui Conch Cement Co. Ltd. Class H	1,276,500	8,034,798
ANTA Sports Products Ltd.	1,276,000	7,340,668
Autohome Inc. ADR	54,549	5,321,255
AviChina Industry & Technology Co. Ltd. Class H	2,235,000	1,421,037
Baidu Inc. ADR[a]	281,996	70,752,796
Bank of China Ltd. Class H	81,026,000	44,393,565
Bank of Communications Co. Ltd. Class H	8,935,100	7,354,601
Beijing Capital International Airport Co. Ltd. Class H	1,282,000	1,757,630
Beijing Enterprises Holdings Ltd.	479,500	2,413,309
Beijing Enterprises Water Group Ltd.	5,108,000	2,993,890
Brilliance China Automotive Holdings Ltd.	3,190,000	5,755,474
BYD Co. Ltd. Class Hc	638,500	4,486,768
BYD Electronic International Co. Ltd.	797,500	1,225,477
CGN Power Co. Ltd. Class Hb	11,165,000	3,058,612
China Cinda Asset Management Co. Ltd. Class H	8,932,000	3,209,408
China CITIC Bank Corp. Ltd. Class H	8,613,200	6,211,667
China Communications Construction Co. Ltd. Class H	4,473,000	5,186,417
China Communications Services Corp. Ltd. Class H	2,554,000	1,614,097
China Conch Venture Holdings Ltd.	1,561,500	4,874,558
China Construction Bank Corp. Class H	86,449,390	91,645,771
China Everbright Bank Co. Ltd. Class H	2,911,000	1,465,097
China Everbright International Ltd.	2,553,000	3,604,274
China Everbright Ltd.	1,282,000	2,842,264
China Evergrande Group[a,c]	3,509,000	11,289,428
China Galaxy Securities Co. Ltd. Class H	3,509,000	2,324,951
China Gas Holdings Ltd.	1,726,600	6,159,946
China Huarong Asset Management Co. Ltd. Class Hb	9,251,000	3,206,157
China Huishan Dairy Holdings Co. Ltd.[a,d]	277,900	—
China Jinmao Holdings Group Ltd.	5,104,000	2,926,512
China Life Insurance Co. Ltd. Class H	7,658,000	21,954,576
China Longyuan Power Group Corp. Ltd. Class H	3,194,000	3,158,085
China Medical System Holdings Ltd.	1,277,000	3,150,093
China Mengniu Dairy Co. Ltd.	2,875,000	9,341,254
China Merchants Bank Co. Ltd. Class H	3,988,946	17,585,772
China Merchants Port Holdings Co. Ltd.	1,282,180	2,885,140
China Minsheng Banking Corp. Ltd. Class H	5,424,100	5,114,304
China Mobile Ltd.	6,380,000	61,131,590
China Molybdenum Co. Ltd. Class H	3,828,000	2,916,757
China National Building Material Co. Ltd. Class H	3,858,000	4,561,812
China Oilfield Services Ltd. Class H	1,914,000	1,919,304
China Overseas Land & Investment Ltd.	4,151,760	14,045,071
China Pacific Insurance Group Co. Ltd. Class H	2,743,400	12,216,969
China Petroleum & Chemical Corp. Class H	26,162,000	25,567,807
China Railway Construction Corp. Ltd. Class H	2,073,500	2,464,977
China Railway Group Ltd. Class H	4,147,000	3,334,192

Security	Shares	Value
China Resources Beer Holdings Co. Ltd.	1,918,000	$8,296,894
China Resources Gas Group Ltd.	1,208,000	4,471,366
China Resources Land Ltd.	3,191,555	12,098,081
China Resources Pharmaceutical Group Ltd.[b]	1,595,000	2,207,078
China Resources Power Holdings Co. Ltd.	1,918,000	3,695,112
China Shenhua Energy Co. Ltd. Class H	3,509,000	8,700,684
China Southern Airlines Co. Ltd. Class H	1,918,000	2,077,278
China State Construction International Holdings Ltd.	1,918,000	2,507,397
China Taiping Insurance Holdings Co. Ltd.	1,595,190	5,406,562
China Telecom Corp. Ltd. Class H	14,674,000	7,179,710
China Unicom Hong Kong Ltd.[a]	6,388,000	9,099,843
China Vanke Co. Ltd. Class H	1,221,784	5,090,605
Chongqing Rural Commercial Bank Co. Ltd. Class H	2,553,000	1,968,037
CIFI Holdings Group Co. Ltd.	3,828,000	3,048,450
CITIC Ltd.	6,024,000	9,241,418
CITIC Securities Co. Ltd. Class H	2,392,500	5,901,800
CNOOC Ltd.	18,183,000	30,489,380
COSCO SHIPPING Ports Ltd.	1,918,000	1,693,593
Country Garden Holdings Co. Ltd.	5,423,838	11,209,461
CRRC Corp. Ltd. Class H	4,466,500	3,972,372
CSPC Pharmaceutical Group Ltd.	4,470,000	11,504,985
Ctrip.com International Ltd. ADR[a]	400,026	16,361,063
Dongfeng Motor Group Co. Ltd. Class H	2,554,000	2,840,942
ENN Energy Holdings Ltd.	764,000	7,184,175
Far East Horizon Ltd.	1,917,000	1,905,215
Fosun International Ltd.	2,714,000	5,830,349
Fullshare Holdings Ltd.[c]	6,887,500	3,782,388
Fuyao Glass Industry Group Co. Ltd. Class Hb	483,600	1,666,789
GCL-Poly Energy Holdings Ltd.[a]	13,930,000	1,739,420
Geely Automobile Holdings Ltd.	5,104,000	13,657,057
GF Securities Co. Ltd. Class H	1,467,400	2,606,384
GOME Retail Holdings Ltd.[c]	9,574,160	1,036,924
Great Wall Motor Co. Ltd. Class H	3,190,500	3,345,690
Guangdong Investment Ltd.	3,190,000	4,966,942
Guangzhou Automobile Group Co. Ltd. Class H	1,914,855	3,537,782
Guangzhou R&F Properties Co. Ltd. Class H	1,021,200	2,456,631
Haier Electronics Group Co. Ltd.	1,283,000	4,462,893
Haitian International Holdings Ltd.	641,000	1,706,992
Haitong Securities Co. Ltd. Class H	3,318,400	4,566,460
Hengan International Group Co. Ltd.	797,500	7,113,051
Huaneng Power International Inc. Class H	4,466,000	2,970,410
Huaneng Renewables Corp. Ltd. Class H	5,104,000	2,282,680
Huatai Securities Co. Ltd. Class Hb	1,722,600	3,516,205
Industrial & Commercial Bank of China Ltd. Class H	75,284,350	66,955,661
JD.com Inc. ADR[a]	671,176	24,504,636
Jiangsu Expressway Co. Ltd. Class H	1,278,000	1,758,660
Jiangxi Copper Co. Ltd. Class H	1,277,000	1,832,131
Kingboard Chemical Holdings Ltd.	638,000	2,625,732
Kingsoft Corp. Ltd.	960,000	2,886,758
Kunlun Energy Co. Ltd.	3,196,000	2,748,766
Lee & Man Paper Manufacturing Ltd.	1,595,000	1,774,198
Lenovo Group Ltd.	7,660,000	3,660,052
Longfor Properties Co. Ltd.	1,597,000	4,822,591
Meitu Inc.[a,b]	1,276,000	1,359,202
Momo Inc. ADR[a]	110,055	3,840,920
NetEase Inc. ADR	81,664	20,993,364
New China Life Insurance Co. Ltd. Class H	829,400	3,904,862

297

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ALL COUNTRY ASIA ex JAPAN ETF

April 30, 2018

Security	Shares	Value
New Oriental Education & Technology Group Inc. ADR	137,808	$12,380,671
Nexteer Automotive Group Ltd.	957,000	1,494,960
Nine Dragons Paper Holdings Ltd.	1,595,000	2,406,243
People’s Insurance Co. Group of China Ltd. (The) Class H	7,337,000	3,487,021
PetroChina Co. Ltd. Class H	21,482,000	15,848,218
PICC Property & Casualty Co. Ltd. Class H	4,469,876	8,076,048
Ping An Insurance Group Co. of China Ltd. Class H	5,423,000	53,585,659
Semiconductor Manufacturing International Corp.[a,c]	3,069,900	3,958,512
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	2,564,000	1,581,214
Shanghai Electric Group Co. Ltd. Class Ha	2,568,000	935,811
Shanghai Fosun Pharmaceutical Group Co. Ltd. Class H	478,500	2,618,619
Shanghai Industrial Holdings Ltd.	641,000	1,690,657
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	925,196	1,323,030
Shanghai Pharmaceuticals Holding Co. Ltd. Class H	797,500	2,189,803
Shenzhou International Group Holdings Ltd.	641,000	7,040,321
Shimao Property Holdings Ltd.	1,277,000	3,425,076
Sihuan Pharmaceutical Holdings Group Ltd.	3,739,000	909,947
SINA Corp./China[a]	58,377	5,577,339
Sino Biopharmaceutical Ltd.	4,718,000	10,039,257
Sino-Ocean Group Holding Ltd.	3,032,000	2,124,805
Sinopec Shanghai Petrochemical Co. Ltd. Class H	3,834,000	2,559,827
Sinopharm Group Co. Ltd. Class H	1,277,600	5,388,279
SOHO China Ltd.	2,233,500	1,152,572
Sun Art Retail Group Ltd.	2,470,500	2,795,278
Sunac China Holdings Ltd.[c]	2,552,000	11,023,196
Sunny Optical Technology Group Co. Ltd.	733,700	12,162,504
TAL Education Group Class A ADR	325,380	11,850,340
Tencent Holdings Ltd.	5,869,600	292,423,610
Tingyi Cayman Islands Holding Corp.	1,916,000	3,632,667
TravelSky Technology Ltd. Class H	959,000	2,822,655
Tsingtao Brewery Co. Ltd. Class H	638,000	3,316,714
Vipshop Holdings Ltd. ADR[a]	415,019	6,424,494
Want Want China Holdings Ltd.	5,427,000	4,819,697
Weibo Corp. ADR[a,c]	47,212	5,406,718
Weichai Power Co. Ltd. Class H	1,859,600	2,170,412
Yanzhou Coal Mining Co. Ltd. Class H	1,916,000	2,431,543
Yum China Holdings Inc.	395,241	16,900,505
YY Inc. ADR[a]	44,979	4,335,526
Zhejiang Expressway Co. Ltd. Class H	1,278,000	1,317,366
Zhuzhou CRRC Times Electric Co. Ltd. Class H	574,200	3,061,863
Zijin Mining Group Co. Ltd. Class H	5,742,000	2,648,494
ZTE Corp. Class Ha	766,000	1,750,310

		1,696,762,099
HONG KONG — 11.38%
AIA Group Ltd.	12,441,000	112,073,227
ASM Pacific Technology Ltd.	287,200	3,952,168
Bank of East Asia Ltd. (The)[c]	1,248,600	5,504,611
BOC Hong Kong Holdings Ltd.	3,829,000	19,929,876
CK Asset Holdings Ltd.	2,711,632	23,511,809
CK Hutchison Holdings Ltd.	2,711,632	32,166,781
CK Infrastructure Holdings Ltd.	641,000	5,071,971
CLP Holdings Ltd.	1,754,500	18,219,571
First Pacific Co. Ltd./Hong Kong	1,277,000	657,354
Galaxy Entertainment Group Ltd.	2,552,000	22,566,661
Hang Lung Group Ltd.	957,000	2,902,125
Hang Lung Properties Ltd.	1,914,000	4,545,849
Hang Seng Bank Ltd.	797,500	20,282,356
Henderson Land Development Co. Ltd.	1,119,212	7,137,459

Security	Shares	Value
HK Electric Investments & HK Electric Investments Ltd.[b,c]	2,235,000	$2,078,871
HKT Trust & HKT Ltd.	3,828,640	5,044,199
Hong Kong & China Gas Co. Ltd.	8,746,518	18,321,633
Hong Kong Exchanges & Clearing Ltd.[c]	1,223,600	40,099,375
Hongkong Land Holdings Ltd.	1,116,500	8,094,625
Hysan Development Co. Ltd.	641,000	3,744,765
Jardine Matheson Holdings Ltd.	223,500	13,573,155
Jardine Strategic Holdings Ltd.	223,300	8,485,400
Kerry Properties Ltd.	638,500	3,067,111
Kingston Financial Group Ltd.[c]	3,828,000	1,955,886
Li & Fung Ltd.	5,742,000	2,904,563
Link REIT	2,236,500	19,833,772
Melco Resorts & Entertainment Ltd. ADR	252,648	7,885,144
MGM China Holdings Ltd.[c]	1,026,400	2,837,942
Minth Group Ltd.	504,000	2,408,180
MTR Corp. Ltd.	1,597,000	9,004,205
New World Development Co. Ltd.	6,063,666	8,962,320
NWS Holdings Ltd.	1,597,500	3,159,074
PCCW Ltd.	4,466,000	2,771,245
Power Assets Holdings Ltd.	1,435,500	10,690,915
Sands China Ltd.	2,552,800	14,881,101
Shangri-La Asia Ltd.	1,282,333	2,519,488
Sino Land Co. Ltd.	3,191,200	5,521,804
SJM Holdings Ltd.	1,914,000	1,931,498
Sun Hung Kai Properties Ltd.	1,595,000	25,769,566
Swire Pacific Ltd. Class A	479,500	4,765,521
Swire Properties Ltd.	1,212,200	4,317,012
Techtronic Industries Co. Ltd.	1,435,500	8,486,886
WH Group Ltd.[b]	8,773,500	9,155,540
Wharf Holdings Ltd. (The)	1,276,000	4,267,830
Wharf Real Estate Investment Co. Ltd.	1,241,000	9,329,341
Wheelock & Co. Ltd.	959,000	7,154,391
Wynn Macau Ltd.	1,659,200	6,204,889
Yue Yuen Industrial Holdings Ltd.	797,500	2,271,095

		560,020,160
INDIA — 9.70%
ACC Ltd.	46,255	1,099,994
Adani Ports & Special Economic Zone Ltd.	746,662	4,556,719
Ambuja Cements Ltd.	626,540	2,353,045
Ashok Leyland Ltd.	1,218,580	3,002,629
Asian Paints Ltd.	293,492	5,284,527
Aurobindo Pharma Ltd.	274,659	2,642,060
Axis Bank Ltd.	1,843,501	14,288,928
Bajaj Auto Ltd.	89,326	3,951,812
Bajaj Finance Ltd.	175,131	5,005,955
Bajaj Finserv Ltd.	39,875	3,275,677
Bharat Forge Ltd.	221,406	2,570,021
Bharat Heavy Electricals Ltd.	942,016	1,239,272
Bharat Petroleum Corp. Ltd.	781,231	4,534,160
Bharti Airtel Ltd.	1,425,292	8,746,304
Bharti Infratel Ltd.	349,943	1,641,701
Bosch Ltd.	7,656	2,225,999
Britannia Industries Ltd.	26,158	2,160,837
Cadila Healthcare Ltd.	217,253	1,342,288
Cipla Ltd./India	363,022	3,303,859

298

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ALL COUNTRY ASIA ex JAPAN ETF

April 30, 2018

Security	Shares	Value
Coal India Ltd.	681,065	$2,908,354
Container Corp. of India Ltd.	43,612	852,048
Dabur India Ltd.	545,809	3,021,005
Dr. Reddy’s Laboratories Ltd.	118,030	3,731,280
Eicher Motors Ltd.	13,717	6,410,159
GAIL India Ltd.	699,248	3,406,136
Glenmark Pharmaceuticals Ltd.	145,464	1,246,056
Godrej Consumer Products Ltd.	244,035	4,084,496
Grasim Industries Ltd.	342,606	5,614,447
Havells India Ltd.	256,476	2,103,034
HCL Technologies Ltd.	568,458	8,966,799
Hero MotoCorp Ltd.	52,958	2,961,530
Hindalco Industries Ltd.	1,205,501	4,256,463
Hindustan Petroleum Corp. Ltd.	630,982	2,878,844
Hindustan Unilever Ltd.	666,710	15,073,400
Housing Development Finance Corp. Ltd.	1,555,763	43,900,070
ICICI Bank Ltd.	2,433,970	10,364,613
Idea Cellular Ltd.[a]	1,972,058	2,043,270
IDFC Bank Ltd.	1,438,690	1,042,263
Indiabulls Housing Finance Ltd.	328,251	6,428,290
Indian Oil Corp. Ltd.	1,197,526	2,912,174
Infosys Ltd.	1,796,608	32,289,950
ITC Ltd.	3,487,946	14,709,056
JSW Steel Ltd.	890,967	4,338,692
Larsen & Toubro Ltd.	486,156	10,204,614
LIC Housing Finance Ltd.	302,412	2,477,658
Lupin Ltd.	231,281	2,812,348
Mahindra & Mahindra Financial Services Ltd.	295,075	2,335,089
Mahindra & Mahindra Ltd.	765,430	10,015,733
Marico Ltd.	461,596	2,300,026
Maruti Suzuki India Ltd.	109,425	14,452,741
Motherson Sumi Systems Ltd.	661,606	3,496,380
Nestle India Ltd.	21,692	3,054,090
NTPC Ltd.	1,661,352	4,285,312
Oil & Natural Gas Corp. Ltd.	1,306,624	3,534,776
Petronet LNG Ltd.	574,519	1,952,366
Piramal Enterprises Ltd.	85,173	3,317,587
Power Finance Corp. Ltd.	670,393	883,444
Reliance Industries Ltd.	2,922,040	42,175,624
Rural Electrification Corp. Ltd.	710,732	1,357,781
Shree Cement Ltd.	8,613	2,186,649
Shriram Transport Finance Co. Ltd.	153,120	3,694,588
Siemens Ltd.	75,288	1,266,156
State Bank of India	1,769,174	6,531,682
Sun Pharmaceutical Industries Ltd.	990,515	7,842,195
Tata Consultancy Services Ltd.	470,844	24,918,611
Tata Motors Ltd.[a]	1,634,556	8,336,872
Tata Motors Ltd. Class Aa	408,320	1,171,610
Tata Power Co. Ltd. (The)	1,113,143	1,472,738
Tata Steel Ltd.	345,796	3,082,579
Tech Mahindra Ltd.	483,285	4,856,022
Titan Co. Ltd.	322,190	4,739,678
UltraTech Cement Ltd.	90,277	5,557,906
United Spirits Ltd.[a]	59,015	3,202,939
UPL Ltd.	371,386	4,061,374
Vakrangee Ltd.	422,097	632,134
Vedanta Ltd.	1,530,243	6,841,842
Wipro Ltd.	1,180,619	4,931,039
Yes Bank Ltd.	1,749,396	9,488,783

Security	Shares	Value
Zee Entertainment Enterprises Ltd.	548,682	$4,834,469

		477,073,651

INDONESIA — 2.24%
Adaro Energy Tbk PT	15,088,700	1,990,136
AKR Corporindo Tbk PT	2,009,700	707,819
Astra International Tbk PT	20,894,500	10,738,234
Bank Central Asia Tbk PT	10,144,200	16,114,057
Bank Danamon Indonesia Tbk PT	3,509,046	1,677,280
Bank Mandiri Persero Tbk PT	19,172,802	9,818,955
Bank Negara Indonesia Persero Tbk PT	7,688,515	4,448,701
Bank Rakyat Indonesia Persero Tbk PT	57,069,100	13,208,446
Bank Tabungan Negara Persero Tbk PT	3,987,500	891,366
Bumi Serpong Damai Tbk PT	8,009,900	972,991
Charoen Pokphand Indonesia Tbk PT	7,784,400	2,059,054
Gudang Garam Tbk PT	478,500	2,384,332
Hanjaya Mandala Sampoerna Tbk PT	9,506,200	2,418,828
Indocement Tunggal Prakarsa Tbk PT	1,914,000	2,438,501
Indofood CBP Sukses Makmur Tbk PT	2,438,800	1,520,689
Indofood Sukses Makmur Tbk PT	4,497,900	2,255,012
Jasa Marga Persero Tbk PT	2,338,740	734,612
Kalbe Farma Tbk PT	22,458,800	2,429,505
Matahari Department Store Tbk PT	2,552,000	1,898,523
Pakuwon Jati Tbk PT	22,298,100	945,616
Perusahaan Gas Negara Persero Tbk PT	11,069,300	1,579,340
Semen Indonesia Persero Tbk PT	3,094,300	2,146,271
Surya Citra Media Tbk PT	6,035,100	1,110,502
Telekomunikasi Indonesia Persero Tbk PT	51,646,100	14,217,758
Tower Bersama Infrastructure Tbk PT	2,201,500	878,226
Unilever Indonesia Tbk PT	1,551,200	5,167,879
United Tractors Tbk PT	1,742,043	4,269,805
Waskita Karya Persero Tbk PT	5,072,100	805,703
XL Axiata Tbk PTa	3,414,700	520,335

		110,348,476
MALAYSIA — 2.85%
AirAsia Group Bhd	1,563,100	1,533,818
Alliance Bank Malaysia Bhd	1,046,400	1,160,148
AMMB Holdings Bhd	1,690,700	1,680,573
Astro Malaysia Holdings Bhd	1,678,400	817,062
Axiata Group Bhd	2,780,500	3,755,996
British American Tobacco Malaysia Bhd[c]	127,600	796,789
CIMB Group Holdings Bhd	4,753,100	8,722,396
Dialog Group Bhd	3,445,262	2,704,577
DiGi.Com Bhd[c]	3,254,800	3,840,888
Felda Global Ventures Holdings Bhd	1,492,400	650,441
Gamuda Bhd	1,837,500	2,407,226
Genting Bhd	2,377,800	5,411,942
Genting Malaysia Bhd	2,949,600	3,856,620
Genting Plantations Bhd	255,500	644,692
HAP Seng Consolidated Bhd	574,600	1,435,219
Hartalega Holdings Bhd	1,340,200	2,005,091
Hong Leong Bank Bhd	669,900	3,244,068
Hong Leong Financial Group Bhd	255,200	1,267,056
IHH Healthcare Bhd	2,009,700	3,114,305

299

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iSHARES® MSCI ALL COUNTRY ASIA ex JAPAN ETF

April 30, 2018

Security	Shares	Value
IJM Corp. Bhd	2,934,800	$2,229,057
IOI Corp. Bhd	2,026,900	2,474,538
IOI Properties Group Bhd[c]	2,042,466	812,093
Kuala Lumpur Kepong Bhd	446,600	2,900,310
Malayan Banking Bhd	4,402,200	12,095,251
Malaysia Airports Holdings Bhd	862,400	1,980,432
Maxis Bhd[c]	1,964,700	2,919,383
MISC Bhd	1,403,600	2,561,431
Nestle Malaysia Bhd	63,800	2,244,017
Petronas Chemicals Group Bhd	2,441,200	5,257,586
Petronas Dagangan Bhd	248,500	1,710,080
Petronas Gas Bhd	733,700	3,332,365
PPB Group Bhd	479,100	2,349,403
Press Metal Aluminium Holdings Bhd	1,339,800	1,649,352
Public Bank Bhd	3,030,530	18,383,233
RHB Bank Bhd	829,645	1,120,713
RHB Bank Bhd New[d]	359,100	1
Sapura Energy Bhd	4,242,700	692,068
Sime Darby Bhd	2,457,300	1,672,229
Sime Darby Plantation Bhd	2,457,300	3,488,508
Sime Darby Property Bhd	2,457,300	939,455
SP Setia Bhd Group	1,276,000	1,037,451
Telekom Malaysia Bhd	1,137,500	1,536,575
Tenaga Nasional Bhd	3,477,100	14,037,789
UMW Holdings Bhd[a,c]	510,400	794,837
Westports Holdings Bhd	1,116,500	950,455
YTL Corp. Bhd[c]	4,728,878	1,747,642
YTL Power International Bhd	2,003,442	469,776

		140,434,937
PAKISTAN — 0.09%
Habib Bank Ltd.	590,400	994,643
Lucky Cement Ltd.	138,200	790,671
MCB Bank Ltd.	402,500	727,370
Oil & Gas Development Co. Ltd.	659,200	951,011
United Bank Ltd./Pakistan	496,127	863,296

		4,326,991
PHILIPPINES — 1.14%
Aboitiz Equity Ventures Inc.	2,160,350	2,915,979
Aboitiz Power Corp.	1,519,500	1,115,779
Alliance Global Group Inc.[a]	4,051,300	1,020,859
Ayala Corp.	247,488	4,619,821
Ayala Land Inc.	7,815,800	6,162,082
Bank of the Philippine Islands	877,726	1,780,910
BDO Unibank Inc.	2,076,690	5,285,077
DMCI Holdings Inc.	4,445,100	948,297
Globe Telecom Inc.	35,090	1,044,234
GT Capital Holdings Inc.	87,100	1,767,263
International Container Terminal Services Inc.	565,270	924,102
JG Summit Holdings Inc.	3,001,797	3,709,503
Jollibee Foods Corp.	475,310	2,617,675
Manila Electric Co.	191,400	1,190,945
Megaworld Corp.	12,039,500	1,046,923
Metro Pacific Investments Corp.	13,748,900	1,354,977
Metropolitan Bank & Trust Co.	738,579	1,213,137
PLDT Inc.	86,160	2,435,812
Robinsons Land Corp.	2,347,867	812,120

Security	Shares	Value
Security Bank Corp.	216,920	$876,072
SM Investments Corp.	256,460	4,658,449
SM Prime Holdings Inc.	8,995,825	5,953,816
Universal Robina Corp.	930,270	2,525,685

		55,979,517
SINGAPORE — 4.38%
Ascendas REIT	2,488,218	5,017,592
CapitaLand Commercial Trust	2,602,066	3,576,723
CapitaLand Ltd.	2,680,400	7,611,725
CapitaLand Mall Trust[c]	2,552,000	4,047,581
City Developments Ltd.	414,700	3,968,316
ComfortDelGro Corp. Ltd.	2,233,000	3,794,607
DBS Group Holdings Ltd.	1,850,200	43,095,176
Genting Singapore PLC	6,252,400	5,524,948
Golden Agri-Resources Ltd.	7,432,707	1,936,697
Hutchison Port Holdings Trust	5,518,771	1,848,788
Jardine Cycle & Carriage Ltd.	95,966	2,483,135
Keppel Corp. Ltd.	1,499,300	9,274,021
Oversea-Chinese Banking Corp. Ltd.	3,190,075	33,248,771
SATS Ltd.	701,800	2,936,424
Sembcorp Industries Ltd.	1,084,600	2,514,801
Singapore Airlines Ltd.	574,200	4,718,323
Singapore Exchange Ltd.	797,500	4,649,900
Singapore Press Holdings Ltd.[c]	1,322,700	2,717,227
Singapore Technologies Engineering Ltd.	1,658,800	4,372,352
Singapore Telecommunications Ltd.	8,453,500	22,473,713
StarHub Ltd.	638,000	1,093,811
Suntec REIT	2,615,800	3,872,186
United Overseas Bank Ltd.[c]	1,365,000	31,072,165
UOL Group Ltd.	511,000	3,400,106
Wilmar International Ltd.	1,658,800	4,084,202
Yangzijiang Shipbuilding Holdings Ltd.	2,424,400	2,142,327

		215,475,617
SOUTH KOREA — 16.91%
Amorepacific Corp.[c]	32,857	10,736,476
AMOREPACIFIC Group	29,029	3,886,660
BGF retail Co. Ltd.	8,528	1,525,067
BNK Financial Group Inc.	267,960	2,621,771
Celltrion Healthcare Co. Ltd.[a,c]	35,728	3,003,955
Celltrion Inc.[a,c]	83,622	21,217,698
Cheil Worldwide Inc.	73,689	1,317,785
CJ CheilJedang Corp.	7,975	2,561,139
CJ Corp.	15,312	2,329,666
CJ E&M Corp.	19,778	1,675,866
CJ Logistics Corp.[a]	7,656	1,121,824
Coway Co. Ltd.	54,549	4,468,927
Daelim Industrial Co. Ltd.	29,504	2,375,679
Daewoo Engineering & Construction Co. Ltd.[a]	152,482	906,569
DB Insurance Co. Ltd.	51,040	3,005,867
DGB Financial Group Inc.	172,746	1,940,875
Dongsuh Cos. Inc.	34,452	888,678
Doosan Bobcat Inc.	37,064	1,131,301
Doosan Heavy Industries & Construction Co. Ltd.[a]	56,463	946,293

300

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ALL COUNTRY ASIA ex JAPAN ETF

April 30, 2018

Security	Shares	Value
E-MART Inc.	21,373	$5,403,034
GS Engineering & Construction Corp.[c]	48,778	1,863,342
GS Holdings Corp.	54,230	3,112,494
GS Retail Co. Ltd.	28,551	994,427
Hana Financial Group Inc.	304,645	13,619,960
Hankook Tire Co. Ltd.	78,480	3,633,572
Hanmi Pharm Co. Ltd.	6,435	2,807,649
Hanmi Science Co. Ltd.	13,509	984,037
Hanon Systems	198,450	2,025,284
Hanssem Co. Ltd.[c]	10,846	1,183,052
Hanwha Aerospace Co. Ltd.[a]	38,918	878,165
Hanwha Chemical Corp.	111,985	3,035,406
Hanwha Corp.	46,893	1,754,015
Hanwha Life Insurance Co. Ltd.	277,211	1,616,988
Hotel Shilla Co. Ltd.	32,219	3,499,278
Hyosung Corp.	20,915	2,575,088
Hyundai Department Store Co. Ltd.	14,038	1,360,361
Hyundai Development Co. Engineering & Construction	62,088	2,697,330
Hyundai Engineering & Construction Co. Ltd.	80,388	4,786,926
Hyundai Glovis Co. Ltd.	18,821	2,969,279
Hyundai Heavy Industries Co. Ltd.[a]	37,440	4,189,017
Hyundai Heavy Industries Holdings Co. Ltd.[a,c]	10,208	4,038,088
Hyundai Marine & Fire Insurance Co. Ltd.	65,076	2,330,562
Hyundai Mobis Co. Ltd.	70,180	16,295,717
Hyundai Motor Co.	158,543	23,750,648
Hyundai Steel Co.	81,664	4,633,527
Hyundai Wia Corp.[c]	17,420	875,852
Industrial Bank of Korea	263,813	4,162,023
ING Life Insurance Korea Ltd.[b]	31,581	1,218,236
Kakao Corp.	46,893	4,873,483
Kangwon Land Inc.	119,306	3,228,260
KB Financial Group Inc.	408,639	23,415,296
KCC Corp.	6,063	2,219,590
KEPCO Plant Service & Engineering Co. Ltd.	23,287	1,105,427
Kia Motors Corp.	273,090	8,463,348
Korea Aerospace Industries Ltd.[a]	70,180	2,838,609
Korea Electric Power Corp.	262,218	9,194,386
Korea Gas Corp.[a]	28,074	1,440,434
Korea Investment Holdings Co. Ltd.	40,513	3,455,582
Korea Zinc Co. Ltd.	8,613	3,495,843
Korean Air Lines Co. Ltd.	49,132	1,570,954
KT Corp.	25,218	643,407
KT&G Corp.	118,987	10,895,491
Kumho Petrochemical Co. Ltd.	18,724	1,884,584
LG Chem Ltd.	47,212	15,913,412
LG Corp.	97,939	7,436,780
LG Display Co. Ltd.	239,888	5,266,957
LG Electronics Inc.	109,736	10,479,914
LG Household & Health Care Ltd.	9,570	12,275,549
LG Innotek Co. Ltd.[c]	14,674	1,600,600
Lotte Chemical Corp.	15,633	6,059,699
Lotte Corp.[a]	29,848	1,819,301
Lotte Shopping Co. Ltd.	11,592	2,778,477
Medy-Tox Inc.	4,466	2,916,981
Mirae Asset Daewoo Co. Ltd.	378,334	3,464,357
NAVER Corp.	29,030	19,461,149
NCSoft Corp.	18,055	6,085,670
Netmarble Corp.[b,c]	25,839	3,568,421
NH Investment & Securities Co. Ltd.	143,550	2,096,700
OCI Co. Ltd.	16,907	2,469,446

Security	Shares	Value
Orion Corp./Republic of Korea	22,632	$2,638,157
Ottogi Corp.	1,277	949,336
Pan Ocean Co. Ltd.[a]	218,834	1,126,901
POSCO	75,603	26,367,789
Posco Daewoo Corp.	40,248	849,766
S-1 Corp.	18,829	1,729,437
S-Oil Corp.	46,574	4,796,723
Samsung Biologics Co. Ltd.[a,b]	16,907	7,724,934
Samsung C&T Corp.	77,836	10,202,743
Samsung Card Co. Ltd.	29,378	1,025,981
Samsung Electro-Mechanics Co. Ltd.	58,377	6,476,920
Samsung Electronics Co. Ltd.	99,528	246,944,619
Samsung Fire & Marine Insurance Co. Ltd.	31,900	7,989,560
Samsung Heavy Industries Co. Ltd.[a]	400,960	2,759,287
Samsung Life Insurance Co. Ltd.	71,775	7,862,624
Samsung SDI Co. Ltd.	56,144	9,646,013
Samsung SDS Co. Ltd.	35,728	8,195,646
Samsung Securities Co. Ltd.	67,947	2,360,221
Shinhan Financial Group Co. Ltd.	439,582	19,611,519
Shinsegae Inc.	7,656	2,992,725
SillaJen Inc.[a]	55,825	4,395,752
SK Holdings Co. Ltd.	32,630	8,981,995
SK Hynix Inc.	600,358	47,498,011
SK Innovation Co. Ltd.	66,990	12,324,830
SK Networks Co. Ltd.[c]	138,127	726,814
SK Telecom Co. Ltd.	20,735	4,436,073
Woori Bank	477,862	7,181,017
Yuhan Corp.	9,111	1,953,484

		832,122,437
TAIWAN — 12.88%
Acer Inc.	3,067,830	2,364,136
Advantech Co. Ltd.	348,595	2,409,466
ASE Industrial Holding Co. Ltd.	3,421,110	9,285,151
Asia Cement Corp.	2,552,448	2,739,095
Asia Pacific Telecom Co. Ltd.[a]	2,234,000	664,465
Asustek Computer Inc.	641,100	6,023,889
AU Optronics Corp.	9,252,580	3,877,849
Catcher Technology Co. Ltd.	641,000	7,171,210
Cathay Financial Holding Co. Ltd.	8,294,722	14,998,990
Chailease Holding Co. Ltd.	1,277,811	4,707,600
Chang Hwa Commercial Bank Ltd.	5,238,633	3,027,753
Cheng Shin Rubber Industry Co. Ltd.	2,233,303	3,615,676
Chicony Electronics Co. Ltd.	647,932	1,603,049
China Airlines Ltd.[a]	2,837,330	1,040,509
China Development Financial Holding Corp.	13,996,734	5,322,132
China Life Insurance Co. Ltd./Taiwan	2,233,866	2,431,193
China Steel Corp.	13,079,484	10,388,788
Chunghwa Telecom Co. Ltd.	3,828,110	14,620,737
Compal Electronics Inc.	4,466,000	2,928,376
CTBC Financial Holding Co. Ltd.	18,183,456	13,059,958
Delta Electronics Inc.	2,058,000	7,512,345
E.Sun Financial Holding Co. Ltd.	9,450,351	6,707,700
Eclat Textile Co. Ltd.	325,208	3,951,541
Eva Airways Corp.	2,032,979	1,095,973
Evergreen Marine Corp. Taiwan Ltd.[a]	1,914,632	977,167

301

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ALL COUNTRY ASIA ex JAPAN ETF

April 30, 2018

Security	Shares	Value
Far Eastern New Century Corp.	3,472,040	$3,332,802
Far EasTone Telecommunications Co. Ltd.	1,598,000	4,234,472
Feng TAY Enterprise Co. Ltd.	323,652	1,476,789
First Financial Holding Co. Ltd.	9,251,325	6,378,822
Formosa Chemicals & Fibre Corp.	3,192,740	11,816,370
Formosa Petrochemical Corp.	1,277,000	5,244,132
Formosa Plastics Corp.	4,466,400	15,775,398
Formosa Taffeta Co. Ltd.	641,000	727,954
Foxconn Technology Co. Ltd.	962,666	2,404,509
Fubon Financial Holding Co. Ltd.	7,018,111	12,097,533
General Interface Solution Holding Ltd.	319,000	1,935,359
Giant Manufacturing Co. Ltd.	319,000	1,633,465
Globalwafers Co. Ltd.	252,000	4,113,903
Highwealth Construction Corp.	959,880	1,485,897
Hiwin Technologies Corp.	173,767	2,642,933
Hon Hai Precision Industry Co. Ltd.	15,950,146	44,691,569
Hotai Motor Co. Ltd.	319,000	3,142,937
HTC Corp.[a]	641,450	1,311,670
Hua Nan Financial Holdings Co. Ltd.	8,140,777	4,938,974
Innolux Corp.	9,252,981	3,471,451
Inventec Corp.	2,553,460	1,946,176
Largan Precision Co. Ltd.	100,000	11,762,121
Lite-On Technology Corp.	2,234,371	2,964,158
Macronix International[a]	1,914,000	3,076,089
MediaTek Inc.	1,601,391	18,402,749
Mega Financial Holding Co. Ltd.	11,165,827	9,906,645
Micro-Star International Co. Ltd.	638,000	2,014,067
Nan Ya Plastics Corp.	5,110,000	14,093,455
Nanya Technology Corp.	641,000	2,014,872
Nien Made Enterprise Co. Ltd.	68,000	609,062
Novatek Microelectronics Corp.	639,000	2,699,711
Pegatron Corp.	1,916,000	4,500,769
Phison Electronics Corp.	116,000	1,056,631
Pou Chen Corp.	2,236,000	2,807,612
Powertech Technology Inc.	639,200	1,845,020
President Chain Store Corp.	641,000	6,337,096
Quanta Computer Inc.	2,875,000	5,257,043
Realtek Semiconductor Corp.	319,642	1,220,812
Ruentex Development Co. Ltd.[a]	919,296	1,107,698
Ruentex Industries Ltd.	641,195	1,250,467
Shin Kong Financial Holding Co. Ltd.	8,613,457	3,537,205
SinoPac Financial Holdings Co. Ltd.	10,981,535	3,971,488
Standard Foods Corp.	418,844	942,829
Synnex Technology International Corp.	1,631,950	2,358,030
TaiMed Biologics Inc.[a]	109,000	1,142,075
Taishin Financial Holding Co. Ltd.	10,293,845	5,027,498
Taiwan Business Bank	4,088,681	1,260,331
Taiwan Cement Corp.	3,511,000	4,847,628
Taiwan Cooperative Financial Holding Co. Ltd.	8,525,365	4,970,596
Taiwan High Speed Rail Corp.	1,914,000	1,474,970
Taiwan Mobile Co. Ltd.	1,597,000	5,910,517
Taiwan Semiconductor Manufacturing Co. Ltd.	25,201,670	193,357,751
Teco Electric and Machinery Co. Ltd.	1,917,000	1,564,752
Uni-President Enterprises Corp.	5,110,694	12,367,995
United Microelectronics Corp.	12,760,000	6,900,444
Vanguard International Semiconductor Corp.	959,000	1,957,771
Win Semiconductors Corp.	319,000	2,420,547
Winbond Electronics Corp.	3,190,000	1,973,096
Wistron Corp.	2,761,982	2,212,461
WPG Holdings Ltd.	1,599,240	2,164,824

Security	Shares	Value
Yageo Corp.	319,000	$6,760,279
Yuanta Financial Holding Co. Ltd.	10,743,556	5,156,355
Zhen Ding Technology Holding Ltd.	641,097	1,406,290

		633,939,672
THAILAND — 2.77%
Advanced Info Service PCL NVDR	1,052,700	6,937,947
Airports of Thailand PCL NVDR	4,402,200	9,938,427
Bangkok Bank PCL	255,300	1,634,049
Bangkok Dusit Medical Services PCL NVDR	4,051,300	2,888,284
Bangkok Expressway & Metro PCL NVDR	7,656,800	1,880,235
Banpu PCL NVDR	2,137,300	1,313,803
Berli Jucker PCL NVDR	1,212,200	2,294,960
BTS Group Holdings PCL NVDR	6,033,600	1,711,050
Bumrungrad Hospital PCL NVDR	383,000	2,305,767
Central Pattana PCL NVDR	1,392,300	3,562,365
Charoen Pokphand Foods PCL NVDR	3,030,500	2,342,972
CP ALL PCL NVDR	5,048,400	13,916,692
Delta Electronics Thailand PCL NVDR	542,300	1,155,566
Electricity Generating PCL NVDR	127,700	902,316
Energy Absolute PCL NVDR	1,180,300	1,346,350
Glow Energy PCL NVDR	542,300	1,482,046
Home Product Center PCL NVDR	4,115,143	1,955,867
Indorama Ventures PCL NVDR	1,541,500	2,942,819
IRPC PCL NVDR	10,989,000	2,454,767
Kasikornbank PCL	1,307,900	8,329,781
Kasikornbank PCL NVDR	556,475	3,447,112
KCE Electronics PCL NVDR	287,100	620,867
Krung Thai Bank PCL NVDR	3,604,775	2,078,799
Minor International PCL NVDR	2,124,020	2,708,866
PTT Exploration & Production PCL NVDR	1,435,584	6,095,319
PTT Global Chemical PCL NVDR	2,296,876	7,132,251
PTT PCL NVDR	10,846,000	19,416,952
Robinson PCL NVDR	510,400	1,063,333
Siam Cement PCL (The) NVDR	127,600	1,892,167
Siam Cement PCL (The) Foregin	319,400	4,736,350
Siam Commercial Bank PCL (The) NVDR	1,882,100	7,812,266
Thai Oil PCL NVDR	1,116,500	3,334,288
Thai Union Group PCL NVDR	1,977,800	1,128,023
TMB Bank PCL NVDR	12,632,400	944,628
True Corp. PCL NVDR	10,568,190	2,544,938

		136,252,222

TOTAL COMMON STOCKS (Cost: $3,780,790,235)		4,862,735,779

PREFERRED STOCKS — 0.94%

SOUTH KOREA — 0.94%
Amorepacific Corp. NVS, Preference Shares	9,570	1,599,405
Hyundai Motor Co. NVS, Preference Shares	24,563	2,368,793
Hyundai Motor Co. Series 2 NVS, Preference Shares	39,556	4,259,108
LG Chem Ltd. NVS, Preference Shares	7,656	1,476,650
LG Household & Health Care Ltd. NVS, Preference Shares	2,235	1,611,301

302

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ALL COUNTRY ASIA ex JAPAN ETF

April 30, 2018

Security	Shares	Value
Samsung Electronics Co. Ltd. NVS, Preference Shares	17,545	$34,907,659

		46,222,916

TOTAL PREFERRED STOCKS (Cost: $23,574,126)		46,222,916

SHORT-TERM INVESTMENTS — 5.62%

MONEY MARKET FUNDS — 5.62%
BlackRock Cash Funds: Institutional, SL Agency Shares 1.93%[e,f,g]	267,459,174	267,485,920
BlackRock Cash Funds: Treasury, SL Agency Shares 1.61%[e,f]	9,288,045	9,288,045

		276,773,965

TOTAL SHORT-TERM INVESTMENTS
(Cost: $276,762,154)		276,773,965

TOTAL INVESTMENTS IN SECURITIES — 105.38% (Cost: $4,081,126,515)		5,185,732,660
Other Assets, Less Liabilities — (5.38)%		(264,709,810)

NET ASSETS — 100.00%		$4,921,022,850

ADR — American Depositary Receipts

NVS — Non-Voting Shares

NVDR — Non-Voting Depositary Receipts

[a]	Non-income producing security.
[b]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
[c]	All or a portion of this security is on loan.
[d]	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
[e]	Affiliate of the Fund.
[f]	Annualized 7-day yield as of period end.
[g]	All or a portion of this security was purchased with cash collateral received from loaned securities.

303

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ALL COUNTRY ASIA ex JAPAN ETF

April 30, 2018

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended April 30, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated issuer	Shares held at 07/31/17	Shares purchased		Shares sold	Shares held at 04/30/18	Value at 04/30/18	Income		Net realized gain (loss)	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	234,824,372	32,634,802	[a]	—	267,459,174	$267,485,920	$1,420,265	[b]	$(26,721)	$(16,337)
BlackRock Cash Funds: Treasury, SL Agency Shares	6,438,212	2,849,833	[a]	—	9,288,045	9,288,045	60,357		—	—

						$276,773,965	$1,480,622		$(26,721)	$(16,337)

[a]	Net of purchases and sales.
[b]	Includes the Fund’s portion of securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities.

Futures Contracts

Futures contracts outstanding as of April 30, 2018 were as follows:

Description	Number of contracts	Expiration date	Notional amount (000)	Value / unrealized appreciation (depreciation)
Long Contracts
Hang Seng Index	9	May 2018	$1,758	$35,603
MSCI Emerging Markets E-Mini	122	Jun 2018	7,028	(176,087)

Total				$(140,484)

304

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ALL COUNTRY ASIA ex JAPAN ETF

April 30, 2018

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Consolidated Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common stocks	$4,611,343,519	$251,392,259	$1	$4,862,735,779
Preferred stocks	11,315,257	34,907,659	—	46,222,916
Money market funds	276,773,965	—	—	276,773,965

Total	$4,899,432,741	$286,299,918	$1	$5,185,732,660

Derivative financial instruments[a]
Assets
Futures contracts	$35,603	$—	$—	$35,603
Liabilities
Futures contracts	(176,087)	—	—	(176,087)

Total	$(140,484)	$—	$—	$(140,484)

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

The Fund had transfers from Level 2 to Level 1 during the the nine months ended April 30, 2018 in the amount of $1,223,210, resulting from the resumption of trading after a temporary suspension.

The Fund had transfers from Level 1 to Level 2 during the nine months ended April 30, 2018 in the amount of $237,762,872, resulting from a temporary suspension of trading.

305

Schedule of Investments (Unaudited)

iSHARES® MSCI CHINA A ETF

April 30, 2018

Security	Shares	Value
COMMON STOCKS — 99.33%

AEROSPACE & DEFENSE — 0.83%
AECC Aviation Power Co. Ltd. Class A	7,700	$32,681
AVIC Aircraft Co. Ltd. Class A	9,800	28,645
China Avionics Systems Co. Ltd. Class A	4,900	11,306
China Spacesat Co. Ltd. Class A	4,200	15,320

		87,952
AIR FREIGHT & LOGISTICS — 0.17%
Shenzhen Feima International Supply Chain Co. Ltd. Class A	6,188	12,075
Sinotrans Air Transportation Development Co. Ltd. Class A	2,100	6,304

		18,379
AIRLINES — 1.20%
Air China Ltd. Class A	12,600	23,349
China Eastern Airlines Corp. Ltd. Class A	28,000	31,372
China Southern Airlines Co. Ltd. Class A	24,500	40,129
Hainan Airlines Holding Co. Ltd. Class Aa,b	48,300	22,395
Spring Airlines Co. Ltd. Class A	2,100	11,030

		128,275
AUTO COMPONENTS — 1.25%
China Shipbuilding Industry Group Power Co. Ltd. Class A	6,300	24,327
Fuyao Glass Industry Group Co. Ltd. Class A	7,000	24,891
Huayu Automotive Systems Co. Ltd. Class A	11,200	39,330
Wanxiang Qianchao Co. Ltd. Class A	9,800	12,671
Weifu High-Technology Group Co. Ltd. Class A	2,800	10,134
Wuhu Shunrong Sanqi Interactive Entertainment Network Technology Co. Ltd. Class A	4,900	11,135
Zhejiang Wanfeng Auto Wheel Co. Ltd. Class A	7,560	10,815

		133,303
AUTOMOBILES — 2.11%
BYD Co. Ltd. Class A	6,300	52,801
Chongqing Changan Automobile Co. Ltd. Class A	13,300	21,805
Guangzhou Automobile Group Co. Ltd. Class A	5,600	16,067
SAIC Motor Corp. Ltd. Class A	26,600	134,409

		225,082
BANKS — 18.86%
Agricultural Bank of China Ltd. Class A	207,900	125,351
Bank of Beijing Co. Ltd. Class A	72,800	78,341
Bank of China Ltd. Class A	175,000	105,791
Bank of Communications Co. Ltd. Class A	135,800	132,812
Bank of Guiyang Co. Ltd. Class A	7,700	17,584
Bank of Hangzhou Co. Ltd. Class A	17,500	31,571
Bank of Jiangsu Co. Ltd. Class A	39,900	45,399
Bank of Nanjing Co. Ltd. Class A	29,400	39,314
Bank of Ningbo Co. Ltd. Class A	17,500	50,154
Bank of Shanghai Co. Ltd. Class A	26,600	63,900
China CITIC Bank Corp. Ltd. Class A	19,600	19,820

Security	Shares	Value
China Construction Bank Corp. Class A	32,900	$38,944
China Everbright Bank Co. Ltd. Class A	142,100	90,850
China Merchants Bank Co. Ltd. Class A	71,400	331,405
China Minsheng Banking Corp. Ltd. Class A	102,200	124,858
Huaxia Bank Co. Ltd. Class A	44,100	60,786
Industrial & Commercial Bank of China Ltd. Class A	191,100	181,451
Industrial Bank Co. Ltd. Class A	71,400	182,030
Ping An Bank Co. Ltd. Class A	59,586	102,311
Shanghai Pudong Development Bank Co. Ltd. Class A	101,500	186,486

		2,009,158
BEVERAGES — 7.08%
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. Class A	4,900	86,973
Kweichow Moutai Co. Ltd. Class A	4,200	440,355
Luzhou Laojiao Co. Ltd. Class A	4,900	46,704
Shanxi Xinghuacun Fen Wine Factory Co. Ltd. Class A	2,800	23,569
Tsingtao Brewery Co. Ltd. Class A	2,100	13,522
Wuliangye Yibin Co. Ltd. Class A	13,300	143,081

		754,204
CAPITAL MARKETS — 7.54%
Anxin Trust Co. Ltd. Class A	15,400	28,416
Changjiang Securities Co. Ltd. Class A	18,900	20,219
China Merchants Securities Co. Ltd. Class A	19,606	50,977
CITIC Securities Co. Ltd. Class A	34,300	103,078
Dongxing Securities Co. Ltd. Class A	7,700	16,548
Everbright Securities Co. Ltd. Class A	13,300	26,457
First Capital Securities Co. Ltd. Class A	16,800	19,727
Founder Securities Co. Ltd. Class Aa	28,700	26,888
GF Securities Co. Ltd. Class A	20,300	50,180
Guosen Securities Co. Ltd. Class A	14,000	23,817
Guotai Junan Securities Co. Ltd. Class A	25,900	72,342
Guoyuan Securities Co. Ltd. Class A	11,900	16,836
Haitong Securities Co. Ltd. Class A	28,000	50,558
Huaan Securities Co. Ltd. Class A	10,500	11,133
Huatai Securities Co. Ltd. Class A	18,900	54,794
Industrial Securities Co. Ltd. Class A	27,960	28,318
Northeast Securities Co. Ltd. Class A	7,700	9,346
Orient Securities Co. Ltd./China Class A	20,300	39,064
Pacific Securities Co. Ltd. (The)/China Class A	23,800	10,471
SDIC Capital Co. Ltd. Class A	7,000	13,083
Sealand Securities Co. Ltd. Class A	14,000	8,884
Shanxi Securities Co. Ltd. Class A	9,800	12,686
Shenwan Hongyuan Group Co. Ltd. Class A	69,300	50,886
Sinolink Securities Co. Ltd. Class A	10,500	14,373
SooChow Securities Co. Ltd. Class A	10,500	13,293
Southwest Securities Co. Ltd. Class A	19,600	12,934
Western Securities Co. Ltd. Class A	11,900	17,382

		802,690
CHEMICALS — 2.69%
China Hainan Rubber Industry Group Co. Ltd. Class Aa	15,400	13,209
Hengyi Petrochemical Co. Ltd. Class A	4,900	15,672
Hongda Xingye Co. Ltd. Class A	8,858	8,887
Huapont Life Sciences Co. Ltd. Class A	7,000	6,602
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. Class A	25,500	17,716
Jiangsu Bicon Pharmaceutical Listed Co. Class A	3,500	15,110
Kangde Xin Composite Material Group Co. Ltd. Class A	11,200	36,547

306

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI CHINA A ETF

April 30, 2018

Security	Shares	Value
Lomon Billions Group Co. Ltd. Class A	4,900	$14,284
Qinghai Salt Lake Industry Co. Ltd. Class A	9,800	18,905
Rongsheng Petro Chemical Co. Ltd. Class A	9,100	21,616
Sinopec Shanghai Petrochemical Co. Ltd. Class A	16,800	15,473
Tianqi Lithium Corp. Class A	4,200	34,961
Wanhua Chemical Group Co. Ltd. Class A	8,400	48,440
Zhejiang Longsheng Group Co. Ltd. Class A	11,200	19,319

		286,741
COMMERCIAL SERVICES & SUPPLIES — 0.27%
Jihua Group Corp. Ltd. Class A	12,600	9,212
Tianguang ZhongMao Co. Ltd. Class A	9,000	6,609
Tus-Sound Environmental Resources Co. Ltd. Class A	2,800	12,992

		28,813
COMMUNICATIONS EQUIPMENT — 1.14%
Addsino Co. Ltd. Class A	5,600	9,376
Beijing Xinwei Technology Group Co. Ltd. Class Aa,b	11,200	29,369
Guangzhou Haige Communications Group Inc. Co. Class A	10,500	18,178
Hengtong Optic-Electric Co. Ltd. Class A	5,600	27,544
ZTE Corp. Class Aa	10,700	36,674

		121,141
CONSTRUCTION & ENGINEERING — 4.68%
Beijing Orient Landscape & Environment Co. Ltd. Class A	9,107	27,498
China CAMC Engineering Co. Ltd. Class A	4,032	9,967
China Communications Construction Co. Ltd. Class A	9,800	20,688
China Gezhouba Group Co. Ltd. Class A	16,100	21,020
China National Chemical Engineering Co. Ltd. Class A	16,800	19,408
China Nuclear Engineering Corp. Ltd. Class A	6,300	9,292
China Railway Construction Corp. Ltd. Class A	39,975	62,692
China Railway Group Ltd. Class A	64,400	75,416
China State Construction Engineering Corp. Ltd. Class A	103,600	137,553
Metallurgical Corp. of China Ltd. Class A	51,100	29,840
Power Construction Corp. of China Ltd. Class A	35,000	35,227
Shanghai Construction Group Co. Ltd. Class A	35,700	20,395
Shanghai Tunnel Engineering Co. Ltd. Class A	10,500	11,598
Suzhou Gold Mantis Construction Decoration Co. Ltd. Class A	9,100	17,540

		498,134
CONSTRUCTION MATERIALS — 0.95%
Anhui Conch Cement Co. Ltd. Class A	14,000	75,195
BBMG Corp. Class A	28,700	19,030
Tangshan Jidong Cement Co. Ltd. Class Aa	3,500	7,383

		101,608
DISTRIBUTORS — 0.24%
Anhui Xinhua Media Co. Ltd. Class A	7,000	10,114
Liaoning Cheng Da Co. Ltd. Class Aa	5,600	15,305

		25,419

Security	Shares	Value
DIVERSIFIED FINANCIAL SERVICES — 0.33%
Avic Capital Co. Ltd. Class A	30,800	$25,735
Shanghai AJ Group Co. Ltd. Class A	5,600	9,456

		35,191
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.20%
Dr. Peng Telecom & Media Group Co. Ltd. Class A	4,900	10,724
Dr. Peng Telecom & Media Group Co. Ltd. Class A	4,900	10,724

		21,448
ELECTRICAL EQUIPMENT — 1.20%
Fangda Carbon New Material Co. Ltd. Class A	6,300	25,792
Luxshare Precision Industry Co. Ltd. Class A	11,200	37,079
TBEA Co. Ltd. Class A	12,600	15,832
Xinjiang Goldwind Science & Technology Co. Ltd. Class A	9,820	26,791
Zhejiang Chint Electrics Co. Ltd. Class A	4,900	21,976

		127,470
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 3.25%
Dongxu Optoelectronic Technology Co. Ltd. Class A	18,900	23,419
GoerTek Inc. Class A	11,200	20,046
Hangzhou Hikvision Digital Technology Co. Ltd. Class A	32,288	196,721
HNA Technology Co. Ltd. Class Aa,b	7,000	6,547
O-film Tech Co. Ltd. Class A	9,800	25,744
Suzhou Dongshan Precision Manufacturing Co. Ltd. Class Aa,b	4,100	15,261
Unisplendour Corp. Ltd. Class A	2,100	23,934
Zhejiang Dahua Technology Co. Ltd. Class A	9,800	34,894

		346,566
ENERGY EQUIPMENT & SERVICES — 0.13%
Offshore Oil Engineering Co. Ltd. Class A	15,400	14,233

		14,233
FOOD & STAPLES RETAILING — 0.53%
Shanghai Bailian Group Co. Ltd. Class A	5,600	9,013
Yonghui Superstores Co. Ltd. Class A	32,900	47,170

		56,183
FOOD PRODUCTS — 2.62%
Beijing Dabeinong Technology Group Co. Ltd. Class A	18,900	16,719
Foshan Haitian Flavouring & Food Co. Ltd. Class A	7,700	75,513
Henan Shuanghui Investment & Development Co. Ltd. Class A	9,800	38,787
Inner Mongolia Yili Industrial Group Co. Ltd. Class A	21,000	87,336
Muyuan Foodstuff Co. Ltd. Class A	3,500	26,453
New Hope Liuhe Co. Ltd. Class A	14,000	15,908
Yuan Longping High-Tech Agriculture Co. Ltd. Class A	4,900	17,750

		278,466
HEALTH CARE PROVIDERS & SERVICES — 1.16%
Huadong Medicine Co. Ltd. Class A	3,500	37,941
Jointown Pharmaceutical Group Co. Ltd. Class Aa	6,312	18,749
Meinian Onehealth Healthcare Holdings Co. Ltd. Class A	9,100	41,057
Shanghai Pharmaceuticals Holding Co. Ltd. Class A	7,000	25,888

		123,635

307

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI CHINA A ETF

April 30, 2018

Security	Shares	Value
HOTELS, RESTAURANTS & LEISURE — 0.87%
China International Travel Service Corp. Ltd. Class A	7,000	$57,681
Shenzhen Overseas Chinese Town Co. Ltd. Class A	28,700	35,154

		92,835
HOUSEHOLD DURABLES — 3.12%
Gree Electric Appliances Inc. of Zhuhai Class A	10,500	73,245
Hangzhou Robam Appliances Co. Ltd. Class A	3,500	18,522
Midea Group Co. Ltd. Class A	22,445	183,565
Qingdao Haier Co. Ltd. Class A	21,000	56,961

		332,293
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 3.11%
China National Nuclear Power Co. Ltd. Class A	44,800	47,288
China Yangtze Power Co. Ltd. Class A	50,400	128,492
Huadian Power International Corp. Ltd. Class A	28,000	15,154
Huaneng Power International Inc. Class A	16,800	16,643
Hubei Energy Group Co. Ltd. Class A	19,600	13,244
Kaidi Ecological and Environmental Technology Co. Ltd. Class Aa	8,400	6,633
SDIC Power Holdings Co. Ltd. Class A	23,100	24,895
Shenergy Co. Ltd. Class A	20,300	17,637
Shenzhen Energy Group Co. Ltd. Class A	16,100	14,421
Sichuan Chuantou Energy Co. Ltd. Class A	15,400	21,544
Zhejiang Zheneng Electric Power Co. Ltd. Class A	31,500	25,423

		331,374
INSURANCE — 5.31%
China Life Insurance Co. Ltd. Class A	9,800	38,012
China Pacific Insurance Group Co. Ltd. Class A	21,700	108,516
Hubei Biocause Pharmaceutical Co. Ltd. Class A	14,700	18,006
New China Life Insurance Co. Ltd. Class A	6,300	43,169
Ping An Insurance Group Co. of China Ltd. Class A	37,137	357,850

		565,553
INTERNET SOFTWARE & SERVICES — 0.04%
Digital China Group Co. Ltd. Class Aa,b	1,400	4,628

		4,628
IT SERVICES — 0.14%
DHC Software Co. Ltd. Class A	11,200	15,225

		15,225
MACHINERY — 3.02%
Aurora Optoelectronics Co. Ltd. Class Aa,b	1,400	6,702
China CSSC Holdings Ltd. Class Aa	4,200	9,265
China International Marine Containers Group Co. Ltd. Class A	4,200	10,136
CRRC Corp. Ltd. Class A	84,000	128,545

Security	Shares	Value
CSSC Offshore and Marine Engineering Group Co. Ltd. Class A	2,100	$6,550
Han’s Laser Technology Industry Group Co. Ltd. Class A	3,500	25,866
Sany Heavy Industry Co. Ltd. Class A	26,600	36,707
Taihai Manoir Nuclear Equipment Co. Ltd. Class A	2,800	11,720
Weichai Power Co. Ltd. Class A	21,000	27,483
XCMG Construction Machinery Co. Ltd. Class A	24,500	15,664
Zhengzhou Yutong Bus Co. Ltd. Class A	7,700	24,956
Zoomlion Heavy Industry Science and Technology Co. Ltd. Class A	27,300	18,145

		321,739
MARINE — 0.44%
COSCO SHIPPING Development Co. Ltd. Class Aa	32,200	15,032
COSCO SHIPPING Energy Transportation Co. Ltd. Class A	9,100	7,733
COSCO SHIPPING Holdings Co. Ltd. Class Aa	26,600	23,742

		46,507
MEDIA — 1.01%
China Film Co. Ltd. Class A	6,300	15,713
China Media Group Class Aa,b	6,300	7,198
China South Publishing & Media Group Co. Ltd. Class A	6,300	12,492
Chinese Universe Publishing and Media Co. Ltd. Class A	4,900	11,042
CITIC Guoan Information Industry Co. Ltd. Class A	13,300	13,807
Shanghai Oriental Pearl Group Co. Ltd. Class A	9,150	24,355
Wanda Film Holding Co. Ltd. Class Aa,b	2,800	23,024

		107,631
METALS & MINING — 5.26%
Angang Steel Co. Ltd. Class A	14,700	14,609
Baoshan Iron & Steel Co. Ltd. Class A	63,747	93,214
China Molybdenum Co. Ltd. Class A	24,500	29,389
China Northern Rare Earth Group High-Tech Co. Ltd. Class A	12,600	25,024
Hesteel Co. Ltd. Class A	37,100	19,257
Inner Mongolia BaoTou Steel Union Co. Ltd. Class Aa	120,540	39,677
Inner Mongolia BaoTou Steel Union Co. Ltd. Class Aa	133,000	43,779
Jiangsu Shagang Co. Ltd. Class Aa,b	5,600	17,804
Jiangxi Copper Co. Ltd. Class A	7,000	19,009
Jiangxi Ganfeng Lithium Co. Ltd. Class A	2,800	27,641
Jinduicheng Molybdenum Co. Ltd. Class Aa	9,100	9,634
Maanshan Iron & Steel Co. Ltd. Class Aa	21,000	12,496
Shandong Gold Mining Co. Ltd. Class A	6,300	27,836
Shandong Iron and Steel Co. Ltd. Class Aa	32,220	10,300
Shanxi Taigang Stainless Steel Co. Ltd. Class A	16,100	15,287
Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd. Class A	8,400	12,562
Tongling Nonferrous Metals Group Co. Ltd. Class Aa	36,400	14,804
Zhejiang Huayou Cobalt Co. Ltd. Class Aa	2,100	36,221
Zhejiang Huayou Cobalt Co. Ltd. Class Aa	2,100	36,220
Zhongjin Gold Corp. Ltd. Class A	11,900	16,497
Zijin Mining Group Co. Ltd. Class A	59,500	38,794

		560,054
OIL, GAS & CONSUMABLE FUELS — 2.22%
CEFC Anhui International Holding Co. Ltd. Class A	4,900	3,389
China Petroleum & Chemical Corp. Class A	88,200	96,448
Guanghui Energy Co. Ltd. Class A	18,200	11,578
Oriental Energy Co. Ltd. Class A	3,500	5,522
PetroChina Co. Ltd. Class A	37,100	44,914
Shaanxi Coal Industry Co. Ltd. Class A	17,500	22,155

308

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI CHINA A ETF

April 30, 2018

Security	Shares	Value
Shandong Xinchao Energy Corp. Ltd. Class Aa,b	19,100	$9,824
Shanxi Lu’an Environmental Energy Development Co. Ltd. Class A	10,500	17,049
Shanxi Xishan Coal & Electricity Power Co. Ltd. Class A	10,500	12,911
Wintime Energy Co. Ltd. Class A	36,400	12,442

		236,232
PHARMACEUTICALS — 4.33%
Beijing Tongrentang Co. Ltd. Class A	4,900	27,505
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. Class A	3,500	14,290
Dong-E-E-Jiao Co. Ltd. Class A	2,100	19,577
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class A	4,900	27,319
Guizhou Bailing Group Pharmaceutical Co. Ltd. Class A	4,900	10,313
Hainan Haiyao Co. Ltd. Class A	3,500	7,140
Harbin Gloria Pharmaceuticals Co. Ltd. Class Aa,b	6,300	6,690
Hengkang Medical Group Co. Ltd. Class Aa,b	5,000	10,302
Jiangsu Hengrui Medicine Co. Ltd. Class A	9,800	129,466
Kangmei Pharmaceutical Co. Ltd. Class A	16,800	59,793
Shanghai Fosun Pharmaceutical Group Co. Ltd. Class A	7,000	42,604
Shenzhen Salubris Pharmaceuticals Co. Ltd. Class A	3,500	22,499
Tasly Pharmaceutical Group Co. Ltd. Class A	3,500	24,664
Tonghua Golden-Horse Pharmaceutical Industry Co. Ltd. Class Aa,b	2,700	6,619
Yunnan Baiyao Group Co. Ltd. Class A	3,500	52,480

		461,261
REAL ESTATE MANAGEMENT & DEVELOPMENT — 5.97%
China Fortune Land Development Co. Ltd. Class A	8,400	38,616
China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A	22,400	76,249
China Vanke Co. Ltd. Class A	33,600	151,010
COFCO Property Group Co. Ltd. Class A	3,500	3,744
Financial Street Holdings Co. Ltd. Class A	10,566	15,149
Future Land Holdings Co. Ltd. Class A	7,700	38,530
Gemdale Corp. Class A	15,400	27,320
Greenland Holdings Corp. Ltd. Class A	32,900	37,487
Guangzhou Yuetai Group Co. Ltd. Class Aa,b	6,300	5,374
Jinke Properties Group Co. Ltd. Class A	18,200	15,438
Oceanwide Holdings Co. Ltd. Class A	12,500	13,867
Poly Real Estate Group Co. Ltd. Class A	41,300	85,815
RiseSun Real Estate Development Co. Ltd. Class A	14,700	23,775
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class A	5,600	16,005
Shanghai Zhangjiang High-Tech Park Development Co. Ltd. Class A	5,600	11,556
Xinhu Zhongbao Co. Ltd. Class Aa	29,400	20,006
Youngor Group Co. Ltd. Class A	12,600	16,251
Zhejiang China Commodities City Group Co. Ltd. Class A	23,800	18,907
Zhongtian Financial Group Co. Ltd. Class Aa,b	18,200	20,910

		636,009
ROAD & RAIL — 0.80%
China High-Speed Railway Technology Co. Ltd. Class A	4,200	3,995
Daqin Railway Co. Ltd. Class A	51,100	67,038
Guangshen Railway Co. Ltd. Class A	19,600	13,896

		84,929
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.76%
LONGi Green Energy Technology Co. Ltd. Class A	7,000	38,129
Sanan Optoelectronics Co. Ltd. Class A	14,000	43,159

		81,288

Security	Shares	Value
SOFTWARE — 1.21%
Aisino Corp. Class A	6,300	$23,310
Beijing Shiji Information Technology Co. Ltd. Class A	2,800	11,029
Giant Network Group Co. Ltd. Class A	4,900	19,898
Hundsun Technologies Inc. Class A	2,100	20,232
Iflytek Co. Ltd. Class A	4,900	40,927
Shanghai 2345 Network Holding Group Co. Ltd. Class A	11,200	13,027

		128,423
SPECIALTY RETAIL — 0.81%
China Grand Automotive Services Co. Ltd. Class A	18,900	20,249
Suning.com Co. Ltd. Class A	32,200	66,142

		86,391
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.37%
BOE Technology Group Co. Ltd. Class A	121,800	83,268
Focus Media Information Technology Co. Ltd. Class A	35,000	62,201

		145,469
TRADING COMPANIES & DISTRIBUTORS — 0.16%
Xiamen C & D Inc. Class A	9,800	16,796

		16,796
TRANSPORTATION INFRASTRUCTURE — 0.83%
Ningbo Zhoushan Port Co. Ltd. Class A	35,000	28,359
Shanghai International Airport Co. Ltd. Class A	3,500	27,578
Shanghai International Port Group Co. Ltd. Class A	29,400	32,428

		88,365
WATER UTILITIES — 0.12%
Beijing Capital Co. Ltd. Class A	16,800	13,080

		13,080

TOTAL COMMON STOCKS (Cost: $10,669,475)		10,580,173

TOTAL INVESTMENTS IN SECURITIES — 99.33% (Cost: $10,669,475)		10,580,173
Other Assets, Less Liabilities — 0.67%		71,644

NET ASSETS — 100.00%		$10,651,817

[a]	Non-income producing security.
[b]	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

309

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI CHINA A ETF

April 30, 2018

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common stocks	$10,176,227	$221,123	$182,823	$10,580,173

Total	$10,176,227	$221,123	$182,823	$10,580,173

The Fund had transfers from Level 2 to Level 1 during the nine months ended April 30, 2018 in the amount of $485,472, resulting from the resumption of trading after a temporary suspension.

The Fund had transfers from Level 1 to Level 2 during the nine months ended April 30, 2018 in the amount of $205,310, resulting from the temporary suspension of trading.

A reconciliation of investments in which Level 3 inputs were used in determining fair value is presented when the Fund has a significant amount of Level 3 financial instruments at the beginning and/or end of the period in relation to the Fund’s net assets. Additional disclosure on Level 3 inputs are presented when the Fund has a significant amount of Level 3 investments at the end of the period.

The following table includes a rollforward for the period ended April 30, 2018 of investments whose values are classified as Level 3 as of the beginning or end of the period.

Common Stocks
Balance at beginning of period	$73,619
Realized gain (loss) and change in unrealized appreciation/depreciation	(7,927)
Purchases	22,910
Sales	(34,354)
Transfers ina	145,660
Transfers out[a]	(17,085)

Balance at end of period	$182,823

Net change in unrealized appreciation/depreciation on investments still held at end of period	$1,798

[a]	Represents the value as of the beginning of the reporting period.

310

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI CHINA A ETF

April 30, 2018

The following table summarizes the valuation approaches used and unobservable inputs developed by the Global Valuation Committee to determine the fair value of the Fund’s Level 3 investments as of April 30, 2018:

	Value	Valuation Approach	Valuation Technique	Unobservable Inputs	Range of Unobservable Inputs[a]	Weighted Average of Unobservable Inputs[b]
Common Stock	$159,799	Market	Last traded price — adjusted	Adjustment based on change on proxy index	-13% to +25%	+4%
	23,024	Market	Transaction price	Grey market trade	n/a	n/a

[a]	An increase in the unobservable input may result in a significant increase to value, while a decrease in the unobservable input may result in a significant decrease to value.
[b]	Unobservable inputs are weighted based on the fair value of the investments included in the range.

311

Schedule of Investments (Unaudited)

iSHARES® MSCI EAFE ETF

April 30, 2018

Security	Shares	Value
COMMON STOCKS — 98.42%

AUSTRALIA — 6.55%
AGL Energy Ltd.	3,404,064	$55,836,468
Alumina Ltd.	12,655,109	25,219,143
Amcor Ltd./Australia	6,006,512	62,252,011
AMP Ltd.	14,984,688	45,697,198
APA Group	6,039,817	38,068,937
Aristocrat Leisure Ltd.	2,806,803	56,823,922
ASX Ltd.	996,239	44,090,389
Aurizon Holdings Ltd.	10,568,676	35,899,930
AusNet Services	8,934,999	11,600,680
Australia & New Zealand Banking Group Ltd.	15,178,890	307,526,839
Bank of Queensland Ltd.	1,932,932	14,678,276
Bendigo & Adelaide Bank Ltd.	2,399,513	19,235,706
BGP Holdings PLC[a,b]	33,026,812	399
BHP Billiton Ltd.	16,655,384	389,113,055
BlueScope Steel Ltd.	2,909,032	36,254,012
Boral Ltd.	6,044,420	31,390,886
Brambles Ltd.	8,226,343	61,289,272
Caltex Australia Ltd.	1,348,422	31,573,892
Challenger Ltd./Australia	2,899,116	23,634,687
CIMIC Group Ltd.	518,299	17,758,286
Coca-Cola Amatil Ltd.	2,927,564	20,529,700
Cochlear Ltd.	300,339	43,995,500
Commonwealth Bank of Australia	9,074,399	491,953,178
Computershare Ltd.	2,385,417	30,610,733
Crown Resorts Ltd.	2,009,417	19,657,830
CSL Ltd.	2,343,551	301,371,749
Dexus	5,210,639	37,326,537
Domino’s Pizza Enterprises Ltd.[c]	324,132	10,317,774
Flight Centre Travel Group Ltd.	287,578	12,134,670
Fortescue Metals Group Ltd.	8,075,750	27,797,658
Goodman Group	9,297,347	63,654,165
GPT Group (The)	9,297,467	33,968,041
Harvey Norman Holdings Ltd.[c]	2,797,382	7,432,843
Healthscope Ltd.	8,720,016	15,994,993
Incitec Pivot Ltd.	8,631,502	24,758,850
Insurance Australia Group Ltd.	12,303,510	73,369,679
James Hardie Industries PLC	2,275,640	40,556,460
LendLease Group	2,869,163	38,745,927
Macquarie Group Ltd.	1,672,764	137,241,280
Medibank Pvt Ltd.	14,247,509	31,511,354
Mirvac Group	19,077,443	32,257,350
National Australia Bank Ltd.	13,905,044	303,865,528
Newcrest Mining Ltd.	4,012,308	64,056,784
Oil Search Ltd.	7,071,793	41,851,025
Orica Ltd.	1,938,059	29,083,313
Origin Energy Ltd.[b]	9,063,841	66,707,919
QBE Insurance Group Ltd.	7,055,899	53,048,388
Ramsay Health Care Ltd.	732,143	35,751,442
REA Group Ltd.	281,181	17,162,486
Rio Tinto Ltd.	2,164,779	130,497,854
Santos Ltd.[b]	9,629,356	44,629,920
Scentre Group	27,521,448	83,721,466
Seek Ltd.	1,711,596	25,103,517
Sonic Healthcare Ltd.	2,025,539	36,114,450
South32 Ltd.	26,882,877	75,488,220

Security	Shares	Value
Stockland	12,580,422	$39,314,798
Suncorp Group Ltd.	6,662,792	70,512,282
Sydney Airport	5,735,349	30,868,099
Tabcorp Holdings Ltd.	9,828,222	32,494,478
Telstra Corp. Ltd.	21,549,386	51,727,623
TPG Telecom Ltd.[c]	1,867,130	7,864,466
Transurban Group	11,500,792	100,703,888
Treasury Wine Estates Ltd.	3,808,640	54,825,313
Vicinity Centres	17,211,366	31,700,467
Wesfarmers Ltd.	5,850,028	193,283,593
Westfield Corp.	10,201,559	70,845,924
Westpac Banking Corp.	17,566,401	379,766,196
Woodside Petroleum Ltd.	4,858,373	118,161,743
Woolworths Group Ltd.	6,718,395	141,288,608

		5,133,570,049
AUSTRIA — 0.26%
ANDRITZ AG	382,417	20,588,322
Erste Group Bank AG	1,563,393	76,688,949
OMV AG	779,082	48,476,247
Raiffeisen Bank International AGb	763,141	25,816,740
Voestalpine AG	609,043	32,163,800

		203,734,058
BELGIUM — 1.06%
Ageas	973,284	52,269,692
Anheuser-Busch InBev SA/NV	3,945,643	394,336,432
Colruyt SA	307,987	17,370,080
Groupe Bruxelles Lambert SA	421,625	48,373,293
KBC Group NV	1,296,211	113,384,283
Proximus SADP	791,234	24,310,276
Solvay SA	388,582	54,272,409
Telenet Group Holding NVb	273,491	16,045,760
UCB SA	652,658	49,488,830
Umicore SA	1,063,152	59,420,948

		829,272,003
DENMARK — 1.69%
AP Moller — Maersk A/S Class A	18,400	28,241,590
AP Moller — Maersk A/S Class B NVS	34,532	55,751,598
Carlsberg A/S Class B	558,708	62,641,906
Chr Hansen Holding A/S	515,661	46,928,065
Coloplast A/S Class B	617,550	52,475,201
Danske Bank A/S	3,878,231	135,465,927
DSV A/S	999,475	79,466,581
Genmab A/Sb	301,119	61,135,461
H Lundbeck A/S	363,735	21,175,333
ISS A/S	856,626	30,005,143
Novo Nordisk A/S Class B	9,626,655	455,524,138
Novozymes A/S Class B	1,179,475	55,754,253
Orsted A/Sd	981,600	64,801,693
Pandora A/S	554,239	61,781,338
Tryg A/S	619,274	14,711,982
Vestas Wind Systems A/S	1,120,085	72,690,686
William Demant Holding A/Sb,c	621,816	24,321,474

		1,322,872,369

312

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE ETF

April 30, 2018

Security	Shares	Value
FINLAND — 1.03%
Elisa OYJ	737,877	$32,735,971
Fortum OYJ	2,275,691	52,542,722
Kone OYJ Class B	1,761,219	87,797,303
Metso OYJ	596,819	21,336,648
Neste OYJ	678,278	57,282,702
Nokia OYJ	30,243,390	181,896,336
Nokian Renkaat OYJ	599,741	24,093,172
Orion OYJ Class B	534,739	16,268,075
Sampo OYJ Class A	2,310,512	124,922,267
Stora Enso OYJ Class R	2,875,316	57,094,448
UPM-Kymmene OYJ	2,769,543	99,314,028
Wartsila OYJ Abp	2,307,103	49,198,321

		804,481,993
FRANCE — 10.90%
Accor SA NVS	964,412	54,613,014
Aeroports de Paris NVS	151,402	33,365,300
Air Liquide SA	2,212,657	288,853,381
Airbus SE	3,008,052	353,983,391
Alstom SA NVS	800,408	36,467,546
Amundi SAd	320,590	27,299,485
Arkema SA NVS	347,775	45,589,695
Atos SE	493,597	66,733,083
AXA SA NVS	10,026,959	287,357,484
BioMerieux NVS	211,324	16,749,091
BNP Paribas SA	5,793,009	447,803,030
Bollore SA NVS	4,413,582	21,959,181
Bouygues SA NVS	1,096,913	55,993,483
Bureau Veritas SA NVS	1,345,382	35,191,850
Capgemini SE	835,142	115,028,052
Carrefour SA NVS	2,980,029	61,333,990
Casino Guichard Perrachon SA NVS	291,563	15,133,357
Cie. de Saint-Gobain NVS	2,567,416	134,919,327
Cie. Generale des Etablissements Michelin SCA Class B NVS	881,362	124,109,546
CNP Assurances NVS	874,772	22,448,533
Credit Agricole SA	5,838,324	96,179,369
Danone SA NVS	3,111,629	252,222,712
Dassault Aviation SA NVS	13,013	26,020,403
Dassault Systemes SE NVS	672,771	87,177,247
Edenred NVS	1,133,376	39,026,307
Eiffage SA NVS	376,390	44,884,234
Electricite de France SA NVS	2,975,294	41,878,817
Engie SA NVS	9,401,412	165,270,244
Essilor International Cie Generale d’Optique SA NVS	1,069,236	146,043,667
Eurazeo SA NVS	228,312	20,081,618
Eurofins Scientific SE NVS[c]	60,583	32,777,321
Eutelsat Communications SA	890,334	19,298,075
Faurecia SA NVS	389,767	31,928,120
Fonciere Des Regions	166,431	18,630,231
Gecina SA	247,255	42,898,105
Getlink Registered NVS	2,382,382	33,648,406
Hermes International NVS	162,842	105,416,289
ICADE	189,244	18,828,872

Security	Shares	Value
Iliad SA NVS	137,672	$27,603,329
Imerys SA NVS	177,115	16,177,661
Ingenico Group SA NVS	304,715	26,654,528
Ipsen SA NVS	192,726	31,318,516
JCDecaux SA	376,161	13,461,623
Kering SA NVS	390,443	226,243,132
Klepierre SA	1,141,572	46,784,042
L’Oreal SA	1,299,650	312,241,479
Lagardere SCA NVS	621,795	17,789,654
Legrand SA	1,382,261	107,718,019
LVMH Moet Hennessy Louis Vuitton SE NVS	1,440,082	503,354,834
Natixis SA	4,789,162	39,416,019
Orange SA NVS	10,270,881	187,566,138
Pernod Ricard SA NVS	1,097,968	182,468,905
Peugeot SA NVS	3,034,075	74,854,970
Publicis Groupe SA NVS	1,067,220	79,943,698
Remy Cointreau SA NVS	119,943	16,534,807
Renault SA NVS	994,150	107,909,641
Rexel SA	1,547,897	24,031,660
Safran SA	1,724,391	203,048,948
Sanofi NVS	5,871,581	466,716,904
Schneider Electric SE NVS	2,938,442	267,260,835
SCOR SE	851,254	34,608,504
SEB SA NVS	113,972	21,880,672
SES SA	1,892,802	29,272,091
Societe BIC SA NVS	149,522	15,256,093
Societe Generale SA NVS	3,959,345	217,442,081
Sodexo SA NVS	472,698	46,888,411
STMicroelectronics NV	3,304,401	72,341,836
Suez	1,907,135	27,558,223
Teleperformance NVS	294,998	47,367,737
Thales SA NVS	549,227	69,675,448
TOTAL SA NVS	12,415,425	784,966,122
Ubisoft Entertainment SA NVS[b]	404,413	38,727,349
Unibail-Rodamco SE	515,423	123,861,737
Valeo SA NVS	1,254,887	84,055,557
Veolia Environnement SA NVS	2,466,069	58,562,130
Vinci SA	2,619,831	263,034,605
Vivendi SA NVS	5,365,245	141,897,227
Wendel SA NVS	160,429	24,267,542

		8,547,904,563
GERMANY — 9.03%
1&1 Drillisch AG	276,871	20,104,373
adidas AG	974,383	240,041,047
Allianz SE Registered	2,310,732	548,481,908
Axel Springer SEc	247,867	20,319,226
BASF SE	4,758,241	496,245,355
Bayer AG Registered	4,280,094	513,397,399
Bayerische Motoren Werke AG	1,718,643	192,010,562
Beiersdorf AG	520,108	59,018,777
Brenntag AG	801,195	45,999,515
Commerzbank AGb	5,516,341	71,380,431
Continental AG	570,546	152,480,524
Covestro AGd	839,054	76,598,533
Daimler AG Registered[c]	4,983,726	394,397,402
Deutsche Bank AG Registered	10,691,029	146,813,417
Deutsche Boerse AG	997,641	134,577,236
Deutsche Lufthansa AG Registered	1,216,296	35,518,492

313

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE ETF

April 30, 2018

Security	Shares	Value
Deutsche Post AG Registered	5,030,561	$219,412,926
Deutsche Telekom AG Registered	17,246,090	302,028,174
Deutsche Wohnen SE Bearer	1,834,713	86,761,599
E.ON SE	11,347,258	124,374,847
Evonik Industries AG	856,459	30,505,114
Fraport AG Frankfurt Airport Services Worldwide	217,246	21,103,108
Fresenius Medical Care AG & Co. KGaA	1,119,321	113,977,143
Fresenius SE & Co. KGaA	2,153,855	164,828,805
GEA Group AG	948,324	37,134,225
Hannover Rueck SE	311,216	43,842,878
HeidelbergCement AG	772,097	75,803,153
Henkel AG & Co. KGaA	535,569	63,898,568
HOCHTIEF AG	103,780	19,008,658
HUGO BOSS AG	332,043	31,211,347
Infineon Technologies AG	5,860,204	150,668,667
Innogy SEd	724,707	31,985,321
K+S AG Registered[c]	983,276	28,998,919
KION Group AG	370,340	31,007,906
LANXESS AG	474,729	35,308,800
Linde AGb	956,362	212,665,343
MAN SE	186,551	21,524,821
Merck KGaA	671,783	65,922,032
METRO AGc	908,502	13,188,283
MTU Aero Engines AG	269,574	46,574,975
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Registered	802,642	184,204,302
OSRAM Licht AG	517,701	29,879,466
ProSiebenSat.1 Media SEc	1,200,988	43,676,090
QIAGEN NVb	1,118,503	36,879,012
RTL Group SA	205,424	16,939,182
RWE AG	2,688,259	64,553,060
SAP SE	5,099,124	569,377,270
Siemens AG Registered	3,959,706	505,393,815
Siemens Healthineers AGb,d	772,135	30,118,450
Symrise AG	641,897	52,038,702
Telefonica Deutschland Holding AG	3,802,854	18,199,233
thyssenkrupp AG	2,257,664	58,918,495
Uniper SE	1,028,695	31,904,437
United Internet AG Registered[e]	647,207	42,053,543
Volkswagen AG	169,105	34,610,545
Vonovia SE	2,504,193	125,893,730
Wirecard AG	608,291	83,121,349
Zalando SEb,d	587,795	30,359,918

		7,077,240,408
HONG KONG — 3.59%
AIA Group Ltd.	62,322,800	561,427,319
ASM Pacific Technology Ltd.[c]	1,543,800	21,244,277
Bank of East Asia Ltd. (The)[c]	6,175,840	27,226,970
BOC Hong Kong Holdings Ltd.	19,003,500	98,912,876
CK Asset Holdings Ltd.	13,643,684	118,300,602
CK Hutchison Holdings Ltd.	13,800,184	163,704,919
CK Infrastructure Holdings Ltd.	3,397,292	26,881,385
CLP Holdings Ltd.	8,762,500	90,994,011
First Pacific Co. Ltd./Hong Kong	11,060,250	5,693,423
Galaxy Entertainment Group Ltd.	12,293,000	108,703,749
Hang Lung Group Ltd.	5,193,000	15,747,893

Security	Shares	Value
Hang Lung Properties Ltd.	11,299,000	$26,835,710
Hang Seng Bank Ltd.	3,965,400	100,849,723
Henderson Land Development Co. Ltd.	6,405,095	40,846,686
HK Electric Investments & HK Electric Investments Ltd.[c,d]	13,496,000	12,553,219
HKT Trust & HKT Ltd.	18,947,440	24,963,085
Hong Kong & China Gas Co. Ltd.	42,510,938	89,049,128
Hong Kong Exchanges & Clearing Ltd.[c]	6,231,800	204,226,287
Hongkong Land Holdings Ltd.	6,155,500	44,627,375
Hysan Development Co. Ltd.	3,293,797	19,242,582
Jardine Matheson Holdings Ltd.	1,104,000	67,045,920
Jardine Strategic Holdings Ltd.	1,270,300	48,271,400
Kerry Properties Ltd.	3,124,000	15,006,505
Kingston Financial Group Ltd.[c]	21,494,000	10,982,186
Li & Fung Ltd.	29,790,400	15,069,332
Link REIT	11,401,258	101,108,853
Melco Resorts & Entertainment Ltd. ADR	1,288,012	40,198,855
MGM China Holdings Ltd.[c]	4,708,800	13,019,585
Minth Group Ltd.	3,680,000	17,583,538
MTR Corp. Ltd.	7,606,000	42,884,146
New World Development Co. Ltd.	30,572,132	45,186,727
NWS Holdings Ltd.	7,390,000	14,613,806
PCCW Ltd.	21,622,000	13,416,894
Power Assets Holdings Ltd.	7,003,500	52,158,707
Sands China Ltd.	12,567,600	73,260,625
Shangri-La Asia Ltd.	6,958,666	13,672,173
Sino Land Co. Ltd.	14,720,000	25,470,341
SJM Holdings Ltd.[c]	11,247,000	11,349,822
Sun Hung Kai Properties Ltd.	7,360,000	118,911,605
Swire Pacific Ltd. Class A	2,746,000	27,291,180
Swire Properties Ltd.	6,205,055	22,098,084
Techtronic Industries Co. Ltd.	6,806,533	40,241,217
WH Group Ltd.[d]	44,056,000	45,974,407
Wharf Holdings Ltd. (The)	6,246,912	20,894,013
Wharf Real Estate Investment Co. Ltd.	6,231,912	46,849,018
Wheelock & Co. Ltd.	3,770,000	28,125,187
Wynn Macau Ltd.	8,231,600	30,783,609
Yue Yuen Industrial Holdings Ltd.	3,669,000	10,448,463

		2,813,947,417
IRELAND — 0.45%
AIB Group PLC	4,160,255	24,840,554
Bank of Ireland Group PLC	4,803,579	43,237,423
CRH PLC	4,293,895	153,094,369
Irish Bank Resolution Corp. Ltd.[a,b]	3,570,811	43
Kerry Group PLC Class A	822,137	83,934,304
Paddy Power Betfair PLC	414,494	41,039,853
Ryanair Holdings PLC[b]	173,066	3,243,113
Ryanair Holdings PLC ADR NVS[b]	62,082	6,827,158

		356,216,817
ISRAEL — 0.44%
Azrieli Group Ltd.	216,489	9,934,221
Bank Hapoalim BM	5,417,146	37,129,109
Bank Leumi Le-Israel BM	7,393,628	43,771,166
Bezeq The Israeli Telecommunication Corp. Ltd.	10,465,031	13,211,087
Check Point Software Technologies Ltd.[b,c]	687,191	66,320,803
Elbit Systems Ltd.	119,277	13,807,741
Frutarom Industries Ltd.	197,714	18,986,127

314

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE ETF

April 30, 2018

Security	Shares	Value
Israel Chemicals Ltd.	3,619,373	$16,276,566
Mizrahi Tefahot Bank Ltd.	700,391	12,830,476
Nice Ltd.[b]	311,844	29,590,467
Teva Pharmaceutical Industries Ltd. ADR NVS[c]	4,722,910	84,917,922

		346,775,685
ITALY — 2.51%
Assicurazioni Generali SpA	6,449,170	130,436,119
Atlantia SpA	2,354,707	78,236,274
CNH Industrial NV	5,275,405	65,267,105
Davide Campari-Milano SpA NVS	2,967,850	22,303,392
Enel SpA	41,805,856	266,085,663
Eni SpA	13,142,381	257,233,577
EXOR NV	565,848	42,072,262
Ferrari NV	639,634	78,864,788
Fiat Chrysler Automobiles NVb	5,570,586	124,983,124
Intesa Sanpaolo SpA	69,745,502	266,029,241
Leonardo SpA	1,948,327	22,621,626
Luxottica Group SpA	880,349	55,053,854
Mediobanca Banca di Credito Finanziario SpA	3,134,657	38,119,079
Poste Italiane SpA[d]	2,824,441	27,661,625
Prysmian SpA	1,059,743	31,215,683
Recordati SpA	531,554	19,041,917
Snam SpA	11,703,166	56,346,933
Telecom Italia SpA/Milano[b]	59,433,754	58,753,159
Tenaris SA	2,420,249	45,528,910
Terna Rete Elettrica Nazionale SpA	7,224,072	43,439,848
UniCredit SpA	10,362,885	225,042,220
UnipolSai Assicurazioni SpA[c]	5,125,681	13,810,043

		1,968,146,442
JAPAN — 24.05%
ABC-Mart Inc.	169,300	11,155,157
Acom Co. Ltd.[c]	2,250,370	10,200,443
Aeon Co. Ltd.	3,299,900	65,967,843
AEON Financial Service Co. Ltd.	552,090	12,946,429
Aeon Mall Co. Ltd.	552,910	11,207,260
Air Water Inc.	730,200	14,106,857
Aisin Seiki Co. Ltd.	941,700	51,119,013
Ajinomoto Co. Inc.	2,905,800	53,269,681
Alfresa Holdings Corp.	920,000	20,312,726
Alps Electric Co. Ltd.	1,052,500	23,353,621
Amada Holdings Co. Ltd.	1,705,300	20,524,378
ANA Holdings Inc.	552,000	21,893,352
Aozora Bank Ltd.	552,000	22,322,138
Asahi Glass Co. Ltd.	1,034,900	42,937,592
Asahi Group Holdings Ltd.	1,983,200	100,333,518
Asahi Kasei Corp.	6,569,800	90,509,239
Asics Corp.	830,600	15,727,697
Astellas Pharma Inc.	10,799,150	158,446,747
Bandai Namco Holdings Inc.	1,057,800	35,912,515
Bank of Kyoto Ltd. (The)	324,500	19,513,000
Benesse Holdings Inc.	368,000	13,418,506
Bridgestone Corp.	3,312,000	138,896,669
Brother Industries Ltd.	1,224,800	26,370,837

Security	Shares	Value
Calbee Inc.[c]	372,500	$12,561,343
Canon Inc.	5,525,700	191,385,908
Casio Computer Co. Ltd.	1,139,000	16,997,825
Central Japan Railway Co.	736,000	147,771,716
Chiba Bank Ltd. (The)	3,637,400	29,385,073
Chubu Electric Power Co. Inc.	3,335,600	52,232,585
Chugai Pharmaceutical Co. Ltd.	1,143,700	60,412,026
Chugoku Electric Power Co. Inc. (The)	1,474,300	18,458,223
Coca-Cola Bottlers Japan Holdings Inc.	627,700	27,018,204
Concordia Financial Group Ltd.	6,229,400	36,263,448
Credit Saison Co. Ltd.	730,200	13,099,224
CYBERDYNE Inc.[b,c]	559,200	7,159,600
Dai Nippon Printing Co. Ltd.	1,453,500	31,321,480
Dai-ichi Life Holdings Inc.	5,550,652	110,277,518
Daicel Corp.	1,502,500	17,383,276
Daifuku Co. Ltd.	534,900	28,743,084
Daiichi Sankyo Co. Ltd.	2,951,595	101,151,302
Daikin Industries Ltd.	1,288,700	150,804,693
Daito Trust Construction Co. Ltd.	364,400	60,791,611
Daiwa House Industry Co. Ltd.	2,926,500	107,244,825
Daiwa House REIT Investment Corp.	7,376	17,593,201
Daiwa Securities Group Inc.	8,385,000	51,547,539
DeNA Co. Ltd.	551,200	10,502,646
Denso Corp.	2,456,100	129,196,359
Dentsu Inc.	1,104,000	52,261,549
Disco Corp.	159,500	28,102,902
Don Quijote Holdings Co. Ltd.	567,000	30,571,624
East Japan Railway Co.	1,685,500	161,580,032
Eisai Co. Ltd.	1,288,000	86,455,198
Electric Power Development Co. Ltd.	736,000	20,030,231
FamilyMart UNY Holdings Co. Ltd.	407,500	39,586,246
FANUC Corp.	981,600	211,345,634
Fast Retailing Co. Ltd.	270,700	119,263,852
Fuji Electric Co. Ltd.	2,850,000	20,419,465
FUJIFILM Holdings Corp.	2,139,500	86,127,462
Fujitsu Ltd.	10,230,000	62,254,119
Fukuoka Financial Group Inc.	4,066,000	21,774,512
Hachijuni Bank Ltd. (The)	1,983,200	10,493,697
Hakuhodo DY Holdings Inc.	1,224,820	17,136,846
Hamamatsu Photonics KK	738,600	28,484,277
Hankyu Hanshin Holdings Inc.	1,214,600	47,895,810
Hikari Tsushin Inc.	123,100	19,979,493
Hino Motors Ltd.	1,341,400	16,389,781
Hirose Electric Co. Ltd.	178,048	25,090,246
Hisamitsu Pharmaceutical Co. Inc.	347,200	27,065,259
Hitachi Chemical Co. Ltd.	524,700	11,536,927
Hitachi Construction Machinery Co. Ltd.	552,000	20,102,536
Hitachi High-Technologies Corp.	347,200	16,213,772
Hitachi Ltd.	24,561,000	179,923,213
Hitachi Metals Ltd.	1,170,500	13,435,211
Honda Motor Co. Ltd.	8,895,900	306,244,965
Hoshizaki Corp.	231,700	21,534,284
Hoya Corp.	2,016,900	108,047,227
Hulic Co. Ltd.	1,576,600	16,958,265
Idemitsu Kosan Co. Ltd.	703,100	27,532,863
IHI Corp.	736,000	24,146,584
Iida Group Holdings Co. Ltd.	784,480	15,349,067
Inpex Corp.	4,973,743	63,748,454
Isetan Mitsukoshi Holdings Ltd.	1,705,300	18,981,544
Isuzu Motors Ltd.	2,944,100	45,039,282

315

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE ETF

April 30, 2018

Security	Shares	Value
ITOCHU Corp.	7,827,300	$156,939,422
J Front Retailing Co. Ltd.	1,224,800	19,867,672
Japan Airlines Co. Ltd.	623,800	24,570,053
Japan Airport Terminal Co. Ltd.	189,200	7,772,027
Japan Exchange Group Inc.	2,735,200	50,742,116
Japan Post Bank Co. Ltd.	2,025,100	27,538,029
Japan Post Holdings Co. Ltd.	8,281,900	100,661,887
Japan Prime Realty Investment Corp.	3,702	13,431,062
Japan Real Estate Investment Corp.	6,971	36,184,857
Japan Retail Fund Investment Corp.	12,672	23,740,096
Japan Tobacco Inc.	5,654,900	151,753,382
JFE Holdings Inc.	2,761,475	56,895,091
JGC Corp.	1,162,600	28,527,128
JSR Corp.	1,050,200	19,818,716
JTEKT Corp.	1,159,900	18,814,919
JXTG Holdings Inc.	16,449,250	107,391,768
Kajima Corp.	4,404,000	42,460,315
Kakaku.com Inc.	730,200	13,953,376
Kamigumi Co. Ltd.	552,000	12,460,041
Kaneka Corp.	1,176,000	11,617,601
Kansai Electric Power Co. Inc. (The)	3,739,300	52,283,564
Kansai Paint Co. Ltd.	1,131,900	25,487,792
Kao Corp.	2,562,600	183,954,517
Kawasaki Heavy Industries Ltd.	736,000	24,684,670
KDDI Corp.	9,359,800	251,219,855
Keihan Holdings Co. Ltd.	423,000	13,684,441
Keikyu Corp.	1,302,500	23,889,582
Keio Corp.	555,500	25,433,448
Keisei Electric Railway Co. Ltd.	757,300	24,706,977
Keyence Corp.	503,646	308,240,097
Kikkoman Corp.	736,000	31,915,193
Kintetsu Group Holdings Co. Ltd.	920,000	37,455,792
Kirin Holdings Co. Ltd.	4,485,200	125,958,598
Kobe Steel Ltd.	1,579,800	16,343,008
Koito Manufacturing Co. Ltd.	552,000	37,077,450
Komatsu Ltd.	4,745,400	162,625,086
Konami Holdings Corp.	496,500	24,410,966
Konica Minolta Inc.	2,450,900	21,054,110
Kose Corp.[c]	169,300	31,330,363
Kubota Corp.	5,612,900	94,869,167
Kuraray Co. Ltd.	1,876,000	31,236,664
Kurita Water Industries Ltd.	521,200	16,908,933
Kyocera Corp.	1,656,000	105,905,305
Kyowa Hakko Kirin Co. Ltd.	1,398,900	30,349,450
Kyushu Electric Power Co. Inc.	2,352,300	29,063,830
Kyushu Financial Group Inc.	1,830,600	9,000,345
Kyushu Railway Co.	736,000	23,608,499
Lawson Inc.	294,200	19,438,574
LINE Corp.[b,c]	198,200	7,236,089
Lion Corp.	1,146,100	24,739,211
LIXIL Group Corp.	1,357,080	30,421,908
M3 Inc.	1,134,700	42,982,239
Mabuchi Motor Co. Ltd.	270,300	13,635,422
Makita Corp.	1,225,800	55,114,791
Marubeni Corp.	8,609,100	64,844,599
Marui Group Co. Ltd.	1,119,700	23,279,118
Maruichi Steel Tube Ltd.	188,600	6,454,713

Security	Shares	Value
Mazda Motor Corp.	2,879,500	$40,038,010
McDonald’s Holdings Co. Japan Ltd.	347,200	16,245,501
Mebuki Financial Group Inc.	5,562,190	21,603,205
Medipal Holdings Corp.	1,038,400	22,310,061
MEIJI Holdings Co. Ltd.	598,604	48,030,552
MINEBEA MITSUMI Inc.	1,980,300	39,759,827
MISUMI Group Inc.	1,413,200	39,131,789
Mitsubishi Chemical Holdings Corp.	7,224,200	68,627,424
Mitsubishi Corp.	7,843,600	216,975,803
Mitsubishi Electric Corp.	10,056,500	154,443,210
Mitsubishi Estate Co. Ltd.	6,486,800	118,709,774
Mitsubishi Gas Chemical Co. Inc.	920,000	21,641,124
Mitsubishi Heavy Industries Ltd.	1,653,100	65,353,535
Mitsubishi Materials Corp.	598,400	18,265,077
Mitsubishi Motors Corp.	3,613,400	26,945,711
Mitsubishi Tanabe Pharma Corp.	1,134,500	21,606,562
Mitsubishi UFJ Financial Group Inc.	62,075,380	415,934,829
Mitsubishi UFJ Lease & Finance Co. Ltd.	2,237,800	14,254,024
Mitsui & Co. Ltd.	8,905,200	160,851,065
Mitsui Chemicals Inc.	920,000	26,399,817
Mitsui Fudosan Co. Ltd.	4,627,800	118,903,904
Mitsui OSK Lines Ltd.	552,000	16,369,568
Mixi Inc.	208,800	6,888,444
Mizuho Financial Group Inc.	127,880,060	231,861,128
MS&AD Insurance Group Holdings Inc.	2,465,488	82,734,950
Murata Manufacturing Co. Ltd.	963,100	121,900,251
Nabtesco Corp.	552,000	19,951,199
Nagoya Railroad Co. Ltd.	1,027,900	26,969,165
NEC Corp.	1,407,000	38,638,657
Nexon Co. Ltd.[b]	2,037,500	29,661,755
NGK Insulators Ltd.	1,446,200	26,591,313
NGK Spark Plug Co. Ltd.	892,200	22,992,954
NH Foods Ltd.	443,800	19,406,744
Nidec Corp.	1,201,400	188,183,651
Nikon Corp.	1,752,500	30,557,642
Nintendo Co. Ltd.	574,900	242,569,184
Nippon Building Fund Inc.	7,302	41,039,342
Nippon Electric Glass Co. Ltd.	421,900	12,164,446
Nippon Express Co. Ltd.	440,700	33,306,731
Nippon Paint Holdings Co. Ltd.[c]	800,900	32,789,874
Nippon Prologis REIT Inc.	9,221	19,406,866
Nippon Steel & Sumitomo Metal Corp.	3,892,935	84,849,440
Nippon Telegraph & Telephone Corp.	3,511,500	167,030,912
Nippon Yusen KK	794,700	16,950,695
Nissan Chemical Industries Ltd.	692,100	30,833,790
Nissan Motor Co. Ltd.	12,075,300	127,070,669
Nisshin Seifun Group Inc.	1,110,597	24,287,490
Nissin Foods Holdings Co. Ltd.	347,200	25,542,244
Nitori Holdings Co. Ltd.	398,300	67,266,018
Nitto Denko Corp.	829,300	61,766,461
NOK Corp.	490,800	10,091,844
Nomura Holdings Inc.	18,844,100	108,854,061
Nomura Real Estate Holdings Inc.	622,700	15,467,202
Nomura Real Estate Master Fund Inc.	19,672	27,451,811
Nomura Research Institute Ltd.	626,557	32,351,355
NSK Ltd.	2,165,200	29,086,991
NTT Data Corp.	3,111,455	33,524,381
NTT DOCOMO Inc.	7,123,117	184,546,828
Obayashi Corp.	3,315,000	38,231,940
Obic Co. Ltd.	347,200	29,095,947

316

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE ETF

April 30, 2018

Security	Shares	Value
Odakyu Electric Railway Co. Ltd.	1,620,700	$34,968,907
Oji Holdings Corp.	4,404,000	30,989,993
Olympus Corp.	1,475,200	55,071,437
Omron Corp.	996,500	54,093,763
Ono Pharmaceutical Co. Ltd.	2,186,500	50,643,676
Oracle Corp. Japan	184,000	15,133,653
Oriental Land Co. Ltd./Japan	1,104,000	110,122,550
ORIX Corp.	6,848,700	120,419,454
Osaka Gas Co. Ltd.	1,929,200	41,501,821
Otsuka Corp.	473,800	22,082,522
Otsuka Holdings Co. Ltd.	2,016,900	105,651,093
Panasonic Corp.	11,490,468	171,372,573
Park24 Co. Ltd.	552,000	15,638,108
Persol Holdings Co. Ltd.	920,500	21,896,838
Pola Orbis Holdings Inc.	443,400	19,368,992
Rakuten Inc.	5,006,100	35,693,482
Recruit Holdings Co. Ltd.	5,722,400	132,149,918
Renesas Electronics Corp.[b]	3,435,100	36,038,335
Resona Holdings Inc.	11,960,000	68,049,312
Ricoh Co. Ltd.	3,734,200	36,548,578
Rinnai Corp.	169,500	16,868,677
Rohm Co. Ltd.	509,200	47,557,907
Ryohin Keikaku Co. Ltd.	127,800	43,855,517
Sankyo Co. Ltd.	274,100	9,631,387
Santen Pharmaceutical Co. Ltd.	1,877,300	31,652,899
SBI Holdings Inc./Japan	1,093,580	27,653,058
Secom Co. Ltd.	1,057,800	79,287,874
Sega Sammy Holdings Inc.	989,338	16,238,072
Seibu Holdings Inc.	1,200,800	20,290,420
Seiko Epson Corp.	1,537,000	28,864,839
Sekisui Chemical Co. Ltd.	2,173,600	38,535,837
Sekisui House Ltd.	3,051,700	55,902,515
Seven & i Holdings Co. Ltd.	3,939,880	173,005,469
Seven Bank Ltd.	3,403,500	11,446,086
Sharp Corp./Japan[c]	757,800	22,264,812
Shimadzu Corp.	1,288,000	35,029,363
Shimamura Co. Ltd.	119,200	13,888,965
Shimano Inc.	390,400	51,874,946
Shimizu Corp.	2,777,500	27,514,828
Shin-Etsu Chemical Co. Ltd.	2,016,900	202,841,988
Shinsei Bank Ltd.	909,200	14,191,580
Shionogi & Co. Ltd.	1,507,300	77,606,838
Shiseido Co. Ltd.	1,977,900	128,552,203
Shizuoka Bank Ltd. (The)	2,834,500	28,804,789
Showa Shell Sekiyu KK	1,054,000	14,900,964
SMC Corp./Japan	290,700	110,833,941
SoftBank Group Corp.	4,263,000	331,183,578
Sohgo Security Services Co. Ltd.	371,000	18,342,335
Sompo Holdings Inc.	1,804,250	75,682,042
Sony Corp.	6,522,800	321,892,803
Sony Financial Holdings Inc.	873,000	15,948,156
Stanley Electric Co. Ltd.	766,600	27,777,647
Start Today Co. Ltd.	986,900	28,499,922
Subaru Corp.	3,128,000	105,167,119
Sumco Corp.	1,226,100	30,275,734
Sumitomo Chemical Co. Ltd.	7,708,000	44,307,352
Sumitomo Corp.	6,184,600	111,314,322

Security	Shares	Value
Sumitomo Dainippon Pharma Co. Ltd.	859,400	$15,668,293
Sumitomo Electric Industries Ltd.	3,961,400	60,801,200
Sumitomo Heavy Industries Ltd.	552,000	21,136,669
Sumitomo Metal Mining Co. Ltd.	1,216,000	52,207,156
Sumitomo Mitsui Financial Group Inc.	6,928,200	288,081,426
Sumitomo Mitsui Trust Holdings Inc.	1,679,660	71,315,516
Sumitomo Realty & Development Co. Ltd.	1,857,000	73,804,825
Sumitomo Rubber Industries Ltd.	873,000	15,613,077
Sundrug Co. Ltd.	368,000	18,933,882
Suntory Beverage & Food Ltd.	697,100	34,337,391
Suruga Bank Ltd.	868,000	11,803,372
Suzuken Co. Ltd./Aichi Japan	373,924	16,094,878
Suzuki Motor Corp.	1,793,200	96,538,645
Sysmex Corp.	770,600	68,169,139
T&D Holdings Inc.	2,725,800	46,308,085
Taiheiyo Cement Corp.	678,600	25,705,250
Taisei Corp.	1,034,900	55,894,530
Taisho Pharmaceutical Holdings Co. Ltd.	184,400	17,677,459
Taiyo Nippon Sanso Corp.	734,200	10,889,711
Takashimaya Co. Ltd.	1,695,000	14,560,658
Takeda Pharmaceutical Co. Ltd.	3,654,000	154,307,827
TDK Corp.	620,500	53,586,703
Teijin Ltd.	1,053,700	19,846,248
Terumo Corp.	1,656,000	93,828,650
THK Co. Ltd.	623,700	21,830,212
Tobu Railway Co. Ltd.	1,027,900	32,783,834
Toho Co. Ltd./Tokyo	552,000	18,463,057
Toho Gas Co. Ltd.	368,000	11,165,273
Tohoku Electric Power Co. Inc.	2,280,200	29,402,442
Tokio Marine Holdings Inc.	3,472,100	164,109,675
Tokyo Electric Power Co. Holdings Inc.[b]	7,991,300	38,048,593
Tokyo Electron Ltd.	807,000	155,278,821
Tokyo Gas Co. Ltd.	2,074,800	55,593,453
Tokyo Tatemono Co. Ltd.	1,089,700	16,600,684
Tokyu Corp.	2,830,500	47,621,206
Tokyu Fudosan Holdings Corp.	2,579,400	20,319,331
Toppan Printing Co. Ltd.	2,815,000	23,564,451
Toray Industries Inc.	7,819,000	73,027,352
Toshiba Corp.[b]	33,120,000	88,683,208
Tosoh Corp.	1,509,000	26,780,699
TOTO Ltd.	748,600	42,483,948
Toyo Seikan Group Holdings Ltd.	794,700	12,513,302
Toyo Suisan Kaisha Ltd.	380,500	14,987,023
Toyoda Gosei Co. Ltd.	285,000	7,224,949
Toyota Industries Corp.	832,700	49,235,266
Toyota Motor Corp.	13,452,764	882,835,717
Toyota Tsusho Corp.	1,124,000	40,419,831
Trend Micro Inc./Japan	552,000	33,092,255
Tsuruha Holdings Inc.	184,000	26,450,263
Unicharm Corp.	2,167,600	60,912,680
United Urban Investment Corp.	16,067	24,638,269
USS Co. Ltd.	1,134,580	23,858,063
West Japan Railway Co.	834,000	59,067,855
Yahoo Japan Corp.[c]	7,905,422	32,510,303
Yakult Honsha Co. Ltd.	573,900	40,908,568
Yamada Denki Co. Ltd.[c]	3,522,850	18,479,469
Yamaguchi Financial Group Inc.	1,282,000	16,027,197
Yamaha Corp.	873,000	42,203,975
Yamaha Motor Co. Ltd.	1,489,500	47,642,221
Yamato Holdings Co. Ltd.	1,840,200	47,381,892

317

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE ETF

April 30, 2018

Security	Shares	Value
Yamazaki Baking Co. Ltd.	727,300	$15,938,455
Yaskawa Electric Corp.[c]	1,288,000	52,614,668
Yokogawa Electric Corp.	1,224,800	27,020,034
Yokohama Rubber Co. Ltd. (The)	663,900	15,683,633

		18,852,583,533
NETHERLANDS — 3.68%
ABN AMRO Group NV CVA[d]	2,182,948	67,861,236
Aegon NV	9,177,467	67,549,372
AerCap Holdings NVb,c	718,807	37,471,409
Akzo Nobel NV	1,306,218	118,205,061
Altice NV Class Ab,c	2,811,573	26,964,914
ArcelorMittal[b]	3,453,684	117,233,093
ASML Holding NV	2,005,600	381,648,419
Boskalis Westminster[c]	469,716	13,943,734
Heineken Holding NV	592,505	60,275,761
Heineken NV	1,339,528	141,287,789
ING Groep NV	20,059,681	338,723,636
Koninklijke Ahold Delhaize NV	6,601,392	159,555,826
Koninklijke DSM NV	940,443	97,512,340
Koninklijke KPN NV	17,487,423	54,447,610
Koninklijke Philips NV	4,847,785	206,228,158
Koninklijke Vopak NV	375,723	18,566,484
NN Group NV	1,574,917	75,522,674
NXP Semiconductors NVb	1,779,914	186,712,979
Randstad NV	618,049	39,860,254
RELX NV	5,009,516	106,614,679
Unilever NV CVA	8,433,886	483,506,739
Wolters Kluwer NV	1,560,615	84,528,489

		2,884,220,656
NEW ZEALAND — 0.16%
Auckland International Airport Ltd.	4,806,936	21,608,849
Fisher & Paykel Healthcare Corp. Ltd.	2,914,939	26,186,791
Fletcher Building Ltd.	4,413,438	19,622,260
Mercury NZ Ltd.	3,512,708	7,895,422
Meridian Energy Ltd.	6,412,322	13,283,279
Ryman Healthcare Ltd.[c]	1,937,102	14,467,749
Spark New Zealand Ltd.	9,411,512	22,944,475

		126,008,825
NORWAY — 0.68%
DNB ASA	5,069,474	95,268,978
Gjensidige Forsikring ASA	1,046,664	16,618,899
Marine Harvest ASA	2,325,275	50,693,323
Norsk Hydro ASA	7,008,990	43,797,985
Orkla ASA	4,195,071	38,928,684
Schibsted ASA Class B	475,192	12,812,407
Statoil ASA	5,969,308	153,124,139
Telenor ASA	3,879,576	86,104,107
Yara International ASA	920,948	38,971,099

		536,319,621

Security	Shares	Value
PORTUGAL — 0.15%
EDP — Energias de Portugal SA	12,254,981	$45,544,670
Galp Energia SGPS SA	2,591,287	49,826,542
Jeronimo Martins SGPS SA	1,364,610	23,972,402

		119,343,614
SINGAPORE — 1.39%
Ascendas REIT	13,097,556	26,411,748
CapitaLand Commercial Trust	13,158,652	18,087,494
CapitaLand Ltd.	13,634,500	38,718,870
CapitaLand Mall Trust	13,455,500	21,340,999
City Developments Ltd.	2,240,200	21,436,754
ComfortDelGro Corp. Ltd.	11,380,800	19,339,753
DBS Group Holdings Ltd.	9,249,200	215,433,955
Genting Singapore PLC	31,583,600	27,908,925
Golden Agri-Resources Ltd.	35,775,394	9,321,786
Hutchison Port Holdings Trust	27,551,700	9,229,819
Jardine Cycle & Carriage Ltd.	536,654	13,886,006
Keppel Corp. Ltd.	7,575,000	46,855,670
Oversea-Chinese Banking Corp. Ltd.	16,362,298	170,537,149
SATS Ltd.	3,532,800	14,781,702
Sembcorp Industries Ltd.	5,152,100	11,945,883
Singapore Airlines Ltd.	2,966,900	24,379,647
Singapore Exchange Ltd.	4,131,200	24,087,356
Singapore Press Holdings Ltd.[c]	6,794,750	13,958,476
Singapore Technologies Engineering Ltd.	8,281,200	21,828,019
Singapore Telecommunications Ltd.	42,881,985	114,002,181
StarHub Ltd.	2,978,100	5,105,764
Suntec REIT	12,716,600	18,824,467
United Overseas Bank Ltd.[c]	6,902,400	157,122,719
UOL Group Ltd.	2,456,100	16,342,465
Wilmar International Ltd.	8,390,800	20,659,347
Yangzijiang Shipbuilding Holdings Ltd.	12,510,200	11,054,669

		1,092,601,623
SPAIN — 3.21%
Abertis Infraestructuras SA	3,588,040	79,158,333
ACS Actividades de Construccion y Servicios SA	1,293,883	54,761,298
Aena SME SAd	351,931	72,752,198
Amadeus IT Group SA	2,272,430	166,654,787
Banco Bilbao Vizcaya Argentaria SA	34,419,049	279,867,533
Banco de Sabadell SA	27,551,077	54,141,619
Banco Santander SA	83,457,444	541,776,931
Bankia SA	6,372,766	28,080,338
Bankinter SA	3,578,487	37,528,202
CaixaBank SA	18,600,709	90,769,917
Enagas SA	1,074,479	31,338,181
Endesa SA	1,682,328	39,371,221
Ferrovial SA	2,527,931	54,167,027
Gas Natural SDG SA	1,863,617	47,081,391
Grifols SA	1,569,030	44,264,618
Iberdrola SA	29,934,626	232,047,439
Industria de Diseno Textil SA	5,646,923	175,886,848
International Consolidated Airlines Group SA	3,442,547	29,830,377
Mapfre SA	5,640,370	19,653,569
Red Electrica Corp. SA	2,273,043	47,455,874

318

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE ETF

April 30, 2018

Security	Shares	Value
Repsol SA	6,463,452	$123,774,843
Siemens Gamesa Renewable Energy SAc	1,236,481	21,310,705
Telefonica SA	24,126,564	245,819,406

		2,517,492,655
SWEDEN — 2.53%
Alfa Laval AB	1,548,089	38,547,292
Assa Abloy AB Class B	5,179,818	109,129,873
Atlas Copco AB Class A	3,472,411	136,664,374
Atlas Copco AB Class B	2,018,691	72,107,652
Boliden AB	1,424,570	49,663,609
Electrolux AB Series B	1,238,333	32,760,657
Essity AB Class B	3,138,865	80,060,265
Getinge AB Class B	1,173,817	10,963,502
Hennes & Mauritz AB Class B	4,918,322	84,280,339
Hexagon AB Class B	1,356,695	78,828,899
Husqvarna AB Class B	2,098,442	20,266,778
ICA Gruppen ABc	411,449	12,823,957
Industrivarden AB Class C	825,739	17,486,627
Investor AB Class B	2,355,974	103,233,860
Kinnevik AB Class B	1,209,649	43,872,778
L E Lundbergforetagen AB Class B	192,977	13,132,942
Lundin Petroleum ABb	972,318	26,935,310
Millicom International Cellular SA SDR	343,710	22,958,554
Nordea Bank AB	15,707,524	160,578,577
Sandvik AB	5,847,379	100,321,040
Securitas AB Class B	1,609,757	26,144,972
Skandinaviska Enskilda Banken AB Class A	7,901,007	74,554,853
Skanska AB Class B	1,758,988	34,463,530
SKF AB Class B	1,985,428	40,432,970
Svenska Handelsbanken AB Class A	7,939,248	88,990,770
Swedbank AB Class A	4,682,196	102,260,703
Swedish Match AB	933,474	42,066,654
Tele2 AB Class B	1,859,128	24,241,175
Telefonaktiebolaget LM Ericsson Class B	15,831,730	121,685,034
Telia Co. AB	14,568,606	71,951,551
Volvo AB Class B	8,077,202	137,838,103

		1,979,247,200
SWITZERLAND — 7.48%
ABB Ltd. Registered	9,543,352	224,050,410
Adecco Group AG Registered	851,897	56,747,235
Baloise Holding AG Registered	249,501	39,747,760
Barry Callebaut AG Registered	11,812	21,323,410
Chocoladefabriken Lindt & Spruengli AG Participation Certificates NVS	5,512	35,525,366
Chocoladefabriken Lindt & Spruengli AG Registered	495	37,703,808
Cie. Financiere Richemont SA Registered	2,702,221	258,129,122
Clariant AG Registered	1,187,108	27,594,055
Credit Suisse Group AG Registered	12,552,031	212,962,280
Dufry AG Registered[b,c]	180,438	25,674,000
EMS-Chemie Holding AG Registered	43,309	26,906,794
Geberit AG Registered	193,478	82,988,947
Givaudan SA Registered	47,531	106,547,418
Julius Baer Group Ltd.	1,172,983	70,196,498
Kuehne + Nagel International AG Registered	285,795	44,750,202

Security	Shares	Value
LafargeHolcim Ltd. Registered	2,366,320	$132,336,070
Lonza Group AG Registered	388,062	95,731,630
Nestle SA Registered	16,095,007	1,251,635,154
Novartis AG Registered	11,516,200	892,304,819
Pargesa Holding SA Bearer	187,252	17,620,491
Partners Group Holding AG	91,006	66,790,443
Roche Holding AG NVS	3,633,748	810,701,329
Schindler Holding AG Participation Certificates NVS	212,827	44,203,688
Schindler Holding AG Registered	104,111	20,939,994
SGS SA Registered	28,079	68,559,393
Sika AG Bearer	11,040	80,633,599
Sonova Holding AG Registered	273,431	45,355,460
Straumann Holding AG Registered	53,632	36,706,415
Swatch Group AG (The) Bearer	163,864	79,208,934
Swatch Group AG (The) Registered	266,951	23,906,663
Swiss Life Holding AG Registered	168,167	59,204,162
Swiss Prime Site AG Registered	367,213	34,517,799
Swiss Re AG	1,631,451	156,008,841
Swisscom AG Registered	135,499	65,292,477
UBS Group AG Registered	18,903,570	320,247,367
Vifor Pharma AG	249,729	39,670,558
Zurich Insurance Group AG	783,366	251,335,530

		5,863,758,121
UNITED KINGDOM — 17.58%
3i Group PLC	5,005,621	64,918,526
Admiral Group PLC	1,095,178	30,063,272
Anglo American PLC[c]	6,905,131	162,577,282
Antofagasta PLC	2,018,616	27,036,029
Ashtead Group PLC	2,559,192	71,661,267
Associated British Foods PLC	1,832,782	68,259,285
AstraZeneca PLC	6,545,881	460,084,827
Auto Trader Group PLC[d]	5,020,166	24,408,271
Aviva PLC	20,800,615	151,557,030
Babcock International Group PLC	1,297,795	13,152,555
BAE Systems PLC	16,491,921	138,789,526
Barclays PLC	88,022,944	251,266,544
Barratt Developments PLC	5,164,055	39,688,921
Berkeley Group Holdings PLC	676,337	37,932,822
BHP Billiton PLC	10,829,368	230,300,375
BP PLC	102,265,383	757,800,979
British American Tobacco PLC	11,849,498	652,672,919
British Land Co. PLC (The)	5,002,136	46,326,281
BT Group PLC	43,601,096	149,804,601
Bunzl PLC	1,744,606	50,725,908
Burberry Group PLC	2,296,327	57,674,487
Capita PLC	3,410,163	8,997,079
Carnival PLC	976,311	63,538,101
Centrica PLC	28,737,202	60,875,852
Cobham PLC[b]	12,172,103	19,296,795
Coca-Cola European Partners PLC NVS	1,117,468	43,804,746
Coca-Cola HBC AGb	940,201	31,649,449
Compass Group PLC	8,176,290	175,681,132
ConvaTec Group PLC[d]	6,954,546	20,805,245
Croda International PLC	681,345	41,864,271
DCC PLC	458,608	44,216,453
Diageo PLC	12,889,214	459,624,025
Direct Line Insurance Group PLC	7,046,743	36,328,921
easyJet PLC	826,514	18,100,542

319

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE ETF

April 30, 2018

Security	Shares	Value
Experian PLC	4,874,571	$111,922,200
Ferguson PLC	1,303,489	100,181,102
Fresnillo PLC	1,145,641	20,118,841
G4S PLC	7,941,511	28,319,099
GlaxoSmithKline PLC	25,421,735	511,703,665
Glencore PLC	63,347,419	305,991,194
GVC Holdings PLC	2,814,053	34,592,722
Hammerson PLC	4,099,906	31,002,055
Hargreaves Lansdown PLC	1,399,722	34,499,891
HSBC Holdings PLC	103,159,511	1,030,697,122
IMI PLC	1,394,121	20,968,499
Imperial Brands PLC	4,936,724	177,095,468
InterContinental Hotels Group PLC	925,612	58,504,769
Intertek Group PLC	833,171	56,242,302
Investec PLC	3,363,651	26,750,503
ITV PLC	18,621,320	38,895,299
J Sainsbury PLC	8,262,948	35,167,196
John Wood Group PLC	3,451,331	27,029,481
Johnson Matthey PLC	990,817	44,953,269
Kingfisher PLC	11,467,288	47,983,589
Land Securities Group PLC	3,818,345	51,981,899
Legal & General Group PLC	30,505,991	113,447,032
Lloyds Banking Group PLC	370,369,249	329,848,762
London Stock Exchange Group PLC	1,626,527	96,332,753
Marks & Spencer Group PLC	8,233,667	32,627,019
Mediclinic International PLC[c]	1,869,441	17,277,405
Meggitt PLC	3,979,512	25,893,094
Melrose Industries PLC	25,074,785	78,743,787
Merlin Entertainments PLC[d]	3,612,159	18,298,809
Micro Focus International PLC	2,256,940	38,950,705
Mondi PLC	1,875,246	52,328,939
National Grid PLC	17,553,631	203,767,881
Next PLC	754,404	54,613,948
Old Mutual PLC	25,267,832	87,563,448
Pearson PLC	4,222,826	48,496,379
Persimmon PLC	1,582,868	59,191,422
Prudential PLC	13,349,707	344,668,359
Randgold Resources Ltd.	486,743	39,339,973
Reckitt Benckiser Group PLC	3,453,157	271,198,807
RELX PLC	5,483,961	117,416,552
Rio Tinto PLC	6,239,561	339,121,522
Rolls-Royce Holdings PLC	8,563,085	99,072,650
Rolls-Royce Holdings PLC New[a,b]	607,979,035	837,400
Royal Bank of Scotland Group PLC[b]	18,333,255	68,229,024
Royal Dutch Shell PLC Class A	23,403,690	815,869,540
Royal Dutch Shell PLC Class B	19,430,409	696,225,635
Royal Mail PLC	4,661,046	37,312,404
RSA Insurance Group PLC	5,214,807	47,218,499
Sage Group PLC (The)	5,619,513	49,164,702
Schroders PLC	685,609	31,172,115
Segro PLC	5,047,664	44,926,401
Severn Trent PLC	1,228,283	32,820,441
Shire PLC	4,691,890	249,835,362
Sky PLC	5,369,139	101,905,612
Smith & Nephew PLC	4,537,588	87,247,846
Smiths Group PLC	2,040,170	44,890,192
SSE PLC	5,219,841	99,287,640

Security	Shares	Value
St. James’s Place PLC	2,672,046	$41,827,086
Standard Chartered PLC	16,970,587	179,281,908
Standard Life Aberdeen PLC	13,636,749	68,612,739
Taylor Wimpey PLC	16,722,336	44,164,829
Tesco PLC	50,071,404	162,690,408
Travis Perkins PLC	1,273,897	22,265,896
TUI AG	2,255,053	51,109,176
Unilever PLC	6,355,263	356,920,699
United Utilities Group PLC	3,534,169	36,177,392
Vodafone Group PLC	137,442,094	400,571,147
Weir Group PLC (The)	1,149,949	33,831,719
Whitbread PLC	945,672	55,760,928
Wm Morrison Supermarkets PLC	11,183,113	37,444,834
WPP PLC	6,610,256	113,580,315

		13,785,465,618

TOTAL COMMON STOCKS (Cost: $67,422,545,009)		77,161,203,270

PREFERRED STOCKS — 0.62%

GERMANY — 0.56%
Bayerische Motoren Werke AG NVS, Preference Shares	278,627	26,998,284
Fuchs Petrolub SE NVS, Preference Shares	368,053	19,806,109
Henkel AG & Co. KGaA NVS, Preference Shares	922,109	117,425,241
Porsche Automobil Holding SE NVS, Preference Shares	793,230	67,853,300
Schaeffler AG NVS, Preference Shares	844,747	13,130,312
Volkswagen AG NVS, Preference Shares	958,930	199,090,143

		444,303,389
ITALY — 0.06%
Intesa Sanpaolo SpA NVS, Preference Shares	4,787,773	19,008,143
Telecom Italia SpA/Milano NVS, Preference Shares	30,514,067	26,286,225

		45,294,368

TOTAL PREFERRED STOCKS (Cost: $414,090,851)		489,597,757

SHORT-TERM INVESTMENTS — 1.02%

MONEY MARKET FUNDS — 1.02%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.93%[f,g,h]	775,415,101	775,492,642

320

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE ETF

April 30, 2018

Security	Shares	Value
BlackRock Cash Funds: Treasury, SL Agency Shares
1.61%[f,g]	19,872,266	$19,872,266

		795,364,908

TOTAL SHORT-TERM INVESTMENTS (Cost: $795,307,515)		795,364,908

TOTAL INVESTMENTS IN SECURITIES — 100.06% (Cost: $68,631,943,375)		78,446,165,935
Other Assets, Less Liabilities — (0.06)%		(44,997,490)

NET ASSETS — 100.00%		$78,401,168,445

ADR — American Depositary Receipts

NVS — Non-Voting Shares

SDR — Swedish Depositary Receipts

[a]	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
[b]	Non-income producing security.
[c]	All or a portion of this security is on loan.
[d]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
[e]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[f]	Affiliate of the Fund.
[g]	Annualized 7-day yield as of period end.
[h]	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended April 30, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated issuer	Shares held at 07/31/17	Shares purchased		Shares sold	Shares held at 04/30/18	Value at 04/30/18	Income		Net realized gain (loss)	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	399,323,307	376,091,794	[a]	—	775,415,101	$775,492,642	$6,885,380	[b]	$(101,988)	$508
BlackRock Cash Funds: Treasury, SL Agency Shares	14,858,964	5,013,302	[a]	—	19,872,266	19,872,266	290,093		—	—

						$795,364,908	$7,175,473		$(101,988)	$508

[a]	Net of purchases and sales.
[b]	Includes the Fund’s portion of securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities.

321

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE ETF

April 30, 2018

Futures Contracts

Futures contracts outstanding as of April 30, 2018 were as follows:

Description	Number of contracts	Expiration date	Notional amount (000)	Value / unrealized appreciation (depreciation)
Long Contracts
ASX SPI 200 Index	654	Jun 2018	$73,631	$1,421,575
Euro STOXX 50	6,567	Jun 2018	275,636	11,581,557
FTSE 100 Index	1,647	Jun 2018	169,230	8,027,686
TOPIX Index	1,163	Jun 2018	189,130	6,354,950

Total				$27,385,768

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common stocks	$77,160,365,428	$—	$837,842	$77,161,203,270
Preferred stocks	489,597,757	—	—	489,597,757
Money market funds	795,364,908	—	—	795,364,908

Total	$78,445,328,093	$—	$837,842	$78,446,165,935

Derivative financial instruments[a]
Assets
Futures contracts	$27,385,768	$—	$—	$27,385,768

Total	$27,385,768	$—	$—	$27,385,768

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

322

Schedule of Investments (Unaudited)

iSHARES® MSCI EAFE GROWTH ETF

April 30, 2018

Security	Shares	Value
COMMON STOCKS — 98.87%

AUSTRALIA — 7.08%
AGL Energy Ltd.	301,736	$4,949,341
Alumina Ltd.	1,132,175	2,256,202
Amcor Ltd./Australia	519,267	5,381,728
APA Group	539,967	3,403,409
Aristocrat Leisure Ltd.	253,641	5,134,980
ASX Ltd.	87,651	3,879,156
Aurizon Holdings Ltd.	948,913	3,223,290
BHP Billiton Ltd.	1,478,549	34,542,747
BlueScope Steel Ltd.	263,845	3,288,186
Boral Ltd.	514,188	2,670,367
Brambles Ltd.	733,575	5,465,403
Caltex Australia Ltd.	81,117	1,899,390
Challenger Ltd./Australia	269,705	2,198,737
CIMIC Group Ltd.	46,442	1,591,225
Cochlear Ltd.	26,619	3,899,314
Computershare Ltd.	219,229	2,813,244
Crown Resorts Ltd.	184,592	1,805,836
CSL Ltd.	208,797	26,850,500
Domino’s Pizza Enterprises Ltd.[a]	28,545	908,645
Flight Centre Travel Group Ltd.	27,172	1,146,552
Goodman Group	835,873	5,722,794
Incitec Pivot Ltd.	777,406	2,229,934
James Hardie Industries PLC	202,184	3,603,324
Macquarie Group Ltd.	145,260	11,917,801
Medibank Pvt Ltd.	1,273,731	2,817,123
Mirvac Group	480,708	812,812
Newcrest Mining Ltd.	356,079	5,684,827
Oil Search Ltd.	634,162	3,752,985
Orica Ltd.	108,797	1,632,653
Origin Energy Ltd.[b]	819,148	6,028,753
Ramsay Health Care Ltd.	65,428	3,194,930
REA Group Ltd.	24,372	1,487,597
Rio Tinto Ltd.	192,364	11,596,144
Santos Ltd.[b]	862,018	3,995,261
Seek Ltd.	152,783	2,240,827
Sonic Healthcare Ltd.	182,719	3,257,798
Sydney Airport	509,899	2,744,316
Transurban Group	989,920	8,667,994
Treasury Wine Estates Ltd.	333,894	4,806,399
Wesfarmers Ltd.	523,069	17,282,081
Westfield Corp.	604,031	4,194,764
Woodside Petroleum Ltd.	433,388	10,540,541
Woolworths Group Ltd.	605,242	12,728,308

		248,248,218

AUSTRIA — 0.11%
ANDRITZ AG	32,692	1,760,051
Raiffeisen Bank International AGb	67,176	2,272,536

		4,032,587

BELGIUM — 1.33%
Anheuser-Busch InBev SA/NV	350,236	35,003,373
Colruyt SA	13,434	757,661

Security	Shares	Value
Telenet Group Holding NVb	24,372	$1,429,909
UCB SA	57,077	4,327,954
Umicore SA	94,100	5,259,372

		46,778,269

DENMARK — 2.89%
AP Moller — Maersk A/S Class B NVS	3,024	4,882,220
Carlsberg A/S Class B	48,331	5,418,834
Chr Hansen Holding A/S	45,929	4,179,799
Coloplast A/S Class B	54,302	4,614,215
DSV A/S	88,833	7,062,963
Genmab A/Sb	26,521	5,384,494
H Lundbeck A/S	31,872	1,855,472
ISS A/S	76,971	2,696,073
Novo Nordisk A/S Class B	855,709	40,491,334
Novozymes A/S Class B	103,682	4,901,089
Orsted A/Sc	84,780	5,596,870
Pandora A/S	49,596	5,528,494
Vestas Wind Systems A/S	98,368	6,383,835
William Demant Holding A/Sb	55,378	2,166,034

		101,161,726

FINLAND — 0.95%
Elisa OYJ	32,924	1,460,676
Kone OYJ Class B	155,107	7,732,131
Metso OYJ	50,131	1,792,214
Nokia OYJ	2,678,400	16,109,012
Nokian Renkaat OYJ	19,030	764,485
Orion OYJ Class B	32,195	979,451
Wartsila OYJ Abp	208,506	4,446,332

		33,284,301

FRANCE — 11.29%
Accor SA NVS	34,096	1,930,799
Aeroports de Paris NVS	13,680	3,014,738
Air Liquide SA	197,871	25,831,255
Airbus SE	267,060	31,427,251
Alstom SA NVS	70,888	3,229,742
Amundi SAc	25,720	2,190,158
Arkema SA NVS	31,434	4,120,671
Atos SE	43,485	5,879,063
BioMerieux NVS	16,740	1,326,777
Bollore SA NVS	187,792	934,334
Bureau Veritas SA NVS	122,633	3,207,775
Capgemini SE	75,050	10,336,991
Cie. de Saint-Gobain NVS	232,529	12,219,545
Danone SA NVS	273,926	22,203,919
Dassault Aviation SA NVS	1,135	2,269,512
Dassault Systemes SE NVS	59,444	7,702,716
Edenred NVS	102,288	3,522,152
Eiffage SA NVS	33,862	4,038,019
Essilor International Cie Generale d’Optique SA NVS	95,368	13,026,023
Eurazeo SA NVS	9,301	818,087
Eurofins Scientific SE NVS	5,020	2,715,979
Faurecia SA NVS	33,372	2,733,698
Getlink Registered NVS	216,186	3,053,379
Hermes International NVS	14,349	9,288,871

323

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE GROWTH ETF

April 30, 2018

Security	Shares	Value
Iliad SA NVS	12,182	$2,442,499
Ingenico Group SA NVS	26,915	2,354,353
Ipsen SA NVS	17,326	2,815,524
JCDecaux SA	34,315	1,228,026
Kering SA NVS	34,954	20,254,179
L’Oreal SA	116,863	28,076,387
Legrand SA	124,345	9,690,064
LVMH Moet Hennessy Louis Vuitton SE NVS	128,828	45,029,517
Pernod Ricard SA NVS	98,253	16,328,452
Peugeot SA NVS	101,060	2,493,295
Remy Cointreau SA NVS	10,050	1,385,448
Safran SA	152,545	17,962,342
Schneider Electric SE NVS	125,864	11,447,739
SEB SA NVS	10,478	2,011,596
Societe BIC SA NVS	13,252	1,352,134
Sodexo SA NVS	43,188	4,283,954
STMicroelectronics NV	291,962	6,391,799
Suez	169,579	2,450,427
Teleperformance NVS	24,840	3,988,551
Thales SA NVS	48,966	6,211,872
Ubisoft Entertainment SA NVS[b]	35,959	3,443,501
Valeo SA NVS	111,093	7,441,295
Veolia Environnement SA NVS	221,429	5,258,309
Vivendi SA NVS	470,040	12,431,375
Wendel SA NVS	11,914	1,802,190

		395,596,282

GERMANY — 9.74%
1&1 Drillisch AG	23,436	1,701,753
adidas AGa	86,704	21,359,690
Axel Springer SE	12,162	996,996
Bayer AG Registered	379,748	45,550,784
Beiersdorf AG	44,450	5,043,923
Brenntag AG	71,420	4,100,482
Commerzbank AGb	495,787	6,415,392
Continental AG	50,351	13,456,491
Covestro AGc	74,249	6,778,306
Deutsche Boerse AG	88,868	11,987,889
Deutsche Lufthansa AG Registered	71,172	2,078,377
Deutsche Post AG Registered	450,148	19,633,653
Deutsche Wohnen SE Bearer	164,973	7,801,395
E.ON SE	1,006,452	11,031,503
Fraport AG Frankfurt Airport Services Worldwide	18,770	1,823,303
Fresenius Medical Care AG & Co. KGaA	98,992	10,080,062
Fresenius SE & Co. KGaA	190,735	14,596,443
GEA Group AG	85,761	3,358,207
HeidelbergCement AG	68,847	6,759,280
Henkel AG & Co. KGaA	47,893	5,714,099
HOCHTIEF AG	8,992	1,647,002
HUGO BOSS AG	29,084	2,733,835
Infineon Technologies AG	524,079	13,474,324
K+S AG Registered[a]	84,564	2,493,974
KION Group AG	32,845	2,750,053
LANXESS AG	42,432	3,155,954
Linde AGb	85,797	19,078,600
MAN SE	13,285	1,532,864

Security	Shares	Value
Merck KGaA	59,527	$5,841,381
MTU Aero Engines AG	23,544	4,067,756
OSRAM Licht AG	46,065	2,658,673
QIAGEN NVb	97,831	3,225,660
RWE AG	82,728	1,986,544
SAP SE	451,480	50,413,061
Siemens Healthineers AGb,c	68,940	2,689,123
Symrise AG	55,687	4,514,555
thyssenkrupp AG	201,783	5,265,952
United Internet AG Registered[d]	56,876	3,695,630
Wirecard AG	53,460	7,305,167
Zalando SEb,c	51,262	2,647,709

		341,445,845

HONG KONG — 3.75%
AIA Group Ltd.	5,559,000	50,077,571
ASM Pacific Technology Ltd.	140,700	1,936,177
BOC Hong Kong Holdings Ltd.	540,000	2,810,690
CK Asset Holdings Ltd.	611,000	5,297,812
Galaxy Entertainment Group Ltd.	1,080,000	9,550,154
Hong Kong & China Gas Co. Ltd.	3,888,241	8,144,833
Hong Kong Exchanges & Clearing Ltd.[a]	535,200	17,539,380
Jardine Strategic Holdings Ltd.	101,600	3,860,800
Kingston Financial Group Ltd.[a]	1,944,000	993,271
Link REIT	1,026,000	9,098,793
Melco Resorts & Entertainment Ltd. ADR	113,976	3,557,191
MGM China Holdings Ltd.	424,800	1,174,550
Minth Group Ltd.	344,000	1,643,679
MTR Corp. Ltd.	475,500	2,680,964
Shangri-La Asia Ltd.	628,666	1,235,184
Techtronic Industries Co. Ltd.	638,000	3,771,949
WH Group Ltd.[c]	4,065,000	4,242,009
Wheelock & Co. Ltd.	129,000	962,374
Wynn Macau Ltd.	724,400	2,709,029

		131,286,410

IRELAND — 0.75%
CRH PLC	387,710	13,823,398
Kerry Group PLC Class A	73,239	7,477,178
Paddy Power Betfair PLC	36,801	3,643,738
Ryanair Holdings PLC ADR NVS[b]	11,755	1,292,697

		26,237,011

ISRAEL — 0.40%
Bank Leumi Le-Israel BM	431,449	2,554,230
Check Point Software Technologies Ltd.[a,b]	59,649	5,756,725
Elbit Systems Ltd.	10,898	1,261,574
Frutarom Industries Ltd.	17,746	1,704,117
Nice Ltd.[b]	27,796	2,637,526

		13,914,172

ITALY — 1.08%
Atlantia SpA	112,286	3,730,756
CNH Industrial NV	475,217	5,879,366
Davide Campari-Milano SpA NVS	238,032	1,788,810

324

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE GROWTH ETF

April 30, 2018

Security	Shares	Value
Ferrari NV	55,961	$6,899,809
Fiat Chrysler Automobiles NVb	251,935	5,652,479
Leonardo SpA	166,564	1,933,941
Luxottica Group SpA	78,367	4,900,790
Mediobanca Banca di Credito Finanziario SpA	94,195	1,145,461
Prysmian SpA	96,591	2,845,175
Recordati SpA	48,178	1,725,886
Tenaris SA	75,276	1,416,067

		37,918,540
JAPAN — 24.07%
ABC-Mart Inc.	14,800	975,170
Acom Co. Ltd.	181,100	820,887
Aeon Co. Ltd.	147,800	2,954,649
Aeon Mall Co. Ltd.	43,210	875,849
Air Water Inc.	65,400	1,263,474
Aisin Seiki Co. Ltd.	42,000	2,279,918
Ajinomoto Co. Inc.	237,600	4,355,729
Alps Electric Co. Ltd.	90,900	2,016,954
Amada Holdings Co. Ltd.	63,300	761,856
ANA Holdings Inc.	43,200	1,713,393
Asahi Group Holdings Ltd.	181,200	9,167,221
Asahi Kasei Corp.	561,600	7,736,916
Asics Corp.	53,200	1,007,360
Astellas Pharma Inc.	949,100	13,925,337
Bandai Namco Holdings Inc.	95,600	3,245,639
Brother Industries Ltd.	108,000	2,325,319
Calbee Inc.	36,600	1,234,215
Casio Computer Co. Ltd.	84,800	1,265,510
Chugai Pharmaceutical Co. Ltd.	100,800	5,324,414
Coca-Cola Bottlers Japan Holdings Inc.	35,100	1,510,816
CYBERDYNE Inc.[a,b]	42,000	537,738
Daifuku Co. Ltd.	43,200	2,321,371
Daikin Industries Ltd.	114,200	13,363,774
Daito Trust Construction Co. Ltd.	32,400	5,405,182
Daiwa House Industry Co. Ltd.	260,700	9,553,639
Denso Corp.	224,000	11,782,902
Dentsu Inc.	99,400	4,705,433
Disco Corp.	13,000	2,290,519
Don Quijote Holdings Co. Ltd.	54,000	2,911,583
East Japan Railway Co.	152,800	14,648,133
Eisai Co. Ltd.	43,200	2,899,740
FamilyMart UNY Holdings Co. Ltd.	19,000	1,845,739
FANUC Corp.	89,100	19,183,879
Fast Retailing Co. Ltd.	24,200	10,661,933
Fujitsu Ltd.	902,000	5,489,073
Hakuhodo DY Holdings Inc.	106,700	1,492,874
Hamamatsu Photonics KK	64,800	2,499,027
Hankyu Hanshin Holdings Inc.	54,000	2,129,404
Hikari Tsushin Inc.	9,900	1,606,799
Hino Motors Ltd.	118,800	1,451,548
Hirose Electric Co. Ltd.	10,547	1,486,267
Hisamitsu Pharmaceutical Co. Inc.	20,600	1,605,830
Hitachi Chemical Co. Ltd.	42,100	925,681
Hitachi Construction Machinery Co. Ltd.	49,000	1,784,464
Hitachi High-Technologies Corp.	31,300	1,461,668

Security	Shares	Value
Hitachi Ltd.	2,239,000	$16,401,941
Hoshizaki Corp.	24,700	2,295,627
Hoya Corp.	181,100	9,701,697
Hulic Co. Ltd.	138,300	1,487,586
IHI Corp.	74,100	2,431,062
Iida Group Holdings Co. Ltd.	21,600	422,624
Isuzu Motors Ltd.	84,800	1,297,283
Japan Airport Terminal Co. Ltd.	20,600	846,214
Japan Exchange Group Inc.	245,300	4,550,688
Kakaku.com Inc.	63,400	1,211,509
Kansai Paint Co. Ltd.	95,500	2,150,441
Kao Corp.	226,800	16,280,685
Keihan Holdings Co. Ltd.	43,200	1,397,560
Keikyu Corp.	98,300	1,802,953
Keio Corp.	32,411	1,483,931
Keisei Electric Railway Co. Ltd.	63,400	2,068,430
Keyence Corp.	44,774	27,402,465
Kikkoman Corp.	67,600	2,931,341
Kintetsu Group Holdings Co. Ltd.	84,800	3,452,447
Kirin Holdings Co. Ltd.	195,100	5,479,025
Koito Manufacturing Co. Ltd.	52,700	3,539,822
Komatsu Ltd.	419,000	14,359,150
Konami Holdings Corp.	42,900	2,109,226
Kose Corp.	13,700	2,535,298
Kubota Corp.	480,600	8,123,095
Kuraray Co. Ltd.	149,400	2,487,611
Kurita Water Industries Ltd.	32,400	1,051,131
Kyowa Hakko Kirin Co. Ltd.	119,400	2,590,410
Kyushu Electric Power Co. Inc.	137,800	1,702,587
LINE Corp.[a,b]	20,600	752,086
Lion Corp.	106,200	2,292,387
M3 Inc.	97,200	3,681,919
Mabuchi Motor Co. Ltd.	21,600	1,089,623
Makita Corp.	106,200	4,774,997
McDonald’s Holdings Co. Japan Ltd.	31,400	1,469,207
MEIJI Holdings Co. Ltd.	56,100	4,501,330
MINEBEA MITSUMI Inc.	175,400	3,521,625
MISUMI Group Inc.	127,600	3,533,269
Mitsubishi Estate Co. Ltd.	379,200	6,939,438
Mitsubishi Gas Chemical Co. Inc.	41,600	978,555
Mitsui OSK Lines Ltd.	52,700	1,562,819
Mixi Inc.	10,800	356,299
Murata Manufacturing Co. Ltd.	88,800	11,239,479
Nabtesco Corp.	54,000	1,951,748
Nagoya Railroad Co. Ltd.	52,300	1,372,203
Nexon Co. Ltd.[b]	183,600	2,672,833
NGK Insulators Ltd.	118,800	2,184,378
NGK Spark Plug Co. Ltd.	54,000	1,391,638
NH Foods Ltd.	38,600	1,687,923
Nidec Corp.	109,700	17,183,075
Nikon Corp.	149,500	2,606,772
Nintendo Co. Ltd.	52,400	22,109,280
Nippon Paint Holdings Co. Ltd.	74,100	3,033,749
Nippon Prologis REIT Inc.	756	1,591,106
Nippon Yusen KK	74,100	1,580,529
Nissan Chemical Industries Ltd.	56,500	2,517,135
Nisshin Seifun Group Inc.	43,200	944,735
Nissin Foods Holdings Co. Ltd.	26,300	1,934,796
Nitori Holdings Co. Ltd.	36,700	6,197,999
Nitto Denko Corp.	75,700	5,638,154

325

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE GROWTH ETF

April 30, 2018

Security	Shares	Value
NOK Corp.	21,600	$444,140
Nomura Research Institute Ltd.	26,590	1,372,936
NTT Data Corp.	277,500	2,989,925
Obic Co. Ltd.	31,300	2,622,993
Odakyu Electric Railway Co. Ltd.	95,500	2,060,548
Oji Holdings Corp.	420,000	2,955,449
Olympus Corp.	138,300	5,162,947
Omron Corp.	88,500	4,804,112
Ono Pharmaceutical Co. Ltd.	191,800	4,442,468
Oracle Corp. Japan	15,700	1,291,295
Oriental Land Co. Ltd./Japan	99,900	9,964,894
Otsuka Corp.	47,600	2,218,506
Otsuka Holdings Co. Ltd.	63,100	3,305,362
Panasonic Corp.	1,017,000	15,167,868
Park24 Co. Ltd.	52,700	1,492,986
Persol Holdings Co. Ltd.	75,600	1,798,371
Pola Orbis Holdings Inc.	42,000	1,834,681
Rakuten Inc.	438,000	3,122,939
Recruit Holdings Co. Ltd.	512,800	11,842,318
Renesas Electronics Corp.[b]	383,500	4,023,377
Ricoh Co. Ltd.	324,000	3,171,158
Rinnai Corp.	15,200	1,512,707
Rohm Co. Ltd.	43,500	4,062,783
Ryohin Keikaku Co. Ltd.	10,800	3,706,100
Santen Pharmaceutical Co. Ltd.	171,000	2,883,208
Secom Co. Ltd.	64,800	4,857,113
Seibu Holdings Inc.	108,300	1,829,990
Seven & i Holdings Co. Ltd.	345,600	15,175,764
Seven Bank Ltd.	149,000	501,092
Sharp Corp./Japan[a]	68,900	2,024,341
Shimadzu Corp.	116,900	3,179,295
Shimano Inc.	34,400	4,570,948
Shimizu Corp.	253,400	2,510,264
Shin-Etsu Chemical Co. Ltd.	179,900	18,092,753
Shionogi & Co. Ltd.	138,300	7,120,696
Shiseido Co. Ltd.	175,000	11,374,000
SMC Corp./Japan	26,300	10,027,288
SoftBank Group Corp.	384,400	29,863,234
Sohgo Security Services Co. Ltd.	32,400	1,601,864
Sony Corp.	582,300	28,735,846
Stanley Electric Co. Ltd.	64,800	2,348,019
Start Today Co. Ltd.	88,900	2,567,274
Subaru Corp.	99,000	3,328,499
Sumco Corp.	108,000	2,666,813
Sumitomo Chemical Co. Ltd.	736,000	4,230,697
Sumitomo Dainippon Pharma Co. Ltd.	31,200	568,828
Sumitomo Heavy Industries Ltd.	54,000	2,067,718
Sumitomo Metal Mining Co. Ltd.	40,000	1,717,341
Sumitomo Realty & Development Co. Ltd.	162,000	6,438,547
Sundrug Co. Ltd.	32,400	1,667,005
Suntory Beverage & Food Ltd.	63,400	3,122,924
Suruga Bank Ltd.	84,800	1,153,141
Suzuken Co. Ltd./Aichi Japan	10,800	464,866
Suzuki Motor Corp.	159,700	8,597,603
Sysmex Corp.	72,700	6,431,218
Taiyo Nippon Sanso Corp.	63,400	940,354
Takeda Pharmaceutical Co. Ltd.	116,900	4,936,668

Security	Shares	Value
TDK Corp.	59,200	$5,112,543
Teijin Ltd.	32,400	610,248
Terumo Corp.	149,000	8,442,312
THK Co. Ltd.	54,000	1,890,062
Tobu Railway Co. Ltd.	52,300	1,668,056
Toho Co. Ltd./Tokyo	52,700	1,762,687
Tokyo Electron Ltd.	72,300	13,911,597
Tokyu Corp.	154,100	2,592,626
Toray Industries Inc.	673,300	6,288,440
Toshiba Corp.[b]	1,495,000	4,003,061
Tosoh Corp.	133,500	2,369,267
TOTO Ltd.	64,800	3,677,478
Toyo Suisan Kaisha Ltd.	20,500	807,448
Toyoda Gosei Co. Ltd.	10,800	273,788
Trend Micro Inc./Japan	57,000	3,417,135
Tsuruha Holdings Inc.	16,700	2,400,649
Unicharm Corp.	183,600	5,159,424
USS Co. Ltd.	65,600	1,379,443
West Japan Railway Co.	68,300	4,837,332
Yahoo Japan Corp.	630,200	2,591,638
Yakult Honsha Co. Ltd.	51,200	3,649,623
Yamaha Corp.	54,000	2,610,555
Yamaha Motor Co. Ltd.	128,000	4,094,128
Yamato Holdings Co. Ltd.	160,200	4,124,866
Yamazaki Baking Co. Ltd.	43,200	946,709
Yaskawa Electric Corp.	116,900	4,775,353
Yokogawa Electric Corp.	68,000	1,500,133

		843,552,426
NETHERLANDS — 5.14%
AerCap Holdings NVa,b	30,780	1,604,561
Akzo Nobel NV	116,290	10,523,562
Altice NV Class Aa,b	244,472	2,344,654
ArcelorMittal[b]	153,432	5,208,151
ASML Holding NV	178,709	34,006,785
Heineken Holding NV	53,388	5,431,182
Heineken NV	118,925	12,543,710
Koninklijke DSM NV	84,350	8,746,055
Koninklijke KPN NV	1,517,616	4,725,142
Koninklijke Philips NV	432,598	18,403,021
NXP Semiconductors NVb	162,259	17,020,969
RELX NV	438,725	9,337,135
Unilever NV CVA	746,873	42,817,525
Wolters Kluwer NV	137,811	7,464,337

		180,176,789
NEW ZEALAND — 0.17%
Auckland International Airport Ltd.	440,611	1,980,700
Fisher & Paykel Healthcare Corp. Ltd.	236,088	2,120,932
Mercury NZ Ltd.	248,796	559,212
Ryman Healthcare Ltd.	182,490	1,362,974

		6,023,818
NORWAY — 0.35%
Marine Harvest ASA	64,993	1,416,913
Norsk Hydro ASA	619,669	3,872,206
Orkla ASA	391,680	3,634,643
Schibsted ASA Class B	41,163	1,109,861
Yara International ASA	53,185	2,250,592

		12,284,215

326

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE GROWTH ETF

April 30, 2018

Security	Shares	Value
PORTUGAL — 0.12%
Galp Energia SGPS SA	116,289	$2,236,062
Jeronimo Martins SGPS SA	119,276	2,095,348

		4,331,410
SINGAPORE — 1.44%
City Developments Ltd.	192,900	1,845,884
ComfortDelGro Corp. Ltd.	994,300	1,689,645
DBS Group Holdings Ltd.	823,200	19,174,116
Genting Singapore PLC	2,801,000	2,475,110
Jardine Cycle & Carriage Ltd.	46,600	1,205,782
Oversea-Chinese Banking Corp. Ltd.	946,000	9,859,749
SATS Ltd.	309,500	1,294,989
Singapore Exchange Ltd.	363,000	2,116,506
Singapore Technologies Engineering Ltd.	727,000	1,916,265
United Overseas Bank Ltd.[a]	302,400	6,883,680
Wilmar International Ltd.	748,200	1,842,175

		50,303,901
SPAIN — 1.49%
Aena SME SAc	31,001	6,408,617
Amadeus IT Group SA	201,621	14,786,420
CaixaBank SA	1,087,282	5,305,846
Ferrovial SA	223,296	4,784,656
Grifols SA	137,790	3,887,256
Industria de Diseno Textil SA	497,288	15,489,218
International Consolidated Airlines Group SA	176,358	1,528,178

		52,190,191
SWEDEN — 3.47%
Alfa Laval AB	87,859	2,187,682
Assa Abloy AB Class B	465,316	9,803,409
Atlas Copco AB Class A	308,624	12,146,577
Atlas Copco AB Class B	179,317	6,405,204
Boliden AB	123,596	4,308,825
Electrolux AB Series B	112,470	2,975,444
Essity AB Class B	278,164	7,094,884
Getinge AB Class B	105,815	988,317
Hennes & Mauritz AB Class B	435,879	7,469,220
Hexagon AB Class B	118,347	6,876,390
Husqvarna AB Class B	198,171	1,913,938
Industrivarden AB Class C	30,996	656,401
Investor AB Class B	205,092	8,986,703
Kinnevik AB Class B	102,708	3,725,118
L E Lundbergforetagen AB Class B	17,967	1,222,734
Lundin Petroleum ABb	83,204	2,304,931
Millicom International Cellular SA SDR	30,578	2,042,497
Sandvik AB	524,999	9,007,189
Securitas AB Class B	144,766	2,351,226

Security	Shares	Value
Swedish Match AB	82,812	$3,731,892
Tele2 AB Class B	160,920	2,098,236
Telefonaktiebolaget LM Ericsson Class B	1,409,076	10,830,368
Volvo AB Class B	722,754	12,333,855

		121,461,040
SWITZERLAND — 8.40%
ABB Ltd. Registered	842,813	19,786,821
Adecco Group AG Registered	75,663	5,040,124
Barry Callebaut AG Registered	955	1,723,997
Chocoladefabriken Lindt & Spruengli AG Participation Certificates NVS	477	3,074,311
Chocoladefabriken Lindt & Spruengli AG Registered	44	3,351,450
Cie. Financiere Richemont SA Registered	240,177	22,942,860
Clariant AG Registered	102,384	2,379,893
Credit Suisse Group AG Registered	551,164	9,351,247
Dufry AG Registered[a,b]	16,213	2,306,901
EMS-Chemie Holding AG Registered	3,845	2,388,802
Geberit AG Registered	17,211	7,382,352
Givaudan SA Registered	4,272	9,576,289
Julius Baer Group Ltd.	41,799	2,501,437
Kuehne + Nagel International AG Registered	27,130	4,248,055
Lonza Group AG Registered	34,464	8,501,979
Nestle SA Registered	930,887	72,390,829
Pargesa Holding SA Bearer	18,532	1,743,869
Partners Group Holding AG	8,125	5,963,039
Roche Holding AG NVS	322,877	72,034,938
Schindler Holding AG Participation Certificates NVS	19,140	3,975,335
Schindler Holding AG Registered	9,301	1,870,723
SGS SA Registered	2,494	6,089,502
Sika AG Bearer	1,007	7,354,894
Sonova Holding AG Registered	24,376	4,043,377
Straumann Holding AG Registered	4,817	3,296,815
Swatch Group AG (The) Bearer	15,176	7,335,808
Swatch Group AG (The) Registered	3,888	348,188
Vifor Pharma AG	22,310	3,544,042

		294,547,877
UNITED KINGDOM — 14.85%
Antofagasta PLC	78,719	1,054,311
Ashtead Group PLC	231,907	6,493,749
Associated British Foods PLC	161,951	6,031,628
AstraZeneca PLC	373,788	26,272,123
Auto Trader Group PLC[c]	459,163	2,232,471
Barclays PLC	2,792,736	7,972,025
Barratt Developments PLC	169,949	1,306,162
BP PLC	3,180,996	23,571,631
British American Tobacco PLC	1,053,868	58,047,278
Bunzl PLC	155,137	4,510,741
Burberry Group PLC	198,184	4,977,584
Carnival PLC	85,826	5,585,537
Cobham PLC[b]	479,520	760,197
Coca-Cola European Partners PLC	93,266	3,689,272
Coca-Cola European Partners PLC NVS	12,859	504,073
Coca-Cola HBC AGb	83,753	2,819,329
Compass Group PLC	726,762	15,615,685
ConvaTec Group PLC[c]	618,037	1,848,922
Croda International PLC	60,737	3,731,898
DCC PLC	42,805	4,127,022

327

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE GROWTH ETF

April 30, 2018

Security	Shares	Value
Diageo PLC	1,152,819	$41,109,047
Experian PLC	425,437	9,768,212
Ferguson PLC	117,728	9,048,117
Fresnillo PLC	104,780	1,840,064
G4S PLC	714,932	2,549,418
Glencore PLC	5,632,938	27,209,150
Hargreaves Lansdown PLC	124,482	3,068,192
IMI PLC	106,523	1,602,176
InterContinental Hotels Group PLC	83,059	5,249,875
Intertek Group PLC	74,523	5,030,594
Johnson Matthey PLC	90,995	4,128,434
London Stock Exchange Group PLC	147,120	8,713,335
Mediclinic International PLC[a]	170,468	1,575,468
Melrose Industries PLC	2,226,185	6,991,016
Merlin Entertainments PLC[c]	315,629	1,598,943
Persimmon PLC	64,979	2,429,893
Prudential PLC	1,196,836	30,900,416
Randgold Resources Ltd.	42,891	3,466,574
Reckitt Benckiser Group PLC	305,900	24,024,310
RELX PLC	491,525	10,523,994
Rolls-Royce Holdings PLC	767,305	8,877,518
Rolls-Royce Holdings PLC New[b,e]	54,478,655	75,036
RSA Insurance Group PLC	469,769	4,253,616
Sage Group PLC (The)	505,362	4,421,375
Severn Trent PLC	74,151	1,981,358
Shire PLC	417,088	22,209,244
Sky PLC	479,783	9,106,224
Smith & Nephew PLC	404,584	7,779,261
Smiths Group PLC	94,624	2,082,027
St. James’s Place PLC	243,776	3,815,967
Standard Chartered PLC	1,515,718	16,012,458
Tesco PLC	4,467,373	14,515,246
TUI AG	91,633	2,076,797
Unilever PLC	569,655	31,992,643
United Utilities Group PLC	110,336	1,129,450
Weir Group PLC (The)	100,179	2,947,285
Whitbread PLC	85,868	5,063,150

		520,317,521

TOTAL COMMON STOCKS
(Cost: $2,808,698,560)		3,465,092,549

PREFERRED STOCKS — 0.42%

GERMANY — 0.42%
Fuchs Petrolub SE NVS, Preference Shares	32,175	1,731,440
Henkel AG & Co. KGaA NVS, Preference Shares	81,354	10,359,961
Porsche Automobil Holding SE NVS, Preference Shares	23,976	2,050,919
Schaeffler AG NVS, Preference Shares	42,634	662,681

		14,805,001

TOTAL PREFERRED STOCKS
(Cost: $12,721,032)		14,805,001

Security	Shares	Value
SHORT-TERM INVESTMENTS — 1.70%

MONEY MARKET FUNDS — 1.70%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.93%[f,g,h]	57,819,909	$57,825,691
BlackRock Cash Funds: Treasury, SL Agency Shares
1.61%[f,g]	1,690,926	1,690,926

		59,516,617

TOTAL SHORT-TERM INVESTMENTS
(Cost: $59,514,798)		59,516,617

TOTAL INVESTMENTS IN SECURITIES — 100.99% (Cost: $2,880,934,390)		3,539,414,167
Other Assets, Less Liabilities — (0.99)%		(34,746,755)

NET ASSETS — 100.00%		$3,504,667,412

ADR — American Depositary Receipts

NVS — Non-Voting Shares

SDR — Swedish Depositary Receipts

[a]	All or a portion of this security is on loan.
[b]	Non-income producing security.
[c]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
[d]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[e]	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
[f]	Affiliate of the Fund.
[g]	Annualized 7-day yield as of period end.
[h]	All or a portion of this security was purchased with cash collateral received from loaned securities.

328

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE GROWTH ETF

April 30, 2018

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended April 30, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated issuer	Shares held at 07/31/17	Shares purchased		Shares sold	Shares held at 04/30/18	Value at 04/30/18	Income		Net realized gain (loss)	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	16,929,526	40,890,383	[a]	—	57,819,909	$57,825,691	$388,041	[b]	$(1,595)	$(1,897)
BlackRock Cash Funds: Treasury, SL Agency Shares	710,399	980,527	[a]	—	1,690,926	1,690,926	19,213		—	—

						$59,516,617	$407,254		$(1,595)	$(1,897)

[a]	Net of purchases and sales.
[b]	Includes the Fund’s portion of securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities.

Futures Contracts

Futures contracts outstanding as of April 30, 2018 were as follows:

Description	Number of contracts	Expiration date	Notional amount (000)	Value / unrealized appreciation (depreciation)
Long Contracts
Euro STOXX 50	237	Jun 2018	$9,948	$374,481
FTSE 100 Index	68	Jun 2018	6,987	303,016
TOPIX Index	40	Jun 2018	6,505	222,486

Total				$899,983

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common stocks	$3,465,017,513	$—	$75,036	$3,465,092,549
Preferred stocks	14,805,001	—	—	14,805,001
Money market funds	59,516,617	—	—	59,516,617

Total	$3,539,339,131	$—	$75,036	$3,539,414,167

Derivative financial instruments[a]
Assets
Futures contracts	$899,983	$—	$—	$899,983

Total	$899,983	$—	$—	$899,983

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

329

Schedule of Investments (Unaudited)

iSHARES® MSCI EAFE SMALL-CAP ETF

April 30, 2018

Security	Shares	Value
COMMON STOCKS — 98.73%

AUSTRALIA — 6.37%
Abacus Property Group	1,391,401	$3,802,081
Accent Group Ltd.[a]	2,545,833	2,411,760
Adelaide Brighton Ltd.[a]	2,360,828	11,476,533
AET&D Holdings No. 1 Pty Ltd.[b]	169,200	1
Afterpay Touch Group Ltd.[a,b]	373,296	1,687,876
Ainsworth Game Technology Ltd.	1,493,870	2,153,806
ALS Ltd.	2,174,153	12,801,039
Altium Ltd.	602,941	9,248,238
Ansell Ltd.	724,946	14,271,635
APN Outdoor Group Ltd.[a]	704,340	2,902,923
ARB Corp. Ltd.	347,591	5,452,235
Ardent Leisure Group	2,123,546	3,029,591
Asaleo Care Ltd.	1,637,478	1,606,865
Ausdrill Ltd.	899,549	1,894,478
Austal Ltd.	1,457,411	1,952,724
Australian Agricultural Co. Ltd.[a,b]	2,689,382	2,233,087
Australian Pharmaceutical Industries Ltd.	1,812,494	1,853,858
Automotive Holdings Group Ltd.	1,046,830	2,670,874
Aveo Group	2,125,942	4,204,489
Bapcor Ltd.	1,083,292	4,824,564
Beach Energy Ltd.	8,421,632	10,044,165
Bega Cheese Ltd.[a]	695,123	3,730,712
Bellamy’s Australia Ltd.[b]	421,514	5,762,235
Bingo Industries Ltd.	183,330	365,341
Blackmores Ltd.[a]	55,285	4,923,108
Breville Group Ltd.	506,711	4,356,569
BT Investment Management Ltd.	765,552	5,310,687
BWP Trust	2,513,372	5,938,293
BWX Ltd.[a]	289,304	1,107,192
carsales.com Ltd.	1,021,126	11,053,224
Cedar Woods Properties Ltd.	582,104	2,689,134
Charter Hall Group	1,502,514	6,691,616
Charter Hall Retail REIT	1,702,117	5,075,128
Clean TeQ Holdings Ltd.[b]	2,076,431	1,442,002
Cleanaway Waste Management Ltd.	9,752,367	11,668,091
Corporate Travel Management Ltd.[a]	320,039	6,010,544
Costa Group Holdings Ltd.	1,143,786	6,268,186
Credit Corp. Group Ltd.[a]	310,940	4,215,445
Cromwell Property Group	6,153,454	5,039,752
CSR Ltd.	2,296,913	9,778,768
Domain Holdings Australia Ltd.	1,116,726	2,604,747
Downer EDI Ltd.	2,431,461	12,609,113
DuluxGroup Ltd.	1,670,606	9,785,798
Eclipx Group Ltd.	941,227	2,309,076
Estia Health Ltd.	946,767	2,544,214
Evolution Mining Ltd.	5,562,260	13,477,732
Fairfax Media Ltd.	10,368,822	5,596,235
FlexiGroup Ltd./Australia	1,381,812	2,148,704
G8 Education Ltd.	1,667,915	2,845,397
Galaxy Resources Ltd.[a,b]	1,631,595	3,768,724
Gateway Lifestyle	2,001,412	3,006,423
GDI Property Group	5,623,782	5,306,388
Genworth Mortgage Insurance Australia Ltd.	996,167	1,744,539
GrainCorp Ltd. Class A	932,308	6,256,359
Greencross Ltd.[a]	394,742	1,582,225

Security	Shares	Value
GUD Holdings Ltd.	447,812	$4,282,850
GWA Group Ltd.	1,306,006	3,795,477
Hansen Technologies Ltd.	69,803	226,570
IDP Education Ltd.	46,255	268,152
Iluka Resources Ltd.	1,929,540	17,114,025
Independence Group NLa	2,048,419	7,994,105
Infigen Energy[b]	3,834,400	1,997,133
Investa Office Fund	3,075,918	10,192,947
InvoCare Ltd.	568,141	5,588,060
IOOF Holdings Ltd.	1,255,801	8,503,031
IPH Ltd.	605,543	1,672,964
Iress Ltd.	568,141	4,490,175
Jacana Minerals Ltd.[a,b,c]	52,407	—
Japara Healthcare Ltd.[a]	1,303,683	1,869,761
JB Hi-Fi Ltd.	542,519	10,524,672
Karoon Gas Australia Ltd.[a,b]	1,718,478	1,640,949
Link Administration Holdings Ltd.	1,978,170	12,393,735
Lynas Corp. Ltd.[a,b]	2,103,400	4,096,397
Macquarie Atlas Roads Group	2,369,640	11,501,483
Magellan Financial Group Ltd.	507,547	8,949,723
Mantra Group Ltd.	1,473,476	4,393,399
Mayne Pharma Group Ltd.[a,b]	6,039,961	3,100,299
McMillan Shakespeare Ltd.	361,579	4,607,190
Mesoblast Ltd.[a,b]	1,143,505	1,264,551
Metcash Ltd.	4,253,469	11,558,628
Mineral Resources Ltd.	591,753	8,040,323
Monadelphous Group Ltd.	432,862	5,276,944
MYOB Group Ltd.	912,301	2,238,113
Nanosonics Ltd.[a,b]	1,194,074	2,172,245
Navitas Ltd.	1,128,799	3,646,875
NEXTDC Ltd.[a,b]	1,369,305	7,121,638
Nine Entertainment Co. Holdings Ltd.	2,933,194	5,225,325
Northern Star Resources Ltd.	2,530,252	12,204,645
Nufarm Ltd./Australia	1,047,277	7,209,695
OFX Group Ltd.[a]	1,407,873	1,918,232
Orocobre Ltd.[a,b]	847,674	3,615,246
Orora Ltd.	4,986,394	12,571,687
OZ Minerals Ltd.	1,408,444	9,834,263
Pact Group Holdings Ltd.	925,952	3,970,062
Perpetual Ltd.	184,791	5,620,029
Pilbara Minerals Ltd.[a,b]	6,863,274	4,766,281
Platinum Asset Management Ltd.	560,364	2,394,127
Premier Investments Ltd.	425,417	5,057,733
Primary Health Care Ltd.	2,254,676	6,484,397
Qube Holdings Ltd.[a]	5,131,512	8,909,097
Quintis Ltd.[a,b,c]	1,477,559	11
RCR Tomlinson Ltd.	73,167	224,234
Regis Healthcare Ltd.	631,713	1,826,329
Regis Resources Ltd.	2,213,813	7,887,574
Reliance Worldwide Corp. Ltd.	810,044	2,892,213
Resolute Mining Ltd.	3,455,376	2,999,533
Sandfire Resources NL	843,467	5,055,325
Saracen Mineral Holdings Ltd.[a,b]	3,631,373	5,180,756
Select Harvests Ltd.	404,974	1,910,591
Seven Group Holdings Ltd.	167,842	2,309,659
Seven West Media Ltd.	4,850,358	2,032,017
SG Fleet Group Ltd.	636,399	1,700,565

330

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL-CAP ETF

April 30, 2018

Security	Shares	Value
Shopping Centres Australasia Property Group	2,702,600	$4,855,335
Sigma Healthcare Ltd.	6,799,319	3,977,660
Sims Metal Management Ltd.	733,961	8,969,750
Sirtex Medical Ltd.	281,654	5,914,711
SmartGroup Corp. Ltd.	181,656	1,489,156
Southern Cross Media Group Ltd.	3,545,853	3,091,457
Spark Infrastructure Group	6,890,399	12,222,857
SpeedCast International Ltd.	660,185	2,945,192
St. Barbara Ltd.	2,315,673	7,463,896
Star Entertainment Grp Ltd. (The)	3,428,381	13,664,178
Steadfast Group Ltd.	3,515,627	7,297,868
Super Retail Group Ltd.	672,631	3,660,772
Syrah Resources Ltd.[a,b]	1,175,408	2,848,093
Tassal Group Ltd.	1,443,279	4,227,100
Technology One Ltd.	1,021,126	3,823,152
Tox Free Solutions Ltd.[a]	1,444,060	3,749,766
Village Roadshow Ltd.[b]	701,828	1,144,313
Virtus Health Ltd.	575,565	2,454,728
Vocus Group Ltd.	2,392,591	4,424,814
Washington H Soul Pattinson & Co. Ltd.	101,304	1,484,269
Webjet Ltd.[a]	410,884	3,402,408
Western Areas Ltd.[a]	1,165,178	3,051,984
Westgold Resources Ltd.[a,b]	1,246,022	1,396,731
Whitehaven Coal Ltd.	2,220,563	7,744,004
WiseTech Global Ltd.[a]	415,727	3,150,667
WorleyParsons Ltd.	1,072,958	13,169,333

		703,480,757
AUSTRIA — 0.85%
AT&S Austria Technologie & Systemtechnik AG	116,338	2,888,498
BUWOG AG	140,022	4,912,827
CA Immobilien Anlagen AG	315,120	10,942,116
EVN AG	172,014	3,528,906
FACC AGb	156,952	3,896,882
IMMOFINANZ AG	3,055,999	8,026,964
Kapsch TrafficCom AG	31,565	1,405,342
Lenzing AG	53,090	6,212,279
Oesterreichische Post AG	126,948	6,113,667
S IMMO AG	498,283	9,873,213
Schoeller-Bleckmann Oilfield Equipment AGb	60,506	7,522,330
Telekom Austria AG	546,459	5,215,828
UNIQA Insurance Group AG	529,422	6,351,698
Wienerberger AG	588,028	14,848,510
Zumtobel Group AG	177,367	1,607,210

		93,346,270
BELGIUM — 1.94%
Ablynx NVb	282,622	15,290,745
Ackermans & van Haaren NV	123,425	22,338,476
Aedifica SA	117,449	10,671,016
AGFA-Gevaert NVb	1,070,016	3,831,837
Barco NV	86,989	11,266,725
Befimmo SA	109,345	7,107,548
Bekaert SA	165,775	6,986,089
bpost SA	341,550	7,498,041
Cie. d’Entreprises CFE	27,237	3,435,567
Cofinimmo SA	91,997	12,226,578
D’ieteren SA/NV	106,040	4,517,422

Security	Shares	Value
Econocom Group SA/NV	612,654	$3,960,114
Elia System Operator SA/NV	158,396	10,027,994
Euronav NVa	533,122	4,325,250
EVS Broadcast Equipment SA	75,330	2,480,122
Exmar NVa,b	260,583	1,826,050
Fagron[a,b]	165,000	2,850,746
Galapagos NVa,b	179,600	16,235,386
Gimv NV	90,233	5,418,267
Intervest Offices & Warehouses NV	144,443	4,153,479
Ion Beam Applications[a]	95,249	1,955,205
KBC Ancora	146,692	8,905,967
Kinepolis Group NV	69,703	4,876,055
Melexis NV	74,494	7,114,785
Nyrstar NVa,b	329,920	2,288,016
Ontex Group NV	299,423	7,698,310
Orange Belgium SA	153,380	3,191,100
Sofina SA	43,472	7,605,307
Tessenderlo Group SAb	179,757	7,557,944
Warehouses De Pauw CVA	56,815	7,001,672

		214,641,813
DENMARK — 1.77%
ALK-Abello A/Sa,b	42,276	5,374,780
Alm Brand A/S	424,581	4,502,866
Amagerbanken A/S NVS[b,c]	130,550	—
Ambu A/S Series B	627,840	14,620,227
Bang & Olufsen A/Sb	262,005	6,492,077
Bavarian Nordic A/Sa,b	138,575	3,807,827
D/S Norden A/Sa,b	119,377	2,189,445
Dfds A/S	136,846	8,556,967
FLSmidth & Co. A/S	157,560	9,770,450
GN Store Nord A/S	678,956	23,936,016
IC Group A/S	63,704	1,677,658
Jyske Bank A/S Registered	281,057	16,904,485
Matas A/S	187,395	2,163,658
Nilfisk Holding A/Sb	119,995	5,895,986
NKT A/Sa,b	119,995	3,586,239
Per Aarsleff Holding A/S	97,841	3,673,014
Rockwool International A/S Class B	29,745	8,991,053
Royal Unibrew A/S	211,623	14,070,108
Schouw & Co. A/S	70,314	6,938,300
SimCorp A/S	218,890	15,944,701
Solar A/S Class B	33,943	2,190,705
Spar Nord Bank A/S	344,480	3,949,427
Sydbank A/S	326,649	12,119,593
Topdanmark A/S	318,205	15,026,197
TORM PLC	162,693	1,303,306
Zealand Pharma A/Sb	128,316	1,939,311

		195,624,396
FINLAND — 1.49%
Amer Sports OYJ	612,616	18,800,121
Cargotec OYJ Class B	135,189	6,912,348
Caverion OYJ[a,b]	446,976	3,745,150
Citycon OYJ	1,300,291	2,983,349

331

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL-CAP ETF

April 30, 2018

Security	Shares	Value
Cramo OYJ	155,379	$3,656,957
DNA OYJ	345,244	8,100,540
F-Secure OYJ	531,745	2,380,292
Finnair OYJ	192,589	2,636,331
Huhtamaki OYJ	489,422	20,010,246
Kemira OYJ	336,930	4,526,714
Kesko OYJ Class B	262,913	15,469,619
Konecranes OYJ	247,460	10,159,375
Metsa Board OYJ	720,105	8,099,983
Oriola OYJ Class B	696,170	2,350,908
Outokumpu OYJ	1,250,210	8,126,505
Outotec OYJ[b]	750,084	6,856,695
Ramirent OYJ	312,012	2,725,513
Sanoma OYJ	328,351	3,665,632
Stockmann OYJ Abp Class Ba,b	175,412	851,969
Technopolis OYJ	769,049	3,609,804
Tieto OYJ	295,268	10,609,525
Uponor OYJ	329,333	5,765,570
Valmet OYJ	497,615	9,475,197
YIT OYJ[a]	512,063	3,452,202

		164,970,545
FRANCE — 3.72%
AB Science SA NVS[a,b]	131,565	782,703
Air France-KLM NVS[b]	701,140	6,893,837
Albioma SA	192,052	4,756,760
ALD SAb,d	117,461	1,989,667
Alten SA NVS	120,165	11,948,583
Altran Technologies SA NVS[a]	1,169,755	18,090,204
APERAM SA	194,950	9,508,688
Assystem NVS	46,336	1,561,929
Axway Software SA NVS	48,952	1,200,619
Beneteau SA NVS	145,046	3,287,586
Boiron SA NVS	28,978	2,587,328
Bonduelle SCA NVS	69,118	3,081,457
Cellectis SA NVS[a,b]	114,877	3,350,495
Cie. Plastic Omnium SA NVS	246,222	11,851,812
Coface SAb	408,196	5,188,276
DBV Technologies SAa,b	81,943	3,665,109
Derichebourg SA NVS	688,716	6,103,499
Elior Group SAd	388,335	7,943,320
Elis SA NVS	732,149	17,532,414
Eramet NVS[b]	32,228	5,610,944
Esso SA Francaise[b]	30,374	1,842,232
Euronext NVd	239,181	17,165,312
Europcar Groupe SA NVS[d]	388,644	4,540,640
FFP NVS	33,842	4,096,966
Fnac Darty SAb	69,834	7,509,232
Gaztransport Et Technigaz SA	106,040	6,578,831
Genfit NVS[a,b]	129,998	3,690,992
Guerbet NVS[a]	30,575	1,939,386
Haulotte Group SA	229,658	4,533,903
ID Logistics Group NVS[b]	13,037	2,324,891
Innate Pharma SAa,b	190,643	1,463,777
Interparfums SA NVS	51,398	2,375,288
IPSOS NVS	159,132	6,056,290
Jacquet Metal Service SA NVS	209,717	8,120,827
Korian SA	174,859	6,126,671
LISI NVS	69,733	2,578,092

Security	Shares	Value
Maisons du Monde SAd	179,305	$7,296,306
Manitou BF SA	60,854	2,771,846
Marie Brizard Wine & Spirits SA NVS[a,b]	125,133	1,207,973
Mercialys SA	247,517	4,739,940
Mersen SA NVS	69,816	3,289,714
Metropole Television SA	215,546	5,312,620
Naturex NVS[b]	36,398	5,910,380
Neopost SA	115,091	3,109,222
Nexans SA	122,625	6,487,727
Nexity SA	157,562	9,851,456
Oeneo SA NVS	179,415	2,165,523
Orpea NVS	221,429	28,451,855
Parrot SAa,b	103,998	693,590
Pierre & Vacances SA NVS[b]	43,058	2,125,125
Rallye SA NVS	120,204	1,879,281
Rubis SCA	328,688	25,614,280
Sartorius Stedim Biotech NVS	111,068	10,386,483
SOITEC NVS[b]	76,564	6,244,059
Solocal Group NVS[a,b]	1,933,981	2,486,179
Sopra Steria Group NVS	62,967	13,457,966
SPIE SA NVS	355,590	8,046,850
Ste Industrielle d’Aviation Latecoere SA NVS[b]	315,982	2,053,918
Synergie SA NVS	41,468	2,545,162
Tarkett SA NVS	92,305	2,730,079
Technicolor SA Registered	1,566,116	2,567,689
Television Francaise 1	508,383	6,357,260
Trigano SA NVS	45,446	8,587,584
Vallourec SA NVS[a,b]	1,903,813	11,500,928
Vicat SA NVS	66,341	4,893,350
Virbac SA NVS[b]	18,165	2,835,545
Worldline SA/France NVS[b,d]	145,877	7,363,662

		410,842,112
GERMANY — 5.60%
Aareal Bank AG	227,250	11,388,886
ADLER Real Estate AGb	110,334	2,050,238
ADO Properties SAd	177,902	9,792,715
ADVA Optical Networking SEa,b	205,514	1,420,287
AIXTRON SEa,b	493,062	7,062,227
alstria office REIT AG	456,606	6,873,821
Amadeus Fire AG	30,647	3,358,411
Aumann AGb,d	8,410	509,064
AURELIUS Equity Opportunities SE & Co KGaA[a]	106,040	8,052,182
Aurubis AG	169,883	15,213,317
BayWa AG	46,502	1,626,518
Bechtle AG	119,281	10,124,095
Bertrandt AG	28,417	3,184,423
Bilfinger SEa	119,119	5,699,212
Borussia Dortmund GmbH & Co. KGaA[a]	592,944	3,925,842
CANCOM SE	76,166	8,990,716
Carl Zeiss Meditec AG Bearer[a]	145,868	9,922,178
CECONOMY AG	756,852	8,500,523
CENTROTEC Sustainable AG	103,121	1,657,057
CompuGroup Medical SE	103,532	5,408,775
CTS Eventim AG & Co. KGaA	189,807	8,906,971
Deutsche Euroshop AG	143,348	5,161,150

332

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL-CAP ETF

April 30, 2018

Security	Shares	Value
Deutsche Pfandbriefbank AGd	457,744	$7,432,938
Deutz AG	563,364	5,472,474
Dialog Semiconductor PLC[a,b]	326,778	7,002,008
Diebold Nixdorf AGb	89,521	7,127,692
DMG Mori AG	168,479	9,719,809
Draegerwerk AG & Co. KGaA	20,643	1,271,984
Duerr AGa	102,696	10,233,891
ElringKlinger AGa	130,263	2,370,198
Evotec AGa,b	542,895	8,832,035
Ferratum OYJ	78,892	2,540,205
Freenet AGa	474,698	15,095,304
Gerresheimer AG	148,364	12,117,522
GFT Technologies SE	70,581	1,125,642
Grammer AGa	49,626	3,207,758
Grand City Properties SA	478,644	11,565,947
GRENKE AGa	119,082	14,078,148
Hamborner REIT AG	230,180	2,591,923
Hapag-Lloyd AGa,b,d	178,895	7,694,613
Heidelberger Druckmaschinen AGa,b	1,334,686	4,979,606
Indus Holding AG	75,402	5,411,378
Isra Vision AG	8,410	1,863,519
Jenoptik AG	203,279	7,417,167
Kloeckner & Co. SE	434,383	5,300,695
Koenig & Bauer AGa	57,894	4,763,424
Krones AGa	58,787	7,557,210
KWS Saat SEa	10,623	3,843,993
LEG Immobilien AG	276,040	31,863,674
Leoni AG	139,168	8,753,508
Manz AGa,b	25,559	1,051,477
MLP SEa	508,487	3,090,199
MorphoSys AGb	107,712	11,191,831
Nemetschek SE	71,986	8,679,949
Nordex SEa,b	291,924	3,357,727
Norma Group SE	128,477	9,461,014
PATRIZIA Immobilien AGb	279,114	5,591,196
Pfeiffer Vacuum Technology AG	47,118	6,979,365
Rational AG	13,955	8,758,989
Rheinmetall AG	172,351	22,624,663
RHOEN-KLINIKUM AG	308,408	10,097,957
RIB Software SEa	178,203	4,732,398
Rocket Internet SEa,b,d	224,848	6,595,934
S&T AG	183,338	4,740,289
SAF-Holland SAa	227,250	4,239,257
Salzgitter AG	174,023	9,581,296
Scout24 AGd	299,048	15,514,634
SGL Carbon SEb	244,849	3,304,381
Siltronic AG	97,425	15,737,669
Sixt SEa	60,566	7,152,935
SLM Solutions Group AGa,b	64,639	2,616,243
SMA Solar Technology AGa	63,922	3,950,341
Software AG	283,564	13,998,711
STADA Arzneimittel AG	100,307	10,160,641
STRATEC Biomedical AGa	35,681	3,254,787
Stroeer SE & Co. KGaA[a]	121,789	8,939,082
Suedzucker AGa	330,023	5,498,536
TAG Immobilien AG	468,612	9,902,431
Takkt AG	183,589	3,801,860
TLG Immobilien AG	278,548	8,023,150
Vossloh AGa,b	61,407	3,116,060
VTG AGa	59,662	3,423,970

Security	Shares	Value
Wacker Chemie AG	73,658	$13,304,535
Wacker Neuson SE	122,625	3,958,713
XING SEa	20,643	6,422,271
zooplus AGa,b	26,401	5,486,399

		618,403,763
GREECE — 0.00%
Marfin Popular Bank Public Co. Ltd. NVS[b,c]	1	—

		—
HONG KONG — 2.03%
Bright Smart Securities & Commodities Group Ltd.[a]	4,628,000	1,527,286
Brightoil Petroleum Holdings Ltd.[a,b,c]	12,938,512	2,110,190
Cafe de Coral Holdings Ltd.[a]	3,134,000	7,706,967
Champion REIT	16,927,000	11,991,733
China LNG Group Ltd.[a,b]	10,961,999	1,550,386
Chow Sang Sang Holdings International Ltd.	1,472,000	3,233,495
Citic Telecom International Holdings Ltd.	8,103,000	2,395,306
CK Life Sciences International Holdings Inc.[a]	21,586,000	1,567,741
CMBC Capital Holdings Ltd.[a]	43,290,000	3,419,845
CSI Properties Ltd.	62,130,000	4,037,371
Dah Sing Banking Group Ltd.	2,609,600	6,217,886
Dah Sing Financial Holdings Ltd.	626,800	4,208,882
Emperor Capital Group Ltd.	18,228,000	1,416,759
Esprit Holdings Ltd.[a,b]	8,709,700	3,018,556
Freeman FinTech Corp. Ltd.[b]	44,320,000	6,607,129
Giordano International Ltd.	7,996,000	4,910,741
Global Brands Group Holding Ltd.[a,b]	21,456,000	1,066,205
Great Eagle Holdings Ltd.	1,567,000	7,946,561
Guotai Junan International Holdings Ltd.[a]	12,283,000	3,709,198
Haitong International Securities Group Ltd.	8,208,000	4,831,773
HKBN Ltd.	4,887,500	6,850,253
Hopewell Holdings Ltd.	2,420,000	8,618,354
Hutchison Telecommunications Hong Kong Holdings Ltd.[a]	11,364,000	4,199,102
Johnson Electric Holdings Ltd.	2,176,250	7,597,777
Kerry Logistics Network Ltd.	2,841,000	4,343,898
Lai Sun Development Co. Ltd.	2,592,353	4,029,778
Landing International Development Ltd.[b]	338,010,000	7,752,276
Luk Fook Holdings International Ltd.	1,567,000	6,578,874
Man Wah Holdings Ltd.[a]	6,628,400	4,932,291
Mason Group Holdings Ltd.[a,b]	121,064,800	3,223,973
Melco International Development Ltd.	3,998,000	14,951,269
NewOcean Energy Holdings Ltd.[a,b]	6,312,000	1,471,788
OP Financial Ltd.[a]	896,000	358,480
Pacific Basin Shipping Ltd.[b]	12,008,000	3,213,047
Pacific Textiles Holdings Ltd.[a]	3,440,000	3,155,863
Prosperity REIT	10,365,000	4,278,992
Sa Sa International Holdings Ltd.	4,628,000	2,889,459
Shun Tak Holdings Ltd.	9,680,000	4,008,537
SITC International Holdings Co. Ltd.	6,213,000	6,649,788
SmarTone Telecommunications Holdings Ltd.[a]	1,999,000	2,119,158
Television Broadcasts Ltd.	1,391,400	4,432,198
Texwinca Holdings Ltd.[a]	2,944,000	1,481,706
Town Health International Medical Group Ltd.[a,c]	7,626,000	48,584
United Laboratories International Holdings Ltd. (The)[a,b]	2,944,000	3,199,735

333

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL-CAP ETF

April 30, 2018

Security	Shares	Value
Value Partners Group Ltd.[a]	4,795,000	$4,582,232
Vision Fame International Holding Ltd.[a,b]	4,014,133	114,057
VSTECS Holdings Ltd.	6,952,000	3,640,649
VTech Holdings Ltd.	820,800	10,055,735
Xinyi Automobile Glass Hong Kong Enterprises Ltd.[b]	1	—
Xinyi Glass Holdings Ltd.[a]	7,996,000	11,655,368

		223,907,231
IRELAND — 1.08%
C&C Group PLC	1,732,036	6,529,052
Cairn Homes PLC NVS[b]	359,948	785,409
Dalata Hotel Group PLC[b]	765,141	6,101,323
Glanbia PLC	821,444	13,894,553
Green REIT PLC	2,560,200	4,695,526
Hibernia REIT PLC	3,488,968	6,255,607
Irish Continental Group PLC	723,981	4,898,395
Kingspan Group PLC	640,284	29,009,651
Origin Enterprises PLC	568,285	3,666,452
Permanent TSB Group Holdings PLC[b]	717,499	1,517,043
Smurfit Kappa Group PLC	993,017	42,423,601

		119,776,612
ISRAEL — 1.48%
Africa Israel Properties Ltd.[b]	114,026	2,641,560
Airport City Ltd.[b]	518,531	5,943,524
Alony Hetz Properties & Investments Ltd.	520,485	4,629,234
Amot Investments Ltd.	548,641	2,711,259
B Communications Ltd.[b]	57,115	701,020
Bayside Land Corp.	4,765	2,073,985
Caesarstone Ltd.	98,611	1,819,373
Cellcom Israel Ltd.[a,b]	254,481	1,743,505
Clal Insurance Enterprises Holdings Ltd.[b]	169,454	2,664,807
CyberArk Software Ltd.[a,b]	118,025	6,486,654
Delek Automotive Systems Ltd.	209,275	1,501,843
Delek Group Ltd.	10,662	1,602,901
Electra Ltd./Israel	13,890	3,485,336
First International Bank of Israel Ltd.	179,039	3,699,811
Gazit-Globe Ltd.	321,955	3,051,409
Harel Insurance Investments & Financial Services Ltd.	605,449	4,410,578
IDI Insurance Co. Ltd.[a]	38,900	2,349,418
Israel Discount Bank Ltd. Class Ab	4,414,829	12,258,301
Ituran Location and Control Ltd.	170,974	5,360,035
Jerusalem Oil Exploration[b]	105,193	5,894,232
Kenon Holdings Ltd./Singapore	118,446	1,844,556
Kornit Digital Ltd.[a,b]	120,977	1,760,215
Matrix IT Ltd.	386,753	4,261,066
Mazor Robotics Ltd.[b]	187,337	5,092,292
Melisron Ltd.	116,274	4,766,795
Menora Mivtachim Holdings Ltd.	208,295	2,337,739
Naphtha Israel Petroleum Corp. Ltd.	516,626	3,253,769
Norstar Holdings Inc.	104,514	1,847,201
Oil Refineries Ltd.	4,150,159	1,801,759
Orbotech Ltd.[b]	167,702	9,797,151
Partner Communications Co. Ltd.[b]	438,693	1,811,884
Paz Oil Co. Ltd.	25,651	3,739,389
Phoenix Holdings Ltd. (The)[b]	555,903	2,855,301
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	79,794	3,652,706
Sapiens International Corp. NVa	154,324	1,380,290

Security	Shares	Value
Shikun & Binui Ltd.	779,716	$1,324,340
Shufersal Ltd.	682,378	3,927,860
SodaStream International Ltd.[b]	86,331	8,157,416
Strauss Group Ltd.	165,892	3,422,597
Tower Semiconductor Ltd.[b]	349,931	9,207,595
Wix.com Ltd.[a,b]	141,707	11,655,401

		162,926,107
ITALY — 4.18%
A2A SpA	6,155,225	12,400,762
ACEA SpA	197,072	3,469,150
Actelios SpA	355,743	866,064
Amplifon SpA	366,626	6,865,838
Anima Holding SpA[d]	1,423,402	10,266,927
Astaldi SpA NVS[a]	37,845	107,726
ASTM SpA	29,435	812,622
Autogrill SpA	738,141	9,453,307
Azimut Holding SpA	445,664	9,385,200
Banca Carige SpA[a,b]	227,403,995	2,472,744
Banca Generali SpA	287,744	9,358,795
Banca IFIS SpA	101,110	3,994,666
Banca Mediolanum SpA[a]	1,142,114	9,190,143
Banca Monte dei Paschi di Siena SpA[a,b]	783,969	2,540,366
Banca Popolare di Sondrio SCPA	2,099,548	9,943,756
Banco BPM SpA[b]	6,022,738	21,950,069
Beni Stabili SpA SIIQ	6,874,760	6,516,120
Biesse SpA	79,798	4,222,841
BPER Banca[a]	1,987,058	11,504,452
Brembo SpA	592,689	8,772,059
Buzzi Unicem SpA	446,976	11,319,157
Cairo Communication SpA	350,648	1,584,461
Cerved Information Solutions SpA	781,336	9,496,737
CIR-Compagnie Industriali Riunite SpA	4,306,159	5,670,941
Credito Emiliano SpA	201,070	1,768,550
Credito Valtellinese SpA[b]	25,128,363	3,910,377
Danieli & C Officine Meccaniche SpA RSP NVS	294,433	5,649,052
Datalogic SpA	87,150	2,790,306
De’ Longhi SpA	247,057	7,402,654
DiaSorin SpA	118,445	11,212,290
Ei Towers SpA	58,787	3,402,165
El.En. SpA	36,887	1,458,227
Enav SpA[d]	1,035,540	5,660,152
ERG SpA	275,119	6,614,732
Fincantieri SpA NVS[b]	1,950,633	3,080,277
FinecoBank Banca Fineco SpA	1,389,975	16,632,449
GEDI Gruppo Editoriale SpA[a,b]	1,620,975	825,491
Geox SpA	415,861	1,401,816
Hera SpA	3,632,666	13,482,961
IMA Industria Macchine Automatiche SpA	61,690	6,007,426
Infrastrutture Wireless Italiane SpA[d]	856,316	6,905,958
Interpump Group SpA	344,058	10,965,919
Iren SpA	2,700,391	8,228,304
Italgas SpA	2,120,824	13,749,721
Italmobiliare SpA	57,916	1,570,918
Juventus Football Club SpA[a,b]	6,549,019	4,984,888
La Doria SpA	104,018	1,523,175

334

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL-CAP ETF

April 30, 2018

Security	Shares	Value
Maire Tecnimont SpA	690,846	$3,524,017
MARR SpA	350,717	10,601,876
Mediaset SpA[b]	2,498,659	9,947,203
Moncler SpA	647,858	29,305,845
OVS SpA[d]	497,971	2,123,818
Piaggio & C SpA	715,402	1,884,279
Prima Industrie SpA	3,480	173,437
RAI Way SpA[d]	405,559	2,293,182
Reply SpA	182,751	11,558,861
Saipem SpA[a,b]	1,727,544	6,624,828
Salini Impregilo SpA[a]	906,604	2,600,381
Salvatore Ferragamo SpA[a]	224,742	6,657,992
Saras SpA	1,707,242	4,079,998
Societa Cattolica di Assicurazioni SC	674,303	7,201,881
Societa Iniziative Autostradali e Servizi SpA	92,615	1,969,394
Technogym SpA NVS[d]	169,041	2,060,733
Tod’s SpA[a]	60,460	4,675,055
Unione di Banche Italiane SpA[a]	4,048,768	20,912,098
Unipol Gruppo SpA	2,123,722	11,418,164
Yoox Net-A-Porter Group SpA[b]	243,713	11,156,858

		462,162,611
JAPAN — 30.73%
77 Bank Ltd. (The)	322,500	7,984,030
Achilles Corp.	147,200	3,056,325
Activia Properties Inc.	2,482	11,000,868
Adastria Co. Ltd.	198,080	3,442,981
ADEKA Corp.	399,900	7,104,461
Advance Residence Investment Corp.	5,682	14,637,933
Advantest Corp.	820,600	19,647,905
Aeon Delight Co. Ltd.	88,600	3,105,150
AEON REIT Investment Corp.	6,199	6,429,852
Ai Holdings Corp.	231,400	6,189,699
Aica Kogyo Co. Ltd.	237,400	8,938,433
Aida Engineering Ltd.	315,600	3,694,618
Aiful Corp.[a,b]	1,984,200	6,709,198
Ain Holdings Inc.	115,600	7,711,949
Akebono Brake Industry Co. Ltd.[a,b]	704,900	1,816,603
Alpine Electronics Inc.	231,400	4,390,097
Amano Corp.	270,600	6,728,833
Anicom Holdings Inc.[a]	157,600	5,184,921
Anritsu Corp.	652,400	8,585,387
Aoyama Trading Co. Ltd.	241,800	9,314,023
Arcs Co. Ltd.	238,500	6,521,289
Ardepro Co. Ltd.[a]	1,215,000	699,520
Ariake Japan Co. Ltd.	94,500	8,117,889
Asahi Diamond Industrial Co. Ltd.	315,600	3,039,912
Asahi Holdings Inc.	103,200	1,894,711
Asahi Intecc Co. Ltd.	488,900	17,134,398
ASKA Pharmaceutical Co. Ltd.	147,200	2,245,162
ASKUL Corp.[a]	88,700	2,792,520
Autobacs Seven Co. Ltd.	326,500	6,176,422
Avex Inc.	229,000	3,166,342
Awa Bank Ltd. (The)	1,567,000	10,253,342
Azbil Corp.	415,100	19,346,676
Bank of Iwate Ltd. (The)	71,600	2,807,073
Bank of Nagoya Ltd. (The)[a]	156,700	5,835,527
Benefit One Inc.	322,500	7,568,472
Bic Camera Inc.	399,800	6,569,252

Security	Shares	Value
Broadleaf Co. Ltd.	633,200	$3,020,611
Bunka Shutter Co. Ltd.	400,700	3,984,113
Canon Marketing Japan Inc.	232,100	5,037,583
Capcom Co. Ltd.	633,200	12,169,245
Central Glass Co. Ltd.	152,300	3,617,342
Chiyoda Corp.	797,900	8,217,805
Chugoku Bank Ltd. (The)	414,400	4,813,364
Ci:z Holdings Co. Ltd.	177,800	8,562,998
Citizen Watch Co. Ltd.	1,146,400	8,590,797
CKD Corp.	315,600	6,653,774
Clarion Co. Ltd.	716,000	2,015,335
Colowide Co. Ltd.[a]	315,600	8,029,522
Comforia Residential REIT Inc.	3,210	7,360,192
COMSYS Holdings Corp.	484,000	13,490,519
COOKPAD Inc.[a]	258,000	1,504,263
Cosmo Energy Holdings Co. Ltd.	315,600	10,426,265
Cosmos Pharmaceutical Corp.	43,400	9,760,786
CyberAgent Inc.	484,000	26,715,650
Daido Steel Co. Ltd.	123,200	6,687,759
Daihen Corp.	716,000	5,574,887
Daiichikosho Co. Ltd.	160,900	8,454,878
Daikokutenbussan Co. Ltd.	86,200	4,450,811
Daikyo Inc.	147,200	3,208,335
Daio Paper Corp.[a]	399,800	5,608,344
Daiseki Co. Ltd.	151,000	4,705,597
Daishi Bank Ltd. (The)	241,800	10,849,788
Daiwa Office Investment Corp.	1,567	9,265,241
Daiwabo Holdings Co. Ltd.	147,200	6,699,164
DCM Holdings Co. Ltd.	399,800	3,982,472
Denka Co. Ltd.	344,000	12,291,889
Descente Ltd.	231,400	3,910,063
Dexerials Corp.	231,400	2,180,246
DIC Corp.	344,000	11,694,585
Digital Garage Inc.	206,400	6,875,284
Dip Corp.	147,200	3,575,578
DMG Mori Co. Ltd.	484,000	9,098,360
Dowa Holdings Co. Ltd.	172,000	6,491,752
Duskin Co. Ltd.	315,600	7,957,417
Ebara Corp.	349,600	13,386,557
EDION Corp.	484,000	5,688,133
en-japan Inc.	172,200	8,072,982
Euglena Co. Ltd.[a,b]	389,800	3,587,193
Exedy Corp.	231,400	7,845,502
Ezaki Glico Co. Ltd.	189,300	10,224,016
F@N Communications Inc.	380,900	2,394,875
Fancl Corp.	233,300	9,167,832
Financial Products Group Co. Ltd.	315,700	4,030,458
FP Corp.	91,500	5,652,639
Frontier Real Estate Investment Corp.	1,742	7,179,730
Fudo Tetra Corp.	1,651,100	2,821,619
Fuji Corp./Aichi	399,800	7,186,718
Fuji Oil Holdings Inc.	325,700	10,462,285
Fuji Seal International Inc.	242,700	9,071,446
Fuji Soft Inc.	147,200	5,696,980
Fujibo Holdings Inc.	71,600	2,767,814
Fujikura Ltd.	1,662,800	11,396,847
Fujimi Inc.	157,600	3,419,167

335

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL-CAP ETF

April 30, 2018

Security	Shares	Value
Fujitec Co. Ltd.	313,200	$4,353,459
Fujitsu General Ltd.	258,100	4,222,061
Fukuoka REIT Corp.	4,120	6,374,375
Funai Electric Co. Ltd.[a,b]	232,300	1,607,047
Funai Soken Holdings Inc.	267,060	6,252,755
Furukawa Co. Ltd.	147,200	2,971,577
Furukawa Electric Co. Ltd.	411,900	20,326,799
Futaba Industrial Co. Ltd.	620,500	4,973,073
Fuyo General Lease Co. Ltd.	71,600	4,861,668
Geo Holdings Corp.[a]	232,300	3,808,510
Global One Real Estate Investment Corp.	6,328	6,338,120
Glory Ltd.	326,900	11,262,627
GLP J-REIT	13,276	14,255,700
GMO Internet Inc.	399,700	7,360,251
GMO Payment Gateway Inc.	80,900	8,021,613
GNI Group Ltd.[a,b]	387,000	1,856,751
Gree Inc.	568,100	3,140,969
GS Yuasa Corp.	1,567,000	8,448,983
GungHo Online Entertainment Inc.[a]	2,419,600	7,319,055
Gunma Bank Ltd. (The)	1,329,300	7,774,750
Gunze Ltd.	74,800	4,600,448
Gurunavi Inc.	147,200	2,013,785
H2O Retailing Corp.	399,800	7,548,429
Hanwa Co. Ltd.	322,500	14,117,204
Harmonic Drive Systems Inc.[a]	156,700	7,518,163
Haseko Corp.	1,241,800	19,576,011
Hazama Ando Corp.	820,800	6,615,907
Heiwa Corp.	232,300	4,619,464
Heiwa Real Estate Co. Ltd.	315,600	7,400,773
Heiwa Real Estate REIT Inc.	6,560	6,276,738
Hiroshima Bank Ltd. (The)	623,400	4,751,342
HIS Co. Ltd.	231,400	8,469,335
Hitachi Capital Corp.	231,400	6,196,043
Hitachi Zosen Corp.	810,300	4,406,018
Hogy Medical Co. Ltd.	168,200	7,009,294
Hokkaido Electric Power Co. Inc.[a]	820,800	5,445,746
Hokkoku Bank Ltd. (The)	241,800	9,656,532
Hokuetsu Kishu Paper Co. Ltd.	652,400	4,078,059
Hokuhoku Financial Group Inc.	484,000	7,174,302
Hokuriku Electric Power Co.[a,b]	646,000	6,594,307
Horiba Ltd.	156,700	11,413,288
Hoshino Resorts REIT Inc.	892	4,385,616
Hosiden Corp.	399,800	4,793,581
House Foods Group Inc.	324,600	11,435,531
Hulic Reit Inc.	4,126	6,368,576
Hyakugo Bank Ltd. (The)	1,666,000	7,779,995
Hyakujushi Bank Ltd. (The)	2,418,000	8,176,011
Ibiden Co. Ltd.	433,000	7,166,214
IBJ Leasing Co. Ltd.	147,200	4,069,271
Ichigo Inc.[a]	1,228,800	5,480,049
Ichigo Office REIT Investment	7,524	5,590,141
IDOM Inc.	315,600	2,284,260
Iino Kaiun Kaisha Ltd.	703,700	3,504,834
Inabata & Co. Ltd.	315,600	4,845,401
Industrial & Infrastructure Fund Investment Corp.	6,554	7,253,273
Ines Corp.	316,500	3,404,345
Infomart Corp.	484,900	4,426,914
Internet Initiative Japan Inc.	147,200	2,783,247
Invesco Office J-Reit Inc.[a]	38,007	4,800,153
Invincible Investment Corp.	19,343	8,644,027

Security	Shares	Value
Iriso Electronics Co. Ltd.	154,200	$9,779,740
Iseki & Co. Ltd.	147,200	2,845,127
Ishihara Sangyo Kaisha Ltd.[b]	399,800	4,596,284
Istyle Inc.[a]	250,200	3,333,714
Ito En Ltd.	254,400	10,159,726
Itochu Techno-Solutions Corp.	487,400	10,111,017
Itoham Yonekyu Holdings Inc.	587,800	5,344,857
Itoki Corp.	315,600	2,119,863
Iwatani Corp.	152,300	5,629,915
Iyo Bank Ltd. (The)	996,100	7,892,335
Izumi Co. Ltd.[a]	241,800	15,976,367
J Trust Co. Ltd.[a]	315,600	2,232,345
Jaccs Co. Ltd.	152,300	3,451,716
Jafco Co. Ltd.	156,700	6,888,069
Japan Display Inc.[a,b]	1,980,700	2,624,642
Japan Excellent Inc.	6,524	8,478,070
Japan Hotel REIT Investment Corp.	16,353	12,374,032
Japan Lifeline Co. Ltd.	297,900	8,793,393
Japan Logistics Fund Inc.	4,840	9,806,059
Japan Petroleum Exploration Co. Ltd.	147,200	3,829,823
Japan Rental Housing Investments Inc.	8,571	6,673,513
Japan Securities Finance Co. Ltd.	977,500	6,431,803
Japan Steel Works Ltd. (The)	315,600	10,383,002
JINS Inc.[a]	156,600	8,500,836
Juroku Bank Ltd. (The)	241,800	6,388,337
JVC Kenwood Corp.	894,480	3,130,782
K’s Holdings Corp.	801,640	11,589,623
kabu.com Securities Co. Ltd.	1,144,700	4,173,958
Kadokawa Dwango[a,b]	244,067	2,524,870
Kagome Co. Ltd.	509,800	18,379,356
Kaken Pharmaceutical Co. Ltd.	130,900	7,751,720
Kanamoto Co. Ltd.	98,000	3,362,943
Kanematsu Corp.	303,500	4,648,536
Kawasaki Kisen Kaisha Ltd.[a,b]	399,800	9,243,719
Keihin Corp.	172,000	3,395,202
Keiyo Bank Ltd. (The)	2,418,000	11,070,761
Kenedix Inc.	1,397,000	8,094,110
Kenedix Office Investment Corp.	1,728	10,611,981
Kenedix Residential Next Investment Corp.	3,106	4,575,620
Kenedix Retail REIT Corp.	2,416	5,113,508
Kewpie Corp.	484,000	11,283,381
Kinden Corp.	820,800	14,326,964
Kintetsu World Express Inc.	147,200	2,745,581
Kitz Corp.	810,300	6,790,451
Kiyo Bank Ltd. (The)	484,000	7,886,425
KLab Inc.[a]	170,100	2,911,559
Koa Corp.	315,600	6,922,001
Kobayashi Pharmaceutical Co. Ltd.	252,900	21,332,118
Kokuyo Co. Ltd.	403,800	7,284,452
Komeri Co. Ltd.	231,400	6,183,355
Komori Corp.	231,400	2,949,993
Konishi Co. Ltd.	232,300	3,791,527
Kumagai Gumi Co. Ltd.	159,900	5,450,555
KYB Corp.	71,600	3,461,403
Kyodo Printing Co. Ltd.	87,300	2,672,653
KYORIN Holdings Inc.	239,500	4,692,602
Kyoritsu Maintenance Co. Ltd.[a]	95,300	4,502,637

336

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL-CAP ETF

April 30, 2018

Security	Shares	Value
Kyowa Exeo Corp.	399,800	$10,412,886
Kyudenko Corp.	186,300	8,734,010
Laox Co. Ltd.[b]	231,400	1,086,951
LaSalle Logiport REIT	6,655	6,829,852
Lasertec Corp.	179,300	5,980,763
Leopalace21 Corp.	1,325,700	11,521,505
Lifull Co. Ltd.	317,400	2,587,350
Lintec Corp.	178,100	5,151,350
Macnica Fuji Electronics Holdings Inc.	184,950	3,175,884
Maeda Corp.	797,900	9,858,449
Maeda Kosen Co. Ltd.	233,200	3,550,479
Maeda Road Construction Co. Ltd.	227,300	4,910,552
Makino Milling Machine Co. Ltd.	716,000	6,785,396
Maruha Nichiro Corp.	326,900	11,008,695
Marusan Securities Co. Ltd.[a]	484,000	4,617,738
Marvelous Inc.[a]	235,300	2,019,161
Matsui Securities Co. Ltd.	484,000	4,723,893
Matsumotokiyoshi Holdings Co. Ltd.	340,600	15,205,218
Matsuya Co. Ltd.[a]	231,400	2,969,025
MCUBS MidCity Investment Corp.	12,230	9,220,699
Megmilk Snow Brand Co. Ltd.	246,500	7,422,595
Meidensha Corp.	716,000	2,826,703
Meitec Corp.	241,800	13,280,494
Micronics Japan Co. Ltd.[a]	160,000	1,786,795
Ministop Co. Ltd.	238,300	4,945,664
Miraca Holdings Inc.	253,700	9,899,922
Mirait Holdings Corp.	315,600	5,001,146
Misawa Homes Co. Ltd.	231,400	1,960,318
Mitsuba Corp.	147,200	2,155,032
Mitsubishi Logistics Corp.	165,100	3,820,271
Mitsubishi Steel Manufacturing Co. Ltd.	231,400	5,610,274
Mitsui E&S Holdings Co. Ltd.[b]	315,600	5,422,234
Mitsui Mining & Smelting Co. Ltd.	326,900	13,906,507
Miura Co. Ltd.	399,800	12,184,903
Mizuno Corp.	322,500	10,447,910
Modec Inc.	71,600	1,902,136
Monex Group Inc.[a]	1,145,770	6,533,795
MonotaRO Co. Ltd.[a]	326,900	11,426,936
Mori Hills REIT Investment Corp.	6,694	8,594,992
Mori Trust Sogo REIT Inc.	4,840	7,222,956
Morinaga & Co. Ltd./Japan	185,800	9,050,162
Morinaga Milk Industry Co. Ltd.	166,300	7,317,656
MOS Food Services Inc.	245,700	7,443,413
Musashino Bank Ltd. (The)	241,800	8,054,476
Nachi-Fujikoshi Corp.	716,000	3,729,678
Nagase & Co. Ltd.	568,200	9,725,735
Nakanishi Inc.	264,500	5,525,675
Namura Shipbuilding Co. Ltd.	315,600	1,955,465
Nankai Electric Railway Co. Ltd.	492,700	13,125,159
NanoCarrier Co. Ltd.[a,b]	232,300	1,475,426
Nanto Bank Ltd. (The)	156,700	4,353,374
NET One Systems Co. Ltd.	527,600	8,500,423
NHK Spring Co. Ltd.	879,000	9,703,742
Nichi-Iko Pharmaceutical Co. Ltd.[a]	249,300	3,989,256
Nichicon Corp.	399,800	4,526,865
Nichiha Corp.	156,700	6,229,335
Nichirei Corp.	568,200	16,434,572
Nifco Inc./Japan	485,600	17,107,498
Nihon Kohden Corp.	399,800	11,454,174
Nihon M&A Center Inc.	655,800	19,237,999

Security	Shares	Value
Nihon Nohyaku Co. Ltd.	392,300	$2,549,009
Nihon Parkerizing Co. Ltd.	652,400	10,344,199
Nihon Unisys Ltd.	317,800	6,618,837
Nikkiso Co. Ltd.	399,800	4,556,094
Nikkon Holdings Co. Ltd.	484,000	12,911,090
Nippo Corp.	168,200	3,859,723
Nippon Accommodations Fund Inc.	1,764	7,891,049
Nippon Denko Co. Ltd.	336,400	1,128,250
Nippon Gas Co. Ltd.	172,700	8,522,550
Nippon Kayaku Co. Ltd.	797,900	9,996,992
Nippon Light Metal Holdings Co. Ltd.	2,806,700	7,540,962
Nippon Paper Industries Co. Ltd.	430,000	8,240,439
Nippon Parking Development Co. Ltd.	1,959,700	3,295,269
NIPPON REIT Investment Corp.	2,587	7,860,886
Nippon Seiki Co. Ltd.	231,200	4,451,802
Nippon Sharyo Ltd.[a,b]	1,567,000	4,224,492
Nippon Sheet Glass Co. Ltd.[b]	399,800	3,273,665
Nippon Shinyaku Co. Ltd.	209,300	15,607,841
Nippon Shokubai Co. Ltd.	156,700	10,654,311
Nippon Soda Co. Ltd.	1,566,000	9,016,038
Nippon Steel & Sumikin Bussan Corp.	71,600	3,932,520
Nippon Suisan Kaisha Ltd.	1,480,600	8,037,253
Nipro Corp.	549,000	7,922,056
Nishi-Nippon Financial Holdings Inc.	652,400	7,840,128
Nishi-Nippon Railroad Co. Ltd.	322,500	8,959,561
Nishimatsu Construction Co. Ltd.	172,000	4,739,136
Nishimatsuya Chain Co. Ltd.	399,800	4,910,498
Nishio Rent All Co. Ltd.	156,700	4,668,421
Nissan Shatai Co. Ltd.	399,800	4,282,071
Nissha Co. Ltd.	147,200	3,480,068
Nisshin OilliO Group Ltd. (The)	322,500	9,283,756
Nisshin Steel Co. Ltd.	399,800	5,319,706
Nisshinbo Holdings Inc.	602,000	8,510,797
Nissin Electric Co. Ltd.	231,400	2,330,389
Nitto Boseki Co. Ltd.	322,500	6,979,027
Nitto Kogyo Corp.	147,200	2,533,037
Noevir Holdings Co. Ltd.	94,300	6,790,807
NOF Corp.	394,400	11,768,024
Nojima Corp.	147,200	3,641,493
Nomura Co. Ltd.	231,400	4,656,548
North Pacific Bank Ltd.	2,020,000	6,830,249
NSD Co. Ltd.	529,740	11,076,492
NTN Corp.	2,499,900	11,034,514
NTT Urban Development Corp.	180,700	2,131,905
Obara Group Inc.	71,600	4,246,598
Ogaki Kyoritsu Bank Ltd. (The)	241,800	6,107,701
Okasan Securities Group Inc.	716,000	4,102,646
Oki Electric Industry Co. Ltd.	357,100	4,829,865
Okinawa Electric Power Co. Inc. (The)	302,160	9,195,273
OKUMA Corp.	152,300	8,726,717
Okumura Corp.	157,800	6,539,849
OncoTherapy Science Inc.[a,b]	963,700	1,893,493
Open House Co. Ltd.	147,200	8,232,707
Orient Corp.[a]	2,317,600	3,579,387
Orix JREIT Inc.	11,042	16,821,580
OSG Corp.	399,800	8,871,048
OSJB Holdings Corp.[a]	1,226,600	3,598,251

337

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL-CAP ETF

April 30, 2018

Security	Shares	Value
Outsourcing Inc.	421,300	$7,099,632
Pacific Metals Co. Ltd.[a,b]	71,600	2,519,168
Paramount Bed Holdings Co. Ltd.	74,100	3,683,838
Penta-Ocean Construction Co. Ltd.	1,395,500	11,031,369
Pepper Food Service Co. Ltd.	97,400	5,625,479
PeptiDream Inc.[a,b]	348,200	14,128,472
Pigeon Corp.	547,400	25,662,892
Pilot Corp.	159,500	8,716,564
Pioneer Corp.[a,b]	2,030,700	3,173,404
Plenus Co. Ltd.[a]	84,100	1,450,278
Premier Investment Corp.	7,375	7,218,300
Press Kogyo Co. Ltd.	810,300	4,680,006
Prima Meat Packers Ltd.	916,000	5,600,219
Proto Corp.[a]	244,100	3,513,434
Qol Co. Ltd.	156,300	3,210,988
Raito Kogyo Co. Ltd.	313,200	3,408,921
Relia Inc.	242,300	3,080,094
Relo Group Inc.	518,300	11,680,400
Rengo Co. Ltd.	820,800	7,065,968
Resorttrust Inc.	399,800	8,308,387
Ricoh Leasing Co. Ltd.	71,600	2,391,574
Ringer Hut Co. Ltd.	231,400	5,625,077
Riso Kagaku Corp.	147,200	2,948,708
Rohto Pharmaceutical Co. Ltd.	413,900	12,085,086
Round One Corp.	484,000	7,041,608
Ryobi Ltd.	152,300	3,885,964
Ryosan Co. Ltd.	156,700	5,842,687
S Foods Inc.	116,500	4,902,742
Sac’s Bar Holdings Inc.[a]	232,300	2,488,057
Saizeriya Co. Ltd.	231,400	5,356,511
Sakata Seed Corp.	163,900	6,013,786
San-in Godo Bank Ltd. (The)	905,000	8,526,891
SanBio Co. Ltd.[b]	88,100	2,447,558
Sangetsu Corp.	237,900	4,915,622
Sanken Electric Co. Ltd.	716,000	4,606,479
Sanki Engineering Co. Ltd.	315,600	3,518,684
Sankyo Tateyama Inc.	152,200	2,258,833
Sankyu Inc.	322,500	15,679,232
Sanwa Holdings Corp.	1,073,400	13,821,527
Sanyo Special Steel Co. Ltd.	152,300	3,881,788
Sapporo Holdings Ltd.	316,300	9,047,466
Sato Holdings Corp.	99,600	2,798,903
Sawai Pharmaceutical Co. Ltd.	168,400	7,294,640
SCREEN Holdings Co. Ltd.	172,000	14,162,394
SCSK Corp.	241,880	10,367,075
Seikagaku Corp.	232,300	3,857,337
Seiko Holdings Corp.	152,300	3,976,432
Seino Holdings Co. Ltd.	652,400	12,240,139
Seiren Co. Ltd.	317,400	6,131,904
Sekisui House Residential Investment Corp. NVS[b]	5,658	5,775,633
Senshu Ikeda Holdings Inc.	1,192,980	4,709,777
Septeni Holdings Co. Ltd.[a]	820,800	2,115,290
Seria Co. Ltd.[a]	188,600	9,238,255
Shibuya Corp.	71,600	2,450,464
Shiga Bank Ltd. (The)	1,567,000	7,933,452
Shikoku Electric Power Co. Inc.	738,400	9,386,469
Shima Seiki Manufacturing Ltd.	156,700	9,966,936
Shimachu Co. Ltd.	315,600	10,195,531
Shinko Electric Industries Co. Ltd.	308,700	2,417,692
Shinko Plantech Co. Ltd.	399,800	3,763,253

Security	Shares	Value
Shinmaywa Industries Ltd.	277,400	$3,113,066
Ship Healthcare Holdings Inc.	179,200	6,231,263
SHO-BOND Holdings Co. Ltd.	89,400	6,764,743
Shochiku Co. Ltd.	21,700	3,188,814
Showa Corp.	315,600	4,724,266
Showa Denko KK	568,200	18,978,945
Sinanen Holdings Co. Ltd.	147,200	3,792,157
SKY Perfect JSAT Holdings Inc.	1,119,700	5,106,057
Skylark Co. Ltd.[a]	445,700	6,557,706
SMS Co. Ltd.	173,000	6,561,115
Sodick Co. Ltd.	231,400	2,863,291
Sojitz Corp.	5,467,200	18,036,639
Sosei Group Corp.[a,b]	86,000	5,957,322
Sotetsu Holdings Inc.	492,700	14,138,250
SPARX Group Co. Ltd.	887,000	2,415,591
Square Enix Holdings Co. Ltd.	399,800	16,660,617
Star Micronics Co. Ltd.	315,600	5,664,504
Sugi Holdings Co. Ltd.	172,900	10,080,896
Sumitomo Bakelite Co. Ltd.	1,567,000	14,177,108
Sumitomo Forestry Co. Ltd.	652,400	10,833,089
Sumitomo Mitsui Construction Co. Ltd.	695,180	4,256,528
Sumitomo Osaka Cement Co. Ltd.	1,567,000	7,174,476
Sumitomo Warehouse Co. Ltd. (The)	1,566,000	10,747,690
Tadano Ltd.	652,400	10,075,906
Taikisha Ltd.	88,600	3,093,004
Taiyo Yuden Co. Ltd.	484,000	8,620,663
Takara Bio Inc.	250,400	4,876,421
Takara Holdings Inc.	843,100	10,185,773
Takara Leben Co. Ltd.	484,000	2,056,751
Takasago Thermal Engineering Co. Ltd.	231,400	4,396,441
Takeuchi Manufacturing Co. Ltd.	147,200	3,377,831
TechnoPro Holdings Inc.	158,000	9,183,276
Teikoku Sen-I Co. Ltd.	156,700	3,266,463
Tekken Corp.	71,600	2,146,201
TIS Inc.	399,800	15,856,815
Toagosei Co. Ltd.	983,700	11,641,686
TOC Co. Ltd.	652,400	5,783,212
Toda Corp.	1,567,000	12,945,561
Toho Bank Ltd. (The)	830,300	3,224,834
Toho Holdings Co. Ltd.	238,800	5,839,879
Toho Titanium Co. Ltd.[a]	231,400	2,878,094
Toho Zinc Co. Ltd.	71,600	3,323,994
Tokai Carbon Co. Ltd.	1,250,400	15,712,132
Tokai Rika Co. Ltd.	231,400	4,631,172
Tokai Tokyo Financial Holdings Inc.	977,500	7,101,782
Tokuyama Corp.	322,500	9,622,687
Tokyo Broadcasting System Holdings Inc.	147,800	3,287,596
Tokyo Century Corp.	241,800	15,114,572
Tokyo Dome Corp.	481,600	4,682,864
Tokyo Ohka Kogyo Co. Ltd.	156,700	5,520,480
Tokyo Seimitsu Co. Ltd.	241,800	9,247,731
Tokyo Steel Manufacturing Co. Ltd.	484,000	4,047,156
Tokyo TY Financial Group Inc.	101,744	2,689,928
Tokyotokeiba Co. Ltd.	75,600	2,908,622
Tokyu Construction Co. Ltd.	399,840	4,282,499
Tokyu REIT Inc.	5,682	7,643,504
TOMONY Holdings Inc.	1,228,300	5,489,045

338

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL-CAP ETF

April 30, 2018

Security	Shares	Value
Tomy Co. Ltd.	399,800	$3,931,321
Topcon Corp.	430,000	8,566,598
Topre Corp.	231,400	7,274,535
Toridoll Holdings Corp.	147,200	4,943,660
Toshiba Machine Co. Ltd.	716,000	4,763,518
Toshiba Plant Systems & Services Corp.	178,600	3,731,136
Totetsu Kogyo Co. Ltd.	156,700	4,682,742
Toyo Construction Co. Ltd.	620,500	2,977,039
Toyo Ink SC Holdings Co. Ltd.	732,000	4,522,111
Toyo Kanetsu KK	71,600	2,195,275
Toyo Tire & Rubber Co. Ltd.	485,800	8,301,997
Toyobo Co. Ltd.	399,800	7,796,876
Toyota Boshoku Corp.	258,000	5,439,397
TPR Co. Ltd.	241,800	7,347,361
Trusco Nakayama Corp.	172,000	4,523,793
TS Tech Co. Ltd.	231,400	9,420,946
TSI Holdings Co. Ltd.	484,000	3,870,231
Tsubakimoto Chain Co.	716,000	6,216,130
Tsukuba Bank Ltd.	1,278,500	4,439,845
Tsukui Corp.	332,300	2,626,817
Tsumura & Co.	253,400	9,216,651
UACJ Corp.[a]	157,694	4,105,736
Ube Industries Ltd.	430,000	13,124,971
Ulvac Inc.	241,800	13,015,326
Unipres Corp.	147,200	3,480,068
United Arrows Ltd.	156,700	5,778,245
United Super Markets Holdings Inc.	484,900	6,372,275
Unitika Ltd.[a,b]	568,200	3,749,056
Universal Entertainment Corp.[a]	91,500	4,348,184
Ushio Inc.	484,000	6,829,299
V Technology Co. Ltd.	27,500	7,192,598
Valor Holdings Co. Ltd.	231,400	6,460,379
VT Holdings Co. Ltd.	454,100	2,070,787
W-Scope Corp.[a]	147,200	2,194,043
Wacoal Holdings Corp.	394,400	11,966,260
Wacom Co. Ltd.	810,800	4,104,941
Welcia Holdings Co. Ltd.[a]	255,300	13,135,380
Xebio Holdings Co. Ltd.	231,400	4,366,836
Yahagi Construction Co. Ltd.	232,300	1,770,511
YAMABIKO Corp.	315,600	4,531,027
Yamato Kogyo Co. Ltd.	172,000	5,108,522
Yodogawa Steel Works Ltd.	299,300	8,547,521
Yokogawa Bridge Holdings Corp.	229,000	4,999,598
Yokohama Reito Co. Ltd.	593,200	6,017,382
Yondoshi Holdings Inc.	72,300	1,781,319
Yonex Co. Ltd.[a]	258,200	1,441,720
Yoshinoya Holdings Co. Ltd.	399,800	7,427,858
Yumeshin Holdings Co. Ltd.	320,500	3,473,731
Zenkoku Hosho Co. Ltd.	241,800	9,999,040
Zenrin Co. Ltd.	221,800	4,481,607
Zensho Holdings Co. Ltd.	399,800	9,309,485
Zeon Corp.	797,900	10,361,580
ZERIA Pharmaceutical Co. Ltd.	232,300	4,774,436
Zojirushi Corp.[a]	231,400	3,112,824

		3,395,641,973
NETHERLANDS — 2.53%
Aalberts Industries NV	541,646	26,726,363
Accell Group	123,356	2,888,369

Security	Shares	Value
AMG Advanced Metallurgical Group NV	56,896	$2,671,303
Arcadis NV	109,816	2,167,985
ASM International NV	213,874	12,842,600
ASR Nederland NV	590,907	27,957,633
BE Semiconductor Industries NV	163,273	11,313,224
BinckBank NV	555,376	3,240,954
Brunel International NV	115,628	2,080,158
Corbion NV	350,746	11,238,409
Eurocommercial Properties NV	207,785	8,711,286
Flow Traders[d]	147,528	5,718,043
Fugro NV CVA[b]	268,828	4,262,971
Gemalto NV	326,250	19,661,450
IMCD NV	205,140	12,652,743
Intertrust NVd	212,280	4,231,863
InterXion Holding NVb	284,520	18,499,490
Kendrion NV	92,341	3,731,894
Koninklijke BAM Groep NVa	1,109,832	5,296,548
NSI NV	103,793	4,470,604
OCI NVa,b	292,880	6,974,530
Philips Lighting NVd	387,982	11,831,492
PostNL NV	1,834,854	7,140,536
Rhi Magnesita NVa,b	169,777	10,174,173
SBM Offshore NV	719,386	12,107,422
SNS REAAL NV NVS[a,b,c]	291,555	4
Takeaway.com NVb,d	71,182	4,145,299
TKH Group NV	148,376	9,393,632
TomTom NVb	513,322	5,076,919
Vastned Retail NV	128,477	6,434,110
Wereldhave NV	148,108	5,958,835
Wessanen	497,114	10,060,264

		279,661,106
NEW ZEALAND — 0.89%
a2 Milk Co. Ltd.[b]	2,816,981	24,115,864
Air New Zealand Ltd.	2,102,432	4,844,092
Argosy Property Ltd.	2,651,961	1,896,600
Chorus Ltd.	1,816,600	5,177,504
Contact Energy Ltd.	1,598,005	6,057,634
Freightways Ltd.	1,937,753	10,226,402
Genesis Energy Ltd.	1,016,946	1,612,215
Goodman Property Trust	2,846,919	2,738,107
Infratil Ltd.	2,217,268	4,991,507
Kiwi Property Group Ltd.	12,910,059	12,462,105
New Zealand Refining Co. Ltd. (The)	822,702	1,362,238
Precinct Properties New Zealand Ltd.	3,093,297	2,789,807
Sky Network Television Ltd.	95,874	154,020
SKYCITY Entertainment Group Ltd.	2,744,662	7,832,250
Trade Me Group Ltd.	1,629,954	5,340,365
Z Energy Ltd.	1,329,670	6,792,420

		98,393,130
NORWAY — 1.83%
Akastor ASA[a,b]	1,054,209	2,094,969
Aker ASA Class A	105,228	6,620,179
Aker BP ASA	467,010	15,401,636

339

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL-CAP ETF

April 30, 2018

Security	Shares	Value
Aker Solutions ASA[b]	629,516	$4,285,779
Atea ASA	333,792	4,974,943
Austevoll Seafood ASA	500,859	6,051,997
Bakkafrost P/F	180,611	10,393,288
Borr Drilling Ltd.[a,b]	1,003,344	4,634,036
Borregaard ASA	456,908	4,865,031
BW LPG Ltd.[a,b,d]	601,176	2,102,701
BW Offshore Ltd.[b]	188,994	1,035,668
DNO ASA[b]	3,190,363	5,957,713
Entra ASA[d]	289,665	3,991,838
Europris ASA[d]	647,210	2,262,096
Golden Ocean Group Ltd.	373,497	3,023,465
Grieg Seafood ASA	95,463	1,027,784
Hexagon Composites ASA	553,565	1,451,095
Hoegh LNG Holdings Ltd.[a]	220,616	1,287,438
IDEX ASA[a,b]	1,988,379	1,005,222
Kongsberg Automotive ASA[b]	2,992,848	3,511,724
Leroy Seafood Group ASA	1,148,988	8,459,177
Nordic Nanovector ASA[a,b]	186,451	1,155,325
Nordic Semiconductor ASA[b]	700,729	4,434,717
Norwegian Air Shuttle ASA[a,b]	149,412	5,651,139
Norwegian Finans Holding ASA[b]	137,962	1,684,249
Norwegian Property ASA	1,328,984	1,668,882
Ocean Yield ASA	223,070	1,926,882
Petroleum Geo-Services ASA[a,b]	1,200,367	5,193,384
Protector Forsikring ASA	299,604	2,801,156
REC Silicon ASA[a,b]	5,506,868	941,057
Salmar ASA	216,382	10,128,852
Scatec Solar ASA[d]	364,756	2,276,566
Selvaag Bolig ASA	249,488	1,272,183
SpareBank 1 Nord Norge	376,536	2,787,206
SpareBank 1 SMN	965,472	9,713,653
Stolt-Nielsen Ltd.	219,737	3,126,914
Storebrand ASA	1,958,450	16,794,886
Subsea 7 SA	1,009,746	14,205,087
TGS NOPEC Geophysical Co. ASA	456,072	14,471,608
Wallenius Wilhelmsen Logistics[b]	412,362	2,856,798
XXL ASA[d]	527,434	4,595,485

		202,123,808
PORTUGAL — 0.41%
Altri SGPS SA	317,628	2,298,710
Banco Comercial Portugues SA Class Ra,b	41,779,628	14,037,965
CTT-Correios de Portugal SAa	623,031	2,301,896
Mota-Engil SGPS SA	522,309	2,268,637
Navigator Co. SA (The)	1,479,358	8,650,819
NOS SGPS SA	1,089,980	6,487,114
REN — Redes Energeticas Nacionais SGPS SA	1,028,167	3,244,707
Sonae SGPS SA	4,475,272	6,099,119

		45,388,967
SINGAPORE — 1.53%
Asian Pay Television Trust[a]	9,066,300	3,355,226
Best World International Ltd.	1,009,200	1,143,310
Boustead Singapore Ltd.	2,822,939	1,716,299
CapitaLand Retail China Trust	2,556,680	3,031,598
CDL Hospitality Trusts	4,962,600	6,671,521
COSCO Shipping International Singapore Co. Ltd.[a,b]	5,171,500	1,835,735

Security	Shares	Value
ESR-REIT[a]	10,088,481	$4,038,288
Ezion Holdings Ltd.[b]	3,025,544	276,493
Far East Hospitality Trust	4,978,500	2,538,037
First REIT	4,303,800	4,453,160
First Resources Ltd.[a]	2,137,900	2,728,787
Frasers Centrepoint Trust	2,472,300	4,182,585
Frasers Commercial Trust	4,136,600	4,373,883
Japfa Ltd.[a]	2,730,300	989,800
Keppel DC REIT NVS[a]	2,526,338	2,728,495
Keppel REIT[a]	5,795,100	5,427,230
Lippo Malls Indonesia Retail Trust[a]	9,274,100	2,276,411
M1 Ltd./Singapore[a]	1,646,300	2,250,522
Mapletree Commercial Trust	5,538,635	6,776,624
Mapletree Greater China Commercial Trust[a]	9,190,500	8,260,032
Mapletree Industrial Trust	7,450,360	11,422,704
Mapletree Logistics Trust	9,088,690	8,717,674
NetLink NBN Trust[a,b]	4,944,300	3,024,722
OUE Hospitality Trust[a]	3,485,733	2,211,409
OUE Ltd.[a]	977,500	1,336,260
Parkway Life REIT	1,568,700	3,305,519
Raffles Medical Group Ltd.[a]	3,554,400	3,087,164
RHT Health Trust[a]	2,814,500	1,700,540
Sembcorp Marine Ltd.[a]	2,270,700	3,670,026
Sheng Siong Group Ltd.[a]	3,463,900	2,668,463
SIIC Environment Holdings Ltd.[a]	5,828,960	1,915,032
Silverlake Axis Ltd.	4,199,540	1,744,456
Singapore Post Ltd.[a]	7,449,400	7,539,138
Soilbuild Business Space REIT[a]	8,838,840	4,439,280
Starhill Global REIT	5,962,300	3,242,216
United Engineers Ltd.	1,856,300	3,813,403
Venture Corp. Ltd.	1,494,400	23,645,391
Wing Tai Holdings Ltd.	4,478,500	6,900,147
Yanlord Land Group Ltd.	3,309,200	4,248,812
Yoma Strategic Holdings Ltd.[a]	5,047,400	1,639,199

		169,325,591
SPAIN — 2.57%
Acciona SAa	106,261	8,912,450
Acerinox SAa	644,210	9,063,700
Almirall SAa	314,446	3,924,506
Applus Services SA	566,509	7,672,749
Atresmedia Corp. de Medios de Comunicacion SAa	406,002	3,816,334
Bolsas y Mercados Espanoles SHMSF SA	85,176	2,992,611
Cellnex Telecom SAd	640,520	17,210,998
Cia. de Distribucion Integral Logista Holdings SA	161,272	3,641,723
Cie. Automotive SA	193,312	7,249,685
Codere SA/Spain[b]	204,272	2,468,013
Construcciones y Auxiliar de Ferrocarriles SA	132,218	6,357,879
Corp Financiera Alba SA	57,189	3,565,339
Distribuidora Internacional de Alimentacion SA	1,567,459	7,291,141
Ebro Foods SA	408,250	9,864,947
Ence Energia y Celulosa SA	671,300	5,207,032
Euskaltel SAd	458,531	4,265,776
Faes Farma SA	1,853,493	7,546,741
Fomento de Construcciones y Contratas SAb	247,533	3,200,040
Grupo Catalana Occidente SA	215,546	9,518,443

340

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL-CAP ETF

April 30, 2018

Security	Shares	Value
Hispania Activos Inmobiliarios SOCIMI SA	554,169	$11,784,020
Indra Sistemas SAb	571,120	7,921,508
Inmobiliaria Colonial SOCIMI SA	941,025	10,960,157
Lar Espana Real Estate SOCIMI SA	444,608	5,049,446
Let’s GOWEX SAa,b,c	51,450	1
Liberbank SAb	7,095,149	4,073,583
Mediaset Espana Comunicacion SA	771,460	7,413,744
Melia Hotels International SA	442,829	6,602,217
Merlin Properties SOCIMI SA	1,377,610	21,304,672
Miquel y Costas & Miquel SA	68,480	2,771,706
Neinor Homes SAa,b,d	136,519	2,648,971
NH Hotel Group SA	1,017,782	7,869,975
Obrascon Huarte Lain SAa,b	386,159	1,813,507
Papeles y Cartones de Europa SA	715,150	13,859,262
Pharma Mar SAa,b	1,228,490	2,407,471
Prosegur Cia. de Seguridad SA	1,203,007	9,127,806
Sacyr SAa	448,253	1,292,207
Saeta Yield SA	406,839	6,055,805
Talgo SAd	468,266	2,874,054
Tecnicas Reunidas SAa	210,020	6,787,706
Telepizza Group SAb,d	635,538	4,261,604
Tubacex SAa,b	1,114,013	4,757,932
Viscofan SA	156,736	10,415,258
Zardoya Otis SA	797,823	8,164,480

		283,987,199
SWEDEN — 4.91%
AAK AB	111,952	9,923,687
AF AB Class B	263,677	5,509,984
Ahlsell ABd	1,111,633	6,662,424
Alimak Group ABd	177,168	2,630,265
Arjo AB Class Bb	942,450	2,786,496
Avanza Bank Holding ABa	101,131	4,774,892
Axfood AB	474,959	8,852,175
Bergman & Beving AB Class B	146,692	1,530,174
Betsson AB	497,682	3,556,579
Bilia AB Class A	352,603	2,921,890
BillerudKorsnas AB	713,318	10,532,924
BioGaia AB Class B	79,804	3,842,787
Bonava AB Class B	424,429	5,170,043
Bravida Holding ABd	618,495	4,442,581
Bure Equity AB	312,612	3,371,762
Byggmax Group AB	351,605	1,872,036
Castellum AB	922,482	14,982,551
Catena Media PLC[b]	51,777	698,809
Clas Ohlson AB Class B	238,093	2,614,312
Cloetta AB Class B	1,059,735	3,808,404
Collector ABa,b	142,185	1,034,309
Com Hem Holding AB	680,273	11,842,337
Dometic Group ABd	1,168,232	11,244,049
Dustin Group ABd	328,309	2,760,004
Elekta AB Class B	1,584,296	18,022,885
Eltel ABb,d	636,732	1,843,996
Evolution Gaming Group ABd	131,861	8,325,205
Fabege AB	1,773,524	20,548,780
Fastighets AB Balder Class Bb	372,491	9,645,655
Fingerprint Cards AB Class Ba,b	1,521,120	1,319,649
Granges AB	338,868	4,767,330
Gunnebo AB	448,881	1,558,222

Security	Shares	Value
Haldex ABb	164,507	$1,770,572
Hansa Medical ABa,b	116,939	3,509,641
Hemfosa Fastigheter AB	509,208	6,336,707
Hexpol AB	1,206,097	12,553,452
Hoist Finance ABd	345,362	3,069,270
Holmen AB Class B	436,108	10,804,185
Hufvudstaden AB Class A	406,410	5,996,442
Indutrade AB	347,870	8,252,115
Intrum Justitia ABa	416,221	11,101,766
Investment AB Oresund	175,713	2,632,781
Inwido AB	213,922	1,869,340
ITAB Shop Concept AB Class B	210,203	949,676
JM AB	340,891	6,780,389
KappAhl AB	359,907	1,047,653
Kindred Group PLC	1,012,766	13,141,748
Kungsleden AB	1,045,075	7,446,891
LeoVegas ABd	222,462	2,183,145
Lindab International AB	398,922	3,088,988
Loomis AB Class B	326,679	11,964,156
Mekonomen AB	109,426	1,679,626
Modern Times Group MTG AB Class B	281,509	11,114,824
Mycronic ABa	338,727	3,913,008
NCC AB Class B	429,597	7,942,852
NetEnt AB	794,023	4,568,152
New Wave Group AB Class B	316,939	1,888,656
Nibe Industrier AB Class B	2,111,442	21,638,477
Nobia AB	622,828	4,922,500
Nolato AB Class B	102,255	7,719,124
Oriflame Holding AG	216,726	10,331,854
Pandox AB	280,823	4,753,723
Peab AB	1,040,142	9,267,650
Probi ABa	21,506	1,202,840
Ratos AB Class B	841,094	3,345,905
RaySearch Laboratories ABa,b	121,043	1,812,253
Recipharm AB Class Ba	229,251	3,125,554
Rezidor Hotel Group ABb	685,520	1,975,878
Saab AB Class B	264,513	10,876,407
SAS ABa,b	857,659	2,152,240
Scandic Hotels Group ABd	92,191	909,995
SkiStar AB	171,296	3,546,217
SSAB AB Class A	821,006	4,671,743
SSAB AB Class B	2,370,543	10,799,351
Svenska Cellulosa AB SCA Class B	2,587,129	28,797,826
Sweco AB Class B	310,021	6,340,130
Swedish Orphan Biovitrum ABb	700,314	15,126,878
Thule Group ABd	374,616	8,706,619
Tobii ABa,b	447,207	1,856,756
Trelleborg AB Class B	955,766	22,442,955
Vitrolife AB	68,994	5,074,133
Wallenstam AB Class B	685,312	6,164,908
Wihlborgs Fastigheter AB	246,338	5,736,523

		542,301,670
SWITZERLAND — 4.53%
Allreal Holding AG Registered	64,776	10,672,761
ams AG	290,252	24,154,925

341

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL-CAP ETF

April 30, 2018

Security	Shares	Value
Arbonia AG Registered[a,b]	173,894	$3,109,328
Aryzta AGa,b	341,783	7,257,580
Ascom Holding AG Registered	266,207	5,362,327
Autoneum Holding AG	18,971	4,994,285
Banque Cantonale Vaudoise Registered	10,933	8,747,284
Basilea Pharmaceutica AG Registered[a,b]	47,118	3,303,353
BKW AG	81,374	5,318,616
Bobst Group SA Registered	43,038	4,621,618
Bossard Holding AG Class A	24,723	5,089,956
Bucher Industries AG Registered	27,231	10,062,733
Burckhardt Compression Holding AG	16,463	5,371,804
Cembra Money Bank AG	96,085	8,187,463
Comet Holding AG Registered	41,455	5,460,887
Conzzeta AG Registered	1,010	1,291,706
COSMO Pharmaceuticals NVa	34,007	4,984,762
Daetwyler Holding AG Bearer	34,019	6,529,559
dormakaba Holding AG Class B	16,628	12,934,195
EFG International AG	363,041	2,970,636
Emmi AG Registered	10,734	8,707,346
Flughafen Zurich AG Registered	87,315	18,346,823
Forbo Holding AG Registered	5,682	7,990,043
Galenica AGb,d	106,698	5,766,586
GAM Holding AG	789,585	12,698,448
Georg Fischer AG Registered	17,470	21,848,530
Helvetia Holding AG Registered	23,051	13,750,496
Huber & Suhner AG Registered	75,330	4,330,010
Idorsia Ltd.[b]	444,530	10,319,527
Implenia AG Registered	60,459	4,644,820
Inficon Holding AG Registered	8,969	5,400,065
Intershop Holdings AG	8,410	4,205,425
Kardex AG Bearer	31,411	4,436,062
Komax Holding AG Registered	23,051	6,371,102
Kudelski SAa	238,854	2,212,639
Landis+Gyr Group AGb	41,258	3,121,754
Leonteq AGa,b	43,050	2,404,955
Logitech International SA Registered	618,067	23,026,882
Meyer Burger Technology AGa,b	2,833,982	3,567,170
Mobilezone Holding AG Registered	289,586	3,440,278
Mobimo Holding AG Registered[b]	28,903	7,489,261
Molecular Partners AGa,b	64,860	1,690,462
OC Oerlikon Corp. AG Registered	728,337	11,867,942
Panalpina Welttransport Holding AG Registered[a]	62,131	7,895,828
PSP Swiss Property AG Registered	151,708	14,229,809
Rieter Holding AG Registered	21,379	4,159,607
Schmolz + Bickenbach AG Registered[b]	2,683,472	2,168,681
Schweiter Technologies AG Bearer	3,998	4,571,912
SFS Group AG	56,386	6,373,971
Siegfried Holding AG Registered	14,842	5,180,231
St Galler Kantonalbank AG Registered	11,447	6,151,939
Sulzer AG Registered	40,955	4,753,742
Sunrise Communications Group AGd	145,020	11,441,622
Swissquote Group Holding SA Registered	86,276	4,889,467
Tecan Group AG Registered	58,781	13,004,383
Temenos Group AG Registered	268,693	34,010,741
u-blox Holding AG	32,247	5,915,805
Valiant Holding AG Registered	79,510	9,574,292
Valora Holding AG Registered	23,051	7,731,015
VAT Group AGd	94,083	14,009,328
Vontobel Holding AG Registered	111,757	7,406,060
VZ Holding AG	11,655	3,290,810

Security	Shares	Value
Ypsomed Holding AG Registered[a]	18,153	$2,770,904
Zehnder Group AG Registered	64,657	2,726,972

		500,319,523
UNITED KINGDOM — 18.29%
888 Holdings PLC	842,385	3,176,789
AA PLC	3,019,466	5,658,130
Abcam PLC	852,871	14,343,107
Acacia Mining PLC	940,567	1,865,505
Advanced Medical Solutions Group PLC	1,619,079	7,035,770
Aggreko PLC[a]	1,060,665	10,699,681
Alfa Financial Software Holdings PLC[b,d]	43,732	216,542
Allied Minds PLC[a,b]	1,277,518	2,097,430
Amerisur Resources PLC[b]	5,997,971	1,435,815
AO World PLC[a,b]	1,235,566	2,654,818
Arrow Global Group PLC	980,478	5,016,963
Ascential PLC	1,337,402	7,762,484
Ashmore Group PLC	1,587,640	9,004,977
ASOS PLC[b]	223,924	18,030,331
Assura PLC	7,178,234	5,892,616
AVEVA Group PLC	307,697	9,128,790
B&M European Value Retail SA	2,950,065	16,468,439
Balfour Beatty PLC	2,831,948	11,475,515
BBA Aviation PLC	4,415,665	19,449,965
Beazley PLC	2,144,587	17,472,001
Bellway PLC	569,701	26,019,907
BGEO Group PLC	172,351	8,261,089
Big Yellow Group PLC	635,428	8,065,029
Blue Prism Group PLC[a,b]	220,017	4,254,687
Bodycote PLC	924,025	11,454,351
boohoo.com PLC[b]	3,167,710	7,997,461
Bovis Homes Group PLC	650,194	11,064,453
Brewin Dolphin Holdings PLC	1,292,756	6,427,884
Britvic PLC	1,034,983	10,242,459
BTG PLC[b]	1,741,630	16,408,022
Burford Capital Ltd.	808,005	16,025,839
Cairn Energy PLC[b]	2,528,467	7,891,534
Capital & Counties Properties PLC	3,498,071	13,890,488
Card Factory PLC	1,494,762	4,743,498
Centamin PLC	4,975,663	10,742,435
Chemring Group PLC	1,709,684	4,921,601
Cineworld Group PLC	4,333,552	15,542,799
Clinigen Healthcare Ltd. NVS[b]	440,966	5,329,623
Close Brothers Group PLC	653,538	13,826,310
Conviviality PLC[b,c]	938,091	13
Costain Group PLC	507,635	3,216,278
Countryside Properties PLC[d]	331,008	1,637,642
Countrywide PLC[b]	1,018,410	1,512,118
Crest Nicholson Holdings PLC	1,093,681	7,336,077
CVS Group PLC[a]	303,462	4,121,217
CYBG PLC[a]	3,471,095	14,447,916
Daily Mail & General Trust PLC Class A NVS	1,245,693	11,564,188
Dairy Crest Group PLC[a]	899,917	6,724,290
Dart Group PLC	658,826	7,781,245
De La Rue PLC	603,294	4,404,018
Debenhams PLC[a]	6,095,058	1,937,572

342

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL-CAP ETF

April 30, 2018

Security	Shares	Value
Dechra Pharmaceuticals PLC	395,719	$14,945,092
Derwent London PLC	428,761	18,838,668
DFS Furniture PLC	847,970	2,657,089
Dialight PLC[a,b]	191,563	1,356,185
Dignity PLC	262,762	3,948,495
Diploma PLC	509,351	8,460,747
Dixons Carphone PLC	2,911,141	8,139,608
Domino’s Pizza Group PLC	2,376,301	11,890,800
Drax Group PLC	1,793,390	7,805,596
DS Smith PLC	4,048,998	29,133,655
Dunelm Group PLC	514,291	3,995,142
EI Group PLC[b]	2,810,240	4,985,440
Electrocomponents PLC	2,284,408	19,161,751
Elementis PLC	1,952,598	7,627,168
EMIS Group PLC	332,621	3,903,314
Empiric Student Property PLC	2,430,828	2,859,278
EnQuest PLC[a,b]	1,754,263	867,428
Entertainment One Ltd.	1,743,342	6,574,463
Equiniti Group PLC[d]	1,771,887	6,723,600
Essentra PLC	1,121,151	6,809,997
esure Group PLC	1,386,530	4,308,366
Evraz PLC	1,432,648	9,041,465
Faroe Petroleum PLC[b]	1,513,185	2,767,798
Fenner PLC	985,355	8,251,645
Ferrexpo PLC	1,241,442	4,019,975
Fevertree Drinks PLC	418,062	16,330,187
FirstGroup PLC[b]	5,187,905	8,067,337
Galliford Try PLC	482,257	6,097,692
Genus PLC	270,145	9,413,729
Go-Ahead Group PLC	224,793	6,009,697
Gocompare.Com Group PLC	1,848,717	2,851,890
Grafton Group PLC	1,015,274	10,515,873
Grainger PLC	1,607,681	6,939,739
Great Portland Estates PLC	1,137,229	10,923,809
Greencore Group PLC[a]	3,403,548	7,442,003
Greene King PLC	1,367,185	10,300,513
Greggs PLC	544,359	9,139,730
Halfords Group PLC	996,372	5,198,472
Halma PLC	1,822,786	30,704,807
Hansteen Holdings PLC	1,352,364	2,473,637
Hays PLC	5,999,260	14,815,701
Helical PLC	573,602	2,962,690
Hikma Pharmaceuticals PLC[a]	517,215	9,175,531
Hill & Smith Holdings PLC	24,940	455,839
Hiscox Ltd.	1,370,574	28,108,743
Hochschild Mining PLC	1,327,720	3,838,514
HomeServe PLC	1,325,525	13,510,265
Howden Joinery Group PLC	2,731,683	17,935,756
Hunting PLC[b]	612,973	6,762,668
Hurricane Energy PLC[a,b]	3,471,086	2,049,094
Ibstock PLC[d]	1,486,295	6,088,218
IG Group Holdings PLC	1,757,415	20,090,774
Inchcape PLC	1,657,997	16,590,657
Indivior PLC[b]	3,256,120	20,320,702
Informa PLC	3,463,477	35,253,398
Inmarsat PLC	1,326,272	6,870,371
Intermediate Capital Group PLC	1,285,839	19,233,603
International Personal Finance PLC	1,339,261	4,486,142
Intu Properties PLC[a]	2,023,317	5,442,650
iomart Group PLC	733,891	3,962,432

Security	Shares	Value
IQE PLC[a,b]	2,735,181	$3,963,201
ITE Group PLC	1,890,974	3,958,890
IWG PLC	3,202,980	10,932,004
J D Wetherspoon PLC	435,793	6,986,786
J Sainsbury PLC	1	4
JD Sports Fashion PLC	1,822,983	9,817,561
John Laing Group PLC[d]	2,185,114	8,505,317
John Menzies PLC	518,282	4,540,122
Jupiter Fund Management PLC	1,547,209	9,706,923
Just Eat PLC[b]	2,425,225	25,847,884
Just Group PLC	2,673,103	5,198,698
Kainos Group PLC	498,800	2,507,631
KAZ Minerals PLC[b]	1,046,632	13,268,287
KCOM Group PLC	3,951,928	5,443,187
Keller Group PLC	356,834	5,101,617
Keywords Studios PLC	206,409	5,168,526
Kier Group PLC	390,250	5,778,240
Laird PLC	2,309,216	6,262,598
Lancashire Holdings Ltd.	845,132	6,937,692
LondonMetric Property PLC	2,676,784	7,016,109
Lookers PLC	1,902,139	2,651,350
Majestic Wine PLC	447,079	2,570,899
Man Group PLC	7,198,044	17,964,574
Marshalls PLC	966,424	5,705,111
Marston’s PLC	3,482,767	5,175,950
McCarthy & Stone PLC[d]	1,374,319	2,563,011
Metro Bank PLC[a,b]	319,932	14,550,536
Mitchells & Butlers PLC	1,210,065	4,700,045
Mitie Group PLC	1,583,519	4,000,063
Moneysupermarket.com Group PLC	2,389,392	9,863,212
Morgan Advanced Materials PLC	1,552,793	7,335,875
N Brown Group PLC	862,140	2,429,560
National Express Group PLC	2,032,220	10,977,983
NCC Group PLC	1,161,479	3,145,134
NewRiver REIT PLC[a]	1,017,154	4,062,833
NEX Group PLC	1,374,196	18,700,355
NMC Health PLC	374,528	18,405,744
Northgate PLC	679,905	3,476,165
Ocado Group PLC[a,b]	2,417,653	17,928,471
On the Beach Group PLC[d]	74,506	628,039
OneSavings Bank PLC	1,050,985	5,746,869
Ophir Energy PLC[b]	3,084,101	2,552,979
Oxford Instruments PLC	294,938	3,680,469
P2P Global Investments PLC/Fund	403,730	4,437,498
Pagegroup PLC	1,440,251	10,662,545
Paragon Banking Group PLC	1,298,180	9,351,491
Pennon Group PLC	1,666,918	15,892,421
Petra Diamonds Ltd.[a,b]	2,462,355	2,321,498
Petrofac Ltd.	1,101,454	9,157,140
Pets at Home Group PLC[a]	1,871,976	3,944,900
Phoenix Group Holdings	1,587,400	17,207,007
Playtech PLC	1,095,082	12,226,368
Plus500 Ltd.	409,768	7,952,309
Polypipe Group PLC	998,942	5,272,420
Premier Foods PLC[b]	5,057,638	2,608,818
Premier Oil PLC[b]	899,901	1,174,406
Primary Health Properties PLC[a]	3,242,125	5,037,129

343

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL-CAP ETF

April 30, 2018

Security	Shares	Value
Provident Financial PLC[a]	926,871	$8,489,560
Purplebricks Group PLC[a,b]	934,492	4,453,443
PZ Cussons PLC	1,095,086	3,713,475
QinetiQ Group PLC	2,666,212	8,464,666
Rathbone Brothers PLC	130,460	4,229,880
RDI REIT PLC	7,971,474	4,073,397
Redde PLC	1,491,976	3,555,103
Redrow PLC	1,175,342	10,158,328
Renewi PLC	3,157,260	3,113,634
Renishaw PLC	165,140	10,726,803
Rentokil Initial PLC	8,249,913	34,884,458
Restaurant Group PLC (The)	1,045,994	4,371,083
Restore PLC[a]	596,168	4,655,818
Rightmove PLC	442,037	27,793,526
Rotork PLC	3,515,424	15,930,076
RPC Group PLC	1,664,979	18,135,088
RPS Group PLC	1,170,220	4,166,509
SafeCharge International Group Ltd.[a]	703,007	3,185,663
Safestore Holdings PLC	892,671	6,737,771
Saga PLC	4,308,176	8,064,123
Savills PLC	592,654	8,020,067
Scapa Group PLC	692,935	4,165,062
Schroder REIT Ltd.	3,819,647	3,214,465
Senior PLC	1,852,599	7,537,653
Serco Group PLC[b]	4,646,466	6,159,816
Shaftesbury PLC	1,223,473	17,036,869
SIG PLC	107,648	211,876
Sirius Minerals PLC[a,b]	17,360,328	7,412,486
Softcat PLC	646,465	6,126,010
SolGold PLC[a,b]	1,509,347	542,593
Sophos Group PLC[d]	1,377,437	9,467,090
Sound Energy PLC[a,b]	2,923,039	1,672,420
Spectris PLC	495,107	18,344,065
Spirax-Sarco Engineering PLC	283,624	22,520,941
Spire Healthcare Group PLC[d]	1,324,806	4,160,364
Sports Direct International PLC[b]	1,185,140	6,575,115
SSP Group PLC	2,291,136	20,581,447
St. Modwen Properties PLC	912,252	5,154,122
Stagecoach Group PLC	1,752,150	3,764,784
Stobart Group Ltd.	1,732,259	5,821,661
Stock Spirits Group PLC	1,175,480	4,039,523
Superdry PLC	242,402	5,024,779
Synthomer PLC	1,054,209	7,187,472
TalkTalk Telecom Group PLC[a]	1,708,490	3,030,907
Tate & Lyle PLC	1,348,576	10,672,970
Ted Baker PLC	159,516	5,853,056
Telecom Plus PLC	332,084	4,949,023
Telford Homes PLC	483,864	3,012,354
Telit Communications PLC[a,b]	737,733	1,635,947
Thomas Cook Group PLC	7,085,188	12,061,855
TP ICAP PLC	2,270,409	14,735,118
Tritax Big Box REIT PLC	5,186,605	10,701,366
Tullow Oil PLC[a,b]	5,481,164	17,190,166
UBM PLC	1,527,708	20,368,542
UDG Healthcare PLC	1,405,076	17,707,822
Ultra Electronics Holdings PLC[a]	338,383	6,562,290
UNITE Group PLC (The)	1,135,891	13,040,267
Vectura Group PLC[b]	3,800,624	4,250,648
Vedanta Resources PLC	243,632	2,443,595
Vesuvius PLC	1,244,196	10,085,084

Security	Shares	Value
Victoria PLC[b]	192,301	$2,166,602
Victrex PLC	346,566	12,515,923
Virgin Money Holdings UK PLC	1,004,761	3,856,950
WH Smith PLC	585,520	15,734,148
William Hill PLC	2,571,311	10,369,789
Workspace Group PLC	546,198	8,343,070
ZPG PLC[d]	1,382,977	6,838,387

		2,020,884,756

TOTAL COMMON STOCKS (Cost: $8,821,392,109)		10,908,109,940

PREFERRED STOCKS — 0.40%

GERMANY — 0.40%
Biotest AG NVS, Preference Shares	115,101	3,671,315
Draegerwerk AG & Co. KGaA NVS, Preference Shares	29,739	2,198,955
Jungheinrich AG NVS, Preference Shares	208,858	8,842,067
Sartorius AG NVS, Preference Shares[a]	155,888	24,070,334
Sixt SE NVS, Preference Shares	62,550	5,131,398

		43,914,069

TOTAL PREFERRED STOCKS (Cost: $24,179,888)		43,914,069

WARRANTS — 0.00%

SINGAPORE — 0.00%
Ezion Holdings Ltd. (Expires 04/16/23)[a,b,c]	3,963,746	30
Ezion Holdings Ltd. (Expires 04/24/20)[b]	2	—

		30
SPAIN — 0.00%
Abengoa SA (Expires 03/31/25)[a,b]	3,171,918	38,323

		38,323

TOTAL WARRANTS (Cost: $0)		38,353

SHORT-TERM INVESTMENTS — 5.64%

MONEY MARKET FUNDS — 5.64%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.93%[e,f,g]	606,860,662	606,921,348

344

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL-CAP ETF

April 30, 2018

Security	Shares	Value
BlackRock Cash Funds: Treasury, SL Agency Shares
1.61%[e,f]	16,484,472	$16,484,472

		623,405,820

TOTAL SHORT-TERM INVESTMENTS (Cost: $623,353,929)		623,405,820

TOTAL INVESTMENTS IN SECURITIES — 104.77% (Cost: $9,468,925,926)		11,575,468,182
Other Assets, Less Liabilities — (4.77)%		(527,156,625)

NET ASSETS — 100.00%		$11,048,311,557

NVS — Non-Voting Shares

[a]	All or a portion of this security is on loan.
[b]	Non-income producing security.
[c]	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
[d]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
[e]	Affiliate of the Fund.
[f]	Annualized 7-day yield as of period end.
[g]	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended April 30, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated issuer	Shares held at 07/31/17	Shares purchased		Shares sold	Shares held at 04/30/18	Value at 04/30/18	Income		Net realized gain (loss)	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	650,750,606	—		(43,889,944)[a]	606,860,662	$606,921,348	$14,999,280	[b]	$(82,292)	$(52,088)
BlackRock Cash Funds: Treasury, SL Agency Shares	3,210,705	13,273,767	[a]	—	16,484,472	16,484,472	107,542		—	—

						$623,405,820	$15,106,822		$(82,292)	$(52,088)

[a]	Net of purchases and sales.
[b]	Includes the Fund’s portion of securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities.

345

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL-CAP ETF

April 30, 2018

Futures Contracts

Futures contracts outstanding as of April 30, 2018 were as follows:

Description	Number of contracts	Expiration date	Notional amount (000)	Value / unrealized appreciation (depreciation)
Long Contracts
MSCI EAFE E-Mini	954	Jun 2018	$96,664	$796,855

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1		Level 2	Level 3	Total
Investments
Assets
Common stocks	$10,900,175,503		$5,775,634	$2,158,803	$10,908,109,940
Preferred stocks	43,914,069		—	—	43,914,069
Warrants	0	[a]	38,323	30	38,353
Money market funds	623,405,820		—	—	623,405,820

Total	$11,567,495,392		$5,813,957	$2,158,833	$11,575,468,182

Derivative financial instruments[b]
Assets
Futures contracts	$796,855		$—	$—	$796,855

Total	$796,855		$—	$—	$796,855

[a]	Rounds to less than $1.
[b]	Shown at the unrealized appreciation (depreciation) on the contracts.

346

Schedule of Investments (Unaudited)

iSHARES® MSCI EAFE VALUE ETF

April 30, 2018

Security	Shares	Value
COMMON STOCKS — 98.19%

AUSTRALIA — 6.04%
AMP Ltd.	2,692,457	$8,210,897
AusNet Services	1,883,584	2,445,535
Australia & New Zealand Banking Group Ltd.	2,601,926	52,715,454
Bank of Queensland Ltd.	355,752	2,701,505
Bendigo & Adelaide Bank Ltd.	431,953	3,462,753
BGP Holdings PLC[a,b]	2,256,851	27
Caltex Australia Ltd.	87,941	2,059,177
Coca-Cola Amatil Ltd.	469,341	3,291,279
Commonwealth Bank of Australia	1,564,056	84,792,648
Dexus	900,469	6,450,531
Fortescue Metals Group Ltd.	1,411,486	4,858,497
GPT Group (The)	1,676,968	6,126,757
Harvey Norman Holdings Ltd.	516,907	1,373,459
Healthscope Ltd.	1,646,960	3,020,994
Insurance Australia Group Ltd.	2,173,504	12,961,284
LendLease Group	497,262	6,715,156
Mirvac Group	2,455,165	4,151,349
National Australia Bank Ltd.	2,395,823	52,355,679
Orica Ltd.	130,559	1,959,222
QBE Insurance Group Ltd.	1,227,897	9,231,702
Scentre Group	4,821,938	14,668,549
South32 Ltd.	4,630,355	13,002,227
Stockland	2,145,467	6,704,751
Suncorp Group Ltd.	1,142,723	12,093,430
Tabcorp Holdings Ltd.	1,769,940	5,851,850
Telstra Corp. Ltd.	3,752,814	9,008,338
TPG Telecom Ltd.	313,749	1,321,530
Vicinity Centres	3,055,584	5,627,876
Westfield Corp.	593,213	4,119,637
Westpac Banking Corp.	3,026,282	65,424,876

		406,706,969
AUSTRIA — 0.40%
Erste Group Bank AG	266,624	13,078,679
OMV AG	131,952	8,210,352
Voestalpine AG	104,878	5,538,648

		26,827,679
BELGIUM — 0.77%
Ageas	166,659	8,950,332
Colruyt SA	27,031	1,524,514
Groupe Bruxelles Lambert SA	72,878	8,361,337
KBC Group NV	223,070	19,512,743
Proximus SADP	137,828	4,234,698
Solvay SA	67,097	9,371,293

		51,954,917
DENMARK — 0.46%
AP Moller — Maersk A/S Class A	3,255	4,995,999
Danske Bank A/S	674,753	23,569,003
Tryg A/S	109,069	2,591,133

		31,156,135

Security	Shares	Value
FINLAND — 1.10%
Elisa OYJ	65,481	$2,905,070
Fortum OYJ	394,971	9,119,363
Neste OYJ	113,512	9,586,444
Nokian Renkaat OYJ	66,614	2,676,059
Orion OYJ Class B	34,769	1,057,758
Sampo OYJ Class A	408,231	22,071,793
Stora Enso OYJ Class R	482,689	9,584,638
UPM-Kymmene OYJ	473,370	16,974,743

		73,975,868
FRANCE — 10.52%
Accor SA NVS	105,138	5,953,786
AXA SA NVS	1,734,636	49,712,045
BNP Paribas SA	1,002,317	77,479,698
Bollore SA NVS	443,643	2,207,286
Bouygues SA NVS	189,527	9,674,675
Carrefour SA NVS	521,094	10,724,988
Casino Guichard Perrachon SA NVS	50,195	2,605,334
Cie. Generale des Etablissements Michelin SCA Class B NVS	152,173	21,428,337
CNP Assurances NVS	147,694	3,790,146
Credit Agricole SA	1,011,263	16,659,342
Electricite de France SA NVS	507,604	7,144,791
Engie SA NVS	1,625,321	28,572,006
Eurazeo SA NVS	21,680	1,906,906
Eutelsat Communications SA	156,297	3,387,752
Fonciere Des Regions	28,531	3,193,751
Gecina SA	42,909	7,444,601
ICADE	30,018	2,986,647
Imerys SA NVS	31,503	2,877,480
Klepierre SA	193,999	7,950,491
Lagardere SCA NVS	110,133	3,150,923
Natixis SA	826,135	6,799,301
Orange SA NVS	1,767,060	32,269,931
Peugeot SA NVS	336,465	8,301,073
Publicis Groupe SA NVS	184,563	13,825,311
Renault SA NVS	170,474	18,504,037
Rexel SA	262,239	4,071,355
Sanofi NVS	1,011,821	80,427,054
Schneider Electric SE NVS	262,404	23,866,495
SCOR SE	150,259	6,108,916
SES SA	327,054	5,057,874
Societe Generale SA NVS	683,414	37,532,209
TOTAL SA NVS	2,150,978	135,995,736
Unibail-Rodamco SE	89,218	21,440,053
Vinci SA	453,075	45,489,348

		708,539,678
GERMANY — 8.28%
Allianz SE Registered	399,371	94,795,834
Axel Springer SE	21,178	1,736,095

347

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE VALUE ETF

April 30, 2018

Security	Shares	Value
BASF SE	821,226	$85,647,110
Bayerische Motoren Werke AG	296,462	33,121,384
Daimler AG Registered[c]	859,812	68,042,990
Deutsche Bank AG Registered	1,844,600	25,330,773
Deutsche Lufthansa AG Registered	74,529	2,176,409
Deutsche Telekom AG Registered	2,989,982	52,363,104
Evonik Industries AG	143,286	5,103,520
Hannover Rueck SE	54,855	7,727,755
Innogy SEd	124,439	5,492,180
METRO AG	157,540	2,286,932
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Registered	138,704	31,832,216
ProSiebenSat.1 Media SE	208,117	7,568,549
RTL Group SA	38,538	3,177,828
RWE AG	300,877	7,224,948
Siemens AG Registered	684,370	87,349,001
Telefonica Deutschland Holding AG	761,145	3,642,595
Uniper SE	177,349	5,500,386
Volkswagen AG	29,333	6,003,555
Vonovia SE	431,746	21,705,242

		557,828,406
HONG KONG — 3.42%
Bank of East Asia Ltd. (The)	1,069,200	4,713,703
BOC Hong Kong Holdings Ltd.	2,192,000	11,409,320
CK Asset Holdings Ltd.	1,159,500	10,053,703
CK Hutchison Holdings Ltd.	2,378,500	28,214,997
CK Infrastructure Holdings Ltd.	568,000	4,494,352
CLP Holdings Ltd.	1,479,000	15,358,647
First Pacific Co. Ltd./Hong Kong	1,758,000	904,956
Hang Lung Group Ltd.	813,000	2,465,441
Hang Lung Properties Ltd.	1,993,088	4,733,687
Hang Seng Bank Ltd.	671,300	17,072,784
Henderson Land Development Co. Ltd.	1,006,400	6,418,032
HK Electric Investments & HK Electric Investments Ltd.[c,d]	2,472,000	2,299,315
HKT Trust & HKT Ltd.	3,255,000	4,288,434
Hongkong Land Holdings Ltd.	1,076,700	7,806,075
Hysan Development Co. Ltd.	518,000	3,026,190
Jardine Matheson Holdings Ltd.	192,400	11,684,452
Kerry Properties Ltd.	554,000	2,661,205
Li & Fung Ltd.	5,166,000	2,613,197
MTR Corp. Ltd.	439,500	2,477,989
New World Development Co. Ltd.	5,389,000	7,965,139
NWS Holdings Ltd.	1,403,000	2,774,448
PCCW Ltd.	3,763,000	2,335,019
Power Assets Holdings Ltd.	1,232,000	9,175,345
Sands China Ltd.	2,133,600	12,437,448
Sino Land Co. Ltd.	2,806,000	4,855,284
SJM Holdings Ltd.	1,918,000	1,935,535
Sun Hung Kai Properties Ltd.	1,268,000	20,486,401
Swire Pacific Ltd. Class A	420,000	4,174,179
Swire Properties Ltd.	1,029,400	3,666,006
Wharf Holdings Ltd. (The)	1,121,419	3,750,804
Wharf Real Estate Investment Co. Ltd.	1,121,419	8,430,379
Wheelock & Co. Ltd.	506,000	3,774,892
Yue Yuen Industrial Holdings Ltd.	716,000	2,039,002

		230,496,360

Security	Shares	Value
IRELAND — 0.17%
AIB Group PLC	729,846	$4,357,853
Bank of Ireland Group PLC	772,578	6,954,040
Irish Bank Resolution Corp. Ltd.[a,b]	246,432	3

		11,311,896
ISRAEL — 0.51%
Azrieli Group Ltd.	33,969	1,558,765
Bank Hapoalim BM	1,049,894	7,195,971
Bank Leumi Le-Israel BM	544,949	3,226,163
Bezeq The Israeli Telecommunication Corp. Ltd.	2,099,749	2,650,730
Israel Chemicals Ltd.	637,357	2,866,238
Mizrahi Tefahot Bank Ltd.	111,174	2,036,599
Teva Pharmaceutical Industries Ltd. ADR NVS[c]	816,110	14,673,658

		34,208,124
ITALY — 3.97%
Assicurazioni Generali SpA	1,106,101	22,371,177
Atlantia SpA	192,151	6,384,309
Enel SpA	7,266,106	46,247,268
Eni SpA	2,267,433	44,380,079
EXOR NV	96,037	7,140,599
Fiat Chrysler Automobiles NVb	478,620	10,738,443
Intesa Sanpaolo SpA	11,953,548	45,594,242
Mediobanca Banca di Credito Finanziario SpA	433,924	5,276,744
Poste Italiane SpA[d]	465,159	4,555,611
Snam SpA	2,064,389	9,939,361
Telecom Italia SpA/Milano[b]	10,144,650	10,028,480
Tenaris SA	275,854	5,189,273
Terna Rete Elettrica Nazionale SpA	1,390,577	8,361,829
UniCredit SpA	1,786,936	38,805,414
UnipolSai Assicurazioni SpA	876,367	2,361,182

		267,374,011
JAPAN — 24.09%
Aeon Co. Ltd.	266,500	5,327,565
AEON Financial Service Co. Ltd.	113,600	2,663,903
Aisin Seiki Co. Ltd.	81,000	4,396,984
Alfresa Holdings Corp.	171,000	3,775,517
Amada Holdings Co. Ltd.	200,100	2,408,332
Aozora Bank Ltd.	110,800	4,480,603
Asahi Glass Co. Ltd.	177,000	7,343,660
Bank of Kyoto Ltd. (The)	47,300	2,844,268
Benesse Holdings Inc.	60,400	2,202,385
Bridgestone Corp.	582,800	24,441,117
Canon Inc.	942,300	32,637,121
Central Japan Railway Co.	124,900	25,077,021
Chiba Bank Ltd. (The)	621,000	5,016,806
Chubu Electric Power Co. Inc.	563,500	8,823,918
Chugoku Electric Power Co. Inc. (The)	228,900	2,865,826
Coca-Cola Bottlers Japan Holdings Inc.	58,200	2,505,113
Concordia Financial Group Ltd.	1,101,200	6,410,458

348

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE VALUE ETF

April 30, 2018

Security	Shares	Value
Credit Saison Co. Ltd.	147,300	$2,642,448
Dai Nippon Printing Co. Ltd.	216,400	4,663,205
Dai-ichi Life Holdings Inc.	966,300	19,197,955
Daicel Corp.	236,400	2,735,046
Daiichi Sankyo Co. Ltd.	498,300	17,076,765
Daiwa House REIT Investment Corp.	1,404	3,348,814
Daiwa Securities Group Inc.	1,432,000	8,803,348
DeNA Co. Ltd.	87,900	1,674,859
Eisai Co. Ltd.	165,900	11,135,805
Electric Power Development Co. Ltd.	140,320	3,818,807
FamilyMart UNY Holdings Co. Ltd.	35,700	3,468,047
Fuji Electric Co. Ltd.	518,000	3,711,327
FUJIFILM Holdings Corp.	380,000	15,297,236
Fukuoka Financial Group Inc.	883,000	4,728,700
Hachijuni Bank Ltd. (The)	376,800	1,993,760
Hankyu Hanshin Holdings Inc.	113,600	4,479,634
Hirose Electric Co. Ltd.	2,590	364,979
Hisamitsu Pharmaceutical Co. Inc.	22,300	1,738,350
Hitachi Metals Ltd.	177,000	2,031,638
Honda Motor Co. Ltd.	1,529,800	52,663,985
Idemitsu Kosan Co. Ltd.	117,600	4,605,127
Iida Group Holdings Co. Ltd.	84,000	1,643,537
Inpex Corp.	880,300	11,282,803
Isetan Mitsukoshi Holdings Ltd.	287,800	3,203,476
Isuzu Motors Ltd.	316,600	4,843,394
ITOCHU Corp.	1,336,700	26,801,186
J Front Retailing Co. Ltd.	206,700	3,352,913
Japan Airlines Co. Ltd.	110,800	4,364,158
Japan Post Bank Co. Ltd.	346,800	4,715,910
Japan Post Holdings Co. Ltd.	1,392,100	16,920,201
Japan Prime Realty Investment Corp.	813	2,949,609
Japan Real Estate Investment Corp.	1,108	5,751,373
Japan Retail Fund Investment Corp.	2,288	4,286,406
Japan Tobacco Inc.	972,000	26,084,332
JFE Holdings Inc.	474,400	9,774,136
JGC Corp.	177,000	4,343,112
JSR Corp.	169,800	3,204,359
JTEKT Corp.	207,100	3,359,401
JXTG Holdings Inc.	2,771,950	18,097,154
Kajima Corp.	840,000	8,098,698
Kamigumi Co. Ltd.	122,300	2,760,621
Kaneka Corp.	223,000	2,202,998
Kansai Electric Power Co. Inc. (The)	622,900	8,709,500
Kawasaki Heavy Industries Ltd.	147,300	4,940,288
KDDI Corp.	1,621,900	43,532,285
Keio Corp.	52,300	2,394,544
Kirin Holdings Co. Ltd.	384,900	10,809,209
Kobe Steel Ltd.	279,000	2,886,251
Konica Minolta Inc.	435,500	3,741,101
Kurita Water Industries Ltd.	51,700	1,677,268
Kyocera Corp.	281,400	17,996,228
Kyushu Electric Power Co. Inc.	117,600	1,453,006
Kyushu Financial Group Inc.	310,600	1,527,099
Kyushu Railway Co.	143,200	4,593,393
Lawson Inc.	51,900	3,429,171
LIXIL Group Corp.	232,000	5,200,786
Marubeni Corp.	1,456,500	10,970,503
Marui Group Co. Ltd.	172,800	3,592,598
Maruichi Steel Tube Ltd.	51,800	1,772,822
Mazda Motor Corp.	503,700	7,003,697

Security	Shares	Value
Mebuki Financial Group Inc.	880,020	$3,417,944
Medipal Holdings Corp.	147,300	3,164,746
Mitsubishi Chemical Holdings Corp.	1,256,700	11,938,219
Mitsubishi Corp.	1,348,600	37,306,029
Mitsubishi Electric Corp.	1,732,600	26,608,493
Mitsubishi Estate Co. Ltd.	385,300	7,051,069
Mitsubishi Gas Chemical Co. Inc.	88,300	2,077,077
Mitsubishi Heavy Industries Ltd.	281,000	11,109,034
Mitsubishi Materials Corp.	87,900	2,682,988
Mitsubishi Motors Corp.	603,000	4,496,669
Mitsubishi Tanabe Pharma Corp.	202,400	3,854,710
Mitsubishi UFJ Financial Group Inc.	10,647,000	71,340,008
Mitsubishi UFJ Lease & Finance Co. Ltd.	405,800	2,584,808
Mitsui & Co. Ltd.	1,513,500	27,337,745
Mitsui Chemicals Inc.	171,500	4,921,270
Mitsui Fudosan Co. Ltd.	806,500	20,721,725
Mixi Inc.	28,500	940,233
Mizuho Financial Group Inc.	21,405,500	38,810,612
MS&AD Insurance Group Holdings Inc.	414,608	13,913,096
Nagoya Railroad Co. Ltd.	82,000	2,151,446
NEC Corp.	222,900	6,121,220
NGK Spark Plug Co. Ltd.	58,600	1,510,185
Nippon Building Fund Inc.	1,176	6,609,459
Nippon Electric Glass Co. Ltd.	93,100	2,684,309
Nippon Express Co. Ltd.	81,300	6,144,400
Nippon Steel & Sumitomo Metal Corp.	682,300	14,871,241
Nippon Telegraph & Telephone Corp.	612,300	29,125,168
Nissan Motor Co. Ltd.	2,086,300	21,954,530
Nisshin Seifun Group Inc.	81,330	1,778,594
NOK Corp.	51,600	1,061,001
Nomura Holdings Inc.	3,259,900	18,831,006
Nomura Real Estate Holdings Inc.	110,800	2,752,154
Nomura Real Estate Master Fund Inc.	3,255	4,542,276
Nomura Research Institute Ltd.	86,300	4,455,974
NSK Ltd.	355,600	4,777,080
NTT DOCOMO Inc.	1,216,900	31,527,635
Obayashi Corp.	557,600	6,430,808
Odakyu Electric Railway Co. Ltd.	87,900	1,896,568
ORIX Corp.	1,171,500	20,598,273
Osaka Gas Co. Ltd.	342,300	7,363,712
Otsuka Holdings Co. Ltd.	232,200	12,163,312
Resona Holdings Inc.	1,978,600	11,257,723
Sankyo Co. Ltd.	51,800	1,820,160
SBI Holdings Inc./Japan	177,000	4,475,751
Secom Co. Ltd.	58,200	4,362,407
Sega Sammy Holdings Inc.	147,300	2,417,645
Seiko Epson Corp.	261,600	4,912,844
Sekisui Chemical Co. Ltd.	355,200	6,297,354
Sekisui House Ltd.	533,400	9,771,079
Seven Bank Ltd.	261,800	880,442
Shimamura Co. Ltd.	22,700	2,644,962
Shinsei Bank Ltd.	143,200	2,235,189
Shizuoka Bank Ltd. (The)	436,000	4,430,724
Showa Shell Sekiyu KK	169,800	2,400,554
Sompo Holdings Inc.	310,400	13,020,206
Sony Financial Holdings Inc.	147,300	2,690,909
Subaru Corp.	376,900	12,671,831

349

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE VALUE ETF

April 30, 2018

Security	Shares	Value
Sumitomo Corp.	1,054,800	$18,984,954
Sumitomo Dainippon Pharma Co. Ltd.	87,900	1,602,563
Sumitomo Electric Industries Ltd.	674,300	10,349,434
Sumitomo Metal Mining Co. Ltd.	134,800	5,787,438
Sumitomo Mitsui Financial Group Inc.	1,216,900	50,599,909
Sumitomo Mitsui Trust Holdings Inc.	287,805	12,219,712
Sumitomo Rubber Industries Ltd.	147,300	2,634,372
Suzuken Co. Ltd./Aichi Japan	61,560	2,649,738
T&D Holdings Inc.	474,000	8,052,694
Taiheiyo Cement Corp.	110,800	4,197,085
Taisei Corp.	177,000	9,559,698
Taisho Pharmaceutical Holdings Co. Ltd.	23,500	2,252,822
Takashimaya Co. Ltd.	223,000	1,915,650
Takeda Pharmaceutical Co. Ltd.	431,200	18,209,506
Teijin Ltd.	110,600	2,083,131
Tobu Railway Co. Ltd.	58,200	1,856,230
Toho Gas Co. Ltd.	58,200	1,765,812
Tohoku Electric Power Co. Inc.	385,300	4,968,319
Tokio Marine Holdings Inc.	592,800	28,018,840
Tokyo Electric Power Co. Holdings Inc.[b]	1,254,500	5,972,991
Tokyo Gas Co. Ltd.	342,300	9,171,794
Tokyo Tatemono Co. Ltd.	177,400	2,702,543
Tokyu Corp.	218,800	3,681,159
Tokyu Fudosan Holdings Corp.	456,700	3,597,673
Toppan Printing Co. Ltd.	419,000	3,507,462
Toshiba Corp.[b]	2,868,000	7,679,452
Toyo Seikan Group Holdings Ltd.	147,300	2,319,378
Toyo Suisan Kaisha Ltd.	54,500	2,146,630
Toyoda Gosei Co. Ltd.	51,800	1,313,166
Toyota Industries Corp.	140,300	8,295,554
Toyota Motor Corp.	2,319,316	152,204,781
Toyota Tsusho Corp.	177,000	6,365,045
United Urban Investment Corp.	2,661	4,080,565
USS Co. Ltd.	84,000	1,766,361
Yamada Denki Co. Ltd.	553,500	2,903,441
Yamaguchi Financial Group Inc.	142,000	1,775,243
Yamaha Corp.	58,200	2,813,598
Yamazaki Baking Co. Ltd.	28,500	624,565
Yokogawa Electric Corp.	84,000	1,853,105
Yokohama Rubber Co. Ltd. (The)	90,900	2,147,375

		1,622,216,352
NETHERLANDS — 2.21%
ABN AMRO Group NV CVA[d]	372,648	11,584,497
Aegon NV	1,673,460	12,317,252
AerCap Holdings NVb,c	69,265	3,610,784
ArcelorMittal[b]	294,777	10,006,016
Boskalis Westminster	82,981	2,463,329
ING Groep NV	3,461,588	58,451,661
Koninklijke Ahold Delhaize NV	1,148,095	27,749,488
Koninklijke Vopak NV	59,958	2,962,846
NN Group NV	269,537	12,925,224
Randstad NV	106,791	6,887,344

		148,958,441
NEW ZEALAND — 0.17%
Fletcher Building Ltd.	769,059	3,419,256
Mercury NZ Ltd.	340,001	764,211

Security	Shares	Value
Meridian Energy Ltd.	1,345,182	$2,786,577
Spark New Zealand Ltd.	1,679,747	4,095,082

		11,065,126
NORWAY — 1.02%
DNB ASA	871,481	16,377,459
Gjensidige Forsikring ASA	179,043	2,842,839
Marine Harvest ASA	238,375	5,196,814
Statoil ASA	1,045,517	26,819,506
Telenor ASA	663,675	14,729,739
Yara International ASA	56,335	2,383,888

		68,350,245
PORTUGAL — 0.18%
EDP — Energias de Portugal SA	2,136,696	7,940,862
Galp Energia SGPS SA	228,248	4,388,865

		12,329,727
SINGAPORE — 1.35%
Ascendas REIT	2,243,900	4,524,915
CapitaLand Commercial Trust	2,305,049	3,168,452
CapitaLand Ltd.	2,466,700	7,004,865
CapitaLand Mall Trust	2,273,200	3,605,393
Golden Agri-Resources Ltd.	6,431,600	1,675,845
Hutchison Port Holdings Trust	4,809,000	1,611,015
Keppel Corp. Ltd.	1,306,900	8,083,918
Oversea-Chinese Banking Corp. Ltd.	1,101,100	11,476,289
Sembcorp Industries Ltd.	861,700	1,997,975
Singapore Airlines Ltd.	468,800	3,852,229
Singapore Press Holdings Ltd.[c]	950,100	1,951,793
Singapore Telecommunications Ltd.	7,170,300	19,062,313
StarHub Ltd.	588,000	1,008,089
Suntec REIT	2,270,100	3,360,444
United Overseas Bank Ltd.[c]	629,900	14,338,723
UOL Group Ltd.	367,200	2,443,285
Yangzijiang Shipbuilding Holdings Ltd.	2,159,200	1,907,982

		91,073,525
SPAIN — 4.94%
Abertis Infraestructuras SA	615,395	13,576,672
ACS Actividades de Construccion y Servicios SA	216,576	9,166,194
Banco Bilbao Vizcaya Argentaria SA	5,955,431	48,424,690
Banco de Sabadell SA	4,785,151	9,403,473
Banco Santander SA	14,409,384	93,540,749
Bankia SA	1,128,031	4,970,446
Bankinter SA	607,462	6,370,557
CaixaBank SA	1,131,337	5,520,831
Enagas SA	146,144	4,262,426
Endesa SA	289,719	6,780,242
Gas Natural SDG SA	314,684	7,950,003
Iberdrola SA	5,252,586	40,717,032
International Consolidated Airlines Group SA	221,803	1,921,969
Mapfre SA	1,059,905	3,693,183

350

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE VALUE ETF

April 30, 2018

Security	Shares	Value
Red Electrica Corp. SA	382,372	$7,983,042
Repsol SA	1,127,903	21,599,297
Siemens Gamesa Renewable Energy SAc	212,042	3,654,536
Telefonica SA	4,214,423	42,939,681

		332,475,023
SWEDEN — 1.57%
Alfa Laval AB	96,121	2,393,405
ICA Gruppen ABc	72,333	2,254,460
Industrivarden AB Class C	98,157	2,078,665
Nordea Bank AB	2,687,917	27,478,671
Skandinaviska Enskilda Banken AB Class A	1,431,450	13,507,335
Skanska AB Class B	304,035	5,956,902
SKF AB Class B	333,467	6,791,010
Svenska Handelsbanken AB Class A	1,352,897	15,164,578
Swedbank AB Class A	800,462	17,482,354
Telia Co. AB	2,588,923	12,786,194

		105,893,574
SWITZERLAND — 6.58%
Baloise Holding AG Registered	42,293	6,737,656
Credit Suisse Group AG Registered	1,091,050	18,511,147
Julius Baer Group Ltd.	137,169	8,208,801
LafargeHolcim Ltd. Registered	405,879	22,698,719
Nestle SA Registered	980,797	76,272,101
Novartis AG Registered	1,987,672	154,009,943
Swatch Group AG (The) Registered	35,731	3,199,872
Swiss Life Holding AG Registered	28,878	10,166,666
Swiss Prime Site AG Registered	65,606	6,166,924
Swiss Re AG	282,485	27,012,860
Swisscom AG Registered	23,289	11,222,197
UBS Group AG Registered	3,258,727	55,206,437
Zurich Insurance Group AG	135,371	43,432,498

		442,845,821
UNITED KINGDOM — 20.44%
3i Group PLC	856,284	11,105,255
Admiral Group PLC	179,537	4,928,395
Anglo American PLC	1,187,585	27,960,996
Antofagasta PLC	193,891	2,596,850
AstraZeneca PLC	400,163	28,125,920
Aviva PLC	3,584,952	26,120,606
Babcock International Group PLC	230,144	2,332,403
BAE Systems PLC	2,901,651	24,419,155
Barclays PLC	9,851,430	28,121,472
Barratt Developments PLC	578,358	4,445,035
Berkeley Group Holdings PLC	113,017	6,338,636
BHP Billiton PLC	1,876,583	39,907,940
BP PLC	11,480,958	85,075,526
British Land Co. PLC (The)	852,971	7,899,620
BT Group PLC	7,488,447	25,728,799
Capita PLC	597,849	1,577,313
Centrica PLC	4,954,280	10,494,968
Cobham PLC[b]	1,144,599	1,814,567
Direct Line Insurance Group PLC	1,235,027	6,367,083
easyJet PLC	138,687	3,037,226
GlaxoSmithKline PLC	4,390,175	88,368,030

Security	Shares	Value
GVC Holdings PLC	481,645	$5,920,788
Hammerson PLC	704,087	5,324,060
HSBC Holdings PLC	17,867,605	178,520,515
Imperial Brands PLC	847,904	30,416,923
Investec PLC	569,440	4,528,652
ITV PLC	3,220,896	6,727,649
J Sainsbury PLC	1,452,045	6,179,919
John Wood Group PLC	611,445	4,788,599
Kingfisher PLC	1,986,056	8,310,430
Land Securities Group PLC	649,184	8,837,812
Legal & General Group PLC	5,349,131	19,892,586
Lloyds Banking Group PLC	64,036,997	57,030,988
Marks & Spencer Group PLC	1,438,072	5,698,555
Meggitt PLC	779,394	5,071,205
Melrose Industries PLC	1	2
Micro Focus International PLC	388,405	6,703,168
Mondi PLC	326,670	9,115,761
National Grid PLC	3,031,994	35,196,307
Next PLC	130,319	9,434,249
Old Mutual PLC	4,355,938	15,095,120
Pearson PLC	731,500	8,400,796
Persimmon PLC	143,584	5,369,330
Rio Tinto PLC	1,080,122	58,704,870
Royal Bank of Scotland Group PLC[b]	3,227,495	12,011,442
Royal Dutch Shell PLC Class A	4,050,777	141,213,013
Royal Dutch Shell PLC Class B	3,363,223	120,510,179
Royal Mail PLC	791,878	6,339,108
Schroders PLC	110,281	5,014,071
Segro PLC	867,058	7,717,193
Severn Trent PLC	73,045	1,951,805
Smiths Group PLC	162,872	3,583,699
SSE PLC	924,980	17,594,230
Standard Life Aberdeen PLC	2,358,053	11,864,446
Taylor Wimpey PLC	2,949,167	7,788,951
Travis Perkins PLC	222,468	3,888,422
TUI AG	216,658	4,910,400
United Utilities Group PLC	420,382	4,303,225
Vodafone Group PLC	23,823,007	69,431,489
Wm Morrison Supermarkets PLC	2,058,016	6,890,932
WPP PLC	1,122,035	19,279,297

		1,376,325,981

TOTAL COMMON STOCKS (Cost: $6,036,671,556)		6,611,913,858

PREFERRED STOCKS — 0.83%

GERMANY — 0.71%
Bayerische Motoren Werke AG NVS, Preference Shares	47,513	4,603,895
Porsche Automobil Holding SE NVS, Preference Shares	90,682	7,756,985
Schaeffler AG NVS, Preference Shares	72,207	1,122,348
Volkswagen AG NVS, Preference Shares	165,145	34,286,905

		47,770,133

351

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE VALUE ETF

April 30, 2018

Security	Shares	Value
ITALY — 0.12%
Intesa Sanpaolo SpA NVS, Preference Shares	879,955	$3,493,547
Telecom Italia SpA/Milano NVS, Preference Shares	5,389,930	4,643,134

		8,136,681

TOTAL PREFERRED STOCKS (Cost: $45,197,832)		55,906,814

SHORT-TERM INVESTMENTS — 1.44%

MONEY MARKET FUNDS — 1.44%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.93%[e,f,g]	95,674,677	95,684,245
BlackRock Cash Funds: Treasury, SL Agency Shares
1.61%[e,f]	1,534,933	1,534,933

		97,219,178

TOTAL SHORT-TERM INVESTMENTS (Cost: $97,211,737)		97,219,178

TOTAL INVESTMENTS IN SECURITIES — 100.46% (Cost: $6,179,081,125)		6,765,039,850
Other Assets, Less Liabilities — (0.46)%		(31,102,413)

NET ASSETS — 100.00%		$6,733,937,437

ADR — American Depositary Receipts

NVS — Non-Voting Shares

[a]	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
[b]	Non-income producing security.
[c]	All or a portion of this security is on loan.
[d]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
[e]	Affiliate of the Fund.
[f]	Annualized 7-day yield as of period end.
[g]	All or a portion of this security was purchased with cash collateral received from loaned securities.

352

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE VALUE ETF

April 30, 2018

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended April 30, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated issuer	Shares held at 07/31/17	Shares purchased		Shares sold	Shares held at 04/30/18	Value at 04/30/18	Income		Net realized gain (loss)	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	9,726,555	85,948,122	[a]	—	95,674,677	$95,684,245	$317,834	[b]	$(10,465)	$5,974
BlackRock Cash Funds: Treasury, SL Agency Shares	294,399	1,240,534	[a]	—	1,534,933	1,534,933	32,034		—	—

						$97,219,178	$349,868		$(10,465)	$5,974

[a]	Net of purchases and sales.
[b]	Includes the Fund’s portion of securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities.

Futures Contracts

Futures contracts outstanding as of April 30, 2018 were as follows:

Description	Number of contracts	Expiration date	Notional amount (000)	Value / unrealized appreciation (depreciation)
Long Contracts
Euro STOXX 50	614	Jun 2018	$25,771	$1,025,476
FTSE 100 Index	197	Jun 2018	20,242	901,372
TOPIX Index	110	Jun 2018	17,889	569,982

Total				$2,496,830

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

353

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE VALUE ETF

April 30, 2018

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common stocks	$6,611,913,828	$—	$30	$6,611,913,858
Preferred stocks	55,906,814	—	—	55,906,814
Money market funds	97,219,178	—	—	97,219,178

Total	$6,765,039,820	$—	$30	$6,765,039,850

Derivative financial instruments[a]
Assets
Futures contracts	$2,496,830	$—	$—	$2,496,830

Total	$2,496,830	$—	$—	$2,496,830

a Shown at the unrealized appreciation (depreciation) on the contracts.

354

Schedule of Investments (Unaudited)

iSHARES® MSCI EUROPE FINANCIALS ETF

April 30, 2018

Security	Shares	Value
COMMON STOCKS — 98.94%

AUSTRIA — 0.99%
Erste Group Bank AG	351,929	$17,263,136
Raiffeisen Bank International AGa	174,539	5,904,581

		23,167,717
BELGIUM — 2.05%
Ageas	220,329	11,832,650
Groupe Bruxelles Lambert SA	93,467	10,723,525
KBC Group NV	291,980	25,540,551

		48,096,726
DENMARK — 1.44%
Danske Bank A/S	872,754	30,485,144
Tryg A/S	139,016	3,302,578

		33,787,722
FINLAND — 1.21%
Sampo OYJ Class A	523,462	28,301,978

		28,301,978
FRANCE — 11.70%
Amundi SAb	70,473	6,001,050
AXA SA NVS	2,263,441	64,866,797
BNP Paribas SA	1,309,525	101,227,059
CNP Assurances NVS	199,725	5,125,374
Credit Agricole SA	1,322,206	21,781,754
Eurazeo SA NVS	50,501	4,441,912
Natixis SA	1,091,110	8,980,112
SCOR SE	199,942	8,128,823
Societe Generale SA NVS	893,403	49,064,532
Wendel SA NVS	32,441	4,907,238

		274,524,651
GERMANY — 10.84%
Allianz SE Registered	520,057	123,442,206
Commerzbank AGa	1,240,082	16,046,431
Deutsche Bank AG Registered	2,413,113	33,137,817
Deutsche Boerse AG	224,592	30,296,440
Hannover Rueck SE	70,064	9,870,339
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Registered	180,956	41,528,943

		254,322,176
IRELAND — 0.65%
AIB Group PLC	937,350	5,596,843
Bank of Ireland Group PLC	1,061,790	9,557,262

		15,154,105

Security	Shares	Value
ITALY — 7.13%
Assicurazioni Generali SpA	1,453,307	$29,393,507
EXOR NV	126,846	9,431,328
Intesa Sanpaolo SpA	15,728,014	59,991,132
Mediobanca Banca di Credito Finanziario SpA	720,864	8,766,086
Poste Italiane SpA[b]	605,251	5,927,625
UniCredit SpA	2,333,374	50,671,957
UnipolSai Assicurazioni SpA	1,153,324	3,107,383

		167,289,018
NETHERLANDS — 5.30%
ABN AMRO Group NV CVA[b]	494,111	15,360,413
Aegon NV	2,072,343	15,253,170
ING Groep NV	4,526,680	76,436,585
NN Group NV	359,103	17,220,221

		124,270,389
NORWAY — 1.07%
DNB ASA	1,142,384	21,468,451
Gjensidige Forsikring ASA	231,232	3,671,495

		25,139,946
SPAIN — 10.10%
Banco Bilbao Vizcaya Argentaria SA	7,765,116	63,139,567
Banco de Sabadell SA	6,244,576	12,271,443
Banco Santander SA	18,813,853	122,133,042
Bankia SA	1,438,945	6,340,428
Bankinter SA	782,109	8,202,110
CaixaBank SA	4,185,432	20,424,561
Mapfre SA	1,251,099	4,359,388

		236,870,539
SWEDEN — 5.80%
Industrivarden AB Class C	192,577	4,078,192
Investor AB Class B	530,423	23,242,028
Kinnevik AB Class B	271,025	9,829,810
L E Lundbergforetagen AB Class B	43,762	2,978,198
Nordea Bank AB	3,544,595	36,236,521
Skandinaviska Enskilda Banken AB Class A	1,771,504	16,716,125
Svenska Handelsbanken AB Class A	1,787,919	20,040,725
Swedbank AB Class A	1,055,347	23,049,126

		136,170,725
SWITZERLAND — 11.47%
Baloise Holding AG Registered	57,136	9,102,280
Credit Suisse Group AG Registered	2,832,022	48,049,105
Julius Baer Group Ltd.	261,341	15,639,803
Pargesa Holding SA Bearer	44,257	4,164,602
Partners Group Holding AG	20,334	14,923,377
Swiss Life Holding AG Registered	37,783	13,301,723
Swiss Re AG	367,287	35,122,121
UBS Group AG Registered	4,264,433	72,244,208
Zurich Insurance Group AG	176,433	56,606,850

		269,154,069

355

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EUROPE FINANCIALS ETF

April 30, 2018

Security	Shares	Value

UNITED KINGDOM — 29.19%
3i Group PLC	1,135,396	$14,725,093
Admiral Group PLC	231,080	6,343,280
Aviva PLC	4,678,806	34,090,624
Barclays PLC	19,843,182	56,643,501
Direct Line Insurance Group PLC	1,595,759	8,226,809
Hargreaves Lansdown PLC	303,027	7,468,911
HSBC Holdings PLC	23,300,043	232,797,607
Investec PLC	784,699	6,240,568
Legal & General Group PLC	6,953,815	25,860,156
Lloyds Banking Group PLC	83,783,548	74,617,155
London Stock Exchange Group PLC	363,484	21,527,718
Old Mutual PLC	5,746,085	19,912,552
Prudential PLC	3,011,752	77,758,682
Royal Bank of Scotland Group PLC[a]	4,186,843	15,581,751
RSA Insurance Group PLC	1,185,461	10,733,990
Schroders PLC	144,216	6,556,970
St. James’s Place PLC	610,992	9,564,212
Standard Chartered PLC	3,841,149	40,578,945
Standard Life Aberdeen PLC	3,127,979	15,738,297

		684,966,821

TOTAL COMMON STOCKS (Cost: $2,312,876,506)		2,321,216,582

PREFERRED STOCKS — 0.18%

ITALY — 0.18%
Intesa Sanpaolo SpA NVS, Preference Shares	1,081,143	4,292,292

		4,292,292

TOTAL PREFERRED STOCKS (Cost: $3,453,358)		4,292,292

Security	Shares	Value
SHORT-TERM INVESTMENTS — 0.00%

MONEY MARKET FUNDS — 0.00%
BlackRock Cash Funds: Treasury, SL Agency Shares
1.61%[c,d]	50,339	$50,339

		50,339

TOTAL SHORT-TERM INVESTMENTS (Cost: $50,339)		50,339

TOTAL INVESTMENTS IN SECURITIES — 99.12% (Cost: $2,316,380,203)		2,325,559,213
Other Assets, Less Liabilities — 0.88%		20,605,458

NET ASSETS — 100.00%		$2,346,164,671

NVS — Non-Voting Shares

[a]	Non-income producing security.
[b]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
[c]	Affiliate of the Fund.
[d]	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended April 30, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated issuer	Shares held at 07/31/17	Shares purchased	Shares sold		Shares held at 04/30/18	Value at 04/30/18	Income		Net realized gain (loss)	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	—	—	—	[a]	—	$—	$8,502	[b]	$72	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	659,845	—	(609,506)[a]		50,339	50,339	13,768		—	—

						$50,339	$22,270		$72	$—

[a]	Net of purchases and sales.
[b]	Includes the Fund’s portion of securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities.

356

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EUROPE FINANCIALS ETF

April 30, 2018

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common stocks	$2,321,216,582	$—	$—	$2,321,216,582
Preferred stocks	4,292,292	—	—	4,292,292
Money market funds	50,339	—	—	50,339

Total	$2,325,559,213	$—	$—	$2,325,559,213

357

Schedule of Investments (Unaudited)

iSHARES® MSCI EUROPE SMALL-CAP ETF

April 30, 2018

Security	Shares	Value
COMMON STOCKS — 98.70%

AUSTRALIA — 0.00%
AED Oil Ltd. NVS[a,b]	11,395	$—

		—
AUSTRIA — 1.54%
AT&S Austria Technologie & Systemtechnik AG	4,406	109,394
BUWOG AG	5,882	206,377
CA Immobilien Anlagen AG	13,672	474,742
DO & CO AGc	1,177	73,236
EVN AG	6,283	128,897
FACC AGa	3,572	88,687
IMMOFINANZ AG	173,985	456,993
Kapsch TrafficCom AG	910	40,515
Lenzing AG	2,322	271,707
Oesterreichische Post AG	5,904	284,330
POLYTEC Holding AG	2,719	48,554
Porr AGc	1,998	71,212
S IMMO AG	8,200	162,479
Schoeller-Bleckmann Oilfield Equipment AGa	1,961	243,799
Semperit AG Holding[c]	1,786	39,445
Telekom Austria AG	29,774	284,186
UNIQA Insurance Group AG	21,643	259,660
Vienna Insurance Group AG Wiener Versicherung Gruppe	6,635	216,283
Wienerberger AG	21,112	533,107
Zumtobel Group AG	4,916	44,546

		4,038,149
BELGIUM — 3.32%
Ablynx NVa	11,926	645,234
Ackermans & van Haaren NV	4,225	764,675
Aedifica SA	2,976	270,389
AGFA-Gevaert NVa	29,764	106,588
Balta Group NVa,d	2,812	21,404
Barco NV	1,574	203,863
Befimmo SA	3,577	232,509
Bekaert SA	6,337	267,054
Biocartis NVa,c,d	5,303	82,011
bpost SA	17,548	385,231
Celyad SAa,c	995	34,286
Cie. d’Entreprises CFE	1,385	174,698
Cofinimmo SA	3,603	478,846
D’ieteren SA/NV	4,600	195,965
Econocom Group SA/NV	21,223	137,183
Elia System Operator SA/NV	5,280	334,275
Euronav NVc	22,387	181,627
EVS Broadcast Equipment SA	2,230	73,419
Exmar NVa,c	5,252	36,804
Fagron[a,c]	6,824	117,900
Galapagos NVa,c	7,707	696,693
Gimv NV	4,156	249,558
Greenyard NV	2,694	56,830
Intervest Offices & Warehouses NV	2,281	65,591
Ion Beam Applications[c]	4,036	82,848
KBC Ancora	6,471	392,868

Security	Shares	Value
Kinepolis Group NV	2,600	$181,882
Melexis NV	3,519	336,093
Nyrstar NVa,c	14,870	103,124
Ontex Group NV	14,620	375,887
Orange Belgium SA	5,173	107,625
Recticel SA	6,685	83,837
Sioen Industries NV	1,181	43,663
Sofina SA	2,709	473,932
Tessenderlo Group SAa	4,896	205,854
Van de Velde NV	1,015	42,002
Warehouses De Pauw CVA	3,048	375,624
X-Fab Silicon Foundries SEa,c,d	10,288	99,440

		8,717,312
CHINA — 0.00%
Boshiwa International Holding Ltd.[a,b]	20,000	127

		127
DENMARK — 2.84%
ALK-Abello A/Sa,c	1,125	143,027
Alm Brand A/S	10,617	112,598
Ambu A/S Series B	26,564	618,584
Bang & Olufsen A/Sa	5,988	148,373
Bavarian Nordic A/Sa,c	5,761	158,303
D/S Norden A/Sa	4,376	80,258
Dfds A/S	5,474	342,289
FLSmidth & Co. A/S	6,720	416,714
GN Store Nord A/S	24,677	869,967
IC Group A/S	1,337	35,210
Jyske Bank A/S Registered	11,336	681,816
Matas A/S	6,698	77,335
Nilfisk Holding A/Sa	4,740	232,901
NKT A/Sa	4,735	141,513
NNIT A/Sd	2,154	59,870
Per Aarsleff Holding A/S	3,307	124,147
Rockwool International A/S Class B	1,594	481,820
Royal Unibrew A/S	8,421	559,884
Scandinavian Tobacco Group A/Sd	10,808	180,874
Schouw & Co. A/S	1,976	194,984
SimCorp A/S	6,769	493,077
Solar A/S Class B	1,004	64,799
Spar Nord Bank A/S	15,224	174,542
Sydbank A/S	12,847	476,660
Topdanmark A/S	9,688	457,484
TORM PLC	5,824	46,655
Zealand Pharma A/Sa	4,487	67,815

		7,441,499
FINLAND — 2.65%
Amer Sports OYJ	21,000	644,454
Atria OYJ	1,795	25,634
Cargotec OYJ Class B	7,032	359,553
Caverion OYJ[a]	15,224	127,560
Citycon OYJ	70,100	160,835

358

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EUROPE SMALL-CAP ETF

April 30, 2018

Security	Shares	Value
Cramo OYJ	6,620	$155,806
DNA OYJ	10,535	247,185
F-Secure OYJ	16,676	74,648
Finnair OYJ	10,065	137,779
Huhtamaki OYJ	16,160	660,709
Kemira OYJ	17,668	237,373
Kesko OYJ Class B	11,644	685,125
Konecranes OYJ	11,969	491,383
Lehto Group OYJ	5,700	78,233
Metsa Board OYJ	33,580	377,719
Oriola OYJ Class B	20,749	70,068
Outokumpu OYJ	56,272	365,774
Outotec OYJ[a]	24,049	219,838
Ponsse OYJ	1,959	73,846
Ramirent OYJ	13,211	115,402
Sanoma OYJ	12,679	141,545
Stockmann OYJ Abp Class Ba	6,166	29,948
Technopolis OYJ	26,018	122,125
Tieto OYJ	10,171	365,463
Tikkurila OYJ	6,170	111,670
Tokmanni Group Corp.	8,677	73,752
Uponor OYJ	9,616	168,345
Valmet OYJ	22,794	434,026
YIT OYJ	28,347	191,108

		6,946,906
FRANCE — 6.64%
AB Science SA NVS[a,c]	3,856	22,940
ABC arbitrage	7,055	58,474
Air France-KLM NVS[a]	34,049	334,781
Albioma SA	4,422	109,525
ALD SAa,d	18,209	308,441
Altamir	4,774	80,405
Alten SA NVS	5,096	506,720
Altran Technologies SA NVS[c]	40,845	631,666
APERAM SA	9,274	452,339
Assystem NVS	1,134	38,226
Aubay NVS	1,017	49,150
Axway Software SA NVS	1,256	30,805
Beneteau SA NVS	6,442	146,013
Boiron SA NVS	1,417	126,518
Bonduelle SCA NVS	2,509	111,858
Bourbon Corp. NVS[c]	5,286	33,210
Cellectis SA NVS[a,c]	5,637	164,408
Chargeurs SA NVS	2,997	90,524
Cie. des Alpes	1,450	51,506
Cie. Plastic Omnium SA NVS	11,095	534,054
Coface SAa	16,332	207,584
DBV Technologies SAa,c	3,730	166,834
Derichebourg SA NVS	17,631	156,248
Devoteam SA NVS	846	90,357
Direct Energie NVS[c]	1,539	78,653
Elior Group SAd	19,633	401,589
Elis SA NVS	29,211	699,502
Eramet NVS[a]	1,617	281,522
Esso SA Francaise[a]	446	27,051
Etablissements Maurel et Prom[a]	6,621	38,158
Euronext NVd	9,971	715,589
Europcar Groupe SA NVS[d]	15,505	181,149

Security	Shares	Value
FFP NVS	1,081	$130,868
FIGEAC-AERO[a,c]	1,359	26,534
Fnac Darty SAa	2,981	320,546
Gaztransport Et Technigaz SA	4,152	257,594
Genfit NVS[a,c]	4,858	137,932
GL Events NVS	1,382	43,580
Groupe Crit NVS	469	50,998
Groupe Guillin NVS	1,284	56,158
Guerbet NVS[c]	1,104	70,027
Haulotte Group SA	2,165	42,741
ID Logistics Group NVS[a]	413	73,650
Innate Pharma SAa,c	8,103	62,216
Interparfums SA NVS	2,049	94,692
IPSOS NVS	5,823	221,613
Jacquet Metal Service SA NVS	2,063	79,885
Kaufman & Broad SA NVS	2,873	151,551
Korian SA	7,785	272,769
LISI NVS	3,301	122,041
LNA Sante SA NVS	913	58,905
Maisons du Monde SAd	7,924	322,445
Manitou BF SA	1,698	77,342
Marie Brizard Wine & Spirits SA NVS[a,c]	2,888	27,879
Mercialys SA	8,852	169,515
Mersen SA NVS	2,775	130,757
Metropole Television SA	4,289	105,712
MGI Coutier NVS	1,613	55,736
Naturex NVS[a]	1,102	178,945
Neopost SA	5,936	160,363
Nexans SA	4,929	260,779
Nexity SA	7,812	488,440
Oeneo SA NVS	4,305	51,961
Orpea NVS	8,101	1,040,914
Parrot SAa,c	3,131	20,881
Pierre & Vacances SA NVS[a]	828	40,866
Plastivaloire	1,519	34,833
Rallye SA NVS	3,794	59,316
Rubis SCA	15,003	1,169,167
Sartorius Stedim Biotech NVS	4,833	451,956
SOITEC NVS[a]	3,038	247,759
Solocal Group NVS[a]	95,190	122,369
Solutions 30 SEa	3,527	175,140
Sopra Steria Group NVS	2,595	554,631
SPIE SA NVS	19,686	445,486
SRP Groupe SA NVS[a,d]	2,630	24,054
Ste Industrielle d’Aviation Latecoere SA NVS[a]	12,601	81,908
Synergie SA NVS	1,259	77,273
Tarkett SA NVS	5,563	164,535
Technicolor SA Registered	64,855	106,332
Television Francaise 1	7,265	90,848
Trigano SA NVS	1,349	254,910
Vallourec SA NVS[a,c]	55,310	334,128
Vicat SA NVS	3,137	231,387
Virbac SA NVS[a]	726	113,328
Worldline SA/France NVS[a,d]	7,184	362,638

		17,434,632

359

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EUROPE SMALL-CAP ETF

April 30, 2018

Security	Shares	Value
GERMANY — 10.06%
Aareal Bank AG	10,062	$504,268
ADLER Real Estate AGa	5,032	93,505
ADO Properties SAd	5,388	296,586
ADVA Optical Networking SEa,c	7,229	49,959
AIXTRON SEa	19,193	274,905
alstria office REIT AG	25,404	382,436
Amadeus Fire AG	905	99,173
Aumann AGa,d	1,305	78,993
AURELIUS Equity Opportunities SE & Co KGaA[c]	4,032	306,171
Aurubis AG	6,049	541,698
Basler AGc	226	46,528
Bauer AG	1,637	51,226
BayWa AGc	2,411	84,330
Bechtle AG	5,235	444,326
Bertrandt AG	949	106,345
bet-at-home.com AGc	473	47,118
Bilfinger SEc	5,398	258,266
Borussia Dortmund GmbH & Co. KGaA[c]	10,422	69,003
CANCOM SE	2,965	349,992
Carl Zeiss Meditec AG Bearer	7,045	479,212
CECONOMY AG	31,915	358,451
CENTROTEC Sustainable AG	1,535	24,666
Cewe Stiftung & Co. KGaA	895	91,806
comdirect bank AG	4,869	74,711
CompuGroup Medical SE	4,191	218,949
CTS Eventim AG & Co. KGaA	8,510	399,344
Deutsche Beteiligungs AG	2,200	98,082
Deutsche Euroshop AG	9,716	349,818
Deutsche Pfandbriefbank AGd	18,825	305,684
Deutz AG	21,137	205,323
Dialog Semiconductor PLC[a]	13,352	286,099
DIC Asset AG	7,762	95,844
Diebold Nixdorf AGa	1,439	114,574
DMG Mori AG	3,699	213,401
Draegerwerk AG & Co. KGaA	536	33,027
Duerr AGc	4,629	461,290
Elmos Semiconductor AG	1,719	55,972
ElringKlinger AGc	4,926	89,631
Encavis AGc	14,465	116,744
Evotec AGa,c	21,901	356,294
Ferratum OYJ	2,064	66,458
Freenet AG	22,940	729,488
Gerresheimer AG	5,682	464,073
Gerry Weber International AGc	4,377	41,830
GFT Technologies SE	2,704	43,124
Grammer AG	1,728	111,696
Grand City Properties SA	18,966	458,294
GRENKE AGc	4,735	559,783
H&R GmbH & Co. KGaA[a,c]	2,252	33,195
Hamborner REIT AG	13,222	148,885
Hamburger Hafen und Logistik AG	4,263	102,857
Hapag-Lloyd AGa,c,d	7,685	330,546
Heidelberger Druckmaschinen AGa	47,387	176,797
Hornbach Baumarkt AG	1,356	45,627
Hypoport AGa,c	536	103,615
Indus Holding AG	3,210	230,372
Isra Vision AG	559	123,865

Security	Shares	Value
Jenoptik AG	9,014	$328,899
JOST Werke AGa,d	2,628	110,971
Kloeckner & Co. SE	12,947	157,990
Koenig & Bauer AG	2,315	190,474
KPS AG	2,274	23,106
Krones AGc	2,765	355,447
KWS Saat SE	375	135,696
LEG Immobilien AG	11,126	1,284,289
Leoni AG	5,434	341,792
Manz AGa,c	727	29,908
MBB SEc	324	34,879
MLP SE	11,521	70,016
MorphoSys AGa	4,942	513,499
Nemetschek SE	3,439	414,669
Nordex SEa	10,899	125,361
Norma Group SE	5,741	422,766
OHB SEc	901	40,114
PATRIZIA Immobilien AGa	8,066	161,578
Pfeiffer Vacuum Technology AG	1,108	164,123
Rational AGc	597	374,713
Rheinmetall AG	7,866	1,032,577
RHOEN-KLINIKUM AG	5,270	172,551
RIB Software SEc	6,078	161,409
Rocket Internet SEa,c,d	10,105	296,431
S&T AGc	7,875	203,612
SAF-Holland SA	7,852	146,476
Salzgitter AG	6,815	375,218
Scout24 AGd	16,102	835,373
Senvion SA NVS[a,c]	4,490	59,022
SGL Carbon SEa	10,595	142,986
Siltronic AG	3,737	603,661
Sixt Leasing SEc	2,153	46,302
Sixt SE	2,105	248,604
SLM Solutions Group AGa,c	2,160	87,425
SMA Solar Technology AGc	2,078	128,419
Software AG	9,053	446,920
STADA Arzneimittel AGc	4,353	440,939
STRATEC Biomedical AGc	814	74,252
Stroeer SE & Co. KGaA	4,837	355,027
Suedzucker AGc	12,501	208,280
Surteco SE	1,301	41,733
TAG Immobilien AG	22,378	472,879
Takkt AG	6,019	124,645
TLG Immobilien AG	18,708	538,855
Vapiano SEa,c,d	1,258	36,022
VERBIO Vereinigte BioEnergie AGc	3,847	18,648
Vossloh AGa,c	1,785	90,579
VTG AGc	2,234	128,208
Wacker Chemie AG	2,778	501,778
Wacker Neuson SE	4,846	156,444
Washtec AG	1,958	189,016
Wuestenrot & Wuerttembergische AG	4,045	97,743
XING SE	533	165,822
zooplus AGa,c	1,076	223,604

		26,416,005

360

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EUROPE SMALL-CAP ETF

April 30, 2018

Security	Shares	Value
HONG KONG — 0.00%
China Hongxing Sports Ltd.[a,b]	198,000	$2
Peace Mark Holdings Ltd.[a,b]	30,000	—
Real Gold Mining Ltd.[a,b]	27,000	10

		12
IRELAND — 1.98%
C&C Group PLC	53,417	201,360
Cairn Homes PLC NVS[a]	120,069	261,991
Dalata Hotel Group PLC[a]	32,047	255,546
Glanbia PLC	33,591	568,185
Green REIT PLC	113,448	208,069
Hibernia REIT PLC	117,509	210,690
Irish Continental Group PLC	28,076	189,960
Irish Residential Properties REIT PLC	60,225	99,104
Kingspan Group PLC	27,074	1,226,655
Origin Enterprises PLC	21,992	141,888
Permanent TSB Group Holdings PLC[a]	24,419	51,630
Smurfit Kappa Group PLC	41,801	1,785,819

		5,200,897
ISRAEL — 0.00%
Africa Israel Investments Ltd.[a]	1	—

		—
ITALY — 7.55%
A2A SpA	287,031	578,273
ACEA SpA	9,288	163,501
Actelios SpA	20,115	48,970
Aeroporto Guglielmo Marconi Di Bologna SpA	2,193	42,817
Amplifon SpA	15,851	296,843
Anima Holding SpA[d]	53,593	386,564
Arnoldo Mondadori Editore SpA[a]	22,891	44,915
Ascopiave SpA	12,423	51,032
Astaldi SpA NVS[c]	8,463	24,090
ASTM SpA	7,786	214,951
Autogrill SpA	22,272	285,236
Azimut Holding SpA	20,744	436,846
Banca Carige SpA[a]	6,321,418	68,738
Banca Farmafactoring SpA[d]	11,895	74,516
Banca Generali SpA	10,706	348,210
Banca IFIS SpA	3,707	146,457
Banca Mediolanum SpA	45,354	364,946
Banca Monte dei Paschi di Siena SpA[a,c]	49,932	161,799
Banca Popolare di Sondrio SCPA	79,407	376,083
Banco BPM SpA[a]	267,590	975,241
Beni Stabili SpA SIIQ	157,737	149,508
Biesse SpA	2,350	124,360
Bio On SpA[a]	1,198	41,686
BPER Banca	84,337	488,285
Brembo SpA	26,319	389,533
Brunello Cucinelli SpA	5,288	176,335
Buzzi Unicem SpA	13,040	330,223
Cairo Communication SpA	12,914	58,354
Cementir Holding SpA	6,854	57,387

Security	Shares	Value
Cerved Information Solutions SpA	35,199	$427,826
CIR-Compagnie Industriali Riunite SpA	54,886	72,281
Credito Emiliano SpA	14,380	126,482
Credito Valtellinese SpA[a,c]	1,247,704	194,163
Danieli & C Officine Meccaniche SpA	2,090	57,699
Danieli & C Officine Meccaniche SpA RSP NVS	6,712	128,778
Datalogic SpA	3,524	112,829
De’ Longhi SpA	10,457	313,327
DeA Capital SpA	21,098	38,185
DiaSorin SpA	3,919	370,982
doBank SpA[a,d]	6,988	106,380
Ei Towers SpA	2,938	170,030
El.En. SpA	1,814	71,712
Enav SpA[d]	47,539	259,843
ERG SpA	10,524	253,030
Fila SpA	2,693	56,809
Fincantieri SpA NVS[a]	88,175	139,239
FinecoBank Banca Fineco SpA	69,326	829,555
GEDI Gruppo Editoriale SpA[a,c]	31,347	15,964
Geox SpA	13,296	44,819
Hera SpA	132,665	492,398
IMA Industria Macchine Automatiche SpA	3,075	299,446
Immobiliare Grande Distribuzione SIIQ SpA	9,626	90,285
Infrastrutture Wireless Italiane SpA[d]	43,204	348,429
Interpump Group SpA	12,377	394,483
Iren SpA	104,705	319,044
Italgas SpA	85,627	555,137
Italmobiliare SpA	2,456	66,617
Juventus Football Club SpA[a]	69,831	53,153
La Doria SpA	1,879	27,515
Maire Tecnimont SpA	21,153	107,902
MARR SpA	5,792	175,087
Mediaset SpA[a]	82,790	329,588
Moncler SpA	29,544	1,336,422
OVS SpA[d]	33,778	144,061
Piaggio & C SpA	28,225	74,341
Prima Industrie SpA	728	36,282
RAI Way SpA[d]	16,488	93,229
Reply SpA	3,256	205,940
Safilo Group SpA[a,c]	5,354	26,942
Saipem SpA[a]	113,367	434,743
Salini Impregilo SpA[c]	29,818	85,526
Salvatore Ferragamo SpA	8,853	262,271
Saras SpA	83,267	198,993
Societa Cattolica di Assicurazioni SC	25,935	276,998
Societa Iniziative Autostradali e Servizi SpA	13,931	296,233
Sogefi SpA[a]	8,282	32,561
Tamburi Investment Partners SpA	13,111	97,262
Technogym SpA NVS[d]	18,023	219,714
Tod’s SpA[c]	1,712	132,380
Unione di Banche Italiane SpA[c]	182,509	942,668
Unipol Gruppo SpA	74,691	401,575
Vittoria Assicurazioni SpA	4,120	58,539
Yoox Net-A-Porter Group SpA[a]	9,835	450,233
Zignago Vetro SpA	4,567	45,964

		19,807,593

361

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EUROPE SMALL-CAP ETF

April 30, 2018

Security	Shares	Value
NETHERLANDS — 4.49%
Aalberts Industries NV	17,852	$880,869
Accell Group	4,302	100,731
AMG Advanced Metallurgical Group NV	4,812	225,926
Arcadis NV	12,227	241,385
ASM International NV	8,242	494,911
ASR Nederland NV	25,881	1,224,510
Basic-Fit NVa,d	5,192	156,511
BE Semiconductor Industries NV	6,528	452,327
BinckBank NV	11,524	67,249
Brunel International NV	3,527	63,451
Corbion NV	10,471	335,506
Eurocommercial Properties NV	9,171	384,490
Flow Traders[d]	4,930	191,082
ForFarmers NV	3,654	51,388
Fugro NV CVA[a]	14,688	232,917
Gemalto NV	14,336	863,959
IMCD NV	9,443	582,431
Intertrust NVd	11,262	224,511
InterXion Holding NVa	12,583	818,147
Kendrion NV	2,325	93,963
Koninklijke BAM Groep NVc	40,909	195,233
Koninklijke Volkerwessels NV	5,581	158,729
NSI NV	3,162	136,195
OCI NVa,c	13,316	317,102
Philips Lighting NVc,d	19,838	604,959
PostNL NV	76,521	297,790
Rhi Magnesita NVa	4,382	262,599
Rhi Magnesita NVa,c	777	45,847
SBM Offshore NV	29,054	488,985
SIF Holding NVc	1,534	34,695
Takeaway.com NVa,d	2,990	174,123
TKH Group NV	7,088	448,739
TomTom NVa,c	24,427	241,591
Vastned Retail NV	3,115	155,999
Wereldhave NV	7,047	283,522
Wessanen	12,652	256,043

		11,788,415
NORWAY — 3.39%
Akastor ASA[a]	25,934	51,537
Aker ASA Class A	4,178	262,849
Aker BP ASA	19,269	635,477
Aker Solutions ASA[a]	25,780	175,512
Atea ASA	14,602	217,633
Austevoll Seafood ASA	15,771	190,565
Axactor ABa	212,484	74,956
B2Holding ASA	31,973	80,420
Bakkafrost P/F	7,256	417,548
Borr Drilling Ltd.[a]	58,621	270,746
Borregaard ASA	17,394	185,206
BW LPG Ltd.[a,c,d]	13,456	47,064
BW Offshore Ltd.[a]	16,160	88,555
DNO ASA[a]	112,517	210,115
Entra ASA[d]	19,285	265,764
Europris ASA[d]	27,700	96,816
Evry ASa,d	25,957	97,204

Security	Shares	Value
Frontline Ltd./Bermuda[c]	13,360	$57,902
Gaming Innovation Group Inc.[a]	68,980	43,397
Golden Ocean Group Ltd.[c]	14,687	118,891
Grieg Seafood ASA	8,722	93,904
Hexagon Composites ASA	14,418	37,795
Hoegh LNG Holdings Ltd.[c]	8,124	47,409
IDEX ASA[a,c]	75,038	37,935
Kongsberg Automotive ASA[a]	67,512	79,217
Leroy Seafood Group ASA	52,171	384,098
Nordic Nanovector ASA[a,c]	6,801	42,142
Nordic Semiconductor ASA[a]	21,272	134,624
Norway Royal Salmon ASA	2,249	53,396
Norwegian Air Shuttle ASA[a,c]	4,926	186,314
Norwegian Finans Holding ASA[a]	19,408	236,934
Norwegian Property ASA	30,532	38,341
Ocean Yield ASA	9,028	77,984
Odfjell Drilling Ltd.[a]	10,435	46,567
Otello Corp. ASA[a]	19,444	49,878
Petroleum Geo-Services ASA[a]	52,701	228,011
Protector Forsikring ASA	11,177	104,500
REC Silicon ASA[a,c]	351,906	60,136
Salmar ASA	8,922	417,639
Sbanken ASA[d]	12,947	117,170
Scatec Solar ASA[d]	11,263	70,296
Selvaag Bolig ASA	7,322	37,336
SpareBank 1 Nord Norge	16,510	122,211
Sparebank 1 Oestlandet	5,625	60,385
SpareBank 1 SMN	25,030	251,828
Stolt-Nielsen Ltd.	4,450	63,325
Storebrand ASA	81,637	700,086
Subsea 7 SA	46,400	652,754
TGS NOPEC Geophysical Co. ASA	18,585	589,720
Wallenius Wilhelmsen Logistics[a]	18,377	127,314
XXL ASA[d]	16,950	147,684

		8,885,090
PORTUGAL — 0.68%
Altri SGPS SA	10,696	77,408
Banco Comercial Portugues SA Class Ra,c	1,768,994	594,382
Corticeira Amorim SGPS SA	6,915	92,069
CTT-Correios de Portugal SAc	23,691	87,531
Mota-Engil SGPS SA	15,875	68,953
Navigator Co. SA (The)	30,909	180,746
NOS SGPS SA	47,497	282,683
REN - Redes Energeticas Nacionais SGPS SA	53,351	168,366
Semapa-Sociedade de Investimento e Gestao	4,195	93,968
Sonae SGPS SA	107,652	146,713

		1,792,819
SINGAPORE — 0.00%
Jurong Technologies Industrial Corp. Ltd.[a,b]	60,000	—

		—

362

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EUROPE SMALL-CAP ETF

April 30, 2018

Security	Shares	Value
SPAIN — 4.65%
Acciona SA	5,094	$427,250
Acerinox SA	30,368	427,262
Almirall SAc	10,616	132,495
Applus Services SA	26,633	360,715
Atresmedia Corp. de Medios de Comunicacion SA	16,644	156,450
Bolsas y Mercados Espanoles SHMSF SA	2,076	72,939
Cellnex Telecom SAd	26,667	716,552
Cia. de Distribucion Integral Logista Holdings SA	7,399	167,079
Cie. Automotive SA	10,696	401,127
Codere SA/Spain[a]	10,100	122,028
Construcciones y Auxiliar de Ferrocarriles SA	3,478	167,244
Corp Financiera Alba SA	2,911	181,481
Distribuidora Internacional de Alimentacion SA	113,139	526,274
Ebro Foods SA	12,584	304,080
Ence Energia y Celulosa SA	23,711	183,918
Euskaltel SAd	16,238	151,064
Faes Farma SA	50,355	205,027
Fomento de Construcciones y Contratas SAa	14,447	186,767
Gestamp Automocion SAa,d	31,201	254,455
Global Dominion Access SAa,d	10,683	62,471
Grupo Catalana Occidente SA	7,851	346,698
Hispania Activos Inmobiliarios SOCIMI SA	19,754	420,055
Indra Sistemas SAa	22,581	313,201
Inmobiliaria Colonial SOCIMI SA	55,034	640,983
Lar Espana Real Estate SOCIMI SA	16,580	188,300
Liberbank SAa	343,663	197,309
Mediaset Espana Comunicacion SA	30,731	295,326
Melia Hotels International SA	20,796	310,051
Merlin Properties SOCIMI SA	63,543	982,689
Miquel y Costas & Miquel SA	2,533	102,522
Neinor Homes SAa,c,d	13,407	260,145
NH Hotel Group SA	36,796	284,524
Obrascon Huarte Lain SAa,c	18,296	85,923
Papeles y Cartones de Europa SA	7,524	145,812
Pharma Mar SAa,c	30,464	59,700
Prosegur Cia. de Seguridad SA	49,998	379,359
Realia Business SAa	45,493	60,461
Sacyr SAc	62,557	180,337
Saeta Yield SA	8,577	127,669
Talgo SAd	16,741	102,751
Tecnicas Reunidas SAc	6,190	200,057
Telepizza Group SAa,d	18,924	126,895
Tubacex SAa,c	21,274	90,861
Unicaja Banco SAa,d	149,634	271,362
Viscofan SA	7,134	474,061
Zardoya Otis SA	34,042	348,367

		12,202,096
SWEDEN — 8.71%
AAK AB	5,228	463,422
AcadeMedia ABa,d	12,770	85,153
AF AB Class B	11,159	233,186
Ahlsell ABd	57,316	343,516
Alimak Group ABd	5,636	83,673
Arjo AB Class Ba	40,009	118,293
Attendo ABd	18,199	185,362

Security	Shares	Value
Avanza Bank Holding ABc	4,205	$198,539
Axfood AB	19,257	358,907
Bergman & Beving AB Class B	4,484	46,773
Betsson AB	20,152	144,012
Bilia AB Class A	14,752	122,244
BillerudKorsnas AB	31,379	463,345
BioGaia AB Class B	2,584	124,427
Biotage AB	9,629	99,120
Bonava AB Class B	14,996	182,669
Bravida Holding ABd	35,289	253,477
Bufab AB	5,624	76,290
Bure Equity AB	9,169	98,895
Byggmax Group AB	10,184	54,222
Camurus ABa,c	2,955	39,544
Capio ABd	20,710	93,803
Castellum AB	46,123	749,110
Catena Media PLC[a]	5,383	72,652
Cherry AB Class Ba	10,548	85,899
Clas Ohlson AB Class B	6,235	68,462
Cloetta AB Class B	39,165	140,749
Collector ABa	5,314	38,656
Com Hem Holding AB	25,617	445,946
D. Carnegie & Co. ABa	5,742	89,581
Dios Fastigheter AB	15,240	97,091
Dometic Group ABd	51,830	498,856
Dustin Group ABd	9,291	78,107
Elanders AB Class B	2,883	24,204
Elekta AB Class B	65,682	747,196
Eltel ABa,d	23,180	67,130
Evolution Gaming Group ABd	3,442	217,315
Fabege AB	47,042	545,048
Fastighets AB Balder Class Ba	18,073	468,000
Fingerprint Cards AB Class Ba,c	53,793	46,668
Granges AB	13,152	185,028
Gunnebo AB	7,304	25,355
Haldex ABa	6,749	72,639
Hansa Medical ABa	4,917	147,572
Hemfosa Fastigheter AB	26,995	335,932
Hexpol AB	44,274	460,818
Hoist Finance ABd	11,875	105,534
Holmen AB Class B	18,010	446,182
Hufvudstaden AB Class A	19,538	288,277
Humana AB	4,628	27,526
Indutrade AB	15,852	376,039
Intrum Justitia ABc	14,242	379,874
Investment AB Oresund	4,760	71,321
Inwido AB	10,083	88,109
ITAB Shop Concept AB Class B	6,414	28,978
JM AB	11,803	234,764
KappAhl AB	10,696	31,135
Kindred Group PLC	38,653	501,565
Klovern AB Class B	102,671	128,823
Kungsleden AB	32,508	231,642
LeoVegas ABd	12,196	119,686
Lindab International AB	11,596	89,792
Loomis AB Class B	12,713	465,596
Mekonomen AB	4,096	62,871

363

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EUROPE SMALL-CAP ETF

April 30, 2018

Security	Shares	Value
Modern Times Group MTG AB Class B	9,280	$366,402
Munters Group ABa,c,d	11,244	65,332
Mycronic ABc	11,008	127,165
NCC AB Class B	15,116	279,481
NetEnt AB	30,730	176,795
New Wave Group AB Class B	8,127	48,429
Nibe Industrier AB Class B	63,813	653,968
Nobia AB	18,260	144,317
Nobina ABd	15,427	101,811
Nolato AB Class B	3,496	263,909
Oriflame Holding AG	7,310	348,485
Pandox AB	13,855	234,535
Paradox Interactive AB	3,665	53,405
Peab AB	33,089	294,822
Probi ABc	1,185	66,278
Ratos AB Class B	37,785	150,310
RaySearch Laboratories ABa	3,948	59,109
Recipharm AB Class Bc	7,770	105,934
Resurs Holding ABd	15,590	100,837
Rezidor Hotel Group ABa	9,185	26,474
Saab AB Class B	11,628	478,127
SAS ABa,c	17,454	43,800
Scandi Standard AB	7,986	54,896
Scandic Hotels Group ABd	13,489	133,147
SkiStar AB	3,864	79,994
SSAB AB Class A	38,667	220,026
SSAB AB Class B	95,107	433,274
Starbreeze ABa,c	46,210	58,139
Svenska Cellulosa AB SCA Class B	106,824	1,189,078
Sweco AB Class B	12,925	264,325
Swedish Orphan Biovitrum ABa	28,861	623,402
Thule Group ABd	19,250	447,398
Tobii ABa,c	13,478	55,959
Trelleborg AB Class B	44,311	1,040,495
Victoria Park AB Class B	16,598	68,438
Vitrolife AB	2,260	166,211
Volati AB	5,201	26,175
Wallenstam AB Class B	31,032	279,157
Wihlborgs Fastigheter AB	11,987	279,144

		22,863,583
SWITZERLAND — 8.12%
Allreal Holding AG Registered	2,670	439,920
ALSO Holding AG	890	110,407
ams AG	11,118	925,246
APG SGA SA	281	115,818
Arbonia AG Registered[a,c]	7,841	140,202
Aryzta AGa,c	16,409	348,436
Ascom Holding AG Registered	5,912	119,088
Autoneum Holding AG	474	124,785
Bachem Holding AG Class B Registered	817	105,148
Banque Cantonale Vaudoise Registered	522	417,642
Basilea Pharmaceutica AG Registered[a,c]	1,931	135,379
Bell Food Group AG	240	94,555
BKW AG	2,244	146,668
Bobst Group SA Registered	1,440	154,634
Bossard Holding AG Class A	1,118	230,173
Bucher Industries AG Registered	1,246	460,437
Burckhardt Compression Holding AG	534	174,242

Security	Shares	Value
Burkhalter Holding AG	661	$62,367
Cembra Money Bank AG	4,992	425,372
Comet Holding AG Registered	1,203	158,472
Conzzeta AG Registered	245	313,335
COSMO Pharmaceuticals NVc	1,434	210,196
Daetwyler Holding AG Bearer	1,391	266,987
dormakaba Holding AG Class B	547	425,487
EDAG Engineering Group AG	1,715	32,863
EFG International AG	15,412	126,111
Emmi AG Registered	369	299,330
Feintool International Holding AG	329	37,556
Flughafen Zurich AG Registered	3,669	770,939
Forbo Holding AG Registered	213	299,521
Galenica AGa,d	8,308	449,013
GAM Holding AG	29,031	466,889
Georg Fischer AG Registered	722	902,956
Gurit Holding AG	67	57,193
Helvetia Holding AG Registered	1,132	675,266
Huber & Suhner AG Registered	2,096	120,479
Idorsia Ltd.[a]	18,927	439,380
Implenia AG Registered	2,727	209,504
Inficon Holding AG Registered	307	184,839
Intershop Holdings AG	178	89,009
Investis Holding SA	545	34,355
Kardex AG Bearer	1,075	151,818
Komax Holding AG Registered	633	174,956
Kudelski SAc	6,425	59,518
Landis+Gyr Group AGa	4,645	351,460
LEM Holding SA Registered	83	131,472
Leonteq AGa,c	1,352	75,529
Logitech International SA Registered	27,752	1,033,937
Meier Tobler Group AGc	625	20,583
Meyer Burger Technology AGa,c	90,924	114,447
Mobilezone Holding AG Registered	5,424	64,437
Mobimo Holding AG Registered[a]	1,083	280,624
Molecular Partners AGa,c	1,613	42,040
OC Oerlikon Corp. AG Registered	35,975	586,197
Orior AG	851	70,494
Panalpina Welttransport Holding AG Registered[c]	1,871	237,773
PSP Swiss Property AG Registered	7,248	679,843
Rieter Holding AG Registered	585	113,821
Schmolz + Bickenbach AG Registered[a]	74,281	60,031
Schweiter Technologies AG Bearer	178	203,552
SFS Group AG	2,951	333,586
Siegfried Holding AG Registered	574	200,341
St Galler Kantonalbank AG Registered	429	230,557
Sulzer AG Registered	2,376	275,788
Sunrise Communications Group AGd	5,881	463,992
Swissquote Group Holding SA Registered	1,531	86,765
Tecan Group AG Registered	1,984	438,929
Temenos Group AG Registered	10,735	1,358,820
u-blox Holding AG	1,213	222,528
Valiant Holding AG Registered	2,764	332,830
Valora Holding AG Registered	549	184,128
VAT Group AGd	4,848	721,886
Vontobel Holding AG Registered	4,648	308,020
VZ Holding AG	510	143,999

364

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EUROPE SMALL-CAP ETF

April 30, 2018

Security	Shares	Value
Ypsomed Holding AG Registered[c]	651	$99,370
Zehnder Group AG Registered	1,691	71,320
Zur Rose Group AGa	813	95,763

		21,321,353
UNITED KINGDOM — 32.08%
888 Holdings PLC	64,999	245,123
AA PLC	106,825	200,178
Abcam PLC	32,293	543,086
Acacia Mining PLC	28,233	55,997
Advanced Medical Solutions Group PLC	33,033	143,546
Aggreko PLC[c]	45,291	456,882
Alfa Financial Software Holdings PLC[a,d]	15,761	78,042
Allied Minds PLC[a,c]	41,159	67,575
Amerisur Resources PLC[a]	165,722	39,671
AO World PLC[a,c]	43,019	92,433
Arrow Global Group PLC	31,434	160,843
Ascential PLC	70,093	406,830
Ashmore Group PLC	69,857	396,224
ASOS PLC[a]	9,723	782,895
Assura PLC	412,661	338,754
AVEVA Group PLC	11,264	334,182
B&M European Value Retail SA	151,929	848,128
Balfour Beatty PLC	124,296	503,668
BBA Aviation PLC	186,226	820,282
Beazley PLC	93,794	764,142
Bellway PLC	21,730	992,472
BGEO Group PLC	6,889	330,202
Biffa PLC[d]	43,302	123,161
Big Yellow Group PLC	26,354	334,492
Blue Prism Group PLC[a,c]	8,567	165,669
Bodycote PLC	33,502	415,296
boohoo.com PLC[a]	122,916	310,324
Bovis Homes Group PLC	24,149	410,947
Brewin Dolphin Holdings PLC	51,050	253,832
Britvic PLC	46,313	458,325
BTG PLC[a]	67,715	637,948
Burford Capital Ltd.	32,806	650,669
Cairn Energy PLC[a]	102,137	318,777
Capital & Counties Properties PLC[c]	134,564	534,340
Card Factory PLC	53,808	170,755
Centamin PLC	195,107	421,235
Central Asia Metals PLC	26,976	107,379
Chemring Group PLC	48,342	139,160
Cineworld Group PLC	171,501	615,109
Civitas Social Housing PLC	57,818	82,025
Clinigen Healthcare Ltd. NVS[a]	19,255	232,721
Close Brothers Group PLC	26,996	571,130
CMC Markets PLC[d]	19,705	51,404
Conviviality PLC[b]	27,903	—
Costain Group PLC	18,206	115,350
Countryside Properties PLC[d]	59,110	292,443
Countrywide PLC[a]	28,481	42,288
Crest Nicholson Holdings PLC	47,620	319,420
CVS Group PLC	11,429	155,213
CYBG PLC[c]	155,772	648,378
Daily Mail & General Trust PLC Class A NVS	50,620	469,923
Dairy Crest Group PLC	24,694	184,517
Dart Group PLC	16,768	198,043

Security	Shares	Value
De La Rue PLC	17,723	$129,377
Debenhams PLC	200,906	63,866
Dechra Pharmaceuticals PLC	17,504	661,072
Derwent London PLC	19,142	841,051
DFS Furniture PLC	36,633	114,788
Dialight PLC[a,c]	4,189	29,656
Dignity PLC	8,739	131,320
Diploma PLC	19,813	329,111
Dixons Carphone PLC	175,255	490,016
Domino’s Pizza Group PLC	85,829	429,481
Drax Group PLC	71,246	310,093
DS Smith PLC	188,771	1,358,259
Dunelm Group PLC	17,585	136,605
EI Group PLC[a]	84,111	149,215
Electrocomponents PLC	77,669	651,492
Elementis PLC	81,204	317,196
EMIS Group PLC	9,393	110,227
Empiric Student Property PLC	104,103	122,452
EnQuest PLC[a,c]	192,601	95,235
Entertainment One Ltd.	60,305	227,421
Equiniti Group PLC[d]	63,826	242,194
Essentra PLC	46,046	279,689
esure Group PLC	50,681	157,481
Evraz PLC	62,694	395,663
Faroe Petroleum PLC[a]	54,468	99,629
Fenner PLC	32,230	269,903
Ferrexpo PLC	51,537	166,884
Fevertree Drinks PLC	16,385	640,025
FirstGroup PLC[a]	216,734	337,027
Forterra PLC[d]	34,719	150,634
Galliford Try PLC	19,352	244,688
GB Group PLC[c]	23,619	161,032
Genus PLC	11,149	388,509
Go-Ahead Group PLC	7,497	200,427
Gocompare.Com Group PLC	50,739	78,272
Grafton Group PLC	40,199	416,368
Grainger PLC	73,020	315,199
Great Portland Estates PLC	49,370	474,229
Greencore Group PLC[c]	123,538	270,121
Greene King PLC	56,948	429,052
Greggs PLC	17,966	301,647
Halfords Group PLC	34,487	179,933
Halma PLC	69,054	1,163,214
Hansteen Holdings PLC	71,253	130,330
Hastings Group Holdings PLC[d]	51,801	196,921
Hays PLC	244,452	603,696
Helical PLC	17,292	89,314
Hikma Pharmaceuticals PLC	25,287	448,598
Hill & Smith Holdings PLC	13,747	251,260
Hiscox Ltd.	51,055	1,047,074
Hochschild Mining PLC	43,754	126,495
HomeServe PLC	54,093	551,337
Hostelworld Group PLC[d]	16,651	92,884
Hotel Chocolat Group Ltd.	6,862	36,624
Howden Joinery Group PLC	111,235	730,350
Hunting PLC[a]	24,359	268,742
Hurricane Energy PLC[a]	254,132	150,022

365

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EUROPE SMALL-CAP ETF

April 30, 2018

Security	Shares	Value
Ibstock PLC[d]	71,163	$291,501
IG Group Holdings PLC	64,624	738,782
Inchcape PLC	73,165	732,122
Indivior PLC[a]	126,611	790,150
Informa PLC	146,657	1,492,765
Inmarsat PLC	80,367	416,318
Intermediate Capital Group PLC	52,368	783,321
International Personal Finance PLC	40,674	136,246
Intu Properties PLC	155,692	418,806
iomart Group PLC	13,111	70,789
IQE PLC[a,c]	125,427	181,740
ITE Group PLC	46,414	97,171
IWG PLC	122,074	416,647
J D Wetherspoon PLC	12,954	207,683
Jackpotjoy PLC[a]	8,934	101,149
JD Sports Fashion PLC	78,290	421,626
John Laing Group PLC[d]	85,213	331,682
John Menzies PLC	12,940	113,354
Jupiter Fund Management PLC	79,470	498,581
Just Eat PLC[a]	96,752	1,031,176
Just Group PLC	123,198	239,598
Kainos Group PLC	11,149	56,050
KAZ Minerals PLC[a]	43,123	546,676
KCOM Group PLC	86,730	119,458
Keller Group PLC	12,516	178,940
Keywords Studios PLC	9,650	241,638
Kier Group PLC	17,050	252,451
Laird PLC	87,593	237,552
Lancashire Holdings Ltd.	33,333	273,631
LondonMetric Property PLC	121,666	318,898
Lonmin PLC[a,c]	44,354	35,738
Lookers PLC	55,461	77,306
Luceco PLC[d]	13,987	13,948
Majestic Wine PLC	9,269	53,301
Man Group PLC	292,330	729,585
Marshalls PLC	34,913	206,103
Marston’s PLC	109,778	163,148
McCarthy & Stone PLC[d]	84,687	157,935
Metro Bank PLC[a,c]	13,177	599,291
Mitchells & Butlers PLC	36,421	141,464
Mitie Group PLC	68,511	173,063
Moneysupermarket.com Group PLC	94,139	388,598
Morgan Advanced Materials PLC	49,969	236,069
N Brown Group PLC	26,911	75,837
National Express Group PLC	80,587	435,328
NCC Group PLC	47,899	129,704
NewRiver REIT PLC	52,901	211,303
NEX Group PLC	56,531	769,286
NMC Health PLC	14,332	704,330
Northgate PLC	23,198	118,605
Nostrum Oil & Gas PLC[a,c]	14,739	60,293
Ocado Group PLC[a,c]	95,021	704,643
On the Beach Group PLC[d]	17,664	148,897
OneSavings Bank PLC	34,107	186,500
Ophir Energy PLC[a]	122,378	101,303
Oxford Instruments PLC	9,851	122,929
P2P Global Investments PLC/Fund	14,875	163,495
Pagegroup PLC	57,124	422,904
Pan African Resources PLC	330,759	32,300
Paragon Banking Group PLC	46,869	337,623

Security	Shares	Value
Pendragon PLC	249,560	$99,682
Pennon Group PLC	74,708	712,267
Petra Diamonds Ltd.[a,c]	91,944	86,684
Petrofac Ltd.	45,324	376,809
Pets at Home Group PLC	73,812	155,547
Phoenix Group Holdings	65,805	713,309
Photo-Me International PLC	46,071	101,402
Playtech PLC	53,989	602,776
Plus500 Ltd.	13,947	270,667
Polypipe Group PLC	34,650	182,883
Premier Foods PLC[a]	114,775	59,203
Premier Oil PLC[a,c]	98,745	128,866
Primary Health Properties PLC[c]	129,272	200,844
Provident Financial PLC[c]	45,237	414,343
Purplebricks Group PLC[a,c]	37,867	180,460
PZ Cussons PLC	50,877	172,526
QinetiQ Group PLC	99,348	315,409
Rank Group PLC	30,618	73,800
Rathbone Brothers PLC	10,214	331,167
RDI REIT PLC	237,212	121,215
Redde PLC	52,995	126,277
Redrow PLC	38,832	335,620
Renewi PLC	133,082	131,243
Renishaw PLC	6,358	412,989
Rentokil Initial PLC	327,023	1,382,805
Restaurant Group PLC (The)	34,714	145,066
Restore PLC[c]	18,697	146,016
Rightmove PLC	16,581	1,042,547
Rotork PLC	153,220	694,313
RPC Group PLC	72,450	789,131
RPS Group PLC	38,832	138,259
SafeCharge International Group Ltd.[c]	9,001	40,788
Safestore Holdings PLC	36,638	276,539
Saga PLC	200,802	375,865
Savills PLC	24,835	336,079
Scapa Group PLC	23,775	142,906
Schroder REIT Ltd.	90,069	75,799
Senior PLC	73,453	298,858
Serco Group PLC[a]	192,421	255,092
Shaftesbury PLC	41,038	571,454
SIG PLC	98,400	193,674
Sirius Minerals PLC[a,c]	749,050	319,828
Smart Metering Systems PLC	18,202	199,311
Soco International PLC	34,811	50,248
Softcat PLC	18,818	178,322
SolGold PLC[a,c]	142,173	51,110
Sophos Group PLC[d]	48,685	334,611
Sound Energy PLC[a,c]	125,448	71,775
Spectris PLC	20,980	777,324
Spirax-Sarco Engineering PLC	13,192	1,047,500
Spire Healthcare Group PLC[d]	51,394	161,396
Sports Direct International PLC[a]	42,735	237,092
SSP Group PLC	82,537	741,436
St. Modwen Properties PLC	32,962	186,232
Staffline Group PLC	3,388	45,498
Stagecoach Group PLC	74,975	161,096
Stallergenes Greer PLC[a]	677	20,162

366

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EUROPE SMALL-CAP ETF

April 30, 2018

Security	Shares	Value
Standard Life Investment Property Income Trust Ltd.	63,762	$82,553
Stobart Group Ltd.	55,273	185,758
Stock Spirits Group PLC	31,340	107,700
Superdry PLC	9,269	192,138
Synthomer PLC	47,623	324,688
TalkTalk Telecom Group PLC[c]	121,777	216,036
Tate & Lyle PLC	81,993	648,913
Ted Baker PLC	4,989	183,059
Telecom Plus PLC	10,971	163,500
Telford Homes PLC	11,614	72,304
Telit Communications PLC[a]	17,588	39,002
Thomas Cook Group PLC	257,885	439,025
TP ICAP PLC	99,992	648,955
Tritax Big Box REIT PLC	243,293	501,979
Tullow Oil PLC[a,c]	244,306	766,199
UBM PLC	70,102	934,652
UDG Healthcare PLC	43,915	553,450
Ultra Electronics Holdings PLC	13,589	263,533
UNITE Group PLC (The)	48,598	557,915
Vectura Group PLC[a,c]	105,936	118,480
Vedanta Resources PLC	14,011	140,528
Vesuvius PLC	38,004	308,049
Victoria PLC[a]	15,902	179,163
Victrex PLC	15,071	544,276
Virgin Money Holdings UK PLC	55,356	212,494
Watkin Jones PLC	31,089	86,925
WH Smith PLC	19,374	520,620
William Hill PLC	150,969	608,840
Workspace Group PLC	21,489	328,240
ZPG PLC[d]	49,957	247,022

		84,222,274

TOTAL COMMON STOCKS (Cost: $230,445,649)		259,078,762

PREFERRED STOCKS — 0.74%

GERMANY — 0.70%
Biotest AG NVS, Preference Shares	3,425	109,245
Draegerwerk AG & Co. KGaA NVS, Preference Shares	1,298	95,977
Jungheinrich AG NVS, Preference Shares	8,396	355,447
Sartorius AG NVS, Preference Shares	6,328	977,093
Sixt SE NVS, Preference Shares	2,887	236,840
STO SE & Co. KGaA NVS, Preference Shares	445	59,356

		1,833,958
ITALY — 0.04%
Buzzi Unicem SpA, Preference Shares	7,079	101,779

		101,779

TOTAL PREFERRED STOCKS (Cost: $1,348,668)		1,935,737

Security	Shares	Value
SHORT-TERM INVESTMENTS — 6.31%

MONEY MARKET FUNDS — 6.31%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.93%[e,f,g]	16,513,249	$16,514,900
BlackRock Cash Funds: Treasury, SL Agency Shares
1.61%[e,f]	63,704	63,704

		16,578,604

TOTAL SHORT-TERM INVESTMENTS (Cost: $16,577,604)		16,578,604

TOTAL INVESTMENTS IN SECURITIES — 105.75% (Cost: $248,371,921)		277,593,103
Other Assets, Less Liabilities — (5.75)%		(15,093,624)

NET ASSETS — 100.00%		$262,499,479

NVS  —  Non-Voting Shares

[a]	Non-income producing security.
[b]	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
[c]	All or a portion of this security is on loan.
[d]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
[e]	Affiliate of the Fund.
[f]	Annualized 7-day yield as of period end.
[g]	All or a portion of this security was purchased with cash collateral received from loaned securities.

367

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EUROPE SMALL-CAP ETF

April 30, 2018

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended April 30, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated issuer	Shares held at 07/31/17	Shares purchased		Shares sold	Shares held at 04/30/18	Value at 04/30/18	Income	Net realized gain (loss)	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	11,893,708	4,619,541	[a]	—	16,513,249	$16,514,900	$344,421[b]	$(3,380)	$(109)
BlackRock Cash Funds: Treasury, SL Agency Shares	65,262	—		(1,558)[a]	63,704	63,704	1,347	—	—

						$16,578,604	$345,768	$(3,380)	$(109)

[a]	Net of purchases and sales.
[b]	Includes the Fund’s portion of securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common stocks	$259,078,623	$—	$139	$259,078,762
Preferred stocks	1,935,737	—	—	1,935,737
Money market funds	16,578,604	—	—	16,578,604

Total	$277,592,964	$—	$139	$277,593,103

368

Schedule of Investments (Unaudited)

iSHARES® MSCI KOKUSAI ETF

April 30, 2018

Security	Shares	Value
COMMON STOCKS — 99.07%

AUSTRALIA — 2.71%
AGL Energy Ltd.	2,692	$44,157
Alumina Ltd.	10,470	20,865
Amcor Ltd./Australia	4,725	48,970
AMP Ltd.	12,000	36,595
APA Group	5,200	32,776
Aristocrat Leisure Ltd.	2,265	45,855
ASX Ltd.	855	37,840
Aurizon Holdings Ltd.	8,803	29,902
AusNet Services	5,850	7,595
Australia & New Zealand Banking Group Ltd.	11,655	236,132
Bank of Queensland Ltd.	1,575	11,960
Bendigo & Adelaide Bank Ltd.	1,771	14,197
BGP Holdings PLC[a,b]	38,252	—
BHP Billiton Ltd.	12,789	298,784
BlueScope Steel Ltd.	2,130	26,545
Boral Ltd.	4,365	22,669
Brambles Ltd.	6,390	47,608
Caltex Australia Ltd.	1,099	25,734
Challenger Ltd./Australia	2,025	16,509
CIMIC Group Ltd.	403	13,808
Coca-Cola Amatil Ltd.	2,520	17,672
Cochlear Ltd.	240	35,157
Commonwealth Bank of Australia	6,945	376,511
Computershare Ltd.	1,935	24,831
Crown Resorts Ltd.	1,620	15,848
CSL Ltd.	1,810	232,759
Dexus	3,690	26,433
Domino’s Pizza Enterprises Ltd.[c]	225	7,162
Flight Centre Travel Group Ltd.	270	11,393
Fortescue Metals Group Ltd.	6,165	21,221
Goodman Group	7,204	49,322
GPT Group (The)	7,665	28,004
Harvey Norman Holdings Ltd.	3,060	8,131
Healthscope Ltd.	6,705	12,299
Incitec Pivot Ltd.	7,260	20,825
Insurance Australia Group Ltd.	9,733	58,041
James Hardie Industries PLC	1,770	31,545
LendLease Group	2,025	27,346
Macquarie Group Ltd.	1,275	104,607
Medibank Pvt Ltd.	11,100	24,550
Mirvac Group	14,001	23,674
National Australia Bank Ltd.	10,620	232,078
Newcrest Mining Ltd.	3,105	49,572
Oil Search Ltd.	5,359	31,715
Orica Ltd.	1,575	23,635
Origin Energy Ltd.[b]	7,099	52,247
QBE Insurance Group Ltd.	5,370	40,373
Ramsay Health Care Ltd.	540	26,369
REA Group Ltd.	180	10,987
Rio Tinto Ltd.	1,581	95,306
Santos Ltd.[b]	7,889	36,564
Scentre Group	21,348	64,942
Seek Ltd.	1,260	18,480
Sonic Healthcare Ltd.	1,710	30,488
South32 Ltd.	21,031	59,056

Security	Shares	Value
Stockland	10,105	$31,579
Suncorp Group Ltd.	5,085	53,814
Sydney Airport	4,290	23,089
Tabcorp Holdings Ltd.	7,468	24,691
Telstra Corp. Ltd.	17,132	41,124
TPG Telecom Ltd.[c]	1,125	4,739
Transurban Group	8,548	74,848
Treasury Wine Estates Ltd.	2,807	40,407
Vicinity Centres	13,285	24,469
Wesfarmers Ltd.	4,612	152,379
Westfield Corp.	7,740	53,751
Westpac Banking Corp.	13,405	289,801
Woodside Petroleum Ltd.	3,768	91,642
Woolworths Group Ltd.	5,090	107,043

		3,961,020
AUSTRIA — 0.11%
ANDRITZ AG	317	17,066
Erste Group Bank AG	1,185	58,128
OMV AG	615	38,267
Raiffeisen Bank International AGb	540	18,268
Voestalpine AG	480	25,349

		157,078
BELGIUM — 0.43%
Ageas	765	41,084
Anheuser-Busch InBev SA/NV	2,995	299,327
Colruyt SA	270	15,228
Groupe Bruxelles Lambert SA	279	32,010
KBC Group NV	1,005	87,911
Proximus SADP	603	18,527
Solvay SA	258	36,034
Telenet Group Holding NVb	240	14,081
UCB SA	510	38,671
Umicore SA	798	44,601

		627,474
CANADA — 3.71%
Agnico Eagle Mines Ltd.	930	39,196
Alimentation Couche-Tard Inc. Class B	1,758	76,124
AltaGas Ltd.	630	12,163
ARC Resources Ltd.	1,485	16,588
Atco Ltd./Canada Class I NVS	330	10,001
Bank of Montreal	2,610	198,527
Bank of Nova Scotia (The)	4,755	292,729
Barrick Gold Corp.[c]	4,740	63,893
BCE Inc.	585	24,866
BlackBerry Ltd.[b]	1,935	20,287
Bombardier Inc. Class Bb	8,595	26,617
Brookfield Asset Management Inc. Class A	3,374	133,939
CAE Inc.	1,125	21,299
Cameco Corp.	1,635	17,243
Canadian Imperial Bank of Commerce	1,726	150,566
Canadian National Railway Co.	2,945	227,821
Canadian Natural Resources Ltd.	4,321	156,128
Canadian Pacific Railway Ltd.	587	107,276
Canadian Tire Corp. Ltd. Class A NVS	260	35,489

369

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI ETF

April 30, 2018

Security	Shares	Value
Canadian Utilities Ltd. Class A NVS	540	$13,774
CCL Industries Inc. Class B NVS	575	27,935
Cenovus Energy Inc.	4,275	42,885
CGI Group Inc. Class Ab,c	1,013	58,791
CI Financial Corp.	1,035	21,815
Constellation Software Inc./Canada	90	64,423
Crescent Point Energy Corp.	2,085	18,297
Dollarama Inc.	431	49,691
Element Fleet Management Corp.	1,365	5,164
Emera Inc.	180	5,615
Empire Co. Ltd. Class A NVS	585	11,331
Enbridge Inc.	6,641	201,465
Encana Corp.	3,726	46,475
Fairfax Financial Holdings Ltd.	135	74,856
Finning International Inc.	600	15,160
First Capital Realty Inc.	390	6,106
First Quantum Minerals Ltd.	2,846	41,071
Fortis Inc./Canada	1,650	55,474
Franco-Nevada Corp.	706	50,154
George Weston Ltd.	210	17,231
Gildan Activewear Inc.	945	27,570
Goldcorp Inc.	3,360	44,662
Great-West Lifeco Inc.	1,156	30,867
H&R REIT	660	10,616
Husky Energy Inc.	1,350	18,913
Hydro One Ltd.[d]	1,291	20,534
IGM Financial Inc.	225	6,917
Imperial Oil Ltd.	1,215	37,845
Industrial Alliance Insurance & Financial Services Inc.	465	19,562
Intact Financial Corp.	537	41,010
Inter Pipeline Ltd.	1,470	26,546
Jean Coutu Group PJC Inc. (The) Class A	330	6,330
Keyera Corp.	819	22,086
Kinross Gold Corp.[b]	4,635	17,969
Linamar Corp.	180	10,103
Loblaw Companies Ltd.	900	45,844
Lundin Mining Corp.	2,624	17,398
Magna International Inc.	1,367	80,861
Manulife Financial Corp.	7,940	150,073
Methanex Corp.	366	22,095
Metro Inc.	990	31,462
National Bank of Canada	1,335	63,503
Nutrien Ltd.	2,585	117,862
Onex Corp.	330	24,481
Open Text Corp.	1,035	36,598
Pembina Pipeline Corp.	2,025	64,591
Power Corp. of Canada	1,545	36,771
Power Financial Corp.	1,080	28,063
PrairieSky Royalty Ltd.	842	18,699
Restaurant Brands International Inc.	855	46,600
RioCan REIT	585	10,655
Rogers Communications Inc. Class B NVS	1,470	69,501
Royal Bank of Canada	5,739	437,112
Saputo Inc.	884	28,707
Seven Generations Energy Ltd. Class Ab	900	12,862
Shaw Communications Inc. Class B NVS	1,560	32,114
Shopify Inc. Class Ab,c	342	45,889

Security	Shares	Value
SmartCentres Real Estate Investment Trust	150	$3,370
SNC-Lavalin Group Inc.	741	32,537
Sun Life Financial Inc.	2,445	101,084
Suncor Energy Inc.	6,480	248,191
Teck Resources Ltd. Class Bc	2,296	57,725
TELUS Corp.	870	31,184
Thomson Reuters Corp.	1,110	44,705
Toronto-Dominion Bank (The)	7,425	417,658
Tourmaline Oil Corp.	902	16,992
TransCanada Corp.	3,510	149,058
Turquoise Hill Resources Ltd.[b]	3,455	10,241
Valeant Pharmaceuticals International Inc.[b]	1,305	23,597
Vermilion Energy Inc.	435	14,727
West Fraser Timber Co. Ltd.[c]	285	19,335
Wheaton Precious Metals Corp.	1,710	35,549

		5,427,689
DENMARK — 0.69%
AP Moller — Maersk A/S Class A	17	26,093
AP Moller — Maersk A/S Class B NVS	23	37,133
Carlsberg A/S Class B	386	43,278
Chr Hansen Holding A/S	359	32,671
Coloplast A/S Class B	451	38,323
Danske Bank A/S	3,019	105,453
DSV A/S	765	60,824
Genmab A/Sb	241	48,930
H Lundbeck A/S	270	15,718
ISS A/S	633	22,172
Novo Nordisk A/S Class B	7,426	351,391
Novozymes A/S Class B	930	43,962
Orsted A/Sd	780	51,493
Pandora A/S	415	46,260
Tryg A/S	510	12,116
Vestas Wind Systems A/S	860	55,812
William Demant Holding A/Sb,c	466	18,227

		1,009,856
FINLAND — 0.42%
Elisa OYJ	626	27,773
Fortum OYJ	1,800	41,560
Kone OYJ Class B	1,260	62,811
Metso OYJ	435	15,551
Neste OYJ	538	45,436
Nokia OYJ	23,582	141,832
Nokian Renkaat OYJ	450	18,078
Orion OYJ Class B	390	11,865
Sampo OYJ Class A	1,798	97,212
Stora Enso OYJ Class R	2,130	42,295
UPM-Kymmene OYJ	2,177	78,066
Wartsila OYJ Abp	1,689	36,017

		618,496
FRANCE — 4.52%
Accor SA NVS	766	43,377
Aeroports de Paris NVS	120	26,445
Air Liquide SA	1,719	224,408
Airbus SEc	2,289	269,366

370

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI ETF

April 30, 2018

Security	Shares	Value
Alstom SA NVS	675	$30,754
Amundi SAd	246	20,948
Arkema SA NVS	249	32,641
Atos SE	387	52,321
AXA SA NVS	7,800	223,536
BioMerieux NVS	135	10,700
BNP Paribas SA	4,443	343,447
Bollore SA NVS	3,345	16,643
Bouygues SA NVS	858	43,798
Bureau Veritas SA NVS	1,035	27,073
Capgemini SE	625	86,084
Carrefour SA NVS	2,250	46,309
Casino Guichard Perrachon SA NVS	225	11,678
Cie. de Saint-Gobain NVS	2,033	106,835
Cie. Generale des Etablissements Michelin SCA Class B NVS	688	96,881
CNP Assurances NVS	720	18,477
Credit Agricole SA	4,558	75,088
Danone SA NVS	2,385	193,324
Dassault Aviation SA NVS	10	19,996
Dassault Systemes SE NVS	540	69,973
Edenred NVS	933	32,127
Eiffage SA NVS	302	36,013
Electricite de France SA NVS	2,121	29,854
Engie SA NVS	7,273	127,854
Essilor International Cie Generale d’Optique SA NVS	825	112,684
Eurazeo SA NVS	167	14,689
Eurofins Scientific SE NVS[c]	46	24,887
Eutelsat Communications SA	585	12,680
Faurecia SA NVS	310	25,394
Fonciere Des Regions	150	16,791
Gecina SA	202	35,046
Getlink Registered NVS	1,845	26,058
Hermes International NVS	136	88,040
ICADE	150	14,924
Iliad SA NVS[c]	105	21,053
Imerys SA NVS	120	10,961
Ingenico Group SA NVS	226	19,769
Ipsen SA NVS	135	21,938
JCDecaux SA	270	9,662
Kering SA NVS	315	182,527
Klepierre SA	840	34,425
L’Oreal SA	999	240,010
Lagardere SCA NVS	525	15,020
Legrand SA	1,081	84,241
LVMH Moet Hennessy Louis Vuitton SE NVS	1,125	393,224
Natixis SA	4,112	33,843
Orange SA NVS	8,040	146,826
Pernod Ricard SA NVS	844	140,263
Peugeot SA NVS	2,335	57,608
Publicis Groupe SA NVS	865	64,796
Remy Cointreau SA NVS	90	12,407
Renault SA NVS	765	83,037
Rexel SA	1,035	16,069
Safran SA	1,339	157,669
Sanofi NVS	4,515	358,886
Schneider Electric SE NVS	2,211	201,098
SCOR SE	680	27,646

Security	Shares	Value
SEB SA NVS	93	$17,854
SES SA	1,530	23,661
Societe BIC SA NVS	120	12,244
Societe Generale SA NVS	3,017	165,690
Sodexo SA NVS	375	37,197
STMicroelectronics NV	2,561	56,067
Suez	1,305	18,857
Teleperformance NVS	233	37,413
Thales SA NVS	420	53,282
TOTAL SA NVS	9,562	604,558
Ubisoft Entertainment SA NVS[b]	265	25,377
Unibail-Rodamco SE	405	97,326
Valeo SA NVS	987	66,112
Veolia Environnement SA NVS	1,755	41,676
Vinci SA	1,995	200,301
Vivendi SA NVS	4,217	111,529
Wendel SA NVS	135	20,421

		6,609,686
GERMANY — 3.74%
1&1 Drillisch AG	222	16,120
adidas AGc	744	183,286
Allianz SE Registered	1,755	416,572
Axel Springer SE	210	17,215
BASF SE	3,645	380,144
Bayer AG Registered	3,330	399,434
Bayerische Motoren Werke AG	1,305	145,798
Beiersdorf AG	405	45,957
Brenntag AG	615	35,309
Commerzbank AGb	4,410	57,065
Continental AG	424	113,316
Covestro AGd	656	59,887
Daimler AG Registered[c]	3,825	302,699
Deutsche Bank AG Registered	8,280	113,704
Deutsche Boerse AG	771	104,004
Deutsche Lufthansa AG Registered	990	28,910
Deutsche Post AG Registered	3,870	168,794
Deutsche Telekom AG Registered	13,140	230,119
Deutsche Wohnen SE Bearer	1,429	67,576
E.ON SE	8,955	98,154
Evonik Industries AGc	585	20,836
Fraport AG Frankfurt Airport Services Worldwide	180	17,485
Fresenius Medical Care AG & Co. KGaA	836	85,127
Fresenius SE & Co. KGaA	1,650	126,270
GEA Group AG	720	28,194
Hannover Rueck SE	255	35,923
HeidelbergCement AG	586	57,533
Henkel AG & Co. KGaA	435	51,900
HOCHTIEF AG	90	16,485
HUGO BOSS AG	270	25,379
Infineon Technologies AG	4,575	117,625
Innogy SEd	598	26,393
K+S AG Registered[c]	820	24,184
KION Group AG	286	23,946
LANXESS AG	360	26,776
Linde AGb	765	170,112
MAN SE	140	16,154
Merck KGaA	540	52,990
METRO AGc	645	9,363

371

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI ETF

April 30, 2018

Security	Shares	Value
MTU Aero Engines AG	212	$36,628
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Registered	606	139,075
OSRAM Licht AG	418	24,125
ProSiebenSat.1 Media SE	885	32,185
QIAGEN NVb	912	30,070
RTL Group SA	225	18,553
RWE AG	2,127	51,076
SAP SE	3,917	437,379
Siemens AG Registered	3,054	389,795
Siemens Healthineers AGb,d	597	23,287
Symrise AG	495	40,130
Telefonica Deutschland Holding AG	3,180	15,218
thyssenkrupp AG	1,650	43,060
Uniper SE	858	26,610
United Internet AG Registered[e]	495	32,164
Volkswagen AG	136	27,835
Vonovia SE	1,982	99,641
Wirecard AG	450	61,491
Zalando SEb,c,d	420	21,693

		5,466,753
HONG KONG — 1.52%
AIA Group Ltd.	48,000	432,402
ASM Pacific Technology Ltd.	1,200	16,513
Bank of East Asia Ltd. (The)[c]	9,080	40,030
BOC Hong Kong Holdings Ltd.	15,000	78,075
CK Asset Holdings Ltd.	10,336	89,621
CK Hutchison Holdings Ltd.	10,836	128,542
CK Infrastructure Holdings Ltd.	2,500	19,782
CLP Holdings Ltd.	6,500	67,499
Galaxy Entertainment Group Ltd.	9,000	79,585
Hang Lung Group Ltd.	4,000	12,130
Hang Lung Properties Ltd.	8,000	19,000
Hang Seng Bank Ltd.	3,100	78,841
Henderson Land Development Co. Ltd.	4,565	29,112
HK Electric Investments & HK Electric Investments Ltd.[c,d]	12,500	11,627
HKT Trust & HKT Ltd.	15,740	20,737
Hong Kong & China Gas Co. Ltd.[c]	45,180	94,640
Hong Kong Exchanges & Clearing Ltd.[c]	4,700	154,027
Hongkong Land Holdings Ltd.	4,500	32,625
Hysan Development Co. Ltd.	3,000	17,526
Jardine Matheson Holdings Ltd.	800	48,584
Jardine Strategic Holdings Ltd.	800	30,400
Kerry Properties Ltd.	2,500	12,009
Kingston Financial Group Ltd.[c]	16,000	8,175
Li & Fung Ltd.[c]	24,000	12,140
Link REIT	9,000	79,814
Melco Resorts & Entertainment Ltd. ADR	892	27,839
MGM China Holdings Ltd.	3,600	9,954
Minth Group Ltd.[c]	2,000	9,556
MTR Corp. Ltd.	6,500	36,648
New World Development Co. Ltd.	23,333	34,487
NWS Holdings Ltd.	7,000	13,843
PCCW Ltd.	19,000	11,790
Power Assets Holdings Ltd.	5,500	40,961
Sands China Ltd.	9,600	55,962

Security	Shares	Value
Shangri-La Asia Ltd.	4,000	$7,859
Sino Land Co. Ltd.	14,000	24,225
SJM Holdings Ltd.[c]	8,000	8,073
Sun Hung Kai Properties Ltd.	6,000	96,939
Swire Pacific Ltd. Class A	2,000	19,877
Swire Properties Ltd.	9,000	32,052
Techtronic Industries Co. Ltd.	5,393	31,884
WH Group Ltd.[d]	35,000	36,524
Wharf Holdings Ltd. (The)	5,000	16,723
Wharf Real Estate Investment Co. Ltd.[c]	5,000	37,588
Wheelock & Co. Ltd.	3,000	22,381
Wynn Macau Ltd.	6,000	22,438
Yue Yuen Industrial Holdings Ltd.	3,000	8,543

		2,219,582
IRELAND — 0.18%
AIB Group PLC	3,174	18,952
Bank of Ireland Group PLC	3,313	29,820
CRH PLC	3,395	121,045
Irish Bank Resolution Corp. Ltd.[a,b]	6,552	—
Kerry Group PLC Class A	645	65,850
Paddy Power Betfair PLC	328	32,476

		268,143
ISRAEL — 0.18%
Azrieli Group Ltd.	180	8,260
Bank Hapoalim BM	4,380	30,020
Bank Leumi Le-Israel BM	5,759	34,094
Bezeq The Israeli Telecommunication Corp. Ltd.	8,100	10,225
Check Point Software Technologies Ltd.[b,c]	500	48,255
Elbit Systems Ltd.	90	10,419
Frutarom Industries Ltd.	150	14,404
Israel Chemicals Ltd.	2,878	12,943
Mizrahi Tefahot Bank Ltd.	510	9,343
Nice Ltd.[b]	255	24,197
Teva Pharmaceutical Industries Ltd. ADR NVS[c]	3,645	65,537

		267,697
ITALY — 1.04%
Assicurazioni Generali SpA	5,133	103,816
Atlantia SpA	1,845	61,301
CNH Industrial NV	3,915	48,436
Davide Campari-Milano SpA NVS	2,370	17,811
Enel SpA	31,770	202,210
Eni SpA	10,125	198,175
EXOR NV	420	31,228
Ferrari NV	473	58,319
Fiat Chrysler Automobiles NVb	4,386	98,406
Intesa Sanpaolo SpA	53,933	205,716
Leonardo SpA	1,485	17,242
Luxottica Group SpA	677	42,337
Mediobanca Banca di Credito Finanziario SpA	2,567	31,216
Poste Italiane SpA[d]	2,115	20,714
Prysmian SpA	735	21,650
Recordati SpA	435	15,583
Snam SpA	8,866	42,687
Telecom Italia SpA/Milano[b]	44,531	44,021

372

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI ETF

April 30, 2018

Security	Shares	Value
Tenaris SA	1,890	$35,554
Terna Rete Elettrica Nazionale SpA	6,766	40,685
UniCredit SpA	7,933	172,274
UnipolSai Assicurazioni SpA	3,645	9,821

		1,519,202
NETHERLANDS — 1.52%
ABN AMRO Group NV CVA[d]	1,735	53,936
Aegon NV	7,253	53,385
AerCap Holdings NVb,c	585	30,496
Akzo Nobel NV	1,016	91,942
Altice NV Class Ab,c	2,387	22,893
ArcelorMittal[b]	2,674	90,767
ASML Holding NV	1,530	291,146
Boskalis Westminster[c]	362	10,746
Heineken Holding NV	461	46,898
Heineken NV	1,036	109,273
ING Groep NV	15,480	261,392
Koninklijke Ahold Delhaize NV	5,122	123,799
Koninklijke DSM NV	735	76,210
Koninklijke KPN NV	13,502	42,039
Koninklijke Philips NV	3,735	158,889
Koninklijke Vopak NV	300	14,825
NN Group NV	1,230	58,983
NXP Semiconductors NVb	1,329	139,412
Randstad NV	480	30,957
RELX NV	4,108	87,428
Unilever NV CVA	6,354	364,269
Wolters Kluwer NV	1,191	64,509

		2,224,194
NEW ZEALAND — 0.07%
Auckland International Airport Ltd.	3,975	17,869
Fisher & Paykel Healthcare Corp. Ltd.	2,292	20,591
Fletcher Building Ltd.	2,938	13,062
Mercury NZ Ltd.	2,820	6,338
Meridian Energy Ltd.	5,362	11,108
Ryman Healthcare Ltd.[c]	1,470	10,979
Spark New Zealand Ltd.	7,065	17,224

		97,171
NORWAY — 0.28%
DNB ASA	3,945	74,137
Gjensidige Forsikring ASA	825	13,099
Marine Harvest ASA	1,620	35,318
Norsk Hydro ASA	5,375	33,587
Orkla ASA	3,001	27,848
Schibsted ASA Class B	495	13,347
Statoil ASA	4,654	119,384
Telenor ASA	2,970	65,917
Yara International ASA	690	29,198

		411,835

Security	Shares	Value
PORTUGAL — 0.06%
EDP — Energias de Portugal SA	9,570	$35,566
Galp Energia SGPS SA	2,072	39,841
Jeronimo Martins SGPS SA	1,080	18,973

		94,380
SINGAPORE — 0.56%
Ascendas REIT	9,037	18,223
CapitaLand Commercial Trust	11,158	15,337
CapitaLand Ltd.	9,000	25,558
CapitaLand Mall Trust	9,000	14,274
City Developments Ltd.	1,600	15,311
ComfortDelGro Corp. Ltd.	9,000	15,294
DBS Group Holdings Ltd.	7,100	165,374
Genting Singapore PLC	23,300	20,589
Golden Agri-Resources Ltd.	31,500	8,208
Hutchison Port Holdings Trust[c]	22,500	7,538
Jardine Cycle & Carriage Ltd.	310	8,021
Keppel Corp. Ltd.	4,500	27,835
Oversea-Chinese Banking Corp. Ltd.[c]	12,525	130,543
SATS Ltd.	4,500	18,829
Sembcorp Industries Ltd.	4,500	10,434
Singapore Exchange Ltd.	3,200	18,658
Singapore Press Holdings Ltd.[c]	4,500	9,244
Singapore Technologies Engineering Ltd.	4,500	11,861
Singapore Telecommunications Ltd.	32,300	85,870
StarHub Ltd.[c]	3,400	5,829
Suntec REIT	10,500	15,543
United Overseas Bank Ltd.[c]	5,300	120,647
UOL Group Ltd.	4,500	29,942
Wilmar International Ltd.	4,500	11,080
Yangzijiang Shipbuilding Holdings Ltd.	9,000	7,953

		817,995
SPAIN — 1.33%
Abertis Infraestructuras SA	2,848	62,832
ACS Actividades de Construccion y Servicios SA	945	39,995
Aena SME SAd	272	56,229
Amadeus IT Group SA	1,755	128,708
Banco Bilbao Vizcaya Argentaria SA	26,610	216,371
Banco de Sabadell SA	21,652	42,549
Banco Santander SA	63,855	414,525
Bankia SAc	5,058	22,287
Bankinter SA	2,785	29,207
CaixaBank SA	14,536	70,934
Enagas SA	959	27,970
Endesa SA	1,230	28,785
Ferrovial SA	2,034	43,583
Gas Natural SDG SA	1,395	35,243
Grifols SA	1,231	34,728
Iberdrola SA	23,328	180,834
Industria de Diseno Textil SA	4,355	135,647
International Consolidated Airlines Group SA	2,520	21,836
Mapfre SA	4,425	15,419
Red Electrica Corp. SA	1,350	28,185
Repsol SA	5,051	96,726

373

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI Kokusai ETF

April 30, 2018

Security	Shares	Value
Siemens Gamesa Renewable Energy SAc	960	$16,546
Telefonica SA	18,765	191,192

		1,940,331
SWEDEN — 1.05%
Alfa Laval AB	1,083	26,967
Assa Abloy AB Class B	4,080	85,959
Atlas Copco AB Class A	2,715	106,855
Atlas Copco AB Class B	1,575	56,259
Boliden AB	1,035	36,082
Electrolux AB Series B	1,005	26,588
Essity AB Class B	2,380	60,705
Getinge AB Class B	830	7,752
Hennes & Mauritz AB Class B	3,960	67,859
Hexagon AB Class B	1,068	62,055
Husqvarna AB Class B	1,485	14,342
ICA Gruppen ABc	315	9,818
Industrivarden AB Class C	585	12,388
Investor AB Class B	1,800	78,872
Kinnevik AB Class B	990	35,906
L E Lundbergforetagen AB Class B	165	11,229
Lundin Petroleum ABb	705	19,530
Millicom International Cellular SA SDR	270	18,035
Nordea Bank AB	12,199	124,711
Sandvik AB	4,365	74,888
Securitas AB Class B	1,327	21,553
Skandinaviska Enskilda Banken AB Class A	6,075	57,324
Skanska AB Class B	1,485	29,095
SKF AB Class B	1,606	32,706
Svenska Handelsbanken AB Class A	6,345	71,121
Swedbank AB Class A	3,630	79,280
Swedish Match AB	780	35,150
Tele2 AB Class B	1,351	17,616
Telefonaktiebolaget LM Ericsson Class B	12,090	92,925
Telia Co. AB	10,560	52,154
Volvo AB Class B	6,345	108,278

		1,534,002
SWITZERLAND — 3.10%
ABB Ltd. Registered	7,385	173,378
Adecco Group AG Registered	662	44,098
Baloise Holding AG Registered	194	30,906
Barry Callebaut AG Registered	9	16,247
Chocoladefabriken Lindt & Spruengli AG Participation Certificates NVS	7	45,116
Cie. Financiere Richemont SA Registered	2,085	199,169
Clariant AG Registered	936	21,757
Credit Suisse Group AG Registered	9,540	161,859
Dufry AG Registered[b,c]	135	19,209
EMS-Chemie Holding AG Registered	45	27,957
Geberit AG Registered	143	61,337
Givaudan SA Registered	45	100,874
Julius Baer Group Ltd.	900	53,860
Kuehne + Nagel International AG Registered	206	32,256
LafargeHolcim Ltd. Registered	1,755	98,148
Lonza Group AG Registered	288	71,047

Security	Shares	Value
Nestle SA Registered	12,420	$965,847
Novartis AG Registered	8,841	685,023
Pargesa Holding SA Bearer	151	14,209
Partners Group Holding AG	90	66,052
Roche Holding AG NVS	2,790	622,458
Schindler Holding AG Participation Certificates NVS	163	33,855
Schindler Holding AG Registered	92	18,504
SGS SA Registered	21	51,275
Sika AG Bearer	9	65,734
Sonova Holding AG Registered	196	32,512
Straumann Holding AG Registered	45	30,799
Swatch Group AG (The) Bearer	135	65,257
Swatch Group AG (The) Registered	182	16,299
Swiss Life Holding AG Registered	135	47,527
Swiss Prime Site AG Registered	206	19,364
Swiss Re AG	1,265	120,967
Swisscom AG Registered	90	43,368
UBS Group AG Registered	14,610	247,509
Vifor Pharma AG	195	30,977
Zurich Insurance Group AG	599	192,183

		4,526,937
UNITED KINGDOM — 7.33%
3i Group PLC	3,964	51,410
Admiral Group PLC	826	22,674
Anglo American PLC[c]	5,280	124,314
Antofagasta PLC	1,410	18,885
Aptiv PLC	1,067	90,247
Ashtead Group PLC	2,025	56,703
Associated British Foods PLC	1,433	53,370
AstraZeneca PLC	4,996	351,150
Auto Trader Group PLC[d]	4,215	20,493
Aviva PLC	15,932	116,083
Babcock International Group PLC	1,052	10,662
BAE Systems PLC	12,915	108,688
Barclays PLC	67,603	192,977
Barratt Developments PLC	3,885	29,859
Berkeley Group Holdings PLC	541	30,342
BHP Billiton PLC	8,475	180,232
BP PLC	78,524	581,874
British American Tobacco PLC	9,137	503,268
British Land Co. PLC (The)	3,885	35,980
BT Group PLC	32,760	112,557
Bunzl PLC	1,170	34,019
Burberry Group PLC	1,830	45,962
Capita PLC	2,610	6,886
Carnival PLC	771	50,176
Centrica PLC	22,247	47,127
Cobham PLC[b]	10,050	15,933
Coca-Cola European Partners PLC NVS	855	33,516
Coca-Cola HBC AGb	766	25,785
Compass Group PLC	6,365	136,763
ConvaTec Group PLC[d]	4,725	14,135
Croda International PLC	581	35,699
DCC PLC	361	34,806
Diageo PLC	9,993	356,346
Direct Line Insurance Group PLC	5,417	27,927
easyJet PLC	720	15,768
Experian PLC	3,519	80,798

374

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI ETF

April 30, 2018

Security	Shares	Value
Ferguson PLC	1,008	$77,471
Fresnillo PLC	895	15,717
G4S PLC	5,610	20,005
GlaxoSmithKline PLC	19,487	392,246
Glencore PLC	48,852	235,973
GVC Holdings PLC	2,163	26,589
Hammerson PLC	3,420	25,861
Hargreaves Lansdown PLC	970	23,908
HSBC Holdings PLC	79,951	798,814
IMI PLC	1,026	15,432
Imperial Brands PLC	3,825	137,214
InterContinental Hotels Group PLC	727	45,951
Intertek Group PLC	675	45,565
Investec PLC	2,295	18,252
ITV PLC	14,835	30,987
J Sainsbury PLC	6,285	26,749
John Wood Group PLC	2,703	21,169
Johnson Matthey PLC	798	36,205
Kingfisher PLC	8,641	36,157
Land Securities Group PLC	3,062	41,685
Legal & General Group PLC	24,300	90,368
Lloyds Banking Group PLC	285,310	254,095
London Stock Exchange Group PLC	1,260	74,625
Marks & Spencer Group PLC	6,840	27,104
Mediclinic International PLC[c]	1,602	14,806
Meggitt PLC	3,210	20,886
Melrose Industries PLC	12,016	37,734
Merlin Entertainments PLC[d]	3,000	15,198
Micro Focus International PLC	840	14,497
Mondi PLC	1,442	40,239
National Grid PLC	13,862	160,914
Next PLC	600	43,436
Old Mutual PLC	19,449	67,399
Pearson PLC[c]	3,285	37,726
Persimmon PLC	1,230	45,996
Prudential PLC	10,260	264,897
Randgold Resources Ltd.	364	29,420
Reckitt Benckiser Group PLC	2,625	206,158
RELX PLC	4,040	86,500
Rio Tinto PLC	4,906	266,642
Rolls-Royce Holdings PLC	6,374	73,745
Rolls-Royce Holdings PLC New[a,b]	452,554	623
Royal Bank of Scotland Group PLC[b]	13,622	50,696
Royal Dutch Shell PLC Class A	17,888	623,589
Royal Dutch Shell PLC Class B	15,035	538,730
Royal Mail PLC	3,330	26,657
RSA Insurance Group PLC	3,961	35,866
Sage Group PLC (The)	4,322	37,813
Schroders PLC	480	21,824
Segro PLC	3,912	34,818
Sensata Technologies Holding PLC[b]	675	34,236
Severn Trent PLC	930	24,850
Shire PLC	3,639	193,771
Sky PLC	4,050	76,868
Smith & Nephew PLC	3,240	62,298
Smiths Group PLC	1,590	34,985
SSE PLC	3,931	74,772

Security	Shares	Value
St. James’s Place PLC	2,097	$32,826
Standard Chartered PLC	13,142	138,836
Standard Life Aberdeen PLC	10,577	53,218
Taylor Wimpey PLC	12,210	32,247
Tesco PLC	38,385	124,719
Travis Perkins PLC	1,050	18,352
TUI AG	1,591	36,059
Unilever PLC	5,040	283,054
United Utilities Group PLC	2,658	27,209
Vodafone Group PLC	106,168	309,424
Weir Group PLC (The)	875	25,743
Whitbread PLC	735	43,339
Wm Morrison Supermarkets PLC	8,970	30,035
WPP PLC	4,995	85,826

		10,711,032
UNITED STATES — 64.52%
3M Co.	2,385	463,620
Abbott Laboratories	6,885	400,225
AbbVie Inc.	6,351	613,189
Accenture PLC Class A	2,445	369,684
Activision Blizzard Inc.	2,831	187,837
Acuity Brands Inc.[c]	180	21,559
Adobe Systems Inc.[b]	1,949	431,898
Advance Auto Parts Inc.	300	34,335
Advanced Micro Devices Inc.[b,c]	3,378	36,753
AES Corp./VA	2,880	35,251
Aetna Inc.	1,287	230,437
Affiliated Managers Group Inc.	228	37,588
Aflac Inc.	3,090	140,811
AGCO Corp.	281	17,613
Agilent Technologies Inc.	1,315	86,448
AGNC Investment Corp.	1,351	25,561
Air Products & Chemicals Inc.	871	141,355
Akamai Technologies Inc.[b]	690	49,438
Albemarle Corp.	424	41,111
Alexandria Real Estate Equities Inc.	360	44,845
Alexion Pharmaceuticals Inc.[b]	900	105,867
Align Technology Inc.[b]	315	78,703
Alkermes PLC[b,c]	585	25,898
Alleghany Corp.	54	31,032
Allegion PLC	360	27,785
Allergan PLC	1,330	204,354
Alliance Data Systems Corp.	190	38,579
Alliant Energy Corp.	885	38,011
Allstate Corp. (The)	1,440	140,861
Ally Financial Inc.	1,743	45,492
Alnylam Pharmaceuticals Inc.[b]	367	34,693
Alphabet Inc. Class Ab	1,215	1,237,575
Alphabet Inc. Class C NVS[b]	1,260	1,281,836
Altria Group Inc.	7,606	426,773
Amazon.com Inc.[b]	1,631	2,554,358
AMERCO	45	15,188
Ameren Corp.	990	58,034
American Airlines Group Inc.	500	21,465
American Electric Power Co. Inc.	1,890	132,262
American Express Co.	2,940	290,325
American Financial Group Inc./OH	300	33,966
American International Group Inc.	3,645	204,120

375

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI ETF

April 30, 2018

Security	Shares	Value
American Tower Corp.	1,690	$230,448
American Water Works Co. Inc.	705	61,039
Ameriprise Financial Inc.	573	80,340
AmerisourceBergen Corp.	660	59,783
AMETEK Inc.	950	66,310
Amgen Inc.	2,677	467,083
Amphenol Corp. Class A	1,234	103,298
Anadarko Petroleum Corp.	2,206	148,508
Analog Devices Inc.	1,485	129,715
Andeavor	600	82,992
Annaly Capital Management Inc.	4,619	47,899
ANSYS Inc.[b]	343	55,449
Antero Resources Corp.[b]	870	16,530
Anthem Inc.	1,013	239,058
AO Smith Corp.	585	35,890
Aon PLC	997	142,043
Apache Corp.	1,515	62,039
Apple Inc.	20,475	3,383,698
Applied Materials Inc.	4,216	209,409
Aramark	992	37,091
Arch Capital Group Ltd.[b]	540	43,270
Archer-Daniels-Midland Co.	2,252	102,196
Arconic Inc.	1,736	30,918
Arista Networks Inc.[b]	195	51,587
Arrow Electronics Inc.[b]	375	28,028
Arthur J Gallagher & Co.	690	48,293
Assurant Inc.	234	21,720
AT&T Inc.	24,435	799,024
Athene Holding Ltd. Class A NVS[b]	585	28,665
Atmos Energy Corp.	450	39,100
Autodesk Inc.[b]	780	98,202
Autoliv Inc.	337	45,175
Automatic Data Processing Inc.	1,742	205,695
AutoNation Inc.[b]	196	9,053
AutoZone Inc.[b]	135	84,310
AvalonBay Communities Inc.	541	88,183
Avery Dennison Corp.	360	37,732
Avnet Inc.	495	19,419
Axalta Coating Systems Ltd.[b,c]	926	28,613
Axis Capital Holdings Ltd.	390	22,893
Baker Hughes a GE Co.	1,665	60,123
Ball Corp.	1,261	50,553
Bank of America Corp.	39,446	1,180,224
Bank of New York Mellon Corp. (The)	4,095	223,218
Baxter International Inc.	1,984	137,888
BB&T Corp.	3,127	165,106
Becton Dickinson and Co.	1,045	242,304
Berkshire Hathaway Inc. Class Bb	5,040	976,399
Best Buy Co. Inc.	1,052	80,510
Biogen Inc.[b]	833	227,909
BioMarin Pharmaceutical Inc.[b]	705	58,875
BlackRock Inc.[f]	471	245,626
Boeing Co. (The)	2,250	750,510
Booking Holdings Inc.[b]	193	420,354
BorgWarner Inc.	825	40,375
Boston Properties Inc.	630	76,488
Boston Scientific Corp.[b]	5,400	155,088

Security	Shares	Value
Brighthouse Financial Inc.[b]	340	$17,265
Bristol-Myers Squibb Co.	6,526	340,200
Brixmor Property Group Inc.	1,225	18,240
Broadcom Inc.	1,620	371,660
Broadridge Financial Solutions Inc.	465	49,853
Brown-Forman Corp. Class B NVS	1,053	59,010
Bunge Ltd.	570	41,171
CA Inc.	1,264	43,987
Cabot Oil & Gas Corp.	1,845	44,114
Cadence Design Systems Inc.[b]	1,140	45,668
Camden Property Trust	360	30,744
Campbell Soup Co.	735	29,973
Capital One Financial Corp.	1,980	179,428
Cardinal Health Inc.	1,260	80,854
CarMax Inc.[b]	720	45,000
Carnival Corp.	1,395	87,969
Caterpillar Inc.	2,345	338,524
Cboe Global Markets Inc.	427	45,595
CBRE Group Inc. Class Ab	1,216	55,097
CBS Corp. Class B NVS	1,390	68,388
CDK Global Inc.	507	33,077
CDW Corp./DE	630	44,913
Celanese Corp. Series A	501	54,444
Celgene Corp.[b]	3,195	278,284
Centene Corp.[b]	698	75,789
CenterPoint Energy Inc.	1,680	42,554
CenturyLink Inc.	4,041	75,082
Cerner Corp.[b]	1,215	70,774
CF Industries Holdings Inc.	930	36,084
CH Robinson Worldwide Inc.	536	49,328
Charles Schwab Corp. (The)	4,755	264,758
Charter Communications Inc. Class Ab	765	207,537
Chemours Co. (The)	755	36,550
Cheniere Energy Inc.[b]	765	44,492
Chevron Corp.	7,560	945,832
Chipotle Mexican Grill Inc.[b]	105	44,450
Chubb Ltd.	1,848	250,718
Church & Dwight Co. Inc.	994	45,923
Cigna Corp.	969	166,494
Cimarex Energy Co.	376	37,822
Cincinnati Financial Corp.	630	44,314
Cintas Corp.	362	61,649
Cisco Systems Inc.	19,710	872,956
CIT Group Inc.	542	28,699
Citigroup Inc.	10,620	725,027
Citizens Financial Group Inc.	1,942	80,574
Citrix Systems Inc.[b]	593	61,026
Clorox Co. (The)	495	58,014
CME Group Inc.	1,360	214,445
CMS Energy Corp.	1,140	53,797
Coca-Cola Co. (The)	16,077	694,687
Cognex Corp.	695	32,144
Cognizant Technology Solutions Corp. Class A	2,340	191,459
Colgate-Palmolive Co.	3,285	214,281
Colony NorthStar Inc. Class A	2,108	12,880
Comcast Corp. Class A	18,561	582,630
Comerica Inc.	704	66,584
CommScope Holding Co. Inc.[b]	780	29,812
Conagra Brands Inc.	1,695	62,834
Concho Resources Inc.[b]	610	95,898

376

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI ETF

April 30, 2018

Security	Shares	Value
ConocoPhillips	4,791	$313,810
Consolidated Edison Inc.	1,245	99,762
Constellation Brands Inc. Class A	675	157,363
Continental Resources Inc./OKb	390	25,763
Cooper Companies Inc. (The)	195	44,598
Corning Inc.	3,473	93,840
CoStar Group Inc.[b]	138	50,599
Costco Wholesale Corp.	1,746	344,241
Coty Inc. Class A	1,914	33,208
Crown Castle International Corp.	1,627	164,115
Crown Holdings Inc.[b]	563	28,060
CSX Corp.	3,395	201,629
Cummins Inc.	610	97,515
CVS Health Corp.	4,095	285,954
Danaher Corp.	2,473	248,091
Darden Restaurants Inc.	510	47,359
DaVita Inc.[b]	611	38,365
Deere & Co.	1,080	146,156
Dell Technologies Inc. Class Vb	813	58,349
Delta Air Lines Inc.	732	38,225
DENTSPLY SIRONA Inc.	943	47,471
Devon Energy Corp.	1,995	72,478
Diamondback Energy Inc.[b]	375	48,169
Digital Realty Trust Inc.	823	86,983
Discover Financial Services	1,455	103,669
Discovery Inc. Class Ab	585	13,835
Discovery Inc. Class C NVS[b]	1,247	27,708
DISH Network Corp. Class Ab	901	30,229
Dollar General Corp.	1,107	106,859
Dollar Tree Inc.[b]	945	90,616
Dominion Energy Inc.	2,566	170,793
Domino’s Pizza Inc.[c]	180	43,511
Dover Corp.	645	59,791
DowDuPont Inc.	9,279	586,804
DR Horton Inc.	1,444	63,738
Dr Pepper Snapple Group Inc.	720	86,371
DTE Energy Co.	721	75,993
Duke Energy Corp.	2,747	220,200
Duke Realty Corp.	1,320	35,772
DXC Technology Co.	1,122	115,633
E*TRADE Financial Corp.[b]	1,113	67,537
East West Bancorp. Inc.	588	39,173
Eastman Chemical Co.	538	54,919
Eaton Corp. PLC	1,778	133,403
Eaton Vance Corp. NVS	435	23,660
eBay Inc.[b]	3,992	151,217
Ecolab Inc.	1,039	150,416
Edison International	1,315	86,159
Edwards Lifesciences Corp.[b]	855	108,893
Electronic Arts Inc.[b]	1,230	145,115
Eli Lilly & Co.	4,005	324,685
Emerson Electric Co.	2,610	173,330
Entergy Corp.	735	59,969
Envision Healthcare Corp.[b]	496	18,436
EOG Resources Inc.	2,295	271,200
EQT Corp.	1,015	50,943
Equifax Inc.	480	53,784

Security	Shares	Value
Equinix Inc.	315	$132,549
Equity Residential	1,452	89,603
Essex Property Trust Inc.	271	64,956
Estee Lauder Companies Inc. (The) Class A	902	133,577
Everest Re Group Ltd.	155	36,064
Eversource Energy	1,307	78,747
Exelon Corp.	3,782	150,070
Expedia Group Inc.	498	57,340
Expeditors International of Washington Inc.	690	44,063
Express Scripts Holding Co.[b]	2,258	170,931
Extra Space Storage Inc.[c]	525	47,035
Exxon Mobil Corp.	16,920	1,315,530
F5 Networks Inc.[b]	261	42,566
Facebook Inc. Class Ab	9,495	1,633,140
Fastenal Co.	1,170	58,488
Federal Realty Investment Trust	285	33,017
FedEx Corp.	1,006	248,683
Fidelity National Information Services Inc.	1,299	123,366
Fifth Third Bancorp.	2,773	91,980
First Data Corp. Class Ab	1,803	32,634
First Republic Bank/CA	630	58,508
FirstEnergy Corp.	1,710	58,824
Fiserv Inc.[b]	1,620	114,793
FleetCor Technologies Inc.[b]	367	76,072
Flex Ltd.[b]	2,131	27,703
FLIR Systems Inc.	585	31,327
Flowserve Corp.	555	24,648
Fluor Corp.	540	31,833
FMC Corp.	544	43,373
FNF Group	1,036	38,156
Ford Motor Co.	14,910	167,588
Fortinet Inc.[b]	540	29,894
Fortive Corp.	1,228	86,341
Fortune Brands Home & Security Inc.	632	34,564
Franklin Resources Inc.	1,380	46,423
Freeport-McMoRan Inc.	5,551	84,431
Gap Inc. (The)	945	27,632
Garmin Ltd.	495	29,042
Gartner Inc.[b]	368	44,635
General Dynamics Corp.	1,004	202,115
General Electric Co.	34,516	485,640
General Mills Inc.	2,297	100,471
General Motors Co.	5,088	186,933
Genuine Parts Co.	586	51,756
GGP Inc.	2,205	44,078
Gilead Sciences Inc.	5,265	380,291
Global Payments Inc.	630	71,221
Goldman Sachs Group Inc. (The)	1,414	336,999
Goodyear Tire & Rubber Co. (The)	945	23,729
H&R Block Inc.	869	24,028
Halliburton Co.	3,420	181,226
Hanesbrands Inc.	1,398	25,821
Harley-Davidson Inc.	707	29,079
Harris Corp.	478	74,769
Hartford Financial Services Group Inc. (The)	1,440	77,530
Hasbro Inc.	465	40,962
HCA Healthcare Inc.	1,131	108,282
HCP Inc.	1,980	46,253
HD Supply Holdings Inc.[b]	765	29,613
Helmerich & Payne Inc.	392	27,264

377

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI ETF

April 30, 2018

Security	Shares	Value
Henry Schein Inc.[b,c]	600	$45,600
Hershey Co. (The)	570	52,406
Hess Corp.	1,170	66,678
Hewlett Packard Enterprise Co.	6,339	108,080
Hilton Worldwide Holdings Inc.	1,138	89,720
HollyFrontier Corp.	690	41,876
Hologic Inc.[b]	1,134	43,988
Home Depot Inc. (The)	4,644	858,211
Honeywell International Inc.	2,883	417,112
Hormel Foods Corp.	1,212	43,935
Host Hotels & Resorts Inc.	2,955	57,800
HP Inc.	6,594	141,705
Humana Inc.	563	165,623
Huntington Bancshares Inc./OH	4,440	66,200
Huntington Ingalls Industries Inc.	180	43,778
IAC/InterActiveCorp.[b]	300	48,642
IDEX Corp.	326	43,573
IDEXX Laboratories Inc.[b]	360	70,016
IHS Markit Ltd.[b]	1,530	75,169
Illinois Tool Works Inc.	1,199	170,282
Illumina Inc.[b]	585	140,944
Incyte Corp.[b]	731	45,278
Ingersoll-Rand PLC	991	83,135
Ingredion Inc.	270	32,694
Intel Corp.	18,630	961,681
Intercontinental Exchange Inc.	2,293	166,151
International Business Machines Corp.	3,507	508,375
International Flavors & Fragrances Inc.	315	44,497
International Paper Co.	1,575	81,207
Interpublic Group of Companies Inc. (The)	1,500	35,385
Intuit Inc.	945	174,627
Intuitive Surgical Inc.[b]	450	198,351
Invesco Ltd.	1,590	46,062
Invitation Homes Inc.	1,249	28,902
IPG Photonics Corp.[b]	153	32,594
IQVIA Holdings Inc.[b]	548	52,476
Iron Mountain Inc.	1,115	37,843
Jack Henry & Associates Inc.	320	38,234
Jacobs Engineering Group Inc.	495	28,755
Jazz Pharmaceuticals PLC[b]	255	38,770
JB Hunt Transport Services Inc.	332	38,987
JM Smucker Co. (The)	436	49,739
Johnson & Johnson	10,710	1,354,708
Johnson Controls International PLC	3,646	123,490
Jones Lang LaSalle Inc.	195	33,054
JPMorgan Chase & Co.	13,860	1,507,691
Juniper Networks Inc.	1,455	35,778
Kansas City Southern	393	41,906
Kellogg Co.	1,037	61,079
KeyCorp.	4,275	85,158
Kimberly-Clark Corp.	1,395	144,438
Kimco Realty Corp.	1,650	23,942
Kinder Morgan Inc./DE	8,071	127,683
KLA-Tencor Corp.	632	64,300
Knight-Swift Transportation Holdings Inc.	542	21,143
Kohl’s Corp.	660	40,999
Kraft Heinz Co. (The)	2,435	137,285

Security	Shares	Value
Kroger Co. (The)	3,585	$90,306
L Brands Inc.	1,035	36,132
L3 Technologies Inc.	315	61,702
Laboratory Corp. of America Holdings[b]	409	69,837
Lam Research Corp.	631	116,773
Las Vegas Sands Corp.	1,575	115,495
Lear Corp.	274	51,230
Leggett & Platt Inc.	510	20,681
Leidos Holdings Inc.	601	38,602
Lennar Corp. Class A	1,129	59,713
Lennox International Inc.	150	29,006
Leucadia National Corp.	1,245	29,930
Liberty Broadband Corp. Class C NVS[b]	408	28,923
Liberty Global PLC Series Ab	767	23,117
Liberty Global PLC Series C NVS[b]	2,340	68,094
Liberty Media Corp.-Liberty Formula One Class C NVS[b]	811	23,941
Liberty Media Corp.-Liberty SiriusXM Class Ab	360	15,037
Liberty Media Corp.-Liberty SiriusXM Class C NVS[b]	675	28,121
Liberty Property Trust	585	24,465
Lincoln National Corp.	810	57,218
Live Nation Entertainment Inc.[b]	582	22,972
LKQ Corp.[b]	1,230	38,155
Lockheed Martin Corp.	1,035	332,069
Loews Corp.	1,155	60,591
Lowe’s Companies Inc.	3,302	272,184
Lululemon Athletica Inc.[b]	379	37,824
LyondellBasell Industries NV Class A	1,284	135,757
M&T Bank Corp.	540	98,426
Macerich Co. (The)	504	29,040
Macquarie Infrastructure Corp.	315	11,939
Macy’s Inc.	1,245	38,682
ManpowerGroup Inc.	270	25,844
Marathon Oil Corp.	3,255	59,404
Marathon Petroleum Corp.	1,949	146,000
Markel Corp.[b]	54	61,022
Marriott International Inc./MD Class A	1,241	169,620
Marsh & McLennan Companies Inc.	2,010	163,815
Martin Marietta Materials Inc.[c]	260	50,640
Marvell Technology Group Ltd.	1,710	34,303
Masco Corp.	1,218	46,126
Mastercard Inc. Class A	3,742	667,086
Mattel Inc.	1,395	20,646
Maxim Integrated Products Inc.	1,170	63,765
McCormick & Co. Inc./MD NVS	465	49,016
McDonald’s Corp.	3,174	531,455
McKesson Corp.	831	129,811
Medtronic PLC	5,363	429,737
MercadoLibre Inc.[c]	180	61,130
Merck & Co. Inc.	10,890	641,094
MetLife Inc.	3,555	169,467
Mettler-Toledo International Inc.[b]	98	54,873
MGM Resorts International	1,785	56,085
Michael Kors Holdings Ltd.[b]	600	41,052
Microchip Technology Inc.	949	79,393
Micron Technology Inc.[b]	4,609	211,922
Microsoft Corp.	29,160	2,727,043
Mid-America Apartment Communities Inc.	465	42,529
Middleby Corp. (The)[b,c]	206	25,923
Mohawk Industries Inc.[b]	270	56,668
Molson Coors Brewing Co. Class B	780	55,567

378

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI ETF

April 30, 2018

Security	Shares	Value
Mondelez International Inc. Class A	6,030	$238,185
Monsanto Co.	1,727	216,514
Monster Beverage Corp.[b]	1,590	87,450
Moody’s Corp.	675	109,485
Morgan Stanley	5,412	279,367
Mosaic Co. (The)	1,305	35,170
Motorola Solutions Inc.	630	69,193
MSCI Inc.	375	56,186
Mylan NVb	1,827	70,815
Nasdaq Inc.	438	38,684
National Oilwell Varco Inc.	1,500	58,005
National Retail Properties Inc.	630	23,965
NetApp Inc.	1,065	70,908
Netflix Inc.[b]	1,722	538,056
New York Community Bancorp. Inc.	2,070	24,592
Newell Brands Inc.	1,980	54,707
Newfield Exploration Co.[b]	885	26,373
Newmont Mining Corp.	2,145	84,277
News Corp. Class A NVS	1,548	24,737
NextEra Energy Inc.	1,845	302,414
Nielsen Holdings PLC	1,449	45,571
NIKE Inc. Class B	5,220	356,996
NiSource Inc.	1,335	32,561
Noble Energy Inc.	1,785	60,387
Nordstrom Inc.	496	25,078
Norfolk Southern Corp.	1,125	161,404
Northern Trust Corp.	870	92,872
Northrop Grumman Corp.	675	217,377
Norwegian Cruise Line Holdings Ltd.[b]	855	45,717
Nucor Corp.	1,284	79,120
NVIDIA Corp.	2,430	546,507
NVR Inc.[b]	14	43,400
O’Reilly Automotive Inc.[b]	330	84,503
Occidental Petroleum Corp.	3,085	238,347
OGE Energy Corp.	795	26,132
Old Dominion Freight Line Inc.	250	33,465
Omnicom Group Inc.	946	69,682
ONEOK Inc.	1,518	91,414
Oracle Corp.	12,400	566,308
Owens Corning	450	29,471
PACCAR Inc.	1,395	88,820
Packaging Corp. of America	390	45,119
Palo Alto Networks Inc.[b]	360	69,304
Parker-Hannifin Corp.	540	88,895
Parsley Energy Inc. Class Ab	855	25,676
Paychex Inc.	1,307	79,165
PayPal Holdings Inc.[b]	4,564	340,520
Pentair PLC	677	45,549
People’s United Financial Inc.	1,395	25,515
PepsiCo Inc.	5,670	572,330
Perrigo Co. PLC	525	41,023
Pfizer Inc.	23,760	869,854
PG&E Corp.	2,102	96,902
Philip Morris International Inc.	6,210	509,220
Phillips 66	1,711	190,451
Pinnacle West Capital Corp.	435	35,018
Pioneer Natural Resources Co.	680	137,054

Security	Shares	Value
Plains GP Holdings LP Class A	563	$13,636
PNC Financial Services Group Inc. (The)[f]	1,890	275,203
Polaris Industries Inc.	255	26,729
PPG Industries Inc.	997	105,562
PPL Corp.	2,730	79,443
Praxair Inc.	1,140	173,873
Principal Financial Group Inc.	1,165	68,991
Procter & Gamble Co. (The)	10,170	735,698
Progressive Corp. (The)	2,295	138,366
Prologis Inc.	2,025	131,443
Prudential Financial Inc.	1,680	178,618
Public Service Enterprise Group Inc.	1,950	101,692
Public Storage	630	127,121
PulteGroup Inc.	1,087	33,001
PVH Corp.	295	47,103
Qorvo Inc.[b]	510	34,374
QUALCOMM Inc.	5,858	298,817
Quest Diagnostics Inc.	555	56,166
Qurate Retail Group, Inc. QVC Group Class Ab	1,806	42,278
Ralph Lauren Corp.	240	26,364
Range Resources Corp.	991	13,725
Raymond James Financial Inc.	450	40,387
Raytheon Co.	1,156	236,911
Realty Income Corp.	1,139	57,531
Red Hat Inc.[b]	689	112,348
Regency Centers Corp.	645	37,958
Regeneron Pharmaceuticals Inc.[b]	315	95,659
Regions Financial Corp.	4,781	89,405
Reinsurance Group of America Inc.	241	36,005
RenaissanceRe Holdings Ltd.	180	24,487
Republic Services Inc.	900	58,212
ResMed Inc.	585	55,364
Robert Half International Inc.	540	32,805
Rockwell Automation Inc.	495	81,442
Rockwell Collins Inc.	651	86,284
Rollins Inc.	345	16,739
Roper Technologies Inc.	405	106,997
Ross Stores Inc.	1,511	122,164
Royal Caribbean Cruises Ltd.	664	71,838
S&P Global Inc.	1,022	192,749
Sabre Corp.	810	16,718
salesforce.com Inc.[b]	2,719	328,972
SBA Communications Corp.[b]	474	75,949
SCANA Corp.	510	18,753
Schlumberger Ltd.	5,580	382,565
Seagate Technology PLC	1,170	67,731
Sealed Air Corp.	780	34,203
Seattle Genetics Inc.[b]	495	25,339
SEI Investments Co.	550	34,777
Sempra Energy	945	105,651
ServiceNow Inc.[b]	681	113,141
Sherwin-Williams Co. (The)	328	120,592
Signature Bank/New York NYb	227	28,863
Simon Property Group Inc.	1,196	186,983
Sirius XM Holdings Inc.[c]	6,615	41,873
Skyworks Solutions Inc.	750	65,070
SL Green Realty Corp.	420	41,051
Snap-on Inc.	240	34,860
Southern Co. (The)	4,001	184,526
Southwest Airlines Co.	563	29,743

379

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI ETF

April 30, 2018

Security	Shares	Value
Spectrum Brands Holdings Inc.[c]	90	$6,489
Spirit AeroSystems Holdings Inc. Class A	476	38,256
Splunk Inc.[b]	535	54,918
Sprint Corp.[b]	3,330	18,681
Square Inc. Class Ab	1,090	51,601
SS&C Technologies Holdings Inc.	724	35,947
Stanley Black & Decker Inc.	600	84,954
Starbucks Corp.	5,659	325,789
State Street Corp.	1,487	148,373
Steel Dynamics Inc.	960	43,018
Stericycle Inc.[b]	330	19,374
Stryker Corp.	1,354	229,395
SunTrust Banks Inc.	1,905	127,254
SVB Financial Group[b]	225	67,412
Symantec Corp.	2,505	69,614
Synchrony Financial	3,060	101,500
Synopsys Inc.[b]	609	52,076
Sysco Corp.	1,965	122,891
T Rowe Price Group Inc.	960	109,267
T-Mobile U.S. Inc.[b]	1,155	69,889
Take-Two Interactive Software Inc.[b]	461	45,966
Tapestry Inc.	1,126	60,545
Targa Resources Corp.	855	40,159
Target Corp.	2,076	150,718
TD Ameritrade Holding Corp.	1,132	65,758
TE Connectivity Ltd.	1,366	125,330
TechnipFMC PLC	1,808	59,592
Teleflex Inc.	182	48,754
TESARO Inc.[b]	150	7,637
Tesla Inc.[b,c]	540	158,706
Texas Instruments Inc.	3,915	397,098
Textron Inc.	1,035	64,315
Thermo Fisher Scientific Inc.	1,607	338,032
Tiffany & Co.	498	51,209
Time Warner Inc.	3,076	291,605
TJX Companies Inc. (The)	2,521	213,907
Toll Brothers Inc.	647	27,278
Torchmark Corp.	448	38,860
Total System Services Inc.	645	54,219
Tractor Supply Co.	510	34,680
TransDigm Group Inc.	225	72,128
TransUnion[b]	720	46,735
Travelers Companies Inc. (The)	1,089	143,312
Trimble Inc.[b]	1,035	35,811
TripAdvisor Inc.[b]	466	17,438
Twenty-First Century Fox Inc. Class A NVS	4,260	155,746
Twenty-First Century Fox Inc. Class B	1,710	61,680
Twitter Inc.[b]	2,490	75,472
Tyson Foods Inc. Class A	1,208	84,681
U.S. Bancorp.	6,572	331,557
UDR Inc.	1,050	37,958
UGI Corp.	735	35,567
Ulta Salon Cosmetics & Fragrance Inc.[b]	240	60,218
Under Armour Inc. Class Ab,c	732	13,000
Under Armour Inc. Class C NVS[b]	737	11,313
Union Pacific Corp.	3,136	419,064
United Continental Holdings Inc.[b]	300	20,262

Security	Shares	Value
United Parcel Service Inc. Class B	2,745	$311,557
United Rentals Inc.[b]	345	51,750
United Technologies Corp.	2,996	359,969
United Therapeutics Corp.[b]	155	17,067
UnitedHealth Group Inc.	3,841	908,012
Universal Health Services Inc. Class B	336	38,371
Unum Group	885	42,816
Vail Resorts Inc.	153	35,084
Valero Energy Corp.	1,755	194,682
Varian Medical Systems Inc.[b,c]	360	41,612
Veeva Systems Inc. Class Ab	495	34,714
Ventas Inc.	1,457	74,919
VEREIT Inc.	4,350	29,580
VeriSign Inc.[b,c]	355	41,684
Verisk Analytics Inc.[b]	630	67,063
Verizon Communications Inc.	16,560	817,236
Vertex Pharmaceuticals Inc.[b]	1,005	153,926
VF Corp.	1,304	105,454
Viacom Inc. Class B NVS	1,410	42,526
Visa Inc. Class A	7,200	913,536
Vistra Energy Corp.[b]	1,260	28,791
VMware Inc. Class Ab,c	295	39,312
Vornado Realty Trust	675	45,920
Voya Financial Inc.	765	40,048
Vulcan Materials Co.	540	60,313
WABCO Holdings Inc.[b]	225	29,023
Wabtec Corp./DE	320	28,419
Walgreens Boots Alliance Inc.	3,343	222,142
Walmart Inc.	5,944	525,806
Walt Disney Co. (The)	6,021	604,087
Waste Connections Inc.	990	71,577
Waste Management Inc.	1,696	137,868
Waters Corp.[b]	315	59,349
WEC Energy Group Inc.	1,274	81,893
Wells Fargo & Co.	18,675	970,353
Welltower Inc.	1,484	79,305
Westar Energy Inc.	585	31,695
Western Digital Corp.	1,172	92,342
Western Union Co. (The)	1,857	36,676
WestRock Co.	1,019	60,284
Weyerhaeuser Co.	3,026	111,296
Whirlpool Corp.	272	42,146
Williams Companies Inc. (The)	3,334	85,784
Willis Towers Watson PLC	495	73,512
Workday Inc. Class Ab	550	68,662
Worldpay Inc. Class Ab	1,170	95,027
WR Berkley Corp.	420	31,315
WR Grace & Co.	300	20,532
WW Grainger Inc.	225	63,304
Wyndham Worldwide Corp.	411	46,940
Wynn Resorts Ltd.	405	75,407
Xcel Energy Inc.	2,070	96,959
Xerox Corp.	883	27,770
Xilinx Inc.	1,005	64,561
XL Group Ltd.	1,080	60,037
Xylem Inc./NY	675	49,207
Yum! Brands Inc.	1,286	112,011
Zayo Group Holdings Inc.[b]	735	26,681
Zillow Group Inc. Class C NVS[b,c]	420	20,366
Zimmer Biomet Holdings Inc.	810	93,288

380

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI ETF

April 30, 2018

Security	Shares	Value
Zions BanCorp.	765	$41,884
Zoetis Inc.	1,923	160,532

		94,343,369

TOTAL COMMON STOCKS (Cost: $165,788,023)		144,853,922

PREFERRED STOCKS — 0.26%

GERMANY — 0.24%
Bayerische Motoren Werke AG NVS, Preference Shares	240	23,255
Fuchs Petrolub SE NVS, Preference Shares	255	13,722
Henkel AG & Co. KGaA NVS, Preference Shares	666	84,811
Porsche Automobil Holding SE NVS, Preference Shares	630	53,891
Schaeffler AG NVS, Preference Shares	645	10,026
Volkswagen AG NVS, Preference Shares	765	158,827

		344,532
ITALY — 0.02%
Intesa Sanpaolo SpA NVS, Preference Shares	3,795	15,067
Telecom Italia SpA/Milano NVS, Preference Shares	23,160	19,951

		35,018

TOTAL PREFERRED STOCKS (Cost: $430,501)		379,550

SHORT-TERM INVESTMENTS — 1.89%

MONEY MARKET FUNDS — 1.89%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.93%[f,g,h]	2,631,495	2,631,758
BlackRock Cash Funds: Treasury, SL Agency Shares
1.61%[f,g]	136,355	136,355

		2,768,113

TOTAL SHORT-TERM INVESTMENTS (Cost: $2,767,901)		2,768,113

TOTAL INVESTMENTS IN SECURITIES — 101.22%
(Cost: $168,986,425)		148,001,585
Other Assets, Less Liabilities — (1.22)%		(1,778,074)

NET ASSETS — 100.00%		$146,223,511

381

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI ETF

April 30, 2018

ADR — American Depositary Receipts

NVS — Non-Voting Shares

SDR — Swedish Depositary Receipts

[a]	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
[b]	Non-income producing security.
[c]	All or a portion of this security is on loan.
[d]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
[e]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[f]	Affiliate of the Fund.
[g]	Annualized 7-day yield as of period end.
[h]	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended April 30, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated issuer	Shares held at 07/31/17	Shares purchased	Shares sold	Shares held at 04/30/18	Value at 04/30/18	Income	Net realized gain (loss)	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	3,800,883	—	(1,169,388)[a]	2,631,495	$2,631,758	$14,333[b]	$(242)	$(546)
BlackRock Cash Funds: Treasury, SL Agency Shares	209,312	—	(72,957)[a]	136,355	136,355	2,258	—	—
BlackRock Inc.	1,161	520	(1,210)	471	245,626	4,381	106,177	(73,180)
PNC Financial Services Group Inc. (The)	4,465	2,152	(4,727)	1,890	275,203	4,566	106,063	(61,238)

					$3,288,942	$25,538	$211,998	$(134,964)

[a]	Net of purchases and sales.
[b]	Includes the Fund’s portion of securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities.

Futures Contracts

Futures contracts outstanding as of April 30, 2018 were as follows:

Description	Number of contracts	Expiration date	Notional amount (000)	Value / unrealized appreciation (depreciation)
Long Contracts
MSCI EAFE E-Mini	3	Jun 2018	$304	$(1,121)
S&P 500 E-Mini	4	Jun 2018	529	(19,150)

Total				(20,271)

382

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI ETF

April 30, 2018

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common stocks	$144,853,299	$—	$623	$144,853,922
Preferred stocks	379,550	—	—	379,550
Money market funds	2,768,113	—	—	2,768,113

Total	$148,000,962	$—	$623	$148,001,585

Derivative financial instruments[a]
Liabilities
Futures contracts	$(20,271)	$—	$—	$(20,271)

Total	$(20,271)	$—	$—	$(20,271)

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

383

Item 2.	Controls and Procedures.

(a)	The President (the registrant’s Principal Executive Officer) and Chief Financial Officer (the registrant’s Principal Financial Officer) have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in Section 4(a) of the certifications filed with this Form N-Q.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a)	Certifications of the President (the registrant’s Principal Executive Officer) and Treasurer and Chief Financial Officer (the registrant’s Principal Financial Officer) as required by Rule 30a-2(a) under the Investment Company Act of 1940 is filed with this Form N-Q as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By:	/s/ Martin Small
Martin Small, President (Principal Executive Officer)

Date:	June 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Martin Small
Martin Small, President (Principal Executive Officer)

Date:	June 29, 2018

By:	/s/ Jack Gee
Jack Gee, Treasurer and Chief Financial Officer (Principal Financial Officer)

Date:	June 29, 2018